As Filed with the U.S. Securities and Exchange Commission on July 29, 2008


                                               File Nos. 033-59692 and 811-07584

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]


                        Pre-Effective Amendment No.___ [ ]

                       Post-Effective Amendment No. 77 [X]
                                     and/or

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940 [X]


                              Amendment No. 77 [X]


                               RYDEX SERIES FUNDS
               (Exact Name of Registrant as Specified in Charter)

            9601 Blackwell Road, Suite 500, Rockville, Maryland 20850
               (Address of Principal Executive Offices) (Zip Code)

                                  (301)296-5100
              (Registrant's Telephone Number, Including Area Code)

                               Carl G. Verboncoeur
                               9601 Blackwell Road
                                    Suite 500
                            Rockville, Maryland 20850
               (Name and Address of Agent for Service of Process)

                                   Copies to:

                                 W. John McGuire
                           Morgan, Lewis & Bockius LLP
                         1111 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):


[ ] immediately upon filing pursuant to paragraph (b) of rule 485

[X] on August 1, 2008 pursuant to paragraph (b)(1)(v) of rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of rule 485

[ ] on (date) pursuant to paragraph (a)(1) of rule 485

[ ] 75 days after filing pursuant to paragraph (a)(2) of rule 485

[ ] on (date) pursuant to paragraph (a)(2) of rule 485

                                                              RYDEX SERIES FUNDS
                      ADVISOR CLASS AND H-CLASS SHARES PROSPECTUS AUGUST 1, 2008

                                                           DOMESTIC EQUITY FUNDS
                               NOVA                        MID-CAP 1.5x STRATEGY
                            S&P 500                     INVERSE MID-CAP STRATEGY
           INVERSE S&P 500 STRATEGY                RUSSELL 2000(R) 1.5x STRATEGY
                      NASDAQ-100(R)                              RUSSELL 2000(R)
                    (FORMERLY, OTC)             INVERSE RUSSELL 2000(R) STRATEGY
     INVERSE NASDAQ-100(R) STRATEGY
   (FORMERLY, INVERSE OTC STRATEGY)

                                                      INTERNATIONAL EQUITY FUNDS
              EUROPE 1.25x STRATEGY                            JAPAN 2x STRATEGY

                                                              FIXED INCOME FUNDS
               GOVERNMENT LONG BOND                          HIGH YIELD STRATEGY
                      1.2x STRATEGY                  INVERSE HIGH YIELD STRATEGY
            INVERSE GOVERNMENT LONG
                      BOND STRATEGY


                                                               MONEY MARKET FUND
                                                    U.S. GOVERNMENT MONEY MARKET

                                                         [RYDEXINVESTMENTS LOGO]

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


DOMESTIC EQUITY FUNDS
   NOVA FUND .....................................................    2
   S&P 500 FUND ..................................................    4
   INVERSE S&P 500 STRATEGY FUND .................................    6
   NASDAQ-100(R) FUND ............................................    8
   INVERSE NASDAQ-100(R) STRATEGY FUND ...........................   10
   MID-CAP 1.5x STRATEGY FUND ....................................   12
   INVERSE MID-CAP STRATEGY FUND .................................   14
   RUSSELL 2000(R) 1.5x STRATEGY FUND ............................   16
   RUSSELL 2000(R) FUND ..........................................   18
   INVERSE RUSSELL 2000(R) STRATEGY FUND .........................   20
INTERNATIONAL EQUITY FUNDS
   EUROPE 1.25x STRATEGY FUND ....................................   22
   JAPAN 2x STRATEGY FUND ........................................   24
FIXED INCOME FUNDS
   GOVERNMENT LONG BOND 1.2x STRATEGY FUND .......................   26
   INVERSE GOVERNMENT LONG BOND STRATEGY FUND ....................   28
   HIGH YIELD STRATEGY FUND ......................................   30
   INVERSE HIGH YIELD STRATEGY FUND ..............................   32
MONEY MARKET FUND
   U.S. GOVERNMENT MONEY MARKET FUND .............................   34
PRINCIPAL RISKS OF INVESTING IN THE FUNDS ........................   35
DESCRIPTIONS OF PRINCIPAL RISKS ..................................   39
FUND PERFORMANCE .................................................   52
FUND FEES AND EXPENSES ...........................................   68
MORE INFORMATION ABOUT THE FUNDS .................................   73
BENCHMARKS AND INVESTMENT METHODOLOGY.............................   73
SHAREHOLDER INFORMATION ..........................................   80
TRANSACTION INFORMATION ..........................................   82
BUYING FUND SHARES ...............................................   86
SELLING FUND SHARES ..............................................   90
EXCHANGING FUND SHARES ...........................................   92
RYDEX ACCOUNT POLICIES ...........................................   94
DISTRIBUTION AND SHAREHOLDER SERVICES ............................   98
DIVIDENDS AND DISTRIBUTIONS ......................................   99
TAX INFORMATION ..................................................   99
MANAGEMENT OF THE FUNDS ..........................................  101
FINANCIAL HIGHLIGHTS .............................................  106
INDEX PUBLISHERS INFORMATION .....................................  112
ADDITIONAL INFORMATION ...........................................  116

                                                                    PROSPECTUS 1

                               RYDEX SERIES FUNDS
                              ADVISOR CLASS SHARES
                                 H-CLASS SHARES

           9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 - 301.296.5100 - WWW.RYDEXINVESTMENTS.COM

DOMESTIC EQUITY FUNDS
INTERNATIONAL EQUITY FUNDS
FIXED INCOME FUNDS
MONEY MARKET FUND


Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds). This Prospectus decribes the following funds (the "Funds"), which are grouped into the following categories:

DOMESTIC EQUITY FUNDS - Nova Fund, S&P 500 Fund, Inverse S&P 500 Strategy Fund, NASDAQ-100(R) Fund, Inverse NASDAQ-100(R) Strategy Fund, Mid-Cap 1.5x Strategy Fund, Inverse Mid-Cap Strategy Fund, Russell 2000(R) 1.5x Strategy Fund, Russell 2000(R) Fund, and Inverse Russell 2000(R) Strategy Fund

INTERNATIONAL EQUITY FUNDS - Europe 1.25x Strategy Fund and Japan 2x Strategy
Fund

FIXED INCOME FUNDS - Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund, and Inverse High Yield Strategy Fund

MONEY MARKET FUND - U.S. Government Money Market Fund


The Funds are advised by PADCO Advisors, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor").

Advisor Class Shares and H-Class Shares of the Funds are sold principally to clients of professional money managers ("financial intermediaries") and to investors who take part in certain asset allocation investment programs. Investors may exchange shares of the Funds through their financial intermediary or directly through the Rydex web site - www.rydexinvestments.com - or over the phone.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

      -     MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

      -     ARE NOT FEDERALLY INSURED

      -     ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

      -     ARE NOT BANK DEPOSITS

      -     ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

2

NOVA FUND

ADVISOR CLASS (RYNAX)

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").


If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."


PRINCIPAL INVESTMENT STRATEGY


The Nova Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P 500(R) Index and leveraged derivative instruments, which primarily consist of equity index swap agreements, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to its benchmark. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions.

The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis, and which generally represent large-capitalization companies with a capitalization range of $708 million to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE


The Nova Fund is intended for investors who expect the S&P 500(R) Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500(R) Index goes down.

                                                                    PROSPECTUS 3

PRINCIPAL RISKS

The Nova Fund is subject to a number of risks that may affect the value of its shares, including:


      -     Active Trading Risk

      -     Counterparty Credit Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Large-Capitalization Securities Risk

      -     Leveraging Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Tracking Error Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 39 for a discussion of each of the principal risks that apply to the Fund.

4

S&P 500 FUND

H-CLASS (RYSPX)

FUND OBJECTIVE

The S&P 500 Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the S&P 500(R) Index (the "underlying index"). The investment objective of the S&P 500 Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY


The S&P 500 Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P 500(R) Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the S&P 500 Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.

The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the S&P on a statistical basis, and which generally represent large-capitalization companies with a capitalization range of $708 million to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

                                                                    PROSPECTUS 5

INVESTOR PROFILE


The S&P 500 Fund is intended for investors who expect the S&P 500(R) Index to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P 500(R) Index goes down.


PRINCIPAL RISKS


The S&P 500 Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Counterparty Credit Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Large-Capitalization Securities Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Tracking Error Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 39 for a discussion of each of the principal risks that apply to the Fund.

6

INVERSE S&P 500 STRATEGY FUND

ADVISOR CLASS (RYUAX)

FUND OBJECTIVE

The Inverse S&P 500 Strategy Fund seeks to provide investment results that inversely correlate to the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY


Unlike a traditional index fund, the Inverse S&P 500 Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the S&P on a statistical basis, and which generally represent large-capitalization companies with a capitalization range of $708 million to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

                                                                    PROSPECTUS 7

INVESTOR PROFILE


The Inverse S&P 500 Strategy Fund is intended for investors who expect the S&P 500(R) Index to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P 500(R) Index goes up.


PRINCIPAL RISKS


The Inverse S&P 500 Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Counterparty Credit Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Large-Capitalization Securities Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Short Sales Risk

      -     Tracking Error Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 39 for a discussion of each of the principal risks that apply to the Fund.

8


NASDAQ-100(R) FUND
(FORMERLY, OTC FUND)


ADVISOR CLASS (RYAOX)

FUND OBJECTIVE


The NASDAQ-100(R) Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ-100 Index(R) (the "underlying index").


If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY


The NASDAQ-100(R) Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the NASDAQ-100 Index(R) and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the NASDAQ-100(R) Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may invest in American Depositary Receipts to gain exposure to the underlying index. The NASDAQ-100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market with a capitalization range of $2.9 billion to $333.1 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index(R) is concentrated in technology companies. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

                                                                    PROSPECTUS 9

INVESTOR PROFILE


The NASDAQ-100(R) Fund is intended for investors who expect the NASDAQ-100 Index(R) to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the NASDAQ-100 Index(R) goes down.


PRINCIPAL RISKS


The NASDAQ-100(R) Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Counterparty Credit Risk

      -     Depositary Receipt Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Foreign Issuer Exposure Risk

      -     Industry Concentration Risk

      -     Large-Capitalization Securities Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Technology Sector Concentration Risk

      -     Tracking Error Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 39 for a discussion of each of the principal risks that apply to the Fund.

10


INVERSE NASDAQ-100(R) STRATEGY FUND
(FORMERLY, INVERSE OTC STRATEGY FUND)


ADVISOR CLASS (RYAAX)

FUND OBJECTIVE


The Inverse NASDAQ-100(R) Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the NASDQ-100 Index(R) (the "underlying index"). The investment objective of Fund is non-fundamental and may be changed without shareholder approval.


If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY


Unlike a traditional index fund, the Inverse NASDAQ-100(R) Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. The Fund may also invest in American Depositary Receipts to gain inverse exposure to the underlying index. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

The NASDAQ-100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market with a capitalization range of $2.9 billion to $333.1 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index(R) is concentrated in technology companies. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

                                                                   PROSPECTUS 11

INVESTOR PROFILE


The Inverse NASDAQ-100(R) Strategy Fund is intended for investors who expect the NASDAQ-100 Index(R) to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the NASDAQ-100 Index(R) goes up.


PRINCIPAL RISKS


The Inverse NASDAQ-100(R) Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Counterparty Credit Risk

      -     Depositary Receipt Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Foreign Issuer Exposure Risk

      -     Industry Concentration Risk

      -     Large-Capitalization Securities Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Short Sales Risk

      -     Technology Sector Concentration Risk

      -     Tracking Error Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 39 for a discussion of each of the principal risks that apply to the Fund.

12

MID-CAP 1.5x STRATEGY FUND

H-CLASS (RYMDX)

FUND OBJECTIVE


The Mid-Cap 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities on a daily basis. The Fund's current benchmark is the S&P MidCap 400(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of the underlying index is increasing. When the value of the underlying index is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY


The Mid-Cap 1.5x Strategy Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P MidCap 400(R) Index and leveraged derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies included in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

The S&P MidCap 400(R) Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. The Index covers approximately 7% of the U.S. equities market and generally represents mid-capitalization companies with a capitalization range of $342 million to $12.3 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

                                                                   PROSPECTUS 13

INVESTOR PROFILE


The Mid-Cap 1.5x Strategy Fund is intended for investors who expect the S&P MidCap 400(R) Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P MidCap 400(R) Index goes down.


PRINCIPAL RISKS


The Mid-Cap 1.5x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Counterparty Credit Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Leveraging Risk

      -     Market Risk

      -     Mid-Capitalization Securities Risk

      -     Non-Diversification Risk

      -     Tracking Error Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 39 for a discussion of each of the principal risks that apply to the Fund.

14


INVERSE MID-CAP STRATEGY FUND


H-CLASS (RYMHX)

FUND OBJECTIVE


The Inverse Mid-Cap Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400(R) Index (the "underlying index").

The investment objective of the Fund is non-fundamental and may be changed without shareholder approval. If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY


Unlike a traditional index fund, the Inverse Mid-Cap Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

The S&P MidCap 400(R) Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. The Index covers approximately 7% of the U.S. equities market and generally represents mid-capitalization companies with a capitalization range of $342 million to $12.3 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

                                                                   PROSPECTUS 15

INVESTOR PROFILE


The Inverse Mid-Cap Strategy Fund is intended for investors who expect the S&P MidCap 400(R) Index to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P MidCap 400(R) Index goes up.


PRINCIPAL RISKS


The Inverse Mid-Cap Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Counterparty Credit Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Market Risk

      -     Mid-Capitalization Securities Risk

      -     Non-Diversification Risk

      -     Short Sales Risk

      -     Tracking Error Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 39 for a discussion of each of the principal risks that apply to the Fund.

16


RUSSELL 2000(R) 1.5x STRATEGY FUND

H-CLASS (RYMKX)

FUND OBJECTIVE


The Russell 2000(R) 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities on a daily basis. The Fund's current benchmark is the Russell 2000(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of the underlying index is increasing. When the value of the underlying index is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY


The Russell 2000(R) 1.5x Strategy Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the Russell 2000(R) Index and leveraged derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform similarly to the securities of companies included in the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000(R) total market capitalization and consisting of a capitalization range of $27 million to $8.6 billion as of December 31, 2007. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

                                                                   PROSPECTUS 17

INVESTOR PROFILE


The Russell 2000(R) 1.5x Strategy Fund is intended for investors who expect the Russell 2000(R) Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Russell 2000(R) Index goes down.


PRINCIPAL RISKS


The Russell 2000(R) 1.5x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Counterparty Credit Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Leveraging Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Small-Capitalization Securities Risk

      -     Tracking Error Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 39 for a discussion of each of the principal risks that apply to the Fund.

18

RUSSELL 2000(R) FUND

H-CLASS (RYRHX)

FUND OBJECTIVE

The Russell 2000(R) Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the Russell 2000(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of any increase in value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY


The Russell 2000(R) Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the Russell 2000(R) Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.

The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000(R) total market capitalization and consisting of a capitalization range of $27 million to $8.6 billion as of December 31, 2007. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

                                                                   PROSPECTUS 19

INVESTOR PROFILE


The Russell 2000(R) Fund is intended for investors who expect the Russell 2000(R) Index to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the Russell 2000(R) Index goes down.


PRINCIPAL RISKS


The Russell 2000(R) Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Counterparty Credit Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Small-Capitalization Securities Risk

      -     Tracking Error Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 39 for a discussion of each of the principal risks that apply to the Fund.

20

INVERSE RUSSELL 2000(R) STRATEGY FUND

H-CLASS (RYSHX)

FUND OBJECTIVE


The Inverse Russell 2000(R) Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the Russell 2000(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY


Unlike a traditional index fund, the Inverse Russell 2000(R) Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-today basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000(R) total market capitalization and consisting of a capitalization range of $27 million to $8.6 billion as of December 31, 2007. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

                                                                   PROSPECTUS 21

INVESTOR PROFILE


The Inverse Russell 2000(R) Strategy Fund is intended for investors who expect the Russell 2000(R) Index to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the Russell 2000(R) Index goes up.


PRINCIPAL RISKS


The Inverse Russell 2000(R) Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Counterparty Credit Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Short Sales Risk

      -     Small-Capitalization Securities Risk

      -     Tracking Error Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 39 for a discussion of each of the principal risks that apply to the Fund.

22

EUROPE 1.25x STRATEGY FUND

H-CLASS (RYEUX)

FUND OBJECTIVE


The Europe 1.25x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones STOXX 50(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of the underlying index is increasing. When the value of the underlying index is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY


The Europe 1.25x Strategy Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the Dow Jones STOXX 50(R) Index and leveraged derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may invest in American Depositary Receipts to gain exposure to the underlying index. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

The Dow Jones STOXX 50(R) Index is a capitalization-weighted index composed of 50 European blue chip stocks consisting of a capitalization range of $35.2 billion to $231 billion as of December 31, 2007. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

                                                                   PROSPECTUS 23

INVESTOR PROFILE


The Europe 1.25x Strategy Fund is intended for investors who expect the Dow Jones STOXX 50(R) Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones STOXX 50(R) Index goes down.


PRINCIPAL RISKS


The Europe 1.25x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Counterparty Credit Risk

      -     Currency Risk

      -     Depositary Receipt Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Foreign Issuer Exposure Risk

      -     Geographic Concentration in Europe Risk

      -     Large-Capitalization Securities Risk

      -     Leveraging Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Status as a Regulated Investment Company Risk

      -     Tracking Error Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 39 for a discussion of each of the principal risks that apply to the Fund.

24


JAPAN 2x STRATEGY FUND

H-CLASS (RYJHX)

FUND OBJECTIVE

The Japan 2x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the fair value of the Nikkei 225 Stock Average (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase by 200% of the fair value of the underlying index during times when the performance of the underlying index is increasing. When the fair value of the Fund's underlying index decreases, the value of the Fund's shares should also decrease by 200% of the fair value of the decrease in the underlying index (e.g., if the fair value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10%). Due to the use of fair valuation, which is explained in more detail under "Calculating NAV," the value of the Fund's shares may increase by more or less than 200% of the reported value of the underlying index on any given day. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Japan 2x Strategy Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the Nikkei 225 Stock Average and leveraged derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may invest in American Depositary Receipts to gain exposure to the underlying index.

                                                                   PROSPECTUS 25

The Nikkei 225 Stock Average is a price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange. Because the Nikkei Stock Average is expected to represent the performance of stocks on the First Section - and by extension the market in general - the mix of components is rebalanced from time to time to assure that all issues in the index are both highly liquid and representative of Japan's industrial structure. As of December 31, 2007, the Nikkei 225 Stock Average included companies with capitalizations ranging from $183 million to $172 billion. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Japan 2x Strategy Fund is intended for investors who expect the Nikkei 225 Stock Average to go up and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Nikkei 225 Stock Average goes down.

PRINCIPAL RISKS

The Japan 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Counterparty Credit Risk

      -     Currency Risk

      -     Depositary Receipt Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Foreign Issuer Exposure Risk

      -     Geographic Concentration in Japan Risk

      -     Large-Capitalization Securities Risk

      -     Leveraging Risk

      -     Market Risk

      -     Mid-Capitalization Securities Risk

      -     Non-Diversification Risk

      -     Small-Capitalization Securities Risk

      -     Status s a Regulated Investment Company Risk

      -     Tracking Error Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 39 for a discussion of each of the principal risks that apply to the Fund.

26


GOVERNMENT LONG BOND 1.2x STRATEGY FUND


ADVISOR CLASS (RYADX)

FUND OBJECTIVE

The Government Long Bond 1.2x Strategy Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (e.g., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY


The Government Long Bond 1.2x Strategy Fund employs as its investment strategy a program of investing in U.S. Government securities and leveraged derivative instruments, which primarily consist of futures contracts, interest rate swaps, and options on securities and futures contracts. Futures and options contracts and interest rate swaps, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to its benchmark. Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities issued by the U.S. Government. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize its derivative positions. The Fund also may invest in zero coupon U.S. Treasury bonds. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE


The Government Long Bond 1.2x Strategy Fund is intended for investors who expect the value of the Long Treasury Bond to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the value of the Long Treasury Bond goes down.

                                                                   PROSPECTUS 27

PRINCIPAL RISKS


The Government Long Bond 1.2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Counterparty Credit Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Fixed Income Risk

      -     Leveraging Risk

      -     Market Ris

      -     Non-Diversification Risk

      -     Tracking Error Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 39 for a discussion of each of the principal risks that apply to the Fund.

28


INVERSE GOVERNMENT LONG BOND STRATEGY FUND


ADVISOR CLASS (RYJAX)

FUND OBJECTIVE


The Inverse Government Long Bond Strategy Fund seeks to provide total returns that inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument. The Fund's current benchmark is the inverse (opposite) of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.


If the Fund meets its objective, the value of the Fund's shares will increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day).

PRINCIPAL INVESTMENT STRATEGY


Unlike a traditional index fund, the Inverse Government Long Bond Strategy Fund's objective is to perform, on a daily basis, exactly opposite the daily price movement of the Long Treasury Bond. The Fund employs as its investment strategy a program of engaging in short sales and investing to a significant extent in derivative instruments, which primarily consist of futures contracts, interest rate swaps, and options on securities and futures contracts. Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform opposite to fixed income securities issued by the U.S. Government. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.


INVESTOR PROFILE


The Inverse Government Long Bond Strategy Fund is intended for investors who expect the value of the Long Treasury Bond to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the value of the Long Treasury Bond goes up.

                                                                   PROSPECTUS 29

PRINCIPAL RISKS


The Inverse Government Long Bond Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

    -     Active Trading Risk

    -     Counterparty Credit Risk

    -     Derivatives Risk

    -     Early Closing Risk

    -     Fixed Income Risk

    -     Market Risk

    -     Non-Diversification Risk

    -     Short Sales Risk

    -     Tracking Error Risk

    -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 39 for a discussion of each of the principal risks that apply to the Fund.

30

HIGH YIELD STRATEGY FUND

H-CLASS (RYHGX)

FUND OBJECTIVE


The High Yield Strategy Fund seeks to provide investment results that correlate to the performance of the high yield bond market. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY

The High Yield Strategy Fund seeks to gain exposure similar to the performance of the high yield bond market by investing in credit default swaps, high yield securities, futures and other financial instruments with economic characteristics comparable to that of the high yield bond market as represented by U.S. and Canadian high yield bonds. Generally, high yield bonds are those bonds rated BB+ and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's Investor Services, Inc., but may include unrated bonds that the Advisor determines are of similar quality. The Advisor will consider the liquidity, transaction costs and relative value of available investments in seeking to meet the Fund's investment objective.

The Fund will primarily invest in credit default swaps to gain exposure similar to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A buyer of credit default swaps is buying credit protection or mitigating credit risk. A seller of credit default swaps is selling credit protection or assuming credit risk. The Fund will normally be a seller of credit protection (assuming credit risk) as it seeks to gain exposure to the high yield bond market, but may also buy credit protection from time to time in order to maintain the appropriate level of exposure to the high yield bond market, such as during times of heavy redemption activity.


In addition, the Fund may invest in bond futures for the purpose of managing duration risk. For cash management purposes, the Fund may invest in other fixed income securities and money market instruments. The Fund may also invest in other financial instruments including corporate notes, convertible debt securities, preferred securities and derivatives thereof, as well as other investment companies, including exchange-traded funds, unit investment trusts, and closed-end funds, that invest primarily in high yield debt instruments. The Fund is non-diversified and, therefore, may invest a greater percentage of its

Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments that in combination have economic characteristics similar to the U.S. and Canadian high yield bond markets and/or in high yield debt securities. This is a non-fundamental investment policy that can by changed by the Fund upon 60 days' prior notice to shareholders.

                                                                   PROSPECTUS 31

INVESTOR PROFILE


The High Yield Strategy Fund is intended for investors who expect the value of the high yield bond market to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the value of the high yield bond market goes down.


PRINCIPAL RISKS


The High Yield Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Counterparty Credit Risk

      -     Credit Risk

      -     Currency Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Fixed Income Risk

      -     Foreign Issuer Exposure Risk

      -     High Yield Risk

      -     Investment in Investment Companies Risk

      -     Investment Technique Risk

      -     Issuer Specific Risk

      -     Liquidity Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Portfolio Turnover Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 39 for a discussion of each of the principal risks that apply to the Fund.

32

INVERSE HIGH YIELD STRATEGY FUND

H-CLASS (RYIHX)

FUND OBJECTIVE


The Inverse High Yield Strategy Fund seeks to provide investment results that inversely correlate to the performance of the high yield bond market. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


If the Fund meets its investment objective, the value of the Fund's shares will tend to increase during times when the value of the high yield bond market, as a whole, is decreasing. When the value of the high yield bond market is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the value of the high yield bond market increases by 5%, the value of the Fund's shares should decrease by 5% on that day). As a result of the inverse correlation, certain of the risks described below apply to the Fund in an inverse or opposite manner than they would apply to the High Yield Strategy Fund or other traditional high yield mutual fund.

PRINCIPAL INVESTMENT STRATEGY

The Inverse High Yield Strategy Fund seeks to gain inverse exposure to the performance of the high yield bond market by investing in credit default swaps, futures and other financial instruments with economic characteristics opposite to that of the high yield bond market as represented by U.S. and Canadian high yield bonds. Generally, high yield bonds are those bonds rated BB+ and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's Investor Services, Inc., but may include unrated bonds that the Advisor determines are of similar quality. The Advisor will consider the liquidity, transaction costs and relative value of available investments in seeking to meet the Fund's objective.

The Fund will primarily invest in credit default swaps to gain inverse exposure to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A buyer of credit default swaps is buying credit protection or mitigating credit risk. A seller of credit default swaps is selling credit protection or assuming credit risk. The Fund will normally be a buyer of credit protection as it seeks to gain inverse exposure to the high yield bond market, but may also sell credit protection (assuming credit risk) from time to time in order to maintain the appropriate level of exposure to the high yield bond market, such as during times of heavy redemption activity.


In addition, the Fund may invest in bond futures for the purpose of managing duration risk. For cash management purposes, the Fund may invest in other fixed income securities and money market instruments. The Fund may also invest in other financial instruments including corporate notes, convertible debt

                                                                   PROSPECTUS 33

securities, preferred securities and derivatives thereof, as well as other investment companies, including exchange-traded funds, unit investment trusts, and closed-end funds, that provide inverse exposure to the high yield debt market. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments that in combination should provide inverse exposure to the U.S. and Canadian high yield bond markets. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders.


INVESTOR PROFILE

The Inverse High Yield Strategy Fund is intended for investors who expect the value of the high yield bond market to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the value of the high yield bond market goes up.

PRINCIPAL RISKS

The Inverse High Yield Strategy Fund is subject to a number of risks that may affect the value of its shares, including:


      -     Active Trading Risk

      -     Counterparty Credit Risk

      -     Credit Risk

      -     Currency Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Fixed Income Risk

      -     Foreign Issuer Exposure Risk

      -     Investment in Investment Companies Risk

      -     Investment Technique Risk

      -     Issuer Specific Risk

      -     Liquidity Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Portfolio Turnover Risk

      -     Short Sales Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 39 for a discussion of each of the principal risks that apply to the Fund.

34

U.S. GOVERNMENT MONEY MARKET FUND

ADVISOR CLASS (RYDXX)

FUND OBJECTIVE

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PRINCIPAL INVESTMENT STRATEGY


The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund may also invest in Eurodollar Time Deposits. The Fund operates under U.S. Securities and Exchange Commission rules, which impose certain liquidity, maturity, and diversification requirements on all money market funds. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.


PRINCIPAL RISKS

The U.S. Government Money Market Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Interest Rate Risk

      -     Stable Price Per Share Risk

Please see "Descriptions of Principal Risks" on page 39 for a discussion of each of the principal risks that apply to the Fund.

                                                                   PROSPECTUS 35

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.

                                                                                         INVERSE
                                                            INVERSE S&P    NASDAQ-       NASDAQ-
                                           NOVA   S&P 500   500 STRATEGY   100(R)    100(R) STRATEGY
                                           FUND     FUND        FUND        FUND           FUND
                                           ----   -------   ------------   -------   ---------------
Active Trading Risk                         X        X           X            X             X
Counterparty Credit Risk                    X        X           X            X             X
Credit Risk
Currency Risk
Depositary Receipt Risk                                                       X             X
Derivatives Risk                            X        X           X            X             X
Early Closing Risk                          X        X           X            X             X
Fixed Income Risk
Foreign Issuer Exposure Risk                                                  X             X
Geographic Concentration in Europe Risk
Geographic Concentration in Japan Risk
High Yield Risk
Industry Concentration Risk                                                   X             X
Interest Rate Risk
Investment in Investment Companies Risk
Investment Technique Risk
Issuer Specific Risk
Large-Capitalization Securities Risk        X        X           X            X             X
Leveraging Risk                             X
Liquidity Risk
Market Risk                                 X        X           X            X             X
Mid-Capitalization Securities Risk
Non-Diversification Risk                    X        X           X            X             X
Portfolio Turnover Risk
Short Sales Risk                                                 X                          X
Small-Capitalization Securities Risk
Stable Price Per Share Risk
Status as a Regulated Investment
Company Risk
Technology Sector Concentration Risk                                          X             X
Tracking Error Risk                         X        X           X            X             X
Trading Halt Risk                           X        X           X            X             X

36

                                                           INVERSE MID-   RUSSELL 2000(R)
                                            MID-CAP 1.5x   CAP STRATEGY    1.5x STRATEGY
                                           STRATEGY FUND       FUND             FUND
                                           -------------   ------------   ---------------
Active Trading Risk                              X              X                X
Counterparty Credit Risk                         X              X                X
Credit Risk
Currency Risk
Depositary Receipt Risk
Derivatives Risk                                 X              X                X
Early Closing Risk                               X              X                X
Fixed Income Risk
Foreign Issuer Exposure Risk
Geographic Concentration in Europe Risk
Geographic Concentration in Japan Risk
High Yield Risk
Industry Concentration Risk
Interest Rate Risk
Investment in Investment Companies Risk
Investment Technique Risk
Issuer Specific Risk
Large-Capitalization Securities Risk
Leveraging Risk                                  X                               X
Liquidity Risk
Market Risk                                      X              X                X
Mid-Capitalization Securities Risk               X              X
Non-Diversification Risk                         X              X                X
Portfolio Turnover Risk
Short Sales Risk                                                X
Small-Capitalization Securities Risk                                             X
Stable Price Per Share Risk
Status as a Regulated Investment
Company Risk
Technology Sector Concentration Risk
Tracking Error Risk                              X              X                X
Trading Halt Risk                                X              X                X

                                                                   PROSPECTUS 37

                                                                INVERSE        EUROPE                GOVERNMENT
                                                 RUSSELL    RUSSELL 2000(R)     1.25x    JAPAN 2x     LONG BOND
                                                 2000(R)        STRATEGY      STRATEGY   STRATEGY   1.2x STRATEGY
                                                  FUND            FUND          FUND       FUND         FUND
                                                 -------    ---------------   --------   --------   -------------
Active Trading Risk                                 X              X              X         X             X
Counterparty Credit Risk                            X              X              X         X             X
Credit Risk
Currency Risk                                                                     X         X
Depositary Receipt Risk                                                           X         X
Derivatives Risk                                    X              X              X         X             X
Early Closing Risk                                  X              X              X         X             X
Fixed Income Risk                                                                                         X
Foreign Issuer Exposure Risk                                                      X         X
Geographic Concentration in Europe Risk                                           X
Geographic Concentration in Japan Risk                                                      X
High Yield Risk
Industry Concentration Risk
Interest Rate Risk
Investment in Investment Companies Risk
Investment Technique Risk
Issuer Specific Risk
Large-Capitalization Securities Risk                                              X         X
Leveraging Risk                                                                   X         X             X
Liquidity Risk
Market Risk                                         X              X              X         X             X
Mid-Capitalization Securities Risk                                                          X
Non-Diversification Risk                            X              X              X         X             X
Portfolio Turnover Risk
Short Sales Risk                                                   X
Small-Capitalization Securities Risk                X              X                        X
Stable Price Per Share Risk
Status as a Regulated Investment Company Risk                                     X         X
Technology Sector Concentration Risk
Tracking Error Risk                                 X              X              X         X             X
Trading Halt Risk                                   X              X              X         X             X

38

                                                    INVERSE                     INVERSE        U.S.
                                                  GOVERNMENT     HIGH YIELD   HIGH YIELD    GOVERNMENT
                                                   LONG BOND      STRATEGY     STRATEGY    MONEY MARKET
                                                 STRATEGY FUND      FUND         FUND          FUND
                                                 -------------   ----------   ----------   ------------
Active Trading Risk                                    X              X            X
Counterparty Credit Risk                               X              X            X
Credit Risk                                                           X            X
Currency Risk                                                         X            X
Depositary Receipt Risk
Derivatives Risk                                       X              X            X
Early Closing Risk                                     X              X            X
Fixed Income Risk                                      X              X            X
Foreign Issuer Exposure Risk                                          X            X
Geographic Concentration in Europe Risk
Geographic Concentration in Japan Risk
High Yield Risk                                                       X
Industry Concentration Risk
Interest Rate Risk                                                                              X
Investment in Investment Companies Risk                               X            X
Investment Technique Risk                                             X            X
Issuer Specific Risk                                                  X            X
Large-Capitalization Securities Risk
Leveraging Risk
Liquidity Risk                                                        X            X
Market Risk                                            X              X            X
Mid-Capitalization Securities Risk
Non-Diversification Risk                               X              X            X
Portfolio Turnover Risk                                               X            X
Short Sales Risk                                       X                           X
Small-Capitalization Securities Risk
Stable Price Per Share Risk                                                                     X
Status as a Regulated Investment
Company Risk
Technology Sector
Concentration Risk
Tracking Error Risk                                    X
Trading Halt Risk                                      X              X            X

                                                                   PROSPECTUS 39

DESCRIPTIONS OF PRINCIPAL RISKS


ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

COUNTERPARTY CREDIT RISK - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

      CREDIT DEFAULT SWAP RISK - The High Yield Strategy Fund and Inverse High Yield Strategy Fund may each enter into credit default swap agreements. A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. Each Fund may be either the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a "Credit Event") or the seller of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate

40

      of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation through either physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if each Fund invested directly in the underlying reference obligations. For example, a credit default swap may increase each Fund's credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the Fund invests.


CREDIT RISK - For the High Yield Strategy Fund, credit risk is the risk that the Fund could lose money if the issuer or guarantor of a debt instrument becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. For the Inverse High Yield Strategy Fund, credit risk is the risk that the Fund could lose money if the credit quality, or the perception of the financial condition, of the issuer or guarantor of a debt instrument is either upgraded or improves. Securities are subject to varying degrees of credit risk, which are sometimes reflected in credit ratings.


CURRENCY RISK - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

                                                                   PROSPECTUS 41

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts or ADRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the NYSE. The Fund will primarily invest in sponsored ADRs, which are issued with the support of the issuer of the foreign stock underlying the ADRs and which carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.


DERIVATIVES RISK - The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

42

FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.


OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.


The risks associated with the Fund's use of futures and options contracts include:

      - The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

      - There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

      - Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

      - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

      - Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.


EARLY CLOSING RISK - The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that

                                                                   PROSPECTUS 43

day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FIXED INCOME RISK - The Fund may invest in fixed income securities or related instruments. The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. While such periods may benefit the High Yield Strategy Fund, they may cause the value of an investment in the Inverse High Yield Strategy Fund to decrease. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the Government Long Bond 1.2x Strategy Fund or Inverse Government Long Bond Strategy Fund having to reinvest the proceeds in lower or higher coupon securities, respectively. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. The value of an investment in the High Yield Strategy Fund may decline during periods of rising interest rates. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. With respect to the High Yield Strategy Fund and Inverse High Yield Strategy Fund, the prices of high yield bonds, unlike those of investment grade bonds, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. The High Yield Strategy and Inverse High Yield Strategy Funds may invest in instruments that are linked to the performance of foreign issuers, primarily Canadian issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less

44

trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund. With respect to the High Yield Strategy and Inverse High Yield Strategy Funds, the Canadian economy can be significantly affected by the U.S. economy and the price of natural resources. In addition, periodic demands by the Province of Quebec for sovereignty could significantly affect the Canadian market.


GEOGRAPHIC CONCENTRATION IN EUROPE RISK - Because a significant portion of the assets of the Fund are invested in a specific geographic region, the value of its investments and the net asset value of the Fund could decline more dramatically as a result of adverse events affecting Europe. In addition, countries in Europe may be significantly affected by the tight fiscal and monetary controls of the European Economic and Monetary Union (EMU).

GEOGRAPHIC CONCENTRATION IN JAPAN RISK - Targeting Japan could hurt the Fund's performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese economic growth has weakened after the sharp collapse of the stock market in the 1990's and the current economic condition remains uncertain. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or erroneous. The Fund may be more volatile than a geographically diversified equity fund.


HIGH YIELD RISK - The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"). High yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer's continuing ability to make principal and interest payments. The value of these securities often fluctuates in response to company, political, or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the ability of the Fund to sell these securities (liquidity

                                                                   PROSPECTUS 45

risk). These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment. The High Yield Strategy Fund seeks to correspond generally to the total return of the high yield bond market and thus an investment in the Fund will generally decline in value when the high yield bond market is losing value. By contrast, the Inverse High Yield Strategy Fund seeks to correspond generally to the inverse (opposite) of the total return of the high yield bond market, and thus an investment in the Fund will generally decline in value when the high yield bond market is gaining value.

INDUSTRY CONCENTRATION RISK - The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.


INTEREST RATE RISK - Interest Rate Risk involves the potential for decline in the Fund's yield (the rate of dividends the Fund pays) in the event of declining interest rates.


INVESTMENT IN INVESTMENT COMPANIES RISK - The Fund may purchase shares of investment companies, such as exchange-traded funds, unit investment trusts, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an exchange-traded fund are traded at market prices, which may vary from the net asset value of its underlying investments. In addition, the Fund may invest in investment companies that are not registered pursuant to the Investment Company Act of 1940, as amended, and therefore, are not subject to the regulatory scheme of the Investment Company Act of 1940.


INVESTMENT TECHNIQUE RISK - The Fund may use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, options and swap agreements include potentially dramatic price changes

46

(losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying bond or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in high yield debt securities, including: 1) the risk that an instrument is temporarily mispriced; 2) credit or performance risk on the amount the Fund expects to receive from a counterparty; 3) the risk that security prices, interest rates and currency markets will move adversely and the Fund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; and 5) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust the Fund's position in a particular instrument when desired.

ISSUER SPECIFIC RISK - The value of a security may increase or decrease for a number of reasons which directly relate to the issuer. For example, with respect to the High Yield Strategy Fund, perceived poor management performance, financial leverage or reduced demand of the issuer's goods or services may contribute to a decrease in the value of a security. A decrease in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the High Yield Strategy Fund to decrease. Conversely, with respect to the Inverse High Yield Strategy Fund, effective management, improved financial condition or increased demand of the issuer's goods or services are factors that may contribute to an increase in the value of a security. An increase in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the Inverse High Yield Strategy Fund to decrease.


LARGE-CAPITALIZATION SECURITIES RISK - The Nova Fund, S&P 500 Fund, NASDAQ-100(R) Fund, Europe 1.25x Strategy Fund, and Japan 2x Strategy Fund are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Conversely, the Inverse S&P 500 Strategy Fund and Inverse NASDAQ-100(R) Strategy Fund are subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK - The Fund achieves leveraged exposure to its underlying index through the use of derivative instruments. The more the Fund invests in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Leverage will cause the value of the Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in

                                                                   PROSPECTUS 47

the value of the Fund's portfolio securities or other investments. The Fund will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund's investment income, resulting in greater losses. The value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index due to the fact that the Fund's investment strategies involve consistently applied leverage. Leverage will also have the effect of magnifying tracking error risk.


LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in the Fund's portfolio, the ability of the Fund to assign an accurate daily value to these investments may be difficult and the Advisor may be required to fair value the investments. For additional information about fair valuation, see "Calculating NAV."


MARKET RISK - The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any

48

call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and other financial instruments may fluctuate drastically from day to day.

MID-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with larger capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. The Mid-Cap 1.5x Strategy Fund and Japan 2x Strategy Fund are subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Conversely, the Inverse Mid-Cap Strategy Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.


NON-DIVERSIFICATION RISK - To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the

                                                                   PROSPECTUS 49

amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. Similarly, when the Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.


SMALL-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. The Russell 2000(R) 1.5x Strategy Fund, Russell 2000(R) Fund and Japan 2x Strategy Fund are subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. Conversely, the Inverse Russell 2000(R) Strategy Fund is subject to the risk that small-capitalization stocks may outperform other segments of the equity market or the equity markets as a whole.

50

STABLE PRICE PER SHARE RISK - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.


STATUS AS A REGULATED INVESTMENT COMPANY RISK - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Please see the Statement of Additional Information under "Dividends, Distributions and Taxes - Special Considerations Applicable to the Funds" for additional discussion of this issue.


TECHNOLOGY SECTOR CONCENTRATION RISK - The Fund's underlying index is concentrated in technology companies. As a result, the Fund's investments will also necessarily be concentrated in technology companies. The market prices of technology-related instruments tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of instruments. Technology-related instruments also may be affected adversely by, among other things, changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services.


TRACKING ERROR RISK - Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. In addition, because each Fund, except for the Mid-Cap 1.5x Strategy Fund, Russell 2000(R) 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund and Government Long Bond 1.2x Strategy Fund, is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

                                                                   PROSPECTUS 51

The Mid-Cap 1.5x Strategy Fund, Russell 2000(R) 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund and Government Long Bond 1.2x Strategy Fund seek to track their respective benchmarks over time, but are also subject to the effects of mathematical compounding. Tracking error may be more significant for the Mid-Cap 1.5x Strategy Fund, Russell 2000(R) 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund and Government Long Bond 1.2x Strategy Fund compared to other Rydex Funds due to the Funds' consistent application of leverage to increase exposure to their respective underlying indices.

The prices of the Europe 1.25x Strategy Fund and Japan 2x Strategy Fund are calculated at the close of the U.S. markets using fair value prices. Due to the differences in times between the close of the European and Japanese markets and the time the Funds price their shares, the value the Funds assign to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. On a daily basis, the Funds are priced with consideration to the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, and market movement in the U.S. as related to the securities. As a result, the tracking error risk for the Europe 1.25x Strategy Fund and Japan 2x Strategy Fund may be higher than for other Rydex Funds.

TRADING HALT RISK - The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair value" method to price its outstanding contracts or securities.

52

FUND PERFORMANCE

The following bar charts show the performance of the Advisor Class Shares or H-Class Shares, as applicable, of the Funds from year to year. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of the Advisor Class Shares or H-Class Shares, as applicable, of the Funds as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. The after-tax returns are calculated using the highest historical federal income and capital gains tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Returns After Taxes on Distributions assume a continued investment in a Fund and show the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other classes of shares will differ from those shown below. Of course, this past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.

                                                                   PROSPECTUS 53


NOVA FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -19.02%.

                                  [BAR GRAPH]

Year       Quarter Return
----       --------------
1999            23.44%
2000           -19.96%
2001           -22.62%
2002           -35.47%
2003            39.59%
2004            14.83%
2005             4.12%
2006            19.12%
2007             1.25%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 23.27%                (quarter ended 9/30/2002)-26.49%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                             Since Inception
ADVISOR CLASS SHARES                         Past 1 Year    Past 5 Years      (10/15/1998)
--------------------                         -----------    ------------     ---------------
Return Before Taxes                             1.25%          15.02%             2.37%
Return After Taxes on Distributions             0.48%          14.07%             1.83%
Return After Taxes on Distributions and
    Sale of Fund Shares                         0.84%          12.65%             1.72%
S&P 500(R) Index (1)                            5.49%          12.83%             5.42%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

54

S&P 500 FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -10.51%.

                                  [BAR GRAPH]

Year       Quarter Return
----       --------------
2007            3.57%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2007) 5.90%                (quarter ended 12/31/2007) -3.81%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                           Since Inception
H-CLASS SHARES                              Past 1 Year      (5/31/2006)
--------------                              -----------    ---------------
Return Before Taxes                            3.57%            9.19%
Return After Taxes on Distributions            3.40%            8.64%
Return After Taxes on Distributions and
    Sale of Fund Shares                        2.32%            7.52%
S&P 500(R) Index (1)                           5.49%           11.65%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 55

INVERSE S&P 500 STRATEGY FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS 13.18%.

                                  [BAR GRAPH]

Year       Quarter Return
----       --------------
1999           -12.89%
2000            16.83%
2001            15.67%
2002            21.52%
2003           -24.12%
2004           -10.25%
2005            -1.16%
2006            -7.39%
2007             0.68%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 9/30/2001) 17.57%               (quarter ended 6/30/2003) -13.86%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                       Since Inception
ADVISOR CLASS SHARES                      Past 1 Year   Past 5 Years      (8/5/1998)
--------------------                      -----------   ------------   ---------------
Return Before Taxes                          0.68%         -8.90%           -2.56%
Return After Taxes on Distributions         -0.86%         -9.71%           -3.13%
Return After Taxes on Distributions and
    Sale of Fund Shares                      0.42%         -7.73%           -2.43%
S&P 500(R) Index (1)                         5.49%         12.83%           4.98%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

56

NASDAQ-100(R) FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -12.18%.

                                  [BAR GRAPH]

Year       Quarter Return
----       --------------
1999            99.56%
2000           -38.26%
2001           -35.01%
2002           -38.86%
2003            45.63%
2004             9.00%
2005             0.71%
2006             5.67%
2007            17.53%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/1999) 52.78%              (quarter ended 9/30/2001) -36.97%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                         Since Inception
ADVISOR CLASS SHARES                        Past 1 Year   Past 5 Years     (9/22/1998)
--------------------                        -----------   ------------   ---------------
Return Before Taxes                           17.53%         14.70%           3.10%
Return After Taxes on Distributions           17.53%         14.68%           2.98%
Return After Taxes on Distributions and
    Sale of Fund Shares                       11.40%         12.92%           2.61%
NASDAQ-100 Index(R) (2)                       18.67%         16.20%           4.91%

(2) THE NASDAQ-100 INDEX(R) IS AN UNMANAGED MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 57

INVERSE NASDAQ-100(R) STRATEGY FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR.(3) THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS 11.40%.

                                  [BAR GRAPH]

Year       Quarter Return
----       --------------
1999           -54.52%
2000            22.88%
2001            14.53%
2002            34.79%
2003           -37.25%
2004           -12.02%
2005             0.67%
2006            -1.52%
2007           -12.18%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 9/30/2001) 51.12%              (quarter ended 12/31/1999) -35.92%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                            Since Inception
ADVISOR CLASS SHARES                        Past 1 Year   Past 5 Years(3)    (9/3/1998) (3)
--------------------                        -----------   ---------------   ---------------
Return Before Taxes                           -12.18%        -13.63%           -13.33%
Return After Taxes on Distributions           -13.34%        -14.11%           -13.74%
Return After Taxes on Distributions and
    Sale of Fund Shares                        -7.93%        -11.23%           -10.16%
NASDAQ-100 Index(R) (2)                        18.67%         16.20%             6.02%

(2) THE NASDAQ-100 INDEX(R) IS AN UNMANAGED MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(3) THE FUND COMMENCED OPERATIONS ON SEPTEMBER 3, 1998. ADVISOR CLASS SHARES WERE OFFERED BEGINNING AUGUST 1, 2003. PERIODS PRIOR TO AUGUST 1, 2003 REPRESENT THE PERFORMANCE OF INVESTOR CLASS SHARES OF THE FUND, ADJUSTED TO REFLECT ADVISOR CLASS SHARES' HIGHER EXPENSES. INVESTOR CLASS SHARES OF THE FUND ARE OFFERED IN A SEPARATE PROSPECTUS.

58

MID-CAP 1.5x STRATEGY FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -8.78%.

                                  [BAR GRAPH]

Year       Quarter Return
----       --------------
2002          -27.40%
2003           50.89%
2004           21.73%
2005           13.89%
2006           10.81%
2007            2.71%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 27.12%               (quarter ended 9/30/2002) -25.72%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                        Since Inception
H-CLASS SHARES                             Past 1 Year   Past 5 Years     (8/16/2001)
--------------                             -----------   ------------   ---------------
Return Before Taxes                           2.71%         18.94%           8.46%
Return After Taxes on Distributions           1.64%         18.54%           8.13%
Return After Taxes on Distributions and
    Sale of Fund Shares                       2.42%         16.71%           7.31%
S&P MidCap 400(R) Index (4)                   7.98%         16.20%          10.01%

(4)   THE S&P MIDCAP 400 (R) INDEX IS AN UNMANAGED MODIFIED
      CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 400 MID CAP STOCKS CHOSEN BY S&P FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. RETURNS REFLECT NO DEDUCTION FOR FEES, TAXES OR EXPENSES.

                                                                   PROSPECTUS 59

INVERSE MID-CAP STRATEGY FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS 4.04%.

                                  [BAR GRAPH]

Year       Quarter Return
----       --------------
2005            -8.50%
2006            -3.35%
2007            -1.52%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2006) 4.45%                 (quarter ended 3/31/2006) -5.68%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                          Since Inception
H-CLASS SHARES                              Past 1 Year     (2/20/2004)
--------------                              -----------   ---------------
Return Before Taxes                            -1.52%          -6.85%
Return After Taxes on Distributions            -2.17%          -7.79%
Return After Taxes on Distributions and
    Sale of Fund Shares                        -1.00%          -6.25%
S&P MidCap 400(R) Index (4)                     7.98%          11.17%

(4)   THE S&P MIDCAP 400 (R) INDEX IS AN UNMANAGED MODIFIED
      CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 400 MID CAP STOCKS CHOSEN BY S&P FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. RETURNS REFLECT NO DEDUCTION FOR FEES, TAXES OR EXPENSES.

60

RUSSELL 2000(R) 1.5x STRATEGY FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -15.94%.

                                  [BAR GRAPH]

Year       Quarter Return
----       --------------
2001            -7.25%
2002           -33.70%
2003            68.32%
2004            25.10%
2005             4.04%
2006            21.36%
2007            -6.88%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 36.24%               (quarter ended 9/30/2002) -32.32%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                       Since Inception
H-CLASS SHARES                            Past 1 Year   Past 5 Years      (11/1/2000)
--------------                            -----------   ------------   ---------------
Return Before Taxes                          -6.88%        19.88%            5.01%
Return After Taxes on Distributions          -6.95%        19.71%            4.90%
Return After Taxes on Distributions and
    Sale of Fund Shares                      -4.47%        17.65%            4.32%
Russell 2000(R) Index (5)                    -1.57%        16.25%            7.63%

(5) THE RUSSELL 2000(R) INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF SMALL-CAPITALIZATION COMPANY PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                                                   PROSPECTUS 61

RUSSELL 2000(R) FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -9.95%.

                                  [BAR GRAPH]

Year       Quarter Return
----       --------------
2007            -3.02%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2007) 4.16%                (quarter ended 12/31/2007) -5.19%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                           Since Inception
H-CLASS SHARES                              Past 1 Year      (5/31/2006)
--------------                              -----------    ---------------
Return Before Taxes                           -3.02%             3.68%
Return After Taxes on Distributions           -3.28%             3.39%
Return After Taxes on Distributions and
    Sale of Fund Shares                       -1.96%             2.97%
Russell 2000(R) Index (5)                     -1.57%             5.19%

(5) THE RUSSELL 2000(R) INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF SMALL-CAPITALIZATION COMPANY PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

62

INVERSE RUSSELL 2000(R) STRATEGY FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS 8.48%.

                                  [BAR GRAPH]

Year       Quarter Return
----       --------------
2005            -2.69%
2006           -11.39%
2007             5.10%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2006) 6.17%                (quarter ended 3/31/2006) -11.13%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                         Since Inception
H-CLASS SHARES                            Past 1 Year      (2/20/2004)
--------------                            -----------    ---------------
Return Before Taxes                           5.10%          -5.96%
Return After Taxes on Distributions           3.66%          -6.84%
Return After Taxes on Distributions and
    Sale of Fund Shares                       3.29%          -5.49%
Russell 2000(R) Index (5)                    -1.57%           8.75%

(5) THE RUSSELL 2000(R) INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF SMALL-CAPITALIZATION COMPANY PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                                                   PROSPECTUS 63

EUROPE 1.25x STRATEGY FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -16.85%.

                                  [BAR GRAPH]

Year       Quarter Return
----       --------------
2001           -29.67%
2002           -28.94%
2003            42.77%
2004            16.65%
2005             6.66%
2006            29.20%
2007            13.05%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 27.02%               (quarter ended 9/30/2002) -29.14%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                         Since Inception
H-CLASS SHARES                             Past 1 Year   Past 5 Years       (5/8/2000)
--------------                             -----------   ------------    ---------------
Return Before Taxes                           13.05%        21.01%             2.07%
Return After Taxes on Distributions           11.73%        19.93%             1.47%
Return After Taxes on Distributions and
    Sale of Fund Shares                        8.53%        17.94%             1.39%
Dow Jones STOXX 50(R) Index (6)               13.78%        19.73%             4.89%

(6) THE DOW JONES STOXX 50(R) INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF EUROPEAN STOCK MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES. STOXX AND DOW JONES CLAIM COPYRIGHT AND OTHER PROPRIETARY INTEREST IN DOW JONES STOXX 50 (R) INDEX. THE DOW JONES STOXX 50 (R) INDEX AND THE RELATED TRADEMARKS HAVE BEEN LICENSED FOR CERTAIN PURPOSES BY THE ADVISOR.

64

JAPAN 2x STRATEGY FUND

      THE JAPAN 2X STRATEGY FUND COMMENCED OPERATIONS ON FEBRUARY 22, 2008 AND THEREFORE, DOES NOT HAVE A PERFORMANCE HISTORY FOR A FULL CALENDAR YEAR.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR.(7) THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS 0.93%.

                                  [BAR GRAPH]

Year       Quarter Return
----       --------------
1998            15.28%
1999           -19.52%
2000            20.54%
2001             0.22%
2002            18.36%
2003            -2.08%
2004             9.23%
2005             7.65%
2006            -4.15%
2007             9.78%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 9/30/2002) 17.26%                (quarter ended 3/31/1999) -9.11%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

ADVISOR CLASS SHARES                        Past 1 Year   Past 5 Years (7)   Past 10 Years (7)
--------------------                        -----------   ----------------   -----------------
Return Before Taxes                            9.78%           3.92%               4.86%
Return After Taxes on Distributions            8.52%           2.72%               3.48%
Return After Taxes on Distributions and
    Sale of Fund Shares                        6.30%           2.63%               3.31%
Lehman Long Treasury Bond Index (8)            9.81%           5.63%               7.14%

(7) THE FUND COMMENCED OPERATIONS ON JANUARY 3, 1994. ADVISOR CLASS SHARES WERE OFFERED BEGINNING AUGUST 1, 2003. PERIODS PRIOR TO AUGUST 1, 2003 REPRESENT THE PERFORMANCE OF INVESTOR CLASS SHARES OF THE FUND, ADJUSTED TO REFLECT ADVISOR CLASS SHARES' HIGHER EXPENSES. INVESTOR CLASS SHARES OF THE FUND ARE OFFERED IN A SEPARATE PROSPECTUS.

(8) THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                                                   PROSPECTUS 65

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. (9) THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -2.15%.

                                  [BAR GRAPH]

Year       Quarter Return
----       --------------
1998            -5.03%
1999            19.80%
2000           -14.11%
2001             0.93%
2002           -17.17%
2003            -2.42%
2004            -9.16%
2005            -5.41%
2006             7.77%
2007            -4.76%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2006) 7.88%                (quarter ended 9/30/2002) -13.14%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

ADVISOR CLASS SHARES                       Past 1 Year   Past 5 Years (9)  Past 10 Years (9)
--------------------                       -----------   ----------------  -----------------
Return Before Taxes                           -4.76%         -2.96%            -3.46%
Return After Taxes on Distributions           -5.98%         -3.43%            -3.73%
Return After Taxes on Distributions and
    Sale of Fund Shares                       -3.09%         -2.75%            -3.01%
Lehman Long Treasury Bond Index (8)            9.81%          5.63%             7.14%

(8) THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

(9) THE FUND COMMENCED OPERATIONS ON MARCH 3, 1995. ADVISOR CLASS SHARES WERE OFFERED BEGINNING AUGUST 1, 2003. PERIODS PRIOR TO AUGUST 1, 2003 REPRESENT THE PERFORMANCE OF INVESTOR CLASS SHARES OF THE FUND, ADJUSTED TO REFLECT ADVISOR CLASS SHARES' HIGHER EXPENSES. INVESTOR CLASS SHARES OF THE FUND ARE OFFERED IN A SEPARATE PROSPECTUS.

66

HIGH YIELD STRATEGY FUND

      The High Yield Strategy Fund commenced operations on April 16, 2007 and therefore does not have a performance history for a full calendar year.

INVERSE HIGH YIELD STRATEGY FUND

      The Inverse High Yield Strategy Fund commenced operations on April 16, 2007 and therefore does not have a performance history for a full calendar year.

U.S. GOVERNMENT MONEY MARKET FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS 0.73%.

                                  [BAR GRAPH]

Year       Quarter Return
----       --------------
1999             3.73%
2000             4.92%
2001             2.83%
2002             0.38%
2003             0.01%
2004             0.16%
2005             1.80%
2006             3.53%
2007             3.69%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2000) 1.32%                 (quarter ended 9/30/2002) 0.00%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                       Since Inception
ADVISOR CLASS SHARES    Past 1 Year    Past 5 Years       (4/1/1998)
--------------------    -----------    ------------    ---------------
Return Before Taxes        3.69%          1.83%              2.47%

YIELD

Call 800.820.0888 for the U.S. Government Money Market Fund's current yield.

                                                                   PROSPECTUS 67

THIS PAGE INTENTIONALLY LEFT BLANK.

68

FUND FEES AND EXPENSES


The tables below describe the fees and expenses that you may pay if you buy and hold Advisor Class Shares or H-Class Shares of the Funds described in this Prospectus.

                                                         NOVA FUND       S&P 500 FUND
                                                       -------------     ------------
                                                       ADVISOR CLASS        H-CLASS
                                                       -------------     ------------
SHAREHOLDER FEES (1)                                       None              None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES                                            0.75%             0.75%
DISTRIBUTION AND/OR SHAREHOLDER SERVICE (12b-1) FEES       0.25%             0.25%
TOTAL OTHER EXPENSES                                       0.77%             0.48%
    SHORT INTEREST EXPENSES                                None              None
    REMAINING OTHER EXPENSES                               0.77%             0.48%
                                                           ----              ----
TOTAL ANNUAL FUND OPERATING EXPENSES                       1.77%             1.48%
                                                           ====              ====

(1) THE FUNDS WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.
(2) BECAUSE THE FUND IS NEW, "TOTAL OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

                                                          INVERSE      RUSSELL 2000(R)
                                                          MID-CAP            1.5x
                                                       STRATEGY FUND    STRATEGY FUND
                                                       -------------   ---------------
                                                          H-CLASS          H-CLASS
                                                       -------------   ---------------
SHAREHOLDER FEES (1)                                       None             None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES                                            0.90%            0.90%
DISTRIBUTION AND/OR SHAREHOLDER SERVICE (12b-1) FEES       0.25%            0.25%
TOTAL OTHER EXPENSES                                       0.50%            0.52%
    SHORT INTEREST EXPENSES                                None             None
    REMAINING OTHER EXPENSES                               0.50%            0.52%
TOTAL ANNUAL FUND OPERATING EXPENSES                       1.65%            1.67%

(1) THE FUNDS WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.
(2) BECAUSE THE FUND IS NEW, "TOTAL OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

                                                                   PROSPECTUS 69

                                                     INVERSE S&P
                                                  500 STRATEGY FUND    NASDAQ-100(R) FUND
                                                  -----------------    ------------------
                                                    ADVISOR CLASS         ADVISOR CLASS
                                                  -----------------    ------------------
SHAREHOLDER FEES (1)                                       None                None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES                                           0.90%                0.75%
DISTRIBUTION AND/OR SHAREHOLDER SERVICE (12b-1) FEES      0.25%                0.25%
TOTAL OTHER EXPENSES                                      0.77%                0.78%
    SHORT INTEREST EXPENSES                                None                None
    REMAINING OTHER EXPENSES                              0.77%                0.78%
                                                          ----                 ----
TOTAL ANNUAL FUND OPERATING EXPENSES                      1.92%                1.78%
                                                          ====                 ====

(1) THE FUNDS WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.

                                                                            MID-CAP
                                                 INVERSE NASDAQ-100(R)       1.5x
                                                     STRATEGY FUND        STRATEGY FUND
                                                ---------------------     -------------
                                                     ADVISOR CLASS           H-CLASS
                                                ---------------------     -------------
SHAREHOLDER FEES (1)                                       None              None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES                                           0.90%              0.90%
DISTRIBUTION AND/OR SHAREHOLDER SERVICE (12b-1) FEES      0.25%              0.25%
TOTAL OTHER EXPENSES                                      0.83%              0.52%
    SHORT INTEREST EXPENSES                               None               None
    REMAINING OTHER EXPENSES                              0.83%              0.52%%
                                                          ----               ----
TOTAL ANNUAL FUND OPERATING EXPENSES                      1.98%              1.67%
                                                          ====               ====

                                                                         INVERSE
                                                    RUSSELL 2000(R)   RUSSELL 2000(R)
                                                          FUND          STRATEGY FUND
                                                    ---------------   --------------
                                                         H-CLASS          H-CLASS
                                                    ---------------   --------------
SHAREHOLDER FEES (1)                                       None            None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES                                           0.75%            0.90%
DISTRIBUTION AND/OR SHAREHOLDER SERVICE (12b-1) FEES      0.25%            0.25%
TOTAL OTHER EXPENSES                                      0.52%            0.74%%
    SHORT INTEREST EXPENSES                               None             None
    REMAINING OTHER EXPENSES                              0.52%            0.74%
                                                          ----             ----
TOTAL ANNUAL FUND OPERATING EXPENSES                      1.52%            1.89%
                                                          ====             ====


                                                         EUROPE           JAPAN
                                                         1.25x              2x
                                                      STRATEGY FUND    STRATEGY FUND
                                                      -------------    -------------
                                                         H-CLASS          H-CLASS
                                                      -------------    -------------
SHAREHOLDER FEES (1)                                       None            None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES                                           0.90%            0.75%
DISTRIBUTION AND/OR SHAREHOLDER SERVICE (12b-1) FEES      0.25%            0.25%
TOTAL OTHER EXPENSES                                      0.52%            0.44% (2)
    SHORT INTEREST EXPENSES                               None             None
    REMAINING OTHER EXPENSES                              0.52%            0.44%%
                                                          ----             ----
TOTAL ANNUAL FUND OPERATING EXPENSES                      1.67%            1.44%
                                                          ====             ====

(1) THE FUNDS WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.
(2) BECAUSE THE FUND IS NEW, "TOTAL OTHER EXPENSES" IS BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

70

The tables below describe the fees and expenses that you may pay if you buy and hold Advisor Class Shares or H-Class Shares of the Funds described in this Prospectus.

                                                          GOVERNMENT
                                                        LONG BOND 1.2x
                                                         STRATEGY FUND
                                                        --------------
                                                         ADVISOR CLASS
                                                        --------------
SHAREHOLDER FEES (1)                                         None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES                                              0.50%
DISTRIBUTION AND/OR SHAREHOLDER SERVICE (12b-1) FEES         0.25%
TOTAL OTHER EXPENSES                                         0.72%
    SHORT INTEREST EXPENSES                                  None
    REMAINING OTHER EXPENSES                                 0.72%
                                                             ----
TOTAL ANNUAL FUND OPERATING EXPENSES                         1.47%
                                                             ====

(1) THE FUNDS WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.
(2) BECAUSE THE FUND IS NEW, "TOTAL OTHER EXPENSES" IS BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.
(3) SHORT INTEREST EXPENSE OCCURS BECAUSE THE FUND SHORT-SELLS THE LONG TREASURY BOND TO GAIN THE INVERSE EXPOSURE NECESSARY TO MEET ITS INVESTMENT OBJECTIVE. THE FUND MUST PAY OUT THE COUPON RATE OF THE LONG TREASURY BOND TO THE PURCHASER AND RECORDS THIS AS AN EXPENSE. THIS EXPENSE IS OFFSET - IN ITS ENTIRETY OR IN PART - BY THE INCOME DERIVED FROM THE SHORT SALE AND/OR BY EARNINGS ON THE PROCEEDS OF THE SHORT SALE. SHORT INTEREST EXPENSE IS NOT A FEE CHARGED TO THE SHAREHOLDER BY THE ADVISOR OR OTHER SERVICE PROVIDER. RATHER IT IS MORE SIMILAR TO THE TRANSACTION COSTS OR CAPITAL EXPENDITURES ASSOCIATED WITH THE DAY-TO-DAY MANAGEMENT OF ANY MUTUAL FUND. IF THESE COSTS HAD BEEN TREATED AS TRANSACTION COSTS OR CAPITAL ITEMS RATHER THAN AS EXPENSES, THE EXPENSE RATIO WOULD HAVE EQUALED 1.90% FOR THE INVERSE GOVERNMENT LONG BOND STRATEGY FUND.

                                                                  PROSPECTUS 71

                                              INVERSE GOVERNMENT
                                                   LONG BOND         HIGH YIELD
                                                 STRATEGY FUND      STRATEGY FUND
                                              ------------------   -------------
                                                 ADVISOR CLASS         H-CLASS
                                              ------------------   -------------
SHAREHOLDER FEES (1)                                   None             None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES                                        0.90%            0.75%
DISTRIBUTION AND/OR SHAREHOLDER SERVICE (12b-1) FEES   0.25%            0.25%
TOTAL OTHER EXPENSES                                   2.95%            0.49%
    SHORT INTEREST EXPENSES                            2.20% (3)        None
    REMAINING OTHER EXPENSES                           0.75%            0.49%
                                                       ----             ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   4.10%            1.49%
                                                       ====             ====

                                                 INVERSE     U.S. GOVERNMENT
                                                HIGH YIELD      MONEY MARKET
                                              STRATEGY FUND        FUND
                                              -------------   ---------------
                                                 H-CLASS      ADVISOR CLASS
                                              -------------   ---------------
SHAREHOLDER FEES (1)                                   None             None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES                                        0.75%              0.50
DISTRIBUTION AND/OR SHAREHOLDER SERVICE (12b-1) FEES   0.25%              0.25%
TOTAL OTHER EXPENSES                                   0.52%              0.68%
    SHORT INTEREST EXPENSES                            2.20% (3)          None
    REMAINING OTHER EXPENSES                           0.52%              0.68%
                                                       ----               ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   1.52%              1.43%
                                                       ====               ====

(1) THE FUNDS WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.
(2) BECAUSE THE FUND IS NEW, "TOTAL OTHER EXPENSES" IS BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.
(3) SHORT INTEREST EXPENSE OCCURS BECAUSE THE FUND SHORT-SELLS THE LONG TREASURY BOND TO GAIN THE INVERSE EXPOSURE NECESSARY TO MEET ITS INVESTMENT OBJECTIVE. THE FUND MUST PAY OUT THE COUPON RATE OF THE LONG TREASURY BOND TO THE PURCHASER AND RECORDS THIS AS AN EXPENSE. THIS EXPENSE IS OFFSET - IN ITS ENTIRETY OR IN PART - BY THE INCOME DERIVED FROM THE SHORT SALE AND/OR BY EARNINGS ON THE PROCEEDS OF THE SHORT SALE. SHORT INTEREST EXPENSE IS NOT A FEE CHARGED TO THE SHAREHOLDER BY THE ADVISOR OR OTHER SERVICE PROVIDER. RATHER IT IS MORE SIMILAR TO THE TRANSACTION COSTS OR CAPITAL EXPENDITURES ASSOCIATED WITH THE DAY-TO-DAY MANAGEMENT OF ANY MUTUAL FUND. IF THESE COSTS HAD BEEN TREATED AS TRANSACTION COSTS OR CAPITAL ITEMS RATHER THAN AS EXPENSES, THE EXPENSE RATIO WOULD HAVE EQUALED 1.90% FOR THE INVERSE GOVERNMENT LONG BOND STRATEGY FUND.

72

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in Advisor Class Shares and H-Class Shares of the Funds, as applicable, with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Funds for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your costs based on these assumptions.

FUND                                                           1 YEAR   3 YEARS  5 YEARS  10 YEARS
----                                                           ------   -------  -------  --------
NOVA - ADVISOR CLASS SHARES                                    $  180   $   557  $   959  $  2,084
S&P 500 - H-CLASS SHARES                                       $  151   $   468  $   808  $  1,768
INVERSE S&P 500 STRATEGY  - ADVISOR CLASS SHARES               $  195   $   603  $ 1,037  $  2,243
NASDAQ-100(R) - ADVISOR CLASS SHARES                           $  181   $   560  $   964  $  2,095
INVERSE NASDAQ-100(R) STRATEGY  - ADVISOR CLASS SHARES         $  201   $   621  $ 1,068  $  2,306
MID-CAP 1.5x STRATEGY  - H-CLASS SHARES                        $  170   $   526  $   907  $  1,976
INVERSE MID-CAP STRATEGY  - H-CLASS SHARES                     $  168   $   520  $   897  $  1,955
RUSSELL 2000(R) 1.5x STRATEGY  - H-CLASS SHARES                $  170   $   526  $   907  $  1,976
RUSSELL 2000(R)- H-CLASS SHARES                                $  155   $   480  $   829  $  1,813
INVERSE RUSSELL 2000(R) STRATEGY  - H-CLASS SHARES             $  192   $   594  $ 1,021  $  2,212
EUROPE 1.25x STRATEGY - H-CLASS SHARES                         $  170   $   526  $   907  $  1,976
JAPAN 2x STRATEGY - H-CLASS SHARES                             $  147   $   456      N/A       N/A
GOVERNMENT LONG BOND 1.2x STRATEGY  - ADVISOR CLASS SHARES     $  150   $   465  $   803  $  1,757
INVERSE GOVERNMENT LONG BOND STRATEGY - ADVISOR CLASS SHARES   $  412   $ 1,247  $ 2,097  $  4,289
HIGH YIELD STRATEGY - H-CLASS SHARES                           $  152   $   471  $   813  $  1,779
INVERSE HIGH YIELD STRATEGY  - H-CLASS SHARES                  $  155   $   480  $   829  $  1,813
U.S. GOVERNMENT MONEY MARKET  - ADVISOR CLASS SHARES           $  146   $   452  $   782  $  1,713

                                                                   PROSPECTUS 73

MORE INFORMATION ABOUT THE FUNDS:


BENCHMARKS AND INVESTMENT METHODOLOGY


The Domestic Equity Funds, International Equity Funds, Government Long Bond 1.2x Strategy Fund and Inverse Government Long Bond Strategy Fund seek to provide investment results that either match the performance of a specific benchmark on a daily basis or correlate to the performance of a specific benchmark over time.

The current benchmark used by each Fund is set forth below:


FUND                         BENCHMARK
----                         ---------
NOVA FUND                    150% OF THE PERFORMANCE OF THE
                             S&P 500(R) INDEX

S&P 500 FUND                 S&P 500(R) INDEX

INVERSE S&P 500              INVERSE (OPPOSITE) OF THE
STRATEGY FUND                PERFORMANCE OF THE S&P 500(R) INDEX

NASDAQ-100(R) FUND           NASDAQ-100 INDEX(R)

INVERSE NASDAQ-100(R)        INVERSE (OPPOSITE) OF THE
STRATEGY FUND                PERFORMANCE OF THE NASDAQ-100 INDEX(R)

MID-CAP 1.5x STRATEGY        FUND S&P MIDCAP 400(R) INDEX (The
                             Fund seeks exposure to 150%
                             of the performance of its benchmark)

INVERSE MID-CAP              INVERSE (OPPOSITE) OF THE
STRATEGY FUND                PERFORMANCE OF THE S&P MIDCAP 400(R) INDEX

RUSSELL 2000(R) 1.5x         RUSSELL 2000(R) INDEX (The Fund seeks
STRATEGY FUND                exposure to 150% of the performance of its benchmark)

RUSSELL 2000(R) FUND         RUSSELL 2000(R) INDEX

INVERSE RUSSELL 2000(R)      INVERSE (OPPOSITE) OF THE
STRATEGY FUND                PERFORMANCE OF THE RUSSELL 2000(R) INDEX

EUROPE 1.25x STRATEGY FUND   DOW JONES STOXX 50(R) INDEX
                             (The Fund seeks exposure to
                             125% of the performance of its benchmark)

JAPAN 2x STRATEGY FUND       200% OF THE FAIR VALUE OF THE
                             NIKKEI 225 STOCK AVERAGE

GOVERNMENT LONG BOND         120% OF THE PRICE MOVEMENT OF THE LONG TREASURY
1.2x STRATEGY FUND           BOND

INVERSE GOVERNMENT LONG      INVERSE (OPPOSITE) OF THE BOND
STRATEGY FUND                PERFORMANCE OF THE LONG TREASURY BOND

74

      UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE


      It is important to understand the effects of compounding when investing in any mutual fund, especially funds that use leverage as part of their investment strategy. The impact of leverage on a fund will generally cause the fund's performance to not match the performance of the index underlying the fund's benchmark over a period of time greater than one day. As a result, the use of leverage could cause the performance of a fund to be less than or greater than the performance of the index underlying the fund's benchmark multiplied by the amount of leverage employed, before accounting for fees and expenses. The following simple examples provide an illustration:



      EXAMPLE A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

      EXAMPLE B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. The next day, if the index decreases 10%, the value of your shares in Fund B would be expected to decrease $24 (20% of $120) to $96.

      Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).

      The examples demonstrate that over time, the cumulative percentage increase or decrease in the net asset value of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the

                                                                   PROSPECTUS 75

      return of the index underlying a fund's benchmark due to the compounding effect of losses and gains on the returns of the fund. It is also expected that a fund's use of consistently applied leverage will cause the fund to underperform the compounded return of twice its benchmark in a trendless or flat market.


      The following graphs further illustrate the impact of leverage on fund performance in comparison to the performance of the fund's underlying index in three different markets. Each of the three graphs shows a simulated hypothetical of the one-year performance of an index compared with the performance of a fund that perfectly achieves its investment objective of exactly twice (200%) the daily index returns.

      In order to isolate the impact of leverage, the hypothetical graphs assume
      (i) no tracking error (see "Tracking Error Risk" under "Descriptions of Principal Risks"); (ii) no dividends paid by the companies included in the underlying index; (iii) no expenses; and (iv) borrowing and/or lending rates (required to obtain leverage) of zero percent. If tracking error, fund expenses, and borrowing and lending rates of greater than zero percent were included in the graphs, the fund's performance would be lower than that shown below. Each of the graphs also assumes an index volatility of 20%. An index's volatility is a statistical measure of the magnitude of the fluctuations in the returns of an index. The S&P 500(R) Index's index volatility may be more or less significant at any given time. The average of the most recent five-year historical volatility of the S&P 500(R) Index is 9.28%. The indices underlying the Funds' benchmarks have different historical volatilities, which may be more or less significant than the index volatilities assumed in the graphs below. The average five-year historical volatility for the period ended December 31, 2007 of the indices underlying the Funds' benchmarks is as follows: Dow Jones STOXX 50(R) Index - 10.84%; NASDAQ-100 Index(R) - 15.28%; Nikkei 225 Stock Average - 14.48%; Russell 2000(R) Index - 14.41%; S&P 500(R) Index -
      9.28%; and S&P MidCap 400(R) Index - 11.02%. The hypothetical graphs are meant to demonstrate the effects of leverage only and are in no way indicative of the actual performance of any of the Funds.

76


                                  UPWARD MARKET
                               ONE YEAR SIMULATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

1x Index Performance             2x Fund Performance
               0                               0
        -0.66366                        -1.32732
    -0.348088315                     -0.70039326
     -1.01242775                    -2.024374777
    -0.662813543                    -1.332294555
     1.978164896                     3.914064678
     4.522010219                     9.098337365
     5.354057682                     10.83529199
     7.215979943                     14.75287623
     4.917805413                     9.833420421
     4.391904913                     8.732340382
     3.670525533                     7.229594198
     4.533727797                     9.015267185
     3.026665043                     5.871920971
     1.561213759                     2.860076563
     1.075537879                     1.876302218
    -0.763329381                    -1.830568914
    -0.990988228                    -2.280989898
     1.218100843                     2.079623209
     1.101801245                     1.845044235
    -1.736530723                    -3.873351309
     -1.54515279                    -3.498918787
      0.82258783                     1.142590217
     0.566972323                     0.629736599
     0.704638452                     0.905240692
    -0.148551386                    -0.804538068
     0.730400976                     0.941817878
    -0.694128355                    -1.913220499
     0.878578734                     1.193580155
     0.927403966                     1.291535541
     1.210353943                     1.859477181
     1.196096441                     1.830779292
     0.612346758                     0.655957591
     2.228482884                     3.889630885
     2.441455483                     4.322497421
     2.046287568                     3.517649353
     2.496117809                     4.430281653
     1.139581689                     1.666012098
     0.788526201                     0.960246642
    -0.202436667                     -1.02505584
     0.070549588                    -0.483583716
     0.532665379                     0.435530002
    -0.133645021                     -0.89580321
      0.48769348                     0.337389953
    -0.515907261                    -1.666809277
    -1.135225584                    -2.891116501
    -1.462586625                    -3.534210371
    -1.296886111                    -3.209776627
    -1.455482274                    -3.520821689
    -0.921410406                     -2.47506458
     -2.80865938                     -6.19037452
    -3.662028508                    -7.837727829
    -1.564654531                    -3.824798174
    -1.524436802                    -3.746209569
    -1.276997254                    -3.262495771
    -0.644478976                    -2.022901392
     1.746213571                     2.692148502
     2.395914018                      4.00362993
     3.122904528                     5.480439874
     2.098677528                      3.38515532
     1.462919273                     2.097617273
     2.567850464                     4.321303377
     1.973849272                     3.112991448
     2.560066339                     4.298522756
     2.310958194                     3.791861392
      2.93021573                     5.048303391
     5.990742765                      11.2953159
     3.784227482                     6.661424125
     5.454219487                     10.09400208
     6.560645157                     12.40421462
     8.769647331                     17.06449335
     8.729004465                     16.97700872
     11.42722344                     22.78281161
     10.54098702                     20.82970543
     10.15996329                     19.99672961
     11.04928467                      21.9341968
     11.40183284                     22.70840579
     11.12414149                      22.0966553
     12.45296397                     25.01671891
     13.85693923                     28.13838638
     12.99868562                     26.20657207
     10.73306197                     21.14568853
     10.34920581                     20.30578547
     10.90537685                     21.51849185
     9.691628402                      18.8586951
     10.72480288                     21.09773143
     9.346943434                     18.08385109
     9.799978755                     19.06231749
     9.603865013                     18.63700308
     11.17810533                     22.04496963
     10.77799756                     21.16653876
     11.06431437                     21.79287283
     10.05266285                     19.57412335
     10.33156932                     20.18019675
     9.441226652                     18.24056049
     7.581273005                     14.22156384
     8.159382492                     15.44914867
     5.646840036                     10.08538122
     4.862021356                      8.44979868
     4.707150636                     8.129459665
     5.368847475                     9.496107906
     7.891588421                     14.73921954
     8.662570923                     16.37904951
     9.004390772                     17.11123667
     8.560252382                      16.1568972
     5.323311337                     9.229996791
     6.618472096                     11.91639933
     5.799759511                     10.19760965
     5.132173608                      8.80693786
     6.232802334                     11.08513753
     6.290865996                     11.20656913
     5.622222046                     9.807434804
     4.646811387                     7.779313444
      5.93124635                     10.42508003
     7.100939173                      12.8637075
     7.849456926                     14.44129383
     8.016806929                     14.79645094
     8.830454329                     16.52588243
     8.470356121                     15.75476075
     7.860947966                     14.45409396
     4.969735256                     8.318209982
     7.151741143                     12.82143124
     8.034125016                     14.67957765
     7.739321496                     14.05370239
     5.944599878                     10.25388924
     8.634639214                     15.85280224
     9.606517287                     17.92571009
     9.041287438                      16.7094479
     10.64288587                     20.13790465
     10.22453405                     19.22939778
     11.99573209                     23.06119217
     11.30591678                     21.54525057
     9.552403364                     17.71560281
     6.891156381                     11.99650797
     6.168422517                     10.48200159
     8.525573833                     15.38784439
     9.676596069                     17.83545134
     9.828454284                     18.16176127
     11.19702665                     21.10658869
     11.05200349                     20.79069426
     9.893397939                     18.27027564
     9.587685495                     17.61224348
     8.504959162                     15.28822554
      6.81076273                     11.68800484
     8.221839716                      14.6390253
     7.986835991                     14.14114801
     9.279222444                     16.87323053
     10.45102355                     19.37969384
      10.3719616                     19.20878748
     9.560396566                     17.45570305
     8.845843659                     15.92361086
     8.147488727                     14.43607908
     6.655702267                     11.27901653
     8.259804029                     14.62628935
     8.416640007                     14.95840756
      7.92584872                     13.91759713
      9.32089824                     16.86259485
     9.978911659                     18.26941014
     9.199557099                     16.59320145
     8.878117283                     15.90679395
     7.634838062                     13.25971459
     6.790528865                     11.48285088
     6.509808602                     10.89674094
     7.816790463                     13.61836876
     8.065329728                     14.14219489
     6.289059904                     10.38988437
     4.467584284                     6.606381476
     2.919479153                     3.446781542
     5.605986317                     8.847324219
     5.101411475                     7.807200958
     6.630637012                     10.94439051
       7.4792676                     12.71031456
     6.471337776                     10.59634244
      4.82018027                     7.166086284
     2.188250363                     1.784419763
     2.780840027                     2.964915463
     3.838146529                     5.083315634
     5.220959126                     7.882104663
     6.635865363                     10.78348599
     7.361629063                      12.2914708
     5.712017632                     8.840753899
     3.728331621                     4.755960405
     1.579184319                     0.415082918
     1.387067607                     0.035252825
     0.271505702                    -2.166122948
     0.605510088                     -1.51435366
     2.118214538                     1.447306697
     1.255621979                    -0.266544102
     0.990311999                    -0.789187304
    -0.106846751                    -2.944839843
     1.245506758                    -0.316974326
     1.790379702                     0.755953952
     1.986489047                     1.144186794
     1.854508332                      0.88240541
     2.090861718                     1.350600653
     1.915091882                     1.001609995
     0.715245505                    -1.376573914
    -0.887839058                     -4.51615206
    -2.615859584                    -7.845673838
    -3.855170155                    -10.19118575
    -3.468187215                    -9.468224792
    -1.135978618                    -5.093729414
     0.827856303                    -1.323293096
     1.721957401                     0.426758036
     0.463046457                    -2.059005079
      -0.4744546                    -3.886936632
    -1.314997594                    -5.510382385
     -0.77012809                    -4.466971334
    -0.221466282                     -3.41052889
     1.691787102                     0.293677328
     1.580037997                     0.073251883
     1.810451997                     0.527244198
     0.934841386                    -1.201904824
    -0.789933184                    -4.578428525
     -0.67231965                    -4.352183979
    -0.697373071                    -4.400434476
    -0.094526683                    -3.239702791
      2.01577663                     0.848032725
      1.10048088                    -0.961604544
    -0.419969252                    -3.940481403
     1.249290804                    -0.719989982
     3.874887413                     4.429068457
     1.500930736                    -0.344175404
     2.578667619                     1.772115687
     3.292358699                     3.188274677
     4.975197806                     6.550561419
     6.041745816                     8.715668827
      5.87019148                     8.363908409
     7.912109863                     12.54393781
     8.896214349                     14.59662669
     8.575569446                     13.92176716
     6.894819631                     10.39474925
     5.583647773                      7.68654526
     7.441497639                     11.47625016
     6.404117747                     9.323576884
      6.43607516                      9.38924537
     7.551205919                     11.68138762
     9.848069473                     16.45152305
      11.5734531                     20.10973119
     12.21073835                     21.48181672
     14.13279609                     25.64354079
      16.2407147                      30.2845619
      12.9289005                       22.860687
     12.15495357                     21.17666013
     11.30968655                      19.3501401
     12.93803595                      22.8420865
     13.39367316                     23.83327472
     14.35987797                     25.94359186
     15.26962224                     27.94737959
     15.88450498                     29.31239901
     16.41800248                     30.50302999
     17.19490638                     32.24482783
     15.70782021                     28.88871859

                               [GRAPHIC OMITTED]


                                   FLAT MARKET
                               ONE YEAR SIMULATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

1x Index Performance             2x Fund Performance
               0                               0
        -0.84442                        -1.68884
     0.258090894                     0.497403576
    -1.460834074                    -2.948652393
     1.929110312                     3.728868528
     0.888312166                     1.610517575
     1.021676426                     1.879155462
     0.996567489                     1.828511333
    -0.436371811                    -1.060974504
     1.264473649                     2.319376241
     2.378990446                     4.571630351
      1.03997563                     1.836245644
     2.322375001                     4.421256903
     2.914647604                     5.630100026
     2.107138113                     3.972467992
     2.779534039                     5.341826985
     2.544970587                      4.86100475
      3.16543944                     6.129969713
     2.888182322                     5.559521125
     1.930097857                     3.593601716
     1.812246278                     3.354051871
     1.369902611                     2.455967173
     0.959090944                     1.625541068
     3.009771999                     5.753977048
     2.240206594                     4.173843425
     2.052984328                      3.79231714
     1.861961552                     3.403760222
     0.581862281                     0.804810113
     0.560612351                     0.762216048
     2.916747499                     5.483933492
     0.756113302                     1.054874093
    -0.133099701                    -0.728825279
     -1.55330689                     -3.55229603
    -2.803087659                    -6.001103234
    -3.289830357                    -6.942558585
    -2.837497551                    -6.072062055
    -3.363331298                    -7.088719269
    -4.186443787                    -8.671481519
    -4.987627163                     -10.1988414
    -3.812989198                    -7.978417949
    -3.644152138                    -7.655366983
    -2.559281647                    -5.575950536
    -3.284659586                    -6.981792439
    -2.732734153                    -5.920138429
    -3.265379428                    -6.950519889
    -3.186586177                    -6.798936703
    -2.461773192                    -5.403399902
    -2.523575363                    -5.523276497
    -2.036622136                    -4.579340657
    -1.966433335                    -4.442606669
    -3.535166469                    -7.500825485
    -3.103032954                    -6.672088381
    -3.400651989                    -7.245401742
    -3.862493471                    -8.132321211
    -4.759177608                    -9.846039265
    -5.453530824                    -11.16057417
    -6.833720181                    -13.75433004
    -6.350932519                    -12.86047992
    -5.557228578                    -11.38341277
    -5.972918436                    -12.16350459
    -4.584702604                    -9.569868551
    -5.227849416                    -10.78895715
    -6.062640427                    -12.36057025
    -6.686074501                    -13.52384346
    -7.087399032                    -14.26767677
    -4.091989689                     -8.73982803
    -2.690006395                    -6.071745643
    -3.839723969                    -8.291270293
    -4.303803077                    -9.176461294
     -3.50205077                    -7.654603915
    -1.092689974                    -3.043244216
     0.955680417                     0.972704609
    -1.406985372                    -3.753423803
      0.15571391                    -0.702407338
    -1.270503456                    -3.530402777
    -0.092759292                    -1.228831126
     2.153754923                      3.21310588
    -0.429304924                     -2.00658731
     0.320890564                    -0.529963772
     3.616833102                     6.006013369
     3.011596819                     4.767629919
     4.037942562                     6.855313527
     3.763386432                     6.291331183
     2.308001174                      3.30964676
     0.608972198                    -0.121679847
     1.504593269                     1.656553765
     5.796511986                     10.25324189
     7.101723554                     12.97363038
     8.222328888                     15.33771657
     7.700740552                     14.22595325
      8.70260515                     16.35108142
     7.350018635                     13.45556841
     9.100145988                     17.15490067
     9.143715132                     17.24847229
     10.63560057                     20.45381103
     11.01391901                     21.27759464
     12.11338976                     23.67983698
      11.7005322                     22.76893498
     11.87481855                     23.15204772
     11.90408724                      23.2164858
     12.13168896                     23.71770582
     12.88244426                     25.37436013
     13.88102493                     27.59253346
     14.46841187                     28.90875252
     13.27977188                     26.23157554
     12.62762024                     24.77814518
     11.56369468                     22.42073664
     10.71641305                     20.56126359
      9.82013047                     18.60930439
     9.735989581                     18.42755461
     8.937682204                     16.70448106
     8.190249873                     15.10303883
     9.692471492                     18.29945022
     9.360629827                     17.58369123
     9.704208118                     18.32251659
     10.52413737                     20.09120157
     10.16217082                      19.3046042
     11.03798211                     21.20159513
     10.83504909                     20.75857906
     11.84101017                     22.95063709
     10.75039256                     20.55273082
      10.7533198                     20.55910347
      11.2269896                     21.59031782
       12.659482                     24.72224123
     11.40332877                     21.94093525
      10.5996763                     20.18159582
     9.420241351                     17.61836275
     9.010593852                     16.73768349
     9.722171404                      18.2617173
     10.94491528                     20.89753446
     11.32814121                     21.73274298
     12.05855401                     23.33009569
     13.10611099                     25.63594916
     12.16820119                     23.55232719
      13.0076007                     25.40151016
     10.31338649                     19.42211536
     12.28325264                     23.68715678
     9.106647137                     16.68869008
     9.255512246                     17.00711018
     8.830289793                     16.09632683
     8.373561716                     15.12188392
     7.552209329                     13.37688943
     7.216259248                     12.66860133
     4.751786313                     7.489000386
     3.287984851                     4.484897803
     2.512292084                     2.915534638
     2.632159708                     3.156212907
     0.602608749                    -0.923615313
     0.038308596                    -2.035093827
     0.309912604                    -1.503144386
     0.030860458                    -2.051161192
    -0.261739812                    -2.624181489
     0.369074763                     -1.39243581
     1.184864565                     0.210509032
     2.838528807                      3.48598973
     4.285878261                     6.398913369
     6.253127069                     10.41313157
     6.285748904                     10.48092965
     8.330048998                     14.73091005
     7.061395795                     12.04368268
     6.736239629                     11.36310694
      5.67343487                     9.145355212
     6.514658816                     10.88308024
     8.128568927                      14.2432811
     6.448467223                      10.6930569
     3.239684627                     4.019593887
     4.866122618                     7.297043251
     6.139407079                     9.902644649
     5.335528438                     8.237883349
     4.742858087                     7.019882448
     3.592257791                     4.668655631
     3.056312886                     3.585628117
     2.775463822                      3.02104501
     4.176704496                     5.830222865
     3.701606635                     4.864945402
     4.881730918                     7.251671559
     6.052211036                     9.645528869
     7.722215203                     13.09870515
      9.88753945                      17.6454993
     9.258433287                     16.29845833
     8.739739801                     15.19422773
     9.443220674                      16.6847028
     9.265594326                     16.30594426
     9.356017069                     16.49844223
     9.059454486                     15.86657798
     8.703571674                     15.11038634
     11.15711999                      20.3066994
     12.85126566                     23.97388821
     11.36501449                       20.708416
     12.16527235                     22.44321321
     10.63870299                     19.11030895
     8.799998384                      15.1513205
      9.71611613                      17.0905148
     8.646285253                     14.80703899
      7.44226712                     12.26245578
     4.890620718                     6.930213657
     6.339999316                     9.885337042
     6.492437705                      10.2003783
     7.140337696                     11.54129651
     6.521045116                      10.2518345
     6.415286761                     10.03290964
     6.914236116                     11.06473225
     5.307849719                     7.727237043
     1.722959898                     0.392735836
     0.803547098                    -1.422043571
     1.547658722                     0.033321946
     3.800696626                     4.472200574
      2.55571107                     1.966121427
      1.99561331                     0.852365876
     2.041617411                     0.943342778
     3.727957181                     4.279722143
      1.55931678                    -0.080630158
     1.117543908                    -0.949908692
     0.170901685                    -2.804482982
    -2.084446166                    -7.181197113
    -2.684923092                    -8.319638294
    -2.767314901                    -8.474880651
    -2.698570421                    -8.345462301
    -2.047312492                    -7.118537998
    -3.785874743                    -10.41564414
    -5.035215159                    -12.74214986
    -5.470115888                    -13.54136196
    -6.693427118                    -15.77908443
    -4.729323759                    -12.23338388
    -3.416493841                    -9.814535943
    -3.250766202                    -9.505037467
    -4.167049171                    -11.21913875
    -4.438457671                    -11.72201131
    -4.035962011                    -10.97837518
    -3.593308693                    -10.15711509
    -2.299338082                    -7.745372684
    -1.834966836                    -6.868400196
    -1.614429272                    -6.449941292
    -1.798853025                    -6.800660462
    -2.040103782                    -7.258586097
    -2.666645483                    -8.444915715
    -3.181791995                    -9.414044594
    -4.110820792                    -11.15249778
    -4.139737132                    -11.20608349
    -5.661998107                    -14.02617828
    -3.934480616                    -10.87747303
    -4.080538632                    -11.14847681
    -5.137187418                    -13.10605357
    -6.907896678                    -16.34997838
    -6.704536978                    -15.98451143
    -5.761972915                    -14.28689447
      -3.8730659                    -10.85082749
    -2.869212328                    -8.988857877
    -3.304173708                    -9.803971868
    -2.857477669                    -8.970632725
     -1.77686425                    -6.945411362
    -1.897275992                    -7.173562603
    -0.189503773                    -3.941717358

                                                                   PROSPECTUS 77

                                 DOWNWARD MARKET
                               ONE YEAR SIMULATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

1x Index Performance            2x Fund Performance
               0                               0
          1.0876                          2.1752
     0.833779145                     1.662096581
    -1.693014526                    -3.433004376
    -2.544215391                    -5.105274352
     -4.12027034                    -8.174549359
    -5.432767959                    -10.68854655
    -5.262915753                    -10.36772194
    -5.788536044                    -11.36231755
    -5.385442875                    -10.60382718
    -5.092440514                    -10.05014304
    -3.785088882                    -7.572024482
    -4.448856311                    -8.847308717
    -3.609210191                    -7.245318398
    -3.446782071                     -6.93271657
    -2.204142156                    -4.537164695
    -3.708144654                    -7.473410583
    -4.859217493                    -9.685536283
    -3.545894131                    -7.192134569
    -3.052155209                    -6.241986204
    -2.894886415                    -5.937797704
    -2.698840901                    -5.557993344
    -2.072669022                    -4.342449164
    -1.737169986                    -3.687003626
    -1.666384391                     -3.54824164
    -1.752535455                     -3.71724634
     -0.51894029                     -1.29939383
    -0.771005399                    -1.799569022
    -0.806391451                    -1.869607533
    -1.164480378                    -2.578108967
    -0.223892388                    -0.723839146
    -0.487241447                    -1.247898144
     0.553562495                     0.817798323
    -0.661627308                    -1.618967863
     -1.32821759                    -2.939300342
    -3.057045889                     -6.34050138
    -2.702816335                    -5.656037764
    -3.051947819                    -6.333106643
    -2.444471324                    -5.159273136
    -3.657769434                    -7.518341376
     -3.25165803                    -6.738665505
    -2.183556335                    -4.679455239
    -3.170132985                    -6.602261268
     -3.54246319                    -7.320527238
    -1.435637671                     -3.27191715
     0.798225037                      1.11257339
     1.416974941                     2.353932453
     1.250002034                     2.016901425
     1.020529029                     1.554479214
      0.29883837                     0.103468815
     3.155549884                     5.805762812
     3.585553794                     6.687865457
     6.005105159                     11.67189578
     7.058594495                     13.89150871
     6.994352915                     13.75482524
     9.037731067                     18.09980454
     5.772160059                     11.02586245
     4.870674516                     9.133337803
     5.625260967                     10.70385384
      4.31508523                     7.957512635
     4.235268543                     7.792305253
     5.092134568                     9.564518544
     6.542616209                     12.58893751
     5.239813098                     9.835462458
     1.377406718                     1.773319843
     2.384084366                     3.794537975
     2.860221551                     4.759930972
      4.58714181                     8.277559935
     5.685934322                     10.55268802
     5.982277682                      11.1726675
     4.619875502                     8.314418217
     5.141468354                     9.394442944
     5.974420094                     11.12773226
     6.208867304                     11.61942802
     6.794619828                     12.85061263
     8.680719609                     16.83672197
     9.008120277                     17.54066322
     10.83836662                      21.4876787
      9.21558209                     17.93027649
     9.513500355                      18.5736569
     9.385971884                     18.29749886
     9.676872938                     18.92669959
      10.3996874                     20.49424864
     9.760418011                     19.09880474
     11.60252711                     23.09647522
     8.968930672                     17.28681398
     9.141820777                      17.6589885
     9.580920151                     18.60571978
     8.246443705                     15.71695887
     8.270135604                     15.76761281
     8.023669468                     15.24054602
     8.750755182                     16.79186816
     9.046546361                     17.42719256
     7.278138519                       13.618559
     4.007979022                     6.691689931
     6.609322586                     12.02862165
     4.638862476                     7.887371617
     5.091467412                     8.820683692
     5.807497616                     10.30356138
     3.421009507                      5.32776773
     2.948540967                     4.365408982
     3.935055656                     6.365592918
     3.332419416                     5.132134956
     4.622111343                     7.756443309
     5.813757191                     10.21113509
     5.450064727                     9.453521703
      7.39488027                      13.4908243
     7.860028976                     14.47392722
     9.423783676                     17.79321321
     9.248399235                     17.41561529
     8.808390383                     16.46980903
     8.359338155                     15.50846722
     6.451455289                     11.44095206
     5.339463387                     9.112727687
     6.138463216                     10.76796777
     7.119214458                     12.81502627
     5.735127088                     9.899660363
     6.676000543                     11.85552264
     5.327722572                     9.028038737
      2.69537213                     3.578381249
      3.41322305                     5.026427734
     0.341540086                    -1.212772232
    -0.742549913                    -3.347366649
     0.137992704                    -1.632497637
    -0.815220849                    -3.505218147
    -1.229297465                    -4.310910978
    -1.792408994                    -5.401996246
    -0.243871699                      -2.4187536
     0.602509172                     -0.76289743
     -0.17056075                    -2.288052612
     2.801860804                     3.530693855
      5.05126832                      8.06140408
     2.595589872                     3.009317316
     3.143809406                      4.11017789
     2.080499875                     1.963634243
     0.349929161                     -1.49354474
     0.349465404                    -1.494455215
     0.319620469                    -1.553048284
     0.609423789                    -0.984261175
    -0.792065485                    -3.742839659
     0.627203226                    -0.988729787
     1.635689057                     0.995852113
     1.517212334                     0.760390383
     0.150892174                    -1.951877805
     1.180643647                      0.06438378
     0.919142273                     -0.45284902
     0.926982278                     -0.43738218
     2.106818701                     1.890391825
     3.547443806                     4.765534901
     3.965589093                     5.611663267
     4.435149677                     6.565653421
      3.18861173                     4.021718143
     4.732210173                     7.133839906
     4.494583261                     6.647687968
     2.264459865                     2.095538054
     1.931599275                     1.430916521
     2.770628848                     3.100733127
     3.277986888                     4.118708526
     3.694744549                     4.959008975
     4.471874442                     6.532218568
     6.082099443                     9.816180738
     5.836816413                     9.308346792
     3.534759819                      4.55321509
     4.354506633                     6.208836161
     4.600418028                     6.709398406
     4.876416691                     7.272525243
     6.611911635                     10.82281674
     8.647666087                     15.05514011
     8.316670973                     14.35410914
     7.605247078                     12.85195356
     6.729232761                     11.01449806
     6.112167029                     9.730815212
      7.75160001                      13.1214974
     7.831815688                       13.289924
     7.389586629                     12.36069738
     7.504074667                     12.60027286
     5.917529533                      9.27676321
     6.860862827                     11.22326648
     7.614370829                     12.79180372
     8.862374687                     15.40789682
     9.287710871                      16.3097172
      9.88231252                     17.57532976
     8.993968964                     15.67425425
     6.289065637                     9.932878317
     5.872083003                     9.070322967
     6.044442754                     9.425455939
     7.869891792                     13.19275554
     7.105892496                     11.58935752
     5.271704087                      7.76742202
     5.662441071                     8.567422701
      4.44087759                     6.057126753
     4.648652272                     6.479106849
     2.829021506                     2.776189429
      2.09201506                     1.302933864
     3.542232134                     4.180950216
     3.672892077                     4.443882098
     5.314863342                     7.752246507
     7.351652799                      11.9201034
     8.319556771                     13.93829147
     7.407917717                     12.02043658
     6.680540558                     10.50320938
     7.538998867                     12.28164803
     5.853755216                     8.762516619
     3.592083882                     4.114876759
     0.101859392                    -2.900800097
     2.513913796                     1.778604545
     4.225076045                     5.176381479
     5.623880791                     7.999525911
     3.426059079                     3.505017641
     3.368751734                      3.39031545
     3.307658734                     3.268103962
     3.142397473                      2.93770799
     3.346433763                     3.344970738
     0.282832081                    -2.782145887
     0.407563868                    -2.540306753
    -0.192752875                    -3.705690781
    -0.706939851                    -4.697868826
     0.129991424                    -3.091284559
     1.511585045                    -0.416991648
    -0.839524776                     -5.02987576
    -0.237769432                    -3.877223363
     2.080704806                     0.590563296
     0.829501608                    -1.875313773
    -0.488743296                    -4.441078069
    -3.683850727                     -10.5774898
    -3.640704944                    -10.49737438
    -4.601079495                    -12.28144812
    -3.392947565                    -10.05971264
    -3.333047329                    -9.948179487
    -3.644256916                    -10.52800515
    -3.260741787                    -9.815772281
    -4.050453374                    -11.28817409
    -3.386146688                    -10.05978144
    -4.310229211                    -11.78028386
    -4.834245533                    -12.74650148
    -5.988130306                    -14.86239882
    -7.497396862                    -17.59599691
    -8.280116889                    -18.99053634
     -8.35777428                    -19.12771452
    -10.16596704                    -22.31909665
    -11.09485094                    -23.92553774
    -12.21221085                    -25.83774542
    -12.43714072                    -26.21778248
    -14.21396626                    -29.21215999
    -12.62572363                    -26.59102785
    -13.51204829                    -28.08034908
    -13.80646193                    -28.56999245
    -12.19834909                    -25.90465314
    -12.84604431                    -26.99782625
    -13.27799674                      -27.721453
    -13.78505163                    -28.56666387
     -15.5676319                    -31.52057519
    -15.81726464                    -31.92550772




ADVISOR'S INVESTMENT METHODOLOGY


The Advisor develops and implements structured investment strategies designed to achieve each Fund's objective. The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

With the exception of the High Yield Strategy Fund and Inverse High Yield Strategy Fund, the Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

DOMESTIC EQUITY FUNDS, INTERNATIONAL EQUITY FUNDS, GOVERNMENT LONG BOND 1.2X STRATEGY FUND AND INVERSE GOVERNMENT LONG BOND STRATEGY FUND. The Advisor's primary objective for the Funds is to correlate with the performance of the index underlying each Fund's benchmark. The following Funds - the Mid-Cap 1.5x Strategy Fund, Nova Fund, Russell 2000(R) 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, and Government Long Bond 1.2x Strategy Fund - are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of

78

cash in excess of the Fund's assets. For the Inverse S&P 500 Strategy Fund, Inverse NASDAQ-100(R) Strategy Fund, Inverse Mid-Cap Strategy Fund, Inverse Russell 2000(R) Strategy Fund, and Inverse Government Long Bond Strategy Fund, the Advisor uses short selling techniques to produce returns that move inversely to the performance of their respective underlying indices.


HIGH YIELD STRATEGY FUND AND INVERSE HIGH YIELD STRATEGY FUND. The Advisor's primary objective for the High Yield Strategy Fund and Inverse High Yield Strategy Fund is to correlate with the performance of the high yield bond market. The Advisor seeks to create portfolios that will correlate highly with the performance of the high yield bond market by investing in credit default swaps, bond futures and other financial instruments that have risk and return characteristics similar to a portfolio of high yield securities. A high yield bond is a bond that is rated below investment grade. Generally, high yield bonds are those bonds rated BB+ and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's Investor Services, Inc. Investors are subject to credit risk when investing in high yield bonds as issuers of the debt may be unable to make their interest and principal payments. High yield bonds typically pay higher yields because they tend to have a higher risk of defaulting than investment grade bonds. Investors are also subject to interest rate risk when investing in high yield bonds as fixed income securities will generally decrease when interest rates rise. However, the prices of high yield bonds may not necessarily move inversely with changes in interest rates due to changes in credit risk and/or other risks. The Funds will primarily invest in credit default swaps to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk. A buyer of credit default swaps is buying credit protection or mitigating credit risk. The High Yield Strategy Fund will generally be a seller of credit protection and the Inverse High Yield Strategy Fund will generally be a buyer of credit protection. To manage interest rate risk, the Funds invest in bond futures. The High Yield Strategy Fund will typically buy bond futures, whereas the Inverse High Yield Strategy Fund will typically sell bond futures short. Additionally, the Advisor evaluates the relative liquidity of underlying securities to determine the optimal mix of assets for each Fund.

In response to market, economic, political or other conditions, the Advisor may temporarily use a different investment strategy for defensive purposes. If the Advisor does so, different factors could affect the Funds' performance and the Funds may not achieve their respective investment objectives.

                                                                   PROSPECTUS 79

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

80

INVESTING WITH RYDEX:

SHAREHOLDER INFORMATION

Advisor Class Shares are offered exclusively through authorized securities brokers and other financial intermediaries. H-Class Shares are offered directly through Rydex Fund Services Inc. and also through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. For more information on opening an account, call Rydex Client Services at 800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

                                                                   PROSPECTUS 81

   MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

   The minimum initial investment amounts for accounts held through a third party (E.G., a brokerage account) are:

   -     $1,000 for retirement accounts

   -     $2,500 for all other accounts

   Accounts held directly at Rydex are subject to a minimum account balance of $25,000 FOR NON-MANAGED ACCOUNTS (INCLUDING RETIREMENT ACCOUNTS) and $15,000 FOR ACCOUNTS MANAGED BY FINANCIAL INTERMEDIARIES. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

   To open an IRA account with Rydex directly, you must transfer an existing IRA (or multiple IRAs) in order to meet the minimum investment amount requirements.


   There are no minimum amounts for subsequent investments in the Funds except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures." Rydex reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.


TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

- You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

-     Attach a copy of the trust document when establishing a trust account.

- When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

- You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

-     BE SURE TO SIGN THE APPLICATION.

82

- If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION


This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). However, as recommended by the Securities Industry and Financial Markets Association ("SIFMA"), the Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund, and Inverse High Yield Strategy Fund also will not accept transaction orders and will not calculate net asset value ("NAV") on Veterans' Day and Columbus Day and will typically close early (half day) on the business day proceeding a federal holiday. On any day that the NYSE or U.S. Government Bond Market close early - such as on days in advance of holidays generally observed by the NYSE or as otherwise permitted by the U.S. Securities and Exchange Commission - the Funds reserve the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The U.S. Government Bond Market and NYSE holiday schedule is included in the SAI and Rydex will post advance notice of early closings at www.rydexinvestments.com.


Notwithstanding the foregoing, the U.S. Government Money Market Fund reserves the right to accept orders to purchase or redeem shares on any day that is not a Business Day and the Federal Reserve Bank of New York or National Securities Clearing Corporation remains open. In addition, the U.S. Government Money Market Fund may designate special hours of operation on any such day. In the event that the U.S. Government Money Market Fund invokes the right to accept orders to purchase or redeem shares on any day that is not a Business Day and/or adopt special hours of operation, the U.S. Government Money Market Fund will post advance notice of these events at www.rydexinvestments.com.

                                                                   PROSPECTUS 83

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

                                          MORNING         AFTERNOON
METHOD     FUND                           CUT-OFF TIME    CUT-OFF TIME
------     ---------------------------    -------------   ------------------
By Mail    All Funds                      Not Available   Market Close

By Phone   Domestic Equity Funds -        Not Available   3:45 P.M., Eastern
           except for the S&P 500                         Time
           Fund and Russell 2000(R)
           Fund

           S&P 500 Fund and Russell       10:30 A.M.,     3:45 P.M., Eastern
           2000(R) Fund                   Eastern Time    Time

           International Equity Funds     Not Available   3:45 P.M., Eastern
                                                          Time

           Fixed Income Funds - except    Not Available   3:45 P.M., Eastern
           for the High Yield Strategy                    Time
           Fund and Inverse High Yield
           Strategy Fund

           High Yield Strategy Fund       Not Available   3:30 P.M., Eastern
           and Inverse High Yield                         Time
           Strategy Fund

           U.S. Government Money          Not Available   1:00 P.M., Eastern
           Market Fund**                                  Time

84

                                              MORNING          AFTERNOON
METHOD         FUND                           CUT-OFF TIME     CUT-OFF TIME
------         ---------------------------    -------------    ------------------
By Internet    Domestic Equity Funds -        Not Available    3:50 P.M., Eastern
               except for the S&P 500                          Time
               Fund and Russell 2000(R)
               Fund

               S&P 500 Fund and Russell       10:30 A.M.,      3:50 P.M., Eastern
               2000(R) Fund                   Eastern Time     Time

               International Equity Funds     Not Available    3:50 P.M., Eastern
                                                               Time

               Fixed Income Funds - except    Not Available    3:50 P.M., Eastern
               for the High Yield Strategy                     Time
               Fund and Inverse High Yield
               Strategy Fund

               High Yield Strategy Fund       Not Available    3:45 P.M., Eastern
               and Inverse High Yield                          Time
               Strategy Fund

               U.S. Government Money          Not Available    1:00 P.M., Eastern
               Market Fund**                                   Time

By Financial   All Funds - except for the     Not Available    Market Close*
Intermediary   S&P 500 Fund and Russell
               2000(R) Fund

               S&P 500 Fund and Russell       10:30 A.M.,
               2000(R) Fund                   Eastern Time*


* EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE EARLIER CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.


** TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND FOR THE U.S. GOVERNMENT MONEY MARKET FUND, THE FUND MUST RECEIVE YOUR WIRE PURCHASE ORDER BY 1:00 P.M., EASTERN TIME. ALL REDEMPTION ORDERS RECEIVED PRIOR TO 1:00 P.M., EASTERN TIME WILL NOT RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND. ALL REDEMPTION ORDERS RECEIVED AFTER 1:00 P.M., EASTERN TIME ARE ENTITLED TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND.

EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

                                                                   PROSPECTUS 85

      CALCULATING NAV

      The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV.

      Each Fund calculates its NAV by:

      -     Taking the current market value of its total assets

      -     Subtracting any liabilities

      - Dividing that amount by the total number of shares owned by shareholders


      The Funds, except for the S&P 500 Fund and Russell 2000(R) Fund, calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). The S&P 500 and Russell 2000(R) Funds, calculate NAV twice each Business Day, first in the morning and again in the afternoon, on each day that the NYSE is open for trading. The S&P 500 and Russell 2000(R) Funds' morning NAV is calculated as of 10:45 a.m., Eastern Time and the Funds' afternoon NAV is calculated as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time).

      If the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE - the Funds will calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI. For more information on these early closings, please call 800.820.0888 or visit the Rydex web site
      - www.rydexinvestments.com.

      In calculating NAV, the Funds, except for the International Equity Funds, generally value their investment portfolios based on the market price of the securities as of the time the Funds determine NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

      The International Equity Funds generally value their assets at fair value using procedures approved by the Board of Trustees because of the time difference between the close of the relevant foreign exchanges and the time the Funds price their shares at the close of the NYSE. As such, the value assigned to the Funds' securities may not be the quoted or published prices of those securities on their primary markets or exchanges.

86

      The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

      The U.S. Government Money Market Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Funds' Board of Trustees.

      More information about the valuation of the Funds' holdings and the amortized cost method can be found in the SAI.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

BUYING FUND SHARES

The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order.

PURCHASE PROCEDURES


The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents (such as travelers' checks, money orders or bearer

                                                                   PROSPECTUS 87

bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds. Any payment instrument refused will generally be returned to you within twenty-four (24) hours of Rydex's refusal to accept such instrument, but in no event later than seventy-two (72) hours after such refusal.

Retirement contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.


You may buy shares and send your purchase proceeds by any of the following methods:

BY MAIL

IRA AND OTHER RETIREMENT ACCOUNTS REQUIRE ADDITIONAL PAPERWORK.

CALL RYDEX CLIENT SERVICES TO REQUEST A RETIREMENT ACCOUNT INVESTOR APPLICATION KIT.

       INITIAL PURCHASE                  SUBSEQUENT PURCHASES
-------------------------------   -----------------------------------
Complete the account              Complete the Rydex investment
application that corresponds to   slip included with your quarterly
the type of account you are       statement or send written
opening.                          purchase instructions that include:

-  MAKE SURE TO DESIGNATE THE     -  YOUR NAME
   RYDEX FUND(s) YOU WANT TO
   PURCHASE.                      -  YOUR SHAREHOLDER ACCOUNT NUMBER

-  MAKE SURE YOUR INVESTMENT      -  THE RYDEX FUND(s) YOU WANT TO
   PURCHASE.

   MEETS THE ACCOUNT MINIMUM.
   PURCHASE.

                 Make your check payable to RYDEX INVESTMENTS.

              Your check must be drawn on a U.S. bank and payable
                                in U.S. Dollars.

           Include the name of the Rydex Fund(s) you want to purchase on your check.

             IF YOU DO NOT SPECIFY WHICH RYDEX FUND(s) YOU WANT TO PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE U.S.
                         GOVERNMENT MONEY MARKET FUND.

Mail your application and      Mail your written purchase
        check to:              instructions and check to:

MAILING ADDRESS:
Rydex Investments
Attn: Ops. Dept.
9601 Blackwell Road, Suite 500
Rockville, MD 20850

88

BY WIRE

RYDEX CLIENT SERVICES PHONE NUMBER: 800.820.0888 OR 301.296.5406

       INITIAL PURCHASE                  SUBSEQUENT PURCHASES
------------------------------    -----------------------------------
SUBMIT NEW ACCOUNT PAPERWORK,     BE SURE TO DESIGNATE IN YOUR
AND THEN CALL RYDEX TO OBTAIN     WIRE INSTRUCTIONS THE RYDEX
YOUR ACCOUNT NUMBER.              FUND(s) YOU WANT TO PURCHASE.

-  MAKE SURE TO DESIGNATE THE
   RYDEX FUND(s) YOU WANT TO
   PURCHASE.

-  MAKE SURE YOUR INVESTMENT
   MEETS THE ACCOUNT MINIMUM.

To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order, YOU MUST CALL RYDEX CLIENT SERVICES AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE TRANSACTION CUTOFF TIME FOR THE RYDEX FUND(S) YOU ARE PURCHASING:

-     Account Number

-     Fund Name

-     Amount of Wire

-     Fed Wire Reference Number (upon request)

You will receive a confirmation number to verify that your purchase order has been accepted.

        IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING WIRE,
          YOUR PURCHASE ORDER WILL NOT BE PROCESSED UNTIL THE BUSINESS
                     DAY FOLLOWING THE RECEIPT OF THE WIRE.

WIRE INSTRUCTIONS:
U.S. Bank
Cincinnati, OH
Routing Number: 0420-00013
For Account of: Rydex Investments
Account Number: 48038-9030
[Your Name]
[Your shareholder account number]

        IF YOU DO NOT SPECIFY WHICH RYDEX FUND(s) YOU WANT TO PURCHASE,
            YOUR INVESTMENT WILL BE CREDITED TO THE U.S. GOVERNMENT
                               MONEY MARKET FUND.

                                                                   PROSPECTUS 89

BY ACH (FAX)

Rydex fax number: 301.296.5103

                 INITIAL PURCHASE                                       SUBSEQUENT PURCHASES
--------------------------------------------------     --------------------------------------------------------
Submit new account paper- work, and then call          Subsequent purchases made via ACH must be a minimum
Rydex to obtain your account number.                   of $50. To make a subsequent purchase, send written pur-
Be sure to complete the "Electronic Investing (via     chase instructions that include:
ACH)" section. Then, fax it to Rydex. (ONLY
Individual, Joint and UGMA/UTMA accounts               - your name
may be opened by fax).
                                                       - YOUR SHAREHOLDER ACCOUNT NUMBER
- MAKE SURE TO INCLUDE A LETTER OF INSTRUCTION
  REQUESTING THAT WE PROCESS YOUR PURCHASE BY ACH.     - THE RYDEX FUND(s) YOU WANT TO PURCHASE

- MAKE SURE TO DESIGNATE THE RYDEX FUND(s) YOU         - ACH BANK INFORMATION (IF NOT ON RECORD)
  WANT TO PURCHASE.

- MAKE SURE YOUR INVESTMENT MEETS THE ACCOUNT
  MINIMUM.

BY ACH
(INTERNET)
Follow the directions on the Rydex web site - www.rydexinvestments.com

CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

      -     if your bank does not honor your check for any reason

      -     if the transfer agent (Rydex) does not receive your wire transfer

      -     if the transfer agent (Rydex) does not receive your ACH transfer

      -     if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(s) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(s) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(s) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

90

SELLING FUND SHARES


The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the Funds' next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent or your financial intermediary.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the U.S. Securities and Exchange Commission. The Funds reserve the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If a Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.


REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send redemption orders to Rydex by:

              Rydex Investments
              Attn: Ops. Dept.
   MAIL       9601 Blackwell Road, Suite 500
              Rockville, MD 20850

              301.296.5103

   FAX        If you send your redemption order by fax, you must call
              Rydex Client Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.

TELEPHONE     800.820.0888 or 301.296.5406 (not available for retirement accounts)

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

      -     your name

      -     your shareholder account number

      -     Fund name(s)

                                                                   PROSPECTUS 91

      -     dollar amount or number of shares you would like to sell

      - whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

      - signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically, via ACH, or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

      SIGNATURE GUARANTEES

      Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.

92


REDEEMING SHARES BY DRAFT WRITING

If you hold shares directly, you may redeem shares from the U.S. Government Money Market Fund by writing drafts for $500 or more on your existing account. The drafts may be made payable to any person or entity and your account will continue to earn dividends until the draft clears. Drafts may not be used for electronic funds transfers (i.e., electronic bill payments or ACH). If your balance in the U.S. Government Money Market Fund is insufficient to cover the amount of your draft, the transfer agent will automatically exchange sufficient funds from your Rydex Fund with the highest account balance to cover the draft.

You can obtain a draft writing application by calling 800.820.0888. Because of the difficulty of determining in advance the exact value of your Fund account, you may not use a draft to close your account. There is no fee for the draft writing privilege, but if payment on a draft is stopped upon your request, or if the draft cannot be honored because of insufficient funds or other valid reasons, you may be charged a fee by the financial institution where you presented your draft for payment. Rydex may also charge a $25 fee for a draft that cannot be honored due to insufficient funds. The Funds may suspend the draft writing privilege at any time.


LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Funds may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES


Unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of Advisor Class Shares or H-Class Shares of any Rydex Fund for Advisor Class Shares or H-Class Shares of any other Rydex Fund on the basis of the respective NAVs of the shares involved. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent or your financial intermediary prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever

                                                                   PROSPECTUS 93

is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" for additional information. The exchange privilege may be modified or discontinued at any time.


EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send exchange requests to Rydex by:

              Rydex Investments
              Attn: Ops. Dept.
  MAIL        9601 Blackwell Road, Suite 500
              Rockville, MD 20850

              301.296.5101

  FAX         If you send your exchange request by fax, you must call Rydex
              Client Services at 800.820.0888 to verify that your fax was received and when it will be processed.

TELEPHONE     800.820.0888 OR 301.296.5406

              Follow the directions on the Rydex web site -
INTERNET      www.rydexinvestments.com

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

  -     your name

  -     your shareholder account number

  - Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

  - dollar amount, number of shares or percentage of Fund position involved in the exchange

  - signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between

94

multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS

On any Business Day, investors may make exchanges of Advisor Class Shares or H-Class Shares of the Funds for Advisor Class Shares or H-Class Shares of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS DO NOT ALLOW UNLIMITED TRADING. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.

RYDEX ACCOUNT POLICIES

SHAREHOLDER IDENTIFICATION AND VERIFICATION


Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while they are in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.


Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or

                                                                   PROSPECTUS 95

exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT


For information on what is required to make changes and/or additions to your account and to obtain the appropriate forms, please visit the Rydex web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your financial intermediary's name, and you want to transfer the registration to another financial intermediary or want the shares registered in your name, then you should contact your financial intermediary for instructions on how to make this change.


TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (E.G., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

96

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Funds' transfer agent for services associated with the following:


      - $15 for wire transfers of redemption proceeds under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver


      -     $50 on purchase checks returned for insufficient funds

      - $25 to stop payment of a redemption check within 10 Business Days of the settlement date

      - $15 for standard overnight packages (fee may be higher for special delivery options)


      -     $25 for bounced drafts or ACH transactions


      -     $15 per year for low balance accounts

The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

                                                                   PROSPECTUS 97

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee (and any unpaid annual maintenance fee) will be deducted from the proceeds of your redemption. You may pay the annual maintenance fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted from your account.

ACCOUNT FEE WAIVERS


The following fees will be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged: the annual maintenance fee for retirement accounts; and the wire transfer charge of $15 for wire redemptions less than $5,000. Additionally, the wire transfer charge of $15 for wire redemptions less than $5,000 will be waived for accounts that are held directly through the Funds' transfer agent that also have an adviser.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Because the Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

RIGHTS RESERVED BY THE FUNDS

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

98

DISTRIBUTION AND SHAREHOLDER SERVICES

ADVISOR CLASS SHARES


The Funds have adopted a Distribution and Shareholder Services Plan with respect to Advisor Class Shares that allows the Funds to pay distribution and services fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution or shareholder services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940. If a Service Provider provides shareholder services, the Funds will pay service fees to the Distributor at an annual rate not to exceed 0.25% of the average daily net assets of a Fund. The Distributor will, in turn, pay the Service Provider for the services it provides. Because these Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.


H-CLASS SHARES


The Funds have adopted a Distribution Plan and a Shareholder Services Plan with respect to H-Class Shares that allows the Funds to pay distribution and/or services fees to the Distributor and other firms that provide distribution and/or shareholder services ("Service Providers"). The Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940. If a Service Provider provides shareholder services, the Funds will pay service fees to the Distributor at an annual rate not to exceed 0.25% of the average daily net assets of a Fund. The Distributor will, in turn, pay the Service Provider for the services it provides. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.


COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability

                                                                   PROSPECTUS 99

of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds, except the Government Long Bond 1.2x Strategy Fund and U.S. Government Money Market Fund, which declare dividends daily and pay them monthly or upon redemption. The High Yield Strategy Fund and Inverse High Yield Strategy Fund may also pay income dividends on a monthly basis. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

100

TAX STATUS OF DISTRIBUTIONS

      - Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.


      - The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. The Government Long Bond 1.2x Strategy Fund and U.S. Government Money Market Fund expect to make primarily distributions that will not be treated as qualified dividend income.


      - Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

      - Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

      - Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

      - Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

      - Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

      - Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

      - A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

      - If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

                                                                  PROSPECTUS 101

      - With respect to investments by the Europe 1.25x Strategy Fund and the Japan 2x Strategy Fund, some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in these Funds. In addition, these Funds may be able to pass along a tax credit for foreign income taxes that they pay. A Fund will provide you with the information necessary to reflect foreign taxes paid on your income tax return if it makes this election.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR


PADCO Advisors, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee for the fiscal year ended March 31, 2008 at an annualized rate based on the average daily net assets of each Fund, as set forth below:

102

                                                                    ADVISORY
FUND                                                                  FEE
----                                                                --------
NOVA ............................................................     0.75%
S&P 500 .........................................................     0.75%
INVERSE S&P 500 STRATEGY ........................................     0.90%
NASDAQ-100(R) ...................................................     0.75%
INVERSE NASDAQ-100(R) STRATEGY ..................................     0.90%
MID-CAP 1.5x STRATEGY ...........................................     0.90%
INVERSE MID-CAP STRATEGY ........................................     0.90%
RUSSELL 2000(R) 1.5x STRATEGY ...................................     0.90%
RUSSELL 2000(R) .................................................     0.75%
INVERSE RUSSELL 2000(R) STRATEGY ................................     0.90%
EUROPE 1.25x STRATEGY ...........................................     0.90%
JAPAN 2x STRATEGY ...............................................     0.75%
GOVERNMENT LONG BOND 1.2x STRATEGY ..............................     0.50%
INVERSE GOVERNMENT LONG BOND STRATEGY ...........................     0.90%
HIGH YIELD STRATEGY .............................................     0.75%
INVERSE HIGH YIELD STRATEGY .....................................     0.75%
U.S. GOVERNMENT MONEY MARKET ....................................     0.50%


The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.


A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement is available in the Funds' September 30, 2007 Semi-Annual Report to Shareholders, which covers the period April 1, 2007 to September 30, 2007.


PORTFOLIO MANAGEMENT


Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of six investment professionals that are responsible for overseeing different functions within the Portfolio Department. Including Mr. Byrum, those members include Michael Dellapa as the Director of Alternative Investment Strategies, Ryan Harder as Senior Portfolio Manager, Douglas Holmes as the Director of Stock Selection

                                                                  PROSPECTUS 103

and Asset Allocation, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 15 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following four individuals are jointly and primarily responsible for the management of the Funds.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa, Harder, and Holmes. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, and helped to create the Sector Funds, some of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

MICHAEL J. DELLAPA, CFA, CAIA, Director of Alternative Investment Strategies - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, including the Absolute Return Strategies Fund and the Hedged Equity Fund, which are offered in a separate prospectus. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which, with the exception of the Russell 2000(R) 1.5x Strategy Fund, are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became the Director of Alternative Investment Strategies. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and

104

systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund (except for the Russell 2000(R), High Yield Strategy, and Inverse High Yield Strategy Funds) since September 2005. He has co-managed the Russell 2000, High Yield Strategy, and Inverse High Yield Strategy Funds since each Fund's inception.

RYAN A. HARDER, CFA, Senior Portfolio Manager - Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Absolute Return Strategies, Hedged Equity, High Yield Strategy and Inverse High Yield Strategy Funds, all of which are offered in a separate prospectus. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed each Fund since March 2008.

DOUGLAS HOLMES, CFA, Director of Stock Selection and Asset Allocation - As the Director of Stock Selection and Asset Allocation, Mr. Holmes oversees the development and daily maintenance of the stock selection and asset allocation methodologies employed by the Rydex Funds. While Mr. Holmes is involved in the management of all of the Rydex Funds, he focuses on the management of the Alternative Investment, Essential Portfolio and Sector Funds, all of which are offered in a separate prospectus. Mr. Holmes first became associated with Rydex as a consultant in September 2004. In October 2005, Mr. Holmes accepted a permanent position as the Strategic Advisor and in September 2007 was named the Director of Stock Selection and Asset Allocation. Mr. Holmes has been a member of the ILT since its inception. Prior to his association with Rydex, Mr. Holmes was a 20-year veteran of State Street Global Advisors as the department head of the US Indexing Department, the US Active Department, and finally the Global Enhanced Department. He holds a BS degree in mathematics from Northeastern University. Mr. Holmes has co-managed each Fund since March 2008.


Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

                                                                  PROSPECTUS 105

THIS PAGE INTENTIONALLY LEFT BLANK.

106

FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years (or, if shorter, the period of operations of the Funds' Advisor Class Shares or H-Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended March 31, 2008 and 2007 has been audited by Ernst &

                                                                  NET REALIZED     NET INCREASE
                                        NET ASSET       NET           AND           (DECREASE)      DISTRIBUTIONS   DISTRIBUTIONS
                                          VALUE,    INVESTMENT     UNREALIZED      IN NET ASSET       FROM NET        FROM NET
                                        BEGINNING     INCOME     GAINS (LOSSES)   VALUE RESULTING    INVESTMENT       REALIZED
YEAR ENDED                              OF PERIOD     (LOSS)+    ON INVESTMENTS   FROM OPERATIONS      INCOME          GAINS
----------                              ---------   ----------   --------------   ---------------   -------------   -------------
NOVA FUND ADVISOR CLASS
   MARCH 31, 2008                        $  29.44     $   .23       $   (4.27)        $   (4.04)      $   (.68)       $     --
   March 31, 2007                           27.73        (.28)           4.00              3.72          (2.01)             --
   March 31, 2006                           25.08        (.25)           3.75              3.50           (.85)             --
   March 31, 2005                           23.42        (.23)           1.89              1.66             --              --
   March 31, 2004                           15.17        (.05)           8.30              8.25             --              --

S&P 500 FUND H-CLASS
   MARCH 31, 2008                           27.31         .39           (1.66)            (1.27)          (.14)             --
   March 31, 2007*                          25.00         .30            2.52              2.82           (.11)           (.40)

INVERSE S&P 500 STRATEGY FUND ADVISOR CLASS
   MARCH 31, 2008                           36.00         .73            2.51              3.24          (1.52)             --
   March 31, 2007+++                        38.55        (.35)          (1.10)            (1.45)         (1.10)             --
   March 31, 2006+++                        41.80        (.40)          (2.25)            (2.65)          (.60)             --
   March 31, 2005+++                        44.35        (.40)          (2.15)            (2.55)            --              --
   March 31, 2004+++                        63.50        (.45)         (16.70)           (17.15)            --           (2.00)

NASDAQ-100(R)FUND (FORMERLY, OTC FUND) ADVISOR CLASS
   MARCH 31, 2008                           11.26        (.12)            .09              (.03)            --              --
   March 31, 2007                           10.90        (.11)            .47               .36             --              --
   March 31, 2006                            9.60        (.10)           1.44              1.34           (.04)             --
   March 31, 2005                            9.46        (.02)            .16               .14             --              --
   March 31, 2004                            6.85        (.13)           2.74              2.61             --              --

INVERSE NASDAQ-100(R) STRATEGY FUND (FORMERLY, INVERSE OTC STRATEGY FUND) ADVISOR CLASS
   MARCH 31, 2008                           21.28         .51            (.33)              .18           (.69)             --
   March 31, 2007                           21.51        (.22)            .55               .33           (.56)             --
   March 31, 2006                           24.34        (.22)          (2.28)            (2.50)          (.33)             --
   March 31, 2005                           25.60        (.24)          (1.02)            (1.26)            --              --
   March 31, 2004*                          29.97        (.16)          (4.21)            (4.37)            --              --


   * SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 1, 2003 -- INVERSE NASDAQ-100(R) STRATEGY FUND ADVISOR CLASS; MAY 31, 2006 -- S&P 500 FUND H-CLASS.

  **  ANNUALIZED

   +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

  ++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

 +++ INVERSE S&P 500 STRATEGY FUND -- PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2004 THROUGH MARCH 31, 2007 HAVE BEEN RESTATED TO REFLECT A 1:5 REVERSE STOCK SPLIT EFFECTIVE APRIL 23, 2007.

                                                                  PROSPECTUS 107

Young LLP, whose report, along with the financial statements and related notes, appear in the Funds' 2008 Annual Report. The information for each of the periods through March 31, 2006 was audited by a predecessor independent registered public accounting firm. The 2008 Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2008 Annual Report is incorporated by reference in the SAI.

                                                                         RATIOS TO
                                                                    AVERAGE NET ASSETS:
                                                     -------------------------------------------------
                     NET         NET
                   INCREASE     ASSET                                           NET        COMBINED                 NET ASSETS,
                (DECREASE) IN   VALUE,     TOTAL                             INVESTMENT      NET        PORTFOLIO     END OF
    TOTAL         NET ASSET     END OF   INVESTMENT    TOTAL       NET        INCOME      INVESTMENT     TURNOVER  PERIOD (000's
DISTRIBUTIONS       VALUE       PERIOD    RETURN++   EXPENSES## EXPENSES##    (LOSS)     INCOME (LOSS)#    RATE      OMITTED)
-------------   -------------  --------  ----------  ---------- ---------   -----------  -------------- ---------  -------------
   $   (.68)       $  (4.72)   $  24.72    (14.16)%    1.77%       1.77%       0.78%            --          115%     $  19,218
      (2.01)           1.71       29.44     13.41%     1.75%       1.75%       0.73%            --          144%        36,441
       (.85)           2.65       27.73     14.07%     1.85%       1.74%      (0.96)%         0.44%         192%        41,002
         --            1.66       25.08      7.09%     1.71%       1.71%      (0.94)%         0.32%         388%        52,642
         --            8.25       23.42     54.42%     1.74%       1.74%      (0.24)%         0.57%         540%        46,405

       (.14)          (1.41)      25.90     (4.72)%    1.48%       1.48%       1.40%            --          396%        78,963
       (.51)           2.31       27.31     11.29%     1.54%**     1.54%**     1.33%**          --          119%         6,374

      (1.52)           1.72       37.72      9.56%     1.92%       1.92%       2.64%            --           --         11,131
      (1.10)          (2.55)      36.00     (3.67)%    1.87%       1.87%       3.34%            --           --         22,712
       (.60)          (3.25)      38.55     (6.32)%    1.91%       1.88%      (0.95)%         1.79%          --         45,332
         --           (2.55)      41.80     (5.75)%    1.88%       1.88%      (0.96)%        (0.25)%         --         40,964
      (2.00)         (19.15)      44.35    (27.19)%    1.87%       1.87%      (0.86)%        (0.77)%         --         45,073

         --            (.03)      11.23     (0.27)%    1.78%       1.78%      (0.99)%           --           57%        15,184
         --             .36       11.26      3.30%     1.73%       1.73%      (1.07)%           --           71%         9,349
       (.04)           1.30       10.90     13.92%     1.70%       1.70%      (1.00)%           --          122%        27,832
         --             .14        9.60      1.48%     1.69%       1.69%      (0.25)%           --          132%        19,887
         --            2.61        9.46     38.10%     1.71%       1.71%      (1.47)%           --          139%        57,535

       (.69)           (.51)      20.77      1.43%     1.98%       1.98%       2.56%            --           --          3,744
       (.56)           (.23)      21.28      1.56%     1.90%       1.90%       3.29%            --           --         11,436
       (.33)          (2.83)      21.51    (10.27)%    1.89%       1.89%      (0.96)%         1.71%          --         10,390
         --           (1.26)      24.34     (4.92)%    1.88%       1.88%      (0.96)%        (0.30)%         --         17,059
         --           (4.37)      25.60    (14.58)%    1.90%**     1.90%**    (0.97)%**      (0.87)%**       --         17,975

      PRIOR TO APRIL 1, 2007, THE NOVA FUND, INVERSE S&P 500 STRATEGY FUND, AND INVERSE OTC STRATEGY FUND OPERATED UNDER A MASTER-FEEDER STRUCTURE.

  # RATIOS REPRESENT COMBINED NET INVESTMENT INCOME OF THE FORMER MASTER PORTFOLIO AND THE FUND. RATIOS SHOWN UNDER THE CAPTION "NET INVESTMENT INCOME (LOSS)" FOR THE YEAR ENDED MARCH 31, 2006 AND PRECEDING PERIODS DID NOT REFLECT THE NET INVESTMENT INCOME OF THE FORMER MASTER PORTFOLIO. THIS HAS NO EFFECT ON THE FUND'S NET ASSET VALUE, PER SHARE VALUE OR TOTAL INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS DURING ANY PERIOD.

 ## EXPENSE RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING FORMER MASTER PORTFOLIO FOR THE YEAR ENDED MARCH 31, 2007 AND PRECEDING PERIODS.

108

                                                                    NET REALIZED     NET INCREASE
                                          NET ASSET       NET           AND           (DECREASE)      DISTRIBUTIONS   DISTRIBUTIONS
                                            VALUE,    INVESTMENT     UNREALIZED      IN NET ASSET       FROM NET        FROM NET
                                          BEGINNING     INCOME     GAINS (LOSSES)   VALUE RESULTING    INVESTMENT       REALIZED
YEAR ENDED                                OF PERIOD     (LOSS)+    ON INVESTMENTS   FROM OPERATIONS      INCOME          GAINS
----------                                ---------   ----------   --------------   ---------------   -------------   -------------
MID-CAP 1.5x STRATEGY FUND H-CLASS
   MARCH 31, 2008                          $  41.58    $   .25        $  (7.49)         $  (7.24)         $  (.26)      $  (1.68)
   March 31, 2007                             40.17        .06            2.72              2.78               --          (1.37)
   March 31, 2006                             31.86         --@@          8.69              8.69               --           (.38)
   March 31, 2004                             28.30       (.06)           3.62              3.56               --             --
   March 31, 2004                             16.04       (.14)          12.40             12.26               --             --

INVERSE MID-CAP STRATEGY FUND H-CLASS
   MARCH 31, 2008                             33.78        .78            3.14              3.92             (.63)            --
   March 31, 2007                             37.04       1.35           (1.82)             (.47)           (2.79)            --
   March 31, 2006                             44.01        .83           (7.15)            (6.32)            (.65)            --
   March 31, 2005                             49.01        .18           (5.18)            (5.00)              --             --
   March 31, 2004*                            50.00       (.05)           (.94)             (.99)              --             --

RUSSELL 2000(R) 1.5x STRATEGY FUND H-CLASS
   MARCH 31, 2008                             37.22        .30           (8.82)            (8.52)            (.08)            --
   March 31, 2007                             37.32        .10            1.23              1.33               --          (1.43)
   March 31, 2006                             27.51        .03            9.78              9.81               --             --
   March 31, 2005                             26.22       (.07)           1.52              1.45               --           (.16)
   March 31, 2004                             12.94       (.14)          13.42             13.28               --             --

RUSSELL 2000(R) FUND H-CLASS
   MARCH 31, 2008                             27.64        .51           (4.38)            (3.87)            (.20)            --
   March 31, 2007*                            25.00        .34            2.44              2.78             (.14)

INVERSE RUSSELL 2000(R) STRATEGY FUND H-CLASS
   MARCH 31, 2008                             35.02       1.05            4.41              5.46            (1.41)            --
   March 31, 2007                             36.98       1.36           (1.63)             (.27)           (1.69)            --
   March 31, 2006                             46.09        .91           (9.30)            (8.39)            (.72)            --
   March 31, 2005                             48.80        .04           (2.75)            (2.71)              --             --
   March 31, 2004*                            50.00       (.04)          (1.16)            (1.20)              --             --

  * SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 1, 2003 -- GOVERNMENT LONG BOND 1.2X STRATEGY FUND ADVISOR CLASS; FEBRUARY 20, 2004 -- INVERSE MID-CAP STRATEGY FUND H-CLASS, INVERSE RUSSELL 2000(R) STRATEGY FUND H-CLASS; MAY 31, 2006 -- RUSSELL 2000(R) FUND H-CLASS;

 **   ANNUALIZED

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

                                                                  PROSPECTUS 109

                                                              RATIOS TO
                                                         AVERAGE NET ASSETS:
                                                 ----------------------------------
                   NET        NET                                                               NET ASSETS,
                 INCREASE    ASSET                                           NET                  END OF
              (DECREASE) IN  VALUE,    TOTAL                             INVESTMENT   PORTFOLIO   PERIOD
    TOTAL       NET ASSET    END OF  INVESTMENT    TOTAL       NET         INCOME     TURNOVER    (000's
DISTRIBUTIONS     VALUE      PERIOD   RETURN++   EXPENSES   EXPENSES       (LOSS)       RATE     OMITTED)
------------- ------------- -------- ----------- ---------- ----------   ----------   --------- ----------
   $  (1.94      $  (9.18)  $  32.40   (18.31)%    1.67%       1.67%        0.61%         226%  $  11,763
      (1.37)         1.41      41.58     7.08%     1.67%       1.67%        0.16%         296%     24,918
      (.38)          8.31      40.17    27.36%     1.90%       1.64%        0.01%         528%     50,883
         --          3.56      31.86    12.58%     1.62%       1.62%       (0.21)%        669%     59,274
         --         12.26      28.30    76.43%     1.66%       1.66%       (0.56)%      1,239%     68,193

       (.63)         3.29      37.07    11.83%     1.65%       1.65%        2.26%          --      46,630
      (2.79)        (3.26)     33.78    (1.38)%    1.66%       1.66%        3.51%          --      15,531
       (.65)        (6.97)     37.04   (14.42)%    1.64%       1.64%        2.01%          --      18,475
         --         (5.00)     44.01   (10.20)%    1.60%       1.60%        0.39%          --      30,073
         --          (.99)     49.01    (1.98)%    1.54%**     1.54%**      0.74)%**       --       2,678

       (.08)        (8.60)     28.62   (22.93)%    1.67%       1.67%        0.83%         227%     13,839
      (1.43)         (.10)     37.22     3.57%     1.66%       1.66%        0.27%         179%     42,861
         --          9.81      37.32    35.66%     2.05%       1.64%        0.10%         441%    170,698
       (.16)         1.29      27.51     5.52%     1.62%       1.62%       (0.26)%        501%     68,084
         --         13.28      26.22   102.63%     1.66%       1.66%       (0.62)%        965%    174,320

       (.20)        (4.07)     23.57   (14.08)%    1.52%       1.52%        1.86%         535%      4,327
       (.14)         2.64      27.64    11.13%     1.52%**     1.52%**      1.55%**       335%     13,248

      (1.41)         4.05      39.07    16.10%     1.89%       1.89%        2.93%          --      42,554
      (1.69)        (1.96)     35.02    (0.67)%    1.65%       1.65%        3.56%          --      48,718
       (.72)        (9.11)     36.98   (18.36)%    1.65%       1.65%        2.14%          --      52,201
         --         (2.71)     46.09    (5.55)%    1.63%       1.63%        0.09%          --      46,832
         --         (1.20)     48.80    (2.40)%    1.54%**     1.54%**     (0.72)%**       --       5,054

110

                                                                        NET REALIZED    NET INCREASE
                                                NET ASSET     NET            AND         (DECREASE)     DISTRIBUTIONS  DISTRIBUTIONS
                                                  VALUE,   INVESTMENT    UNREALIZED     IN NET ASSET      FROM NET       FROM NET
                                                BEGINNING    INCOME    GAINS (LOSSES)  VALUE RESULTING   INVESTMENT      REALIZED
YEAR ENDED                                      OF PERIOD    (LOSS)+   ON INVESTMENTS  FROM OPERATIONS     INCOME         GAINS
----------                                      ---------  ----------  --------------  ---------------  -------------  -------------
EUROPE 1.25x STRATEGY FUND H-CLASS
   MARCH 31, 2008                                $  24.14  $    .57        $  (1.52)        $  (.95)      $  (.23)          (.70)
   March 31, 2007                                   20.06       .59            3.61            4.20          (.12)            --
   March 31, 2006                                   17.13       .22            3.03            3.25            --           (.32)
   March 31, 2005                                   14.98       .05            2.58            2.63          (.47)          (.01)
   March 31, 2004                                    9.88     (1.65)           7.46            5.81            --           (.71)

JAPAN 2x STRATEGY FUND H-CLASS
   MARCH 31, 2008*                                  25.00        --@            .12             .12            --             --

GOVERNMENT LONG BOND 1.2x STRATEGY FUND ADVISOR CLASS
   MARCH 31, 2008                                   10.54       .34            1.19            1.53          (.35)            --
   March 31, 2007                                   10.50       .37             .03             .40          (.36)            --
   March 31, 2006                                   11.07       .37            (.57)           (.20)         (.37)            --
   March 31, 2005                                   11.04       .36             .04             .40          (.37)            --
   March 31, 2004*                                  10.00       .23            1.04            1.27          (.23)            --

INVERSE GOVERNMENT LONG BOND STRATEGY FUND ADVISOR CLASS
   MARCH 31, 2008                                   19.01       .34           (2.28)          (1.94)         (.66)            --
   March 31, 2007                                   19.43      (.18)            .39             .21          (.63)            --
   March 31, 2006                                   18.79      (.16)            .80             .64            --             --
   March 31, 2005                                   19.71      (.17)           (.75)           (.92)           --             --
   March 31, 2004*                                  22.41      (.13)          (2.57)          (2.70)           --             --

HIGH YIELD STRATEGY FUND H-CLASS
   MARCH 31, 2008*                                  25.00       .62           (1.27)           (.65)         (.07)            --

INVERSE HIGH YIELD STRATEGY FUND H-CLASS
   MARCH 31, 2008*                                  50.00      1.44            (.06)           1.38            --             --

U.S. GOVERNMENT MONEY MARKET FUND ADVISOR CLASS
   MARCH 31, 2008                                    1.00       .03              --             .03          (.03)            --
   March 31, 2007                                    1.00       .04              --             .04          (.04)            --
   March 31, 2006                                    1.00       .02              --             .02          (.02)            --
   March 31, 2005                                    1.00        --@             --              --@          (--)@           --
   MARCH 31, 2004                                    1.00        --@             --              --@          (--)@           --

  * SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 1, 2003 -- INVERSE GOVERNMENT LONG BOND STRATEGY FUND ADVISOR CLASS; APRIL 16, 2007 -- HIGH YIELD STRATEGY FUND H-CLASS AND INVERSE HIGH YIELD STRATEGY FUND H-CLASS; FEBRUARY 22, 2008 -- JAPAN 2X STRATEGY FUND H-CLASS.

 **   ANNUALIZED

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

  @   LESS THAN $.01 PER SHARE.

                                                                  PROSPECTUS 111

                                                                           RATIOS TO
                                                                      AVERAGE NET ASSETS:
                                                    -------------------------------------------------------
                    NET         NET                                                               COMBINED              NET ASSETS,
                  INCREASE     ASSET                                                     NET        NET                   END OF
               (DECREASE) IN   VALUE,     TOTAL                                      INVESTMENT  INVESTMENT  PORTFOLIO    PERIOD
    TOTAL        NET ASSET    END OF   INVESTMENT     TOTAL      NET      OPERATING    INCOME      INCOME    TURNOVER     (000's
DISTRIBUTIONS      VALUE      PERIOD    RETURN++    EXPENSES## EXPENSES## EXPENSES@    (LOSS)     (LOSS)#      RATE       OMITTED)
-------------  -------------  -------  ----------   ---------- ---------- ---------  ----------  ----------  ---------  ----------
  $  (.93)      $  (1.88)     $ 22.26     (4.60)%     1.67%      1.67%      1.67%       2.20%        --          320%    $  21,670
     (.12)          4.08        24.14     20.95%      1.66%      1.66%      1.66%       2.63%        --          373%       57,887
     (.32)          2.93        20.06     19.17%      1.64%      1.63%      1.63%       1.21%        --          454%       46,066
     (.48)          2.15        17.13     17.49%      1.61%      1.61%      1.61%       0.28%        --           --        62,957
     (.71)          5.10        14.98     58.72%      1.73%      1.73%      1.73%     (11.25)%       --           --        35,914
       --            .12        25.12      0.48%      1.44%**    1.44%**    1.44%**     0.17%**      --           --         5,243
     (.35)          1.18        11.72     14.82%      1.47%      1.47%      1.47%       3.13%        --        1,142%       25,181
     (.36)           .04        10.54      3.86%      1.46%      1.46%      1.46%       3.44%        --        1,357%       10,815
     (.37)          (.57)       10.50     (2.10)%     1.42%      1.42%      1.42%       3.16%        --        1,451%       21,200
     (.37)           .03        11.07      3.75%      1.41%      1.41%      1.41%       3.32%        --          737%       53,283
     (.23)          1.04        11.04     12.84%      1.45%**    1.45%**    1.45%**     3.21%**      --        1,143%       46,690
     (.66)         (2.60)       16.41    (10.39)%     4.10%      4.10%      1.90%       1.84%        --          550%       24,891
     (.63)          (.42)       19.01      1.17%      5.47%      5.47%      1.86%       3.18%        --          192%       43,782
       --            .64        19.43      3.41%      5.16%      5.16%      1.83%      (0.90)%     0.28%         179%       99,546
       --           (.92)       18.79     (4.67)%     5.61%      5.61%      1.82%      (0.90)%     1.03%         101%      232,541
       --          (2.70)       19.71    (12.05)%     6.05%**    6.05%**    1.86%**    (0.93)%**  (4.32)%**      187%       52,298
     (.07)          (.72)       24.28     (2.61)%     1.49%**    1.49%**    1.49%**     2.55%**      --           --        64,290
       --           1.38        51.38      2.76%      1.52%**    1.52%**    1.52%**     2.84%**      --           --         6,536
     (.03)            --         1.00      3.24%      1.43%      1.43%      1.43%       3.25%        --           --       159,111
     (.04)            --         1.00      3.75%      1.42%      1.42%      1.42%       3.70%        --           --       204,068
     (.02)            --         1.00      2.28%      1.39%      1.39%      1.39%       2.21%        --           --       151,828
      (--)@@          --         1.00      0.43%      1.38%      1.25%      1.25%       0.39%        --           --       245,890
      (--)@@          --         1.00      0.01%      1.38%      1.08%      1.08%       0.01%        --           --       249,599

      PRIOR TO APRIL 1, 2007, THE INVERSE GOVERNMENT LONG BOND STRATEGY FUND OPERATED UNDER A MASTER-FEEDER STRUCTURE.

  # RATIOS REPRESENT COMBINED NET INVESTMENT INCOME OF THE FORMER MASTER PORTFOLIO AND THE FUND. RATIOS SHOWN UNDER THE CAPTION "NET INVESTMENT INCOME (LOSS)" FOR THE YEAR ENDED MARCH 31, 2006 AND PRECEDING PERIODS DID NOT REFLECT THE NET INVESTMENT INCOME OF THE FORMER MASTER PORTFOLIO. THIS HAS NO EFFECT ON THE FUND'S NET ASSET VALUE, PER SHARE VALUE OR TOTAL INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS DURING ANY PERIOD.

 ## EXPENSE RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING FORMER MASTER PORTFOLIO FOR THE YEAR ENDED MARCH 31, 2007 AND PRECEDING PERIODS.

112


INDEX PUBLISHERS INFORMATION

STANDARD & POOR'S

STANDARD & POOR'S DOES NOT SPONSOR, ENDORSE, SELL OR PROMOTE THE FUNDS AND MAKES NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC, REGARDING:

      -     THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

      -     THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

      - THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

      - THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

      - THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, S&P DOES NOT:

      -     RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER
            SECURITIES;

      - HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS, INCLUDING CALCULATION OF NAV;

      - HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

      - CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

      - WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

      - WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

"STANDARD & POOR'S(R)," "S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500" AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX INVESTMENTS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

                                                                  PROSPECTUS 113

DOW JONES

DOW JONES, DOW JONES INDUSTRIAL AVERAGE(SM), DJIA(SM), OR OTHER RELEVANT MARKS/NAMES OF THE INDEX ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. DOW JONES HAS NO RELATIONSHIP TO THE RYDEX FUNDS, OTHER THAN THE LICENSING OF THE DOW JONES INDUSTRIAL AVERAGE (DJIA) AND ITS SERVICE MARKS FOR USE IN CONNECTION WITH THE FUNDS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY DOW JONES AND DOW JONES MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

NIKKEI INC.

NIKKEI INC. ("NIKKEI") DOES NOT SPONSOR, ENDORSE, SELL OR PROMOTE ANY RYDEX FUND AND MAKES NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE JAPAN 2x STRATEGY FUND, OR ANY MEMBERS OF THE PUBLIC, REGARDING:

      -     THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

      -     THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

      - THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDEX OR ANY DATA INCLUDED THEREIN;

      - THE RESULTS TO BE OBTAINED BY THE JAPAN 2x STRATEGY FUND, THE INVESTORS IN THE JAPAN 2x STRATEGY FUND, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDEX OR DATA INCLUDED THEREIN; AND

      - THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN.

FURTHER, NIKKEI DOES NOT:

      - RECOMMEND THAT ANY PERSON INVEST IN THE JAPAN 2x STRATEGY FUND OR ANY OTHER SECURITIES;

      - HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE JAPAN 2x STRATEGY FUND;

      - HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE JAPAN 2x STRATEGY FUND;

      - CONSIDER THE NEEDS OF THE JAPAN 2x STRATEGY FUND OR THE INVESTORS IN THE JAPAN 2x STRATEGY FUND IN DETERMINING, COMPOSING OR CALCULATING THE INDEX OR HAS ANY OBLIGATION TO DO SO;

      - HAVE ANY LIABILITY IN CONNECTION WITH THE JAPAN 2x STRATEGY FUND OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEX OR THE RELATED DATA;

      - HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NIKKEI KNOWS THAT THEY MIGHT OCCUR.

114

THE NASDAQ OMX GROUP, INC.

THE NASDAQ-100(R) AND INVERSE NASDAQ-100(R) STRATEGY FUNDS (THE "RYDEX NASDAQ FUNDS") ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY THE NASDAQ OMX GROUP, INC. OR ITS AFFILIATES (NASDAQ OMX, WITH ITS AFFILIATES, ARE REFERRED TO AS THE "CORPORATIONS"). THE CORPORATIONS HAVE NOT PASSED ON THE LEGALITY OR SUITABILITY OF, OR THE ACCURACY OR ADEQUACY OF DESCRIPTIONS AND DISCLOSURES RELATING TO, THE RYDEX NASDAQ FUNDS. THE CORPORATIONS MAKE NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED TO THE OWNERS OF THE RYDEX NASDAQ FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE RYDEX NASDAQ FUNDS PARTICULARLY, OR THE ABILITY OF THE NASDAQ-100 INDEX(R) TO TRACK GENERAL STOCK MARKET PERFORMANCE. THE CORPORATIONS' ONLY RELATIONSHIP TO RYDEX INVESTMENTS ("LICENSEE") IS IN THE LICENSING OF THE NASDAQ(R), NASDAQ-100(R), AND NASDAQ-100 INDEX(R) REGISTERED TRADEMARKS, AND CERTAIN TRADE NAMES OF THE CORPORATIONS AND THE USE OF THE NASDAQ-100 INDEX(R) WHICH IS DETERMINED, COMPOSED AND CALCULATED BY THE CORPORATIONS WITHOUT REGARD TO LICENSEE OR THE RYDEX NASDAQ FUNDS. THE CORPORATIONS HAVE NO OBLIGATION TO TAKE THE NEEDS OF THE LICENSEE OR THE OWNERS OF THE RYDEX NASDAQ FUNDS INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE NASDAQ-100 INDEX(R). THE CORPORATIONS ARE NOT RESPONSIBLE FOR AND HAVE NOT PARTICIPATED IN THE DETERMINIATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE RYDEX NASDAQ FUNDS TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE RYDEX NASDAQ FUNDS ARE TO BE CONVERTED INTO CASH. THE CORPORATIONS HAVE NO LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE RYDEX NASDAQ FUNDS.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE RYDEX NASDAQ FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF SUCH DAMAGES.

                                                                  PROSPECTUS 115

FRANK RUSSELL COMPANY ("RUSSELL")

THE RUSSELL 2000(R) 1.5x STRATEGY, RUSSELL 2000(R) AND INVERSE RUSSELL 2000(R) STRATEGY FUNDS (THE "RYDEX RUSSELL FUNDS") ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY RUSSELL. RUSSELL MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE RYDEX RUSSELL FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE RYDEX RUSSELL FUNDS PARTICULARLY OR THE ABILITY OF THE RUSSELL 2000(R) INDEX TO TRACK GENERAL STOCK MARKET PERFORMANCE OR A SEGMENT OF THE SAME. RUSSELL'S PUBLICATION OF THE RUSSELL 2000(R) INDEX IN NO WAY SUGGESTS OR IMPLIES AN OPINION BY RUSSELL AS TO THE ADVISABILITY OF INVESTMENT IN ANY OR ALL OF THE SECURITIES UPON WHICH THE RUSSELL 2000(R) INDEX IS BASED. RUSSELL'S ONLY RELATIONSHIP TO THE TRUST IS THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES OF RUSSELL AND OF THE RUSSELL 2000(R) INDEX WHICH IS DETERMINED, COMPOSED AND CALCULATED BY RUSSELL WITHOUT REGARD TO THE TRUST OR THE FUNDS. RUSSELL IS NOT RESPONSIBLE FOR AND HAS NOT REVIEWED THE RYDEX RUSSELL FUNDS NOR ANY ASSOCIATED LITERATURE OR PUBLICATIONS AND RUSSELL MAKES NO REPRESENTATION OR WARRANTY EXPRESS OR IMPLIED AS TO THEIR ACCURACY OR COMPLETENESS, OR OTHERWISE. RUSSELL RESERVES THE RIGHT, AT ANY TIME AND WITHOUT NOTICE, TO ALTER, AMEND, TERMINATE OR IN ANY WAY CHANGE THE RUSSELL 2000(R) INDEX. RUSSELL HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE RYDEX RUSSELL FUNDS.

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, INVESTORS, OWNERS OF THE RYDEX RUSSELL FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF DAMAGES.

More information about the Index Publishers is located in the SAI.

116


ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED AUGUST 1, 2008. THE SAI HAS BEEN FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE U.S. SECURITIES AND EXCHANGE COMMISSION MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("http://www.sec.gov") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE U.S. SECURITIES AND EXCHANGE COMMISSION PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE U.S. SECURITIES AND EXCHANGE COMMISSION BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO:
U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE U.S. SECURITIES AND EXCHANGE COMMISSION AT THE FOLLOWING ADDRESS: publicinfo@sec.gov.


YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT www.rydexinvestments.com, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUNDS OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S U.S. SECURITIES AND EXCHANGE COMMISSION REGISTRATION NUMBER IS 811-07584.

                                                                  PROSPECTUS 117

THIS PAGE INTENTIONALLY LEFT BLANK.

(RYDEXINVESTMENTS LOGO)

      9601 Blackwell Road - Suite 500 - Rockville, MD 20850
      800.820.0888 - www.rydexinvestments.com

      RSFHA-1-0808x0809

                                                              RYDEX SERIES FUNDS
                     INVESTOR CLASS AND H-CLASS SHARES PROSPECTUS AUGUST 1, 2008

                                                                            NOVA
                                                                         S&P 500
                                                        INVERSE S&P 500 STRATEGY
                                                                   NASDAQ-100(R)
                                                                 (FORMERLY, OTC)
                                                  INVERSE NASDAQ-100(R) STRATEGY
                                                (FORMERLY, INVERSE OTC STRATEGY)

                                                           EUROPE 1.25X STRATEGY

                                                            GOVERNMENT LONG BOND
                                                                   1.2X STRATEGY

                                                         INVERSE GOVERNMENT LONG
                                                                   BOND STRATEGY

                                                           DOMESTIC EQUITY FUNDS
                                                           MID-CAP 1.5X STRATEGY
                                                        INVERSE MID-CAP STRATEGY
                                                   RUSSELL 2000(R) 1.5X STRATEGY
                                                                 RUSSELL 2000(R)
                                                INVERSE RUSSELL 2000(R) STRATEGY

                                                      INTERNATIONAL EQUITY FUNDS
                                                               JAPAN 2X STRATEGY

                                                              FIXED INCOME FUNDS
                                                             HIGH YIELD STRATEGY
                                                     INVERSE HIGH YIELD STRATEGY


                                                               MONEY MARKET FUND
                                                    U.S. GOVERNMENT MONEY MARKET

                                                        [RYDEX INVESTMENTS LOGO]

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


DOMESTIC EQUITY FUNDS
   NOVA FUND .............................................................     2
   S&P 500 FUND ..........................................................     4
   INVERSE S&P 500 STRATEGY FUND .........................................     6
   NASDAQ-100(R) FUND ....................................................     8
   INVERSE NASDAQ-100(R) STRATEGY FUND ...................................    10
   MID-CAP 1.5X STRATEGY FUND ............................................    12
   INVERSE MID-CAP STRATEGY FUND .........................................    14
   RUSSELL 2000(R) 1.5X STRATEGY FUND ....................................    16
   RUSSELL 2000(R) FUND ..................................................    18
   INVERSE RUSSELL 2000(R) STRATEGY FUND .................................    20
INTERNATIONAL EQUITY FUNDS
   EUROPE 1.25X STRATEGY FUND ............................................    22
   JAPAN 2X STRATEGY FUND ................................................    24
FIXED INCOME FUNDS
   GOVERNMENT LONG BOND 1.2X STRATEGY FUND ...............................    26
   INVERSE GOVERNMENT LONG BOND STRATEGY FUND ............................    28
   HIGH YIELD STRATEGY FUND ..............................................    30
   INVERSE HIGH YIELD STRATEGY FUND ......................................    32
MONEY MARKET FUND
   U.S. GOVERNMENT MONEY MARKET FUND .....................................    34
PRINCIPAL RISKS OF INVESTING IN THE FUNDS ................................    35
DESCRIPTIONS OF PRINCIPAL RISKS ..........................................    39
FUND PERFORMANCE .........................................................    52
FUND FEES AND EXPENSES ...................................................    68
MORE INFORMATION ABOUT THE FUNDS .........................................    73
BENCHMARKS AND INVESTMENT METHODOLOGY ....................................    73
SHAREHOLDER INFORMATION ..................................................    79
TRANSACTION INFORMATION ..................................................    81
BUYING FUND SHARES .......................................................    85
SELLING FUND SHARES ......................................................    89
EXCHANGING FUND SHARES ...................................................    91
RYDEX ACCOUNT POLICIES ...................................................    93
DISTRIBUTION AND SHAREHOLDER SERVICES ....................................    97
DIVIDENDS AND DISTRIBUTIONS ..............................................    98
TAX INFORMATION ..........................................................    98
MANAGEMENT OF THE FUNDS ..................................................   100
FINANCIAL HIGHLIGHTS .....................................................   104
INDEX PUBLISHERS INFORMATION .............................................   112
ADDITIONAL INFORMATION ...................................................   116

                                                                    PROSPECTUS 1

                               RYDEX SERIES FUNDS
                             INVESTOR CLASS SHARES
                                 H-CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 - 301.296.5100 - WWW.RYDEXINVESTMENTS.COM


DOMESTIC EQUITY FUNDS
INTERNATIONAL EQUITY FUNDS
FIXED INCOME FUNDS
MONEY MARKET FUND

Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds). This Prospectus decribes the following funds (the "Funds"), which are grouped into the following categories:

DOMESTIC EQUITY FUNDS - Nova Fund, S&P 500 Fund, Inverse S&P 500 Strategy Fund, NASDAQ-100(R) Fund, Inverse NASDAQ-100(R) Strategy Fund, Mid-Cap 1.5x Strategy Fund, Inverse Mid-Cap Strategy Fund, Russell 2000(R) 1.5x Strategy Fund, Russell 2000(R) Fund, and Inverse Russell 2000(R) Strategy Fund

INTERNATIONAL EQUITY FUNDS - Europe 1.25x Strategy Fund and Japan 2x Strategy
Fund

FIXED INCOME FUNDS - Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund, and Inverse High Yield Strategy Fund

MONEY MARKET FUND - U.S. Government Money Market Fund

The Funds are advised by PADCO Advisors, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor").

Investor Class Shares and H-Class Shares of the Funds are sold principally to clients of professional money managers ("financial intermediaries") and to investors who take part in certain asset allocation investment programs. Investors may exchange shares of the Funds through their financial intermediary or directly through the Rydex web site - www.rydexinvestments.com - or over the phone.


RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

      -  MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

      -  ARE NOT FEDERALLY INSURED

      -  ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

      -  ARE NOT BANK DEPOSITS

      -  ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

2

NOVA FUND

INVESTOR CLASS (RYNVX)

FUND OBJECTIVE


The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."


PRINCIPAL INVESTMENT STRATEGY


The Nova Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P 500(R) Index and leveraged derivative instruments, which primarily consist of equity index swap agreements, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to its benchmark. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions.

The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis, and which generally represent large-capitalization companies with a capitalization range of $708 million to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE


The Nova Fund is intended for investors who expect the S&P 500(R) Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500(R) Index goes down.

                                                                    PROSPECTUS 3

PRINCIPAL RISKS


The Nova Fund is subject to a number of risks that may affect the value of its shares, including:

      -  Active Trading Risk

      -  Counterparty Credit Risk

      -  Derivatives Risk

      -  Early Closing Risk

      -  Large-Capitalization Securities Risk

      -  Leveraging Risk

      -  Market Risk

      -  Non-Diversification Risk

      -  Tracking Error Risk

      -  Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 39 for a discussion of each of the principal risks that apply to the Fund.

4

S&P 500 FUND

H-CLASS (RYSPX)

FUND OBJECTIVE

The S&P 500 Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the S&P 500(R) Index (the "underlying index"). The investment objective of the S&P 500 Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY


The S&P 500 Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P 500(R) Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the S&P 500 Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.

The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the S&P on a statistical basis, and which generally represent large-capitalization companies with a capitalization range of $708 million to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

                                                                    PROSPECTUS 5

INVESTOR PROFILE


The S&P 500 Fund is intended for investors who expect the S&P 500(R) Index to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P 500(R) Index goes down.


PRINCIPAL RISKS


The S&P 500 Fund is subject to a number of risks that may affect the value of its shares, including:

      -  Active Trading Risk

      -  Counterparty Credit Risk

      -  Derivatives Risk

      -  Early Closing Risk

      -  Large-Capitalization Securities Risk

      -  Market Risk

      -  Non-Diversification Risk

      -  Tracking Error Risk

      -  Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 39 for a discussion of each of the principal risks that apply to the Fund.

6

INVERSE S&P 500 STRATEGY FUND

INVESTOR CLASS (RYURX)

FUND OBJECTIVE


The Inverse S&P 500 Strategy Fund seeks to provide investment results that inversely correlate to the performance of the S&P 500(R) Index (the "underlying index").


If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY


Unlike a traditional index fund, the Inverse S&P 500 Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the S&P on a statistical basis, and which generally represent large-capitalization companies with a capitalization range of $708 million to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

                                                                    PROSPECTUS 7

INVESTOR PROFILE


The Inverse S&P 500 Strategy Fund is intended for investors who expect the S&P 500(R) Index to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P 500(R) Index goes up.


PRINCIPAL RISKS


The Inverse S&P 500 Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      -  Active Trading Risk

      -  Counterparty Credit Risk

      -  Derivatives Risk

      -  Early Closing Risk

      -  Large-Capitalization Securities Risk

      -  Market Risk

      -  Non-Diversification Risk

      -  Short Sales Risk

      -  Tracking Error Risk

      -  Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 39 for a discussion of each of the principal risks that apply to the Fund.

8


NASDAQ-100 (R) FUND
(FORMERLY, OTC FUND)


INVESTOR CLASS (RYOCX)

FUND OBJECTIVE


The NASDAQ-100(R) Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ-100 Index(R) (the "underlying index").


If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY


The NASDAQ-100(R) Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the NASDAQ-100 Index(R) and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the NASDAQ-100(R) Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-today basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may invest in American Depositary Receipts to gain exposure to the underlying index.

The NASDAQ-100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market with a capitalization range of $2.9 billion to $333.1 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index(R) is concentrated in technology companies. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE


The NASDAQ-100(R) Fund is intended for investors who expect the NASDAQ-100 Index(R) to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the NASDAQ-100 Index(R) goes down.

                                                                    PROSPECTUS 9

PRINCIPAL RISKS


The NASDAQ-100(R) Fund is subject to a number of risks that may affect the value of its shares, including:

      -  Active Trading Risk

      -  Counterparty Credit Risk

      -  Depositary Receipt Risk

      -  Derivatives Risk

      -  Early Closing Risk

      -  Foreign Issuer Exposure Risk

      -  Industry Concentration Risk

      -  Large-Capitalization Securities Risk

      -  Market Risk

      -  Non-Diversification Risk

      -  Technology Sector Concentration Risk

      -  Tracking Error Risk

      -  Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 39 for a discussion of each of the principal risks that apply to the Fund.

10


INVERSE NASDAQ-100(R) STRATEGY FUND
(FORMERLY, INVERSE OTC STRATEGY FUND)


INVESTOR CLASS (RYAIX)

FUND OBJECTIVE


The Inverse NASDAQ-100(R) Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the NASDQ-100 Index(R) (the "underlying index"). The investment objective of Fund is non-fundamental and may be changed without shareholder approval.


If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY


Unlike a traditional index fund, the Inverse NASDAQ-100(R) Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. The Fund may also invest in American Depositary Receipts to gain inverse exposure to the underlying index. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

The NASDAQ-100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market with a capitalization range of $2.9 billion to $333.1 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index(R) is concentrated in technology companies. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

                                                                   PROSPECTUS 11

INVESTOR PROFILE


The Inverse NASDAQ-100(R) Strategy Fund is intended for investors who expect the NASDAQ-100 Index(R) to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the NASDAQ-100 Index(R) goes up.


PRINCIPAL RISKS


The Inverse NASDAQ-100(R) Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      -  Active Trading Risk

      -  Counterparty Credit Risk

      -  Depositary Receipt Risk

      -  Derivatives Risk

      -  Early Closing Risk

      -  Foreign Issuer Exposure Risk

      -  Industry Concentration Risk

      -  Large-Capitalization Securities Risk

      -  Market Risk

      -  Non-Diversification Risk

      -  Short Sales Risk

      -  Technology Sector Concentration Risk

      -  Tracking Error Risk

      -  Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 39 for a discussion of each of the principal risks that apply to the Fund.

12

MID-CAP 1.5X STRATEGY FUND

H-CLASS (RYMDX)

FUND OBJECTIVE


The Mid-Cap 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities on a daily basis. The Fund's current benchmark is the S&P MidCap 400(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of the underlying index is increasing. When the value of the underlying index is decreasing, the value of the Fund's shares will tend to decrease.


PRINCIPAL INVESTMENT STRATEGY


The Mid-Cap 1.5x Strategy Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P MidCap 400(R) Index and leveraged derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies included in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

The S&P MidCap 400(R) Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. The Index covers approximately 7% of the U.S. equities market and generally represents mid-capitalization companies with a capitalization range of $342 million to $12.3 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

                                                                   PROSPECTUS 13

INVESTOR PROFILE


The Mid-Cap 1.5x Strategy Fund is intended for investors who expect the S&P MidCap 400(R) Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P MidCap 400(R) Index goes down.


PRINCIPAL RISKS


The Mid-Cap 1.5x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      -  Active Trading Risk

      -  Counterparty Credit Risk

      -  Derivatives Risk

      -  Early Closing Risk

      -  Leveraging Risk

      -  Market Risk

      -  Mid-Capitalization Securities Risk

      -  Non-Diversification Risk

      -  Tracking Error Risk

      -  Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 39 for a discussion of each of the principal risks that apply to the Fund.

14

INVERSE MID-CAP STRATEGY FUND

H-CLASS (RYMHX)

FUND OBJECTIVE


The Inverse Mid-Cap Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY


Unlike a traditional index fund, the Inverse Mid-Cap Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

The S&P MidCap 400(R) Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. The Index covers approximately 7% of the U.S. equities market and generally represents mid-capitalization companies with a capitalization range of $342 million to $12.3 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

                                                                   PROSPECTUS 15

INVESTOR PROFILE


The Inverse Mid-Cap Strategy Fund is intended for investors who expect the S&P MidCap 400(R) Index to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P MidCap 400(R) Index goes up.


PRINCIPAL RISKS


The Inverse Mid-Cap Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      -  Active Trading Risk

      -  Counterparty Credit Risk

      -  Derivatives Risk

      -  Early Closing Risk

      -  Market Risk

      -  Mid-Capitalization Securities Risk

      -  Non-Diversification Risk

      -  Short Sales Risk

      -  Tracking Error Risk

      -  Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 39 for a discussion of each of the principal risks that apply to the Fund.

16


RUSSELL 2000 (R) 1.5X STRATEGY FUND


H-CLASS (RYMKX)

FUND OBJECTIVE


The Russell 2000(R) 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities on a daily basis. The Fund's current benchmark is the Russell 2000(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of the underlying index is increasing. When the value of the underlying index is decreasing, the value of the Fund's shares will tend to decrease.


PRINCIPAL INVESTMENT STRATEGY


The Russell 2000(R) 1.5x Strategy Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the Russell 2000(R) Index and leveraged derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform similarly to the securities of companies included in the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000(R) total market capitalization and consisting of a capitalization range of $27 million to $8.6 billion as of December 31, 2007. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

                                                                   PROSPECTUS 17

INVESTOR PROFILE


The Russell 2000(R) 1.5x Strategy Fund is intended for investors who expect the Russell 2000(R) Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Russell 2000(R) Index goes down.


PRINCIPAL RISKS


The Russell 2000(R) 1.5x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      -  Active Trading Risk

      -  Counterparty Credit Risk

      -  Derivatives Risk

      -  Early Closing Risk

      -  Leveraging Risk

      -  Market Risk

      -  Non-Diversification Risk

      -  Small-Capitalization Securities Risk

      -  Tracking Error Risk

      -  Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 39 for a discussion of each of the principal risks that apply to the Fund.

18

RUSSELL 2000(R) FUND

H-CLASS (RYRHX)

FUND OBJECTIVE

The Russell 2000(R) Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the Russell 2000(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of any increase in value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY


The Russell 2000(R) Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the Russell 2000(R) Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.

The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000(R) total market capitalization and consisting of a capitalization range of $27 million to $8.6 billion as of December 31, 2007. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

                                                                   PROSPECTUS 19

INVESTOR PROFILE


The Russell 2000(R) Fund is intended for investors who expect the Russell 2000(R) Index to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the Russell 2000(R) Index goes down.


PRINCIPAL RISKS


The Russell 2000(R) Fund is subject to a number of risks that may affect the value of its shares, including:

      -  Active Trading Risk

      -  Counterparty Credit Risk

      -  Derivatives Risk

      -  Early Closing Risk

      -  Market Risk

      -  Non-Diversification Risk

      -  Small-Capitalization Securities Risk

      -  Tracking Error Risk

      -  Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 39 for a discussion of each of the principal risks that apply to the Fund.

20

INVERSE RUSSELL 2000(R) STRATEGY FUND

H-CLASS (RYSHX)

FUND OBJECTIVE


The Inverse Russell 2000(R) Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the Russell 2000(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY


Unlike a traditional index fund, the Inverse Russell 2000(R) Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000(R) total market capitalization and consisting of a capitalization range of $27 million to $8.6 billion as of December 31, 2007. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

                                                                   PROSPECTUS 21

INVESTOR PROFILE


The Inverse Russell 2000(R) Strategy Fund is intended for investors who expect the Russell 2000(R) Index to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the Russell 2000(R) Index goes up.


PRINCIPAL RISKS


The Inverse Russell 2000(R) Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      -  Active Trading Risk

      -  Counterparty Credit Risk

      -  Derivatives Risk

      -  Early Closing Risk

      -  Market Risk

      -  Non-Diversification Risk

      -  Short Sales Risk

      -  Small-Capitalization Securities Risk

      -  Tracking Error Risk

      -  Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 39 for a discussion of each of the principal risks that apply to the Fund.

22


EUROPE 1.25X STRATEGY FUND


H-CLASS (RYEUX)

FUND OBJECTIVE


The Europe 1.25x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones STOXX 50(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of the underlying index is increasing. When the value of the underlying index is decreasing, the value of the Fund's shares will tend to decrease.


PRINCIPAL INVESTMENT STRATEGY


The Europe 1.25x Strategy Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the Dow Jones STOXX 50(R) Index and leveraged derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may invest in American Depositary Receipts to gain exposure to the underlying index. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

The Dow Jones STOXX 50(R) Index is a capitalization-weighted index composed of 50 European blue chip stocks consisting of a capitalization range of $35.2 billion to $231 billion as of December 31, 2007. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and,

                                                                   PROSPECTUS 23

therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE


The Europe 1.25x Strategy Fund is intended for investors who expect the Dow Jones STOXX 50(R) Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones STOXX 50(R) Index goes down.


PRINCIPAL RISKS


The Europe 1.25x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      -  Active Trading Risk

      -  Counterparty Credit Risk

      -  Currency Risk

      -  Depositary Receipt Risk

      -  Derivatives Risk

      -  Early Closing Risk

      -  Foreign Issuer Exposure Risk

      -  Geographic Concentration in Europe Risk

      -  Large-Capitalization Securities Risk

      -  Leveraging Risk

      -  Market Risk

      -  Non-Diversification Risk

      -  Status of Regulated Investment Company Risk

      -  Tracking Error Risk

      -  Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 39 for a discussion of each of the principal risks that apply to the Fund.

24


JAPAN 2X STRATEGY FUND

H-CLASS (RYJHX)

FUND OBJECTIVE

The Japan 2x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the fair value of the Nikkei 225 Stock Average (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase by 200% of the fair value of the underlying index during times when the performance of the underlying index is increasing. When the fair value of the Fund's underlying index decreases, the value of the Fund's shares should also decrease by 200% of the fair value of the decrease in the underlying index (e.g., if the fair value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10%). Due to the use of fair valuation, which is explained in more detail under "Calculating NAV," the value of the Fund's shares may increase by more or less than 200% of the reported value of the underlying index on any given day. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Japan 2x Strategy Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the Nikkei 225 Stock Average and leveraged derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may invest in American Depositary Receipts to gain exposure to the underlying index.

The Nikkei 225 Stock Average is a price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange. Because the Nikkei Stock Average is expected to represent the performance of stocks on the First Section - and by extension the market in general - the mix

                                                                   PROSPECTUS 25

of components is rebalanced from time to time to assure that all issues in the index are both highly liquid and representative of Japan's industrial structure. As of December 31, 2007, the Nikkei 225 Stock Average included companies with capitalizations ranging from $183 million to $172 billion. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Japan 2x Strategy Fund is intended for investors who expect the Nikkei 225 Stock Average to go up and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Nikkei 225 Stock Average goes down.

PRINCIPAL RISKS

The Japan 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      -  Active Trading Risk

      -  Counterparty Credit Risk

      -  Currency Risk

      -  Depositary Receipt Risk

      -  Derivatives Risk

      -  Early Closing Risk

      -  Foreign Issuer Exposure Risk

      -  Geographic Concentration in Japan Risk

      -  Large-Capitalization Securities Risk

      -  Leveraging Risk

      -  Market Risk

      -  Mid-Capitalization Securities Risk

      -  Non-Diversification Risk

      -  Small-Capitalization Securities Risk

      -  Status as a Regulated Investment Company Risk

      -  Tracking Error Risk

      -  Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 39 for a discussion of each of the principal risks that apply to the Fund.

26


GOVERNMENT LONG BOND
1.2X STRATEGY FUND


INVESTOR CLASS (RYGBX)

FUND OBJECTIVE

The Government Long Bond 1.2x Strategy Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (e.g., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY


The Government Long Bond 1.2x Strategy Fund employs as its investment strategy a program of investing in U.S. Government securities and leveraged derivative instruments, which primarily consist of futures contracts, interest rate swaps, and options on securities and futures contracts. Futures and options contracts and interest rate swaps, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to its benchmark. Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities issued by the U.S. Government. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize its derivative positions. The Fund also may invest in zero coupon U.S. Treasury bonds. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE


The Government Long Bond 1.2x Strategy Fund is intended for investors who expect the value of the Long Treasury Bond to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the value of the Long Treasury Bond goes down.

                                                                   PROSPECTUS 27

PRINCIPAL RISKS


The Government Long Bond 1.2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      -  Active Trading Risk

      -  Counterparty Credit Risk

      -  Derivatives Risk

      -  Early Closing Risk

      -  Fixed Income Risk

      -  Leveraging Risk

      -  Market Risk

      -  Non-Diversification Risk

      -  Tracking Error Risk

      -  Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 39 for a discussion of each of the principal risks that apply to the Fund.

28


INVERSE GOVERNMENT
LONG BOND STRATEGY FUND


INVESTOR CLASS (RYJUX)

FUND OBJECTIVE


The Inverse Government Long Bond Strategy Fund seeks to provide total returns that inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument. The Fund's current benchmark is the inverse (opposite) of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.


If the Fund meets its objective, the value of the Fund's shares will increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day).

PRINCIPAL INVESTMENT STRATEGY


Unlike a traditional index fund, the Inverse Government Long Bond Strategy Fund's objective is to perform, on a daily basis, exactly opposite the daily price movement of the Long Treasury Bond. The Fund employs as its investment strategy a program of engaging in short sales and investing to a significant extent in derivative instruments, which primarily consist of futures contracts, interest rate swaps, and options on securities and futures contracts. Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform opposite to fixed income securities issued by the U.S. Government. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.


INVESTOR PROFILE


The Inverse Government Long Bond Strategy Fund is intended for investors who expect the value of the Long Treasury Bond to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the value of the Long Treasury Bond goes up.

                                                                   PROSPECTUS 29

PRINCIPAL RISKS


The Inverse Government Long Bond Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      -  Active Trading Risk

      -  Counterparty Credit Risk

      -  Derivatives Risk

      -  Early Closing Risk

      -  Fixed Income Risk

      -  Market Risk

      -  Non-Diversification Risk

      -  Short Sales Risk

      -  Tracking Error Risk

      -  Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 39 for a discussion of each of the principal risks that apply to the Fund.

30

HIGH YIELD STRATEGY FUND

H - CLASS (RYHGX)

FUND OBJECTIVE


The High Yield Strategy Fund seeks to provide investment results that correlate to the performance of the high yield bond market. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY

The High Yield Strategy Fund seeks to gain exposure similar to the performance of the high yield bond market by investing in credit default swaps, high yield securities, futures and other financial instruments with economic characteristics comparable to that of the high yield bond market as represented by U.S. and Canadian high yield bonds. Generally, high yield bonds are those bonds rated BB+ and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's Investor Services, Inc., but may include unrated bonds that the Advisor determines are of similar quality. The Advisor will consider the liquidity, transaction costs and relative value of available investments in seeking to meet the Fund's investment objective.

The Fund will primarily invest in credit default swaps to gain exposure similar to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A buyer of credit default swaps is buying credit protection or mitigating credit risk. A seller of credit default swaps is selling credit protection or assuming credit risk. The Fund will normally be a seller of credit protection (assuming credit risk) as it seeks to gain exposure to the high yield bond market, but may also buy credit protection from time to time in order to maintain the appropriate level of exposure to the high yield bond market, such as during times of heavy redemption activity.


In addition, the Fund may invest in bond futures for the purpose of managing duration risk. For cash management purposes, the Fund may invest in other fixed income securities and money market instruments. The Fund may also invest in other financial instruments including corporate notes, convertible debt securities, preferred securities and derivatives thereof, as well as other investment companies, including exchange-traded funds, unit investment trusts, and closed-end funds, that invest primarily in high yield debt instruments. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments that in combination have economic characteristics

                                                                   PROSPECTUS 31

similar to the U.S. and Canadian high yield bond markets and/or in high yield debt securities. This is a non-fundamental investment policy that can by changed by the Fund upon 60 days' prior notice to shareholders.


INVESTOR PROFILE


The High Yield Strategy Fund is intended for investors who expect the value of the high yield bond market to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the value of the high yield bond market goes down.


PRINCIPAL RISKS


The High Yield Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      -  Active Trading Risk

      -  Counterparty Credit Risk

      -  Credit Risk

      -  Currency Risk

      -  Derivatives Risk

      -  Early Closing Risk

      -  Fixed Income Risk

      -  Foreign Issuer Exposure Risk

      -  High Yield Risk

      -  Investment in Investment Companies Risk

      -  Investment Technique Risk

      -  Issuer Specific Risk

      -  Liquidity Risk

      -  Market Risk

      -  Non-Diversification Risk

      -  Portfolio Turnover Risk

      -  Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 39 for a discussion of each of the principal risks that apply to the Fund.

32

INVERSE HIGH YIELD STRATEGY FUND

H - CLASS (RYIHX)

FUND OBJECTIVE


The Inverse High Yield Strategy Fund seeks to provide investment results that inversely correlate to the performance of the high yield bond market. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


If the Fund meets its investment objective, the value of the Fund's shares will tend to increase during times when the value of the high yield bond market, as a whole, is decreasing. When the value of the high yield bond market is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the value of the high yield bond market increases by 5%, the value of the Fund's shares should decrease by 5% on that day). As a result of the inverse correlation, certain of the risks described below apply to the Fund in an inverse or opposite manner than they would apply to the High Yield Strategy Fund or other traditional high yield mutual fund.

PRINCIPAL INVESTMENT STRATEGY

The Inverse High Yield Strategy Fund seeks to gain inverse exposure to the performance of the high yield bond market by investing in credit default swaps, futures and other financial instruments with economic characteristics opposite to that of the high yield bond market as represented by U.S. and Canadian high yield bonds. Generally, high yield bonds are those bonds rated BB+ and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's Investor Services, Inc., but may include unrated bonds that the Advisor determines are of similar quality. The Advisor will consider the liquidity, transaction costs and relative value of available investments in seeking to meet the Fund's objective.

The Fund will primarily invest in credit default swaps to gain inverse exposure to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A buyer of credit default swaps is buying credit protection or mitigating credit risk. A seller of credit default swaps is selling credit protection or assuming credit risk. The Fund will normally be a buyer of credit protection as it seeks to gain inverse exposure to the high yield bond market, but may also sell credit protection (assuming credit risk) from time to time in order to maintain the appropriate level of exposure to the high yield bond market, such as during times of heavy redemption activity.

                                                                   PROSPECTUS 33


In addition, the Fund may invest in bond futures for the purpose of managing duration risk. For cash management purposes, the Fund may invest in other fixed income securities and money market instruments. The Fund may also invest in other financial instruments including corporate notes, convertible debt securities, preferred securities and derivatives thereof, as well as other investment companies, including exchange-traded funds, unit investment trusts, and closed-end funds, that provide inverse exposure to the high yield debt market. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments that in combination should provide inverse exposure to the U.S. and Canadian high yield bond markets. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders.


INVESTOR PROFILE


The Inverse High Yield Strategy Fund is intended for investors who expect the value of the high yield bond market to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the value of the high yield bond market goes up.


PRINCIPAL RISKS


The Inverse High Yield Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      -  Active Trading Risk

      -  Counterparty Credit Risk

      -  Credit Risk

      -  Currency Risk

      -  Derivatives Risk

      -  Early Closing Risk

      -  Fixed Income Risk

      -  Foreign Issuer Exposure Risk

      -  Investment in Investment Companies Risk

      -  Investment Technique Risk

      -  Issuer Specific Risk

      -  Liquidity Risk

      -  Market Risk

      -  Non-Diversification Risk

      -  Portfolio Turnover Risk

      -  Short Sales Risk

      -  Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 39 for a discussion of each of the principal risks that apply to the Fund.

34

U.S. GOVERNMENT MONEY MARKET FUND

INVESTOR CLASS (RYMXX)

FUND OBJECTIVE

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PRINCIPAL INVESTMENT STRATEGY


The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund may also invest in Eurodollar Time Deposits. The Fund operates under U.S. Securities and Exchange Commission rules, which impose certain liquidity, maturity, and diversification requirements on all money market funds. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.


PRINCIPAL RISKS

The U.S. Government Money Market Fund is subject to a number of risks that may affect the value of its shares, including:

      -  Interest Rate Risk

      -  Stable Price Per Share Risk

Please see "Descriptions of Principal Risks" on page 39 for a discussion of each of the principal risks that apply to the Fund.

                                                                   PROSPECTUS 35

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.


                                                                 INVERSE                       INVERSE
                                                                 S&P 500                        NASDAQ-
                                             NOVA    S&P 500    STRATEGY       NASDAQ-     100(R) STRATEGY
                                             FUND     FUND        FUND       100(R) FUND         FUND
                                            ------  ---------  -----------  -------------  ----------------
Active Trading Risk                            X        X           X             X               X
Counterparty Credit Risk                       X        X           X             X               X
Credit Risk
Currency Risk
Depositary Receipt Risk                                                           X               X
Derivatives Risk                               X        X           X             X               X
Early Closing Risk                             X        X           X             X               X
Fixed Income Risk
Foreign Issuer Exposure Risk                                                      X               X
Geographic Concentration in Europe Risk
Geographic Concentration in Japan Risk
High Yield Risk
Industry Concentration Risk                                                       X               X
Interest Rate Risk
Investment in Investment Companies Risk
Investment Technique Risk
Issuer Specific Risk
Large-Capitalization Securities Risk           X        X           X             X               X
Leveraging Risk                                X
Liquidity Risk
Market Risk                                    X        X           X             X               X
Mid-Capitalization Securities Risk
Non-Diversification Risk                       X        X           X             X               X
Portfolio Turnover Risk
Short Sales Risk                                                    X                             X
Small-Capitalization Securities Risk
Stable Price Per Share Risk
Status as a Regulated Investment
Company Risk
Technology Sector Concentration Risk                                              X               X
Tracking Error Risk                            X        X           X             X               X
Trading Halt Risk                              X        X           X             X               X

36

                                            MID-CAP    INVERSE     RUSSELL
                                             1.5X      MID-CAP   2000(R) 1.5X   RUSSELL
                                           STRATEGY   STRATEGY     STRATEGY     2000(R)
                                             FUND       FUND         FUND        FUND
                                           --------   --------   ------------   -------
Active Trading Risk                           X          X            X            X
Counterparty Credit Risk                      X          X            X            X
Credit Risk
Currency Risk
Depositary Receipt Risk
Derivatives Risk                              X          X            X            X
Early Closing Risk                            X          X            X            X
Fixed Income Risk
Foreign Issuer Exposure Risk
Geographic Concentration in Europe Risk
Geographic Concentration in Japan Risk
High Yield Risk
Industry Concentration Risk
Interest Rate Risk
Investment in Investment Companies Risk
Investment Technique Risk
Issuer Specific Risk
Large-Capitalization Securities Risk
Leveraging Risk                               X                       X
Liquidity Risk
Market Risk                                   X          X            X            X
Mid-Capitalization Securities Risk            X          X
Non-Diversification Risk                      X          X            X            X
Portfolio Turnover Risk
Short Sales Risk                                         X
Small-Capitalization Securities Risk                                  X            X
Stable Price Per Share Risk
Status as a Regulated Investment
Company Risk
Technology Sector Concentration Risk
Tracking Error Risk                           X          X            X            X
Trading Halt Risk                             X          X            X            X

                                                                   PROSPECTUS 37

                                           INVERSE
                                           RUSSELL     EUROPE                 GOVERNMENT
                                           2000(R)     1.25X       JAPAN       LONG BOND
                                           STRATEGY   STRATEGY  2X STRATEGY  1.2X STRATEGY
                                             FUND       FUND        FUND         FUND
                                           --------   --------  -----------  -------------
Active Trading Risk                           X          X           X             X
Counterparty Credit Risk                      X          X           X             X
Credit Risk
Currency Risk                                            X           X
Depositary Receipt Risk                                  X           X
Derivatives Risk                              X          X           X             X
Early Closing Risk                            X          X           X             X
Fixed Income Risk                                                                  X
Foreign Issuer Exposure Risk                             X           X
Geographic Concentration in Europe Risk                  X
Geographic Concentration in Japan Risk                               X
High Yield Risk
Industry Concentration Risk
Interest Rate Risk
Investment in Investment Companies Risk
Investment Technique Risk
Issuer Specific Risk
Large-Capitalization Securities Risk                     X           X
Leveraging Risk                                          X           X             X
Liquidity Risk
Market Risk                                   X          X           X             X
Mid-Capitalization Securities Risk                                   X
Non-Diversification Risk                      X          X           X             X
Portfolio Turnover Risk
Short Sales Risk                              X
Small-Capitalization Securities Risk          X                      X
Stable Price Per Share Risk
Status as a Regulated Investment
Company Risk                                             X           X
Technology Sector Concentration Risk
Tracking Error Risk                           X          X           X             X
Trading Halt Risk                             X          X           X             X

38

                                            INVERSE                                 U.S.
                                           GOVERNMENT                 INVERSE    GOVERNMENT
                                           LONG BOND    HIGH YIELD   HIGH YIELD    MONEY
                                            STRATEGY     STRATEGY     STRATEGY     MARKET
                                              FUND         FUND         FUND        FUND
                                           ----------   ----------   ----------  ----------
Active Trading Risk                            X            X            X
Counterparty Credit Risk                       X            X            X
Credit Risk                                                 X            X
Currency Risk                                               X            X
Depositary Receipt Risk
Derivatives Risk                               X            X            X
Early Closing Risk                             X            X            X
Fixed Income Risk                              X            X            X
Foreign Issuer Exposure Risk                                X            X
Geographic Concentration in Europe Risk
Geographic Concentration in Japan Risk
High Yield Risk                                             X
Industry Concentration Risk
Interest Rate Risk                                                                    X
Investment in Investment Companies Risk                     X            X
Investment Technique Risk                                   X            X
Issuer Specific Risk                                        X            X
Large-Capitalization Securities Risk
Leveraging Risk
Liquidity Risk                                              X            X
Market Risk                                    X            X            X
Mid-Capitalization Securities Risk
Non-Diversification Risk                       X            X            X
Portfolio Turnover Risk                                     X            X
Short Sales Risk                               X                         X
Small-Capitalization Securities Risk
Stable Price Per Share Risk                                                           X
Status as a Regulated Investment
Company Risk
Technology Sector Concentration Risk
Tracking Error Risk                            X
Trading Halt Risk                              X            X            X

                                                                   PROSPECTUS 39

DESCRIPTIONS OF PRINCIPAL RISKS


ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

COUNTERPARTY CREDIT RISK - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

      CREDIT DEFAULT SWAP RISK - The High Yield Strategy Fund and Inverse High Yield Strategy Fund may each enter into credit default swap agreements. A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. Each Fund may be either the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a "Credit Event") or the seller of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate

40

      of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation through either physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if each Fund invested directly in the underlying reference obligations. For example, a credit default swap may increase each Fund's credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the Fund invests.


CREDIT RISK - For the High Yield Strategy Fund, credit risk is the risk that the Fund could lose money if the issuer or guarantor of a debt instrument becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. For the Inverse High Yield Strategy Fund, credit risk is the risk that the Fund could lose money if the credit quality, or the perception of the financial condition, of the issuer or guarantor of a debt instrument is either upgraded or improves. Securities are subject to varying degrees of credit risk, which are sometimes reflected in credit ratings.


CURRENCY RISK - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts or ADRs. ADRs are

                                                                   PROSPECTUS 41

negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the NYSE. The Fund will primarily invest in sponsored ADRs, which are issued with the support of the issuer of the foreign stock underlying the ADRs and which carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.


DERIVATIVES RISK - The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures

42

      contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.


      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.


      The risks associated with the Fund's use of futures and options contracts include:

      - The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

      - There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

      - Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

      - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

      - Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.


EARLY CLOSING RISK - The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

                                                                   PROSPECTUS 43

FIXED INCOME RISK - The Fund may invest in fixed income securities or related instruments. The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. While such periods may benefit the High Yield Strategy Fund, they may cause the value of an investment in the Inverse High Yield Strategy Fund to decrease. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the Government Long Bond 1.2x Strategy Fund or Inverse Government Long Bond Strategy Fund having to reinvest the proceeds in lower or higher coupon securities, respectively. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. The value of an investment in the High Yield Strategy Fund may decline during periods of rising interest rates. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. With respect to the High Yield Strategy Fund and Inverse High Yield Strategy Fund, the prices of high yield bonds, unlike those of investment grade bonds, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. The High Yield Strategy and Inverse High Yield Strategy Funds may invest in instruments that are linked to the performance of foreign issuers, primarily Canadian issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

44

Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund. With respect to the High Yield Strategy and Inverse High Yield Strategy Funds, the Canadian economy can be significantly affected by the U.S. economy and the price of natural resources. In addition, periodic demands by the Province of Quebec for sovereignty could significantly affect the Canadian market.

GEOGRAPHIC CONCENTRATION IN EUROPE RISK - Because a significant portion of the assets of the Fund are invested in a specific geographic region, the value of its investments and the net asset value of the Fund could decline more dramatically as a result of adverse events affecting Europe. In addition, countries in Europe may be significantly affected by the tight fiscal and monetary controls of the European Economic and Monetary Union (EMU).


GEOGRAPHIC CONCENTRATION IN JAPAN RISK - Targeting Japan could hurt the Fund's performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese economic growth has weakened after the sharp collapse of the stock market in the 1990's and the current economic condition remains uncertain. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or erroneous. The Fund may be more volatile than a geographically diversified equity fund.


HIGH YIELD RISK - The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"). High yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer's continuing ability to make principal and interest payments. The value of these securities often fluctuates in response to company, political, or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the ability of the Fund to sell these securities (liquidity risk). These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. If the issuer of a security is

                                                                   PROSPECTUS 45

in default with respect to interest or principal payments, the Fund may lose its entire investment. The High Yield Strategy Fund seeks to correspond generally to the total return of the high yield bond market and thus an investment in the Fund will generally decline in value when the high yield bond market is losing value. By contrast, the Inverse High Yield Strategy Fund seeks to correspond generally to the inverse (opposite) of the total return of the high yield bond market, and thus an investment in the Fund will generally decline in value when the high yield bond market is gaining value.

INDUSTRY CONCENTRATION RISK - The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.


INTEREST RATE RISK - Interest Rate Risk involves the potential for decline in the Fund's yield (the rate of dividends the Fund pays) in the event of declining interest rates.


INVESTMENT IN INVESTMENT COMPANIES RISK - The Fund may purchase shares of investment companies, such as exchange-traded funds, unit investment trusts, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an exchange-traded fund are traded at market prices, which may vary from the net asset value of its underlying investments. In addition, the Fund may invest in investment companies that are not registered pursuant to the Investment Company Act of 1940, as amended, and therefore, are not subject to the regulatory scheme of the Investment Company Act of 1940.


INVESTMENT TECHNIQUE RISK - The Fund may use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, options and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying bond or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash

46

relative to the magnitude of the risk assumed. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in high yield debt securities, including: 1) the risk that an instrument is temporarily mispriced; 2) credit or performance risk on the amount the Fund expects to receive from a counterparty; 3) the risk that security prices, interest rates and currency markets will move adversely and the Fund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; and 5) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust the Fund's position in a particular instrument when desired.

ISSUER SPECIFIC RISK - The value of a security may increase or decrease for a number of reasons which directly relate to the issuer. For example, with respect to the High Yield Strategy Fund, perceived poor management performance, financial leverage or reduced demand of the issuer's goods or services may contribute to a decrease in the value of a security. A decrease in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the High Yield Strategy Fund to decrease. Conversely, with respect to the Inverse High Yield Strategy Fund, effective management, improved financial condition or increased demand of the issuer's goods or services are factors that may contribute to an increase in the value of a security. An increase in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the Inverse High Yield Strategy Fund to decrease.


LARGE-CAPITALIZATION SECURITIES RISK - The Nova Fund, S&P 500 Fund, NASDAQ-100(R) Fund, Europe 1.25x Strategy Fund and Japan 2x Strategy Fund are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Conversely, the Inverse S&P 500 Strategy Fund and Inverse NASDAQ-100(R) Strategy Fund are subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK - The Fund achieves leveraged exposure to its underlying index through the use of derivative instruments. The more the Fund invests in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Leverage will cause the value of the Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities or other investments. The Fund will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the

                                                                   PROSPECTUS 47

use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund's investment income, resulting in greater losses. The value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index due to the fact that the Fund's investment strategies involve consistently applied leverage. Leverage will also have the effect of magnifying tracking error risk.


LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in the Fund's portfolio, the ability of the Fund to assign an accurate daily value to these investments may be difficult and the Advisor may be required to fair value the investments. For additional information about fair valuation, see "Calculating NAV."


MARKET RISK - The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate.

48

Historically, the markets have moved in cycles, and the value of the Fund's securities and other financial instruments may fluctuate drastically from day to day.

MID-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with larger capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. The Mid-Cap 1.5x Strategy Fund and Japan 2x Strategy Fund are subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Conversely, the Inverse Mid-Cap Strategy Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK - To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.


PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security.

                                                                   PROSPECTUS 49

The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. Similarly, when the Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.


SMALL-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. The Russell 2000(R) 1.5x Strategy Fund, Russell 2000(R) Fund and Japan 2x Strategy Fund are subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. Conversely, the Inverse Russell 2000(R) Strategy Fund is subject to the risk that small-capitalization stocks may outperform other segments of the equity market or the equity markets as a whole.

50

STABLE PRICE PER SHARE RISK - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained, and it is possible to lose money. The Fund is not a bank deposit and is not federally insured or guaranteed by any government agency or guaranteed to achieve its objective.


STATUS AS A REGULATED INVESTMENT COMPANY RISK - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Please see the Statement of Additional Information under "Dividends, Distributions and Taxes - Special Considerations Applicable to the Funds" for additional discussion of this issue.

TECHNOLOGY SECTOR CONCENTRATION RISK - The Fund's underlying index is concentrated in technology companies. As a result, the Fund's investments will also necessarily be concentrated in technology companies. The market prices of technology-related instruments tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of instruments. Technology-related instruments also may be affected adversely by, among other things, changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. In addition, because each Fund, except for the Mid-Cap 1.5x Strategy Fund, Russell 2000(R) 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund and Government Long Bond 1.2x Strategy Fund, is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

                                                                   PROSPECTUS 51

The Mid-Cap 1.5x Strategy Fund, Russell 2000(R) 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund and Government Long Bond 1.2x Strategy Fund seek to track their respective benchmarks over time, but are also subject to the effects of mathematical compounding. Tracking error may be more significant for the Mid-Cap 1.5x Strategy Fund, Russell 2000(R) 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund and Government Long Bond 1.2x Strategy Fund compared to other Rydex Funds due to the Funds' consistent application of leverage to increase exposure to their respective underlying indices.

The prices of the Europe 1.25x Strategy Fund and Japan 2x Strategy Fund are calculated at the close of the U.S. markets using fair value prices. Due to the differences in times between the close of the European and Japanese markets and the time the Funds price their shares, the value the Funds assign to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. On a daily basis, the Funds are priced with consideration to the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, and market movement in the U.S. as related to the securities. As a result, the tracking error risk for the Europe 1.25x Strategy Fund and Japan 2x Strategy Fund may be higher than for other Rydex Funds.

TRADING HALT RISK - The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair value" method to price its outstanding contracts or securities.

52

FUND PERFORMANCE

The following bar charts show the performance of the Investor Class Shares or H-Class Shares, as applicable, of the Funds from year to year. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of the Investor Class or H-Class Shares, as applicable, of the Funds as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. The after-tax returns are calculated using the highest historical federal income and capital gains tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Returns After Taxes on Distributions assume a continued investment in a Fund and show the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other classes of shares will differ from those shown below. Of course, this past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.

                                                                   PROSPECTUS 53


NOVA FUND

      The performance information shown below for the Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2008 through June 30, 2008 is -18.80%.

                                  (BAR GRAPH)

Year                        Quarter Return
----                        --------------
1998                             35.13
1999                             24.00
2000                            -19.57
2001                            -22.22
2002                            -35.09
2003                             40.45
2004                             15.44
2005                              4.62
2006                             19.72
2007                              1.75

Highest Quarter Return                          Lowest Quarter Return
(quarter ended 12/31/1998) 31.69%   (quarter ended 9/30/2002) -26.38%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

INVESTOR CLASS SHARES                      Past 1 Year  Past 5 Years  Past 10 Years
----------------------------------------   -----------  ------------  -------------
Return Before Taxes                           1.75%        15.62%         3.47%
Return After Taxes on Distributions           1.01%        14.71%         2.98%
Return After Taxes on Distributions and
   Sale of Fund Shares                        1.16%        13.21%         2.71%
S&P 500(R) Index(1)                           5.49%        12.83%         5.91%

(1) The S&P 500 (R) Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

54

S&P 500 FUND

    The performance information shown below for the H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2008 through June 30, 2008 is -10.51%.

                                  (BAR GRAPH)

Year                    Quarter Return
----                    --------------
2007                        3.57

Highest Quarter Return                         Lowest Quarter Return
(quarter ended 6/30/2007) 5.90%    (quarter ended 12/31/2007) -3.81%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

                                                           Since
                                                         Inception
H-CLASS SHARES                            Past 1 Year   (5/31/2006)
---------------------------------------   -----------   -----------
Return Before Taxes                          3.57%         9.19%
Return After Taxes on Distributions          3.40%         8.64%
Return After Taxes on Distributions and
   Sale of Fund Shares                       2.32%         7.52%
S&P 500(R) Index(1)                          5.49%        11.65%

(1) The S&P 500 (R) Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

                                                                   PROSPECTUS 55

INVERSE S&P 500 STRATEGY FUND

      The performance information shown below for the Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2008 through June 30, 2008 is 13.46%.

                                  (BAR GRAPH)

YEAR         QUARTER RETURN
------       --------------
1998            -19.01
1999            -12.40
2000             17.45
2001             16.33
2002             22.23
2003            -23.73
2004             -9.82
2005             -0.65
2006             -6.96
2007              1.24

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 9/30/2001) 17.66%              (quarter ended 12/31/1998) -17.06%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

INVESTOR CLASS SHARES                  Past 1 Year   Past 5 Years   Past 10 Years
------------------------------------   -----------   ------------   -------------
Return Before Taxes                        1.24%        -8.43%         -2.67%
Return After Taxes on Distributions       -0.22%        -9.21%         -3.19%
Return After Taxes on Distributions
 and Sale of Fund Shares                   0.78%        -7.35%         -2.49%
S&P 500(R) Index(1)                        5.49%        12.83%          5.91%

(1) The S&P 500 (R) Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

56

NASDAQ-100(R) FUND

      The performance information shown below for the Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2008 through June 30, 2008 is -11.96%.

                                  (BAR GRAPH)

YEAR              QUARTER RETURN
--------          --------------
1998                   86.48
1999                  100.64
2000                  -37.92
2001                  -34.65
2002                  -38.55
2003                   46.24
2004                    9.67
2005                    1.33
2006                    6.27
2007                   18.05

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/1999) 53.00%              (quarter ended 9/30/2001) -36.77%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

INVESTOR CLASS SHARES                  Past 1 Year   Past 5 Years   Past 10 Years
-----------------------------------    -----------   ------------   -------------
Return Before Taxes                       18.05%        15.31%          6.64%
Return After Taxes on Distributions       18.05%        15.29%          6.53%
Return After Taxes on Distributions
  and Sale of Fund Shares                 11.73%        13.48%          5.79%
NASDAQ-100 Index(R)(2)                    18.67%        16.20%          7.72%

(2) The NASDAQ-100 Index (R) is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market. Returns reflect no deduction for fees, expenses, or taxes.

                                                                   PROSPECTUS 57

INVERSE NASDAQ-100(R) STRATEGY FUND

      The performance information shown below for the Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2008 through June 30, 2008 is 11.63%.

                                  (BAR GRAPH)

YEAR              QUARTER RETURN
------            --------------
1999                  -54.31
2000                   23.53
2001                   15.13
2002                   35.46
2003                  -36.92
2004                  -11.59
2005                    1.16
2006                   -1.10
2007                  -11.70

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 9/30/2001) 51.31%              (quarter ended 12/31/1999) -35.88%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

                                                                       Since
                                                                     Inception
INVESTOR CLASS SHARES                  Past 1 Year   Past 5 Years    (9/3/1998)
------------------------------------   -----------   ------------   ------------
Return Before Taxes                      -11.70%        -13.20%        -12.90%
Return After Taxes on Distributions      -12.84%        -13.67%        -13.31%
Return After Taxes on Distributions
 and Sale of Fund Shares                  -7.62%        -10.90%         -9.90%
NASDAQ-100 Index(R)(2)                    18.67%         16.20%          6.02%

(2) The NASDAQ-100 Index(R) is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market. Returns reflect no deduction for fees, expenses, or taxes.

58

MID-CAP 1.5x STRATEGY FUND

      The performance information shown below for the H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2008 through June 30, 2008 is -8.78%.

                                  (BAR GRAPH)

YEAR              QUARTER RETURN
------            --------------
2002                 -27.40
2003                  50.89
2004                  21.73
2005                  13.89
2006                  10.81
2007                   2.71

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 27.12%               (quarter ended 9/30/2002) -25.72%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

                                                                       Since
                                                                     Inception
H-CLASS SHARES                         Past 1 Year   Past 5 Years    (8/16/2001)
------------------------------------   -----------   ------------   ------------
Return Before Taxes                       2.71%         18.94%         8.46%
Return After Taxes on Distributions       1.64%         18.54%         8.13%
Return After Taxes on Distributions
 and Sale of Fund Shares                  2.42%         16.71%         7.31%
S&P MidCap 400(R) Index(3)                7.98%         16.20%        10.01%

(3) The S&P MidCap 400(R) Index is an unmanaged modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. Returns reflect no deduction for fees, taxes or expenses.

                                                                   PROSPECTUS 59

INVERSE MID-CAP STRATEGY FUND

      The performance information shown below for the H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2008 through June 30, 2008 is 4.04%.

                                  (BAR GRAPH)

YEAR              QUARTER RETURN
--------          --------------
2005                  -8.50
2006                  -3.35
2007                  -1.52

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2006) 4.45%                 (quarter ended 3/31/2006) -5.68%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

                                                        Since
                                                      Inception
H-CLASS SHARES                         Past 1 Year   (2/20/2004)
------------------------------------   -----------   -----------
Return Before Taxes                      -1.52%         -6.85%
Return After Taxes on Distributions      -2.17%         -7.79%
Return After Taxes on Distributions
 and Sale of Fund Shares                 -1.00%         -6.25%
S&P MidCap 400(R) Index(3)                7.98%         11.17%

(3) The S&P MidCap 400(R) Index is an unmanaged modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. Returns reflect no deduction for fees, taxes or expenses.

60

RUSSELL 2000(R) 1.5x STRATEGY FUND

      The performance information shown below for the H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2008 through June 30, 2008 is -15.94%.

                                  (BAR GRAPH)

YEAR              QUARTER RETURN
---------         --------------
2001                  -7.25
2002                 -33.70
2003                  68.32
2004                  25.10
2005                   4.04
2006                  21.36
2007                  -6.88

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 36.24%               (quarter ended 9/30/2002) -32.32%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

                                                                        Since
                                                                     Inception
H-CLASS SHARES                         Past 1 Year   Past 5 Years    (11/1/2000)
-----------------------------------    -----------   ------------   ------------
Return Before Taxes                       -6.88%        19.88%         5.01%
Return After Taxes on Distributions       -6.95%        19.71%         4.90%
Return After Taxes on Distributions
 and Sale of Fund Shares                  -4.47%        17.65%         4.34%
Russell 2000(R) Index(4)                  -1.57%        16.25%         7.63%

(4) The Russell 2000(R) Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance. Returns reflect no deduction for fees, expenses or taxes.

                                                                   PROSPECTUS 61

RUSSELL 2000(R) FUND

      The performance information shown below for the H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2008 through June 30, 2008 is -9.95%.

                                  (BAR GRAPH)

YEAR              QUARTER RETURN
------            --------------
2007                  -3.02

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2007) 4.16%                (quarter ended 12/31/2007) -5.19%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

                                                        Since
                                                      Inception
H-CLASS SHARES                         Past 1 Year   (5/31/2006)
------------------------------------   -----------   ------------
Return Before Taxes                       -3.02%         3.68%
Return After Taxes on Distributions       -3.28%         3.39%
Return After Taxes on Distributions
 and Sale of Fund Shares                  -1.96%         2.97%
Russell 2000(R) Index(4)                  -1.57%         5.19%

(4) The Russell 2000 (R) Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance. Returns reflect no deduction for fees, expenses or taxes.

62

INVERSE RUSSELL 2000(R) STRATEGY FUND

     The performance information shown below for the H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2008 through June 30, 2008 is 8.48%.

                                  [BAR GRAPH]

YEAR                                           QUARTER RETURN
------                                         --------------
2005                                               -2.69
2006                                              -11.39
2007                                                5.10

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2006) 6.17%                (quarter ended 3/31/2006) -11.13%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

                                                                     Since
                                                                   Inception
H-CLASS SHARES                                  Past 1 Year       (2/20/2004)
--------------------------------------------------------------------------------
Return Before Taxes                                5.10%            -5.96%
Return After Taxes on Distributions                3.66%            -6.84%
Return After Taxes on Distributions and
   Sale of Fund Shares                             3.29%            -5.49%
Russell 2000(R) Index(4)                          -1.57%             8.75%

(4) The Russell 2000 (R) Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance. Returns reflect no deduction for fees, expenses or taxes.

                                                                   PROSPECTUS 63

EUROPE 1.25X STRATEGY FUND

     The performance information shown below for the H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2008 through June 30, 2008 is -16.85%.

                                  [BAR GRAPH]

YEAR                                           QUARTER RETURN
------                                         --------------
2001                                              -29.67
2002                                              -28.94
2003                                               42.77
2004                                               16.65
2005                                                6.66
2006                                               29.20
2007                                               13.05

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 27.02%               (quarter ended 9/30/2002) -29.14%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

                                                                      Since
                                                                    Inception
H-CLASS SHARES                        Past 1 Year   Past 5 Years    (5/8/2000)
--------------------------------------------------------------------------------
Return Before Taxes                     13.05%         21.01%         2.07%
Return After Taxes on Distributions     11.73%         19.93%         1.47%
Return After Taxes on Distributions
 and Sale of Fund Shares                 8.53%         17.94%         1.39%
Dow Jones STOXX 50(R) Index(5)          13.78%         19.73%         4.89%

(5) The Dow Jones STOXX 50 (R) Index is an unmanaged index that is a widely recognized indicator of European stock market performance. Returns reflect no deduction for fees, expenses or taxes. Stoxx and Dow Jones claim copyright and other proprietary interest in Dow Jones STOXX 50 (R) Index. The Dow Jones STOXX 50 (R) Index and the related trademarks have been licensed for certain purposes by the Advisor.

64

JAPAN 2X STRATEGY FUND

The Japan 2x Strategy Fund commenced operations on February 22, 2008 and therefore, does not have a performance history for a full calendar year.

GOVERNMENT LONG BOND 1.2X STRATEGY FUND

     The performance information shown below for the Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2008 through June 30, 2008 is 1.18%.

                                  [BAR GRAPH]

YEAR                                           QUARTER RETURN
------                                         --------------
1998                                               15.89
1999                                              -18.99
2000                                               21.26
2001                                                0.80
2002                                               19.03
2003                                               -1.68
2004                                                9.52
2005                                                8.32
2006                                               -3.14
2007                                               10.30

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 9/30/2002) 17.42%                (quarter ended 3/31/1999) -8.98%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

INVESTOR CLASS SHARES                Past 1 Year   Past 5 Years   Past 10 Years
--------------------------------------------------------------------------------
Return Before Taxes                     10.30%         4.52%           5.47%
Return After Taxes on Distributions      8.84%         3.13%           3.87%
Return After Taxes on Distributions
 and Sale of Fund Shares                 6.62%         3.03%           3.70%
Lehman Long Treasury Bond Index(6)       9.81%         5.63%           7.14%

(6) The Lehman Long Treasury Bond Index is an unmanaged index that is a widely recognized indicator of U.S. Government bond performance. Returns reflect no deduction for fees, expenses or taxes.

                                                                   PROSPECTUS 65

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

     The performance information shown below for the Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2008 through June 30, 2008 is -2.04%.

                                  [BAR GRAPH]

YEAR                                           QUARTER RETURN
------                                         --------------
1998                                               -4.58
1999                                               20.36
2000                                              -13.74
2001                                                1.42
2002                                              -16.73
2003                                               -1.91
2004                                               -8.71
2005                                               -4.95
2006                                                8.33
2007                                               -4.31

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2006) 8.01%                (quarter ended 9/30/2002) -13.08%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

INVESTOR CLASS SHARES                Past 1 Year  Past 5 Years  Past 10 Years
--------------------------------------------------------------------------------
Return Before Taxes                     -4.31%        -2.47%        -2.99%
Return After Taxes on Distributions     -5.51%        -2.94%        -3.25%
Return After Taxes on Distributions
 and Sale of Fund Shares                -2.80%        -2.35%        -2.63%
Lehman Long Treasury Bond Index(6)       9.81%         5.63%         7.14%

(6) The Lehman Long Treasury Bond Index is an unmanaged index that is a widely recognized indicator of U.S. Government bond performance. Returns reflect no deduction for fees, expenses or taxes.

HIGH YIELD STRATEGY FUND

     The High Yield Strategy Fund commenced operations on April 16, 2007 and therefore does not have a performance history for a full calendar year.

INVERSE HIGH YIELD STRATEGY FUND

     The Inverse High Yield Strategy Fund commenced operations on April 16, 2007 and therefore does not have a performance history for a full calendar year.

66

U.S. GOVERNMENT MONEY MARKET FUND

     The performance information shown below for the Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2008 through June 30, 2008 is 0.98%.

                                  [BAR GRAPH]

YEAR                                           QUARTER RETURN
------                                         --------------
1998                                                4.63
1999                                                4.28
2000                                                5.41
2001                                                3.33
2002                                                0.86
2003                                                0.24
2004                                                0.44
2005                                                2.31
2006                                                4.04
2007                                                4.21


Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2000) 1.45%                 (quarter ended 3/31/2004) 0.03%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2007)

INVESTOR CLASS SHARES              Past 1 Year   Past 5 Years   Past 10 Years
--------------------------------------------------------------------------------
Return Before Taxes                   4.21%          2.25%          2.97%

YIELD

Call 800.820.0888 for the U.S. Government Money Market Fund's current yield.

                                                                   PROSPECTUS 67

This page intentionally left blank.

68

FUND FEES AND EXPENSES


The tables below describe the fees and expenses that you may pay if you buy and hold Investor Class Shares or H-Class Shares of the Funds described in this Prospectus.

                                                                                Inverse S&P 500
                                                   Nova Fund     S&P 500 Fund    Strategy Fund
-----------------------------------------------------------------------------------------------
                                                Investor Class     H-Class      Investor Class
-----------------------------------------------------------------------------------------------
SHAREHOLDER FEES(1)                                  None           None             None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management Fees                                      0.75%          0.75%            0.90%

Distribution (12b-1) Fees                            None           0.25%            None

Total Other Expenses                                 0.52%          0.48%            0.51%

   Short Interest Expenses                           None           None             None

   Remaining Other Expenses                          0.52%          0.48%            0.51%
                                                -----------------------------------------------

Total Annual Fund Operating Expenses                 1.27%          1.48%            1.41%
                                                ===============================================

(1) The Funds will impose a wire transfer charge of $15 on redemptions under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver.

                                                                   PROSPECTUS 69

                    Inverse
                                               NASDAQ-100(R)   NASDAQ-100(R)    Mid-Cap 1.5x   Inverse Mid-Cap     Russell 2000(R)
                                                   Fund        Strategy Fund   Strategy Fund    Strategy Fund    1.5x Strategy Fund
------------------------------------------------------------------------------------------------------------------------------------
                                              Investor Class  Investor Class      H-Class          H-Class            H-Class
------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES(1)                                None            None            None             None               None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management Fees                                    0.75%           0.90%           0.90%            0.90%              0.90%

Distribution (12b-1) Fees                          None            None            0.25%            0.25%              0.25%

Total Other Expenses                               0.53%           0.57%           0.52%            0.50%              0.52%

   Short Interest Expenses                         None            None            None             None               None

   Remaining Other Expenses                        0.53%           0.57%           0.52%            0.50%              0.52%
                                              --------------------------------------------------------------------------------------

Total Annual Fund Operating Expenses               1.28%           1.47%           1.67%            1.65%              1.67%
                                              ======================================================================================

(1) The Funds will impose a wire transfer charge of $15 on redemptions under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver.

70

                                                                      Inverse
                                                Russell 2000(R)   Russell 2000(R)   Europe 1.25x
                                                      Fund         Strategy Fund    Strategy Fund
--------------------------------------------------------------------------------------------------
                                                    H-Class           H-Class          H-Class
--------------------------------------------------------------------------------------------------
SHAREHOLDER FEES(1)                                  None              None            None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management Fees                                      0.75%             0.90%           0.90%

Distribution (12b-1) Fees                            0.25%             0.25%           0.25%

Total Other Expenses                                 0.52%             0.74%           0.52%

   Short Interest Expenses                           None              None            None

   Remaining Other Expenses                          0.52%             0.74%           0.52%
                                                --------------------------------------------------

Total Annual Fund Operating Expenses                 1.52%             1.89%           1.67%
                                                ==================================================

(1) The Funds will impose a wire transfer charge of $15 on redemptions under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver.

(2) Because the Fund is new, "Total Other Expenses" is based on estimated amounts for the current fiscal year.

(3) Short Interest Expense occurs because the Fund short-sells the Long Treasury Bond to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the coupon rate of the Long Treasury Bond to the purchaser and records this as an expense. This expense is offset - in its entirety or in part - by the income derived from the short sale and/or by earnings on the proceeds of the short sale. Short Interest Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than as expenses, the expense ratio would have equaled 1.40% for the Inverse Government Long Bond Strategy Fund.

                                                                   PROSPECTUS 71

                                                               Government        Inverse          High     Inverse        U.S.
                                                               Long Bond        Government        Yield   High Yield   Government
                                                 Japan 2x    1.2x Strategy  Long Bond Strategy  Strategy   Strategy      Money
                                              Strategy Fund       Fund             Fund           Fund       Fund      Market Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                 H-Class     Investor Class   Investor Class    H-Class     H-Class  Investor Class
------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES(1)                              None            None             None           None        None        None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management Fees                                  0.75%           0.50%            0.90%          0.75%       0.75%       0.50%

Distribution (12b-1) Fees                        0.25%           None             None           0.25%       0.25%       None

Total Other Expenses                             0.44%(2)        0.47%            2.55%          0.49%       0.75%       0.43%

   Short Interest Expenses                       None            None             2.05%(3)       None        None        None

   Remaining Other Expenses                      0.44%           0.47%            0.50%          0.49%       0.75%       0.43%
                                              --------------------------------------------------------------------------------------

Total Annual Fund Operating Expenses             1.44%           0.97%            3.45%          1.49%       1.52%       0.93%
                                              ======================================================================================

(1) The Funds will impose a wire transfer charge of $15 on redemptions under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver.

(2) Because the Fund is new, "Total Other Expenses" is based on estimated amounts for the current fiscal year.

(3) Short Interest Expense occurs because the Fund short-sells the Long Treasury Bond to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the coupon rate of the Long Treasury Bond to the purchaser and records this as an expense. This expense is offset - in its entirety or in part - by the income derived from the short sale and/or by earnings on the proceeds of the short sale. Short Interest Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than as expenses, the expense ratio would have equaled 1.40% for the Inverse Government Long Bond Strategy Fund.

72

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in Investor Class Shares and H-Class Shares of the Funds, as applicable, with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Funds for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your costs based on these assumptions.

Fund                                                    1 Year   3 Years   5 Years  10 Years
---------------------------------------------------------------------------------------------
NOVA - INVESTOR CLASS SHARES                            $ 129    $  403    $  697   $ 1,534
S&P 500 - H-CLASS SHARES                                $ 151    $  468    $  808   $ 1,768
INVERSE S&P 500 STRATEGY - INVESTOR CLASS SHARES        $ 144    $  446    $  771   $ 1,691
NASDAQ-100(R) - INVESTOR CLASS SHARES                   $ 130    $  406    $  702   $ 1,545
INVERSE NASDAQ-100(R) STRATEGY  -
INVESTOR CLASS SHARES                                   $ 150    $  465    $  803   $ 1,757
MID-CAP 1.5X STRATEGY - H-CLASS SHARES                  $ 170    $  526    $  907   $ 1,976
INVERSE MID-CAP STRATEGY - H-CLASS SHARES               $ 168    $  520    $  897   $ 1,955
RUSSELL 2000(R) 1.5X STRATEGY - H-CLASS SHARES          $ 170    $  526    $  907   $ 1,976
RUSSELL 2000(R) - H-CLASS SHARES                        $ 155    $  480    $  829   $ 1,813
INVERSE RUSSELL 2000(R) STRATEGY - H-CLASS SHARES       $ 192    $  594    $1,021   $ 2,212
EUROPE 1.25X STRATEGY - H-CLASS SHARES                  $ 170    $  526    $  907   $ 1,976
JAPAN 2X STRATEGY - H-CLASS SHARES                      $ 147    $  456       N/A       N/A
GOVERNMENT LONG BOND 1.2X STRATEGY  -
INVESTOR CLASS SHARES                                   $  99    $  309    $  536   $ 1,190
INVERSE GOVERNMENT LONG BOND STRATEGY  -
INVESTOR CLASS SHARES                                   $ 348    $1,059    $1,793   $ 3,730
HIGH YIELD STRATEGY - H-CLASS SHARES                    $ 152    $  471    $  813   $ 1,779
INVERSE HIGH YIELD STRATEGY - H-CLASS SHARES            $ 155    $  480    $  829   $ 1,813
U.S. GOVERNMENT MONEY MARKET  -
INVESTOR CLASS SHARES                                   $  95    $  296    $  515   $ 1,143

                                                                   PROSPECTUS 73


MORE INFORMATION ABOUT THE FUNDS:
BENCHMARKS AND INVESTMENT
METHODOLOGY


The Domestic Equity Funds, International Equity Funds, Government Long Bond 1.2x Strategy Fund and Inverse Government Long Bond Strategy Fund seek to provide investment results that either match the performance of a specific benchmark on a daily basis or correlate to the performance of a specific benchmark over time.

The current benchmark used by each Fund is set forth below:


FUND                                      BENCHMARK
--------------------------------------------------------------------------------
NOVA FUND                                 150% OF THE PERFORMANCE OF THE S&P
                                          500(R) INDEX

S&P 500 FUND                              S&P 500(R) INDEX

INVERSE S&P 500                           INVERSE (OPPOSITE) OF THE PERFORMANCE
STRATEGY FUND                             OF THE S&P 500(R) INDEX

NASDAQ-100(R) FUND                        NASDAQ-100 INDEX(R)

INVERSE NASDAQ-100(R)                     INVERSE (OPPOSITE) OF THE PERFORMANCE
STRATEGY FUND                             OF THE NASDAQ-100 INDEX(R)

MID-CAP 1.5x STRATEGY                     S&P MIDCAP 400(R) INDEX (The Fund
FUND                                      seeks exposure to 150% of the
                                          performance of its benchmark)

INVERSE MID-CAP                           INVERSE (OPPOSITE) OF THE PERFORMANCE
STRATEGY FUND                             OF THE S&P MIDCAP 400(R) INDEX

RUSSELL 2000(R) 1.5x                      RUSSELL 2000(R) INDEX (The Fund seeks
STRATEGY FUND                             exposure to 150% of the performance
                                          of its benchmark)

RUSSELL 2000(R) FUND                      RUSSELL 2000(R) INDEX

INVERSE RUSSELL 2000(R)                   INVERSE (OPPOSITE) OF THE PERFORMANCE
STRATEGY FUND                             OF THE RUSSELL 2000(R) INDEX

EUROPE 1.25x                              DOW JONES STOXX 50(R) INDEX
STRATEGY FUND                             (The Fund seeks exposure to 125% of the
                                          performance of its benchmark)

JAPAN 2x STRATEGY FUND                    200% OF THE FAIR VALUE OF THE NIKKEI
                                          225 STOCK AVERAGE

74

FUND                                      BENCHMARK
--------------------------------------------------------------------------------
GOVERNMENT LONG BOND                      120% OF THE PRICE MOVEMENT OF THE
1.2x STRATEGY FUND                        LONG TREASURY BOND

INVERSE GOVERNMENT                        INVERSE (OPPOSITE) OF THE PERFORMANCE
LONG BOND STRATEGY FUND                   OF THE LONG TREASURY BOND


UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE


It is important to understand the effects of compounding when investing in any mutual fund, especially funds that use leverage as part of their investment strategy. The impact of leverage on a fund will generally cause the fund's performance to not match the performance of the index underlying the fund's benchmark over a period of time greater than one day. As a result, the use of leverage could cause the performance of a fund to be less than or greater than the performance of the index underlying the fund's benchmark multiplied by the amount of leverage employed, before accounting for fees and expenses. The following simple examples provide an illustration:


Example A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

Example B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. The next day, if the index decreases 10%, the value of your shares in Fund B would be expected to decrease $24 (20% of $120) to $96.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).

                                                                   PROSPECTUS 75

The examples demonstrate that over time, the cumulative percentage increase or decrease in the net asset value of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund's benchmark due to the compounding effect of losses and gains on the returns of the fund. It is also expected that a fund's use of consistently applied leverage will cause the fund to underperform the compounded return of twice its benchmark in a trendless or flat market.


The following graphs further illustrate the impact of leverage on fund performance in comparison to the performance of the fund's underlying index in three different markets. Each of the three graphs shows a simulated hypothetical of the one-year performance of an index compared with the performance of a fund that perfectly achieves its investment objective of exactly twice (200%) the daily index returns.

In order to isolate the impact of leverage, the hypothetical graphs assume: (i) no tracking error (see "Tracking Error Risk" under "Descriptions of Principal Risks"); (ii) no dividends paid by the companies included in the underlying index; (iii) no expenses; and (iv) borrowing and/or lending rates (required to obtain leverage) of zero percent. If tracking error, fund expenses, and borrowing and lending rates of greater than zero percent were included in the graphs, the fund's performance would be lower than that shown below. Each of the graphs also assumes an index volatility of 20%. An index's volatility is a statistical measure of the magnitude of the fluctuations in the returns of an index. The S&P 500(R) Index's index volatility may be more or less significant at any given time. The average of the most recent five-year historical volatility of the S&P 500(R) Index is 9.28%. The indices underlying the Funds' benchmarks have different historical volatilities, which may be more or less significant than the index volatilities assumed in the graphs below. The average five-year historical volatility for the period ended December 31, 2007 of the indices underlying the Funds' benchmarks is as follows: Dow Jones STOXX 50(R) Index - 10.84%; NASDAQ-100 Index(R) - 15.28%; Nikkei 225 Stock Average - 14.48%; Russell 2000(R) Index - 14.41%; S&P 500(R) Index - 9.28%; and S&P MidCap 400(R) Index - 11.02%. The hypothetical graphs are meant to demonstrate the effects of leverage only and are in no way indicative of the actual performance of any of the Funds.

76


                                  UPWARD MARKET
                               ONE YEAR SIMULATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

1x Index Performance             2x Fund Performance
               0                               0
        -0.66366                        -1.32732
    -0.348088315                     -0.70039326
     -1.01242775                    -2.024374777
    -0.662813543                    -1.332294555
     1.978164896                     3.914064678
     4.522010219                     9.098337365
     5.354057682                     10.83529199
     7.215979943                     14.75287623
     4.917805413                     9.833420421
     4.391904913                     8.732340382
     3.670525533                     7.229594198
     4.533727797                     9.015267185
     3.026665043                     5.871920971
     1.561213759                     2.860076563
     1.075537879                     1.876302218
    -0.763329381                    -1.830568914
    -0.990988228                    -2.280989898
     1.218100843                     2.079623209
     1.101801245                     1.845044235
    -1.736530723                    -3.873351309
     -1.54515279                    -3.498918787
      0.82258783                     1.142590217
     0.566972323                     0.629736599
     0.704638452                     0.905240692
    -0.148551386                    -0.804538068
     0.730400976                     0.941817878
    -0.694128355                    -1.913220499
     0.878578734                     1.193580155
     0.927403966                     1.291535541
     1.210353943                     1.859477181
     1.196096441                     1.830779292
     0.612346758                     0.655957591
     2.228482884                     3.889630885
     2.441455483                     4.322497421
     2.046287568                     3.517649353
     2.496117809                     4.430281653
     1.139581689                     1.666012098
     0.788526201                     0.960246642
    -0.202436667                     -1.02505584
     0.070549588                    -0.483583716
     0.532665379                     0.435530002
    -0.133645021                     -0.89580321
      0.48769348                     0.337389953
    -0.515907261                    -1.666809277
    -1.135225584                    -2.891116501
    -1.462586625                    -3.534210371
    -1.296886111                    -3.209776627
    -1.455482274                    -3.520821689
    -0.921410406                     -2.47506458
     -2.80865938                     -6.19037452
    -3.662028508                    -7.837727829
    -1.564654531                    -3.824798174
    -1.524436802                    -3.746209569
    -1.276997254                    -3.262495771
    -0.644478976                    -2.022901392
     1.746213571                     2.692148502
     2.395914018                      4.00362993
     3.122904528                     5.480439874
     2.098677528                      3.38515532
     1.462919273                     2.097617273
     2.567850464                     4.321303377
     1.973849272                     3.112991448
     2.560066339                     4.298522756
     2.310958194                     3.791861392
      2.93021573                     5.048303391
     5.990742765                      11.2953159
     3.784227482                     6.661424125
     5.454219487                     10.09400208
     6.560645157                     12.40421462
     8.769647331                     17.06449335
     8.729004465                     16.97700872
     11.42722344                     22.78281161
     10.54098702                     20.82970543
     10.15996329                     19.99672961
     11.04928467                      21.9341968
     11.40183284                     22.70840579
     11.12414149                      22.0966553
     12.45296397                     25.01671891
     13.85693923                     28.13838638
     12.99868562                     26.20657207
     10.73306197                     21.14568853
     10.34920581                     20.30578547
     10.90537685                     21.51849185
     9.691628402                      18.8586951
     10.72480288                     21.09773143
     9.346943434                     18.08385109
     9.799978755                     19.06231749
     9.603865013                     18.63700308
     11.17810533                     22.04496963
     10.77799756                     21.16653876
     11.06431437                     21.79287283
     10.05266285                     19.57412335
     10.33156932                     20.18019675
     9.441226652                     18.24056049
     7.581273005                     14.22156384
     8.159382492                     15.44914867
     5.646840036                     10.08538122
     4.862021356                      8.44979868
     4.707150636                     8.129459665
     5.368847475                     9.496107906
     7.891588421                     14.73921954
     8.662570923                     16.37904951
     9.004390772                     17.11123667
     8.560252382                      16.1568972
     5.323311337                     9.229996791
     6.618472096                     11.91639933
     5.799759511                     10.19760965
     5.132173608                      8.80693786
     6.232802334                     11.08513753
     6.290865996                     11.20656913
     5.622222046                     9.807434804
     4.646811387                     7.779313444
      5.93124635                     10.42508003
     7.100939173                      12.8637075
     7.849456926                     14.44129383
     8.016806929                     14.79645094
     8.830454329                     16.52588243
     8.470356121                     15.75476075
     7.860947966                     14.45409396
     4.969735256                     8.318209982
     7.151741143                     12.82143124
     8.034125016                     14.67957765
     7.739321496                     14.05370239
     5.944599878                     10.25388924
     8.634639214                     15.85280224
     9.606517287                     17.92571009
     9.041287438                      16.7094479
     10.64288587                     20.13790465
     10.22453405                     19.22939778
     11.99573209                     23.06119217
     11.30591678                     21.54525057
     9.552403364                     17.71560281
     6.891156381                     11.99650797
     6.168422517                     10.48200159
     8.525573833                     15.38784439
     9.676596069                     17.83545134
     9.828454284                     18.16176127
     11.19702665                     21.10658869
     11.05200349                     20.79069426
     9.893397939                     18.27027564
     9.587685495                     17.61224348
     8.504959162                     15.28822554
      6.81076273                     11.68800484
     8.221839716                      14.6390253
     7.986835991                     14.14114801
     9.279222444                     16.87323053
     10.45102355                     19.37969384
      10.3719616                     19.20878748
     9.560396566                     17.45570305
     8.845843659                     15.92361086
     8.147488727                     14.43607908
     6.655702267                     11.27901653
     8.259804029                     14.62628935
     8.416640007                     14.95840756
      7.92584872                     13.91759713
      9.32089824                     16.86259485
     9.978911659                     18.26941014
     9.199557099                     16.59320145
     8.878117283                     15.90679395
     7.634838062                     13.25971459
     6.790528865                     11.48285088
     6.509808602                     10.89674094
     7.816790463                     13.61836876
     8.065329728                     14.14219489
     6.289059904                     10.38988437
     4.467584284                     6.606381476
     2.919479153                     3.446781542
     5.605986317                     8.847324219
     5.101411475                     7.807200958
     6.630637012                     10.94439051
       7.4792676                     12.71031456
     6.471337776                     10.59634244
      4.82018027                     7.166086284
     2.188250363                     1.784419763
     2.780840027                     2.964915463
     3.838146529                     5.083315634
     5.220959126                     7.882104663
     6.635865363                     10.78348599
     7.361629063                      12.2914708
     5.712017632                     8.840753899
     3.728331621                     4.755960405
     1.579184319                     0.415082918
     1.387067607                     0.035252825
     0.271505702                    -2.166122948
     0.605510088                     -1.51435366
     2.118214538                     1.447306697
     1.255621979                    -0.266544102
     0.990311999                    -0.789187304
    -0.106846751                    -2.944839843
     1.245506758                    -0.316974326
     1.790379702                     0.755953952
     1.986489047                     1.144186794
     1.854508332                      0.88240541
     2.090861718                     1.350600653
     1.915091882                     1.001609995
     0.715245505                    -1.376573914
    -0.887839058                     -4.51615206
    -2.615859584                    -7.845673838
    -3.855170155                    -10.19118575
    -3.468187215                    -9.468224792
    -1.135978618                    -5.093729414
     0.827856303                    -1.323293096
     1.721957401                     0.426758036
     0.463046457                    -2.059005079
      -0.4744546                    -3.886936632
    -1.314997594                    -5.510382385
     -0.77012809                    -4.466971334
    -0.221466282                     -3.41052889
     1.691787102                     0.293677328
     1.580037997                     0.073251883
     1.810451997                     0.527244198
     0.934841386                    -1.201904824
    -0.789933184                    -4.578428525
     -0.67231965                    -4.352183979
    -0.697373071                    -4.400434476
    -0.094526683                    -3.239702791
      2.01577663                     0.848032725
      1.10048088                    -0.961604544
    -0.419969252                    -3.940481403
     1.249290804                    -0.719989982
     3.874887413                     4.429068457
     1.500930736                    -0.344175404
     2.578667619                     1.772115687
     3.292358699                     3.188274677
     4.975197806                     6.550561419
     6.041745816                     8.715668827
      5.87019148                     8.363908409
     7.912109863                     12.54393781
     8.896214349                     14.59662669
     8.575569446                     13.92176716
     6.894819631                     10.39474925
     5.583647773                      7.68654526
     7.441497639                     11.47625016
     6.404117747                     9.323576884
      6.43607516                      9.38924537
     7.551205919                     11.68138762
     9.848069473                     16.45152305
      11.5734531                     20.10973119
     12.21073835                     21.48181672
     14.13279609                     25.64354079
      16.2407147                      30.2845619
      12.9289005                       22.860687
     12.15495357                     21.17666013
     11.30968655                      19.3501401
     12.93803595                      22.8420865
     13.39367316                     23.83327472
     14.35987797                     25.94359186
     15.26962224                     27.94737959
     15.88450498                     29.31239901
     16.41800248                     30.50302999
     17.19490638                     32.24482783
     15.70782021                     28.88871859

                               [GRAPHIC OMITTED]


                                   FLAT MARKET
                               ONE YEAR SIMULATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

1x Index Performance             2x Fund Performance
               0                               0
        -0.84442                        -1.68884
     0.258090894                     0.497403576
    -1.460834074                    -2.948652393
     1.929110312                     3.728868528
     0.888312166                     1.610517575
     1.021676426                     1.879155462
     0.996567489                     1.828511333
    -0.436371811                    -1.060974504
     1.264473649                     2.319376241
     2.378990446                     4.571630351
      1.03997563                     1.836245644
     2.322375001                     4.421256903
     2.914647604                     5.630100026
     2.107138113                     3.972467992
     2.779534039                     5.341826985
     2.544970587                      4.86100475
      3.16543944                     6.129969713
     2.888182322                     5.559521125
     1.930097857                     3.593601716
     1.812246278                     3.354051871
     1.369902611                     2.455967173
     0.959090944                     1.625541068
     3.009771999                     5.753977048
     2.240206594                     4.173843425
     2.052984328                      3.79231714
     1.861961552                     3.403760222
     0.581862281                     0.804810113
     0.560612351                     0.762216048
     2.916747499                     5.483933492
     0.756113302                     1.054874093
    -0.133099701                    -0.728825279
     -1.55330689                     -3.55229603
    -2.803087659                    -6.001103234
    -3.289830357                    -6.942558585
    -2.837497551                    -6.072062055
    -3.363331298                    -7.088719269
    -4.186443787                    -8.671481519
    -4.987627163                     -10.1988414
    -3.812989198                    -7.978417949
    -3.644152138                    -7.655366983
    -2.559281647                    -5.575950536
    -3.284659586                    -6.981792439
    -2.732734153                    -5.920138429
    -3.265379428                    -6.950519889
    -3.186586177                    -6.798936703
    -2.461773192                    -5.403399902
    -2.523575363                    -5.523276497
    -2.036622136                    -4.579340657
    -1.966433335                    -4.442606669
    -3.535166469                    -7.500825485
    -3.103032954                    -6.672088381
    -3.400651989                    -7.245401742
    -3.862493471                    -8.132321211
    -4.759177608                    -9.846039265
    -5.453530824                    -11.16057417
    -6.833720181                    -13.75433004
    -6.350932519                    -12.86047992
    -5.557228578                    -11.38341277
    -5.972918436                    -12.16350459
    -4.584702604                    -9.569868551
    -5.227849416                    -10.78895715
    -6.062640427                    -12.36057025
    -6.686074501                    -13.52384346
    -7.087399032                    -14.26767677
    -4.091989689                     -8.73982803
    -2.690006395                    -6.071745643
    -3.839723969                    -8.291270293
    -4.303803077                    -9.176461294
     -3.50205077                    -7.654603915
    -1.092689974                    -3.043244216
     0.955680417                     0.972704609
    -1.406985372                    -3.753423803
      0.15571391                    -0.702407338
    -1.270503456                    -3.530402777
    -0.092759292                    -1.228831126
     2.153754923                      3.21310588
    -0.429304924                     -2.00658731
     0.320890564                    -0.529963772
     3.616833102                     6.006013369
     3.011596819                     4.767629919
     4.037942562                     6.855313527
     3.763386432                     6.291331183
     2.308001174                      3.30964676
     0.608972198                    -0.121679847
     1.504593269                     1.656553765
     5.796511986                     10.25324189
     7.101723554                     12.97363038
     8.222328888                     15.33771657
     7.700740552                     14.22595325
      8.70260515                     16.35108142
     7.350018635                     13.45556841
     9.100145988                     17.15490067
     9.143715132                     17.24847229
     10.63560057                     20.45381103
     11.01391901                     21.27759464
     12.11338976                     23.67983698
      11.7005322                     22.76893498
     11.87481855                     23.15204772
     11.90408724                      23.2164858
     12.13168896                     23.71770582
     12.88244426                     25.37436013
     13.88102493                     27.59253346
     14.46841187                     28.90875252
     13.27977188                     26.23157554
     12.62762024                     24.77814518
     11.56369468                     22.42073664
     10.71641305                     20.56126359
      9.82013047                     18.60930439
     9.735989581                     18.42755461
     8.937682204                     16.70448106
     8.190249873                     15.10303883
     9.692471492                     18.29945022
     9.360629827                     17.58369123
     9.704208118                     18.32251659
     10.52413737                     20.09120157
     10.16217082                      19.3046042
     11.03798211                     21.20159513
     10.83504909                     20.75857906
     11.84101017                     22.95063709
     10.75039256                     20.55273082
      10.7533198                     20.55910347
      11.2269896                     21.59031782
       12.659482                     24.72224123
     11.40332877                     21.94093525
      10.5996763                     20.18159582
     9.420241351                     17.61836275
     9.010593852                     16.73768349
     9.722171404                      18.2617173
     10.94491528                     20.89753446
     11.32814121                     21.73274298
     12.05855401                     23.33009569
     13.10611099                     25.63594916
     12.16820119                     23.55232719
      13.0076007                     25.40151016
     10.31338649                     19.42211536
     12.28325264                     23.68715678
     9.106647137                     16.68869008
     9.255512246                     17.00711018
     8.830289793                     16.09632683
     8.373561716                     15.12188392
     7.552209329                     13.37688943
     7.216259248                     12.66860133
     4.751786313                     7.489000386
     3.287984851                     4.484897803
     2.512292084                     2.915534638
     2.632159708                     3.156212907
     0.602608749                    -0.923615313
     0.038308596                    -2.035093827
     0.309912604                    -1.503144386
     0.030860458                    -2.051161192
    -0.261739812                    -2.624181489
     0.369074763                     -1.39243581
     1.184864565                     0.210509032
     2.838528807                      3.48598973
     4.285878261                     6.398913369
     6.253127069                     10.41313157
     6.285748904                     10.48092965
     8.330048998                     14.73091005
     7.061395795                     12.04368268
     6.736239629                     11.36310694
      5.67343487                     9.145355212
     6.514658816                     10.88308024
     8.128568927                      14.2432811
     6.448467223                      10.6930569
     3.239684627                     4.019593887
     4.866122618                     7.297043251
     6.139407079                     9.902644649
     5.335528438                     8.237883349
     4.742858087                     7.019882448
     3.592257791                     4.668655631
     3.056312886                     3.585628117
     2.775463822                      3.02104501
     4.176704496                     5.830222865
     3.701606635                     4.864945402
     4.881730918                     7.251671559
     6.052211036                     9.645528869
     7.722215203                     13.09870515
      9.88753945                      17.6454993
     9.258433287                     16.29845833
     8.739739801                     15.19422773
     9.443220674                      16.6847028
     9.265594326                     16.30594426
     9.356017069                     16.49844223
     9.059454486                     15.86657798
     8.703571674                     15.11038634
     11.15711999                      20.3066994
     12.85126566                     23.97388821
     11.36501449                       20.708416
     12.16527235                     22.44321321
     10.63870299                     19.11030895
     8.799998384                      15.1513205
      9.71611613                      17.0905148
     8.646285253                     14.80703899
      7.44226712                     12.26245578
     4.890620718                     6.930213657
     6.339999316                     9.885337042
     6.492437705                      10.2003783
     7.140337696                     11.54129651
     6.521045116                      10.2518345
     6.415286761                     10.03290964
     6.914236116                     11.06473225
     5.307849719                     7.727237043
     1.722959898                     0.392735836
     0.803547098                    -1.422043571
     1.547658722                     0.033321946
     3.800696626                     4.472200574
      2.55571107                     1.966121427
      1.99561331                     0.852365876
     2.041617411                     0.943342778
     3.727957181                     4.279722143
      1.55931678                    -0.080630158
     1.117543908                    -0.949908692
     0.170901685                    -2.804482982
    -2.084446166                    -7.181197113
    -2.684923092                    -8.319638294
    -2.767314901                    -8.474880651
    -2.698570421                    -8.345462301
    -2.047312492                    -7.118537998
    -3.785874743                    -10.41564414
    -5.035215159                    -12.74214986
    -5.470115888                    -13.54136196
    -6.693427118                    -15.77908443
    -4.729323759                    -12.23338388
    -3.416493841                    -9.814535943
    -3.250766202                    -9.505037467
    -4.167049171                    -11.21913875
    -4.438457671                    -11.72201131
    -4.035962011                    -10.97837518
    -3.593308693                    -10.15711509
    -2.299338082                    -7.745372684
    -1.834966836                    -6.868400196
    -1.614429272                    -6.449941292
    -1.798853025                    -6.800660462
    -2.040103782                    -7.258586097
    -2.666645483                    -8.444915715
    -3.181791995                    -9.414044594
    -4.110820792                    -11.15249778
    -4.139737132                    -11.20608349
    -5.661998107                    -14.02617828
    -3.934480616                    -10.87747303
    -4.080538632                    -11.14847681
    -5.137187418                    -13.10605357
    -6.907896678                    -16.34997838
    -6.704536978                    -15.98451143
    -5.761972915                    -14.28689447
      -3.8730659                    -10.85082749
    -2.869212328                    -8.988857877
    -3.304173708                    -9.803971868
    -2.857477669                    -8.970632725
     -1.77686425                    -6.945411362
    -1.897275992                    -7.173562603
    -0.189503773                    -3.941717358

                                 DOWNWARD MARKET
                               ONE YEAR SIMULATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

1x Index Performance            2x Fund Performance
               0                               0
          1.0876                          2.1752
     0.833779145                     1.662096581
    -1.693014526                    -3.433004376
    -2.544215391                    -5.105274352
     -4.12027034                    -8.174549359
    -5.432767959                    -10.68854655
    -5.262915753                    -10.36772194
    -5.788536044                    -11.36231755
    -5.385442875                    -10.60382718
    -5.092440514                    -10.05014304
    -3.785088882                    -7.572024482
    -4.448856311                    -8.847308717
    -3.609210191                    -7.245318398
    -3.446782071                     -6.93271657
    -2.204142156                    -4.537164695
    -3.708144654                    -7.473410583
    -4.859217493                    -9.685536283
    -3.545894131                    -7.192134569
    -3.052155209                    -6.241986204
    -2.894886415                    -5.937797704
    -2.698840901                    -5.557993344
    -2.072669022                    -4.342449164
    -1.737169986                    -3.687003626
    -1.666384391                     -3.54824164
    -1.752535455                     -3.71724634
     -0.51894029                     -1.29939383
    -0.771005399                    -1.799569022
    -0.806391451                    -1.869607533
    -1.164480378                    -2.578108967
    -0.223892388                    -0.723839146
    -0.487241447                    -1.247898144
     0.553562495                     0.817798323
    -0.661627308                    -1.618967863
     -1.32821759                    -2.939300342
    -3.057045889                     -6.34050138
    -2.702816335                    -5.656037764
    -3.051947819                    -6.333106643
    -2.444471324                    -5.159273136
    -3.657769434                    -7.518341376
     -3.25165803                    -6.738665505
    -2.183556335                    -4.679455239
    -3.170132985                    -6.602261268
     -3.54246319                    -7.320527238
    -1.435637671                     -3.27191715
     0.798225037                      1.11257339
     1.416974941                     2.353932453
     1.250002034                     2.016901425
     1.020529029                     1.554479214
      0.29883837                     0.103468815
     3.155549884                     5.805762812
     3.585553794                     6.687865457
     6.005105159                     11.67189578
     7.058594495                     13.89150871
     6.994352915                     13.75482524
     9.037731067                     18.09980454
     5.772160059                     11.02586245
     4.870674516                     9.133337803
     5.625260967                     10.70385384
      4.31508523                     7.957512635
     4.235268543                     7.792305253
     5.092134568                     9.564518544
     6.542616209                     12.58893751
     5.239813098                     9.835462458
     1.377406718                     1.773319843
     2.384084366                     3.794537975
     2.860221551                     4.759930972
      4.58714181                     8.277559935
     5.685934322                     10.55268802
     5.982277682                      11.1726675
     4.619875502                     8.314418217
     5.141468354                     9.394442944
     5.974420094                     11.12773226
     6.208867304                     11.61942802
     6.794619828                     12.85061263
     8.680719609                     16.83672197
     9.008120277                     17.54066322
     10.83836662                      21.4876787
      9.21558209                     17.93027649
     9.513500355                      18.5736569
     9.385971884                     18.29749886
     9.676872938                     18.92669959
      10.3996874                     20.49424864
     9.760418011                     19.09880474
     11.60252711                     23.09647522
     8.968930672                     17.28681398
     9.141820777                      17.6589885
     9.580920151                     18.60571978
     8.246443705                     15.71695887
     8.270135604                     15.76761281
     8.023669468                     15.24054602
     8.750755182                     16.79186816
     9.046546361                     17.42719256
     7.278138519                       13.618559
     4.007979022                     6.691689931
     6.609322586                     12.02862165
     4.638862476                     7.887371617
     5.091467412                     8.820683692
     5.807497616                     10.30356138
     3.421009507                      5.32776773
     2.948540967                     4.365408982
     3.935055656                     6.365592918
     3.332419416                     5.132134956
     4.622111343                     7.756443309
     5.813757191                     10.21113509
     5.450064727                     9.453521703
      7.39488027                      13.4908243
     7.860028976                     14.47392722
     9.423783676                     17.79321321
     9.248399235                     17.41561529
     8.808390383                     16.46980903
     8.359338155                     15.50846722
     6.451455289                     11.44095206
     5.339463387                     9.112727687
     6.138463216                     10.76796777
     7.119214458                     12.81502627
     5.735127088                     9.899660363
     6.676000543                     11.85552264
     5.327722572                     9.028038737
      2.69537213                     3.578381249
      3.41322305                     5.026427734
     0.341540086                    -1.212772232
    -0.742549913                    -3.347366649
     0.137992704                    -1.632497637
    -0.815220849                    -3.505218147
    -1.229297465                    -4.310910978
    -1.792408994                    -5.401996246
    -0.243871699                      -2.4187536
     0.602509172                     -0.76289743
     -0.17056075                    -2.288052612
     2.801860804                     3.530693855
      5.05126832                      8.06140408
     2.595589872                     3.009317316
     3.143809406                      4.11017789
     2.080499875                     1.963634243
     0.349929161                     -1.49354474
     0.349465404                    -1.494455215
     0.319620469                    -1.553048284
     0.609423789                    -0.984261175
    -0.792065485                    -3.742839659
     0.627203226                    -0.988729787
     1.635689057                     0.995852113
     1.517212334                     0.760390383
     0.150892174                    -1.951877805
     1.180643647                      0.06438378
     0.919142273                     -0.45284902
     0.926982278                     -0.43738218
     2.106818701                     1.890391825
     3.547443806                     4.765534901
     3.965589093                     5.611663267
     4.435149677                     6.565653421
      3.18861173                     4.021718143
     4.732210173                     7.133839906
     4.494583261                     6.647687968
     2.264459865                     2.095538054
     1.931599275                     1.430916521
     2.770628848                     3.100733127
     3.277986888                     4.118708526
     3.694744549                     4.959008975
     4.471874442                     6.532218568
     6.082099443                     9.816180738
     5.836816413                     9.308346792
     3.534759819                      4.55321509
     4.354506633                     6.208836161
     4.600418028                     6.709398406
     4.876416691                     7.272525243
     6.611911635                     10.82281674
     8.647666087                     15.05514011
     8.316670973                     14.35410914
     7.605247078                     12.85195356
     6.729232761                     11.01449806
     6.112167029                     9.730815212
      7.75160001                      13.1214974
     7.831815688                       13.289924
     7.389586629                     12.36069738
     7.504074667                     12.60027286
     5.917529533                      9.27676321
     6.860862827                     11.22326648
     7.614370829                     12.79180372
     8.862374687                     15.40789682
     9.287710871                      16.3097172
      9.88231252                     17.57532976
     8.993968964                     15.67425425
     6.289065637                     9.932878317
     5.872083003                     9.070322967
     6.044442754                     9.425455939
     7.869891792                     13.19275554
     7.105892496                     11.58935752
     5.271704087                      7.76742202
     5.662441071                     8.567422701
      4.44087759                     6.057126753
     4.648652272                     6.479106849
     2.829021506                     2.776189429
      2.09201506                     1.302933864
     3.542232134                     4.180950216
     3.672892077                     4.443882098
     5.314863342                     7.752246507
     7.351652799                      11.9201034
     8.319556771                     13.93829147
     7.407917717                     12.02043658
     6.680540558                     10.50320938
     7.538998867                     12.28164803
     5.853755216                     8.762516619
     3.592083882                     4.114876759
     0.101859392                    -2.900800097
     2.513913796                     1.778604545
     4.225076045                     5.176381479
     5.623880791                     7.999525911
     3.426059079                     3.505017641
     3.368751734                      3.39031545
     3.307658734                     3.268103962
     3.142397473                      2.93770799
     3.346433763                     3.344970738
     0.282832081                    -2.782145887
     0.407563868                    -2.540306753
    -0.192752875                    -3.705690781
    -0.706939851                    -4.697868826
     0.129991424                    -3.091284559
     1.511585045                    -0.416991648
    -0.839524776                     -5.02987576
    -0.237769432                    -3.877223363
     2.080704806                     0.590563296
     0.829501608                    -1.875313773
    -0.488743296                    -4.441078069
    -3.683850727                     -10.5774898
    -3.640704944                    -10.49737438
    -4.601079495                    -12.28144812
    -3.392947565                    -10.05971264
    -3.333047329                    -9.948179487
    -3.644256916                    -10.52800515
    -3.260741787                    -9.815772281
    -4.050453374                    -11.28817409
    -3.386146688                    -10.05978144
    -4.310229211                    -11.78028386
    -4.834245533                    -12.74650148
    -5.988130306                    -14.86239882
    -7.497396862                    -17.59599691
    -8.280116889                    -18.99053634
     -8.35777428                    -19.12771452
    -10.16596704                    -22.31909665
    -11.09485094                    -23.92553774
    -12.21221085                    -25.83774542
    -12.43714072                    -26.21778248
    -14.21396626                    -29.21215999
    -12.62572363                    -26.59102785
    -13.51204829                    -28.08034908
    -13.80646193                    -28.56999245
    -12.19834909                    -25.90465314
    -12.84604431                    -26.99782625
    -13.27799674                      -27.721453
    -13.78505163                    -28.56666387
     -15.5676319                    -31.52057519
    -15.81726464                    -31.92550772

                                                                   PROSPECTUS 77

ADVISOR'S INVESTMENT METHODOLOGY

The Advisor develops and implements structured investment strategies designed to achieve each Fund's objective. The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.


With the exception of the High Yield Strategy Fund and Inverse High Yield Strategy Fund, the Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

DOMESTIC EQUITY FUNDS, INTERNATIONAL EQUITY FUNDS, GOVERNMENT LONG BOND 1.2X STRATEGY FUND AND INVERSE GOVERNMENT LONG BOND STRATEGY FUND. The Advisor's primary objective for the Funds is to correlate with the performance of the index underlying each Fund's benchmark. The following Funds -- the Mid-Cap 1.5x Strategy Fund, Nova Fund, Russell 2000(R) 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, and Government Long Bond 1.2x Strategy Fund -- are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Inverse S&P 500 Strategy Fund,

78

Inverse NASDAQ-100(R) Strategy Fund, Inverse Mid-Cap Strategy Fund, Inverse Russell 2000(R) Strategy Fund, and Inverse Government Long Bond Strategy Fund, the Advisor uses short selling techniques to produce returns that move inversely to the performance of their respective underlying indices.


HIGH YIELD STRATEGY FUND AND INVERSE HIGH YIELD STRATEGY FUND. The Advisor's primary objective for the High Yield Strategy Fund and Inverse High Yield Strategy Fund is to correlate with the performance of the high yield bond market. The Advisor seeks to create portfolios that will correlate highly with the performance of the high yield bond market by investing in credit default swaps, bond futures and other financial instruments that have risk and return characteristics similar to a portfolio of high yield securities. A high yield bond is a bond that is rated below investment grade. Generally, high yield bonds are those bonds rated BB+ and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's Investor Services, Inc. Investors are subject to credit risk when investing in high yield bonds as issuers of the debt may be unable to make their interest and principal payments. High yield bonds typically pay higher yields because they tend to have a higher risk of defaulting than investment grade bonds. Investors are also subject to interest rate risk when investing in high yield bonds as fixed income securities will generally decrease when interest rates rise. However, the prices of high yield bonds may not necessarily move inversely with changes in interest rates due to changes in credit risk and/or other risks. The Funds will primarily invest in credit default swaps to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk. A buyer of credit default swaps is buying credit protection or mitigating credit risk. The High Yield Strategy Fund will generally be a seller of credit protection and the Inverse High Yield Strategy Fund will generally be a buyer of credit protection. To manage interest rate risk, the Funds invest in bond futures. The High Yield Strategy Fund will typically buy bond futures, whereas the Inverse High Yield Strategy Fund will typically sell bond futures short. Additionally, the Advisor evaluates the relative liquidity of underlying securities to determine the optimal mix of assets for each Fund.

In response to market, economic, political or other conditions, the Advisor may temporarily use a different investment strategy for defensive purposes. If the Advisor does so, different factors could affect the Funds' performance and the Funds may not achieve their respective investment objectives

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

                                                                   PROSPECTUS 79

INVESTING WITH RYDEX:

SHAREHOLDER INFORMATION

Investor and H-Class Shares are offered directly through Rydex Fund Services Inc. and also through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. Certain account types may be opened online via the website. For more information on opening an account, call Rydex Client Services at 800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

80

MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

The minimum initial investment amounts for accounts held through a third party (e.g., a brokerage account) are:

-  $1,000 for retirement accounts

-  $2,500 for all other accounts

Accounts held directly at Rydex are subject to a minimum account balance of $25,000 FOR NON-MANAGED ACCOUNTS (INCLUDING RETIREMENT ACCOUNTS) and $15,000 FOR ACCOUNTS MANAGED BY FINANCIAL INTERMEDIARIES. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

To open an IRA account with Rydex directly, you must transfer an existing IRA (or multiple IRAs) in order to meet the minimum investment amount requirements.


There are no minimum amounts for subsequent investments in the Funds except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures." Rydex reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.


TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

-  Attach a copy of the trust document when establishing a trust account.

- When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

- You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

-  BE SURE TO SIGN THE APPLICATION.

                                                                   PROSPECTUS 81

- If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION

TRANSACTION INFORMATION


This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). However, as recommended by the Securities Industry and Financial Markets Association ("SIFMA"), the Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund, and Inverse High Yield Strategy Fund also will not accept transaction orders and will not calculate net asset value ("NAV") on Veterans' Day and Columbus Day and will typically close early (half day) on the business day proceeding a federal holiday. On any day that the NYSE or U.S. Government Bond Market close early - such as on days in advance of holidays generally observed by the NYSE or as otherwise permitted by the U.S. Securities and Exchange Commission - the Funds reserve the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The U.S. Government Bond Market and NYSE holiday schedule is included in the SAI and Rydex will post advance notice of early closings at www.rydexinvestments.com.


Notwithstanding the foregoing, the U.S. Government Money Market Fund reserves the right to accept orders to purchase or redeem shares on any day that is not a Business Day and the Federal Reserve Bank of New York or National Securities Clearing Corporation remains open. In addition, the U.S. Government Money Market Fund may designate special hours of operation on any such day. In the event that the U.S. Government Money Market Fund invokes the right to accept orders to purchase or redeem shares on any day that is not a Business Day and/or adopt special hours of operation, the U.S. Government Money Market Fund will post advance notice of these events at www.rydexinvestments.com.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current

82

day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

                                                MORNING              AFTERNOON
METHOD           FUND                           CUT-OFF TIME         CUT-OFF TIME
-------------    ---------------------------    -----------------    ------------------------
By Mail          All Funds                      Not Available        Market Close

By Phone         Domestic Equity Funds -        Not Available        3:45 P.M., Eastern
                 except for the S&P 500                              Time
                 Fund and Russell 2000(R)
                 Fund

                 S&P 500 Fund and Russell       10:30 A.M.,          3:45 P.M., Eastern
                 2000(R) Fund                   Eastern Time         Time

                 International Equity Funds     Not Available        3:45 P.M., Eastern
                                                                     Time

                 Fixed Income Funds -           Not Available        3:45 P.M., Eastern
                 except for the High Yield                           Time
                 Strategy Fund and Inverse
                 High Yield Strategy Fund

                 High Yield Strategy Fund       Not Available        3:30 P.M.,
                 and Inverse High Yield                              Eastern Time
                 Strategy Fund

                 U.S. Government Money          Not Available        1:00 P.M., Eastern Time
                 Market Fund**

                                                                   PROSPECTUS 83

                                                MORNING              AFTERNOON
METHOD           FUND                           CUT-OFF TIME         CUT-OFF TIME
-------------    ---------------------------    -----------------    ------------------------
By Internet      Domestic Equity Funds -        Not Available        3:50 P.M.,
                 except for the S&P 500                              Eastern Time
                 Fund and Russell 2000(R)
                 Fund

                 S&P 500 Fund and Russell       10:30 A.M.,          3:50 P.M.,
                 2000(R) Fund                   Eastern Time         Eastern Time

                 International Equity Funds     Not Available        3:50 P.M.,
                                                                     Eastern Time

                 Fixed Income Funds -           Not Available        3:50 P.M.,
                 except for the High Yield                           Eastern Time
                 Strategy Fund and Inverse
                 High Yield Strategy Fund

                 High Yield Strategy Fund       Not Available        3:45 P.M., Eastern
                 and Inverse High Yield                              Time
                 Strategy Fund

                 U.S. Government Money          Not Available        1:00 P.M., Eastern Time
                 Market Fund**

By Financial     All Funds - except for the     Not Available        Market Close*
Intermediary     S&P 500 Fund and Russell
                 2000(R) Fund

                 S&P 500 Fund and Russell       10:30 A.M.,
                 2000(R) Fund                   Eastern Time*


* Each financial intermediary may have its own rules about share transactions, and may have earlier cut-off times for processing your transaction order.


** To receive the current Business Day's dividend for the U.S. Government Money Market Fund, the Fund must receive your wire purchase order by 1:00 p.m., Eastern Time. All redemption orders received prior to 1:00 p.m., Eastern Time will not receive the current Business Day's dividend. All redemption orders received after 1:00 p.m., Eastern Time are entitled to receive the current Business Day's dividend.

EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

84

      CALCULATING NAV

      The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV.

      Each Fund calculates its NAV by:

      - Taking the current market value of its total assets

      - Subtracting any liabilities

      - Dividing that amount by the total number of shares owned by shareholders


      The Funds, except for the S&P 500 Fund and Russell 2000(R) Fund, calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). The S&P 500 and Russell 2000(R) Funds, calculate NAV twice each Business Day, first in the morning and again in the afternoon, on each day that the NYSE is open for trading. The S&P 500 and Russell 2000(R) Funds' morning NAV is calculated as of 10:45 a.m., Eastern Time and the Funds' afternoon NAV is calculated as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time).

      If the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE - the Funds will calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI. For more information on these early closings, please call 800.820.0888 or visit the Rydex web site-www.rydexinvestments.com.

      In calculating NAV, the Funds, except for the International Equity Funds, generally value their investment portfolios based on the market price of the securities as of the time the Funds determine NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

      The International Equity Funds generally value their assets at fair value using procedures approved by the Board of Trustees because of the time difference between the close of the relevant foreign exchanges and the time the Funds price their shares at the close of the NYSE. As such, the value assigned to the Funds' securities may not be the quoted or published prices of those securities on their primary markets or exchanges.

                                                                   PROSPECTUS 85

      The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

      The U.S. Government Money Market Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Funds' Board of Trustees.

      More information about the valuation of the Funds' holdings and the amortized cost method can be found in the SAI.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

BUYING FUND SHARES

The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order.

PURCHASE PROCEDURES


The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept

86

cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds. Any payment instrument refused will generally be returned to you within twenty-four (24) hours of Rydex's refusal to accept such instrument, but in no event later than seventy-two (72) hours after such refusal.

Retirement contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.


You may buy shares and send your purchase proceeds by any of the following methods:

                          INITIAL PURCHASE                   SUBSEQUENT PURCHASES
                    -------------------------------   ----------------------------------
BY MAIL             Complete the account              Complete the Rydex investment
IRA and other       application that corresponds to   slip included with your quarterly
retirement          the type of account you are       statement or send written purchase
accounts require    opening.                          instructions that
additional                                            include:
paperwork.          -   Make sure to designate the
                        Rydex Fund(s) you want to     -   your name
Call Rydex Client       purchase.
Services to                                           -   your shareholder account
request a           -   Make sure your investment         number
Retirement              meets the account minimum.
Account Investor                                      -   the Rydex Fund(s) you want to
application kit.                                          purchase.

                         Make your check payable to RYDEX INVESTMENTS.

                        Your check must be drawn on a U.S. bank and payable
                                          in U.S. Dollars.

                          Include the name of the Rydex Fund(s) you want to
                                      purchase on your check.

                         IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO
                          PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE
                                 U.S. GOVERNMENT MONEY MARKET FUND.

                       Mail your application and        Mail your written purchase
                              check to:                 instructions and check to:

                    MAILING ADDRESS:
                    Rydex Investments
                    Attn: Ops. Dept.
                    9601 Blackwell Road, Suite 500
                    Rockville, MD 20850

                                                                   PROSPECTUS 87

                           INITIAL PURCHASE                SUBSEQUENT PURCHASES
                    -------------------------------   ---------------------------------
BY WIRE             Submit new account paperwork,     Be sure to designate in your
Rydex Client        and then call Rydex to obtain     wire instructions the Rydex
Services phone      your account number.              Fund(s) you want to purchase.
number:
800.820.0888        -   Make sure to designate the
or                      Rydex Fund(s) you want to
301.296.5406            purchase.

                    -   Make sure your investment
                        meets the account minimum.

                    To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order, YOU MUST CALL RYDEX CLIENT SERVICES
                    AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE TRANSACTION
                    CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE PURCHASING:

                    -   Account Number

                    -   Fund Name

                    -   Amount of Wire

                    -   Fed Wire Reference Number (upon request)

                    You will receive a confirmation number to verify that your purchase order has been accepted.

                     IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING WIRE,
                      YOUR PURCHASE ORDER WILL NOT BE PROCESSED UNTIL THE BUSINESS
                              DAY FOLLOWING THE RECEIPT OF THE WIRE.

                    WIRE INSTRUCTIONS:
                    U.S. Bank
                    Cincinnati, OH
                    Routing Number: 0420-00013
                    For Account of: Rydex Investments
                    Account Number: 48038-9030
                    [Your Name]
                    [Your shareholder account number]

                          IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO
                            PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE
                                   U.S. GOVERNMENT MONEY MARKET FUND.

88


                          INITIAL PURCHASE                       SUBSEQUENT PURCHASES
                    -------------------------------   ------------------------------------------
BY ACH               Submit new account paper-        SUBSEQUENT PURCHASES MADE
(FAX)                work, and then call Rydex to     VIA ACH MUST BE A MINIMUM
                     obtain your account number.      OF $50. To make a subsequent
Rydex fax number:    Be sure to complete the          purchase, send written purchase
301.296.5103         "Electronic Investing (via       instructions that include:
                     ACH)" section. Then, fax it to
                     Rydex. (ONLY Individual, Joint   -   your name
                     and UGMA/UTMA accounts
                     may be opened by fax).           -   your shareholder account
                                                          number
                    -   Make sure to include a
                        letter of instruction         -   the Rydex Fund(s) you want to purchase
                        requesting that we
                        process your purchase by      -   ACH bank information (if not on record).
                        ACH.

                    -   Make sure to designate the
                        Rydex Fund(s) you want to
                        purchase.

                    -   Make sure your investment
                        meets the account minimum.

BY ACH                            Follow the directions on the Rydex web site -
(INTERNET)                                 www.rydexinvestments.com

CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

      -     if your bank does not honor your check for any reason

      -     if the transfer agent (Rydex) does not receive your wire transfer

      -     if the transfer agent (Rydex) does not receive your ACH transfer

      -     if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

                                                                   PROSPECTUS 89

SELLING FUND SHARES


The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the Funds' next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent or your financial intermediary.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the U.S. Securities and Exchange Commission. The Funds reserve the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If a Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.


REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send redemption orders to Rydex by:

  MAIL              Rydex Investments
                    Attn: Ops. Dept.
                    9601 Blackwell Road, Suite 500
                    Rockville, MD 20850

  FAX               301.296.5103

                    If you send your redemption order by fax, you must call
                    Rydex Client Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.

 TELEPHONE          800.820.0888 or 301.296.5406 (not available for retirement accounts)

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

      -     your name

      -     your shareholder account number

      -     Fund name(s)

90

      -  dollar amount or number of shares you would like to sell

      - whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

      -  signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically, via ACH, or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

   SIGNATURE GUARANTEES

   Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.

                                                                   PROSPECTUS 91


REDEEMING SHARES BY DRAFT WRITING

If you hold shares directly, you may redeem shares from the U.S. Government Money Market Fund by writing drafts for $500 or more on your existing account. The drafts may be made payable to any person or entity and your account will continue to earn dividends until the draft clears. Drafts may not be used for electronic funds transfers (i.e., electronic bill payments or ACH). If your balance in the U.S. Government Money Market Fund is insufficient to cover the amount of your draft, the transfer agent will automatically exchange sufficient funds from your Rydex Fund with the highest account balance to cover the draft.

You can obtain a draft writing application by calling 800.820.0888. Because of the difficulty of determining in advance the exact value of your Fund account, you may not use a draft to close your account. There is no fee for the draft writing privilege, but if payment on a draft is stopped upon your request, or if the draft cannot be honored because of insufficient funds or other valid reasons, you may be charged a fee by the financial institution where you presented your draft for payment. Rydex may also charge a $25 fee for a draft that cannot be honored due to insufficient funds. The Funds may suspend the draft writing privilege at any time.


LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Funds may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES


Unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of Investor Class Shares or H-Class Shares of any Rydex Fund for Investor Class Shares or H-Class Shares of any other Rydex Fund on the basis of the respective NAVs of the shares involved. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange

92

order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent or your financial intermediary prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" for additional information. The exchange privilege may be modified or discontinued at any time.


EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send exchange requests to Rydex by:

   MAIL             Rydex Investments
                    Attn: Ops. Dept.
                    9601 Blackwell Road, Suite 500
                    Rockville, MD 20850

   FAX              301.296.5101
                    If you send your exchange request by fax, you must call
                    Rydex Client Services at 800.820.0888 to verify that your
                    fax was received and when it will be processed.

   TELEPHONE        800.820.0888 or 301.296.5406

   INTERNET Follow the directions on the Rydex web site - www.rydexinvestments.com

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

      -  your name

      -  your shareholder account number

      - Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

      - dollar amount, number of shares or percentage of Fund position involved in the exchange

      - signature of account owner(s) (not required for telephone or internet exchanges)

                                                                   PROSPECTUS 93

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS

On any Business Day, investors may make exchanges of Investor Class Shares or H-Class Shares of the Funds for Investor Class Shares or H-Class Shares of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS DO NOT ALLOW UNLIMITED TRADING. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.

RYDEX ACCOUNT POLICIES

SHAREHOLDER IDENTIFICATION AND VERIFICATION


Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while they are in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.

94

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.


Customer identification and verification is part of the Funds' overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT


For information on what is required to make changes and/or additions to your account and to obtain the appropriate forms, please visit the Rydex web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your financial intermediary's name, and you want to transfer the registration to another financial intermediary or want the shares registered in your name, then you should contact your financial intermediary for instructions on how to make this change.


TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for internet transactions that are not received.

                                                                   PROSPECTUS 95

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (e.g., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

EDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Funds' transfer agent for services associated with the following:


      - $ 15 for wire transfers of redemption proceeds under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver


      -  $ 50 on purchase checks returned for insufficient funds

      - $ 25 to stop payment of a redemption check within 10 Business Days of the settlement date

      - $ 15 for standard overnight packages (fee may be higher for special delivery options)

96


      - $25 for bounced drafts or ACH transactions


      - $15 per year for low balance accounts

      - The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee (and any unpaid annual maintenance fee) will be deducted from the proceeds of your redemption. You may pay the annual maintenance fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted from your account.

ACCOUNT FEE WAIVERS


The following fees will be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged: the annual maintenance fee for retirement accounts; and the wire transfer charge of $15 for wire redemptions less than $5,000. Additionally, the wire transfer charge of $15 for wire redemptions less than $5,000 will be waived for accounts that are held directly through the Funds' transfer agent that also have an adviser.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Because the Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

                                                                   PROSPECTUS 97

RIGHTS RESERVED BY THE FUNDS

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES

H-CLASS SHARES


The Funds have adopted a Distribution Plan and a Shareholder Services Plan with respect to H-Class Shares that allows the Funds to pay distribution and/or services fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution and/or shareholder services ("Service Providers"). The Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940. If a Service Provider provides shareholder services, the Funds will pay service fees to the Distributor at an annual rate not to exceed 0.25% of the average daily net assets of a Fund. The Distributor will, in turn, pay the Service Provider for the services it provides. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.


COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship

98

with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds, except the Government Long Bond 1.2x Strategy Fund and U.S. Government Money Market Fund, which declare dividends daily and pay them monthly or upon redemption. The High Yield Strategy Fund and Inverse High Yield Strategy Fund may also pay income dividends on a monthly basis. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

                                                                   PROSPECTUS 99

TAX STATUS OF DISTRIBUTIONS

      - Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.


      - The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. The Government Long Bond 1.2x Strategy Fund and U.S. Government Money Market Fund expect to make primarily distributions that will not be treated as qualified dividend income.


      - Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

      - Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

      - Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

      - Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

      - Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

      - Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

      - A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

      - If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

100

      - With respect to investments by the Europe 1.25x Strategy Fund and the Japan 2x Strategy Fund, some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in these Funds. In addition, these Funds may be able to pass along a tax credit for foreign income taxes that they pay. A Fund will provide you with the information necessary to reflect foreign taxes paid on your income tax return if it makes this election.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR


PADCO Advisors, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee for the fiscal year ended March 31, 2008 at an annualized rate based on the average daily net assets of each Fund, as set forth below:

                                                                  PROSPECTUS 101

                                                      ADVISORY
FUND                                                    FEE
----                                                  --------
NOVA ..............................................       0.75%
S&P 500 ...........................................       0.75%
INVERSE S&P 500 STRATEGY ..........................       0.90%
NASDAQ-100(R) .....................................       0.75%
INVERSE NASDAQ-100(R) STRATEGY ....................       0.90%
MID-CAP 1.5x STRATEGY .............................       0.90%
INVERSE MID-CAP STRATEGY ..........................       0.90%
RUSSELL 2000(R) 1.5x STRATEGY .....................       0.90%
RUSSELL 2000(R) ...................................       0.75%
INVERSE RUSSELL 2000(R) STRATEGY ..................       0.90%
EUROPE 1.25x STRATEGY .............................       0.90%
JAPAN 2x STRATEGY .................................       0.75%
GOVERNMENT LONG BOND 1.2x STRATEGY ................       0.50%
INVERSE GOVERNMENT LONG BOND STRATEGY .............       0.90%
HIGH YIELD STRATEGY ...............................       0.75%
INVERSE HIGH YIELD STRATEGY .......................       0.75%
U.S. GOVERNMENT MONEY MARKET ......................       0.50%


The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.


A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement is available in the Funds' September 30, 2007 Semi-Annual Report to Shareholders, which covers the period April 1, 2007 to September 30, 2007.


PORTFOLIO MANAGEMENT


Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of six investment professionals that are responsible for overseeing different functions within the Portfolio Department. Including Mr. Byrum, those members include Michael Dellapa as the Director of Alternative Investment Strategies, Ryan Harder as Senior Portfolio Manager, Douglas Holmes as the Director of Stock Selection and Asset Allocation, David Reilly as the head of Portfolio Strategies, and

102

Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 15 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following four individuals are jointly and primarily responsible for the management of the Funds.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa, Harder, and Holmes. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, and helped to create the Sector Funds, some of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

MICHAEL J. DELLAPA, CFA, CAIA, Director of Alternative Investment Strategies - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, including the Absolute Return Strategies Fund and the Hedged Equity Fund, which are offered in a separate prospectus. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which, with the exception of the Russell 2000(R) 1.5x Strategy Fund, are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became the Director of Alternative Investment Strategies. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds

                                                                  PROSPECTUS 103

an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund (except for the Russell 2000(R), High Yield Strategy, and Inverse High Yield Strategy Funds) since September 2005. He has co-managed the Russell 2000, High Yield Strategy, and Inverse High Yield Strategy Funds since each Fund's inception.

RYAN A. HARDER, CFA, Senior Portfolio Manager - Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Absolute Return Strategies, Hedged Equity, High Yield Strategy and Inverse High Yield Strategy Funds, all of which are offered in a separate prospectus. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed each Fund since March 2008.

DOUGLAS HOLMES, CFA, Director of Stock Selection and Asset Allocation - As the Director of Stock Selection and Asset Allocation, Mr. Holmes oversees the development and daily maintenance of the stock selection and asset allocation methodologies employed by the Rydex Funds. While Mr. Holmes is involved in the management of all of the Rydex Funds, he focuses on the management of the Alternative Investment, Essential Portfolio and Sector Funds, all of which are offered in a separate prospectus. Mr. Holmes first became associated with Rydex as a consultant in September 2004. In October 2005, Mr. Holmes accepted a permanent position as the Strategic Advisor and in September 2007 was named the Director of Stock Selection and Asset Allocation. Mr. Holmes has been a member of the ILT since its inception. Prior to his association with Rydex, Mr. Holmes was a 20-year veteran of State Street Global Advisors as the department head of the US Indexing Department, the US Active Department, and finally the Global Enhanced Department. He holds a BS degree in mathematics from Northeastern University. Mr. Holmes has co-managed each Fund since March 2008.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

104

FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years (or, if shorter, the period of operations of the Funds' Investor Class Shares or H-Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended March 31, 2008 and 2007 has been audited by Ernst &

                                                                              Net
                                                                           Increase
                                                        Net Realized       (Decrease)
                            NET ASSET       Net             And           In Net Asset     Distributions    Distributions
                              VALUE,     Investment      Unrealized          Value           From Net         From Net
                            BEGINNING     Income       Gains (Losses)    Resulting From     Investment        Realized
Year Ended                  OF PERIOD     (Loss)+      On Investments      Operations         Income           Gains
------------------------    ---------    ----------    --------------    --------------    -------------    -------------
NOVA FUND INVESTOR CLASS
   MARCH 31, 2008           $   30.92    $      .40    $        (4.51)   $        (4.11)   $        (.68)   $          --
   March 31, 2007               28.89          (.15)             4.19              4.04            (2.01)              --
   March 31, 2006               25.96          (.12)             3.90              3.78             (.85)              --
   March 31, 2005               24.12          (.11)             1.95              1.84               --               --
   March 31, 2004               15.54           .07              8.51              8.58               --               --

S&P 500 FUND H-CLASS
   MARCH 31, 2008               27.31           .39             (1.66)            (1.27)            (.14)              --
   March 31, 2007*              25.00           .30              2.52              2.82             (.11)            (.40)

INVERSE S&P 500 STRATEGY FUND INVESTOR CLASS
   MARCH 31, 2008               37.85           .93              2.74              3.67            (1.52)              --
   March 31, 2007+++            40.30          (.20)            (1.15)            (1.35)           (1.10)              --
   March 31, 2006+++            43.45          (.20)            (2.35)            (2.55)            (.60)              --
   March 31, 2005+++            45.85          (.20)            (2.20)            (2.40)              --               --
   March 31, 2004+++            65.30          (.20)           (17.25)           (17.45)              --            (2.00)

NASDAQ-100(R)FUND (FORMERLY, OTC FUND) INVESTOR CLASS
   MARCH 31, 2008               11.78          (.06)              .09               .03               --               --
   March 31, 2007               11.34          (.06)              .50               .44               --               --
   March 31, 2006                9.94          (.05)             1.49              1.44             (.04)              --
   March 31, 2005                9.73           .04               .17               .21               --               --
   March 31, 2004                7.02          (.09)             2.80              2.71               --               --

INVERSE NASDAQ-100(R) STRATEGY FUND (FORMERLY, INVERSE OTC STRATEGY FUND) INVESTOR CLASS
   MARCH 31, 2008               21.67           .59              (.30)              .29             (.69)              --
   March 31, 2007               21.80          (.11)              .54               .43             (.56)              --
   March 31, 2006               24.55          (.11)            (2.31)            (2.42)            (.33)              --
   March 31, 2005               25.69          (.11)            (1.03)            (1.14)              --               --
   March 31, 2004               37.79          (.13)           (11.97)           (12.10)              --               --

*     Since the commencement of operations: May 31, 2006 -- S&P 500 Fund
      H-Class.

**    Annualized

+     Calculated using the average daily shares outstanding for the year.

++ Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

+++ Inverse S&P 500 Strategy Fund -- Per share amounts for the periods ended March 31, 2004 through March 31, 2007 have been restated to reflect a 1:5 reverse stock split effective April 23, 2007.

                                                                  PROSPECTUS 105

Young LLP, whose report, along with the financial statements and related notes, appear in the Funds' 2008 Annual Report. The information for each of the periods through March 31, 2006 was audited by a predecessor independent registered public accounting firm. The 2008 Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2008 Annual Report is incorporated by reference in the SAI.

                                                                                 RATIOS TO
                                                                           AVERAGE NET ASSETS:
                   Net                                            ---------------------------------------                   Net
                 Increase      NET                                                             Combined                    Assets,
                (Decrease)    ASSET                                                Net            Net                      End of
                   in         VALUE,     Total                                  Investment     Investment    Portfolio     Period
    Total       Net Asset    END OF    Investment     Total          Net          Income        Income       Turnover      (000's
Distributions     Value      PERIOD     Return++    Expenses#     Expenses#       (Loss)        (Loss)&        Rate        omitted)
--------------  ----------  ---------  -----------  ------------  ------------  ------------   ----------    ---------  -----------
$        (.68)  $   (4.79)  $  26.13      (13.71)%       1.27%         1.27%         1.26%            --          115%  $    74,674
        (2.01)       2.03      30.92       13.99%        1.25%         1.25%         1.23%            --          144%      113,195
         (.85)       2.93      28.89       14.68%        1.35%         1.23%        (0.45)%         0.95%         192%      139,786
           --        1.84      25.96        7.63%        1.21%         1.21%        (0.44)%         0.82%         388%      175,042
           --        8.58      24.12       55.25%        1.25%         1.25%         0.35%          1.16%         540%      187,051

         (.14)      (1.41)     25.90       (4.72)%       1.48%         1.48%         1.40%            --          396%       78,963
         (.51)       2.31      27.31       11.29%        1.54%**       1.54%**       1.33%**          --          119%        6,374

        (1.52)       2.15      40.00       10.24%        1.41%         1.41%         3.08%            --           --       223,044
        (1.10)      (2.45)     37.85       (3.26)%       1.36%         1.36%         3.85%            --           --       293,092
         (.60)      (3.15)     40.30       (5.84)%       1.41%         1.38%        (0.45)%         2.29%          --       329,785
           --       (2.40)     43.45       (5.23)%       1.38%         1.38%        (0.46)%         0.25%          --       326,085
        (2.00)     (19.45)     45.85      (26.90)%       1.38%         1.38%        (0.37)%        (0.28)%         --       353,496

           --         .03      11.81        0.25%        1.28%         1.28%        (0.50)%           --           57%      617,923
           --         .44      11.78        3.88%        1.22%         1.22%        (0.52)%           --           71%      635,744
         (.04)       1.40      11.34       14.45%        1.20%         1.20%        (0.49)%           --          122%      893,295
           --         .21       9.94        2.16%        1.20%         1.20%         0.40%            --          132%      801,185
           --        2.71       9.73       38.60%        1.22%         1.22%        (0.98)%           --          139%      858,816

         (.69)       (.40)     21.27        1.92%        1.47%         1.47%         2.98%            --           --        59,819
         (.56)       (.13)     21.67        2.01%        1.40%         1.40%         3.79%            --           --       104,617
         (.33)      (2.75)     21.80       (9.85)%       1.39%         1.38%        (0.45)%         2.22%          --       143,742
           --       (1.14)     24.55       (4.44)%       1.38%         1.38%        (0.46)%         0.20%          --       198,288
           --      (12.10)     25.69      (32.02)%       1.40%         1.40%        (0.47)%        (0.37)%         --       209,994

     Prior to April 1, 2007, the Nova Fund, Inverse S&P 500 Strategy Fund and Inverse NASDAQ-100(R) Strategy Fund operated under a Master-Feeder Structure.

& Ratios represent combined net investment income of the former Master Portfolio and the Fund. Ratios shown under the caption "Net Investment Income (Loss)" for the year ended March 31, 2006 and preceding periods did not reflect the net investment income of the former Master Portfolio. This has no effect on the Fund's net asset value, per share value or total increase (decrease) in net assets from operations during any period.

# Expense ratios to average net assets include expenses of the corresponding former Master Portfolio for the year ended March 31, 2007 and preceding periods.

106

                                                                  Net Increase
                                                Net Realized       (Decrease)
                    NET ASSET      Net              and           in Net Asset     Distributions   Distributions
                      VALUE,    Investment       Unrealized      Value Resulting     from Net        from Net
                    BEGINNING     Income       Gains (Losses)         from          Investment       Realized           Total
Year Ended          OF PERIOD    (Loss)+       on Investments      Operations         Income           Gains        Distributions
-----------------   ---------   ----------     --------------    ---------------   -------------   -------------    -------------
MID-CAP 1.5X STRATEGY FUND H-CLASS
   March 31, 2008   $   41.58   $      .25     $        (7.49)   $         (7.24)  $        (.26)  $       (1.68)   $       (1.94)
   March 31, 2007       40.17          .06               2.72               2.78              --           (1.37)           (1.37)
   March 31, 2006       31.86           --@@             8.69               8.69              --            (.38)            (.38)
   March 31, 2004       28.30         (.06)              3.62               3.56              --              --               --
   March 31, 2004       16.04         (.14)             12.40              12.26              --              --               --

INVERSE MID-CAP STRATEGY FUND H-CLASS
   March 31, 2008       33.78          .78               3.14               3.92            (.63)             --             (.63)
   March 31, 2007       37.04         1.35              (1.82)              (.47)          (2.79)             --            (2.79)
   March 31, 2006       44.01          .83              (7.15)             (6.32)           (.65)             --             (.65)
   March 31, 2005       49.01          .18              (5.18)             (5.00)             --              --               --
   March 31, 2004*      50.00         (.05)              (.94)              (.99)             --              --               --

RUSSELL 2000(R) 1.5X STRATEGY FUND H-CLASS
   March 31, 2008       37.22          .30              (8.82)             (8.52)           (.08)             --             (.08)
   March 31, 2007       37.32          .10               1.23)              1.33              --           (1.43)           (1.43)
   March 31, 2006       27.51          .03               9.78               9.81              --              --               --
   March 31, 2005       26.22         (.07)              1.52               1.45              --            (.16)            (.16)
   March 31, 2004       12.94         (.14)             13.42              13.28              --              --               --

RUSSELL 2000(R) FUND H-CLASS
   March 31, 2008       27.64          .51              (4.38)             (3.87)           (.20)             --             (.20)
   March 31, 2007*      25.00          .34               2.44               2.78            (.14)                            (.14)

INVERSE RUSSELL 2000(R) STRATEGY FUND H-CLASS
   March 31, 2008       35.02         1.05               4.41               5.46           (1.41)             --            (1.41)
   March 31, 2007       36.98         1.36              (1.63)              (.27)          (1.69)             --            (1.69)
   March 31, 2006       46.09          .91              (9.30)             (8.39)           (.72)             --             (.72)
   March 31, 2005       48.80          .04              (2.75)             (2.71)             --              --               --
   March 31, 2004*      50.00         (.04)             (1.16)             (1.20)             --              --               --

* Since the commencement of operations: February 20, 2004 -- Inverse Mid-Cap Strategy Fund H-Class; May 31, 2006 -- Russell 2000(R) Fund H-Class; February 20, 2004 -- Inverse Russell 2000(R) Strategy Fund H-Class.

**    Annualized

+     Calculated using the average daily shares outstanding for the year.

++ Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

                                                                 PROSPECTUS 107

                                                              RATIOS TO
                                                           AVERAGE NET ASSETS:
     Net          NET                    --------------------------------------------------------
   Increase      ASSET                                                    Net                          Net Assets,
(Decrease) in    VALUE,      Total                                     Investment      Portfolio         End of
  Net Asset      END OF    Investment      Total         Net             Income         Turnover      Period (000's
    Value        PERIOD     Return++      Expenses      Expenses         (Loss)           Rate           omitted)
-------------   ---------  ----------     --------      ---------      ----------      ---------      --------------
$       (9.18)  $   32.40      (18.31)%       1.67%          1.67%           0.61%           226%     $       11,763
         1.41       41.58        7.08%        1.67%          1.67%           0.16%           296%             24,918
         8.31       40.17       27.36%        1.90%          1.64%           0.01%           528%             50,883
         3.56       31.86       12.58%        1.62%          1.62%          (0.21)%          669%             59,274
        12.26       28.30       76.43%        1.66%          1.66%          (0.56)%        1,239%             68,193

         3.29       37.07       11.83%        1.65%          1.65%           2.26%            --              46,630
        (3.26)      33.78       (1.38)%       1.66%          1.66%           3.51%            --              15,531
        (6.97)      37.04      (14.42)%       1.64%          1.64%           2.01%            --              18,475
        (5.00)      44.01      (10.20)%       1.60%          1.60%           0.39%            --              30,073
         (.99)      49.01       (1.98)%       1.54%**        1.54%**        (0.74)%**         --               2,678

        (8.60)      28.62      (22.93)%       1.67%          1.67%           0.83%           227%             13,839
         (.10)      37.22        3.57%        1.66%          1.66%           0.27%           179%             42,861
         9.81       37.32       35.66%        2.05%          1.64%           0.10%           441%            170,698
         1.29       27.51        5.52%        1.62%          1.62%          (0.26)%          501%             68,084
        13.28       26.22      102.63%        1.66%          1.66%          (0.62)%          965%            174,320

        (4.07)      23.57      (14.08)%       1.52%          1.52%           1.86%           535%              4,327
         2.64       27.64       11.13%        1.52%**        1.52%**         1.55%**         335%             13,248

         4.05       39.07       16.10%        1.89%          1.89%           2.93%            --              42,554
        (1.96)      35.02       (0.67)%       1.65%          1.65%           3.56%            --              48,718
        (9.11)      36.98      (18.36)%       1.65%          1.65%           2.14%            --              52,201
        (2.71)      46.09       (5.55)%       1.63%          1.63%           0.09%            --              46,832
        (1.20)      48.80       (2.40)%       1.54%**        1.54%**        (0.72)%**         --               5,054

108

                                                    Net                Net
                                                  Realized          Increase
                                                    and            (Decrease)        Distribu-      Distribu-
                    NET ASSET      Net           Unrealized        in Net Asset       tions           tions
                      VALUE,    Investment         Gains              Value          from Net        from Net           Total
                    BEGINNING     Income         (Losses) on     Resulting from     Investment       Realized         Distribu-
Year Ended          OF PERIOD    (Loss)+         Investments        Operations        Income          Gains             tions
-----------------   ---------   ----------     --------------    ---------------   -------------   ------------     -------------
EUROPE 1.25X STRATEGY FUND H-CLASS
   March 31, 2008   $   24.14   $      .57     $        (1.52)   $          (.95)  $        (.23)  $       (.70)    $       (.93)
   March 31, 2007       20.06          .59               3.61               4.20            (.12)            --             (.12)
   March 31, 2006       17.13          .22               3.03               3.25              --           (.32)            (.32)
   March 31, 2005       14.98          .05               2.58               2.63            (.47)          (.01)            (.48)
   March 31, 2004        9.88        (1.65)              7.46               5.81              --           (.71)            (.71)

JAPAN 2X STRATEGY FUND H-CLASS
   March 31, 2008*      25.00           --@@              .12                .12              --             --               --

GOVERNMENT LONG BOND 1.2X STRATEGY FUND INVESTOR CLASS
   March 31, 2008       10.59          .40               1.19               1.59            (.40)            --             (.40)
   March 31, 2007       10.50          .41                .09                .50            (.41)            --             (.41)
   March 31, 2006       11.04          .42               (.54)              (.12)           (.42)            --             (.42)
   March 31, 2005       11.03          .42                 --                .42            (.41)            --             (.41)
   March 31, 2004       10.95          .41                .08                .49            (.41)            --             (.41)

INVERSE GOVERNMENT LONG BOND STRATEGY FUND INVESTOR CLASS
   March 31, 2008       19.37          .49              (2.39)             (1.90)           (.66)            --             (.66)
   March 31, 2007       19.69         (.09)               .40                .31            (.63)            --             (.63)
   March 31, 2006       18.94         (.07)               .82                .75              --             --               --
   March 31, 2005       19.77         (.08)              (.75)              (.83)             --             --               --
   March 31, 2004       21.23         (.09)             (1.37)             (1.46)             --             --               --

HIGH YIELD STRATEGY FUND H-CLASS
   March 31, 2008*      25.00          .62              (1.27)              (.65)           (.07)            --             (.07)

* Since the commencement of operations: February 22, 2008 -- Japan 2x Strategy Fund H-Class; April 16, 2007 -- High Yield Strategy Fund H-Class

**    Annualized

+     Calculated using the average daily shares outstanding for the year.

++ Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

@ Operating Expenses exclude interest expense from securities sold short and swap expense.

@@    Less than $.01 per share.

                                                                  PROSPECTUS 109

                                                                               RATIOS TO
                                                                         AVERAGE NET ASSETS:
   Net                                                          ---------------------------------------                  Net
 Increase      NET                                                                            Combined                  Assets,
(Decrease)    ASSET                                                              Net            Net                     End of
    in        VALUE,    Total                                    Opera-       Investment     Investment    Portfolio    Period
Net Asset    END OF   Investment      Total         Net           ting          Income         Income      Turnover     (000's
  Value      PERIOD    Return++     Expenses#     Expenses#     Expenses&       (Loss)        (Loss)&        Rate       omitted)
----------   -------  ----------    ---------     ---------     ---------     ----------     ----------    ---------   ----------
$    (1.88)  $ 22.26       (4.60)%       1.67%         1.67%         1.67%          2.20%            --          320%  $   21,670
      4.08     24.14       20.95%        1.66%         1.66%         1.66%          2.63%            --          373%      57,887
      2.93     20.06       19.17%        1.64%         1.63%         1.63%          1.21%            --          454%      46,066
      2.15     17.13       17.49%        1.61%         1.61%         1.61%          0.28%            --           --       62,957
      5.10     14.98       58.72%        1.73%         1.73%         1.73%        (11.25)%           --           --       35,914

       .12     25.12        0.48%        1.44%**       1.44%**       1.44%**        0.17%**          --           --        5,243

      1.19     11.78       15.43%        0.97%         0.97%         0.97%          3.75%            --        1,142%      30,695
       .09     10.59        4.87%        0.96%         0.96%         0.96%          3.92%            --        1,357%      40,816
      (.54)    10.50       (1.37)%       0.94%         0.94%         0.94%          3.69%            --        1,451%      33,223
       .01     11.04        4.04%        0.93%         0.93%         0.93%          3.95%            --          737%      25,992
       .08     11.03        4.65%        0.95%         0.95%         0.95%          3.84%            --        1,143%      25,188

     (2.56)    16.81       (9.98)%       3.45%         3.45%         1.40%          2.56%            --          550%     237,900
      (.32)    19.37        1.66%        4.97%         4.97%         1.36%          3.68%            --          192%     313,117
       .75     19.69        3.96%        4.66%         4.66%         1.33%         (0.40)%         0.78%         179%     768,588
      (.83)    18.94       (4.20)%       5.11%         5.11%         1.32%         (0.40)%         1.53%         101%   1,472,040
     (1.46)    19.77       (6.88)%       5.57%         5.57%         1.38%         (0.45)%        (3.84)%        187%     898,294

      (.72)    24.28       (2.61)%       1.49%**       1.49%**       1.49%**        2.55%**          --           --       64,290

    Prior to April 1, 2007, the Inverse Government Long Bond Strategy Fund operated under a Master-Feeder Structure.

& Ratios represent combined net investment income of the former Master Portfolio and the Fund. Ratios shown under the caption "Net Investment Income
   (Loss)" for the year ended March 31, 2006 and preceding periods did not reflect the net investment income of the former Master Portfolio. This has no effect on the Fund's net asset value, per share value or total increase (decrease) in net assets from operations during any period.

# Expense ratios to average net assets include expenses of the corresponding former Master Portfolio for the year ended March 31, 2007 and preceding periods.

110

                                                    Net                Net
                                                  Realized           Increase
                                                    and             (Decrease)        Distribu-        Distribu-
                    NET ASSET      Net           Unrealied        in Net Asset          tions            tions
                      VALUE,    Investment         Gains              Value           from Net         from Net         Total
                    BEGINNING     Income        (Losses) on       Resulting from     Investment        Realized       Distribu-
Year Ended          OF PERIOD     (Loss)+       Investments         Operations         Income            Gains          tions
-----------------   ---------   ----------     --------------    ---------------    -------------     ------------  -------------
INVERSE HIGH YIELD STRATEGY FUND H-CLASS
   March 31, 2008*  $   50.00   $     1.44     $         (.06)   $          1.38    $          --     $         --  $          --

U.S. GOVERNMENT MONEY MARKET FUND INVESTOR CLASS
   March 31, 2008        1.00          .04                 --                .04             (.04)              --           (.04)
   March 31, 2007        1.00          .04                 --                .04             (.04)              --           (.04)
   March 31, 2006        1.00          .03                 --                .03             (.03)              --           (.03)
   March 31, 2005        1.00          .01                 --                .01             (.01)              --           (.01)
   March 31, 2004        1.00           --@@               --                 --@@            (--)@@            --            (--)@@


* Since the commencement of operations: April 16, 2007 -- Inverse High Yield Strategy Fund H-Class.

**    Annualized

+     Calculated using the average daily shares outstanding for the year.

++ Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

@@    Less than $.01 per share.

                                                                  PROSPECTUS 111

                                                                               RATIOS TO
                                             AVERAGE NET ASSETS:
   Net                                       -------------------                Net
Increase       NET                                                            Assets,
(Decrease)    ASSET                                  Net                       End of
   in         VALUE,    Total                     Investment     Portfolio     Period
Net Asset     END OF  Investment       Total       Income        Turnover      (000's
  Value      PERIOD    Return++      Expenses      (Loss)          Rate       omitted)
----------   -------  ----------     --------     ----------     ---------   ----------
$     1.38   $ 51.38        2.76%        1.52%**        2.84%**         --   $    6,536

        --      1.00        3.76%        0.93%          3.71%           --      978,584
        --      1.00        4.26%        0.92%          4.20%           --      982,347
        --      1.00        2.79%        0.88%          2.74%           --      975,088
        --      1.00        0.82%        0.87%          0.81%           --    1,196,009
        --      1.00        0.18%        0.90%          0.18%           --    1,057,062

112

INDEX PUBLISHERS INFORMATION


Standard & Poor's

Standard & Poor's does not sponsor, endorse, sell or promote the Funds and makes no representation or warranty, implied or express, to the investors in the Funds, or any members of the public, regarding:

      -  the advisability of investing in index funds;

      -  the ability of any index to track stock market performance;

      - the accuracy and/or the completeness of the aforementioned indices or any data included therein;

      - the results to be obtained by any of the Funds, the investors in the Funds, or any person or entity from the use of the indices or data included therein; and

      - the merchantability or fitness for a particular purpose for use with respect to the indices or any data included therein.

      Further, S&P does not:

      - Recommend that any person invest in the Funds or any other securities;

      - Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Funds, including calculation of NAV;

      - Have any responsibility or liability for the administration, management or marketing of the Funds;

      - Consider the needs of the Funds or the investors in the Funds in determining, composing or calculating the indexes or has any obligation to do so;

      - Will have any liability in connection with the Funds or for any errors, omissions or interruptions in connection with the indexes or the related data;

      - Will be liable for any lost profits or indirect punitive, special or consequential damages or losses, even if such Index Publisher knows that they might occur.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Rydex Investments. The Rydex Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Rydex Funds.

                                                                  PROSPECTUS 113

Dow Jones

Dow Jones, Dow Jones Industrial Average (SM), DJIA (SM), or other relevant marks/names of the index are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to the Rydex Funds, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the Funds. The Rydex Funds are not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in the Rydex Funds.

Nikkei Inc.

Nikkei Inc. ("Nikkei") does not sponsor, endorse, sell or promote any Rydex Fund and makes no representation or warranty, implied or express, to the investors in the Japan 2x Strategy Fund, or any members of the public, regarding:

      -  The advisability of investing in index funds;

      -  The ability of any index to track stock market performance;

      - The accuracy and/or the completeness of the aforementioned index or any data included therein;

      - The results to be obtained by the Japan 2x Strategy Fund, the investors in the Japan 2x Strategy Fund, or any person or entity from the use of the index or data included therein; and

      - The merchantability or fitness for a particular purpose for use with respect to the index or any data included therein.

      Further, Nikkei does not:

      - Recommend that any person invest in the Japan 2x Strategy Fund or any other securities;

      - Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Japan 2x Strategy Fund;

      - Have any responsibility or liability for the administration, management or marketing of the Japan 2x Strategy Fund;

      - Consider the needs of the Japan 2x Strategy Fund or the investors in the Japan 2x Strategy Fund in determining, composing or calculating the index or has any obligation to do so;

      - Have any liability in connection with the Japan 2x Strategy Fund or for any errors, omissions or interruptions in connection with the index or the related data;

      - Have any liability for any lost profits or indirect punitive, special or consequential damages or losses, even if Nikkei knows that they might occur.

114

The NASDAQ OMX Group, Inc.

The NASDAQ-100(R) and Inverse NASDAQ-100(R) Strategy Funds (the "Rydex NASDAQ Funds") are not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. or its affiliates (NASDAQ OMX, with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Rydex NASDAQ Funds. The Corporations make no representation or warranty, express or implied to the owners of the Rydex NASDAQ Funds or any member of the public regarding the advisability of investing in securities generally or in the Rydex NASDAQ Funds particularly, or the ability of the NASDAQ-100 Index(R) to track general stock market performance. The Corporations' only relationship to Rydex Investments ("Licensee") is in the licensing of the NASDAQ(R), NASDAQ-100(R), and NASDAQ-100 Index(R) registered trademarks, and certain trade names of the Corporations and the use of the NASDAQ-100 Index(R) which is determined, composed and calculated by the Corporations without regard to Licensee or the Rydex NASDAQ Funds. The Corporations have no obligation to take the needs of the Licensee or the owners of the Rydex NASDAQ Funds into consideration in determining, composing or calculating the NASDAQ-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Rydex NASDAQ Funds to be issued or in the determination or calculation of the equation by which the Rydex NASDAQ Funds are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Rydex NASDAQ Funds.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE RYDEX NASDAQ FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF SUCH DAMAGES.

                                                                  PROSPECTUS 115

Frank Russell Company ("Russell")

The Russell 2000(R) 1.5x Strategy, Russell 2000(R) and Inverse Russell 2000(R) Strategy Funds (the "Rydex Russell Funds") are not sponsored, endorsed, sold or promoted by Russell. Russell makes no representation or warranty, express or implied, to the owners of the Rydex Russell Funds or any member of the public regarding the advisability of investing in securities generally or in the Rydex Russell Funds particularly or the ability of the Russell 2000(R) Index to track general stock market performance or a segment of the same. Russell's publication of the Russell 2000(R) Index in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities upon which the Russell 2000(R) Index is based. Russell's only relationship to the Trust is the licensing of certain trademarks and trade names of Russell and of the Russell 2000(R) Index which is determined, composed and calculated by Russell without regard to the Trust or the Funds. Russell is not responsible for and has not reviewed the Rydex Russell Funds nor any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000(R) Index. Russell has no obligation or liability in connection with the administration, marketing or trading of the Rydex Russell Funds.

Russell does not guarantee the accuracy and/or the completeness of the Russell 2000(R) Index or any data included therein and Russell shall have no liability for any errors, omissions, or interruptions therein. Russell makes no warranty, express or implied, as to results to be obtained by the Trust, investors, owners of the Rydex Russell Funds, or any other person or entity from the use of the Russell 2000(R) Index or any data included therein. Russell makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Russell 2000(R) Index or any data included therein. Without limiting any of the foregoing, in no event shall Russell have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of damages.


More information about the Index Publishers is located in the SAI.

116


Additional and more detailed information about the Funds is included in the SAI dated August 1, 2008. The SAI has been filed with the U.S. Securities and Exchange Commission and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The U.S. Securities and Exchange Commission maintains the EDGAR database on its web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the U.S. Securities and Exchange Commission. You may also review and copy documents at the U.S. Securities and Exchange Commission Public Reference room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090). You may request documents from the U.S. Securities and Exchange Commission by mail, upon payment of a duplication fee, by writing to:
U.S. Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or by emailing the U.S. Securities and Exchange Commission at the following address: publicinfo@sec.gov.


You may obtain a copy of the SAI or the Annual or Semi-Annual Reports, without charge by calling 800.820.0888 or 301.296.5100, visiting the Rydex web site at www.rydexinvestments.com, or writing to Rydex Series Funds, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the Annual and Semi-Annual Reports. Also, in the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUNDS OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Trust's U.S. Securities and Exchange Commission registration number is 811-07584.

                                                                  PROSPECTUS 117

This page intentionally left blank.

(RYDEX INVESTMENTS LOGO)

9601 Blackwell Road - Suite 500 - Rockville, Md 20850
800 820 0888 - www.rydexinvestments.com

RSFHI-1-0808x0809

                                                              RYDEX SERIES FUNDS
                            A-CLASS AND C-CLASS SHARES PROSPECTUS AUGUST 1, 2008

                                                           DOMESTIC EQUITY FUNDS
                            NOVA                           MID-CAP 1.5x STRATEGY
                         S&P 500                        INVERSE MID-CAP STRATEGY
        INVERSE S&P 500 STRATEGY                   RUSSELL 2000(R) 1.5x STRATEGY
                   NASDAQ-100(R)                                 RUSSELL 2000(R)
                 (FORMERLY, OTC)                INVERSE RUSSELL 2000(R) STRATEGY
  INVERSE NASDAQ-100(R) STRATEGY
(FORMERLY, INVERSE OTC STRATEGY)

                                                      INTERNATIONAL EQUITY FUNDS
           EUROPE 1.25x STRATEGY                               JAPAN 2x STRATEGY

                                                              FIXED INCOME FUNDS
            GOVERNMENT LONG BOND                             HIGH YIELD STRATEGY
                   1.2x STRATEGY                     INVERSE HIGH YIELD STRATEGY
         INVERSE GOVERNMENT LONG
                   BOND STRATEGY

                                                          MONEY MARKET FUND
                                                     U.S.GOVERNMENT MONEY MARKET

                                                         [RYDEXINVESTMENTS LOGO]

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

DOMESTIC EQUITY FUNDS
   NOVA FUND .............................................................     2
   S&P 500 FUND ..........................................................     4
   INVERSE S&P 500 STRATEGY FUND .........................................     6
   NASDAQ-100(R) FUND ....................................................     8
   INVERSE NASDAQ-100(R) STRATEGY FUND ...................................    10
   MID-CAP 1.5x STRATEGY FUND ............................................    12
   INVERSE MID-CAP STRATEGY FUND .........................................    14
   RUSSELL 2000(R) 1.5x STRATEGY FUND ....................................    16
   RUSSELL 2000(R) FUND ..................................................    18
   INVERSE RUSSELL 2000(R) STRATEGY FUND .................................    20
INTERNATIONAL EQUITY FUNDS
   EUROPE 1.25x STRATEGY FUND ............................................    22
   JAPAN 2x STRATEGY FUND ................................................    24
FIXED INCOME FUNDS
   GOVERNMENT LONG BOND 1.2x STRATEGY FUND ...............................    26
   INVERSE GOVERNMENT LONG BOND STRATEGY FUND ............................    28
   HIGH YIELD STRATEGY FUND ..............................................    30
   INVERSE HIGH YIELD STRATEGY FUND ......................................    32
MONEY MARKET FUND
   U.S. GOVERNMENT MONEY MARKET FUND .....................................    34
PRINCIPAL RISKS OF INVESTING IN THE FUNDS ................................    35
DESCRIPTIONS OF PRINCIPAL RISKS ..........................................    39
FUND PERFORMANCE .........................................................    52
FUND FEES AND EXPENSES ...................................................    68
MORE INFORMATION ABOUT THE FUNDS .........................................    79
BENCHMARKS AND INVESTMENT METHODOLOGY ....................................    79
SHAREHOLDER INFORMATION ..................................................    86
TRANSACTION INFORMATION ..................................................    87
SALES CHARGES ............................................................    92
   A-CLASS SHARES ........................................................    92
   C-CLASS SHARES ........................................................    96
BUYING FUND SHARES .......................................................    96
SELLING FUND SHARES ......................................................   100
EXCHANGING FUND SHARES ...................................................   102
RYDEX ACCOUNT POLICIES ...................................................   104
DISTRIBUTION AND SHAREHOLDER SERVICES ....................................   107
DIVIDENDS AND DISTRIBUTIONS ..............................................   108
TAX INFORMATION ..........................................................   109
MANAGEMENT OF THE FUNDS ..................................................   111
FINANCIAL HIGHLIGHTS .....................................................   116
INDEX PUBLISHERS INFORMATION .............................................   128
ADDITIONAL INFORMATION ...................................................   132

                                                                    PROSPECTUS 1

                               RYDEX SERIES FUNDS
                                 A-CLASS SHARES
                                 C-CLASS SHARES

           9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 - 301.296.5100 - WWW.RYDEXINVESTMENTS.COM

DOMESTIC EQUITY FUNDS
INTERNATIONAL EQUITY FUNDS
FIXED INCOME FUNDS
MONEY MARKET FUND


Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds). This Prospectus decribes the following funds (the "Funds"), which are grouped into the following categories:

DOMESTIC EQUITY FUNDS - Nova Fund, S&P 500 Fund, Inverse S&P 500 Strategy Fund, NASDAQ-100(R) Fund, Inverse NASDAQ-100(R) Strategy Fund, Mid-Cap 1.5x Strategy Fund, Inverse Mid-Cap Strategy Fund, Russell 2000(R) 1.5x Strategy Fund, Russell 2000(R) Fund, and Inverse Russell 2000(R) Strategy Fund

INTERNATIONAL EQUITY FUNDS - Europe 1.25x Strategy Fund and Japan 2x Strategy
Fund

FIXED INCOME FUNDS - Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund, and Inverse High Yield Strategy Fund

MONEY MARKET FUND - U.S. Government Money Market Fund

The Funds are advised by PADCO Advisors, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor").

A-Class Shares and C-Class Shares of the Funds are sold through broker-dealers and other financial institutions ("financial intermediaries") whose clients take part in certain asset allocation investment programs. Investors may exchange shares of the Funds through their financial intermediary or directly through the Rydex web site - www.rydexinvestments.com - or over the phone.


RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

      -     MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

      -     ARE NOT FEDERALLY INSURED

      -     ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

      -     ARE NOT BANK DEPOSITS

      -     ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

2

NOVA FUND

A-CLASS (RYANX)                                                  C-CLASS (RYNCX)

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").


If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of any decrease in the value of the underlying index (E.G., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."


PRINCIPAL INVESTMENT STRATEGY


The Nova Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P 500(R) Index and leveraged derivative instruments, which primarily consist of equity index swap agreements, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to its benchmark. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions.


The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis, and which generally represent large-capitalization companies with a capitalization range of $708 million to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE


The Nova Fund is intended for investors who expect the S&P 500(R) Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500(R) Index goes down.

                                                                    PROSPECTUS 3

PRINCIPAL RISKS


The Nova Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Counterparty Credit Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Large-Capitalization Securities Risk

      -     Leveraging Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Tracking Error Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 39 for a discussion of each of the principal risks that apply to the Fund.

4

S&P 500 FUND

A-CLASS (RYSOX)                                                  C-CLASS (RYSYX)

FUND OBJECTIVE

The S&P 500 Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the S&P 500(R) Index (the "underlying index"). The investment objective of the S&P 500 Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY


The S&P 500 Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P 500(R) Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the S&P 500 Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.

The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the S&P on a statistical basis, and which generally represent large-capitalization companies with a capitalization range of $708 million to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

                                                                    PROSPECTUS 5

INVESTOR PROFILE


The S&P 500 Fund is intended for investors who expect the S&P 500(R) Index to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P 500(R) Index goes down.


PRINCIPAL RISKS


The S&P 500 Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Counterparty Credit Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Large-Capitalization Securities Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Tracking Error Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 39 for a discussion of each of the principal risks that apply to the Fund.

6

INVERSE S&P 500 STRATEGY FUND

A-CLASS (RYARX)                                                  C-CLASS (RYUCX)

FUND OBJECTIVE

The Inverse S&P 500 Strategy Fund seeks to provide investment results that inversely correlate to the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY


Unlike a traditional index fund, the Inverse S&P 500 Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the S&P on a statistical basis, and which generally represent large-capitalization companies with a capitalization range of $708 million to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

                                                                    PROSPECTUS 7

INVESTOR PROFILE


The Inverse S&P 500 Strategy Fund is intended for investors who expect the S&P 500(R) Index to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P 500(R) Index goes up.


PRINCIPAL RISKS


The Inverse S&P 500 Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Counterparty Credit Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Large-Capitalization Securities Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Short Sales Risk

      -     Tracking Error Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 39 for a discussion of each of the principal risks that apply to the Fund.

8


NASDAQ-100(R) FUND
(FORMERLY, OTC FUND)


A-CLASS (RYATX)                                                  C-CLASS (RYCOX)

FUND OBJECTIVE


The NASDAQ-100(R) Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ-100 Index(R) (the "underlying index").


If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY


The NASDAQ-100(R) Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the NASDAQ-100 Index(R) and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the NASDAQ-100(R) Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-today basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may invest in American Depositary Receipts to gain exposure to the underlying index.

The NASDAQ-100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market with a capitalization range of $2.9 billion to $333.1 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index(R) is concentrated in technology companies. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

                                                                    PROSPECTUS 9

INVESTOR PROFILE


The NASDAQ-100(R) Fund is intended for investors who expect the NASDAQ-100 Index(R) to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the NASDAQ-100 Index(R) goes down.


PRINCIPAL RISKS


The NASDAQ-100(R) Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Counterparty Credit Risk

      -     Depositary Receipt Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Foreign Issuer Exposure Risk

      -     Industry Concentration Risk

      -     Large-Capitalization Securities Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Technology Sector Concentration Risk

      -     Tracking Error Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 39 for a discussion of each of the principal risks that apply to the Fund.

10


INVERSE NASDAQ-100(R) STRATEGY FUND
(FORMERLY, INVERSE OTC STRATEGY FUND)


A-CLASS (RYAPX)                                                  C-CLASS (RYACX)

FUND OBJECTIVE


The Inverse NASDAQ-100(R) Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the NASDQ-100 Index(R) (the "underlying index"). The investment objective of Fund is non-fundamental and may be changed without shareholder approval.


If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY


Unlike a traditional index fund, the Inverse NASDAQ-100(R) Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. The Fund may also invest in American Depositary Receipts to gain inverse exposure to the underlying index. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

The NASDAQ-100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market with a capitalization range of $2.9 billion to $333.1 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index(R) is concentrated in technology companies. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

                                                                   PROSPECTUS 11

INVESTOR PROFILE


The Inverse NASDAQ-100(R) Strategy Fund is intended for investors who expect the NASDAQ-100 Index(R) to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the NASDAQ-100 Index(R) goes up.


PRINCIPAL RISKS


The Inverse NASDAQ-100(R) Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Counterparty Credit Risk

      -     Depositary Receipt Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Foreign Issuer Exposure Risk

      -     Industry Concentration Risk

      -     Large-Capitalization Securities Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Short Sales Risk

      -     Technology Sector Concentration Risk

      -     Tracking Error Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 39 for a discussion of each of the principal risks that apply to the Fund.

12

MID-CAP 1.5x STRATEGY FUND

A-CLASS (RYAHX)                                                  C-CLASS (RYDCX)

FUND OBJECTIVE


The Mid-Cap 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities on a daily basis. The Fund's current benchmark is the S&P MidCap 400(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of the underlying index is increasing. When the value of the underlying index is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY


The Mid-Cap 1.5x Strategy Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P MidCap 400(R) Index and leveraged derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies included in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

The S&P MidCap 400(R) Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. The Index covers approximately 7% of the U.S. equities market and generally represents mid-capitalization companies with a capitalization range of $342 million to $12.3 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

                                                                   PROSPECTUS 13

INVESTOR PROFILE


The Mid-Cap 1.5x Strategy Fund is intended for investors who expect the S&P MidCap 400(R) Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P MidCap 400(R) Index goes down.


PRINCIPAL RISKS


The Mid-Cap 1.5x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Counterparty Credit Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Leveraging Risk

      -     Market Risk

      -     Mid-Capitalization Securities Risk

      -     Non-Diversification Risk

      -     Tracking Error Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 39 for a discussion of each of the principal risks that apply to the Fund.

14


INVERSE MID-CAP STRATEGY FUND

A-CLASS (RYAGX)                                                  C-CLASS (RYCLX)

FUND OBJECTIVE


The Inverse Mid-Cap Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).


PRINCIPAL INVESTMENT STRATEGY


Unlike a traditional index fund, the Inverse Mid-Cap Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

The S&P MidCap 400(R) Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. The Index covers approximately 7% of the U.S. equities market and generally represents mid-capitalization companies with a capitalization range of $342 million to $12.3 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

                                                                   PROSPECTUS 15

INVESTOR PROFILE


The Inverse Mid-Cap Strategy Fund is intended for investors who expect the S&P MidCap 400(R) Index to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P MidCap 400(R) Index goes up.


PRINCIPAL RISKS


The Inverse Mid-Cap Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Counterparty Credit Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Market Risk

      -     Mid-Capitalization Securities Risk

      -     Non-Diversification Risk

      -     Short Sales Risk

      -     Tracking Error Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 39 for a discussion of each of the principal risks that apply to the Fund.

16


RUSSELL 2000(R) 1.5x STRATEGY FUND

A-CLASS (RYAKX)                                                  C-CLASS (RYCMX)

FUND OBJECTIVE


The Russell 2000(R) 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities on a daily basis. The Fund's current benchmark is the Russell 2000(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of the underlying index is increasing. When the value of the underlying index is decreasing, the value of the Fund's shares will tend to decrease.


PRINCIPAL INVESTMENT STRATEGY


The Russell 2000(R) 1.5x Strategy Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the Russell 2000(R) Index and leveraged derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform similarly to the securities of companies included in the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000(R) total market capitalization and consisting of a capitalization range of $27 million to $8.6 billion as of December 31, 2007. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

                                                                   PROSPECTUS 17

INVESTOR PROFILE


The Russell 2000(R) 1.5x Strategy Fund is intended for investors who expect the Russell 2000(R) Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Russell 2000(R) Index goes down.


PRINCIPAL RISKS


The Russell 2000(R) 1.5x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Counterparty Credit Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Leveraging Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Small-Capitalization Securities Risk

      -     Tracking Error Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 39 for a discussion of each of the principal risks that apply to the Fund.

18

RUSSELL 2000(R) FUND

A-CLASS (RYRRX)                                                  C-CLASS (RYROX)

FUND OBJECTIVE

The Russell 2000(R) Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the Russell 2000(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of any increase in value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY


The Russell 2000(R) Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the Russell 2000(R) Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.

The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000(R) total market capitalization and consisting of a capitalization range of $27 million to $8.6 billion as of December 31, 2007. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

                                                                   PROSPECTUS 19

INVESTOR PROFILE


The Russell 2000(R) Fund is intended for investors who expect the Russell 2000(R) Index to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the Russell 2000(R) Index goes down.


PRINCIPAL RISKS


The Russell 2000(R) Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Counterparty Credit Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Small-Capitalization Securities Risk

      -     Tracking Error Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 39 for a discussion of each of the principal risks that apply to the Fund.

20

INVERSE RUSSELL 2000(R) STRATEGY FUND

A-CLASS (RYAFX)                                                  C-CLASS (RYCQX)

FUND OBJECTIVE


The Inverse Russell 2000(R) Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the Russell 2000(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY


Unlike a traditional index fund, the Inverse Russell 2000(R) Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-today basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000(R) total market capitalization and consisting of a capitalization range of $27 million to $8.6 billion as of December 31, 2007. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

                                                                   PROSPECTUS 21

INVESTOR PROFILE


The Inverse Russell 2000(R) Strategy Fund is intended for investors who expect the Russell 2000(R) Index to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the Russell 2000(R) Index goes up.


PRINCIPAL RISKS


The Inverse Russell 2000(R) Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Counterparty Credit Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Short Sales Risk

      -     Small-Capitalization Securities Risk

      -     Tracking Error Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 39 for a discussion of each of the principal risks that apply to the Fund.

22

EUROPE 1.25x STRATEGY FUND

A-CLASS (RYAEX)                                                  C-CLASS (RYCEX)

FUND OBJECTIVE


The Europe 1.25x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones STOXX 50(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of the underlying index is increasing. When the value of the underlying index is decreasing, the value of the Fund's shares will tend to decrease.


PRINCIPAL INVESTMENT STRATEGY


The Europe 1.25x Strategy Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the Dow Jones STOXX 50(R) Index and leveraged derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may invest in American Depositary Receipts to gain exposure to the underlying index. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

The Dow Jones STOXX 50(R) Index is a capitalization-weighted index composed of 50 European blue chip stocks consisting of a capitalization range of $35.2 billion to $231 billion as of December 31, 2007. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and,

                                                                   PROSPECTUS 23

therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE


The Europe 1.25x Strategy Fund is intended for investors who expect the Dow Jones STOXX 50(R) Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones STOXX 50(R) Index goes down.


PRINCIPAL RISKS


The Europe 1.25x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Counterparty Credit Risk

      -     Currency Risk

      -     Depositary Receipt Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Foreign Issuer Exposure Risk

      -     Geographic Concentration in Europe Risk

      -     Large-Capitalization Securities Risk

      -     Leveraging Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Status as a Regulated Investment Company Risk

      -     Tracking Error Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 39 for a discussion of each of the principal risks that apply to the Fund.

24


JAPAN 2x STRATEGY FUND

A-CLASS (RYJSX)                                                  C-CLASS (RYJTX)

FUND OBJECTIVE

The Japan 2x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the fair value of the Nikkei 225 Stock Average (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase by 200% of the fair value of the underlying index during times when the performance of the underlying index is increasing. When the fair value of the Fund's underlying index decreases, the value of the Fund's shares should also decrease by 200% of the fair value of the decrease in the underlying index (E.G., if the fair value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10%). Due to the use of fair valuation, which is explained in more detail under "Calculating NAV," the value of the Fund's shares may increase by more or less than 200% of the reported value of the underlying index on any given day. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Japan 2x Strategy Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the Nikkei 225 Stock Average and leveraged derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may invest in American Depositary Receipts to gain exposure to the underlying index.

The Nikkei 225 Stock Average is a price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange. Because the Nikkei Stock Average is expected to represent the performance of stocks on the First Section - and by extension the market in general - the mix of components is rebalanced from time to time to assure that all issues in the

                                                                   PROSPECTUS 25

index are both highly liquid and representative of Japan's industrial structure. As of December 31, 2007, the Nikkei 225 Stock Average included companies with capitalizations ranging from $183 million to $172 billion. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Japan 2x Strategy Fund is intended for investors who expect the Nikkei 225 Stock Average to go up and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Nikkei 225 Stock Average goes down.

PRINCIPAL RISKS

The Japan 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      -    Active Trading Risk

      -    Counterparty Credit Risk

      -    Currency Risk

      -    Depositary Receipt Risk

      -    Derivatives Risk

      -    Early Closing Risk

      -    Foreign Issuer Exposure Risk

      -    Geographic Concentration in Japan Risk

      -    Large Capitalization Securities Risk

      -    Leveraging Risk

      -    Market Risk

      -    Mid-Capitalization Securities Risk

      -    Non-Diversification Risk

      -    Small-Capitalization Securities Risk

      -    Status as a Regulated Investment Company Risk

      -    Tracking Error Risk

      -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 39 for a discussion of each of the principal risks that apply to the Fund.

26

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

A-CLASS (RYABX)                                                  C-CLASS (RYCGX)

FUND OBJECTIVE

The Government Long Bond 1.2x Strategy Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (E.G., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY


The Government Long Bond 1.2x Strategy Fund employs as its investment strategy a program of investing in U.S. Government securities and leveraged derivative instruments, which primarily consist of futures contracts, interest rate swaps, and options on securities and futures contracts. Futures and options contracts and interest rate swaps, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to its benchmark. Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities issued by the U.S. Government. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize its derivative positions. The Fund also may invest in zero coupon U.S. Treasury bonds. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE


The Government Long Bond 1.2x Strategy Fund is intended for investors who expect the value of the Long Treasury Bond to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the value of the Long Treasury Bond goes down.

                                                                   PROSPECTUS 27

PRINCIPAL RISKS

The Government Long Bond 1.2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Counterparty Credit Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Fixed Income Risk

      -     Leveraging Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Tracking Error Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 39 for a discussion of each of the principal risks that apply to the Fund.

28


INVERSE GOVERNMENT LONG BOND STRATEGY FUND

A-CLASS (RYAQX)                                                  C-CLASS (RYJCX)

FUND OBJECTIVE

The Inverse Government Long Bond Strategy Fund seeks to provide total returns that inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument. The Fund's current benchmark is the inverse (opposite) of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.


If the Fund meets its objective, the value of the Fund's shares will increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse Government Long Bond Strategy Fund's objective is to perform, on a daily basis, exactly opposite the daily price movement of the Long Treasury Bond. The Fund employs as its investment strategy a program of engaging in short sales and investing to a significant extent in derivative instruments, which primarily consist of futures contracts, interest rate swaps, and options on securities and futures contracts. Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform opposite to fixed income securities issued by the U.S. Government. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.


INVESTOR PROFILE


The Inverse Government Long Bond Strategy Fund is intended for investors who expect the value of the Long Treasury Bond to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the value of the Long Treasury Bond goes up.

                                                                   PROSPECTUS 29

PRINCIPAL RISKS

The Inverse Government Long Bond Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Counterparty Credit Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Fixed Income Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Short Sales Risk

      -     Tracking Error Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 39 for a discussion of each of the principal risks that apply to the Fund.

30

HIGH YIELD STRATEGY FUND

A-CLASS (RYHDX)                                                  C-CLASS (RYHHX)

FUND OBJECTIVE

The High Yield Strategy Fund seeks to provide investment results that correlate to the performance of the high yield bond market. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY

The High Yield Strategy Fund seeks to gain exposure similar to the performance of the high yield bond market by investing in credit default swaps, high yield securities, futures and other financial instruments with economic characteristics comparable to that of the high yield bond market as represented by U.S. and Canadian high yield bonds. Generally, high yield bonds are those bonds rated BB+ and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's Investor Services, Inc., but may include unrated bonds that the Advisor determines are of similar quality. The Advisor will consider the liquidity, transaction costs and relative value of available investments in seeking to meet the Fund's investment objective.

The Fund will primarily invest in credit default swaps to gain exposure similar to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A buyer of credit default swaps is buying credit protection or mitigating credit risk. A seller of credit default swaps is selling credit protection or assuming credit risk. The Fund will normally be a seller of credit protection (assuming credit risk) as it seeks to gain exposure to the high yield bond market, but may also buy credit protection from time to time in order to maintain the appropriate level of exposure to the high yield bond market, such as during times of heavy redemption activity.


In addition, the Fund may invest in bond futures for the purpose of managing duration risk. For cash management purposes, the Fund may invest in other fixed income securities and money market instruments. The Fund may also invest in other financial instruments including corporate notes, convertible debt securities, preferred securities and derivatives thereof, as well as other investment companies, including exchange-traded funds, unit investment trusts, and closed-end funds, that invest primarily in high yield debt instruments. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments that in combination have economic characteristics similar to the U.S. and Canadian high yield bond markets and/or in high yield

                                                                   PROSPECTUS 31

debt securities. This is a non-fundamental investment policy that can by changed by the Fund upon 60 days' prior notice to shareholders.


INVESTOR PROFILE


The High Yield Strategy Fund is intended for investors who expect the value of the high yield bond market to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the value of the high yield bond market goes down.


PRINCIPAL RISKS


The High Yield Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Counterparty Credit Risk

      -     Credit Risk

      -     Currency Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Fixed Income Risk

      -     Foreign Issuer Exposure Risk

      -     High Yield Risk

      -     Investment in Investment Companies Risk

      -     Investment Technique Risk

      -     Issuer Specific Risk

      -     Liquidity Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Portfolio Turnover Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 39 for a discussion of each of the principal risks that apply to the Fund.

32

INVERSE HIGH YIELD STRATEGY FUND

A-CLASS (RYILX)                                                  C-CLASS (RYIYX)

FUND OBJECTIVE


The Inverse High Yield Strategy Fund seeks to provide investment results that inversely correlate to the performance of the high yield bond market. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


If the Fund meets its investment objective, the value of the Fund's shares will tend to increase during times when the value of the high yield bond market, as a whole, is decreasing. When the value of the high yield bond market is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the value of the high yield bond market increases by 5%, the value of the Fund's shares should decrease by 5% on that day). As a result of the inverse correlation, certain of the risks described below apply to the Fund in an inverse or opposite manner than they would apply to the High Yield Strategy Fund or other traditional high yield mutual fund.

PRINCIPAL INVESTMENT STRATEGY

The Inverse High Yield Strategy Fund seeks to gain inverse exposure to the performance of the high yield bond market by investing in credit default swaps, futures and other financial instruments with economic characteristics opposite to that of the high yield bond market as represented by U.S. and Canadian high yield bonds. Generally, high yield bonds are those bonds rated BB+ and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's Investor Services, Inc., but may include unrated bonds that the Advisor determines are of similar quality. The Advisor will consider the liquidity, transaction costs and relative value of available investments in seeking to meet the Fund's objective.

The Fund will primarily invest in credit default swaps to gain inverse exposure to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A buyer of credit default swaps is buying credit protection or mitigating credit risk. A seller of credit default swaps is selling credit protection or assuming credit risk. The Fund will normally be a buyer of credit protection as it seeks to gain inverse exposure to the high yield bond market, but may also sell credit protection (assuming credit risk) from time to time in order to maintain the appropriate level of exposure to the high yield bond market, such as during times of heavy redemption activity.

                                                                   PROSPECTUS 33

In addition, the Fund may invest in bond futures for the purpose of managing duration risk. For cash management purposes, the Fund may invest in other fixed income securities and money market instruments. The Fund may also invest in other financial instruments including corporate notes, convertible debt securities, preferred securities and derivatives thereof, as well as other investment companies, including exchange-traded funds, unit investment trusts, and closed-end funds, that provide inverse exposure to the high yield debt market. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments that in combination should provide inverse exposure to the U.S. and Canadian high yield bond markets. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders.


INVESTOR PROFILE

The Inverse High Yield Strategy Fund is intended for investors who expect the value of the high yield bond market to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the value of the high yield bond market goes up.


PRINCIPAL RISKS


The Inverse High Yield Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Counterparty Credit Risk

      -     Credit Risk

      -     Currency Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Fixed Income Risk

      -     Foreign Issuer Exposure Risk

      -     Investment in Investment Companies Risk

      -     Investment Technique Risk

      -     Issuer Specific Risk

      -     Liquidity Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Portfolio Turnover Risk

      -     Short Sales Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 39 for a discussion of each of the principal risks that apply to the Fund.

34

U.S. GOVERNMENT MONEY MARKET FUND

A-CLASS (RYAXX)                                                  C-CLASS (RYCXX)

FUND OBJECTIVE

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PRINCIPAL INVESTMENT STRATEGY


The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund may also invest in Eurodollar Time Deposits. The Fund operates under U.S. Securities and Exchange Commission rules, which impose certain liquidity, maturity, and diversification requirements on all money market funds. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.


PRINCIPAL RISKS

The U.S. Government Money Market Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Interest Rate Risk

      -     Stable Price Per Share Risk

Please see "Descriptions of Principal Risks" on page 39 for a discussion of each of the principal risks that apply to the Fund.

                                                                   PROSPECTUS 35


PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.

                                                                      INVERSE
                                                    NOVA  S&P 500     S&P 500      NASDAQ-
                                                    FUND   FUND    STRATEGY FUND  100(R)FUND
                                                    ----  -------  -------------  ----------
Active Trading Risk                                  X       X           X            X
Counterparty Credit Risk                             X       X           X            X
Credit Risk
Currency Risk
Depositary Receipt Risk                                                               X
Derivatives Risk                                     X       X           X            X
Early Closing Risk                                   X       X           X            X
Fixed Income Risk
Foreign Issuer Exposure Risk                                                          X
Geographic Concentration in Europe Risk
Geographic Concentration in Japan Risk
High Yield Risk
Industry Concentration Risk                                                           X
Interest Rate Risk
Investment in Investment Companies Risk
Investment Technique Risk
Issuer Specific Risk
Large-Capitalization Securities Risk                 X       X           X            X
Leveraging Risk                                      X
Liquidity Risk
Market Risk                                          X       X           X            X
Mid-Capitalization Securities Risk
Non-Diversification Risk                             X       X           X            X
Portfolio Turnover Risk
Short Sales Risk                                                         X
Small-Capitalization Securities Risk
Stable Price Per Share Risk
Status as a Regulated Investment Company Risk
Technology Sector Concentration Risk                                                  X
Tracking Error Risk                                  X       X           X            X
Trading Halt Risk                                    X       X           X            X

36

                                            INVERSE
                                            NASDAQ-       MID-CAP 1.5X     INVERSE      RUSSELL 2000(R)
                                         100(R)STRATEGY      STRATEGY       MID-CAP      1.5X STRATEGY
                                             FUND             FUND      STRATEGY FUND       FUND
                                         --------------   ------------  -------------   -------------
Active Trading Risk                            X                X             X               X
Counterparty Credit Risk                       X                X             X               X
Credit Risk
Currency Risk
Depositary Receipt Risk                        X
Derivatives Risk                               X                X             X               X
Early Closing Risk                             X                X             X               X
Fixed Income Risk
Foreign Issuer Exposure Risk                   X
Geographic Concentration in Europe Risk
Geographic Concentration in Japan Risk
High Yield Risk
Industry Concentration Risk                    X
Interest Rate Risk
Investment in Investment Companies Risk
Investment Technique Risk
Issuer Specific Risk
Large-Capitalization Securities Risk           X
Leveraging Risk                                                 X                             X
Liquidity Risk
Market Risk                                    X                X             X               X
Mid-Capitalization Securities Risk                              X             X
Non-Diversification Risk                       X                X             X               X
Portfolio Turnover Risk
Short Sales Risk                               X                              X
Small-Capitalization Securities Risk                                                          X
Stable Price Per Share Risk
Status as a Regulated Investment
Company Risk
Technology Sector Concentration Risk           X
Tracking Error Risk                            X                X             X               X
Trading Halt Risk                              X                X             X               X

                                                                   PROSPECTUS 37

                                                         INVERSE       EUROPE               GOVERNMENT
                                            RUSSELL  RUSSELL 2000(R)   1.25X    JAPAN 2X     LONG BOND
                                            2000(R)     STRATEGY      STRATEGY  STRATEGY   1.2X STRATEGY
                                             FUND         FUND          FUND      FUND         FUND
                                            -------  ---------------  --------  --------   -------------
Active Trading Risk                            X            X            X          X            X
Counterparty Credit Risk                       X            X            X          X            X
Credit Risk
Currency Risk                                                            X          X
Depositary Receipt Risk                                                  X          X
Derivatives Risk                               X            X            X          X            X
Early Closing Risk                             X            X            X          X            X
Fixed Income Risk                                                                                X
Foreign Issuer Exposure Risk                                             X          X
Geographic Concentration in Europe Risk                                  X
Geographic Concentration in Japan Risk                                              X
High Yield Risk
Industry Concentration Risk
Interest Rate Risk
Investment in Investment Companies Risk
Investment Technique Risk
Issuer Specific Risk
Large-Capitalization Securities Risk                                     X          X
Leveraging Risk                                                          X          X            X
Liquidity Risk
Market Risk                                    X            X            X          X            X
Mid-Capitalization Securities Risk                                                  X
Non-Diversification Risk                       X            X            X          X            X
Portfolio Turnover Risk
Short Sales Risk                                            X
Small-Capitalization Securities Risk           X            X                       X
Stable Price Per Share Risk
Status as a Regulated Investment Company                                 X          X
Risk
Technology Sector Concentration Risk
Tracking Error Risk                            X            X            X          X            X
Trading Halt Risk                              X            X            X          X            X

38

                                             INVERSE                       INVERSE        U.S.
                                           GOVERNMENT       HIGH YIELD   HIGH YIELD    GOVERNMENT
                                       LONG BOND STRATEGY    STRATEGY     STRATEGY    MONEY MARKET
                                              FUND             FUND         FUND          FUND
                                       ------------------   ----------   ----------   ------------
Active Trading Risk                             X                X            X
Counterparty Credit Risk                        X                X            X
Credit Risk                                                      X            X
Currency Risk                                                    X            X
Depositary Receipt Risk
Derivatives Risk                                X                X            X
Early Closing Risk                              X                X            X
Fixed Income Risk                               X                X            X
Foreign Issuer Exposure Risk                                     X            X
Geographic Concentration in Europe Risk
Geographic Concentration in Japan Risk
High Yield Risk                                                  X
Industry Concentration Risk
Interest Rate Risk                                                                         X
Investment in Investment Companies                               X            X
Risk
Investment Technique Risk                                        X            X
Issuer Specific Risk                                             X            X
Large-Capitalization Securities Risk
Leveraging Risk
Liquidity Risk                                                   X            X
Market Risk                                     X                X            X
Mid-Capitalization Securities Risk
Non-Diversification Risk                        X                X            X
Portfolio Turnover Risk                                          X            X
Short Sales Risk                                X                             X
Small-Capitalization Securities Risk
Stable Price Per Share Risk                                                                X
Status as a Regulated Investment
Company Risk
Technology Sector Concentration Risk
Tracking Error Risk                             X
Trading Halt Risk                               X                X            X

                                                                   PROSPECTUS 39

DESCRIPTIONS OF PRINCIPAL RISKS

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

COUNTERPARTY CREDIT RISK - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

      CREDIT DEFAULT SWAP RISK - The High Yield Strategy Fund and Inverse High Yield Strategy Fund may each enter into credit default swap agreements. A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. Each Fund may be either the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a "Credit Event") or the seller of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of

40

      income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation through either physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if each Fund invested directly in the underlying reference obligations. For example, a credit default swap may increase each Fund's credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the Fund invests.


CREDIT RISK - For the High Yield Strategy Fund, credit risk is the risk that the Fund could lose money if the issuer or guarantor of a debt instrument becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. For the Inverse High Yield Strategy Fund, credit risk is the risk that the Fund could lose money if the credit quality, or the perception of the financial condition, of the issuer or guarantor of a debt instrument is either upgraded or improves. Securities are subject to varying degrees of credit risk, which are sometimes reflected in credit ratings.


CURRENCY RISK - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

                                                                   PROSPECTUS 41

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts or ADRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the NYSE. The Fund will primarily invest in sponsored ADRs, which are issued with the support of the issuer of the foreign stock underlying the ADRs and which carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.


DERIVATIVES RISK - The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a

42

      specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.


      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.


      The risks associated with the Fund's use of futures and options contracts include:

      - The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

      - There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

      - Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

      - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

      - Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.


EARLY CLOSING RISK - The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a

                                                                   PROSPECTUS 43

high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FIXED INCOME RISK - The Fund may invest in fixed income securities or related instruments. The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. While such periods may benefit the High Yield Strategy Fund, they may cause the value of an investment in the Inverse High Yield Strategy Fund to decrease. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the Government Long Bond 1.2x Strategy Fund or Inverse Government Long Bond Strategy Fund having to reinvest the proceeds in lower or higher coupon securities, respectively. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. The value of an investment in the High Yield Strategy Fund may decline during periods of rising interest rates. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. With respect to the High Yield Strategy Fund and Inverse High Yield Strategy Fund, the prices of high yield bonds, unlike those of investment grade bonds, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. The High Yield Strategy and Inverse High Yield Strategy Funds may invest in instruments that are linked to the performance of foreign issuers, primarily Canadian issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally

44

have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund. With respect to the High Yield Strategy and Inverse High Yield Strategy Funds, the Canadian economy can be significantly affected by the U.S. economy and the price of natural resources. In addition, periodic demands by the Province of Quebec for sovereignty could significantly affect the Canadian market.

GEOGRAPHIC CONCENTRATION IN EUROPE RISK - Because a significant portion of the assets of the Fund are invested in a specific geographic region, the value of its investments and the net asset value of the Fund could decline more dramatically as a result of adverse events affecting Europe. In addition, countries in Europe may be significantly affected by the tight fiscal and monetary controls of the European Economic and Monetary Union (EMU).


GEOGRAPHIC CONCENTRATION IN JAPAN RISK - Targeting Japan could hurt the Fund's performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese economic growth has weakened after the sharp collapse of the stock market in the 1990's and the current economic condition remains uncertain. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or erroneous. The Fund may be more volatile than a geographically diversified equity fund.

HIGH YIELD RISK - The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"). High yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer's continuing ability to make principal and interest payments. The value of these securities often fluctuates in response to company, political, or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the ability of the Fund to sell these securities

                                                                   PROSPECTUS 45

(liquidity risk). These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment. The High Yield Strategy Fund seeks to correspond generally to the total return of the high yield bond market and thus an investment in the Fund will generally decline in value when the high yield bond market is losing value. By contrast, the Inverse High Yield Strategy Fund seeks to correspond generally to the inverse (opposite) of the total return of the high yield bond market, and thus an investment in the Fund will generally decline in value when the high yield bond market is gaining value.

INDUSTRY CONCENTRATION RISK - The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.


INTEREST RATE RISK - Interest Rate Risk involves the potential for decline in the Fund's yield (the rate of dividends the Fund pays) in the event of declining interest rates.


INVESTMENT IN INVESTMENT COMPANIES RISK - The Fund may purchase shares of investment companies, such as exchange-traded funds, unit investment trusts, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an exchange-traded fund are traded at market prices, which may vary from the net asset value of its underlying investments. In addition, the Fund may invest in investment companies that are not registered pursuant to the Investment Company Act of 1940, as amended, and therefore, are not subject to the regulatory scheme of the Investment Company Act of 1940.


INVESTMENT TECHNIQUE RISK - The Fund may use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, options and swap agreements include potentially dramatic price changes

46

(losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying bond or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in high yield debt securities, including: 1) the risk that an instrument is temporarily mispriced; 2) credit or performance risk on the amount the Fund expects to receive from a counterparty; 3) the risk that security prices, interest rates and currency markets will move adversely and the Fund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; and 5) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust the Fund's position in a particular instrument when desired.

ISSUER SPECIFIC RISK - The value of a security may increase or decrease for a number of reasons which directly relate to the issuer. For example, with respect to the High Yield Strategy Fund, perceived poor management performance, financial leverage or reduced demand of the issuer's goods or services may contribute to a decrease in the value of a security. A decrease in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the High Yield Strategy Fund to decrease. Conversely, with respect to the Inverse High Yield Strategy Fund, effective management, improved financial condition or increased demand of the issuer's goods or services are factors that may contribute to an increase in the value of a security. An increase in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the Inverse High Yield Strategy Fund to decrease.


LARGE-CAPITALIZATION SECURITIES RISK - The Nova Fund, S&P 500 Fund, NASDAQ-100(R) Fund, Europe 1.25x Strategy Fund, and Japan 2x Strategy Fund are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Conversely, the Inverse S&P 500 Strategy Fund and Inverse NASDAQ-100(R) Strategy Fund are subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK - The Fund achieves leveraged exposure to its underlying index through the use of derivative instruments. The more the Fund invests in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Leverage will cause the value of the Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the

                                                                   PROSPECTUS 47

value of the Fund's portfolio securities or other investments. The Fund will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund's investment income, resulting in greater losses. The value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index due to the fact that the Fund's investment strategies involve consistently applied leverage. Leverage will also have the effect of magnifying tracking error risk.


LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in the Fund's portfolio, the ability of the Fund to assign an accurate daily value to these investments may be difficult and the Advisor may be required to fair value the investments. For additional information about fair valuation, see "Calculating NAV."


MARKET RISK - The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible

48

debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and other financial instruments may fluctuate drastically from day to day.

MID-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with larger capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. The Mid-Cap 1.5x Strategy Fund and Japan 2x Strategy Fund are subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Conversely, the Inverse Mid-Cap Strategy Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.


NON-DIVERSIFICATION RISK - To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction.

                                                                   PROSPECTUS 49

Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. Similarly, when the Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.


SMALL-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. The Russell 2000(R) 1.5x Strategy Fund, Russell 2000(R) Fund and Japan 2x Strategy Fund are subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. Conversely, the Inverse Russell 2000(R) Strategy Fund is subject to

50

the risk that small-capitalization stocks may outperform other segments of the equity market or the equity markets as a whole.


STABLE PRICE PER SHARE RISK - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.


STATUS AS A REGULATED INVESTMENT COMPANY RISK - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Please see the Statement of Additional Information under "Dividends, Distributions and Taxes - Special Considerations Applicable to the Funds" for additional discussion of this issue.


TECHNOLOGY SECTOR CONCENTRATION RISK - The Fund's underlying index is concentrated in technology companies. As a result, the Fund's investments will also necessarily be concentrated in technology companies. The market prices of technology-related instruments tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of instruments. Technology-related instruments also may be affected adversely by, among other things, changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services.


TRACKING ERROR RISK - Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. In addition, because each Fund, except for the Mid-Cap 1.5x Strategy Fund, Russell 2000(R) 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund and Government Long Bond 1.2x Strategy Fund, is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

                                                                   PROSPECTUS 51

The Mid-Cap 1.5x Strategy Fund, Russell 2000(R) 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund and Government Long Bond 1.2x Strategy Fund seek to track their respective benchmarks over time, but are also subject to the effects of mathematical compounding. Tracking error may be more significant for the Mid-Cap 1.5x Strategy Fund, Russell 2000(R) 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund and Government Long Bond 1.2x Strategy Fund compared to other Rydex Funds due to the Funds' consistent application of leverage to increase exposure to their respective underlying indices.

The prices of the Europe 1.25x Strategy Fund and Japan 2x Strategy Fund are calculated at the close of the U.S. markets using fair value prices. Due to the differences in times between the close of the European and Japanese markets and the time the Funds price their shares, the value the Funds assign to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. On a daily basis, the Funds are priced with consideration to the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, and market movement in the U.S. as related to the securities. As a result, the tracking error risk for the Europe 1.25x Strategy Fund and Japan 2x Strategy Fund may be higher than for other Rydex Funds.

TRADING HALT RISK - The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial AverageSM, may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair value" method to price its outstanding contracts or securities.

52

FUND PERFORMANCE

The following bar charts show the performance of the C-Class Shares of the Funds from year to year. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of the A-Class Shares and C-Class Shares of the Funds as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. The after-tax returns are calculated using the highest historical federal income and capital gains tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Returns After Taxes on Distributions assume a continued investment in a Fund and show the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other classes of shares will differ from those shown below. Of course, this past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.

                                                                   PROSPECTUS 53


NOVA FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -19.21%.

                                  (PERFORMANCE GRAPH)


YEAR    QUARTER RETURN
----    --------------
2002    -35.81
2003     39.04
2004     14.27
2005      3.61
2006     18.52
2007      0.72

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 23.16%               (quarter ended 9/30/2002) -26.58%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                            Since Inception
A-CLASS SHARES                                Past 1 Year     (3/31/2004)
--------------                                -----------   ---------------
Return Before Taxes                              -3.29%           8.21%
Return After Taxes on Distributions              -4.02%           7.04%
Return After Taxes on Distributions and
   Sale of Fund Shares                           -2.12%           6.39%
S&P 500(R) Index (1)                              5.49%           9.32%

                                                                           Since Inception
C-CLASS SHARES                                Past 1 Year   Past 5 Years      (3/14/2001)
--------------                                -----------   ------------   ---------------
Return Before Taxes                               0.72%        14.47%            2.54%
Return After Taxes on Distributions              -0.07%        13.51%            1.89%
Return After Taxes on Distributions and
   Sale of Fund Shares                            0.49%        12.14%            1.80%
S&P 500(R) Index (1)                              5.49%        12.83%            5.25%

----------
(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

54

S&P 500 FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -10.85%.

                                  (PERFORMANCE GRAPH)


YEAR                QUARTER RETURN
----                --------------
2007                 2.77

Highest Quarter Return                                    Lowest Quarter Return
(quarter ended 6/30/2007) 5.71%                (quarter ended 12/31/2007) -4.05%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                            Since Inception
A-CLASS SHARES                                Past 1 Year     (5/31/2006)
--------------                                -----------   ---------------
Return Before Taxes                              -1.39%          5.91%
Return After Taxes on Distributions              -1.55%          5.37%
Return After Taxes on Distributions and
   Sale of Fund Shares                           -0.90%          4.72%
S&P 500(R) Index (1)                              5.49%         11.65%

                                                             Since Inception
C-CLASS SHARES                                Past 1 Year      (5/31/2006)
--------------                                -----------    ---------------
Return Before Taxes                               2.77%            8.39%
Return After Taxes on Distributions               2.60%            7.83%
Return After Taxes on Distributions and
   Sale of Fund Shares                            1.80%            6.83%
S&P 500(R) Index (1)                              5.49%           11.65%

----------
(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 55

INVERSE S&P 500 STRATEGY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS 12.91%.

                                  (PERFORMANCE GRAPH)


YEAR    QUARTER RETURN
----    --------------
2002     21.06
2003    -24.47
2004    -10.87
2005     -1.66
2006     -7.83
2007      0.23

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 9/30/2002) 17.34%               (quarter ended 6/30/2003) -13.93%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                            Since Inception
A-CLASS SHARES                                Past 1 Year     (3/31/2004)
--------------                                -----------   ---------------
Return Before Taxes                              -3.89%          -5.45%
Return After Taxes on Distributions              -5.35%          -6.24%
Return After Taxes on Distributions and
   Sale of Fund Shares                           -2.56%          -5.02%
S&P 500(R) Index (1)                              5.49%           9.32%

                                                                              Since Inception
C-CLASS SHARES                                Past 1 Year     Past 5 Years      (3/15/2001)
--------------                                -----------     ------------    ---------------
Return Before Taxes                              0.23%            -9.36%           -4.06%
Return After Taxes on Distributions             -1.32%           -10.17%           -4.75%
Return After Taxes on Distributions and
   Sale of Fund Shares                           0.12%            -8.10%           -3.73%
S&P 500(R) Index (1)                             5.49%            12.83%            5.17%

----------
(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

56

NASDAQ-100(R) FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -12.32%.

                              (PERFORMANCE GRAPH)


YEAR    QUARTER RETURN
----    --------------
2002    -39.07
2003     44.59
2004      8.41
2005      0.24
2006      5.18
2007     16.86

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2002) 17.46%              (quarter ended 6/30/2002) -28.32%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                            Since Inception
A-CLASS SHARES                                Past 1 Year     (3/31/2004)
--------------                                -----------   ---------------
Return Before Taxes                              12.17%          8.13%
Return After Taxes on Distributions              12.17%          8.09%
Return After Taxes on Distributions and
   Sale of Fund Shares                            7.91%          6.99%
NASDAQ-100 Index(R) (2)                          18.67%         10.40%

                                                                              Since Inception
C-CLASS SHARES                                Past 1 Year     Past 5 Years      (3/26/2001)
--------------                                -----------     ------------    ---------------
Return Before Taxes                              16.86%          14.07%            1.09%
Return After Taxes on Distributions              16.86%          14.04%            1.08%
Return After Taxes on Distributions and
   Sale of Fund Shares                           10.96%          12.35%            0.92%
NASDAQ-100 Index(R) (2)                          18.67%          16.20%            3.27%

(2) THE NASDAQ-100 INDEX(R) IS AN UNMANAGED MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 57

INVERSE NASDAQ-100(R) STRATEGY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS 11.10%.

                              (PERFORMANCE GRAPH)


YEAR    QUARTER RETURN
----    --------------
2002     34.00
2003    -37.61
2004    -12.50
2005      0.14
2006     -2.06
2007    -12.62

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2002) 32.41%              (quarter ended 12/31/2002) -18.98%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                            Since Inception
A-CLASS SHARES                                Past 1 Year     (3/31/2004)
--------------                                -----------   ---------------
Return Before Taxes                             -16.09%          -8.13%
Return After Taxes on Distributions             -17.19%          -8.80%
Return After Taxes on Distributions and
   Sale of Fund Shares                          -10.48%          -7.14%
NASDAQ-100 Index(R) (2)                          18.67%          10.40%

                                                                              Since Inception
C-CLASS SHARES                                Past 1 Year     Past 5 Years       (3/7/2001)
--------------                                -----------     ------------    ---------------
Return Before Taxes                             -12.62%          -14.09%           -5.97%
Return After Taxes on Distributions             -13.84%          -14.59%           -6.58%
Return After Taxes on Distributions and
   Sale of Fund Shares                           -8.22%          -11.59%           -5.21%
NASDAQ-100 Index(R) (2)                           18.67%           16.20%            0.64%

(2) THE NASDAQ-100 INDEX(R) IS AN UNMANAGED MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

58

MID-CAP 1.5x STRATEGY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -9.13%.

                              (PERFORMANCE GRAPH)


YEAR    QUARTER RETURN
----    --------------
2002    -37.96
2003     49.86
2004     20.79
2005     13.03
2006     10.00
2007      1.99

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 26.88%               (quarter ended 9/30/2002) -25.90%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                          Since Inception
A-CLASS SHARES                             Past 1 Year      (3/31/2004)
--------------                             -----------    ---------------
Return Before Taxes                           -2.13%           9.44%
Return After Taxes on Distributions           -3.15%           8.94%
Return After Taxes on Distributions and
   Sale of Fund Shares                        -0.76%           8.06%
S&P MidCap 400(R) Index (3)                    7.98%          11.14%

                                                                          Since Inception
C-CLASS SHARES                              Past 1 Year   Past 5 Years       (8/20/2001)
--------------                              -----------   ------------    ---------------
Return Before Taxes                            1.99%         18.08%            8.00%
Return After Taxes on Distributions            0.87%         17.66%            7.66%
Return After Taxes on Distributions and
   Sale of Fund Shares                         1.98%         15.92%            6.89%
S&P MidCap 400(R) Index (3)                    7.98%         16.20%           10.24%

(3)   THE S&P MIDCAP 400(R) INDEX IS AN UNMANAGED MODIFIED
      CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 400 MID CAP STOCKS CHOSEN BY S&P FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. RETURNS REFLECT NO DEDUCTION FOR FEES, TAXES OR EXPENSES.

                                                                   PROSPECTUS 59

INVERSE MID-CAP STRATEGY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS 3.65%.

                              (PERFORMANCE GRAPH)


YEAR    QUARTER RETURN
----    --------------
2005    -9.18
2006    -4.10
2007    -2.23

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2006) 4.23%                 (quarter ended 3/31/2006) -5.84%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                         Since Inception
A-CLASS SHARES                             Past 1 Year     (3/31/2004)
--------------                             -----------   ---------------
Return Before Taxes                           -6.20%          -7.75%
Return After Taxes on Distributions           -6.81%          -8.71%
Return After Taxes on Distributions and
   Sale of Fund Shares                        -4.04%          -6.99%
S&P MidCap 400(R) Index (3)                    7.98%          11.14%

                                                           Since Inception
C-CLASS SHARES                             Past 1 Year        (2/20/2004)
--------------                             -----------     ---------------
Return Before Taxes                           -2.23%            -7.57%
Return After Taxes on Distributions           -2.89%            -8.52%
Return After Taxes on Distributions and
   Sale of Fund Shares                        -1.46%            -6.83%
S&P MidCap 400(R) Index (3)                    7.98%            11.17%

(3)   THE S&P MIDCAP 400(R) INDEX IS AN UNMANAGED MODIFIED
      CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 400 MID CAP STOCKS CHOSEN BY S&P FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. RETURNS REFLECT NO DEDUCTION FOR FEES, TAXES OR EXPENSES.

60

RUSSELL 2000(R) 1.5X STRATEGY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -16.21%.

                              (PERFORMANCE GRAPH)


YEAR    QUARTER RETURN
----    --------------
2002    -34.32
2003     67.23
2004     24.09
2005      3.27
2006     20.48
2007     -7.57

Highest Quarter Return                                    Lowest Quarter Return
(quarter ended 6/30/2003) 36.00%               (quarter ended 9/30/2002) -32.48%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                         Since Inception
A-CLASS SHARES                             Past 1 Year     (3/31/2004)
--------------                             -----------   ---------------
Return Before Taxes                          -11.34%          6.93%
Return After Taxes on Distributions          -11.41%          6.72%
Return After Taxes on Distributions and
   Sale of Fund Shares                        -7.37%          5.96%
Russell 2000(R) Index (4)                     -1.57%          8.46%

                                                                         Since Inception
C-CLASS SHARES                            Past 1 Year    Past 5 Years      (1/23/2001)
--------------                            -----------    ------------    ---------------
Return Before Taxes                          -7.57%         19.00%            4.85%
Return After Taxes on Distributions          -7.65%         18.82%            4.73%
Return After Taxes on Distributions and
   Sale of Fund Shares                       -4.92%         16.85%            4.20%
Russell 2000(R) Index (4)                    -1.57%         16.25%            7.63%

(4) THE RUSSELL 2000(R) INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF SMALL-CAPITALIZATION COMPANY PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                                                   PROSPECTUS 61

RUSSELL 2000(R) FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -10.29%.

                              (PERFORMANCE GRAPH)


YEAR    QUARTER RETURN
----    --------------
2007    -3.66

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2007) 4.00%                (quarter ended 12/31/2007) -5.38%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                            Since Inception
A-CLASS SHARES                               Past 1 Year      (5/31/2006)
--------------                               -----------    ---------------
Return Before Taxes                             -7.62%            0.51%
Return After Taxes on Distributions             -7.86%            0.23%
Return After Taxes on Distributions and
   Sale of Fund Shares                          -4.95%            0.28%
Russell 2000(R) Index (4)                       -1.57%            5.19%

                                                          Since Inception
C-CLASS SHARES                              Past 1 Year      (5/31/2006)
--------------                              -----------   ---------------
Return Before Taxes                            -3.66%          2.98%
Return After Taxes on Distributions            -3.92%          2.69%
Return After Taxes on Distributions and
   Sale of Fund Shares                         -2.38%          2.38%
Russell 2000(R) Index (4)                      -1.57%          5.19%

(4) THE RUSSELL 2000(R) INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF SMALL-CAPITALIZATION COMPANY PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

62

INVERSE RUSSELL 2000(R) STRATEGY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS 8.08%.

                              (PERFORMANCE GRAPH)


YEAR    QUARTER RETURN
----    --------------
2005     -3.44
2006    -12.04
2007      4.31

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2006) 5.96%                (quarter ended 3/31/2006) -11.28%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                          Since Inception
A-CLASS SHARES                             Past 1 Year      (3/31/2004)
--------------                             -----------    ---------------
Return Before Taxes                            0.11%           -6.75%
Return After Taxes on Distributions           -1.25%           -7.65%
Return After Taxes on Distributions and
   Sale of Fund Shares                         0.05%           -6.15%
Russell 2000(R) Index (4)                     -1.57%            8.46%

                                                           Since Inception
C-CLASS SHARES                              Past 1 Year       (2/20/2004)
--------------                              -----------    ---------------
Return Before Taxes                             4.31%          -6.66%
Return After Taxes on Distributions             2.84%          -7.55%
Return After Taxes on Distributions and
   Sale of Fund Shares                          2.78%          -6.07%
Russell 2000(R) Index (4)                      -1.57%           8.75%

(4) THE RUSSELL 2000(R) INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF SMALL-CAPITALIZATION COMPANY PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                                                   PROSPECTUS 63

EUROPE 1.25X STRATEGY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -17.17%.

                              (PERFORMANCE GRAPH)


YEAR    QUARTER RETURN
----    --------------
2002    -29.94
2003     41.38
2004     15.70
2005      5.93
2006     28.20
2007     12.21

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 26.69%               (quarter ended 9/30/2002) -29.27%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                        Since Inception
A-CLASS SHARES                            Past 1 Year     (3/31/2004)
--------------                            -----------   ---------------
Return Before Taxes                           7.69%          16.52%
Return After Taxes on Distributions           6.43%          15.62%
Return After Taxes on Distributions and
   Sale of Fund Shares                        5.04%          13.85%
Dow Jones STOXX 50 Index(SM) (5)             13.78%          17.45%

                                                                           Since Inception
C-CLASS SHARES                             Past 1 Year     Past 5 Years       (5/10/2001)
--------------                             -----------     ------------    ---------------
Return Before Taxes                           12.21%          20.04%            5.80%
Return After Taxes on Distributions           10.82%          18.93%            5.06%
Return After Taxes on Distributions and
   Sale of Fund Shares                         7.98%          17.04%            4.55%
Dow Jones STOXX 50 Index(SM) (5)              13.78%          19.73%            8.25%

(5) THE DOW JONES STOXX 50(R) INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF EUROPEAN STOCK MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES. STOXX AND DOW JONES CLAIM COPYRIGHT AND OTHER PROPRIETARY INTEREST IN DOW JONES STOXX 50(R) INDEX. THE DOW JONES STOXX 50(R) INDEX AND THE RELATED TRADEMARKS HAVE BEEN LICENSED FOR CERTAIN PURPOSES BY THE ADVISOR.

64

JAPAN 2X STRATEGY FUND

The Japan 2x Strategy Fund commenced operations on February 22, 2008 and therefore, does not have a performance history for a full calendar year.

GOVERNMENT LONG BOND 1.2X STRATEGY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS 0.68%.

                                  (PERFORMANCE GRAPH)


YEAR    QUARTER RETURN
----    --------------
2002     18.19
2003     -2.66
2004      8.64
2005      6.98
2006     -4.17
2007      9.12

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 9/30/2002) 17.22%                (quarter ended 3/31/2006) -7.84%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                          Since Inception
A-CLASS SHARES                             Past 1 Year      (3/31/2004)
--------------                             -----------    ---------------
Return Before Taxes                            4.82%           3.02%
Return After Taxes on Distributions            3.53%           1.75%
Return After Taxes on Distributions and
   Sale of Fund Shares                         3.07%           1.82%
Lehman Long Treasury Bond Index (6)            9.81%           5.40%

                                                                          Since Inception
C-CLASS SHARES                              Past 1 Year   Past 5 Years       (5/2/2001)
--------------                              -----------   ------------    ---------------
Return Before Taxes                            9.12%         3.42%              5.85%
Return After Taxes on Distributions            8.05%         2.41%              4.75%
Return After Taxes on Distributions and
   Sale of Fund Shares                         5.88%         2.32%              4.37%
Lehman Long Treasury Bond Index (6)            9.81%         5.63%              7.39%

(6) THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                                                   PROSPECTUS 65

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -2.49%.

                              (PERFORMANCE GRAPH)


YEAR    QUARTER RETURN
----    --------------
2002    -17.41
2003     -2.94
2004     -9.66
2005     -5.89
2006      7.28
2007     -5.28

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2006) 7.75%                (quarter ended 9/30/2002) -13.33%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                          Since Inception
A-CLASS SHARES                             Past 1 Year      (3/31/2004)
--------------                             -----------    ---------------
Return Before Taxes                           -9.04%           -2.72%
Return After Taxes on Distributions          -10.20%           -3.35%
Return After Taxes on Distributions and
   Sale of Fund Shares                        -5.87%           -2.65%
Lehman Long Treasury Bond Index (6)            9.81%            5.40%

                                                                           Since Inception
C-CLASS SHARES                             Past 1 Year     Past 5 Years      (3/28/2001)
--------------                             -----------     ------------    ---------------
Return Before Taxes                           -5.28%          -3.46%            -5.32%
Return After Taxes on Distributions           -6.55%          -3.95%            -5.68%
Return After Taxes on Distributions and
   Sale of Fund Shares                        -3.43%          -3.18%            -4.60%
Lehman Long Treasury Bond Index (6)            9.81%           5.63%             7.02%

(6) THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

66

HIGH YIELD STRATEGY FUND

The High Yield Strategy Fund commenced operations on April 16, 2007 and therefore does not have a performance history for a full calendar year.

INVERSE HIGH YIELD STRATEGY FUND

The Inverse High Yield Strategy Fund commenced operations on April 16, 2007 and therefore does not have a performance history for a full calendar year.

U.S. GOVERNMENT MONEY MARKET FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS 0.48%.

                              (PERFORMANCE GRAPH)


YEAR    QUARTER RETURN
----    --------------
2001      2.32
2002      0.11
2003      0.01
2004      0.03
2005      1.30
2006      3.02
2007      3.18

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2001) 1.00%                  (quarter ended 3/31/2003) 0.00%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                         Since Inception
A-CLASS SHARES           Past 1 Year       (3/31/2004)
--------------           -----------     ---------------
Return Before Taxes         3.95%             2.68%

                                                    Since Inception
C-CLASS SHARES         Past 1 Year   Past 5 Years     (10/19/2000)
--------------         -----------   ------------   ---------------
Return Before Taxes      3.18%          1.51%            1.52%

YIELD

Call 800.820.0888 for the U.S. Government Money Market Fund's current yield.

                                                                   PROSPECTUS 67

THIS PAGE INTENTIONALLY LEFT BLANK.

68

FUND FEES AND EXPENSES


The tables below describe the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Funds described in this Prospectus.

                                                                                  NOVA
                                                                           ------------------
                                                                           A-CLASS    C-CLASS
                                                                           -------    -------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)(1)
Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of initial purchase price)(2)                             4.75%         None
Maximum Deferred Sales Charge (Load) (as a percentage
of initial purchase price or current market value, whichever is less)(3)   None(4)       1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                                               0.75%      0.75%
Distribution And/Or Shareholder Service (12b-1) Fees                          0.25%      1.00%
Total Other Expenses                                                          0.52%      0.52%
   Short Interest Expenses                                                    None       None
   Remaining Other Expenses                                                   0.52%      0.52%
                                                                           -------    -------
Total Annual Fund Operating Expenses                                          1.52%      2.27%
                                                                           =======    =======

(1) THE FUNDS WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.

(2) REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES." THIS SALES CHARGE DOES NOT APPLY TO THE U.S. GOVERNMENT MONEY MARKET FUND.

(3) THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH RYDEX DISTRIBUTORS, INC. (THE "DISTRIBUTOR") TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

(4) FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NET ASSET VALUE ("NAV"), WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1.00% CONTINGENT DEFERRED SALES CHARGE ("CDSC") BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER.

                                                                   PROSPECTUS 69

      S&P 500      INVERSE S&P 500 STRATEGY  NASDAQ-100(R)
------------------ ------------------------ ----------------
 A-CLASS   C-CLASS   A-CLASS     C-CLASS   A-CLASS   C-CLASS
--------  --------   -------     --------  --------  -------



   4.75%    None      4.75%       None      4.75%     None

   None(4)  1.00%     None(4)     1.00%     None(4)   1.00%



   0.75%    0.75%     0.90%       0.90%     0.75%     0.75%
   0.25%    1.00%     0.25%       1.00%     0.25%     1.00%
   0.51%    0.50%     0.51%       0.51%     0.54%     0.53%
   None     None       None       None      None      None
   0.51%    0.50%     0.51%       0.51%     0.54%     0.53%
   ----     ----      ----        ----      ----      ----
   1.51%    2.25%     1.66%       2.41%     1.54%     2.28%
   ====     ====      ====        ====      ====      ====

70

The tables below describe the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Funds described in this Prospectus.

                                                                              INVERSE
                                                                       NASDAQ-100(R) STRATEGY
                                                                       ----------------------
                                                                         A-CLASS     C-CLASS
                                                                       ---------     --------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)(1)
Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of initial purchase price)(2)                             4.75%      None

Maximum Deferred Sales Charge (Load) (as a percentage
of initial purchase price or current market value, whichever is less)(3)   None(4)    1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                                            0.90%      0.90%
Distribution And/Or Shareholder Service (12b-1) Fees                       0.25%      1.00%
Total Other Expenses                                                       0.57%      0.58%
   Short Interest Expenses                                                 None       None
   Remaining Other Expenses                                                0.57%      0.58%
                                                                           ----       ----
Total Annual Fund Operating Expenses                                       1.72%      2.48%
                                                                           ====       ====

(1) THE FUNDS WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.

(2) REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES." THIS SALES CHARGE DOES NOT APPLY TO THE U.S. GOVERNMENT MONEY MARKET FUND.

(3) THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH RYDEX DISTRIBUTORS, INC. (THE "DISTRIBUTOR") TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

(4) FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NET ASSET VALUE ("NAV"), WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1.00% CONTINGENT DEFERRED SALES CHARGE ("CDSC") BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER.

                                                                    PROSPCTUS 71

   MID-CAP 1.5X STRATEGY     INVERSE MID-CAP STRATEGY    RUSSELL 2000(R)1.5X STRATEGY
-------------------------    -------------------------   ----------------------------
  A-CLASS         C-CLASS    A-CLASS           C-CLASS     A-CLASS            C-CLASS
---------         -------    -------           -------     -------            -------



  4.75%             None      4.75%              None       4.75%               None

  None(4)           1.00%     None(4)           1.00%       None(4)             1.00%


  0.90%             0.90%     0.90%             0.90%       0.90%               0.90%
  0.25%             1.00%     0.25%             1.00%       0.25%               1.00%
  0.52%             0.52%     0.51%             0.51%       0.52%               0.52%
  None              None      None              None        None                None
  0.52%             0.52%     0.51%             0.51%       0.52%               0.52%
  ----              ----      ----              ----        ----                ----
  1.67%             2.42%     1.66%             2.41%       1.67%               2.42%
  ====              ====      ====              ====        ====                ====

72

The tables below describe the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Funds described in this Prospectus.

                                                                                RUSSELL 2000(R)
                                                                              ------------------
                                                                              A-CLASS    C-CLASS
                                                                              -------    -------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)(1)
Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of initial purchase price)(2)                                 4.75%      None

Maximum Deferred Sales Charge (Load) (as a percentage
of initial purchase price or current market value, whichever is less)(3)       None(4)    1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                                                0.75%      0.75%
Distribution And/Or Shareholder Service (12b-1) Fees                           0.25%      1.00%
Total Other Expenses                                                           0.51%      0.52%
   Short Interest Expenses                                                     None       None
   Remaining Other Expenses                                                    0.51%      0.52%
                                                                              -----       ----
Total Annual Fund Operating Expenses                                           1.51%      2.27%
                                                                              =====       ====

(1) THE FUNDS WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.

(2) REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES." THIS SALES CHARGE DOES NOT APPLY TO THE U.S. GOVERNMENT MONEY MARKET FUND.

(3) THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH RYDEX DISTRIBUTORS, INC. (THE "DISTRIBUTOR") TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

(4) FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NET ASSET VALUE ("NAV"), WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1.00% CONTINGENT DEFERRED SALES CHARGE ("CDSC") BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER.

                                                                   PROSPECTUS 73

INVERSE RUSSELL 2000(R) STRATEGY     EUROPE 1.25X STRATEGY        JAPAN 2X STRATEGY
--------------------------------   ------------------------     ---------------------
   A-CLASS              C-CLASS    A-CLASS          C-CLASS     A-CLASS        C-CLASS
  --------              -------    -------          -------     -------        ------



   4.75%                 None       4.75%             None        4.75%         None

   None(4)               1.00%      None(4)           1.00%       None(4)       1.00%


   0.90%                 0.90%      0.90%             0.90%       0.75%         0.75%
   0.25%                 1.00%      0.25%             1.00%       0.25%         1.00%
   0.74%                 0.77%      0.54%             0.50%       0.25%(5)      0.46%(5)
   None                  None       None              None        None          None
   0.74%                 0.77%      0.54%             0.50%       0.25%         0.46%
   ----                  ----       ----              ----        ----          ----
   1.89%                 2.67%      1.69%             2.40%       1.25%         2.21%
   ====                  ====       ====              ====        ====          ====

(5) BECAUSE THE FUND IS NEW, "TOTAL OTHER EXPENSES" IS BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

74

The tables below describe the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Funds described in this Prospectus.

                                                                         GOVERNMENT LONG BOND
                                                                             1.2X STRATEGY
                                                                         --------------------
                                                                         A-CLASS      C-CLASS
                                                                         -------      -------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)1
Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of initial purchase price)(2)                             4.75%       None
Maximum Deferred Sales Charge (Load) (as a percentage
of initial purchase price or current market value, whichever is less)(3)   None(4)     1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                                            0.50%       0.50%
Distribution And/Or Shareholder Service (12b-1) Fees                       0.25%       1.00%
Total Other Expenses                                                       0.47%       0.48%
   Short Interest Expenses                                                 None        None
   Remaining Other Expenses                                                0.47%       0.48%
                                                                           ----        ----
Total Annual Fund Operating Expenses                                       1.22%       1.98%
                                                                           ====        ====

(1) THE FUNDS WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.

(2) REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES." THIS SALES CHARGE DOES NOT APPLY TO THE U.S. GOVERNMENT MONEY MARKET FUND.

(3) THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH RYDEX DISTRIBUTORS, INC. (THE "DISTRIBUTOR") TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

(4) FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NET ASSET VALUE ("NAV"), WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1.00% CONTINGENT DEFERRED SALES CHARGE ("CDSC") BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER.

                                                                   PROSPECTUS 75

 INVERSE GOVERNMENT          HIGH YIELD             INVERSE HIGH          U.S. GOVERNMENT
 LONG BOND STRATEGY           STRATEGY             YIELD STRATEGY           MONEY MARKET
---------------------    -------------------    -------------------    --------------------
A-CLASS       C-CLASS    A-CLASS     C-CLASS    A-CLASS     C-CLASS    A-CLASS      C-CLASS
-------       -------    -------     -------    -------     -------    -------      -------



 4.75%          None      4.75%        None      4.75%        None       None         None

 None(4)        1.00%     None(4)      1.00%     None(4)      1.00%      None         1.00%


 0.90%          0.90%     0.75%        0.75%     0.75%        0.75%      0.50%        0.50%
 0.25%          1.00%     0.25%        1.00%     0.25%        1.00%      0.25%        1.00%
 2.71%          2.54%     0.50%        0.47%     0.52%        0.51%      0.43%        0.43%
 2.21%(6)       2.04%(6)  None         None      None         None       None         None
 0.50%          0.50%     0.50%        0.47%     0.52%        0.51%      0.43%        0.43%
 ----           ----      ----         ----      ----         ----       ----         ----
 3.86%          4.44%     1.50%        2.22%     1.52%        2.26%      1.18%        1.93%
 ====           ====      ====         ====      ====         ====       ====         ====

(5) BECAUSE THE FUND IS NEW, "TOTAL OTHER EXPENSES" IS BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

(6) SHORT INTEREST EXPENSE OCCURS BECAUSE THE FUND SHORT-SELLS THE LONG TREASURY BOND TO GAIN THE INVERSE EXPOSURE NECESSARY TO MEET ITS INVESTMENT OBJECTIVE. THE FUND MUST PAY OUT THE COUPON RATE OF THE LONG TREASURY BOND TO THE PURCHASER AND RECORDS THIS AS AN EXPENSE. THIS EXPENSE IS OFFSET - IN ITS ENTIRETY OR IN PART - BY THE INCOME DERIVED FROM THE SHORT SALE AND/OR BY EARNINGS ON THE PROCEEDS OF THE SHORT SALE. SHORT INTEREST EXPENSE IS NOT A FEE CHARGED TO THE SHAREHOLDER BY THE ADVISOR OR OTHER SERVICE PROVIDER. RATHER IT IS MORE SIMILAR TO THE TRANSACTION COSTS OR CAPITAL EXPENDITURES ASSOCIATED WITH THE DAY-TO-DAY MANAGEMENT OF ANY MUTUAL FUND. IF THESE COSTS HAD BEEN TREATED AS TRANSACTION COSTS OR CAPITAL ITEMS RATHER THAN AS EXPENSES, THE EXPENSE RATIO FOR A-CLASS SHARES AND C-CLASS SHARES OF THE INVERSE GOVERNMENT LONG BOND STRATEGY FUND WOULD HAVE EQUALED 1.65% AND 2.40%, RESPECTIVELY.

76

EXAMPLE


The Examples that follow are intended to help you compare the cost of investing in A-Class Shares and C-Class Shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Funds for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your costs based on these assumptions.

FUND                                                               1 YEAR       3 YEARS       5 YEARS     10 YEARS
--------------------------------------------------------------   ----------    ---------    ---------   -----------
NOVA - A-CLASS SHARES                                            $      622    $     932    $   1,265   $     2,201
NOVA - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                         $      330    $     709    $   1,215   $     2,605
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:                                  $      230    $     709    $   1,215   $     2,605
S&P 500 - A-CLASS SHARES                                         $      621    $     930    $   1,260   $     2,191
S&P 500 - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                         $      328    $     703    $   1,205   $     2,585
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:                                  $      228    $     703    $   1,205   $     2,585
INVERSE S&P 500 STRATEGY - A-CLASS SHARES                        $      636    $     974    $   1,334   $     2,347
INVERSE S&P 500 STRATEGY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                         $      344    $     752    $   1,286   $     2,746
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:                                  $      244    $     752    $   1,286   $     2,746
NASDAQ-100(R) - A-CLASS SHARES                                   $      624    $     938    $   1,275   $     2,222
NASDAQ-100(R) - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                         $      331    $     712    $   1,220   $     2,615
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:                                  $      231    $     712    $   1,220   $     2,615
INVERSE NASDAQ-100(R) STRATEGY - A-CLASS SHARES                  $      642    $     991    $   1,364   $     2,409
INVERSE NASDAQ-100(R) STRATEGY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                         $      351    $     773    $   1,321   $     2,816
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:                                  $      251    $     773    $   1,321   $     2,816
MID-CAP 1.5X STRATEGY - A-CLASS SHARES                           $      637    $     976    $   1,339   $     2,357
MID-CAP 1.5X STRATEGY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                         $      345    $     755    $   1,291   $     2,756
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:                                  $      245    $     755    $   1,291   $     2,756

PROSPECTUS 77

                                                                   PROSPECTUS 77

FUND                                                              1 YEAR        3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------   ----------    ---------    ---------   -----------
INVERSE MID-CAP STRATEGY - A-CLASS SHARES                        $    636     $      974    $   1,334   $     2,347
INVERSE MID-CAP STRATEGY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                         $    344     $      752    $   1,286   $     2,746
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:                                  $    244     $      752    $   1,286   $     2,746
RUSSELL 2000(R) 1.5X STRATEGY - A-CLASS SHARES                   $    637     $      976    $   1,339   $     2,357
RUSSELL 2000(R) 1.5X STRATEGY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                         $    345     $      755    $   1,291   $     2,756
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:                                  $    245     $      755    $   1,291   $     2,756
RUSSELL 2000(R) - A-CLASS SHARES                                 $    621     $      930    $   1,260   $     2,191
RUSSELL 2000(R) - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                         $    330     $      709    $   1,215   $     2,605
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:                                  $    230     $      709    $   1,215   $     2,605
INVERSE RUSSELL 2000(R) STRATEGY - A-CLASS SHARES                $    657     $    1,041    $   1,448   $     2,581
INVERSE RUSSELL 2000(R) STRATEGY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                         $    370     $      829    $   1,415   $     3,003
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:                                  $    270     $      829    $   1,415   $     3,003
EUROPE 1.5X STRATEGY - A-CLASS SHARES                            $    639     $      982    $   1,349   $     2,378
EUROPE 1.5X STRATEGY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                         $    343     $      748    $   1,280   $     2,736
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:                                  $    243     $      748    $   1,280   $     2,736
JAPAN 2X STRATEGY - A-CLASS SHARES                               $    596     $      853          N/A           N/A
JAPAN 2X STRATEGY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                         $    324     $      691          N/A           N/A
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:                                  $    224     $      691          N/A           N/A
GOVERNMENT LONG BOND 1.2X STRATEGY - A-CLASS SHARES              $    593     $      844    $   1,113   $     1,882
GOVERNMENT LONG BOND 1.2X STRATEGY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                         $    300     $      621    $   1,068   $     2,306
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:                                  $    200     $      621    $   1,068   $     2,306
INVERSE GOVERNMENT LONG BOND STRATEGY - A-CLASS SHARES           $    845     $    1,597    $   2,366   $     4,368
INVERSE GOVERNMENT LONG BOND STRATEGY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                         $    545     $    1,343    $   2,251   $     4,566
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:                                  $    445     $    1,343    $   2,251   $     4,566

78

FUND                                                               1 YEAR        3 YEARS       5 YEARS      10 YEARS
--------------------------------------------------------------   ----------    ----------    ---------    -----------
HIGH YIELD STRATEGY - A-CLASS SHARES                             $      620     $     927    $   1,255    $     2,180
HIGH YIELD STRATEGY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                         $      325     $     694    $   1,190    $     2,554
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:                                  $      225     $     694    $   1,190    $     2,554
INVERSE HIGH YIELD STRATEGY - A-CLASS SHARES                     $      622     $     932    $   1,265    $     2,201
INVERSE HIGH YIELD STRATEGY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                         $      329     $     706    $   1,210    $     2,595
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:                                  $      229     $     706    $   1,210    $     2,595
U.S. GOVERNMENT MONEY MARKET - A-CLASS SHARES                    $      120     $     375       $  649    $     1,432
U.S. GOVERNMENT MONEY MARKET - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                         $      296     $     606    $   1,042    $     2,254
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:                                  $      196     $     606    $   1,042    $     2,254

                                                                   PROSPECTUS 79

MORE INFORMATION ABOUT THE FUNDS:


BENCHMARKS AND INVESTMENT METHODOLOGY

The Domestic Equity Funds, International Equity Funds, Government Long Bond 1.2x Strategy Fund and Inverse Government Long Bond Strategy Fund seek to provide investment results that either match the performance of a specific benchmark on a daily basis or correlate to the performance of a specific benchmark over time.

The current benchmark used by each Fund is set forth below:

FUND                                BENCHMARK
----                                ---------
NOVA FUND                           150% OF THE PERFORMANCE OF
                                    THE S&P 500(R) INDEX

S&P 500 FUND                        S&P 500(R) INDEX

INVERSE S&P 500 STRATEGY            INVERSE (OPPOSITE) OF THE
FUND                                PERFORMANCE OF THE S&P 500(R)
                                    INDEX

NASDAQ-100(R) FUND                  NASDAQ-100 INDEX(R)

INVERSE NASDAQ-100(R)               INVERSE (OPPOSITE) OF THE
STRATEGY FUND                       PERFORMANCE OF THE NASDAQ-
                                    100 INDEX(R)

MID-CAP 1.5x STRATEGY               S&P MIDCAP 400(R) INDEX (The Fund
FUND                                seeks exposure to 150% of the
                                    performance of its benchmark)

INVERSE MID-CAP                     INVERSE (OPPOSITE) OF THE
STRATEGY FUND                       PERFORMANCE OF THE S&P
                                    MIDCAP 400(R) INDEX

RUSSELL 2000(R) 1.5x                RUSSELL 2000(R) INDEX (The Fund
STRATEGY FUND                       seeks exposure to 150% of the
                                    performance of its benchmark)

RUSSELL 2000(R) FUND                RUSSELL 2000(R) INDEX
INVERSE RUSSELL 2000(R)             INVERSE (OPPOSITE) OF THE
STRATEGY FUND                       PERFORMANCE OF THE RUSSELL
                                    2000(R) INDEX

EUROPE 1.25x STRATEGY               DOW JONES STOXX 50(R) INDEX
FUND                                (The Fund seeks exposure to 125% of the
                                    performance of its benchmark)

JAPAN 2x STRATEGY                   200% OF THE FAIR VALUE OF THE
FUND                                NIKKEI 225 STOCK AVERAGE

GOVERNMENT LONG                     120% OF THE PRICE MOVEMENT
BOND 1.2x STRATEGY FUND             OF THE LONG TREASURY BOND

INVERSE GOVERNMENT                  INVERSE (OPPOSITE) OF THE
LONG BOND STRATEGY                  PERFORMANCE OF THE LONG
FUND                                TREASURY BOND

80

UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE


It is important to understand the effects of compounding when investing in any mutual fund, especially funds that use leverage as part of their investment strategy. The impact of leverage on a fund will generally cause the fund's performance to not match the performance of the index underlying the fund's benchmark over a period of time greater than one day. As a result, the use of leverage could cause the performance of a fund to be less than or greater than the performance of the index underlying the fund's benchmark multiplied by the amount of leverage employed, before accounting for fees and expenses. The following simple examples provide an illustration:


EXAMPLE A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

EXAMPLE B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. The next day, if the index decreases 10%, the value of your shares in Fund B would be expected to decrease $24 (20% of $120) to $96.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).

The examples demonstrate that over time, the cumulative percentage increase or decrease in the net asset value of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund's benchmark due to the compounding effect of losses and gains on the returns of the fund. It is also expected that a fund's use of consistently applied leverage will cause the fund to underperform the compounded return of twice its benchmark in a trendless or flat market.


The following graphs further illustrate the impact of leverage on fund performance in comparison to the performance of the fund's underlying index in three different markets. Each of the three graphs shows a simulated hypothetical of the one-year performance of an index compared with the

                                                                   PROSPECTUS 81

performance of a fund that perfectly achieves its investment objective of exactly twice (200%) the daily index returns.

In order to isolate the impact of leverage, the hypothetical graphs assume: (i) no tracking error (see "Tracking Error Risk" under "Descriptions of Principal Risks"); (ii) no dividends paid by the companies included in the underlying index; (iii) no expenses; and (iv) borrowing and/or lending rates (required to obtain leverage) of zero percent. If tracking error, fund expenses, and borrowing and lending rates of greater than zero percent were included in the graphs, the fund's performance would be lower than that shown below. Each of the graphs also assumes an index volatility of 20%. An index's volatility is a statistical measure of the magnitude of the fluctuations in the returns of an index. The S&P 500(R) Index's index volatility may be more or less significant at any given time. The average of the most recent five-year historical volatility of the S&P 500(R) Index is 9.28%. The indices underlying the Funds' benchmarks have different historical volatilities, which may be more or less significant than the index volatilities assumed in the graphs below. The average five-year historical volatility for the period ended December 31, 2007 of the indices underlying the Funds' benchmarks is as follows: Dow Jones STOXX 50(R) Index - 10.84%; NAS-DAQ-100 Index(R) - 15.28%; Nikkei 225 Stock Average - 14.48%; Russell 2000(R) Index - 14.41%; S&P 500(R) Index - 9.28%; and S&P MidCap
400(R) Index - 11.02%. The hypothetical graphs are meant to demonstrate the effects of leverage only and are in no way indicative of the actual performance of any of the Funds.

82


                                  UPWARD MARKET
                               ONE YEAR SIMULATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

1x Index Performance             2x Fund Performance
               0                               0
        -0.66366                        -1.32732
    -0.348088315                     -0.70039326
     -1.01242775                    -2.024374777
    -0.662813543                    -1.332294555
     1.978164896                     3.914064678
     4.522010219                     9.098337365
     5.354057682                     10.83529199
     7.215979943                     14.75287623
     4.917805413                     9.833420421
     4.391904913                     8.732340382
     3.670525533                     7.229594198
     4.533727797                     9.015267185
     3.026665043                     5.871920971
     1.561213759                     2.860076563
     1.075537879                     1.876302218
    -0.763329381                    -1.830568914
    -0.990988228                    -2.280989898
     1.218100843                     2.079623209
     1.101801245                     1.845044235
    -1.736530723                    -3.873351309
     -1.54515279                    -3.498918787
      0.82258783                     1.142590217
     0.566972323                     0.629736599
     0.704638452                     0.905240692
    -0.148551386                    -0.804538068
     0.730400976                     0.941817878
    -0.694128355                    -1.913220499
     0.878578734                     1.193580155
     0.927403966                     1.291535541
     1.210353943                     1.859477181
     1.196096441                     1.830779292
     0.612346758                     0.655957591
     2.228482884                     3.889630885
     2.441455483                     4.322497421
     2.046287568                     3.517649353
     2.496117809                     4.430281653
     1.139581689                     1.666012098
     0.788526201                     0.960246642
    -0.202436667                     -1.02505584
     0.070549588                    -0.483583716
     0.532665379                     0.435530002
    -0.133645021                     -0.89580321
      0.48769348                     0.337389953
    -0.515907261                    -1.666809277
    -1.135225584                    -2.891116501
    -1.462586625                    -3.534210371
    -1.296886111                    -3.209776627
    -1.455482274                    -3.520821689
    -0.921410406                     -2.47506458
     -2.80865938                     -6.19037452
    -3.662028508                    -7.837727829
    -1.564654531                    -3.824798174
    -1.524436802                    -3.746209569
    -1.276997254                    -3.262495771
    -0.644478976                    -2.022901392
     1.746213571                     2.692148502
     2.395914018                      4.00362993
     3.122904528                     5.480439874
     2.098677528                      3.38515532
     1.462919273                     2.097617273
     2.567850464                     4.321303377
     1.973849272                     3.112991448
     2.560066339                     4.298522756
     2.310958194                     3.791861392
      2.93021573                     5.048303391
     5.990742765                      11.2953159
     3.784227482                     6.661424125
     5.454219487                     10.09400208
     6.560645157                     12.40421462
     8.769647331                     17.06449335
     8.729004465                     16.97700872
     11.42722344                     22.78281161
     10.54098702                     20.82970543
     10.15996329                     19.99672961
     11.04928467                      21.9341968
     11.40183284                     22.70840579
     11.12414149                      22.0966553
     12.45296397                     25.01671891
     13.85693923                     28.13838638
     12.99868562                     26.20657207
     10.73306197                     21.14568853
     10.34920581                     20.30578547
     10.90537685                     21.51849185
     9.691628402                      18.8586951
     10.72480288                     21.09773143
     9.346943434                     18.08385109
     9.799978755                     19.06231749
     9.603865013                     18.63700308
     11.17810533                     22.04496963
     10.77799756                     21.16653876
     11.06431437                     21.79287283
     10.05266285                     19.57412335
     10.33156932                     20.18019675
     9.441226652                     18.24056049
     7.581273005                     14.22156384
     8.159382492                     15.44914867
     5.646840036                     10.08538122
     4.862021356                      8.44979868
     4.707150636                     8.129459665
     5.368847475                     9.496107906
     7.891588421                     14.73921954
     8.662570923                     16.37904951
     9.004390772                     17.11123667
     8.560252382                      16.1568972
     5.323311337                     9.229996791
     6.618472096                     11.91639933
     5.799759511                     10.19760965
     5.132173608                      8.80693786
     6.232802334                     11.08513753
     6.290865996                     11.20656913
     5.622222046                     9.807434804
     4.646811387                     7.779313444
      5.93124635                     10.42508003
     7.100939173                      12.8637075
     7.849456926                     14.44129383
     8.016806929                     14.79645094
     8.830454329                     16.52588243
     8.470356121                     15.75476075
     7.860947966                     14.45409396
     4.969735256                     8.318209982
     7.151741143                     12.82143124
     8.034125016                     14.67957765
     7.739321496                     14.05370239
     5.944599878                     10.25388924
     8.634639214                     15.85280224
     9.606517287                     17.92571009
     9.041287438                      16.7094479
     10.64288587                     20.13790465
     10.22453405                     19.22939778
     11.99573209                     23.06119217
     11.30591678                     21.54525057
     9.552403364                     17.71560281
     6.891156381                     11.99650797
     6.168422517                     10.48200159
     8.525573833                     15.38784439
     9.676596069                     17.83545134
     9.828454284                     18.16176127
     11.19702665                     21.10658869
     11.05200349                     20.79069426
     9.893397939                     18.27027564
     9.587685495                     17.61224348
     8.504959162                     15.28822554
      6.81076273                     11.68800484
     8.221839716                      14.6390253
     7.986835991                     14.14114801
     9.279222444                     16.87323053
     10.45102355                     19.37969384
      10.3719616                     19.20878748
     9.560396566                     17.45570305
     8.845843659                     15.92361086
     8.147488727                     14.43607908
     6.655702267                     11.27901653
     8.259804029                     14.62628935
     8.416640007                     14.95840756
      7.92584872                     13.91759713
      9.32089824                     16.86259485
     9.978911659                     18.26941014
     9.199557099                     16.59320145
     8.878117283                     15.90679395
     7.634838062                     13.25971459
     6.790528865                     11.48285088
     6.509808602                     10.89674094
     7.816790463                     13.61836876
     8.065329728                     14.14219489
     6.289059904                     10.38988437
     4.467584284                     6.606381476
     2.919479153                     3.446781542
     5.605986317                     8.847324219
     5.101411475                     7.807200958
     6.630637012                     10.94439051
       7.4792676                     12.71031456
     6.471337776                     10.59634244
      4.82018027                     7.166086284
     2.188250363                     1.784419763
     2.780840027                     2.964915463
     3.838146529                     5.083315634
     5.220959126                     7.882104663
     6.635865363                     10.78348599
     7.361629063                      12.2914708
     5.712017632                     8.840753899
     3.728331621                     4.755960405
     1.579184319                     0.415082918
     1.387067607                     0.035252825
     0.271505702                    -2.166122948
     0.605510088                     -1.51435366
     2.118214538                     1.447306697
     1.255621979                    -0.266544102
     0.990311999                    -0.789187304
    -0.106846751                    -2.944839843
     1.245506758                    -0.316974326
     1.790379702                     0.755953952
     1.986489047                     1.144186794
     1.854508332                      0.88240541
     2.090861718                     1.350600653
     1.915091882                     1.001609995
     0.715245505                    -1.376573914
    -0.887839058                     -4.51615206
    -2.615859584                    -7.845673838
    -3.855170155                    -10.19118575
    -3.468187215                    -9.468224792
    -1.135978618                    -5.093729414
     0.827856303                    -1.323293096
     1.721957401                     0.426758036
     0.463046457                    -2.059005079
      -0.4744546                    -3.886936632
    -1.314997594                    -5.510382385
     -0.77012809                    -4.466971334
    -0.221466282                     -3.41052889
     1.691787102                     0.293677328
     1.580037997                     0.073251883
     1.810451997                     0.527244198
     0.934841386                    -1.201904824
    -0.789933184                    -4.578428525
     -0.67231965                    -4.352183979
    -0.697373071                    -4.400434476
    -0.094526683                    -3.239702791
      2.01577663                     0.848032725
      1.10048088                    -0.961604544
    -0.419969252                    -3.940481403
     1.249290804                    -0.719989982
     3.874887413                     4.429068457
     1.500930736                    -0.344175404
     2.578667619                     1.772115687
     3.292358699                     3.188274677
     4.975197806                     6.550561419
     6.041745816                     8.715668827
      5.87019148                     8.363908409
     7.912109863                     12.54393781
     8.896214349                     14.59662669
     8.575569446                     13.92176716
     6.894819631                     10.39474925
     5.583647773                      7.68654526
     7.441497639                     11.47625016
     6.404117747                     9.323576884
      6.43607516                      9.38924537
     7.551205919                     11.68138762
     9.848069473                     16.45152305
      11.5734531                     20.10973119
     12.21073835                     21.48181672
     14.13279609                     25.64354079
      16.2407147                      30.2845619
      12.9289005                       22.860687
     12.15495357                     21.17666013
     11.30968655                      19.3501401
     12.93803595                      22.8420865
     13.39367316                     23.83327472
     14.35987797                     25.94359186
     15.26962224                     27.94737959
     15.88450498                     29.31239901
     16.41800248                     30.50302999
     17.19490638                     32.24482783
     15.70782021                     28.88871859

                               [GRAPHIC OMITTED]

                                   FLAT MARKET
                               ONE YEAR SIMULATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

1x Index Performance             2x Fund Performance
               0                               0
        -0.84442                        -1.68884
     0.258090894                     0.497403576
    -1.460834074                    -2.948652393
     1.929110312                     3.728868528
     0.888312166                     1.610517575
     1.021676426                     1.879155462
     0.996567489                     1.828511333
    -0.436371811                    -1.060974504
     1.264473649                     2.319376241
     2.378990446                     4.571630351
      1.03997563                     1.836245644
     2.322375001                     4.421256903
     2.914647604                     5.630100026
     2.107138113                     3.972467992
     2.779534039                     5.341826985
     2.544970587                      4.86100475
      3.16543944                     6.129969713
     2.888182322                     5.559521125
     1.930097857                     3.593601716
     1.812246278                     3.354051871
     1.369902611                     2.455967173
     0.959090944                     1.625541068
     3.009771999                     5.753977048
     2.240206594                     4.173843425
     2.052984328                      3.79231714
     1.861961552                     3.403760222
     0.581862281                     0.804810113
     0.560612351                     0.762216048
     2.916747499                     5.483933492
     0.756113302                     1.054874093
    -0.133099701                    -0.728825279
     -1.55330689                     -3.55229603
    -2.803087659                    -6.001103234
    -3.289830357                    -6.942558585
    -2.837497551                    -6.072062055
    -3.363331298                    -7.088719269
    -4.186443787                    -8.671481519
    -4.987627163                     -10.1988414
    -3.812989198                    -7.978417949
    -3.644152138                    -7.655366983
    -2.559281647                    -5.575950536
    -3.284659586                    -6.981792439
    -2.732734153                    -5.920138429
    -3.265379428                    -6.950519889
    -3.186586177                    -6.798936703
    -2.461773192                    -5.403399902
    -2.523575363                    -5.523276497
    -2.036622136                    -4.579340657
    -1.966433335                    -4.442606669
    -3.535166469                    -7.500825485
    -3.103032954                    -6.672088381
    -3.400651989                    -7.245401742
    -3.862493471                    -8.132321211
    -4.759177608                    -9.846039265
    -5.453530824                    -11.16057417
    -6.833720181                    -13.75433004
    -6.350932519                    -12.86047992
    -5.557228578                    -11.38341277
    -5.972918436                    -12.16350459
    -4.584702604                    -9.569868551
    -5.227849416                    -10.78895715
    -6.062640427                    -12.36057025
    -6.686074501                    -13.52384346
    -7.087399032                    -14.26767677
    -4.091989689                     -8.73982803
    -2.690006395                    -6.071745643
    -3.839723969                    -8.291270293
    -4.303803077                    -9.176461294
     -3.50205077                    -7.654603915
    -1.092689974                    -3.043244216
     0.955680417                     0.972704609
    -1.406985372                    -3.753423803
      0.15571391                    -0.702407338
    -1.270503456                    -3.530402777
    -0.092759292                    -1.228831126
     2.153754923                      3.21310588
    -0.429304924                     -2.00658731
     0.320890564                    -0.529963772
     3.616833102                     6.006013369
     3.011596819                     4.767629919
     4.037942562                     6.855313527
     3.763386432                     6.291331183
     2.308001174                      3.30964676
     0.608972198                    -0.121679847
     1.504593269                     1.656553765
     5.796511986                     10.25324189
     7.101723554                     12.97363038
     8.222328888                     15.33771657
     7.700740552                     14.22595325
      8.70260515                     16.35108142
     7.350018635                     13.45556841
     9.100145988                     17.15490067
     9.143715132                     17.24847229
     10.63560057                     20.45381103
     11.01391901                     21.27759464
     12.11338976                     23.67983698
      11.7005322                     22.76893498
     11.87481855                     23.15204772
     11.90408724                      23.2164858
     12.13168896                     23.71770582
     12.88244426                     25.37436013
     13.88102493                     27.59253346
     14.46841187                     28.90875252
     13.27977188                     26.23157554
     12.62762024                     24.77814518
     11.56369468                     22.42073664
     10.71641305                     20.56126359
      9.82013047                     18.60930439
     9.735989581                     18.42755461
     8.937682204                     16.70448106
     8.190249873                     15.10303883
     9.692471492                     18.29945022
     9.360629827                     17.58369123
     9.704208118                     18.32251659
     10.52413737                     20.09120157
     10.16217082                      19.3046042
     11.03798211                     21.20159513
     10.83504909                     20.75857906
     11.84101017                     22.95063709
     10.75039256                     20.55273082
      10.7533198                     20.55910347
      11.2269896                     21.59031782
       12.659482                     24.72224123
     11.40332877                     21.94093525
      10.5996763                     20.18159582
     9.420241351                     17.61836275
     9.010593852                     16.73768349
     9.722171404                      18.2617173
     10.94491528                     20.89753446
     11.32814121                     21.73274298
     12.05855401                     23.33009569
     13.10611099                     25.63594916
     12.16820119                     23.55232719
      13.0076007                     25.40151016
     10.31338649                     19.42211536
     12.28325264                     23.68715678
     9.106647137                     16.68869008
     9.255512246                     17.00711018
     8.830289793                     16.09632683
     8.373561716                     15.12188392
     7.552209329                     13.37688943
     7.216259248                     12.66860133
     4.751786313                     7.489000386
     3.287984851                     4.484897803
     2.512292084                     2.915534638
     2.632159708                     3.156212907
     0.602608749                    -0.923615313
     0.038308596                    -2.035093827
     0.309912604                    -1.503144386
     0.030860458                    -2.051161192
    -0.261739812                    -2.624181489
     0.369074763                     -1.39243581
     1.184864565                     0.210509032
     2.838528807                      3.48598973
     4.285878261                     6.398913369
     6.253127069                     10.41313157
     6.285748904                     10.48092965
     8.330048998                     14.73091005
     7.061395795                     12.04368268
     6.736239629                     11.36310694
      5.67343487                     9.145355212
     6.514658816                     10.88308024
     8.128568927                      14.2432811
     6.448467223                      10.6930569
     3.239684627                     4.019593887
     4.866122618                     7.297043251
     6.139407079                     9.902644649
     5.335528438                     8.237883349
     4.742858087                     7.019882448
     3.592257791                     4.668655631
     3.056312886                     3.585628117
     2.775463822                      3.02104501
     4.176704496                     5.830222865
     3.701606635                     4.864945402
     4.881730918                     7.251671559
     6.052211036                     9.645528869
     7.722215203                     13.09870515
      9.88753945                      17.6454993
     9.258433287                     16.29845833
     8.739739801                     15.19422773
     9.443220674                      16.6847028
     9.265594326                     16.30594426
     9.356017069                     16.49844223
     9.059454486                     15.86657798
     8.703571674                     15.11038634
     11.15711999                      20.3066994
     12.85126566                     23.97388821
     11.36501449                       20.708416
     12.16527235                     22.44321321
     10.63870299                     19.11030895
     8.799998384                      15.1513205
      9.71611613                      17.0905148
     8.646285253                     14.80703899
      7.44226712                     12.26245578
     4.890620718                     6.930213657
     6.339999316                     9.885337042
     6.492437705                      10.2003783
     7.140337696                     11.54129651
     6.521045116                      10.2518345
     6.415286761                     10.03290964
     6.914236116                     11.06473225
     5.307849719                     7.727237043
     1.722959898                     0.392735836
     0.803547098                    -1.422043571
     1.547658722                     0.033321946
     3.800696626                     4.472200574
      2.55571107                     1.966121427
      1.99561331                     0.852365876
     2.041617411                     0.943342778
     3.727957181                     4.279722143
      1.55931678                    -0.080630158
     1.117543908                    -0.949908692
     0.170901685                    -2.804482982
    -2.084446166                    -7.181197113
    -2.684923092                    -8.319638294
    -2.767314901                    -8.474880651
    -2.698570421                    -8.345462301
    -2.047312492                    -7.118537998
    -3.785874743                    -10.41564414
    -5.035215159                    -12.74214986
    -5.470115888                    -13.54136196
    -6.693427118                    -15.77908443
    -4.729323759                    -12.23338388
    -3.416493841                    -9.814535943
    -3.250766202                    -9.505037467
    -4.167049171                    -11.21913875
    -4.438457671                    -11.72201131
    -4.035962011                    -10.97837518
    -3.593308693                    -10.15711509
    -2.299338082                    -7.745372684
    -1.834966836                    -6.868400196
    -1.614429272                    -6.449941292
    -1.798853025                    -6.800660462
    -2.040103782                    -7.258586097
    -2.666645483                    -8.444915715
    -3.181791995                    -9.414044594
    -4.110820792                    -11.15249778
    -4.139737132                    -11.20608349
    -5.661998107                    -14.02617828
    -3.934480616                    -10.87747303
    -4.080538632                    -11.14847681
    -5.137187418                    -13.10605357
    -6.907896678                    -16.34997838
    -6.704536978                    -15.98451143
    -5.761972915                    -14.28689447
      -3.8730659                    -10.85082749
    -2.869212328                    -8.988857877
    -3.304173708                    -9.803971868
    -2.857477669                    -8.970632725
     -1.77686425                    -6.945411362
    -1.897275992                    -7.173562603
    -0.189503773                    -3.941717358

                                 DOWNWARD MARKET
                               ONE YEAR SIMULATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

1x Index Performance            2x Fund Performance
               0                               0
          1.0876                          2.1752
     0.833779145                     1.662096581
    -1.693014526                    -3.433004376
    -2.544215391                    -5.105274352
     -4.12027034                    -8.174549359
    -5.432767959                    -10.68854655
    -5.262915753                    -10.36772194
    -5.788536044                    -11.36231755
    -5.385442875                    -10.60382718
    -5.092440514                    -10.05014304
    -3.785088882                    -7.572024482
    -4.448856311                    -8.847308717
    -3.609210191                    -7.245318398
    -3.446782071                     -6.93271657
    -2.204142156                    -4.537164695
    -3.708144654                    -7.473410583
    -4.859217493                    -9.685536283
    -3.545894131                    -7.192134569
    -3.052155209                    -6.241986204
    -2.894886415                    -5.937797704
    -2.698840901                    -5.557993344
    -2.072669022                    -4.342449164
    -1.737169986                    -3.687003626
    -1.666384391                     -3.54824164
    -1.752535455                     -3.71724634
     -0.51894029                     -1.29939383
    -0.771005399                    -1.799569022
    -0.806391451                    -1.869607533
    -1.164480378                    -2.578108967
    -0.223892388                    -0.723839146
    -0.487241447                    -1.247898144
     0.553562495                     0.817798323
    -0.661627308                    -1.618967863
     -1.32821759                    -2.939300342
    -3.057045889                     -6.34050138
    -2.702816335                    -5.656037764
    -3.051947819                    -6.333106643
    -2.444471324                    -5.159273136
    -3.657769434                    -7.518341376
     -3.25165803                    -6.738665505
    -2.183556335                    -4.679455239
    -3.170132985                    -6.602261268
     -3.54246319                    -7.320527238
    -1.435637671                     -3.27191715
     0.798225037                      1.11257339
     1.416974941                     2.353932453
     1.250002034                     2.016901425
     1.020529029                     1.554479214
      0.29883837                     0.103468815
     3.155549884                     5.805762812
     3.585553794                     6.687865457
     6.005105159                     11.67189578
     7.058594495                     13.89150871
     6.994352915                     13.75482524
     9.037731067                     18.09980454
     5.772160059                     11.02586245
     4.870674516                     9.133337803
     5.625260967                     10.70385384
      4.31508523                     7.957512635
     4.235268543                     7.792305253
     5.092134568                     9.564518544
     6.542616209                     12.58893751
     5.239813098                     9.835462458
     1.377406718                     1.773319843
     2.384084366                     3.794537975
     2.860221551                     4.759930972
      4.58714181                     8.277559935
     5.685934322                     10.55268802
     5.982277682                      11.1726675
     4.619875502                     8.314418217
     5.141468354                     9.394442944
     5.974420094                     11.12773226
     6.208867304                     11.61942802
     6.794619828                     12.85061263
     8.680719609                     16.83672197
     9.008120277                     17.54066322
     10.83836662                      21.4876787
      9.21558209                     17.93027649
     9.513500355                      18.5736569
     9.385971884                     18.29749886
     9.676872938                     18.92669959
      10.3996874                     20.49424864
     9.760418011                     19.09880474
     11.60252711                     23.09647522
     8.968930672                     17.28681398
     9.141820777                      17.6589885
     9.580920151                     18.60571978
     8.246443705                     15.71695887
     8.270135604                     15.76761281
     8.023669468                     15.24054602
     8.750755182                     16.79186816
     9.046546361                     17.42719256
     7.278138519                       13.618559
     4.007979022                     6.691689931
     6.609322586                     12.02862165
     4.638862476                     7.887371617
     5.091467412                     8.820683692
     5.807497616                     10.30356138
     3.421009507                      5.32776773
     2.948540967                     4.365408982
     3.935055656                     6.365592918
     3.332419416                     5.132134956
     4.622111343                     7.756443309
     5.813757191                     10.21113509
     5.450064727                     9.453521703
      7.39488027                      13.4908243
     7.860028976                     14.47392722
     9.423783676                     17.79321321
     9.248399235                     17.41561529
     8.808390383                     16.46980903
     8.359338155                     15.50846722
     6.451455289                     11.44095206
     5.339463387                     9.112727687
     6.138463216                     10.76796777
     7.119214458                     12.81502627
     5.735127088                     9.899660363
     6.676000543                     11.85552264
     5.327722572                     9.028038737
      2.69537213                     3.578381249
      3.41322305                     5.026427734
     0.341540086                    -1.212772232
    -0.742549913                    -3.347366649
     0.137992704                    -1.632497637
    -0.815220849                    -3.505218147
    -1.229297465                    -4.310910978
    -1.792408994                    -5.401996246
    -0.243871699                      -2.4187536
     0.602509172                     -0.76289743
     -0.17056075                    -2.288052612
     2.801860804                     3.530693855
      5.05126832                      8.06140408
     2.595589872                     3.009317316
     3.143809406                      4.11017789
     2.080499875                     1.963634243
     0.349929161                     -1.49354474
     0.349465404                    -1.494455215
     0.319620469                    -1.553048284
     0.609423789                    -0.984261175
    -0.792065485                    -3.742839659
     0.627203226                    -0.988729787
     1.635689057                     0.995852113
     1.517212334                     0.760390383
     0.150892174                    -1.951877805
     1.180643647                      0.06438378
     0.919142273                     -0.45284902
     0.926982278                     -0.43738218
     2.106818701                     1.890391825
     3.547443806                     4.765534901
     3.965589093                     5.611663267
     4.435149677                     6.565653421
      3.18861173                     4.021718143
     4.732210173                     7.133839906
     4.494583261                     6.647687968
     2.264459865                     2.095538054
     1.931599275                     1.430916521
     2.770628848                     3.100733127
     3.277986888                     4.118708526
     3.694744549                     4.959008975
     4.471874442                     6.532218568
     6.082099443                     9.816180738
     5.836816413                     9.308346792
     3.534759819                      4.55321509
     4.354506633                     6.208836161
     4.600418028                     6.709398406
     4.876416691                     7.272525243
     6.611911635                     10.82281674
     8.647666087                     15.05514011
     8.316670973                     14.35410914
     7.605247078                     12.85195356
     6.729232761                     11.01449806
     6.112167029                     9.730815212
      7.75160001                      13.1214974
     7.831815688                       13.289924
     7.389586629                     12.36069738
     7.504074667                     12.60027286
     5.917529533                      9.27676321
     6.860862827                     11.22326648
     7.614370829                     12.79180372
     8.862374687                     15.40789682
     9.287710871                      16.3097172
      9.88231252                     17.57532976
     8.993968964                     15.67425425
     6.289065637                     9.932878317
     5.872083003                     9.070322967
     6.044442754                     9.425455939
     7.869891792                     13.19275554
     7.105892496                     11.58935752
     5.271704087                      7.76742202
     5.662441071                     8.567422701
      4.44087759                     6.057126753
     4.648652272                     6.479106849
     2.829021506                     2.776189429
      2.09201506                     1.302933864
     3.542232134                     4.180950216
     3.672892077                     4.443882098
     5.314863342                     7.752246507
     7.351652799                      11.9201034
     8.319556771                     13.93829147
     7.407917717                     12.02043658
     6.680540558                     10.50320938
     7.538998867                     12.28164803
     5.853755216                     8.762516619
     3.592083882                     4.114876759
     0.101859392                    -2.900800097
     2.513913796                     1.778604545
     4.225076045                     5.176381479
     5.623880791                     7.999525911
     3.426059079                     3.505017641
     3.368751734                      3.39031545
     3.307658734                     3.268103962
     3.142397473                      2.93770799
     3.346433763                     3.344970738
     0.282832081                    -2.782145887
     0.407563868                    -2.540306753
    -0.192752875                    -3.705690781
    -0.706939851                    -4.697868826
     0.129991424                    -3.091284559
     1.511585045                    -0.416991648
    -0.839524776                     -5.02987576
    -0.237769432                    -3.877223363
     2.080704806                     0.590563296
     0.829501608                    -1.875313773
    -0.488743296                    -4.441078069
    -3.683850727                     -10.5774898
    -3.640704944                    -10.49737438
    -4.601079495                    -12.28144812
    -3.392947565                    -10.05971264
    -3.333047329                    -9.948179487
    -3.644256916                    -10.52800515
    -3.260741787                    -9.815772281
    -4.050453374                    -11.28817409
    -3.386146688                    -10.05978144
    -4.310229211                    -11.78028386
    -4.834245533                    -12.74650148
    -5.988130306                    -14.86239882
    -7.497396862                    -17.59599691
    -8.280116889                    -18.99053634
     -8.35777428                    -19.12771452
    -10.16596704                    -22.31909665
    -11.09485094                    -23.92553774
    -12.21221085                    -25.83774542
    -12.43714072                    -26.21778248
    -14.21396626                    -29.21215999
    -12.62572363                    -26.59102785
    -13.51204829                    -28.08034908
    -13.80646193                    -28.56999245
    -12.19834909                    -25.90465314
    -12.84604431                    -26.99782625
    -13.27799674                      -27.721453
    -13.78505163                    -28.56666387
     -15.5676319                    -31.52057519
    -15.81726464                    -31.92550772

                                                                   PROSPECTUS 83

ADVISOR'S INVESTMENT METHODOLOGY


The Advisor develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

With the exception of the High Yield Strategy Fund and Inverse High Yield Strategy Fund, the Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

DOMESTIC EQUITY FUNDS, INTERNATIONAL EQUITY FUNDS, GOVERNMENT LONG BOND 1.2X STRATEGY FUND AND INVERSE GOVERNMENT LONG BOND STRATEGY FUND. The Advisor's primary objective for the Funds is to correlate with the performance of the index underlying each Fund's benchmark. The following Funds -- the Mid-Cap 1.5x Strategy Fund, Nova Fund, Russell 2000(R) 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, and Government Long Bond 1.2x Strategy Fund -- are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These

84

leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Inverse S&P 500 Strategy Fund, Inverse NASDAQ-100(R) Strategy Fund, Inverse Mid-Cap Strategy Fund, Inverse Russell 2000(R) Strategy Fund, and Inverse Government Long Bond Strategy Fund, the Advisor uses short selling techniques to produce returns that move inversely to the performance of their respective underlying indices.


HIGH YIELD STRATEGY FUND AND INVERSE HIGH YIELD STRATEGY FUND. The Advisor's primary objective for the High Yield Strategy Fund and Inverse High Yield Strategy Fund is to correlate with the performance of the high yield bond market. The Advisor seeks to create portfolios that will correlate highly with the performance of the high yield bond market by investing in credit default swaps, bond futures and other financial instruments that have risk and return characteristics similar to a portfolio of high yield securities. A high yield bond is a bond that is rated below investment grade. Generally, high yield bonds are those bonds rated BB+ and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's Investor Services, Inc. Investors are subject to credit risk when investing in high yield bonds as issuers of the debt may be unable to make their interest and principal payments. High yield bonds typically pay higher yields because they tend to have a higher risk of defaulting than investment grade bonds. Investors are also subject to interest rate risk when investing in high yield bonds as fixed income securities will generally decrease when interest rates rise. However, the prices of high yield bonds may not necessarily move inversely with changes in interest rates due to changes in credit risk and/or other risks. The Funds will primarily invest in credit default swaps to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk. A buyer of credit default swaps is buying credit protection or mitigating credit risk. The High Yield Strategy Fund will generally be a seller of credit protection and the Inverse High Yield Strategy Fund will generally be a buyer of credit protection. To manage interest rate risk, the Funds invest in bond futures. The High Yield Strategy Fund will typically buy bond futures, whereas the Inverse High Yield Strategy Fund will typically sell bond futures short. Additionally, the Advisor evaluates the relative liquidity of underlying securities to determine the optimal mix of assets for each Fund.

In response to market, economic, political or other conditions, the Advisor may temporarily use a different investment strategy for defensive purposes. If the Advisor does so, different factors could affect the Funds' performance and the Funds may not achieve their respective investment objectives.

                                                                   PROSPECTUS 85

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

86

INVESTING WITH RYDEX:

SHAREHOLDER INFORMATION

A-Class Shares and C-Class Shares are offered primarily through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydexinvest-ments.com. For more information on opening an account, call Rydex Client Services at 800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.


The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

  MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

  The minimum initial investment amounts and minimum account balance requirements for A-Class Shares or C-Class Shares are:

  -     $1,000 for retirement accounts

  -     $2,500 for all other accounts

  Accounts opened through a financial intermediary will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.


  There are no minimum amounts for subsequent investments in the Funds except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures."


  Rydex reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

  Purchases of C-Class Shares of a Fund requested in an amount of $1,000,000 or more will be automatically made in A-Class Shares of that Fund.

                                                                   PROSPECTUS 87

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

      - You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

      - Attach a copy of the trust document when establishing a trust account.

      - When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

      - You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

      -     BE SURE TO SIGN THE APPLICATION.

      - If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION


This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). However, as recommended by the Securities Industry and Financial Markets Association ("SIFMA"), the Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund, and Inverse High Yield Strategy Fund also will not accept transaction orders and will not calculate net asset value ("NAV") on Veterans' Day and Columbus Day and will typically close early (half day) on the business day proceeding a federal holiday. On any day that the NYSE or U.S. Government Bond Market close early - such as on days in advance of holidays generally observed by the NYSE or as otherwise permitted by the U.S. Securities and Exchange Commission - the Funds reserve the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The U.S. Government Bond Market and NYSE holiday schedule is included in the SAI and Rydex will post advance notice of early closings at www.rydexinvestments.com.

88

Notwithstanding the foregoing, the U.S. Government Money Market Fund reserves the right to accept orders to purchase or redeem shares on any day that is not a Business Day and the Federal Reserve Bank of New York or National Securities Clearing Corporation remains open. In addition, the U.S. Government Money Market Fund may designate special hours of operation on any such day. In the event that the U.S. Government Money Market Fund invokes the right to accept orders to purchase or redeem shares on any day that is not a Business Day and/or adopt special hours of operation, the U.S. Government Money Market Fund will post advance notice of these events at www.rydexinvestments.com.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer, subject to any applicable front-end sales charge. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

                                                                   PROSPECTUS 89

                                         MORNING                   AFTERNOON
METHOD         FUND                      CUT-OFF TIME              CUT-OFF TIME
------         ----                      ------------              ------------
By Mail        All Funds                 Not Available             Market Close

By Phone       Domestic Equity
               Funds - except for the
               S&P 500 Fund and
               Russell 2000(R) Fund      Not Available             3:45 P.M., Eastern Time

               S&P 500 Fund and          10:30 A.M.,
               Russell 2000(R) Fund      Eastern Time              3:45 P.M., Eastern Time

               International Equity
               Funds                     Not Available             3:45 P.M., Eastern Time

               Fixed Income Funds -
               except for the High
               Yield Strategy Fund
               and Inverse High Yield
               Strategy Fund             Not Available             3:45 P.M., Eastern Time

               High Yield Strategy
               Fund and Inverse High
               Yield Strategy Fund       Not Available             3:30 P.M., Eastern Time

               U.S. Government
               Money Market Fund**       Not Available             1:00 P.M., Eastern Time


90

                                                MORNING             AFTERNOON
METHOD           FUND                           CUT-OFF TIME        CUT-OFF TIME
------           ----                           ------------        ------------
By Internet      Domestic Equity Funds
                 - except for the S&P
                 500 Fund and Russell
                 2000(R) Fund                   Not Available       3:50 P.M., Eastern Time

                 S&P 500 Fund and               10:30 A.M.,
                 Russell 2000(R) Fund           Eastern Time        3:50 P.M., Eastern Time

                 International Equity
                 Funds                          Not Available       3:50 P.M., Eastern Time

                 Fixed Income Funds -
                 except for the High
                 Yield Strategy Fund
                 and Inverse High Yield
                 Strategy Fund                  Not Available       3:50 P.M., Eastern Time

                 High Yield Strategy
                 Fund and Inverse High
                 Yield Strategy Fund            Not Available       3:45 P.M., Eastern Time

                 U.S. Government
                 Money Market Fund**            Not Available       1:00 P.M., Eastern Time

By Financial     All Funds - except for
Intermediary     the S&P 500 Fund and           Not Available       Market Close*
                 Russell 2000(R) Fund

                 S&P 500 Fund and               10:30 A.M.,
                 Russell 2000(R) Fund           Eastern Time*


* EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE EARLIER CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.


** TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND FOR THE U.S. GOVERNMENT MONEY MARKET FUND, THE FUND MUST RECEIVE YOUR WIRE PURCHASE ORDER BY 1:00 P.M., EASTERN TIME. ALL REDEMPTION ORDERS RECEIVED PRIOR TO 1:00 P.M., EASTERN TIME WILL NOT RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND. ALL REDEMPTION ORDERS RECEIVED AFTER 1:00 P.M., EASTERN TIME ARE ENTITLED TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND.

EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

                                                                   PROSPECTUS 91

  CALCULATING NAV

  The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable sales charges. Each Fund calculates its NAV by:

  -     Taking the current market value of its total assets

  -     Subtracting any liabilities

  -     Dividing that amount by the total number of shares owned by shareholders


  The Funds, except for the S&P 500 Fund and Russell 2000(R) Fund, calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). The S&P 500 and Russell 2000(R) Funds, calculate NAV twice each Business Day, first in the morning and again in the afternoon, on each day that the NYSE is open for trading. The S&P 500 and Russell 2000(R) Funds' morning NAV is calculated as of 10:45 a.m., Eastern Time and the Funds' afternoon NAV is calculated as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern
  Time).

  If the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE - the Funds will calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI. For more information on these early closings, please call 800.820.0888 or visit the Rydex web site - www.rydexinvestments.com.

  In calculating NAV, the Funds, except for the International Equity Funds, generally value their investment portfolios based on the market price of the securities as of the time the Funds determine NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

  The International Equity Funds generally value their assets at fair value using procedures approved by the Board of Trustees because of the time difference between the close of the relevant foreign exchanges and the time the Funds price their shares at the close of the NYSE. As such, the value assigned to the Funds' securities may not be the quoted or published prices of those securities on their primary markets or exchanges.

92

  The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

  The U.S. Government Money Market Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Funds' Board of Trustees.

  More information about the valuation of the Funds' holdings and the amortized cost method can be found in the SAI.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

SALES CHARGES

A-CLASS SHARES

A-Class Shares are sold at NAV, plus the applicable front-end sales charge. The sales charge is used to pay your financial intermediary a sales commission up to a total of 4.75% of the purchase price of your investment in connection with your initial purchase. However, in some cases, described below, your purchase may not be subject to an initial sales charge, and the offering price will be the NAV. In other cases, you may be eligible for a reduced sales charge. The sales charge varies depending on the amount of your purchase. The current sales charge rates are as follows:

                                                                   PROSPECTUS 93

                                      SALES CHARGE AS % OF    SALES CHARGE AS % OF
AMOUNT OF INVESTMENT                     OFFERING PRICE       NET AMOUNT INVESTED
--------------------                  --------------------    --------------------
Less than $100,000                           4.75%                   4.99%
$100,000 but less than $ 250,000             3.75%                   3.90%
$250,000 but less than $ 500,000             2.75%                   2.83%
$500,000 but less than $ 1,000,000           1.60%                   1.63%
$1,000,000 or greater                            *                       *


* FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NAV, WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1% CDSC BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER. THE CDSC IS USED TO REIMBURSE THE DISTRIBUTOR FOR PAYING YOUR FINANCIAL INTERMEDIARY A SALES COMMISSION UP TO A TOTAL OF 1.00% OF THE PURCHASE PRICE OF YOUR INVESTMENT IN CONNECTION WITH YOUR INITIAL PURCHASE. FOR MORE INFORMATION ABOUT WHETHER YOUR FINANCIAL INTERMEDIARY HAS ENTERED INTO SUCH AN ARRANGEMENT, CONTACT YOUR FINANCIAL INTERMEDIARY DIRECTLY.


SALES CHARGE FOR THE U.S. GOVERNMENT MONEY MARKET FUND

You will not be charged a sales charge for purchases of A-Class Shares of the U.S. Government Money Market Fund. If you exchange your A-Class Shares of the U.S. Government Money Market Fund for A-Class Shares of another Fund, the exchange will be treated as an initial purchase of the other Fund, and applicable sales charges will apply.

HOW TO REDUCE YOUR SALES CHARGE

You may be eligible to purchase A-Class Shares for reduced sales charges. To qualify for these reductions, you or your financial intermediary must provide sufficient information, IN WRITING AND AT THE TIME OF PURCHASE, to verify that your purchase qualifies for such treatment. For additional information, including information on aggregating purchases among related accounts to receive reduced sales charges, see the SAI. Consistent with the policies described in this Prospectus, you and your "immediate family" (your spouse and your children under the age of 21) may combine your Fund holdings to reduce your sales charge.

      - RIGHTS OF ACCUMULATION. To qualify for the lower sales charge rates that apply to larger purchases of A-Class Shares, you may combine your new purchases of A-Class Shares with the shares of any other A-Class Shares or C-Class Shares of Rydex Funds that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other A-Class and C-Class Shares that you own. Additionally, you may combine simultaneous purchases of

94

            A-Class Shares of one Rydex Fund with A-Class Shares of any other Rydex Fund to reduce the sales charge rate that applies to the purchase of A-Class Shares of any Rydex Fund. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.

      - LETTERS OF INTENT. Under a Letter of Intent ("LOI"), you commit to purchase a specified dollar amount of A-Class Shares of Rydex Funds during a 13-month period. At your written request, A-Class Share purchases made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Funds to hold in escrow 4% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Funds' transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

SALES CHARGE WAIVERS

The sales charge on purchases of A-Class Shares is waived for certain types of investors, including:

      - REPURCHASE OF A-CLASS SHARES. If you have redeemed A-Class Shares of any Rydex Fund within the past 365 days, you may repurchase an equivalent amount of A-Class Shares of any Rydex Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 365 days of your redemption. Note that if you reacquire shares through separate installments (E.G., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 365 days of your redemption.

      - Directors and officers of any fund sponsored by the Advisor or any of its subsidiaries and their immediate families (E.G., spouse, children, mother or father).

                                                                   PROSPECTUS 95

      - Employees of the Advisor and their immediate families, or any full-time employee or registered representative of the Distributor or of broker-dealers having dealer agreements with the Distributor (a "Selling Broker") and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

      - Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the Funds' shares and their immediate families.

      - Participants in certain "wrap-fee" or asset allocation programs or other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor.

      - Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor.

      - Employer-sponsored retirement plans including, but not limited to, those that qualify under Sections 403(b), 401(a), 401(k) or 457 of the Internal Revenue Code of 1986, as amended, where at the time of purchase the Distributor has been notified in writing that such plan has at least $100 million in assets or 100 participating employees. Employer-sponsored retirement plans do not include IRAs, Roth IRAs, SEP or SARSEP plans, profit-sharing plans, single participant plans or plans covering self-employed individuals and their employees; such account types, however, may apply for sales charge reductions. Please see the SAI for more information.

The Funds do not waive sales charges for the reinvestment of proceeds from the sale of shares of a non-Rydex Fund where those shares were subject to a front-end sales charge (sometimes called an NAV Transfer).

SALES CHARGE EXCEPTIONS

You will not pay initial sales charges on the following:

      -     Purchases of A-Class Shares of the U.S. Government Money Market
            Fund.

      -     A-Class Shares purchased by reinvesting dividends and distributions.

      - When exchanging A-Class Shares of one Fund for A-Class Shares of another Fund, unless you are exchanging A-Class Shares of the U.S. Government Money Market Fund that have not previously been subject to a sales charge.

96

C-CLASS SHARES

C-Class Shares are sold at NAV, without any up-front sales charge, so that the full amount of your purchase is invested in the Funds. However, if you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your initial purchase price or current market value, whichever is lower. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your initial purchase. If your intermediary has entered into arrangements with the Distributor to forego receipt of that initial 1.00% sales commission, the Funds will waive any otherwise applicable CDSC when you redeem your C-Class Shares. For more information about whether your broker-dealer has entered into such an arrangement, contact your financial intermediary directly.

WAIVER OF CDSC

The CDSC will be waived for the redemption of C-Class Shares:

      - purchased through a financial intermediary that has entered into arrangements with the Distributor to forego receipt of an initial sales commission;

      -     purchased by reinvesting dividends;

      -     following the death or disability of a shareholder;

      - on the first 10% of shares that are sold within 12 months of purchase; or

      - resulting from a Fund exercising its right to redeem accounts that maintain a balance below the current applicable minimum investment.

The policy of waiving the CDSC for certain redemptions may be modified or discontinued, with respect to new shareholders, at any time.

BUYING FUND SHARES

The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order.

PURCHASE PROCEDURES


The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept

                                                                   PROSPECTUS 97

cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds. Any payment instrument refused will generally be returned to you within twenty-four (24) hours of Rydex's refusal to accept such instrument, but in no event later than seventy-two (72) hours after such refusal.

Retirement contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.


You may buy shares and send your purchase proceeds by any of the following methods:

BY MAIL

IRA AND OTHER RETIREMENT ACCOUNTS REQUIRE ADDITIONAL PAPERWORK.

CALL RYDEX CLIENT SERVICES TO REQUEST A RETIREMENT ACCOUNT INVESTOR APPLICATION KIT.

        INITIAL PURCHASE                        SUBSEQUENT PURCHASES
--------------------------------     -------------------------------------------
Complete the account                 Complete the Rydex investment
application that corresponds to      slip included with your quarterly
the type of account you are          statement or send written
opening.                             purchase instructions that include:

-  MAKE SURE TO DESIGNATE THE        -  YOUR NAME
   RYDEX FUND(S) YOU WANT TO
   PURCHASE.                         -  YOUR SHAREHOLDER ACCOUNT NUMBER

-  MAKE SURE YOUR INVESTMENT         -  THE RYDEX FUND(S) YOU WANT TO PURCHASE.
   MEETS THE ACCOUNT MINIMUM.

                 Make your check payable to RYDEX INVESTMENTS.

      Your check must be drawn on a U.S. bank and payable in U.S. Dollars.

Include the name of the Rydex Fund(s) you want to purchase on your check.


IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO
PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE
U.S. GOVERNMENT MONEY MARKET FUND.

Mail your application and      Mail your written purchase
   check to:                   instructions and check to:

MAILING ADDRESS:
Rydex Investments
Attn: Ops. Dept.
9601 Blackwell Road, Suite 500
Rockville, MD 20850

98

BY WIRE

RYDEX CLIENT SERVICES PHONE NUMBER: 800.820.0888 OR 301.296.5406

       INITIAL PURCHASE                   SUBSEQUENT PURCHASES
------------------------------        ----------------------------
Submit new account paperwork,         Be sure to designate in your
and then call Rydex to obtain         wire instructions the Rydex
your account number.                  Fund(s) you want to purchase.

-  MAKE SURE TO DESIGNATE THE
   RYDEX FUND(S) YOU WANT TO
   PURCHASE.

-  MAKE SURE YOUR INVESTMENT
   MEETS THE ACCOUNT MINIMUM.

To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order, YOU MUST CALL RYDEX CLIENT SERVICES AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE TRANSACTION CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE PURCHASING:

-     Account Number

-     Fund Name

-     Amount of Wire

-     Fed Wire Reference Number (upon request)

You will receive a confirmation number to verify that your purchase order has been accepted.

        IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING WIRE,
          YOUR PURCHASE ORDER WILL NOT BE PROCESSED UNTIL THE BUSINESS
                     DAY FOLLOWING THE RECEIPT OF THE WIRE.

WIRE INSTRUCTIONS:
U.S. Bank
Cincinnati, OH
Routing Number: 0420-00013
For Account of: Rydex Investments
Account Number: 48038-9030
[Your Name]
[Your shareholder account number]

         IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO PURCHASE,
            YOUR INVESTMENT WILL BE CREDITED TO THE U.S. GOVERNMENT
                               MONEY MARKET FUND.

                                                                   PROSPECTUS 99

                       INITIAL PURCHASE                   SUBSEQUENT PURCHASES
                 -----------------------------        ----------------------------
                 Submit new account paper-            SUBSEQUENT PURCHASES MADE
                 work, and then call Rydex to         VIA ACH MUST BE A MINIMUM
                 obtain your account number.          OF $50. To make a subsequent
                 Be sure to complete the              purchase send written purchase
                 "Electronic Investing via            instructions that include:
BY ACH           ("ACH")" section. Then, fax it
(FAX)            to Rydex. (ONLY Individual,          - YOUR NAME
                 Joint and UGMA/UTMA accounts
RYDEX FAX        may be opened by fax).               - YOUR SHAREHOLDER ACCOUNT NUMBER
NUMBER:
301.296.5103     - MAKE SURE TO INCLUDE A LETTER OF   - THE RYDEX FUND(S) YOU WANT
                   INSTRUCTION REQUESTING THAT WE       TO PURCHASE
                   PROCESS YOUR PURCHASE BY ACH.
                                                      - ACH BANK INFORMATION (IF NOT ON RECORD)
                 - MAKE SURE TO DESIGNATE THE
                   RYDEX FUND(S) YOU WANT TO
                   PURCHASE.

                 - MAKE SURE YOUR INVESTMENT
                   MEETS THE ACCOUNT MINIMUM.

BY ACH                    Follow the directions on the Rydex web site -
(INTERNET)                           www.rydexinvestments.com

CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

      -     if your bank does not honor your check for any reason

      -     if the transfer agent (Rydex) does not receive your wire transfer

      -     if the transfer agent (Rydex) does not receive your ACH transfer

      -     if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

100

SELLING FUND SHARES


The funds redeem their shares continuously and investors may sell their shares back to the funds on any business day. YOU MAY redeem all or any portion of your Fund shares at the Funds' next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent or your financial intermediary.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the U.S. Securities and Exchange Commission. The Funds reserve the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If a Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.


REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send redemption orders to Rydex by:

  MAIL              Rydex Investments
                    Attn: Ops. Dept.
                    9601 Blackwell Road, Suite 500
                    Rockville, MD 20850

  FAX               301.296.5103
                    If you send your redemption order by fax, you must call
                    Rydex Client Services at 800.820.0888 or 301.296.5406 to
                    verify that your fax was received and when it will be
                    processed.

TELEPHONE           800.820.0888 or 301.296.5406 (not available for retirement accounts)

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

      -     your name

      -     your shareholder account number

      -     Fund name(s)

      -     dollar amount or number of shares you would like to sell

                                                                  PROSPECTUS 101

      - whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

      - signature of account owner(s) (not required for telephone redemptions)

      You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically, via ACH, or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

      SIGNATURE GUARANTEES

      Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.

102

LOW BALANCE ACCOUNTS


To offset the administrative expense of servicing small accounts, the Funds may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.


EXCHANGING FUND SHARES


Unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of A-Class Shares or C-Class Shares of any Rydex Fund for A-Class Shares or C-Class Shares of any other Rydex Fund on the basis of the respective NAVs of the shares involved. An exchange of A-Class Shares of the U.S. Government Money Market Fund that have not previously been subject to a sales charge will be treated as an initial purchase of the other Rydex Fund, and applicable sales charges will apply. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent or your financial intermediary prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" for additional information. The exchange privilege may be modified or discontinued at any time.


EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send exchange requests to Rydex by:

                                                                  PROSPECTUS 103

MAIL                 Rydex Investments
                     Attn: Ops. Dept.
                     9601 Blackwell Road, Suite 500
                     Rockville, MD 20850

FAX                  301.296.5101
                     If you send your exchange request by fax, you
                     must call Rydex Client Services at 800.820.0888
                     to verify that your fax was received and when it
                     will be processed.

TELEPHONE            800.820.0888 OR 301.296.5406

INTERNET Follow the directions on the Rydex web site - www.rydexinvestments.com

Whether you transmit your exchange request by mail, fax, telephone or inter-net, you must include the following information in your exchange request:

      -     your name

      -     your shareholder account number

      - Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

      - dollar amount, number of shares or percentage of Fund position involved in the exchange

      - signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS

On any Business Day, investors may make exchanges of A-Class Shares or C-Class Shares of the Funds for A-Class Shares or C-Class Shares of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES,

104

CERTAIN RYDEX FUNDS DO NOT ALLOW UNLIMITED TRADING. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.

RYDEX ACCOUNT POLICIES

SHAREHOLDER IDENTIFICATION AND VERIFICATION


Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while they are in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.


Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

                                                                  PROSPECTUS 105

CHANGES TO YOUR ACCOUNT


For information on what is required to make changes and/or additions to your account and to obtain the appropriate forms, please visit the Rydex web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your financial intermediary's name, and you want to transfer the registration to another financial intermediary or want the shares registered in your name, then you should contact your financial intermediary for instructions on how to make this change.


TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (E.G., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com.

106

The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Funds' transfer agent for services associated with the following:

      - $15 for wire transfers of redemption proceeds under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver

      -     $ 50 on purchase checks returned for insufficient funds

      - $25 to stop payment of a redemption check within 10 Business Days of the settlement date

      - $15 for standard overnight packages (fee may be higher for special delivery options)

      -     $ 25 for bounced drafts or ACH transactions

      -     $ 15 per year for low balance accounts

      - The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee (and any unpaid annual maintenance fee) will be deducted from the proceeds of your redemption. You may pay the annual maintenance fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted from your account.

                                                                  PROSPECTUS 107

ACCOUNT FEE WAIVERS


The following fees will be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged: the annual maintenance fee for retirement accounts; and the wire transfer charge of $15 for wire redemptions less than $5,000. Additionally, the wire transfer charge of $15 for wire redemptions less than $5,000 will be waived for accounts that are held directly through the Funds' transfer agent that also have an adviser.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Because the Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

RIGHTS RESERVED BY THE FUNDS

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES

A-CLASS SHARES


The Funds have adopted a Distribution Plan applicable to A-Class Shares that allows the Funds to pay distribution fees to the Distributor and other firms that provide distribution services ("Service Providers"). The Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average

108

daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Distributor generally will, in turn, pay the Service Provider out of its fees. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.


C-CLASS SHARES


The Funds have adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to C-Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds' average daily net assets. The annual 0.75% distribution fee reimburses the Distributor for paying your intermediary a sales commission. The annual 0.25% service fee compensates your intermediary for providing ongoing services to you. The Distributor advances the first year's distribution and service fees, and retains the distribution and service fees on accounts with no authorized intermediary of record. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.


COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds, except the Government Long Bond 1.2x Strategy Fund and U.S. Government Money

                                                                  PROSPECTUS 109

Market Fund, which declare dividends daily and pay them monthly or upon redemption. The High Yield Strategy Fund and Inverse High Yield Strategy Fund may also pay income dividends on a monthly basis. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

      - Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

      - The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified

110

            dividend income. The Government Long Bond 1.2x Strategy Fund and U.S. Government Money Market Fund expect to make primarily distributions that will not be treated as qualified dividend income.

      - Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

      - Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

      - Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

      - Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

      - Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

      - Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

      - A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

      - If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

      - With respect to investments by the Europe 1.25x Strategy Fund and the Japan 2x Strategy Fund, some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in these Funds. In addition, these Funds may be able to pass along a tax credit for foreign income taxes that they pay. A Fund will provide you with the information necessary to reflect foreign taxes paid on your income tax return if it makes this election.

                                                                  PROSPECTUS 111

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR


PADCO Advisors, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee for the fiscal year ended March 31, 2008 at an annualized rate based on the average daily net assets of each Fund, as set forth below:

                                                 ADVISORY
FUND                                               FEE
----------------------------------------         --------
NOVA....................................          0.75%
S&P 500.................................          0.75%
INVERSE S&P 500 STRATEGY................          0.90%
NASDAQ-100(R)...........................          0.75%
INVERSE NASDAQ-100(R) STRATEGY..........          0.90%
MID-CAP 1.5x STRATEGY...................          0.90%
INVERSE MID-CAP STRATEGY................          0.90%

112

                                                 ADVISORY
FUND                                                FEE
-------------------------------------------      --------
RUSSELL 2000(R) 1.5x STRATEGY..............        0.90%
RUSSELL 2000(R)............................        0.75%
INVERSE RUSSELL 2000(R) STRATEGY...........        0.90%
EUROPE 1.25x STRATEGY......................        0.90%
JAPAN 2x STRATEGY..........................        0.75%
GOVERNMENT LONG BOND 1.2x STRATEGY.........        0.50%
INVERSE GOVERNMENT LONG BOND STRATEGY......        0.90%
HIGH YIELD STRATEGY........................        0.75%
INVERSE HIGH YIELD STRATEGY................        0.75%
U.S. GOVERNMENT MONEY MARKET...............        0.50%


The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.


A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement is available in the Funds' September 30, 2007 Semi-Annual Report to Shareholders, which covers the period April 1, 2007 to September 30, 2007.


PORTFOLIO MANAGEMENT


Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of six investment professionals that are responsible for overseeing different functions within the Portfolio Department. Including Mr. Byrum, those members include Michael Dellapa as the Director of Alternative Investment Strategies, Ryan Harder as Senior Portfolio Manager, Douglas Holmes as the Director of Stock Selection and Asset Allocation, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 15 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following four individuals are jointly and primarily responsible for the management of the Funds.

                                                                  PROSPECTUS 113

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa, Harder, and Holmes. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, and helped to create the Sector Funds, some of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

MICHAEL J. DELLAPA, CFA, CAIA, Director of Alternative Investment Strategies - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, including the Absolute Return Strategies Fund and the Hedged Equity Fund, which are offered in a separate prospectus. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which, with the exception of the Russell 2000(R) 1.5x Strategy Fund, are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became the Director of Alternative Investment Strategies. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund (except for the Russell 2000(R), High Yield Strategy, and Inverse High Yield Strategy Funds) since September 2005. He has co-managed the Russell 2000, High Yield Strategy, and Inverse High Yield Strategy Funds since each Fund's inception.

114

RYAN A. HARDER, CFA, Senior Portfolio Manager- Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Absolute Return Strategies, Hedged Equity, High Yield Strategy and Inverse High Yield Strategy Funds, all of which are offered in a separate prospectus. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed each Fund since March 2008.

DOUGLAS HOLMES, CFA, Director of Stock Selection and Asset Allocation - As the Director of Stock Selection and Asset Allocation, Mr. Holmes oversees the development and daily maintenance of the stock selection and asset allocation methodologies employed by the Rydex Funds. While Mr. Holmes is involved in the management of all of the Rydex Funds, he focuses on the management of the Alternative Investment, Essential Portfolio and Sector Funds, all of which are offered in a separate prospectus. Mr. Holmes first became associated with Rydex as a consultant in September 2004. In October 2005, Mr. Holmes accepted a permanent position as the Strategic Advisor and in September 2007 was named the Director of Stock Selection and Asset Allocation. Mr. Holmes has been a member of the ILT since its inception. Prior to his association with Rydex, Mr. Holmes was a 20-year veteran of State Street Global Advisors as the department head of the US Indexing Department, the US Active Department, and finally the Global Enhanced Department. He holds a BS degree in mathematics from Northeastern University. Mr. Holmes has co-managed each Fund since March 2008.


Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

                                                                  PROSPECTUS 115

THIS PAGE INTENTIONALLY LEFT BLANK.

116


FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years (or, if shorter, the period of operations of the Funds' A-Class Shares or C-Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended March 31, 2008 and 2007 has been audited by

                                                                     NET REALIZED     NET INCREASE
                                         NET ASSET        NET             AND          (DECREASE)     DISTRIBUTIONS    DISTRIBUTIONS
                                          VALUE,      INVESTMENT      UNREALIZED      IN NET ASSET      FROM NET          FROM NET
                                         BEGINNING      INCOME      GAINS (LOSSES)   VALUE RESULTING   INVESTMENT         REALIZED
YEAR ENDED                               OF PERIOD      (LOSS) +    ON INVESTMENTS   FROM OPERATIONS     INCOME            GAINS
----------                               ---------      ----------  --------------  ---------------  -------------    -------------
NOVA FUND A-CLASS
   MARCH 31, 2008                          $29.67       $  .29          $(4.29)        $(4.00)         $ (.68)            $ --
   March 31, 2007                           27.87         (.21)           4.02           3.81           (2.01)              --
   March 31, 2006                           25.15         (.19)           3.76           3.57            (.85)              --
   March 31, 2005                           23.42         (.17)           1.90           1.73              --               --
   March 31, 2004 *                         23.42           --              --             --              --               --

NOVA FUND C-CLASS
   MARCH 31, 2008                           28.91          .07           (4.16)         (4.09)           (.68)              --
   March 31, 2007                           27.39         (.42)           3.95           3.53           (2.01)              --
   March 31, 2006                           24.89         (.38)           3.73           3.35            (.85)              --
   March 31, 2005                           23.36         (.35)           1.88           1.53              --               --
   March 31, 2004                           15.20         (.12)           8.28           8.16              --               --

S&P 500 FUND A-CLASS
   MARCH 31, 2008                           27.32          .52           (1.78)         (1.26)           (.14)              --
   March 31, 2007 *                         25.00          .30            2.53           2.83            (.11)            (.40)

S&P 500 FUND C-CLASS
   MARCH 31, 2008                           27.15          .18           (1.64)         (1.46)           (.14)              --
   March 31, 2007 *                         25.00          .19            2.47           2.66            (.11)            (.40)

INVERSE S&P 500 STRATEGY FUND A-CLASS
   MARCH 31, 2008                           36.10          .81            2.58           3.39           (1.52)              --
   March 31, 2007 +++                       38.60         (.25)          (1.15)         (1.40)          (1.10)              --
   March 31, 2006 +++                       41.85         (.30)          (2.35)         (2.65)           (.60)              --
   March 31, 2005 +++                       44.35         (.30)          (2.20)         (2.50)             --               --
   March 31, 2004 *+++                      44.35           --              --             --              --               --

INVERSE S&P 500 STRATEGY FUND C-CLASS
   MARCH 31, 2008                           35.50          .58            2.44           3.02           (1.52)              --
   March 31, 2007 +++                       38.25         (.55)          (1.10)         (1.65)          (1.10)              --
   March 31, 2006 +++                       41.65         (.60)          (2.20)         (2.80)           (.60)              --
   March 31, 2005 +++                       44.45         (.65)          (2.15)         (2.80)             --               --
   March 31, 2004 +++                       64.00         (.70)         (16.85)        (17.55)             --            (2.00)

* SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004 -- NOVA FUND A-CLASS AND INVERSE S&P 500 STRATEGY FUND A-CLASS; MAY 31, 2006 -- S&P 500 FUND A-CLASS AND C-CLASS.

**    ANNUALIZED

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

+++ INVERSE S&P 500 STRATEGY FUND -- PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2004 THROUGH MARCH 31, 2007 HAVE BEEN RESTATED TO REFLECT A 1:5 REVERSE STOCK SPLIT EFFECTIVE APRIL 23, 2007.

<     EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE
      DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

                                                                   PROSPCTUS 117

Ernst & Young LLP, whose report, along with the financial statements and related notes, appear in the Funds' 2008 Annual Report. The information for each of the periods through March 31, 2006 was audited by a predecessor independent registered public accounting firm. The 2008 Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2008 Annual Report is incorporated by reference in the SAI.

                                                                             RATIOS TO
                                                                         AVERAGE NET ASSETS:
                                                      --------------------------------------------------------
                    NET         NET                                                                                      NET ASSETS,
                 INCREASE      ASSET                                                 NET          COMBINED                  END OF
               (DECREASE) IN   VALUE,      TOTAL                                  INVESTMENT         NET      PORTFOLIO    PERIOD
    TOTAL        NET ASSET     END OF    INVESTMENT      TOTAL           NET        INCOME       INVESTMENT   TURNOVER      (000'S
DISTRIBUTIONS      VALUE       PERIOD    RETURN ++     EXPENSES &     EXPENSES &    (LOSS)     INCOME (LOSS)-   RATE       OMITTED)
-------------  -------------  --------  ------------  ------------  ------------ -----------   --------------  --------  ----------

 $   (.68)      $   (4.68)     $24.99       (13.92)%      1.52%         1.52%         0.97%           --        115%        $11,791
    (2.01)           1.80       29.67        13.67%       1.50%         1.50%         0.98%           --        144%         15,586
     (.85)           2.72       27.87        14.32%       1.60%         1.49%        (0.71)%        0.69%       192%         29,315
       --            1.73       25.15         7.39%       1.45%         1.45%        (0.68)%        0.58%       388%         18,463
       --              --       23.42         0.00%       0.00%**       0.00%**       0.00%**       0.81%**     540%              1


     (.68)          (4.77)      24.14       (14.60)%      2.27%         2.27%         0.24%           --        115%         29,715
    (2.01)           1.52       28.91        12.88%       2.25%         2.25%         0.23%           --        144%         42,925
     (.85)           2.50       27.39        13.58%       2.35%         2.24%        (1.46)%       (0.06)%      192%         50,131
       --            1.53       24.89         6.55%       2.21%         2.21%        (1.44)%       (0.18)%      388%         49,464
       --            8.16       23.36        53.72%       2.26%         2.26%        (0.56)%        0.25%       540%         32,710


     (.14)          (1.40)      25.92        (4.68)%      1.51%         1.51%         1.86%           --        396%          2,358
     (.51)           2.32       27.32        11.34%       1.55%**       1.55%**       1.35%**         --        119%          2,063


     (.14)          (1.60)      25.55        (5.45)%      2.25%         2.25%         0.67%           --        396%          7,836
     (.51)           2.15       27.15        10.65%       2.25%**       2.25%**       0.84%**         --        119%          1,971


    (1.52)           1.87       37.97         9.95%       1.66%         1.66%         2.83%           --                      9,344
    (1.10)          (2.50)      36.10        (3.53)%      1.61%         1.61%         3.60%           --         --          11,388
     (.60)          (3.25)      38.60        (6.31)%      1.66%         1.63%        (0.70)%        2.04%        --           8,932
       --           (2.50)      41.85        (5.64)%      1.63%         1.63%        (0.71)%        0.00%        --           7,318
       --              --       44.35         0.00%       0.00%**       0.00%**       0.00%**       0.09%**      --               1


    (1.52)           1.50       37.00         9.07%       2.41%         2.41%         2.14%           --                     32,299
    (1.10)          (2.75)      35.50        (4.22)%      2.36%         2.36%         2.85%           --         --          42,651
     (.60)          (3.40)      38.25        (6.70)%      2.41%         2.38%        (1.45)%        1.29%        --          39,146
       --           (2.80)      41.65        (6.30)%      2.38%         2.38%        (1.46)%       (0.75)%       --          43,763
    (2.00)         (19.55)      44.45       (27.62)%      2.39%         2.39%        (1.42)%       (1.33)%       --          45,604

      PRIOR TO APRIL 1, 2007, THE NOVA FUND AND INVERSE S&P 500 STRATEGY FUND OPERATED UNDER A MASTER-FEEDER STRUCTURE.

- RATIOS REPRESENT COMBINED NET INVESTMENT INCOME OF THE FORMER MASTER PORTFOLIO AND THE FUND. RATIOS SHOWN UNDER THE CAPTION "NET INVESTMENT INCOME (LOSS)" FOR THE YEAR ENDED MARCH 31, 2006 AND PRECEDING PERIODS DID NOT REFLECT THE NET INVESTMENT INCOME OF THE FORMER MASTER PORTFOLIO. THIS HAS NO EFFECT ON THE FUND'S NET ASSET VALUE, PER SHARE VALUE OR TOTAL INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS DURING ANY PERIOD.

& EXPENSE RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING FORMER MASTER PORTFOLIO FOR THE YEAR ENDED MARCH 31, 2007 AND PRECEDING PERIODS.

118


                                                                  NET REALIZED     NET INCREASE
                                    NET ASSET         NET              AND          (DECREASE)       DISTRIBUTIONS    DISTRIBUTIONS
                                     VALUE,       INVESTMENT       UNREALIZED      IN NET ASSET        FROM NET          FROM NET
                                    BEGINNING       INCOME       GAINS (LOSSES)   VALUE RESULTING     INVESTMENT         REALIZED
YEAR ENDED                          OF PERIOD       (LOSS) +      ON INVESTMENTS   FROM OPERATIONS       INCOME            GAINS
------------------------------      ---------     ------------    --------------  -----------------  -------------    -------------
NASDAQ-100(R) FUND (FORMERLY, OTC FUND) A-CLASS
   MARCH 31, 2008                     $11.36        $ (.09)         $  .08          $ (.01)            $   --              $   --
   March 31, 2007                      10.96          (.08)            .48             .40                 --                  --
   March 31, 2006                       9.63          (.08)           1.45            1.37               (.04)                 --
   March 31, 2005                       9.46           .06             .11             .17                 --                  --
   March 31, 2004 *                     9.46            --              --              --                 --                  --

NASDAQ-100(R) FUND (FORMERLY, OTC FUND) C-CLASS
   MARCH 31, 2008                      11.02          (.18)            .11            (.07)                --                  --
   March 31, 2007                      10.73          (.16)            .45             .29                 --                  --
   March 31, 2006                       9.50          (.16)           1.43            1.27               (.04)                 --
   March 31, 2005                       9.41          (.03)            .12             .09                 --                  --
   March 31, 2004                       6.86          (.18)           2.73            2.55                 --                  --

INVERSE NASDAQ-100(R) STRATEGY FUND (FORMERLY, INVERSE OTC
STRATEGY FUND) A-CLASS
   MARCH 31, 2008                      21.43           .52            (.29)            .23               (.69)                 --
   March 31, 2007                      21.61          (.16)            .54             .38               (.56)                 --
   March 31, 2006                      24.39          (.16)          (2.29)          (2.45)              (.33)                 --
   March 31, 2005                      25.60          (.17)          (1.04)          (1.21)                --                  --
   March 31, 2004 *                    25.60            --              --              --                 --                  --

INVERSE NASDAQ-100(R) STRATEGY  FUND (FORMERLY, INVERSE OTC STRATEGY FUND) C-CLASS
   MARCH 31, 2008                      20.27           .38            (.33)            .05               (.69)                 --
   March 31, 2007                      20.63          (.32)            .52             .20               (.56)                 --
   March 31, 2006                      23.48          (.32)          (2.20)          (2.52)              (.33)                 --
   March 31, 2005                      24.83          (.35)          (1.00)          (1.35)                --                  --
   March 31, 2004                      36.92          (.38)         (11.71)         (12.09)                --                  --

MID-CAP 1.5X STRATEGY FUND A-CLASS
   MARCH 31, 2008                      41.56           .23           (7.46)          (7.23)              (.26)              (1.68)
   March 31, 2007                      40.14           .05            2.74            2.79                 --               (1.37)
   March 31, 2006                      31.86           .01            8.65            8.66                 --                (.38)
   March 31, 2005                      28.30          (.03)           3.59            3.56                 --                  --
   March 31, 2004 *                    28.30            --              --              --                 --                  --

* SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004 -- NASDAQ-100(R) FUND A-CLASS, INVERSE NASDAQ-100(R) STRATEGY FUND A-CLASS AND MID-CAP 1.5X STRATEGY FUND A-CLASS.

**    ANNUALIZED

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

<     EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE
      DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

                                                                  PROSPECTUS 119

                                                                      RATIOS TO
                                                                  AVERAGE NET ASSETS:
                                                   --------------------------------------------------
                    NET         NET
                  INCREASE     ASSET                                         NET          COMBINED                 NET ASSETS,
                (DECREASE)IN   VALUE,     TOTAL                          INVESTMENT         NET        PORTFOLIO     END OF
     TOTAL       NET ASSET     END OF  INVESTMENT    TOTAL       NET       INCOME        INVESTMENT     TURNOVER  PERIOD (000'S
 DISTRIBUTIONS     VALUE       PERIOD   RETURN++   EXPENSES&  EXPENSES&    (LOSS)      INCOME (LOSS)-     RATE      OMITTED)
 -------------  ------------  -------  ----------  ---------  ---------  -----------   --------------  ---------  -------------
   $     --       $   (.01)   $ 11.35    (0.09)%     1.54%     1.54%       (0.76)%          --             57%      $   6,044
         --            .40      11.36      3.65%     1.46%     1.46%       (0.73)%          --             71%          3,686
       (.04)          1.33      10.96     14.18%     1.46%     1.46%       (0.78)%          --            122%          2,491
         --            .17       9.63      1.80%     1.45%     1.45%         0.59%          --            132%          1,818
         --             --       9.46      0.00%     0.00%**<  0.00%**<      0.00%**        --            139%              1

         --           (.07)     10.95    (0.64)%     2.28%     2.28%       (1.50)%          --             57%         10,343
         --            .29      11.02      2.70%     2.22%     2.22%       (1.55)%          --             71%         10,032
       (.04)          1.23      10.73     13.33%     2.21%     2.21%       (1.52)%          --            122%         18,707
         --            .09       9.50      0.96%     2.19%     2.19%       (0.33)%          --            132%         14,422
         --           2.55       9.41     37.17%     2.23%     2.23%       (1.97)%          --            139%         13,653

       (.69)          (.46)     20.97      1.65%     1.72%     1.72%         2.61%          --             --           1,784
       (.56)          (.18)     21.43      1.79%     1.64%     1.64%         3.55%          --             --           4,086
       (.33)         (2.78)     21.61   (10.04)%     1.63%     1.63%       (0.70)%         1.97%           --           2,108
         --          (1.21)     24.39    (4.73)%     1.62%     1.62%       (0.70)%       (0.04)%           --           5,697
         --             --      25.60      0.00%     0.00%**<  0.00%**<      0.00%**       0.10%**         --               1

       (.69)          (.64)     19.63      0.85%     2.48%     2.48%         2.05%          --             --           7,633
       (.56)          (.36)     20.27      1.00%     2.40%     2.40%         2.79%          --             --          17,834
       (.33)         (2.85)     20.63   (10.73)%     2.40%     2.39%       (1.46)%         1.21%           --          13,527
         --          (1.35)     23.48    (5.44)%     2.38%     2.38%       (1.46)%       (0.80)%           --          15,693
         --         (12.09)     24.83   (32.75)%     2.41%     2.41%       (1.48)%       (1.38)%           --          34,375

      (1.94)         (9.17)     32.39   (18.29)%     1.67%     1.67%         0.57%           --           226%          1,571
      (1.37)          1.42      41.56      7.11%     1.67%     1.67%         0.13%           --           296%          2,806
       (.38)          8.28      40.14     27.27%     1.92%     1.66%         0.03%           --           528%          4,948
         --           3.56      31.86     12.58%     1.63%     1.63%       (0.10)%           --           669%          1,050
         --             --      28.30      0.00%     0.00%**<  0.00%**<      0.00%**         --         1,239%              4


      PRIOR TO APRIL 1, 2007, THE INVERSE NASDAQ-100(R) STRATEGY FUND OPERATED UNDER A MASTER-FEEDER STRUCTURE.

- RATIOS REPRESENT COMBINED NET INVESTMENT INCOME OF THE FORMER MASTER PORTFOLIO AND THE FUND. RATIOS SHOWN UNDER THE CAPTION "NET INVESTMENT INCOME (LOSS)" FOR THE YEAR ENDED MARCH 31, 2006 AND PRECEDING PERIODS DID NOT REFLECT THE NET INVESTMENT INCOME OF THE FORMER MASTER PORTFOLIO. THIS HAS NO EFFECT ON THE FUND'S NET ASSET VALUE, PER SHARE VALUE OR TOTAL INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS DURING ANY PERIOD.

& EXPENSE RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING FORMER MASTER PORTFOLIO FOR THE YEAR ENDED MARCH 31, 2007 AND PRECEDING PERIODS.

120

                                                        NET REALIZED     NET INCREASE
                               NET ASSET       NET          AND           (DECREASE)      DISTRIBUTIONS  DISTRIBUTIONS
                                 VALUE,    INVESTMENT    UNREALIZED     IN NET ASSET        FROM NET      FROM NET
                               BEGINNING     INCOME    GAINS (LOSSES)   VALUE RESULTING    INVESTMENT    REALIZED
YEAR ENDED                     OF PERIOD     (LOSS)+   ON INVESTMENTS   FROM OPERATIONS      INCOME        GAINS
-----------------------------  ----------  ----------  --------------   ---------------   ------------  -------------
MID-CAP 1.5X STRATEGY FUND C-CLASS
   MARCH 31, 2008              $  39.82    $   (.08)   $  (7.07)        $  (7.15)         $  (.26)       $   (1.68)
   March 31, 2007                 38.81        (.23)       2.61             2.38               --            (1.37)
   March 31, 2006                 31.03        (.25)       8.41             8.16               --             (.38)
   March 31, 2005                 27.76        (.26)       3.53             3.27               --               --
   March 31, 2004                 15.85        (.31)       2.22            11.91               --               --

INVERSE MID-CAP STRATEGY FUND A-CLASS
   MARCH 31, 2008                 33.78         .81        3.11             3.92             (.63)              --
   March 31, 2007                 37.03        1.35       (1.81)            (.46)           (2.79)              --
   March 31, 2006                 44.01         .87       (7.20)           (6.33)            (.65)              --
   March 31, 2005                 49.01        (.06)      (4.94)           (5.00)              --               --
   March 31, 2004*                49.01          --          --               --               --               --

INVERSE MID-CAP STRATEGY FUND C-CLASS
   MARCH 31, 2008                 32.89         .60        2.96             3.56             (.63)              --
   March 31, 2007                 36.43        1.05       (1.80)            (.75)           (2.79)              --
   March 31, 2006                 43.62         .15       (6.69)           (6.54)            (.65)              --
   March 31, 2005                 48.98        (.27)      (5.09)           (5.36)              --               --
   March 31, 2004*                50.00        (.08)       (.94)           (1.02)              --               --

RUSSELL 2000(R) 1.5X STRATEGY FUND A-CLASS
   MARCH 31, 2008                 37.24         .29       (8.83)           (8.54)            (.08)              --
   March 31, 2007                 37.33         .10        1.24             1.34               --            (1.43)
   March 31, 2006                 27.54         .04        9.75             9.79               --               --
   March 31, 2005                 26.22        (.03)       1.51             1.48               --             (.16)
   March 31, 2004*                26.22          --          --               --               --               --

RUSSELL 2000(R) 1.5X STRATEGY FUND C-CLASS
   MARCH 31, 2008                 35.51         .03       (8.36)           (8.33)            (.08)              --
   March 31, 2007                 35.93        (.16)       1.17             1.01               --            (1.43)
   March 31, 2006                 26.69        (.21)       9.45             9.24               --               --
   March 31, 2005                 25.63        (.26)       1.48             1.22               --             (.16)
   March 31, 2004                 12.75        (.28)      13.16            12.88               --               --


* SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004 -- INVERSE MID-CAP STRATEGY FUND C-CLASS; MARCH 31, 2004 -- MID-CAP STRATEGY FUND A-CLASS AND RUSSELL 2000(R) 1.5X STRATEGY FUND A-CLASS.

**    ANNUALIZED

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

<   TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE
      SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

\ EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

                                                                  PROSPECTUS 121

                                                                RATIOS TO
                                                           AVERAGE NET ASSETS:
                                                      ------------------------------
                    NET         NET
                  INCREASE     ASSET                                           NET                   NET ASSETS,
                (DECREASE)IN   VALUE,      TOTAL                            INVESTMENT  PORTFOLIO      END OF
     TOTAL        NET ASSET    END OF   INVESTMENT      TOTAL     NET         INCOME     TURNOVER   PERIOD (000'S
 DISTRIBUTIONS     VALUE       PERIOD     RETURN++    EXPENSES  EXPENSES      (LOSS)      RATE         OMITTED)
--------------  ------------  --------  ----------    --------  ----------  ----------  ---------   --------------
  $ (1.94)      $ (9.09)       $ 30.73     (18.90)%     2.42%      2.42%      (0.20)%         226%       $  8,388
    (1.37)         1.01          39.82        6.29%     2.41%      2.41%      (0.62)%         296%         17,112
     (.38)         7.78          38.81       26.38%     2.66%      2.40%      (0.72)%         528%         28,836
       --          3.27          31.03       11.78%     2.37%      2.37%      (0.91)%         669%         17,912
       --         11.91          27.76       75.14%     2.41%      2.41%      (1.31)%       1,239%         14,444


     (.63)         3.29        $ 37.07       11.83%     1.66%      1.66%        2.35%          --             906
    (2.79)        (3.25)         33.78      (1.35)%     1.65%      1.65%        3.52%          --             477
     (.65)        (6.98)         37.03     (14.44)%     1.66%      1.66%        2.12%          --             161
       --         (5.00)         44.01     (10.20)%     1.63%      1.63%      (0.13)%          --              61
       --            --          49.01        0.00%     0.00%**<   0.00%**<     0.00%**        --               1

     (.63)         2.93          35.82       11.05%     2.41%      2.41%        1.83%          --           1,478
    (2.79)        (3.54)         32.89      (2.19)%     2.40%      2.40%        2.81%          --             801
     (.65)        (7.19)         36.43     (15.05)%     2.41%      2.41%        1.54%          --           1,147
       --         (5.36)         43.62     (10.94)%     2.36%      2.36%      (0.58)%          --           1,011
       --         (1.02)         48.98      (2.04)%     2.23%**    2.23%**    (1.45)%**        --             137

     (.08)        (8.62)         28.62     (22.98)%     1.67%      1.67%        0.81%         227%          4,372
    (1.43)         (.09)         37.24        3.60%     1.66%      1.66%        0.28%         179%          5,976
       --          9.79          37.33       35.55%     2.06%      1.65%        0.13%         441%          6,789
     (.16)         1.32          27.54        5.63%     1.61%      1.61%      (0.10)%         501%          3,340
       --            --          26.22        0.00%     0.00%**<   0.00%**<     0.00%**       965%              4


     (.08)        (8.41)         27.10     (23.50)%     2.42%      2.42%        0.09%         227%         10,873
    (1.43)         (.42)         35.51        2.81%     2.41%      2.41%      (0.47)%         179%         19,942
       --          9.24          35.93       34.62%     2.81%      2.40%      (0.70)%         441%         31,956
     (.16)         1.06          26.69        4.75%     2.37%      2.37%      (1.00)%         501%         18,915
       --         12.88          25.63      101.02%     2.41%      2.41%      (1.34)%         965%         48,851

122

                                                      NET REALIZED      NET INCREASE
                            NET ASSET       NET           AND            (DECREASE)    DISTRIBUTIONS  DISTRIBUTIONS
                             VALUE,     INVESTMENT    UNREALIZED        IN NET ASSET      FROM NET      FROM NET
                           BEGINNING      INCOME     GAINS (LOSSES)   VALUE RESULTING   INVESTMENT      REALIZED         TOTAL
YEAR ENDED                  OF PERIOD     (LOSS)+    ON INVESTMENTS   FROM OPERATIONS     INCOME         GAINS        DISTRIBUTIONS
------------------------   ---------    ----------   --------------   ---------------  ------------   -------------   -------------
RUSSELL 2000(R) FUND A-CLASS
   MARCH 31, 2008          $  27.64     $     .34     $  (4.21)         $  (3.87)         $  (.20)      $      --      $     (.20)
   March 31, 2007*            25.00           .35         2.43              2.78             (.14)             --            (.14)

RUSSELL 2000(R) FUND C-CLASS
   MARCH 31, 2008             27.48           .23        (4.23)            (4.00)            (.20)             --            (.20)
   March 31, 2007*            25.00           .17         2.45              2.62             (.14)             --            (.14)

INVERSE RUSSELL 2000(R) STRATEGY FUND A-CLASS
   MARCH 31, 2008             35.00          1.06         4.40              5.46            (1.41)             --           (1.41)
   March 31, 2007             36.96          1.38        (1.65)             (.27)           (1.69)             --           (1.69)
   March 31, 2006             46.09           .85        (9.26)            (8.41)            (.72)             --            (.72)
   March 31, 2005             48.80          (.02)       (2.69)            (2.71)              --              --              --
   March 31, 2004*            48.80            --           --                --               --              --              --

INVERSE RUSSELL 2000(R) STRATEGY FUND C-CLASS
   MARCH 31, 2008             34.18           .76         4.27              5.03            (1.41)             --           (1.41)
   March 31, 2007             36.40          1.07        (1.60)             (.53)           (1.69)             --           (1.69)
   March 31, 2006             45.71           .56        (9.15)            (8.59)            (.72)             --            (.72)
   March 31, 2005             48.77          (.49)       (2.57)            (3.06)              --              --              --
   March 31, 2004*            50.00          (.08)       (1.15)            (1.23)              --              --              --

EUROPE 1.25X STRATEGY FUND A-CLASS
   MARCH 31, 2008             24.13           .62        (1.57)             (.95)            (.23)           (.70)           (.93)
   March 31, 2007             20.06           .54         3.65              4.19             (.12)             --            (.12)
   March 31, 2006             17.14           .18         3.06              3.24               --            (.32)           (.32)
   March 31, 2005             14.98           .05         2.59              2.64             (.47)           (.01)           (.48)
   March 31, 2004*            14.98            --           --                --               --              --              --

EUROPE 1.25X STRATEGY
FUND C-CLASS
   MARCH 31, 2008             22.98           .31        (1.36)            (1.05)            (.23)           (.70)           (.93)
   March 31, 2007             19.25           .39         3.46              3.85             (.12)             --            (.12)
   March 31, 2006             16.57           .10         2.90              3.00               --            (.32)           (.32)
   March 31, 2005             14.62          (.09)        2.52              2.43             (.47)           (.01)           (.48)
   March 31, 2004              9.74         (1.18)        6.77              5.59               --            (.71)           (.71)


* SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004 -- INVERSE RUSSELL 2000(R) STRATEGY FUND C-CLASS; MARCH 31, 2004 -- INVERSE RUSSELL 2000(R) STRATEGY FUND A-CLASS AND EUROPE 1.25X STRATEGY FUND A-CLASS; MAY 31, 2006 -- RUSSELL 2000(R) FUND A-CLASS AND C-CLASS.

**    ANNUALIZED

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

<     EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE
      DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

                                                                   PROSPCTUS 123

                                                       RATIOS TO
                                                   AVERAGE NET ASSETS:
                                          ------------------------------------
     NET          NET                                                                        NET ASSETS,
   INCREASE      ASSET                                                 NET                     END OF
 (DECREASE)IN    VALUE,       TOTAL                                 INVESTMENT   PORTFOLIO     PERIOD
   NET ASSET     END OF     INVESTMENT      TOTAL        NET          INCOME      TURNOVER    (000'S
    VALUE        PERIOD      RETURN++     EXPENSES     EXPENSES       (LOSS)       RATE       OMITTED)
 ------------   ---------   ----------    --------     --------     ----------   ---------   -----------
$   (4.07)      $  23.57       (14.08)%       1.51%        1.51%        1.26%       535%        $    909
     2.64          27.64         11.13%       1.51%**      1.51%**      1.54%**     335%             275

    (4.20)         23.28       (14.63)%       2.27%        2.27%        0.85%       535%             678
     2.48          27.48         10.49%       2.28%**      2.28%**      0.76%**     335%             739

     4.05          39.05         16.11%       1.89%        1.89%        2.96%        --            6,816
    (1.96)         35.00        (0.67)%       1.65%        1.65%        3.64%        --            9,905
    (9.13)         36.96       (18.40)%       1.63%        1.63%        1.97%        --            1,067
    (2.71)         46.09        (5.55)%       1.63%        1.63%      (0.03)%        --              404
       --          48.80          0.00%       0.00%**<     0.00%**<     0.00%**      --                1

     3.62          37.80         15.22%       2.67%        2.67%        2.17%        --            6,136
    (2.22)         34.18        (1.40)%       2.40%        2.40%        2.87%        --            8,455
    (9.31)         36.40       (18.95)%       2.40%        2.40%        1.33%        --            3,164
    (3.06)         45.71        (6.27)%       2.39%        2.39%      (0.97)%       --            3,951
    (1.23)         48.77        (2.46)%       2.24%**      2.24%**    (1.42)%**     --              492

    (1.88)         22.25        (4.60)%       1.69%        1.69%        2.42%       320%           1,750
     4.07          24.13         20.90%       1.54%        1.54%        2.33%       373%          10,892
     2.92          20.06         19.10%       1.67%        1.66%        1.02%       454%           1,378
     2.16          17.14         17.56%       1.62%        1.62%        0.29%        --              180
       --          14.98          0.00%       0.00%**<     0.00%**<     0.00%**      --                1

    (1.98)         21.00        (5.28)%       2.40%        2.40%        1.27%       320%           6,149
     3.73          22.98         20.01%       2.40%        2.40%        1.85%       373%           9,539
     2.68          19.25         18.30%       2.42%        2.41%        0.59%       454%           8,703
     1.95          16.57         16.55%       2.37%        2.37%      (0.57)%        --            5,717
     4.88          14.62         57.29%       2.47%        2.47%      (8.31)%        --            1,999

124

                                                    NET REALIZED      NET INCREASE
                       NET ASSET        NET             AND             (DECREASE)     DISTRIBUTIONS   DISTRIBUTIONS
                         VALUE,      INVESTMET       UNREALIZED        IN NET ASSET       FROM NET        FROM NET
                       BEGINNING      INCOME        GAINS (LOSSES)   VALUE RESULTING    INVESTMENT        REALIZED         TOTAL
YEAR ENDED             OF PERIOD      (LOSS)+      ON INVESTMENTS    FROM OPERATIONS      INCOME           GAINS       DISTRIBUTIONS
---------------------- ---------   ------------    ---------------   ---------------   -------------   -------------   -------------
JAPAN 2X STRATEGY FUND A-CLASS
   MARCH 31, 2008*      $ 25.00         $    -- @     $   .12          $  .12            $   --           $  --          $   --

JAPAN 2X STRATEGY FUND C-CLASS
   MARCH 31, 2008*        25.00            (.02)          .12             .10                --              --              --

GOVERNMENT LONG BOND 1.2X STRATEGY FUND A-CLASS
   MARCH 31, 2008         10.60             .38          1.19            1.57              (.38)             --            (.38)
   March 31, 2007         10.50             .38           .10             .48              (.38)             --            (.38)
   March 31, 2006         11.07             .40          (.58)           (.18)             (.39)             --            (.39)
   March 31, 2005         11.05             .39           .02             .41              (.39)             --            (.39)
   March 31, 2004*        11.05              --            --              --                --              --              --

GOVERNMENT LONG BOND 1.2X STRATEGY FUND C-CLASS
   MARCH 31, 2008         10.59             .30          1.18            1.48              (.30)             --            (.30)
   March 31, 2007         10.50             .31           .08             .39              (.30)             --            (.30)
   March 31, 2006         11.07             .31          (.57)           (.26)             (.31)             --            (.31)
   March 31, 2005         11.05             .31           .02             .33              (.31)             --            (.31)
   March 31, 2004         10.97             .30           .08             .38              (.30)             --            (.30)

INVERSE GOVERNMENT LONG BOND STRATEGY FUND A-CLASS
   MARCH 31, 2008         19.16             .44         (2.37)          (1.93)             (.66)             --            (.66)
   March 31, 2007         19.52            (.14)          .41             .27              (.63)             --            (.63)
   March 31, 2006         18.84            (.12)          .80             .68                --              --              --
   March 31, 2005         19.71            (.13)         (.74)           (.87)               --              --              --
   March 31, 2004*        19.71              --            --              --                --              --              --

INVERSE GOVERNMENT LONG BOND STRATEGY FUND C-CLASS
   MARCH 31, 2008         18.26             .29         (2.24)          (1.95)             (.66)             --            (.66)
   March 31, 2007         18.78            (.27)          .38             .11              (.63)             --            (.63)
   March 31, 2006         18.25            (.25)          .78             .53                --              --              --
   March 31, 2005         19.24            (.27)         (.72)           (.99)               --              --              --
   March 31, 2004         20.88            (.29)        (1.35)          (1.64)               --              --              --

* SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004 -- GOVERNMENT LONG BOND 1.2X STRATEGY FUND A-CLASS AND INVERSE GOVERMENT LONG BOND STRATEGY FUND A-CLASS; FEBRUARY 22, 2008 -- JAPAN 2X STRATEGY FUND A-CLASS AND C-CLASS.

**       ANNUALIZED

+        CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

<        EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR
         ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

@ OPERATING EXPENSES EXCLUDE INTEREST EXPENSE FROM SECURITIES SOLD SHORT AND SWAP EXPENSE.

@        LESS THAN $.01 PER SHARE.

                                                                  PROSPECTUS 125

                                                            RATIOS TO
                                                       AVERAGE NET ASSETS:
                                      --------------------------------------------------
     NET         NET                                                          COMBINED               NET ASSETS,
  INCREASE       ASSET                                            NET            NET                   END OF
(DECREASE) IN    VALUE,     TOTAL                              INVESTMENT     INVESTMENT   PORTFOLIO    PERIOD
  NET ASSET      END OF   INVESTMENT    TOTAL     OPERATING      INCOME         INCOME      TURNOVER   (000'S
   VALUE        PERIOD     RETURN++   EXPENSES&   EXPENSES @     (LOSS)        (LOSS)-       RATE      OMITTED)
-------------   -------   ----------  ---------   ----------   ----------     ----------   ---------  -----------
$    .12        $ 25.12       0.48%     1.25%**     1.25%**     (0.12)%**        --            --      $    636

     .10          25.10       0.40%     2.21%**     2.21%**     (0.74)%**        --            --           240

    1.19          11.79      15.13%     1.22%       1.22%        3.44%           --         1,142%       20,374
     .10          10.60       4.71%     1.22%       1.22%        3.64%           --         1,357%       11,460
    (.57)         10.50      (1.88)%    1.17%       1.17%        3.45%           --         1,451%        1,503
     .02          11.07       3.86%     1.15%       1.15%        3.63%           --           737%        1,703
      --          11.05       0.00%     0.00%**<    0.00%**<     0.00%**         --         1,143%            1

    1.18          11.77      14.20%     1.98%       1.98%        2.80%           --         1,142%        6,239
     .09          10.59       3.84%     1.96%       1.96%        2.93%           --         1,357%       15,640
    (.57)         10.50      (2.61)%    1.93%       1.93%        2.69%           --         1,451%        7,293
     .02          11.07       3.10%     1.92%       1.92%        2.86%           --           737%       11,005
     .08          11.05       3.59%     1.96%       1.96%        2.85%           --         1,143%        3,828

   (2.59)         16.57     (10.25)%    3.86%       1.65%        2.37%           --           550%       37,256
    (.36)         19.16       1.47%     5.22%       1.61%        3.43%           --           192%       69,606
     .68          19.52       3.61%     4.91%       1.58%       (0.65)%        0.53%          179%      124,679
    (.87)         18.84      (4.41)%    5.35%       1.56%       (0.64)%        1.29%          101%      177,178
      --          19.71       0.00%     0.00%**<    0.00%**<     0.00%**      (3.39)%**       187%        5,057

   (2.61)         15.65     (10.87)%    4.44%       2.40%        1.62%           --           550%      124,572
    (.52)         18.26       0.67%     5.97%       2.36%        2.68%           --           192%      213,175
     .53          18.78       2.90%     5.66%       2.33%       (1.40)%       (0.22)%         179%      533,862
    (.99)         18.25      (5.15)%    6.11%       2.32%       (1.40)%        0.53%          101%      893,249
   (1.64)         19.24      (7.85)%    6.57%       2.38%       (1.45)%       (4.84)%         187%      489,918

      PRIOR TO APRIL 1, 2007, THE INVERSE GOVERNMENT LONG BOND STRATEGY FUND OPERATED UNDER A MASTER-FEEDER STRUCTURE.

- RATIOS REPRESENT COMBINED NET INVESTMENT INCOME OF THE FORMER MASTER PORTFOLIO AND THE FUND. RATIOS SHOWN UNDER THE CAPTION "NET INVESTMENT INCOME (LOSS)" FOR THE YEAR ENDED MARCH 31, 2006 AND PRECEDING PERIODS DID NOT REFLECT THE NET INVESTMENT INCOME OF THE FORMER MASTER PORTFOLIO. THIS HAS NO EFFECT ON THE FUND'S NET ASSET VALUE, PER SHARE VALUE OR TOTAL INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS DURING ANY PERIOD.

& EXPENSE RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING FORMER MASTER PORTFOLIO FOR THE YEAR ENDED MARCH 31, 2007 AND PRECEDING PERIODS.

126

                                                 NET REALIZED     NET INCREASE
                      NET ASSET         NET          AND           (DECREASE)       DISTRIBUTIONS    DISTRIBUTIONS
                        VALUE,      INVESTMENT    UNREALIZED      IN NET ASSET        FROM NET         FROM NET
                      BEGINNING       INCOME    GAINS (LOSSES)   VALUE RESULTING     INVESTMENT        REALIZED          TOTAL
YEAR ENDED            OF  PERIOD     (LOSS)+    ON INVESTMENTS   FROM OPERATIONS       INCOME           GAINS        DISTRIBUTIONS
----------           -----------    ---------   --------------  ----------------    --------------   -------------   -------------
HIGH YIELD STRATEGY FUND A-CLASS
   MARCH 31, 2008*     $ 25.00        $  .69      $    (1.31)     $       (.62)       $   (.07)        $   --          $  (.07)

HIGH YIELD STRATEGY   FUND C-CLASS
   MARCH 31, 2008*       25.00           .46           (1.27)             (.81)           (.07)            --             (.07)

INVERSE HIGH YIELD STRATEGY FUND A-CLASS
   MARCH 31, 2008*       50.00           .54             .72              1.26              --             --               --

INVERSE HIGH YIELD   STRATEGY FUND C-CLASS
   MARCH 31, 2008*       50.00          (.62)           1.68              1.06              --             --               --

U.S. GOVERNMENT MONEY MARKET FUND A-CLASS
   MARCH 31, 2008         1.00           .03              --               .03            (.03)            --             (.03)
   March 31, 2007         1.00           .04              --               .04            (.04)            --             (.04)
   March 31, 2006         1.00           .03              --               .03            (.03)            --             (.03)
   March 31, 2005         1.00           .01              --               .01            (.01)            --             (.01)
   March 31, 2004*        1.00            --              --                --              --             --               --

U.S. GOVERNMENT MONEY MARKET FUND C-CLASS
   March 31, 2008         1.00           .03              --               .03            (.03)            --             (.03)
   March 31, 2007         1.00           .03              --               .03            (.03)            --             (.03)
   March 31, 2006         1.00           .02              --               .02            (.02)            --             (.02)
   March 31, 2005         1.00            --@             --                --@            (--)@           --              (--)@
   March 31, 2004         1.00            --@             --                --@            (--)@           --              (--)@

* SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004 -- U.S. GOVERMENT MONEY MARKET FUND A-CLASS; APRIL 16, 2007 -- HIGH YIELD STRATEGY FUND A-CLASS, C-CLASS AND H-CLASS AND INVERSE HIGH YIELD STRATEGY FUND A-CLASS AND C-CLASS.

**   ANNUALIZED.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

<    EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE
     DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

@    LESS THAN $.01 PER SHARE.

                                                                  PROSPECTUS 127

                                                      RATIOS TO
                                                 AVERAGE NET ASSETS:
     NET          NET                    ------------------------------------                   NET ASSETS,
  INCREASE       ASSET                                                NET                          END OF
(DECREASE)IN     VALUE,       TOTAL                                INVESTMENT       PORTFOLIO      PERIOD
 NET ASSET      END OF     INVESTMENT     TOTAL         NET          INCOME         TURNOVER       (000'S
   VALUE        PERIOD      RETURN++     EXPENSES     EXPENSES       (LOSS)           RATE        OMITTED)
------------   ---------   ----------    --------     --------     ----------       ---------   ------------
$       (.69)  $   24.31       (2.49)%       1.50%**      1.50%**        2.79%**           --   $     10,530

        (.88)      24.12       (3.25)%       2.22%**      2.22%**        1.90%**           --          1,001

        1.26       51.26         2.52%       1.52%**      1.52%**        1.09%**           --          1,673

        1.06       51.06         2.12%       2.26%**      2.26%**      (1.25)%**           --          2,958

          --        1.00         3.51%       1.18%        1.18%          3.45%             --         21,174
          --        1.00         4.01%       1.17%        1.17%          3.97%             --         18,779
          --        1.00         2.51%       1.15%        1.15%          2.66%             --         14,324
          --        1.00         0.59%       1.10%        1.10%          0.93%             --          7,335
          --        1.00         0.00%       0.00%**<     0.00%**<       0.00%**           --              1

          --        1.00         2.74%       1.93%        1.93%          2.69%             --        121,436
          --        1.00         3.24%       1.92%        1.92%          3.20%             --        120,415
          --        1.00         1.76%       1.89%        1.89%          1.72%             --        131,045
          --        1.00         0.19%       1.87%        1.51%          0.19%             --        155,668
          --        1.00         0.01%       1.90%        1.08%          0.01%             --        131,704

128


INDEX PUBLISHERS INFORMATION

STANDARD & POOR'S

STANDARD & POOR'S DOES NOT SPONSOR, ENDORSE, SELL OR PROMOTE THE FUNDS AND MAKES NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC, REGARDING:

     -    THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

     -    THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

     - THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

     - THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

     - THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, S&P DOES NOT:

     -    RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER SECURITIES;

     - HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS, INCLUDING CALCULATION OF NAV;

     - HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

     - CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

     - WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

     - WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

"STANDARD & POOR'S(R)," "S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500" AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX INVESTMENTS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

DOW JONES

DOW JONES, DOW JONES INDUSTRIAL AVERAGE(SM), DJIA(SM), OR OTHER RELEVANT MARKS/ NAMES OF THE INDEX ARE SERVICE MARKS OF DOW JONES & COMPANY, INC.

                                                                  PROSPECTUS 129

DOW JONES HAS NO RELATIONSHIP TO THE RYDEX FUNDS, OTHER THAN THE LICENSING OF THE DOW JONES INDUSTRIAL AVERAGE (DJIA) AND ITS SERVICE MARKS FOR USE IN CONNECTION WITH THE FUNDS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY DOW JONES AND DOW JONES MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

NIKKEI INC.

NIKKEI INC. ("NIKKEI") DOES NOT SPONSOR, ENDORSE, SELL OR PROMOTE ANY RYDEX FUND AND MAKES NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE JAPAN 2X STRATEGY FUND, OR ANY MEMBERS OF THE PUBLIC, REGARDING:

     -    THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

     -    THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

     - THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDEX OR ANY DATA INCLUDED THEREIN;

     - THE RESULTS TO BE OBTAINED BY THE JAPAN 2X STRATEGY FUND, THE INVESTORS IN THE JAPAN 2X STRATEGY FUND, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDEX OR DATA INCLUDED THEREIN; AND

     - THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN.

     FURTHER, NIKKEI DOES NOT:

     - RECOMMEND THAT ANY PERSON INVEST IN THE JAPAN 2X STRATEGY FUND OR ANY OTHER SECURITIES;

     - HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE JAPAN 2X STRATEGY FUND;

     - HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE JAPAN 2X STRATEGY FUND;

     - CONSIDER THE NEEDS OF THE JAPAN 2X STRATEGY FUND OR THE INVESTORS IN THE JAPAN 2X STRATEGY FUND IN DETERMINING, COMPOSING OR CALCULATING THE INDEX OR HAS ANY OBLIGATION TO DO SO;

     - HAVE ANY LIABILITY IN CONNECTION WITH THE JAPAN 2X STRATEGY FUND OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEX OR THE RELATED DATA;

     - HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NIKKEI KNOWS THAT THEY MIGHT OCCUR.

130

THE NASDAQ OMX GROUP, INC.

THE NASDAQ-100(R) AND INVERSE NASDAQ-100(R) STRATEGY FUNDS (THE "RYDEX NASDAQ FUNDS") ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY THE NASDAQ OMX GROUP, INC. OR ITS AFFILIATES (NASDAQ OMX, WITH ITS AFFILIATES, ARE REFERRED TO AS THE "CORPORATIONS"). THE CORPORATIONS HAVE NOT PASSED ON THE LEGALITY OR SUITABILITY OF, OR THE ACCURACY OR ADEQUACY OF DESCRIPTIONS AND DISCLOSURES RELATING TO, THE RYDEX NASDAQ FUNDS. THE CORPORATIONS MAKE NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED TO THE OWNERS OF THE RYDEX NASDAQ FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE RYDEX NASDAQ FUNDS PARTICULARLY, OR THE ABILITY OF THE NASDAQ-100 Index(R) TO TRACK GENERAL STOCK MARKET PERFORMANCE. THE CORPORATIONS' ONLY RELATIONSHIP TO RYDEX INVESTMENTS ("LICENSEE") IS IN THE LICENSING OF THE NASDAQ(R), NASDAQ-100(R), AND NASDAQ-100 INDEX(R) REGISTERED TRADEMARKS, AND CERTAIN TRADE NAMES OF THE CORPORATIONS AND THE USE OF THE NASDAQ-100 INDEX(R) WHICH IS DETERMINED, COMPOSED AND CALCULATED BY THE CORPORATIONS WITHOUT REGARD TO LICENSEE OR THE RYDEX NASDAQ FUNDS. THE CORPORATIONS HAVE NO OBLIGATION TO TAKE THE NEEDS OF THE LICENSEE OR THE OWNERS OF THE RYDEX NASDAQ FUNDS INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE NASDAQ-100 INDEX(R). THE CORPORATIONS ARE NOT RESPONSIBLE FOR AND HAVE NOT PARTICIPATED IN THE DETERMINIATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE RYDEX NASDAQ FUNDS TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE RYDEX NASDAQ FUNDS ARE TO BE CONVERTED INTO CASH. THE CORPORATIONS HAVE NO LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE RYDEX NASDAQ FUNDS.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE RYDEX NASDAQ FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF SUCH DAMAGES.

                                                                  PROSPECTUS 131

FRANK RUSSELL COMPANY ("RUSSELL")

THE RUSSELL 2000(R) 1.5X STRATEGY, RUSSELL 2000(R) AND INVERSE RUSSELL 2000(R) STRATEGY FUNDS (THE "RYDEX RUSSELL FUNDS") ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY RUSSELL. RUSSELL MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE RYDEX RUSSELL FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE RYDEX RUSSELL FUNDS PARTICULARLY OR THE ABILITY OF THE RUSSELL 2000(R) INDEX TO TRACK GENERAL STOCK MARKET PERFORMANCE OR A SEGMENT OF THE SAME. RUSSELL'S PUBLICATION OF THE RUSSELL 2000(R) INDEX IN NO WAY SUGGESTS OR IMPLIES AN OPINION BY RUSSELL AS TO THE ADVISABILITY OF INVESTMENT IN ANY OR ALL OF THE SECURITIES UPON WHICH THE RUSSELL 2000(R) INDEX IS BASED. RUSSELL'S ONLY RELATIONSHIP TO THE TRUST IS THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES OF RUSSELL AND OF THE RUSSELL 2000(R) INDEX WHICH IS DETERMINED, COMPOSED AND CALCULATED BY RUSSELL WITHOUT REGARD TO THE TRUST OR THE FUNDS. RUSSELL IS NOT RESPONSIBLE FOR AND HAS NOT REVIEWED THE RYDEX RUSSELL FUNDS NOR ANY ASSOCIATED LITERATURE OR PUBLICATIONS AND RUSSELL MAKES NO REPRESENTATION OR WARRANTY EXPRESS OR IMPLIED AS TO THEIR ACCURACY OR COMPLETENESS, OR OTHERWISE. RUSSELL RESERVES THE RIGHT, AT ANY TIME AND WITHOUT NOTICE, TO ALTER, AMEND, TERMINATE OR IN ANY WAY CHANGE THE RUSSELL 2000(R) INDEX. RUSSELL HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE RYDEX RUSSELL FUNDS.

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, INVESTORS, OWNERS OF THE RYDEX RUSSELL FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF DAMAGES.


MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

132


ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED AUGUST 1, 2008. THE SAI HAS BEEN FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE U.S. SECURITIES AND EXCHANGE COMMISSION MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE U.S. SECURITIES AND EXCHANGE COMMISSION PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE U.S. SECURITIES AND EXCHANGE COMMISSION BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO:
U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE U.S. SECURITIES AND EXCHANGE COMMISSION AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.


YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUNDS OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S U.S. SECURITIES AND EXCHANGE COMMISSION REGISTRATION NUMBER IS 811-07584.

                                                                  PROSPECTUS 133
THIS PAGE INTENTIONALLY LEFT BLANK.

(RYDEXINVESTMENTS LOGO)

     Essential for modern markets(R)

     9601 Blackwell Road - Suite 500 - Rockville,  MD 20850
     800.820.0888 - www.rydexinvestments.com

     RSFAC-1-0808x0809

                                                              RYDEX SERIES FUNDS

                                        H-CLASS SHARES PROSPECTUS AUGUST 1, 2008

                                                            DOMESTIC EQUITY FUND

                                                                 SECTOR ROTATION


                                                       INTERNATIONAL EQUITY FUND
                                                     INTERNATIONAL ROTATION FUND

                                                    ALTERNATIVE INVESTMENT FUNDS
                                                      ABSOLUTE RETURN STRATEGIES
                                               ALTERNATIVE STRATEGIES ALLOCATION
                                                            COMMODITIES STRATEGY
                                                                   HEDGED EQUITY
                                                                     REAL ESTATE
                                                STRENGTHENING DOLLAR 2x STRATEGY
                                                    WEAKENING DOLLAR 2x STRATEGY


                                                         [RYDEXINVESTMENTS LOGO]

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

DOMESTIC EQUITY FUND
  SECTOR ROTATION FUND ...........................    3
INTERNATIONAL EQUITY FUND
  INTERNATIONAL ROTATION FUND ....................    4
ALTERNATIVE INVESTMENT FUNDS
  ABSOLUTE RETURN STRATEGIES FUND ................    6
  ALTERNATIVE STRATEGIES ALLOCATION FUND .........    9
  COMMODITIES STRATEGY FUND ......................   13
  HEDGED EQUITY FUND .............................   15
  REAL ESTATE FUND ...............................   17
  STRENGTHENING DOLLAR 2X STRATEGY FUND ..........   18
  WEAKENING DOLLAR 2X STRATEGY FUND ..............   20
PRINCIPAL RISKS OF INVESTING IN THE FUNDS ........   22
DESCRIPTIONS OF PRINCIPAL RISKS ..................   24
FUND PERFORMANCE .................................   40
FUND FEES AND EXPENSES ...........................   49
MORE INFORMATION ABOUT THE FUNDS .................   52
BENCHMARKS AND INVESTMENT METHODOLOGY ............   52
SHAREHOLDER INFORMATION ..........................   62
TRANSACTION INFORMATION ..........................   63
BUYING FUND SHARES ...............................   66
SELLING FUND SHARES ..............................   71
EXCHANGING FUND SHARES ...........................   73
RYDEX ACCOUNT POLICIES ...........................   75
DISTRIBUTION AND SHAREHOLDER SERVICES ............   81
DIVIDENDS AND DISTRIBUTIONS ......................   82
TAX INFORMATION ..................................   82
MANAGEMENT OF THE FUNDS ..........................   84
FINANCIAL HIGHLIGHTS .............................   89
INDEX PUBLISHERS INFORMATION .....................   93
ADDITIONAL INFORMATION ...........................   94

                                                                    PROSPECTUS 1

                               RYDEX SERIES FUNDS

                                 H-CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 - 301.296.5100 - WWW.RYDEXINVESTMENTS.COM

DOMESTIC EQUITY FUND

INTERNATIONAL EQUITY FUND

ALTERNATIVE INVESTMENT FUNDS


Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds). This Prospectus describes the following funds (the "Funds"), which are grouped into the following categories:

DOMESTIC EQUITY FUND - Sector Rotation Fund

INTERNATIONAL EQUITY FUND - International Rotation Fund

ALTERNATIVE INVESTMENT FUNDS - Absolute Return Strategies Fund, Alternative Strategies Allocation Fund, Commodities Strategy Fund, Hedged Equity Fund, Real Estate Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund

The Funds are advised by PADCO Advisors, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor"). In addition, the International Rotation Fund is sub-advised by Valu-Trac Investment Management Limited ("Valu-Trac" or the "Sub-Advisor").

H-Class Shares of the Funds are sold principally to clients of professional money managers ("financial intermediaries") and to investors who take part in certain asset allocation investment programs. Investors may exchange shares of the Funds through their financial intermediary or directly through the Rydex web site - www.rydexinvestments.com - or over the phone. UNLIKE MOST OTHER RYDEX FUNDS, THE SECTOR ROTATION FUND, INTERNATIONAL ROTATION FUND, ABSOLUTE RETURN STRATEGIES FUND, ALTERNATIVE STRATEGIES ALLOCATION FUND, COMMODITIES STRATEGY FUND AND HEDGED EQUITY FUND ARE INTENDED FOR LONG-TERM INVESTMENT PURPOSES ONLY, AND ARE NOT SUITABLE FOR PURCHASE BY ACTIVE INVESTORS.

2

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

      -     MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

      -     ARE NOT FEDERALLY INSURED

      -     ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

      -     ARE NOT BANK DEPOSITS

      -     ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

                                                                    PROSPECTUS 3

SECTOR ROTATION FUND

H-CLASS (RYSRX)

FUND OBJECTIVE


The Sector Rotation Fund seeks long-term capital appreciation. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Sector Rotation Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty-three different industries based on several measures of momentum including price momentum. The Fund then invests in the common stock of the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, including small, mid, and large-capitalization securities, such as U.S. traded common stocks and American Depositary Receipts, but may also invest in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities of companies included in the different sectors or industries that the Fund is seeking exposure to. The Fund may also enter into short sales. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Sector Rotation Fund is subject to a number of risks that may affect the value of its shares, including:


      -     Counterparty Credit Risk

      -     Depositary Receipt Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Foreign Issuer Exposure Risk

      -     Large-Capitalization Securities Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Portfolio Turnover Risk

      -     Short Sales Risk

      -     Small-Capitalization and Mid-Capitalization Securities Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 24 for a discussion of each of the principal risks that apply to the Fund.

4

INTERNATIONAL ROTATION FUND

H-CLASS (RYFHX)

FUND OBJECTIVE

The International Rotation Fund seeks long term capital appreciation. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The International Rotation Fund seeks to achieve its investment objective by investing in exchange-traded funds, some of which may be affiliated with the Fund, and other financial instruments that: (1) provide exposure to, or closely correlate with, the performance of certain foreign countries included in the MSCI World ex-US Index (the "Index") and (2) have the potential to generate returns, before fees and expenses, in excess to those of the Index. The Index is designed to measure global developed market equity performance, and currently includes securities from the following 22 developed market countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. In addition to exchange-traded funds, the Fund will invest in financial instruments, which primarily consist of swap agreements, futures contracts, and options on securities and currencies, futures contracts, and stock indices, to gain exposure to selected countries included in the Index and to attempt to manage risk associated with such exposure. The Fund also intends to engage in short sales and other similar transactions that provide inverse exposure. The Fund, at times, may also hold U.S. government securities or cash equivalents, such as money market instruments. The percentage of the Fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of Fund shares. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Sub-Advisor selects a set of factors that it believes are indicative of the future value and growth of developed market countries and their respective currencies. The factors are then incorporated into an investment model developed by the Sub-Advisor to produce a ranking of those countries included in the Index that demonstrate the greatest potential for return, as well as the asset allocation among those countries that provides the best opportunity to capture the desired risk and return profile. Based on the results of the model, the Advisor reallocates the Fund's investments to gain exposure to a minimum of 6 and a maximum of 15 of those countries that demonstrate the greatest potential for return, while also managing risk, as predicted by the model. As a result, the Fund's exposure to the countries included in the Index will rotate periodically

                                                                    PROSPECTUS 5

depending on the rankings and allocations generated by the model. For more information see "Advisor's Investment Methodology."

PRINCIPAL RISKS

The International Rotation Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Currency Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Foreign Issuer Exposure Risk

      -     Investment in Investment Companies Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Portfolio Turnover Risk

      -     Short Sales Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 24 for a discussion of each of the principal risks that apply to the Fund.

6

ABSOLUTE RETURN STRATEGIES FUND

H-CLASS (RYMSX)

FUND OBJECTIVE


The Absolute Return Strategies Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe. The secondary objective is to achieve these returns with low correlation to, and less volatility than, equity indices. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Absolute Return Strategies Fund pursues multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds, including strategies sometimes referred to as absolute return strategies. In particular, the Fund will pursue those investment strategies that may be replicated through proprietary quantitative style analysis. These investment strategies include, but are not limited to, those described below.


LONG/SHORT EQUITY - Pursuant to a long/short equity investment strategy, portfolio managers seek to profit from investing on both the long and short sides of equity markets. The Advisor seeks to execute this investment strategy by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral value, market neutral capitalization, market neutral growth and market neutral momentum.

EQUITY MARKET NEUTRAL - Pursuant to an equity market neutral investment strategy, portfolio managers seek to profit from exploiting pricing relationships between different equities or related securities while typically hedging exposure to overall equity market movements. The Advisor seeks to execute this strategy by creating portfolios that may include, but are not limited to, one or more of the following directional and/or non-directional positions: market neutral value, market neutral capitalization, market neutral growth, market neutral momentum and market neutral illiquidity premiums.

FIXED INCOME ARBITRAGE - Pursuant to a fixed income arbitrage investment strategy, portfolio managers seek to profit from relationships between different fixed income securities or fixed income and equity securities; leveraging long and short positions in securities that are related mathematically or economically. The Advisor seeks to execute this strategy by creating portfolios that may include, but are not limited to, one or more of the following directional and/or non-directional positions: long fixed income, duration neutral default spreads and convertible arbitrage.

                                                                    PROSPECTUS 7

MERGER ARBITRAGE - Pursuant to a merger arbitrage investment strategy, portfolio managers invest simultaneously in long and short positions in both companies involved in a merger or acquisition. Risk arbitrageurs typically invest in long positions in the stock of the company to be acquired and short the stock of the acquiring company. The Advisor seeks to execute this investment strategy by creating a portfolio consisting primarily of instruments that provide exposure to merger arbitrage spreads.

GLOBAL MACRO - Pursuant to a global macro strategy, portfolio managers seek to profit from changes in currencies, commodity prices, and market volatility. The Advisor seeks to execute this strategy by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: directional currency trades, directional commodity trades, currency spread trades, and volatility arbitrage spread trades.

Each of these investment strategies may incorporate one or more directional and/or non-directional positions. In general, directional positions seek to benefit from market movement in one direction or the other. In contrast, non-directional positions seek to benefit from both upward and downward movement in one or more markets. The Fund will predominately have a long exposure to directional and non-directional positions. However, there may be times that the Fund will have a short exposure to directional and/or non-directional positions. For more information about directional and non-directional positions, see "Advisor's Investment Methodology."

The Fund may use moderate leverage subject to internally imposed investment constraints designed to limit the amount of loss resulting from such leverage. The Fund's use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate hedge fund portfolio characteristics as well as providing risk diversification.


The Fund may be long or short in a broad mix of financial assets including small, mid, and large-capitalization U.S. and foreign common stocks, currencies, commodities, futures, options, swap agreements, high yield securities, securities of other investment companies, American Depositary Receipts, exchange-traded funds, and corporate debt. The Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

8

PRINCIPAL RISKS

The Absolute Return Strategies Fund is subject to a number of risks that may affect the value of its shares, including:


      -     Counterparty Credit Risk

      -     Currency Risk

      -     Depositary Receipt Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Fixed Income Risk

      -     High Yield Risk

      -     Investment in Investment Companies Risk

      -     Large-Capitalization Securities Risk

      -     Leveraging Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Portfolio Turnover Risk

      -     Short Sales Risk

      -     Small-Capitalization and Mid-Capitalization Securities Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 24 for a discussion of each of the principal risks that apply to the Fund.

                                                                   PROSPECTUS 9

ALTERNATIVE STRATEGIES ALLOCATION FUND
H-CLASS (RYFOX)

FUND OBJECTIVE

The Alternative Strategies Allocation Fund seeks to deliver a return that has a low correlation to the returns of traditional stock and bond asset classes as well as provide capital appreciation. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to achieve its objective by investing principally in a diversified portfolio of affiliated and un-affiliated funds (the "underlying funds") that rep resent alternative and non-traditional asset classes and/or strategies in an attempt to deliver low correlation to traditional stock and bond asset classes and long-term positive returns. In managing the Fund, the Advisor will apply a proprietary asset allocation methodology that principally allocates assets among underlying funds that emphasize alternative or non-traditional asset classes or investment strategies (I.E., absolute return, commodities, currency arbitrage, global macro, managed futures and real estate) according to the degree of risk associated with each underlying fund given the market conditions in existence at the time of allocation.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds all of which (except for the Rydex Series Funds Managed Futures Strategy Fund and the PowerShares DB G10 Currency Harvest Fund) are described in more detail in this Prospectus. Please note that the Advisor may change the Fund's asset class allocation and/or strategy allocation, the underlying funds, or weightings without shareholder notice). The Fund may generally invest in each underlying fund without limitation in a manner consistent with the Fund's qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended.

      UNDERLYING FUNDS:

      RYDEX FUNDS (AFFILIATED UNDERLYING FUNDS)

            Rydex Series Funds Absolute Return Strategies Fund

            Rydex Series Funds Commodities Strategy Fund

            Rydex Series Funds Managed Futures Strategy Fund

            Rydex Series Funds Real Estate Fund

      UN-AFFILIATED UNDERLYING FUNDS

            PowerShares DB G10 Currency Harvest Fund

Because the Rydex Series Funds Managed Futures Strategy Fund and the PowerShares DB G10 Currency Harvest Fund are not described in this

10

Prospectus, a description is provided below. The summaries are qualified in their entirety by reference to the prospectus and statement of additional information of the Rydex Series Funds Managed Futures Strategy Fund and PowerShares DB G10 Currency Harvest Fund, respectively, which may be obtained by visiting the U.S. Securities and Exchange Commission's website at www.sec.gov. You may also obtain the Rydex Series Funds Managed Futures Strategy Fund prospectus and statement of additional information by calling Rydex Client Services at 800.820.0888 or 301.296.5406, or visiting www.rydexinvestments.com.

MANAGED FUTURES STRATEGY FUND - The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a specific benchmark for measuring trends in the commodity and financial futures markets. The Fund will invest substantially all of its net assets in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the underlying benchmark. The Fund's current benchmark is the Standard & Poor's Diversified Trends Indicator(R) (the "underlying benchmark" or the "S&P DTI"). The S&P DTI does not intend to passively represent the commodities market. Instead, the S&P DTI follows a quantitative methodology to track the prices of a diversified portfolio of 24 futures contracts ("components"). The exposure of the components is divided equally (50%/50%) between tangible commodities and financials in order to increase the internal non-correlation among the components and to add liquidity to the investment. The Fund may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). It is expected that the Subsidiary will invest primarily in commodity futures, but it may also invest in financial futures, option and swap contracts, fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary's derivative positions. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of commodities markets within the limitations of the federal tax requirements that apply to the Fund.

POWERSHARES DB G10 CURRENCY HARVEST FUND - The PowerShares DB G10 Currency Harvest Fund invests its proceeds in the DB G10 Currency Harvest Master Fund. The PowerShares DB G10 Currency Harvest Fund and its Master Fund seek to track changes, whether positive or negative, in the level of the Deutsche Bank G10 Currency Future Harvest Index -- Excess Return(TM) (the "Index"), over time, plus the excess, if any, of the Master Fund's income from its holdings of United States Treasury and other high credit quality short-term fixed income securities over the expenses of the PowerShares DB G10 Currency Harvest Fund and its Master Fund.

The Index is comprised of long and short futures positions in six of the G10 currencies and is designed to reflect the return from investing on a 2:1 leveraged

                                                                   PROSPECTUS 11

basis in long and short currency positions depending on the interest rate yield associated with one of the G10 currencies. Ultimately, the Index is designed to exploit the trend that currencies associated with relatively high interest rates, on average, tend to rise in value relative to currencies associated with relatively low interest rates. The G10 currencies include: U.S. Dollars, Euros, Japanese Yen, Canadian Dollars, Swiss Francs, British Pounds, Australian Dollars, New Zealand Dollars, Norwegian Krone and Swedish Krona.

Neither the PowerShares DB G10 Currency Harvest Fund nor its Master Fund are considered to be investment companies as defined by the Investment Company Act of 1940. As such, neither the PowerShares DB G10 Currency Harvest Fund nor its Master Fund are subject to regulatory provisions of the Investment Company Act of 1940. Because the PowerShares DB G10 Currency Harvest Fund is an investment trust, the Fund's interests in the PowerShares DB G10 Currency Harvest Fund have none of the statutory rights normally associated with the ownership of shares of a corporation (including, for example, the right to bring derivative actions). The shares of the PowerShares DB G10 Currency Harvest Fund are registered with the U.S. Securities and Exchange Commission pursuant to the Securities Act of 1933.

Underlying funds may include affiliated mutual funds, affiliated and unaffiliated exchange-traded funds, commodity pools, and other pooled investment vehicles. The Fund may also invest in exchange-traded notes and individual securities to complement its investment in the underlying funds or to better manage cash positions.

The underlying funds will be periodically evaluated on their continued ability to deliver strong performance. To maintain the investment integrity of the Fund, alternate underlying funds may be added to obtain exposure to new alternative and non-traditional asset classes or investment strategies, to replace underperforming underlying funds, or to enhance returns.

From time to time, the portfolio managers may also evaluate the possibility of adding additional alternative and non-traditional asset class categories. A new asset class would be added if the fund managers determine that it will help the Fund meet its investment objective.

12

PRINCIPAL RISKS

The Alternative Strategies Allocation Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Commodity-Linked Derivative Investment Risk

      -     Conflicts of Interest Risk

      -     Counterparty Credit Risk

      -     Currency Risk

      -     Depositary Receipt Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Energy Sector Concentration Risk

      -     Fixed Income Risk

      -     Foreign Issuer Exposure Risk

      -     Fund of Funds Risk

      -     High Yield Risk

      -     Investment in Investment Companies Risk

      -     Leveraging Risk

      -     Liquidity Risk

      -     Market Risk

      -     Portfolio Turnover Risk

      -     Real Estate Sector Concentration Risk

      -     Short Sales Risk

      -     Small-Capitalization and Mid-Capitalization Securities Risk

      -     Tax Risk

      -     Tracking Error Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 24 for a discussion of each of the principal risks that apply to the Fund.

                                                                   PROSPECTUS 13

COMMODITIES STRATEGY FUND


H-CLASS (RYMBX)

FUND OBJECTIVE


The Commodities Strategy Fund seeks to provide investment results that correlate to the performance of a benchmark for commodities. The Fund's current benchmark is the S&P GSCITM Commodity Index. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Commodities Strategy Fund seeks exposure to the performance of the commodities markets. The Fund will seek to gain exposure to the S&P GSCITM Commodity Index by investing in exchange traded products, including investment companies and commodity pools, that provide exposure to the commodities markets and in commodity linked derivative instruments, which primarily consist of structured notes, swap agreements, commodity options, and futures and options on futures. Investing in derivative instruments enables the Fund to pursue its objective without investing directly in physical commodities. It is anticipated that the Fund's investment exposure will tend to be heavily weighted toward oil and other energy-related commodities. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund invests, to a significant extent, in companies or commodity-linked derivatives concentrated in the same economic sector.

The S&P GSCITM Commodity Index is a composite index of commodity sector returns, representing an unleveraged, long-only investment in commodity futures that is broadly diversified across the spectrum of commodities. The returns are calculated on a fully-collateralized basis with full reinvestment. The S&P GSCITM Commodity Index is significantly different than the return from buying physical commodities. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

14

PRINCIPAL RISKS

The Commodities Strategy Fund is subject to a number of risks that may affect the value of its shares, including:


      -     Commodity-Linked Derivative Investment Risk

      -     Counterparty Credit Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Energy Sector Concentration Risk

      -     Industry Concentration Risk

      -     Investment in Investment Companies Risk

      -     Investment Technique Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Portfolio Turnover Risk

      -     Tax Risk

      -     Tracking Error Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 24 for a discussion of each of the principal risks that apply to the Fund.

                                                                   PROSPECTUS 15

HEDGED EQUITY FUND

H-CLASS (RYSTX)

FUND OBJECTIVE


The Hedged Equity Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Hedged Equity Fund pursues a long/short investment strategy by employing multiple investment styles widely used by hedge funds. In particular, the Fund will pursue those long/short investment styles that may be replicated through proprietary quantitative style analysis. These long/short investment styles include, but are not limited to, those described below.


LONG/SHORT VALUE - Pursuant to a long/short value investment style, portfolio managers seek to profit from buying long or selling short equities and/or equity-related securities based on value signals. The Advisor seeks to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral value and market neutral capitalization.

LONG/SHORT GROWTH - Pursuant to a long/short growth investment style, portfolio managers seek to profit from buying long or selling short equities and/or equity-related securities based on growth signals. The Advisor seeks to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral growth and market neutral capitalization.

LONG/SHORT MOMENTUM - Pursuant to a long/short momentum investment style, portfolio managers seek to profit from buying long or selling short equities and/or equity-related securities based on price momentum signals. The Advisor attempts to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral momentum and market neutral capitalization.

COVERED CALL WRITING - Pursuant to a covered call writing investment strategy, portfolio managers seek to generate potential returns through the sale of call options covered by the holdings in the portfolio. The Advisor seeks to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity and covered call options.

16

Each of these investment styles may incorporate one or more directional and/or non-directional positions. In general, directional positions seek to benefit from market movement in one direction or the other. In contrast, non-directional positions seek to benefit from both upward and downward movement in one or more markets. The Fund will predominately have a long exposure to directional and non-directional positions. However, there may be times that the Fund will have a short exposure to directional and/or non-directional positions. For more information about directional and non-directional positions, see "Advisor's Investment Methodology."

The Fund may use moderate leverage subject to internally imposed investment constraints designed to limit the amount of loss resulting from such leverage. The Fund's use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate long/short hedge fund portfolio characteristics as well as providing risk diversification. The Fund invests in core long positions at all times and, as a result, tends to have a long market bias.


Under normal circumstances, the Fund will invest at least 80% of its net assets in long and short positions in small, mid, and large-capitalization U.S. and foreign common stocks or derivatives thereof, which primarily consist of futures, options and swap agreements, American Depositary Receipts, and securities of other investment companies. This is a non-fundamental policy that can be changed by the Fund upon 60 days' notice to shareholders. The Fund may invest its remaining assets in directional and non-directional fixed income investments. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS


The Hedged Equity Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Counterparty Credit Risk

      -     Depositary Receipt Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Fixed Income Risk

      -     Investment in Investment Companies Risk

      -     Large-Capitalization Securities Risk

      -     Leveraging Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Portfolio Turnover Risk

      -     Short Sales Risk

      -     Small-Capitalization and Mid-Capitalization Securities Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 24 for a discussion of each of the principal risks that apply to the Fund.

                                                                   PROSPECTUS 17

REAL ESTATE FUND

H-CLASS (RYHRX)

FUND OBJECTIVE


The Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts ("REITs") (collectively, "Real Estate Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


Under normal circumstances, the Real Estate Fund will invest substantially all (at least 80%) of its net assets in equity securities of Real Estate Companies that are traded in the United States. This is a non-fundamental policy that can be changed by the Fund upon 60 days' notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Real Estate Companies that have small to mid-sized capitalizations. Real Estate Companies, which also include master limited partnerships, are primarily engaged in the ownership, construction, management, financing or sale of residential, commercial or industrial real estate. Real Estate Companies may also include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Fund may also engage in futures and options transactions, and purchase American Depositary Receipts and U.S. government securities. The Fund invests in the securities of a limited number of issuers conducting business in the real estate sector and therefore may be concentrated in an industry or group of industries within the real estate sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Real Estate Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Depositary Receipt Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Industry Concentration Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Real Estate Sector Concentration Risk

      -     Small-Capitalization and Mid-Capitalization Securities Risk

      -     Trading Halt Risk


Please see "Descriptions of Principal Risks" on page 24 for a discussion of each of the principal risks that apply to the Fund.

18

STRENGTHENING DOLLAR 2X STRATEGY FUND


H-CLASS (RYSBX)

FUND OBJECTIVE


The Strengthening Dollar 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the U.S. Dollar Index(R) (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in the value of the underlying index (E.G., if the value of the underlying index goes up by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index declines, the value of the Fund's shares should decrease on a daily basis by 200% of any decrease in the value of the underlying index (E.G., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."


PRINCIPAL INVESTMENT STRATEGY


The Strengthening Dollar 2x Strategy Fund employs as its investment strategy a program of investing in leveraged derivative instruments, which primarily consist of index swaps, currency forward contracts, futures contracts, and options on securities and futures contracts. Investing in derivative instruments enables the Fund to pursue its investment objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions.

The U.S. Dollar Index(R) (USDX) provides a general indication of the international value of the U.S. Dollar. The USDX does this by calculating the weighted average of the change in six major foreign currency exchange rates (Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc) against the U.S. Dollar. The USDX is calculated continuously using foreign exchange quotes from hundreds of banks around the world. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE


The Strengthening Dollar 2x Strategy Fund is intended for investors who expect the U.S. Dollar Index(R) to go up and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the U.S. Dollar Index(R) goes down.

                                                                   PROSPECTUS 19

PRINCIPAL RISKS

The Strengthening Dollar 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:


      -     Active Trading Risk

      -     Counterparty Credit Risk

      -     Currency Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Leveraging Risk

      -     Non-Diversification Risk

      -     Status as a Regulated Investment Company Risk

      -     Tracking Error Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 24 for a discussion of each of the principal risks that apply to the Fund.

20


WEAKENING DOLLAR 2X STRATEGY FUND


H-CLASS (RYWBX)

FUND OBJECTIVE


The Weakening Dollar 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index(R) (the "underlying index"). The investment objective is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of any decrease in the value of the underlying index (E.G., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of any increase in the underlying index (E.G., if the value of the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."


PRINCIPAL INVESTMENT STRATEGY


The Weakening Dollar 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged derivative instruments, which primarily consist of index swaps, currency forward contracts, futures contracts, and options on securities and futures contracts. Engaging in short sales and investing in derivative instruments enables the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions.

The U.S. Dollar Index(R) (USDX) provides a general indication of the international value of the U.S. Dollar. The USDX does this by calculating the weighted average of the change in six major foreign currency exchange rates (Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc) against the U.S. Dollar. The USDX is calculated continuously using foreign exchange quotes from hundreds of banks around the world. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE


The Weakening Dollar 2x Strategy Fund is intended for investors who expect the U.S. Dollar Index(R) to go down and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the U.S. Dollar Index(R) goes up.

                                                                   PROSPECTUS 21

PRINCIPAL RISKS

The Weakening Dollar 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:


      -     Active Trading Risk

      -     Counterparty Credit Risk

      -     Currency Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Leveraging Risk

      -     Non-Diversification Risk

      -     Short Sales Risk

      -     Status as a Regulated Investment Company Risk

      -     Tracking Error Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 24 for a discussion of each of the principal risks that apply to the Fund.

22

PRINCIPAL RISKS OF INVESTING IN THE FUNDS


As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.

                                                                             INTER-     ABSOLUTE    ALTERNATIVE
                                                                  SECTOR    NATIONAL     RETURN     STRATEGIES
                                                                 ROTATION   ROTATION   STRATEGIES   ALLOCATION
                                                                   FUND       FUND        FUND          FUND
                                                                 --------   --------   ----------   -----------
Active Trading Risk
Commodity-Linked Derivative Investment Risk                                                              X
Conflicts of Interest Risk                                                                               X
Counterparty Credit Risk                                            X                       X            X
Currency Risk                                                                  X            X            X
Depositary Receipt Risk                                             X                       X            X
Derivatives Risk                                                    X          X            X            X
Early Closing Risk                                                  X          X            X            X
Energy Sector Concentration Risk                                                                         X
Fixed Income Risk                                                                           X            X
Foreign Issuer Exposure Risk                                        X          X                         X
Fund of Funds Risk                                                                                       X
High Yield Risk                                                                             X            X
Industry Concentration Risk
Investment in Investment Companies Risk                                        X            X            X
Investment Technique Risk
Large-Capitalization Securities Risk                                X                       X
Leveraging Risk                                                                             X            X
Liquidity Risk                                                                                           X
Market Risk                                                         X          X            X            X
Non-Diversification Risk                                            X          X            X
Portfolio Turnover Risk                                             X          X            X            X
Real Estate Sector Concentration Risk                                                                    X
Short Sales Risk                                                    X          X            X            X
Small-Capitalization and Mid-Capitalization Securities Risk         X                       X            X
Status as a Regulated Investment Company Risk
Tax Risk                                                                                                 X
Tracking Error Risk                                                                                      X
Trading Halt Risk                                                   X          X            X            X

                                                                   PROSPECTUS 23

                                                                                          STRENGTHENING WEAKENING
                                                          COMMODITIES   HEDGED    REAL      DOLLAR 2X   DOLLAR 2X
                                                            STRATEGY    EQUITY   ESTATE     STRATEGY    STRATEGY
                                                              FUND       FUND     FUND        FUND        FUND
                                                          ----------    ------   ------   ------------- ---------
Active Trading Risk                                                                X            X           X
Commodity-Linked Derivative Investment Risk                    X
Conflicts of Interest Risk
Counterparty Credit Risk                                       X          X                     X           X
Currency Risk                                                                                   X           X
Depositary Receipt Risk                                                   X        X
Derivatives Risk                                               X          X        X            X           X
Early Closing Risk                                             X          X        X            X           X
Energy Sector Concentration Risk                               X
Fixed Income Risk                                                         X
Foreign Issuer Exposure Risk
Fund of Funds Risk
High Yield Risk
Industry Concentration Risk                                    X                   X
Investment in Investment Companies Risk                        X          X
Investment Technique Risk                                      X
Large-Capitalization Securities Risk                                      X
Leveraging Risk                                                           X                     X           X
Liquidity Risk
Market Risk                                                    X          X        X
Non-Diversification Risk                                       X          X        X            X           X
Portfolio Turnover Risk                                        X          X
Real Estate Sector Concentration Risk                                              X
Short Sales Risk                                                          X                                 X
Small-Capitalization and Mid-Capitalization Securities
 Risk                                                                     X        X
Status as a Regulated Investment Company Risk                                                   X           X
Tax Risk                                                       X
Tracking Error Risk                                            X                                X           X
Trading Halt Risk                                              X          X        X            X           X

24

DESCRIPTIONS OF PRINCIPAL RISKS


ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

COMMODITY-LINKED DERIVATIVE INVESTMENT RISK - The Fund's and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds' exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Because the value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable, the value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying index, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

      INDEX-LINKED AND COMMODITY-LINKED "STRUCTURED" SECURITIES - The Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds invest in derivative instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts, or the performance of commodity indices, such as the S&P GSCITM Commodity Index. These are "commodity-linked" or "index-linked" securities. They are sometimes referred to as "structured securities" because the terms of the instrument may be structured by the issuer of the security and the purchaser of the security, such as the Fund or an underlying fund. These securities may be issued by banks, brokerage firms, insurance companies and other corporations.

      The value of these securities will rise or fall in response to changes in the underlying commodity or related index or investment. These securities expose the Fund economically to movements in commodity prices. In addition to commodity price risk, the securities also are subject to credit and interest rate risks that in general affect the values of debt securities.

                                                                   PROSPECTUS 25

      Therefore, at maturity, the Fund or an underlying fund may receive more or less principal than it originally invested. The Fund or an underlying fund might receive interest payments that are more or less than the stated coupon interest payments.

      STRUCTURED NOTE RISK - The Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds intend to invest in commodity, currency and financial-linked structured notes to a significant extent. Commodity-linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of "real assets" (I.E., assets that have tangible properties such as oil, gold and silver) that trade in the commodities markets without investing directly in physical commodities. The performance of these notes is determined by the price movement of the commodities underlying the note. Currency and financial-linked structured notes provide exposure to the investment returns of currencies and financial instruments. A highly liquid secondary market may not exist for the structured notes, and there can be no assurance that one will develop. However, on April 10, 2006, Rydex received a private letter ruling from the IRS that concluded that commodity-linked structured notes will produce qualifying income for a regulated investment company under the Internal Revenue Code of 1986, as amended. Consequently, the Advisor believes that other mutual funds may increase their investment in commodity-linked structured notes leading to the creation and maintenance of a more liquid secondary market.

CONFLICTS OF INTEREST RISK - In managing the Fund, the Advisor will have the authority to select and substitute underlying funds. The Advisor is subject to conflicts of interest in doing so and in allocating Fund assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Advisor is also responsible for managing each of the affiliated underlying funds. The Advisor is legally obligated to disregard the fees payable by underlying funds when making investment decisions. The Trustees and officers of the Fund are also Trustees and officers of the underlying funds and thus may have conflicting interests in fulfilling their fiduciary duties to both the Fund and the affiliated underlying funds.

COUNTERPARTY CREDIT RISK - The Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements, and in the case of the Commodities

26

Strategy Fund and Rydex Series Funds Managed Futures Strategy Fund, which is included in a separate prospectus, structured notes. The Fund and certain of the underlying funds will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund and affiliated underlying funds will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund or an underlying fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund and certain of the underlying funds may enter into swap agreements with a limited number of counterparties, and the Commodities Strategy Fund and Rydex Series Funds Managed Futures Strategy Fund, which is included in a separate prospectus, may invest in commodity-linked structured notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

      CREDIT DEFAULT SWAP RISK - The Absolute Return Strategies Fund may enter into credit default swap agreements. A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The Fund may be either the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a "Credit Event") or the seller of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation through either physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if the Fund invested directly in the underlying reference obligations. For example, a credit default swap may increase the Fund's credit risk because it has

                                                                   PROSPECTUS 27

      exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the Fund invests.

CURRENCY RISK - The Fund's and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds' indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Similarly, the Strengthening Dollar 2x Strategy Fund's exposure to the U.S. Dollar Index(R) subjects the Fund to the risk that foreign currencies will appreciate in value relative to the U.S. Dollar. Conversely, the Weakening Dollar 2x Strategy Fund's exposure to the U.S. Dollar Index(R) subjects the Fund to the risk that foreign currencies will depreciate in value relative to the U.S. Dollar. To the extent the U.S. Dollar Index is heavily weighted in a particular currency, the Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund will necessarily have concentrated exposures to that same currency. Currently, the Euro is the most heavily weighted of the six foreign currencies represented by the U.S. Dollar Index at approximately 58%. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund and certain of the underlying funds may incur transaction costs in connection with conversions between various currencies. The Fund and certain of the underlying funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

DEPOSITARY RECEIPT RISK - The Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds may hold the securities of non-U.S. companies in the form of American Depositary Receipts or ADRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the NYSE. The Fund or an underlying fund will primarily invest in sponsored ADRs, which are issued with the support of the issuer of the foreign stock underlying the ADRs and which carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs in the Fund's or an underlying fund's portfolio are usual-

28

ly denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund or underlying fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK - The Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds may invest a percentage of their assets in derivatives, such as futures and options contracts, to pursue their investment objectives. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund and affiliated underlying funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:


      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

                                                                   PROSPECTUS 29


      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund or an underlying fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund or an underlying fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund or an underlying fund.

The risks associated with the Fund's or an underlying fund's use of futures and options contracts include:

   - The Fund or an underlying fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

   - There may be an imperfect correlation between the changes in market value of the securities held by the Fund or an underlying fund and the prices of futures and options on futures.

   - Although the Fund or an underlying fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund or an underlying fund may be unable to close out its futures contracts at a time which is advantageous.

   - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

   - Because option premiums paid or received by the Fund or an underlying fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.


EARLY CLOSING RISK - The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

ENERGY SECTOR CONCENTRATION RISK - The risk that energy sector commodities that the Commodities Strategy Fund purchases will underperform the

30

market as a whole either by declining in value or failing to perform as well. To the extent that the Fund's and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds' investments are concentrated in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of energy sector commodities may fluctuate widely due to changes in value, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

FIXED INCOME RISK - The Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds may invest in fixed income securities or related instruments. The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

FOREIGN ISSUER EXPOSURE RISK - The Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets

                                                                   PROSPECTUS 31

generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund or an underlying fund.

FUND OF FUNDS RISK - The Fund is subject to fund of funds risk. By investing in the underlying funds indirectly through the Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds. In order to minimize these expenses, the Fund intends to invest in the class of shares of each underlying fund with the lowest shareholder fees and net fund operating expenses.

In addition, an underlying fund may buy the same securities that another underlying fund sells. If this happens, an investor in the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. Also, the Fund investor may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund's transactions in shares of the underlying funds. In addition, certain of the underlying funds may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style. Because the Fund invests most of its assets in underlying Rydex Funds, the Fund's investment performance is directly related to the performance of those underlying funds. The performance of those underlying funds, in turn, depends upon the performance of the securities in which they invest.

HIGH YIELD RISK - The Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"). High yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer's continuing ability to make principal and interest payments. The value of these securities often fluc-

32

tuates in response to company, political, or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the ability of the Fund or an underlying fund to sell these securities (liquidity risk). These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. If the issuer of a security is in default with respect to interest or principal payments, the Fund or an underlying fund may lose its entire investment.

INDUSTRY CONCENTRATION RISK - With the exception of the Commodities Strategy and Real Estate Funds none of the Funds will invest 25% or more of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries. The Real Estate Fund invests in the securities of a limited number of issuers conducting business in the real estate market sector and therefore may be concentrated in an industry or group of industries within the sector. Similarly, the Commodities Strategy Fund invests, to a significant extent, in commodities or commodity-linked derivatives concentrated in the same economic sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

INVESTMENT IN INVESTMENT COMPANIES RISK - The Fund may purchase shares of investment companies, such as exchange-traded funds, unit investment trusts, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. The Alternative Strategies Allocation Fund, in particular, will regularly invest in other investment companies, including the underlying funds, some of which may also invest in investment companies, and exchange-traded funds or ETFs. When the Fund invests in an investment company, including affiliated underlying funds, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. For example, if an underlying fund sells the same securities another underlying fund is purchasing, an investor in the Alternative Strategies Allocation Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. Similarly, an investor in the Alternative Strategies Allocation Fund may receive taxable gains as a result of the underlying funds' portfolio transactions in addition to the taxable gains attributable to the Alternative Strategies Allocation Fund's transactions in shares of the underlying funds. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the

                                                                   PROSPECTUS 33

Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an exchange-traded fund are traded at market prices, which may vary from the net asset value of its underlying investments. Also, the lack of liquidity in an exchange-traded fund can contribute to the increased volatility of its value in comparison to the value of the underlying portfolio securities. The Fund and the underlying funds may invest in investment companies and other pooled investment vehicles that are not registered pursuant to the Investment Company Act of 1940, and therefore, not subject to the regulatory scheme of the Investment Company Act of 1940.

The International Rotation Fund, Alternative Strategies Allocation Fund, and Commodities Strategy Fund may invest to a significant extent in shares of exchange-traded funds to gain exposure to their respective underlying indices. Exchange-traded funds are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an exchange-traded fund are traded on an exchange (such as the NYSE, AMEX, or NASDAQ), large blocks of shares of exchange-traded funds are redeemable at net asset value. This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of exchange-traded funds being at or near the net asset value of the exchange-traded fund's underlying investments.

INVESTMENT TECHNIQUE RISK - The Fund may use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities underlying Fund's derivative investments, including: 1) the risk that an instrument is temporarily mispriced; 2) credit or performance risk on the amount the Fund expects to receive from a counterparty; 3) the risk that security prices, interest rates and currency markets will move adversely and the Fund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; and 5) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it

34

difficult or impossible to adjust the Fund's position in a particular instrument when desired.

LARGE-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK - The Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds achieve leveraged exposure to their respective underlying indices through the use of derivative instruments. The more the Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds invest in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Leverage will cause the value of the Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities or other investments. The Fund and certain of the underlying funds will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause the Fund or an underlying fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where the Fund or an underlying fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund or an underlying fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund's or an underlying fund's investment income, resulting in greater losses. The value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index due to the fact that the Fund's investment strategies involve consistently applied leverage. Leverage will also have the effect of magnifying tracking error risk.

LIQUIDITY RISK - The Fund may invest in underlying funds that are subject to liquidity risk. Under certain circumstances, it may be difficult for an underlying fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Rydex Series Funds Managed Futures Strategy Fund may invest, trading in such instruments may be relatively inactive. In addition, during peri-

                                                                   PROSPECTUS 35

ods of reduced market liquidity or in the absence of readily available market quotations for particular investments in the Rydex Series Funds Managed Futures Strategy Fund's portfolio, the ability of the Rydex Series Funds Managed Futures Strategy Fund to assign an accurate daily value to these investments may be difficult and the Advisor may be required to fair value the investments. For additional information about fair valuation, see "Calculating NAV."

MARKET RISK - The Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities or commodities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's or an underlying fund's investments may decline in value due to factors affecting securities or commodities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund or an underlying fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's or an underlying fund's securities and other financial instruments may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Sector Rotation Fund, International Rotation Fund, Absolute Return Strategies Fund, Commodities Strategy Fund and Hedged Equity Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK - To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - The Fund's strategy and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds' strategies may frequently involve buying and selling portfolio securities to rebalance the

36

Fund's or an underlying fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund or an underlying fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

REAL ESTATE SECTOR CONCENTRATION RISK - The risk that the securities of Real Estate Companies that the Real Estate Fund purchases will underperform the market as a whole. To the extent that the Fund's and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds' investments are concentrated in Real Estate Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Real Estate Companies. Investments in Real Estate Companies may also subject the Fund to the risks associated with the direct ownership of real estate. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Also, Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while Mortgage REITs may be affected by the quality of the credit extended. In addition to these risks, REITs are dependent on specialized management skills, and some REITs may have investments in relatively few properties, in a small geographic area, or a single type of property. These factors may increase the volatility of the Fund's investments in REITs.

SHORT SALES RISK - Short sales are transactions in which the Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds sell a security they do not own. To complete the transaction, the Fund or an underlying fund must borrow the security to make delivery to the buyer. The Fund or underlying fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund or underlying fund. If the underlying security goes down in price between the time the Fund or underlying fund sells the security and buys it back, the Fund or underlying fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund or underlying fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund or underlying fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund or underlying fund must pay to the lender of the security. The Fund or underlying fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the

                                                                   PROSPECTUS 37

Fund's or underlying fund's needs for immediate cash or other liquidity. The Fund's or underlying fund's investment performance may also suffer if the Fund or underlying fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund or underlying fund to deliver the securities the Fund or underlying fund borrowed at the commencement of the short sale and the Fund or underlying fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund or underlying fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's or underlying fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund or an underlying fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund or underlying fund on the investment of the cash generated by the short sale. Similarly, when the Fund or an underlying fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's or an underlying fund's unrealized gain or reduces the Fund's or an underlying fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund or an underlying fund is obligated to pay is greater than the interest earned by the Fund or an underlying fund on investments, the performance of the Fund or an underlying fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund or an underlying fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with larger capitalizations, securities of small and medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. Small and medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

STATUS OF REGULATED INVESTMENT COMPANY RISK - The Fund may realize gains from the sale or other disposition of foreign currencies and other income

38

(including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Please see the Statement of Additional Information under "Special Considerations Applicable to the Fund" for additional discussion of this issue.

TAX RISK - As noted under "Commodity-Linked Derivative Investment Risk" above, the Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds currently gain most of their exposure to the commodities markets by entering into commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income after September 30, 2006. The Fund and affiliated underlying funds will therefore restrict their income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of their gross income.

The Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the affiliated underlying funds have received a private letter ruling from the IRS that concludes that certain commodities-linked notes held by the Fund and certain of the affiliated underlying funds will produce qualifying income for purposes of the regulated investment company qualification tests. The Advisor believes it can continue to successfully operate the Fund and affiliated underlying funds in a manner consistent with the Fund's and affiliated underlying funds current investment objectives by investing in these commodities-linked structured notes. See "Tax Information" for more information.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds' performance to match or correlate to that of the Fund's or an underlying fund's underlying index, either on a daily or aggregate basis. Factors such as Fund expenses,

                                                                   PROSPECTUS 39

imperfect correlation between the Fund's or an underlying fund's investments and those of its underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. The Commodities Strategy Fund, which seeks to track its benchmark over time, and the Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds, which seek to track their benchmarks on a daily basis, are subject to the effects of mathematical compounding which may prevent the Funds from correlating with the monthly, quarterly, annual or other period performance of their respective benchmarks. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - The Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund or an underlying fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund or an underlying fund prices its shares may limit the Fund's or an underlying fund's ability to use leverage and may prevent the Fund or underlying fund from achieving its investment objective. In such an event, the Fund or an underlying fund also may be required to use a "fair value" method to price its outstanding contracts or securities.

40

FUND PERFORMANCE

The following bar charts show the performance of the H-Class Shares of the Funds from year to year. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of the H-Class Shares of the Funds as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. The after-tax returns are calculated using the highest historical federal income and capital gains tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Returns After Taxes on Distributions assume a continued investment in a Fund and show the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other classes of shares will differ from those shown below. Of course, this past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.

                                                                   PROSPECTUS 41

SECTOR ROTATION FUND


      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -7.44%.

                                  [BAR GRAPH]

Year         Quarter Return
----         --------------
2003             30.98%
2004             10.30%
2005             14.15%
2006             11.30%
2007             21.83%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 15.96%                (quarter ended 6/30/2006) -6.06%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                                               Since
                                                                                             Inception
H-CLASS SHARES                                                 Past 1 Year   Past 5 Years   (3/22/2002)
--------------                                                 -----------   ------------   -----------
Return Before Taxes                                               21.83%        17.46%        10.06%
Return After Taxes on Distributions                               20.07%        17.00%         9.68%
Return After Taxes on Distributions and Sale of Fund Shares       14.83%        15.26%         8.66%
S&P 500(R) Index(2)                                                5.49%        12.83%         6.25%

(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P"), ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

42

INTERNATIONAL ROTATION FUND

The International Rotation Fund commenced operations on August 31, 2007 and therefore does not have a performance history for a full calendar year.

ABSOLUTE RETURN STRATEGIES FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -1.96%.

                                  [BAR GRAPH]

Year         Quarter Return
----         --------------
2006              6.60%
2007              4.00%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2007) 3.59%                 (quarter ended 9/30/2007) -1.13%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                                                  Since
                                                                                                Inception
H-CLASS SHARES                                                                  Past 1 Year    (9/19/2005)
--------------                                                                  -----------    -----------
Return Before Taxes                                                                4.00%          4.56%
Return After Taxes on Distributions                                                2.86%          3.69%
Return After Taxes on Distributions and Sale of Fund Shares                        2.65%          3.41%
Dow Jones Hedge Fund Balanced Portfolio Index (3)                                  7.54%          7.86%

(3) THE DOW JONES HEDGE FUND BALANCED PORTFOLIO INDEX IS AN UNMANAGED INDEX THAT REFLECTS THE PERFORMANCE OF A PORTFOLIO THAT IS ALLOCATED APPROXIMATELY EQUALLY AMONG SIX STRATEGIES ON AN ASSET MANAGEMENT PLATFORM THAT SEEKS TO TRACK THE DOW JONES HEDGE FUND STRATEGY BENCHMARKS. THE SIX STRATEGIES INCLUDED ARE: CONVERTIBLE ARBITRAGE, DISTRESSED SECURITIES, EVENT DRIVEN, EQUITY LONG/SHORT, EQUITY MARKET NEUTRAL AND MERGER ARBITRAGE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                                                   PROSPECTUS 43

ALTERNATIVE STRATEGIES ALLOCATION FUND

The Alternative Strategies Allocation Fund commenced operations on March 7, 2008 and therefore does not have a performance history for a full calendar year.

COMMODITIES STRATEGY FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS 40.01%.

                                  [BAR GRAPH]

Year         Quarter Return
----         --------------
2006             -18.11%
2007              31.59%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 9/30/2007) 11.59%               (quarter ended 9/30/2006) -17.28%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                                            Since
                                                                                          Inception
H-CLASS SHARES                                                            Past 1 Year    (5/25/2005)
--------------                                                            -----------    -----------
Return Before Taxes                                                          31.59%         7.33%
Return After Taxes on Distributions                                          31.19%         7.21%
Return After Taxes on Distributions and Sale of Fund Shares                  20.49%         6.20%
S&P GSCI(TM) Commodity Index (4)                                             32.68%        10.48%

(4) THE S&P GSCITM COMMODITY INDEX, FORMERLY KNOWN AS THE GSCI(R) TOTAL RETURN INDEX, IS A COMPOSITE INDEX OF COMMODITY SECTOR RETURNS, REPRESENTING AN UNLEVERAGED, LONG-ONLY INVESTMENT IN COMMODITY FUTURES THAT IS BROADLY DIVERSIFIED ACROSS THE SPECTRUM OF COMMODITIES.

44

HEDGED EQUITY FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -7.05%.

                                  [BAR GRAPH]

Year         Quarter Return
----         --------------
2006              8.31%
2007              3.92%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2006) 4.87%                 (quarter ended 9/30/2007) -1.72%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                                      Since
                                                                                    Inception
H-CLASS SHARES                                                       Past 1 Year   (9/19/2005)
--------------                                                       -----------   -----------
Return Before Taxes                                                     3.92%          4.85%
Return After Taxes on Distributions                                     2.39%          3.56%
Return After Taxes on Distributions and Sale of Fund Shares             2.56%          3.41%
Dow Jones Hedge Fund Equity Long/Short Index (5)                       19.79%         13.30%

(5) THE DOW JONES HEDGE FUND EQUITY LONG/SHORT INDEX IS AN UNMANAGED INDEX THAT REFLECTS THE PERFORMANCE OF A PORTFOLIO THAT SEEKS TO PRODUCE RISK AND RETURN CHARACTERISTICS SIMILAR TO THAT PRODUCED BY THE EQUITY LONG/SHORT STRATEGY COMMONLY EMPLOYED BY HEDGE FUNDS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                                                   PROSPECTUS 45

REAL ESTATE FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -7.57%.

                                  [BAR GRAPH]

Year         Quarter Return
----         --------------
2005               6.51%
2006              29.62%
2007             -19.49%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2006) 13.65%              (quarter ended 12/31/2007) -12.45%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                                    Since
                                                                                  Inception
H-CLASS SHARES                                                    Past 1 Year    (2/20/2004)
--------------                                                    -----------    -----------
Return Before Taxes                                                 -19.49%         8.18%
Return After Taxes on Distributions                                 -19.67%         7.99%
Return After Taxes on Distributions and Sale of Fund Shares         -12.66%         6.98%
S&P 500(R) Index (2)                                                  5.49%         8.65%

(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P"), ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

46

STRENGTHENING DOLLAR 2X STRATEGY FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -11.64%.

                                  [BAR GRAPH]

year            Quarter Return
----            --------------
2006                 -10.43%
2007                 -10.82%

Highest Quarter Return                              Lowest Quarter Return
(quarter ended 9/30/2006) 4.06%          (quarter ended 9/30/2007) -8.63%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                  Since
                                                                Inception
H-CLASS SHARES                                   Past 1 Year   (5/25/2005)
--------------                                   -----------   -----------
Return Before Taxes                                -10.82%       -3.65%
Return After Taxes on Distributions                -10.82%       -3.71%
Return After Taxes on Distributions and
 Sale of Fund Shares                                -7.03%       -3.12%
U.S. Dollar Index(R) (6)                            -8.31%       -4.45%

(6) THE U.S. DOLLAR INDEX(R) PROVIDES A GENERAL INDICATION OF THE INTERNATIONAL VALUE OF THE U.S. DOLLAR. THE INDEX DOES THIS BY AVERAGING THE EXCHANGE RATES BETWEEN THE U.S. DOLLAR AND SIX MAJOR WORLD CURRENCIES (EURO, JAPANESE YEN, BRITISH POUND, CANADIAN DOLLAR, SWEDISH KRONA, AND SWISS FRANC). THE INDEX IS CALCULATED CONTINUOUSLY USING FOREIGN EXCHANGE QUOTES FROM HUNDREDS OF BANKS AROUND THE WORLD.

                                                                   PROSPECTUS 47

WEAKENING DOLLAR 2X STRATEGY FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS 12.47%.

                                  [BAR GRAPH]

Year           Quarter Return
----           --------------
2006               16.66%
2007               18.05%

Highest Quarter Return                             Lowest Quarter Return
(quarter ended 9/30/2007) 10.94%        (quarter ended 9/30/2006) -2.68%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                          Since
                                                        Inception
H-CLASS SHARES                          Past 1 Year    (5/25/2005)
--------------                          -----------    -----------
Return Before Taxes                        18.05%         8.08%
Return After Taxes on Distributions        11.60%         5.69%
Return After Taxes on Distributions and
 Sale of Fund Shares                       11.76%         5.55%
U.S. Dollar Index(R) (6)                   -8.31%        -4.45%


(6) THE U.S. DOLLAR INDEX(R) PROVIDES A GENERAL INDICATION OF THE INTERNATIONAL VALUE OF THE U.S. DOLLAR. THE INDEX DOES THIS BY AVERAGING THE EXCHANGE RATES BETWEEN THE U.S. DOLLAR AND SIX MAJOR WORLD CURRENCIES (EURO, JAPANESE YEN, BRITISH POUND, CANADIAN DOLLAR, SWEDISH KRONA, AND SWISS FRANC). THE INDEX IS CALCULATED CONTINUOUSLY USING FOREIGN EXCHANGE QUOTES FROM HUNDREDS OF BANKS AROUND THE WORLD.

THIS PAGE INTENTIONALLY LEFT BLANK.

                                                                   PROSPECTUS 49

FUND FEES AND EXPENSES


The tables below describe the fees and expenses that you may pay if you buy and hold H-Class Shares of the Funds described in this Prospectus.

                                           SECTOR    INTERNATIONAL
                                          ROTATION     ROTATION
                                          --------   -------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR
INVESTMENT) (1)
REDEMPTION FEE ON SHARES REDEEMED
WITHIN 30 DAYS OF PURCHASE (AS A
PERCENTAGE OF AMOUNT REDEEMED, IF
APPLICABLE) (2)                            1.00%        1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)

MANAGEMENT FEES                            0.90%        0.90%

DISTRIBUTION OR SHAREHOLDER SERVICE        0.25%        0.25%
(12b-1) FEES

TOTAL OTHER EXPENSES                       0.50%        0.60%

   SHORT DIVIDEND EXPENSES                 None         None

   REMAINING OTHER EXPENSES                0.50%        0.60%

ACQUIRED FUND FEES AND EXPENSES            None         0.37% (6)
                                           ----         ----
TOTAL ANNUAL FUND OPERATING EXPENSES       1.65%        2.12% (8)
                                           ====         ====
LESS FEE WAIVERS                           None         None
                                           ----         ----
TOTAL NET OPERATING EXPENSES               1.65%        2.12% (8)
                                           ====         ====

(1) THE FUNDS WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.

(2)   FOR MORE INFORMATION SEE "FREQUENT PURCHASES AND REDEMPTIONS OF FUND
      SHARES."

(3) THE ADVISOR HAS CONTRACTUALLY AGREED TO PAY ALL OPERATING EXPENSES OF THE FUND, EXCLUDING INTEREST EXPENSE AND TAXES (EXPECTED TO BE DE MINIMIS), BROKERAGE COMMISSIONS AND OTHER EXPENSES CONNECTED WITH THE EXECUTION OF PORTFOLIO TRANSACTIONS, SHORT DIVIDEND EXPENSES, AND EXTRAORDINARY EXPENSES.

(4) BECAUSE THE FUND IS NEW, "TOTAL OTHER EXPENSES" AND "ACQUIRED FUND FEES AND EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

(5) SHORT DIVIDEND EXPENSE OCCURS BECAUSE THE FUND SHORT-SELLS AN EQUITY SECURITY TO GAIN THE INVERSE EXPOSURE NECESSARY TO MEET ITS INVESTMENT OBJECTIVE. THE FUND MUST PAY OUT THE DIVIDEND RATE OF THE EQUITY SECURITY TO THE PURCHASER AND RECORDS THIS AS AN EXPENSE. HOWEVER, ANY SUCH DIVIDEND ON A SECURITY SOLD SHORT GENERALLY REDUCES THE MARKET VALUE OF THE SHORTED SECURITY - THUS INCREASING THE FUND'S UNREALIZED GAIN OR REDUCING THE FUND'S UNREALIZED LOSS ON ITS SHORT SALE TRANSACTION. SHORT

50

 ABSOLUTE     ALTERNATIVE                                     STRENGTHENING     WEAKENING
  RETURN       STRATEGIES    COMMODITIES    HEDGED     REAL        DOLLAR        DOLLAR
STRATEGIES     ALLOCATION      STRATEGY     EQUITY    ESTATE     2X STRATEGY    2X STRATEGY
-----------   ------------   ------------  --------   ------   --------------   -----------
    1.00%        1.00%          1.00%       1.00%      None       None              None

    1.15%        None           0.75%       1.15%      0.85%      0.90%             0.90%
    0.25%        None           0.25%       0.25%      0.25%      0.25%             0.25%
    0.55% (3)    0.01% (4)      0.51%       0.63% (3)  0.54%      0.51%             0.52%
    0.55% (6)    None           None        0.63% (5)  None       None              None
    None         0.01%          0.51%       None       0.54%      0.51%             0.52%
    0.05% (6)    1.75% (4,6)    None        0.06% (4)  None       None              None
    ----         ----           ----        ----       ----       ----              ----
    2.00%        1.76%          1.51%       2.09%      1.64%      1.66%             1.67%
    ====         ====           ====        ====       ====       ====              ====
    None         None           0.31% (8)   None       None       None              None
    ----         ----           ----        ----       ----       ----              ----
    2.00%        1.76%          1.20%       2.09%      1.64%      1.66%             1.67%
    ====         ====           ====        ====       ====       ====              ====

      DIVIDEND EXPENSE IS NOT A FEE CHARGED TO THE SHAREHOLDER BY THE ADVISOR OR OTHER SERVICE PROVIDER. RATHER IT IS MORE SIMILAR TO THE TRANSACTION COSTS OR CAPITAL EXPENDITURES ASSOCIATED WITH THE DAY-TODAY MANAGEMENT OF ANY MUTUAL FUND. IF THESE COSTS HAD BEEN TREATED AS TRANSACTION COSTS OR CAPITAL ITEMS RATHER THAN AS EXPENSES, THE EXPENSE RATIO FOR THE FUND WOULD HAVE EQUALED 1.45% FOR THE ABSOLUTE RETURN STRATEGIES FUND AND 1.46% FOR THE HEDGED EQUITY FUND.

(6) AS A SHAREHOLDER IN CERTAIN FUNDS (THE "ACQUIRED FUNDS"), THE FUND WILL INDIRECTLY BEAR ITS PROPORTIONATE SHARE OF THE FEES AND EXPENSES OF THE ACQUIRED FUNDS. "ACQUIRED FUND FEES AND EXPENSES" ARE BASED UPON (I) THE APPROXIMATE ALLOCATION OF THE FUND'S ASSETS AMONG THE ACQUIRED FUNDS AND THE (II) NET EXPENSES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES) OF THE ACQUIRED FUNDS DURING THEIR MOST RECENTLY COMPLETED FISCAL YEAR. "ACQUIRED FUND FEES AND EXPENSES" WILL VARY WITH CHANGES IN THE EXPENSES OF THE ACQUIRED FUNDS, AS WELL AS ALLOCATION OF THE FUND'S ASSETS, AND MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

(7) EFFECTIVE MAY 1, 2008, RYDEX CONTRACTUALLY AGREED TO CONTINUE TO WAIVE ITS MANAGEMENT FEE TO THE EXTENT NECESSARY TO LIMIT THE ORDINARY OPERATING EXPENSES OF THE H-CLASS SHARES OF THE FUND (BUT EXCLUDING INTEREST EXPENSES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) TO NOT MORE THAN 1.20% PER ANNUM OF THE AVERAGE DAILY NET ASSETS OF THE FUND (THE "CONTRACTUAL FEE WAIVER"). THE CONTRACTUAL FEE WAIVER MAY NOT BE MODIFIED OR ELIMINATED PRIOR TO AUGUST 1, 2009, EXCEPT WITH THE APPROVAL OF THE BOARD OF TRUSTEES. THERE IS NO GUARANTEE THAT THE CONTRACTUAL FEE WAIVER WILL CONTINUE BEYOND AUGUST 1, 2009.

(8)   ANNUALIZED.

                                                                   PROSPECTUS 51

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in H-Class Shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your costs based on these assumptions.


FUND                           1 YEAR    3 YEARS   5 YEARS   10 YEARS
----                           ------    -------   -------   --------
SECTOR ROTATION                $  168    $  520    $   897   $ 1,955
INTERNATIONAL ROTATION         $  215    $  664    $ 1,139   $ 2,452
ABSOLUTE RETURN STRATEGIES     $  203    $  627    $ 1,078   $ 2,327
ALTERNATIVE STRATEGIES
 ALLOCATION                    $  179    $  554        N/A       N/A
COMMODITIES STRATEGY           $  122    $  447    $   794   $ 1,775
HEDGED EQUITY                  $  212    $  655    $ 1,124   $ 2,421
REAL ESTATE                    $  167    $  517    $   892   $ 1,944
STRENGTHENING DOLLAR 2X
 STRATEGY                      $  169    $  523    $   902   $ 1,965
WEAKENING DOLLAR 2X STRATEGY   $  170    $  526    $   907   $ 1,976

52

MORE INFORMATION ABOUT THE FUNDS:


BENCHMARKS AND INVESTMENT METHODOLOGY


The Commodities Strategy Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund seek to provide investment results that either match the performance of a specific benchmark on a daily basis or correlate to the performance of a specific benchmark over time.

The current benchmark used by each Fund is set forth below:

FUND                                            BENCHMARK
-------------------------------------           -------------------------------
COMMODITIES STRATEGY FUND                       S&P GSCI(TM) COMMODITY INDEX

STRENGTHENING DOLLAR 2x STRATEGY FUND           200% OF THE PERFORMANCE OF THE
                                                U.S. DOLLAR INDEX(R)

WEAKENING DOLLAR 2x STRATEGY FUND               200% OF THE INVERSE (OPPOSITE)
                                                OF THE PERFORMANCE OF THE U.S.
                                                DOLLAR INDEX(R)



      UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE


      It is important to understand the effects of compounding when investing in any mutual fund, especially funds that use leverage as part of their investment strategy. The impact of leverage on a fund will generally cause the fund's performance to not match the performance of the index underlying the fund's benchmark over a period of time greater than one day. As a result, the use of leverage could cause the performance of a fund to be less than or greater than the performance of the index underlying the fund's benchmark multiplied by the amount of leverage employed, before accounting for fees and expenses. The following simple examples provide an illustration:


      EXAMPLE A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

      EXAMPLE B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. The next day, if the index decreases 10%, the value of your shares in Fund B would be expected to decrease $24 (20% of $120) to $96.

                                                                   PROSPECTUS 53

      Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).

      The examples demonstrate that over time, the cumulative percentage increase or decrease in the net asset value of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund's benchmark due to the compounding effect of losses and gains on the returns of the fund. It is also expected that a fund's use of consistently applied leverage will cause the fund to underperform the compounded return of twice its benchmark in a trendless or flat market.


      The following graphs further illustrate the impact of leverage on fund performance in comparison to the performance of the fund's underlying index in three different markets. Each of the three graphs shows a simulated hypothetical of the one-year performance of an index compared with the performance of a fund that perfectly achieves its investment objective of exactly twice (200%) the daily index returns.

      In order to isolate the impact of leverage, the hypothetical graphs assume: (i) no tracking error (see "Tracking Error Risk" under "Descriptions of Principal Risks"); (ii) no dividends paid by the companies included in the underlying index; (iii) no expenses; and (iv) borrowing and/or lending rates (required to obtain leverage) of zero percent. If tracking error, fund expenses, and borrowing and lending rates of greater than zero percent were included in the graphs, the fund's performance would be lower than that shown below. Each of the graphs also assumes an index volatility of 20%. An index's volatility is a statistical measure of the magnitude of the fluctuations in the returns of an index. The S&P 500 Index's index volatility may be more or less significant at any given time. The average of the most recent five-year historical volatility of the S&P 500 Index is 9.28%. The indices underlying the Funds' benchmarks have different historical volatilities, which may be more or less significant than the index volatilities assumed in the graphs below. The average five-year historical volatility for the period ended December 31, 2007 of the U.S. Dollar Index is 6.96%. The hypothetical graphs are meant to demonstrate the effects of leverage only and are in no way indicative of the actual performance of any of the Funds.

54







                          UPWARD MARKET
                               ONE YEAR SIMULATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

1x Index Performance             2x Fund Performance
               0                               0
        -0.66366                        -1.32732
    -0.348088315                     -0.70039326
     -1.01242775                    -2.024374777
    -0.662813543                    -1.332294555
     1.978164896                     3.914064678
     4.522010219                     9.098337365
     5.354057682                     10.83529199
     7.215979943                     14.75287623
     4.917805413                     9.833420421
     4.391904913                     8.732340382
     3.670525533                     7.229594198
     4.533727797                     9.015267185
     3.026665043                     5.871920971
     1.561213759                     2.860076563
     1.075537879                     1.876302218
    -0.763329381                    -1.830568914
    -0.990988228                    -2.280989898
     1.218100843                     2.079623209
     1.101801245                     1.845044235
    -1.736530723                    -3.873351309
     -1.54515279                    -3.498918787
      0.82258783                     1.142590217
     0.566972323                     0.629736599
     0.704638452                     0.905240692
    -0.148551386                    -0.804538068
     0.730400976                     0.941817878
    -0.694128355                    -1.913220499
     0.878578734                     1.193580155
     0.927403966                     1.291535541
     1.210353943                     1.859477181
     1.196096441                     1.830779292
     0.612346758                     0.655957591
     2.228482884                     3.889630885
     2.441455483                     4.322497421
     2.046287568                     3.517649353
     2.496117809                     4.430281653
     1.139581689                     1.666012098
     0.788526201                     0.960246642
    -0.202436667                     -1.02505584
     0.070549588                    -0.483583716
     0.532665379                     0.435530002
    -0.133645021                     -0.89580321
      0.48769348                     0.337389953
    -0.515907261                    -1.666809277
    -1.135225584                    -2.891116501
    -1.462586625                    -3.534210371
    -1.296886111                    -3.209776627
    -1.455482274                    -3.520821689
    -0.921410406                     -2.47506458
     -2.80865938                     -6.19037452
    -3.662028508                    -7.837727829
    -1.564654531                    -3.824798174
    -1.524436802                    -3.746209569
    -1.276997254                    -3.262495771
    -0.644478976                    -2.022901392
     1.746213571                     2.692148502
     2.395914018                      4.00362993
     3.122904528                     5.480439874
     2.098677528                      3.38515532
     1.462919273                     2.097617273
     2.567850464                     4.321303377
     1.973849272                     3.112991448
     2.560066339                     4.298522756
     2.310958194                     3.791861392
      2.93021573                     5.048303391
     5.990742765                      11.2953159
     3.784227482                     6.661424125
     5.454219487                     10.09400208
     6.560645157                     12.40421462
     8.769647331                     17.06449335
     8.729004465                     16.97700872
     11.42722344                     22.78281161
     10.54098702                     20.82970543
     10.15996329                     19.99672961
     11.04928467                      21.9341968
     11.40183284                     22.70840579
     11.12414149                      22.0966553
     12.45296397                     25.01671891
     13.85693923                     28.13838638
     12.99868562                     26.20657207
     10.73306197                     21.14568853
     10.34920581                     20.30578547
     10.90537685                     21.51849185
     9.691628402                      18.8586951
     10.72480288                     21.09773143
     9.346943434                     18.08385109
     9.799978755                     19.06231749
     9.603865013                     18.63700308
     11.17810533                     22.04496963
     10.77799756                     21.16653876
     11.06431437                     21.79287283
     10.05266285                     19.57412335
     10.33156932                     20.18019675
     9.441226652                     18.24056049
     7.581273005                     14.22156384
     8.159382492                     15.44914867
     5.646840036                     10.08538122
     4.862021356                      8.44979868
     4.707150636                     8.129459665
     5.368847475                     9.496107906
     7.891588421                     14.73921954
     8.662570923                     16.37904951
     9.004390772                     17.11123667
     8.560252382                      16.1568972
     5.323311337                     9.229996791
     6.618472096                     11.91639933
     5.799759511                     10.19760965
     5.132173608                      8.80693786
     6.232802334                     11.08513753
     6.290865996                     11.20656913
     5.622222046                     9.807434804
     4.646811387                     7.779313444
      5.93124635                     10.42508003
     7.100939173                      12.8637075
     7.849456926                     14.44129383
     8.016806929                     14.79645094
     8.830454329                     16.52588243
     8.470356121                     15.75476075
     7.860947966                     14.45409396
     4.969735256                     8.318209982
     7.151741143                     12.82143124
     8.034125016                     14.67957765
     7.739321496                     14.05370239
     5.944599878                     10.25388924
     8.634639214                     15.85280224
     9.606517287                     17.92571009
     9.041287438                      16.7094479
     10.64288587                     20.13790465
     10.22453405                     19.22939778
     11.99573209                     23.06119217
     11.30591678                     21.54525057
     9.552403364                     17.71560281
     6.891156381                     11.99650797
     6.168422517                     10.48200159
     8.525573833                     15.38784439
     9.676596069                     17.83545134
     9.828454284                     18.16176127
     11.19702665                     21.10658869
     11.05200349                     20.79069426
     9.893397939                     18.27027564
     9.587685495                     17.61224348
     8.504959162                     15.28822554
      6.81076273                     11.68800484
     8.221839716                      14.6390253
     7.986835991                     14.14114801
     9.279222444                     16.87323053
     10.45102355                     19.37969384
      10.3719616                     19.20878748
     9.560396566                     17.45570305
     8.845843659                     15.92361086
     8.147488727                     14.43607908
     6.655702267                     11.27901653
     8.259804029                     14.62628935
     8.416640007                     14.95840756
      7.92584872                     13.91759713
      9.32089824                     16.86259485
     9.978911659                     18.26941014
     9.199557099                     16.59320145
     8.878117283                     15.90679395
     7.634838062                     13.25971459
     6.790528865                     11.48285088
     6.509808602                     10.89674094
     7.816790463                     13.61836876
     8.065329728                     14.14219489
     6.289059904                     10.38988437
     4.467584284                     6.606381476
     2.919479153                     3.446781542
     5.605986317                     8.847324219
     5.101411475                     7.807200958
     6.630637012                     10.94439051
       7.4792676                     12.71031456
     6.471337776                     10.59634244
      4.82018027                     7.166086284
     2.188250363                     1.784419763
     2.780840027                     2.964915463
     3.838146529                     5.083315634
     5.220959126                     7.882104663
     6.635865363                     10.78348599
     7.361629063                      12.2914708
     5.712017632                     8.840753899
     3.728331621                     4.755960405
     1.579184319                     0.415082918
     1.387067607                     0.035252825
     0.271505702                    -2.166122948
     0.605510088                     -1.51435366
     2.118214538                     1.447306697
     1.255621979                    -0.266544102
     0.990311999                    -0.789187304
    -0.106846751                    -2.944839843
     1.245506758                    -0.316974326
     1.790379702                     0.755953952
     1.986489047                     1.144186794
     1.854508332                      0.88240541
     2.090861718                     1.350600653
     1.915091882                     1.001609995
     0.715245505                    -1.376573914
    -0.887839058                     -4.51615206
    -2.615859584                    -7.845673838
    -3.855170155                    -10.19118575
    -3.468187215                    -9.468224792
    -1.135978618                    -5.093729414
     0.827856303                    -1.323293096
     1.721957401                     0.426758036
     0.463046457                    -2.059005079
      -0.4744546                    -3.886936632
    -1.314997594                    -5.510382385
     -0.77012809                    -4.466971334
    -0.221466282                     -3.41052889
     1.691787102                     0.293677328
     1.580037997                     0.073251883
     1.810451997                     0.527244198
     0.934841386                    -1.201904824
    -0.789933184                    -4.578428525
     -0.67231965                    -4.352183979
    -0.697373071                    -4.400434476
    -0.094526683                    -3.239702791
      2.01577663                     0.848032725
      1.10048088                    -0.961604544
    -0.419969252                    -3.940481403
     1.249290804                    -0.719989982
     3.874887413                     4.429068457
     1.500930736                    -0.344175404
     2.578667619                     1.772115687
     3.292358699                     3.188274677
     4.975197806                     6.550561419
     6.041745816                     8.715668827
      5.87019148                     8.363908409
     7.912109863                     12.54393781
     8.896214349                     14.59662669
     8.575569446                     13.92176716
     6.894819631                     10.39474925
     5.583647773                      7.68654526
     7.441497639                     11.47625016
     6.404117747                     9.323576884
      6.43607516                      9.38924537
     7.551205919                     11.68138762
     9.848069473                     16.45152305
      11.5734531                     20.10973119
     12.21073835                     21.48181672
     14.13279609                     25.64354079
      16.2407147                      30.2845619
      12.9289005                       22.860687
     12.15495357                     21.17666013
     11.30968655                      19.3501401
     12.93803595                      22.8420865
     13.39367316                     23.83327472
     14.35987797                     25.94359186
     15.26962224                     27.94737959
     15.88450498                     29.31239901
     16.41800248                     30.50302999
     17.19490638                     32.24482783
     15.70782021                     28.88871859

                                                                   PROSPECTUS 55


                                   FLAT MARKET
                               ONE YEAR SIMULATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

1x Index Performance             2x Fund Performance
               0                               0
        -0.84442                        -1.68884
     0.258090894                     0.497403576
    -1.460834074                    -2.948652393
     1.929110312                     3.728868528
     0.888312166                     1.610517575
     1.021676426                     1.879155462
     0.996567489                     1.828511333
    -0.436371811                    -1.060974504
     1.264473649                     2.319376241
     2.378990446                     4.571630351
      1.03997563                     1.836245644
     2.322375001                     4.421256903
     2.914647604                     5.630100026
     2.107138113                     3.972467992
     2.779534039                     5.341826985
     2.544970587                      4.86100475
      3.16543944                     6.129969713
     2.888182322                     5.559521125
     1.930097857                     3.593601716
     1.812246278                     3.354051871
     1.369902611                     2.455967173
     0.959090944                     1.625541068
     3.009771999                     5.753977048
     2.240206594                     4.173843425
     2.052984328                      3.79231714
     1.861961552                     3.403760222
     0.581862281                     0.804810113
     0.560612351                     0.762216048
     2.916747499                     5.483933492
     0.756113302                     1.054874093
    -0.133099701                    -0.728825279
     -1.55330689                     -3.55229603
    -2.803087659                    -6.001103234
    -3.289830357                    -6.942558585
    -2.837497551                    -6.072062055
    -3.363331298                    -7.088719269
    -4.186443787                    -8.671481519
    -4.987627163                     -10.1988414
    -3.812989198                    -7.978417949
    -3.644152138                    -7.655366983
    -2.559281647                    -5.575950536
    -3.284659586                    -6.981792439
    -2.732734153                    -5.920138429
    -3.265379428                    -6.950519889
    -3.186586177                    -6.798936703
    -2.461773192                    -5.403399902
    -2.523575363                    -5.523276497
    -2.036622136                    -4.579340657
    -1.966433335                    -4.442606669
    -3.535166469                    -7.500825485
    -3.103032954                    -6.672088381
    -3.400651989                    -7.245401742
    -3.862493471                    -8.132321211
    -4.759177608                    -9.846039265
    -5.453530824                    -11.16057417
    -6.833720181                    -13.75433004
    -6.350932519                    -12.86047992
    -5.557228578                    -11.38341277
    -5.972918436                    -12.16350459
    -4.584702604                    -9.569868551
    -5.227849416                    -10.78895715
    -6.062640427                    -12.36057025
    -6.686074501                    -13.52384346
    -7.087399032                    -14.26767677
    -4.091989689                     -8.73982803
    -2.690006395                    -6.071745643
    -3.839723969                    -8.291270293
    -4.303803077                    -9.176461294
     -3.50205077                    -7.654603915
    -1.092689974                    -3.043244216
     0.955680417                     0.972704609
    -1.406985372                    -3.753423803
      0.15571391                    -0.702407338
    -1.270503456                    -3.530402777
    -0.092759292                    -1.228831126
     2.153754923                      3.21310588
    -0.429304924                     -2.00658731
     0.320890564                    -0.529963772
     3.616833102                     6.006013369
     3.011596819                     4.767629919
     4.037942562                     6.855313527
     3.763386432                     6.291331183
     2.308001174                      3.30964676
     0.608972198                    -0.121679847
     1.504593269                     1.656553765
     5.796511986                     10.25324189
     7.101723554                     12.97363038
     8.222328888                     15.33771657
     7.700740552                     14.22595325
      8.70260515                     16.35108142
     7.350018635                     13.45556841
     9.100145988                     17.15490067
     9.143715132                     17.24847229
     10.63560057                     20.45381103
     11.01391901                     21.27759464
     12.11338976                     23.67983698
      11.7005322                     22.76893498
     11.87481855                     23.15204772
     11.90408724                      23.2164858
     12.13168896                     23.71770582
     12.88244426                     25.37436013
     13.88102493                     27.59253346
     14.46841187                     28.90875252
     13.27977188                     26.23157554
     12.62762024                     24.77814518
     11.56369468                     22.42073664
     10.71641305                     20.56126359
      9.82013047                     18.60930439
     9.735989581                     18.42755461
     8.937682204                     16.70448106
     8.190249873                     15.10303883
     9.692471492                     18.29945022
     9.360629827                     17.58369123
     9.704208118                     18.32251659
     10.52413737                     20.09120157
     10.16217082                      19.3046042
     11.03798211                     21.20159513
     10.83504909                     20.75857906
     11.84101017                     22.95063709
     10.75039256                     20.55273082
      10.7533198                     20.55910347
      11.2269896                     21.59031782
       12.659482                     24.72224123
     11.40332877                     21.94093525
      10.5996763                     20.18159582
     9.420241351                     17.61836275
     9.010593852                     16.73768349
     9.722171404                      18.2617173
     10.94491528                     20.89753446
     11.32814121                     21.73274298
     12.05855401                     23.33009569
     13.10611099                     25.63594916
     12.16820119                     23.55232719
      13.0076007                     25.40151016
     10.31338649                     19.42211536
     12.28325264                     23.68715678
     9.106647137                     16.68869008
     9.255512246                     17.00711018
     8.830289793                     16.09632683
     8.373561716                     15.12188392
     7.552209329                     13.37688943
     7.216259248                     12.66860133
     4.751786313                     7.489000386
     3.287984851                     4.484897803
     2.512292084                     2.915534638
     2.632159708                     3.156212907
     0.602608749                    -0.923615313
     0.038308596                    -2.035093827
     0.309912604                    -1.503144386
     0.030860458                    -2.051161192
    -0.261739812                    -2.624181489
     0.369074763                     -1.39243581
     1.184864565                     0.210509032
     2.838528807                      3.48598973
     4.285878261                     6.398913369
     6.253127069                     10.41313157
     6.285748904                     10.48092965
     8.330048998                     14.73091005
     7.061395795                     12.04368268
     6.736239629                     11.36310694
      5.67343487                     9.145355212
     6.514658816                     10.88308024
     8.128568927                      14.2432811
     6.448467223                      10.6930569
     3.239684627                     4.019593887
     4.866122618                     7.297043251
     6.139407079                     9.902644649
     5.335528438                     8.237883349
     4.742858087                     7.019882448
     3.592257791                     4.668655631
     3.056312886                     3.585628117
     2.775463822                      3.02104501
     4.176704496                     5.830222865
     3.701606635                     4.864945402
     4.881730918                     7.251671559
     6.052211036                     9.645528869
     7.722215203                     13.09870515
      9.88753945                      17.6454993
     9.258433287                     16.29845833
     8.739739801                     15.19422773
     9.443220674                      16.6847028
     9.265594326                     16.30594426
     9.356017069                     16.49844223
     9.059454486                     15.86657798
     8.703571674                     15.11038634
     11.15711999                      20.3066994
     12.85126566                     23.97388821
     11.36501449                       20.708416
     12.16527235                     22.44321321
     10.63870299                     19.11030895
     8.799998384                      15.1513205
      9.71611613                      17.0905148
     8.646285253                     14.80703899
      7.44226712                     12.26245578
     4.890620718                     6.930213657
     6.339999316                     9.885337042
     6.492437705                      10.2003783
     7.140337696                     11.54129651
     6.521045116                      10.2518345
     6.415286761                     10.03290964
     6.914236116                     11.06473225
     5.307849719                     7.727237043
     1.722959898                     0.392735836
     0.803547098                    -1.422043571
     1.547658722                     0.033321946
     3.800696626                     4.472200574
      2.55571107                     1.966121427
      1.99561331                     0.852365876
     2.041617411                     0.943342778
     3.727957181                     4.279722143
      1.55931678                    -0.080630158
     1.117543908                    -0.949908692
     0.170901685                    -2.804482982
    -2.084446166                    -7.181197113
    -2.684923092                    -8.319638294
    -2.767314901                    -8.474880651
    -2.698570421                    -8.345462301
    -2.047312492                    -7.118537998
    -3.785874743                    -10.41564414
    -5.035215159                    -12.74214986
    -5.470115888                    -13.54136196
    -6.693427118                    -15.77908443
    -4.729323759                    -12.23338388
    -3.416493841                    -9.814535943
    -3.250766202                    -9.505037467
    -4.167049171                    -11.21913875
    -4.438457671                    -11.72201131
    -4.035962011                    -10.97837518
    -3.593308693                    -10.15711509
    -2.299338082                    -7.745372684
    -1.834966836                    -6.868400196
    -1.614429272                    -6.449941292
    -1.798853025                    -6.800660462
    -2.040103782                    -7.258586097
    -2.666645483                    -8.444915715
    -3.181791995                    -9.414044594
    -4.110820792                    -11.15249778
    -4.139737132                    -11.20608349
    -5.661998107                    -14.02617828
    -3.934480616                    -10.87747303
    -4.080538632                    -11.14847681
    -5.137187418                    -13.10605357
    -6.907896678                    -16.34997838
    -6.704536978                    -15.98451143
    -5.761972915                    -14.28689447
      -3.8730659                    -10.85082749
    -2.869212328                    -8.988857877
    -3.304173708                    -9.803971868
    -2.857477669                    -8.970632725
     -1.77686425                    -6.945411362
    -1.897275992                    -7.173562603
    -0.189503773                    -3.941717358

                                 DOWNWARD MARKET
                               ONE YEAR SIMULATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

1x Index Performance            2x Fund Performance
               0                               0
          1.0876                          2.1752
     0.833779145                     1.662096581
    -1.693014526                    -3.433004376
    -2.544215391                    -5.105274352
     -4.12027034                    -8.174549359
    -5.432767959                    -10.68854655
    -5.262915753                    -10.36772194
    -5.788536044                    -11.36231755
    -5.385442875                    -10.60382718
    -5.092440514                    -10.05014304
    -3.785088882                    -7.572024482
    -4.448856311                    -8.847308717
    -3.609210191                    -7.245318398
    -3.446782071                     -6.93271657
    -2.204142156                    -4.537164695
    -3.708144654                    -7.473410583
    -4.859217493                    -9.685536283
    -3.545894131                    -7.192134569
    -3.052155209                    -6.241986204
    -2.894886415                    -5.937797704
    -2.698840901                    -5.557993344
    -2.072669022                    -4.342449164
    -1.737169986                    -3.687003626
    -1.666384391                     -3.54824164
    -1.752535455                     -3.71724634
     -0.51894029                     -1.29939383
    -0.771005399                    -1.799569022
    -0.806391451                    -1.869607533
    -1.164480378                    -2.578108967
    -0.223892388                    -0.723839146
    -0.487241447                    -1.247898144
     0.553562495                     0.817798323
    -0.661627308                    -1.618967863
     -1.32821759                    -2.939300342
    -3.057045889                     -6.34050138
    -2.702816335                    -5.656037764
    -3.051947819                    -6.333106643
    -2.444471324                    -5.159273136
    -3.657769434                    -7.518341376
     -3.25165803                    -6.738665505
    -2.183556335                    -4.679455239
    -3.170132985                    -6.602261268
     -3.54246319                    -7.320527238
    -1.435637671                     -3.27191715
     0.798225037                      1.11257339
     1.416974941                     2.353932453
     1.250002034                     2.016901425
     1.020529029                     1.554479214
      0.29883837                     0.103468815
     3.155549884                     5.805762812
     3.585553794                     6.687865457
     6.005105159                     11.67189578
     7.058594495                     13.89150871
     6.994352915                     13.75482524
     9.037731067                     18.09980454
     5.772160059                     11.02586245
     4.870674516                     9.133337803
     5.625260967                     10.70385384
      4.31508523                     7.957512635
     4.235268543                     7.792305253
     5.092134568                     9.564518544
     6.542616209                     12.58893751
     5.239813098                     9.835462458
     1.377406718                     1.773319843
     2.384084366                     3.794537975
     2.860221551                     4.759930972
      4.58714181                     8.277559935
     5.685934322                     10.55268802
     5.982277682                      11.1726675
     4.619875502                     8.314418217
     5.141468354                     9.394442944
     5.974420094                     11.12773226
     6.208867304                     11.61942802
     6.794619828                     12.85061263
     8.680719609                     16.83672197
     9.008120277                     17.54066322
     10.83836662                      21.4876787
      9.21558209                     17.93027649
     9.513500355                      18.5736569
     9.385971884                     18.29749886
     9.676872938                     18.92669959
      10.3996874                     20.49424864
     9.760418011                     19.09880474
     11.60252711                     23.09647522
     8.968930672                     17.28681398
     9.141820777                      17.6589885
     9.580920151                     18.60571978
     8.246443705                     15.71695887
     8.270135604                     15.76761281
     8.023669468                     15.24054602
     8.750755182                     16.79186816
     9.046546361                     17.42719256
     7.278138519                       13.618559
     4.007979022                     6.691689931
     6.609322586                     12.02862165
     4.638862476                     7.887371617
     5.091467412                     8.820683692
     5.807497616                     10.30356138
     3.421009507                      5.32776773
     2.948540967                     4.365408982
     3.935055656                     6.365592918
     3.332419416                     5.132134956
     4.622111343                     7.756443309
     5.813757191                     10.21113509
     5.450064727                     9.453521703
      7.39488027                      13.4908243
     7.860028976                     14.47392722
     9.423783676                     17.79321321
     9.248399235                     17.41561529
     8.808390383                     16.46980903
     8.359338155                     15.50846722
     6.451455289                     11.44095206
     5.339463387                     9.112727687
     6.138463216                     10.76796777
     7.119214458                     12.81502627
     5.735127088                     9.899660363
     6.676000543                     11.85552264
     5.327722572                     9.028038737
      2.69537213                     3.578381249
      3.41322305                     5.026427734
     0.341540086                    -1.212772232
    -0.742549913                    -3.347366649
     0.137992704                    -1.632497637
    -0.815220849                    -3.505218147
    -1.229297465                    -4.310910978
    -1.792408994                    -5.401996246
    -0.243871699                      -2.4187536
     0.602509172                     -0.76289743
     -0.17056075                    -2.288052612
     2.801860804                     3.530693855
      5.05126832                      8.06140408
     2.595589872                     3.009317316
     3.143809406                      4.11017789
     2.080499875                     1.963634243
     0.349929161                     -1.49354474
     0.349465404                    -1.494455215
     0.319620469                    -1.553048284
     0.609423789                    -0.984261175
    -0.792065485                    -3.742839659
     0.627203226                    -0.988729787
     1.635689057                     0.995852113
     1.517212334                     0.760390383
     0.150892174                    -1.951877805
     1.180643647                      0.06438378
     0.919142273                     -0.45284902
     0.926982278                     -0.43738218
     2.106818701                     1.890391825
     3.547443806                     4.765534901
     3.965589093                     5.611663267
     4.435149677                     6.565653421
      3.18861173                     4.021718143
     4.732210173                     7.133839906
     4.494583261                     6.647687968
     2.264459865                     2.095538054
     1.931599275                     1.430916521
     2.770628848                     3.100733127
     3.277986888                     4.118708526
     3.694744549                     4.959008975
     4.471874442                     6.532218568
     6.082099443                     9.816180738
     5.836816413                     9.308346792
     3.534759819                      4.55321509
     4.354506633                     6.208836161
     4.600418028                     6.709398406
     4.876416691                     7.272525243
     6.611911635                     10.82281674
     8.647666087                     15.05514011
     8.316670973                     14.35410914
     7.605247078                     12.85195356
     6.729232761                     11.01449806
     6.112167029                     9.730815212
      7.75160001                      13.1214974
     7.831815688                       13.289924
     7.389586629                     12.36069738
     7.504074667                     12.60027286
     5.917529533                      9.27676321
     6.860862827                     11.22326648
     7.614370829                     12.79180372
     8.862374687                     15.40789682
     9.287710871                      16.3097172
      9.88231252                     17.57532976
     8.993968964                     15.67425425
     6.289065637                     9.932878317
     5.872083003                     9.070322967
     6.044442754                     9.425455939
     7.869891792                     13.19275554
     7.105892496                     11.58935752
     5.271704087                      7.76742202
     5.662441071                     8.567422701
      4.44087759                     6.057126753
     4.648652272                     6.479106849
     2.829021506                     2.776189429
      2.09201506                     1.302933864
     3.542232134                     4.180950216
     3.672892077                     4.443882098
     5.314863342                     7.752246507
     7.351652799                      11.9201034
     8.319556771                     13.93829147
     7.407917717                     12.02043658
     6.680540558                     10.50320938
     7.538998867                     12.28164803
     5.853755216                     8.762516619
     3.592083882                     4.114876759
     0.101859392                    -2.900800097
     2.513913796                     1.778604545
     4.225076045                     5.176381479
     5.623880791                     7.999525911
     3.426059079                     3.505017641
     3.368751734                      3.39031545
     3.307658734                     3.268103962
     3.142397473                      2.93770799
     3.346433763                     3.344970738
     0.282832081                    -2.782145887
     0.407563868                    -2.540306753
    -0.192752875                    -3.705690781
    -0.706939851                    -4.697868826
     0.129991424                    -3.091284559
     1.511585045                    -0.416991648
    -0.839524776                     -5.02987576
    -0.237769432                    -3.877223363
     2.080704806                     0.590563296
     0.829501608                    -1.875313773
    -0.488743296                    -4.441078069
    -3.683850727                     -10.5774898
    -3.640704944                    -10.49737438
    -4.601079495                    -12.28144812
    -3.392947565                    -10.05971264
    -3.333047329                    -9.948179487
    -3.644256916                    -10.52800515
    -3.260741787                    -9.815772281
    -4.050453374                    -11.28817409
    -3.386146688                    -10.05978144
    -4.310229211                    -11.78028386
    -4.834245533                    -12.74650148
    -5.988130306                    -14.86239882
    -7.497396862                    -17.59599691
    -8.280116889                    -18.99053634
     -8.35777428                    -19.12771452
    -10.16596704                    -22.31909665
    -11.09485094                    -23.92553774
    -12.21221085                    -25.83774542
    -12.43714072                    -26.21778248
    -14.21396626                    -29.21215999
    -12.62572363                    -26.59102785
    -13.51204829                    -28.08034908
    -13.80646193                    -28.56999245
    -12.19834909                    -25.90465314
    -12.84604431                    -26.99782625
    -13.27799674                      -27.721453
    -13.78505163                    -28.56666387
     -15.5676319                    -31.52057519
    -15.81726464                    -31.92550772

ADVISOR'S INVESTMENT METHODOLOGY

The Advisor develops and implements structured investment strategies designed to achieve each Fund's objective. The Advisor uses quantitative methods to construct portfolios that correlate highly with the Funds' respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.


With the exception of the Alternative Strategies Allocation Fund, and Sector Rotation Fund, the Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments. For the Alternative Strategies Allocation Fund, the Fund may but will not necessarily invest up to 100% of its assets in high quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy, if employed, could result in lower return and loss of market opportunity. Thus, when pursuing a temporary defensive strategy, the Fund may not achieve its investment objective.

56



SECTOR ROTATION FUND. Each month, the Advisor ranks all industries according to several measures of price momentum. The top-ranked industries are selected for the Advisor's buy list. In order to ensure liquidity in the underlying securities for purchase, approximately 2,000 securities are eligible for purchase from the industry buy list. The Advisor uses this methodology to rotate the Fund's investments among a variety of industries or sectors in order to take advantage of volatility in top performing sectors. The Fund may, at times, also short-sell securities in industries or sectors that exhibit particularly low momentum measurement scores. The Advisor may invest in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. government or foreign governments) as a temporary defensive position to avoid losses during adverse market conditions. Taking a temporary defensive position could reduce the benefit to the Fund if the market goes up. In this case, the Fund may not achieve its investment goal.

                                                                   PROSPECTUS 57

INTERNATIONAL ROTATION FUND. The Advisor manages the Fund primarily through the implementation of a quantitative model generated by the Sub-Advisor. The Sub-Advisor's model applies a set of factors to the countries included in the Index to determine those countries that have the most desirable risk and return profiles. The model then overweights those countries with the most promising risk and return profiles in an effort to achieve returns in excess of those of the Index, while attempting to manage the risk of the Fund's portfolio.

The factors used by the Sub-Advisor are derived from quantifiable data, such as free cash earnings, interest rate movement, technical indicators, such as growth and inflation rates, and central bank monetary policy. On at least a monthly basis, the Sub-Advisor, using the model, applies the factors to the countries included in the Index to generate a ranking of those countries that demonstrate the greatest potential for return. The portfolio rebalance process takes into account the return potential and rotates the Fund's exposure from less attractive countries to more attractive countries while also managing the return and risk profile.

The Sub-Advisor also analyzes the return potential for the currency of each country included in the Index and will recommend, as applicable, long and/or short currency transactions in selected countries' currencies as well as the U.S. Dollar in an attempt to generate excess returns and manage risks.


ABSOLUTE RETURN STRATEGIES FUND AND HEDGED EQUITY FUND. As the result of market observations and internal and external research, the Advisor believes that aggregate hedge fund performance is largely driven by exposure to well recognized structural investment strategies or "Beta." Beta is exposure to any systematic risk for which the investor expects to be rewarded over time. Beta is commonly referred to as market risk. In this context, the Advisor considers exposure to both directional positions (E.G., equity and/or fixed income securities) and non-directional positions (E.G., value and/or corporate default) as Beta. Although hedge fund exposure to these positions varies over time, their exposure to them in the aggregate, and the investment returns provided by the exposure, have historically been stable. The conclusion of the Advisor's research is that aggregate hedge fund returns are replicable through exposure to these structural investment positions and, therefore, can be delivered in a mutual fund.

The Funds employ a proprietary quantitative model that uses a style analysis of the returns of the appropriate segment of the hedge fund universe. This style analysis compares the returns of the appropriate hedge fund universe with the returns of various directional and non-directional positions. Based on the results of this analysis, historical research and market insights, the Advisor constructs a portfolio mix of directional and non-directional positions that best replicates the return, risk and correlation characteristics of the appropriate seg-

58

ment of the hedge fund universe. The Advisor anticipates adding and subtracting directional and non-directional positions over time based on continuing research of hedge fund returns.

DIRECTIONAL AND NON-DIRECTIONAL POSITIONS

A directional position is designed to have a high correlation with market returns. The Advisor selects securities to achieve particular directional positions using a quantitative model to identify those securities with high measures of liquidity and correlation to the appropriate market. For example, the Advisor may use S&P 500 futures to achieve a directional exposure to the equities market. Directional positions have market risk and are exposed to market movements. The Funds will predominately have a long exposure to directional positions. There may be times that the Funds will have a short exposure to directional positions. The Funds use some, or all, of the following directional positions:

      - An EQUITIES position involves investing in a portfolio that buys a basket of stocks or derivatives thereof, such as index futures.

      - A FIXED INCOME position involves investing in a portfolio that buys a basket of U.S. government securities or bond futures.

      - A DIRECTIONAL COMMODITY trade involves investing in precious metals, livestock, grains, and other basic goods or materials.

      - A DIRECTIONAL CURRENCY trade consists of purchasing or selling a basket of foreign currencies against the US Dollar.

      - A COVERED CALL OPTIONS position involves investing in written call options on underlying securities which a Fund already owns.

      - A LONG OPTIONS position involves investing in long call or put options. A long call option provides upside profit potential while limiting downside exposure. A long put option provides downside profit potential while limiting upside exposure.

      - A VOLATILITY ARBITRAGE SPREAD trade involves trading volatility/variance futures or swaps which provide a return based on the difference between the implied volatility in the marketplace at the time of sale and the subsequently realized market volatility. The swap is structured to include protection against extreme movements in market volatility.

A non-directional position is designed to have a low correlation with market returns. Non-directional positions attempt to profit by exploiting structural mispricings in the financial markets. Non-directional investment strategies are market neutral in nature and, if executed successfully, have limited market exposure. The Funds will predominately have a long exposure to non-directional positions. There may be times that the Funds will have a short exposure to

                                                                   PROSPECTUS 59

non-directional positions. The Funds use some, or all, of the following non-directional positions:

      - A MARKET NEUTRAL VALUE position involves investing in a basket of stocks that exhibit traditional value characteristics and simultaneously selling short a basket of stocks that exhibit non-value characteristics. Traditional value characteristics include, but are not limited to, high book-to-price ratios, high earnings-to-price ratios and high cash flow-to-price ratios. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

      - A MARKET NEUTRAL GROWTH position involves investing in a basket of stocks that exhibit traditional growth characteristics and simultaneously selling short a basket of stocks that exhibit non-growth characteristics. Traditional growth characteristics include, but are not limited to, high earnings growth and high cash flow growth. The portfolio is formed such that long and short positions are approximately equal and has limited market exposure.

      - A MARKET NEUTRAL MOMENTUM position involves investing in a basket of stocks that exhibit strong price momentum and simultaneously selling short a basket of stocks that exhibit weak price momentum. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

      - A MARKET NEUTRAL CAPITALIZATION position involves investing in a basket of small-capitalization stocks and simultaneously selling short a basket of large-capitalization stocks. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

      - A MARKET NEUTRAL ILLIQUIDITY PREMIUM trade involves purchasing a basket of illiquid securities which may include, but is not limited to, closed-end funds and shorting a basket of more liquid stocks against them. The portfolio is structured to minimize market exposure.

      - A MERGER ARBITRAGE SPREADS position involves investing in a basket of stocks that are being acquired and simultaneously selling short a basket of stocks that are making the acquisitions. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

      - A DURATION NEUTRAL TERM SPREADS position involves investing in long 10-year U.S. government securities and simultaneously selling short 2-year U.S. government securities. The portfolio is duration-adjusted such that the duration of both long and positions are approximately equal and has limited market exposure.

60

      - A DURATION NEUTRAL DEFAULT SPREADS position involves investing in a basket of corporate bonds and simultaneously selling short U.S. government securities of similar duration. The portfolio is formed such that the duration of both long and short positions are approximately equal and has limited market exposure.

      - A CONVERTIBLE ARBITRAGE SPREAD involves purchasing a basket of convertible bonds and simultaneously selling short associated equities against them. The portfolio is structured in such a way as to minimize equity and credit market exposure.

      - A CURRENCY SPREAD trade involves purchasing a basket of high yielding currencies and selling short a basket of low yielding currencies against it. The portfolio is structured to be dollar neutral.


ALTERNATIVE STRATEGIES ALLOCATION FUND. The Fund attempts to achieve returns with low correlation to the returns of traditional stock and bond asset classes and generate capital appreciation by investing the Fund's assets in underlying funds comprised of alternative and non-traditional asset classes or investment strategies such as, but not limited to, absolute return, currency arbitrage, commodities, global macro, managed futures and real estate. In seeking to achieve returns with low correlation to the returns of traditional stock and bond asset classes and to provide capital appreciation, the Advisor uses a quantitative investment methodology with input from current market data to efficiently allocate the Fund's assets across the underlying funds (the "optimization process").The goal of the optimization process is to create the best portfolio, given historical correlations and risks, to achieve the Fund's stated objective. The process applies dynamic constraints that seek to diversify the risks across the underlying funds and avoid a concentration of risk from a single underlying fund's specific risk. The Advisor administers the optimization process on a regular basis in order to rebalance the composition of the underlying funds and adjust underlying fund weights.


COMMODITIES STRATEGY FUND, STRENGTHENING DOLLAR 2X STRATEGY FUND AND WEAKENING DOLLAR 2X STRATEGY FUND. The Advisor's primary objective for the Funds is to correlate with the performance of the index underlying each Fund's benchmark. The Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Weakening Dollar 2x Strategy Fund, the Advisor uses short selling techniques to produce returns that move inversely to the performance of its underlying index.

                                                                   PROSPECTUS 61

REAL ESTATE FUND. In managing the Real Estate Fund, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents the real estate segment of the market. Because an appropriate published index is not available for the Fund, the Advisor has developed its own methodology to construct an objective performance benchmark. The Advisor first identifies the investment universe for the real estate sector, which is defined as companies that derive at least 50% of their assets, gross income or net profits from business activity in the real estate sector. The Advisor then employs a quantitative model to screen companies based on criteria of capitalization, liquidity and correlation. The resulting portfolio is weighted by market capitalization with some modifications to ensure diversification. The Advisor closely monitors the efficacy of this methodology, and makes periodic changes in the composition of the Fund to ensure that it remains a valid representative of the real estate sector.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

62

INVESTING WITH RYDEX:

SHAREHOLDER INFORMATION

H-Class Shares are offered directly through Rydex Fund Services Inc. and also through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. Certain account types may be opened online via the website. For more information on opening an account, call Rydex Client Services at 800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

      MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

      The minimum initial investment amounts for accounts held through a third party (E.G., a brokerage account) are:

            -     $1,000 for retirement accounts

            -     $2,500 for all other accounts

      Accounts held DIRECTLY at Rydex are subject to a minimum account balance of $25,000 FOR NON-MANAGED ACCOUNTS (INCLUDING RETIREMENT ACCOUNTS) and $15,000 FOR ACCOUNTS MANAGED BY FINANCIAL INTERMEDIARIES. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

      To open an IRA account with Rydex directly, you must transfer an existing IRA (or multiple IRAs) in order to meet the minimum investment amount requirements.


      There are no minimum amounts for subsequent investments in the Funds except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures." Rydex reserves the right to modify its minimum account requirements at any time, with or without prior notice to you.

                                                                   PROSPECTUS 63

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

      - You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

      - Attach a copy of the trust document when establishing a trust account.

      - When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

      - You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

      -     BE SURE TO SIGN THE APPLICATION.

      - If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION


This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE or as otherwise permitted by the U.S. Securities and Exchange Commission - the Funds reserve the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The NYSE holiday schedule is included in the SAI and Rydex will post advance notice of early closings at www.rydexinvestments.com.


TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer. The following transaction cut-off times have been estab-

64

lished in order to allow the transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.


METHOD           FUND                                   CUT-OFF TIME
------           ----------------------------------     -----------------------
By Mail          All Funds                                  Market Close

By Phone         Sector Rotation Fund, International
                 Rotation Fund, Absolute Return
                 Strategies Fund, Alternative
                 Strategies Allocation Fund,                Market Close
                 Commodities Strategy Fund, and
                 Hedged Equity Fund

                 Strengthening Dollar 2x Strategy
                 Fund and Weakening Dollar 2x
                 Strategy Fund                          3:45 P.M., Eastern Time

                 Real Estate Fund                       3:30 P.M., Eastern Time

By Internet      Sector Rotation Fund, International
                 Rotation Fund, Absolute Return             Market Close
                 Strategies Fund, Alternative
                 Strategies Allocation Fund,
                 Commodities Strategy Fund, and
                 Hedged Equity Fund

                 Strengthening Dollar 2x Strategy
                 Fund and Weakening Dollar 2x
                 Strategy Fund                          3:50 P.M., Eastern Time


                 Real Estate                            3:45 P.M., Eastern Time

By Financial
Intermediary     All Funds                                  Market Close *

* EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE DIFFERENT CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.

EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

                                                                   PROSPECTUS 65

      CALCULATING NAV

      The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable redemption fees.

      Each Fund calculates its NAV by:

      -     Taking the current market value of its total assets

      -     Subtracting any liabilities

      - Dividing that amount by the total number of shares owned by shareholders


      The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE - the Funds will calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI. For more information on these early closings, please call 800.820.0888 or visit the Rydex web site
      - www.rydexinvestments.com.

      In calculating NAV, the Funds, except for the International Rotation Fund, Alternative Strategies Allocation Fund, and Commodities Strategy Fund, generally value their investment portfolios based on the market price of the securities as of the time the Funds determine NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV. The Alternative Strategies Allocation Fund generally values shares of the underlying funds at their NAV and other investments at market prices. Similarly, the Commodities Strategy Fund will regularly value its investments in structured notes at fair value and other investments at market prices.

      The International Rotation Fund generally values its assets at fair value using procedures approved by the Board of Trustees because of the time difference between the close of the relevant foreign exchanges and the time the Fund prices its shares at the close of the NYSE. As such, the value assigned to the Fund's securities may not be the quoted or published prices of those securities on their primary markets or exchanges.

66

      The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.


      The underlying funds in which the Alternative Strategies Allocation Fund invests have transaction cut-off times that are prior to the Fund's transaction cut-off time. Accordingly, on a daily basis, the Fund's purchase, sale or exchange of underlying fund shares may not occur until the close of normal trading on the NYSE the day after the initial purchase order is entered. The resulting delay may have a negative impact on the performance of the Fund.


      More information about the valuation of the Funds' holdings can be found in the SAI.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

BUYING FUND SHARES

The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order. Certain Funds charge a 1.00% redemption fee on redemptions of shares made within thirty (30) days

                                                                   PROSPECTUS 67

of the date of purchase. See "Frequent Trading Purchases and Redemptions of Fund Shares" for more information.

PURCHASE PROCEDURES


The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds. Any payment instrument refused will generally be returned to you within twenty-four (24) hours of Rydex's refusal to accept such instrument, but in no event later than seventy-two (72) hours after such refusal.


Retirement contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.

You may buy shares and send your purchase proceeds by any of the following methods:

68

BY MAIL

IRA AND OTHER RETIREMENT ACCOUNTS REQUIRE ADDITIONAL PAPERWORK.

CALL RYDEX CLIENT SERVICES TO REQUEST A RETIREMENT ACCOUNT INVESTOR APPLICATION KIT.

       INITIAL PURCHASE                         SUBSEQUENT PURCHASES
-------------------------------   ------------------------------------------
Complete the account              Complete the Rydex investment slip
application that corresponds to   included with your quarterly statement
the type of account you are       or send written purchase instructions that
opening.                          include:

-  MAKE SURE TO DESIGNATE THE     - YOUR NAME
   RYDEX FUND(S) YOU WANT TO
   PURCHASE.                      - YOUR SHAREHOLDER ACCOUNT NUMBER

-  MAKE SURE YOUR INVESTMENT      - THE RYDEX FUND(S) YOU WANT TO PURCHASE.
   MEETS THE ACCOUNT MINIMUM.

                  Make your check payable to RYDEX INVESTMENTS.

      Your check must be drawn on a U.S. bank and payable in U.S. Dollars.

    Include the name of the Rydex Fund(s) you want to purchase on your check.

        IF YOU DO NOT SPECIFY WHICH RYDEX FUND(s) YOU WANT TO PURCHASE,
      YOUR INVESTMENT WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY
            MARKET FUND, WHICH IS OFFERED IN A SEPARATE PROSPECTUS.

    Mail your application and             Mail your written purchase
             check to:                    instructions and check to:
-------------------------------   ------------------------------------------

MAILING ADDRESS:
Rydex Investments
Attn: Ops. Dept.
9601 Blackwell Road, Suite 500
Rockville, MD 20850

                                                                   PROSPECTUS 69

BY WIRE

RYDEX CLIENT SERVICES PHONE NUMBER: 800.820.0888 OR 301.296.5406

         INITIAL PURCHASE                   SUBSEQUENT PURCHASES
----------------------------------   -----------------------------------
Submit new account paperwork,        Be sure to designate in your wire
and then call Rydex to obtain        instructions the Rydex Fund(s) you
your account number.                 want to purchase.

-  MAKE SURE TO DESIGNATE THE
   RYDEX FUND(s) YOU WANT TO
   PURCHASE.

-  MAKE SURE YOUR INVESTMENT
   MEETS THE ACCOUNT MINIMUM.

To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order, YOU MUST CALL RYDEX CLIENT SERVICES AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE TRANSACTION CUT-OFF TIME FOR THE RYDEX FUND(s) YOU ARE PURCHASING:

-   Account Number

-   Fund Name

-   Amount of Wire

-   Fed Wire Reference Number (upon request)

You will receive a confirmation number to verify that your purchase order has been accepted.

     IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING WIRE, YOUR PURCHASE ORDER WILL NOT BE PROCESSED UNTIL THE BUSINESS DAY FOLLOWING THE
                              RECEIPT OF THE WIRE.

WIRE INSTRUCTIONS:
U.S. Bank
Cincinnati, OH
Routing Number: 0420-00013
For Account of: Rydex Investments
Account Number: 48038-9030
[Your Name]
[Your shareholder account number]

IF YOU DO NOT SPECIFY THE RYDEX FUND(s) YOU WANT TO PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET FUND, WHICH IS OFFERED IN A SEPARATE PROSPECTUS.

70

BY ACH (FAX)

RYDEX FAX NUMBER: 301.296.5103

          INITIAL PURCHASE                          SUBSEQUENT PURCHASES
------------------------------------    --------------------------------------------
Submit new account paperwork, and       SUBSEQUENT PURCHASES MADE VIA ACH MUST BE A
then call Rydex to obtain your          MINIMUM OF $50. To make a subsequent
account number. Be sure to complete     purchase send written purchase instructions
the "Electronic Investing via           that include:
("ACH")" section. Then, fax it
to Rydex (ONLY Individual,              -   YOUR NAME
Joint and UGMA/UTMA
accounts may be opened by               -   YOUR SHAREHOLDER ACCOUNT NUMBER
fax).
                                        -   THE RYDEX FUND(S) YOU WANT TO PURCHASE

-   MAKE SURE TO INCLUDE A LETTER OF    -   ACH BANK INFORMATION (IF NOT ON RECORD).
    INSTRUCTION REQUESTING THAT WE
    PROCESS YOUR PURCHASE BY ACH.

-   MAKE SURE TO DESIGNATE THE
    RYDEX FUND(S) YOU WANT TO
    PURCHASE.

-   MAKE SURE YOUR INVESTMENT
    MEETS THE ACCOUNT MINIMUM.

BY ACH (INTERNET) Follow the directions on the Rydex web site
- www.rydexinvestments.com

CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

   - if your bank does not honor your check for any reason o if the transfer agent (Rydex) does not receive your wire transfer

   -   if the transfer agent (Rydex) does not receive your ACH transfer

   -   if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(s) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(s) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(s) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

                                                                   PROSPECTUS 71

SELLING FUND SHARES


The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the Funds' next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent or your financial intermediary. Certain Funds charge a 1.00% redemption fee on redemptions of shares made within thirty (30) days of the date of purchase. See "Frequent Purchases and Redemptions of Fund Shares" for more information.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the U.S. Securities and Exchange Commission. The Funds reserve the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If a Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.


REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send redemption orders to Rydex by:

    MAIL          Rydex Investments
                  Attn: Ops. Dept.
                  9601 Blackwell Road, Suite 500
                  Rockville, MD 20850

    FAX           301.296.5103

                  If you send your redemption order by fax, you must call Rydex
                  Client Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.

  TELEPHONE       800.820.0888 or 301.296.5406 (not available for retirement accounts)

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

      -     your name

      -     your shareholder account number

72

      -     Fund name(s)

      -     dollar amount or number of shares you would like to sell

      - whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

      - signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically, via ACH, or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

                                                                   PROSPECTUS 73

      SIGNATURE GUARANTEES

      Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Funds may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES


Unlike most mutual funds, the Real Estate Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund offer unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of H-Class Shares of any Rydex Fund for H-Class Shares (or Investor Class Shares or Advisor Class Shares, if applicable) of any other Rydex Fund on the basis of the respective NAVs of the shares involved. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent or your financial intermediary prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" for additional information. The exchange privilege may be modified or discontinued at any time.


EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send exchange requests to Rydex by:

74

     MAIL         Rydex Investments
                  Attn: Ops. Dept.
                  9601 Blackwell Road, Suite 500
                  Rockville, MD 20850

     FAX          301.296.5101

                  If you send your exchange request by fax, you must call
                  Rydex Client Services at 800.820.0888 to verify that your fax was received and when it will be processed.

  TELEPHONE       800.820.0888 OR 301.296.5406

   INTERNET       Follow the directions on the Rydex web site  - www.rydexinvestments.com

Whether you transmit your exchange request by mail, fax, telephone or inter-net, you must include the following information in your exchange request:

      -     your name

      -     your shareholder account number

      - Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

      - dollar amount, number of shares or percentage of Fund position involved in the exchange

      - signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS


On any Business Day, investors may make exchanges of H-Class Shares of the Funds for H-Class Shares (or Investor Class Shares or Advisor Class Shares, if applicable) of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING

                                                                   PROSPECTUS 75

PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS, INCLUDING THE SECTOR ROTATION FUND, ABSOLUTE RETURN STRATEGIES FUND, ALTERNATIVE STRATEGIES ALLOCATION FUND, COMMODITIES STRATEGY FUND AND HEDGED EQUITY FUND DO NOT ALLOW UNLIMITED TRADING. SEE "FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES" FOR MORE INFORMATION. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.


RYDEX ACCOUNT POLICIES

SHAREHOLDER IDENTIFICATION AND VERIFICATION


Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while they are in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.


Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Funds or in cases when the Funds are requested or compelled to do so by gov-

76

ernmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, and to obtain the appropriate forms, please visit the Rydex web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your financial intermediary's name, and you want to transfer the registration to another financial intermediary or want the shares registered in your name, then you should contact your financial intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (E.G., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

                                                                   PROSPECTUS 77

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Funds' transfer agent for services associated with the following:


      - $15 for wire transfers of redemption proceeds under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver

      -     $50 on purchase checks returned for insufficient funds

      - $25 to stop payment of a redemption check within 10 Business Days of the settlement date

      - $15 for standard overnight packages (fee may be higher for special delivery options)

      -     $25 for bounced drafts or ACH transactions

      -     $15 per year for low balance accounts

      - The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee (and any unpaid annual maintenance fee) will be deducted from the proceeds of your redemption. You may pay the

78

annual maintenance fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted from your account.

ACCOUNT FEE WAIVERS


The following fees will be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged: the annual maintenance fee for retirement accounts; and the wire transfer charge of $15 for wire redemptions less than $5,000. Additionally, the wire transfer charge of $15 for wire redemptions less than $5,000 will be waived for accounts that are held directly through the Funds' transfer agent that also have an adviser.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES


FREQUENT TRADING POLICY. Because the Real Estate Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

Unlike most other Rydex Funds, the Sector Rotation Fund, International Rotation Fund, Absolute Return Strategies Fund, Alternative Strategies Allocation Fund, Commodities Strategy Fund, and Hedged Equity Fund are not suitable for purchase by active investors. The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet

                                                                   PROSPECTUS 79

redemption requests, and experiencing increased transaction costs. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Funds.

REDEMPTION FEE POLICY. In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of same, the Board of Trustees has approved a 1.00% redemption fee to be imposed uniformly on all Sector Rotation, International Rotation, Absolute Return Strategies, Alternative Strategies Allocation, Commodities Strategy, and Hedged Equity Fund shares redeemed within thirty (30) days of the date of purchase (including shares of the Funds that are acquired through an exchange) subject to the limitations discussed below. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the applicable Fund. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of the Funds have been held, the Funds assume that shares held by the investor the longest period of time will be sold first. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Funds on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Funds request that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the applicable Fund. However, the Funds recognize that due to operational and system limitations, intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Funds'. Therefore, to the extent that financial intermediaries are unable to collect the redemption fee, the Funds may not be able to defray the expenses associated with short-term trades made by that financial intermediary's customers.

REDEMPTION FEE WAIVERS. The Sector Rotation Fund, International Rotation Fund, Absolute Return Strategies Fund, Alternative Strategies Allocation Fund, Commodities Strategy Fund, and Hedged Equity Fund reserve the right to waive the redemption fee in their discretion where either the Funds believe such waiver is in the best interests of the Funds, including, but not limited to, certain categories of redemptions that the Funds reasonably believe may not raise frequent trading or market timing concerns or where the financial intermediary's processing systems are unable to properly apply the redemption fee. These categories currently include (i) participants in certain group retirement plans or group annuity contracts whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as

80

required by law or by regulatory authorities; (iv) systematic redemptions; (v) retirement loans and withdrawals; (vi) redemptions in accounts participating in certain approved asset allocation programs; and (vii) transactions by certain qualified fund of funds. A qualified fund of fund(s) is a mutual fund or other collective investment vehicle that either applies the Funds' frequent trading and/or redemption fee policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the Rydex Funds' Chief Compliance Officer. Qualified fund of funds include fund of fund(s) advised by the Advisor.

For purposes of applying the Funds' policies, the Advisor may consider the trading history of accounts under common ownership or control. In addition, the Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Advisor reasonably believes that the trading activity would be harmful or disruptive to the Funds. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above.

RIGHTS RESERVED BY THE FUNDS

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

                                                                   PROSPECTUS 81

DISTRIBUTION AND SHAREHOLDER SERVICES


The Funds have adopted a Distribution Plan and a Shareholder Services Plan with respect to H-Class Shares that allows the Funds to pay distribution and/or services fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution and/or shareholder services ("Service Providers"). The Funds (except for the Alternative Strategies Allocation Fund) will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940. If a Service Provider provides shareholder services, the Funds will pay service fees to the Distributor at an annual rate not to exceed 0.25% of the average daily net assets of a Fund. The Distributor will, in turn, pay the Service Provider for the services it provides. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

The Alternative Strategies Allocation Fund generally does not pay distribution fees to the Distributor, which may not exceed 0.25% of the average daily net assets of the Fund. Instead, the Fund invests in underlying funds that have a distribution plan that allows the underlying funds to pay distribution fees to the Distributor and Service Providers. The underlying funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, under Rule 12b-1 under the Investment Company Act of 1940. If a Service Provider provides distribution or shareholder services, the Distributor generally will, in turn, pay the Service Provider for the services it provides at an annual rate not to exceed 0.25% of the average daily net assets of the Fund. Because the underlying funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.


COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's rela-

82

tionship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

                                                                   PROSPECTUS 83

TAX STATUS OF DISTRIBUTIONS

      - Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

      - The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.

      - Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

      - Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

      - Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

      - Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

      - Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

      - Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

      - A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

      - If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

      - With respect to investments by the Absolute Return Strategies, Hedged Equity and Sector Rotation Funds, some foreign governments levy withholding taxes against dividend and interest income. Although in some

84

            countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in these Funds. In addition, these Funds may be able to pass along a tax credit for foreign income taxes that they pay. A Fund will provide you with the information necessary to reflect foreign taxes paid on your income tax return if it makes this election.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR


PADCO Advisors, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee for the fiscal year ended March 31, 2008 at an annualized rate based on the average daily net assets of each Fund, as set forth below:

                                                                   PROSPECTUS 85

                                                      ADVISORY
FUND                                                    FEE
----                                                  --------
SECTOR ROTATION....................................     0.90%
INTERNATIONAL ROTATION.............................     0.90%
ABSOLUTE RETURN STRATEGIES.........................     1.15%
ALTERNATIVE STRATEGIES ALLOCATION..................     NONE
COMMODITIES STRATEGY...............................     0.43% *
HEDGED EQUITY......................................     1.15%
REAL ESTATE........................................     0.85%
STRENGTHENING DOLLAR 2x STRATEGY...................     0.90%
WEAKENING DOLLAR 2x STRATEGY.......................     0.90%

* EFFECTIVE MAY 1, 2008, RYDEX CONTRACTUALLY AGREED TO CONTINUE TO WAIVE ITS MANAGEMENT FEE TO THE EXTENT NECESSARY TO LIMIT THE ORDINARY OPERATING EXPENSES OF THE H-CLASS SHARES OF THE FUND (BUT EXCLUDING INTEREST EXPENSES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) TO NOT MORE THAN 1.20% PER ANNUM OF THE AVERAGE MONTHLY NET ASSETS OF THE FUND (THE "CONTRACTUAL FEE WAIVER"). THE CONTRACTUAL FEE WAIVER MAY NOT BE MODIFIED OR ELIMINATED PRIOR TO AUGUST 1, 2009, EXCEPT WITH THE APPROVAL OF THE BOARD OF TRUSTEES. THERE IS NO GUARANTEE THAT THE CONTRACTUAL FEE WAIVER WILL CONTINUE BEYOND AUGUST 1, 2009.

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.


As part of its agreement with the Trust, the Advisor will pay all expenses of the Absolute Return Strategies Fund, Alternative Strategies Allocation Fund and Hedged Equity Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, taxes

86

(expected to be de minimis), brokerage commissions and other expenses connected with execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement is available in the Funds' September 30, 2007 Semi-Annual Report to Shareholders, which covers the period April 1, 2007 to September 30, 2007.

INVESTMENT SUB-ADVISOR

Valu-Trac Investment Management Limited, an SEC registered investment adviser, is located in Orton, Fochabers, Moray, Scotland, UK IV32 7QE, and serves as investment sub-advisor to the International Rotation Fund. The Sub-Advisor, a wholly-owned subsidiary of Valu-Trac Limited, specializes in international investments and is responsible for the development and on-going maintenance of the investment management strategy utilized by the Fund. Since 1989, the Sub-Advisor has provided investment advisory services to individuals, employee benefit plans, trusts and corporations.

A discussion regarding the basis for the Board's August 2007 approval of the International Rotation Fund's investment sub-advisory agreement is available in the Fund's September 30, 2007 Semi-Annual Report to Shareholders, which covers the period April 1, 2007 to September 30, 2007.


PORTFOLIO MANAGEMENT


Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of six investment professionals that are responsible for overseeing different functions within the Portfolio Department. Including Mr. Byrum, those members include Michael Dellapa as the Director of Alternative Investment Strategies, Ryan Harder as Senior Portfolio Manager, Douglas Holmes as the Director of Stock Selection and Asset Allocation, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 15 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following four individuals are jointly and primarily responsible for the management of the Funds.

                                                                   PROSPECTUS 87

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa, Harder, and Holmes. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, and helped to create the Sector Funds, all of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

MICHAEL J. DELLAPA, CFA, CAIA, Director of Alternative Investment Strategies - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, including the Absolute Return Strategies Fund and the Hedged Equity Fund. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became the Director of Alternative Investment Strategies. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund, except for the International Rotation Fund and Alternative Strategies Allocation Fund, since September 2005. He has co-managed the International Rotation Fund and Alternative Strategies Allocation Fund since each Fund's inception.

88

RYAN A. HARDER, CFA, Senior Portfolio Manager - Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Absolute Return Strategies, Hedged Equity, High Yield Strategy and Inverse High Yield Strategy Funds, some of which are offered in a separate prospectus. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed each Fund, except for the Alternative Strategies Allocation Fund, since March 2008. He has co-managed the Alternative Strategies Allocation Fund since its inception.

DOUGLAS HOLMES, CFA, Director of Stock Selection and Asset Allocation - As the Director of Stock Selection and Asset Allocation, Mr. Holmes oversees the development and daily maintenance of the stock selection and asset allocation methodologies employed by the Rydex Funds. While Mr. Holmes is involved in the management of all of the Rydex Funds, he focuses on the management of the Alternative Investment, Essential Portfolio and Sector Funds, some of which are offered in a separate prospectus. Mr. Holmes first became associated with Rydex as a consultant in September 2004. In October 2005, Mr. Holmes accepted a permanent position as the Strategic Advisor and in September 2007 was named the Director of Stock Selection and Asset Allocation. Mr. Holmes has been a member of the ILT since its inception. Prior to his association with Rydex, Mr. Holmes was a 20-year veteran of State Street Global Advisors as the department head of the US Indexing Department, the US Active Department, and finally the Global Enhanced Department. He holds a BS degree in mathematics from Northeastern University. Mr. Holmes has co-managed each Fund, except for the Alternative Strategies Allocation Fund, since March 2008. He has co-managed the Alternative Strategies Allocation Fund since its inception.


Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

                                                                   PROSPECTUS 89

FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years (or, if shorter, the period of operations of the Funds' H-Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended March 31, 2008 and 2007 has been audited by

                                                                      NET
                                                                    INCREASE
                                                 NET REALIZED      (DECREASE)
                        NET ASSET      NET           AND          IN NET ASSET    DISTRIBUTION   DISTRIBUTIONS
                          VALUE,    INVESTMENT    UNREALIZED          VALUE         FROM NET       FROM NET
                        BEGINNING     INCOME    GAINS (LOSSES)   RESULTING FROM    INVESTMENT      REALIZED          TOTAL
YEAR ENDED              OF PERIOD    (LOSS)+    ON INVESTMENTS     OPERATIONS        INCOME          GAINS       DISTRIBUTIONS
----------              ---------   ----------  --------------   --------------   ------------   -------------   -------------
SECTOR ROTATION FUND H-CLASS
   MARCH 31, 2008         14.12       (.02)            .31                .29             --            (.93)           (.93)
   March 31, 2007         14.18       (.02)            .40                .38             --            (.44)           (.44)
   March 31, 2006         11.12       (.03)           3.09               3.06             --              --              --
   March 31, 2005         10.45       (.03)            .70                .67             --              --              --
   March 31, 2004          7.58       (.09)           2.96               2.87             --              --              --

INTERNATIONAL ROTATION FUND H-CLASS
   MARCH 31, 2008 *       25.00        .45           (1.95)             (1.50)          (.41)           (.24)           (.65)

ALTERNATIVE STRATEGIES ALLOCATION FUND H-CLASS
   MARCH 31, 2008 *       25.00         -- @          (.16)              (.16)            --              --              --

ABSOLUTE RETURN STRATEGIES FUND H-CLASS
   MARCH 31, 2008         26.46        .58           (1.53)              (.95)          (.79)           (.09)           (.88)
   March 31, 2007         25.53        .72             .80               1.52           (.38)           (.22)           (.60)
   March 31, 2006 *       25.00        .29             .25                .54           (.07)             --            (.07)

COMMODITIES STRATEGY FUND H-CLASS
   MARCH 31, 2008         23.81        .60            8.30               8.90           (.22)             --            (.22)
   March 31, 2007         27.29        .77           (4.28)             (3.51)            --              --              --
   March 31, 2006 *       25.00        .61            1.68               2.29             --              --              --

HEDGED EQUITY FUND H-CLASS
   MARCH 31, 2008         26.30        .68           (2.95)             (2.27)         (1.09)           (.03)          (1.12)
   March 31, 2007         25.86        .81             .65               1.46           (.52)           (.51)          (1.03)
   March 31, 2006 *       25.00        .26             .65                .91           (.09)             --            (.09)

* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 25, 2005 -- COMMODITIES STRATEGY FUND H-CLASS; SEPTEMBER 19, 2005 -- ABSOLUTE RETURN STRATEGIES FUND H CLASS AND HEDGED EQUITY FUND H-CLASS; AUGUST 31, 2007 -- INTERNATIONAL ROTATION FUND H CLASS; MARCH 7, 2008 -- ALTERNATIVE STRATEGIES ALLOCATION FUND H-CLASS..

**    ANNUALIZED

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

90

Ernst & Young LLP, whose report, along with the financial statements and related notes, appear in the Funds' 2008 Annual Report. The information for each of the periods through March 31, 2006 was audited by a predecessor independent registered public accounting firm. The 2008 Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2008 Annual Report is incorporated by reference in the SAI.

                                                                    RATIOS TO
                                                               AVERAGE NET ASSETS:
                                                ----------------------------------------------
                   NET                                                                                             NET
                INCREASE      NET                                                                                ASSETS,
               (DECREASE)    ASSET                                                      NET                      END OF
REDEMPTION        IN        VALUE,    TOTAL                                          INVESTMENT    PORTFOLIO     PERIOD
   FEES        NET ASSET    END OF  INVESTMENT   TOTAL         NET      OPERATING      INCOME      TURNOVER      (000'S
COLLECTED        VALUE      PERIOD   RETURN+++  EXPENSES     EXPENSES   EXPENSES       (LOSS)        RATE       OMITTED)
----------     ---------   -------  ----------  --------     --------   ---------    ----------    ---------    ---------
     .01          (.63)      13.49      1.50%     1.65%        1.65%      1.65%          (0.13)%      278%         178,949
      -- @        (.06)      14.12      2.81%     1.65%        1.65%      1.65%          (0.16)%      373%         140,774
      --          3.06       14.18     27.52%     1.66%        1.66%      1.66%          (0.25)%      263%         246,029
      --           .67       11.12      6.41%     1.64%        1.64%      1.64%          (0.31)%      262%          56,725
      --          2.87       10.45     37.86%     1.66%        1.66%      1.66%          (0.88)%      253%          86,677

     .09         (2.06)      22.94     (5.89)%    1.75% **     1.75% **   1.75% **        3.19% **    160%          13,775

      --          (.16)      24.84     (0.64)%    0.00% **#    0.00% **#  0.00% **#       0.12% **     --            3,893

      -- @       (1.83)      24.63     (3.71)%    1.95%        1.95%      1.39% ++        2.21%       509%         141,483
     .01           .93       26.46      6.09%     1.90%        1.90%      1.40% ++        2.78%       298%         176,187
     .06           .53       25.53      2.40%     1.83% **     1.83% **   1.41% ++**      2.18% **    127%          30,796

     .17          8.85       32.66     38.39%     1.51%        1.19%      1.19%           2.10%       405%         124,886
     .03         (3.48)      23.81    (12.75)%    1.49%        1.20%      1.20%           2.99%       672%          35,062
      --          2.29       27.29      9.16%     1.57% **     1.57% **   1.57% **        2.56% **     --           29,028

      -- @       (3.39)      22.91     (8.97)%    2.03%        2.03%      1.40% ++        2.63%       433%          16,663
     .01           .44       26.30      5.86%     2.13%        2.13%      1.41% ++        3.14%       282%          28,947
     .04           .86       25.86      3.81%     2.07% **     2.07% **   1.41% ++**      1.96% **    159%          17,321

++    OPERATING EXPENSES EXCLUDE SHORT DIVIDENDS EXPENSE.

+++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

# DUE TO THE LIMITED LENGTH OF FUND OPERATIONS, EXPENSE RATIOS FOR THIS PERIOD ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

@     LESS THAN $.01 PER SHARE

                                                                   PROSPECTUS 91

                                                                     NET
                                                                   INCREASE
                                                 NET REALIZED     (DECREASE)
                         NET ASSET      NET          AND         IN NET ASSET     DISTRIBUTIONS    DISTRIBUTIONS
                           VALUE,   INVESTMENT    UNREALIZED        VALUE           FROM NET        FROM NET
                         BEGINNING    INCOME    GAINS (LOSSES)  RESULTING FROM     INVESTMENT       REALIZED          TOTAL
YEAR ENDED               OF PERIOD    (LOSS)+   ON INVESTMENTS    OPERATIONS         INCOME          GAINS         DISTRIBUTIONS
----------               ---------  ----------  --------------  --------------    ------------   ----------------  -------------
REAL ESTATE FUND H-CLASS
   MARCH 31, 2008        $  42.14      $ .53     $ (10.04)         $  (9.51)        $  (.23)         $    --         $  (.23)
   March 31, 2007           36.47        .54         5.42              5.96            (.17)            (.12)           (.29)
   March 31, 2006           27.85        .57         8.25              8.82              --             (.20)           (.20)
   March 31, 2005           26.65        .58          .77              1.35            (.03)            (.12)           (.15)
   March 31, 2004*          25.00        .10         1.55              1.65              --               --              --
STRENGTHENING DOLLAR 2X STRATEGY FUND H-CLASS
   MARCH 31, 2008           25.33        .57        (6.07)            (5.50)             --               --              --
   March 31, 2007           27.71        .90        (3.28)            (2.38)             --               --              --
   March 31, 2006*          25.00        .51         2.33              2.84            (.13)              --            (.13)
WEAKENING DOLLAR 2X STRATEGY FUND H-CLASS
   MARCH 31, 2008           26.18       0.68         7.17              7.85           (4.78)            ( --) @        (4.78)
   March 31, 2007           22.69        .90         2.59              3.49              --               --              --
   March 31, 2006*          25.00        .49        (2.66)            (2.17)           (.14)              --            (.14)

* SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004 -- REAL ESTATE FUND H-CLASS; MAY 25, 2005 -- STRENGTHENING DOLLAR 2X STRATEGY FUND H-CLASS AND WEAKENING DOLLAR 2X STRATEGY FUND H-CLASS.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

+++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

@     LESS THAN $.01 PER SHARE

92

                                                  RATIOS TO
                                              AVERAGE NET ASSETS:
                                     -------------------------------------
                  NET                                                                      NET
                INCREASE       NET                                                       ASSETS,
               (DECREASE)     ASSET                                NET                   END OF
REDEMPTION         IN        VALUE,    TOTAL                    INVESTMENT  PORTFOLIO    PERIOD
   FEES        NET ASSET     END OF  INVESTMENT      TOTAL        INCOME    TURNOVER     (000'S
 COLLECTED       VALUE       PERIOD  RETURN +++     EXPENSES      (LOSS)      RATE      OMITTED)
----------     ----------   -------  ----------     --------    ----------  ---------    --------
$   --         $   (9.74)   $ 32.40    (22.60)%      1.64%        1.43%         832%     $ 14,140
    --              5.67      42.14     16.34%       1.62%        1.35%         762%       25,784
    --              8.62      36.47     31.74%       1.59%        1.78%       1,304%       49,591
    --              1.20      27.85      5.06%       1.58%        2.08%       1,773%        8,186
    --              1.65      26.65      6.60%       1.61% **     3.83% **      102%       75,916

    --             (5.50)     19.83    (21.71)%      1.66%        2.44%          --        29,011
    --             (2.38)     25.33     (8.59)%      1.66%        3.47%          --        11,946
    --              2.71      27.71     11.35%       1.66% **     2.19% **       --         7,270

    --              3.07      29.25     32.41%       1.67%        2.45%          --       103,867
    --              3.49      26.18     15.38%       1.65%        3.60%          --       110,480
    --             (2.31)     22.69     (8.69)%      1.68% **     2.53% **       --        51,710

                                                                   PROSPECTUS 93

INDEX PUBLISHERS INFORMATION

THE NEW YORK BOARD OF TRADE AND STANDARD & POOR'S (THE "INDEX PUBLISHERS") DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE ANY RYDEX FUND AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC, REGARDING:

      -     THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

      -     THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

      - THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

      - THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

      - THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, NONE OF THE INDEX PUBLISHERS:

      -     RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER
            SECURITIES;

      - HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS, INCLUDING CALCULATION OF NAV;

      - HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

      - CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

      - WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

      - WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

"NEW YORK BOARD OF TRADE," "NYBOT," "THE U.S. DOLLAR INDEX," AND "USDX," ARE TRADEMARKS OR SERVICE MARKS OF THE BOARD OF TRADE OF THE CITY OF NEW YORK, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX INVESTMENTS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY THE NEW YORK BOARD OF TRADE AND THE NEW YORK BOARD OF TRADE MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

94


ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED AUGUST 1, 2008. THE SAI HAS BEEN FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE U.S. SECURITIES AND EXCHANGE COMMISSION MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE U.S. SECURITIES AND EXCHANGE COMMISSION PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE U.S. SECURITIES AND EXCHANGE COMMISSION BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO:
U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE U.S. SECURITIES AND EXCHANGE COMMISSION AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.


YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUNDS OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S U.S. SECURITIES AND EXCHANGE COMMISSION REGISTRATION NUMBER IS 811-07584.

[RYDEXINVESTMENTS LOGO]

      9601 Blackwell Road - Suite 500 - Rockville, MD 20850 800.820.0888 - www.rydexinvestments.com

      RSAH-1-0808x0809

                                                              RYDEX SERIES FUNDS

                            A-CLASS AND C-CLASS SHARES PROSPECTUS AUGUST 1, 2008

                                                            DOMESTIC EQUITY FUND
                                                                 SECTOR ROTATION

                                                       INTERNATIONAL EQUITY FUND
                                                          INTERNATIONAL ROTATION

                                                    ALTERNATIVE INVESTMENT FUNDS
                                                      ABSOLUTE RETURN STRATEGIES
                                               ALTERNATIVE STRATEGIES ALLOCATION
                                                            COMMODITIES STRATEGY
                                                                   HEDGED EQUITY
                                                                     REAL ESTATE
                                                STRENGTHENING DOLLAR 2x STRATEGY
                                                    WEAKENING DOLLAR 2x STRATEGY

                                                         [RYDEXINVESTMENTS LOGO]

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

DOMESTIC EQUITY FUND
   SECTOR ROTATION FUND....................................................   2
INTERNATIONAL EQUITY FUND
   INTERNATIONAL ROTATION FUND.............................................   3
ALTERNATIVE INVESTMENT FUNDS
   ABSOLUTE RETURN STRATEGIES FUND.........................................   5
   ALTERNATIVE STRATEGIES ALLOCATION FUND..................................   8
   COMMODITIES STRATEGY FUND...............................................  12
   HEDGED EQUITY FUND......................................................  14
   REAL ESTATE FUND........................................................  16
   STRENGTHENING DOLLAR 2X STRATEGY FUND...................................  17
   WEAKENING DOLLAR 2X STRATEGY FUND.......................................  19
PRINCIPAL RISKS OF INVESTING IN THE FUNDS..................................  21
DESCRIPTIONS OF PRINCIPAL RISKS............................................  23
FUND PERFORMANCE...........................................................  39
FUND FEES AND EXPENSES.....................................................  47
MORE INFORMATION ABOUT THE FUNDS...........................................  53
BENCHMARKS AND INVESTMENT METHODOLOGY......................................  53
SHAREHOLDER INFORMATION....................................................  63
TRANSACTION INFORMATION....................................................  64
SALES CHARGES..............................................................  67
   A-CLASS SHARES..........................................................  67
   C-CLASS SHARES..........................................................  70
BUYING FUND SHARES.........................................................  71
SELLING FUND SHARES........................................................  75
EXCHANGING FUND SHARES.....................................................  77
RYDEX ACCOUNT POLICIES.....................................................  79
DISTRIBUTION AND SHAREHOLDER SERVICES......................................  85
DIVIDENDS AND DISTRIBUTIONS................................................  86
TAX INFORMATION............................................................  87
MANAGEMENT OF THE FUNDS....................................................  89
FINANCIAL HIGHLIGHTS.......................................................  95
INDEX PUBLISHERS INFORMATION............................................... 101
ADDITIONAL INFORMATION..................................................... 102

                                                                    PROSPECTUS 1

                               RYDEX SERIES FUNDS
                                 A-CLASS SHARES
                                 C-CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 - 301.296.5100 - WWW.RYDEXINVESTMENTS.COM

DOMESTIC EQUITY FUND
INTERNATIONAL EQUITY FUND
ALTERNATIVE INVESTMENT FUNDS

Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds). This Prospectus decribes the following funds (the "Funds"), which are grouped into the following categories:

DOMESTIC EQUITY FUND - Sector Rotation Fund

INTERNATIONAL EQUITY FUND - International Rotation Fund

ALTERNATIVE INVESTMENT FUNDS - Absolute Return Strategies Fund, Alternative Strategies Allocation Fund, Commodities Strategy Fund, Hedged Equity Fund, Real Estate Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund

The Funds are advised by PADCO Advisors, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor"). In addition, the International Rotation Fund is sub-advised by Valu-Trac Investment Management Limited ("Valu-Trac" or the "Sub-Advisor").

A-Class Shares and C-Class Shares of the Funds are sold through broker-dealers and other financial institutions ("financial intermediaries") whose clients take part in certain asset allocation investment programs. Investors may exchange shares of the Funds through their financial intermediary or directly through the Rydex web site - www.rydexinvestments.com - or over the phone. UNLIKE MOST OTHER RYDEX FUNDS, THE SECTOR ROTATION FUND, INTERNATIONAL ROTATION FUND, ABSOLUTE RETURN STRATEGIES FUND, ALTERNATIVE STRATEGIES ALLOCATION FUND, COMMODITIES STRATEGY FUND AND HEDGED EQUITY FUND ARE INTENDED FOR LONG-TERM INVESTMENT PURPOSES ONLY, AND ARE NOT SUITABLE FOR PURCHASE BY ACTIVE INVESTORS.


RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

      -     MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

      -     ARE NOT FEDERALLY INSURED

      -     ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

      -     ARE NOT BANK DEPOSITS

      -     ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

2

SECTOR ROTATION FUND

A-CLASS (RYAMX)                                                  C-CLASS (RYISX)

FUND OBJECTIVE


The Sector Rotation Fund seeks long-term capital appreciation. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Sector Rotation Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty-three different industries based on several measures of momentum including price momentum. The Fund then invests in the common stock of the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, including small, mid, and large-capitalization securities, such as U.S. traded common stocks and American Depositary Receipts, but may also invest in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities of companies included in the different sectors or industries that the Fund is seeking exposure to. The Fund may also enter into short sales. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS


The Sector Rotation Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Counterparty Credit Risk

      -     Depositary Receipt Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Foreign Issuer Exposure Risk

      -     Large-Capitalization Securities Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Portfolio Turnover Risk

      -     Short Sales Risk

      -     Small-Capitalization and Mid-Capitalization Securities Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                                                    PROSPECTUS 3

INTERNATIONAL ROTATION FUND

A-CLASS (RYFRX)                                                  C-CLASS (RYFWX)

FUND OBJECTIVE

The International Rotation Fund seeks long term capital appreciation. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The International Rotation Fund seeks to achieve its investment objective by investing in exchange-traded funds, some of which may be affiliated with the Fund, and other financial instruments that: (1) provide exposure to, or closely correlate with, the performance of certain foreign countries included in the MSCI World ex-US Index (the "Index") and (2) have the potential to generate returns, before fees and expenses, in excess to those of the Index. The Index is designed to measure global developed market equity performance, and currently includes securities from the following 22 developed market countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. In addition to exchange-traded funds, the Fund will invest in financial instruments, which primarily consist of swap agreements, futures contracts, and options on securities and currencies, futures contracts, and stock indices, to gain exposure to selected countries included in the Index and to attempt to manage risk associated with such exposure. The Fund also intends to engage in short sales and other similar transactions that provide inverse exposure. The Fund, at times, may also hold U.S. government securities or cash equivalents, such as money market instruments. The percentage of the Fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of Fund shares. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Sub-Advisor selects a set of factors that it believes are indicative of the future value and growth of developed market countries and their respective currencies. The factors are then incorporated into an investment model developed by the Sub-Advisor to produce a ranking of those countries included in the Index that demonstrate the greatest potential for return, as well as the asset allocation among those countries that provides the best opportunity to capture the desired risk and return profile. Based on the results of the model, the Advisor reallocates the Fund's investments to gain exposure to a minimum of 6 and a maximum of 15 of those countries that demonstrate the greatest potential for return, while also managing risk, as predicted by the model. As a result, the Fund's exposure to the countries included in the Index will rotate periodically depending on the

4

rankings and allocations generated by the model. For more information see "Advisor's Investment Methodology."

PRINCIPAL RISKS

The International Rotation Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Currency Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Foreign Issuer Exposure Risk

      -     Investment in Investment Companies Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Portfolio Turnover Risk

      -     Short Sales Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                                                    PROSPECTUS 5

ABSOLUTE RETURN STRATEGIES FUND

A-CLASS (RYMQX)                                                  C-CLASS (RYMRX)

FUND OBJECTIVE


The Absolute Return Strategies Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe. The secondary objective is to achieve these returns with low correlation to, and less volatility than, equity indices. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Absolute Return Strategies Fund pursues multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds, including strategies sometimes referred to as absolute return strategies. In particular, the Fund will pursue those investment strategies that may be replicated through proprietary quantitative style analysis. These investment strategies include, but are not limited to, those described below.


LONG/SHORT EQUITY - Pursuant to a long/short equity investment strategy, portfolio managers seek to profit from investing on both the long and short sides of equity markets. The Advisor seeks to execute this investment strategy by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral value, market neutral capitalization, market neutral growth and market neutral momentum.

EQUITY MARKET NEUTRAL - Pursuant to an equity market neutral investment strategy, portfolio managers seek to profit from exploiting pricing relationships between different equities or related securities while typically hedging exposure to overall equity market movements. The Advisor seeks to execute this strategy by creating portfolios that may include, but are not limited to, one or more of the following directional and/or non-directional positions: market neutral value, market neutral capitalization, market neutral growth, market neutral momentum and market neutral illiquidity premiums.

FIXED INCOME ARBITRAGE - Pursuant to a fixed income arbitrage investment strategy, portfolio managers seek to profit from relationships between different fixed income securities or fixed income and equity securities; leveraging long and short positions in securities that are related mathematically or economically. The Advisor seeks to execute this strategy by creating portfolios that may include, but are not limited to, one or more of the following directional and/or non-directional positions: long fixed income, duration neutral default spreads and convertible arbitrage.

6

MERGER ARBITRAGE - Pursuant to a merger arbitrage investment strategy, portfolio managers invest simultaneously in long and short positions in both companies involved in a merger or acquisition. Risk arbitrageurs typically invest in long positions in the stock of the company to be acquired and short the stock of the acquiring company. The Advisor seeks to execute this investment strategy by creating a portfolio consisting primarily of instruments that provide exposure to merger arbitrage spreads.

GLOBAL MACRO - Pursuant to a global macro strategy, portfolio managers seek to profit from changes in currencies, commodity prices, and market volatility. The Advisor seeks to execute this strategy by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: directional currency trades, directional commodity trades, currency spread trades, and volatility arbitrage spread trades.

Each of these investment strategies may incorporate one or more directional and/or non-directional positions. In general, directional positions seek to benefit from market movement in one direction or the other. In contrast, non-directional positions seek to benefit from both upward and downward movement in one or more markets. The Fund will predominately have a long exposure to directional and non-directional positions. However, there may be times that the Fund will have a short exposure to directional and/or non-directional positions. For more information about directional and non-directional positions, see "Advisor's Investment Methodology."

The Fund may use moderate leverage subject to internally imposed investment constraints designed to limit the amount of loss resulting from such leverage. The Fund's use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate hedge fund portfolio characteristics as well as providing risk diversification.


The Fund may be long or short in a broad mix of financial assets including small, mid, and large-capitalization U.S. and foreign common stocks, currencies, commodities, futures, options, swap agreements, high yield securities, securities of other investment companies, American Depositary Receipts, exchange-traded funds, and corporate debt. The Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

                                                                    PROSPECTUS 7

PRINCIPAL RISKS

The Absolute Return Strategies Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Counterparty Credit Risk

      -     Currency Risk

      -     Depositary Receipt Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Fixed Income Risk

      -     High Yield Risk

      -     Investment in Investment Companies Risk

      -     Large-Capitalization Securities Risk

      -     Leveraging Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Portfolio Turnover Risk

      -     Short Sales Risk

      -     Small-Capitalization and Mid-Capitalization Securities Risk

      -     Trading Halt Risk


Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

8

ALTERNATIVE STRATEGIES
ALLOCATION FUND

A-CLASS (RYFDX)                                                  C-CLASS (RYFFX)

FUND OBJECTIVE

The Alternative Strategies Allocation Fund seeks to deliver a return that has a low correlation to the returns of traditional stock and bond asset classes as well as provide capital appreciation. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to achieve its objective by investing principally in a diversified portfolio of affiliated and un-affiliated funds (the "underlying funds") that represent alternative and non-traditional asset classes and/or strategies in an attempt to deliver low correlation to traditional stock and bond asset classes and long-term positive returns. In managing the Fund, the Advisor will apply a proprietary asset allocation methodology that principally allocates assets among underlying funds that emphasize alternative or non-traditional asset classes or investment strategies (I.E., absolute return, commodities, currency arbitrage, global macro, managed futures and real estate) according to the degree of risk associated with each underlying fund given the market conditions in existence at the time of allocation.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds all of which (except for the Rydex Series Funds Managed Futures Strategy Fund and the PowerShares DB G10 Currency Harvest Fund) are described in more detail in this Prospectus. Please note that the Advisor may change the Fund's asset class allocation and/or strategy allocation, the underlying funds, or weightings without shareholder notice). The Fund may generally invest in each underlying fund without limitation in a manner consistent with the Fund's qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended.

UNDERLYING FUNDS:

RYDEX FUNDS (AFFILIATED UNDERLYING FUNDS)

      Rydex Series Funds Absolute Return Strategies Fund

      Rydex Series Funds Commodities Strategy Fund

      Rydex Series Funds Managed Futures Strategy Fund

      Rydex Series Funds Real Estate Fund

UN-AFFILIATED UNDERLYING FUNDS

      PowerShares DB G10 Currency Harvest Fund

Because the Rydex Series Funds Managed Futures Strategy Fund and the PowerShares DB G10 Currency Harvest Fund are not described in this

                                                                    PROSPECTUS 9

Prospectus, a description is provided below. The summaries are qualified in their entirety by reference to the prospectus and statement of additional information of the Rydex Series Funds Managed Futures Strategy Fund and PowerShares DB G10 Currency Harvest Fund, respectively, which may be obtained by visiting the U.S. Securities and Exchange Commission's website at www.sec.gov. You may also obtain the Rydex Series Funds Managed Futures Strategy Fund prospectus and statement of additional information by calling Rydex Client Services at 800.820.0888 or 301.296.5406, or visiting www.rydexinvestments.com.

MANAGED FUTURES STRATEGY FUND - The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a specific benchmark for measuring trends in the commodity and financial futures markets. The Fund will invest substantially all of its net assets in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the underlying benchmark. The Fund's current benchmark is the Standard & Poor's Diversified Trends Indicator(R) (the "underlying benchmark" or the "S&P DTI"). The S&P DTI does not intend to passively represent the commodities market. Instead, the S&P DTI follows a quantitative methodology to track the prices of a diversified portfolio of 24 futures contracts ("components"). The exposure of the components is divided equally (50%/50%) between tangible commodities and financials in order to increase the internal non-correlation among the components and to add liquidity to the investment. The Fund may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). It is expected that the Subsidiary will invest primarily in commodity futures, but it may also invest in financial futures, option and swap contracts, fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary's derivative positions. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of commodities markets within the limitations of the federal tax requirements that apply to the Fund.

POWERSHARES DB G10 CURRENCY HARVEST FUND - The PowerShares DB G10 Currency Harvest Fund invests its proceeds in the DB G10 Currency Harvest Master Fund. The PowerShares DB G10 Currency Harvest Fund and its Master Fund seek to track changes, whether positive or negative, in the level of the Deutsche Bank G10 Currency Future Harvest Index -- Excess Return(TM) (the "Index"), over time, plus the excess, if any, of the Master Fund's income from its holdings of United States Treasury and other high credit quality short-term fixed income securities over the expenses of the PowerShares DB G10 Currency Harvest Fund and its Master Fund.

10

The Index is comprised of long and short futures positions in six of the G10 currencies and is designed to reflect the return from investing on a 2:1 leveraged basis in long and short currency positions depending on the interest rate yield associated with one of the G10 currencies. Ultimately, the Index is designed to exploit the trend that currencies associated with relatively high interest rates, on average, tend to rise in value relative to currencies associated with relatively low interest rates. The G10 currencies include: U.S. Dollars, Euros, Japanese Yen, Canadian Dollars, Swiss Francs, British Pounds, Australian Dollars, New Zealand Dollars, Norwegian Krone and Swedish Krona.

Neither the PowerShares DB G10 Currency Harvest Fund nor its Master Fund are considered to be investment companies as defined by the Investment Company Act of 1940. As such, neither the PowerShares DB G10 Currency Harvest Fund nor its Master Fund are subject to regulatory provisions of the Investment Company Act of 1940. Because the PowerShares DB G10 Currency Harvest Fund is an investment trust, the Fund's interests in the PowerShares DB G10 Currency Harvest Fund have none of the statutory rights normally associated with the ownership of shares of a corporation (including, for example, the right to bring derivative actions). The shares of the PowerShares DB G10 Currency Harvest Fund are registered with the U.S. Securities and Exchange Commission pursuant to the Securities Act of 1933.

Underlying funds may include affiliated mutual funds, affiliated and unaffiliated exchange-traded funds, commodity pools, and other pooled investment vehicles. The Fund may also invest in exchange-traded notes and individual securities to complement its investment in the underlying funds or to better manage cash positions.

The underlying funds will be periodically evaluated on their continued ability to deliver strong performance. To maintain the investment integrity of the Fund, alternate underlying funds may be added to obtain exposure to new alternative and non-traditional asset classes or investment strategies, to replace underperforming underlying funds, or to enhance returns.

From time to time, the portfolio managers may also evaluate the possibility of adding additional alternative and non-traditional asset class categories. A new asset class would be added if the fund managers determine that it will help the Fund meet its investment objective.

                                                                   PROSPECTUS 11

PRINCIPAL RISKS

The Alternative Strategies Allocation Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Commodity-Linked Derivative Investment Risk

      -     Conflicts of Interest Risk

      -     Counterparty Credit Risk

      -     Currency Risk

      -     Depositary Receipt Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Energy Sector Concentration Risk

      -     Fixed Income Risk

      -     Foreign Issuer Exposure Risk

      -     Fund of Funds Risk

      -     High Yield Risk

      -     Investment in Investment Companies Risk

      -     Leveraging Risk

      -     Liquidity Risk

      -     Market Risk

      -     Portfolio Turnover Risk

      -     Real Estate Sector Concentration Risk

      -     Short Sales Risk

      -     Small-Capitalization and Mid-Capitalization Securities Risk

      -     Tax Risk

      -     Tracking Error Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

12

COMMODITIES STRATEGY FUND

A-CLASS (RYMEX)                                                 C-CLASS (RYMJX)

FUND OBJECTIVE

The Commodities Strategy Fund seeks to provide investment results that correlate to the performance of a benchmark for commodities. The Fund's current benchmark is the S&P GSCI(TM) Commodity Index. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Commodities Strategy Fund seeks exposure to the performance of the commodities markets. The Fund will seek to gain exposure to the S&P GSCI(TM) Commodity Index by investing in exchange traded products, including investment companies and commodity pools, that provide exposure to the commodities markets and in commodity linked derivative instruments, which primarily consist of structured notes, swap agreements, commodity options, and futures and options on futures. Investing in derivative instruments enables the Fund to pursue its objective without investing directly in physical commodities. It is anticipated that the Fund's investment exposure will tend to be heavily weighted toward oil and other energy-related commodities. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund invests, to a significant extent, in companies or commodity-linked derivatives concentrated in the same economic sector.

The S&P GSCI(TM) Commodity Index is a composite index of commodity sector returns, representing an unleveraged, long-only investment in commodity futures that is broadly diversified across the spectrum of commodities. The returns are calculated on a fully-collateralized basis with full reinvestment. The S&P GSCI(TM) Commodity Index is significantly different than the return from buying physical commodities. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

                                                                   PROSPECTUS 13

PRINCIPAL RISKS


The Commodities Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Commodity-Linked Derivative Investment Risk

      -     Counterparty Credit Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Energy Sector Concentration Risk

      -     Industry Concentration Risk

      -     Investment in Investment Companies Risk

      -     Investment Technique Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Portfolio Turnover Risk

      -     Tax Risk

      -     Tracking Error Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

14

HEDGED EQUITY FUND

A-CLASS (RYSLX)                                                  C-CLASS (RYSSX)

FUND OBJECTIVE


The Hedged Equity Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Hedged Equity Fund pursues a long/short investment strategy by employing multiple investment styles widely used by hedge funds. In particular, the Fund will pursue those long/short investment styles that may be replicated through proprietary quantitative style analysis. These long/short investment styles include, but are not limited to, those described below.


LONG/SHORT VALUE - Pursuant to a long/short value investment style, portfolio managers seek to profit from buying long or selling short equities and/or equity-related securities based on value signals. The Advisor seeks to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral value and market neutral capitalization.

LONG/SHORT GROWTH - Pursuant to a long/short growth investment style, portfolio managers seek to profit from buying long or selling short equities and/or equity-related securities based on growth signals. The Advisor seeks to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral growth and market neutral capitalization.

LONG/SHORT MOMENTUM - Pursuant to a long/short momentum investment style, portfolio managers seek to profit from buying long or selling short equities and/or equity-related securities based on price momentum signals. The Advisor attempts to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral momentum and market neutral capitalization.

COVERED CALL WRITING - Pursuant to a covered call writing investment strategy, portfolio managers seek to generate potential returns through the sale of call options covered by the holdings in the portfolio. The Advisor seeks to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity and covered call options.

Each of these investment styles may incorporate one or more directional and/or non-directional positions. In general, directional positions seek to benefit from

                                                                   PROSPECTUS 15

market movement in one direction or the other. In contrast, non-directional positions seek to benefit from both upward and downward movement in one or more markets. The Fund will predominately have a long exposure to directional and non-directional positions. However, there may be times that the Fund will have a short exposure to directional and/or non-directional positions. For more information about directional and non-directional positions, see "Advisor's Investment Methodology."

The Fund may use moderate leverage subject to internally imposed investment constraints designed to limit the amount of loss resulting from such leverage. The Fund's use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate long/short hedge fund portfolio characteristics as well as providing risk diversification. The Fund invests in core long positions at all times and, as a result, tends to have a long market bias.


Under normal circumstances, the Fund will invest at least 80% of its net assets in long and short positions in small, mid, and large-capitalization U.S. and foreign common stocks or derivatives thereof, which primarily consist of futures, options and swap agreements, American Depositary Receipts, and securities of other investment companies. This is a non-fundamental policy that can be changed by the Fund upon 60 days' notice to shareholders. The Fund may invest its remaining assets in directional and non-directional fixed income investments. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS


The Hedged Equity Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Counterparty Credit Risk

      -     Depositary Receipt Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Fixed Income Risk

      -     Investment in Investment Companies Risk

      -     Large-Capitalization Securities Risk

      -     Leveraging Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Portfolio Turnover Risk

      -     Short Sales Risk

      -     Small-Capitalization and Mid-Capitalization Securities Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

16

REAL ESTATE FUND

A-CLASS (RYREX)                                                  C-CLASS (RYCRX)

FUND OBJECTIVE


The Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts ("REITs") (collectively, "Real Estate Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


Under normal circumstances, the Real Estate Fund will invest substantially all (at least 80%) of its net assets in equity securities of Real Estate Companies that are traded in the United States. This is a non-fundamental policy that can be changed by the Fund upon 60 days' notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Real Estate Companies that have small to mid-sized capitalizations. Real Estate Companies, which also include master limited partnerships, are primarily engaged in the ownership, construction, management, financing or sale of residential, commercial or industrial real estate. Real Estate Companies may also include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Fund may also engage in futures and options transactions, and purchase American Depositary Receipts and U.S. government securities. The Fund invests in the securities of a limited number of issuers conducting business in the real estate sector and therefore may be concentrated in an industry or group of industries within the real estate sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS


The Real Estate Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Depositary Receipt Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Industry Concentration Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Real Estate Sector Concentration Risk

      -     Small-Capitalization and Mid-Capitalization Securities Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                                                   PROSPECTUS 17


STRENGTHENING DOLLAR 2x STRATEGY FUND


A-CLASS (RYSDX)                                                  C-CLASS (RYSSX)

FUND OBJECTIVE


The Strengthening Dollar 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the U.S. Dollar Index(R) (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in the value of the underlying index (E.G., if the value of the underlying index goes up by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index declines, the value of the Fund's shares should decrease on a daily basis by 200% of any decrease in the value of the underlying index (E.G., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."


PRINCIPAL INVESTMENT STRATEGY


The Strengthening Dollar 2x Strategy Fund employs as its investment strategy a program of investing in leveraged derivative instruments, which primarily consist of index swaps, currency forward contracts, futures contracts, and options on securities and futures contracts. Investing in derivative instruments enables the Fund to pursue its investment objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions.

The U.S. Dollar Index(R) (USDX) provides a general indication of the international value of the U.S. Dollar. The USDX does this by calculating the weighted average of the change in six major foreign currency exchange rates (Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc) against the U.S. Dollar. The USDX is calculated continuously using foreign exchange quotes from hundreds of banks around the world. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE


The Strengthening Dollar 2x Strategy Fund is intended for investors who expect the U.S. Dollar Index(R) to go up and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the U.S. Dollar Index(R) goes down.

18

PRINCIPAL RISKS


The Strengthening Dollar 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Counterparty Credit Risk

      -     Currency Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Leveraging Risk

      -     Non-Diversification Risk

      -     Status as a Regulated Investment Company Risk

      -     Tracking Error Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                                                   PROSPECTUS 19


WEAKENING DOLLAR 2x STRATEGY FUND


A-CLASS (RYWDX)                                                  C-CLASS (RYWJX)

FUND OBJECTIVE


The Weakening Dollar 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index(R) (the "underlying index"). The investment objective is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of any decrease in the value of the underlying index (E.G., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of any increase in the underlying index (E.G., if the value of the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."


PRINCIPAL INVESTMENT STRATEGY


The Weakening Dollar 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged derivative instruments, which primarily consist of index swaps, currency forward contracts, futures contracts, and options on securities and futures contracts. Engaging in short sales and investing in derivative instruments enables the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The U.S. Dollar Index(R) (USDX) provides a general indication of the international value of the U.S. Dollar. The USDX does this by calculating the weighted average of the change in six major foreign currency exchange rates (Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc) against the U.S. Dollar. The USDX is calculated continuously using foreign exchange quotes from hundreds of banks around the world. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE


The Weakening Dollar 2x Strategy Fund is intended for investors who expect the U.S. Dollar Index(R) to go down and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the U.S. Dollar Index(R) goes up.

20

PRINCIPAL RISKS


The Weakening Dollar 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Counterparty Credit Risk

      -     Currency Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Leveraging Risk

      -     Non-Diversification Risk

      -     Short Sales Risk

      -     Status as a Regulated Investment Company Risk

      -     Tracking Error Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                                                   PROSPECTUS 21

PRINCIPAL RISKS OF INVESTING IN THE FUNDS


As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.

                                                                                   ABSOLUTE      ALTERNATIVE
                                                   SECTOR      INTERNATIONAL        RETURN        STRATEGIES
                                                  ROTATION       ROTATION         STRATEGIES      ALLOCATION
                                                    FUND           FUND              FUND            FUND
                                                  --------     -------------      ----------     ------------
Active Trading Risk

Commodity-Linked Derivative
 Investment Risk                                                                                      X

Conflicts of Interest Risk                                                                            X

Counterparty Credit Risk                             X                                X               X

Currency Risk                                                        X                X               X

Depositary Receipt Risk                              X                                X               X

Derivatives Risk                                     X               X                X               X

Early Closing Risk                                   X               X                X               X

Energy Sector Concentration Risk                                                                      X

Fixed Income Risk                                                                     X               X

Foreign Issuer Exposure Risk                         X               X                                X

Fund of Funds Risk                                                                                    X

High Yield Risk                                                                       X               X

Industry Concentration Risk

Investment in Investment Companies Risk                              X                X               X

Investment Technique Risk

Large-Capitalization Securities Risk                 X                                X

Leveraging Risk                                                                       X               X

Liquidity Risk                                                                                        X

Market Risk                                          X               X                X               X

Non-Diversification Risk                             X               X                X

Portfolio Turnover Risk                              X               X                X               X

Real Estate Sector Concentration Risk                                                                 X

Short Sales Risk                                     X               X                X               X

Small-Capitalization and Mid-Capitalization
 Securities Risk                                     X                                X               X

Status as a Regulated Investment
Company Risk

Tax Risk                                                                                              X

Tracking Error Risk                                                                                   X

Trading Halt Risk                                     X              X                X               X

22

                                                                                        STRENGTHENING   WEAKENING
                                                  COMMODITIES     HEDGED      REAL        DOLLAR 2x     DOLLAR 2x
                                                    STRATEGY      EQUITY     ESTATE        STRATEGY      STRATEGY
                                                      FUND         FUND       FUND           FUND          FUND
                                                  -----------     ------     -------    -------------  ------------
Active Trading Risk                                                             X             X             X

Commodity-Linked Derivative
 Investment Risk                                       X

Conflicts of Interest Risk

Counterparty Credit Risk                               X             X                        X             X

Currency Risk                                                                                 X             X

Depositary Receipt Risk                                              X          X

Derivatives Risk                                       X             X          X             X             X

Early Closing Risk                                     X             X          X             X             X

Energy Sector Concentration Risk                       X

Fixed Income Risk                                                    X

Foreign Issuer Exposure Risk

Fund of Funds Risk

High Yield Risk

Industry Concentration Risk                            X                        X

Investment in Investment Companies Risk                X             X

Investment Technique Risk                              X

Large-Capitalization Securities Risk                                 X

Leveraging Risk                                                      X                        X             X

Liquidity Risk

Market Risk                                            X             X          X

Non-Diversification Risk                               X             X          X             X             X

Portfolio Turnover Risk                                X             X

Real Estate Sector Concentration Risk                                           X

Short Sales Risk                                                     X                                      X

Small-Capitalization and Mid- Capitalization
Securities Risk                                                      X          X

Status as a Regulated Investment Company Risk                                                 X             X

Tax Risk                                               X

Tracking Error Risk                                    X                                      X             X
Trading Halt Risk                                      X             X          X             X             X

                                                                   PROSPECTUS 23

DESCRIPTIONS OF PRINCIPAL RISKS


ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

COMMODITY-LINKED DERIVATIVE INVESTMENT RISK - The Fund's and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds' exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Because the value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable, the value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying index, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

      INDEX-LINKED AND COMMODITY-LINKED "STRUCTURED" SECURITIES - The Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds invest in derivative instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts, or the performance of commodity indices, such as the S&P GSCI(TM) Commodity Index. These are "commodity-linked" or "index-linked" securities. They are sometimes referred to as "structured securities" because the terms of the instrument may be structured by the issuer of the security and the purchaser of the security, such as the Fund or an underlying fund. These securities may be issued by banks, brokerage firms, insurance companies and other corporations.

      The value of these securities will rise or fall in response to changes in the underlying commodity or related index or investment. These securities expose the Fund economically to movements in commodity prices. In addition to commodity price risk, the securities also are subject to credit and interest rate risks that in general affect the values of debt securities.

24

      Therefore, at maturity, the Fund or an underlying fund may receive more or less principal than it originally invested. The Fund or an underlying fund might receive interest payments that are more or less than the stated coupon interest payments.

      STRUCTURED NOTE RISK - The Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds intend to invest in commodity, currency and financial-linked structured notes to a significant extent. Commodity-linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of "real assets" (I.E., assets that have tangible properties such as oil, gold and silver) that trade in the commodities markets without investing directly in physical commodities. The performance of these notes is determined by the price movement of the commodities underlying the note. Currency and financial-linked structured notes provide exposure to the investment returns of currencies and financial instruments. A highly liquid secondary market may not exist for the structured notes, and there can be no assurance that one will develop. However, on April 10, 2006, Rydex received a private letter ruling from the IRS that concluded that commodity-linked structured notes will produce qualifying income for a regulated investment company under the Internal Revenue Code of 1986, as amended. Consequently, the Advisor believes that other mutual funds may increase their investment in commodity-linked structured notes leading to the creation and maintenance of a more liquid secondary market.

CONFLICTS OF INTEREST RISK - In managing the Fund, the Advisor will have the authority to select and substitute underlying funds. The Advisor is subject to conflicts of interest in doing so and in allocating Fund assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Advisor is also responsible for managing each of the affiliated underlying funds. The Advisor is legally obligated to disregard the fees payable by underlying funds when making investment decisions. The Trustees and officers of the Fund are also Trustees and officers of the underlying funds and thus may have conflicting interests in fulfilling their fiduciary duties to both the Fund and the affiliated underlying funds.

COUNTERPARTY CREDIT RISK - The Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements, and in the case of the Commodities

                                                                   PROSPECTUS 25

Strategy Fund and Rydex Series Funds Managed Futures Strategy Fund, which is included in a separate prospectus, structured notes. The Fund and certain of the underlying funds will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund and affiliated underlying funds will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund or an underlying fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund and certain of the underlying funds may enter into swap agreements with a limited number of counterparties, and the Commodities Strategy Fund and Rydex Series Funds Managed Futures Strategy Fund, which is included in a separate prospectus, may invest in commodity-linked structured notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

      CREDIT DEFAULT SWAP RISK - The Absolute Return Strategies Fund may enter into credit default swap agreements. A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The Fund may be either the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a "Credit Event") or the seller of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation through either physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if the Fund invested directly in the underlying reference obligations. For example, a credit default swap may increase the Fund's credit risk because it has

26

      exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the Fund invests.

CURRENCY RISK - The Fund's and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds' indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Similarly, the Strengthening Dollar 2x Strategy Fund's exposure to the U.S. Dollar Index(R) subjects the Fund to the risk that foreign currencies will appreciate in value relative to the U.S. Dollar. Conversely, the Weakening Dollar 2x Strategy Fund's exposure to the U.S. Dollar Index(R) subjects the Fund to the risk that foreign currencies will depreciate in value relative to the U.S. Dollar. To the extent the U.S. Dollar Index is heavily weighted in a particular currency, the Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund will necessarily have concentrated exposures to that same currency. Currently, the Euro is the most heavily weighted of the six foreign currencies represented by the U.S. Dollar Index at approximately 58%. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund and certain of the underlying funds may incur transaction costs in connection with conversions between various currencies. The Fund and certain of the underlying funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

DEPOSITARY RECEIPT RISK - The Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds may hold the securities of non-U.S. companies in the form of American Depositary Receipts or ADRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the NYSE. The Fund or an underlying fund will primarily invest in sponsored ADRs, which are issued with the support of the issuer of the foreign stock underlying the ADRs and which carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs in the Fund's or an underlying fund's portfolio are

                                                                   PROSPECTUS 27

usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund or underlying fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK - The Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds may invest a percentage of their assets in derivatives, such as futures and options contracts, to pursue their investment objectives. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund and affiliated underlying funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:


      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

28


      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund or an underlying fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund or an underlying fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund or an underlying fund.

The risks associated with the Fund's or an underlying fund's use of futures and options contracts include:

    - The Fund or an underlying fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

    - There may be an imperfect correlation between the changes in market value of the securities held by the Fund or an underlying fund and the prices of futures and options on futures.

    - Although the Fund or an underlying fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund or an underlying fund may be unable to close out its futures contracts at a time which is advantageous.

    - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

    - Because option premiums paid or received by the Fund or an underlying fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK - The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

ENERGY SECTOR CONCENTRATION RISK - The risk that energy sector commodities that the Commodities Strategy Fund purchases will underperform the

                                                                   PROSPECTUS 29

market as a whole either by declining in value or failing to perform as well. To the extent that the Fund's and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds' investments are concentrated in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of energy sector commodities may fluctuate widely due to changes in value, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

FIXED INCOME RISK - The Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds may invest in fixed income securities or related instruments. The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

FOREIGN ISSUER EXPOSURE RISK - The Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets

30

generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund or an underlying fund.

FUND OF FUNDS RISK - The Fund is subject to fund of funds risk. By investing in the underlying funds indirectly through the Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds. In order to minimize these expenses, the Fund intends to invest in the class of shares of each underlying fund with the lowest shareholder fees and net fund operating expenses.

In addition, an underlying fund may buy the same securities that another underlying fund sells. If this happens, an investor in the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. Also, the Fund investor may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund's transactions in shares of the underlying funds. In addition, certain of the underlying funds may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style. Because the Fund invests most of its assets in underlying Rydex Funds, the Fund's investment performance is directly related to the performance of those underlying funds. The performance of those underlying funds, in turn, depends upon the performance of the securities in which they invest.

HIGH YIELD RISK - The Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"). High yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer's continuing ability to make principal and interest payments. The value of these securities often

                                                                   PROSPECTUS 31

fluctuates in response to company, political, or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the ability of the Fund or an underlying fund to sell these securities (liquidity risk). These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. If the issuer of a security is in default with respect to interest or principal payments, the Fund or an underlying fund may lose its entire investment.

INDUSTRY CONCENTRATION RISK - With the exception of the Commodities Strategy and Real Estate Funds none of the Funds will invest 25% or more of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries. The Real Estate Fund invests in the securities of a limited number of issuers conducting business in the real estate market sector and therefore may be concentrated in an industry or group of industries within the sector. Similarly, the Commodities Strategy Fund invests, to a significant extent, in commodities or commodity-linked derivatives concentrated in the same economic sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

INVESTMENT IN INVESTMENT COMPANIES RISK - The Fund may purchase shares of investment companies, such as exchange-traded funds, unit investment trusts, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. The Alternative Strategies Allocation Fund, in particular, will regularly invest in other investment companies, including the underlying funds, some of which may also invest in investment companies, and exchange-traded funds or ETFs. When the Fund invests in an investment company, including affiliated underlying funds, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. For example, if an underlying fund sells the same securities another underlying fund is purchasing, an investor in the Alternative Strategies Allocation Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. Similarly, an investor in the Alternative Strategies Allocation Fund may receive taxable gains as a result of the underlying funds' portfolio transactions in addition to the taxable gains attributable to the Alternative Strategies Allocation Fund's transactions in shares of the underlying funds. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would

32

achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an exchange-traded fund are traded at market prices, which may vary from the net asset value of its underlying investments. Also, the lack of liquidity in an exchange-traded fund can contribute to the increased volatility of its value in comparison to the value of the underlying portfolio securities. The Fund and the underlying funds may invest in investment companies and other pooled investment vehicles that are not registered pursuant to the Investment Company Act of 1940, and therefore, not subject to the regulatory scheme of the Investment Company Act of 1940.

The International Rotation Fund, Alternative Strategies Allocation Fund, and Commodities Strategy Fund may invest to a significant extent in shares of exchange-traded funds to gain exposure to their respective underlying indices. Exchange-traded funds are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an exchange-traded fund are traded on an exchange (such as the NYSE, AMEX, or NASDAQ), large blocks of shares of exchange-traded funds are redeemable at net asset value. This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of exchange-traded funds being at or near the net asset value of the exchange-traded fund's underlying investments.

INVESTMENT TECHNIQUE RISK - The Fund may use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities underlying Fund's derivative investments, including: 1) the risk that an instrument is temporarily mispriced; 2) credit or performance risk on the amount the Fund expects to receive from a counterparty; 3) the risk that security prices, interest rates and currency markets will move adversely and the Fund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; and 5) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it

                                                                   PROSPECTUS 33

difficult or impossible to adjust the Fund's position in a particular instrument when desired.

LARGE-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK - The Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds achieve leveraged exposure to their respective underlying indices through the use of derivative instruments. The more the Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds invest in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Leverage will cause the value of the Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities or other investments. The Fund and certain of the underlying funds will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause the Fund or an underlying fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where the Fund or an underlying fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund or an underlying fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund's or an underlying fund's investment income, resulting in greater losses. The value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index due to the fact that the Fund's investment strategies involve consistently applied leverage. Leverage will also have the effect of magnifying tracking error risk.

LIQUIDITY RISK - The Fund may invest in underlying funds that are subject to liquidity risk. Under certain circumstances, it may be difficult for an underlying fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Rydex Series Funds Managed Futures Strategy Fund may invest, trading in such instruments may be relatively inactive. In addition, during periods of reduced market liquidity or in the absence of readily available

34

market quotations for particular investments in the Rydex Series Funds Managed Futures Strategy Fund's portfolio, the ability of the Rydex Series Funds Managed Futures Strategy Fund to assign an accurate daily value to these investments may be difficult and the Advisor may be required to fair value the investments. For additional information about fair valuation, see "Calculating NAV."

MARKET RISK - The Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities or commodities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's or an underlying fund's investments may decline in value due to factors affecting securities or commodities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund or an underlying fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's or an underlying fund's securities and other financial instruments may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Sector Rotation Fund, International Rotation Fund, Absolute Return Strategies Fund, Commodities Strategy Fund and Hedged Equity Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK - To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - The Fund's strategy and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds' strategies may frequently involve buying and selling portfolio securities to rebalance the Fund's or an underlying fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund or an underlying fund paying higher

                                                                   PROSPECTUS 35

levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

REAL ESTATE SECTOR CONCENTRATION RISK - The risk that the securities of Real Estate Companies that the Real Estate Fund purchases will underperform the market as a whole. To the extent that the Fund's and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds' investments are concentrated in Real Estate Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Real Estate Companies. Investments in Real Estate Companies may also subject the Fund to the risks associated with the direct ownership of real estate. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Also, Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while Mortgage REITs may be affected by the quality of the credit extended. In addition to these risks, REITs are dependent on specialized management skills, and some REITs may have investments in relatively few properties, in a small geographic area, or a single type of property. These factors may increase the volatility of the Fund's investments in REITs.

SHORT SALES RISK - Short sales are transactions in which the Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds sell a security they do not own. To complete the transaction, the Fund or an underlying fund must borrow the security to make delivery to the buyer. The Fund or underlying fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund or underlying fund. If the underlying security goes down in price between the time the Fund or underlying fund sells the security and buys it back, the Fund or underlying fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund or underlying fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund or underlying fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund or underlying fund must pay to the lender of the security. The Fund or underlying fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's or underlying fund's needs for immediate cash or other liquidity. The

36

Fund's or underlying fund's investment performance may also suffer if the Fund or underlying fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund or underlying fund to deliver the securities the Fund or underlying fund borrowed at the commencement of the short sale and the Fund or underlying fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund or underlying fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's or underlying fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund or an underlying fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund or underlying fund on the investment of the cash generated by the short sale. Similarly, when the Fund or an underlying fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's or an underlying fund's unrealized gain or reduces the Fund's or an underlying fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund or an underlying fund is obligated to pay is greater than the interest earned by the Fund or an underlying fund on investments, the performance of the Fund or an underlying fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund or an underlying fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with larger capitalizations, securities of small and medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. Small and medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

STATUS OF REGULATED INVESTMENT COMPANY RISK - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts)

                                                                   PROSPECTUS 37

derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Please see the Statement of Additional Information under "Special Considerations Applicable to the Fund" for additional discussion of this issue.

TAX RISK - As noted under "Commodity-Linked Derivative Investment Risk" above, the Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds currently gain most of their exposure to the commodities markets by entering into commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income after September 30, 2006. The Fund and affiliated underlying funds will therefore restrict their income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of their gross income.

The Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the affiliated underlying funds have received a private letter ruling from the IRS that concludes that certain commodities-linked notes held by the Fund and certain of the affiliated underlying funds will produce qualifying income for purposes of the regulated investment company qualification tests. The Advisor believes it can continue to successfully operate the Fund and affiliated underlying funds in a manner consistent with the Fund's and affiliated underlying funds current investment objectives by investing in these commodities-linked structured notes. See "Tax Information" for more information.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds' performance to match or correlate to that of the Fund's or an underlying fund's underlying index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's or an underlying fund's investments and those of its underlying index, rounding of share prices, changes to the com-

38

position of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. The Commodities Strategy Fund, which seeks to track its benchmark over time, and the Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds, which seek to track their benchmarks on a daily basis, are subject to the effects of mathematical compounding which may prevent the Funds from correlating with the monthly, quarterly, annual or other period performance of their respective benchmarks. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - The Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund or an underlying fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund or an underlying fund prices its shares may limit the Fund's or an underlying fund's ability to use leverage and may prevent the Fund or underlying fund from achieving its investment objective. In such an event, the Fund or an underlying fund also may be required to use a "fair value" method to price its outstanding contracts or securities.

                                                                   PROSPECTUS 39

FUND PERFORMANCE

The following bar charts show the performance of the C-Class Shares of the Funds from year to year. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of the A-Class Shares and C-Class Shares of the Funds as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. The after-tax returns are calculated using the highest historical federal income and capital gains tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Returns After Taxes on Distributions assume a continued investment in a Fund and show the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other classes of shares will differ from those shown below. Of course, this past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.

40


SECTOR ROTATION FUND

  THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -7.80%.

                                  [BAR GRAPH]

Year            Quarter Return
----            --------------
2003                29.97%
2004                 9.44%
2005                13.26%
2006                10.50%
2007                20.92%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 15.67%                (quarter ended 6/30/2006) -6.25%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)


                                                           Since
                                                         Inception
A-CLASS SHARES                           Past 1 Year    (3/31/2004)
--------------                           -----------    -----------
Return Before Taxes                         16.09%         13.00%
Return After Taxes on Distributions         14.41%         12.41%
Return After Taxes on
  Distributions and Sale of Fund Shares     11.07%         11.07%
S&P 500(R) Index (2)                         5.49%          9.32%

                                                                            Since
                                                                          Inception
C-CLASS SHARES                           Past 1 Year    Past 5 Years     (3/22/2002)
--------------                           -----------    ------------     -----------
Return Before Taxes                         20.92%         16.57%           9.24%
Return After Taxes on Distribution          19.09%         16.10%           8.85%
Return After Taxes on
  Distributions and Sale of Fund Shares     14.26%         14.44%           7.92%
S&P 500(R) Index (2)                         5.49%         12.83%           6.25%

(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P"), ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                                                   PROSPECTUS 41


INTERNATIONAL ROTATION FUND

The International Rotation Fund commenced operations on August 31, 2007 and therefore does not have a performance history for a full calendar year.

ABSOLUTE RETURN STRATEGIES FUND

  THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -2.30%.

                                  [BAR GRAPH]

Year            Quarter Return
----            --------------
2006                 5.76%
2007                 3.22%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2007) 3.40%                 (quarter ended 9/30/2007) -1.29%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)


                                                                       Since
                                                                     Inception
A-CLASS SHARES                                      Past 1 Year     (9/19/2005)
--------------                                      -----------     -----------
Return Before Taxes                                    -0.97%          2.32%
Return After Taxes on Distributions                    -2.06%          1.47%
Return After Taxes on Distributions
   and Sale of Fund Shares                             -0.58%          1.51%
Dow Jones Hedge Fund Balanced Portfolio Index (3)       7.54%          7.86%



                                                                       Since
                                                                     Inception
C-CLASS SHARES                                       Past 1 Year    (9/19/2005)
--------------                                       -----------    -----------
Return Before Taxes                                     3.22%         3.77%
Return After Taxes on Distributions                     2.07%         2.89%
Return After Taxes on Distributions
   and Sale of Fund Shares                              2.14%         2.73%
Dow Jones Hedge Fund Balanced Portfolio Index (3)       7.54%         7.86%


(3) THE DOW JONES HEDGE FUND BALANCED PORTFOLIO INDEX IS AN UNMANAGED INDEX THAT REFLECTS THE PERFORMANCE OF A PORTFOLIO THAT IS ALLOCATED APPROXIMATELY EQUALLY AMONG SIX STRATEGIES ON AN ASSET MANAGEMENT PLATFORM THAT SEEKS TO TRACK THE DOW JONES HEDGE FUND STRATEGY BENCHMARKS. THE SIX STRATEGIES INCLUDED ARE: CONVERTIBLE ARBITRAGE, DISTRESSED SECURITIES, EVENT DRIVEN, EQUITY LONG/SHORT, EQUITY MARKET NEUTRAL AND MERGER ARBITRAGE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

42

ALTERNATIVE STRATEGIES ALLOCATION FUND

The Alternative Strategies Allocation Fund commenced operations on March 7, 2008 and therefore does not have a performance history for a full calendar year.

COMMODITIES STRATEGY FUND

  THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS 39.52%.

                                  [BAR GRAPH]

Year            Quarter Return
----            --------------
2006               -18.70%
2007                30.61%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 9/30/2007) 11.35%               (quarter ended 9/30/2006) -17.43%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                              Since
                                                            Inception
A-CLASS SHARES                             Past 1 Year     (5/25/2005)
--------------                             -----------     -----------
Return Before Taxes                           25.42%          5.37%
Return After Taxes on Distributions           25.03%          5.24%
Return After Taxes on Distributions
   and Sale of Fund Shares                    16.48%          4.50%
S&P GSCI(TM) Commodity Index (4)              32.68%         10.48%

                                                              Since
                                                            Inception
C-CLASS SHARES                               Past 1 Year   (5/25/2005)
--------------                               -----------   -----------
Return Before Taxes                            30.61%          6.52%
Return After Taxes on Distributions            30.20%          6.39%
Return After Taxes on Distributions
   and Sale of Fund Shares                     19.85%          5.49%
S&P GSCI(TM) Commodity Index (4)               32.68%         10.48%

(4) THE S&P GSCI(TM) COMMODITY INDEX, FORMERLY KNOWN AS THE GSCI(R) TOTAL RETURN INDEX, IS A COMPOSITE INDEX OF COMMODITY SECTOR RETURNS, REPRESENTING AN UNLEVERAGED, LONG-ONLY INVESTMENT IN COMMODITY FUTURES THAT IS BROADLY DIVERSIFIED ACROSS THE SPECTRUM OF COMMODITIES.

                                                                   PROSPECTUS 43

HEDGED EQUITY FUND

  THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -7.42%.

                                  [BAR GRAPH]

Year            Quarter Return
----            --------------
2006                7.55%
2007                3.17%

Highest Quarter Return                              Lowest Quarter Return
(quarter ended 3/31/2006) 4.67%          (quarter ended 9/30/2007) -1.90%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                   Since
                                                                 Inception
A-CLASS SHARES                                    Past 1 Year   (9/19/2005)
--------------                                    -----------   -----------
Return Before Taxes                                  -1.01%        2.64%
Return After Taxes on Distributions                  -2.48%        1.37%
Return After Taxes on Distributions
   and Sale of Fund Shares                           -0.65%        1.54%
Dow Jones Hedge Fund Equity Long/Short Index (5)     19.79%       13.30%



                                                                   Since
                                                                 Inception
C-CLASS SHARES                                    Past 1 Year   (9/19/2005)
--------------                                    -----------   -----------
Return Before Taxes                                  3.17%         4.09%
Return After Taxes on Distributions                  1.62%         2.79%
Return After Taxes on Distributions
   and Sale of Fund Shares                           2.07%         2.76%
Dow Jones Hedge Fund Equity Long/Short Index (5)    19.79%        13.30%


(5) THE DOW JONES HEDGE FUND EQUITY LONG/SHORT INDEX IS AN UNMANAGED INDEX THAT REFLECTS THE PERFORMANCE OF A PORTFOLIO THAT SEEKS TO PRODUCE RISK AND RETURN CHARACTERISTICS SIMILAR TO THAT PRODUCED BY THE EQUITY LONG/SHORT STRATEGY COMMONLY EMPLOYED BY HEDGE FUNDS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

44

REAL ESTATE FUND

  THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -7.91%.

                                  [BAR GRAPH]

Year            Quarter Return
----            --------------
2005                5.72%
2006               28.68%
2007              -20.11%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2006) 13.42%              (quarter ended 12/31/2007) -12.62%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                         Since
                                                       Inception
A-CLASS SHARES                         Past 1 Year    (9/1/2004)
--------------                         -----------    ----------
Return Before Taxes                      -23.32%         5.91%
Return After Taxes on Distributions      -23.50%         5.70%
Return After Taxes on Distributions
   and Sale of Fund Shares               -15.15%         4.98%
S&P 500(R) Index (2)                       5.49%        10.92%


                                                         Since
                                                       Inception
C-CLASS SHARES                         Past 1 Year    (2/20/2004)
--------------                         -----------    -----------
Return Before Taxes                      -20.11%         7.40%
Return After Taxes on Distributions      -20.30%         7.21%
Return After Taxes on Distributions
   and Sale of Fund Shares               -13.07%         6.30%
S&P 500(R) Index (2)                       5.49%         8.65%

(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P"), ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                                                   PROSPECTUS 45

STRENGTHENING DOLLAR 2x STRATEGY FUND

  THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -12.00%.

                                  [BAR GRAPH]

Year            Quarter Return
----            --------------
2006               -11.14%
2007               -11.50%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 9/30/2006) 3.85%                 (quarter ended 9/30/2007) -8.84%


AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                           Since
                                                         Inception
A-CLASS SHARES                           Past 1 Year    (5/25/2005)
--------------                           -----------    -----------
Return Before Taxes                        -15.06%         -5.41%
Return After Taxes on Distributions        -15.06%         -5.47%
Return After Taxes on Distributions
   and Sale of Fund Shares                  -9.79%         -4.59%
U.S. Dollar Index(R) (6)                    -8.31%         -4.45%


                                                        Since
                                                      Inception
C-CLASS SHARES                        Past 1 Year    (5/25/2005)
--------------                        -----------    -----------
Return Before Taxes                      -11.50%        -4.34%
Return After Taxes on Distributions      -11.50%        -4.40%
Return After Taxes on Distributions
   and Sale of Fund Shares                -7.47%        -3.70%
U.S. Dollar Index(R) (6)                  -8.31%        -4.45%

(6) THE U.S. DOLLAR INDEX(R) PROVIDES A GENERAL INDICATION OF THE INTERNATIONAL VALUE OF THE U.S. DOLLAR. THE INDEX DOES THIS BY AVERAGING THE EXCHANGE RATES BETWEEN THE U.S. DOLLAR AND SIX MAJOR WORLD CURRENCIES (EURO, JAPANESE YEN, BRITISH POUND, CANADIAN DOLLAR, SWEDISH KRONA, AND SWISS FRANC). THE INDEX IS CALCULATED CONTINUOUSLY USING FOREIGN EXCHANGE QUOTES FROM HUNDREDS OF BANKS AROUND THE WORLD.

46

WEAKENING DOLLAR 2x STRATEGY FUND

  THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS 12.04%.

                                  [BAR GRAPH]

Year            Quarter Return
----            --------------
2006                15.78%
2007                17.16%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 9/30/2007) 10.74%                (quarter ended 9/30/2006) -2.82%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                        Since
                                                      Inception
A-CLASS SHARES                        Past 1 Year    (5/25/2005)
--------------                        -----------    -----------
Return Before Taxes                      12.42%         6.07%
Return After Taxes on Distributions       6.28%         3.73%
Return After Taxes on Distributions
   and Sale of Fund Shares                8.10%         3.85%
U.S. Dollar Index(R) (6)                 -8.31%        -4.45%

                                                        Since
                                                      Inception
C-CLASS SHARES                        Past 1 Year    (5/25/2005)
--------------                        -----------    -----------
Return Before Taxes                      17.16%         7.27%
Return After Taxes on Distributions      10.64%         4.85%
Return After Taxes on Distributions
   and Sale of Fund Shares               11.19%         4.83%
U.S. Dollar Index(R) (6)                 -8.31%        -4.45%

(6) THE U.S. DOLLAR INDEX(R) PROVIDES A GENERAL INDICATION OF THE INTERNATIONAL VALUE OF THE U.S. DOLLAR. THE INDEX DOES THIS BY AVERAGING THE EXCHANGE RATES BETWEEN THE U.S. DOLLAR AND SIX MAJOR WORLD CURRENCIES (EURO, JAPANESE YEN, BRITISH POUND, CANADIAN DOLLAR, SWEDISH KRONA, AND SWISS FRANC). THE INDEX IS CALCULATED CONTINUOUSLY USING FOREIGN EXCHANGE QUOTES FROM HUNDREDS OF BANKS AROUND THE WORLD.

                                                                   PROSPECTUS 47

FUND FEES AND EXPENSES


The tables below describe the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Funds described in this Prospectus.

                                                                                       SECTOR
                                                                                      ROTATION
                                                                                      --------
                                                                                A-CLASS     C-CLASS
                                                                                -------     -------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) (1)
Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of initial purchase price) (2)                                  4.75%        None
Maximum Deferred Sales Charge (Load) (as a percentage of
initial purchase price or current market value, whichever is less) (3)           None (4)     1.00%
Redemption Fee on Shares Redeemed Within 30 Days of Purchase
(as a percentage of amount redeemed, if applicable) (5)                          1.00%        1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                                                  0.90%        0.90%
Distribution And/Or Shareholder Service (12b-1) Fees                             0.25%        1.00%
Total Other Expenses                                                             0.50%        0.51%
   Short Dividend Expenses                                                       None         None
   Remaining Other Expenses                                                      0.50%        0.51%
Acquired Fund Fees and Expenses                                                  None         None
Total Annual Fund Operating Expenses                                             1.65%        2.41%
Less Fee Waivers                                                                 None         None
                                                                                 ----       ------
Total Net Operating Expenses                                                     1.65%        2.41%
                                                                                 ====       ======

(1) THE FUNDS WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.

(2) REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

(3) THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH RYDEX DISTRIBUTORS, INC. (THE "DISTRIBUTOR") TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

(4) FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NET ASSET VALUE ("NAV"), WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1.00% CONTINGENT DEFERRED SALES CHARGE ("CDSC") BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER.

(5)   FOR MORE INFORMATION SEE "FREQUENT PURCHASES AND REDEMPTIONS OF FUND
      SHARES."

(6) THE ADVISOR HAS CONTRACTUALLY AGREED TO PAY ALL OPERATING EXPENSES OF THE FUND, EXCLUDING INTEREST EXPENSE AND TAXES (EXPECTED TO BE DE MINIMIS), BROKERAGE COMMISSIONS AND OTHER EXPENSES CONNECTED WITH THE EXECUTION OF PORTFOLIO TRANSACTIONS, SHORT DIVIDEND EXPENSES, AND EXTRAORDINARY EXPENSES.

(7) BECAUSE THE FUND IS NEW, "TOTAL OTHER EXPENSES" AND "ACQUIRED FUND FEES AND EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

48

      INTERNATIONAL              ABSOLUTE RETURN            ALTERNATIVE  STRATEGIES
        ROTATION                    STRATEGIES                     ALLOCATION
        --------                    ----------                     ----------
   A-CLASS      C-CLASS         A-CLASS      C-CLASS         A-CLASS         C-CLASS
   -------      -------         -------      -------         -------         -------
    4.75%         None            4.75%       None           4.75%             None

    None (4)      1.00%           None (4)    1.00%          None (4)          1.00%

    1.00%         1.00%           1.00%       1.00%          1.00%             1.00%

    0.90%         0.90%           1.15%       1.15%          None              None
    0.25%         1.00%           0.25%       1.00%          None              0.75%
    0.59%         0.59%           0.56% (6)   0.56% (6)      0.01% (7)         0.01% (7)
    None          None            0.55% (8)   0.55% (8)      None              None
    0.59%         0.59%           0.01%       0.01%          0.01%             0.01%
    0.37% (9)     0.37% (9)       0.05% (9)   0.05% (9)      1.75% (7,9)       1.75% (7,9)
    2.11% (10)    2.86% (10)      2.01%       2.76%          1.76%             2.46%
    None          None            None        None           None              None
   -----        ------          ------       -----           ----            ------
    2.11% (10)    2.86% (10)      2.01%       2.76%          1.76%             2.46%
   =====        ======          ======       =====           ====            ======

(8) SHORT DIVIDEND EXPENSE OCCURS BECAUSE THE FUND SHORT-SELLS AN EQUITY SECURITY TO GAIN THE INVERSE EXPOSURE NECESSARY TO MEET ITS INVESTMENT OBJECTIVE. THE FUND MUST PAY OUT THE DIVIDEND RATE OF THE EQUITY SECURITY TO THE PURCHASER AND RECORDS THIS AS AN EXPENSE. HOWEVER, ANY SUCH DIVIDEND ON A SECURITY SOLD SHORT GENERALLY REDUCES THE MARKET VALUE OF THE SHORTED SECURITY - THUS INCREASING THE FUND'S UNREALIZED GAIN OR REDUCING THE FUND'S UNREALIZED LOSS ON ITS SHORT SALE TRANSACTION. SHORT DIVIDEND EXPENSE IS NOT A FEE CHARGED TO THE SHAREHOLDER BY THE ADVISOR OR OTHER SERVICE PROVIDER. RATHER IT IS MORE SIMILAR TO THE TRANSACTION COSTS OR CAPITAL EXPENDITURES ASSOCIATED WITH THE DAY-TO-DAY MANAGEMENT OF ANY MUTUAL FUND. IF THESE COSTS HAD BEEN TREATED AS TRANSACTION COSTS OR CAPITAL ITEMS RATHER THAN AS EXPENSES, THE EXPENSE RATIO FOR THE ABSOLUTE RETURN STRATEGIES FUND WOULD HAVE EQUALED 1.46% FOR A-CLASS SHARES AND 2.21% FOR C-CLASS SHARES.

(9) AS A SHAREHOLDER IN CERTAIN FUNDS (THE "ACQUIRED FUNDS"), THE FUND WILL INDIRECTLY BEAR ITS PROPORTIONATE SHARE OF THE FEES AND EXPENSES OF THE ACQUIRED FUNDS. "ACQUIRED FUND FEES AND EXPENSES" ARE BASED UPON (I) THE APPROXIMATE ALLOCATION OF THE FUND'S ASSETS AMONG THE ACQUIRED FUNDS AND THE (II) NET EXPENSES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES) OF THE ACQUIRED FUNDS DURING THEIR MOST RECENTLY COMPLETED FISCAL YEAR. "ACQUIRED FUND FEES AND EXPENSES" WILL VARY WITH CHANGES IN THE EXPENSES OF THE ACQUIRED FUNDS, AS WELL AS ALLOCATION OF THE FUND'S ASSETS, AND MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

(10)  ANNUALIZED.

                                                                   PROSPECTUS 49

The tables below describe the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Funds described in this Prospectus.


                                                                                 COMMODITIES
                                                                                   STRATEGY
                                                                             --------------------
                                                                             A-CLASS      C-CLASS
                                                                             -------      -------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) (1)
Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of initial purchase price) (2)                               4.75%        None
 Maximum Deferred Sales Charge (Load) (as a percentage of
initial purchase price or current market value, whichever is less) (3)        None (4)     1.00%
Redemption Fee on Shares Redeemed Within
30 Days of Purchase (as a percentage of amount
redeemed, if applicable) (5)                                                  1.00%        1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                                               0.75%        0.75%
Distribution And/Or Shareholder Service (12b-1) Fees                          0.25%        1.00%
Total Other Expenses                                                          0.51%        0.51%
   Short Dividend Expenses                                                    None         None
   Remaining Other Expenses                                                   0.51%        0.51%
Acquired Fund Fees and Expenses                                               None         None
Total Annual Fund Operating Expenses                                          1.51%        2.26%
Less Fee Waivers                                                              0.31% (6)    0.31% (6)
Total Net Operating Expenses                                                  1.20%        1.95%

(1) THE FUNDS WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.

(2) REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

(3) THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH RYDEX DISTRIBUTORS, INC. (THE "DISTRIBUTOR") TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

(4) FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NET ASSET VALUE ("NAV"), WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1.00% CONTINGENT DEFERRED SALES CHARGE ("CDSC") BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER.

(5)   FOR MORE INFORMATION SEE "FREQUENT PURCHASES AND REDEMPTIONS OF FUND
      SHARES."

(6) EFFECTIVE MAY 1, 2008, RYDEX CONTRACTUALLY AGREED TO CONTINUE TO WAIVE ITS MANAGEMENT FEE TO THE EXTENT NECESSARY TO LIMIT THE ORDINARY OPERATING EXPENSES OF THE A-CLASS SHARES AND C-CLASS SHARES OF THE FUND (BUT EXCLUDING INTEREST EXPENSES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) TO NOT MORE THAN 1.20% AND 1.95%, RESPECTIVELY, PER ANNUM OF THE AVERAGE MONTHLY NET ASSETS OF THE FUND (THE "CONTRACTUAL FEE WAIVER"). THE CONTRACTUAL FEE WAIVER MAY NOT BE MODIFIED OR ELIMINATED PRIOR TO AUGUST 1, 2009, EXCEPT WITH THE APPROVAL OF THE BOARD OF TRUSTEES. THERE IS NO GUARANTEE THAT THE CONTRACTUAL FEE WAIVER WILL CONTINUE BEYOND AUGUST 1, 2009.
(7) THE ADVISOR HAS CONTRACTUALLY AGREED TO PAY ALL OPERATING EXPENSES OF THE FUND, EXCLUDING INTEREST EXPENSE AND TAXES (EXPECTED TO BE DE MINIMIS), BROKERAGE COMMISSIONS AND OTHER EXPENSES CONNECTED WITH THE EXECUTION OF PORTFOLIO TRANSACTIONS, SHORT DIVIDEND EXPENSES, AND EXTRAORDINARY EXPENSES.

50

                                              STRENGTHENING          WEAKENING
  HEDGED EQUITY          REAL ESTATE       DOLLAR 2x STRATEGY    DOLLAR 2x STRATEGY
-----------------    -------------------   ------------------    ------------------
A-CLASS   C-CLASS    A-CLASS     C-CLASS    A-CLASS  C-CLASS     A-CLASS    C-CLASS
-------   -------    -------     -------   --------  --------    -------    -------
 4.75%      None       4.75%      None       4.75%     None       4.75%      None

 None (4)   1.00%      None (4)   1.00%      None (4)  1.00%      None (4)   1.00%

 1.00%      1.00%      None       None       None      None       None       None

 1.15%      1.15%      0.85%      0.85%      0.90%     0.90%      0.90%      0.90%
 0.25%      1.00%      0.25%      1.00%      0.25%     1.00%      0.25%      1.00%
 0.64% (7)  0.63% (7)  0.54%      0.54%      0.51%     0.50%      0.52%      0.51%
 0.63% (8)  0.63% (8)  None       None       None      None       None       None
 0.01%      None       0.54%      0.54%      0.51%     0.50%      0.52%      0.51%
 0.06% (9)  0.06% (9)  None       None       None      None       None       None
 2.10%      2.84%      1.64%      2.39%      1.66%     2.40%      1.67%      2.41%
 None       None       None       None       None      None       None       None
-----     ------     ------      -----     ------    ------      -----      -----
 2.10%      2.84%      1.64%      2.39%      1.66%     2.40%      1.67%      2.41%
=====     ======     ======      =====     ======    ======      =====      =====


(8) SHORT DIVIDEND EXPENSE OCCURS BECAUSE THE FUND SHORT-SELLS AN EQUITY SECURITY TO GAIN THE INVERSE EXPOSURE NECESSARY TO MEET ITS INVESTMENT OBJECTIVE. THE FUND MUST PAY OUT THE DIVIDEND RATE OF THE EQUITY SECURITY TO THE PURCHASER AND RECORDS THIS AS AN EXPENSE. HOWEVER, ANY SUCH DIVIDEND ON A SECURITY SOLD SHORT GENERALLY REDUCES THE MARKET VALUE OF THE SHORTED SECURITY - THUS INCREASING THE FUND'S UNREALIZED GAIN OR REDUCING THE FUND'S UNREALIZED LOSS ON ITS SHORT SALE TRANSACTION.
      SHORT DIVIDEND EXPENSE IS NOT A FEE CHARGED TO THE SHAREHOLDER BY THE ADVISOR OR OTHER SERVICE PROVIDER. RATHER IT IS MORE SIMILAR TO THE TRANSACTION COSTS OR CAPITAL EXPENDITURES ASSOCIATED WITH THE DAY-TO-DAY MANAGEMENT OF ANY MUTUAL FUND. IF THESE COSTS HAD BEEN TREATED AS TRANSACTION COSTS OR CAPITAL ITEMS RATHER THAN AS EXPENSES, THE EXPENSE RATIO FOR THE HEDGED EQUITY FUND WOULD HAVE EQUALED 1.47% FOR A-CLASS SHARES AND 2.21% FOR C-CLASS SHARES.

(9) AS A SHAREHOLDER IN CERTAIN FUNDS (THE "ACQUIRED FUNDS"), THE FUND WILL INDIRECTLY BEAR ITS PROPORTIONATE SHARE OF THE FEES AND EXPENSES OF THE ACQUIRED FUNDS. "ACQUIRED FUND FEES AND EXPENSES" ARE BASED UPON (I) THE APPROXIMATE ALLOCATION OF THE FUND'S ASSETS AMONG THE ACQUIRED FUNDS AND THE (II) NET EXPENSES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES) OF THE ACQUIRED FUNDS DURING THEIR MOST RECENTLY COMPLETED FISCAL YEAR. "ACQUIRED FUND FEES AND EXPENSES" WILL VARY WITH CHANGES IN THE EXPENSES OF THE ACQUIRED FUNDS, AS WELL AS ALLOCATION OF THE FUND'S ASSETS, AND MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

                                                                   PROSPECTUS 51

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in A-Class Shares and C-Class Shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your costs based on these assumptions.


FUND                                          1 YEAR    3 YEARS    5 YEARS   10 YEARS
----                                          ------    -------    -------   --------
SECTOR ROTATION - A-CLASS SHARES               $ 635    $   971    $ 1,329   $  2,337
SECTOR ROTATION - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:                        $ 344    $   752    $ 1,286   $  2,746
   IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:                 $ 244    $   752    $ 1,286   $  2,746
INTERNATIONAL ROTATION - A-CLASS SHARES        $ 679    $ 1,104    $ 1,555   $  2,800
INTERNATIONAL ROTATION - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:                        $ 389    $   886    $ 1,509   $  3,185
   IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:                 $ 289    $   886    $ 1,509   $  3,185
ABSOLUTE RETURN STRATEGIES - A-CLASS SHARES    $ 669    $ 1,076    $ 1,506   $  2,702
ABSOLUTE RETURN STRATEGIES - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:                        $ 379    $   856    $ 1,459   $  3,090
   IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:                 $ 279    $   856    $ 1,459   $  3,090
ALTERNATIVE STRATEGIES ALLOCATION - A-CLASS
SHARES                                         $ 645    $ 1,003    $ 1,384   $  2,450
ALTERNATIVE STRATEGIES ALLOCATION - C-CLASS
SHARES

   IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:                        $ 349    $   767    $ 1,311   $  2,796
   IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:                 $ 249    $   767    $ 1,311   $  2,796
COMMODITIES STRATEGY - A-CLASS SHARES          $ 591    $   901    $ 1,232   $  2,166
COMMODITIES STRATEGY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:                        $ 298    $   677    $ 1,182   $  2,571
   IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:                 $ 198    $   677    $ 1,182   $  2,571

52

FUND                                                      1 YEAR    3 YEARS    5 YEARS   10 YEARS
----                                                      ------    -------    -------   --------
HEDGED EQUITY - A-CLASS SHARES                            $  678    $ 1,102    $ 1,550   $  2,791
HEDGED EQUITY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:                                   $  387    $   880    $ 1,499   $  3,166
   IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:                            $  287    $   880    $ 1,499   $  3,166
REAL ESTATE - A-CLASS SHARES                              $  634    $   968    $ 1,324   $  2,326
REAL ESTATE - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:                                   $  342    $   745    $ 1,275   $  2,726
   IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:                            $  242    $   745    $ 1,275   $  2,726
STRENGTHENING DOLLAR 2x STRATEGY - A-CLASS SHARES         $  636    $   974    $ 1,334   $  2,347
STRENGTHENING DOLLAR 2x STRATEGY - C-CLASS SHARES

   IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:                                   $  343    $   748    $ 1,280   $  2,736
   IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:                            $  243    $   748    $ 1,280   $  2,736
WEAKENING DOLLAR 2x STRATEGY - A-CLASS SHARES             $  637    $   976    $ 1,339   $  2,357
WEAKENING DOLLAR 2x STRATEGY - C-CLASS SHARES

   IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:                                   $  344    $ 752      $ 1,286   $  2,746
   IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:                            $  244    $ 752      $ 1,286   $  2,746

                                                                   PROSPECTUS 53

MORE INFORMATION ABOUT THE FUNDS:


BENCHMARKS AND INVESTMENT METHODOLOGY


The Commodities Strategy Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund seek to provide investment results that either match the performance of a specific benchmark on a daily basis or correlate to the performance of a specific benchmark over time. The current benchmark used by each Fund is set forth below:

FUND                              BENCHMARK
----                              ---------
COMMODITIES STRATEGY              S&P GSCI(TM) COMMODITY INDEX
FUND                              200% OF THE PERFORMANCE
STRENGTHENING DOLLAR 2x           OF THE U.S. DOLLAR INDEX(R)
STRATEGY FUND                     200% OF THE INVERSE (OPPOSITE)
WEAKENING DOLLAR 2x               OF THE PERFORMANCE
STRATEGY FUND                     OF THE U.S. DOLLAR INDEX(R)

      UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

      It is important to understand the effects of compounding when investing in any mutual fund, especially funds that use leverage as part of their investment strategy. The impact of leverage on a fund will generally cause the fund's performance to not match the performance of the index underlying the fund's benchmark over a period of time greater than one day. As a result, the use of leverage could cause the performance of a fund to be less than or greater than the performance of the index underlying the fund's benchmark multiplied by the amount of leverage employed, before accounting for fees and expenses. The following simple examples provide an illustration:

      EXAMPLE A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

      EXAMPLE B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. The next day, if the index decreases 10%, the value of your shares in Fund B would be expected to decrease $24 (20% of $120) to $96.

54

      Because of the effect of compounding, in each case the value of your investmentdeclined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).

      The examples demonstrate that over time, the cumulative percentage increase or decrease in the net asset value of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund's benchmark due to the compounding effect of losses and gains on the returns of the fund. It is also expected that a fund's use of consistently applied leverage will cause the fund to underperform the compounded return of twice its benchmark in a trendless or flat market.

      The following graphs further illustrate the impact of leverage on fund performance in comparison to the performance of the fund's underlying index in three different markets. Each of the three graphs shows a simulated hypothetical of the one-year performance of an index compared with the performance of a fund that perfectly achieves its investment objective of exactly twice (200%) the daily index returns.

      In order to isolate the impact of leverage, the hypothetical graphs assume: (i) no tracking error (see "Tracking Error Risk" under "Descriptions of Principal Risks"); (ii) no dividends paid by the companies included in the underlying index; (iii) no expenses, and (iv) borrowing and/or lending rates (required to obtain leverage) of zero percent. If tracking error, fund expenses, and borrowing and lending rates of greater than zero percent were included in the graphs, the fund's performance would be lower than that shown below. Each of the graphs also assumes an index volatility of 20%. An index's volatility is a statistical measure of the magnitude of the fluctuations in the returns of an index. The S&P 500 Index's index volatility may be more or less significant at any given time. The average of the most recent five-year historical volatility of the S&P 500 Index is 9.28%. The indices underlying the Funds' benchmarks have different historical volatilities, which may be more or less significant than the index volatilities assumed in the graphs below. The average five-year historical volatility for the period ended December 31, 2007 of the U.S. Dollar Index is 6.96%. The hypothetical graphs are meant to demonstrate the effects of leverage only and are in no way indicative of the actual performance of any of the Funds.

                                                                   PROSPECTUS 55

                      [UPWARD MARKET ONE YEAR SIMULATION]


                                  UPWARD MARKET
                               ONE YEAR SIMULATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

1x Index Performance             2x Fund Performance
               0                               0
        -0.66366                        -1.32732
    -0.348088315                     -0.70039326
     -1.01242775                    -2.024374777
    -0.662813543                    -1.332294555
     1.978164896                     3.914064678
     4.522010219                     9.098337365
     5.354057682                     10.83529199
     7.215979943                     14.75287623
     4.917805413                     9.833420421
     4.391904913                     8.732340382
     3.670525533                     7.229594198
     4.533727797                     9.015267185
     3.026665043                     5.871920971
     1.561213759                     2.860076563
     1.075537879                     1.876302218
    -0.763329381                    -1.830568914
    -0.990988228                    -2.280989898
     1.218100843                     2.079623209
     1.101801245                     1.845044235
    -1.736530723                    -3.873351309
     -1.54515279                    -3.498918787
      0.82258783                     1.142590217
     0.566972323                     0.629736599
     0.704638452                     0.905240692
    -0.148551386                    -0.804538068
     0.730400976                     0.941817878
    -0.694128355                    -1.913220499
     0.878578734                     1.193580155
     0.927403966                     1.291535541
     1.210353943                     1.859477181
     1.196096441                     1.830779292
     0.612346758                     0.655957591
     2.228482884                     3.889630885
     2.441455483                     4.322497421
     2.046287568                     3.517649353
     2.496117809                     4.430281653
     1.139581689                     1.666012098
     0.788526201                     0.960246642
    -0.202436667                     -1.02505584
     0.070549588                    -0.483583716
     0.532665379                     0.435530002
    -0.133645021                     -0.89580321
      0.48769348                     0.337389953
    -0.515907261                    -1.666809277
    -1.135225584                    -2.891116501
    -1.462586625                    -3.534210371
    -1.296886111                    -3.209776627
    -1.455482274                    -3.520821689
    -0.921410406                     -2.47506458
     -2.80865938                     -6.19037452
    -3.662028508                    -7.837727829
    -1.564654531                    -3.824798174
    -1.524436802                    -3.746209569
    -1.276997254                    -3.262495771
    -0.644478976                    -2.022901392
     1.746213571                     2.692148502
     2.395914018                      4.00362993
     3.122904528                     5.480439874
     2.098677528                      3.38515532
     1.462919273                     2.097617273
     2.567850464                     4.321303377
     1.973849272                     3.112991448
     2.560066339                     4.298522756
     2.310958194                     3.791861392
      2.93021573                     5.048303391
     5.990742765                      11.2953159
     3.784227482                     6.661424125
     5.454219487                     10.09400208
     6.560645157                     12.40421462
     8.769647331                     17.06449335
     8.729004465                     16.97700872
     11.42722344                     22.78281161
     10.54098702                     20.82970543
     10.15996329                     19.99672961
     11.04928467                      21.9341968
     11.40183284                     22.70840579
     11.12414149                      22.0966553
     12.45296397                     25.01671891
     13.85693923                     28.13838638
     12.99868562                     26.20657207
     10.73306197                     21.14568853
     10.34920581                     20.30578547
     10.90537685                     21.51849185
     9.691628402                      18.8586951
     10.72480288                     21.09773143
     9.346943434                     18.08385109
     9.799978755                     19.06231749
     9.603865013                     18.63700308
     11.17810533                     22.04496963
     10.77799756                     21.16653876
     11.06431437                     21.79287283
     10.05266285                     19.57412335
     10.33156932                     20.18019675
     9.441226652                     18.24056049
     7.581273005                     14.22156384
     8.159382492                     15.44914867
     5.646840036                     10.08538122
     4.862021356                      8.44979868
     4.707150636                     8.129459665
     5.368847475                     9.496107906
     7.891588421                     14.73921954
     8.662570923                     16.37904951
     9.004390772                     17.11123667
     8.560252382                      16.1568972
     5.323311337                     9.229996791
     6.618472096                     11.91639933
     5.799759511                     10.19760965
     5.132173608                      8.80693786
     6.232802334                     11.08513753
     6.290865996                     11.20656913
     5.622222046                     9.807434804
     4.646811387                     7.779313444
      5.93124635                     10.42508003
     7.100939173                      12.8637075
     7.849456926                     14.44129383
     8.016806929                     14.79645094
     8.830454329                     16.52588243
     8.470356121                     15.75476075
     7.860947966                     14.45409396
     4.969735256                     8.318209982
     7.151741143                     12.82143124
     8.034125016                     14.67957765
     7.739321496                     14.05370239
     5.944599878                     10.25388924
     8.634639214                     15.85280224
     9.606517287                     17.92571009
     9.041287438                      16.7094479
     10.64288587                     20.13790465
     10.22453405                     19.22939778
     11.99573209                     23.06119217
     11.30591678                     21.54525057
     9.552403364                     17.71560281
     6.891156381                     11.99650797
     6.168422517                     10.48200159
     8.525573833                     15.38784439
     9.676596069                     17.83545134
     9.828454284                     18.16176127
     11.19702665                     21.10658869
     11.05200349                     20.79069426
     9.893397939                     18.27027564
     9.587685495                     17.61224348
     8.504959162                     15.28822554
      6.81076273                     11.68800484
     8.221839716                      14.6390253
     7.986835991                     14.14114801
     9.279222444                     16.87323053
     10.45102355                     19.37969384
      10.3719616                     19.20878748
     9.560396566                     17.45570305
     8.845843659                     15.92361086
     8.147488727                     14.43607908
     6.655702267                     11.27901653
     8.259804029                     14.62628935
     8.416640007                     14.95840756
      7.92584872                     13.91759713
      9.32089824                     16.86259485
     9.978911659                     18.26941014
     9.199557099                     16.59320145
     8.878117283                     15.90679395
     7.634838062                     13.25971459
     6.790528865                     11.48285088
     6.509808602                     10.89674094
     7.816790463                     13.61836876
     8.065329728                     14.14219489
     6.289059904                     10.38988437
     4.467584284                     6.606381476
     2.919479153                     3.446781542
     5.605986317                     8.847324219
     5.101411475                     7.807200958
     6.630637012                     10.94439051
       7.4792676                     12.71031456
     6.471337776                     10.59634244
      4.82018027                     7.166086284
     2.188250363                     1.784419763
     2.780840027                     2.964915463
     3.838146529                     5.083315634
     5.220959126                     7.882104663
     6.635865363                     10.78348599
     7.361629063                      12.2914708
     5.712017632                     8.840753899
     3.728331621                     4.755960405
     1.579184319                     0.415082918
     1.387067607                     0.035252825
     0.271505702                    -2.166122948
     0.605510088                     -1.51435366
     2.118214538                     1.447306697
     1.255621979                    -0.266544102
     0.990311999                    -0.789187304
    -0.106846751                    -2.944839843
     1.245506758                    -0.316974326
     1.790379702                     0.755953952
     1.986489047                     1.144186794
     1.854508332                      0.88240541
     2.090861718                     1.350600653
     1.915091882                     1.001609995
     0.715245505                    -1.376573914
    -0.887839058                     -4.51615206
    -2.615859584                    -7.845673838
    -3.855170155                    -10.19118575
    -3.468187215                    -9.468224792
    -1.135978618                    -5.093729414
     0.827856303                    -1.323293096
     1.721957401                     0.426758036
     0.463046457                    -2.059005079
      -0.4744546                    -3.886936632
    -1.314997594                    -5.510382385
     -0.77012809                    -4.466971334
    -0.221466282                     -3.41052889
     1.691787102                     0.293677328
     1.580037997                     0.073251883
     1.810451997                     0.527244198
     0.934841386                    -1.201904824
    -0.789933184                    -4.578428525
     -0.67231965                    -4.352183979
    -0.697373071                    -4.400434476
    -0.094526683                    -3.239702791
      2.01577663                     0.848032725
      1.10048088                    -0.961604544
    -0.419969252                    -3.940481403
     1.249290804                    -0.719989982
     3.874887413                     4.429068457
     1.500930736                    -0.344175404
     2.578667619                     1.772115687
     3.292358699                     3.188274677
     4.975197806                     6.550561419
     6.041745816                     8.715668827
      5.87019148                     8.363908409
     7.912109863                     12.54393781
     8.896214349                     14.59662669
     8.575569446                     13.92176716
     6.894819631                     10.39474925
     5.583647773                      7.68654526
     7.441497639                     11.47625016
     6.404117747                     9.323576884
      6.43607516                      9.38924537
     7.551205919                     11.68138762
     9.848069473                     16.45152305
      11.5734531                     20.10973119
     12.21073835                     21.48181672
     14.13279609                     25.64354079
      16.2407147                      30.2845619
      12.9289005                       22.860687
     12.15495357                     21.17666013
     11.30968655                      19.3501401
     12.93803595                      22.8420865
     13.39367316                     23.83327472
     14.35987797                     25.94359186
     15.26962224                     27.94737959
     15.88450498                     29.31239901
     16.41800248                     30.50302999
     17.19490638                     32.24482783
     15.70782021                     28.88871859

                               [GRAPHIC OMITTED]


                                   FLAT MARKET
                               ONE YEAR SIMULATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

1x Index Performance             2x Fund Performance
               0                               0
        -0.84442                        -1.68884
     0.258090894                     0.497403576
    -1.460834074                    -2.948652393
     1.929110312                     3.728868528
     0.888312166                     1.610517575
     1.021676426                     1.879155462
     0.996567489                     1.828511333
    -0.436371811                    -1.060974504
     1.264473649                     2.319376241
     2.378990446                     4.571630351
      1.03997563                     1.836245644
     2.322375001                     4.421256903
     2.914647604                     5.630100026
     2.107138113                     3.972467992
     2.779534039                     5.341826985
     2.544970587                      4.86100475
      3.16543944                     6.129969713
     2.888182322                     5.559521125
     1.930097857                     3.593601716
     1.812246278                     3.354051871
     1.369902611                     2.455967173
     0.959090944                     1.625541068
     3.009771999                     5.753977048
     2.240206594                     4.173843425
     2.052984328                      3.79231714
     1.861961552                     3.403760222
     0.581862281                     0.804810113
     0.560612351                     0.762216048
     2.916747499                     5.483933492
     0.756113302                     1.054874093
    -0.133099701                    -0.728825279
     -1.55330689                     -3.55229603
    -2.803087659                    -6.001103234
    -3.289830357                    -6.942558585
    -2.837497551                    -6.072062055
    -3.363331298                    -7.088719269
    -4.186443787                    -8.671481519
    -4.987627163                     -10.1988414
    -3.812989198                    -7.978417949
    -3.644152138                    -7.655366983
    -2.559281647                    -5.575950536
    -3.284659586                    -6.981792439
    -2.732734153                    -5.920138429
    -3.265379428                    -6.950519889
    -3.186586177                    -6.798936703
    -2.461773192                    -5.403399902
    -2.523575363                    -5.523276497
    -2.036622136                    -4.579340657
    -1.966433335                    -4.442606669
    -3.535166469                    -7.500825485
    -3.103032954                    -6.672088381
    -3.400651989                    -7.245401742
    -3.862493471                    -8.132321211
    -4.759177608                    -9.846039265
    -5.453530824                    -11.16057417
    -6.833720181                    -13.75433004
    -6.350932519                    -12.86047992
    -5.557228578                    -11.38341277
    -5.972918436                    -12.16350459
    -4.584702604                    -9.569868551
    -5.227849416                    -10.78895715
    -6.062640427                    -12.36057025
    -6.686074501                    -13.52384346
    -7.087399032                    -14.26767677
    -4.091989689                     -8.73982803
    -2.690006395                    -6.071745643
    -3.839723969                    -8.291270293
    -4.303803077                    -9.176461294
     -3.50205077                    -7.654603915
    -1.092689974                    -3.043244216
     0.955680417                     0.972704609
    -1.406985372                    -3.753423803
      0.15571391                    -0.702407338
    -1.270503456                    -3.530402777
    -0.092759292                    -1.228831126
     2.153754923                      3.21310588
    -0.429304924                     -2.00658731
     0.320890564                    -0.529963772
     3.616833102                     6.006013369
     3.011596819                     4.767629919
     4.037942562                     6.855313527
     3.763386432                     6.291331183
     2.308001174                      3.30964676
     0.608972198                    -0.121679847
     1.504593269                     1.656553765
     5.796511986                     10.25324189
     7.101723554                     12.97363038
     8.222328888                     15.33771657
     7.700740552                     14.22595325
      8.70260515                     16.35108142
     7.350018635                     13.45556841
     9.100145988                     17.15490067
     9.143715132                     17.24847229
     10.63560057                     20.45381103
     11.01391901                     21.27759464
     12.11338976                     23.67983698
      11.7005322                     22.76893498
     11.87481855                     23.15204772
     11.90408724                      23.2164858
     12.13168896                     23.71770582
     12.88244426                     25.37436013
     13.88102493                     27.59253346
     14.46841187                     28.90875252
     13.27977188                     26.23157554
     12.62762024                     24.77814518
     11.56369468                     22.42073664
     10.71641305                     20.56126359
      9.82013047                     18.60930439
     9.735989581                     18.42755461
     8.937682204                     16.70448106
     8.190249873                     15.10303883
     9.692471492                     18.29945022
     9.360629827                     17.58369123
     9.704208118                     18.32251659
     10.52413737                     20.09120157
     10.16217082                      19.3046042
     11.03798211                     21.20159513
     10.83504909                     20.75857906
     11.84101017                     22.95063709
     10.75039256                     20.55273082
      10.7533198                     20.55910347
      11.2269896                     21.59031782
       12.659482                     24.72224123
     11.40332877                     21.94093525
      10.5996763                     20.18159582
     9.420241351                     17.61836275
     9.010593852                     16.73768349
     9.722171404                      18.2617173
     10.94491528                     20.89753446
     11.32814121                     21.73274298
     12.05855401                     23.33009569
     13.10611099                     25.63594916
     12.16820119                     23.55232719
      13.0076007                     25.40151016
     10.31338649                     19.42211536
     12.28325264                     23.68715678
     9.106647137                     16.68869008
     9.255512246                     17.00711018
     8.830289793                     16.09632683
     8.373561716                     15.12188392
     7.552209329                     13.37688943
     7.216259248                     12.66860133
     4.751786313                     7.489000386
     3.287984851                     4.484897803
     2.512292084                     2.915534638
     2.632159708                     3.156212907
     0.602608749                    -0.923615313
     0.038308596                    -2.035093827
     0.309912604                    -1.503144386
     0.030860458                    -2.051161192
    -0.261739812                    -2.624181489
     0.369074763                     -1.39243581
     1.184864565                     0.210509032
     2.838528807                      3.48598973
     4.285878261                     6.398913369
     6.253127069                     10.41313157
     6.285748904                     10.48092965
     8.330048998                     14.73091005
     7.061395795                     12.04368268
     6.736239629                     11.36310694
      5.67343487                     9.145355212
     6.514658816                     10.88308024
     8.128568927                      14.2432811
     6.448467223                      10.6930569
     3.239684627                     4.019593887
     4.866122618                     7.297043251
     6.139407079                     9.902644649
     5.335528438                     8.237883349
     4.742858087                     7.019882448
     3.592257791                     4.668655631
     3.056312886                     3.585628117
     2.775463822                      3.02104501
     4.176704496                     5.830222865
     3.701606635                     4.864945402
     4.881730918                     7.251671559
     6.052211036                     9.645528869
     7.722215203                     13.09870515
      9.88753945                      17.6454993
     9.258433287                     16.29845833
     8.739739801                     15.19422773
     9.443220674                      16.6847028
     9.265594326                     16.30594426
     9.356017069                     16.49844223
     9.059454486                     15.86657798
     8.703571674                     15.11038634
     11.15711999                      20.3066994
     12.85126566                     23.97388821
     11.36501449                       20.708416
     12.16527235                     22.44321321
     10.63870299                     19.11030895
     8.799998384                      15.1513205
      9.71611613                      17.0905148
     8.646285253                     14.80703899
      7.44226712                     12.26245578
     4.890620718                     6.930213657
     6.339999316                     9.885337042
     6.492437705                      10.2003783
     7.140337696                     11.54129651
     6.521045116                      10.2518345
     6.415286761                     10.03290964
     6.914236116                     11.06473225
     5.307849719                     7.727237043
     1.722959898                     0.392735836
     0.803547098                    -1.422043571
     1.547658722                     0.033321946
     3.800696626                     4.472200574
      2.55571107                     1.966121427
      1.99561331                     0.852365876
     2.041617411                     0.943342778
     3.727957181                     4.279722143
      1.55931678                    -0.080630158
     1.117543908                    -0.949908692
     0.170901685                    -2.804482982
    -2.084446166                    -7.181197113
    -2.684923092                    -8.319638294
    -2.767314901                    -8.474880651
    -2.698570421                    -8.345462301
    -2.047312492                    -7.118537998
    -3.785874743                    -10.41564414
    -5.035215159                    -12.74214986
    -5.470115888                    -13.54136196
    -6.693427118                    -15.77908443
    -4.729323759                    -12.23338388
    -3.416493841                    -9.814535943
    -3.250766202                    -9.505037467
    -4.167049171                    -11.21913875
    -4.438457671                    -11.72201131
    -4.035962011                    -10.97837518
    -3.593308693                    -10.15711509
    -2.299338082                    -7.745372684
    -1.834966836                    -6.868400196
    -1.614429272                    -6.449941292
    -1.798853025                    -6.800660462
    -2.040103782                    -7.258586097
    -2.666645483                    -8.444915715
    -3.181791995                    -9.414044594
    -4.110820792                    -11.15249778
    -4.139737132                    -11.20608349
    -5.661998107                    -14.02617828
    -3.934480616                    -10.87747303
    -4.080538632                    -11.14847681
    -5.137187418                    -13.10605357
    -6.907896678                    -16.34997838
    -6.704536978                    -15.98451143
    -5.761972915                    -14.28689447
      -3.8730659                    -10.85082749
    -2.869212328                    -8.988857877
    -3.304173708                    -9.803971868
    -2.857477669                    -8.970632725
     -1.77686425                    -6.945411362
    -1.897275992                    -7.173562603
    -0.189503773                    -3.941717358

                                 DOWNWARD MARKET
                               ONE YEAR SIMULATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

1x Index Performance            2x Fund Performance
               0                               0
          1.0876                          2.1752
     0.833779145                     1.662096581
    -1.693014526                    -3.433004376
    -2.544215391                    -5.105274352
     -4.12027034                    -8.174549359
    -5.432767959                    -10.68854655
    -5.262915753                    -10.36772194
    -5.788536044                    -11.36231755
    -5.385442875                    -10.60382718
    -5.092440514                    -10.05014304
    -3.785088882                    -7.572024482
    -4.448856311                    -8.847308717
    -3.609210191                    -7.245318398
    -3.446782071                     -6.93271657
    -2.204142156                    -4.537164695
    -3.708144654                    -7.473410583
    -4.859217493                    -9.685536283
    -3.545894131                    -7.192134569
    -3.052155209                    -6.241986204
    -2.894886415                    -5.937797704
    -2.698840901                    -5.557993344
    -2.072669022                    -4.342449164
    -1.737169986                    -3.687003626
    -1.666384391                     -3.54824164
    -1.752535455                     -3.71724634
     -0.51894029                     -1.29939383
    -0.771005399                    -1.799569022
    -0.806391451                    -1.869607533
    -1.164480378                    -2.578108967
    -0.223892388                    -0.723839146
    -0.487241447                    -1.247898144
     0.553562495                     0.817798323
    -0.661627308                    -1.618967863
     -1.32821759                    -2.939300342
    -3.057045889                     -6.34050138
    -2.702816335                    -5.656037764
    -3.051947819                    -6.333106643
    -2.444471324                    -5.159273136
    -3.657769434                    -7.518341376
     -3.25165803                    -6.738665505
    -2.183556335                    -4.679455239
    -3.170132985                    -6.602261268
     -3.54246319                    -7.320527238
    -1.435637671                     -3.27191715
     0.798225037                      1.11257339
     1.416974941                     2.353932453
     1.250002034                     2.016901425
     1.020529029                     1.554479214
      0.29883837                     0.103468815
     3.155549884                     5.805762812
     3.585553794                     6.687865457
     6.005105159                     11.67189578
     7.058594495                     13.89150871
     6.994352915                     13.75482524
     9.037731067                     18.09980454
     5.772160059                     11.02586245
     4.870674516                     9.133337803
     5.625260967                     10.70385384
      4.31508523                     7.957512635
     4.235268543                     7.792305253
     5.092134568                     9.564518544
     6.542616209                     12.58893751
     5.239813098                     9.835462458
     1.377406718                     1.773319843
     2.384084366                     3.794537975
     2.860221551                     4.759930972
      4.58714181                     8.277559935
     5.685934322                     10.55268802
     5.982277682                      11.1726675
     4.619875502                     8.314418217
     5.141468354                     9.394442944
     5.974420094                     11.12773226
     6.208867304                     11.61942802
     6.794619828                     12.85061263
     8.680719609                     16.83672197
     9.008120277                     17.54066322
     10.83836662                      21.4876787
      9.21558209                     17.93027649
     9.513500355                      18.5736569
     9.385971884                     18.29749886
     9.676872938                     18.92669959
      10.3996874                     20.49424864
     9.760418011                     19.09880474
     11.60252711                     23.09647522
     8.968930672                     17.28681398
     9.141820777                      17.6589885
     9.580920151                     18.60571978
     8.246443705                     15.71695887
     8.270135604                     15.76761281
     8.023669468                     15.24054602
     8.750755182                     16.79186816
     9.046546361                     17.42719256
     7.278138519                       13.618559
     4.007979022                     6.691689931
     6.609322586                     12.02862165
     4.638862476                     7.887371617
     5.091467412                     8.820683692
     5.807497616                     10.30356138
     3.421009507                      5.32776773
     2.948540967                     4.365408982
     3.935055656                     6.365592918
     3.332419416                     5.132134956
     4.622111343                     7.756443309
     5.813757191                     10.21113509
     5.450064727                     9.453521703
      7.39488027                      13.4908243
     7.860028976                     14.47392722
     9.423783676                     17.79321321
     9.248399235                     17.41561529
     8.808390383                     16.46980903
     8.359338155                     15.50846722
     6.451455289                     11.44095206
     5.339463387                     9.112727687
     6.138463216                     10.76796777
     7.119214458                     12.81502627
     5.735127088                     9.899660363
     6.676000543                     11.85552264
     5.327722572                     9.028038737
      2.69537213                     3.578381249
      3.41322305                     5.026427734
     0.341540086                    -1.212772232
    -0.742549913                    -3.347366649
     0.137992704                    -1.632497637
    -0.815220849                    -3.505218147
    -1.229297465                    -4.310910978
    -1.792408994                    -5.401996246
    -0.243871699                      -2.4187536
     0.602509172                     -0.76289743
     -0.17056075                    -2.288052612
     2.801860804                     3.530693855
      5.05126832                      8.06140408
     2.595589872                     3.009317316
     3.143809406                      4.11017789
     2.080499875                     1.963634243
     0.349929161                     -1.49354474
     0.349465404                    -1.494455215
     0.319620469                    -1.553048284
     0.609423789                    -0.984261175
    -0.792065485                    -3.742839659
     0.627203226                    -0.988729787
     1.635689057                     0.995852113
     1.517212334                     0.760390383
     0.150892174                    -1.951877805
     1.180643647                      0.06438378
     0.919142273                     -0.45284902
     0.926982278                     -0.43738218
     2.106818701                     1.890391825
     3.547443806                     4.765534901
     3.965589093                     5.611663267
     4.435149677                     6.565653421
      3.18861173                     4.021718143
     4.732210173                     7.133839906
     4.494583261                     6.647687968
     2.264459865                     2.095538054
     1.931599275                     1.430916521
     2.770628848                     3.100733127
     3.277986888                     4.118708526
     3.694744549                     4.959008975
     4.471874442                     6.532218568
     6.082099443                     9.816180738
     5.836816413                     9.308346792
     3.534759819                      4.55321509
     4.354506633                     6.208836161
     4.600418028                     6.709398406
     4.876416691                     7.272525243
     6.611911635                     10.82281674
     8.647666087                     15.05514011
     8.316670973                     14.35410914
     7.605247078                     12.85195356
     6.729232761                     11.01449806
     6.112167029                     9.730815212
      7.75160001                      13.1214974
     7.831815688                       13.289924
     7.389586629                     12.36069738
     7.504074667                     12.60027286
     5.917529533                      9.27676321
     6.860862827                     11.22326648
     7.614370829                     12.79180372
     8.862374687                     15.40789682
     9.287710871                      16.3097172
      9.88231252                     17.57532976
     8.993968964                     15.67425425
     6.289065637                     9.932878317
     5.872083003                     9.070322967
     6.044442754                     9.425455939
     7.869891792                     13.19275554
     7.105892496                     11.58935752
     5.271704087                      7.76742202
     5.662441071                     8.567422701
      4.44087759                     6.057126753
     4.648652272                     6.479106849
     2.829021506                     2.776189429
      2.09201506                     1.302933864
     3.542232134                     4.180950216
     3.672892077                     4.443882098
     5.314863342                     7.752246507
     7.351652799                      11.9201034
     8.319556771                     13.93829147
     7.407917717                     12.02043658
     6.680540558                     10.50320938
     7.538998867                     12.28164803
     5.853755216                     8.762516619
     3.592083882                     4.114876759
     0.101859392                    -2.900800097
     2.513913796                     1.778604545
     4.225076045                     5.176381479
     5.623880791                     7.999525911
     3.426059079                     3.505017641
     3.368751734                      3.39031545
     3.307658734                     3.268103962
     3.142397473                      2.93770799
     3.346433763                     3.344970738
     0.282832081                    -2.782145887
     0.407563868                    -2.540306753
    -0.192752875                    -3.705690781
    -0.706939851                    -4.697868826
     0.129991424                    -3.091284559
     1.511585045                    -0.416991648
    -0.839524776                     -5.02987576
    -0.237769432                    -3.877223363
     2.080704806                     0.590563296
     0.829501608                    -1.875313773
    -0.488743296                    -4.441078069
    -3.683850727                     -10.5774898
    -3.640704944                    -10.49737438
    -4.601079495                    -12.28144812
    -3.392947565                    -10.05971264
    -3.333047329                    -9.948179487
    -3.644256916                    -10.52800515
    -3.260741787                    -9.815772281
    -4.050453374                    -11.28817409
    -3.386146688                    -10.05978144
    -4.310229211                    -11.78028386
    -4.834245533                    -12.74650148
    -5.988130306                    -14.86239882
    -7.497396862                    -17.59599691
    -8.280116889                    -18.99053634
     -8.35777428                    -19.12771452
    -10.16596704                    -22.31909665
    -11.09485094                    -23.92553774
    -12.21221085                    -25.83774542
    -12.43714072                    -26.21778248
    -14.21396626                    -29.21215999
    -12.62572363                    -26.59102785
    -13.51204829                    -28.08034908
    -13.80646193                    -28.56999245
    -12.19834909                    -25.90465314
    -12.84604431                    -26.99782625
    -13.27799674                      -27.721453
    -13.78505163                    -28.56666387
     -15.5676319                    -31.52057519
    -15.81726464                    -31.92550772

56


ADVISOR'S INVESTMENT METHODOLOGY


The Advisor develops and implements structured investment strategies designed to achieve each Fund's objective. The Advisor uses quantitative methods to construct portfolios that correlate highly with the Funds' respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

With the exception of the Alternative Strategies Allocation Fund, and Sector Rotation Fund, the Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments. For the Alternative Strategies Allocation Fund, the Fund may but will not necessarily invest up to 100% of its assets in high quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy, if employed, could result in lower return and loss of market opportunity. Thus, when pursuing a temporary defensive strategy, the Fund may not achieve its investment objective.

                                                                   PROSPECTUS 57



SECTOR ROTATION FUND. Each month, the Advisor ranks all industries according to several measures of price momentum. The top-ranked industries are selected for the Advisor's buy list. In order to ensure liquidity in the underlying securities for purchase, approximately 2,000 securities are eligible for purchase from the industry buy list. The Advisor uses this methodology to rotate the Fund's investments among a variety of industries or sectors in order to take advantage of volatility in top performing sectors. The Fund may, at times, also short-sell securities in industries or sectors that exhibit particularly low momentum measurement scores. The Advisor may invest in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. government or foreign governments) as a temporary defensive position to avoid losses during adverse market conditions. Taking a temporary defensive position could reduce the benefit to the Fund if the market goes up. In this case, the Fund may not achieve its investment goal.

58

INTERNATIONAL ROTATION FUND. The Advisor manages the Fund primarily through the implementation of a quantitative model generated by the Sub-Advisor. The Sub-Advisor's model applies a set of factors to the countries included in the Index to determine those countries that have the most desirable risk and return profiles. The model then overweights those countries with the most promising risk and return profiles in an effort to achieve returns in excess of those of the Index, while attempting to manage the risk of the Fund's portfolio.

The factors used by the Sub-Advisor are derived from quantifiable data, such as free cash earnings, interest rate movement, technical indicators, such as growth and inflation rates, and central bank monetary policy. On at least a monthly basis, the Sub-Advisor, using the model, applies the factors to the countries included in the Index to generate a ranking of those countries that demonstrate the greatest potential for return. The portfolio rebalance process takes into account the return potential and rotates the Fund's exposure from less attractive countries to more attractive countries while also managing the return and risk profile.

The Sub-Advisor also analyzes the return potential for the currency of each country included in the Index and will recommend, as applicable, long and/or short currency transactions in selected countries' currencies as well as the U.S. Dollar in an attempt to generate excess returns and manage risks.


ABSOLUTE RETURN STRATEGIES FUND AND HEDGED EQUITY FUND. As the result of market observations and internal and external research, the Advisor believes that aggregate hedge fund performance is largely driven by exposure to well recognized structural investment strategies or "Beta." Beta is exposure to any systematic risk for which the investor expects to be rewarded over time. Beta is commonly referred to as market risk. In this context, the Advisor considers exposure to both directional positions (E.G., equity and/or fixed income securities) and non-directional positions (E.G., value and/or corporate default) as Beta. Although hedge fund exposure to these positions varies over time, their exposure to them in the aggregate, and the investment returns provided by the exposure, have historically been stable. The conclusion of the Advisor's research is that aggregate hedge fund returns are replicable through exposure to these structural investment positions and, therefore, can be delivered in a mutual fund.

The Funds employ a proprietary quantitative model that uses a style analysis of the returns of the appropriate segment of the hedge fund universe. This style analysis compares the returns of the appropriate hedge fund universe with the returns of various directional and non-directional positions. Based on the results of this analysis, historical research and market insights, the Advisor constructs a portfolio mix of directional and non-directional positions that best replicates the return, risk and correlation characteristics of the appropriate segment of the

                                                                   PROSPECTUS 59

hedge fund universe. The Advisor anticipates adding and subtracting directional and non-directional positions over time based on continuing research of hedge fund returns.

DIRECTIONAL AND NON-DIRECTIONAL POSITIONS

A directional position is designed to have a high correlation with market returns. The Advisor selects securities to achieve particular directional positions using a quantitative model to identify those securities with high measures of liquidity and correlation to the appropriate market. For example, the Advisor may use S&P 500 futures to achieve a directional exposure to the equities market. Directional positions have market risk and are exposed to market movements. The Funds will predominately have a long exposure to directional positions. There may be times that the Funds will have a short exposure to directional positions. The Funds use some, or all, of the following directional positions:

      - An EQUITIES position involves investing in a portfolio that buys a basket of stocks or derivatives thereof, such as index futures.

      - A FIXED INCOME position involves investing in a portfolio that buys a basket of U.S. government securities or bond futures.

      - A DIRECTIONAL COMMODITY trade involves investing in precious metals, livestock, grains, and other basic goods or materials.

      - A DIRECTIONAL CURRENCY trade consists of purchasing or selling a basket of foreign currencies against the US Dollar.

      - A COVERED CALL OPTIONS position involves investing in written call options on underlying securities which a Fund already owns.

      - A LONG OPTIONS position involves investing in long call or put options. A long call option provides upside profit potential while limiting downside exposure. A long put option provides downside profit potential while limiting upside exposure.

      - A VOLATILITY ARBITRAGE SPREAD trade involves trading volatility/variance futures or swaps which provide a return based on the difference between the implied volatility in the marketplace at the time of sale and the subsequently realized market volatility. The swap is structured to include protection against extreme movements in market volatility.

A non-directional position is designed to have a low correlation with market returns. Non-directional positions attempt to profit by exploiting structural mispricings in the financial markets. Non-directional investment strategies are market neutral in nature and, if executed successfully, have limited market exposure. The Funds will predominately have a long exposure to non-directional positions. There may be times that the Funds will have a short exposure to

60

non-directional positions. The Funds use some, or all, of the following non-directional positions:

      - A MARKET NEUTRAL VALUE position involves investing in a basket of stocks that exhibit traditional value characteristics and simultaneously selling short a basket of stocks that exhibit non-value characteristics. Traditional value characteristics include, but are not limited to, high book-to-price ratios, high earnings-to-price ratios and high cash flow-to-price ratios. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

      - A MARKET NEUTRAL GROWTH position involves investing in a basket of stocks that exhibit traditional growth characteristics and simultaneously selling short a basket of stocks that exhibit non-growth characteristics. Traditional growth characteristics include, but are not limited to, high earnings growth and high cash flow growth. The portfolio is formed such that long and short positions are approximately equal and has limited market exposure.

      - A MARKET NEUTRAL MOMENTUM position involves investing in a basket of stocks that exhibit strong price momentum and simultaneously selling short a basket of stocks that exhibit weak price momentum. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

      - A MARKET NEUTRAL CAPITALIZATION position involves investing in a basket of small-capitalization stocks and simultaneously selling short a basket of large-capitalization stocks. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

      - A MARKET NEUTRAL ILLIQUIDITY PREMIUM trade involves purchasing a basket of illiquid securities which may include, but is not limited to, closed-end funds and shorting a basket of more liquid stocks against them. The portfolio is structured to minimize market exposure.

      - A MERGER ARBITRAGE SPREADS position involves investing in a basket of stocks that are being acquired and simultaneously selling short a basket of stocks that are making the acquisitions. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

      - A DURATION NEUTRAL TERM SPREADS position involves investing in long 10-year U.S. government securities and simultaneously selling short 2-year U.S. government securities. The portfolio is duration-adjusted such that the duration of both long and positions are approximately equal and has limited market exposure.

                                                                   PROSPECTUS 61

      - A DURATION NEUTRAL DEFAULT SPREADS position involves investing in a basket of corporate bonds and simultaneously selling short U.S. government securities of similar duration. The portfolio is formed such that the duration of both long and short positions are approximately equal and has limited market exposure.

      - A CONVERTIBLE ARBITRAGE SPREAD involves purchasing a basket of convertible bonds and simultaneously selling short associated equities against them. The portfolio is structured in such a way as to minimize equity and credit market exposure.

      - A CURRENCY SPREAD trade involves purchasing a basket of high yielding currencies and selling short a basket of low yielding currencies against it. The portfolio is structured to be dollar neutral.


ALTERNATIVE STRATEGIES ALLOCATION FUND. The Fund attempts to achieve returns with low correlation to the returns of traditional stock and bond asset classes and generate capital appreciation by investing the Fund's assets in underlying funds comprised of alternative and non-traditional asset classes or investment strategies such as, but not limited to, absolute return, currency arbitrage, commodities, global macro, managed futures and real estate. In seeking to achieve returns with low correlation to the returns of traditional stock and bond asset classes and to provide capital appreciation, the Advisor uses a quantitative investment methodology with input from current market data to efficiently allocate the Fund's assets across the underlying funds (the "optimization process").The goal of the optimization process is to create the best portfolio, given historical correlations and risks, to achieve the Fund's stated objective. The process applies dynamic constraints that seek to diversify the risks across the underlying funds and avoid a concentration of risk from a single underlying fund's specific risk. The Advisor administers the optimization process on a regular basis in order to rebalance the composition of the underlying funds and adjust underlying fund weights.


COMMODITIES STRATEGY FUND, STRENGTHENING DOLLAR 2x STRATEGY FUND AND WEAKENING DOLLAR 2x STRATEGY FUND. The Advisor's primary objective for the Funds is to correlate with the performance of the index underlying each Fund's benchmark. The Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Weakening Dollar 2x Strategy Fund, the Advisor uses short selling techniques to produce returns that move inversely to the performance of its underlying index.

62

REAL ESTATE FUND. In managing the Real Estate Fund, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents the real estate segment of the market. Because an appropriate published index is not available for the Fund, the Advisor has developed its own methodology to construct an objective performance benchmark. The Advisor first identifies the investment universe for the real estate sector, which is defined as companies that derive at least 50% of their assets, gross income or net profits from business activity in the real estate sector. The Advisor then employs a quantitative model to screen companies based on criteria of capitalization, liquidity and correlation. The resulting portfolio is weighted by market capitalization with some modifications to ensure diversification. The Advisor closely monitors the efficacy of this methodology, and makes periodic changes in the composition of the Fund to ensure that it remains a valid representative of the real estate sector.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

                                                                   PROSPECTUS 63

INVESTING WITH RYDEX:

SHAREHOLDER INFORMATION

A-Class Shares and C-Class Shares are offered primarily through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydexinvest-ments.com. For more information on opening an account, call Rydex Client Services at 800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

      MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

      The minimum initial investment amounts and minimum account balance requirements for A-Class Shares or C-Class Shares are:

            -     $1,000 for retirement accounts

            -     $2,500 for all other accounts

      Accounts opened through a financial intermediary will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

      There are no minimum amounts for subsequent investments in the Funds except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures."

      Rydex reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

      Purchases of C-Class Shares of a Fund requested in an amount of $1,000,000 or more will be automatically made in A-Class Shares of that Fund.

64

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

      - You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

      - Attach a copy of the trust document when establishing a trust account.

      - When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

      - You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

      -     BE SURE TO SIGN THE APPLICATION.

      - If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE or as otherwise permitted by the U.S. Securities and Exchange Commission - the Funds reserve the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The NYSE holiday schedule is included in the SAI and Rydex will post advance notice of early closings at www.rydexinvestments.com.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor,

                                                                   PROSPECTUS 65

or authorized dealer, subject to any applicable front end sales charge. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

   METHOD                        FUND                         CUT-OFF TIME
------------   ----------------------------------------  -----------------------
By Mail        All Funds                                    Market Close

By Phone       Sector Rotation Fund, International
               Rotation Fund, Absolute Return Strategies
               Fund, Alternative Strategies Allocation      Market Close
               Fund, Commodities Strategy Fund, and
               Hedged Equity Fund

               Strengthening Dollar 2x Strategy Fund
               and Weakening Dollar 2x Strategy         3:45 P.M., Eastern Time
               Fund

               Real Estate Fund                         3:30 P.M., Eastern Time

By Internet    Sector Rotation Fund, International
               Rotation Fund, Absolute Return Strategies
               Fund, Alternative Strategies Allocation      Market Close
               Fund, Commodities Strategy Fund, and
               Hedged Equity Fund

               Strengthening Dollar 2x Strategy Fund
               and Weakening Dollar 2x Strategy         3:50 P.M., Eastern Time
               Fund

               Real Estate Fund                         3:45 P.M., Eastern Time

By Financial
Intermediary   All Funds                                    Market Close*

* EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE EARLIER CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.

EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

66

CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable redemption fees and sales charges.

Each Fund calculates its NAV by:

-     Taking the current market value of its total assets

-     Subtracting any liabilities

-     Dividing that amount by the total number of shares owned by shareholders


The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE - the Funds will calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI. For more information on these early closings, please call
800.820.0888 or visit the Rydex web site - www.rydexinvestments.com.

In calculating NAV, the Funds, except for the International Rotation Fund, Alternative Strategies Allocation Fund, and Commodities Strategy Fund, generally value their investment portfolios based on the market price of the securities as of the time the Funds determine NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV. The Alternative Strategies Allocation Fund generally values shares of the underlying funds at their NAV and other investments at market prices. Similarly, the Commodities Strategy Fund will regularly value its investments in structured notes at fair value and other investments at market prices.

The International Rotation Fund generally values its assets at fair value using procedures approved by the Board of Trustees because of the time difference between the close of the relevant foreign exchanges and the time the Fund prices its shares at the close of the NYSE. As such, the value assigned to the Fund's securities may not be the quoted or published prices of those securities on their primary markets or exchanges.

                                                                   PROSPECTUS 67

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

The underlying funds in which the Alternative Strategies Allocation Fund invests have transaction cut-off times that are prior to the Fund's transaction cut-off time. Accordingly, on a daily basis, the Fund's purchase, sale or exchange of underlying fund shares may not occur until the close of normal trading on the NYSE the day after the initial purchase order is entered. The resulting delay may have a negative impact on the performance of the Fund. More information about the valuation of the Funds' holdings can be found in the SAI.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

SALES CHARGES

A-CLASS SHARES

A-Class Shares are sold at NAV, plus the applicable front-end sales charge. The sales charge is used to pay your financial intermediary a sales commission up to a total of 4.75% of the purchase price of your investment in connection with your initial purchase. However, in some cases, described below, your purchase may not be subject to an initial sales charge, and the offering price will be the NAV. In other cases, you may be eligible for a reduced sales charge. The sales charge varies depending on the amount of your purchase. The current sales charge rates are as follows:

68

                                    SALES CHARGE AS % OF    SALES CHARGE AS % OF
AMOUNT OF INVESTMENT                   OFFERING PRICE        NET AMOUNT INVESTED
---------------------------------   --------------------    --------------------
Less than $100,000                          4.75%                   4.99%
$100,000 but less than $250,000             3.75%                   3.90%
$250,000 but less than $500,000             2.75%                   2.83%
$500,000 but less than $1,000,000           1.60%                   1.63%
$1,000,000 or greater                          *                       *


* FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NAV, WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1% CDSC BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER. THE CDSC IS USED TO REIMBURSE THE DISTRIBUTOR FOR PAYING YOUR FINANCIAL INTERMEDIARY A SALES COMMISSION UP TO A TOTAL OF 1.00% OF THE PURCHASE PRICE OF YOUR INVESTMENT IN CONNECTION WITH YOUR INITIAL PURCHASE. FOR MORE INFORMATION ABOUT WHETHER YOUR FINANCIAL INTERMEDIARY HAS ENTERED INTO SUCH AN ARRANGEMENT, CONTACT YOUR FINANCIAL INTERMEDIARY DIRECTLY.


HOW TO REDUCE YOUR SALES CHARGE


You may be eligible to purchase A-Class Shares for reduced sales charges. To qualify for these reductions, you or your financial intermediary must provide sufficient information, IN WRITING AND AT THE TIME OF PURCHASE, to verify that your purchase qualifies for such treatment. For additional information, including information on aggregating purchases among related accounts to receive reduced sales charges, see the SAI. Consistent with the policies described in this Prospectus, you and your "immediate family" (your spouse and your children under the age of 21) may combine your Fund holdings to reduce your sales charge.

      - RIGHTS OF ACCUMULATION. To qualify for the lower sales charge rates that apply to larger purchases of A-Class Shares, you may combine your new purchases of A-Class Shares with the shares of any other A-Class Shares or C-Class Shares of Rydex Funds that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other A-Class and C-Class Shares that you own. Additionally, you may combine simultaneous purchases of A-Class Shares of one Rydex Fund with A-Class Shares of any other Rydex Fund to reduce the sales charge rate that applies to the purchase of A-Class Shares of any Rydex Fund. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.

      - LETTERS OF INTENT. Under a Letter of Intent ("LOI"), you commit to purchase a specified dollar amount of A-Class Shares of Rydex Funds during a 13-month period. At your written request, A-Class Share purchases

                                                                   PROSPECTUS 69

            made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Funds to hold in escrow 4% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Funds' transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

SALES CHARGE WAIVERS

The sales charge on purchases of A-Class Shares is waived for certain types of investors, including:

      - REPURCHASE OF A-CLASS SHARES. If you have redeemed A-Class Shares of any Rydex Fund within the past 365 days, you may repurchase an equivalent amount of A-Class Shares of any Rydex Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 365 days of your redemption. Note that if you reacquire shares through separate installments (e.g., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 365 days of your redemption.

      - Directors and officers of any fund sponsored by the Advisor or any of its subsidiaries and their immediate families (e.g., spouse, children, mother or father).

      - Employees of the Advisor and their immediate families, or any full-time employee or registered representative of the Distributor or of broker-dealers having dealer agreements with the Distributor (a "Selling Broker") and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

      - Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the Funds' shares and their immediate families.

70

      - Participants in certain "wrap-fee" or asset allocation programs or other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor.

      - Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor.

      - Employer-sponsored retirement plans including, but not limited to, those that qualify under Sections 403(b), 401(a), 401(k) or 457 of the Internal Revenue Code of 1986, as amended, where at the time of purchase the Distributor has been notified in writing that such plan has at least $100 million in assets or 100 participating employees. Employer-sponsored retirement plans do not include IRAs, Roth IRAs, SEP or SARSEP plans, profit-sharing plans, single participant plans or plans covering self-employed individuals and their employees; such account types, however, may apply for sales charge reductions. Please see the SAI for more information.

The Funds do not waive sales charges for the reinvestment of proceeds from the sale of shares of a non-Rydex Fund where those shares were subject to a front-end sales charge (sometimes called an NAV Transfer).

SALES CHARGE EXCEPTIONS

You will not pay initial sales charges on the following:

      - Purchases of A-Class Shares of the Rydex U.S. Government Money Market Fund, which are offered in a separate prospectus.

      -     A-Class Shares purchased by reinvesting dividends and distributions.

      - When exchanging A-Class Shares of one Fund for A-Class Shares of another Fund, unless you are exchanging A-Class Shares of the Rydex U.S. Government Money Market Fund that have not previously been subject to a sales charge.

C-CLASS SHARES

C-Class Shares are sold at NAV, without any up-front sales charge, so that the full amount of your purchase is invested in the Funds. However, if you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your initial purchase price or current market value, whichever is lower. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your initial purchase. If your intermediary has entered into arrangements with the Distributor to forego receipt of that initial 1.00% sales commission, the Funds will waive any otherwise

                                                                   PROSPECTUS 71

applicable CDSC when you redeem your C-Class Shares. For more information about whether your broker-dealer has entered into such an arrangement, contact your intermediary directly.

WAIVER OF CDSC

The CDSC will be waived for the redemption of C-Class Shares:

      - purchased through a financial intermediary that has entered into arrangements with the Distributor to forego receipt of an initial sales commission;

      -     purchased by reinvesting dividends;

      -     following the death or disability of a shareholder;

      - on the first 10% of shares that are sold within 12 months of purchase; or

      - resulting from a Fund exercising its right to redeem accounts that maintain a balance below the current applicable minimum investment.

The policy of waiving the CDSC for certain redemptions may be modified or discontinued, with respect to new shareholders, at any time.

BUYING FUND SHARES

The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order. Certain Funds charge a 1.00% redemption fee on redemptions of shares made within thirty (30) days of the date of purchase. See "Frequent Trading Purchases and Redemptions of Fund Shares" for more information.

PURCHASE PROCEDURES

The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds. Any payment instrument refused will generally be

72

returned to you within twenty-four (24) hours of Rydex's refusal to accept such instrument, but in no event later than seventy-two (72) hours after such refusal.

Retirement contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.

You may buy shares and send your purchase proceeds by any of the following methods:


BY MAIL
IRA AND OTHER RETIREMENT ACCOUNTS REQUIRE ADDITIONAL PAPERWORK.

CALL RYDEX CLIENT SERVICES TO REQUEST A RETIREMENT ACCOUNT INVESTOR APPLICATION KIT.


       INITIAL PURCHASE              SUBSEQUENT PURCHASES
-------------------------------    -------------------------
Complete the account               Complete the Rydex
application that corresponds to    investment slip included
the type of account you are        with your quarterly
opening.                           statement or send written
                                   pur-  chase instructions
                                   that include:

-  MAKE SURE TO DESIGNATE THE      -  YOUR NAME
   RYDEX FUND(s) YOU WANT TO       -  YOUR SHAREHOLDER ACCOUNT
   PURCHASE.                          NUMBER


-  MAKE SURE YOUR INVESTMENT       -  THE RYDEX FUND(s) YOU WANT
   MEETS THE ACCOUNT MINIMUM.         TO PURCHASE.

         Make your check payable to RYDEX INVESTMENTS.

       Your check must be drawn on a U.S. bank and payable
                         in U.S. Dollars

   Include the name of the Rydex Fund(s) you want to purchase on your check.

      IF YOU DO NOT SPECIFY WHICH RYDEX FUND(s) YOU WANT TO
        PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE
            RYDEX U.S. GOVERNMENT MONEY MARKET FUND,
           WHICH IS OFFERED IN A SEPARATE PROSPECTUS.

Mail your application and          Mail your written purchase
       check to:                   instructions and check to:

MAILING ADDRESS:
Rydex Investments
Attn: Ops. Dept.
9601 Blackwell Road, Suite 500
Rockville, MD 20850

                                                                   PROSPECTUS 73

BY WIRE
RYDEX CLIENT SERVICES PHONE NUMBER: 800.820.0888 OR 301.296.5406

     INITIAL PURCHASE                  SUBSEQUENT PURCHASES
-----------------------------      ----------------------------
Submit new account paperwork,      Be sure to designate in your
and then call Rydex to obtain      wire instructions the Rydex
your account number.               Fund(s) you want to purchase.

-  MAKE SURE TO DESIGNATE THE
   RYDEX FUND(s) YOU WANT TO
   PURCHASE.

-  MAKE SURE YOUR INVESTMENT
   MEETS THE ACCOUNT MINIMUM.


To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order, you must call Rydex Client Services and PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE TRANSACTION
CUT-OFF TIME FOR THE RYDEX FUND(s) YOU ARE PURCHASING:

-  Account Number

-  Fund Name

-  Amount of Wire

-  Fed Wire Reference Number (upon request)

You will receive a confirmation number to verify that your purchase order has been accepted.

     IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING WIRE,
       YOUR PURCHASE ORDER WILL NOT BE PROCESSED UNTIL THE BUSINESS
                  DAY FOLLOWING THE RECEIPT OF THE WIRE.

WIRE INSTRUCTIONS:
U.S. Bank
Cincinnati, OH
Routing Number: 0420-00013
For Account of: Rydex Investments
Account Number: 48038-9030
[Your Name]
[Your shareholder account number]

            IF YOU DO NOT SPECIFY THE RYDEX FUND(s) YOU WANT TO
              PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE
                  RYDEX U.S. GOVERNMENT MONEY MARKET FUND,
                 WHICH IS OFFERED IN A SEPARATE PROSPECTUS.

74


BY ACH
(FAX)

RYDEX FAX
NUMBER:
301.296.5103

       INITIAL PURCHASE                      SUBSEQUENT PURCHASES
------------------------------          ------------------------------
Submit new account paperwork,           SUBSEQUENT PURCH ASES M ADE
nd then call Rydex to obtain            VIA ACH MUST BE A MINIMUM
your account number. Be sure            OF $50. To make a subsequent
to complete the "Electronic             purchase send written purchase
Investing via ("ACH")" section.         instructions that include:


Then, fax it to Rydex (ONLY
                                        -  YOUR NAME
Individual, Joint and
UGMA/UTMA accounts                      -  YOUR SHAREHOLDER ACCOUNT
may be opened by fax).                     NUMBER
-  MAKE SURE TO INCLUDE A LETTER OF
   INSTRUCTION REQUESTING THAT WE       -  THE RYDEX FUND(s) YOU WANT TO
   PROCESS YOUR PURCHASE BY ACH.           PURCHASE

-  MAKE SURE TO DESIGNATE THE           -  ACH BANK INFORMATION
   RYDEX FUND(s) YOU WANT TO               (IF NOT ON RECORD).
   PURCHASE.
-  MAKE SURE YOUR INVESTMENT
   MEETS THE ACCOUNT MINIMUM.

BY ACH (INTERNET)    Follow the directions on the Rydex web site  -
                                www.rydexinvestments.com

CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

      -     if your bank does not honor your check for any reason

      -     if the transfer agent (Rydex) does not receive your wire transfer

      -     if the transfer agent (Rydex) does not receive your ACH transfer

      -     if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(s) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(s) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(s) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

                                                                   PROSPECTUS 75

SELLING FUND SHARES


The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the Funds' next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent or your financial intermediary. Certain Funds charge a 1.00% redemption fee on redemptions of shares made within thirty (30) days of the date of purchase. See "Frequent Purchases and Redemptions of Fund Shares" for more information.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the U.S. Securities and Exchange Commission. The Funds reserve the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If a Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.


REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send redemption orders to Rydex by:

               Rydex Investments
               Attn: Ops. Dept.
   MAIL        9601 Blackwell Road, Suite 500
               Rockville, MD 20850

               301.296.5103

   FAX         If you send your redemption order by fax, you must call
               Rydex Client Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.
               retirement

 TELEPHONE     800.820.0888 or 301.296.5406 (not available for accounts)

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

      -     your name

      -     your shareholder account number

      -     Fund name(s)

76

      -     dollar amount or number of shares you would like to sell

      - whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

      - signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically, via ACH, or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

   SIGNATURE GUARANTEES

   Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.

                                                                   PROSPECTUS 77

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Funds may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES


Unlike most mutual funds, the Real Estate Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund offer unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of A-Class Shares or C-Class Shares of any Rydex Fund for A-Class Shares or C-Class Shares of any other Rydex Fund on the basis of the respective NAVs of the shares involved. An exchange of A-Class Shares of the Rydex U.S. Government Money Market Fund, which is offered in a separate prospectus, that have not previously been subject to a sales charge will be treated as an initial purchase of the other Rydex Fund and applicable sales charges will apply. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent or your financial intermediary prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" for additional information. The exchange privilege may be modified or discontinued at any time.


EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send exchange requests to Rydex by:

78


MAIL          Rydex Investments
              Attn: Ops. Dept.
              9601 Blackwell Road, Suite 500
              Rockville, MD 20850

              301.296.5101
FAX           If you send your exchange request by fax, you must call
              Rydex Client Services at 800.820.0888 to verify that your
              fax was received and when it will be processed.

TELEPHONE     800.820.0888 OR 301.296.5406

INTERNET Follow the directions on the Rydex web site - www.rydexinvestments.com

Whether you transmit your exchange request by mail, fax, telephone or inter-net, you must include the following information in your exchange request:

      -     your name

      -     your shareholder account number

      - Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

      - dollar amount, number of shares or percentage of Fund position involved in the exchange

      - signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS

On any Business Day, investors may make exchanges of A-Class Shares or C-Class Shares of the Funds for A-Class Shares or C-Class Shares of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES,

                                                                   PROSPECTUS 79

CERTAIN RYDEX FUNDS, INCLUDING THE SECTOR ROTATION FUND, ABSOLUTE RETURN STRATEGIES FUND, ALTERNATIVE STRATEGIES ALLOCATION FUND, COMMODITIES STRATEGY FUND AND HEDGED EQUITY FUND DO NOT ALLOW UNLIMITED TRADING. SEE "FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES" FOR MORE INFORMATION. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.

RYDEX ACCOUNT POLICIES

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while they are in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Funds or in cases when the Funds are requested or compelled to do so by

80

governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, and to obtain the appropriate forms, please visit the Rydex web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your financial intermediary's name, and you want to transfer the registration to another financial intermediary or want the shares registered in your name, then you should contact your financial intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (E.G., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

                                                                   PROSPECTUS 81

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvest-ments.com. The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Funds' transfer agent for services associated with the following:

      - $15 for wire transfers of redemption proceeds under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver

      -     $50 on purchase checks returned for insufficient funds

      - $25 to stop payment of a redemption check within 10 Business Days of the settlement date

      - $15 for standard overnight packages (fee may be higher for special delivery options)

      -     $25 for bounced drafts or ACH transactions

      -     $15 per year for low balance accounts

      - The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee (and any unpaid annual maintenance fee)

82

will be deducted from the proceeds of your redemption. You may pay the annual maintenance fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted from your account.

ACCOUNT FEE WAIVERS

The following fees will be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged: the annual maintenance fee for retirement accounts; and the wire transfer charge of $15 for wire redemptions less than $5,000. Additionally, the wire transfer charge of $15 for wire redemptions less than $5,000 will be waived for accounts that are held directly through the Funds' transfer agent that also have an adviser.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

FREQUENT TRADING POLICY. Because the Real Estate Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

Unlike most other Rydex Funds, the Sector Rotation Fund, International Rotation Fund, Absolute Return Strategies Fund, Alternative Strategies Allocation Fund, Commodities Strategy Fund, and Hedged Equity Fund are not suitable for purchase by active investors. The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to

                                                                   PROSPECTUS 83

maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Funds.

REDEMPTION FEE POLICY. In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of same, the Board of Trustees has approved a 1.00% redemption fee to be imposed uniformly on all Sector Rotation, International Rotation, Absolute Return Strategies, Alternative Strategies Allocation, Commodities Strategy, and Hedged Equity Fund shares redeemed within thirty (30) days of the date of purchase (including shares of the Funds that are acquired through an exchange) subject to the limitations discussed below. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the applicable Fund. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of the Funds have been held, the Funds assume that shares held by the investor the longest period of time will be sold first. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Funds on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Funds request that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the applicable Fund. However, the Funds recognize that due to operational and system limitations, intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Funds'. Therefore, to the extent that financial intermediaries are unable to collect the redemption fee, the Funds may not be able to defray the expenses associated with short-term trades made by that financial intermediary's customers.

REDEMPTION FEE WAIVERS. The Sector Rotation Fund, International Rotation Fund, Absolute Return Strategies Fund, Alternative Strategies Allocation Fund, Commodities Strategy Fund, and Hedged Equity Fund reserve the right to waive the redemption fee in their discretion where either the Funds believe such waiver is in the best interests of the Funds, including, but not limited to, certain categories of redemptions that the Funds reasonably believe may not raise frequent trading or market timing concerns or where the financial intermediary's processing systems are unable to properly apply the redemption fee. These categories currently include (i) participants in certain group retirement plans or group annuity contracts whose processing systems are incapable of properly applying the redemption fee to

84

underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic redemptions; (v) retirement loans and withdrawals; (vi) redemptions in accounts participating in certain approved asset allocation programs; and (vii) transactions by certain qualified fund of funds. A qualified fund of fund(s) is a mutual fund or other collective investment vehicle that either applies the Funds' frequent trading and/or redemption fee policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the Rydex Funds' Chief Compliance Officer. Qualified fund of funds include fund of fund(s) advised by the Advisor.

For purposes of applying the Funds' policies, the Advisor may consider the trading history of accounts under common ownership or control. In addition, the Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Advisor reasonably believes that the trading activity would be harmful or disruptive to the Funds. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above.

RIGHTS RESERVED BY THE FUNDS

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

                                                                   PROSPECTUS 85

DISTRIBUTION AND SHAREHOLDER SERVICES

A-CLASS SHARES

The Funds have adopted a Distribution Plan applicable to A-Class Shares that allows the Funds to pay distribution fees to the Distributor and other firms that provide distribution services ("Service Providers"). The Funds (except for the Alternative Strategies Allocation Fund) will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Distributor generally will, in turn, pay the Service Provider out of its fees. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

The Alternative Strategies Allocation Fund generally does not pay distribution fees to the Distributor, which may not exceed 0.25% of the average daily net assets of the Fund. Instead, the Fund invests in underlying funds that have a distribution plan that allows the underlying funds to pay distribution fees to the Distributor and Service Providers. The underlying funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, under Rule 12b-1 under the Investment Company Act of 1940. If a Service Provider provides distribution or shareholder services, the Distributor generally will, in turn, pay the Service Provider for the services it provides at an annual rate not to exceed 0.25% of the average daily net assets of the Fund. Because the underlying funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

C-CLASS SHARES

The Funds, except for the Alternative Strategies Allocation Fund, have adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to C-Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds' average daily net assets. The annual 0.75% distribution fee reimburses the Distributor for paying your intermediary a sales commission. The annual 0.25% service fee compensates your intermediary for providing on-going services to you. The Distributor advances the first year's distribution and service fees, and retains the distribution and service fees on accounts with no authorized intermediary of record. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

The Alternative Strategies Allocation Fund has adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to C-Class Shares that allows the Fund to

86

pay annual distribution and service fees of 0.75% of the Fund's average daily net assets. The annual 0.50% distribution fee reimburses the Distributor for paying your intermediary a sales commission. The annual 0.25% service fee compensates your intermediary for providing on-going services to you. The Distributor advances the first year's distribution and service fees, and retains the distribution and service fees on accounts with no authorized intermediary of record. Because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to

                                                                   PROSPECTUS 87

receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

      - Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

      - The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.

      - Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

      - Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

      - Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

88

      - Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

      - Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

      - Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

      - A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

      - If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

      - With respect to investments by the Absolute Return Strategies, Hedged Equity and Sector Rotation Funds, some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in these Funds. In addition, these Funds may be able to pass along a tax credit for foreign income taxes that they pay. A Fund will provide you with the information necessary to reflect foreign taxes paid on your income tax return if it makes this election.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

                                                                   PROSPECTUS 89

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

PADCO Advisors, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee for the fiscal year ended March 31, 2008 at an annualized rate based on the average daily net assets of each Fund, as set forth below:

                                                             ADVISORY
FUND                                                            FEE
-----                                                       ----------
Sector Rotation ...........................................    0.90%
International Rotation ....................................    0.90%
Absolute Return Strategies ................................    1.15%
Alternative Strategies Allocation .........................    NONE
Commodities Strategy ......................................    0.43%*
Hedged Equity .............................................    1.15%
Real Estate ...............................................    0.85%
Strengthening Dollar 2x Strategy ..........................    0.90%
Weakening Dollar 2x Strategy ..............................    0.90%

 * EFFECTIVE MAY 1, 2008, RYDEX CONTRACTUALLY AGREED TO CONTINUE TO WAIVE ITS MANAGEMENT FEE TO THE EXTENT NECESSARY TO LIMIT THE ORDINARY OPERATING EXPENSES OF THE A-CLASS SHARES AND C-CLASS SHARES OF THE FUND (BUT EXCLUDING INTEREST EXPENSES, BROKERAGE COMMISSIONS AND

90

   EXTRAORDINARY EXPENSES) TO NOT MORE THAN 1.20% AND 1.95%, RESPECTIVELY, PER ANNUM OF THE AVERAGE MONTHLY NET ASSETS OF THE FUND (THE "CONTRACTUAL FEE WAIVER"). THE CONTRACTUAL FEE WAIVER MAY NOT BE MODIFIED OR ELIMINATED PRIOR TO AUGUST 1, 2009, EXCEPT WITH THE APPROVAL OF THE BOARD OF TRUSTEES. THERE IS NO GUARANTEE THAT THE CONTRACTUAL FEE WAIVER WILL CONTINUE BEYOND AUGUST 1, 2009.

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

As part of its agreement with the Trust, the Advisor will pay all expenses of the Absolute Return Strategies Fund, Alternative Strategies Allocation Fund and Hedged Equity Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement is available in the Funds' September 30, 2007 Semi-Annual Report to Shareholders, which covers the period April 1, 2007 to September 30, 2007.

INVESTMENT SUB-ADVISOR

Valu-Trac Investment Management Limited, an SEC registered investment adviser, is located in Orton, Fochabers, Moray, Scotland, UK IV32 7QE, and serves as investment sub-advisor to the International Rotation Fund. The Sub-Advisor, a wholly-owned subsidiary of Valu-Trac Limited, specializes in international investments and is responsible for the development and on-going maintenance of the investment management strategy utilized by the Fund. Since 1989, the Sub-Advisor has provided investment advisory services to individuals, employee benefit plans, trusts and corporations.

A discussion regarding the basis for the Board's August 2007 approval of the International Rotation Fund's investment sub-advisory agreement is available in the Fund's September 30, 2007 Semi-Annual Report to Shareholders, which covers the period April 1, 2007 to September 30, 2007.

PORTFOLIO MANAGEMENT

Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of six investment professionals that are responsible for overseeing different functions within

                                                                   PROSPECTUS 91

the Portfolio Department. Including Mr. Byrum, those members include Michael Dellapa as the Director of Alternative Investment Strategies, Ryan Harder as Senior Portfolio Manager, Douglas Holmes as the Director of Stock Selection and Asset Allocation, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 15 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following four individuals are jointly and primarily responsible for the management of the Funds.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa, Harder, and Holmes. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, and helped to create the Sector Funds, all of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

MICHAEL J. DELLAPA, CFA, CAIA, Director of Alternative Investment Strategies - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, including the Absolute Return Strategies Fund and the Hedged Equity Fund. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of

92

which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became the Director of Alternative Investment Strategies. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund, except for the International Rotation Fund and Alternative Strategies Allocation Fund, since September 2005. He has co-managed the International Rotation Fund and Alternative Strategies Allocation Fund since each Fund's inception.

RYAN A. HARDER, CFA, Senior Portfolio Manager - Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Absolute Return Strategies, Hedged Equity, High Yield Strategy and Inverse High Yield Strategy Funds, some of which are offered in a separate prospectus. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed each Fund, except for the Alternative Strategies Allocation Fund, since March 2008. He has co-managed the Alternative Strategies Allocation Fund since its inception.

DOUGLAS HOLMES, CFA, Director of Stock Selection and Asset Allocation - As the Director of Stock Selection and Asset Allocation, Mr. Holmes oversees the development and daily maintenance of the stock selection and asset allocation methodologies employed by the Rydex Funds. While Mr. Holmes is involved in the management of all of the Rydex Funds, he focuses on the management of the Alternative Investment, Essential Portfolio and Sector Funds, some of which are offered in a separate prospectus. Mr. Holmes first became associated with Rydex as a consultant in September 2004. In October 2005, Mr. Holmes accepted a permanent position as the Strategic Advisor and in September 2007 was named the Director of Stock Selection and Asset Allocation. Mr. Holmes has been a member of the ILT since its inception. Prior to his association with Rydex, Mr. Holmes was a 20-year veteran of State Street Global Advisors as the department head of the US Indexing Department, the US Active Department,

                                                                   PROSPECTUS 93

and finally the Global Enhanced Department. He holds a BS degree in mathematics from Northeastern University. Mr. Holmes has co-managed each Fund, except for the Alternative Strategies Allocation Fund, since March 2008. He has co-managed the Alternative Strategies Allocation Fund since its inception.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

THIS PAGE INTENTIONALLY LEFT BLANK.

                                                                   PROSPECTUS 95

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years (or, if shorter, the period of operations of the Funds' A-Class Shares or C-Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended March 31, 2008 and 2007 has been

                                                       NET         NET INCREASE
                                                   REALIZED AND     (DECREASE)
                           NET ASSET       NET      UNREALIZED        IN NET       DISTRIBUTIONS   DISTRIBUTIONS
                             VALUE,    INVESTMENT     GAINS        ASSET VALUE       FROM NET        FROM NET
                           BEGINNING     INCOME    (LOSSES) ON    RESULTING FROM    INVESTMENT       REALIZED
YEAR ENDED                 OF PERIOD    (LOSS)+    INVESTMENTS      OPERATIONS       INCOME           GAINS
------------------------  -----------  ----------  ------------   --------------   -------------   -------------
SECTOR ROTATION FUND A-CLASS
 MARCH 31, 2008                 14.08        (.01)          .30              .29              --            (.93)
 March 31, 2007                 14.15        (.01)          .38              .37              --            (.44)
 March 31, 2006                 11.10        (.04)         3.09             3.05              --              --
 March 31, 2005                 10.45        (.02)          .67              .65              --              --
 March 31, 2004*                10.45          --            --               --              --              --

SECTOR ROTATION FUND C-CLASS
 MARCH 31, 2008                 13.58        (.12)          .31              .19              --            (.93)
 March 31, 2007                 13.76        (.11)          .37              .26              --            (.44)
 March 31, 2006                 10.87        (.12)         3.01             2.89              --              --
 March 31, 2005                 10.30        (.10)          .67              .57              --              --
 March 31, 2004                  7.53        (.16)         2.93             2.77              --              --

INTERNATIONAL ROTATION FUND A-CLASS
 MARCH 31, 2008*                25.00         .53         (1.98)           (1.45)           (.41)           (.24)

INTERNATIONAL ROTATION FUND C-CLASS
 MARCH 31, 2008*                25.00         .39         (1.96)           (1.57)           (.41)           (.24)

* SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004 -- SECTOR ROTATION FUND A-CLASS; SEPTEMBER 19, 2005 -- ABSOLUTE RETURN STRATEGIES FUND A-CLASS AND C-CLASS; AUGUST 31, 2007 -- INTER NATIONAL ROTATION FUND A-CLASS AND C-CLASS; MARCH 7, 2008 -- ALTERNATIVE STRATEGIES ALLOCATION FUND A-CLASS AND C-CLASS.

**    ANNUALIZED

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

96

audited by Ernst & Young LLP, whose report, along with the financial statements and related notes, appear in the Funds' 2008 Annual Report. The information for each of the periods through March 31, 2006 was audited by a predecessor independent registered public accounting firm. The 2008 Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2008 Annual Report is incorporated by reference in the SAI.

                                                                          RATIOS TOSETS:
                                                                        AVERAGE NET ASSETS:
                              NET INCREASE      NET                  ------------------------                NET ASSETS,
                               (DECREASE)      ASSET                                 NET                       END OF
                REDEMPTION       IN NET        VALUE,     TOTAL                   INVESTMENT     PORTFOLIO     PERIOD
    TOTAL          FEES           ASSET        END OF   INVESTMENT    TOTAL         INCOME       TURNOVER      (000'S
DISTRIBUTIONS   COLLECTED         VALUE        PERIOD    RETURN+++   EXPENSES       (LOSS)         RATE        OMITTED)
-------------   ----------    ------------     ------   ----------   --------     ----------     ---------   -----------
         (.93)        .01             (.63)     13.45         1.50%      1.65%        (0.08)%          278%       49,148
         (.44)         -- @           (.07)     14.08         2.75%      1.64%        (0.09)%          373%       39,804
           --          --             3.05      14.15        27.48%      1.67%        (0.33)%          263%       30,593
           --          --              .65      11.10         6.22%      1.63%        (0.19)%          262%        2,989
           --          --               --      10.45         0.00%      0.00%**#      0.00%**         253%            5

         (.93)        .01             (.73)     12.85         0.81%      2.41%        (0.80)%          278%      115,136
         (.44)         -- @           (.18)     13.58         2.02%      2.39%        (0.86)%          373%      118,422
           --          --             2.89      13.76        26.59%      2.41%        (0.95)%          263%      118,083
           --          --              .57      10.87         5.53%      2.38%        (1.03)%          262%       54,604
           --          --             2.77      10.30        36.79%      2.41%        (1.66)%          253%       59,192

         (.65)        .03            (2.07)     22.93        (5.93)%     1.74%**        3.68%**        160%       13,483

         (.65)        .06            (2.16)     22.84        (6.29)%     2.49%**        2.70%**        160%        3,603

++       OPERATING EXPENSES EXCLUDE SHORT DIVIDENDS EXPENSE.

+++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

# DUE TO THE LIMITED LENGTH OF FUND OPERATIONS, EXPENSE RATIOS FOR THIS PERIOD ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

@        LESS THAN $.01 PER SHARE

                                                                   PROSPECTUS 97

                                                        NET         NET INCREASE
                                                    REALIZED AND     (DECREASE)
                        NET ASSET       NET          UNREALIZED        IN NET       DISTRIBUTION   DISTRIBUTIONS
                          VALUE,    INVESTMENT         GAINS         ASSET VALUE      FROM NET        FROM NET
                        BEGINNING     INCOME        (LOSSES) ON    RESULTING FROM    INVESTMENT       REALIZED         TOTAL
YEAR ENDED              OF PERIOD     (LOSS)+       INVESTMENTS      OPERATIONS        INCOME           GAINS      DISTRIBUTIONS
---------------------   ---------   ----------      ------------   --------------   ------------   -------------   -------------
ALTERNATIVE STRATEGIES ALLOCATION FUND A-CLASS
  MARCH 31, 2008*       $   25.00   $       --@     $       (.16)  $         (.16)  $         --   $          --   $          --

ALTERNATIVE STRATEGIES ALLOCATION FUND C-CLASS
  MARCH 31, 2008*           25.00         (.01)             (.16)            (.17)            --              --              --

ABSOLUTE RETURN STRATEGIES FUND A-CLASS
  MARCH 31, 2008            26.44          .58             (1.53)            (.95)          (.79)           (.09)           (.88)
  March 31, 2007            25.52          .71               .80             1.51           (.38)           (.22)           (.60)
  March 31, 2006*           25.00          .29               .24              .53           (.07)             --            (.07)

ABSOLUTE RETURN STRATEGIES FUND C-CLASS
  MARCH 31, 2008            26.14          .37             (1.50)           (1.13)          (.79)           (.09)           (.88)
  March 31, 2007            25.42          .51               .80             1.31           (.38)           (.22)           (.60)
  March 31, 2006*           25.00          .19               .24              .43           (.07)             --            (.07)

COMMODITIES STRATEGY FUND A-CLASS
  MARCH 31, 2008            23.81          .68              8.27             8.95           (.22)             --            (.22)
  March 31, 2007            27.29          .63             (4.15)           (3.52)            --              --              --
  March 31, 2006*           25.00          .61              1.68             2.29             --              --              --

COMMODITIES STRATEGY FUND C-CLASS
  MARCH 31, 2008            23.47          .48              8.09             8.57           (.22)             --            (.22)
  March 31, 2007            27.10          .56             (4.23)           (3.67)            --              --              --
  March 31, 2006*           25.00          .42              1.68             2.10             --              --              --

HEDGED EQUITY FUND A-CLASS
  MARCH 31, 2008            26.29          .67             (2.94)           (2.27)         (1.09)           (.03)          (1.12)
  March 31, 2007            25.86          .82               .63             1.45           (.52)           (.51)          (1.03)
  March 31, 2006*           25.00          .26               .65              .91           (.09)             --            (.09)

HEDGED EQUITY FUND C-CLASS
  MARCH 31, 2008            25.99          .48             (2.89)           (2.41)         (1.09)           (.03)          (1.12)
  March 31, 2007            25.76          .62               .63             1.25           (.52)           (.51)          (1.03)
  March 31, 2006*           25.00          .16               .65              .81           (.09)             --            (.09)

* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 25, 2005 -- COMMODITIES STRATEGY FUND A-CLASS AND C-CLASS; SEPTEMBER 19, 2005 -- HEDGED EQUITY FUND A-CLASS AND C-CLASS; MARCH 7, 2008 -- ALTERNATIVE STRATEGIES ALLOCATION FUND A-CLASS AND C-CLASS.

**    ANNUALIZED

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++    OPERATING EXPENSES EXCLUDE SHORT DIVIDENDS EXPENSE.

98

                                                                              RATIOS TO
                       NET                                               AVERAGE NET ASSETS:
                     INCREASE       NET                  -------------------------------------------------              NET ASSETS,
                    (DECREASE)     ASSET                                                            NET                   END OF
REDEMPTION            IN NET       VALUE,     TOTAL                                             INVESTMENT   PORTFOLIO    PERIOD
   FEES               ASSET       END OF    INVESTMENT    TOTAL         NET        OPERATING      INCOME     TURNOVER     (000'S
COLLECTED             VALUE       PERIOD    RETURN+++    EXPENSES     EXPENSES      EXPENSES      (LOSS)       RATE       OMITTED)
----------          ----------    -------   ----------   --------     --------     ---------    ----------   ---------  -----------
$      --           $     (.16)   $ 24.84      (0.64)%     0.00%**#     0.00%**#     0.00%**#     0.16%**        --     $   1,121

       --                 (.17)     24.83      (0.68)%     0.68%**#     0.68%**#     0.68%**#    (0.56)%**       --           152

       -- @              (1.83)     24.61      (3.72)%     1.96%        1.96%        1.40%++      2.18%         509%       42,193
      .01                  .92      26.44       6.05%      1.93%        1.93%        1.43%++      2.74%         298%       41,771
      .06                  .52      25.52       2.36%      1.87%**      1.87%**      1.45%++**    2.20%**       127%        5,791

       -- @              (2.01)     24.13      (4.46)%     2.71%        2.71%        2.15%++      1.41%         509%       54,857
      .01                  .72      26.14       5.28%      2.66%        2.66%        2.16%++      1.99%         298%       48,052
      .06                  .42      25.42       1.96%      2.65%**      2.65%**      2.23%++**    1.42%**       127%        7,352

      .14                 8.87      32.68      38.48%      1.51%        1.19%        1.19%        2.49%         405%       18,579
      .04                (3.48)     23.81     (12.75)%     1.46%        1.17%        1.17%        2.57%         672%        9,720
       --                 2.29      27.29       9.16%      1.71%**      1.71%**      1.71%**      2.76%**        --         8,751

      .14                 8.49      31.96      37.41%      2.26%        1.94%        1.94%        1.79%         405%       10,793
      .04                (3.63)     23.47     (13.39)%     2.23%        1.94%        1.94%        2.23%         672%        4,169
       --                 2.10      27.10       8.40%      2.34%**      2.34%**      2.34%**      1.79%**        --         4,128

       -- @              (3.39)     22.90      (8.98)%     2.04%        2.04%        1.41%++      2.59%         433%        5,553
      .01                  .43      26.29       5.82%      2.13%        2.13%        1.41%++      3.15%         282%        7,086
      .04                  .86      25.86       3.81%      2.10%**      2.10%**      1.44%++**    1.91%**       159%        1,672

       -- @              (3.53)     22.46      (9.63)%     2.78%        2.78%        2.15%++      1.89%         433%        5,226
      .01                  .23      25.99       5.05%      2.89%        2.89%        2.17%++      2.40%         282%        8,312
      .04                  .76      25.76       3.41%      2.86%**      2.86%**      2.20%++**    1.16%**       159%        2,957

+++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

# DUE TO THE LIMITED LENGTH OF FUND OPERATIONS, EXPENSE RATIOS FOR THIS PERIOD ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

@        LESS THAN $.01 PER SHARE

                                                                   PROSPECTUS 99


                                                        NET       NET INCREASE
                                                   REALIZED AND    (DECREASE)
                            NET ASSET               UNREALIZED       IN NET        DISTRIBUTIONS   DISTRIBUTIONS
                             VALUE,       NET          GAINS       ASSET VALUE       FROM NET        FROM NET
                           BEGINNING   INVESTMENT  (LOSSES) ON    RESULTING FROM    INVESTMENT       REALIZED
YEAR ENDED                 OF PERIOD    INCOME+    INVESTMENTS      OPERATIONS        INCOME          GAINS
------------------------   ----------  ----------  ------------   --------------   -------------   ------------
REAL ESTATE FUND A-CLASS
  MARCH 31, 2008          $     42.16  $      .54  $     (10.05)  $        (9.51)  $        (.23)  $          --
  March 31, 2007                36.46         .46          5.53             5.99            (.17)           (.12)
  March 31, 2006                27.84         .64          8.18             8.82              --            (.20)
  March 31, 2005*               26.66         .09          1.24             1.33            (.03)           (.12)

REAL ESTATE FUND C-CLASS
  MARCH 31, 2008                41.22         .29         (9.84)           (9.55)           (.23)             --
  March 31, 2007                35.93         .19          5.39             5.58            (.17)           (.12)
  March 31, 2006                27.64         .43          8.06             8.49              --            (.20)
  March 31, 2005                26.63         .41           .75             1.16            (.03)           (.12)
  March 31, 2004*               25.00         .02          1.61             1.63              --              --

STRENGTHENING DOLLAR 2X STRATEGY FUND A-CLASS
  MARCH 31, 2008                25.35         .39         (5.89)           (5.50)             --              --
  March 31, 2007                27.74         .91         (3.30)           (2.39)             --              --
  March 31, 2006*               25.00         .50          2.37             2.87            (.13)             --

STRENGTHENING DOLLAR 2X STRATEGY FUND C-CLASS
  MARCH 31, 2008                24.99         .42         (5.99)           (5.57)             --              --
  March 31, 2007                27.56         .70         (3.27)           (2.57)             --              --
  March 31, 2006*               25.00         .36          2.33             2.69            (.13)             --

WEAKENING DOLLAR 2X STRATEGY FUND A-CLASS
  MARCH 31, 2008                26.18        0.70          7.17             7.87           (4.78)            (--)@
  March 31, 2007                22.70         .91          2.57             3.48              --              --
  March 31, 2006*               25.00         .51         (2.67)           (2.16)           (.14)             --

WEAKENING DOLLAR 2X STRATEGY FUND C-CLASS
  MARCH 31, 2008                25.81        0.43          7.07             7.50           (4.78)            (--)@
  March 31, 2007                22.55         .71          2.55             3.26              --              --
  March 31, 2006*               25.00         .34         (2.65)           (2.31)           (.14)             --

* SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004 -- REAL ESTATE FUND C-CLASS; SEPTEMBER 1, 2004 -- REAL ESTATE FUND A-CLASS; MAY 25, 2005 -- STRENGTHENING DOLLAR 2X STRATEGY FUND A-CLASS AND C-CLASS, WEAKENING DOLLAR 2X STRATEGY FUND A-CLASS AND C-CLASS.

**    ANNUALIZED

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

100

                                                                           RATIOS TO
                             NET INCREASE     NET                     AVERAGE NET ASSETS:                   NET ASSETS,
                              (DECREASE)     ASSET                  -----------------------                    END OF
                REDEMPTION      IN NET       VALUE,      TOTAL                      NET         PORTFOLIO      PERIOD
    TOTAL          FEES         ASSET        END OF    INVESTMENT    TOTAL       INVESTMENT     TURNOVER      (000'S
DISTRIBUTIONS   COLLECTED       VALUE        PERIOD    RETURN+++    EXPENSES       INCOME        RATE         OMITTED)
-------------   ----------   ------------   --------   ----------   --------     ----------     ---------   -----------
$        (.23)  $       --   $      (9.74)  $  32.42       (22.59)%     1.64%          1.45%          832%  $     2,866
         (.29)          --           5.70      42.16        16.43%      1.61%          1.10%          762%        9,061
         (.20)          --           8.62      36.46        31.75%      1.57%          2.02%        1,304%          375
         (.15)          --           1.18      27.84         4.98%      1.54%**        0.52%**      1,773%           71

         (.23)          --          (9.78)     31.44       (23.21)%     2.39%          0.78%          832%        2,290
         (.29)          --           5.29      41.22        15.53%      2.36%          0.48%          762%        5,469
         (.20)          --           8.29      35.93        30.79%      2.36%          1.35%        1,304%        3,548
         (.15)          --           1.01      27.64         4.35%      2.32%          1.52%        1,773%        1,293
           --           --           1.63      26.63         6.52%      2.36%**        0.72%**        102%        7,562

           --           --          (5.50)     19.85       (21.70)%     1.66%          1.73%           --         2,795
           --           --          (2.39)     25.35        (8.62)%     1.66%          3.53%           --           108
         (.13)          --           2.74      27.74        11.47%      1.68%**        2.17%**         --            91

           --           --          (5.57)     19.42       (22.29)%     2.40%          1.84%           --         6,131
           --           --          (2.57)     24.99        (9.33)%     2.40%          2.75%           --         2,630
         (.13)          --           2.56      27.56        10.75%      2.41%**        1.51%**         --           769

        (4.78)          --           3.09      29.27        32.49%      1.67%          2.51%           --        22,148
           --           --           3.48      26.18        15.33%      1.65%          3.63%           --        21,502
         (.14)          --          (2.30)     22.70        (8.65)%     1.70%**        2.66%**         --         2,989

        (4.78)          --           2.72      28.53        31.47%      2.41%          1.57%           --        21,604
           --           --           3.26      25.81        14.46%      2.40%          2.87%           --        14,160
         (.14)          --          (2.45)     22.55        (9.25)%     2.46%**        1.79%**         --         3,916

++       OPERATING EXPENSES EXCLUDE SHORT DIVIDEND S EXPENSE.

+++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

@        LESS THAN $.01 PER SHARE

                                                                  PROSPECTUS 101

INDEX PUBLISHERS INFORMATION

THE NEW YORK BOARD OF TRADE AND STANDARD & POOR'S (THE "INDEX PUBLISHERS") DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE ANY RYDEX FUND AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC, REGARDING:

      -     THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

      -     THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

      - THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

      - THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

      - THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, NONE OF THE INDEX PUBLISHERS:

      -     RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER
            SECURITIES;

      - HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS, INCLUDING CALCULATION OF NAV;

      - HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

      - CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

      - WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

      - WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

"NEW YORK BOARD OF TRADE," "NYBOT," "THE U.S. DOLLAR INDEX," AND "USDX," ARE TRADEMARKS OR SERVICE MARKS OF THE BOARD OF TRADE OF THE CITY OF NEW YORK, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX INVESTMENTS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY THE NEW YORK BOARD OF TRADE AND THE NEW YORK BOARD OF TRADE MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

102


ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED AUGUST 1, 2008. THE SAI HAS BEEN FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE U.S. SECURITIES AND EXCHANGE COMMISSION MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("http://www.sec.gov") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE U.S. SECURITIES AND EXCHANGE COMMISSION PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE U.S. SECURITIES AND EXCHANGE COMMISSION BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO:
U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE U.S. SECURITIES AND EXCHANGE COMMISSION AT THE FOLLOWING ADDRESS: publicinfo@sec.gov.

YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUNDS OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S U.S. SECURITIES AND EXCHANGE COMMISSION REGISTRATION NUMBER IS 811-07584.

[RYDEXINVESTMENTS LOGO]

9601 Blackwell Road - Suite 500 - Rockville, MD 20850
800.820.0888 - www.rydexinvestments.com

RSAAC-1-0808x0809

                                                              RYDEX SERIES FUNDS
                     INVESTOR CLASS, ADVISOR CLASS AND H-CLASS SHARES PROSPECTUS

                                                                  AUGUST 1, 2008


                                                   DOMESTIC EQUITY - STYLE FUNDS
                                                                LARGE-CAP GROWTH
                                                                 LARGE-CAP VALUE
                                                                  MID-CAP GROWTH
                                                                   MID-CAP VALUE
                                                                SMALL-CAP GROWTH
                                                                 SMALL-CAP VALUE

                                                               MONEY MARKET FUND
                                                    U.S. GOVERNMENT MONEY MARKET


                                                         [RYDEXINVESTMENTS LOGO]

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


DOMESTIC EQUITY - STYLE FUNDS
   LARGE-CAP GROWTH FUND ....................    2
   LARGE-CAP VALUE FUND .....................    4
   MID-CAP GROWTH FUND ......................    6
   MID-CAP VALUE FUND .......................    8
   SMALL-CAP GROWTH FUND ....................   10
   SMALL-CAP VALUE FUND .....................   12
MONEY MARKET FUND
   U.S. GOVERNMENT MONEY MARKET FUND ........   14
PRINCIPAL RISKS OF INVESTING IN THE FUNDS ...   15
DESCRIPTIONS OF PRINCIPAL RISKS .............   15
FUND PERFORMANCE ............................   20
FUND FEES AND EXPENSES ......................   28
MORE INFORMATION ABOUT THE FUNDS ............   31
BENCHMARKS AND INVESTMENT METHODOLOGY .......   31
SHAREHOLDER INFORMATION .....................   33
TRANSACTION INFORMATION .....................   34
BUYING FUND SHARES ..........................   37
SELLING FUND SHARES .........................   41
EXCHANGING FUND SHARES ......................   43
RYDEX ACCOUNT POLICIES ......................   45
DISTRIBUTION AND SHAREHOLDER SERVICES .......   49
DIVIDENDS AND DISTRIBUTIONS .................   50
TAX INFORMATION .............................   51
MANAGEMENT OF THE FUNDS .....................   52
FINANCIAL HIGHLIGHTS ........................   56
INDEX PUBLISHERS INFORMATION ................   60
ADDITIONAL INFORMATION ......................   61

                                                                    PROSPECTUS 1

                               RYDEX SERIES FUNDS
                             INVESTOR CLASS SHARES
                              ADVISOR CLASS SHARES
                                 H-CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 - 301.296.5100 - WWW.RYDEXINVESTMENTS.COM

DOMESTIC EQUITY - STYLE FUNDS
MONEY MARKET FUND


Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds). This Prospectus describes the following funds (the "Funds"), which are grouped into the following categories:


DOMESTIC EQUITY - STYLE FUNDS - Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Growth Fund and Small-Cap Value Fund

MONEY MARKET FUND - U.S. Government Money Market Fund


The Funds are advised by PADCO Advisors, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor").

Investor Class Shares, Advisor Class Shares and H-Class Shares of the Funds are sold principally to clients of professional money managers ("financial intermediaries") and to investors who take part in certain asset allocation investment programs. Investors may exchange shares of the Funds through their financial intermediary or directly through the Rydex web site - www.rydexinvestments.com - or over the phone.


RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

      -     MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

      -     ARE NOT FEDERALLY INSURED

      -     ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

      -     ARE NOT BANK DEPOSITS

      -     ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

2

LARGE-CAP GROWTH FUND

H-CLASS (RYAWX)

FUND OBJECTIVE


The Large-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for large-cap growth securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Growth Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY


The Large-Cap Growth Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P 500/Citigroup Pure Growth Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.

The S&P 500/Citigroup Pure Growth Index is narrow in focus, containing only those S&P 500 companies with strong growth characteristics. As of December 31, 2007, the S&P 500/Citigroup Pure Growth Index included companies with a capitalization range of $1.9 billion to $511.9 billion. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

                                                                    PROSPECTUS 3

INVESTOR PROFILE


The Large-Cap Growth Fund is intended for investors who expect the S&P 500/Citigroup Pure Growth Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P 500/Citigroup Pure Growth Index goes down.


PRINCIPAL RISKS


The Large-Cap Growth Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Large-Capitalization

      -     Market Risk

      -     Non-Diversification Risk

      -     Swap Counterparty Credit Risk

      -     Tracking Error Risk

      -     Trading Halt Risk Securities Risk

Please see "Descriptions of Principal Risks" on page 15 for a discussion of each of the principal risks that apply to the Fund.

4

LARGE-CAP VALUE FUND

H-CLASS (RYZAX)

FUND OBJECTIVE


The Large-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for large-cap value securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Value Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY


The Large-Cap Value Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P 500/Citigroup Pure Value Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.

The S&P 500/Citigroup Pure Value Index is narrow in focus, containing only those S&P 500 companies with strong value characteristics. As of December 31, 2007, the S&P 500/Citigroup Pure Value Index included companies with a capitalization range of $708 million to $252.1 billion. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

                                                                    PROSPECTUS 5

INVESTOR PROFILE


The Large-Cap Value Fund is intended for investors who expect the S&P 500/Citigroup Pure Value Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P 500/Citigroup Pure Value Index goes down.


PRINCIPAL RISKS


The Large-Cap Value Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Large-Capitalization

      -     Market Risk

      -     Non-Diversification Risk

      -     Swap Counterparty Credit Risk

      -     Tracking Error Risk

      -     Trading Halt Risk Securities Risk

Please see "Descriptions of Principal Risks" on page 15 for a discussion of each of the principal risks that apply to the Fund.

6

MID-CAP GROWTH FUND

H-CLASS (RYBHX)

FUND OBJECTIVE


The Mid-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for mid-cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Growth Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY


The Mid-Cap Growth Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P MidCap 400/Citigroup Pure Growth Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.

The S&P MidCap 400/Citigroup Pure Growth Index is narrow in focus, containing only those S&P MidCap 400 companies with strong growth characteristics. As of December 31, 2007, the S&P MidCap 400/Citigroup Pure Growth Index included companies with a capitalization range of $560 million to $12.3 billion. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

                                                                    PROSPECTUS 7

INVESTOR PROFILE


The Mid-Cap Growth Fund is intended for investors who expect the S&P MidCap 400/Citigroup Pure Growth Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P MidCap 400/Citigroup Pure Growth Index goes down.


PRINCIPAL RISKS


The Mid-Cap Growth Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Market Risk

      -     Mid-Capitalization Securities Risk

      -     Non-Diversification Risk

      -     Swap Counterparty Credit Risk

      -     Tracking Error Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 15 for a discussion of each of the principal risks that apply to the Fund.

8

MID-CAP VALUE FUND

H-CLASS (RYAVX)

FUND OBJECTIVE


The Mid-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for mid-cap value securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Value Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY


The Mid-Cap Value Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P MidCap 400/Citigroup Pure Value Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivative positions.

The S&P MidCap 400/Citigroup Pure Value Index is narrow in focus, containing only those S&P MidCap 400 companies with strong value characteristics. As of December 31, 2007, the S&P MidCap 400/Citigroup Pure Value Index included companies with a capitalization range of $420 million to $6.3 billion. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

                                                                    PROSPECTUS 9

INVESTOR PROFILE


The Mid-Cap Value Fund is intended for investors who expect the S&P MidCap 400/Citigroup Pure Value Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P MidCap 400/Citigroup Pure Value Index goes down.


PRINCIPAL RISKS


The Mid-Cap Value Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Market Risk

      -     Mid-Capitalization Securities Risk

      -     Non-Diversification Risk

      -     Swap Counterparty Credit Risk

      -     Tracking Error Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 15 for a discussion of each of the principal risks that apply to the Fund.

10

SMALL-CAP GROWTH FUND

H-CLASS (RYWAX)

FUND OBJECTIVE


The Small-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for small-cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Growth Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY


The Small-Cap Growth Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P SmallCap 600/Citigroup Pure Growth Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.

The S&P SmallCap 600/Citigroup Pure Growth Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong growth characteristics. As of December 31, 2007, the S&P SmallCap 600/Citigroup Pure Growth Index included companies with a capitalization range of $167 million to $4.8 billion. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

                                                                   PROSPECTUS 11

INVESTOR PROFILE


The Small-Cap Growth Fund is intended for investors who expect the S&P SmallCap 600/Citigroup Pure Growth Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P SmallCap 600/Citigroup Pure Growth Index goes down.


PRINCIPAL RISKS


The Small-Cap Growth Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Small-Capitalization Securities Risk

      -     Swap Counterparty Credit Risk

      -     Tracking Error Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 15 for a discussion of each of the principal risks that apply to the Fund.

12

SMALL-CAP VALUE FUND

H-CLASS (RYAZX)

FUND OBJECTIVE


The Small-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for small-cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Value Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY


The Small-Cap Value Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P SmallCap 600/Citigroup Pure Value Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.

The S&P SmallCap 600/Citigroup Pure Value Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong value characteristics. As of December 31, 2007, the S&P SmallCap 600/Citigroup Pure Value Index included companies with a capitalization range of $89 million to $3.5 billion. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE


The Small-Cap Value Fund is intended for investors who expect the S&P SmallCap 600/Citigroup Pure Value Index to go up and want investment gains

                                                                   PROSPECTUS 13

when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P SmallCap 600/Citigroup Pure Value Index goes down.


PRINCIPAL RISKS


The Small-Cap Value Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Small-Capitalization Securities Risk

      -     Swap Counterparty Credit Risk

      -     Tracking Error Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 15 for a discussion of each of the principal risks that apply to the Fund.

14

U.S. GOVERNMENT MONEY MARKET FUND

INVESTOR CLASS (RYMXX)                                     ADVISOR CLASS (RYDXX)

FUND OBJECTIVE

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PRINCIPAL INVESTMENT STRATEGY


The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund may also invest in Eurodollar Time Deposits. The Fund operates under U.S. Securities and Exchange Commission rules which impose certain liquidity, maturity, and diversification requirements on all money market funds. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.


PRINCIPAL RISKS

The U.S. Government Money Market Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Interest Rate Risk

      -     Stable Price Per Share Risk

Please see "Descriptions of Principal Risks" on page 15 for a discussion of each of the principal risks that apply to the Fund.

                                                                   PROSPECTUS 15

PRINCIPAL RISKS OF INVESTING IN THE FUNDS


As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.

                                                                                                            U.S.
                                   LARGE-CAP   LARGE-CAP    MID-CAP   MID-CAP   SMALL-CAP   SMALL-CAP    GOVERNMENT
                                    GROWTH       VALUE      GROWTH     VALUE     GROWTH      VALUE      MONEY MARKET
                                     FUND         FUND       FUND       FUND      FUND        FUND          FUND
                                   ---------   ----------   -------   -------   ---------   ---------   ------------
Active Trading Risk                    X           X           X         X          X          X

Derivatives Risk                       X           X           X         X          X          X

Early Closing Risk                     X           X           X         X          X          X

Interest Rate Risk                                                                                           X

Large-Capitalization Securities
 Risk                                  X           X

Market Risk                            X           X           X         X          X          X

Mid-Capitalization Securities
 Risk                                                          X         X

Non-Diversification Risk               X           X           X         X          X          X

Small-Capitalization Securities
 Risk                                                                               X          X

Stable Price Per Share Risk                                                                                  X

Swap Counterparty Credit Risk          X           X           X         X          X          X

Tracking Error Risk                    X           X           X         X          X          X

Trading Halt Risk                      X           X           X         X          X          X


DESCRIPTIONS OF PRINCIPAL RISKS


ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objec-

16

tive. In certain circumstances, the Fund's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.


DERIVATIVES RISK - The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund. The risks associated with the Fund's use of futures and options contracts include:

      - The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

      - There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

                                                                   PROSPECTUS 17

      - Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

      - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

      - Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.


EARLY CLOSING RISK - The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.


INTEREST RATE RISK - Interest Rate Risk involves the potential for decline in the Fund's yield (the rate of dividends the Fund pays) in the event of declining interest rates.

LARGE-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.


MARKET RISK - The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate.

18

Historically, the markets have moved in cycles, and the value of the Fund's securities and other financial instruments may fluctuate drastically from day to day.

MID-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with larger capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. Medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK - To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SMALL-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. Small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.


STABLE PRICE PER SHARE RISK - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.

SWAP COUNTERPARTY CREDIT RISK - The Fund may enter into swap agreements, including but not limited to equity index or interest rate swap agreements, for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Fund will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is

                                                                   PROSPECTUS 19

creditworthy. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.


TRACKING ERROR RISK - Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's underlying index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. In addition, because the Fund is tracking the performance of its underlying index on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its underlying index. Tracking error may cause the Fund's performance to be less than you expect.


TRADING HALT RISK - The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial AverageSM, may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair value" method to price its outstanding contracts or securities.

20

FUND PERFORMANCE

The following bar charts show the performance of the Investor Class Shares or H-Class Shares, as applicable, of the Funds from year to year. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of the H-Class Shares (and the Advisor Class Shares and Investor Class Shares for the Money Market Fund) of the Funds as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. The after-tax returns are calculated using the highest historical federal income and capital gains tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Returns After Taxes on Distributions assume a continued investment in a Fund and show the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other classes of shares will differ from those shown below. Of course, this past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.

                                                                   PROSPECTUS 21


LARGE-CAP GROWTH FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -8.43%.

                                  [BAR GRAPH]

Year     Quater
----     ------
2005      1.41%
2006      5.15%
2007      4.75%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2007) 5.38%                 (quarter ended 6/30/2006) -5.52%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                     Since
                                                                   Inception
             H-CLASS SHARES                    Past 1 Year        (2/20/2004)
----------------------------------------       -----------        -----------
Return Before Taxes                               4.75%              3.03%
Return After Taxes on Distributions               4.29%              2.90%
Return After Taxes on Distributions and
   Sale of Fund Shares                            3.14%              2.52%
S&P 500/Citigroup Pure Growth Index (1)           6.64%              8.31%

(1) THE S&P 500/CITIGROUP PURE GROWTH INDEX IS NARROW IN FOCUS, CONTAINING ONLY THOSE S&P 500 COMPANIES WITH STRONG GROWTH CHARACTERISTICS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

22

LARGE-CAP VALUE FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -24.29%.

                                  [BAR GRAPH]

Year     Quater
----     ------
2005      3.62%
2006     16.99%
2007     -5.55%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2006) 7.67%               (quarter ended 12/31/2007) -7.10%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                     Since
                                                                   Inception
             H-CLASS SHARES                    Past 1 Year        (2/20/2004)
----------------------------------------       -----------        -----------
Return Before Taxes                               -5.55%             6.06%
Return After Taxes on Distributions              -13.91%             3.30%
Return After Taxes on Distributions and
   Sale of Fund Shares                            -3.52%             3.65%
S&P 500/Citigroup Pure Value Index (2)            -3.69%            12.84%

(2) THE S&P 500/CITIGROUP PURE VALUE INDEX IS NARROW IN FOCUS, CONTAINING ONLY THOSE S&P 500 COMPANIES WITH STRONG VALUE CHARACTERISTICS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                                                   PROSPECTUS 23

MID-CAP GROWTH FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -2.99%.

                                  [BAR GRAPH]

Year     Quater
----     ------
2005     11.49%
2006      3.31%
2007      8.20%

Highest Quarter ReturnLowest Quarter Return
(quarter ended 12/31/2006) 7.53%                (quarter ended 6/30/2006) -6.85%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                     Since
                                                                   Inception
             H-CLASS SHARES                      Past 1 Year      (2/20/2004)
----------------------------------------         -----------      -----------
Return Before Taxes                                   8.20%          8.05%
Return After Taxes on Distributions                   5.38%          6.89%
Return After Taxes on Distributions and
   Sale of Fund Shares                                5.34%          6.31%
S&P MidCap 400/Citigroup Pure Growth Index (3)       10.30%        10.71%

(3) THE S&P MIDCAP 400/CITIGROUP PURE GROWTH INDEX IS NARROW IN FOCUS, CONTAINING ONLY THOSE S&P MIDCAP 400 COMPANIES WITH STRONG GROWTH CHARACTERISTICS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

24

MID-CAP VALUE FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -15.14%.

                                  [BAR GRAPH]

Year     Quater
----     ------
2005      8.62%
2006     16.55%
2007     -5.28%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2006) 9.68%               (quarter ended 12/31/2007) -6.14%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                     Since
                                                                   Inception
             H-CLASS SHARES                    Past 1 Year        (2/20/2004)
----------------------------------------       -----------        -----------
Return Before Taxes                                -5.28%            7.87%
Return After Taxes on Distributions                -6.19%            7.48%
Return After Taxes on Distributions and
   Sale of Fund Shares                             -3.42%            6.58%
S&P MidCap 400/Citigroup Pure Value Index (4)      -3.20%           10.53%

(4) THE S&P MIDCAP 400/CITIGROUP PURE VALUE INDEX IS NARROW IN FOCUS, CONTAINING ONLY THOSE S&P MIDCAP 400 COMPANIES WITH STRONG VALUE CHARACTERISTICS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                                                   PROSPECTUS 25

SMALL-CAP GROWTH FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -11.22%.

                                  [BAR GRAPH]

Year     Quater
----     ------
2005      5.78%
2006      7.60%
2007     -0.05%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2006) 9.54%                (quarter ended 12/31/2007) -6.70%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                     Since
                                                                   Inception
             H-CLASS SHARES                      Past 1 Year      (2/20/2004)
----------------------------------------         -----------      -----------
Return Before Taxes                                   -0.05%         7.30%
Return After Taxes on Distributions                   -1.25%         6.65%
Return After Taxes on Distributions and
   Sale of Fund Shares                                0.23%          5.94%
S&P SmallCap 600/Citigroup Pure Growth Index (5)      1.49%         10.76%

(5) THE S&P SMALLCAP 600/CITIGROUP PURE GROWTH INDEX IS NARROW IN FOCUS, CONTAINING ONLY THOSE S&P SMALLCAP 600 COMPANIES WITH STRONG GROWTH CHARACTERISTICS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

26

SMALL-CAP VALUE FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -16.31%.

                                  [BAR GRAPH]

Year     Quater
----     ------
2005      3.19%
2006     18.39%
2007    -20.90%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2006) 13.11%               (quarter ended 9/30/2007) -12.73%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                     Since
                                                                   Inception
            H-CLASS SHARES                        Past 1 Year     (2/20/2004)
----------------------------------------          -----------     -----------
Return Before Taxes                                 -20.90%          3.20%
Return After Taxes on Distributions                 -21.16%          2.91%
Return After Taxes on Distributions and
   Sale of Fund Shares                              -13.58%          2.58%
S&P SmallCap 600/Citigroup Pure Value Index (6)     -18.61%          7.51%

(6) THE S&P SMALLCAP 600/CITIGROUP PURE VALUE INDEX IS NARROW IN FOCUS, CONTAINING ONLY THOSE S&P SMALLCAP 600 COMPANIES WITH STRONG VALUE CHARACTERISTICS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                                                   PROSPECTUS 27

U.S. GOVERNMENT MONEY MARKET FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS 0.98%.

                                  [BAR GRAPH]

Year     Quater
----     ------
1998      4.63%
1999      4.28%
2000      5.41%
2001      3.43%
2002      0.86%
2003      0.24%
2004      0.44%
2005      2.31%
2006      4.04%
2007      4.21%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2000) 1.45%                 (quarter ended 3/31/2004) 0.03%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

INVESTOR CLASS SHARES   Past 1 Year     Past 5 Years     Past 10 Years
---------------------   -----------     ------------     -------------
Return Before Taxes        4.21%            2.25%            2.97%

                                                             Since
                                                           Inception
ADVISOR CLASS SHARES    Past 1 Year     Past 5 Years      (4/1/1998)
---------------------   -----------     ------------     -------------
Return Before Taxes        3.69%            1.83%            2.47%

YIELD

Call 800.820.0888 for the U.S. Government Money Market Fund's current yield.

28

FUND FEES AND EXPENSES


The tables below describe the fees and expenses that you may pay if you buy and hold Investor Class Shares, Advisor Class Shares or H-Class Shares of the Funds described in this Prospectus.

                                                       LARGE-CAP   LARGE-CAP
                                                         GROWTH      VALUE
                                                        H-CLASS     H-CLASS
                                                       ---------   ---------
SHAREHOLDER FEES (1)                                     None        None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                          0.75%       0.75%

Distribution and/or Shareholder Service (12b-1) Fees     0.25%       0.25%

Other Expenses                                           0.53%       0.53%
                                                         ----        ----
Total Annual Fund Operating Expenses                     1.53%       1.53%
                                                         ====        ====

(1) THE FUNDS WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.

                                                                   PROSPECTUS 29

                                                     MID-CAP   MID-CAP   SMALL-CAP   SMALL-CAP   U.S. GOVERNMENT   U.S. GOVERNMENT
                                                     GROWTH    VALUE      GROWTH      VALUE       MONEY MARKET      MONEY MARKET
                                                     -------   -------   ---------   ---------   ---------------   ---------------
                                                     H-CLASS   H-CLASS    H-CLASS     H-CLASS     ADVISOR CLASS     INVESTOR CLASS
                                                     -------   -------   ---------   ---------   ---------------   ---------------
SHAREHOLDER FEES (1)                                   None     None       None        None          None               None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                        0.75%     0.75%      0.75%       0.75%         0.50%              0.50%

Distribution and/or Shareholder Service (12b-1) Fees   0.25%     0.25%      0.25%       0.25%         0.25%              None

Other Expenses                                         0.51%     0.54%      0.53%       0.48%         0.68%              0.43%
                                                       ----      ----       ----        ----          ----               ----
Total Annual Fund Operating Expenses                   1.51%     1.54%      1.53%       1.48%         1.43%              0.93%
                                                       ====      ====       ====        ====          ====               ====


(1) THE FUNDS WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.

30

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in H-Class Shares, Advisor Class Shares or Investor Class Shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your costs based on these assumptions.


                    FUND                        1 YEAR    3 YEARS    5 YEARS   10 YEARS
---------------------------------------------   -------   -------    -------   --------
LARGE-CAP GROWTH - H-CLASS                      $   156   $   483     $ 834     $1,824
LARGE-CAP VALUE - H-CLASS                       $   156   $   483     $ 834     $1,824
MID-CAP GROWTH - H-CLASS                        $   154   $   477     $ 824     $1,802
MID-CAP VALUE - H-CLASS                         $   157   $   486     $ 839     $1,834
SMALL-CAP GROWTH - H-CLASS                      $   156   $   483     $ 834     $1,824
SMALL-CAP VALUE - H-CLASS                       $   151   $   468     $ 808     $1,768
U.S. GOVERNMENT MONEY MARKET - INVESTOR CLASS   $    95   $   296     $ 515     $1,143
U.S. GOVERNMENT MONEY MARKET - ADVISOR CLASS    $   146   $   452     $ 782     $1,713

                                                                   PROSPECTUS 31

MORE INFORMATION ABOUT THE FUNDS:

BENCHMARKS AND INVESTMENTS

The Domestic Equity - Style Funds seek to provide investment results that either match the performance of a specific benchmark on a daily basis or correlate to the performance of a specific benchmark over time.

The current benchmark used by each Fund is set forth below:

        FUND                     BENCHMARK
---------------------    -------------------------
LARGE-CAP GROWTH FUND    S&P 500/CITIGROUP PURE
                         GROWTH INDEX

LARGE-CAP VALUE FUND     S&P 500/CITIGROUP PURE
                         VALUE INDEX

MID-CAP GROWTH FUND      S&P MIDCAP 400/CITIGROUP
                         PURE GROWTH INDEX

MID-CAP VALUE FUND       S&P MIDCAP 400/CITIGROUP
                         PURE VALUE INDEX

SMALL-CAP GROWTH FUND    S&P SMALLCAP 600/CITIGROUP
                         PURE GROWTH INDEX

SMALL-CAP VALUE FUND     S&P SMALLCAP 600/CITIGROUP
                         PURE VALUE INDEX




     UNDERSTANDING COMPOUNDING

     It is important to understand the effects of compounding when investing in any mutual fund. The following simple example provides an illustration:

     Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

     Because of the effect of compounding, the value of your investment declined even though the index went up 10% on day one and down 10% on day two.


     The example demonstrates that over time, the cumulative percentage increase or decrease in the net asset value of a fund may diverge significantly from the cumulative percentage increase or decrease in the return of the index underlying a fund's benchmark due to the compounding effect of losses and gains on the returns of the fund.

32

ADVISOR'S INVESTMENT METHODOLOGY

The Advisor develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with the Funds' respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

DOMESTIC EQUITY - STYLE FUNDS. The Advisor's primary objective for the Funds is to match with the performance of the index underlying each Fund's benchmark.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

                                                                   PROSPECTUS 33

INVESTING WITH RYDEX:

SHAREHOLDER INFORMATION

Advisor Class Shares are offered exclusively through authorized securities brokers and other financial intermediaries. Investor Class Shares and H-Class Shares are offered directly through Rydex Fund Services Inc. and also through authorized securities brokers and other financial intermediaries. Unlike Investor Class Shares, Advisor Class Shares and H-Class Shares have distribution and shareholder service fees which compensates financial intermediaries, in part, for services they provide to investors who purchase Advisor Class Shares and H-Class Shares of the Funds.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. Certain account types may be opened online via the website. For more information on opening an account, call Rydex Client Services at 800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

      MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

      The minimum initial investment amounts for accounts held through a third party (E.G., a brokerage account) are:

      -     $ 1,000 for retirement accounts

      -     $ 2,500 for all other accounts

      Accounts held DIRECTLY at Rydex are subject to a minimum account balance of $25,000 FOR NON-MANAGED ACCOUNTS (INCLUDING RETIREMENT ACCOUNTS) and $15,000 FOR ACCOUNTS MANAGED BY FINANCIAL INTERMEDIARIES.

      Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

34

      To open an IRA account with Rydex directly, you must transfer an existing IRA (or multiple IRAs) in order to meet the minimum investment amount requirements.


      There are no minimum amounts for subsequent investments in the Funds except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures." Rydex reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.


TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

- You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

-     Attach a copy of the trust document when establishing a trust account.

- When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

- You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

-     BE SURE TO SIGN THE APPLICATION.

- If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION


This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the NYSE or U.S. Government Bond Market close early - such as on days in advance of holidays generally observed by the NYSE or as otherwise permitted by the U.S. Securities and Exchange Commission - the Funds reserve the right to advance

                                                                   PROSPECTUS 35

the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The U.S. Government Bond Market and NYSE holiday schedule is included in the SAI and Rydex will post advance notice of early closings at www.rydexinvestments.com.


Notwithstanding the foregoing, the U.S. Government Money Market Fund reserves the right to accept orders to purchase or redeem shares on any day that is not a Business Day and the Federal Reserve Bank of New York or National Securities Clearing Corporation remains open. In addition, the U.S. Government Money Market Fund may designate special hours of operation on any such day. In the event that the U.S. Government Money Market Fund invokes the right to accept orders to purchase or redeem shares on any day that is not a Business Day and/or adopt special hours of operation, the U.S. Government Money Market Fund will post advance notice of these events at www.rydexinvestments.com.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

                                                       AFTERNOON
   METHOD                   FUND                      CUT-OFF TIME
------------    -----------------------------   -------------------------
By Mail         All Funds                             Market Close

By Phone        Domestic Equity - Style Funds   3:45 P.M., Eastern Time

                U.S. Government
                Money Market Fund*              1:00 P.M., Eastern Time

By Internet     Domestic Equity - Style Funds   3:50 P.M., Eastern Time

                U.S. Government
                Money Market Fund*              1:00 P.M., Eastern Time

By Financial
Intermediary    All Funds                            Market Close**


* TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND FOR THE U.S. GOVERNMENT MONEY MARKET FUND, THE FUND MUST RECEIVE YOUR WIRE PURCHASE ORDER BY 1:00 P.M., EASTERN TIME. ALL REDEMPTION ORDERS RECEIVED PRIOR TO 1:00 P.M., EASTERN TIME WILL NOT RECEIVE THE CURRENT

36

      BUSINESS DAY'S DIVIDEND. ALL REDEMPTION ORDERS RECEIVED AFTER 1:00 P.M., EASTERN TIME ARE ENTITLED TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND.

** EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE EARLIER CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.

EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

      CALCULATING NAV

      The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV.

      Each  Fund calculates its NAV by:

      -     Taking the current market value of its total assets

      -     Subtracting any liabilities

      - Dividing that amount by the total number of shares owned by shareholders


      The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE - the Funds will calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI. For more information on these early closings, please call 800.820.0888 or visit the Rydex web site
      - www.rydexinvestments.com.


      In calculating NAV, the Funds generally value their investment portfolios based on the market price of the securities as of the time the Funds determine NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

      The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

                                                                   PROSPECTUS 37

      The U.S. Government Money Market Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Funds' Board of Trustees.

      More information about the valuation of the Funds' holdings and the amortized cost method can be found in the SAI.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

BUYING FUND SHARES

The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order.

PURCHASE PROCEDURES


The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instru-

38

ments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds. Any payment instrument refused will generally be returned to you within twenty-four (24) hours of Rydex's refusal to accept such instrument, but in no event later than seventy-two (72) hours after such refusal.

Retirement contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.


You may buy shares and send your purchase proceeds by any of the following methods:

BY MAIL

IRA AND OTHER RETIREMENT ACCOUNTS REQUIRE ADDITIONAL PAPERWORK.

CALL RYDEX CLIENT SERVICES TO REQUEST A RETIREMENT ACCOUNT INVESTOR APPLICATION KIT.

    INITIAL PURCHASE                               SUBSEQUENT PURCHASES
-------------------------------              -----------------------------------
Complete the account                         Complete the Rydex investment
application that corresponds to              slip included with your quarter-
the type of account you are                  ly statement or send written
opening.                                     purchase instructions that
                                             include:
- MAKE SURE TO DESIGNATE THE
  RYDEX FUND(S) YOU WANT TO                  -  YOUR NAME
  PURCHASE.
                                             -  YOUR SHAREHOLDER ACCOUNT NUMBER
- MAKE SURE YOUR INVESTMENT
  MEETS THE ACCOUNT MINIMUM.                 -  THE RYDEX FUND(S) YOU WANT TO
                                                PURCHASE.

                  Make your check payable to RYDEX INVESTMENTS.

               Your check must be drawn on a U.S. bank and payable
                                in U.S. Dollars.

           Include the name of the Rydex Fund(s) you want to purchase on your check.

          IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO PURCHASE,
             YOUR INVESTMENT WILL BE CREDITED TO THE U.S. GOVERNMENT
                               MONEY MARKET FUND.

  Mail your application and                     Mail your written purchase
          check to:                             instructions and check to:

MAILING ADDRESS:
Rydex Investments
Attn: Ops. Dept.
9601 Blackwell Road, Suite 500
Rockville, MD 20850

                                                                   PROSPECTUS 39

BY WIRE

RYDEX CLIENT SERVICES PHONE NUMBER: 800.820.0888 OR 301.296.5406

    INITIAL PURCHASE                               SUBSEQUENT PURCHASES
-------------------------------              -----------------------------------
Submit new account paperwork,                Be sure to designate in your
and then call Rydex to obtain                wire instructions the Rydex
your account number.                         Fund(s) you want to purchase.

-  MAKE SURE TO DESIGNATE THE
   RYDEX FUND(S) YOU WANT TO
   PURCHASE.

-  MAKE SURE YOUR INVESTMENT
   MEETS THE ACCOUNT MINIMUM.

To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order, YOU MUST CALL RYDEX CLIENT SERVICES AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE TRANSACTION CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE PURCHASING:

-  Account Number

-  Fund Name

-  Amount of Wire

-  Fed Wire Reference Number (upon request)

You will receive a confirmation number to verify that your purchase order has been accepted.

        IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING WIRE,
          YOUR PURCHASE ORDER WILL NOT BE PROCESSED UNTIL THE BUSINESS
                     DAY FOLLOWING THE RECEIPT OF THE WIRE.

WIRE INSTRUCTIONS:
U.S. Bank
Cincinnati, OH
Routing Number: 0420-00013
For Account of: Rydex Investments
Account Number: 48038-9030
[Your Name]
[Your shareholder account number]

         IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO PURCHASE,
            YOUR INVESTMENT WILL BE CREDITED TO THE U.S. GOVERNMENT
                               MONEY MARKET FUND.

40

BY ACH (FAX)

RYDEX FAX NUMBER: 301.296.5103

    INITIAL PURCHASE                               SUBSEQUENT PURCHASES
-------------------------------              -----------------------------------
Submit new account paper-                    SUBSEQUENT PURCHASES MADE
work, and then call Rydex to                 VIA ACH MUST BE A MINIMUM
obtain your account number.                  OF $50. To make a subsequent
Be sure to complete the                      purchase send written purchase
"Electronic Investing via                    instructions that include:
("ACH")" section. Then, fax it
to Rydex (ONLY Individual,                   - YOUR NAME
Joint and UGMA/UTMA
accounts may be opened by                    - YOUR SHAREHOLDER ACCOUNT NUMBER
fax).
                                             - THE RYDEX FUND(S) YOU WANT TO PURCHASE
- MAKE SURE TO INCLUDE A LETTER
  OF INSTRUCTION REQUESTING                  - ACH BANK INFORMATION (IF NOT
  THAT WE PROCESS YOUR PURCHASE                ON RECORD).
  BY ACH.

- MAKE SURE TO DESIGNATE THE
  RYDEX FUND(S) YOU WANT TO
  PURCHASE.

- MAKE SURE YOUR INVESTMENT
  MEETS THE ACCOUNT MINIMUM.

BY ACH (INTERNET)     Follow the directions on the Rydex web site -
                               www.rydexinvestments.com


CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

     -     if your bank does not honor your check for any reason

     -     if the transfer agent (Rydex) does not receive your wire transfer

     -     if the transfer agent (Rydex) does not receive your ACH transfer

     -     if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

                                                                   PROSPECTUS 41

SELLING FUND SHARES


The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the Funds' next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent or your financial intermediary.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the U.S. Securities and Exchange Commission. The Funds reserve the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If a Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.


REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send redemption orders to Rydex by:

      MAIL       Rydex Investments
                 Attn: Ops. Dept.
                 9601 Blackwell Road, Suite 500
                 Rockville, MD 20850

      FAX        301.296.5103

                 If you send your redemption order by fax, you must call Rydex Client Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.

    TELEPHONE    800.820.0888 or 301.296.5406 (not available for retirement accounts)

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

      -     your name o your shareholder account number

      -     Fund name(s)

      -     dollar amount or number of shares you would like to sell

42

      - whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

      - signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically, via ACH, or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

      SIGNATURE GUARANTEES

      Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.

                                                                   PROSPECTUS 43


REDEEMING SHARES BY DRAFT WRITING

If you hold shares directly, you may redeem shares from the U.S. Government Money Market Fund by writing drafts for $500 or more on your existing account. The drafts may be made payable to any person or entity and your account will continue to earn dividends until the draft clears. Drafts may not be used for electronic funds transfers (I.E., electronic bill payments or ACH). If your balance in the U.S. Government Money Market Fund is insufficient to cover the amount of your draft, the transfer agent will automatically exchange sufficient funds from your Rydex Fund with the highest account balance to cover the draft.

You can obtain a draft writing application by calling 800.820.0888. Because of the difficulty of determining in advance the exact value of your Fund account, you may not use a draft to close your account. There is no fee for the draft writing privilege, but if payment on a draft is stopped upon your request, or if the draft cannot be honored because of insufficient funds or other valid reasons, you may be charged a fee by the financial institution where you presented your draft for payment. Rydex may also charge a $25 fee for a draft that cannot be honored due to insufficient funds. The Funds may suspend the draft writing privilege at any time.


LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Funds may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES


Unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of Investor Class Shares of any Rydex Fund for Investor Class Shares (H-Class Shares, if applicable) of any other Rydex Fund on the basis of the respective NAVs of the shares involved. Investors may similarly make exchanges of Advisor Class Shares or H-Class Shares of any Rydex Fund for Advisor Class Shares or H-Class Shares of any other Rydex Fund on the basis of the respective NAVs of the shares involved on any Business Day. Exchange requests, like any

44

other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent or your financial intermediary prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" for additional information. The exchange privilege may be modified or discontinued at any time.


EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send exchange requests to Rydex by:

        MAIL        Rydex Investments
                    Attn: Ops. Dept.
                    9601 Blackwell Road, Suite 500
                    Rockville, MD 20850

                    301.296.5101

        FAX If you send your exchange request by fax, you must call Rydex Client Services at 800.820.0888 to verify that your fax was received and when it will be processed.

     TELEPHONE      800.820.0888 OR 301.296.5406

     INTERNET       Follow the directions on the Rydex web site
                    -  www.rydexinvestments.com

Whether you transmit your exchange request by mail, fax, telephone or inter-net, you must include the following information in your exchange request:

      -     your name

      -     your shareholder account number

      - Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

      - dollar amount, number of shares or percentage of Fund position involved in the exchange

      - signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow

                                                                   PROSPECTUS 45

you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS


On any Business Day, investors may make exchanges of H-Class Shares of the Funds for H-Class Shares, (or Investor Class or Advisor Class Shares, if applicable) Investor Class Shares of the Funds for Investor Class Shares (or H-Class Shares, if applicable), and Advisor Class Shares of the Funds for Advisor Class Shares (or H-Class Shares, if applicable), of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS DO NOT ALLOW UNLIMITED TRADING. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling
800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.


RYDEX ACCOUNT POLICIES

SHAREHOLDER IDENTIFICATION AND VERIFICATION


Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while they are in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.

46

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT


For information on what is required to make changes and/or additions to your account and to obtain the appropriate forms, please visit the Rydex web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your financial intermediary's name, and you want to transfer the registration to another financial intermediary or want the shares registered in your name, then you should contact your financial intermediary for instructions on how to make this change.


TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for internet transactions that are not received.

                                                                   PROSPECTUS 47

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (E.G., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Funds' transfer agent for services associated with the following:


      - $ 15 for wire transfers of redemption proceeds under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver

      -     $ 50 on purchase checks returned for insufficient funds

      - $ 25 to stop payment of a redemption check within 10 Business Days of the settlement date

48

      - $ 15 for standard overnight packages (fee may be higher for special delivery options)


      -     $ 25 for bounced drafts or ACH transactions


      -     $ 15 per year for low balance accounts

      - The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee (and any unpaid annual maintenance fee) will be deducted from the proceeds of your redemption. You may pay the annual maintenance fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted from your account.

ACCOUNT FEE WAIVERS


The following fees will be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged: the annual maintenance fee for retirement accounts; and the wire transfer charge of $15 for wire redemptions less than $5,000. Additionally, the wire transfer charge of $15 for wire redemptions less than $5,000 will be waived for accounts that are held directly through the Funds' transfer agent that also have an adviser.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Because the Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying

                                                                   PROSPECTUS 49

higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

RIGHTS RESERVED BY THE FUNDS

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES

ADVISOR CLASS SHARES


The Funds have adopted a Distribution and Shareholder Services Plan with respect to Advisor Class Shares that allows the Funds to pay distribution and services fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution or shareholder services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940. If a Service Provider provides shareholder services, the Funds will pay service fees to the Distributor at an annual rate not to exceed 0.25% of the average daily net assets of a Fund. The Distributor will, in turn, pay the Service Provider for the services it provides. Because these Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.


H-CLASS SHARES


The Funds have adopted a Distribution Plan and a Shareholder Services Plan with respect to H-Class Shares that allows the Funds to pay distribution and/or services fees to the Distributor and Service Providers. The Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940. If a Service Provider provides shareholder services, the Funds will pay service fees to the Distributor at an annual rate not to exceed 0.25% of the average daily net assets of a Fund. The Distributor will, in turn, pay the Service Provider for the services it provides. Because the Funds pay these fees out of

50

assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.


COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds, except the U.S. Government Money Market Fund, which declares dividends daily and pays them monthly or upon redemption. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

                                                                   PROSPECTUS 51

TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

      - Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.


      - The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. The U.S. Government Money Market Fund expects to make primarily distributions that will not be treated as qualified dividend income.


      - Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

      - Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

      - Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

      - Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

      - Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

52

      - Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

      - A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

      - If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR


PADCO Advisors, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee for the fiscal year ended March 31,

                                                                   PROSPECTUS 53

2008 at an annualized rate based on the average daily net assets of each Fund, as set forth below:


                                                                      ADVISORY
                               FUND                                      FEE
-------------------------------------------------------------------   --------
LARGE-CAP GROWTH....................................................   0.75%
LARGE-CAP VALUE.....................................................   0.75%
MID-CAP GROWTH......................................................   0.75%
MID-CAP VALUE.......................................................   0.75%
SMALL-CAP GROWTH....................................................   0.75%
SMALL-CAP VALUE.....................................................   0.75%
U.S. GOVERNMENT MONEY MARKET........................................   0.50%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.


A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement is available in the Funds' September 30, 2007 Semi-Annual Report to Shareholders, which covers the period April 1, 2007 to September 30, 2007.


PORTFOLIO MANAGEMENT


Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of six investment professionals that are responsible for overseeing different functions within the Portfolio Department. Including Mr. Byrum, those members include Michael Dellapa as the Director of Alternative Investment Strategies, Ryan Harder as Senior Portfolio Manager, Douglas Holmes as the Director of Stock Selection and Asset Allocation, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 15 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following four individuals are jointly and primarily responsible for the management of the Funds.

54

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa, Harder, and Holmes. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, and helped to create the Sector Funds, all of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

MICHAEL J. DELLAPA, CFA, CAIA, Director of Alternative Investment Strategies - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, including the Absolute Return Strategies Fund and the Hedged Equity Fund, which are offered in a separate prospectus. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became the Director of Alternative Investment Strategies. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund since September 2005.

RYAN A. HARDER, CFA, Senior Portfolio Manager - Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International

                                                                   PROSPECTUS 55

Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Absolute Return Strategies, Hedged Equity, High Yield Strategy and Inverse High Yield Strategy Funds, all of which are offered in a separate prospectus. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed each Fund since March 2008.

DOUGLAS HOLMES, CFA, Director of Stock Selection and Asset Allocation - As the Director of Stock Selection and Asset Allocation, Mr. Holmes oversees the development and daily maintenance of the stock selection and asset allocation methodologies employed by the Rydex Funds. While Mr. Holmes is involved in the management of all of the Rydex Funds, he focuses on the management of the Alternative Investment, Essential Portfolio and Sector Funds, all of which are offered in a separate prospectus. Mr. Holmes first became associated with Rydex as a consultant in September 2004. In October 2005, Mr. Holmes accepted a permanent position as the Strategic Advisor and in September 2007 was named the Director of Stock Selection and Asset Allocation. Mr. Holmes has been a member of the ILT since its inception. Prior to his association with Rydex, Mr. Holmes was a 20-year veteran of State Street Global Advisors as the department head of the US Indexing Department, the US Active Department, and finally the Global Enhanced Department. He holds a BS degree in mathematics from Northeastern University. Mr. Holmes has co-managed each Fund since March 2008.


Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

56

FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years (or, if shorter, the period of operations of the Funds' H-Class Shares, or the Money Market Fund's Investor Class and Advisor Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information provided below for

                                                                 NET REALIZED    NET INCREASE
                                         NET ASSET      NET          AND           (DECREASE)    DISTRIBUTION  DISTRIBUTIONS
                                           VALUE,   INVESTMENT    UNREALIZED     IN NET ASSET      FROM NET      FROM NET
                                         BEGINNING    INCOME    GAINS (LOSSES)  VALUE RESULTING   INVESTMENT     REALIZED
          YEAR ENDED                     OF PERIOD   (LOSS)+    ON INVESTMENTS  FROM OPERATIONS     INCOME        GAINS
-------------------------------          ---------  ----------  --------------  ---------------  ------------  -------------
LARGE-CAP GROWTH FUND H-CLASS
   MARCH 31, 2008                         $ 27.16    $ (.17)      $  (1.50)        $ (1.67)         $   --       $  (.39)
   March 31, 2007                           26.11      (.14)          1.19            1.05              --            --
   March 31, 2006                           24.49      (.05)          1.69            1.64              --          (.02)
   March 31, 2005                           24.18       .37           (.06)            .31              --           (--)@@
   March 31, 2004 *                         25.00       (--)@@        (.82)           (.82)             --            --

LARGE-CAP VALUE FUND H-CLASS
   MARCH 31, 2008                           33.46       .36          (5.97)          (5.61)          (1.99)        (5.86)
   March 31, 2007                           29.12       .35           4.35            4.70            (.21)         (.15)
   March 31, 2006                           26.56       .23           2.73            2.96              --          (.40)
   March 31, 2005                           24.87       .16           1.58            1.74             (--)@@       (.05)
   March 31, 2004 *                         25.00       .01           (.14)           (.13)             --            --

MID-CAP GROWTH FUND H-CLASS
   MARCH 31, 2008                           30.75      (.28)         (1.41)          (1.69)             --         (2.38)
   March 31, 2007                           31.95      (.24)           .66             .42              --         (1.62)
   March 31, 2006                           26.86      (.19)          5.41            5.22              --          (.13)
   March 31, 2005                           25.17      (.17)          1.87            1.70              --          (.01)
   March 31, 2004 *                         25.00      (.02)           .19             .17              --            --

MID-CAP VALUE FUND H-CLASS
   MARCH 31, 2008                           36.58       .35          (6.29)          (5.94)           (.93)           --
   March 31, 2007                           31.82       .46           4.46            4.92              --          (.16)
   March 31, 2006                           27.49       .07           4.45            4.52             (--)@@       (.19)
   March 31, 2005                           25.13       .21           2.26            2.47             (--)@@       (.11)
   March 31, 2004 *                         25.00       .01            .12             .13              --            --

* SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004 -- MID-CAP VALUE FUND H-CLASS, LARGE-CAP VALUE FUND H-CLASS, MID-CAP GROWTH FUND H-CLASS AND LARGE-CAP GROWTH FUND H-CLASS.

**    ANNUALIZED.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

@@    LESS THAN $.01 PER SHARE.

                                                                   PROSPECTUS 57

the periods ended March 31, 2008 and 2007 has been audited by Ernst & Young LLP, whose report, along with the financial statements and related notes, appear in the Funds' 2008 Annual Report. The information for each of the periods through March 31, 2006 was audited by a predecessor independent registered public accounting firm. The 2008 Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2008 Annual Report is incorporated by reference in the SAI.

                                                                RATIOS TO
                                                           AVERAGE NET ASSETS:
                                                         -----------------------               NET ASSETS,
                NET INCREASE    NET ASSET                                NET                     END OF
                (DECREASE) IN    VALUE,       TOTAL                   INVESTMENT   PORTFOLIO     PERIOD
    TOTAL         NET ASSET      END OF     INVESTMENT     TOTAL        INCOME     TURNOVER      (000'S
DISTRIBUTIONS       VALUE        PERIOD      RETURN++     EXPENSES      (LOSS)       RATE        OMITTED)
-------------   -------------   ---------   ----------   ----------   ----------   ---------   -----------
  $  (.39)        $ (2.06)       $ 25.10      (6.28)%      1.53%       (0.62)%        450%      $ 11,937
       --            1.05          27.16       4.02%       1.52%       (0.53)%      1,029%        49,087
     (.02)           1.62          26.11       6.71%       1.49%       (0.19)%      1,276%        32,258
      (--)@@          .31          24.49       1.30%       1.47%        1.52%       2,018%        11,762
       --            (.82)         24.18      (3.28)%      1.41%**     (0.16)%**      296%           793

    (7.85)         (13.46)         20.00     (19.98)%      1.53%        1.11%         289%        18,459
     (.36)           4.34          33.46      16.21%       1.51%        1.12%         389%       184,082
     (.40)           2.56          29.12      11.20%       1.49%        0.82%       1,054%        56,005
     (.05)           1.69          26.56       6.99%       1.47%        0.63%         747%        24,974
       --            (.13)         24.87      (0.52)%      1.41%**      0.34%**       202%         8,094

    (2.38)          (4.07)         26.68      (6.25)%      1.51%       (0.92)%        736%        14,158
    (1.62)          (1.20)         30.75       1.42%       1.52%       (0.80)%        537%         7,715
     (.13)           5.09          31.95      19.46%       1.50%       (0.63)%        681%        48,888
     (.01)           1.69          26.86       6.75%       1.46%       (0.66)%      1,211%        23,733
       --             .17          25.17       0.68%       1.41%**     (0.75)%**      356%           625

     (.93)          (6.87)         29.71     (16.48)%      1.54%        0.96%         297%         6,512
     (.16)           4.76          36.58      15.49%       1.52%        1.39%         625%        76,513
     (.19)           4.33          31.82      16.47%       1.48%        0.25%         558%        31,340
     (.11)           2.36          27.49       9.83%       1.46%        0.77%         731%       115,660
       --             .13          25.13       0.52%       1.41%**      0.19%**       172%        18,064

* SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004 -- MID-CAP VALUE FUND H-CLASS, LARGE-CAP VALUE FUND H-CLASS, MID-CAP GROWTH FUND H-CLASS AND LARGE-CAP GROWTH FUND H-CLASS.

**    ANNUALIZED.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

@@    LESS THAN $.01 PER SHARE.

58

                                                                 NET REALIZED    NET INCREASE
                                         NET ASSET     NET           AND          (DECREASE)     DISTRIBUTIONS  DISTRIBUTIONS
                                           VALUE,   INVESTMENT    UNREALIZED     IN NET ASSET      FROM NET       FROM NET
                                         BEGINNING    INCOME    GAINS (LOSSES)  VALUE RESULTING   INVESTMENT      REALIZED
          YEAR ENDED                     OF PERIOD   (LOSS)+    ON INVESTMENTS  FROM OPERATIONS     INCOME          GAINS
------------------------------           ---------  ----------  --------------  ---------------  -------------  -------------
SMALL-CAP GROWTH FUND H-CLASS
   MARCH 31, 2008                         $ 32.62    $  (.26)      $ (3.58)         (3.84)          $    --       $  (1.33)
   March 31, 2007                           32.27       (.33)          .68            .35                --             --
   March 31, 2006                           27.97       (.22)         5.32           5.10                --           (.80)
   March 31, 2005                           25.34       (.23)         3.11           2.88                --           (.25)
   March 31, 2004 *                         25.00       (.02)          .36            .34                --             --

SMALL-CAP VALUE FUND H-CLASS
   MARCH 31, 2008                           35.51        .33         (9.04)         (8.71)             (.27)            --
   March 31, 2007                           33.38        .15          2.01           2.16                --           (.03)
   March 31, 2006                           28.24        .06          5.58           5.64                --           (.50)
   March 31, 2005                           25.62       (.01)         2.76           2.75                --           (.13)
   March 31, 2004 *                         25.00       (.01)          .63            .62                --             --

U.S. GOVERNMENT MONEY MARKET FUND INVESTOR CLASS
   MARCH 31, 2008                            1.00        .04            --            .04              (.04)            --
   March 31, 2007                            1.00        .04            --            .04              (.04)            --
   March 31, 2006                            1.00        .03            --            .03              (.03)            --
   March 31, 2005                            1.00        .01            --            .01              (.01)            --
   March 31, 2004                            1.00         --@@          --             --@@             (--)@@          --

U.S. GOVERNMENT MONEY MARKET FUND ADVISOR CLASS
   MARCH 31, 2008                            1.00        .03            --            .03              (.03)            --
   March 31, 2007                            1.00        .04            --            .04              (.04)            --
   March 31, 2006                            1.00        .02            --            .02              (.02)            --
   March 31, 2005                            1.00         --@@          --             --@@             (--)@@          --
   March 31, 2004                            1.00         --@@          --             --@@             (--)@@          --

* SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004 -- SMALL-CAP GROWTH FUND H-CLASS AND SMALL-CAP VALUE FUND H-CLASS.

**    ANNUALIZED.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

@@    LESS THAN $.01 PER SHARE.

                                                                   PROSPECTUS 59

                                                                    RATIOS TO
                                                                 AVERAGE NET ASSETS:
                                                         --------------------------------               NET ASSETS,
                 NET INCREASE    NET ASSET                                         NET                    END OF
                (DECREASE) IN     VALUE,      TOTAL                            INVESTMENT   PORTFOLIO     PERIOD
   TOTAL          NET ASSET       END OF    INVESTMENT     TOTAL      NET        INCOME     TURNOVER      (000'S
DISTRIBUTIONS       VALUE         PERIOD     RETURN++    EXPENSES   EXPENSES     (LOSS)       RATE        OMITTED)
-------------   -------------    ---------  ----------   --------   --------   ----------   ---------   -----------
  $ (1.33)       $    (5.17)     $   27.45   (12.23)%     1.53%      1.53%      (0.79)%         834%    $     6,259
       --               .35          32.62     1.08%      1.53%      1.53%      (1.05)%         623%         18,171
     (.80)             4.30          32.27    18.44%      1.50%      1.50%      (0.73)%       1,003%         73,489
     (.25)             2.63          27.97    11.38%      1.46%      1.46%      (0.84)%         983%         26,145
       --               .34          25.34     1.36%      1.41%**    1.41%**    (0.85)%**       117%          2,544

     (.27)            (8.98)         26.53   (24.56)%     1.48%      1.48%       1.04%          566%         51,563
     (.03)             2.13          35.51     6.46%      1.52%      1.52%       0.46%          728%         10,478
     (.50)             5.14          33.38    20.20%      1.50%      1.50%       0.19%          806%        102,448
     (.13)             2.62          28.24    10.73%      1.47%      1.47%      (0.04)%         744%         75,748
       --               .62          25.62     2.48%      1.41%**    1.41%**    (0.21)%**       177%         19,900

     (.04)               --           1.00     3.76%      0.93%      0.93%       3.71%           --         978,584
     (.04)               --           1.00     4.26%      0.92%      0.92%       4.20%           --         982,347
     (.03)               --           1.00     2.79%      0.88%      0.88%       2.74%           --         975,088
     (.01)               --           1.00     0.82%      0.87%      0.87%       0.81%           --       1,196,009
      (--)@@             --           1.00     0.18%      0.90%      0.90%       0.18%           --       1,057,062

     (.03)               --           1.00     3.24%      1.43%      1.43%       3.25%           --         159,111
     (.04)               --           1.00     3.75%      1.42%      1.42%       3.70%           --         204,068
     (.02)               --           1.00     2.28%      1.39%      1.39%       2.21%           --         151,828
      (--)@@             --           1.00     0.43%      1.38%      1.25%       0.39%           --         245,890
      (--)@@             --           1.00     0.01%      1.38%      1.08%       0.01%           --         249,599

* SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004 -- SMALL-CAP GROWTH FUND H-CLASS AND SMALL-CAP VALUE FUND H-CLASS.

**    ANNUALIZED.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

@@    LESS THAN $.01 PER SHARE.

60

INDEX PUBLISHER INFORMATION


THE LARGE-CAP GROWTH, LARGE-CAP VALUE, MID-CAP GROWTH, MID-CAP VALUE, SMALL-CAP GROWTH, AND SMALL-CAP VALUE FUNDS (THE "RYDEX S&P FUNDS") ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S ("S&P") OR CITIGROUP GLOBAL MARKETS, INC. ("CITIGROUP"). NEITHER S&P NOR CITIGROUP MAKES ANY REPRESENTATION, CONDITION, WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE RYDEX S&P FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE RYDEX S&P FUNDS PARTICULARLY OR THE ABILITY OF THE S&P 500/CITIGROUP PURE GROWTH INDEX, S&P 500/CITIGROUP PURE VALUE INDEX, S&P MIDCAP 400/CITIGROUP PURE GROWTH INDEX, S&P MIDCAP 400/CITIGROUP PURE VALUE INDEX, S&P SMALLCAP 600/CITIGROUP PURE GROWTH INDEX, AND S&P SMALLCAP 600/CITIGROUP PURE VALUE INDEX (THE "S&P INDICES") TO TRACK GENERAL STOCK MARKET PERFORMANCE. S&P'S AND CITIGROUP'S ONLY RELATIONSHIP TO RYDEX INVESTMENTS ("LICENSEE") IS THE LICENSING OF CERTAIN OF THEIR TRADEMARKS AND OF THE S&P INDICES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY S&P WITHOUT REGARD TO LICENSEE OR THE RYDEX S&P FUNDS. S&P AND CITIGROUP HAVE NO OBLIGATION TO TAKE THE NEEDS OF LICENSEE OR THE OWNERS OF THE RYDEX S&P FUNDS INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE S&P INDICES. NEITHER S&P NOR CITIGROUP ARE RESPONSIBLE FOR AND HAVE NOT PARTICIPATED IN THE DETERMINATION OF THE PRICES AND AMOUNT OF THE RYDEX S&P FUNDS OR THE TIMING OF THE ISSUANCE OR SALE OF THE RYDEX S&P FUNDS OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE RYDEX S&P FUNDS ARE TO BE CONVERTED INTO CASH. S&P AND CITIGROUP HAVE NO OBLIGATION LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING, OR TRADING OF THE RYDEX S&P FUNDS.

S&P AND CITIGROUP DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P INDICES OR ANY DATA INCLUDED THEREIN AND S&P AND CITIGROUP SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P AND CITIGROUP MAKE NO WARRANTY OR CONDITION, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE RYDEX S&P FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDICES OR ANY DATA INCLUDED THEREIN. S&P AND CITIGROUP MAKE NO EXPRESS OR IMPLIED WARRANTIES OR CONDITIONS, AND EXPRESSLY DISCLAIM ALL WARRANTIES OR CONDITIONS OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P OR CITIGROUP HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) RESULTING FROM THE USE OF THE S&P INDICES OR ANY DATA INCLUDED THEREIN, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. "STANDARD & POOR'S(R)," S&P(R)," "S&P 500/CITIGROUP PURE VALUE," "S&P 500/CITIGROUP PURE GROWTH," "S&P MIDCAP 400/CITIGROUP PURE VALUE," "S&P MIDCAP 400/CITIGROUP PURE GROWTH," "S&P SMALLCAP 600/CITIGROUP

                                                                   PROSPECTUS 61

PURE VALUE," AND "S&P SMALLCAP 600/CITIGROUP PURE GROWTH" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND CITIGROUP, INC.

ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED AUGUST 1, 2008. THE SAI HAS BEEN FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE U.S. SECURITIES AND EXCHANGE COMMISSION MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE U.S. SECURITIES AND EXCHANGE COMMISSION PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE U.S. SECURITIES AND EXCHANGE COMMISSION BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO:
U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE U.S. SECURITIES AND EXCHANGE COMMISSION AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.


YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUNDS OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S U.S. SECURITIES AND EXCHANGE COMMISSION REGISTRATION NUMBER IS 811-07584.

[RYDEXINVESTMENTS LOGO]

      9601 Blackwell Road - Suite 500 - Rockville, MD 20850 800.820.0888 - www.rydexinvestments.com

      RESH-1-0808x0809

                                                              RYDEX SERIES FUNDS

                            A-CLASS AND C-CLASS SHARES PROSPECTUS AUGUST 1, 2008


                                                   DOMESTIC EQUITY - STYLE FUNDS
                                                                LARGE-CAP GROWTH
                                                                 LARGE-CAP VALUE
                                                                  MID-CAP GROWTH
                                                                   MID-CAP VALUE
                                                                SMALL-CAP GROWTH
                                                                 SMALL-CAP VALUE

                                                               MONEY MARKET FUND
                                                    U.S. GOVERNMENT MONEY MARKET

                                                         [RYDEXINVESTMENTS LOGO]

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

DOMESTIC EQUITY - STYLE FUNDS
 LARGE-CAP GROWTH FUND................................    2
 LARGE-CAP VALUE FUND.................................    4
 MID-CAP GROWTH FUND..................................    6
 MID-CAP VALUE FUND...................................    8
 SMALL-CAP GROWTH FUND................................   10
 SMALL-CAP VALUE FUND.................................   12
MONEY MARKET FUND
 U.S. GOVERNMENT MONEY MARKET FUND....................   14
PRINCIPAL RISKS OF INVESTING IN THE FUNDS.............   15
DESCRIPTIONS OF PRINCIPAL RISKS.......................   15
FUND PERFORMANCE......................................   20
FUND FEES AND EXPENSES................................   28
MORE INFORMATION ABOUT THE FUNDS......................   34
BENCHMARKS AND INVESTMENT METHODOLOGY.................   34
SHAREHOLDER INFORMATION...............................   36
TRANSACTION INFORMATION...............................   37
SALES CHARGES.........................................   40
 A-CLASS SHARES.......................................   40
 C-CLASS SHARES.......................................   43
BUYING FUND SHARES....................................   44
SELLING FUND SHARES...................................   48
EXCHANGING FUND SHARES................................   50
RYDEX ACCOUNT POLICIES................................   52
DISTRIBUTION AND SHAREHOLDER SERVICES.................   55
DIVIDENDS AND DISTRIBUTIONS...........................   57
TAX INFORMATION.......................................   57
MANAGEMENT OF THE FUNDS...............................   59
FINANCIAL HIGHLIGHTS..................................   64
INDEX PUBLISHERS INFORMATION..........................   70
ADDITIONAL INFORMATION................................   71

                                                                    PROSPECTUS 1

                               RYDEX SERIES FUNDS
                                 A-CLASS SHARES
                                 C-CLASS SHARES

           9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 - 301.296.5100 - WWW.RYDEXINVESTMENTS.COM

DOMESTIC EQUITY - STYLE FUNDS MONEY MARKET FUND


Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds). This Prospectus describes the following funds (the "Funds"), which are grouped into the following categories:


DOMESTIC EQUITY - STYLE FUNDS - Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Growth Fund and Small-Cap Value Fund

MONEY MARKET FUND - U.S. Government Money Market Fund

The Funds are advised by PADCO Advisors, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor").

A-Class Shares and C-Class Shares of the Funds are sold through broker-dealers and other financial institutions ("financial intermediaries") whose clients take part in certain asset allocation investment programs. Investors may exchange shares of the Funds through their financial intermediary or directly through the Rydex web site - www.rydexinvestments.com - or over the phone.


RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

     -    MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

     -    ARE NOT FEDERALLY INSURED

     -    ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

     -    ARE NOT BANK DEPOSITS

     -    ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

2

LARGE-CAP GROWTH FUND

A-CLASS (RYLGX)                                                 C-CLASS (RYGRX)

FUND OBJECTIVE


The Large-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for large-cap growth securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Growth Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY


The Large-Cap Growth Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P 500/Citigroup Pure Growth Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.

The S&P 500/Citigroup Pure Growth Index is narrow in focus, containing only those S&P 500 companies with strong growth characteristics. As of December 31, 2007, the S&P 500/Citigroup Pure Growth Index included companies with a capitalization range of $1.9 billion to $511.9 billion. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

                                                                    PROSPECTUS 3

INVESTOR PROFILE


The Large-Cap Growth Fund is intended for investors who expect the S&P 500/Citigroup Pure Growth Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P 500/Citigroup Pure Growth Index goes down.


PRINCIPAL RISKS


The Large-Cap Growth Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Large-Capitalization Securities Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Swap Counterparty Credit Risk

     -    Tracking Error Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 15 for a discussion of each of the principal risks that apply to the Fund.

4

LARGE-CAP VALUE FUND

A-CLASS (RYLVX)                                                 C-CLASS (RYVVX)

FUND OBJECTIVE


The Large-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for large-cap value securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Value Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY


The Large-Cap Value Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P 500/Citigroup Pure Value Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.

The S&P 500/Citigroup Pure Value Index is narrow in focus, containing only those S&P 500 companies with strong value characteristics. As of December 31, 2007, the S&P 500/Citigroup Pure Value Index included companies with a capitalization range of $708 million to $252.1 billion. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

                                                                    PROSPECTUS 5

INVESTOR PROFILE


The Large-Cap Value Fund is intended for investors who expect the S&P 500/Citigroup Pure Value Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P 500/Citigroup Pure Value Index goes down.


PRINCIPAL RISKS


The Large-Cap Value Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Large-Capitalization Securities

     -    Market Risk

     -    Non-Diversification Risk

     -    Swap Counterparty Credit Risk

     -    Tracking Error Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 15 for a discussion of each of the principal risks that apply to the Fund.

6

MID-CAP GROWTH FUND

A-CLASS (RYMGX)                                                  C-CLASS (RYCKX)

FUND OBJECTIVE


The Mid-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for mid-cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Growth Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY


The Mid-Cap Growth Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P MidCap 400/Citigroup Pure Growth Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.

The S&P MidCap 400/Citigroup Pure Growth Index is narrow in focus, containing only those S&P MidCap 400 companies with strong growth characteristics. As of December 31, 2007, the S&P MidCap 400/Citigroup Pure Growth Index included companies with a capitalization range of $560 million to $12.3 billion. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

                                                                    PROSPECTUS 7

INVESTOR PROFILE


The Mid-Cap Growth Fund is intended for investors who expect the S&P MidCap 400/Citigroup Pure Growth Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P MidCap 400/Citigroup Pure Growth Index goes down.


PRINCIPAL RISKS


The Mid-Cap Growth Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Market Risk

     -    Mid-Capitalization Securities Risk

     -    Non-Diversification Risk

     -    Swap Counterparty Credit Risk

     -    Tracking Error Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 15 for a discussion of each of the principal risks that apply to the Fund.

8

MID-CAP VALUE FUND

A-CLASS (RYMVX)                                                  C-CLASS (RYMMX)

FUND OBJECTIVE


The Mid-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for mid-cap value securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Value Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY


The Mid-Cap Value Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P MidCap 400/Citigroup Pure Value Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.

The S&P MidCap 400/Citigroup Pure Value Index is narrow in focus, containing only those S&P MidCap 400 companies with strong value characteristics. As of December 31, 2007, the S&P MidCap 400/Citigroup Pure Value Index included companies with a capitalization range of $420 million to $6.3 billion. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

                                                                    PROSPECTUS 9

INVESTOR PROFILE


The Mid-Cap Value Fund is intended for investors who expect the S&P MidCap 400/Citigroup Pure Value Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P MidCap 400/Citigroup Pure Value Index goes down.


PRINCIPAL RISKS


The Mid-Cap Value Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Market Risk

     -    Mid-Capitalization Securities Risk

     -    Non-Diversification Risk

     -    Swap Counterparty Credit Risk

     -    Tracking Error Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 15 for a discussion of each of the principal risks that apply to the Fund.

10

SMALL-CAP GROWTH FUND

A-CLASS (RYSGX)                                                  C-CLASS (RYWCX)

FUND OBJECTIVE


The Small-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for small-cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Growth Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY


The Small-Cap Growth Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P SmallCap 600/Citigroup Pure Growth Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.

The S&P SmallCap 600/Citigroup Pure Growth Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong growth characteristics. As of December 31, 2007, the S&P SmallCap 600/Citigroup Pure Growth Index included companies with a capitalization range of $167 million to $4.8 billion. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

                                                                   PROSPECTUS 11

INVESTOR PROFILE


The Small-Cap Growth Fund is intended for investors who expect the S&P SmallCap 600/Citigroup Pure Growth Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P SmallCap 600/Citigroup Pure Growth Index goes down.


PRINCIPAL RISKS


The Small-Cap Growth Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Small-Capitalization Securities Risk

     -    Swap Counterparty Credit Risk

     -    Tracking Error Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 15 for a discussion of each of the principal risks that apply to the Fund.

12

SMALL-CAP VALUE FUND

A-CLASS (RYSVX)                                                  C-CLASS (RYYCX)

FUND OBJECTIVE


The Small-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for small-cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Value Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY


The Small-Cap Value Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P SmallCap 600/Citigroup Pure Value Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.

The S&P SmallCap 600/Citigroup Pure Value Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong value characteristics. As of December 31, 2007, the S&P SmallCap 600/Citigroup Pure Value Index included companies with a capitalization range of $89 million to $3.5 billion. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

                                                                   PROSPECTUS 13

INVESTOR PROFILE


The Small-Cap Value Fund is intended for investors who expect the S&P SmallCap 600/Citigroup Pure Value Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P SmallCap 600/Citigroup Pure Value Index goes down.


PRINCIPAL RISKS


The Small-Cap Value Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Small-Capitalization Securities Risk

     -    Swap Counterparty Credit Risk

     -    Tracking Error Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 15 for a discussion of each of the principal risks that apply to the Fund.

14

U.S. GOVERNMENT MONEY MARKET FUND

A-CLASS (RYAXX)                                                  C-CLASS (RYCXX)

FUND OBJECTIVE

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PRINCIPAL INVESTMENT STRATEGY


The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund may also invest in Eurodollar Time Deposits. The Fund operates under U.S. Securities and Exchange Commission rules which impose certain liquidity, maturity, and diversification requirements on all money market funds. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.


PRINCIPAL RISKS

The U.S. Government Money Market Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Interest Rate Risk

     -    Stable Price Per Share Risk

Please see "Descriptions of Principal Risks" on page 15 for a discussion of each of the principal risks that apply to the Fund.

                                                                   PROSPECTUS 15

PRINCIPAL RISKS OF INVESTING IN THE FUNDS


As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.

                                                                                                                     U.S.
                                       LARGE-CAP    LARGE-CAP    MID-CAP    MID-CAP    SMALL-CAP    SMALL-CAP     GOVERNMENT
                                        GROWTH        VALUE       GROWTH     VALUE      GROWTH        VALUE      MONEY MARKET
                                         FUND          FUND        FUND      FUND        FUND          FUND          FUND
                                       ---------    ---------    -------    -------    ---------    ---------    -------------
Active Trading Risk                        X            X           X          X           X            X

Derivatives Risk                           X            X           X          X           X            X

Early Closing Risk                         X            X           X          X           X            X

Interest Rate Risk                                                                                                     X

Large-Capitalization Securities Risk       X            X

Market Risk                                X            X           X          X           X            X

Mid-Capitalization Securities Risk                                  X          X

Non-Diversification Risk                   X            X           X          X           X            X

Small-Capitalization Securities Risk                                                       X            X

Stable Price Per Share Risk                                                                                            X

Swap Counterparty Credit Risk              X            X           X          X           X            X

Tracking Error Risk                        X            X           X          X           X            X

Trading Halt Risk                          X            X           X          X           X            X


DESCRIPTIONS OF PRINCIPAL RISKS


ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

16

DERIVATIVES RISK - The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

     FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

     OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

     The risks associated with the Fund's use of futures and options contracts include:

     - The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

     - There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

     - Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

                                                                   PROSPECTUS 17

     - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

     - Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.


EARLY CLOSING RISK - The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.


INTEREST RATE RISK - Interest Rate Risk involves the potential for decline in the Fund's yield (the rate of dividends the Fund pays) in the event of declining interest rates.

LARGE-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.


MARKET RISK - The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and other financial instruments may fluctuate drastically from day to day.

MID-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with larger capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices,

18

significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. Medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.


NON-DIVERSIFICATION RISK - To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SMALL-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. Small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.


STABLE PRICE PER SHARE RISK - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.

SWAP COUNTERPARTY CREDIT RISK - The Fund may enter into swap agreements, including but not limited to equity index or interest rate swap agreements, for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Fund will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If swap counterparty defaults on its payment obligations to the Fund,

                                                                   PROSPECTUS 19

this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.


TRACKING ERROR RISK - Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's underlying index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. In addition, because the Fund is tracking the performance of its underlying index on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its underlying index. Tracking error may cause the Fund's performance to be less than you expect.


TRADING HALT RISK - The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial AverageSM, may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair value" method to price its outstanding contracts or securities.

20

FUND PERFORMANCE

The following bar charts show the performance of the C-Class Shares of the Funds from year to year. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of the A-Class Shares and C-Class Shares of the Funds as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. The after-tax returns are calculated using the highest historical federal income and capital gains tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Returns After Taxes on Distributions assume a continued investment in a Fund and show the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other classes of shares will differ from those shown below. Of course, this past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.

                                                                   PROSPECTUS 21


LARGE-CAP GROWTH FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -8.75%.

                                  [BAR GRAPH]

YEAR    QUARTER RETURN
----    --------------
2005        0.74%
2006        4.38%
2007        3.89%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2007) 5.16%                 (quarter ended 6/30/2006) -5.67%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                             Since
                                                           Inception
A-CLASS SHARES                             Past 1 Year     (9/1/2004)
--------------                             -----------     ----------
Return Before Taxes                           -0.18%         4.02%

Return After Taxes on Distributions           -0.61%         3.87%

Return After Taxes on Distributions and
   Sale of Fund Shares                        -0.06%         3.36%

S&P 500/Citigroup Pure Growth Index (1)        6.64%        10.95%

                                                              Since
                                                            Inception
C-CLASS SHARES                             Past 1 Year     (2/20/2004)
--------------                             -----------     -----------
Return Before Taxes                           3.89%           2.28%

Return After Taxes on Distributions           3.43%           2.15%

Return After Taxes on Distributions and
   Sale of Fund Shares                        2.59%           1.88%

S&P 500/Citigroup Pure Growth Index (1)       6.64%           8.31%

(1) THE S&P 500/CITIGROUP PURE GROWTH INDEX IS NARROW IN FOCUS, CONTAINING ONLY THOSE S&P 500 COMPANIES WITH STRONG GROWTH CHARACTERISTICS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

22

LARGE-CAP VALUE FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -24.57%.

                                  [BAR GRAPH]

YEAR    QUARTER RETURN
----    --------------
2005         2.75%
2006        16.06%
2007        -6.26%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2006) 7.48%               (quarter ended 12/31/2007) -7.31%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                             Since
                                                           Inception
A-CLASS SHARES                             Past 1 Year     (9/1/2004)
--------------                             -----------     ----------
Return Before Taxes                          -10.03%          5.92%

Return After Taxes on Distributions          -18.00%          2.73%

Return After Taxes on Distributions and
   Sale of Fund Shares                        -6.44%          3.28%

S&P 500/Citigroup Pure Value Index (2)        -3.69%         13.18%

                                                             Since
                                                           Inception
C-CLASS SHARES                             Past 1 Year     (2/20/2004)
--------------                             -----------     ----------
Return Before Taxes                           -6.26%          5.28%

Return After Taxes on Distributions          -14.80%          2.46%

Return After Taxes on Distributions and
   Sale of Fund Shares                        -3.98%          2.95%

S&P 500/Citigroup Pure Value Index (2)        -3.69%         12.84%

(2) THE S&P 500/CITIGROUP PURE VALUE INDEX IS NARROW IN FOCUS, CONTAINING ONLY THOSE S&P 500 COMPANIES WITH STRONG VALUE CHARACTERISTICS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                                                   PROSPECTUS 23

MID-CAP GROWTH FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -3.33%.

                                  [BAR GRAPH]

YEAR    QUARTER RETURN
----    --------------
2005        10.70%
2006         2.47%
2007         7.44%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2006) 7.32%                (quarter ended 6/30/2006) -7.05%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                             Since
                                                           Inception
A-CLASS SHARES                             Past 1 Year     (9/1/2004)
--------------                             -----------     ----------
Return Before Taxes                            3.06%          9.25%

Return After Taxes on Distributions            0.37%          7.88%

Return After Taxes on Distributions and
   Sale of Fund Shares                         1.99%          7.22%

S&P MidCap 400/Citigroup Pure Growth
   Index (3)                                  10.30%         13.17%

                                                             Since
                                                           Inception
C-CLASS SHARES                             Past 1 Year     (2/20/2004)
--------------                             -----------     ----------
Return Before Taxes                            7.44%          7.27%

Return After Taxes on Distributions            4.56%          6.08%

Return After Taxes on Distributions and
   Sale of Fund Shares                         4.84%          5.62%

S&P MidCap 400/Citigroup Pure Growth
   Index (3)                                  10.30%         10.71%

(3) THE S&P MIDCAP 400/CITIGROUP PURE GROWTH INDEX IS NARROW IN FOCUS, CONTAINING ONLY THOSE S&P MIDCAP 400 COMPANIES WITH STRONG GROWTH CHARACTERISTICS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

24

MID-CAP VALUE FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -15.56%.

                                  [BAR GRAPH]

YEAR    QUARTER RETURN
----    --------------
2005         7.76%
2006        15.69%
2007        -6.01%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2006) 9.48%                (quarter ended 9/30/2007) -6.32%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                             Since
                                                           Inception
A-CLASS SHARES                             Past 1 Year     (9/1/2004)
--------------                             -----------     ----------
Return Before Taxes                           -9.84%          8.14%

Return After Taxes on Distributions          -10.71%          7.68%

Return After Taxes on Distributions and
   Sale of Fund Shares                        -6.38%          6.75%

S&P MidCap 400/Citigroup Pure Value
   Index (4)                                  -3.20%         11.91%

                                                             Since
                                                           Inception
C-CLASS SHARES                             Past 1 Year     (2/20/2004)
--------------                             -----------     ----------
Return Before Taxes                           -6.01%           7.08%

Return After Taxes on Distributions           -6.94%           6.69%

Return After Taxes on Distributions and
   Sale of Fund Shares                        -3.89%           5.88%

S&P MidCap 400/Citigroup Pure Value
   Index (4)                                  -3.20%          10.53%

(4) THE S&P MIDCAP 400/CITIGROUP PURE VALUE INDEX IS NARROW IN FOCUS, CONTAINING ONLY THOSE S&P MIDCAP 400 COMPANIES WITH STRONG VALUE CHARACTERISTICS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                                                   PROSPECTUS 25

SMALL-CAP GROWTH FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -11.54%.

                                  [BAR GRAPH]

YEAR    QUARTER RETURN
----    --------------
2005         5.08%
2006         6.84%
2007        -0.79%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2006) 9.35%                (quarter ended 12/31/2007) -6.90%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                             Since
                                                           Inception
A-CLASS SHARES                             Past 1 Year     (9/1/2004)
--------------                             -----------     ----------
Return Before Taxes                           -4.80%          7.66%

Return After Taxes on Distributions           -5.94%          6.90%

Return After Taxes on Distributions and
   Sale of Fund Shares                        -2.87%          6.19%

S&P SmallCap 600/Citigroup Pure Growth
   Index (5)                                   1.49%         11.72%

                                                             Since
                                                           Inception
C-CLASS SHARES                             Past 1 Year    (2/20/2004)
--------------                             -----------     ----------
Return Before Taxes                           -0.79%          6.57%

Return After Taxes on Distributions           -2.01%          5.90%

Return After Taxes on Distributions and
   Sale of Fund Shares                        -0.24%          5.30%

S&P SmallCap 600/Citigroup Pure Growth
   Index (5)                                   1.49%         10.76%

(5) THE S&P SMALLCAP 600/CITIGROUP PURE GROWTH INDEX IS NARROW IN FOCUS, CONTAINING ONLY THOSE S&P SMALLCAP 600 COMPANIES WITH STRONG GROWTH CHARACTERISTICS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

26

SMALL-CAP VALUE FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -16.68%.

                                  [BAR GRAPH]

YEAR    QUARTER RETURN
----    --------------
2005         2.42%
2006        17.48%
2007       -21.47%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2006) 12.89%               (quarter ended 9/30/2007) -12.86%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                             Since
                                                           Inception
A-CLASS SHARES                             Past 1 Year     (9/1/2004)
--------------                             -----------     ----------
Return Before Taxes                          -24.62%          1.91%

Return After Taxes on Distributions          -24.88%          1.59%

Return After Taxes on Distributions and
   Sale of Fund Shares                       -16.00%          1.45%

S&P SmallCap 600/Citigroup Pure Value
   Index (6)                                 -18.61%          8.26%

                                                             Since
                                                           Inception
C-CLASS SHARES                             Past 1 Year     (2/20/2004)
--------------                             -----------     ----------
Return Before Taxes                          -21.47%          2.43%

Return After Taxes on Distributions          -21.74%          2.14%

Return After Taxes on Distributions and
   Sale of Fund Shares                       -13.95%          1.92%

S&P SmallCap 600/Citigroup Pure Value
   Index (6)                                 -18.61%          7.51%

(6) THE S&P SMALLCAP 600/CITIGROUP PURE VALUE INDEX IS NARROW IN FOCUS, CONTAINING ONLY THOSE S&P SMALLCAP 600 COMPANIES WITH STRONG VALUE CHARACTERISTICS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                                                   PROSPECTUS 27

U.S. GOVERNMENT MONEY MARKET FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS 0.48%.

                                  [BAR GRAPH]

YEAR    QUARTER RETURN
----    --------------
2001        2.32%
2002        0.11%
2003        0.01%
2004        0.03%
2005        1.30%
2006        3.02%
2007        3.18%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2001) 1.00%                  (quarter ended 3/31/2003) 0.00%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                             Since
                                                           Inception
A-CLASS SHARES                             Past 1 Year     (3/31/2004)
--------------                             -----------     ----------
Return Before Taxes                           3.95%           2.68%

                                                 Since Inception
C-CLASS SHARES        Past 1 Year  Past 5 Years    (10/19/2000)
-------------------   -----------  ------------  ---------------
Return Before Taxes      3.18%         1.51%          1.52%

YIELD

Call 800.820.0888 for the U.S. Government Money Market Fund's current yield.

28

FUND FEES AND EXPENSES


The table below describes the fees and expenses that you may pay if you buy and hold A-Class Shares and C-Class Shares of the Funds described in this Prospectus.

                                                            LARGE-CAP GROWTH
                                                            ----------------
                                                            A-CLASS  C-CLASS
                                                            -------  -------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) (1)

Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of initial purchase price) (2)               4.75%    None

Maximum Deferred Sales Charge (Load) (as a percentage
of initial purchase price or current market value,            None (4) 1.00%
whichever is less) (3)

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                               0.75%    0.75%

Distribution And/Or Shareholder Service (12b-1) Fees          0.25%    1.00%

Other Expenses                                                0.51%    0.52%
                                                              ----     ----
Total Annual Fund Operating Expenses                          1.51%    2.27%
                                                              ====     ====

(1) THE FUNDS WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ELIGIBLE FOR SUCH A WAIVER.

(2) REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES." THIS SALES CHARGE DOES NOT APPLY TO THE U.S. GOVERNMENT MONEY MARKET FUND.

(3) THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH RYDEX DISTRIBUTORS, INC. (THE "DISTRIBUTOR") TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

(4) FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NET ASSET VALUE ("NAV"), WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1.00% CONTINGENT DEFERRED SALES CHARGE ("CDSC") BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER.

                                                                   PROSPECTUS 29

                                                           LARGE-CAP VALUE           MID-CAP GROWTH              MID-CAP VALUE
                                                        --------------------      --------------------       --------------------
                                                        A-CLASS      C-CLASS      A-CLASS      C-CLASS       A-CLASS      C-CLASS
                                                        -------      -------      -------      -------       -------      -------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) (1)

Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of initial purchase price) (2)           4.75%        None         4.75%        None          4.75%         None

Maximum Deferred Sales Charge (Load) (as a percentage
of initial purchase price or current market value,
whichever is less) (3)                                    None (4)     1.00%        None (4)     1.00%         None (4)      1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                           0.75%        0.75%        0.75%        0.75%         0.75%         0.75%

Distribution And/Or Shareholder Service (12b-1) Fees      0.25%        1.00%        0.25%        1.00%         0.25%         1.00%

Other Expenses                                            0.52%        0.54%        0.52%        0.53%         0.53%         0.53%
                                                          ----         ----         ----         ----          ----         -----
Total Annual Fund Operating Expenses                      1.52%        2.29%        1.52%        2.28%         1.53%         2.28%
                                                          ====         ====         ====         ====          ====         =====

(1)  THE FUNDS WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN
     ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ELIGIBLE FOR SUCH A WAIVER.

(2)  REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU
     MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES
     CHARGES." THIS SALES CHARGE DOES NOT APPLY TO THE U.S. GOVERNMENT MONEY MARKET FUND.

(3)  THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL
     INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH RYDEX DISTRIBUTORS, INC. (THE "DISTRIBUTOR") TO FOREGO
     TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

(4)  FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NET ASSET VALUE ("NAV"), WITHOUT ANY UP-FRONT SALES CHARGE.
     HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1.00% CONTINGENT DEFERRED SALES
     CHARGE ("CDSC") BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER.

30

The tables below describe the fees and expenses that you may pay if you buy and hold A-Class Shares and C-Class Shares of the Funds described in this Prospectus.

                                                            SMALL-CAP GROWTH
                                                            ----------------
                                                            A-CLASS  C-CLASS
                                                            -------  -------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) (1)

Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of initial purchase price)(2)                4.75%    None

Maximum Deferred Sales Charge (Load) (as a percentage
of initial purchase price or current market value,
whichever is less) (3)                                        None (4) 1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                               0.75%    0.75%

Distribution And/Or Shareholder Service (12b-1) Fees          0.25%    1.00%

Other Expenses                                                0.52%    0.54%
                                                            ------   ------

Total Annual Fund Operating Expenses                          1.52%    2.29%
                                                            ======   ======

(1) THE FUNDS WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ELIGIBLE FOR SUCH A WAIVER.

(2) REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES." THIS SALES CHARGE DOES NOT APPLY TO THE U.S. GOVERNMENT MONEY MARKET FUND.

(3) THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH RYDEX DISTRIBUTORS, INC. (THE "DISTRIBUTOR") TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

(4) FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NET ASSET VALUE ("NAV"), WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1.00% CONTINGENT DEFERRED SALES CHARGE ("CDSC") BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER.

                                                                   PROSPECTUS 31

                                                              SMALL-CAP VALUE      U.S. GOVERNMENT MONEY MARKET
                                                            -------------------    ----------------------------
                                                            A-CLASS     C-CLASS      A-CLASS          C-CLASS
                                                            -------     -------    -----------      -----------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) (1)

Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of initial purchase price)(2)              4.75%       None          None            None

Maximum Deferred Sales Charge (Load) (as a percentage
of initial purchase price or current market value,
whichever is less) (3)                                      None (4)    1.00%         None            1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                             0.75%       0.75%         0.50%           0.50%

Distribution And/Or Shareholder Service (12b-1) Fees        0.25%       1.00%         0.25%           1.00%

Other Expenses                                              0.53%       0.51%         0.43%           0.43%
                                                            ----        ----          ----            ----
Total Annual Fund Operating Expenses                        1.53%       2.26%         1.18%           1.93%
                                                            ====        ====          ====            ====

(1)  THE FUNDS WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN
     ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ELIGIBLE FOR SUCH A WAIVER.

(2)  REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU
     MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES
     CHARGES." THIS SALES CHARGE DOES NOT APPLY TO THE U.S. GOVERNMENT MONEY MARKET FUND.

(3)  THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL
     INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH RYDEX DISTRIBUTORS, INC. (THE "DISTRIBUTOR") TO FOREGO
     TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

(4)  FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NET ASSET VALUE ("NAV"), WITHOUT ANY UP-FRONT SALES CHARGE.
     HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1.00% CONTINGENT DEFERRED SALES
     CHARGE ("CDSC") BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER.

32

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in A-Class Shares or C-Class Shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your costs based on these assumptions.


FUND                                            1 YEAR   3 YEARS  5 YEARS  10 YEARS
----                                            ------   -------  -------  --------
LARGE-CAP GROWTH - A-CLASS SHARES               $  621   $   930  $ 1,260  $  2,191
LARGE-CAP GROWTH - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:                         $  330   $   709  $ 1,215  $  2,605
   IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:                  $  230   $   709  $ 1,215  $  2,605
LARGE-CAP VALUE - A-CLASS SHARES                $  622   $   932  $ 1,265  $  2,201
LARGE-CAP VALUE - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:                         $  332   $   715  $ 1,225  $  2,626
   IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:                  $  232   $   715  $ 1,225  $  2,626
MID-CAP GROWTH - A-CLASS SHARES                 $  622   $   932  $ 1,265  $  2,201
MID-CAP GROWTH - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:                         $  331   $   712  $ 1,220  $  2,615
   IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:                  $  231   $   712  $ 1,220  $  2,615
MID-CAP VALUE - A-CLASS SHARES                  $  623   $   935  $ 1,270  $  2,212
MID-CAP VALUE - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:                         $  331   $   712  $ 1,220  $  2,615
   IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:                  $  231   $   712  $ 1,220  $  2,615
SMALL-CAP GROWTH - A-CLASS SHARES               $  622   $   932  $ 1,265  $  2,201
SMALL-CAP GROWTH - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:                         $  332   $   715  $ 1,225  $  2,626
   IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:                  $  232   $   715  $ 1,225  $  2,626
SMALL-CAP VALUE - A-CLASS SHARES                $  623   $   935  $ 1,270  $  2,212
SMALL-CAP VALUE - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:                         $  329   $   706  $ 1,210  $  2,595
   IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:                  $  229   $   706  $ 1,210  $  2,595

                                                                   PROSPECTUS 33

FUND                                            1 YEAR   3 YEARS  5 YEARS  10 YEARS
----                                            ------   -------  -------  --------
U.S. GOVERNMENT MONEY MARKET - A-CLASS SHARES   $  120   $   375  $   649  $  1,432
U.S. GOVERNMENT MONEY MARKET - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:                         $  296   $   606  $ 1,042  $  2,254
   IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:                  $  196   $   606  $ 1,042  $  2,254

34

MORE INFORMATION ABOUT THE FUNDS:

BENCHMARKS AND INVESTMENTS

The Domestic Equity - Style Funds seek to provide investment results that either match the performance of a specific benchmark on a daily basis or correlate to the performance of a specific benchmark over time.

The current benchmark used by each Fund is set forth below:

         FUND                                BENCHMARK
---------------------       -------------------------------------------
LARGE-CAP GROWTH FUND       S&P 500/CITIGROUP PURE GROWTH INDEX

LARGE-CAP VALUE FUND        S&P 500/CITIGROUP PURE VALUE INDEX

MID-CAP GROWTH FUND         S&P MIDCAP 400/CITIGROUP PURE GROWTH INDEX

MID-CAP VALUE FUND          S&P MIDCAP 400/CITIGROUP PURE VALUE INDEX

SMALL-CAP GROWTH FUND       S&P SMALLCAP 600/CITIGROUP PURE GROWTH INDEX

SMALL-CAP VALUE FUND        S&P SMALLCAP 600/CITIGROUP PURE VALUE INDEX


 UNDERSTANDING COMPOUNDING

 It is important to understand the effects of compounding when investing in any mutual fund. The following simple example provides an illustration:

 Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

 Because of the effect of compounding, the value of your investment declined even though the index went up 10% on day one and down 10% on day two.


 The example demonstrates that over time, the cumulative percentage increase or decrease in the net asset value of a fund may diverge significantly from the cumulative percentage increase or decrease in the return of the index underlying a fund's benchmark due to the compounding effect of losses and gains on the returns of the fund.

                                                                   PROSPECTUS 35

ADVISOR'S INVESTMENT METHODOLOGY

The Advisor develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with the Funds' respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

DOMESTIC EQUITY - STYLE FUNDS. The Advisor's primary objective for the Funds is to match with the performance of the index underlying each Fund's benchmark.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

36

INVESTING WITH RYDEX: SHAREHOLDER INFORMATION

A-Class Shares and C-Class Shares are offered primarily through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. For more information on opening an account, call Rydex Client Services at 800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

 MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

 The minimum initial investment amounts and minimum account balance requirements for A-Class Shares or C-Class Shares are:

 -     $1,000 for retirement accounts

 -     $2,500 for all other accounts

 Accounts opened through a financial intermediary will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.


 There are no minimum amounts for subsequent investments in the Funds except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures."


 Rydex reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

 Purchases of C-Class Shares of a Fund requested in an amount of $1,000,000 or more will be automatically made in A-Class Shares of that Fund.

                                                                   PROSPECTUS 37

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

- You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

-     Attach a copy of the trust document when establishing a trust account.

- When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

- You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

-     BE SURE TO SIGN THE APPLICATION.

- If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION


This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the NYSE or U.S. Government Bond Market close early - such as on days in advance of holidays generally observed by the NYSE or as otherwise permitted by the U.S. Securities and Exchange Commission - the Funds reserve the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The U.S. Government Bond Market and NYSE holiday schedule is included in the SAI and Rydex will post advance notice of early closings at WWW.RYDEXINVESTMENTS.COM.


Notwithstanding the foregoing, the U.S. Government Money Market Fund reserves the right to accept orders to purchase or redeem shares on any day that is not a Business Day and the Federal Reserve Bank of New York or National Securities Clearing Corporation remains open. In addition, the U.S. Government Money Market Fund may designate special hours of operation on any such day. In the event that the U.S. Government Money Market Fund

38

invokes the right to accept orders to purchase or redeem shares on any day that is not a Business Day and/or adopt special hours of operation, the U.S. Government Money Market Fund will post advance notice of these events at www.rydexinvestments.com.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer, subject to any applicable front end sales charge. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

                                                          AFTERNOON
   METHOD                       FUND                    CUT-OFF TIME
-------------      ------------------------------  -----------------------
By Mail            All Funds                       Market Close

By Phone           Domestic Equity - Style Funds   3:45 P.M., Eastern Time

                   U.S. Government Money
                   Market Fund*                    1:00 P.M., Eastern Time

By Internet        Domestic Equity - Style Funds   3:50 P.M., Eastern Time

                   U.S. Government Money
                   Market Fund*                    1:00 P.M., Eastern Time

By Financial
Intermediary       All Funds                       Market Close**

* TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND FOR THE U.S. GOVERNMENT MONEY MARKET FUND, THE FUND MUST RECEIVE YOUR WIRE PURCHASE ORDER BY 1:00 P.M., EASTERN TIME. ALL REDEMPTION ORDERS RECEIVED PRIOR TO 1:00 P.M., EASTERN TIME WILL NOT RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND. ALL REDEMPTION ORDERS RECEIVED AFTER 1:00 P.M., EASTERN TIME ARE ENTITLED TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND.


** EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE EARLIER CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.


EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

                                                                   PROSPECTUS 39

CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable sales charges.

Each Fund calculates its NAV by:

-     Taking the current market value of its total assets

-     Subtracting any liabilities

-     Dividing that amount by the total number of shares owned by shareholders


The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE - the Funds will calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI. For more information on these early closings, please call
800.820.0888 or visit the Rydex web site - www.rydexinvestments.com.


In calculating NAV, the Funds generally value their investment portfolios based on the market price of the securities as of the time the Funds determine NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

The U.S. Government Money Market Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Funds' Board of Trustees.

More information about the valuation of the Funds' holdings and the amortized cost method can be found in the SAI.

40

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

SALES CHARGES

A-CLASS SHARES

A-Class Shares are sold at NAV, plus the applicable front-end sales charge. The sales charge is used to pay your financial intermediary a sales commission up to a total of 4.75% of the purchase price of your investment in connection with your initial purchase. However, in some cases, described below, your purchase may not be subject to an initial sales charge, and the offering price will be the NAV. In other cases, you may be eligible for a reduced sales charge. The sales charge varies depending on the amount of your purchase. The current sales charge rates are as follows:

                                   SALES CHARGE AS % OF  SALES CHARGE AS % OF
      AMOUNT OF INVESTMENT             OFFERING PRICE     NET AMOUNT INVESTED
---------------------------------  --------------------  --------------------
Less than $100,000                          4.75%                  4.99%
$100,000 but less than $250,000             3.75%                  3.90%
$250,000 but less than $500,000             2.75%                  2.83%
$500,000 but less than $1,000,000           1.60%                  1.63%
$1,000,000 or greater                           *                      *


* FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NAV, WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1% CDSC BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER. THE CDSC IS USED TO REIMBURSE THE DISTRIBUTOR FOR PAYING YOUR FINANCIAL INTERMEDIARY A SALES COMMISSION UP TO A TOTAL OF 1.00% OF THE PURCHASE PRICE OF YOUR INVESTMENT IN CONNECTION WITH YOUR INITIAL PURCHASE. FOR MORE INFORMATION ABOUT WHETHER YOUR FINANCIAL INTERMEDIARY HAS ENTERED INTO SUCH AN ARRANGEMENT, CONTACT YOUR FINANCIAL INTERMEDIARY DIRECTLY.

                                                                   PROSPECTUS 41

SALES CHARGE FOR THE U.S. GOVERNMENT MONEY MARKET FUND

You will not be charged a sales charge for purchases of A-Class Shares of the U.S. Government Money Market Fund. If you exchange your A-Class Shares of the U.S. Government Money Market Fund for A-Class Shares of another Fund, the exchange will be treated as an initial purchase of the other Fund, and applicable sales charges will apply.

HOW TO REDUCE YOUR SALES CHARGE

You may be eligible to purchase A-Class Shares for reduced sales charges. To qualify for these reductions, you or your financial intermediary must provide sufficient information, IN WRITING AND AT THE TIME OF PURCHASE, to verify that your purchase qualifies for such treatment. For additional information, including information on aggregating purchases among related accounts to receive reduced sales charges, see the SAI. Consistent with the policies described in this Prospectus, you and your "immediate family" (your spouse and your children under the age of 21) may combine your Fund holdings to reduce your sales charge.

      - RIGHTS OF ACCUMULATION. To qualify for the lower sales charge rates that apply to larger purchases of A-Class Shares, you may combine your new purchases of A-Class Shares with the shares of any other A-Class Shares or C-Class Shares of Rydex Funds that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other A-Class and C-Class Shares that you own. Additionally, you may combine simultaneous purchases of A-Class Shares of one Rydex Fund with A-Class Shares of any other Rydex Fund to reduce the sales charge rate that applies to the purchase of A-Class Shares of any Rydex Fund. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.

      - LETTERS OF INTENT. Under a Letter of Intent ("LOI"), you commit to purchase a specified dollar amount of A-Class Shares of Rydex Funds during a 13-month period. At your written request, A-Class Share purchases made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Funds to hold in escrow 4% of the total amount you intend to purchase. If you do not complete the

42

            total intended purchase at the end of the 13-month period, the Funds' transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

SALES CHARGE WAIVERS

The sales charge on purchases of A-Class Shares is waived for certain types of investors, including:

      - REPURCHASE OF A-CLASS SHARES. If you have redeemed A-Class Shares of any Rydex Fund within the past 365 days, you may repurchase an equivalent amount of A-Class Shares of any Rydex Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 365 days of your redemption. Note that if you reacquire shares through separate installments (E.G., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 365 days of your redemption.

      - Directors and officers of any fund sponsored by the Advisor or any of its subsidiaries and their immediate families (E.G., spouse, children, mother or father).

      - Employees of the Advisor and their immediate families, or any full-time employee or registered representative of the Distributor or of broker-dealers having dealer agreements with the Distributor (a "Selling Broker") and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

      - Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the Funds' shares and their immediate families.

      - Participants in certain "wrap-fee" or asset allocation programs or other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor.

      - Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor.

                                                                   PROSPECTUS 43

      - Employer-sponsored retirement plans including, but not limited to, those that qualify under Sections 403(b), 401(a), 401(k) or 457 of the Internal Revenue Code of 1986, as amended, where at the time of purchase the Distributor has been notified in writing that such plan has at least $100 million in assets or 100 participating employees. Employer-sponsored retirement plans do not include IRAs, Roth IRAs, SEP or SARSEP plans, profit-sharing plans, single participant plans or plans covering self-employed individuals and their employees; such account types, however, may apply for sales charge reductions. Please see the SAI for more information.

The Funds do not waive sales charges for the reinvestment of proceeds from the sale of shares of a non-Rydex Fund where those shares were subject to a front-end sales charge (sometimes called an NAV Transfer).

SALES CHARGE EXCEPTIONS

You will not pay initial sales charges on the following:

      -     Purchases of A-Class Shares of the U.S. Government Money Market
            Fund.

      -     A-Class Shares purchased by reinvesting dividends and distributions.

      - When exchanging A-Class Shares of one Fund for A-Class Shares of another Fund, unless you are exchanging A-Class Shares of the U.S. Government Money Market Fund that have not previously been subject to a sales charge.

C-CLASS SHARES

C-Class Shares are sold at NAV, without any up-front sales charge, so that the full amount of your purchase is invested in the Funds. However, if you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your initial purchase price or current market value, whichever is lower. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your initial purchase. If your intermediary has entered into arrangements with the Distributor to forego receipt of that initial 1.00% sales commission, the Funds will waive any otherwise applicable CDSC when you redeem your C-Class Shares. For more information about whether your broker-dealer has entered into such an arrangement, contact your financial intermediary directly.

WAIVER OF CDSC

The CDSC will be waived for the redemption of C-Class Shares:

      - purchased through a financial intermediary that has entered into arrangements with the Distributor to forego receipt of an initial sales commission;

44

      -     purchased by reinvesting dividends;

      -     following the death or disability of a shareholder;

      - on the first 10% of shares that are sold within 12 months of purchase; or

      - resulting from a Fund exercising its right to redeem accounts that maintain a balance below the current applicable minimum investment.

The policy of waiving the CDSC for certain redemptions may be modified or discontinued, with respect to new shareholders, at any time.

BUYING FUND SHARES

The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order.

PURCHASE PROCEDURES


The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds. Any payment instrument refused will generally be returned to you within twenty-four (24) hours of Rydex's refusal to accept such instrument, but in no event later than seventy-two (72) hours after such refusal.

Retirement contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.


You may buy shares and send your purchase proceeds by any of the following methods:

                                                                   PROSPECTUS 45

BY MAIL

IRA AND OTHER RETIREMENT ACCOUNTS REQUIRE ADDITIONAL PAPERWORK.

CALL RYDEX CLIENT SERVICES TO REQUEST A RETIREMENT ACCOUNT INVESTOR APPLICATION KIT.

        INITIAL PURCHASE                            SUBSEQUENT PURCHASES
--------------------------------         ------------------------------------------
Complete the account application         Complete the Rydex investment
that corresponds to the type of          slip included with your quarterly
account you are opening.                 statement or send written purchase
                                         instructions that include:

- MAKE SURE TO DESIGNATE THE             - YOUR NAME
  RYDEX FUND(S) YOU WANT TO
  PURCHASE.                              - YOUR SHAREHOLDER ACCOUNT NUMBER

- MAKE SURE YOUR INVESTMENT              - THE RYDEX FUND(S) YOU WANT TO PURCHASE.
  MEETS THE ACCOUNT MINIMUM.

                  Make your check payable to RYDEX INVESTMENTS.

      Your check must be drawn on a U.S. bank and payable in U.S. Dollars.

    Include the name of the Rydex Fund(s) you want to purchase on your check.

           IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PUR-
         CHASE, YOUR INVESTMENT WILL BE CREDITED TO THE U.S. GOVERNMENT
                               MONEY MARKET FUND.

Mail your application and                Mail your written purchase
       check to:                         instructions and check to:

MAILING ADDRESS:
Rydex Investments
Attn: Ops. Dept.
9601 Blackwell Road, Suite 500
Rockville, MD 20850

46

BY WIRE

RYDEX CLIENT SERVICES PHONE NUMBER: 800.820.0888 OR 301.296.5406

        INITIAL PURCHASE                          SUBSEQUENT PURCHASES
-----------------------------------          -----------------------------
Submit new account paperwork,                Be sure to designate in your
and then call Rydex to obtain                wire instructions the Rydex
your account number.                         Fund(s) you want to purchase.

- MAKE SURE TO DESIGNATE THE
  RYDEX FUND(S) YOU WANT TO
  PURCHASE.

- MAKE SURE YOUR INVESTMENT
  MEETS THE ACCOUNT MINIMUM.

To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order, YOU MUST CALL RYDEX CLIENT SERVICES AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE TRANSACTION CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE PURCHASING:

-     Account Number

-     Fund Name

-     Amount of Wire

-     Fed Wire Reference Number (upon request)

You will receive a confirmation number to verify that your purchase order has been accepted.

        IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING WIRE,
          YOUR PURCHASE ORDER WILL NOT BE PROCESSED UNTIL THE BUSINESS
                     DAY FOLLOWING THE RECEIPT OF THE WIRE.

WIRE INSTRUCTIONS:
U.S. Bank
Cincinnati, OH
Routing Number: 0420-00013
For Account of: Rydex Investments
Account Number: 48038-9030
[Your Name]
[Your shareholder account number]

        IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE,
            YOUR INVESTMENT WILL BE CREDITED TO THE U.S. GOVERNMENT
                               MONEY MARKET FUND.

                                                                   PROSPECTUS 47

BY ACH
(FAX)

RYDEX FAX NUMBER: 301.296.5103

       INITIAL PURCHASE                          SUBSEQUENT PURCHASES
-------------------------------        ----------------------------------------
Submit new account paper-              SUBSEQUENT PURCHASES MADE
work, and then call Rydex to           VIA ACH MUST BE A MINIMUM
obtain your account number.            OF $50. To make a subsequent
Be sure to complete the                purchase, send written purchase
"Electronic Investing (via             instructions that include:
ACH)' section. Then, fax it to
Rydex. (ONLY Individual, Joint         - YOUR NAME
and UGMA/UTMA accounts
may be opened by fax).                 - YOUR SHAREHOLDER ACCOUNT NUMBER

-  MAKE SURE TO INCLUDE A LETTER       - THE RYDEX FUND(S) YOU WANT TO PURCHASE
   OF INSTRUCTION REQUESTING
   THAT WE PROCESS                     - ACH BANK INFORMATION (IF NOT ON RECORD)
   YOUR PURCHASE BY ACH.

-  MAKE SURE TO DESIGNATE THE RYDEX
   FUND(S) YOU WANT TO PURCHASE.

-  MAKE SURE YOUR INVESTMENT MEETS
   THE ACCOUNT MINIMUM.


BY ACH                      Follow the directions on the Rydex web site -
(INTERNET)                             www.rydexinvestments.com



CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

-    if your bank does not honor your check for any reason

-    if the transfer agent (Rydex) does not receive your wire transfer

-    if the transfer agent (Rydex) does not receive your ACH transfer

-    if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS,
YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

48

SELLING FUND SHARES


The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the Funds' next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent or your financial intermediary.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the U.S. Securities and Exchange Commission. The Funds reserve the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If a Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.


REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send redemption orders to Rydex by:

  MAIL     Rydex Investments
           Attn: Ops. Dept.
           9601 Blackwell Road, Suite 500
           Rockville, MD 20850

   FAX     301.296.5103
           If you send your redemption order by fax, you must call Rydex Client Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.

TELEPHONE  800.820.0888 or 301.296.5406 (not available for retirement accounts)

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

     -    your name

     -    your shareholder account number

     -    Fund name(s)

     -    dollar amount or number of shares you would like to sell

                                                                   PROSPECTUS 49

     - whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

     -    signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically, via ACH, or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

     SIGNATURE GUARANTEES

     Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.

50

     LOW BALANCE ACCOUNTS

     To offset the administrative expense of servicing small accounts, the Funds may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

     EXCHANGING FUND SHARES


     Unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of A-Class Shares or C-Class Shares of any Rydex Fund for A-Class Shares or C-Class Shares of any other Rydex Fund on the basis of the respective NAVs of the shares involved. An exchange of A-Class Shares of the U.S. Government Money Market Fund that have not previously been subject to a sales charge will be treated as an initial purchase of the other Rydex Fund, and applicable sales charges will apply. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent or your financial intermediary prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" for additional information. The exchange privilege may be modified or discontinued at any time.


     EXCHANGE PROCEDURES

     You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send exchange requests to Rydex by:

                                                                   PROSPECTUS 51

   MAIL     Rydex Investments
            Attn: Ops. Dept.
            9601 Blackwell Road, Suite 500
            Rockville, MD 20850

    FAX     301.296.5101
            If you send your exchange request by fax, you must call Rydex Client Services at 800.820.0888 to verify that your fax was received and when it will be processed.

 TELEPHONE  800.820.0888 OR 301.296.5406

 INTERNET   Follow the directions on the Rydex web site -
                      www.rydexinvestments.com

Whether you transmit your exchange request by mail, fax, telephone or inter-net, you must include the following information in your exchange request:

     -    your name

     -    your shareholder account number

     - Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

     - dollar amount, number of shares or percentage of Fund position involved in the exchange

     - signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS

On any Business Day, investors may make exchanges of A-Class Shares or C-Class Shares of the Funds for A-Class Shares or C-Class Shares of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES,

52

CERTAIN RYDEX FUNDS DO NOT ALLOW UNLIMITED TRADING. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.

RYDEX ACCOUNT POLICIES

SHAREHOLDER IDENTIFICATION AND VERIFICATION


Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while they are in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.


Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

                                                                   PROSPECTUS 53

CHANGES TO YOUR ACCOUNT


For information on what is required to make changes and/or additions to your account and to obtain the appropriate forms, please visit the Rydex web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your financial intermediary's name, and you want to transfer the registration to another financial intermediary or want the shares registered in your name, then you should contact your financial intermediary for instructions on how to make this change.


TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (E.G., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder

54

reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Funds' transfer agent for services associated with the following:

     - $15 for wire transfers of redemption proceeds under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver

     -    $ 50 on purchase checks returned for insufficient funds

     - $25 to stop payment of a redemption check within 10 Business Days of the settlement date

     - $15 for standard overnight packages (fee may be higher for special delivery options)

     -    $ 25 for bounced drafts or ACH transactions

     -    $ 15 per year for low balance accounts

     - The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee (and any unpaid annual maintenance fee) will be deducted from the proceeds of your redemption. You may pay the annual maintenance fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted from your account.

                                                                   PROSPECTUS 55

ACCOUNT FEE WAIVERS


The following fees will be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged: the annual maintenance fee for retirement accounts; and the wire transfer charge of $15 for wire redemptions less than $5,000. Additionally, the wire transfer charge of $15 for wire redemptions less than $5,000 will be waived for accounts that are held directly through the Funds' transfer agent that also have an adviser.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Because the Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

RIGHTS RESERVED BY THE FUNDS

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES

A-CLASS SHARES


The Funds have adopted a Distribution Plan applicable to A-Class Shares that allows the Funds to pay distribution fees to the Distributor and other firms that provide distribution services ("Service Providers"). The Funds will pay distribution

56

fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Distributor generally will, in turn, pay the Service Provider out of its fees. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.


C-CLASS SHARES


The Funds have adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to C-Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds' average daily net assets. The annual 0.75% distribution fee reimburses the Distributor for paying your intermediary a sales commission. The annual 0.25% service fee compensates your intermediary for providing ongoing services to you. The Distributor advances the first year's distribution and service fees, and retains the distribution and service fees on accounts with no authorized intermediary of record. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.


COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

                                                          PROSPECTUS 57

DIVIDENDS AND DISTRIBUTIONS

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds, except the U.S. Government Money Market Fund, which declares dividends daily and pays them monthly or upon redemption. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

     - Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

     - The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are

58

          eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. The U.S. Government Money Market Fund expects to make primarily distributions that will not be treated as qualified dividend income.

     - Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

     - Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

     - Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

     - Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

     - Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

     - Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

     - A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

     - If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

                                                                   PROSPECTUS 59

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR


PADCO Advisors, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee for the fiscal year ended March 31, 2008 at an annualized rate based on the average daily net assets of each Fund, as set forth below:


                                   ADVISORY
FUND                                  FEE
----                               --------
LARGE-CAP GROWTH                     0.75%
LARGE-CAP VALUE                      0.75%
MID-CAP GROWTH                       0.75%
MID-CAP VALUE                        0.75%
SMALL-CAP GROWTH                     0.75%
SMALL-CAP VALUE                      0.75%
U.S. GOVERNMENT MONEY MARKET         0.50%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement is available in the Funds' September 30, 2007 Semi-Annual Report to Shareholders, which covers the period April 1, 2007 to September 30, 2007.

60

PORTFOLIO MANAGEMENT


Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of six investment professionals that are responsible for overseeing different functions within the Portfolio Department. Including Mr. Byrum, those members include Michael Dellapa as the Director of Alternative Investment Strategies, Ryan Harder as Senior Portfolio Manager, Douglas Holmes as the Director of Stock Selection and Asset Allocation, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 15 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following four individuals are jointly and primarily responsible for the management of the Funds.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa, Harder, and Holmes. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, and helped to create the Sector Funds, all of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

MICHAEL J. DELLAPA, CFA, CAIA, Director of Alternative Investment Strategies - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds.

                                                                   PROSPECTUS 61

In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, including the Absolute Return Strategies Fund and the Hedged Equity Fund, which are offered in a separate prospectus. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became the Director of Alternative Investment Strategies. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund since September 2005.

RYAN A. HARDER, CFA, Senior Portfolio Manager - Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Absolute Return Strategies, Hedged Equity, High Yield Strategy and Inverse High Yield Strategy Funds, all of which are offered in a separate prospectus. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed each Fund since March 2008.

DOUGLAS HOLMES, CFA, Director of Stock Selection and Asset Allocation - As the Director of Stock Selection and Asset Allocation, Mr. Holmes oversees the development and daily maintenance of the stock selection and asset allocation methodologies employed by the Rydex Funds. While Mr. Holmes is involved in the management of all of the Rydex Funds, he focuses on the management of the Alternative Investment, Essential Portfolio and Sector Funds, all of which are offered in a separate prospectus. Mr. Holmes first became associated with Rydex as a consultant in September 2004. In October 2005, Mr. Holmes accepted a permanent position as the Strategic Advisor and in September 2007 was named the Director of Stock Selection and Asset Allocation. Mr. Holmes has been a member of the ILT since its inception. Prior to his association with

62

Rydex, Mr. Holmes was a 20-year veteran of State Street Global Advisors as the department head of the US Indexing Department, the US Active Department, and finally the Global Enhanced Department. He holds a BS degree in mathematics from Northeastern University. Mr. Holmes has co-managed each Fund since March 2008.


Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

                                                          PROSPECTUS 63

THIS PAGE INTENTIONALLY LEFT BLANK.

64


FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years (or, if shorter, the period of operations of the Funds' A-Class Shares or C-Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended March 31, 2008 and 2007 has been

                                                               NET REALIZED     NET INCREASE
                                     NET ASSET      NET            AND           (DECREASE)      DISTRIBUTIONS   DISTRIBUTIONS
                                       VALUE,    INVESTMENT     UNREALIZED      IN NET ASSET        FROM NET        FROM NET
                                     BEGINNING     INCOME     GAINS (LOSSES)   VALUE RESULTING     INVESTMENT       REALIZED
YEAR ENDED                           OF PERIOD     (LOSS)+    ON INVESTMENTS   FROM OPERATIONS       INCOME          GAINS
----------                           ---------   ----------   --------------   ---------------   -------------   -------------
LARGE-CAP GROWTH FUND A-CLASS
   MARCH 31, 2008                     $  27.17    $  (.15)       $  (1.52)         $  (1.67)         $  --         $  (.39)
   March 31, 2007                        26.11       (.13)           1.19              1.06             --              --
   March 31, 2006                        24.48       (.07)           1.72              1.65             --            (.02)
   March 31, 2005*                       23.44        .09             .95              1.04             --             (--)@

LARGE-CAP GROWTH FUND C-CLASS
   MARCH 31, 2008                        26.57       (.32)          (1.51)            (1.83)            --            (.39)
   March 31, 2007                        25.74       (.37)           1.20               .83             --              --
   March 31, 2006                        24.30       (.26)           1.72              1.46             --            (.02)
   March 31, 2005                        24.18       (.01)            .13               .12             --             (--)@
   March 31, 2004*                       25.00       (.05)           (.77)             (.82)            --              --

LARGE-CAP VALUE FUND A-CLASS
   MARCH 31, 2008                        33.46        .49           (6.10)            (5.61)         (1.99)          (5.86)
   March 31, 2007                        29.12        .37            4.33              4.70           (.21)           (.15)
   March 31, 2006                        26.56        .19            2.77              2.96             --            (.40)
   March 31, 2005*                       24.68        .12            1.81              1.93            (--)@          (.05)

LARGE-CAP VALUE FUND C-CLASS
   MARCH 31, 2008                        32.68        .14           (5.77)            (5.63)         (1.99)          (5.86)
   March 31, 2007                        28.67        .09            4.28              4.37           (.21)           (.15)
   March 31, 2006                        26.38        .04            2.65              2.69             --            (.40)
   March 31, 2005                        24.85        .01            1.57              1.58            (--)@          (.05)
   March 31, 2004*                       25.00       (.02)           (.13)             (.15)            --              --

MID-CAP GROWTH FUND A-CLASS
   MARCH 31, 2008                        30.72       (.27)          (1.42)            (1.69)            --           (2.38)
   March 31, 2007                        31.94       (.08)            .48               .40             --           (1.62)
   March 31, 2006                        26.85       (.17)           5.39              5.22             --            (.13)
   March 31, 2005*                       23.91       (.09)           3.04              2.95             --            (.01)

\MID-CAP GROWTH FUND C-CLASS
   MARCH 31, 2008                        30.01       (.50)          (1.34)            (1.84)            --           (2.38)
   March 31, 2007                        31.47       (.42)            .58               .16             --           (1.62)
   March 31, 2006                        26.66       (.42)           5.36              4.94             --            (.13)
   March 31, 2005                        25.15       (.37)           1.89              1.52             --            (.01)
   March 31, 2004*                       25.00       (.05)            .20               .15             --              --

* SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004 -- LARGE-CAP VALUE FUND C-CLASS MID-CAP GROWTH FUND C-CLASS, AND LARGE-CAP GROWTH FUND C-CLASS; SEPTEMBER 1, 2004 -- MID-CAP GROWTH FUND A-CLASS

**    ANNUALIZED

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

@     LESS THAN $.01 PER SHARE.

                                                                   PROSPECTUS 65

audited by Ernst & Young LLP, whose report, along with the financial statements and related notes, appear in the Funds' 2008 Annual Report. The information for each of the periods through March 31, 2006 was audited by a predecessor independent registered public accounting firm. The 2008 Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2008 Annual Report is incorporated by reference in the SAI.

                                                                  RATIOS TO
                                                             AVERAGE NET ASSETS:
                                                          --------------------------
                                                                                                   NET ASSETS,
                 NET INCREASE    NET ASSET                                   NET                      END OF
                 (DECREASE) IN    VALUE,        TOTAL                    INVESTMENT    PORTFOLIO     PERIOD
    TOTAL          NET ASSET      END OF     INVESTMENT       TOTAL        INCOME      TURNOVER      (000'S
DISTRIBUTIONS       VALUE         PERIOD      RETURN++      EXPENSES       (LOSS)        RATE        OMITTED)
-------------    -------------   ---------   ----------   -----------   ------------   ---------   -----------
 $   (.39)          $  (2.06)     $  25.11      (6.28)%       1.51%        (0.53)%         450%     $   5,443
       --               1.06         27.17       4.06%        1.52%        (0.51)%       1,029%         2,675
     (.02)              1.63         26.11       6.76%        1.48%        (0.29)%       1,276%           914
      (--)@             1.04         24.48       4.45%        1.45%**       0.62%**      2,018%            74
     (.39)             (2.22)        24.35      (7.02)%       2.27%        (1.21)%         450%         4,453
       --                .83         26.57       3.22%        2.28%        (1.44)%       1,029%         3,743
     (.02)              1.44         25.74       6.03%        2.23%        (1.04)%       1,276%         5,249
      (--)@              .12         24.30       0.51%        2.20%        (0.06)%       2,018%        19,703
       --               (.82)        24.18      (3.28)%       2.08%**      (1.25)%**       296%            --
    (7.85)            (13.46)        20.00     (19.98)%       1.52%         1.67%          289%         4,269
     (.36)              4.34         33.46      16.21%        1.50%         1.17%          389%         5,348
     (.40)              2.56         29.12      11.20%        1.47%         0.70%         1054%           713
     (.05)              1.88         26.56       7.82%        1.43%**       0.77%**        747%           211
    (7.85)            (13.48)        19.20     (20.57)%       2.29%         0.48%          289%         1,838
     (.36)              4.01         32.68      15.31%        2.27%         0.29%          389%        21,075
     (.40)              2.29         28.67      10.25%        2.26%         0.14%        1,054%         4,344
     (.05)              1.53         26.38       6.35%        2.20%         0.03%          747%         4,636
       --               (.15)        24.85      (0.60)%       2.10%**      (0.53)%**       202%         2,612
    (2.38)             (4.07)        26.65      (6.26)%       1.52%        (0.88)%         736%         3,863
    (1.62)             (1.22)        30.72       1.36%        1.51%        (0.25)%         537%         2,777
     (.13)              5.09         31.94      19.47%        1.48%        (0.60)%         681%         1,530
     (.01)              2.94         26.85      12.33%        1.46%**      (0.58)%**     1,211%           553
    (2.38)             (4.22)        25.79      (6.92)%       2.28%        (1.69)%         736%         1,426
    (1.62)             (1.46)        30.01       0.60%        2.27%        (1.40)%         537%         5,316
     (.13)              4.81         31.47      18.55%        2.26%        (1.43)%         681%         3,305
     (.01)              1.51         26.66       6.04%        2.21%        (1.43)%       1,211%         2,313
       --                .15         25.15       0.60%        2.10%**      (1.50)%**       356%         1,172

* SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004 -- LARGE-CAP VALUE FUND C-CLASS MID-CAP GROWTH FUND C-CLASS, AND LARGE-CAP GROWTH FUND C-CLASS; SEPTEMBER 1, 2004 -- MID-CAP GROWTH FUND A-CLASS

**    ANNUALIZED

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

@     LESS THAN $.01 PER SHARE.

66

                                                           NET REALIZED      NET INCREASE
                                 NET ASSET       NET           AND            (DECREASE)     DISTRIBUTION    DISTRIBUTIONS
                                   VALUE,    INVESTMENT     UNREALIZED       IN NET ASSET      FROM NET        FROM NET
                                 BEGINNING     INCOME     GAINS (LOSSES)   VALUE RESULTING   INGINVESTMENT     REALIZED
YEAR ENDED                       OF PERIOD     (LOSS)+    ON INVESTMENTS   FROM OPERATIONS      INCOME           GAINS
----------                       ---------   ----------   --------------   ---------------   -------------   -------------
MID-CAP VALUE FUND A-CLASS
   MARCH 31, 2008                 $  36.58     $   .44       $  (6.37)          $  (5.93)      $  (.93)        $     --
   March 31, 2007                    31.83         .34           4.57               4.91            --             (.16)
   March 31, 2006                    27.49         .06           4.47               4.53           (--)@           (.19)
   March 31, 2005 *                  24.58         .11           2.91               3.02           (--)@           (.11)

MID-CAP VALUE FUND C-CLASS
   MARCH 31, 2008                    35.75         .30          (6.34)             (6.04)         (.93)              --
   March 31, 2007                    31.34         .11           4.46               4.57            --             (.16)
   March 31, 2006                    27.29        (.10)          4.34               4.24           (--)@           (.19)
   March 31, 2005                    25.11        (.07)          2.36               2.29           (--)@           (.11)
   March 31, 2004 *                  25.00        (.02)           .13                .11            --               --

SMALL-CAP GROWTH FUND A-CLASS
   MARCH 31, 2008                    32.61        (.13)         (3.72)             (3.85)           --            (1.33)
   March 31, 2007                    32.25        (.29)           .65                .36            --               --
   March 31, 2006                    27.96        (.18)          5.27               5.09            --             (.80)
   March 31, 2005 *                  24.43        (.12)          3.90               3.78            --             (.25)

SMALL-CAP GROWTH FUND C-CLASS
   MARCH 31, 2008                    31.94        (.51)         (3.45)             (3.96)           --            (1.33)
   March 31, 2007                    31.82        (.58)           .70                .12            --               --
   March 31, 2006                    27.78        (.47)          5.31               4.84            --             (.80)
   March 31, 2005                    25.33        (.44)          3.14               2.70            --             (.25)
   March 31, 2004 *                  25.00        (.04)           .37                .33            --               --

SMALL-CAP VALUE FUND A-CLASS
   MARCH 31, 2008                    35.54         .26          (8.97)             (8.71)         (.27)              --
   March 31, 2007                    33.40         .23           1.94               2.17            --             (.03)
   March 31, 2006                    28.22        (.03)          5.71               5.68            --             (.50)
   March 31, 2005 *                  25.28        (.06)          3.13               3.07            --             (.13)

* SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004 -- MID-CAP VALUE C-CLASS, SMALL-CAP GROWTH FUND C-CLASS; SEPTEMBER 1, 2004 -- SMALL-CAP VALUE FUND A-CLASS, MID-CAP VALUE FUND A-CLASS, SMALL-CAP GROWTH FUND A-CLASS

**    ANNUALIZED

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

@     LESS THAN $.01 PER SHARE.

                                                                   PROSPECTUS 67

                                                                   RATIOS TO
                                                              AVERAGE NET ASSETS:
                                                              -------------------
                                                                                                   NET ASSETS,
                 NET INCREASE   NET ASSET                                   NET                      END OF
                (DECREASE) IN     VALUE,       TOTAL                     INVESTMENT    PORTFOLIO     PERIOD
    TOTAL         NET ASSET      END OF     INVESTMENT      TOTAL          INCOME      TURNOVER      (000'S
DISTRIBUTIONS       VALUE        PERIOD      RETURN++      EXPENSES        (LOSS)        RATE        OMITTED)
-------------   -------------   ---------   ----------   ------------   ------------   ---------   -----------
  $   (.93)        $  (6.86)     $  29.72     (16.45)%        1.53%          1.25%         297%      $  2,797
      (.16)            4.75         36.58      15.45%         1.53%          1.00%         625%         4,744
      (.19)            4.34         31.83      16.51%         1.48%          0.21%         558%         1,480
      (.11)            2.91         27.49      12.29%         1.42%**        0.69%         731%           312
      (.93)           (6.97)        28.78     (17.15)%        2.28%          0.88%         297%         1,082
      (.16)            4.41         35.75      14.61%         2.28%          0.33%         625%         8,326
      (.19)            4.05         31.34      15.57%         2.25%         (0.35)%        558%         7,270
      (.11)            2.18         27.29       9.12%         2.21%         (0.28)%        731%         8,831
        --              .11         25.11       0.44%         2.11%**       (0.50)%**      172%           710
     (1.33)           (5.18)        27.43     (12.27)%        1.52%         (0.40)%        834%         1,938
        --              .36         32.61       1.12%         1.56%         (0.93)%        623%         1,408
      (.80)            4.29         32.25      18.41%         1.47%         (0.61)%      1,003%           943
      (.25)            3.53         27.96      15.49%         1.43%**       (0.74)%**      983%            76
     (1.33)           (5.29)        26.65     (12.88)%        2.29%         (1.57)%        834%         1,980
        --              .12         31.94       0.38%         2.32%         (1.83)%        623%         7,570
      (.80)            4.04         31.82      17.63%         2.27%         (1.57)%      1,003%         5,972
      (.25)            2.45         27.78      10.68%         2.21%         (1.58)%        983%         2,710
        --              .33         25.33       1.32%         2.08%**       (1.31)%**      117%         2,505
      (.27)           (8.98)        26.56     (24.54)%        1.53%          0.82%         566%         2,945
      (.03)            2.14         35.54       6.49%         1.51%          0.66%         728%         3,929
      (.50)            5.18         33.40      20.35%         1.46%         (0.11)%        806%           335
      (.13)            2.94         28.22      12.14%         1.43%**       (0.37)%**      744%           714

* SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004 -- MID-CAP VALUE C-CLASS, SMALL-CAP GROWTH FUND C-CLASS; SEPTEMBER 1, 2004 -- SMALL-CAP VALUE FUND A-CLASS, MID-CAP VALUE FUND A-CLASS, SMALL-CAP GROWTH FUND A-CLASS

**    ANNUALIZED

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

@     LESS THAN $.01 PER SHARE.

68

                                                                NET REALIZED       NET INCREASE
                                     NET ASSET       NET             AND             (DECREASE)      DISTRIBUTION    DISTRIBUTIONS
                                       VALUE,     INVESTMENT      UNREALIZED        IN NET ASSET       FROM NET        FROM NET
                                     BEGINNING      INCOME      GAINS (LOSSES)    VALUE RESULTING     INVESTMENT       REALIZED
YEAR ENDED                           OF PERIOD     (LOSS)+      ON INVESTMENTS    FROM OPERATIONS       INCOME          GAINS
----------                           ---------    ----------    --------------    ---------------    ------------    -------------
SMALL-CAP VALUE FUND C-CLASS
   MARCH 31, 2008                     $  34.68     $   .28          $  (8.98)       $  (8.70)         $  (.27)           $  --
   March 31, 2007                        32.85        (.05)             1.91            1.86               --             (.03)
   March 31, 2006                        28.01        (.18)             5.52            5.34               --             (.50)
   March 31, 2005                        25.59        (.24)             2.79            2.55               --             (.13)
   March 31, 2004*                       25.00        (.05)              .64             .59               --               --

U.S. GOVERNMENT MONEY MARKET FUND
 A-CLASS
   MARCH 31, 2008                         1.00         .03                --             .03             (.03)              --
   March 31, 2007                         1.00         .04                --             .04             (.04)              --
   March 31, 2006                         1.00         .03                --             .03             (.03)              --
   March 31, 2005                         1.00         .01                --             .01             (.01)              --
   March 31, 2004*                        1.00          --                --              --               --               --

U.S. GOVERNMENT MONEY MARKET FUND
 C-CLASS
   MARCH 31, 2008                         1.00         .03                --             .03             (.03)              --
   March 31, 2007                         1.00         .03                --             .03             (.03)              --
   March 31, 2006                         1.00         .02                --             .02             (.02)              --
   March 31, 2005                         1.00          -- @              --              -- @            (--)@             --
   March 31, 2004                         1.00          -- @              --              -- @            (--)@             --

* SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004 -- SMALL-CAP VALUE FUND C-CLASS; MARCH 31, 2004 -- U.S. GOVERNMENT MONEY MARKET FUND A-CLASS

**    ANNUALIZED

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++    TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY
      APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

# EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

@     LESS THAN $.01 PER SHARE.

                                                                   PROSPECTUS 69

                                                                     RATIOS TO
                                                                AVERAGE NET ASSETS:
                                                         ----------------------------------
                                                                                                          NET ASSETS,
                NET INCREASE    NET ASSET                                           NET                     END OF
                (DECREASE) IN     VALUE,      TOTAL                              INVESTMENT   PORTFOLIO     PERIOD
    TOTAL         NET ASSET      END OF     INVESTMENT      TOTAL        NET       INCOME     TURNOVER      (000'S
DISTRIBUTIONS       VALUE        PERIOD      RETURN++     EXPENSES    EXPENSES     (LOSS)       RATE        OMITTED)
-------------   -------------   ---------   ----------   ----------   --------   ----------   ---------   -----------
  $  (.27)         $ (8.97)      $  25.71    (25.12)%      2.26%        2.26%       0.99%         566%     $   14,040
     (.03)            1.83          34.68      5.65%       2.26%        2.26%      (0.16)%        728%          2,268
     (.50)            4.84          32.85     19.29%       2.27%        2.27%      (0.60)%        806%         18,779
     (.13)            2.42          28.01      9.96%       2.21%        2.21%      (0.89)%        744%         12,119
        --             .59          25.59      2.36%       2.11%**      2.11%**    (1.68)%**      177%          2,207
     (.03)              --           1.00      3.51%       1.18%        1.18%       3.45%          --          21,174
     (.04)              --           1.00      4.01%       1.17%        1.17%       3.97%          --          18,779
     (.03)              --           1.00      2.51%       1.15%        1.15%       2.66%          --          14,324
     (.01)              --           1.00      0.59%       1.10%        1.10%       0.93%          --           7,335
        --              --           1.00      0.00%       0.00%**      0.00%**     0.00%**        --               1
     (.03)              --           1.00      2.74%       1.93%        1.93%       2.69%          --         121,436
     (.03)              --           1.00      3.24%       1.92%        1.92%       3.20%          --         120,415
     (.02)              --           1.00      1.76%       1.89%        1.89%       1.72%          --         131,045
      (--)@             --           1.00      0.19%       1.87%        1.51%       0.19%          --         155,668
      (--)@             --           1.00      0.01%       1.90%        1.08%       0.01%          --         131,704

* SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004 -- SMALL-CAP VALUE FUND C-CLASS; MARCH 31, 2004 -- U.S. GOVERNMENT MONEY MARKET FUND A-CLASS

**    ANNUALIZED

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++    TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY
      APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

# EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

@     LESS THAN $.01 PER SHARE.

70

INDEX PUBLISHERS INFORMATION


THE LARGE-CAP GROWTH, LARGE-CAP VALUE, MID-CAP GROWTH, MID-CAP VALUE, SMALL-CAP GROWTH, AND SMALL-CAP VALUE FUNDS (THE "RYDEX S&P FUNDS") ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S ("S&P") OR CITIGROUP GLOBAL MARKETS, INC. ("CITIGROUP"). NEITHER S&P NOR CITIGROUP MAKES ANY REPRESENTATION, CONDITION, WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE RYDEX S&P FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE RYDEX S&P FUNDS PARTICULARLY OR THE ABILITY OF THE S&P 500/CITIGROUP PURE GROWTH INDEX, S&P 500/CITIGROUP PURE VALUE INDEX, S&P MIDCAP 400/CITIGROUP PURE GROWTH INDEX, S&P MIDCAP 400/CITIGROUP PURE VALUE INDEX, S&P SMALLCAP 600/CITIGROUP PURE GROWTH INDEX, AND S&P SMALLCAP 600/CITIGROUP PURE VALUE INDEX (THE "S&P INDICES") TO TRACK GENERAL STOCK MARKET PERFORMANCE. S&P'S AND CITIGROUP'S ONLY RELATIONSHIP TO RYDEX INVESTMENTS ("LICENSEE") IS THE LICENSING OF CERTAIN OF THEIR TRADEMARKS AND OF THE S&P INDICES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY S&P WITHOUT REGARD TO LICENSEE OR THE RYDEX S&P FUNDS. S&P AND CITIGROUP HAVE NO OBLIGATION TO TAKE THE NEEDS OF LICENSEE OR THE OWNERS OF THE RYDEX S&P FUNDS INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE S&P INDICES. NEITHER S&P NOR CITIGROUP ARE RESPONSIBLE FOR AND HAVE NOT PARTICIPATED IN THE DETERMINATION OF THE PRICES AND AMOUNT OF THE RYDEX S&P FUNDS OR THE TIMING OF THE ISSUANCE OR SALE OF THE RYDEX S&P FUNDS OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE RYDEX S&P FUNDS ARE TO BE CONVERTED INTO CASH. S&P AND CITIGROUP HAVE NO OBLIGATION LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING, OR TRADING OF THE RYDEX S&P FUNDS.

S&P AND CITIGROUP DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P INDICES OR ANY DATA INCLUDED THEREIN AND S&P AND CITIGROUP SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P AND CITIGROUP MAKE NO WARRANTY OR CONDITION, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE RYDEX S&P FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDICES OR ANY DATA INCLUDED THEREIN. S&P AND CITIGROUP MAKE NO EXPRESS OR IMPLIED WARRANTIES OR CONDITIONS, AND EXPRESSLY DISCLAIM ALL WARRANTIES OR CONDITIONS OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P OR CITIGROUP HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) RESULTING FROM THE USE OF THE S&P INDICES OR ANY DATA INCLUDED THEREIN, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"STANDARD & POOR'S(R)," S&P(R)," "S&P 500/CITIGROUP PURE VALUE," "S&P 500/CITIGROUP PURE GROWTH," "S&P MIDCAP 400/CITIGROUP PURE VALUE," "S&P MIDCAP 400/CITIGROUP PURE GROWTH," "S&P SMALLCAP 600/CITIGROUP PURE VALUE," AND "S&P SMALLCAP 600/CITIGROUP PURE GROWTH" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND CITIGROUP, INC.

                                                                   PROSPECTUS 71


ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED AUGUST 1, 2008. THE SAI HAS BEEN FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE U.S. SECURITIES AND EXCHANGE COMMISSION MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE U.S. SECURITIES AND EXCHANGE COMMISSION PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE U.S. SECURITIES AND EXCHANGE COMMISSION BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO:
U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE U.S. SECURITIES AND EXCHANGE COMMISSION AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.


YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUNDS OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S U.S. SECURITIES AND EXCHANGE COMMISSION REGISTRATION NUMBER IS 811-07584.

72

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

                                                                   PROSPECTUS 73

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

[RYDEXINVESTMENTS LOGO]

      9601 Blackwell Road - Suite 500 - Rockville, MD 20850 800.820.0888 o www.rydexinvestments.com

      RESAC-1-0808x0809

                                                              RYDEX SERIES FUNDS

                                 INVESTOR CLASS SHARES PROSPECTUS AUGUST 1, 2008

                                                                    SECTOR FUNDS
                                    BANKING                             INTERNET
                            BASIC MATERIALS                              LEISURE
                              BIOTECHNOLOGY                      PRECIOUS METALS
                          CONSUMER PRODUCTS                            RETAILING
                                ELECTRONICS                           TECHNOLOGY
                                     ENERGY                   TELECOMMUNICATIONS
                            ENERGY SERVICES                       TRANSPORTATION
                         FINANCIAL SERVICES                            UTILITIES
                                HEALTH CARE

                                                               MONEY MARKET FUND
                                                    U.S. GOVERNMENT MONEY MARKET

                                                         [RYDEXINVESTMENTS LOGO]

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

SECTOR FUNDS
   BANKING FUND........................................................   2
   BASIC MATERIALS FUND................................................   3
   BIOTECHNOLOGY FUND..................................................   4
   CONSUMER PRODUCTS FUND..............................................   5
   ELECTRONICS FUND....................................................   6
   ENERGY FUND.........................................................   7
   ENERGY SERVICES FUND................................................   8
   FINANCIAL SERVICES FUND.............................................   9
   HEALTH CARE FUND....................................................  10
   INTERNET FUND.......................................................  11
   LEISURE FUND........................................................  12
   PRECIOUS METALS FUND................................................  13
   RETAILING FUND......................................................  14
   TECHNOLOGY FUND.....................................................  15
   TELECOMMUNICATIONS FUND.............................................  16
   TRANSPORTATION FUND.................................................  17
   UTILITIES FUND......................................................  18
MONEY MARKET FUND
   U.S. GOVERNMENT MONEY MARKET FUND...................................  19
PRINCIPAL RISKS OF INVESTING IN THE FUNDS..............................  20
DESCRIPTIONS OF PRINCIPAL RISKS........................................  23
FUND PERFORMANCE.......................................................  33
FUND FEES AND EXPENSES.................................................  52
MORE INFORMATION ABOUT THE FUNDS.......................................  55
SHAREHOLDER INFORMATION................................................  56
TRANSACTION INFORMATION................................................  57
BUYING FUND SHARES.....................................................  60
SELLING FUND SHARES....................................................  64
EXCHANGING FUND SHARES.................................................  66
RYDEX ACCOUNT POLICIES.................................................  68
DIVIDENDS AND DISTRIBUTIONS............................................  72
TAX INFORMATION........................................................  73
MANAGEMENT OF THE FUNDS................................................  74
FINANCIAL HIGHLIGHTS...................................................  80
ADDITIONAL INFORMATION.................................................  88

                                                                    PROSPECTUS 1

                               RYDEX SERIES FUNDS
                             INVESTOR CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 - 301.296.5100 - WWW.RYDEXINVESTMENTS.COM

SECTOR FUNDS
MONEY MARKET FUND


Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds). This Prospectus describes the following funds (the "Funds"), which are grouped into the following categories:


SECTOR FUNDS - Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund and Utilities Fund

MONEY MARKET FUND - U.S. Government Money Market Fund


The Funds are advised by PADCO Advisors, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor").

Investor Class Shares of the Funds are sold principally to clients of professional money managers ("financial intermediaries") and to investors who take part in certain asset allocation investment programs. Investors may exchange shares of the Funds through their financial intermediary or directly through the Rydex web site - www.rydexinvestments.com - or over the phone.


RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

      -     MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

      -     ARE NOT FEDERALLY INSURED

      -     ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

      -     ARE NOT BANK DEPOSITS

      -     ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

2

BANKING FUND

INVESTOR CLASS (RYKIX)

FUND OBJECTIVE


The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Banking Fund invests substantially all (at least 80%) of its net assets in equity securities of Banking Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Banking Companies that have small to mid-sized capitalizations. Banking Companies are engaged in accepting deposits and making commercial and consumer loans and include state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve System. The Fund may also purchase American Depositary Receipts and U.S. Government securities. Under U.S. Securities and Exchange Commission regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities. The Fund invests in the securities of a limited number of issuers conducting business in the banking sector and therefore may be concentrated in an industry or group of industries within the banking sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS


The Banking Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Banking Sector Concentration Risk

      -     Depositary Receipt Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Foreign Issuer Exposure Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Small-Capitalization and Mid-Capitalization Securities Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                                                    PROSPECTUS 3

BASIC MATERIALS FUND

INVESTOR CLASS (RYBIX)

FUND OBJECTIVE


The Basic Materials Fund seeks to provide capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Basic Materials Fund invests substantially all (at least 80%) of its net assets in equity securities of Basic Materials Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Basic Materials Companies that have small to mid-sized capitalizations. Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production and transportation of metals, textiles, and wood products. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the basic materials sector and therefore may be concentrated in an industry or group of industries within the basic materials sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS


The Basic Materials Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Basic Materials Sector Concentration Risk

      -     Depositary Receipt Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Foreign Issuer Exposure Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Small-Capitalization and Mid-Capitalization Securities Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

4

BIOTECHNOLOGY FUND

INVESTOR CLASS (RYOIX)

FUND OBJECTIVE


The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services ("Biotechnology Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Biotechnology Fund invests substantially all (at least 80%) of its net assets in equity securities of Biotechnology Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Biotechnology Companies that have small to mid-sized capitalizations. Biotechnology Companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the biotechnology sector and therefore may be concentrated in an industry or group of industries within the biotechnology sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS


The Biotechnology Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Biotechnology Sector Concentration Risk

      -     Depositary Receipt Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Foreign Issuer Exposure Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Small-Capitalization and Mid-Capitalization Securities Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                                                    PROSPECTUS 5

CONSUMER PRODUCTS

INVESTOR CLASS (RYCIX)

FUND OBJECTIVE


The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Consumer Products Fund invests substantially all (at least 80%) of its net assets in equity securities of Consumer Products Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Consumer Products Companies that have small to mid-sized capitalizations. Consumer Products Companies include companies that manufacture, wholesale or retail food, staple retail products and non-durable goods such as beverages, tobacco, household and personal care products. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the consumer products sector and therefore may be concentrated in an industry or group of industries within the consumer products sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS


The Consumer Products Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Consumer Products Sector Concentration Risk

      -     Depositary Receipt Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Foreign Issuer Exposure Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Small-Capitalization and Mid-Capitalization Securities Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

6

ELECTRONICS FUND

INVESTOR CLASS (RYSIX)

FUND OBJECTIVE


The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices ("Electronics Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Electronics Fund invests substantially all (at least 80%) of its net assets in equity securities of Electronics Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Electronics Companies that have small to mid-sized capitalizations. Electronics Companies include companies involved in the manufacture and development of semiconductors, connectors, printed circuit boards and other components; equipment vendors to electronic component manufacturers; electronic component distributors; electronic instruments and electronic systems vendors; and also include companies involved in all aspects of the electronics business and in new technologies or specialty areas . The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the electronics sector and therefore may be concentrated in an industry or group of industries within the electronics sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS


The Electronics Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Depositary Receipt Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Electronics Sector Concentration Risk

      -     Foreign Issuer Exposure Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Small-Capitalization and Mid-Capitalization Securities Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                                                    PROSPECTUS 7

ENERGY FUND

INVESTOR CLASS (RYEIX)

FUND OBJECTIVE


The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Energy Fund invests substantially all (at least 80%) of its net assets in equity securities of Energy Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Energy Companies that have small to mid-sized capitalizations. Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the energy sector and therefore may be concentrated in an industry or group of industries within the energy sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS


The Energy Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Depositary Receipt Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Energy Sector Concentration Risk

      -     Foreign Issuer Exposure Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Small-Capitalization and Mid-Capitalization Securities Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

8

ENERGY SERVICES FUND

INVESTOR CLASS (RYVIX)

FUND OBJECTIVE


The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Energy Services Fund invests substantially all (at least 80%) of its net assets in equity securities of Energy Services Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Energy Services Companies that have small to mid-sized capitalizations. Energy Services Companies are engaged in one or more businesses in the energy services field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal; companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the energy services sector and therefore may be concentrated in an industry or group of industries within the energy services sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS


The Energy Services Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Depositary Receipt Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Energy Services Sector Concentration Risk

      -     Foreign Issuer Exposure Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Small-Capitalization and Mid-Capitalization Securities Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                                                    PROSPECTUS 9

FINANCIAL SERVICES FUND

INVESTOR CLASS (RYFIX)

FUND OBJECTIVE


The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector ("Financial Services Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Financial Services Fund invests substantially all (at least 80%) of its net assets in equity securities of Financial Services Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Financial Services Companies that have small to mid-sized capitalizations. Financial Service Companies include commercial banks, savings and loan associations, insurance companies, brokerage companies and real-estate investment trusts. The Fund may also purchase American Depositary Receipts and U.S. Government securities. Under U.S. Securities and Exchange Commission regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities. The Fund invests in the securities of a limited number of issuers conducting business in the financial services sector and therefore may be concentrated in an industry or group of industries within the financial services sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS


The Financial Services Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Depositary Receipt Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Financial Services Sector Concentration Risk

      -     Foreign Issuer Exposure Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Small-Capitalization and Mid- Capitalization Securities Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

10

HEALTH CARE FUND

INVESTOR CLASS (RYHIX)

FUND OBJECTIVE


The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Health Care Fund invests substantially all (at least 80%) of its net assets in equity securities of Health Care Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Health Care Companies that have small to mid-sized capitalizations. Health Care Companies include pharmaceutical companies, companies involved in the research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the health care sector and therefore may be concentrated in an industry or group of industries within the health care sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS


The Health Care Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Depositary Receipt Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Foreign Issuer Exposure Risk

      -     Health Care Sector Concentration Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Small-Capitalization and Mid- Capitalization Securities Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                                                   PROSPECTUS 11

INTERNET FUND

INVESTOR CLASS (RYIIX)

FUND OBJECTIVE


The Internet Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet ("Internet Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Internet Fund invests substantially all (at least 80%) of its net assets in equity securities of Internet Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Internet Companies that have small to mid-sized capitalizations. Internet Companies are involved in all aspects of research, design development, manufacturing or distribution of products or services for use with the Internet or Internet related businesses. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware, software or support that impacts Internet commerce; or provide Internet access to consumers and businesses. Internet companies may also include companies that provide Intranet and Extranet services. The Fund will maintain broad representation of the various industries in the Internet sector. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the internet sector and therefore may be concentrated in an industry or group of industries within the internet sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS


The Internet Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Depositary Receipt Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Foreign Issuer Exposure Risk

      -     Internet Sector Concentration Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Small-Capitalization and Mid- Capitalization Securities Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

12

LEISURE FUND

INVESTOR CLASS (RYLIX)

FUND OBJECTIVE


The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses ("Leisure Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Leisure Fund invests substantially all (at least 80%) of its net assets in equity securities of Leisure Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Leisure Companies that have small to mid-sized capitalizations. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies include hotels and resorts, restaurants, casinos, radio and television broadcasting and advertising companies, motion picture production companies, entertainment software companies, toys and sporting goods manufacturers, musical recording companies, alcohol and tobacco companies, and publishing companies. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the leisure sector and therefore may be concentrated in an industry or group of industries within the leisure sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS


The Leisure Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Depositary Receipt Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Foreign Issuer Exposure Risk

      -     Leisure Sector Concentration Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Small-Capitalization and Mid- Capitalization Securities Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                                                   PROSPECTUS 13

PRECIOUS METALS FUND

INVESTOR CLASS (RYPMX)

FUND OBJECTIVE


The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services ("Precious Metals Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Precious Metals Fund invests substantially all (at least 80%) of its net assets in equity securities of Precious Metals Companies that are traded in the United States and foreign countries and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Precious Metals Companies that have small to mid-sized capitalizations. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies;
and companies which provide services to Precious Metals Companies. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the precious metals sector and therefore may be concentrated in an industry or group of industries within the precious metals sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS


The Precious Metals Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Depositary Receipt Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Foreign Issuer Exposure Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Precious Metals Sector Concentration Risk

      -     Small-Capitalization and Mid- Capitalization Securities Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

14

RETAILING FUND

INVESTOR CLASS (RYRIX)

FUND OBJECTIVE


The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers ("Retailing Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Retailing Fund invests substantially all (at least 80%) of its net assets in equity securities of Retailing Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Retailing Companies that have small to mid-sized capitalizations. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the retailing sector and therefore may be concentrated in an industry or group of industries within the retailing sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS


The Retailing Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Depositary Receipt Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Foreign Issuer Exposure Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Retailing Sector Concentration Risk

      -     Small-Capitalization and Mid- Capitalization Securities Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                                                   PROSPECTUS 15

TECHNOLOGY FUND

INVESTOR CLASS (RYTIX)

FUND OBJECTIVE


The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Technology Fund invests substantially all (at least 80%) of its net assets in equity securities of Technology Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Technology Companies that have small to mid-sized capitalizations. Technology Companies are companies that the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics and communications sectors. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the technology sector and therefore may be concentrated in an industry or group of industries within the technology sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS


The Technology Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Depositary Receipt Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Foreign Issuer Exposure Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Small-Capitalization and Mid- Capitalization Securities Risk

      -     Technology Sector Concentration Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

16

TELECOMMUNICATIONS FUND

INVESTOR CLASS (RYMIX)

FUND OBJECTIVE


The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment ("Telecommunications Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Telecommunications Fund invests substantially all (at least 80%) of its net assets in equity securities of Telecommunications Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Telecommunications Companies that have small to mid-sized capitalizations. Telecommunications Companies include traditional and wireless telephone services or equipment providers, Internet equipment and service providers, and fiber-optics. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the telecommunications sector and therefore may be concentrated in an industry or group of industries within the telecommunications sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS


The Telecommunications Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Depositary Receipt Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Foreign Issuer Exposure Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Small-Capitalization and Mid- Capitalization Securities Risk

      -     Telecommunications Sector Concentration Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                                                   PROSPECTUS 17

TRANSPORTATION FUND

INVESTOR CLASS (RYPIX)

FUND OBJECTIVE


The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Transportation Fund invests substantially all (at least 80%) of its net assets in equity securities of Transportation Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Transportation Companies that have small to mid-sized capitalizations. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers; parts suppliers; and companies involved in leasing, maintenance, and transportation-related services. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the transportation sector and therefore may be concentrated in an industry or group of industries within the transportation sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS


The Transportation Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Depositary Receipt Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Foreign Issuer Exposure Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Small-Capitalization and Mid- Capitalization Securities Risk

      -     Trading Halt Risk

      -     Transportation Sector Concentration Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

18

UTILITIES FUND

INVESTOR CLASS (RYUIX)

FUND OBJECTIVE


The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Utilities Fund invests substantially all (at least 80%) of its net assets in equity securities of Utilities Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Utilities Companies that have small to mid-sized capitalizations. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the utilities sector and therefore may be concentrated in an industry or group of industries within the utilities sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS


The Utilities Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Active Trading Risk

      -     Depositary Receipt Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Foreign Issuer Exposure Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Small-Capitalization and Mid- Capitalization Securities Risk

      -     Trading Halt Risk

      -     Utilities Sector Concentration Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                                                   PROSPECTUS 19

U.S. GOVERNMENT MONEY MARKET FUND

INVESTOR CLASS (RYMXX)

FUND OBJECTIVE

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PRINCIPAL INVESTMENT STRATEGY

The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund may also invest in Eurodollar Time Deposits. The Fund operates under U.S. Securities and Exchange Commission rules, which impose certain liquidity, maturity, and diversification requirements on all money market funds. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

PRINCIPAL RISKS

The U.S. Government Money Market Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Interest Rate Risk

      -     Stable Price Per Share Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

20

PRINCIPAL RISKS OF INVESTING IN THE FUNDS


As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.

                                                  BASIC     BIOTECH-    CONSUMER
                                      BANKING   MATERIALS    NOLOGY     PRODUCTS   ELECTRONICS   ENERGY
                                       FUND       FUND        FUND        FUND         FUND       FUND
                                      -------   ---------   --------    --------   -----------   ------
Active Trading Risk                      X          X           X          X            X           X
Depositary Receipt Risk                  X          X           X          X            X           X
Derivatives Risk                         X          X           X          X            X           X
Early Closing Risk                       X          X           X          X            X           X
Foreign Issuer Exposure Risk             X          X           X          X            X           X
Interest Rate Risk
Market Risk                              X          X           X          X            X           X
Non-Diversification Risk                 X          X           X          X            X           X
Sector Concentration Risk (for each
Fund's specific Sector
Concentration Risk see
"Descriptions of Principal Risks"
below)                                   X          X           X          X            X           X
Small-Capitalization and
Mid-Capitalization
Securities Risk                          X          X           X          X            X           X
Stable Price Per Share Risk
Trading Halt Risk                        X          X           X          X            X           X

                                                                   PROSPECTUS 21

                                        ENERGY    FINANCIAL   HEALTH                        PRECIOUS
                                       SERVICES    SERVICES    CARE    INTERNET   LEISURE    METALS
                                         FUND        FUND      FUND      FUND      FUND       FUND
                                       --------   ---------   ------   --------   -------   --------
Active Trading Risk                        X          X         X        X           X          X
Depositary Receipt Risk                    X          X         X        X           X          X
Derivatives Risk                           X          X         X        X           X          X
Early Closing Risk                         X          X         X        X           X          X
Foreign Issuer Exposure Risk               X          X         X        X           X          X
Interest Rate Risk
Market Risk                                X          X         X        X           X          X
Non-Diversification Risk                   X          X         X        X           X          X
Sector Concentration Risk (for each
Fund's specific Sector Concentration
Risk see "Descriptions of Principal
Risks" below)                              X          X         X        X           X          X
Small-Capitalization and
Mid-Capitalization
Securities Risk                            X          X         X        X           X          X
Stable Price Per Share Risk
Trading Halt Risk                          X          X         X        X           X          X

22

                                                                                                      U.S.
                                                                                                   GOVERNMENT
                                                   TECH-      TELECOM-    TRANSPORT-                 MONEY
                                       RETAILING   NOLOGY   MUNICATIONS      ATION     UTILITIES     MARKET
                                         FUND       FUND        FUND         FUND        FUND         FUND
                                       ---------   ------   -----------   ----------   ---------   ----------
Active Trading Risk                        X         X           X             X           X
Depositary Receipt Risk                    X         X           X             X           X
Derivatives Risk                           X         X           X             X           X
Early Closing Risk                         X         X           X             X           X
Foreign Issuer Exposure Risk               X         X           X             X           X
Interest Rate Risk                                                                                    X
Market Risk                                X         X           X             X           X
Non-Diversification Risk                   X         X           X             X           X
Sector Concentration Risk (for each
Fund's specific Sector Concentration
Risk see "Descriptions of Principal
Risks" below)                              X         X           X             X           X
Small-Capitalization and
Mid-Capitalization
Securities Risk                            X         X           X             X           X
Stable Price Per Share Risk                                                                           X
Trading Halt Risk                          X         X           X             X           X

                                                                   PROSPECTUS 23

DESCRIPTIONS OF PRINCIPAL RISKS


ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts or ADRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the NYSE. The Fund will primarily invest in sponsored ADRs, which are issued with the support of the issuer of the foreign stock underlying the ADRs and which carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.


DERIVATIVES RISK - The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective.

24

The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.


The risks associated with the Fund's use of futures and options contracts include:

    - The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

    - There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

    - Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

    - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

                                                                   PROSPECTUS 25

    - Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.


EARLY CLOSING RISK - The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.


INTEREST RATE RISK - Interest Rate Risk involves the potential for decline in the Fund's yield (the rate of dividends the Fund pays) in the event of declining interest rates.


MARKET RISK - The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities indices. Investments in securities and other financial

26

instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and other financial instruments may fluctuate drastically from day to day.

NON-DIVERSIFICATION RISK - To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.


SECTOR CONCENTRATION RISK - The Sector Concentration Risk applicable to each Fund is as follows:

      BANKING SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the banking sector that the Banking Fund purchases will underperform the market as a whole. To the extent that the Banking Fund's investments are concentrated in Banking Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Banking Companies. The prices of the securities of Banking Companies may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded Banking Companies, and general economic conditions that could create exposure to credit losses.


      BASIC MATERIALS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the basic materials sector that the Basic Materials Fund purchases will underperform the market as a whole. To the extent that the Basic Materials Fund's investments are concentrated in issuers conducting business in the basic materials sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Basic Materials Companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. Dollar, import controls,

                                                                   PROSPECTUS 27

      worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

      BIOTECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the biotechnology sector that the Biotechnology Fund purchases will underperform the market as a whole. To the extent that the Biotechnology Fund's investments are concentrated in issuers conducting business in the biotechnology sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Biotechnology Companies may fluctuate widely due to patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

      CONSUMER PRODUCTS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the consumer products sector that the Consumer Products Fund purchases will underperform the market as a whole. To the extent that the Consumer Product Fund's investments are concentrated in issuers conducting business in the consumer products sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The performance of Consumer Products Companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

      ELECTRONICS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the electronics sector that the Electronics Fund purchases will underperform the market as a whole. To the extent that the Electronics Fund's investments are concentrated in issuers conducting business in the electronics sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Electronics Companies may fluctuate widely due to risks of rapid obsolescence of products, intense competition, the economic performance of their customers, high technology and research costs, and may face competition from subsidized foreign competitors with lower production costs.

28

      ENERGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the energy sector that the Energy Fund purchases will underperform the market as a whole. To the extent that the Energy Fund's investments are concentrated in issuers conducting business in the energy sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Companies may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

      ENERGY SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the energy services sector that the Energy Services Fund purchases will underperform the market as a whole. To the extent that the Energy Services Fund's investments are concentrated in issuers conducting business in the energy services sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Services Companies may fluctuate widely due to the supply and demand both for their specific products or services and for energy products in general, the price of oil and gas, exploration and production spending, governmental regulation and environmental issues, and world events and economic conditions generally affecting energy supply companies.

      FINANCIAL SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the financial services sector that the Financial Services Fund purchases will underperform the market as a whole. To the extent that the Financial Services Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial Services Companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.


      HEALTH CARE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the health care sector that the Health Care Fund purchases will underperform the market as a whole. To the extent that the Health Care Fund's investments are concentrated in issuers conducting business

                                                                   PROSPECTUS 29

      in the health care sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

      INTERNET SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the Internet sector that the Internet Fund purchases will underperform the market as a whole. To the extent that the Internet
      Fund's investments are concentrated in issuers conducting business in the Internet sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Internet Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing their products to market and rapid obsolescence of products.

      LEISURE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the leisure sector that the Leisure Fund purchases will underperform the market as a whole. To the extent that the Leisure Fund's investments are concentrated in issuers conducting business in the leisure sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Securities of Leisure Companies may be considered speculative, and generally exhibit greater volatility than the overall market. The prices of the securities of Leisure Companies may fluctuate widely due to unpredictable earnings, due in part to changing consumer tastes and intense competition, strong reaction to technological developments and to the threat of increased government regulation, particularly in the gaming arena.

      PRECIOUS METALS SECTOR CONCENTRATION RISK - The risk that the relatively few securities of issuers in the mining industry that the Precious Metals Fund purchases will underperform the market as a whole. To the extent that the Precious Metals Fund's investments are concentrated in issuers conducting business in the precious metals sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry, as well as to the volatility of global prices for precious metals. The prices of precious metals and securities

30

      of Precious Metals Companies may fluctuate widely due to changes in inflation or inflation expectations, currency fluctuations, speculation, worldwide demand and political developments in precious metals producing countries.

      RETAILING SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the retailing sector that the Retailing Fund purchases will underperform the market as a whole. To the extent that the Retailing Fund's investments are concentrated in issuers conducting business in the retailing sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Retailing Companies may fluctuate widely due to consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a Retailing Company's success is often tied to its ability to anticipate and react to changing consumer tastes. Many Retailing Companies are thinly capitalized, and are dependent upon a relatively few number of business days to achieve their overall results.

      TECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the technology sector that the Technology Fund purchases will underperform the market as a whole. To the extent that the Technology Fund's investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Technology Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

      TELECOMMUNICATIONS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the telecommunications sector that the Telecommunications Fund purchases will underperform the market as a whole. To the extent that the Telecommunications Fund's investments are concentrated in issuers conducting business in the telecommunications sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Telecommunications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors

                                                                   PROSPECTUS 31

      engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Telecommunications Companies in their primary markets.

      TRANSPORTATION SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the transportation sector that the Transportation Fund purchases will underperform the market as a whole. To the extent that the Transportation Fund's investments are concentrated in issuers conducting business in the transportation sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Transportation Companies may fluctuate widely due to their cyclical nature, occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures.

      UTILITIES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the utilities sector that the Utilities Fund purchases will underperform the market as a whole. To the extent that the Utilities Fund's investments are concentrated in issuers conducting business in the utilities sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Utilities Companies may fluctuate widely due to government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources or pollution control.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with larger capitalizations, securities of small-capitalization and medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. Small-capitalization and medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

32

STABLE PRICE PER SHARE RISK - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.


TRADING HALT RISK - The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair value" method to price its outstanding contracts or securities.

                                                                   PROSPECTUS 33

FUND PERFORMANCE

The following bar charts show the performance of the Investor Class Shares of the Funds from year to year. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of the Investor Class Shares of the Funds as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. The after-tax returns are calculated using the highest historical federal income and capital gains tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Returns After Taxes on Distributions assume a continued investment in a Fund and show the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other classes of shares will differ from those shown below. Of course, this past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.

34


BANKING FUND

   THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -29.84%.

                                  [BAR GRAPH]

Year            Quarter Return
-----           --------------
1999               -18.86%
2000                16.32%
2001                -2.02%
2002                -1.98%
2003                32.31%
2004                13.73%
2005                -3.35%
2006                10.52%
2007               -27.25%

Highest Quarter Return                               Lowest Quarter Return
(quarter ended 9/30/2000) 22.02%         (quarter ended 9/30/1999) -18.20%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                          Since Inception
INVESTOR CLASS SHARES                        Past 1 Year    Past 5 Years     (4/1/1998)
------------------------------------        -------------   ------------  ---------------
Return Before Taxes                            -27.25%         3.18%          -0.58%
Return After Taxes on Distributions            -27.53%         2.72%          -1.06%
Return After Taxes on Distributions
   and Sale of Fund Shares                     -17.70%         2.49%          -0.77%
S&P 500 Index(1)                                 5.49%        12.83%           4.59%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 35

BASIC MATERIALS FUND

   THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS 5.94%.

                                  [BAR GRAPH]

Year            Quarter Return
-----           --------------
1999                21.90%
2000               -20.69%
2001                -0.45%
2002               -13.58%
2003                32.53%
2004                20.52%
2005                 3.73%
2006                22.06%
2007                34.76%

Highest Quarter Return                                  Lowest Quarter Return
(quarter ended 12/31/2000) 24.59%           (quarter ended 9/30/2002) -23.97%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                          Since Inception
INVESTOR CLASS SHARES                       Past 1 Year     Past 5 Years     (4/1/1998)
------------------------------------        -------------   ------------  ---------------
Return Before Taxes                            34.76%          22.20%          6.03%
Return After Taxes on Distributions            34.68%          22.02%          5.90%
Return After Taxes on Distributions and
   Sale of Fund Shares                         22.59%          19.66%          5.20%
S&P 500 Index(1)                                5.49%          12.83%          4.59%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

36

BIOTECHNOLOGY FUND

   THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -4.34%.

                                  [BAR GRAPH]

Year            Quarter Return
-----           --------------
1999                 96.24%
2000                 28.63%
2001                -16.82%
2002                -45.56%
2003                 46.40%
2004                  1.87%
2005                 11.73%
2006                 -3.07%
2007                  5.69%

Highest Quarter Return                               Lowest Quarter Return
(quarter ended 12/31/1999) 46.37%        (quarter ended 6/30/2002) -33.51%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                          Since Inception
INVESTOR CLASS SHARES                        Past 1 Year    Past 5 Years     (4/1/1998)
------------------------------------        -------------   ------------  ---------------
Return Before Taxes                               5.69%        11.29%          8.96%
Return After Taxes on Distributions               5.69%        11.29%          8.95%
Return After Taxes on Distributions and
   Sale of Fund Shares                            3.70%         9.87%          7.96%
S&P 500 Index(1)                                  5.49%        12.83%          4.59%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 37

CONSUMER PRODUCTS FUND

   THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -11.83%.

                                  [BAR GRAPH]

Year            Quarter Return
-----           --------------
1999                 2.32%
2000               -12.91%
2001                -2.79%
2002                -3.58%
2003                21.65%
2004                13.27%
2005                -0.56%
2006                17.25%
2007                11.31%

Highest Quarter Return                               Lowest Quarter Return
(quarter ended 12/31/1999) 15.70%        (quarter ended 3/31/2000) -17.29%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                          Since Inception
INVESTOR CLASS SHARES                       Past 1 Year     Past 5 Years     (7/6/1998)
------------------------------------        -------------   ------------  ---------------
Return Before Taxes                            11.31%        12.33%             3.49%
Return After Taxes on Distributions            10.96%        12.12%             3.19%
Return After Taxes on Distributions and
   Sale of Fund Shares                          7.36%        10.66%             2.82%
S&P 500 Index(1)                                5.49%        12.83%             4.20%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

38

ELECTRONICS FUND

   THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -13.15%.

                                  [BAR GRAPH]

Year            Quarter Return
-----           --------------
1999                121.57%
2000                -18.00%
2001                -29.31%
2002                -49.16%
2003                 72.74%
2004                -20.95%
2005                  4.66%
2006                  6.42%
2007                 -2.17%

Highest Quarter Return                               Lowest Quarter Return
(quarter ended 12/31/1999) 48.46%        (quarter ended 9/30/2002) -38.62%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                          Since Inception
INVESTOR CLASS SHARES                       Past 1 Year     Past 5 Years     (4/1/1998)
------------------------------------        -------------   ------------  ---------------
Return Before Taxes                             -2.17%         8.27%          2.10%
Return After Taxes on Distributions             -2.17%         8.27%          2.08%
Return After Taxes on Distributions and
   Sale of Fund Shares                          -1.41%         7.18%          1.80%
S&P 500 Index(1)                                 5.49%        12.83%          4.59%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 39

ENERGY FUND

   THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS 20.99%.

                                  [BAR GRAPH]

Year            Quarter Return
-----           --------------
1999                 18.68%
2000                 22.81%
2001                -13.12%
2002                -13.22%
2003                 23.97%
2004                 32.49%
2005                 38.77%
2006                 11.93%
2007                 33.44%

Highest Quarter Return                               Lowest Quarter Return
(quarter ended 9/30/2005) 20.34%         (quarter ended 9/30/2002) -18.42%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                          Since Inception
INVESTOR CLASS SHARES                        Past 1 Year    Past 5 Years    (4/21/1998)
------------------------------------        -------------   ------------  ---------------
Return Before Taxes                             33.44%        27.76%           12.47%
Return After Taxes on Distributions             32.89%        27.43%           12.27%
Return After Taxes on Distributions and
   Sale of Fund Shares                          22.35%        24.81%           11.13%
S&P 500 Index(1)                                 5.49%        12.83%            4.43%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

40

ENERGY SERVICES FUND

   THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS 25.71%.

                                  [BAR GRAPH]

Year            Quarter Return
-----           --------------
1999                 44.83%
2000                 41.37%
2001                -31.79%
2002                -10.36%
2003                  8.69%
2004                 34.72%
2005                 48.53%
2006                 11.15%
2007                 37.36%

Highest Quarter Return                               Lowest Quarter Return
(quarter ended 3/31/2000) 32.81%         (quarter ended 9/30/2001) -30.87%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                           Since Inception
INVESTOR CLASS SHARES                        Past 1 Year    Past 5 Years     (4/1/1998)
------------------------------------        -------------   ------------  ---------------
Return Before Taxes                             37.36%        27.13%           7.44%
Return After Taxes on Distributions             37.36%        27.13%           7.44%
Return After Taxes on Distributions and
   Sale of Fund Shares                          24.28%        24.34%           6.57%
S&P 500 Index(1)                                 5.49%        12.83%           4.59%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 41

FINANCIAL SERVICES FUND

   THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -23.35%.

                                  [BAR GRAPH]

Year            Quarter Return
-----           --------------
1999                 -1.46%
2000                 21.78%
2001                -12.96%
2002                -15.94%
2003                 29.71%
2004                 17.24%
2005                  3.34%
2006                 16.10%
2007                -18.89%

Highest Quarter Return                               Lowest Quarter Return
(quarter ended 9/30/2000) 22.80%         (quarter ended 9/30/2002) -19.61%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                          Since Inception
INVESTOR CLASS SHARES                        Past 1 Year    Past 5 Years    (4/2/1998)
------------------------------------        -------------   ------------  ---------------
Return Before Taxes                            -18.89%          8.16%          2.05%
Return After Taxes on Distributions            -19.39%          7.84%          1.84%
Return After Taxes on Distributions and
   Sale of Fund Shares                         -12.27%          6.90%          1.64%
S&P 500 Index(1)                                 5.49%         12.83%           4.48%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

42

HEALTH CARE FUND

   THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -10.08%.

                                  [BAR GRAPH]

Year            Quarter Return
-----           --------------
1999                -13.06%
2000                  31.7%
2001                -12.58%
2002                -20.05%
2003                 32.39%
2004                  6.26%
2005                 10.62%
2006                  4.70%
2007                  6.22%

Highest Quarter Return                               Lowest Quarter Return
(quarter ended 6/30/2000) 16.88%         (quarter ended 6/30/2002) -15.49%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                          Since Inception
INVESTOR CLASS SHARES                        Past 1 Year    Past 5 Years    (4/17/1998)
------------------------------------        -------------   ------------  ---------------
Return Before Taxes                              6.22%          11.59%         4.88%
Return After Taxes on Distributions              6.22%          11.59%         4.88%
Return After Taxes on Distributions and
   Sale of Fund Shares                           4.05%          10.14%         4.26%
S&P 500 Index(1)                                 5.49%          12.83%         4.47%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 43

INTERNET FUND

   THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -14.12%.

                                  [BAR GRAPH]

Year            Quarter Return
-----           --------------
2001                -46.13%
2002                -43.49%
2003                 64.02%
2004                 12.89%
2005                 -2.03%
2006                  8.23%
2007                 11.57%

Highest Quarter Return                               Lowest Quarter Return
(quarter ended 12/31/2001) 39.11%        (quarter ended 9/30/2001) -44.57%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                          Since Inception
INVESTOR CLASS SHARES                        Past 1 Year    Past 5 Years     (4/6/2000)
------------------------------------        -------------   ------------  ---------------
Return Before Taxes                            11.57%          16.98%         -17.42%
Return After Taxes on Distributions            11.45%          16.95%         -17.43%
Return After Taxes on Distributions and
   Sale of Fund Shares                          7.53%          14.99%         -12.91%
S&P 500 Index(1)                                5.49%          12.83%           1.39%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

44

LEISURE FUND

   THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -21.29%.

                                  [BAR GRAPH]

Year            Quarter Return
-----           --------------
1999                 9.37%
2000               -22.31%
2001               -17.54%
2002               -15.31%
2003                34.35%
2004                23.22%
2005                -5.25%
2006                21.46%
2007                -0.98%

Highest Quarter Return                               Lowest Quarter Return
(quarter ended 6/30/2003) 18.74%         (quarter ended 9/30/2001) -35.92%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                          Since Inception
INVESTOR CLASS SHARES                        Past 1 Year    Past 5 Years    (4/1/1998)
------------------------------------        -------------   ------------  ---------------
Return Before Taxes                             -0.98%        13.53%           1.80%
Return After Taxes on Distributions             -0.98%        13.53%           1.76%
Return After Taxes on Distributions and
   Sale of Fund Shares                          -0.64%        11.89%           1.52%
S&P 500 Index(1)                                 5.49%        12.83%           4.59%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 45

PRECIOUS METALS FUND

   THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS 4.84%.

                                  [BAR GRAPH]

Year            Quarter Return
-----           --------------
1998                -14.42%
1999                  0.00%
2000                -21.79%
2001                 18.66%
2002                 48.24%
2003                 42.31%
2004                -14.12%
2005                 21.55%
2006                 21.57%
2007                 19.92%

Highest Quarter Return                               Lowest Quarter Return
(quarter ended 3/31/2002) 32.48%         (quarter ended 6/30/2004) -21.01%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

INVESTOR CLASS SHARES                        Past 1 Year    Past 5 Years   Past 10 Years
------------------------------------        -------------   ------------  ---------------
Return Before Taxes                             19.92%         16.71%           9.81%
Return After Taxes on Distributions             19.92%         16.71%           9.78%
Return After Taxes on Distributions and
   Sale of Fund Shares                          12.95%         14.76%           8.74%
S&P 500 Index(1)                                 5.49%         12.83%           5.91%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

46

RETAILING FUND

   THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -12.22%.

                                  [BAR GRAPH]

Year            Quarter Return
-----           --------------
1999                 12.91%
2000                -24.06%
2001                  3.23%
2002                -23.44%
2003                 33.85%
2004                  9.33%
2005                  4.76%
2006                  9.32%
2007                -12.68%

Highest Quarter Return                               Lowest Quarter Return
(quarter ended 12/31/2001) 20.89%        (quarter ended 9/30/2002) -18.46%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                          Since Inception
INVESTOR CLASS SHARES                        Past 1 Year    Past 5 Years     (4/1/1998)
------------------------------------        -------------   ------------  ---------------
Return Before Taxes                            -12.68%          7.91%          2.14%
Return After Taxes on Distributions            -12.68%          7.91%          2.11%
Return After Taxes on Distributions and
   Sale of Fund Shares                          -8.24%          6.87%          1.82%
S&P 500 Index(1)                                 5.49%         12.83%          4.59%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 47

TECHNOLOGY FUND

   THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -11.23%.

                                  [BAR GRAPH]

Year            Quarter Return
-----           --------------
1999                 81.16%
2000                -38.75%
2001                -29.14%
2002                -40.38%
2003                 57.16%
2004                  0.18%
2005                  2.48%
2006                  6.40%
2007                 12.10%

Highest Quarter Return                               Lowest Quarter Return
(quarter ended 12/31/1999) 39.65%        (quarter ended 9/30/2001) -36.26%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                          Since Inception
INVESTOR CLASS SHARES                        Past 1 Year    Past 5 Years    (4/14/1998)
------------------------------------        -------------   ------------  ---------------
Return Before Taxes                             12.10%        13.99%             3.40%
Return After Taxes on Distributions             12.10%        13.97%             3.39%
Return After Taxes on Distributions and
   Sale of Fund Shares                           7.87%        12.28%             2.94%
S&P 500 Index(1)                                 5.49%        12.83%             4.53%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

48

TELECOMMUNICATIONS FUND

   THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -15.96%.

                                  [BAR GRAPH]

Year            Quarter Return
-----           --------------
1999                 58.59%
2000                -39.41%
2001                -46.82%
2002                -43.04%
2003                 31.78%
2004                 13.26%
2005                 -0.38%
2006                 19.06%
2007                  9.38%

Highest Quarter Return                               Lowest Quarter Return
(quarter ended 12/31/2002) 36.36%        (quarter ended 3/31/2001) -32.86%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                          Since Inception
INVESTOR CLASS SHARES                        Past 1 Year    Past 5 Years     (4/1/1998)
------------------------------------        -------------   ------------  ---------------
Return Before Taxes                             9.38%          14.13%         -3.59%
Return After Taxes on Distributions             9.34%          13.84%         -3.73%
Return After Taxes on Distributions and
   Sale of Fund Shares                          6.09%          12.23%         -3.06%
S&P 500 Index(1)                                5.49%          12.83%          4.59%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 49

TRANSPORTATION FUND

   THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -3.66%.

                                  [BAR GRAPH]

Year            Quarter Return
-----           --------------
1999                -18.36%
2000                  0.46%
2001                 -3.48%
2002                -13.01%
2003                 18.56%
2004                 21.83%
2005                  7.78%
2006                  7.41%
2007                 -8.84%

Highest Quarter Return                               Lowest Quarter Return
(quarter ended 12/31/2001) 19.70%        (quarter ended 9/30/1999) -19.91%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                          Since Inception
INVESTOR CLASS SHARES                        Past 1 Year    Past 5 Years     (4/2/1998)
------------------------------------        -------------   ------------  ---------------
Return Before Taxes                            -8.84%         8.80%            -1.70%
Return After Taxes on Distributions            -8.84%         8.80%            -1.70%
Return After Taxes on Distributions and
   Sale of Fund Shares                         -5.74%         7.65%            -1.43%
S&P 500 Index(1)                                5.49%        12.83%             4.48%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

50

UTILITIES FUND

   THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -3.74%.

                                  [BAR GRAPH]

Year            Quarter Return
-----           --------------
2001                -24.33%
2002                -32.37%
2003                 25.41%
2004                 16.64%
2005                 10.17%
2006                 20.38%
2007                 13.20%

Highest Quarter Return                               Lowest Quarter Return
(quarter ended 6/20/2003) 20.39%         (quarter ended 9/30/2002) -23.13%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                          Since Inception
INVESTOR CLASS SHARES                        Past 1 Year    Past 5 Years     (4/3/2000)
------------------------------------        -------------   ------------  ---------------
Return Before Taxes                            13.20%        17.04%             3.83%
Return After Taxes on Distributions            12.24%        16.09%             2.83%
Return After Taxes on Distributions and
   Sale of Fund Shares                          8.58%        14.40%             2.62%
S&P 500 Index(1)                                5.49%        12.83%             1.35%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 51

U.S. GOVERNMENT MONEY MARKET FUND

   THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS 0.98%.

                                  [BAR GRAPH]

Year            Quarter Return
-----           --------------
1998                 4.63%
1999                 4.28%
2000                 5.41%
2001                 3.33%
2002                 0.86%
2003                 0.24%
2004                 0.44%
2005                 2.31%
2006                 4.04%
2007                 4.21%

Highest Quarter Return                             Lowest Quarter Return
(quarter ended 12/31/2000) 1.45%         (quarter ended 3/31/2004) 0.03%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

INVESTOR CLASS SHARES                        Past 1 Year    Past 5 Years   Past 10 Years
------------------------------------        -------------   ------------  ---------------
Return Before Taxes                             4.21%          2.25%           2.97%

YIELD
Call 800.820.0888 for the U.S. Government Money Market Fund's current yield.

52

FUND FEES AND EXPENSES


The tables below describe the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Funds described in this Prospectus.

                                                        BANKING     BASIC MATERIALS
                                                        -------     ---------------
SHAREHOLDER FEES(1)                                      None            None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                          0.85%           0.85%
Distribution And/Or Shareholder Service (12b-1) Fees     None            None
Other Expenses                                           0.52%           0.52%
                                                        -----           -----
Total Annual Fund Operating Expenses                     1.37%           1.37%
                                                        =====           =====

                                                       FINANCIAL
                                                        SERVICES      HEALTH CARE
                                                       ---------      -----------
SHAREHOLDER FEES(1)                                      None            None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                          0.85%           0.85%
Distribution And/Or Shareholder Service (12b-1) Fees     None            None
Other Expenses                                           0.53%           0.52%
                                                        -----           -----
Total Annual Fund Operating Expenses                     1.38%           1.37%
                                                        =====           =====

                                                    TELECOMMUNICATIONS    TRANSPORTATION
                                                    ------------------    --------------
SHAREHOLDER FEES(1)                                        None               None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                            0.85%              0.85%
Distribution And/Or Shareholder Service (12b-1)            None               None
Fees
Other Expenses                                             0.52%              0.51%
                                                          -----              -----
Total Annual Fund Operating Expenses                       1.37%              1.36%
                                                          =====              =====

(1) THE FUNDS WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.

                                                                   PROSPECTUS 53

                                                                         CONSUMER                                        ENERGY
                                                        BIOTECHNOLOGY    PRODUCTS       ELECTRONICS       ENERGY        SERVICES
                                                        -------------    --------       -----------       ------        --------
SHAREHOLDER FEES(1)                                     None                None            None            None           None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                         0.85%               0.85%           0.85%           0.85%          0.85%
Distribution And/Or Shareholder Service (12b-1) Fees    None                None            None            None           None
Other Expenses                                          0.54%               0.52%           0.51%           0.52%          0.52%
                                                        ----                ----            ----            ----           ----
Total Annual Fund Operating Expenses                    1.39%               1.37%           1.36%           1.37%          1.37%
                                                        ====                ====            ====            ====           ====

                                                                                        PRECIOUS
                                                         INTERNET         LEISURE         METALS           RETAILING     TECHNOLOGY
                                                         --------         -------        --------          ---------     ----------
SHAREHOLDER FEES(1)                                        None            None            None               None          None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                            0.85%           0.85%           0.75%              0.85%         0.85%
Distribution And/Or Shareholder Service (12b-1) Fees       None            None            None               None          None
Other Expenses                                             0.53%           0.54%           0.52%              0.52%         0.52%
                                                           ----            ----            ----               ----          ----
Total Annual Fund Operating Expenses                       1.38%           1.39%           1.27%              1.37%         1.37%
                                                           ====            ====            ====               ====          ====

                                                                      U.S. GOVERNMENT
                                                       UTILITIES        MONEY MARKET
                                                       ---------      ----------------
SHAREHOLDER FEES(1)                                     None              None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                          0.85%             0.50%
Distribution And/Or Shareholder Service (12b-1)          None              None
Fees
Other Expenses                                           0.54%             0.43%
                                                         ----              ----
Total Annual Fund Operating Expenses                     1.39%             0.93%
                                                         ====              ====

(1) THE FUNDS WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.

54

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in Investor Class Shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your costs based on these assumptions.


FUND                             1 YEAR    3 YEARS    5 YEARS   10 YEARS
----                             ------    -------    -------   --------
BANKING                           $ 139      $ 434      $ 750    $ 1,646
BASIC MATERIALS                   $ 139      $ 434      $ 750    $ 1,646
BIOTECHNOLOGY                     $ 142      $ 440      $ 761    $ 1,669
CONSUMER PRODUCTS                 $ 139      $ 434      $ 750    $ 1,646
ELECTRONICS                       $ 138      $ 431      $ 745    $ 1,635
ENERGY                            $ 139      $ 434      $ 750    $ 1,646
ENERGY SERVICES                   $ 139      $ 434      $ 750    $ 1,646
FINANCIAL SERVICES                $ 141      $ 437      $ 755    $ 1,657
HEALTH CARE                       $ 139      $ 434      $ 750    $ 1,646
INTERNET                          $ 141      $ 437      $ 755    $ 1,657
LEISURE                           $ 142      $ 440      $ 761    $ 1,669
PRECIOUS METALS                   $ 129      $ 403      $ 697    $ 1,534
RETAILING                         $ 139      $ 434      $ 750    $ 1,646
TECHNOLOGY                        $ 139      $ 434      $ 750    $ 1,646
TELECOMMUNICATIONS                $ 139      $ 434      $ 750    $ 1,646
TRANSPORTATION                    $ 138      $ 431      $ 745    $ 1,635
UTILITIES                         $ 142      $ 440      $ 761    $ 1,669
U.S. GOVERNMENT MONEY MARKET      $  95      $ 296      $ 515    $ 1,143

                                                                   PROSPECTUS 55

MORE INFORMATION ABOUT THE FUNDS:

ADVISOR'S INVESTMENT METHODOLOGY

The Advisor develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with the Funds' respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.


SECTOR FUNDS. In managing the Sector Funds, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market. Because appropriate published indices are not available for many of the Sector Funds, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for each sector using Global Industry Classification Standard (GICS) codes. The Advisor then employs a quantitative screen to ensure minimum capitalization and liquidity standards. The resulting portfolio is weighted to meet diversification standards and to generate returns respective of that sector. The Advisor closely monitors the efficacy of this methodology, and makes periodic changes in the composition of the Sector Funds to ensure that each Fund remains a valid representative of its sector.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

56

INVESTING WITH RYDEX:

SHAREHOLDER INFORMATION

Investor Class Shares are offered directly through Rydex Fund Services Inc. and also through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. Certain account types may be opened online via the website. For more information on opening an account, call Rydex Client Services at 800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

      MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

      The minimum initial investment amounts for accounts held through a third party (E.G., a brokerage account) are:

            -     $1,000 for retirement accounts

            -     $2,500 for all other accounts

      Accounts held DIRECTLY at Rydex are subject to a minimum account balance of $25,000 FOR NON-MANAGED ACCOUNTS (INCLUDING RETIREMENT ACCOUNTS) and $15,000 FOR ACCOUNTS MANAGED BY FINANCIAL INTERMEDIARIES. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

      To open an IRA account with Rydex directly, you must transfer an existing IRA (or multiple IRAs) in order to meet the minimum investment amount requirements.

                                                                   PROSPECTUS 57


      There are no minimum amounts for subsequent investments in the Funds except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures." Rydex reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.


TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

- You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

-     Attach a copy of the trust document when establishing a trust account.

- When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

- You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

-     BE SURE TO SIGN THE APPLICATION.

- If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION


This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE or as otherwise permitted by the U.S. Securities and Exchange Commission - the Funds reserve the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The NYSE holiday schedule is included in the SAI and Rydex will post advance notice of early closings at www.rydexinvestments.com.

58

Notwithstanding the foregoing, the U.S. Government Money Market Fund reserves the right to accept orders to purchase or redeem shares on any day that is not a Business Day and the Federal Reserve Bank of New York or National Securities Clearing Corporation remains open. In addition, the U.S. Government Money Market Fund may designate special hours of operation on any such day. In the event that the U.S. Government Money Market Fund invokes the right to accept orders to purchase or redeem shares on any day that is not a Business Day and/or adopt special hours of operation, the U.S. Government Money Market Fund will post advance notice of these events at www.rydexinvestments.com.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

                                                        AFTERNOON
METHOD             FUND                                CUT-OFF TIME
------             ---------------------         -----------------------
By Mail            All Funds                          Market Close
By Phone
                   Sector Funds                  3:30 P.M., Eastern Time
                   U.S. Government Money
                   Market Fund*                  1:00 P.M., Eastern Time
By Internet
                   Sector Funds                  3:45 P.M., Eastern Time
                   U.S. Government Money
                   Market Fund*                  1:00 P.M., Eastern Time

By Financial       Sector Funds and
Intermediary       U.S. Government Money
                   Market Fund                       Market Close**

* TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND FOR THE U.S. GOVERNMENT MONEY MARKET FUND, THE FUND MUST RECEIVE YOUR WIRE PURCHASE ORDER BY 1:00 P.M., EASTERN TIME. ALL REDEMPTION ORDERS RECEIVED PRIOR TO 1:00 P.M., EASTERN TIME WILL NOT RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND. ALL REDEMPTION ORDERS RECEIVED AFTER 1:00 P.M., EASTERN TIME ARE ENTITLED TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND.


** EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE DIFFERENT CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.

                                                                   PROSPECTUS 59

EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

      CALCULATING NAV

      The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV.

      Each Fund calculates its NAV by:

      -     Taking the current market value of its total assets

      -     Subtracting any liabilities

      - Dividing that amount by the total number of shares owned by shareholders

            The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE - the Funds will calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI. For more information on these early closings, please call
            800.820.0888 or visit the Rydex web site - www.rydexinvestments.com.


            In calculating NAV, the Funds generally value their investment portfolios based on the market price of the securities as of the time the Funds determine NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

            The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

            The U.S. Government Money Market Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Funds' Board of Trustees.

            More information about the valuation of the Funds' holdings and the amortized cost method can be found in the SAI.

60

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

BUYING FUND SHARES

The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order.

PURCHASE PROCEDURES


The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds. Any payment instrument refused will generally be returned to you within twenty-four (24) hours of Rydex's refusal to accept such instrument, but in no event later than seventy-two (72) hours after such refusal.

Retirement contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.


You may buy shares and send your purchase proceeds by any of the following methods:

                                                                   PROSPECTUS 61

BY MAIL

IRA AND OTHER RETIREMENT ACCOUNTS REQUIRE ADDITIONAL PAPERWORK.

CALL RYDEX CLIENT SERVICES TO REQUEST A RETIREMENT ACCOUNT INVESTOR APPLICATION KIT.

      INITIAL PURCHASE                            SUBSEQUENT PURCHASES
-------------------------------          -----------------------------------
Complete the account                     Complete the Rydex investment
application that corresponds to          slip included with your quarterly
the type of account you are              statement or send written
opening.                                 purchase instructions that include:

- MAKE SURE TO DESIGNATE THE
  RYDEX FUND(s) YOU WANT TO              - YOUR NAME
  PURCHASE.
                                         - YOUR SHAREHOLDER ACCOUNT NUMBER
- MAKE SURE YOUR INVESTMENT
  MEETS THE ACCOUNT MINIMUM.             - THE RYDEX FUND(s) YOU WANT TO
                                           PURCHASE.

                  Make your check payable to RYDEX INVESTMENTS.

              Your check must be drawn on a U.S. bank and payable
                                in U.S. Dollars.

           Include the name of the Rydex Fund(s) you want to purchase on your check.

               IF YOU DO NOT SPECIFY THE RYDEX FUND(s) YOU WANT TO
                PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE
                       U.S. GOVERNMENT MONEY MARKET FUND.

Mail your application and          Mail your written purchase
       check to:                   instructions and check to:

MAILING ADDRESS:
Rydex Investments
Attn: Ops. Dept.
9601 Blackwell Road, Suite 500
Rockville, MD 20850

62

BY WIRE

RYDEX CLIENT SERVICES PHONE NUMBER: 800.820.0888 OR 301.296.5406

        INITIAL PURCHASE                     SUBSEQUENT PURCHASES
-------------------------------          -----------------------------
Submit new account paperwork,            Be sure to designate in your
and then call Rydex to obtain            wire instructions the Rydex
your account number.                     Fund(s) you want to purchase.

- MAKE SURE TO DESIGNATE THE
RYDEX FUND(s) YOU WANT TO
PURCHASE.

- MAKE SURE YOUR INVESTMENT
MEETS THE ACCOUNT MINIMUM.

To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order, YOU MUST CALL RYDEX CLIENT SERVICES AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE TRANSACTION CUT-OFF TIME FOR THE RYDEX FUND(s) YOU ARE PURCHASING:

-     Account Number

-     Fund Name

-     Amount of Wire

-     Fed Wire Reference Number (upon request)

You will receive a confirmation number to verify that your purchase order has been accepted.

         IF YOU DO NOT NOTIFY RYDEX SHAREHOLDER SERVICES OF THE INCOMING
            WIRE, YOUR PURCHASE ORDER WILL NOT BE PROCESSED UNTIL THE
                 BUSINESS DAY FOLLOWING THE RECEIPT OF THE WIRE.

WIRE INSTRUCTIONS:
U.S. Bank
Cincinnati, OH
Routing Number: 0420-00013
For Account of: Rydex Investments
Account Number: 48038-9030
[Your Name]
[Your shareholder account number]

              IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO
                PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE
                       U.S. GOVERNMENT MONEY MARKET FUND.

                                                                   PROSPECTUS 63

BY ACH (FAX)

RYDEX FAX NUMBER: 301.296.5103

     INITIAL PURCHASE                               SUBSEQUENT PURCHASES
-------------------------------          ----------------------------------------
Submit new account paper-                SUBSEQUENT PURCHASES MADE VIA ACH
work, and then call Rydex to             MUST BE A MINIMUM OF $50. To make a
obtain your account number.              subsequent purchase send written
Be sure to complete the                  purchase instructions that include:
"Electronic Investing (via
ACH)" section. Then, fax it to           - YOUR NAME
Rydex. (ONLY Individual, Joint
and UGMA/UTMA accounts may be            - YOUR SHAREHOLDER ACCOUNT NUMBER
opened by fax).
                                         - THE RYDEX FUND(s) YOU WANT TO PURCHASE

- MAKE SURE TO INCLUDE A LETTER          - ACH BANK INFORMATION (IF NOT ON
  OF INSTRUCTION REQUESTING                RECORD).
  THAT WE PROCESS YOUR PURCHASE
   BY ACH.

- MAKE SURE TO DESIGNATE THE
  RYDEX FUND(s) YOU WANT TO
  PURCHASE.

- MAKE SURE YOUR INVESTMENT
  MEETS THE ACCOUNT MINIMUM.

BY ACH (INTERNET)                 Follow the directions on the Rydex web site -
                                             www.rydexinvestments.com

CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

      -     if your bank does not honor your check for any reason

      -     if the transfer agent (Rydex) does not receive your wire transfer

      -     if the transfer agent (Rydex) does not receive your ACH transfer

      -     if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(s) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(s) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(s) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

64

SELLING FUND SHARES


The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the Funds' next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times, and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent or your financial intermediary.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the U.S. Securities and Exchange Commission. The Funds reserve the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If a Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.


REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send redemption orders to Rydex by:

  MAIL        Rydex Investments
              Attn: Ops. Dept.
              9601 Blackwell Road, Suite 500
              Rockville, MD 20850

  FAX         301.296.5103
              If you send your redemption order by fax, you must call Rydex Client Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.

TELEPHONE     800.820.0888 or 301.296.5406 (not available for retirement accounts)

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

      -     your name

      -     your shareholder account number

      -     Fund name(s)

      -     dollar amount or number of shares you would like to sell

                                                                   PROSPECTUS 65

      - whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

      - signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically, via ACH, or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

      SIGNATURE GUARANTEES

      Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.

66


REDEEMING SHARES BY DRAFT WRITING

If you hold shares directly, you may redeem shares from the U.S. Government Money Market Fund by writing drafts for $500 or more on your existing account. The drafts may be made payable to any person or entity and your account will continue to earn dividends until the draft clears. Drafts may not be used for electronic funds transfers (I.E., electronic bill payments or ACH). If your balance in the U.S. Government Money Market Fund is insufficient to cover the amount of your draft, the transfer agent will automatically exchange sufficient funds from your Rydex Fund with the highest account balance to cover the draft.

You can obtain a draft writing application by calling 800.820.0888. Because of the difficulty of determining in advance the exact value of your Fund account, you may not use a draft to close your account. There is no fee for the draft writing privilege, but if payment on a draft is stopped upon your request, or if the draft cannot be honored because of insufficient funds or other valid reasons, you may be charged a fee by the financial institution where you presented your draft for payment. Rydex may also charge a $25 fee for a draft that cannot be honored due to insufficient funds. The Funds may suspend the draft writing privilege at any time.


LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Funds may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES


Unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of Investor Class Shares of any Rydex Fund for Investor Class Shares (or H-Class Shares, if applicable) of any other Rydex Fund on the basis of the respective NAVs of the shares involved. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off

                                                                   PROSPECTUS 67

times. All exchange requests must be received by the Rydex Funds' transfer agent or your financial intermediary prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" for additional information. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send exchange requests to Rydex by:

  MAIL         Rydex Investments
               Attn: Ops. Dept.
               9601 Blackwell Road, Suite 500
               Rockville, MD 20850

  FAX          301.296.5101
               If you send your exchange request by fax, you must call Rydex Client Services at 800.820.0888 to verify that your fax was received and when it will be processed.

TELEPHONE      800.820.0888 OR 301.296.5406

INTERNET Follow the directions on the Rydex web site - www.rydexinvestments.com

Whether you transmit your exchange request by mail, fax, telephone or inter-net, you must include the following information in your exchange request:

      -     your name

      -     your shareholder account number

      - Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

      - dollar amount, number of shares or percentage of Fund position involved in the exchange

      - signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

68

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS

On any Business Day, investors may make exchanges of Investor Class Shares of the Funds for Investor Class Shares (or H-Class Shares, if applicable) of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS DO NOT ALLOW UNLIMITED TRADING. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.

RYDEX ACCOUNT POLICIES

SHAREHOLDER IDENTIFICATION AND VERIFICATION


Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while they are in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.


Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

                                                                   PROSPECTUS 69

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account and to obtain the appropriate forms, please visit the Rydex web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your financial intermediary's name, and you want to transfer the registration to another financial intermediary or want the shares registered in your name, then you should contact your financial intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (E.G., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities

70

emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES


Rydex may charge the following administrative fees on accounts held directly through the Funds' transfer agent for services associated with the following:

      - $ 15 for wire transfers of redemption proceeds under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver

      -     $ 50 on purchase checks returned for insufficient funds

      - $ 25 to stop payment of a redemption check within 10 Business Days of the settlement date

      - $ 15 for standard overnight packages (fee may be higher for special delivery options)

      -     $ 25 for bounced drafts or ACH transactions

      -     $ 15 per year for low balance accounts

      - The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or

                                                                   PROSPECTUS 71

            employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee (and any unpaid annual maintenance fee) will be deducted from the proceeds of your redemption. You may pay the annual maintenance fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted from your account.

ACCOUNT FEE WAIVERS


The following fees will be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged: the annual maintenance fee for retirement accounts; and the wire transfer charge of $15 for wire redemptions less than $5,000. Additionally, the wire transfer charge of $15 for wire redemptions less than $5,000 will be waived for accounts that are held directly through the Funds' transfer agent that also have an adviser.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Because the Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

RIGHTS RESERVED BY THE FUNDS

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be

72

taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds, except the U.S. Government Money Market Fund, which declares dividends daily and pays them monthly or upon redemption. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of

                                                                   PROSPECTUS 73

the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

      - Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

      - The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. The U.S. Government Money Market Fund expects to make primarily distributions that will not be treated as qualified dividend income.

      - Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

      - Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

      - Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

74

      - Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

      - Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

      - Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

      - A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

      - If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

PADCO Advisors, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

                                                                   PROSPECTUS 75

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee for the fiscal year ended March 31, 2008 at an annualized rate based on the average daily net assets of each Fund, as set forth below:



                                                  ADVISORY
FUND                                                FEE
------------                                      ---------
BANKING....................................        0.85%
BASIC MATERIALS............................        0.85%
BIOTECHNOLOGY..............................        0.85%
CONSUMER PRODUCTS..........................        0.85%
ELECTRONICS................................        0.85%
ENERGY.....................................        0.85%
ENERGY SERVICES............................        0.85%
FINANCIAL SERVICES.........................        0.85%
HEALTH CARE................................        0.85%
INTERNET...................................        0.85%
LEISURE....................................        0.85%
PRECIOUS METALS............................        0.75%
RETAILING..................................        0.85%
TECHNOLOGY.................................        0.85%
TELECOMMUNICATIONS.........................        0.85%
TRANSPORTATION.............................        0.85%
UTILITIES..................................        0.85%
U.S. GOVERNMENT MONEY MARKET...............        0.50%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.


A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement is available in the Funds' September 30, 2007 Semi-Annual Report to Shareholders, which covers the period April 1, 2007 to September 30, 2007.

76

PORTFOLIO MANAGEMENT


Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of six investment professionals that are responsible for overseeing different functions within the Portfolio Department. Including Mr. Byrum, those members include Michael Dellapa as the Director of Alternative Investment Strategies, Ryan Harder as Senior Portfolio Manager, Douglas Holmes as the Director of Stock Selection and Asset Allocation, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 15 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following four individuals are jointly and primarily responsible for the management of the Funds.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa, Harder, and Holmes. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, and helped to create the Sector Funds, all of which except the Sector Funds are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

MICHAEL J. DELLAPA, CFA, CAIA, Director of Alternative Investment Strategies - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, including the Absolute Return Strategies Fund and the

                                                                   PROSPECTUS 77

Hedged Equity Fund, which are offered in a separate prospectus. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy (which is offered in a separate prospectus), Healthcare, Biotechnology, and Consumer Products Funds. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became the Director of Alternative Investment Strategies. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund since September 2005.

RYAN A. HARDER, CFA, Senior Portfolio Manager - Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Absolute Return Strategies, Hedged Equity, High Yield Strategy and Inverse High Yield Strategy Funds, all of which are offered in a separate prospectus. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed each Fund since March 2008.

DOUGLAS HOLMES, CFA, Director of Stock Selection and Asset Allocation - As the Director of Stock Selection and Asset Allocation, Mr. Holmes oversees the development and daily maintenance of the stock selection and asset allocation methodologies employed by the Rydex Funds. While Mr. Holmes is involved in the management of all of the Rydex Funds, he focuses on the management of the Alternative Investment, Essential Portfolio and Sector Funds, all of which except the Sector Funds are offered in a separate prospectus. Mr. Holmes first became associated with Rydex as a consultant in September 2004. In October 2005, Mr. Holmes accepted a permanent position as the Strategic Advisor and in September 2007 was named the Director of Stock Selection and Asset Allocation. Mr. Holmes has been a member of the ILT since its inception. Prior to his association with Rydex, Mr. Holmes was a 20-year veteran of State Street Global Advisors as the department head of the US Indexing Department,

78

the US Active Department, and finally the Global Enhanced Department. He holds a BS degree in mathematics from Northeastern University. Mr. Holmes has co-managed each Fund since March 2008.


Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

                                                                   PROSPECTUS 79

THIS PAGE INTENTIONALLY LEFT BLANK.

80

FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years (or, if shorter, the period of operations of the Funds' Investor Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended March 31, 2008 and 2007 has been audited by

                                                                              NET INCREASE
                                                            NET REALIZED       (DECREASE)
                                  NET ASSET      NET            AND           IN NET ASSET     DISTRIBUTIONS   DISTRIBUTIONS
                                    VALUE,    INVESTMENT     UNREALIZED     VALUE RESULTING      FROM NET         FROM NET
                                  BEGINNING     INCOME     GAINS (LOSSES)         FROM          INVESTMENT        REALIZED
YEAR ENDED                        OF PERIOD     (LOSS)+    ON INVESTMENTS      OPERATIONS         INCOME            GAINS
-----------------------------   ------------  ----------  ---------------   ---------------   ---------------  --------------
BANKING FUND INVESTOR CLASS
   MARCH 31, 2008               $   11.03     $  .25      $   (3.62)        $   (3.37)        $    (.10)       $      --
   March 31, 2007                   10.86        .20            .05               .25              (.08)              --
   March 31, 2006                   10.17        .16            .69               .85              (.16)              --
   March 31, 2005                   10.25        .13            .05               .18              (.26)              --
   March 31, 2004                    7.30        .14           2.89              3.03              (.08)              --
BASIC MATERIALS FUND INVESTOR CLASS
   MARCH 31, 2008                   42.25        .15           8.18              8.33              (.09)              --
   March 31, 2007                   35.23        .41           6.91              7.32              (.30)              --
   March 31, 2006                   30.66        .32           4.44              4.76              (.19)              --
   March 31, 2005                   25.46        .14           5.06              5.20                --               --
   March 31, 2004                   17.22        .05           8.32              8.37              (.13)              --
BIOTECHNOLOGY FUND INVESTOR CLASS
   MARCH 31, 2008                   21.21       (.22)           .52               .30                --               --
   March 31, 2007                   23.45       (.27)         (1.97)            (2.24)               --               --
   March 31, 2006                   17.59       (.26)          6.12              5.86                --               --
   March 31, 2005                   20.56       (.24)        (2.73)             (2.97)               --               --
   March 31, 2004                   13.75       (.24)          7.05              6.81                --               --
CONSUMER PRODUCTS FUND INVESTOR CLASS
   MARCH 31, 2008                   36.11        .52            .13               .65              (.36)              --
   March 31, 2007                   31.03        .43           4.71              5.14              (.06)              --
   March 31, 2006                   30.50        .30            .65               .95              (.42)              --
   March 31, 2005                   28.68        .18           1.65              1.83              (.01)              --
   March 31, 2004                   20.85        .14           7.74              7.88              (.05)              --
ELECTRONICS FUND INVESTOR CLASS
   MARCH 31, 2008                   12.46       (.05)         (2.35)            (2.40)               --               --
   March 31, 2007                   13.52       (.10)          (.96)            (1.06)               --               --
   March 31, 2006                   10.31       (.11)          3.32              3.21                --               --
   March 31, 2005                   13.43       (.08)         (3.04)            (3.12)               --               --
   March 31, 2004                    8.08       (.15)          5.50              5.35                --               --

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

                                                                   PROSPECTUS 81

Ernst & Young LLP, whose report, along with the financial statements and related notes, appear in the Funds' 2008 Annual Report. The information for each of the periods through March 31, 2006 was audited by a predecessor independent registered public accounting firm. The 2008 Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2008 Annual Report is incorporated by reference in the SAI.

                                                               RATIOS TO
                                                          AVERAGE NET ASSETS:
                      NET         NET                    ------------------------               NET ASSETS,
                   INCREASE      ASSET                                   NET                      END OF
                  (DECREASE)     VALUE,        TOTAL                  INVESTMENT   PORTFOLIO      PERIOD
   TOTAL         IN NET ASSET   END OF      INVESTMENT     TOTAL        INCOME     TURNOVER      (000'S
DISTRIBUTIONS       VALUE       PERIOD        RETURN++    EXPENSES      (LOSS)       RATE        OMITTED)
-------------    ------------  ---------   ------------  ---------    -----------  ---------   ------------
$  (.10)         $  (3.47)     $  7.56       (30.69)%      1.37%         2.59%       1,417%    $  7,035
   (.08)              .17        11.03         2.24%       1.32%         1.79%         954%       9,229
   (.16)              .69        10.86         8.41%       1.34%         1.48%       1,834%       8,713
   (.26)             (.08)       10.17         1.61%       1.34%         1.26%       1,692%       4,899
   (.08)             2.95        10.25        41.53%       1.36%         1.51%       1,435%      12,504

   (.09)             8.24        50.49        19.71%       1.37%         0.31%         225%     120,870
   (.30)             7.02        42.25        20.86%       1.36%         1.09%         442%      68,862
   (.19)             4.57        35.23        15.60%       1.35%         1.04%         826%      23,630
     --              5.20        30.66        20.42%       1.33%         0.51%         891%      34,039
   (.13)             8.24        25.46        48.70%       1.38%         0.20%       1,669%      29,749

     --               .30        21.51         1.41%       1.39%        (0.94)%        193%      47,696
     --             (2.24)       21.21        (9.55)%      1.37%        (1.23)%        269%      61,366
     --              5.86        23.45        33.31%       1.34%        (1.25)%        338%     104,126
     --             (2.97)       17.59       (14.45)%      1.33%        (1.25)%        585%      74,890
     --              6.81        20.56        49.53%       1.35%        (1.31)%        548%     135,619

   (.36)              .29        36.40         1.72%       1.37%         1.37%         449%       8,722
   (.06)             5.08        36.11        16.58%       1.37%         1.29%         455%      21,814
   (.42)              .53        31.03         3.13%       1.32%         0.98%         813%      11,815
   (.01)             1.82        30.50         6.40%       1.33%         0.60%         907%      15,470
   (.05)             7.83        28.68        37.84%       1.36%         0.56%         914%      23,560

     --             (2.40)       10.06       (19.26)%      1.36%        (0.37)%        784%       9,835
     --             (1.06)       12.46        (7.84)%      1.37%        (0.76)%        759%      15,376
     --              3.21        13.52        31.13%       1.34%        (0.91)%        911%      34,194
     --             (3.12)       10.31       (23.23)%      1.33%        (0.76)%      1,106%      27,150
     --              5.35        13.43        66.21%       1.36%        (1.20)%      1,359%      46,200

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

82

                                                                             NET INCREASE
                                                            NET REALIZED      (DECREASE)
                                  NET ASSET      NET            AND          IN NET ASSET     DISTRIBUTIONS    DISTRIBUTIONS
                                    VALUE,    INVESTMENT     UNREALIZED     VALUE RESULTING      FROM NET         FROM NET
                                  BEGINNING     INCOME     GAINS (LOSSES)        FROM           INVESTMENT        REALIZED
YEAR ENDED                        OF PERIOD    (LOSS)+     ON INVESTMENTS     OPERATIONS          INCOME           GAINS
-----------------------------   -----------   ----------  ---------------   ---------------   --------------   -------------
ENERGY FUND INVESTOR CLASS
   MARCH 31, 2008               $     23.19   $  (.03)    $      4.86       $      4.83       $      --        $   (.73)
   March 31, 2007                     21.68        --@           1.92              1.92              --            (.41)
   March 31, 2006                     17.12       .02            5.02              5.04            (.03)           (.45)
   March 31, 2005                     11.94       .05            5.14              5.19            (.01)             --
   March 31, 2004                      8.80        --@           3.17              3.17            (.03)             --
ENERGY SERVICES FUND INVESTOR CLASS
   MARCH 31, 2008                     47.47      (.43)          11.00             10.57              --              --
   March 31, 2007                     45.05      (.36)           2.78              2.42              --              --
   March 31, 2006                     30.12      (.30)          15.23             14.93              --              --
   March 31, 2005                     21.74      (.22)           8.60              8.38              --              --
   March 31, 2004                     17.37      (.18)           4.55              4.37              --              --
FINANCIAL SERVICES FUND INVESTOR CLASS
   MARCH 31, 2008                     14.25       .17           (4.02)            (3.85)           (.22)             --
   March 31, 2007                     13.26       .14             .91              1.05            (.06)             --
   March 31, 2006                     11.40       .17            1.81              1.98            (.12)             --
   March 31, 2005                     11.09       .10             .29               .39            (.08)             --
   March 31, 2004                      7.66       .09            3.38              3.47            (.04)             --
HEALTH CARE FUND INVESTOR CLASS
   MARCH 31, 2008                     15.28      (.02)           (.98)            (1.00)             --              --
   March 31, 2007                     14.54       .03             .71               .74              --              --
   March 31, 2006                     12.71      (.05)           1.88              1.83              --              --
   March 31, 2005                     12.50      (.05)            .26               .21              --              --
   March 31, 2004                      9.21      (.07)           3.36              3.29              --              --
INTERNET FUND INVESTOR CLASS
   MARCH 31, 2008                     41.11       .46#          (2.87)            (2.41)           (.15)             --
   March 31, 2007                     40.22      (.44)           1.33               .89              --              --
   March 31, 2006                     32.29      (.40)           8.33              7.93              --              --
   March 31, 2005                     35.66      (.43)          (2.94)            (3.37)             --              --
   March 31, 2004                     20.43      (.41)          15.64             15.23              --              --
LEISURE FUND INVESTOR CLASS
   MARCH 31, 2008                     35.87       .09           (4.24)            (4.15)             --              --
   March 31, 2007                     32.56        --@           3.31              3.31              --              --
   March 31, 2006                     30.50      (.07)           2.13              2.06              --              --
   March 31, 2005                     27.66      (.17)           3.01              2.84              --              --
   March 31, 2004                     17.88      (.06)           9.84              9.78              --              --

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

# NET INVESTMENT INCOME PER SHARE INCLUDES $0.88 FOR INVESTOR CLASS, RESULTING FROM A SPECIAL DIVIDEND FROM PALM, INC. ON OCTOBER 25, 2007.

## NET INVESTMENT INCOME TO AVERAGE ASSETS INCLUDES 1.91% FOR INVESTOR CLASS, RESULTING FROM A SPECIAL DIVIDEND FROM PALM, INC. ON OCTOBER 25, 2007.

@     LESS THAN $.01 PER SHARE.

                                                                   PROSPECTUS 83

                                                                       RATIOS TO
                                                                 AVERAGE NET ASSETS:
                      NET         NET                    ------------------------------------                  NET ASSETS,
                   INCREASE      ASSET                                               NET                         END OF
                  (DECREASE)     VALUE,        TOTAL                              INVESTMENT     PORTFOLIO       PERIOD
   TOTAL         IN NET ASSET   END OF      INVESTMENT     TOTAL        NET        INCOME        TURNOVER       (000'S
DISTRIBUTIONS       VALUE       PERIOD        RETURN++    EXPENSES   EXPENSES      (LOSS)          RATE         OMITTED)
-------------    ------------  ---------   ------------  ---------   ---------    -----------   ----------    ------------
$   (.73)        $   4.10      $   27.29         20.91%       1.37%      1.37%        (0.10)%         188%    $     63,325
    (.41)            1.51          23.19          8.87%       1.36%      1.36%        (0.01)%         283%          75,204
    (.48)            4.56          21.68         29.60%       1.34%      1.34%         0.08%          415%          90,331
    (.01)            5.18          17.12         43.43%       1.33%      1.33%         0.40%          546%         111,762
    (.03)            3.14          11.94         36.12%       1.36%      1.36%         0.04%          913%          61,800

      --            10.57          58.04         22.27%       1.37%      1.37%        (0.77)%         193%          82,691
      --             2.42          47.47          5.37%       1.36%      1.36%        (0.80)%         196%          91,095
      --            14.93          45.05         49.57%       1.35%      1.35%        (0.81)%         324%         147,439
      --             8.38          30.12         38.55%       1.31%      1.31%        (0.85)%         501%          99,603
      --             4.37          21.74         25.16%       1.37%      1.37%        (0.96)%       1,009%          47,344

    (.22)           (4.07)         10.18        (27.26)%      1.38%      1.38%         1.25%          913%           4,640
    (.06)             .99          14.25          7.94%       1.34%      1.34%         1.03%          534%          22,658
    (.12)            1.86          13.26         17.42%       1.36%      1.34%         1.32%          821%          12,226
    (.08)             .31          11.40          3.46%       1.33%      1.33%         0.91%        1,005%           7,741
    (.04)            3.43          11.09         45.36%       1.36%      1.36%         0.94%        1,200%          34,423

      --            (1.00)         14.28         (6.54)%      1.37%      1.37%        (0.13)%         444%          22,062
      --              .74          15.28          5.09%       1.35%      1.35%         0.23%          545%          33,878
      --             1.83          14.54         14.40%       1.33%      1.33%        (0.35)%         568%          46,432
      --              .21          12.71          1.68%       1.34%      1.34%        (0.42)%         610%          35,500
      --             3.29          12.50         35.72%       1.36%      1.36%        (0.56)%       1,204%          19,801

    (.15)           (2.56)         38.55         (5.92)%      1.38%      1.38%         1.00%##        870%           4,365
      --              .89          41.11          2.21%       1.37%      1.37%        (1.09)%         864%           5,496
      --             7.93          40.22         24.56%       1.34%      1.34%        (1.10)%       1,371%          16,288
      --            (3.37)         32.29         (9.45)%      1.34%      1.34%        (1.23)%       1,947%           5,210
      --            15.23          35.66         74.55%       1.36%      1.36%        (1.31)%       1,340%          15,292

      --            (4.15)         31.72        (11.57)%      1.39%      1.39%         0.24%          646%           3,283
      --             3.31          35.87         10.17%       1.37%      1.37%        (0.01)%         675%           9,130
      --             2.06          32.56          6.75%       1.34%      1.34%        (0.25)%         734%          16,418
      --             2.84          30.50         10.27%       1.31%      1.31%        (0.57)%       1,046%          15,080
      --             9.78          27.66         54.70%       1.36%      1.36%        (0.31)%       1,870%          25,030

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

# NET INVESTMENT INCOME PER SHARE INCLUDES $0.88 FOR INVESTOR CLASS, RESULTING FROM A SPECIAL DIVIDEND FROM PALM, INC. ON OCTOBER 25, 2007.

## NET INVESTMENT INCOME TO AVERAGE ASSETS INCLUDES 1.91% FOR INVESTOR CLASS, RESULTING FROM A SPECIAL DIVIDEND FROM PALM, INC. ON OCTOBER 25, 2007.

@     LESS THAN $.01 PER SHARE.

84

                                                                           NET INCREASE
                                                        NET REALIZED        (DECREASE)
                              NET ASSET       NET            AND           IN NET ASSET     DISTRIBUTIONS    DISTRIBUTIONS
                                VALUE,    INVESTMENT     UNREALIZED      VALUE RESULTING      FROM NET         FROM NET
                              BEGINNING    INCOME      GAINS (LOSSES)          FROM          INVESTMENT        REALIZED
YEAR ENDED                    OF PERIOD    (LOSS)+     ON INVESTMENTS       OPERATIONS         INCOME           GAINS
---------------------------- -----------  -----------  ---------------   ---------------   ---------------  --------------
PRECIOUS METALS FUND INVESTOR CLASS
   MARCH 31, 2008            $   56.21    $  (.37)     $   14.05         $   13.68         $       --        $   --
   March 31, 2007                54.50       (.03)          1.74              1.71                 --            --
   March 31, 2006                35.64       (.07)         18.93             18.86                 --            --
   March 31, 2005                44.32       (.05)         (8.63)            (8.68)                --            --
   March 31, 2004                26.78       (.12)         17.67             17.55               (.01)           --
RETAILING FUND INVESTOR CLASS
   MARCH 31, 2008                14.47       (.04)         (2.89)            (2.93)                --            --
   March 31, 2007                13.48       (.06)          1.05               .99                 --            --
   March 31, 2006                12.30       (.08)          1.26              1.18                 --            --
   March 31, 2005                11.74       (.06)           .62               .56                 --            --
   March 31, 2004                 8.00       (.08)          3.82              3.74                 --            --
TECHNOLOGY FUND INVESTOR CLASS
   MARCH 31, 2008                12.53       (.10)          (.66)             (.76)                --            --
   March 31, 2007                12.35       (.11)           .29               .18                 --            --
   March 31, 2006                10.35       (.09)          2.12              2.03               (.03)           --
   March 31, 2005                11.40        .03          (1.08)            (1.05)                --            --
   March 31, 2004                 7.11       (.11)          4.40              4.29                 --            --
TELECOMMUNICATIONS FUND INVESTOR CLASS
   MARCH 31, 2008                19.02        .12          (2.08)            (1.96)              (.02)           --
   March 31, 2007                17.74        .16           1.23              1.39               (.11)           --
   March 31, 2006                14.33        .21           3.60              3.81               (.40)           --
   March 31, 2005                15.48        .09          (1.24)            (1.15)                --            --
   March 31, 2004                10.05         --@          5.48              5.48               (.05)           --
TRANSPORTATION FUND INVESTOR CLASS
   MARCH 31, 2008                29.16        .06          (4.01)            (3.95)                --            --
   March 31, 2007                28.30       (.14)          1.00               .86                 --            --
   March 31, 2006                22.42       (.09)          5.97              5.88                 --            --
   March 31, 2005                18.84       (.11)          3.69              3.58                 --            --
   March 31, 2004                15.03       (.06)          3.87              3.81                 --            --

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

@     LESS THAN $.01 PER SHARE.

                                                                   PROSPECTUS 85

                                                               RATIOS TO
                                                          AVERAGE NET ASSETS:
                      NET         NET                    ------------------------               NET ASSETS,
                   INCREASE      ASSET                                   NET                      END OF
                  (DECREASE)     VALUE,        TOTAL                  INVESTMENT   PORTFOLIO      PERIOD
   TOTAL         IN NET ASSET   END OF      INVESTMENT     TOTAL        INCOME     TURNOVER      (000'S
DISTRIBUTIONS       VALUE       PERIOD        RETURN++    EXPENSES      (LOSS)       RATE        OMITTED)
-------------    ------------  ---------   ------------  ---------    -----------  ---------   ------------

$      --        $   13.68     $  69.89       24.34%       1.27%       (0.58)%        203%     $ 149,805
       --             1.71        56.21        3.14%       1.26%       (0.05)%        259%       149,876
       --            18.86        54.50       52.92%       1.24%       (0.16)%        277%       213,017
       --            (8.68)       35.64      (19.58)%      1.23%       (0.12)%        358%       130,718
     (.01)           17.54        44.32       65.53%       1.26%       (0.32)%        550%       236,961

       --            (2.93)       11.54      (20.25)%      1.37%       (0.27)%      1,205%         3,152
       --              .99        14.47        7.34%       1.36%       (0.45)%        952%         4,033
       --             1.18        13.48        9.59%       1.33%       (0.60)%      1,163%         7,608
       --              .56        12.30        4.77%       1.33%       (0.54)%      1,505%         7,529
       --             3.74        11.74       46.75%       1.35%       (0.78)%      1,825%        11,738

       --             (.76)       11.77       (6.07)%      1.37%       (0.72)%        694%         9,916
       --              .18        12.53        1.46%       1.36%       (0.91)%        684%        14,274
     (.03)            2.00        12.35       19.65%       1.33%       (0.79)%        666%        21,182
       --            (1.05)       10.35       (9.21)%      1.31%        0.33%       1,304%        13,346
       --             4.29        11.40       60.34%       1.36%       (1.07)%      1,853%        17,114

     (.02)           (1.98)       17.04      (10.32)%      1.37%        0.58%         528%        11,134
     (.11)            1.28        19.02        7.87%       1.37%        0.89%         430%        16,699
     (.40)            3.41        17.74       26.96%       1.38%        1.30%         820%        56,695
       --            (1.15)       14.33       (7.43)%      1.35%        0.60%       1,142%         6,003
     (.05)            5.43        15.48       54.59%       1.37%        0.01%       1,506%        14,406

       --            (3.95)       25.21      (13.55)%      1.36%        0.22%         952%        17,420
       --              .86        29.16        3.04%       1.36%       (0.48)%        686%         6,635
       --             5.88        28.30       26.23%       1.37%       (0.36)%        669%        48,580
       --             3.58        22.42       19.00%       1.32%       (0.51)%        929%         7,890
       --             3.81        18.84       25.35%       1.36%       (0.34)%      1,624%         3,792

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

@     LESS THAN $.01 PER SHARE.

86

                                                                            NET INCREASE
                                                                            (DECREASE)
                                                            NET REALIZED    IN NET ASSET
                                  NET ASSET                     AND            VALUE        DISTRIBUTIONS    DISTRIBUTIONS
                                   VALUE,        NET        UNREALIZED       RESULTING         FROM NET         FROM NET
                                  BEGINNING   INVESTMENT   GAINS (LOSSES)      FROM           INVESTMENT        REALIZED
YEAR ENDED                       OF PERIOD      INCOME     ON INVESTMENTS    OPERATIONS         INCOME           GAINS
------------------------------  -----------   ----------  ---------------  -------------   --------------    -------------
UTILITIES FUND INVESTOR CLASS
   MARCH 31, 2008               $   31.89     $   .51     $    (2.31)      $     (1.80)    $     (.80)       $       --
   March 31, 2007                   24.90         .52           6.83              7.35           (.36)               --
   March 31, 2006                   23.62         .51           1.21              1.72           (.44)               --
   March 31, 2005                   20.57         .53           2.82              3.35           (.30)               --
   March 31, 2004                   16.38         .45           4.71              5.16           (.97)               --
U.S. GOVERNMENT MONEY MARKET FUND INVESTOR CLASS
   MARCH 31, 2008                    1.00         .04             --               .04           (.04)               --
   March 31, 2007                    1.00         .04             --               .04           (.04)               --
   March 31, 2006                    1.00         .03             --               .03           (.03)               --
   March 31, 2005                    1.00         .01             --               .01           (.01)               --
   March 31, 2004                    1.00          --@            --                --@           (--)@              --

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

@     LESS THAN $.01 PER SHARE.

                                                                   PROSPECTUS 87

                                                                       RATIOS TO
                                                                 AVERAGE NET ASSETS:
                      NET         NET                    ------------------------------------                  NET ASSETS,
                   INCREASE      ASSET                                               NET                         END OF
                  (DECREASE)     VALUE,        TOTAL                              INVESTMENT     PORTFOLIO       PERIOD
   TOTAL         IN NET ASSET   END OF      INVESTMENT     TOTAL        NET        INCOME        TURNOVER       (000'S
DISTRIBUTIONS       VALUE       PERIOD        RETURN++    EXPENSES   EXPENSES      (LOSS)          RATE         OMITTED)
-------------    ------------  ---------   ------------  ---------   ---------    -----------   ----------    -------------
$   (.80)        $  (2.60)     $  29.29        (5.88)%     1.39%       1.39%        1.57%           375%      $    11,242
    (.36)            6.99         31.89        29.64%      1.37%       1.37%        1.86%           557%           84,150
    (.44)            1.28         24.90         7.25%      1.33%       1.33%        1.99%           728%           11,717
    (.30)            3.05         23.62        16.35%      1.33%       1.33%        2.46%         1,124%           17,861
    (.97)            4.19         20.57        32.11%      1.35%       1.35%        2.50%         1,609%           19,170

    (.04)              --          1.00         3.76%      0.93%       0.93%        3.71%            --           978,584
    (.04)              --          1.00         4.26%      0.92%       0.92%        4.20%            --           982,347
    (.03)              --          1.00         2.79%      0.88%       0.88%        2.74%            --           975,088
    (.01)              --          1.00         0.82%      0.87%       0.87%        0.81%            --         1,196,009
     (--)@             --          1.00         0.18%      0.90%       0.90%        0.18%            --         1,057,062

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

@     LESS THAN $.01 PER SHARE.

88


ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED AUGUST 1, 2008. THE SAI HAS BEEN FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE U.S. SECURITIES AND EXCHANGE COMMISSION MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE U.S. SECURITIES AND EXCHANGE COMMISSION PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE U.S. SECURITIES AND EXCHANGE COMMISSION BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO:
U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE U.S. SECURITIES AND EXCHANGE COMMISSION AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.


YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUNDS OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S U.S. SECURITIES AND EXCHANGE COMMISSION REGISTRATION NUMBER IS 811-07584.

                                                                   PROSPECTUS 89

THIS PAGE INTENTIONALLY LEFT BLANK.

[RYDEXINVESTMENTS LOGO]

    9601 Blackwell Road - Suite 500 - Rockville, MD 20850
    800.820.0888 - www.rydexinvestments.com

    RMFH-1-0808x0809

                                                              RYDEX SERIES FUNDS

                                  ADVISOR CLASS SHARES PROSPECTUS AUGUST 1, 2008

                                                                    SECTOR FUNDS
                                         BANKING                        INTERNET
                                 BASIC MATERIALS                         LEISURE
                                   BIOTECHNOLOGY                 PRECIOUS METALS
                               CONSUMER PRODUCTS                       RETAILING
                                     ELECTRONICS                      TECHNOLOGY
                                          ENERGY              TELECOMMUNICATIONS
                                 ENERGY SERVICES                  TRANSPORTATION
                              FINANCIAL SERVICES                       UTILITIES
                                     HEALTH CARE

                                                               MONEY MARKET FUND
                                                    U.S. GOVERNMENT MONEY MARKET

                                                         [RYDEXINVESTMENTS LOGO]

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


SECTOR FUNDS
   BANKING FUND...............................................................    2
   BASIC MATERIALS FUND.......................................................    3
   BIOTECHNOLOGY FUND.........................................................    4
   CONSUMER PRODUCTS FUND.....................................................    5
   ELECTRONICS FUND...........................................................    6
   ENERGY FUND................................................................    7
   ENERGY SERVICES FUND.......................................................    8
   FINANCIAL SERVICES FUND....................................................    9
   HEALTH CARE FUND...........................................................   10
   INTERNET FUND..............................................................   11
   LEISURE FUND...............................................................   12
   PRECIOUS METALS FUND.......................................................   13
   RETAILING FUND.............................................................   14
   TECHNOLOGY FUND............................................................   15
   TELECOMMUNICATIONS FUND....................................................   16
   TRANSPORTATION FUND........................................................   17
   UTILITIES FUND.............................................................   18
MONEY MARKET FUND
   U.S. Government Money Market Fund..........................................   19
PRINCIPAL RISKS OF INVESTING IN THE FUNDS.....................................   20
DESCRIPTIONS OF PRINCIPAL RISKS...............................................   23
FUND PERFORMANCE..............................................................   33
FUND FEES AND EXPENSES........................................................   52
MORE INFORMATION ABOUT THE FUNDS..............................................   55
SHAREHOLDER INFORMATION.......................................................   56
TRANSACTION INFORMATION.......................................................   57
BUYING FUND SHARES............................................................   60
SELLING FUND SHARES...........................................................   64
EXCHANGING FUND SHARES........................................................   66
RYDEX ACCOUNT POLICIES........................................................   68
DISTRIBUTION AND SHAREHOLDER SERVICES.........................................   72
DIVIDENDS AND DISTRIBUTIONS...................................................   73
TAX INFORMATION...............................................................   73
MANAGEMENT OF THE FUNDS.......................................................   75
FINANCIAL HIGHLIGHTS..........................................................   80
ADDITIONAL INFORMATION........................................................   86

                                                                    PROSPECTUS 1

                               RYDEX SERIES FUNDS
                              ADVISOR CLASS SHARES

           9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 - 301.296.5100 - WWW.RYDEXINVESTMENTS.COM

SECTOR FUNDS
MONEY MARKET FUND


Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds). This Prospectus describes the following funds (the "Funds"), which are grouped into the following categories:


SECTOR FUNDS - Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund and Utilities Fund

MONEY MARKET FUND - U.S. Government Money Market Fund


The Funds are advised by PADCO Advisors, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor").

Advisor Class Shares of the Funds are sold principally to clients of professional money managers ("financial intermediaries") and to investors who take part in certain asset allocation investment programs. Investors may exchange shares of the Funds through their financial intermediary or directly through the Rydex web site - www.rydexinvestments.com - or over the phone.


RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

   -  MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

   -  ARE NOT FEDERALLY INSURED

   -  ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

   -  ARE NOT BANK DEPOSITS

   -  ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

2

BANKING FUND

ADVISOR CLASS (RYKAX)

FUND OBJECTIVE


The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Banking Fund invests substantially all (at least 80%) of its net assets in equity securities of Banking Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Banking Companies that have small to mid-sized capitalizations. Banking Companies are engaged in accepting deposits and making commercial and consumer loans and include state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve System. The Fund may also purchase American Depositary Receipts and U.S. Government securities. Under U.S. Securities and Exchange Commission regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities. The Fund invests in the securities of a limited number of issuers conducting business in the banking sector and therefore may be concentrated in an industry or group of industries within the banking sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Banking Fund is subject to a number of risks that may affect the value of its shares, including:


   -      Active Trading Risk

   -      Banking Sector Concentration Risk

   -      Depositary Receipt Risk

   -      Derivatives Risk

   -      Early Closing Risk

   -      Foreign Issuer Exposure Risk

   -      Market Risk

   -      Non-Diversification Risk

   -      Small-Capitalization and Mid-Capitalization Securities Risk

   -      Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                                                    PROSPECTUS 3

BASIC MATERIALS FUND

ADVISOR CLASS (RYBAX)

FUND OBJECTIVE


The Basic Materials Fund seeks to provide capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Basic Materials Fund invests substantially all (at least 80%) of its net assets in equity securities of Basic Materials Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Basic Materials Companies that have small to mid-sized capitalizations. Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production and transportation of metals, textiles, and wood products. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the basic materials sector and therefore may be concentrated in an industry or group of industries within the basic materials sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Basic Materials Fund is subject to a number of risks that may affect the value of its shares, including:


   -      Active Trading Risk

   -      Basic Materials Sector Concentration Risk

   -      Depositary Receipt Risk

   -      Derivatives Risk

   -      Early Closing Risk

   -      Foreign Issuer Exposure Risk

   -      Market Risk

   -      Non-Diversification Risk

   -      Small-Capitalization and Mid-Capitalization Securities Risk

   -      Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

4

BIOTECHNOLOGY FUND

ADVISOR CLASS (RYOAX)

FUND OBJECTIVE


The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services ("Biotechnology Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Biotechnology Fund invests substantially all (at least 80%) of its net assets in equity securities of Biotechnology Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Biotechnology Companies that have small to mid-sized capitalizations. Biotechnology Companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the biotechnology sector and therefore may be concentrated in an industry or group of industries within the biotechnology sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Biotechnology Fund is subject to a number of risks that may affect the value of its shares, including:


   -      Active Trading Risk

   -      Biotechnology Sector Concentration Risk

   -      Depositary Receipt Risk

   -      Derivatives Risk

   -      Early Closing Risk

   -      Foreign Issuer Exposure Risk

   -      Market Risk

   -      Non-Diversification Risk

   -      Small-Capitalization and Mid-Capitalization Securities Risk

   -      Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                                                    PROSPECTUS 5

CONSUMER PRODUCTS

ADVISOR CLASS (RYCAX)

FUND OBJECTIVE


The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Consumer Products Fund invests substantially all (at least 80%) of its net assets in equity securities of Consumer Products Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Consumer Products Companies that have small to mid-sized capitalizations. Consumer Products Companies include companies that manufacture, wholesale or retail food, staple retail products and non-durable goods such as beverages, tobacco, household and personal care products. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the consumer products sector and therefore may be concentrated in an industry or group of industries within the consumer products sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Consumer Products Fund is subject to a number of risks that may affect the value of its shares, including:


   -      Active Trading Risk

   -      Consumer Products Sector Concentration Risk

   -      Depositary Receipt Risk

   -      Derivatives Risk

   -      Early Closing Risk

   -      Foreign Issuer Exposure Risk

   -      Market Risk

   -      Non-Diversification Risk

   -      Small-Capitalization and Mid-Capitalization Securities Risk

   -      Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

6

ELECTRONICS FUND

ADVISOR CLASS (RYSAX)

FUND OBJECTIVE


The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices ("Electronics Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Electronics Fund invests substantially all (at least 80%) of its net assets in equity securities of Electronics Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Electronics Companies that have small to mid-sized capitalizations. Electronics Companies include companies involved in the manufacture and development of semiconductors, connectors, printed circuit boards and other components; equipment vendors to electronic component manufacturers; electronic component distributors; electronic instruments and electronic systems vendors; and also include companies involved in all aspects of the electronics business and in new technologies or specialty areas. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the electronics sector and therefore may be concentrated in an industry or group of industries within the electronics sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS


The Electronics Fund is subject to a number of risks that may affect the value of its shares, including:

   -      Active Trading Risk

   -      Depositary Receipt Risk

   -      Derivatives Risk

   -      Early Closing Risk

   -      Electronics Sector Concentration Risk

   -      Foreign Issuer Exposure Risk

   -      Market Risk

   -      Non-Diversification Risk

   -      Small-Capitalization and Mid-Capitalization Securities Risk

   -      Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                                                    PROSPECTUS 7

ENERGY FUND

ADVISOR CLASS (RYEAX)

FUND OBJECTIVE


The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Energy Fund invests substantially all (at least 80%) of its net assets in equity securities of Energy Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Energy Companies that have small to mid-sized capitalizations. Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the energy sector and therefore may be concentrated in an industry or group of industries within the energy sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Energy Fund is subject to a number of risks that may affect the value of its shares, including:


     -      Active Trading Risk

     -      Depositary Receipt Risk

     -      Derivatives Risk

     -      Early Closing Risk

     -      Energy Sector Concentration Risk

     -      Foreign Issuer Exposure Risk

     -      Market Risk

     -      Non-Diversification Risk

     -      Small-Capitalization and Mid-Capitalization Securities Risk

     -      Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

8

ENERGY SERVICES FUND

ADVISOR CLASS (RYVAX)

FUND OBJECTIVE


The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Energy Services Fund invests substantially all (at least 80%) of its net assets in equity securities of Energy Services Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Energy Services Companies that have small to mid-sized capitalizations. Energy Services Companies are engaged in one or more businesses in the energy services field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal; companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the energy services sector and therefore may be concentrated in an industry or group of industries within the energy services sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Energy Services Fund is subject to a number of risks that may affect the value of its shares, including:


    -      Active Trading Risk

    -      Depositary Receipt Risk

    -      Derivatives Risk

    -      Early Closing Risk

    -      Energy Services Sector Concentration Risk

    -      Foreign Issuer Exposure Risk

    -      Market Risk

    -      Non-Diversification Risk

    -      Small-Capitalization and Mid-Capitalization Securities Risk

    -      Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                                                    PROSPECTUS 9

FINANCIAL SERVICES FUND

ADVISOR CLASS (RYFAX)

FUND OBJECTIVE


The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector ("Financial Services Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Financial Services Fund invests substantially all (at least 80%) of its net assets in equity securities of Financial Services Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Financial Services Companies that have small to mid-sized capitalizations. Financial Service Companies include commercial banks, savings and loan associations, insurance companies, brokerage companies and real-estate investment trusts. The Fund may also purchase American Depositary Receipts and U.S. Government securities. Under U.S. Securities and Exchange Commission regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities. The Fund invests in the securities of a limited number of issuers conducting business in the financial services sector and therefore may be concentrated in an industry or group of industries within the financial services sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Financial Services Fund is subject to a number of risks that may affect the value of its shares, including:


    -      Active Trading Risk

    -      Depositary Receipt Risk

    -      Derivatives Risk

    -      Early Closing Risk

    -      Financial Services Sector Concentration Risk

    -      Foreign Issuer Exposure Risk

    -      Market Risk

    -      Non-Diversification Risk

    -      Small-Capitalization and Mid-Capitalization Securities Risk

    -      Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

10

HEALTH CARE FUND

ADVISOR CLASS (RYHAX)

FUND OBJECTIVE


The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Health Care Fund invests substantially all (at least 80%) of its net assets in equity securities of Health Care Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Health Care Companies that have small to mid-sized capitalizations. Health Care Companies include pharmaceutical companies, companies involved in the research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the health care sector and therefore may be concentrated in an industry or group of industries within the health care sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Health Care Fund is subject to a number of risks that may affect the value of its shares, including:


    -      Active Trading Risk

    -      Depositary Receipt Risk

    -      Derivatives Risk

    -      Early Closing Risk

    -      Foreign Issuer Exposure Risk

    -      Health Care Sector Concentration Risk

    -      Market Risk

    -      Non-Diversification Risk

    -      Small-Capitalization and Mid-Capitalization Securities Risk

    -      Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                                                   PROSPECTUS 11

INTERNET FUND

ADVISOR CLASS (RYIAX)

FUND OBJECTIVE


The Internet Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet ("Internet Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Internet Fund invests substantially all (at least 80%) of its net assets in equity securities of Internet Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Internet Companies that have small to mid-sized capitalizations. Internet Companies are involved in all aspects of research, design development, manufacturing or distribution of products or services for use with the Internet or Internet related businesses. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware, software or support that impacts Internet commerce; or provide Internet access to consumers and businesses. Internet companies may also include companies that provide Intranet and Extranet services. The Fund will maintain broad representation of the various industries in the Internet sector. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the internet sector and therefore may be concentrated in an industry or group of industries within the internet sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Internet Fund is subject to a number of risks that may affect the value of its shares, including:


    -    Active Trading Risk

    -    Depositary Receipt Risk

    -    Derivatives Risk

    -    Early Closing Risk

    -    Foreign Issuer Exposure Risk

    -    Internet Sector Concentration Risk

    -    Market Risk

    -    Non-Diversification Risk

    -    Small-Capitalization and Mid-Capitalization Securities Risk

    -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

12

LEISURE FUND

ADVISOR CLASS (RYLAX)

FUND OBJECTIVE


The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses ("Leisure Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Leisure Fund invests substantially all (at least 80%) of its net assets in equity securities of Leisure Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Leisure Companies that have small to mid-sized capitalizations. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies include hotels and resorts, restaurants, casinos, radio and television broadcasting and advertising companies, motion picture production companies, entertainment software companies, toys and sporting goods manufacturers, musical recording companies, alcohol and tobacco companies, and publishing companies. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the leisure sector and therefore may be concentrated in an industry or group of industries within the leisure sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Leisure Fund is subject to a number of risks that may affect the value of its shares, including:


    -    Active Trading Risk

    -    Depositary Receipt Risk

    -    Derivatives Risk

    -    Early Closing Risk

    -    Foreign Issuer Exposure Risk

    -    Leisure Sector Concentration Risk

    -    Market Risk

    -    Non-Diversification Risk

    -    Small-Capitalization and Mid-Capitalization Securities Risk

    -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                                                   PROSPECTUS 13

PRECIOUS METALS FUND

ADVISOR CLASS (RYMPX)

FUND OBJECTIVE


The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services ("Precious Metals Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Precious Metals Fund invests substantially all (at least 80%) of its net assets in equity securities of Precious Metals Companies that are traded in the United States and foreign countries and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Precious Metals Companies that have small to mid-sized capitalizations. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the precious metals sector and therefore may be concentrated in an industry or group of industries within the precious metals sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Precious Metals Fund is subject to a number of risks that may affect the value of its shares, including:


-    Active Trading Risk

-    Depositary Receipt Risk

-    Derivatives Risk

-    Early Closing Risk

-    Foreign Issuer Exposure Risk

-    Market Risk

-    Non-Diversification Risk

-    Precious Metals Sector Concentration Risk

-    Small-Capitalization and Mid-Capitalization Securities Risk

-    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

14

RETAILING FUND

ADVISOR CLASS (RYRAX)

FUND OBJECTIVE


The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers ("Retailing Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Retailing Fund invests substantially all (at least 80%) of its net assets in equity securities of Retailing Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Retailing Companies that have small to mid-sized capitalizations. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the retailing sector and therefore may be concentrated in an industry or group of industries within the retailing sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Retailing Fund is subject to a number of risks that may affect the value of its shares, including:


    -    Active Trading Risk

    -    Depositary Receipt Risk

    -    Derivatives Risk

    -    Early Closing Risk

    -    Foreign Issuer Exposure Risk

    -    Market Risk

    -    Non-Diversification Risk

    -    Retailing Sector Concentration Risk

    -    Small-Capitalization and Mid-Capitalization Securities Risk

    -    Trading Halt Risk


Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                                                   PROSPECTUS 15

TECHNOLOGY FUND

ADVISOR CLASS (RYTAX)

FUND OBJECTIVE


The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Technology Fund invests substantially all (at least 80%) of its net assets in equity securities of Technology Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Technology Companies that have small to mid-sized capitalizations. Technology Companies are companies that the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics and communications sectors. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the technology sector and therefore may be concentrated in an industry or group of industries within the technology sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Technology Fund is subject to a number of risks that may affect the value of its shares, including:


    -    Active Trading Risk

    -    Depositary Receipt Risk

    -    Derivatives Risk

    -    Early Closing Risk

    -    Foreign Issuer Exposure Risk

    -    Market Risk

    -    Non-Diversification Risk

    -    Small-Capitalization and Mid-Capitalization Securities Risk

    -    Technology Sector Concentration Risk

    -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

16

TELECOMMUNICATIONS FUND

ADVISOR CLASS (RYMAX)

FUND OBJECTIVE


The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment ("Telecommunications Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Telecommunications Fund invests substantially all (at least 80%) of its net assets in equity securities of Telecommunications Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Telecommunications Companies that have small to mid-sized capitalizations. Telecommunications Companies include traditional and wireless telephone services or equipment providers, Internet equipment and service providers, and fiber-optics. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the telecommunications sector and therefore may be concentrated in an industry or group of industries within the telecommunications sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS


The Telecommunications Fund is subject to a number of risks that may affect the value of its shares, including:

    -    Active Trading Risk

    -    Depositary Receipt Risk

    -    Derivatives Risk

    -    Early Closing Risk

    -    Foreign Issuer Exposure Risk

    -    Market Risk

    -    Non-Diversification Risk

    -    Small-Capitalization and Mid-Capitalization Securities Risk

    -    Telecommunications Sector Concentration Risk

    -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                                                   PROSPECTUS 17

TRANSPORTATION FUND

ADVISOR CLASS (RYPAX)

FUND OBJECTIVE


The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Transportation Fund invests substantially all (at least 80%) of its net assets in equity securities of Transportation Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Transportation Companies that have small to mid-sized capitalizations. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers; parts suppliers; and companies involved in leasing, maintenance, and transportation-related services. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the transportation sector and therefore may be concentrated in an industry or group of industries within the transportation sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

The Transportation Fund is subject to a number of risks that may affect the value of its shares, including:


    -    Active Trading Risk

    -    Depositary Receipt Risk

    -    Derivatives Risk

    -    Early Closing Risk

    -    Foreign Issuer Exposure Risk

    -    Market Risk

    -    Non-Diversification Risk

    -    Small-Capitalization and Mid-Capitalization Securities Risk

    -    Trading Halt Risk

    -    Transportation Sector Concentration Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

18

UTILITIES FUND

ADVISOR CLASS (RYAUX)

FUND OBJECTIVE


The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Utilities Fund invests substantially all (at least 80%) of its net assets in equity securities of Utilities Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Utilities Companies that have small to mid-sized capitalizations. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the utilities sector and therefore may be concentrated in an industry or group of industries within the utilities sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Utilities Fund is subject to a number of risks that may affect the value of its shares, including:


    -    Active Trading Risk

    -    Depositary Receipt Risk

    -    Derivatives Risk

    -    Early Closing Risk

    -    Foreign Issuer Exposure Risk

    -    Market Risk

    -    Non-Diversification Risk

    -    Small-Capitalization and Mid-Capitalization Securities Risk

    -    Trading Halt Risk

    -    Utilities Sector Concentration Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                                                   PROSPECTUS 19

U.S. GOVERNMENT MONEY MARKET FUND

ADVISOR CLASS (RYDXX)

FUND OBJECTIVE

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PRINCIPAL INVESTMENT STRATEGY

The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund may also invest in Eurodollar Time Deposits. The Fund operates under U.S. Securities and Exchange Commission rules, which impose certain liquidity, maturity, and diversification requirements on all money market funds. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

PRINCIPAL RISKS

The U.S. Government Money Market Fund is subject to a number of risks that may affect the value of its shares, including:

    - Interest Rate Risk

    - Stable Price Per Share Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

20

PRINCIPAL RISKS OF INVESTING IN THE FUNDS


As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.

                                                               BASIC         BIOTECH-        CONSUMER
                                               BANKING       MATERIALS        NOLOGY         PRODUCTS    ELECTRONICS      ENERGY
                                                 FUND          FUND            FUND            FUND          FUND          FUND
                                               -------       ---------       -------         --------    ------------     -------
Active Trading Risk                               X              X               X              X             X             X

Depositary Receipt Risk                           X              X               X              X             X             X

Derivatives Risk                                  X              X               X              X             X             X

Early Closing Risk                                X              X               X              X             X             X

Foreign Issuer Exposure Risk                      X              X               X              X             X             X

Interest Rate Risk

Market Risk                                       X              X               X              X             X             X

Non-Diversification Risk                          X              X               X              X             X             X

Sector Concentration Risk (for each Fund'
specific Sector Concentration Risk see            X              X               X              X             X             X
"Descriptions of Principal Risks" below)

Small-Capitalization and                          X              X               X              X             X             X
Mid-Capitalization Securities Risk

Stable Price Per Share Risk

Trading Halt Risk                                 X              X               X              X             X             X

                                                                   PROSPECTUS 21

                                                ENERGY       FINANCIAL        HEALTH                                    PRECIOUS
                                               SERVICES       SERVICES         CARE          INTERNET      LEISURE       METALS
                                                 FUND           FUND           FUND            FUND         FUND          FUND
                                               -------       ---------       -------         --------      -------      --------
Active Trading Risk                                X             X               X              X             X            X

Depositary Receipt Risk                            X             X               X              X             X            X

Derivatives Risk                                   X             X               X              X             X            X

Early Closing Risk                                 X             X               X              X             X            X

Foreign Issuer Exposure Risk                       X             X               X              X             X            X

Interest Rate Risk

Market Risk                                        X             X               X              X             X            X

Non-Diversification Risk                           X             X               X              X             X            X

Sector Concentration Risk (for each Fund's
specific Sector Concentration Risk see             X             X               X              X             X            X
"Descriptions of Principal Risks" below)

Small-Capitalization and
Mid-Capitalization Securities Risk                 X             X               X              X             X            X

Stable Price Per Share Risk

Trading Halt Risk                                  X             X               X              X             X            X

22

                                                                                                                           U.S.
                                                                             TELECOM-       TRANSPOR-                   GOVERNMENT
                                               RETAILING    TECHNOLOGY     MUNICATIONS       TATION       UTILITIES    MONEY MARKET
                                                 FUND          FUND            FUND           FUND          FUND           FUND
                                               ---------    ----------     -----------      ---------     ---------    ------------
Active Trading Risk                                X             X              X               X             X

Depositary Receipt Risk                            X             X              X               X             X

Derivatives Risk                                   X             X              X               X             X

Early Closing Risk                                 X             X              X               X             X

Foreign Issuer Exposure Risk                       X             X              X               X             X

Interest Rate Risk                                                                                                          X

Market Risk                                        X             X              X               X             X

Non-Diversification Risk                           X             X              X               X             X

Sector Concentration Risk (for each
Fund's specific Sector Concentration
Risk see "Descriptions of Principal
Risks" below)                                      X             X              X               X             X

Small-Capitalization and
Mid-Capitalization Securities Risk                 X             X              X               X             X

Stable Price Per Share Risk                                                                                                 X

Trading Halt Risk                                  X             X              X               X             X

                                                                   PROSPECTUS 23

DESCRIPTIONS OF PRINCIPAL RISKS


ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts or ADRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the NYSE. The Fund will primarily invest in sponsored ADRs, which are issued with the support of the issuer of the foreign stock underlying the ADRs and which carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.


DERIVATIVES RISK - The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective.

24

The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.


      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.


      The risks associated with the Fund's use of futures and options contracts include:

      - The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

      - There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

      - Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

      - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

                                                                   PROSPECTUS 25

      - Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.


EARLY CLOSING RISK - The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.


INTEREST RATE RISK - Interest Rate Risk involves the potential for decline in the Fund's yield (the rate of dividends the Fund pays) in the event of declining interest rates.


MARKET RISK - The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities indices. Investments in securities and other financial

26

instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and other financial instruments may fluctuate drastically from day to day.

NON-DIVERSIFICATION RISK - To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.


SECTOR CONCENTRATION RISK - The Sector Concentration Risk applicable to each Fund is as follows:

      BANKING SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the banking sector that the Banking Fund purchases will underperform the market as a whole. To the extent that the Banking Fund's investments are concentrated in Banking Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Banking Companies. The prices of the securities of Banking Companies may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded Banking Companies, and general economic conditions that could create exposure to credit losses.


      BASIC MATERIALS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the basic materials sector that the Basic Materials Fund purchases will underperform the market as a whole. To the extent that the Basic Materials Fund's investments are concentrated in issuers conducting business in the basic materials sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Basic Materials Companies may fluctuate widely due to the level and volatility of commodity

                                                                   PROSPECTUS 27

prices, the exchange value of the U.S. Dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

BIOTECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the biotechnology sector that the Biotechnology Fund purchases will underperform the market as a whole. To the extent that the Biotechnology Fund's investments are concentrated in issuers conducting business in the biotechnology sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Biotechnology Companies may fluctuate widely due to patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

CONSUMER PRODUCTS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the consumer products sector that the Consumer Products Fund purchases will underperform the market as a whole. To the extent that the Consumer Product Fund's investments are concentrated in issuers conducting business in the consumer products sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The performance of Consumer Products Companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

ELECTRONICS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the electronics sector that the Electronics Fund purchases will underperform the market as a whole. To the extent that the Electronics Fund's investments are concentrated in issuers conducting business in the electronics sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Electronics Companies may fluctuate widely due to risks of rapid obsolescence of products, intense competition, the economic performance of their customers, high technology and research costs, and may face competition from subsidized foreign competitors with lower production costs.

ENERGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the energy sector that the Energy Fund purchases will underperform the

28

market as a whole. To the extent that the Energy Fund's investments are concentrated in issuers conducting business in the energy sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Companies may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

ENERGY SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the energy services sector that the Energy Services Fund purchases will underperform the market as a whole. To the extent that the Energy Services Fund's investments are concentrated in issuers conducting business in the energy services sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Services Companies may fluctuate widely due to the supply and demand both for their specific products or services and for energy products in general, the price of oil and gas, exploration and production spending, governmental regulation and environmental issues, and world events and economic conditions generally affecting energy supply companies.


FINANCIAL SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the financial services sector that the Financial Services Fund purchases will underperform the market as a whole. To the extent that the Financial Services Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial Services Companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.


HEALTH CARE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the health care sector that the Health Care Fund purchases will underperform the market as a whole. To the extent that the Health Care Fund's investments are concentrated in issuers conducting business in the health care sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies may

                                                                   PROSPECTUS 29

fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

INTERNET SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the Internet sector that the Internet Fund purchases will underperform the market as a whole. To the extent that the Internet Fund's investments are concentrated in issuers conducting business in the Internet sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Internet Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing their products to market and rapid obsolescence of products.

LEISURE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the leisure sector that the Leisure Fund purchases will underperform the market as a whole. To the extent that the Leisure Fund's investments are concentrated in issuers conducting business in the leisure sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Securities of Leisure Companies may be considered speculative, and generally exhibit greater volatility than the overall market. The prices of the securities of Leisure Companies may fluctuate widely due to unpredictable earnings, due in part to changing consumer tastes and intense competition, strong reaction to technological developments and to the threat of increased government regulation, particularly in the gaming arena.

PRECIOUS METALS SECTOR CONCENTRATION RISK - The risk that the relatively few securities of issuers in the mining industry that the Precious Metals Fund purchases will underperform the market as a whole. To the extent that the Precious Metals Fund's investments are concentrated in issuers conducting business in the precious metals sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry, as well as to the volatility of global prices for precious metals. The prices of precious metals and securities of Precious Metals Companies may fluctuate widely due to changes in inflation or inflation expectations, currency fluctuations, speculation, worldwide demand and political developments in precious metals producing countries.

30

RETAILING SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the retailing sector that the Retailing Fund purchases will underperform the market as a whole. To the extent that the Retailing Fund's investments are concentrated in issuers conducting business in the retailing sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Retailing Companies may fluctuate widely due to consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a Retailing Company's success is often tied to its ability to anticipate and react to changing consumer tastes. Many Retailing Companies are thinly capitalized, and are dependent upon a relatively few number of business days to achieve their overall results.

TECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the technology sector that the Technology Fund purchases will underperform the market as a whole. To the extent that the Technology Fund's investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Technology Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

TELECOMMUNICATIONS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the telecommunications sector that the Telecommunications Fund purchases will underperform the market as a whole. To the extent that the Telecommunications Fund's investments are concentrated in issuers conducting business in the telecommunications sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Telecommunications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Telecommunications Companies in their primary markets.

                                                                   PROSPECTUS 31

   TRANSPORTATION SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the transportation sector that the Transportation Fund purchases will underperform the market as a whole. To the extent that the Transportation Fund's investments are concentrated in issuers conducting business in the transportation sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Transportation Companies may fluctuate widely due to their cyclical nature, occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures.

   UTILITIES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the utilities sector that the Utilities Fund purchases will underperform the market as a whole. To the extent that the Utilities Fund's investments are concentrated in issuers conducting business in the utilities sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Utilities Companies may fluctuate widely due to government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources or pollution control.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with larger capitalizations, securities of small-capitalization and medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. Small-capitalization and medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.


STABLE PRICE PER SHARE RISK - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS

32

POSSIBLE TO LOSE MONEY. THE FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.


TRADING HALT RISK - The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair value" method to price its outstanding contracts or securities.

                                                                   PROSPECTUS 33

FUND PERFORMANCE

The following bar charts show the performance of the Advisor Class Shares of the Funds from year to year. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of the Advisor Class Shares of the Funds as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. The after-tax returns are calculated using the highest historical federal income and capital gains tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Returns After Taxes on Distributions assume a continued investment in a Fund and show the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other classes of shares will differ from those shown below. Of course, this past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.

34


BANKING FUND

  THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -29.95%.

                                  [BAR GRAPH]

Year                                     Quarter Return
----                                     --------------
1999                                          -19.12%
2000                                           15.30%
2001                                           -2.77%
2002                                           -2.80%
2003                                           31.32%
2004                                           13.35%
2005                                           -3.88%
2006                                            9.76%
2007                                          -27.77%

Highest Quarter Return                                   Lowest Quarter Return
(quarter ended 9/30/2000) 21.95%             (quarter ended 9/30/1999) -18.44%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                        Since Inception
       ADVISOR CLASS SHARES             Past 1 Year    Past 5 Years        (4/1/1998)
-----------------------------------     -----------    ------------     ---------------
Return Before Taxes                       -27.77%         2.55%              -1.20%
Return After Taxes on Distributions       -28.07%         2.07%              -1.70%
Return After Taxes on Distributions
  and Sale of Fund Shares                 -18.04%         1.94%              -1.29%
S&P 500 Index (1)                           5.49%        12.83%               4.59%

(1) THE S&P 500 (R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 35

BASIC MATERIALS FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS 5.68%.

                                  [BAR GRAPH]

Year                                     Quarter Return
----                                     --------------
1999                                           21.69%
2000                                          -21.10%
2001                                           -0.99%
2002                                          -14.06%
2003                                           32.20%
2004                                           19.95%
2005                                            3.16%
2006                                           21.50%
2007                                           34.08%

Highest Quarter Return                                  Lowest Quarter Return
(quarter ended 12/31/2000) 24.25%           (quarter ended 9/30/2002) -24.02%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                         Since Inception
         ADVISOR CLASS SHARES            Past 1 Year    Past 5 Years       (4/14/1998)
---------------------------------------  -----------    ------------     ---------------
Return Before Taxes                           34.08%         21.66%             5.00%
Return After Taxes on Distributions           34.00%         21.47%             4.86%
Return After Taxes on Distributions and
   Sale of Fund Shares                        22.15%         19.15%             4.27%
S&P 500 Index (1)                              5.49%         12.83%             4.53%

(1) THE S&P 500 (R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

36

BIOTECHNOLOGY FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -4.62%.

                                  [BAR GRAPH]

Year                                     Quarter Return
----                                     --------------
1999                                          95.52%
2000                                          28.00%
2001                                         -17.29%
2002                                         -45.79%
2003                                          45.56%
2004                                           1.36%
2005                                          11.20%
2006                                          -3.57%
2007                                           5.25%

Highest Quarter Return                                   Lowest Quarter Return
(quarter ended 12/31/1999) 46.14%            (quarter ended 6/30/2002) -33.60%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)


                                                                         Since Inception
         ADVISOR CLASS SHARES            Past 1 Year    Past 5 Years       (4/1/1998)
---------------------------------------  -----------    ------------     ---------------
Return Before Taxes                           5.25%          10.75%             8.38%
Return After Taxes on Distributions           5.25%          10.75%             8.37%
Return After Taxes on Distributions and
   Sale of Fund Shares                        3.41%           9.39%             7.43%
S&P 500 Index (1)                             5.49%          12.83%             4.59%

(1) THE S&P 500 (R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 37

CONSUMER PRODUCTS FUND

  The performance information shown below for the Advisor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2008 through June 30, 2008 is -12.02%.

                                  (BAR GRAPH)

Year                                     Quarter Return
----                                     --------------
1999                                           1.54%
2000                                         -13.44%
2001                                          -2.95%
2002                                          -4.03%
2003                                          21.15%
2004                                          12.67%
2005                                          -1.05%
2006                                          16.67%
2007                                          10.72%

Highest Quarter Return                                  Lowest Quarter Return
(quarter ended 12/31/1999) 15.52%           (quarter ended 3/31/2000) -17.40%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                         Since Inception
       ADVISOR CLASS SHARES              Past 1 Year    Past 5 Years       (8/17/1998)
-----------------------------------      -----------    ------------     ---------------
Return Before Taxes                        10.72%        11.78%             4.56%
Return After Taxes on Distributions        10.36%        11.56%             4.25%
Return After Taxes on Distributions
 and Sale of Fund Shares                    6.97%        10.17%             3.76%
S&P 500 Index (1)                           5.49%        12.83%             4.97%

(1) THE S&P 500 (R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

38

ELECTRONICS FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -13.47%.

Year                                     Quarter Return
----                                     --------------
1999                                         120.21%
2000                                         -18.43%
2001                                         -29.65%
2002                                         -49.43%
2003                                          71.68%
2004                                         -21.24%
2005                                           4.08%
2006                                           5.79%
2007                                          -2.53%

Highest Quarter Return                                Lowest Quarter Return
(quarter ended 12/31/1999) 48.34%         (quarter ended 9/30/2002) -38.77%


AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                        Since Inception
       ADVISOR CLASS SHARES              Past 1 Year    Past 5 Years      (4/2/1998)
-----------------------------------      -----------    ------------     ---------------
Return Before Taxes                        -2.53%         7.73%                1.61%
Return After Taxes on Distributions        -2.53%         7.73%                1.58%
Return After Taxes on Distributions
  and Sale of Fund Shares                  -1.64%         6.71%                1.37%
S&P 500 Index (1)                           5.49%        12.83%                4.48%

(1) THE S&P 500 (R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 39

ENERGY FUND

  THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS 20.63%.

                                  [BAR GRAPH]

Year                                     Quarter Return
----                                     --------------
1999                                          18.02%
2000                                          22.14%
2001                                         -13.63%
2002                                         -13.69%
2003                                          23.64%
2004                                          31.83%
2005                                          38.02%
2006                                          11.41%
2007                                          32.77%

Highest Quarter Return                                   Lowest Quarter Return
(quarter ended 9/30/2005) 20.14%             (quarter ended 9/30/2002) -18.61%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                         Since Inception
       ADVISOR CLASS SHARES              Past 1 Year    Past 5 Years        (5/5/1998)
-----------------------------------      -----------    ------------     ---------------
Return Before Taxes                        32.77%         27.18%            11.95%
Return After Taxes on Distributions        32.20%         26.84%            11.75%
Return After Taxes on Distributions
  and Sale of Fund Shar                    21.94%         24.26%            10.64%
S&P 500 Index (1)                           5.49%         12.83%             4.55%

(1) THE S&P 500 (R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

40

ENERGY SERVICES FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS 25.38%.

                                  [BAR GRAPH]

Year                                     Quarter Return
----                                     --------------
1999                                           44.21%
2000                                           40.40%
2001                                          -32.41%
2002                                          -10.83%
2003                                            8.43%
2004                                           34.01%
2005                                           47.78%
2006                                            1060%
2007                                           36.71%

Highest Quarter Return                                    Lowest Quarter Return
(quarter ended 3/31/2000) 32.23%              (quarter ended 9/30/2001) -30.92%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                        Since Inception
       ADVISOR CLASS SHARES              Past 1 Year    Past 5 Years       (4/2/1998)
-----------------------------------      -----------    ------------    ---------------
Return Before Taxes                        36.71%        26.56%             7.11%
Return After Taxes on Distributions        36.71%        26.56%             7.11%
Return After Taxes on Distributions
  and Sale of Fund Shares                  23.86%        23.81%             6.27%
S&P 500 Index (1)                           5.49%        12.83%             4.48%

(1) THE S&P 500 (R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 41

FINANCIAL SERVICES FUND

  THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -23.49%.

                                  [BAR GRAPH]

Year                                     Quarter Return
----                                     --------------
1999                                          -1.46%
2000                                          21.22%
2001                                         -13.35%
2002                                         -16.05%
2003                                          29.40%
2004                                          16.67%
2005                                           2.75%
2006                                          15.41%
2007                                         -19.26%

Highest Quarter Return                                    Lowest Quarter Return
(quarter ended 9/30/2000) 22.48%              (quarter ended 9/30/2002) -19.68%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                         Since Inception
       ADVISOR CLASS SHARES              Past 1 Year    Past 5 Years        (4/6/1998)
-----------------------------------      -----------    ------------     ---------------

Return Before Taxes                       -19.26%         7.65%             1.17%
Return After Taxes on Distributions       -19.79%         7.32%             0.96%
Return After Taxes on Distributions
  and Sale of Fund Shares                 -12.51%         6.44%             0.88%
S&P 500 Index (1)                           5.49%        12.83%             4.47%

(1) THE S&P 500 (R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

42

HEALTH CARE FUND

  THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -10.27%.

                                  [BAR GRAPH]

Year                                     Quarter Return
----                                     --------------
1999                                         -13.56%
2000                                          30.27%
2001                                         -12.94%
2002                                         -20.46%
2003                                          31.77%
2004                                           5.77%
2005                                          10.03%
2006                                           4.16%
2007                                           5.67%

Highest Quarter Return                                  Lowest Quarter Return
(quarter ended 6/30/2000) 16.80%            (quarter ended 6/30/2002) -15.57%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                         Since Inception
       ADVISOR CLASS SHARES              Past 1 Year    Past 5 Years       (5/11/1998)
-----------------------------------      -----------    ------------     ---------------
Return Before Taxes                         5.67%        11.04%             4.44%
Return After Taxes on Distributions         5.67%        11.04%             4.44%
Return After Taxes on Distributions
 and Sale of Fund Shares                    3.69%         9.65%             3.87%
S&P 500 Index (1)                           5.49%        12.83%             4.64%

(1) THE S&P 500 (R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 43

INTERNET FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -14.32%.

                                  [BAR GRAPH]

Year                                     Quarter Return
----                                     --------------
2001                                         -46.89%
2002                                         -43.85%
2003                                          63.33%
2004                                          12.33%
2005                                          -2.46%
2006                                           7.72%
2007                                          10.98%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2001) 38.93%              (quarter ended 9/30/2001) -44.64%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                         Since Inception
       ADVISOR CLASS SHARES              Past 1 Year    Past 5 Years       (4/6/2000)
-----------------------------------      -----------    ------------     ---------------
Return Before Taxes                        10.98%          16.43%           -17.86%
Return After Taxes on Distributions        10.85%          16.40%           -17.87%
Return After Taxes on Distributions
  and Sale of Fund Shares                   7.14%          14.49%           -13.17%
S&P 500 Index (1)                           5.49%          12.83%             1.39%

(1) THE S&P 500 (R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

44

LEISURE FUND

  THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -21.46%.

                                  [BAR GRAPH]

Year                                     Quarter Return
----                                     --------------
1999                                           8.36%
2000                                         -23.02%
2001                                         -18.04%
2002                                         -15.46%
2003                                          33.88%
2004                                          22.60%
2005                                          -5.75%
2006                                          20.84%
2007                                          -1.44%

Highest Quarter Return                                  Lowest Quarter Return
(quarter ended 6/30/2003) 18.48%            (quarter ended 9/30/2001) -36.02%


AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                         Since Inception
       ADVISOR CLASS SHARES              Past 1 Year    Past 5 Years       (6/3/1998)
-----------------------------------      -----------    ------------     ---------------
Return Before Taxes                        -1.44%           13.00%             1.99%
Return After Taxes on Distributions        -1.44%           13.00%             1.95%
Return After Taxes on Distributions
  and Sale of Fund Shares                  -0.94%           11.41%             1.68%
S&P 500 Index (1)                           5.49%           12.83%             4.90%

(1) THE S&P 500 (R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 45

PRECIOUS METALS FUND

  THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR.(2) THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS 4.61%.

                                  [BAR GRAPH]

Year                                     Quarter Return
----                                     --------------
1998                                         -14.91%
1999                                          -0.64%
2000                                         -22.15%
2001                                          18.09%
2002                                          47.48%
2003                                          41.62%
2004                                         -14.50%
2005                                          21.00%
2006                                          20.96%
2007                                          19.33%

Highest Quarter Return                               Lowest Quarter Return
(quarter ended 3/31/2002) 32.31%         (quarter ended 6/30/2004) -21.10%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

       ADVISOR CLASS SHARES              Past 1 Year    Past 5 Years(2)   Past 10 Years (2)
-----------------------------------      -----------    --------------    -----------------
Return Before Taxes                        19.33%           16.16%             9.26%
Return After Taxes on Distributions        19.33%           16.15%             9.23%
Return After Taxes on Distributions
  and Sale of Fund Shares                  12.56%           14.26%             8.23%
S&P 500 Index (1)                           5.49%           12.83%             5.91%

(1) THE S&P 500 (R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(2) THE FUND COMMENCED OPERATIONS ON DECEMBER 1, 1993. ADVISOR CLASS SHARES WERE OFFERED BEGINNING AUGUST 1, 2003. PERIODS PRIOR TO AUGUST 1, 2003 REPRESENT THE PERFORMANCE OF INVESTOR CLASS SHARES OF THE FUND ADJUSTED TO REFLECT ADVISOR CLASS SHARES' HIGHER EXPENSES. INVESTOR CLASS SHARES OF THE FUND ARE OFFERED IN A SEPARATE PROSPECTUS.

46

RETAILING FUND

  THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -12.45%.

                                  [BAR GRAPH]

Year                                     Quarter Return
----                                     --------------
1999                                          12.76%
2000                                         -24.55%
2001                                           2.58%
2002                                         -23.79%
2003                                          33.54%
2004                                           8.98%
2005                                           4.21%
2006                                           8.88%
2007                                         -13.05%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2001) 20.72%              (quarter ended 9/30/2002) -18.49%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                         Since Inception
       ADVISOR CLASS SHARES              Past 1 Year    Past 5 Years       (4/21/1998)
-----------------------------------      -----------    ------------     ---------------
Return Before Taxes                       -13.05%         7.50%             1.74%
Return After Taxes on Distributions       -13.05%         7.50%             1.70%
Return After Taxes on Distributions
  and Sale of Fund Shares                  -8.48%         6.50%             1.47%
S&P 500 Index (1)                           5.49%        12.83%             4.43%

(1) THE S&P 500 (R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 47

TECHNOLOGY FUND

  THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -11.41%.

                                  [BAR GRAPH]

Year                                     Quarter Return
----                                     --------------
1999                                          80.13%
2000                                         -39.06%
2001                                         -29.45%
2002                                         -40.30%
2003                                          56.74%
2004                                          -0.36%
2005                                           2.01%
2006                                           5.89%
2007                                          11.55%

Highest Quarter Return                                    Lowest Quarter Return
(quarter ended 12/31/1999) 39.30%             (quarter ended 9/30/2001) -36.36%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                         Since Inception
       ADVISOR CLASS SHARES              Past 1 Year    Past 5 Years       (4/29/1998)
-----------------------------------      -----------    ------------     ---------------
Return Before Taxes                        11.55%        13.48%             2.11%
Return After Taxes on Distributions        11.55%        13.46%             2.10%
Return After Taxes on Distributions
  and Sale of Fund Shares                   7.51%        11.82%             1.81%
S&P 500 Index (1)                           5.49%        12.83%             4.75%

(1) THE S&P 500 (R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

48

TELECOMMUNICATIONS FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -16.19%.

                                  [BAR GRAPH]

Year                                     Quarter Return
----                                     --------------
1999                                           57.93%
2000                                          -39.74%
2001                                          -46.98%
2002                                          -43.13%
2003                                           31.36%
2004                                           12.74%
2005                                           -0.84%
2006                                           18.49%
2007                                            8.86%

Highest Quarter Return                                   Lowest Quarter Return
(quarter ended 12/31/2002) 35.91%            (quarter ended 3/31/2001) -32.94%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                         Since Inception
       ADVISOR CLASS SHARES              Past 1 Year    Past 5 Years       (4/1/1998)
-----------------------------------      -----------    ------------     ---------------
Return Before Taxes                         8.86%        13.63%            -4.03%
Return After Taxes on Distributions         8.82%        13.33%            -4.17%
Return After Taxes on Distributions
  and Sale of Fund Shares                   5.76%        11.78%            -3.41%
S&P 500 Index (1)                           5.49%        12.83%             4.59%

(1) THE S&P 500 (R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 49

TRANSPORTATION FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -3.91%.

                                   [BAR GRAPH]

Year                                     Quarter Return
----                                     --------------
1999                                        -18.83%
2000                                         -1.84%
2001                                         -4.23%
2002                                        -13.40%
2003                                         18.49%
2004                                         21.50%
2005                                          7.21%
2006                                          6.81%
2007                                         -9.27%

Highest Quarter Return                          Lowest Quarter Return
(quarter ended 12/31/2001) 19.53%   (quarter ended 9/30/1999) -19.98%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                                             Since Inception
ADVISOR CLASS SHARES                                              Past 1 Year  Past 5 Years     (6/9/1998)
-----------------------------------------------------------       -----------  ------------  ---------------
Return Before Taxes                                                  -9.27%        8.38%          -1.61%
Return After Taxes on Distributions                                  -9.27%        8.38%          -1.61%
Return After Taxes on Distributions and sale of Fund Shares          -6.03%        7.28%          -1.36%
S&P 500 Index (1)                                                     5.49%       12.83%           4.55%

(1) THE S&P 500 (R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

50

UTILITIES FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -3.97%.

                                   [BAR GRAPH]

Year                                       Quarter Return
----                                       --------------
2001                                          -24-71%
2002                                          -32.84%
2003                                           24.62%
2004                                           16.03%
2005                                            9.69%
2006                                           19.76%
2007                                           12.62%

Highest Quarter Return                         Lowest Quarter Return
(quarter ended 6/30/2003) 20.24%   (quarter ended 9/30/2002) -23.25%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                       Since Inception
         ADVISOR CLASS SHARES            Past 1 Year   Past 5 Years       (4/3/2000)
---------------------------------------  -----------   -------------   ---------------
Return Before Taxes                        12.62%         16.43%            3.30%
Return After Taxes on Distributions        11.62%         15.45%            2.28%
Return After Taxes on Distributions and
 Sale of Fund Shares                        8.20%         13.83%            2.15%
S&P 500 Index (1)                           5.49%         12.83%            1.35%

(1) THE S&P 500 (R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 51

U.S. GOVERNMENT MONEY MARKET FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS 0.73%.

                                   [BAR GRAPH]

Year                                     Quarter Return
----                                     --------------
1998                                          4.19%
1999                                          3.73%
2000                                          4.92%
2001                                          2.83%
2002                                          0.38%
2003                                          0.01%
2004                                          0.16%
2005                                          1.80%
2006                                          3.53%
2007                                          3.69%

Highest Quarter Return                      Lowest Quarter Return
(quarter ended 12/31/2000) 1.32%  (quarter ended 9/30/2003) 0.00%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                    Since Inception
ADVISOR CLASS SHARES   Past 1 Year   Past 5 Years     (4/1/1998)
--------------------   -----------   ------------   ---------------
Return Before Taxes       3.69%         1.83%            2.47%

YIELD

Call 800.820.0888 for the U.S. Government Money Market Fund's current yield.

52

FUND FEES AND EXPENSES


The tables below describe the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Funds described in this Prospectus.

                                                                   BASIC
                ADVISOR CLASS SHARES                   BANKING   MATERIALS
----------------------------------------------------   -------   ---------
SHAREHOLDER FEES (1)                                    None       None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                         0.85%     0.85%

Distribution And/Or Shareholder Service (12b-1) Fees    0.25%     0.25%

Other Expenses                                          0.75%     0.77%
                                                        ----      ----
Total Annual Fund Operating Expenses                    1.85%     1.87%
                                                        ====      ====


                                                       FINANCIAL   HEALTH
                                                       SERVICES     CARE
                                                       ---------   -------
SHAREHOLDER FEES (1)                                      None      None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                          0.85%      0.85%

Distribution And/Or Shareholder Service (12b-1) Fees     0.25%      0.25%

Other Expenses                                           0.79%      0.76%
                                                         ----       ----
Total Annual Fund Operating Expenses                     1.89%      1.86%
                                                         ====       ====

                                                       TELECOMMUNICATIONS   TRANSPORTATION
                                                       ------------------   --------------
SHAREHOLDER FEES (1)                                       None                 None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                               0.85%              0.85%

Distribution And/Or Shareholder Service (12b-1) Fees          0.25%              0.25%

Other Expenses                                                0.78%              0.77%
                                                              ----               ----
Total Annual Fund Operating Expenses                          1.88%              1.87%
                                                              ====               ====

(1) THE FUNDS WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.

                                                                   PROSPECTUS 53


                                                                    CONSUMER                           ENERGY
                                                    BIOTECHNOLOGY   PRODUCTS   ELECTRONICS   ENERGY   SERVICES
                                                    -------------   --------   -----------   ------   --------
SHAREHOLDER FEES (1)                                     None          None         None       None      None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                          0.85%         0.85%       0.85%       0.85%    0.85%

Distribution And/Or Shareholder Service (12b-1) Fees     0.25%         0.25%       0.25%       0.25%    0.25%

Other Expenses                                           0.79%         0.77%       0.78%       0.76%    0.77%
                                                         ----          ----        ----        ----     ----
Total Annual Fund Operating Expenses                     1.89%         1.87%       1.88%       1.86%    1.87%
                                                         ====          ====        ====        ====     ====



                                                                          PRECIOUS
                                                      INTERNET   LEISURE    METALS    RETAILING   TECHNOLOGY
                                                      --------   -------   --------   ---------   ----------
SHAREHOLDER FEES (1)                                    None       None       None        None        None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                         0.85%      0.85%     0.75%       0.85%       0.85%

Distribution And/Or Shareholder Service (12b-1) Fees    0.25%      0.25%     0.25%       0.25%       0.25%

Other Expenses                                          0.78%      0.79%     0.77%       0.77%       0.78%
                                                        ----       ----      ----        ----        ----
Total Annual Fund Operating Expenses                    1.88%      1.89%     1.77%       1.87%       1.88%
                                                        ====       ====      ====        ====        ====

                                                                U.S. GOVERNMENT
                                                      UTILITIES   MONEY MARKET
                                                     ---------  ---------------
SHAREHOLDER FEES (1)                                    None           None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                        0.85%          0.50%

Distribution And/Or Shareholder Service (12b-1) Fees   0.25%          0.25%

Other Expenses                                         0.78%          0.68%
                                                       ----           ----
Total Annual Fund Operating Expenses                   1.88%          1.43%
                                                       ====           ====

(1) THE FUNDS WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.

54

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in Advisor Class Shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your costs based on these assumptions.


            Fund               1 Year  3 Years  5 Years  10 Years
----------------------------   ------  -------  -------  --------
Banking                         $188     $582    $1,001   $2,169
Basic Materials                 $190     $588    $1,011   $2,190
Biotechnology                   $192     $594    $1,021   $2,212
Consumer Products               $190     $588    $1,011   $2,190
Electronics                     $191     $591    $1,016   $2,201
Energy                          $189     $585    $1,006   $2,180
Energy Services                 $190     $588    $1,011   $2,190
Financial Services              $192     $594    $1,021   $2,212
Health Care                     $189     $585    $1,006   $2,180
Internet                        $191     $591    $1,016   $2,201
Leisure                         $192     $594    $1,021   $2,212
Precious Metals                 $180     $557    $  959   $2,084
Retailing                       $190     $588    $1,011   $2,190
Technology                      $191     $591    $1,016   $2,201
Telecommunications              $191     $591    $1,016   $2,201
Transportation                  $190     $588    $1,011   $2,190
Utilities                       $191     $591    $1,016   $2,201
U.S. Government Money Market    $146     $452    $  782   $1,713

                                                                   PROSPECTUS 55

MORE INFORMATION ABOUT THE FUNDS:

ADVISOR'S INVESTMENT METHODOLOGY

The Advisor develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with the Funds' respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.


SECTOR FUNDS. In managing the Sector Funds, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market. Because appropriate published indices are not available for many of the Sector Funds, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for each sector using Global Industry Classification Standard (GICS) codes. The Advisor then employs a quantitative screen to ensure minimum capitalization and liquidity standards. The resulting portfolio is weighted to meet diversification standards and to generate returns respective of that sector. The Advisor closely monitors the efficacy of this methodology, and makes periodic changes in the composition of the Sector Funds to ensure that each Fund remains a valid representative of its sector.


OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

56

INVESTING WITH RYDEX:

SHAREHOLDER INFORMATION

Advisor Class Shares are offered exclusively through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. Certain account types may be opened online via the website. For more information on opening an account, call Rydex Client Services at 800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application. If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

     MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

     The minimum initial investment amounts for accounts held through a third party (E.G., a brokerage account) are:

     -     $1,000 for retirement accounts

     -     $2,500 for all other accounts

     Accounts held DIRECTLY at Rydex are subject to a minimum account balance of $25,000 FOR NON-MANAGED ACCOUNTS (INCLUDING RETIREMENT ACCOUNTS) and $15,000 FOR ACCOUNTS MANAGED BY FINANCIAL INTERMEDIARIES. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

     To open an IRA account with Rydex directly, you must transfer an existing IRA (or multiple IRAs) in order to meet the minimum investment amount requirements.


     There are no minimum amounts for subsequent investments in the Funds except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures." Rydex reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

                                                                   PROSPECTUS 57

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

- You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

-     Attach a copy of the trust document when establishing a trust account.

- When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

- You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

-     BE SURE TO SIGN THE APPLICATION.

- If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION


This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE or as otherwise permitted by the U.S. Securities and Exchange Commission - the Funds reserve the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The NYSE holiday schedule is included in the SAI and Rydex will post advance notice of early closings at WWW.RYDEXINVESTMENTS.COM.


Notwithstanding the foregoing, the U.S. Government Money Market Fund reserves the right to accept orders to purchase or redeem shares on any day that is not a Business Day and the Federal Reserve Bank of New York or National Securities Clearing Corporation remains open. In addition, the U.S. Government Money Market Fund may designate special hours of operation on any such day. In the event that the U.S. Government Money Market Fund invokes the right to accept orders to purchase or redeem shares on any day

58

that is not a Business Day and/or adopt special hours of operation, the U.S. Government Money Market Fund will post advance notice of these events at www.rydexinvestments.com.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

   METHOD             FUND          AFTERNOON CUT-OFF TIME
------------   ------------------   -----------------------
By Mail        All Funds                Market Close

By Phone       Sector Funds         3:30 P.M., Eastern Time

               U.S. Government
               Money Market Fund*   1:00 P.M., Eastern Time

By Internet    Sector Funds         3:45 P.M., Eastern Time

               U.S. Government
               Money Market Fund*   1:00 P.M., Eastern Time

By Financial   Sector Funds and        Market Close**
Intermediary   U.S. Government
               Money Market Fund

* TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND FOR THE U.S. GOVERNMENT MONEY MARKET FUND, THE FUND MUST RECEIVE YOUR WIRE PURCHASE ORDER BY 1:00 P.M., EASTERN TIME. ALL REDEMPTION ORDERS RECEIVED PRIOR TO 1:00 P.M., EASTERN TIME WILL NOT RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND. ALL REDEMPTION ORDERS RECEIVED AFTER 1:00 P.M., EASTERN TIME ARE ENTITLED TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND.


** EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE EARLIER CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.


EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

                                                                   PROSPECTUS 59

CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV.

Each Fund calculates its NAV by:

-     Taking the current market value of its total assets

-     Subtracting any liabilities

-     Dividing that amount by the total number of shares owned by shareholders


The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE - the Funds will calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI. For more information on these early closings, please call
800.820.0888 or visit the Rydex web site - www.rydexinvestments.com.


In calculating NAV, the Funds generally value their investment portfolios based on the market price of the securities as of the time the Funds determine NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

The U.S. Government Money Market Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Funds' Board of Trustees.

More information about the valuation of the Funds' holdings and the amortized cost method can be found in the SAI.

60

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

BUYING FUND SHARES

The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order.

PURCHASE PROCEDURES


The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds. Any payment instrument refused will generally be returned to you within twenty-four (24) hours of Rydex's refusal to accept such instrument, but in no event later than seventy-two (72) hours after such refusal.

Retirement contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.

                                                                   PROSPECTUS 61

You may buy shares and send your purchase proceeds by any of the following methods:

BY MAIL

IRA AND OTHER RETIREMENT ACCOUNTS REQUIRE ADDITIONAL PAPERWORK.

CALL RYDEX CLIENT SERVICES TO REQUEST A RETIREMENT ACCOUNT INVESTOR APPLICATION KIT.

       INITIAL PURCHASE                   SUBSEQUENT PURCHASES
-------------------------------   -----------------------------------
Complete the account              Complete the Rydex investment
application that corresponds to   slip included with your quarterly
the type of account you are       statement or send written
opening.                          purchase instructions that include:

- MAKE SURE TO DESIGNATE THE      - YOUR NAME
  RYDEX FUND(S) YOU WANT TO
  PURCHASE.                       - YOUR SHAREHOLDER ACCOUNT NUMBER

- MAKE SURE YOUR INVESTMENT       - THE RYDEX RUND(S) YOU WANT TO
  MEETS THE ACCOUNT MINIMUM.        PURCHASE.

                  Make your check payable to RYDEX INVESTMENTS.

      Your check must be drawn on a U.S. bank and payable in U.S. Dollars.

   Include the name of the Rydex Fund(s) you want to purchase on your check.

              IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO
                PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE
                       U.S. GOVERNMENT MONEY MARKET FUND.

Mail your application and check   Mail your written purchase
              to:                 instructions and check to:

MAILING ADDRESS:
Rydex Investments
Attn: Ops. Dept.
9601 Blackwell Road, Suite 500
Rockville, MD 20850

62

BY WIRE

RYDEX CLIENT SERVICES PHONE NUMBER: 800.820.0888 OR 301.296.5406

       INITIAL PURCHASE               SUBSEQUENT PURCHASES
-------------------------------   -----------------------------
Submit new account paperwork,     Be sure to designate in your
and then call Rydex to obtain     wire instructions the Rydex
your account number.              Fund(s) you want to purchase.

- MAKE SURE TO DESIGNATE THE
  RYDEX FUND(S) YOU WANT TO
  PURCHASE.

- MAKE SURE YOUR INVESTMENT
  MEETS THE ACCOUNT MINIMUM.

To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order, YOU MUST CALL RYDEX CLIENT SERVICES AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE TRANSACTION CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE PURCHASING:

-     Account Number

-     Fund Name

-     Amount of Wire

-     Fed Wire Reference Number (upon request)

You will receive a confirmation number to verify that your purchase order has been accepted.

        IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING WIRE,
          YOUR PURCHASE ORDER WILL NOT BE PROCESSED UNTIL THE BUSINESS
                     DAY FOLLOWING THE RECEIPT OF THE WIRE.

WIRE INSTRUCTIONS:
U.S. Bank
Cincinnati, OH
Routing Number: 0420-00013
For Account of: Rydex Investments
Account Number: 48038-9030
[Your Name]
[Your shareholder account number]

             IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE U.S.
                         GOVERNMENT MONEY MARKET FUND.

                                                                   PROSPECTUS 63

BY ACH (FAX)

RYDEX FAX NUMBER: 301.296.5103

       INITIAL PURCHASE                SUBSEQUENT PURCHASES
-------------------------------   ------------------------------
Submit new account paper-         SUBSEQUENT PURCHASES MADE VIA
work, and then call Rydex to      ACH MUST BE A MINIMUM OF $50.
obtain your account number.       To make a subsequent purchase,
Be sure to complete the           send written purchase instruc-
"Electronic Investing (via        tions that include:
ACH)" section. Then, fax it
to Rydex. (ONLY Individual,       - YOUR NAME
Joint and UGMA/UTMA
accounts may be opened by         - YOUR SHAREHOLDER ACCOUNT
fax).                               NUMBER

                                  - THE RYDEX FUND(S) YOU WANT
                                    TO PURCHASE

- MAKE SURE TO INCLUDE A LETTER   - ACH BANK INFORMATION (IF NOT
  OF INSTRUCTION REQUESTING         ON RECORD)
  THAT WE PROCESS YOUR PURCHASE
  BY ACH.

- MAKE SURE TO DESIGNATE THE
  RYDEX FUND(S) YOU WANT TO
  PURCHASE.

- MAKE SURE YOUR INVESTMENT
  MEETS THE ACCOUNT MINIMUM.

BY ACH (INTERNET) Follow the directions on the Rydex web site -
                            www.rydexinvestments.com

CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

      -     if your bank does not honor your check for any reason

      -     if the transfer agent (Rydex) does not receive your wire transfer

      -     if the transfer agent (Rydex) does not receive your ACH transfer

      -     if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

64

SELLING FUND SHARES


The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the Funds' next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times, and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent or your financial intermediary.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the U.S. Securities and Exchange Commission. The Funds reserve the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If a Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.


REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send redemption orders to Rydex by:

  MAIL      Rydex Investments
            Attn: Ops. Dept.
            9601 Blackwell Road, Suite 500
            Rockville, MD 20850

  FAX       301.296.5103

            If you send your redemption order by fax, you must call Rydex Client Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.

TELEPHONE   800.820.0888 or 301.296.5406 (not available for retirement accounts)

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

      -     your name

      -     your shareholder account number

      -     Fund name(s)

      -     dollar amount or number of shares you would like to sell

                                                                   PROSPECTUS 65

      - whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

      - signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically, via ACH, or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

      SIGNATURE GUARANTEES

      Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.

66


REDEEMING SHARES BY DRAFT WRITING

If you hold shares directly, you may redeem shares from the U.S. Government Money Market Fund by writing drafts for $500 or more on your existing account. The drafts may be made payable to any person or entity and your account will continue to earn dividends until the draft clears. Drafts may not be used for electronic funds transfers (I.E., electronic bill payments or ACH). If your balance in the U.S. Government Money Market Fund is insufficient to cover the amount of your draft, the transfer agent will automatically exchange sufficient funds from your Rydex Fund with the highest account balance to cover the draft.

You can obtain a draft writing application by calling 800.820.0888. Because of the difficulty of determining in advance the exact value of your Fund account, you may not use a draft to close your account. There is no fee for the draft writing privilege, but if payment on a draft is stopped upon your request, or if the draft cannot be honored because of insufficient funds or other valid reasons, you may be charged a fee by the financial institution where you presented your draft for payment. Rydex may also charge a $25 fee for a draft that cannot be honored due to insufficient funds. The Funds may suspend the draft writing privilege at any time.


LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Funds may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES


Unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of Advisor Class Shares of any Rydex Fund for Advisor Class Shares (or H-Class Shares, if applicable) of any other Rydex Fund on the basis of the respective NAVs of the shares involved. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off

                                                                   PROSPECTUS 67

times. All exchange requests must be received by the Rydex Funds' transfer agent or your financial intermediary prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" for additional information. The exchange privilege may be modified or discontinued at any time.


EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send exchange requests to Rydex by:

  MAIL      Rydex Investments
            Attn: Ops. Dept.
            9601 Blackwell Road, Suite 500
            Rockville, MD 20850

  FAX       301.296.5101

            If you send your exchange request by fax, you must call Rydex Client Services at 800.820.0888 to verify that your fax was received and when it will be processed.

TELEPHONE   800.820.0888 OR 301.296.5406

INTERNET Follow the directions on the Rydex web site - www.rydexinvestments.com

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

      -     your name

      -     your shareholder account number

      - Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

      - dollar amount, number of shares or percentage of Fund position involved in the exchange

      - signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

68

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS

On any Business Day, investors may make exchanges of Advisor Class Shares of the Funds for Advisor Class Shares (or H-Class Shares, if applicable) of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS DO NOT ALLOW UNLIMITED TRADING. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.

RYDEX ACCOUNT POLICIES

SHAREHOLDER IDENTIFICATION AND VERIFICATION


Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while they are in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.


Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

                                                                   PROSPECTUS 69

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account and to obtain the appropriate forms, please visit the Rydex web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your financial intermediary's name, and you want to transfer the registration to another financial intermediary or want the shares registered in your name, then you should contact your financial intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines,

70

telephone or other interconnect problems (E.G., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES


Rydex may charge the following administrative fees on accounts held directly through the Funds' transfer agent for services associated with the following:

      - $15 for wire transfers of redemption proceeds under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver


      -     $50 on purchase checks returned for insufficient funds

      - $25 to stop payment of a redemption check within 10 Business Days of the settlement date

      - $15 for standard overnight packages (fee may be higher for special delivery options)


      -     $25 for bounced drafts or ACH transactions


      -     $15 per year for low balance accounts

                                                                   PROSPECTUS 71

      - The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee (and any unpaid annual maintenance fee) will be deducted from the proceeds of your redemption. You may pay the annual maintenance fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted from your account.

ACCOUNT FEE WAIVERS


The following fees will be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged: the annual maintenance fee for retirement accounts; and the wire transfer charge of $15 for wire redemptions less than $5,000. Additionally, the wire transfer charge of $15 for wire redemptions less than $5,000 will be waived for accounts that are held directly through the Funds' transfer agent that also have an adviser.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Because the Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

72

RIGHTS RESERVED BY THE FUNDS

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES


The Funds have adopted a Distribution and Shareholder Services Plan with respect to Advisor Class Shares that allows the Funds to pay distribution and services fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution or shareholder services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940. If a Service Provider provides shareholder services, the Funds will pay service fees to the Distributor at an annual rate not to exceed 0.25% of the average daily net assets of a Fund. The Distributor will, in turn, pay the Service Provider for the services it provides. Because these Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.


COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability

                                                                   PROSPECTUS 73

of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds, except the U.S. Government Money Market Fund, which declares dividends daily and pays them monthly or upon redemption. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

74

TAX STATUS OF DISTRIBUTIONS

      - Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.


      - The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. The U.S. Government Money Market Fund expects to make primarily distributions that will not be treated as qualified dividend income.


      - Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

      - Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

      - Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

      - Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

      - Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

      - Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

      - A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

      - If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

                                                                   PROSPECTUS 75

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR


PADCO Advisors, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee for the fiscal year ended March 31, 2008 at an annualized rate based on the average daily net assets of each Fund, as set forth below:


                     ADVISORY
       FUND            FEE
------------------   --------
BANKING               0.85%
BASIC MATERIALS       0.85%
BIOTECHNOLOGY         0.85%
CONSUMER PRODUCTS     0.85%
ELECTRONICS           0.85%
ENERGY                0.85%
ENERGY SERVICES       0.85%
FINANCIAL SERVICES    0.85%

76

                               ADVISORY
            FUND                 FEE
----------------------------   --------
HEALTH CARE                     0.85%
INTERNET                        0.85%
LEISURE                         0.85%
PRECIOUS METALS                 0.75%
RETAILING                       0.85%
TECHNOLOGY                      0.85%
TELECOMMUNICATIONS              0.85%
TRANSPORTATION                  0.85%
UTILITIES                       0.85%
U.S. GOVERNMENT MONEY MARKET    0.50%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.


A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement is available in the Funds' September 30, 2007 Semi-Annual Report to Shareholders, which covers the period April 1, 2007 to September 30, 2007.


PORTFOLIO MANAGEMENT


Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of six investment professionals that are responsible for overseeing different functions within the Portfolio Department. Including Mr. Byrum, those members include Michael Dellapa as the Director of Alternative Investment Strategies, Ryan Harder as Senior Portfolio Manager, Douglas Holmes as the Director of Stock Selection and Asset Allocation, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 15 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following four individuals are jointly and primarily responsible for the management of the Funds.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds.

                                                                   PROSPECTUS 77

In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa, Harder, and Holmes. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, and helped to create the Sector Funds, all of which except the Sector Funds are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

MICHAEL J. DELLAPA, CFA, CAIA, Director of Alternative Investment Strategies - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, including the Absolute Return Strategies Fund and the Hedged Equity Fund, which are offered in a separate prospectus. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy (which is offered in a separate prospectus), Healthcare, Biotechnology, and Consumer Products Funds. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became the Director of Alternative Investment Strategies. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund since September 2005.

RYAN A. HARDER, CFA, Senior Portfolio Manager - Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted

78

to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Absolute Return Strategies, Hedged Equity, High Yield Strategy and Inverse High Yield Strategy Funds, all of which are offered in a separate prospectus. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed each Fund since March 2008.

DOUGLAS HOLMES, CFA, Director of Stock Selection and Asset Allocation - As the Director of Stock Selection and Asset Allocation, Mr. Holmes oversees the development and daily maintenance of the stock selection and asset allocation methodologies employed by the Rydex Funds. While Mr. Holmes is involved in the management of all of the Rydex Funds, he focuses on the management of the Alternative Investment, Essential Portfolio and Sector Funds, all of which except the Sector Funds are offered in a separate prospectus. Mr. Holmes first became associated with Rydex as a consultant in September 2004. In October 2005, Mr. Holmes accepted a permanent position as the Strategic Advisor and in September 2007 was named the Director of Stock Selection and Asset Allocation. Mr. Holmes has been a member of the ILT since its inception. Prior to his association with Rydex, Mr. Holmes was a 20-year veteran of State Street Global Advisors as the department head of the US Indexing Department, the US Active Department, and finally the Global Enhanced Department. He holds a BS degree in mathematics from Northeastern University. Mr. Holmes has co-managed each Fund since March 2008.


Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

                                                                   PROSPECTUS 79

THIS PAGE INTENTIONALLY LEFT BLANK.

80

FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years (or, if shorter, the period of operations of the Funds' Advisor Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended March 31, 2008 and 2007 has been audited by

                                           NET REALIZED
                  NET ASSET       NET          AND         NET INCREASE     DISTRIBUTIONS   DISTRIBUTIONS
                   VALUE,     INVESTMENT    UNREALIZED     IN NET ASSET       FROM NET        FROM NET
                  BEGINNING     INCOME       GAINS ON     VALUE RESULTING    INVESTMENT       REALIZED          TOTAL
  YEAR ENDED      OF PERIOD     (LOSS)+    INVESTMENTS    FROM OPERATIONS       INCOME          GAINS       DISTRIBUTIONS
---------------   ---------   ----------   ------------   ---------------   -------------   -------------   -------------
BANKING FUND ADVISOR CLASS
 MARCH 31, 2008    $ 10.39      $ .20        $ (3.42)        $ (3.22)          $ (.10)          $ --           $ (.10)
 March 31, 2007      10.30        .11            .06             .17             (.08)            --             (.08)
 March 31, 2006       9.72        .12            .62             .74             (.16)            --             (.16)
 March 31, 2005       9.85        .06            .07             .13             (.26)            --             (.26)
 March 31, 2004       7.06        .09           2.78            2.87             (.08)            --             (.08)

BASIC MATERIALS FUND ADVISOR CLASS
 MARCH 31, 2008      40.61       (.11)          7.86            7.75             (.09)            --             (.09)
 March 31, 2007      34.03        .26           6.62            6.88             (.30)            --             (.30)
 March 31, 2006      29.78        .16           4.28            4.44             (.19)            --             (.19)
 March 31, 2005      24.85        .01           4.92            4.93               --             --               --
 March 31, 2004      16.89        .02           8.07            8.09             (.13)            --             (.13)

BIOTECHNOLOGY FUND ADVISOR CLASS
 MARCH 31, 2008      20.20       (.31)           .50             .19               --             --               --
 March 31, 2007      22.44       (.37)         (1.87)          (2.24)              --             --               --
 March 31, 2006      16.91       (.36)          5.89            5.53               --             --               --
 March 31, 2005      19.86       (.32)         (2.63)          (2.95)              --             --               --
 March 31, 2004      13.35       (.32)          6.83            6.51               --             --               --

CONSUMER PRODUCTS FUND ADVISOR CLASS
 MARCH 31, 2008      34.68        .15            .31             .46             (.36)            --             (.36)
 March 31, 2007      29.96        .20           4.58            4.78             (.06)            --             (.06)
 March 31, 2006      29.66        .03            .69             .72             (.42)            --             (.42)
 March 31, 2005      27.99        .05           1.63            1.68             (.01)            --             (.01)
 March 31, 2004      20.46       (.04)          7.62            7.58             (.05)            --             (.05)

ELECTRONICS FUND ADVISOR CLASS
 MARCH 31, 2008      11.88       (.12)         (2.20)          (2.32)              --             --               --
 March 31, 2007      12.98       (.15)          (.95)          (1.10)              --             --               --
 March 31, 2006      9.95        (.16)          3.19            3.03               --             --               --
 March 31, 2005      13.02       (.14)         (2.93)          (3.07)              --             --               --
 March 31, 2004      7.87        (.21)          5.36            5.15               --             --               --

ENERGY FUND ADVISOR CLASS
 MARCH 31, 2008      22.29       (.15)          4.66            4.51               --           (.73)            (.73)
 March 31, 2007      20.96       (.12)          1.86            1.74               --           (.41)            (.41)
 March 31, 2006      16.65       (.07)          4.86            4.79             (.03)          (.45)            (.48)
 March 31, 2005      11.68       (.02)          5.00            4.98             (.01)            --             (.01)
 March 31, 2004      8.63        (.03)          3.11            3.08             (.03)            --             (.03)

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

                                                                   PROSPECTUS 81

Ernst & Young LLP, whose report, along with the financial statements and related notes, appear in the Funds' 2008 Annual Report. The information for each of the periods through March 31, 2006 was audited by a predecessor independent registered public accounting firm. The 2008 Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2008 Annual Report is incorporated by reference in the SAI.

                                                    RATIOS TO
                                               AVERAGE NET ASSETS:
                                         --------------------------------
NET INCREASE    NET ASSET                                         NET                    NET ASSETS,
(DECREASE) IN    VALUE,       TOTAL                            INVESTMENT   PORTFOLIO      END OF
  NET ASSET      END OF     INVESTMENT    TOTAL        NET       INCOME     TURNOVER    PERIOD (000'S
    VALUE        PERIOD      RETURN++    EXPENSES   EXPENSES     (LOSS)       RATE        OMITTED)
-------------   ---------   ----------   --------   --------   ----------   ---------   -------------
  $(3.32)        $  7.07     (31.14)%     1.85%      1.85%       2.32%       1,417%       $ 1,449
     .09           10.39       1.58%      1.88%      1.88%       1.08%         954%         1,836
     .58           10.30       7.66%      1.84%      1.84%       1.20%       1,834%         1,537
   (.13)            9.72       1.17%      1.86%      1.86%       0.60%       1,692%         2,955
    2.79            9.85      40.67%      1.86%      1.86%       1.04%       1,435%         3,712

    7.66           48.27      19.08%      1.87%      1.87%      (0.25)%        225%        11,899
    6.58           40.61      20.30%      1.87%      1.87%       0.72%         442%        15,974
    4.25           34.03      14.98%      1.85%      1.85%       0.55%         826%         7,619
    4.93           29.78      19.84%      1.82%      1.82%       0.03%         891%        12,987
    7.96           24.85      47.99%      1.87%      1.87%       0.09%       1,669%        13,483

     .19           20.39       0.94%      1.89%      1.89%     (1.42)%         193%         4,220
  (2.24)           20.20     (9.98)%      1.87%      1.87%     (1.75)%         269%         5,295
    5.53           22.44      32.70%      1.86%      1.86%     (1.76)%         338%        26,240
  (2.95)           16.91     (14.85)%     1.83%      1.83%     (1.75)%         585%        10,231
    6.51           19.86      48.76%      1.84%      1.84%     (1.79)%         548%        12,708

     .10           34.78       1.25%      1.87%      1.87%       0.42%         449%         5,384
    4.72           34.68      15.97%      1.86%      1.86%       0.64%         455%         5,754
     .30           29.96       2.44%      1.82%      1.82%       0.08%         813%         6,487
    1.67           29.66       6.02%      1.82%      1.82%       0.19%         907%        26,851
    7.53           27.99      37.10%      1.86%      1.86%      (0.18)%        914%        13,357

  (2.32)            9.56     (19.53)%     1.88%      1.88%      (0.98)%        784%           566
  (1.10)           11.88      (8.47)%     1.87%      1.87%      (1.20)%        759%         1,511
    3.03           12.98      30.45%      1.84%      1.84%      (1.39)%        911%        14,089
  (3.07)            9.95     (23.58)%     1.83%      1.83%      (1.32)%      1,106%        12,613
    5.15           13.02      65.44%      1.85%      1.85%      (1.70)%      1,359%         3,341

    3.78           26.07      20.31%      1.86%      1.86%      (0.58)%        188%        17,713
    1.33           22.29       8.31%      1.86%      1.86%      (0.54)%        283%        14,613
    4.31           20.96      28.93%      1.85%      1.84%      (0.38)%        415%        18,162
    4.97           16.65      42.60%      1.82%      1.82%      (0.11)%        546%        25,000
    3.05           11.68      35.79%      1.92%      1.92%      (0.25)%        913%         4,895

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

82

                                           NET REALIZED
                  NET ASSET       NET          AND         NET INCREASE     DISTRIBUTIONS   DISTRIBUTIONS
                   VALUE,     INVESTMENT    UNREALIZED     IN NET ASSET       FROM NET        FROM NET
                  BEGINNING     INCOME       GAINS ON     VALUE RESULTING    INVESTMENT        REALIZED         TOTAL
   YEAR ENDED     OF PERIOD     (LOSS)+    INVESTMENTS    FROM OPERATIONS      INCOME            GAINS      DISTRIBUTIONS
----------------  ---------   ----------   ------------   ---------------   -------------   -------------   -------------
ENERGY SERVICES FUND ADVISOR CLASS
 MARCH 31, 2008    $ 45.58      $(.69)       $ 10.56         $   9.87           $ --            $ --             $ --
 March 31, 2007      43.46       (.58)          2.70             2.12             --              --               --
 March 31, 2006      29.21       (.47)         14.72            14.25             --              --               --
 March 31, 2005      21.18       (.33)          8.36             8.03             --              --               --
 March 31, 2004      17.01       (.27)          4.44             4.17             --              --               --

FINANCIAL SERVICES FUND ADVISOR CLASS
 March 31, 2007      12.88        .07            .87              .94           (.06)             --             (.22)
 March 31, 2007      12.88        .07            .87              .94           (.06)             --             (.06)
 March 31, 2006      11.13        .10           1.77             1.87           (.12)             --             (.12)
 March 31, 2005      10.89        .05            .27              .32           (.08)             --             (.08)
 March 31, 2004       7.57        .04           3.32             3.36           (.04)             --             (.04)

HEALTH CARE FUND ADVISOR CLASS
 MARCH 31, 2008      14.59       (.09)          (.93)           (1.02)            --              --               --
 March 31, 2007      13.94       (.05)           .70              .65             --              --               --
 March 31, 2006      12.25       (.12)          1.81             1.69             --              --               --
 March 31, 2005      12.11       (.10)           .24              .14             --              --               --
 March 31, 2004       8.97       (.12)          3.26             3.14             --              --               --

INTERNET FUND ADVISOR CLASS
 MARCH 31, 2008      39.61       (.09)         (2.42)           (2.51)          (.15)             --             (.15)
 March 31, 2007      38.94       (.63)          1.30              .67             --              --               --
 March 31, 2006      31.41       (.55)          8.08             7.53             --              --               --
 March 31, 2005      34.85       (.60)         (2.84)           (3.44)            --              --               --
 March 31, 2004      20.05       (.54)         15.34            14.80             --              --               --

LEISURE FUND ADVISOR CLASS
 MARCH 31, 2008      34.14       (.07)         (4.01)           (4.08)            --              --               --
 March 31, 2007      31.15       (.10)          3.09             2.99             --              --               --
 March 31, 2006      29.34       (.32)          2.13             1.81             --              --               --
 March 31, 2005      26.74       (.30)          2.90             2.60             --              --               --
 March 31, 2004      17.37       (.23)          9.60             9.37             --              --               --

PRECIOUS METALS FUND ADVISOR CLASS
 MARCH 31, 2008      55.24       (.69)         13.81            13.12             --              --               --
 March 31, 2007      53.83       (.27)          1.68             1.41             --              --               --
 March 31, 2006      35.37       (.28)         18.74            18.46             --              --               --
 March 31, 2005      44.17       (.03)         (8.77)           (8.80)            --              --               --
 March 31, 2004*     31.68       (.18)         12.68            12.50           (.01)             --             (.01)

* SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 1, 2003 -- PRECIOUS METALS FUND ADVISOR CLASS.

**    ANNUALIZED

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

# NET INVESTMENT INCOME PER SHARE INCLUDES $0.84 FOR ADVISOR CLASS, RESULTING FROM A SPECIAL DIVIDEND FROM PALM, INC. ON OCTOBER 25, 2007.

## NET INVESTMENT INCOME TO AVERAGE ASSETS INCLUDES 1.91% FOR ADVISOR CLASS, RESULTING FROM A SPECIAL DIVIDEND FROM PALM, INC. ON OCTOBER 25, 2007.

                                                                   PROSPECTUS 83

                                                    RATIOS TO
                                               AVERAGE NET ASSETS:
                                         --------------------------------
NET INCREASE    NET ASSET                                         NET                    NET ASSETS,
(DECREASE) IN    VALUE,       TOTAL                            INVESTMENT   PORTFOLIO      END OF
  NET ASSET      END OF     INVESTMENT    TOTAL        NET       INCOME     TURNOVER    PERIOD (000'S
    VALUE        PERIOD      RETURN++    EXPENSES   EXPENSES     (LOSS)       RATE        OMITTED)
-------------   ---------   ----------   --------   --------   ----------   ---------   -------------
 $   9.87        $ 55.45      21.65%      1.87%      1.87%      (1.28)%        193%       $ 15,929
     2.12          45.58       4.88%      1.86%      1.86%      (1.35)%        196%         18,237
    14.25          43.46      48.78%      1.85%      1.85%      (1.33)%        324%         44,033
     8.03          29.21      37.91%      1.82%      1.82%      (1.37)%        501%         24,647
     4.17          21.18      24.51%      1.87%      1.87%      (1.39)%      1,009%         25,302

    (3.98)          9.78     (27.58)%     1.89%      1.89%       0.70%         913%          1,957
      .88          13.76       7.32%      1.84%      1.84%       0.54%         534%         16,786
     1.75          12.88      16.85%      1.85%      1.83%       0.82%         821%          6,801
      .24          11.13       2.88%      1.83%      1.83%       0.43%       1,005%         27,181
     3.32          10.89      44.45%      1.86%      1.86%       0.39%       1,200%         40,885

    (1.02)         13.57      (6.99)%     1.86%      1.86%      (0.60)%        444%         13,099
      .65          14.59       4.66%      1.85%      1.85%      (0.37)%        545%         17,327
     1.69          13.94      13.80%      1.84%      1.84%      (0.89)%        568%         14,577
      .14          12.25       1.16%      1.84%      1.84%      (0.83)%        610%         16,511
     3.14          12.11      35.01%      1.85%      1.85%      (1.05)%      1,204%         27,102

    (2.66)         36.95      (6.40)%     1.88%      1.88%      (0.21)%##      870%          1,364
      .67          39.61       1.72%      1.87%      1.87%      (1.60)%        864%            863
     7.53          38.94      23.97%      1.85%      1.85%      (1.58)%      1,371%          3,696
    (3.44)         31.41     (9.87)%      1.83%      1.83%      (1.72)%      1,947%            829
    14.80          34.85      73.82%      1.86%      1.86%      (1.81)%      1,340%         12,090

    (4.08)         30.06     (11.95)%     1.89%      1.89%      (0.22)%        646%          1,611
     2.99          34.14       9.60%      1.87%      1.87%      (0.32)%        675%          4,903
     1.81          31.15       6.17%      1.80%      1.80%      (1.10)%        734%          5,372
     2.60          29.34       9.72%      1.82%      1.82%      (1.10)%      1,046%         27,750
     9.37          26.74      53.94%      1.86%      1.86%      (1.06)%      1,870%         39,789

    13.12          68.36      23.75%      1.77%      1.77%      (1.09)%        203%         11,817
     1.41          55.24       2.62%      1.76%      1.76%      (0.51)%        259%          8,387
    18.46          53.83      52.19%      1.75%      1.75%      (0.70)%        277%         14,087
    (8.80)         35.37     (19.92)%     1.72%      1.72%      (0.09)%        358%          8,596
    12.49          44.17      39.46%      1.72%**    1.72%**    (0.68)%**      550%          2,112

* SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 1, 2003 -- PRECIOUS METALS FUND ADVISOR CLASS.

**    ANNUALIZED

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

# NET INVESTMENT INCOME PER SHARE INCLUDES $0.84 FOR ADVISOR CLASS, RESULTING FROM A SPECIAL DIVIDEND FROM PALM, INC. ON OCTOBER 25, 2007.

## NET INVESTMENT INCOME TO AVERAGE ASSETS INCLUDES 1.91% FOR ADVISOR CLASS, RESULTING FROM A SPECIAL DIVIDEND FROM PALM, INC. ON OCTOBER 25, 2007.

84

                                           NET REALIZED
                  NET ASSET       NET          AND         NET INCREASE     DISTRIBUTIONS   DISTRIBUTIONS
                   VALUE,     INVESTMENT    UNREALIZED     IN NET ASSET       FROM NET        FROM NET
                  BEGINNING     INCOME       GAINS ON     VALUE RESULTING    INVESTMENT        REALIZED         TOTAL
  YEAR ENDED      OF PERIOD     (LOSS)+    INVESTMENTS    FROM OPERATIONS      INCOME            GAINS      DISTRIBUTIONS
---------------   ---------   ----------   ------------   ---------------   -------------   -------------   -------------
RETAILING FUND ADVISOR CLASS
 MARCH 31, 2008    $ 13.97     $ (.12)       $ (2.75)        $ (2.87)           $ --            $ --           $ --
 March 31, 2007      13.07       (.10)          1.00             .90              --              --             --
 March 31, 2006      11.99       (.15)          1.23            1.08              --              --             --
 March 31, 2005      11.49       (.12)           .62             .50              --              --             --
 March 31, 2004       7.85       (.13)          3.77            3.64              --              --             --

TECHNOLOGY FUND ADVISOR CLASS
 MARCH 31, 2008      12.05       (.15)          (.63)           (.78)             --              --             --
 March 31, 2007      11.94       (.16)           .27             .11              --              --             --
 March 31, 2006      10.06       (.14)          2.05            1.91            (.03)             --           (.03)
 March 31, 2005      11.13        .02          (1.09)          (1.07)             --              --             --
 March 31, 2004       6.97       (.16)          4.32            4.16              --              --             --

TELECOMMUNICATIONS FUND ADVISOR CLASS
 MARCH 31, 2008      18.24       (.02)         (1.94)          (1.96)           (.02)             --           (.02)
 March 31, 2007      17.10        .04           1.21            1.25            (.11)             --           (.11)
 March 31, 2006      13.88        .12           3.50            3.62            (.40)             --           (.40)
 March 31, 2005      15.07        .03          (1.22)          (1.19)             --              --             --
 March 31, 2004       9.81       (.08)          5.39            5.31            (.05)             --           (.05)

TRANSPORTATION FUND ADVISOR CLASS
 MARCH 31, 2008      27.42       (.01)         (3.82)          (3.83)             --              --             --
 March 31, 2007      26.75       (.26)           .93             .67              --              --             --
 March 31, 2006      21.31       (.19)          5.63            5.44              --              --             --
 March 31, 2005      18.02       (.21)          3.50            3.29              --              --             --
 March 31, 2004      14.40       (.12)          3.74            3.62              --              --             --

UTILITIES FUND ADVISOR CLASS
 MARCH 31, 2008      30.65        .32          (2.17)          (1.85)           (.80)             --           (.80)
 March 31, 2007      24.08        .37           6.56            6.93            (.36)             --           (.36)
 March 31, 2006      22.96        .36           1.20            1.56            (.44)             --           (.44)
 March 31, 2005      20.10        .42           2.74            3.16            (.30)             --           (.30)
 March 31, 2004      16.11        .30           4.66            4.96            (.97)             --           (.97)

U.S. GOVERNMENT MONEY MARKET FUND ADVISOR CLASS
 MARCH 31, 2008      1.00         .03             --             .03            (.03)             --           (.03)
 March 31, 2007      1.00         .04             --             .04            (.04)             --           (.04)
 March 31, 2006      1.00         .02             --             .02            (.02)             --           (.02)
 March 31, 2005      1.00          --@            --              --@            (--)@            --            (--)@
 March 31, 2004      1.00          --@            --              --@            (--)@            --            (--)@

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

@     LESS THAN $.01 PER SHARE.

                                                                   PROSPECTUS 85

                                                     RATIOS TO
                                                AVERAGE NET ASSETS:
                                         --------------------------------
NET INCREASE    NET ASSET                                         NET                    NET ASSETS,
(DECREASE) IN    VALUE,       TOTAL                            INVESTMENT   PORTFOLIO      END OF
  NET ASSET      END OF     INVESTMENT    TOTAL        NET       INCOME     TURNOVER    PERIOD (000'S
    VALUE        PERIOD      RETURN++    EXPENSES   EXPENSES     (LOSS)       RATE        OMITTED)
-------------   ---------   ----------   --------   --------   ----------   ---------   -------------
  $ (2.87)       $ 11.10     (20.54)%     1.87%      1.87%      (0.89)%       1,205%        $ 800
      .90          13.97       6.89%      1.86%      1.86%      (0.73)%         952%        2,791
     1.08          13.07       9.01%      1.82%      1.82%      (1.18)%       1,163%        3,385
      .50          11.99       4.35%      1.83%      1.83%      (1.09)%       1,505%        6,445
     3.64          11.49      46.37%      1.85%      1.85%      (1.25)%       1,825%       15,863

     (.78)         11.27      (6.47)%     1.88%      1.88%      (1.16)%         694%        2,077
      .11          12.05       0.92%      1.86%      1.86%      (1.41)%         684%        4,807
     1.88          11.94      19.02%      1.84%      1.84%      (1.32)%         666%       12,737
    (1.07)         10.06      (9.61)%     1.83%      1.83%       0.21%        1,304%       10,693
     4.16          11.13      59.68%      1.86%      1.86%      (1.58)%       1,853%       17,972

    (1.98)         16.26     (10.76)%     1.88%      1.88%      (0.09)%         528%          835
     1.14          18.24       7.35%      1.83%      1.83%       0.22%          430%        6,584
     3.22          17.10      26.46%      1.82%      1.82%       0.81%          820%        8,487
    (1.19)         13.88      (7.90)%     1.86%      1.86%       0.19%        1,142%        1,922
     5.26          15.07      54.20%      1.87%      1.87%      (0.58)%       1,506%        7,376

    (3.83)         23.59     (13.97)%     1.87%      1.87%      (0.05)%         952%        5,152
      .67          27.42       2.50%      1.86%      1.86%      (0.97)%         686%        3,556
     5.44          26.75      25.53%      1.86%      1.86%      (0.81)%         669%        8,478
     3.29          21.31      18.26%      1.82%      1.82%      (1.05)%         929%        5,748
     3.62          18.02      25.14%      1.83%      1.83%      (0.73)%       1,624%        4,284

    (2.65)         28.00      (6.28)%     1.88%      1.88%       1.02%          375%        2,960
     6.57          30.65      28.90%      1.86%      1.86%       1.38%          557%       11,929
     1.12          24.08       6.76%      1.83%      1.83%       1.46%          728%        1,427
     2.86          22.96      15.78%      1.83%      1.83%       1.95%        1,124%        8,045
     3.99          20.10      31.39%      1.84%      1.84%       1.91%        1,609%        1,072

       --           1.00       3.24%      1.43%      1.43%       3.25%           --       159,111
       --           1.00       3.75%      1.42%      1.42%       3.70%           --       204,068
       --           1.00       2.28%      1.39%      1.39%       2.21%           --       151,828
       --           1.00       0.43%      1.38%      1.25%       0.39%           --       245,890
       --           1.00       0.01%      1.38%      1.08%       0.01%           --       249,599

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

@     LESS THAN $.01 PER SHARE.

86


ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED AUGUST 1, 2008. THE SAI HAS BEEN FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE U.S. SECURITIES AND EXCHANGE COMMISSION MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE U.S. SECURITIES AND EXCHANGE COMMISSION PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE U.S. SECURITIES AND EXCHANGE COMMISSION BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO:
U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE U.S. SECURITIES AND EXCHANGE COMMISSION AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.


YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUNDS OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S U.S. SECURITIES AND EXCHANGE COMMISSION REGISTRATION NUMBER IS 811-07584.

                                                                   PROSPECTUS 87

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

88

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

                                                                   PROSPECTUS 89

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

[RYDEXINVESTMENTS LOGO]

     9601 Blackwell Road - Suite 500 - Rockville, MD 20850 800.820.0888 - www.rydexinvestments.com

     RSSA-1-0808x0809

                                                              RYDEX SERIES FUNDS

                            A-CLASS AND C-CLASS SHARES PROSPECTUS AUGUST 1, 2008

                                                                    SECTOR FUNDS
BANKING                                                                 INTERNET
BASIC MATERIALS                                                          LEISURE
BIOTECHNOLOGY                                                    PRECIOUS METALS
CONSUMER PRODUCTS                                                      RETAILING
ELECTRONICS                                                           TECHNOLOGY
ENERGY                                                        TELECOMMUNICATIONS
ENERGY SERVICES                                                   TRANSPORTATION
FINANCIAL SERVICES                                                     UTILITIES
                                                                     HEALTH CARE

                                                               MONEY MARKET FUND
                                                    U.S. GOVERNMENT MONEY MARKET

                                                         [RYDEXINVESTMENTS LOGO]

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

SECTOR FUNDS
  BANKING FUND...............................................................  2
  BASIC MATERIALS FUND.......................................................  3
  BIOTECHNOLOGY FUND.........................................................  4
  CONSUMER PRODUCTS FUND.....................................................  5
  ELECTRONICS FUND...........................................................  6
  ENERGY FUND................................................................  7
  ENERGY SERVICES FUND.......................................................  8
  FINANCIAL SERVICES FUND....................................................  9
  HEALTH CARE FUND........................................................... 10
  INTERNET FUND.............................................................. 11
  LEISURE FUND............................................................... 12
  PRECIOUS METALS FUND....................................................... 13
  RETAILING FUND............................................................. 14
  TECHNOLOGY FUND............................................................ 15
  TELECOMMUNICATIONS FUND.................................................... 16
  TRANSPORTATION FUND........................................................ 17
  UTILITIES FUND............................................................. 18
MONEY MARKET FUND
  U.S. GOVERNMENT MONEY MARKET FUND.......................................... 19
PRINCIPAL RISKS OF INVESTING IN THE FUNDS.................................... 20
DESCRIPTIONS OF PRINCIPAL RISKS.............................................. 23
FUND PERFORMANCE............................................................. 33
FUND FEES AND EXPENSES....................................................... 52
MORE INFORMATION ABOUT THE FUNDS............................................. 61
SHAREHOLDER INFORMATION...................................................... 62
TRANSACTION INFORMATION...................................................... 63
SALES CHARGES................................................................ 66
  A-CLASS SHARES............................................................. 66
  C-CLASS SHARES............................................................. 69
BUYING FUND SHARES........................................................... 70
SELLING FUND SHARES.......................................................... 74
EXCHANGING FUND SHARES....................................................... 76
RYDEX ACCOUNT POLICIES....................................................... 77
DISTRIBUTION AND SHAREHOLDER SERVICES........................................ 81
DIVIDENDS AND DISTRIBUTIONS.................................................. 82
TAX INFORMATION.............................................................. 83
MANAGEMENT OF THE FUNDS...................................................... 84
FINANCIAL HIGHLIGHTS......................................................... 88
ADDITIONAL INFORMATION.......................................................100

                                                                    PROSPECTUS 1

                               RYDEX SERIES FUNDS
                                A - CLASS SHARES
                                C - CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM

SECTOR FUNDS
MONEY MARKET FUND


Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds). This Prospectus describes the following funds (the "Funds"), which are grouped into the following categories:


SECTOR FUNDS - Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund and Utilities Fund

MONEY MARKET FUND - U.S. Government Money Market Fund


The Funds are advised by PADCO Advisors, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor").

A-Class Shares and C-Class Shares of the Funds are sold through broker-dealers and other financial institutions ("financial intermediaries") whose clients take part in certain asset allocation investment programs. Investors may exchange shares of the Funds through their financial intermediary or directly through the Rydex web site - www.rydexinvestments.com - or over the phone.


RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

      o     MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

      o     ARE NOT FEDERALLY INSURED

      o     ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

      o     ARE NOT BANK DEPOSITS

      o     ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

2

BANKING FUND

A-CLASS (RYBKX)                                                C-CLASS (RYKCX)

FUND OBJECTIVE


The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Banking Fund invests substantially all (at least 80%) of its net assets in equity securities of Banking Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Banking Companies that have small to mid-sized capitalizations. Banking Companies are engaged in accepting deposits and making commercial and consumer loans and include state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve System. The Fund may also purchase American Depositary Receipts and U.S. Government securities. Under U.S. Securities and Exchange Commission regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities. The Fund invests in the securities of a limited number of issuers conducting business in the banking sector and therefore may be concentrated in an industry or group of industries within the banking sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Banking Fund is subject to a number of risks that may affect the value of its shares, including:


      o     Active Trading Risk

      o     Banking Sector Concentration Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Foreign Securities Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                                                    PROSPECTUS 3

BASIC MATERIALS FUND

A-CLASS (RYBMX)                                                C-CLASS (RYBCX)

FUND OBJECTIVE


The Basic Materials Fund seeks to provide capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Basic Materials Fund invests substantially all (at least 80%) of its net assets in equity securities of Basic Materials Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Basic Materials Companies that have small to mid-sized capitalizations. Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production and transportation of metals, textiles, and wood products. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the basic materials sector and therefore may be concentrated in an industry or group of industries within the basic materials sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Basic Materials Fund is subject to a number of risks that may affect the value of its shares, including:


      o     Active Trading Risk

      o     Basic Materials Sector Concentration Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Foreign Issuer Exposure Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

4

BIOTECHNOLOGY FUND

A-CLASS (RYBOX)                                                C-CLASS (RYCFX)

FUND OBJECTIVE


The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services ("Biotechnology Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Biotechnology Fund invests substantially all (at least 80%) of its net assets in equity securities of Biotechnology Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Biotechnology Companies that have small to mid-sized capitalizations.

Biotechnology Companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the biotechnology sector and therefore may be concentrated in an industry or group of industries within the biotechnology sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Biotechnology Fund is subject to a number of risks that may affect the value of its shares, including:


      o     Active Trading Risk

      o     Biotechnology Sector Concentration Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Foreign Issuer Exposure Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                                                    PROSPECTUS 5

CONSUMER PRODUCTS

A-CLASS (RYPDX)                                                C-CLASS (RYCPX)

FUND OBJECTIVE


The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Consumer Products Fund invests substantially all (at least 80%) of its net assets in equity securities of Consumer Products Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Consumer Products Companies that have small to mid-sized capitalizations. Consumer Products Companies include companies that manufacture, wholesale or retail food, staple retail products and non-durable goods such as beverages, tobacco, household and personal care products. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the consumer products sector and therefore may be concentrated in an industry or group of industries within the consumer products sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS


The Consumer Products Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Consumer Products Sector Concentration Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Foreign Issuer Exposure Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

6

ELECTRONICS FUND

A-CLASS (RYELX)                                                C-CLASS (RYSCX)

FUND OBJECTIVE



The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices ("Electronics Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


The Electronics Fund invests substantially all (at least 80%) of its net assets in equity securities of Electronics Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Electronics Companies that have small to mid-sized capitalizations. Electronics Companies include companies involved in the manufacture and development of semiconductors, connectors, printed circuit boards and other components; equipment vendors to electronic component manufacturers; electronic component distributors; electronic instruments and electronic systems vendors; and also include companies involved in all aspects of the electronics business and in new technologies or specialty areas. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the electronics sector and therefore may be concentrated in an industry or group of industries within the electronics sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS


The Electronics Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Electronics Sector Concentration Risk

      o     Foreign Issuer Exposure Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                                                    PROSPECTUS 7

ENERGY FUND

A-CLASS (RYENX)                                                C-CLASS (RYECX)

FUND OBJECTIVE


The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Energy Fund invests substantially all (at least 80%) of its net assets in equity securities of Energy Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Energy Companies that have small to mid-sized capitalizations. Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the energy sector and therefore may be concentrated in an industry or group of industries within the energy sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS


The Energy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Energy Sector Concentration Risk

      o     Foreign Issuer Exposure Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

8

ENERGY SERVICES FUND

A-CLASS (RYESX)                                               C-CLASS (RYVCX)

FUND OBJECTIVE


The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Energy Services Fund invests substantially all (at least 80%) of its net assets in equity securities of Energy Services Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Energy Services Companies that have small to mid-sized capitalizations. Energy Services Companies are engaged in one or more businesses in the energy services field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal; companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the energy services sector and therefore may be concentrated in an industry or group of industries within the energy services sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS


The Energy Services Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Energy Services Sector Concentration Risk

      o     Foreign Issuer Exposure Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                                                    PROSPECTUS 9

FINANCIAL SERVICES FUND

A-CLASS (RYFNX)                                                C-CLASS (RYFCX)

FUND OBJECTIVE


The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector ("Financial Services Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Financial Services Fund invests substantially all (at least 80%) of its net assets in equity securities of Financial Services Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Financial Services Companies that have small to mid-sized capitalizations. Financial Service Companies include commercial banks, savings and loan associations, insurance companies, brokerage companies and real-estate investment trusts. The Fund may also purchase American Depositary Receipts and U.S. Government securities. Under U.S. Securities and Exchange Commission regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities. The Fund invests in the securities of a limited number of issuers conducting business in the financial services sector and therefore may be concentrated in an industry or group of industries within the financial services sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS


The Financial Services Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Financial Services Sector Concentration Risk

      o     Foreign Issuer Exposure Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

10

HEALTH CARE FUND

A-CLASS (RYHEX)                                                C-CLASS (RYHCX)

FUND OBJECTIVE


The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Health Care Fund invests substantially all (at least 80%) of its net assets in equity securities of Health Care Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Health Care Companies that have small to mid-sized capitalizations. Health Care Companies include pharmaceutical companies, companies involved in the research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the health care sector and therefore may be concentrated in an industry or group of industries within the health care sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS


The Health Care Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Foreign Issuer Exposure Risk

      o     Health Care Sector Concentration Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                                                   PROSPECTUS 11

INTERNET FUND

A-CLASS (RYINX)                                                C-CLASS (RYICX)

FUND OBJECTIVE


The Internet Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet ("Internet Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Internet Fund invests substantially all (at least 80%) of its net assets in equity securities of Internet Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Internet Companies that have small to mid-sized capitalizations. Internet Companies are involved in all aspects of research, design development, manufacturing or distribution of products or services for use with the Internet or Internet related businesses. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware, software or support that impacts Internet commerce; or provide Internet access to consumers and businesses. Internet companies may also include companies that provide Intranet and Extranet services. The Fund will maintain broad representation of the various industries in the Internet sector. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the internet sector and therefore may be concentrated in an industry or group of industries within the internet sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS


The Internet Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Foreign Issuer Exposure Risk

      o     Internet Sector Concentration Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

12

LEISURE FUND

A-CLASS (RYLSX)                                                C-CLASS (RYLCX)

FUND OBJECTIVE


The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses ("Leisure Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Leisure Fund invests substantially all (at least 80%) of its net assets in equity securities of Leisure Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Leisure Companies that have small to mid-sized capitalizations. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies include hotels and resorts, restaurants, casinos, radio and television broadcasting and advertising companies, motion picture production companies, entertainment software companies, toys and sporting goods manufacturers, musical recording companies, alcohol and tobacco companies, and publishing companies. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the leisure sector and therefore may be concentrated in an industry or group of industries within the leisure sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS


The Leisure Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Foreign Issuer Exposure Risk

      o     Leisure Sector Concentration Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                                                   PROSPECTUS 13

PRECIOUS METALS FUND

A-CLASS (RYMNX)                                                C-CLASS (RYZCX)

FUND OBJECTIVE


The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services ("Precious Metals Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Precious Metals Fund invests substantially all (at least 80%) of its net assets in equity securities of Precious Metals Companies that are traded in the United States and foreign countries and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Precious Metals Companies that have small to mid-sized capitalizations. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the precious metals sector and therefore may be concentrated in an industry or group of industries within the precious metals sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS


The Precious Metals Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Foreign Issuer Exposure Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Precious Metals Sector Concentration Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Trading Halt Risk


Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

14

RETAILING FUND

A-CLASS (RYRTX)                                               C-CLASS (RYRCX)

FUND OBJECTIVE


The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers ("Retailing Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Retailing Fund invests substantially all (at least 80%) of its net assets in equity securities of Retailing Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Retailing Companies that have small to mid-sized capitalizations. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the retailing sector and therefore may be concentrated in an industry or group of industries within the retailing sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS


The Retailing Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Foreign Issuer Exposure Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Retailing Sector Concentration Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                                                   PROSPECTUS 15

TECHNOLOGY FUND

A-CLASS (RYTHX)                                               C-CLASS (RYCHX)

FUND OBJECTIVE


The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Technology Fund invests substantially all (at least 80%) of its net assets in equity securities of Technology Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Technology Companies that have small to mid-sized capitalizations. Technology Companies are companies that the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics and communications sectors. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the technology sector and therefore may be concentrated in an industry or group of industries within the technology sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS


The Technology Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Foreign Issuer Exposure Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Technology Sector Concentration Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

16

TELECOMMUNICATIONS FUND

A-CLASS (RYTLX)                                               C-CLASS (RYCSX)

FUND OBJECTIVE


The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment ("Telecommunications Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Telecommunications Fund invests substantially all (at least 80%) of its net assets in equity securities of Telecommunications Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Telecommunications Companies that have small to mid-sized capitalizations. Telecommunications Companies include traditional and wireless telephone services or equipment providers, Internet equipment and service providers, and fiber-optics. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the telecommunications sector and therefore may be concentrated in an industry or group of industries within the telecommunications sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS


The Telecommunications Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Foreign Issuer Exposure Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Telecommunications Sector Concentration Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                                                   PROSPECTUS 17

TRANSPORTATION FUND

A-CLASS (RYTSX)                                               C-CLASS (RYCNX)

FUND OBJECTIVE


The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Transportation Fund invests substantially all (at least 80%) of its net assets in equity securities of Transportation Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Transportation Companies that have small to mid-sized capitalizations. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers; parts suppliers; and companies involved in leasing, maintenance, and transportation-related services. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the transportation sector and therefore may be concentrated in an industry or group of industries within the transportation sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS


The Transportation Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Foreign Issuer Exposure Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Trading Halt Risk

      o     Transportation Sector Concentration Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

18

UTILITIES FUND

A-CLASS (RYUTX)                                               C-CLASS (RYCUX)

FUND OBJECTIVE


The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY


The Utilities Fund invests substantially all (at least 80%) of its net assets in equity securities of Utilities Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Utilities Companies that have small to mid-sized capitalizations. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the utilities sector and therefore may be concentrated in an industry or group of industries within the utilities sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS


The Utilities Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Foreign Issuer Exposure Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Trading Halt Risk

      o     Utilities Sector Concentration Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                                                   PROSPECTUS 19

U.S. GOVERNMENT MONEY MARKET FUND

A-CLASS (RYAXX)                                                C-CLASS (RYCXX)

FUND OBJECTIVE

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PRINCIPAL INVESTMENT STRATEGY

The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund may also invest in Eurodollar Time Deposits. The Fund operates under U.S. Securities and Exchange Commission rules, which impose certain liquidity, maturity, and diversification requirements on all money market funds. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

PRINCIPAL RISKS

The U.S. Government Money Market Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Interest Rate Risk

      o     Stable Price Per Share Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

20



PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.


                                                   BASIC     BIOTECH-   CONSUMER
                                      BANKING    MATERIALS    NOLOGY    PRODUCTS   ELECTRONICS    ENERGY
                                       FUND        FUND        FUND       FUND        FUND         FUND
                                      -------    ---------    ------    --------   -----------    ------
Active Trading Risk                      X           X           X          X           X            X

Depositary Receipt Risk                  X           X           X          X           X            X

Derivatives Risk                         X           X           X          X           X            X

Early Closing Risk                       X           X           X          X           X            X

Foreign Issuer Exposure Risk             X           X           X          X           X            X

Interest Rate Risk

Market Risk                              X           X           X          X           X            X

Non-Diversification Risk                 X           X           X          X           X            X

Sector Concentration Risk
(for each Fund's specific Sector
Concentration Risk see "Descriptions
of Principal Risks" below)               X           X           X          X           X            X

Small-Capitalization and Mid-
Capitalization Securities Risk           X           X           X          X           X            X

Stable Price Per Share Risk

Trading Halt Risk                        X           X           X          X           X            X

                                                                   PROSPECTUS 21

                                       ENERGY     FINANCIAL                                          PRECIOUS
                                      SERVICES    SERVICES     HEALTH CARE    INTERNET    LEISURE     METALS
                                        FUND        FUND          FUND          FUND       FUND        FUND
                                      --------    ---------    -----------    --------    -------    --------
Active Trading Risk                      X            X             X            X           X           X

Depositary Receipt Risk                  X            X             X            X           X           X

Derivatives Risk                         X            X             X            X           X           X

Early Closing Risk                       X            X             X            X           X           X

Foreign Issuer Exposure Risk             X            X             X            X           X           X

Interest Rate Risk

Market Risk                              X            X             X            X           X           X

Non-Diversification Risk                 X            X             X            X           X           X

Sector Concentration Risk (for each
Fund's specific Sector Concentration
Risk see "Descriptions of Principal
Risks" below)                            X            X             X            X           X           X

Small-Capitalization and Mid-
Capitalization Securities Risk           X            X             X            X           X           X

Stable Price Per Share Risk

Trading Halt Risk                        X            X             X           X           X           X

22

                                                                                                             U.S.
                                                                                                          GOVERNMENT
                                                                   TELECOM-       TRANS-                    MONEY
                                      RETAILING    TECHNOLOGY    MUNICATIONS    PORTATION    UTILITIES      MARKET
                                        FUND          FUND          FUND           FUND         FUND         FUND
                                      ---------    ----------    -----------    ---------    ---------    ----------
Active Trading Risk                       X            X              X             X            X

Depositary Receipt Risk                   X            X              X             X            X

Derivatives Risk                          X            X              X             X            X

Early Closing Risk                        X            X              X             X            X

Foreign Issuer Exposure Risk              X            X              X             X            X

Interest Rate Risk                                                                                            X

Market Risk                               X            X              X             X            X

Non-Diversification Risk                  X            X              X             X            X

Sector Concentration Risk
(for each Fund's specific Sector
Concentration Risk see "Descriptions
of Principal Risks" below)                X            X              X             X            X

Small-Capitalization and Mid-
Capitalization Securities Risk            X            X              X             X            X

Stable Price Per Share Risk                                                                                   X

Trading Halt Risk                         X            X              X             X            X

                                                                   PROSPECTUS 23

DESCRIPTIONS OF PRINCIPAL RISKS


ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts or ADRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the NYSE. The Fund will primarily invest in sponsored ADRs, which are issued with the support of the issuer of the foreign stock underlying the ADRs and which carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.


DERIVATIVES RISK - The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective.

24

The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.


      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.


      The risks associated with the Fund's use of futures and options contracts include:

      o The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

      o There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

      o Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

      o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

                                                                   PROSPECTUS 25

      o Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.


EARLY CLOSING RISK - The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.


FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.


INTEREST RATE RISK - Interest Rate Risk involves the potential for decline in the Fund's yield (the rate of dividends the Fund pays) in the event of declining interest rates.


MARKET RISK - The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to

26

fluctuate over time. The Fund's investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and other financial instruments may fluctuate drastically from day to day.

NON-DIVERSIFICATION RISK - To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.


SECTOR CONCENTRATION RISK - The Sector Concentration Risk applicable to each Fund is as follows:

      BANKING SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the banking sector that the Banking Fund purchases will underperform the market as a whole. To the extent that the Banking Fund's investments are concentrated in Banking Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Banking Companies. The prices of the securities of Banking Companies may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded Banking Companies, and general economic conditions that could create exposure to credit losses.


      BASIC MATERIALS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the basic materials sector that the Basic Materials Fund purchases will underperform the market as a whole. To the extent that the Basic Materials Fund's investments are concentrated in issuers conducting business in the basic materials sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Basic Materials Companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. Dollar, import controls, worldwide competition, liability for environmental

                                                                   PROSPECTUS 27

      damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

      BIOTECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the biotechnology sector that the Biotechnology Fund purchases will underperform the market as a whole. To the extent that the Biotechnology Fund's investments are concentrated in issuers conducting business in the biotechnology sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Biotechnology Companies may fluctuate widely due to patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

      CONSUMER PRODUCTS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the consumer products sector that the Consumer Products Fund purchases will underperform the market as a whole. To the extent that the Consumer Product Fund's investments are concentrated in issuers conducting business in the consumer products sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The performance of Consumer Products Companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

      ELECTRONICS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the electronics sector that the Electronics Fund purchases will underperform the market as a whole. To the extent that the Electronics Fund's investments are concentrated in issuers conducting business in the electronics sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Electronics Companies may fluctuate widely due to risks of rapid obsolescence of products, intense competition, the economic performance of their customers, high technology and research costs, and may face competition from subsidized foreign competitors with lower production costs.

      ENERGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the energy sector that the Energy Fund purchases will

28

      underperform the market as a whole. To the extent that the Energy Fund's investments are concentrated in issuers conducting business in the energy sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Companies may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

      ENERGY SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the energy services sector that the Energy Services Fund purchases will underperform the market as a whole. To the extent that the Energy Services Fund's investments are concentrated in issuers conducting business in the energy services sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Services Companies may fluctuate widely due to the supply and demand both for their specific products or services and for energy products in general, the price of oil and gas, exploration and production spending, governmental regulation and environmental issues, and world events and economic conditions generally affecting energy supply companies.


      FINANCIAL SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the financial services sector that the Financial Services Fund purchases will underperform the market as a whole. To the extent that the Financial Services Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial Services Companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.


      HEALTH CARE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the health care sector that the Health Care Fund purchases will underperform the market as a whole. To the extent that the Health Care Fund's investments are concentrated in issuers conducting business in the health care sector, the Fund is subject to legislative or regulatory changes,

                                                                   PROSPECTUS 29

      adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

      INTERNET SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the Internet sector that the Internet Fund purchases will underperform the market as a whole. To the extent that the Internet Fund's investments are concentrated in issuers conducting business in the Internet sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Internet Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing their products to market and rapid obsolescence of products.

      LEISURE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the leisure sector that the Leisure Fund purchases will underperform the market as a whole. To the extent that the Leisure Fund's investments are concentrated in issuers conducting business in the leisure sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Securities of Leisure Companies may be considered speculative, and generally exhibit greater volatility than the overall market. The prices of the securities of Leisure Companies may fluctuate widely due to unpredictable earnings, due in part to changing consumer tastes and intense competition, strong reaction to technological developments and to the threat of increased government regulation, particularly in the gaming arena.

      PRECIOUS METALS SECTOR CONCENTRATION RISK - The risk that the relatively few securities of issuers in the mining industry that the Precious Metals Fund purchases will underperform the market as a whole. To the extent that the Precious Metals Fund's investments are concentrated in issuers conducting business in the precious metals sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry, as well as to the volatility of global prices for precious metals. The prices of precious metals and securities of Precious Metals Companies may fluctuate widely due to

30

      changes in inflation or inflation expectations, currency fluctuations, speculation, worldwide demand and political developments in precious metals producing countries.

      RETAILING SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the retailing sector that the Retailing Fund purchases will underperform the market as a whole. To the extent that the Retailing Fund's investments are concentrated in issuers conducting business in the retailing sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Retailing Companies may fluctuate widely due to consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a Retailing Company's success is often tied to its ability to anticipate and react to changing consumer tastes. Many Retailing Companies are thinly capitalized, and are dependent upon a relatively few number of business days to achieve their overall results.

      TECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the technology sector that the Technology Fund purchases will underperform the market as a whole. To the extent that the Technology Fund's investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Technology Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

      TELECOMMUNICATIONS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the telecommunications sector that the Telecommunications Fund purchases will underperform the market as a whole. To the extent that the Telecommunications Fund's investments are concentrated in issuers conducting business in the telecommunications sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Telecommunications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation

                                                                   PROSPECTUS 31

      trends may lead to increased regulation of Telecommunications Companies in their primary markets.

      TRANSPORTATION SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the transportation sector that the Transportation Fund purchases will underperform the market as a whole. To the extent that the Transportation Fund's investments are concentrated in issuers conducting business in the transportation sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Transportation Companies may fluctuate widely due to their cyclical nature, occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures.

      UTILITIES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the utilities sector that the Utilities Fund purchases will underperform the market as a whole. To the extent that the Utilities Fund's investments are concentrated in issuers conducting business in the utilities sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Utilities Companies may fluctuate widely due to government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources or pollution control.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with larger capitalizations, securities of small-capitalization and medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. Small-capitalization and medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

32

STABLE PRICE PER SHARE RISK - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.


TRADING HALT RISK - The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair value" method to price its outstanding contracts or securities.

                                                                   PROSPECTUS 33

FUND PERFORMANCE

The following bar charts show the performance of the C-Class Shares of the Funds from year to year. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of the A-Class Shares and C-Class Shares of the Funds as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. The after-tax returns are calculated using the highest historical federal income and capital gains tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Returns After Taxes on Distributions assume a continued investment in a Fund and show the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other classes of shares will differ from those shown below. Of course, this past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.

34


BANKING FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -30.16%.

                                  [BAR GRAPH]


Year            Quarter Return
----            --------------
2002                -3.16%
2003                30.13%
2004                12.58%
2005                -4.37%
2006                 9.65%
2007               -28.15%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 15.31%              (quarter ended 12/31/2007) -17.96%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                 Since Inception
A-CLASS SHARES                                 Past 1 Year         (9/1/2004)
--------------------                          -------------      ---------------
Return Before Taxes                               -31.03%           -6.84%
Return After Taxes on Distributions               -31.31%           -7.41%
Return After Taxes on Distributions and
   Sale of Fund Shares                            -20.16%           -6.02%
S&P 500 Index (1)                                   5.49%           10.92%

                                                                 Since Inception
C-CLASS SHARES                    Past 1 Year    Past 5 Years      (3/30/2001)
--------------------             ------------   --------------   ---------------
Return Before Taxes                -28.15%          1.99%             0.83%
Return After Taxes on
  Distributions                    -28.45%          1.51%             0.11%
Return After Taxes on
  Distributions and
  Sale of Fund Shares              -18.29%          1.46%             0.30%
S&P 500 Index (1)                    5.49%         12.83%             5.37%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 35

BASIC MATERIALS FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS 5.41%.

                                  [BAR GRAPH]

Year          Quarter Return
----          --------------
2002              -14.53%
2003               31.45%
2004               19.37%
2005                2.72%
2006               20.89%
2007               33.44%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2003) 21.58%              (quarter ended 9/30/2002) -24.18%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                 Since Inception
A-CLASS SHARES                                 Past 1 Year          (9/1/2004)
--------------------                          -------------      ---------------
Return Before Taxes                                 28.07%           20.48%
Return After Taxes on Distributions                 27.99%           20.27%
Return After Taxes on Distributions and
   Sale of Fund Shares                              18.24%           17.77%
S&P 500 Index (1)                                    5.49%           10.92%

                                                                 Since Inception
C-CLASS SHARES                    Past 1 Year    Past 5 Years      (5/3/2001)
--------------------             ------------   --------------   ---------------
Return Before Taxes                 33.44%         21.06%            12.15%
Return After Taxes
   on Distributions                 33.35%         20.87%            11.93%
Return After Taxes
   on Distributions and
   Sale of Fund Shares              21.73%         18.60%            10.59%
S&P 500 Index (1)                    5.49%         12.83%             4.28%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

36

BIOTECHNOLOGY FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -4.79%.

                                  [BAR GRAPH]

Year            Quarter Return
----            --------------
2002               -46.14%
2003                44.83%
2004                 0.83%
2005                10.65%
2006                -4.06%
2007                 4.67%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003)26.58%                (quarter ended 6/30/2002) -33.69%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                 Since Inception
A-CLASS SHARES                                  Past 1 Year         (9/1/2004)
--------------------                           ------------      ---------------
Return Before Taxes                               0.50%               4.88%
Return After Taxes on Distributions               0.50%               4.88%
Return After Taxes on Distributions and
   Sale of Fund Shares                            0.33%               4.18%
S&P 500 Index (1)                                 5.49%              10.92%

                                                                 Since Inception
C-CLASS SHARES                    Past 1 Year    Past 5 Years      (3/30/2001)
--------------------             ------------   --------------   ---------------
Return Before Taxes                  4.67%          10.17%            -0.11%
Return After Taxes
   on Distributions                  4.67%          10.17%            -0.11%
Return After Taxes
   on Distributions and
   Sale of Fund Shares               3.04%           8.87%            -0.09%
S&P 500 Index (1)                    5.49%          12.83%             5.37%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 37

CONSUMER PRODUCTS FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -12.24%.

                                  [BAR GRAPH]


Year           Quarter Return
----           --------------
2002               -4.51%
2003               20.35%
2004               12.15%
2005               -1.66%
2006               16.07%
2007               10.16%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003)14.91%                (quarter ended 9/30/2002) -11.61%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                 Since Inception
A-CLASS SHARES                                  Past 1 Year         (9/1/2004)
--------------------                           ------------      ---------------
Return Before Taxes                                5.74%              8.88%
Return After Taxes on Distributions                5.40%              8.59%
Return After Taxes on Distributions and
   Sale of Fund Shares                             3.74%              7.47%
S&P 500 Index (1)                                  5.49%             10.92%

                                                                 Since Inception
C-CLASS SHARES                    Past 1 Year    Past 5 Years      (7/24/2001)
--------------------             ------------   --------------   ---------------
Return Before Taxes                  10.16%        11.16%             8.77%
Return After Taxes
   on Distributions                   9.78%        10.94%             8.55%
Return After Taxes
   on Distributions and
   Sale of Fund Shares                6.60%         9.61%             7.53%
S&P 500 Index (1)                     5.49%        12.83%             5.42%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

38

ELECTRONICS FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -13.62%.

                                  [BAR GRAPH]


Year            Quarter Return
----            --------------
2002               -49.75%
2003                70.86%
2004               -21.72%
2005                 3.72%
2006                 5.39%
2007                -3.07%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 36.52%               (quarter ended 9/30/2002) -38.80%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                 Since Inception
A-CLASS SHARES                                  Past 1 Year         (9/1/2004)
--------------------                           ------------      ---------------
Return Before Taxes                               -7.08%              5.80%
Return After Taxes on Distributions               -7.08%              5.80%
Return After Taxes on Distributions and
   Sale of Fund Shares                            -4.60%              4.98%
S&P 500 Index (1)                                  5.49%             10.92%

                                                                 Since Inception
C-CLASS SHARES                    Past 1 Year    Past 5 Years      (3/26/2001)
--------------------             ------------   --------------   ---------------
Return Before Taxes                  -3.07%         7.22%            -7.09%
Return After Taxes
   on Distributions                  -3.07%         7.22%            -7.09%
Return After Taxes
   on Distributions and
   Sale of Fund Shares               -1.99%         6.26%            -5.81%
S&P 500 Index (1)                     5.49%        12.83%             5.47%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 39

ENERGY FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS 20.36%.

                              [BAR GRAPH]

Year                                   Quarter Return
----                                   --------------
2002                                        -14.09%
2003                                         22.83%
2004                                         31.27%
2005                                         37.34%
2006                                         10.85%
2007                                         32.10%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 9/30/2005) 20.05%               (quarter ended 9/30/2002) -18.57%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                               Since Inception
A-CLASS SHARES                                   Past 1 Year     (9/1/2004)
--------------                                   -----------   ---------------
Return Before Taxes                                  26.82%           27.02%
Return After Taxes on Distributions                  26.28%           26.56%
Return After Taxes on Distributions and
   Sale of Fund Shares                               18.04%           23.63%
S&P 500 Index (1)                                     5.49%           10.92%

                                                                              Since Inception
C-CLASS SHARES                                   Past 1 Year   Past 5 Years     (4/19/2001)
--------------                                   -----------   ------------   ---------------
Return Before Taxes                                  32.10%        26.53%           14.40%
Return After Taxes on Distributions                  31.52%        26.18%           14.09%
Return After Taxes on Distributions and
   Sale of Fund Shares                               21.52%        23.66%           12.67%
S&P 500 Index (1)                                     5.49%        12.83%            4.20%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

40

ENERGY SERVICES FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS 25.08%.

                               [BAR GRAPH]

Year                                   Quarter Return
----                                   --------------
2002                                        -11.46%
2003                                          7.84%
2004                                         33.40%
2005                                         47.08%
2006                                         10.06%
2007                                         36.01%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 9/30/2005) 22.58%               (quarter ended 9/30/2002) -18.70%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                               Since Inception
A-CLASS SHARES                                   Past 1 Year      (9/1/2004)
--------------                                   -----------   ---------------
Return Before Taxes                                 30.53%         29.96%
Return After Taxes on Distributions                 30.53%         29.96%
Return After Taxes on Distributions and
   Sale of Fund Shares                              19.84%         26.45%
S&P 500 Index (1)                                    5.49%         10.92%

                                                                              Since Inception
C-CLASS SHARES                                   Past 1 Year   Past 5 Years     (3/30/2001)
--------------                                   -----------   ------------   ---------------
Return Before Taxes                                 36.01%         25.93%           11.38%
Return After Taxes on Distributions                 36.01%         25.93%           11.38%
Return After Taxes on Distributions and
   Sale of Fund Shares                              23.41%         23.24%           10.06%
S&P 500 Index (1)                                    5.49%         12.83%            5.37%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 41

FINANCIAL SERVICES FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -23.73%.

                              [BAR GRAPH]

Year                                   Quarter Return
----                                   --------------
2002                                        -16.46%
2003                                         28.58%
2004                                         16.05%
2005                                          2.18%
2006                                         14.81%
2007                                        -19.66%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 17.04%               (quarter ended 9/30/2002) -19.71%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                               Since Inception
A-CLASS SHARES                                   Past 1 Year     (9/1/2004)
--------------                                   -----------   ---------------
Return Before Taxes                                -22.82%           0.84%
Return After Taxes on Distributions                -23.31%           0.42%
Return After Taxes on Distributions and
   Sale of Fund Shares                             -14.82%           0.49%
S&P 500 Index (1)                                    5.49%          10.92%

                                                                              Since Inception
C-CLASS SHARES                                   Past 1 Year   Past 5 Years     (4/19/2001)
--------------                                   -----------   ------------   ---------------
Return Before Taxes                                -19.66%          7.06%           1.33%
Return After Taxes on Distributions                -20.19%          6.73%           1.02%
Return After Taxes on Distributions
   and Sale of Fund Shares                         -12.77%          5.92%           0.95%
S&P 500 Index (1)                                    5.49%         12.83%           4.20%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

42

HEALTH CARE FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -10.54%.

                               [BAR GRAPH]

Year                                   Quarter Return
----                                   --------------
2002                                        -20.81%
2003                                         30.82%
2004                                          5.17%
2005                                          9.43%
2006                                          3.61%
2007                                          5.19%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 16.39%               (quarter ended 6/30/2002) -15.64%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                               Since Inception
A-CLASS SHARES                                   Past 1 Year     (9/1/2004)
--------------                                   -----------   ---------------
Return Before Taxes                                  0.93%           6.76%
Return After Taxes on Distributions                  0.93%           6.76%
Return After Taxes on Distributions and
     Sale of Fund Shares                             0.60%           5.81%
S&P 500 Index (1)                                    5.49%          10.92%

                                                                              Since Inception
C-CLASS SHARES                                   Past 1 Year   Past 5 Years     (3/30/2001)
--------------                                   -----------   ------------   ---------------
Return Before Taxes                                  5.19%         10.41%            4.14%
Return After Taxes on Distributions                  5.19%         10.41%            4.14%
Return After Taxes on Distributions and
     Sale of Fund Shares                             3.37%          9.09%            3.58%
S&P 500 Index (1)                                    5.49%         12.83%            5.37%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 43

INTERNET FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -14.51%.

                               [BAR GRAPH]

Year                                   Quarter Return
----                                   --------------
2002                                        -44.07%
2003                                         62.42%
2004                                         11.82%
2005                                         -2.99%
2006                                          7.23%
2007                                         10.44%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2002) 31.76%              (quarter ended 6/30/2002) -31.67%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                               Since Inception
A-CLASS SHARES                                   Past 1 Year     (9/1/2004)
--------------                                   -----------   ---------------
Return Before Taxes                                  6.02%           9.86%
Return After Taxes on Distributions                  5.89%           9.82%
Return After Taxes on Distributions and
   Sale of Fund Shares                               3.91%           8.49%
S&P 500 Index (1)                                    5.49%          10.92%

                                                                              Since Inception
C-CLASS SHARES                                   Past 1 Year   Past 5 Years     (4/19/2001)
--------------                                   -----------   ------------   ---------------
Return Before Taxes                                 10.44%         15.85%           -3.32%
Return After Taxes on Distributions                 10.31%         15.82%           -3.34%
Return After Taxes on Distributions and
   Sale of Fund Shares                               6.79%         13.96%           -2.79%
S&P 500 Index (1)                                    5.49%         12.83%            4.20%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

44

LEISURE FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -21.67%.

                               (BAR GRAPH)

Year                                   Quarter Return
----                                   --------------
2002                                        -16.10%
2003                                         33.28%
2004                                         21.92%
2005                                         -6.20%
2006                                         20.16%
2007                                         -1.92%


Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2003)18.17%                (quarter ended 9/30/2002) -17.65%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                               Since Inception
A-CLASS SHARES                                   Past 1 Year     (9/1/2004)
--------------                                   -----------   ---------------
Return Before Taxes                                 -5.90%            8.41%
Return After Taxes on Distributions                 -5.90%            8.41%
Return After Taxes on Distributions and
   Sale of Fund Shares                              -3.84%            7.24%
S&P 500 Index (1)                                    5.49%           10.92%

                                                                              Since Inception
C-CLASS SHARES                                   Past 1 Year   Past 5 Years      (5/3/2001)
--------------                                   -----------   ------------   ---------------
Return Before Taxes                                 -1.92%         12.43%            2.02%
Return After Taxes on Distributions                 -1.92%         12.43%            2.02%
Return After Taxes on Distributions and
   Sale of Fund Shares                              -1.25%         10.89%            1.73%
S&P 500 Index (1)                                    5.49%         12.83%            4.28%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 45

PRECIOUS METALS FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS 4.34%.

                               (BAR GRAPH)

Year                                   Quarter Return
----                                   --------------
2002                                        -46.88%
2003                                         40.81%
2004                                        -14.94%
2005                                         20.34%
2006                                         20.35%
2007                                         18.67%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2002) 32.19%               (quarter ended 6/30/2004) -21.20%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                               Since Inception
A-CLASS SHARES                                   Past 1 Year      (9/1/2004)
--------------                                   -----------   ---------------
Return Before Taxes                                  13.93%          17.39%
Return After Taxes on Distributions                  13.93%          17.39%
Return After Taxes on Distributions and
   Sale of Fund Shares                                9.06%          15.15%
S&P 500 Index (1)                                     5.49%          10.92%

                                                                              Since Inception
C-CLASS SHARES                                   Past 1 Year   Past 5 Years     (4/27/2001)
--------------                                   -----------   ------------   ---------------
Return Before Taxes                                 18.67%         15.53%            18.61%
Return After Taxes on Distributions                 18.67%         15.53%            18.57%
Return After Taxes on Distributions and
   Sale of Fund Shares                              12.13%         13.69%            16.68%
S&P 500 Index (1)                                    5.49%         12.83%             4.22%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

46

RETAILING FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -12.65%.

                               (BAR GRAPH)

Year                                   Quarter Return
----                                   --------------
2002                                        -24.54%
2003                                         32.64%
2004                                          8.33%
2005                                          3.76%
2006                                          8.31%
2007                                        -13.53%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003)19.59%                (quarter ended 9/30/2002) -18.98%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                               Since Inception
A-CLASS SHARES                                   Past 1 Year     (9/1/2004)
--------------                                   -----------   ---------------
Return Before Taxes                                -17.01%           2.24%
Return After Taxes on Distributions                -17.01%           2.24%
Return After Taxes on Distributions and
   Sale of Fund Shares                             -11.05%           1.91%
S&P 500 Index (1)                                    5.49%          10.92%

                                                                              Since Inception
C-CLASS SHARES                                   Past 1 Year   Past 5 Years      (5/9/2001)
--------------                                   -----------   ------------   ---------------
Return Before Taxes                                 -13.53%          6.90%          0.96%
Return After Taxes on Distributions                 -13.53%          6.90%          0.96%
Return After Taxes on Distributions and
   Sale of Fund Shares                               -8.79%          5.98%          0.82%
S&P 500 Index (1)                                     5.49%         12.83%          4.20%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 47

TECHNOLOGY FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -11.72%.

                               (BAR GRAPH)

Year                                   Quarter Return
----                                   --------------
2002                                        -40.77%
2003                                         55.57%
2004                                         -0.73%
2005                                          1.56%
2006                                          5.41%
2007                                         10.95%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 26.57%               (quarter ended 6/30/2002) -27.71%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                               Since Inception
A-CLASS SHARES                                   Past 1 Year     (9/1/2004)
--------------                                   -----------   ---------------
Return Before Taxes                                  6.58%            9.73%
Return After Taxes on Distributions                  6.58%            9.70%
Return After Taxes on Distributions and
   Sale of Fund Shares                               4.27%            8.38%
S&P 500 Index (1)                                    5.49%           10.92%

                                                                              Since Inception
C-CLASS SHARES                                   Past 1 Year   Past 5 Years     (4/18/2001)
--------------                                   -----------   ------------   ---------------
Return Before Taxes                                 10.95%        12.90%             -1.93%
Return After Taxes on Distributions                 10.95%        12.88%             -1.94%
Return After Taxes on Distributions and
   Sale of Fund Shares                               7.12%        11.30%             -1.63%
S&P 500 Index (1)                                    5.49%        12.83%              4.39%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

48

TELECOMMUNICATIONS FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -16.42%.

                               (BAR GRAPH)

Year                                   Quarter Return
----                                   --------------
2002                                        -43.79%
2003                                         31.08%
2004                                         12.15%
2005                                         -1.36%
2006                                         17.87%
2007                                          8.31%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2002) 35.77%              (quarter ended 6/30/2002) -29.86%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)


                                                               Since Inception
A-CLASS SHARES                                   Past 1 Year     (9/1/2004)
--------------                                   -----------   ---------------
Return Before Taxes                                  3.86%          10.77%
Return After Taxes on Distributions                  3.83%          10.39%
Return After Taxes on Distributions and
   Sale of Fund Shares                               2.51%           9.06%
S&P 500 Index (1)                                    5.49%          10.92%

                                                                              Since Inception
C-CLASS SHARES                                   Past 1 Year   Past 5 Years     (4/18/2001)
--------------                                   -----------   ------------   ---------------
Return Before Taxes                                  8.31%         13.11%          -4.56%
Return After Taxes on Distributions                  8.27%         12.81%          -4.77%
Return After Taxes on Distributions and
   Sale of Fund Shares                               5.40%         11.31%          -3.92%
S&P 500 Index (1)                                    5.49%         12.83%           4.39%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 49

TRANSPORTATION FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -4.10%.

                               (BAR GRAPH)

Year                                   Quarter Return
----                                   --------------
2002                                        -13.68%
2003                                         17.55%
2004                                         20.56%
2005                                          6.77%
2006                                          6.30%
2007                                         -9.70%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2004) 17.46%              (quarter ended 9/30/2002) -19.03%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                               Since Inception
A-CLASS SHARES                                   Past 1 Year     (9/1/2004)
--------------                                   -----------   ---------------
Return Before Taxes                                 -13.43%         6.14%
Return After Taxes on Distributions                 -13.43%         6.14%
Return After Taxes on Distributions and
   Sale of Fund Shares                               -8.73%         5.27%
S&P 500 Index (1)                                     5.49%        10.92%

                                                                              Since Inception
C-CLASS SHARES                                   Past 1 Year   Past 5 Years     (5/14/2001)
--------------                                   -----------   ------------   ---------------
Return Before Taxes                                 -9.70%          7.75%            2.70%
Return After Taxes on Distributions                 -9.70%          7.75%            2.70%
Return After Taxes on Distributions and
   Sale of Fund Shares                              -6.31%          6.72%            2.32%
S&P 500 Index (1)                                    5.49%         12.83%            4.28%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

50

UTILITIES FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -4.26%.

                               (BAR GRAPH)

Year                                   Quarter Return
----                                   --------------
2002                                        -33.32%
2003                                         24.15%
2004                                         15.49%
2005                                          9.11%
2006                                         19.13%
2007                                         12.08%


Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 20.09%               (quarter ended 9/30/2002) -23.39%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                               Since Inception
A-CLASS SHARES                                   Past 1 Year     (9/1/2004)
--------------                                   -----------   ---------------
Return Before Taxes                                  7.51%           14.19%
Return After Taxes on Distributions                  6.57%           13.36%
Return After Taxes on Distributions and
   Sale of Fund Shares                               4.88%           11.79%
S&P 500 Index (1)                                    5.49%           10.92%

                                                                              Since Inception
C-CLASS SHARES                                   Past 1 Year   Past 5 Years     (4/27/2001)
--------------                                   -----------   ------------   ---------------
Return Before Taxes                                 12.08%          15.88%           -0.28%
Return After Taxes on Distributions                 11.05%          14.88%           -1.43%
Return After Taxes on Distributions and
   Sale of Fund Shares                               7.85%          13.32%           -1.00%
S&P 500 Index (1)                                    5.49%          12.83%            4.22%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 51

U.S. GOVERNMENT MONEY MARKET FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS 0.48%.

                               (BAR GRAPH)

Year                                   Quarter Return
----                                   --------------
2001                                         2.32%
2002                                         0.11%
2003                                         0.01%
2004                                         0.03%
2005                                         1.30%
2006                                         3.05%
2007                                         3.18%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2001) 1.00%                        (quarter ended 3/31/2003)

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                               Since Inception
A-CLASS SHARES                                   Past 1 Year     (3/31/2004)
--------------                                   -----------   ---------------
Return Before Taxes                                  3.95%          2.68%

                                                                              Since Inception
C-CLASS SHARES                                   Past 1 Year   Past 5 Years     (10/19/2000)
--------------                                   -----------   ------------   ---------------
Return Before Taxes                                  3.18%          1.51%            1.52%

YIELD

Call 800.820.0888 for the U.S. Government Money Market Fund's current yield.

52

FUND FEES AND EXPENSES


The tables below describe the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Funds described in this Prospectus.

                                                                 BANKING
                                                            ------------------
                                                            A-CLASS    C-CLASS
                                                            -------    -------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) (1)
Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of initial purchase price) (2)              4.75%      None
Maximum Deferred Sales Charge (Load) (as a percentage
of initial purchase price or current market value,
whichever is less) (3)                                       None (4)   1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                              0.85%      0.85%
Distribution And/Or Shareholder Service (12b-1) Fees         0.25%      1.00%
Other Expenses                                               0.45%      0.50%
                                                             ----       ----
Total Annual Fund Operating Expenses                         1.55%      2.35%
                                                             ====       ====

                                                                ELECTRONICS
                                                             -----------------
                                                             A-CLASS   C-CLASS
                                                             -------   -------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) (1)
Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of initial purchase price) (2)               4.75%     None
Maximum Deferred Sales Charge (Load) (as a percentage of
initial purchase price or current market value, whichever
is less) (3)                                                  None (4)  1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                               0.85%     0.85%
Distribution And/Or Shareholder Service (12b-1) Fees          0.25%     1.00%
Other Expenses                                                0.52%     0.53%
                                                              ----      ----
Total Annual Fund Operating Expenses                          1.62%     2.38%
                                                              ====      ====

(1) THE FUNDS WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.

(2) REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES." THIS SALES CHARGE DOES NOT APPLY TO THE U.S. GOVERNMENT MONEY MARKET FUND.

(3) THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH RYDEX DISTRIBUTORS, INC. (THE "DISTRIBUTOR") TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

(4) FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NET ASSET VALUE ("NAV"), WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1.00% CONTINGENT DEFERRED SALES CHARGE ("CDSC") BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER.

                                                                   PROSPECTUS 53

                                                        Basic Materials      Biotechnology     Consumer Products
                                                       -----------------   -----------------   -----------------
                                                       A-Class   C-Class   A-Class   C-Class   A-Class   C-Class
                                                       -------   -------   -------   -------   -------   -------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) (1)
Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of initial purchase price) (2)           4.75%      None     4.75%      None     4.75%      None
Maximum Deferred Sales Charge (Load) (as a percentage
of initial purchase price or current market value,
whichever is less) (3)                                    None (4)   1.00%    None (4)   1.00%    None (4)   1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                           0.85%      0.85%    0.85%      0.85%    0.85%      0.85%
Distribution And/Or Shareholder Service (12b-1) Fees      0.25%      1.00%    0.25%      1.00%    0.25%      1.00%
Other Expenses                                            0.52%      0.52%    0.52%      0.53%    0.53%      0.52%
                                                          ----       ----     ----       ----     ----       ----
 Total Annual Fund Operating Expenses                     1.62%      2.37%    1.62%      2.38%    1.63%      2.37%
                                                          ====       ====     ====       ====     ====       ====

                                                                 ENERGY         ENERGY SERVICES    FINANCIAL SERVICES
                                                           -----------------   -----------------   ------------------
                                                           A-CLASS   C-CLASS   A-CLASS   C-CLASS   A-CLASS   C-CLASS
                                                           -------   -------   -------   -------   -------   -------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) (1)
Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of initial purchase price) (2)               4.75%      None     4.75%      None     4.75%     None
Maximum Deferred Sales Charge (Load) (as a percentage of
initial purchase price or current market value, whichever
is less) (3)                                                  None (4)   1.00%    None (4)   1.00%    None (4)  1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                               0.85%      0.85%    0.85%      0.85%    0.85%     0.85%
Distribution And/Or Shareholder Service (12b-1) Fees          0.25%      1.00%    0.25%      1.00%    0.25%     1.00%
Other Expenses                                                0.51%      0.51%    0.52%      0.52%    0.49%     0.52%
                                                              ----       ----     ----       ----     ----      ----
 Total Annual Fund Operating Expenses                         1.61%      2.36%    1.62%      2.37%    1.59%     2.37%
                                                              ====       ====     ====       ====     ====      ====

(1) THE FUNDS WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.

(2) REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES." THIS SALES CHARGE DOES NOT APPLY TO THE U.S. GOVERNMENT MONEY MARKET FUND.

(3) THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH RYDEX DISTRIBUTORS, INC. (THE "DISTRIBUTOR") TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

(4) FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NET ASSET VALUE ("NAV"), WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1.00% CONTINGENT DEFERRED SALES CHARGE ("CDSC") BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER.

                                                               HEALTH CARE
                                                           -------------------
                                                           A-CLASS     C-CLASS
                                                           -------     -------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) (1)
Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of initial purchase price) (2)               4.75%       None
Maximum Deferred Sales Charge (Load) (as a percentage
of initial purchase price or current market value,
whichever is less) (3)                                        None (4)    1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                               0.85%       0.85%
Distribution And/Or Shareholder Service (12b-1) Fees          0.25%       1.00%
Other Expenses                                                0.51%       0.52%
                                                              ----        ----
Total Annual Fund Operating Expenses                          1.61%       2.37%
                                                              ====        ====

                                                                 RETAILING
                                                             -----------------
                                                             A-CLASS   C-CLASS
                                                             -------   -------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) (1)
Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of initial purchase price) (2)               4.75%      None
Maximum Deferred Sales Charge (Load) (as a percentage
of initial purchase price or current market value,
whichever is less) (3)                                        None (4)   1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                               0.85%      0.85%
Distribution And/Or Shareholder Service (12b-1) Fees          0.25%      1.00%
Other Expenses                                                0.53%      0.52%
                                                              ----       ----
Total Annual Fund Operating Expenses                          1.63%      2.37%
                                                              ====       ====

(1) THE FUNDS WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.

(2) REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES." THIS SALES CHARGE DOES NOT APPLY TO THE U.S. GOVERNMENT MONEY MARKET FUND.

(3) THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH RYDEX DISTRIBUTORS, INC. (THE "DISTRIBUTOR") TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

(4) FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NET ASSET VALUE ("NAV"), WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1.00% CONTINGENT DEFERRED SALES CHARGE ("CDSC") BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER.

                                                                   PROSPECTUS 55

                                                          INTERNET             LEISURE         PRECIOUS METALS
                                                      -----------------   -----------------   -----------------
                                                      A-CLASS   C-CLASS   A-CLASS   C-CLASS   A-CLASS   C-CLASS
                                                      -------   -------   -------   -------   -------   -------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) (1)
Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of initial purchase price) (2)          4.75%      None     4.75%      None     4.75%     None
Maximum Deferred Sales Charge (Load) (as a percentage
of initial purchase price or current market value,
whichever is less) (3)                                  None (4)   1.00%    None (4)   1.00%    None (4)  1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                         0.85%      0.85%    0.85%      0.85%    0.75%     0.75%
Distribution And/Or Shareholder Service (12b-1) Fees    0.25%      1.00%    0.25%      1.00%    0.25%     1.00%
Other Expenses                                          0.53%      0.52%    0.57%      0.55%    0.52%     0.52%
                                                        ----       ----     ----       ----     ----      ----
Total Annual Fund Operating Expenses                    1.63%      2.37%    1.67%      2.40%    1.52%     2.27%
                                                        ====       ====     ====       ====     ====      ====

                                                                    TECHNOLOGY       TELECOMMUNICATIONS   TRANSPORTATION
                                                                 -----------------   -----------------   -----------------
                                                                 A-CLASS   C-CLASS   A-CLASS   C-CLASS   A-CLASS   C-CLASS
                                                                 -------   -------   -------   -------   -------   -------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) (1)
Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of initial purchase price) (2)                   4.75%      None     4.75%      None     4.75%      None
Maximum Deferred Sales Charge (Load) (as a percentage
of initial purchase price or current market value,
whichever is less) (3)                                             None (4)   1.00%    None (4)   1.00%    None (4)   1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                                   0.85%      0.85%    0.85%      0.85%    0.85%      0.85%
Distribution And/Or Shareholder Service (12b-1) Fees              0.25%      1.00%    0.25%      1.00%    0.25%      1.00%
Other Expenses                                                    0.50%      0.50%    0.51%      0.52%    0.52%      0.53%
                                                                  ----       ----     ----       ----     ----       ----
Total Annual Fund Operating Expenses                              1.60%      2.35%    1.61%      2.37%    1.62%      2.38%
                                                                  ====       ====     ====       ====     ====       ====

(1) THE FUNDS WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.

(2) REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES." THIS SALES CHARGE DOES NOT APPLY TO THE U.S. GOVERNMENT MONEY MARKET FUND.

(3) THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH RYDEX DISTRIBUTORS, INC. (THE "DISTRIBUTOR") TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

(4) FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NET ASSET VALUE ("NAV"), WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1.00% CONTINGENT DEFERRED SALES CHARGE ("CDSC") BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER.

                                                            UTILITIES
                                                         -----------------
                                                         A-CLASS   C-CLASS
                                                         -------   -------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) (1)
Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of initial purchase price) (2)           4.75%      None

Maximum Deferred Sales Charge (Load) (as a percentage
of initial purchase price or current market value,
whichever is less) (3)                                    None (4)    1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                           0.85%      0.85%
Distribution And/Or Shareholder Service (12b-1) Fees      0.25%      1.00%
Other Expenses                                            0.53%      0.53%
                                                          ----       ----
Total Annual Fund Operating Expenses                      1.63%      2.38%
                                                          ====       ====

(1) THE FUNDS WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.

(2) REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES." THIS SALES CHARGE DOES NOT APPLY TO THE U.S. GOVERNMENT MONEY MARKET FUND.

(3) THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH RYDEX DISTRIBUTORS, INC. (THE "DISTRIBUTOR") TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

(4) FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NET ASSET VALUE ("NAV"), WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1.00% CONTINGENT DEFERRED SALES CHARGE ("CDSC") BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER.

                                                                   PROSPECTUS 57

                                                   U.S. GOVERNMENT MONEY MARKET
                                                   ----------------------------
                                                    A-CLASS             C-CLASS
                                                    -------             -------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) (1)
Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of initial purchase price) (2)        None                None

Maximum Deferred Sales Charge (Load) (as a percentage
of initial purchase price or current market value,
whichever is less) (3)                                 None                1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                        0.50%               0.50%
Distribution And/Or Shareholder Service (12b-1) Fees   0.25%               1.00%
Other Expenses                                         0.43%               0.43%
                                                       ----                ----
Total Annual Fund Operating Expenses                   1.18%               1.93%
                                                       ====                ====

(1) THE FUNDS WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.

(2) REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES." THIS SALES CHARGE DOES NOT APPLY TO THE U.S. GOVERNMENT MONEY MARKET FUND.

(3) THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH RYDEX DISTRIBUTORS, INC. (THE "DISTRIBUTOR") TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

(4) FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NET ASSET VALUE ("NAV"), WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1.00% CONTINGENT DEFERRED SALES CHARGE ("CDSC") BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER.

58

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in A-Class Shares and C-Class Shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your costs based on these assumptions.


FUND                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------   ------   -------   -------   --------
BANKING - A-CLASS SHARES             $  625   $   941   $ 1,280   $  2,233
BANKING - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:              $  338   $   733   $ 1,255   $  2,686
   IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:       $  238   $   733   $ 1,255   $  2,686
BASIC MATERIALS - A-CLASS SHARES     $  632   $   962   $ 1,314   $  2,306
BASIC MATERIALS - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:              $  340   $   739   $ 1,265   $  2,706
   IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:       $  240   $   739   $ 1,265   $  2,706
BIOTECHNOLOGY - A-CLASS SHARES       $  632   $   962   $ 1,314   $  2,306
BIOTECHNOLOGY FUND - C-CLASS
   SHARES
   IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:              $  341   $   742   $ 1,270   $  2,716
   IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:       $  241   $   742   $ 1,270   $  2,716
CONSUMER PRODUCTS - A-CLASS SHARES   $  633   $   965   $ 1,319   $  2,316
CONSUMER PRODUCTS - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:              $  340   $   739   $ 1,265   $  2,706
   IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:       $  240   $   739   $ 1,265   $  2,706
ELECTRONICS - A-CLASS SHARES         $  632   $   962   $ 1,314   $  2,306
ELECTRONICS - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:              $  341   $   742   $ 1,270   $  2,716
   IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:       $  241   $   742   $ 1,270   $  2,716
ENERGY - A-CLASS SHARES              $  631   $   959   $ 1,309   $  2,295
ENERGY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:              $  339   $   736   $ 1,260   $  2,696
   IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:       $  239   $   736   $ 1,260   $  2,696

                                                                 PROSPECTUS  59

FUND                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------   ------   -------   -------   --------
ENERGY SERVICES - A-CLASS SHARES     $  632   $   962   $ 1,314   $  2,306
ENERGY SERVICES - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:              $  340   $   739   $ 1,265   $  2,706
   IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:       $  240   $   739   $ 1,265   $  2,706
FINANCIAL SERVICES - A-CLASS
   SHARES                            $  629   $   953   $ 1,300   $  2,274
FINANCIAL SERVICES - C-CLASS
   SHARES
   IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:              $  340   $   739   $ 1,265   $  2,706
   IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:       $  240   $   739   $ 1,265   $  2,706
HEALTH CARE - A-CLASS SHARES         $  631   $   959   $ 1,309   $  2,295
HEALTH CARE - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:              $  340   $   739   $ 1,265   $  2,706
   IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:       $  240   $   739   $ 1,265   $  2,706
INTERNET - A-CLASS SHARES            $  633   $   965   $ 1,319   $  2,316
INTERNET - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:              $  340   $   739   $ 1,265   $  2,706
   IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:       $  240   $   739   $ 1,265   $  2,706
LEISURE - A-CLASS SHARES             $  637   $   976   $ 1,339   $  2,357
LEISURE - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:              $  343   $   748   $ 1,280   $  2,736
   IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:       $  243   $   748   $ 1,280   $  2,736
PRECIOUS METALS - A-CLASS SHARES     $  622   $   932   $ 1,265   $  2,201
PRECIOUS METALS - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:              $  330   $   709   $ 1,215   $  2,605
   IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:       $  230   $   709   $ 1,215   $  2,605
RETAILING - A-CLASS SHARES           $  633   $   965   $ 1,319   $  2,316
RETAILING - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:              $  340   $   739   $ 1,265   $  2,706
   IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:       $  240   $   739   $ 1,265   $  2,706
TECHNOLOGY - A-CLASS SHARES          $  630   $   956   $ 1,304   $  2,285
TECHNOLOGY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:              $  338   $   733   $ 1,255   $  2,686
   IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:       $  238   $   733   $ 1,255   $  2,686

60

FUND                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------   ------   -------   -------   --------
TELECOMMUNICATIONS - A-CLASS
   SHARES                            $  631   $   959   $ 1,309   $  2,295
TELECOMMUNICATIONS - C-CLASS
   SHARES
   IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:              $  340   $   739   $ 1,265   $  2,706
   IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:       $  240   $   739   $ 1,265   $  2,706
TRANSPORTATION - A-CLASS SHARES      $  632   $   962   $ 1,314   $  2,306
TRANSPORTATION - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:              $  341   $   742   $ 1,270   $  2,716
   IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:       $  241   $   742   $ 1,270   $  2,716
UTILITIES - A-CLASS SHARES           $  633   $   965   $ 1,319   $  2,316
UTILITIES - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:              $  341   $   742   $ 1,270   $  2,716
   IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:       $  241   $   742   $ 1,270   $  2,716
U.S. GOVERNMENT MONEY MARKET -
   A-CLASS                           $  120   $   375   $   649   $  1,432
U.S. GOVERNMENT MONEY MARKET -
   C-CLASS
   IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:              $  296   $   606   $ 1,042   $  2,254
   IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:       $  196   $   606   $ 1,042   $  2,254

                                                                 PROSPECTUS  61

MORE INFORMATION ABOUT THE FUNDS:

ADVISOR'S INVESTMENT METHODOLOGY

The Advisor develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with the Funds' respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.


SECTOR FUNDS. In managing the Sector Funds, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market. Because appropriate published indices are not available for many of the Sector Funds, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for each sector using Global Industry Classification Standard (GICS) codes. The Advisor then employs a quantitative screen to ensure minimum capitalization and liquidity standards. The resulting portfolio is weighted to meet diversification standards and to generate returns respective of that sector. The Advisor closely monitors the efficacy of this methodology, and makes periodic changes in the composition of the Sector Funds to ensure that each Fund remains a valid representative of its sector.


OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

62

INVESTING WITH RYDEX:

SHAREHOLDER INFORMATION

A-Class Shares and C-Class Shares are offered primarily through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. For more information on opening an account, call Rydex Client Services at 800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

   MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

   The minimum initial investment amounts and minimum account balance requirements for A-Class Shares or C-Class Shares are:

       o     $1,000 for retirement accounts

       o     $2,500 for all other accounts

   Accounts opened through a financial intermediary will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.


   There are no minimum amounts for subsequent investments in the Funds except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures."


   Rydex reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

   Purchases of C-Class Shares of a Fund requested in an amount of $1,000,000 or more will be automatically made in A-Class Shares of that Fund.

                                                                 PROSPECTUS  63

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

      o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

      o Attach a copy of the trust document when establishing a trust account.

      o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

      o You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

      o     BE SURE TO SIGN THE APPLICATION.

      o If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION


This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the NYSE closes early - such as in advance of holidays generally observed by the NYSE or as otherwise permitted by the U.S. Securities and Exchange Commission - the Funds reserve the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The NYSE holiday schedule is included in the SAI and Rydex will post advance notice of early closings at WWW.RYDEXINVESTMENTS.COM.


Notwithstanding the foregoing, the U.S. Government Money Market Fund reserves the right to accept orders to purchase or redeem shares on any day that is not a Business Day and the Federal Reserve Bank of New York or National Securities Clearing Corporation remains open. In addition, the U.S. Government Money Market Fund may designate special hours of operation on any such day. In the event that the U.S. Government Money Market Fund

64

invokes the right to accept orders to purchase or redeem shares on any day that is not a Business Day and/or adopt special hours of operation, the U.S. Government Money Market Fund will post advance notice of these events at www.rydexinvestments.com.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer, subject to any applicable front end sales charge. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

                                               AFTERNOON
METHOD                  FUND                 CUT-OFF TIME
------------   -----------------------   -----------------------
By Mail        All Funds                 Market Close

By Phone       Sector Funds              3:30 P.M., Eastern Time

               U.S. Government Money     1:00 P.M., Eastern Time
               Market Fund*

By Internet    Sector Funds              3:45 P.M., Eastern Time

               U.S. Government Money     1:00 P.M., Eastern Time
               Market Fund*

By Financial   Sector Funds and U.S.     Market Close**
Intermediary   Government Money Market
               Fund


* TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND FOR THE U.S. GOVERNMENT MONEY MARKET FUND, THE FUND MUST RECEIVE YOUR WIRE PURCHASE ORDER BY 1:00 P.M., EASTERN TIME. ALL REDEMPTION ORDERS RECEIVED PRIOR TO 1:00 P.M., EASTERN TIME WILL NOT RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND. ALL REDEMPTION ORDERS RECEIVED AFTER 1:00 P.M., EASTERN TIME ARE ENTITLED TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND.


** EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE EARLIER CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.


EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

                                                                 PROSPECTUS  65

   CALCULATING NAV

   The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable sales charges. Each Fund calculates its NAV by:

   o    Taking the current market value of its total assets

   o    Subtracting any liabilities

   o    Dividing that amount by the total number of shares owned by shareholders


   The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time).
   If the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE - the Funds will calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI. For more information on these early closings, please call 800.820.0888 or visit the Rydex web site - www.rydexinvestments.com.


   In calculating NAV, the Funds generally value their investment portfolios based on the market price of the securities as of the time the Funds determine NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

   The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

   The U.S. Government Money Market Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Funds' Board of Trustees.

   More information about the valuation of the Funds' holdings and the amortized cost method can be found in the SAI.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your

66

financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

SALES CHARGES

A-CLASS SHARES

A-Class Shares are sold at NAV, plus the applicable front-end sales charge. The sales charge is used to pay your financial intermediary a sales commission up to a total of 4.75% of the purchase price of your investment in connection with your initial purchase. However, in some cases, described below, your purchase may not be subject to an initial sales charge, and the offering price will be the NAV. In other cases, you may be eligible for a reduced sales charge. The sales charge varies depending on the amount of your purchase. The current sales charge rates are as follows:

                         SALES CHARGE AS % OF   SALES CHARGE AS % OF NET
 AMOUNT OF INVESTMENT       OFFERING PRICE          AMOUNT INVESTED
----------------------   --------------------   ------------------------
Less than $100,000                4.75%                   4.99%
$100,000 but less than
$250,000                          3.75%                   3.90%
$250,000 but less than
$500,000                          2.75%                   2.83%
$500,000 but less than
$1,000,000                        1.60%                   1.63%
$1,000,000 or greater              *                        *

* FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NAV, WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1% CDSC BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER. THE CDSC IS USED TO REIMBURSE THE DISTRIBUTOR FOR PAYING YOUR FINANCIAL INTERMEDIARY A SALES COMMISSION UP TO A TOTAL OF 1.00% OF THE PURCHASE PRICE OF YOUR INVESTMENT IN CONNECTION WITH YOUR INITIAL PURCHASE. FOR MORE INFORMATION ABOUT WHETHER YOUR FINANCIAL INTERMEDIARY HAS ENTERED INTO SUCH AN ARRANGEMENT, CONTACT YOUR INTERMEDIARY DIRECTLY.

                                                                 PROSPECTUS  67

SALES CHARGE FOR THE U.S. GOVERNMENT MONEY MARKET FUND

You will not be charged a sales charge for purchases of A-Class Shares of the U.S. Government Money Market Fund. If you exchange your A-Class Shares of the U.S. Government Money Market Fund for A-Class Shares of another Fund, the exchange will be treated as an initial purchase of the other Fund, and applicable sales charges will apply.

HOW TO REDUCE YOUR SALES CHARGE

You may be eligible to purchase A-Class Shares for reduced sales charges. To qualify for these reductions, you or your financial intermediary must provide sufficient information, IN WRITING AND AT THE TIME OF PURCHASE, to verify that your purchase qualifies for such treatment. For additional information, including information on aggregating purchases among related accounts to receive reduced sales charges, see the SAI. Consistent with the policies described in this Prospectus, you and your "immediate family" (your spouse and your children under the age of 21) may combine your Fund holdings to reduce your sales charge.

      o RIGHTS OF ACCUMULATION. To qualify for the lower sales charge rates that apply to larger purchases of A-Class Shares, you may combine your new purchases of A-Class Shares with the shares of any other A-Class Shares or C-Class Shares of Rydex Funds that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other A-Class and C-Class Shares that you own. Additionally, you may combine simultaneous purchases of A-Class Shares of one Rydex Fund with A-Class Shares of any other Rydex Fund to reduce the sales charge rate that applies to the purchase of A-Class Shares of any Rydex Fund. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.

      o LETTERS OF INTENT. Under a Letter of Intent ("LOI"), you commit to purchase a specified dollar amount of A-Class Shares of Rydex Funds during a 13-month period. At your written request, A-Class Share purchases made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Funds to hold in escrow 4% of the total amount you intend to purchase. If you do not complete the

68

            total intended purchase at the end of the 13-month period, the Funds' transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

SALES CHARGE WAIVERS

The sales charge on purchases of A-Class Shares is waived for certain types of investors, including:

      o REPURCHASE OF A-CLASS SHARES. If you have redeemed A-Class Shares of any Rydex Fund within the past 365 days, you may repurchase an equivalent amount of A-Class Shares of any Rydex Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 365 days of your redemption. Note that if you reacquire shares through separate installments (E.G., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 365 days of your redemption.

      o Directors and officers of any fund sponsored by the Advisor or any of its subsidiaries and their immediate families (E.G., spouse, children, mother or father).

      o Employees of the Advisor and their immediate families, or any full-time employee or registered representative of the Distributor or of broker-dealers having dealer agreements with the Distributor (a "Selling Broker") and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

      o Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the Funds' shares and their immediate families.

      o Participants in certain "wrap-fee" or asset allocation programs or other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor.

      o Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor.

                                                                 PROSPECTUS  69

      o Employer-sponsored retirement plans including, but not limited to, those that qualify under Sections 403(b), 401(a), 401(k) or 457 of the Internal Revenue Code of 1986, as amended, where at the time of purchase the Distributor has been notified in writing that such plan has at least $100 million in assets or 100 participating employees. Employer-sponsored retirement plans do not include IRAs, Roth IRAs, SEP or SARSEP plans, profit-sharing plans, single participant plans or plans covering self-employed individuals and their employees; such account types, however, may apply for sales charge reductions. Please see the SAI for more information.

The Funds do not waive sales charges for the reinvestment of proceeds from the sale of shares of a non-Rydex Fund where those shares were subject to a front-end sales charge (sometimes called an NAV Transfer).

SALES CHARGE EXCEPTIONS

You will not pay initial sales charges on the following:

      o     Purchases of A-Class Shares of the U.S. Government Money Market
            Fund.

      o     A-Class Shares purchased by reinvesting dividends and distributions.

      o When exchanging A-Class Shares of one Fund for A-Class Shares of another Fund, unless you are exchanging A-Class Shares of the U.S. Government Money Market Fund that have not previously been subject to a sales charge.

C-CLASS SHARES

C-Class Shares are sold at NAV, without any up-front sales charge, so that the full amount of your purchase is invested in the Funds. However, if you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your initial purchase price or current market value, whichever is lower. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your initial purchase. If your intermediary has entered into arrangements with the Distributor to forego receipt of that initial 1.00% sales commission, the Funds will waive any otherwise applicable CDSC when you redeem your C-Class Shares. For more information about whether your broker-dealer has entered into such an arrangement, contact your intermediary directly.

70

WAIVER OF CDSC

The CDSC will be waived for the redemption of C-Class Shares:

      o purchased through a financial intermediary that has entered into arrangements with the Distributor to forego receipt of an initial sales commission;

      o     purchased by reinvesting dividends;

      o     following the death or disability of a shareholder;

      o on the first 10% of shares that are sold within 12 months of purchase; or

      o resulting from a Fund exercising its right to redeem accounts that maintain a balance below the current applicable minimum investment.

The policy of waiving the CDSC for certain redemptions may be modified or discontinued, with respect to new shareholders, at any time.

BUYING FUND SHARES

The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order.

PURCHASE PROCEDURES


The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds. Any payment instrument refused will generally be returned to you within twenty-four (24) hours of Rydex's refusal to accept such instrument, but in no event later than seventy-two (72) hours after such refusal.

Retirement contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.


You may buy shares and send your purchase proceeds by any of the following methods:

                                                                   PROSPECTUS 71

BY MAIL

IRA AND OTHER RETIREMENT ACCOUNTS REQUIRE ADDITIONAL PAPERWORK.

CALL RYDEX CLIENT SERVICES TO REQUEST A RETIREMENT ACCOUNT INVESTOR APPLICATION KIT.

         INITIAL PURCHASE                         SUBSEQUENT PURCHASES
--------------------------------------   --------------------------------------
Complete the account application that    Complete the Rydex investment slip
corresponds to the type of account       included with your quarterly statement
you are opening                          or send written purchase
                                         instructions that include:

o  MAKE SURE TO DESIGNATE THE RYDEX      o  YOUR NAME
   FUND(S) YOU WANT TO PURCHASE.

o  MAKE SURE YOUR INVESTMENT             o  YOUR SHAREHOLDER ACCOUNT NUMBER
   MEETS THE ACCOUNT MINIMUM.

                                         o  THE RYDEX FUND(S) YOU WANT TO
                                            PURCHASE.

                  Make your check payable to RYDEX INVESTMENTS.

      Your check must be drawn on a U.S. bank and payable in U.S. Dollars.

    Include the name of the Rydex Fund(s) you want to purchase on your check.

           IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE,
            YOUR INVESTMENT WILL BE CREDITED TO THE U.S. GOVERNMENT
                               MONEY MARKET FUND.

Mail your application and check to:   Mail your written purchase
                                      instructions and check to:

MAILING ADDRESS:

Rydex Investments
Attn: Ops. Dept.
9601 Blackwell Road, Suite 500
Rockville, MD 20850

72

BY WIRE

RYDEX CLIENT SERVICES PHONE NUMBER:
800.820.0888

OR

301.296.5406

       INITIAL PURCHASE                 SUBSEQUENT PURCHASES
-----------------------------   -----------------------------------
Submit new account paperwork,   Be sure to designate in your
and then call Rydex to obtain   wire instructions the Rydex
your account number.            Fund(s) you want to purchase.

o  MAKE SURE TO DESIGNATE THE
   RYDEX FUND(S) YOU WANT TO
   PURCHASE.

o  MAKE SURE YOUR INVESTMENT
   MEETS THE ACCOUNT MINIMUM.

To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order, YOU MUST CALL RYDEX CLIENT SERVICES AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE TRANSACTION CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE PURCHASING:

o     Account Number

o     Fund Name

o     Amount of Wire

o     Fed Wire Reference Number (upon request)

You will receive a confirmation number to verify that your purchase order has been accepted.

        IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING WIRE,
          YOUR PURCHASE ORDER WILL NOT BE PROCESSED UNTIL THE BUSINESS
                     DAY FOLLOWING THE RECEIPT OF THE WIRE.

WIRE INSTRUCTIONS:
U.S. Bank
Cincinnati, OH
Routing Number: 0420-00013
For Account of: Rydex Investments
Account Number: 48038-9030
[Your Name]
[Your shareholder account number]

        IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE,
            YOUR INVESTMENT WILL BE CREDITED TO THE U.S. GOVERNMENT
                               MONEY MARKET FUND.

                                                                 PROSPECTUS 73

BY ACH (FAX)

RYDEX FAX NUMBER:
301.296.5103

BY ACH (INTERNET)

          INITIAL PURCHASE                      SUBSEQUENT PURCHASES
-----------------------------------   -----------------------------------------
Submit new account paper-             SUBSEQUENT PURCHASES MADE
work, and then call Rydex to          VIA ACH MUST BE A MINIMUM
obtain your account number.           OF $50. To make a subsequent
Be sure to complete the               purchase, send written purchase
"Electronic Investing (via            instructions that include:
ACH)" section. Then, fax it
to Rydex. (ONLY Individual,           o  YOUR NAME
Joint and UGMA/UTMA
accounts may be opened by             o  YOUR SHAREHOLDER ACCOUNT NUMBER
fax).
                                      o  THE RYDEX FUND(S) YOU WANT TO PURCHASE

o  MAKE SURE TO INCLUDE A             o  ACH BANK INFORMATION (IF NOT ON RECORD)
   LETTER OF INSTRUCTION REQUESTING
   THAT WE PROCESS YOUR PURCHASE BY
   ACH.

o  MAKE SURE TO DESIGNATE THE
   RYDEX FUND(S) YOU WANT TO
   PURCHASE.

o  MAKE SURE YOUR INVESTMENT
   MEETS THE ACCOUNT MINIMUM.

                  Follow the directions on the Rydex web site -
                            www.rydexinvestments.com

CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

      o     if your bank does not honor your check for any reason

      o     if the transfer agent (Rydex) does not receive your wire transfer

      o     if the transfer agent (Rydex) does not receive your ACH transfer

      o     if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

74

SELLING FUND SHARES


The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the Funds' next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times, and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent or your financial intermediary.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the U.S. Securities and Exchange Commission. The Funds reserve the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If a Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.


REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send redemption orders to Rydex by:

  MAIL      Rydex Investments
            Attn: Ops. Dept.
            9601 Blackwell Road, Suite 500
            Rockville, MD 20850

  FAX       301.296.5103
            If you send your redemption order by fax, you must call Rydex Client
            Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.

TELEPHONE   800.820.0888 or 301.296.5406 (not available for retirement accounts)

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

      o     your name

      o     your shareholder account number

      o     Fund name(s)

      o     dollar amount or number of shares you would like to sell

      o whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

                                                                 PROSPECTUS 75

    o signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically, via ACH, or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

    SIGNATURE GUARANTEES

    Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Funds may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum investment amount. However, the

76

Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES


Unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of A-Class Shares or C-Class Shares of any Rydex Fund for A-Class Shares or C-Class Shares of any other Rydex Fund on the basis of the respective NAVs of the shares involved. An exchange of A-Class Shares of the U.S. Government Money Market Fund that have not previously been subject to a sales charge will be treated as an initial purchase of the other Rydex Fund, and applicable sales charges will apply. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent or your financial intermediary prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" for additional information. The exchange privilege may be modified or discontinued at any time.


EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send exchange requests to Rydex by:

  MAIL     Rydex Investments
           Attn: Ops. Dept.
           9601 Blackwell Road, Suite 500
           Rockville, MD 20850

  FAX      301.296.5101
           If you send your exchange request by fax, you must call Rydex Client
           Services at 800.820.0888 to verify that your fax was received and when it will be processed.

TELEPHONE  800.820.0888 OR 301.296.5406

INTERNET Follow the directions on the Rydex web site - www.rydexinvestments.com

                                                                 PROSPECTUS 77

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

      o     your name

      o     your shareholder account number

      o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

      o dollar amount, number of shares or percentage of Fund position involved in the exchange

      o signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS

On any Business Day, investors may make exchanges of A-Class Shares or C-Class Shares of the Funds for A-Class Shares or C-Class Shares of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS DO NOT ALLOW UNLIMITED TRADING. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling
800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.

RYDEX ACCOUNT POLICIES

SHAREHOLDER IDENTIFICATION AND VERIFICATION


Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of

78

business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while they are in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.


Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account and to obtain the appropriate forms, please visit the Rydex web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your financial intermediary's name, and you want to transfer the registration to another financial intermediary or want the shares registered in your name, then you should contact your financial intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure,

                                                                   PROSPECTUS 79

and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (E.G., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES


Rydex may charge the following administrative fees on accounts held directly through the Funds' transfer agent for services associated with the following:

80

      o $15 for wire transfers of redemption proceeds under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver

      o     $50 on purchase checks returned for insufficient funds

      o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

      o $15 for standard overnight packages (fee may be higher for special delivery options)


      o     $25 for bounced drafts or ACH transactions


      o     $15 per year for low balance accounts

      o The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee (and any unpaid annual maintenance fee) will be deducted from the proceeds of your redemption. You may pay the annual maintenance fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted from your account.

ACCOUNT FEE WAIVERS


The following fees will be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged: the annual maintenance fee for retirement accounts; and the wire transfer charge of $15 for wire redemptions less than $5,000. Additionally, the wire transfer charge of $15 for wire redemptions less than $5,000 will be waived for accounts that are held directly through the Funds' transfer agent that also have an adviser.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Because the Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market

                                                                   PROSPECTUS 81

timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

RIGHTS RESERVED BY THE FUNDS

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES

A-CLASS SHARES


The Funds have adopted a Distribution Plan applicable to A-Class Shares that allows the Funds to pay distribution fees to the Distributor and other firms that provide distribution services ("Service Providers"). The Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Distributor generally will, in turn, pay the Service Provider out of its fees. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.


C-CLASS SHARES


The Funds have adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to C-Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds' average daily net assets. The annual 0.75% distribution fee reimburses the Distributor for paying your intermediary a sales commission. The annual 0.25% service fee compensates your intermediary for providing on-

82

going services to you. The Distributor advances the first year's distribution and service fees, and retains the distribution and service fees on accounts with no authorized intermediary of record. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.


COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds, except the U.S. Government Money Market Fund, which declares dividends daily and pays them monthly or upon redemption. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid

                                                                   PROSPECTUS 83

after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

      o Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.


      o The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. The U.S. Government Money Market Fund expects to make primarily distributions that will not be treated as qualified dividend income.


      o Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

      o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

      o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

84

      o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

      o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

      o Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

      o A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

      o If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR


PADCO Advisors, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds

                                                                   PROSPECTUS 85

paid the Advisor a fee for the fiscal year ended March 31, 2008 at an annualized rate based on the average daily net assets of each Fund, as set forth below:


                                                         ADVISORY
FUND                                                        FEE
----                                                     --------
BANKING                                                    0.85%
BASIC MATERIALS                                            0.85%
BIOTECHNOLOGY                                              0.85%
CONSUMER PRODUCTS                                          0.85%
ELECTRONICS                                                0.85%
ENERGY                                                     0.85%
ENERGY SERVICES                                            0.85%
FINANCIAL SERVICES                                         0.85%
HEALTH CARE                                                0.85%
INTERNET                                                   0.85%
LEISURE                                                    0.85%
PRECIOUS METALS                                            0.75%
RETAILING                                                  0.85%
TECHNOLOGY                                                 0.85%
TELECOMMUNICATIONS                                         0.85%
TRANSPORTATION                                             0.85%
UTILITIES                                                  0.85%
U.S. GOVERNMENT MONEY MARKET                               0.50%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.


A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement is available in the Funds' September 30, 2007 Semi-Annual Report to Shareholders, which covers the period April 1, 2007 to September 30, 2007.


PORTFOLIO MANAGEMENT


Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of six investment professionals that are responsible for overseeing different functions within the

86

Portfolio Department. Including Mr. Byrum, those members include Michael Dellapa as the Director of Alternative Investment Strategies, Ryan Harder as Senior Portfolio Manager, Douglas Holmes as the Director of Stock Selection and Asset Allocation, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 15 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following four individuals are jointly and primarily responsible for the management of the Funds.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa, Harder, and Holmes. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, and helped to create the Sector Funds, all of which except the Sector Funds are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

MICHAEL J. DELLAPA, CFA, CAIA, Director of Alternative Investment Strategies - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, including the Absolute Return Strategies Fund and the Hedged Equity Fund, which are offered in a separate prospectus. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy (which is offered in a separate prospectus), Healthcare, Biotechnology, and Consumer Products Funds. In 2005, Mr. Dellapa

                                                                   PROSPECTUS 87

became Director of Investment Research and in 2007 became the Director of Alternative Investment Strategies. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund since September 2005.

RYAN A. HARDER, CFA, Senior Portfolio Manager - Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Absolute Return Strategies, Hedged Equity, High Yield Strategy and Inverse High Yield Strategy Funds, all of which are offered in a separate prospectus. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed each Fund since March 2008.

DOUGLAS HOLMES, CFA, Director of Stock Selection and Asset Allocation - As the Director of Stock Selection and Asset Allocation, Mr. Holmes oversees the development and daily maintenance of the stock selection and asset allocation methodologies employed by the Rydex Funds. While Mr. Holmes is involved in the management of all of the Rydex Funds, he focuses on the management of the Alternative Investment, Essential Portfolio and Sector Funds, all of which except the Sector Funds are offered in a separate prospectus. Mr. Holmes first became associated with Rydex as a consultant in September 2004. In October 2005, Mr. Holmes accepted a permanent position as the Strategic Advisor and in September 2007 was named the Director of Stock Selection and Asset Allocation. Mr. Holmes has been a member of the ILT since its inception. Prior to his association with Rydex, Mr. Holmes was a 20-year veteran of State Street Global Advisors as the department head of the US Indexing Department, the US Active Department, and finally the Global Enhanced Department. He holds a BS degree in mathematics from Northeastern University. Mr. Holmes has co-managed each Fund since March 2008.


Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

88

FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years (or, if shorter, the period of operations of the Funds' A-Class Shares or C-Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended March 31, 2008 and 2007 has been audited by

                                                                                 NET INCREASE
                                                                NET REALIZED      (DECREASE)
                                     NET ASSET       NET            AND          IN NET ASSET     DISTRIBUTION   DISTRIBUTIONS
                                       VALUE,    INVESTMENT      UNREALIZED     VALUE RESULTING     FROM NET        FROM NET
                                     BEGINNING     INCOME      GAINS (LOSSES)         FROM         INVESTMENT       REALIZED
YEAR ENDED                           OF PERIOD     (LOSS)+     ON INVESTMENTS      OPERATIONS        INCOME           GAINS
----------------------------         ---------   ----------    --------------   ---------------   ------------   -------------
BANKING FUND A-CLASS
   MARCH 31, 2008                    $   10.47    $   .20       $      (3.42)    $      (3.22)      $    (.10)     $      --
   March 31, 2007                        10.34        .17                .04              .21            (.08)            --
   March 31, 2006                         9.72        .14                .64              .78            (.16)            --
   March 31, 2005*                       10.06        .06               (.14)            (.08)           (.26)            --
BANKING FUND C-CLASS
   MARCH 31, 2008                        10.27        .16              (3.38)           (3.22)           (.10)            --
   March 31, 2007                        10.20        .07                .08              .15            (.08)            --
   March 31, 2006                         9.66        .06                .64              .70            (.16)            --
   March 31, 2005                         9.87        .04                .01              .05            (.26)            --
   March 31, 2004                         7.12        .04               2.79             2.83            (.08)            --
BASIC MATERIALS FUND A-CLASS
   MARCH 31, 2008                        40.92        .03               7.94             7.97            (.09)            --
   March 31, 2007                        34.19        .33               6.70             7.03            (.30)            --
   March 31, 2006                        29.84        .29               4.25             4.54            (.19)            --
   March 31, 2005*                       25.80        .07               3.97             4.04              --             --
BASIC MATERIALS FUND C-CLASS
   MARCH 31, 2008                        39.76       (.28)              7.63             7.35            (.09)            --
   March 31, 2007                        33.48        .04               6.54             6.58            (.30)            --
   March 31, 2006                        29.44        .03               4.20             4.23            (.19)            --
   March 31, 2005                        24.68       (.12)              4.88             4.76              --             --
   March 31, 2004                        16.86       (.14)              8.09             7.95            (.13)            --
BIOTECHNOLOGY FUND A-CLASS
   MARCH 31, 2008                        20.30       (.27)               .51              .24              --             --
   March 31, 2007                        22.50       (.31)             (1.89)           (2.20)             --             --
   March 31, 2006                        16.93       (.33)              5.90             5.57              --             --
   March 31, 2005*                       17.89       (.16)              (.80)            (.96)             --             --
BIOTECHNOLOGY FUND C-CLASS
   MARCH 31, 2008                        19.95       (.42)               .50              .08              --             --
   March 31, 2007                        22.27       (.46)             (1.86)           (2.32)             --             --
   March 31, 2006                        16.87       (.47)              5.87             5.40              --             --
   March 31, 2005                        19.92       (.42)             (2.63)           (3.05)             --             --
   March 31, 2004                        13.47       (.43)              6.88             6.45              --             --

* SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004 -- BANKING FUND A-CLASS, BASIC MATERIALS FUND A-CLASS AND BIOTECHNOLOGY FUND A-CLASS.

**    ANNUALIZED

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

                                                                   PROSPECTUS 89

Ernst & Young LLP, whose report, along with the financial statements and related notes, appear in the Funds' 2008 Annual Report. The information for each of the periods through March 31, 2006 was audited by a predecessor independent registered public accounting firm. The 2008 Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2008 Annual Report is incorporated by reference in the SAI.

                                                          RATIOS TO
                                                      AVERAGE NET ASSETS:
                                                      -------------------
                     NET         NET                                                       NET ASSETS,
                  INCREASE      ASSET                               NET                       END OF
                 (DECREASE)     VALUE,      TOTAL               INVESTMENT     PORTFOLIO      PERIOD
    TOTAL       IN NET ASSET    END OF   INVESTMENT    TOTAL      INCOME        TURNOVER     (000'S
DISTRIBUTIONS       VALUE       PERIOD    RETURN++   EXPENSES     (LOSS)          RATE       OMITTED)
-------------   ------------   --------  ----------  --------   ----------     ---------   -----------
$       (.10)    $   (3.32)    $  7.15    (30.90)%    1.55%        2.33%          1,417%    $    547
        (.08)          .13       10.47      1.96%     1.62%        1.54%            954%         187
        (.16)          .62       10.34      8.07%     1.62%        1.40%          1,834%          97
        (.26)         (.34)       9.72     (0.95)%    1.57%**      1.03%**        1,692%          15

        (.10)        (3.32)       6.95    (31.51)%    2.35%        1.89%          1,417%       3,408
        (.08)          .07       10.27      1.40%     2.37%        0.63%            954%       3,180
        (.16)          .54       10.20      7.29%     2.35%        0.59%          1,834%         673
        (.26)         (.21)       9.66      0.35%     2.34%        0.43%          1,692%         867
        (.08)         2.75        9.87     39.76%     2.37%        0.41%          1,435%       1,829

        (.09)         7.88       48.80     19.47%     1.62%        0.07%            225%       6,985
        (.30)         6.73       40.92     20.65%     1.62%        0.92%            442%       2,076
        (.19)         4.35       34.19     15.29%     1.63%        0.97%            826%         659
          --          4.04       29.84     15.66%     1.55%**      0.44%**          891%         210

        (.09)         7.26       47.02     18.48%     2.37%       (0.63)%           225%      12,725
        (.30)         6.28       39.76     19.74%     2.37%        0.11%            442%       7,017
        (.19)         4.04       33.48     14.44%     2.36%        0.11%            826%       6,041
          --          4.76       29.44     19.29%     2.32%       (0.43)%           891%       7,421
        (.13)         7.82       24.68     47.25%     2.38%       (0.62)%         1,669%       5,311

          --           .24       20.54      1.18%     1.62%       (1.26)%           193%       2,321
          --         (2.20)      20.30     (9.78)%    1.62%       (1.50)%           269%         849
          --          5.57       22.50     32.90%     1.63%       (1.52)%           338%       5,087
          --          (.96)      16.93     (5.37)%    1.53%**     (1.47)%**         585%          74

          --           .08       20.03      0.40%     2.38%       (1.99)%           193%       3,671
          --         (2.32)      19.95    (10.42)%    2.36%       (2.23)%           269%       2,678
          --          5.40       22.27     32.01%     2.36%       (2.27)%           338%       7,786
          --         (3.05)      16.87    (15.31)%    2.33%       (2.23)%           585%       2,625
          --          6.45       19.92     47.88%     2.36%       (2.32)%           548%       3,567


* SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004 -- BANKING FUND A-CLASS, BASIC MATERIALS FUND A-CLASS AND BIOTECHNOLOGY FUND A-CLASS.

**    ANNUALIZED

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

90

                                                                                 NET INCREASE
                                                                NET REALIZED      (DECREASE)
                                     NET ASSET      NET              AND          IN NET ASSET    DISTRIBUTIONS  DISTRIBUTIONS
                                       VALUE,    INVESTMENT      UNREALIZED     VALUE RESULTING     FROM NET        FROM NET
                                     BEGINNING     INCOME      GAINS (LOSSES)         FROM         INVESTMENT       REALIZED
YEAR ENDED                           OF PERIOD     (LOSS)+     ON INVESTMENTS      OPERATIONS        INCOME          GAINS
-------------------------------      ---------   ----------    --------------   ---------------   ------------   -------------
CONSUMER PRODUCTS FUND A-CLASS
   MARCH 31, 2008                     $ 34.90      $  .50        $      .05       $     .55         $  (.36)       $     --
   March 31, 2007                       30.07         .42              4.47            4.89            (.06)             --
   March 31, 2006                       29.69         .18               .62             .80            (.42)             --
   March 31, 2005*                      27.42         .06              2.22            2.28            (.01)             --
CONSUMER PRODUCTS FUND C-CLASS
   MARCH 31, 2008                       34.04         .17               .10             .27            (.36)             --
   March 31, 2007                       29.55         .20              4.35            4.55            (.06)             --
   March 31, 2006                       29.53        (.03)              .47             .44            (.42)             --
   March 31, 2005                       27.92        (.13)             1.75            1.62            (.01)             --
   March 31, 2004                       20.52        (.20)             7.65            7.45            (.05)             --
ELECTRONICS FUND A-CLASS
   MARCH 31, 2008                       11.99        (.11)            (2.23)          (2.34)             --              --
   March 31, 2007                       13.03        (.11)             (.93)          (1.04)             --              --
   March 31, 2006                        9.96        (.14)             3.21            3.07              --              --
   March 31, 2005*                       9.22        (.07)              .81             .74              --              --
ELECTRONICS FUND C-CLASS
   MARCH 31, 2008                       11.73        (.15)            (2.20)          (2.35)             --              --
   March 31, 2007                       12.86        (.20)             (.93)          (1.13)             --              --
   March 31, 2006                        9.90        (.21)             3.17            2.96              --              --
   March 31, 2005                       13.00        (.20)            (2.90)          (3.10)             --              --
   March 31, 2004                        7.91        (.27)             5.36            5.09              --              --
ENERGY FUND A-CLASS
   MARCH 31, 2008                       22.44        (.08)             4.67            4.59              --            (.73)
   March 31, 2007                       21.04        (.06)             1.87            1.81              --            (.41)
   March 31, 2006                       16.68        (.05)             4.89            4.84            (.03)           (.45)
   March 31, 2005*                      12.79         .02              3.88            3.90            (.01)             --
ENERGY FUND C-CLASS
   MARCH 31, 2008                       21.81        (.27)             4.56            4.29              --            (.73)
   March 31, 2007                       20.62        (.21)             1.81            1.60              --            (.41)
   March 31, 2006                       16.47        (.16)             4.79            4.63            (.03)           (.45)
   March 31, 2005                       11.60        (.08)             4.96            4.88            (.01)             --
   March 31, 2004                        8.63        (.12)             3.12            3.00            (.03)             --

* SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004 -- CONSUMER PRODUCTS FUND A-CLASS, ELECTRONICS FUND A-CLASS AND ENERGY FUND A-CLASS.

**    ANNUALIZED

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

                                                                   PROSPECTUS 91

                                                                  RATIOS TO
                                                             AVERAGE NET ASSETS:
                                                      ----------------------------------
                     NET          NET                                                                     NET ASSETS,
                  INCREASE       ASSET                                            NET                       END OF
                 (DECREASE)      VALUE,     TOTAL                             INVESTMENT     PORTFOLIO      PERIOD
     TOTAL      IN NET ASSET    END OF   INVESTMENT    TOTAL        NET         INCOME        TURNOVER     (000'S
DISTRIBUTIONS       VALUE       PERIOD    RETURN++   EXPENSES    EXPENSES       (LOSS)          RATE       OMITTED)
-------------   ------------   --------  ----------  --------   ----------    ----------     ---------    -----------
$       (.36)    $     .19     $  35.09      1.50%     1.63%       1.63%          1.38%           449%    $  1,682
        (.06)         4.83        34.90     16.27%     1.61%       1.61%          1.30%           455%       3,935
        (.42)          .38        30.07      2.71%     1.60%       1.60%          0.62%           813%       1,475
        (.01)         2.27        29.69      8.33%     1.56%**     1.56%**        0.42%**         907%         463

        (.36)         (.09)       33.95      0.71%     2.37%       2.37%          0.49%           449%       3,903
        (.06)         4.49        34.04     15.41%     2.36%       2.36%          0.62%           455%       5,472
        (.42)          .02        29.55      1.50%     2.33%       2.33%         (0.11)%          813%       1,340
        (.01)         1.61        29.53      5.82%     2.31%       2.31%         (0.44)%          907%       8,048
        (.05)         7.40        27.92     36.36%     2.37%       2.37%         (0.79)%          914%       4,259

          --         (2.34)        9.65    (19.52)%    1.62%       1.62%         (0.90)%          784%          85
          --         (1.04)       11.99     (7.98)%    1.63%       1.63%         (0.94)%          759%         130
          --          3.07        13.03     30.82%     1.64%       1.64%         (1.18)%          911%       1,253
          --           .74         9.96      8.03%     1.59%**     1.59%**       (1.21)%**      1,106%           1

          --         (2.35)        9.38    (20.03)%    2.38%       2.38%         (1.26)%          784%         962
          --         (1.13)       11.73     (8.79)%    2.36%       2.36%         (1.72)%          759%       2,876
          --          2.96        12.86     29.90%     2.36%       2.36%         (1.91)%          911%       5,015
          --         (3.10)        9.90    (23.85)%    2.33%       2.33%         (1.86)%        1,106%       2,119
          --          5.09        13.00     64.35%     2.36%       2.36%         (2.20)%        1,359%       1,111

        (.73)         3.86        26.30     20.54%     1.61%       1.61%         (0.31)%          188%       6,378
        (.41)         1.40        22.44      8.62%     1.61%       1.61%         (0.29)%          283%       3,307
        (.48)         4.36        21.04     29.18%     1.61%       1.60%         (0.25)%          415%       3,210
        (.01)         3.89        16.68     30.46%     1.45%**     1.45%**        0.19%**         546%         744

        (.73)         3.56        25.37     19.74%     2.36%       2.36%         (1.07)%          188%      20,989
        (.41)         1.19        21.81      7.77%     2.36%       2.36%         (1.00)%          283%      18,624
        (.48)         4.15        20.62     28.27%     2.35%       2.35%         (0.88)%          415%      23,734
        (.01)         4.87        16.47     42.03%     2.33%       2.33%         (0.61)%          546%      17,993
        (.03)         2.97        11.60     34.86%     2.36%       2.36%         (1.08)%          913%       6,571

* SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004 -- CONSUMER PRODUCTS FUND A-CLASS, ELECTRONICS FUND A-CLASS AND ENERGY FUND A-CLASS.

**    ANNUALIZED

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

92

                                                                                 NET INCREASE
                                                                NET REALIZED      (DECREASE)
                                     NET ASSET       NET             AND         IN NET ASSET     DISTRIBUTIONS  DISTRIBUTIONS
                                       VALUE,    INVESTMENT      UNREALIZED     VALUE RESULTING     FROM NET       FROM NET
                                     BEGINNING     INCOME       GAINS (LOSSES)        FROM         INVESTMENT      REALIZED
YEAR ENDED                           OF PERIOD     (LOSS)+     ON INVESTMENTS      OPERATIONS        INCOME         GAINS
-----------------------------        ---------   ----------    --------------   ---------------   ------------   -------------
ENERGY SERVICES FUND A-CLASS
   MARCH 31, 2008                     $ 45.90     $  (.55)       $    10.64       $    10.09       $     --        $    --
   March 31, 2007                       43.67        (.41)             2.64             2.23             --             --
   March 31, 2006                       29.25        (.39)            14.81            14.42             --             --
   March 31, 2005*                      23.18        (.18)             6.25             6.07             --             --
ENERGY SERVICES FUND C-CLASS
   MARCH 31, 2008                       44.79        (.93)            10.36             9.43             --             --
   March 31, 2007                       42.92        (.74)             2.61             1.87             --             --
   March 31, 2006                       28.98        (.65)            14.59            13.94             --             --
   March 31, 2005                       21.12        (.45)             8.31             7.86             --             --
   March 31, 2004                       17.04        (.35)             4.43             4.08             --             --
FINANCIAL SERVICES FUND A-CLASS
   MARCH 31, 2008                       13.82         .16             (3.90)           (3.74)          (.22)            --
   March 31, 2007                       12.91         .10               .87              .97           (.06)            --
   March 31, 2006                       11.13         .14              1.76             1.90           (.12)            --
   March 31, 2005*                      10.75         .05               .41              .46           (.08)            --
FINANCIAL SERVICES FUND C-CLASS
   MARCH 31, 2008                       13.46         .05             (3.78)           (3.73)          (.22)            --
   March 31, 2007                       12.67         .01               .84              .85           (.06)            --
   March 31, 2006                       11.01         .01              1.77             1.78           (.12)            --
   March 31, 2005                       10.84        (.01)              .26              .25           (.08)            --
   March 31, 2004                        7.57        (.02)             3.33             3.31           (.04)            --
HEALTH CARE FUND A-CLASS
   MARCH 31, 2008                       14.67        (.06)             (.93)            (.99)            --             --
   March 31, 2007                       13.98        (.02)              .71              .69             --             --
   March 31, 2006                       12.25        (.08)             1.81             1.73             --             --
   March 31, 2005*                      11.65        (.05)              .65              .60             --             --
HEALTH CARE FUND C-CLASS
   MARCH 31, 2008                       14.35        (.16)             (.91)           (1.07)            --             --
   March 31, 2007                       13.79        (.10)              .66              .56             --             --
   March 31, 2006                       12.19        (.18)             1.78             1.60             --             --
   March 31, 2005                       12.11        (.16)              .24              .08             --             --
   March 31, 2004                        9.03        (.18)             3.26             3.08             --             --

* SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004 -- ENERGY SERVICES FUND A-CLASS, FINANCIAL SERVICES FUND A-CLASS AND HEALTH CARE FUND A-CLASS.

**    ANNUALIZED

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

                                                                   PROSPECTUS 93

                                                          RATIOS TO
                                                      AVERAGE NET ASSETS:
                                                      -------------------
                     NET          NET                                                                     NET ASSETS,
                  INCREASE       ASSET                                            NET                        END OF
                 (DECREASE)      VALUE,     TOTAL                             INVESTMENT     PORTFOLIO       PERIOD
     TOTAL      IN NET ASSET    END OF   INVESTMENT    TOTAL        NET         INCOME        TURNOVER      (000'S
DISTRIBUTIONS       VALUE       PERIOD    RETURN++   EXPENSES    EXPENSES       (LOSS)          RATE        OMITTED)
-------------   ------------   --------  ----------  --------   ----------    ----------     ---------    -----------
$         --     $   10.09     $  55.99     21.98%     1.62%       1.62%        (1.01)%          193%      $ 11,450
          --          2.23        45.90      5.11%     1.61%       1.61%        (0.97)%          196%         6,151
          --         14.42        43.67     49.30%     1.63%       1.63%        (1.00)%          324%         6,569
          --          6.07        29.25     26.19%     1.53%**     1.53%**      (1.13)%**        501%           313

          --          9.43        54.22     21.05%     2.37%       2.37%        (1.76)%          193%        29,316
          --          1.87        44.79      4.36%     2.36%       2.36%        (1.77)%          196%        24,500
          --         13.94        42.92     48.10%     2.36%       2.36%        (1.82)%          324%        27,542
          --          7.86        28.98     37.22%     2.31%       2.31%        (1.84)%          501%        11,529
          --          4.08        21.12     23.94%     2.37%       2.37%        (1.86)%        1,009%         2,833

        (.22)        (3.96)        9.86    (27.32)%    1.59%       1.59%         1.42%           913%         1,367
        (.06)          .91        13.82      7.54%     1.61%       1.61%         0.74%           534%         1,107
        (.12)         1.78        12.91     17.12%     1.65%       1.64%         1.18%           821%         4,295
        (.08)          .38        11.13      4.22%     1.55%**     1.55%**       0.70%**       1,005%             5

        (.22)        (3.95)        9.51    (27.98)%    2.37%       2.37%         0.45%           913%         2,847
        (.06)          .79        13.46      6.73%     2.34%       2.34%         0.06%           534%         5,382
        (.12)         1.66        12.67     16.21%     2.36%       2.34%         0.11%           821%         2,081
        (.08)          .17        11.01      2.24%     2.33%       2.33%        (0.10)%        1,005%         1,689
        (.04)         3.27        10.84     43.78%     2.37%       2.37%        (0.23)%        1,200%         2,242

          --          (.99)       13.68     (6.75)%    1.61%       1.61%        (0.36)%          444%           730
          --           .69        14.67      4.94%     1.60%       1.60%        (0.13)%          545%           818
          --          1.73        13.98     14.12%     1.62%       1.62%        (0.60)%          568%         2,239
          --           .60        12.25      5.15%     1.56%**     1.56%**      (0.65)%**        610%             1

          --         (1.07)       13.28     (7.46)%    2.37%       2.37%        (1.12)%          444%         5,677
          --           .56        14.35      4.06%     2.34%       2.34%        (0.73)%          545%         8,720
          --          1.60        13.79     13.13%     2.34%       2.34%        (1.39)%          568%         7,114
          --           .08        12.19      0.66%     2.33%       2.33%        (1.36)%          610%         4,017
          --          3.08        12.11     34.11%     2.37%       2.37%        (1.60)%        1,204%         2,865

* SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004 -- ENERGY SERVICES FUND A-CLASS, FINANCIAL SERVICES FUND A-CLASS AND HEALTH CARE FUND A-CLASS.

**    ANNUALIZED

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

94

                                                                                 NET INCREASE
                                                                NET REALIZED      (DECREASE)
                                     NET ASSET       NET            AND           IN NET ASSET    DISTRIBUTIONS  DISTRIBUTIONS
                                       VALUE,    INVESTMENT      UNREALIZED     VALUE RESULTING     FROM NET       FROM NET
                                     BEGINNING     INCOME      GAINS (LOSSES)         FROM         INVESTMENT      REALIZED
YEAR ENDED                           OF PERIOD     (LOSS)+     ON INVESTMENTS      OPERATIONS        INCOME         GAINS
-----------------------------        ---------   ----------    --------------   ---------------   ------------   -------------
INTERNET FUND A-CLASS
   MARCH 31, 2008                     $ 39.87     $  (.19)#     $      (2.24)     $    (2.43)       $   (.15)      $      --
   March 31, 2007                       39.07        (.52)              1.32             .80              --              --
   March 31, 2006                       31.45        (.50)              8.12            7.62              --              --
   March 31, 2005*                      30.65        (.31)              1.11             .80              --              --
INTERNET FUND C-CLASS
   MARCH 31, 2008                       38.79        (.38)#            (2.25)          (2.63)           (.15)             --
   March 31, 2007                       38.30        (.78)              1.27             .49              --              --
   March 31, 2006                       31.06        (.73)              7.97            7.24              --              --
   March 31, 2005                       34.64        (.73)             (2.85)          (3.58)             --              --
   March 31, 2004                       20.04        (.72)             15.32           14.60              --              --
LEISURE FUND A-CLASS
   MARCH 31, 2008                       34.32        (.07)             (3.95)          (4.02)             --              --
   March 31, 2007                       31.24        (.14)              3.22            3.08              --              --
   March 31, 2006                       29.34        (.14)              2.04            1.90              --              --
   March 31, 2005*                      24.59        (.08)              4.83            4.75              --              --
LEISURE FUND C-CLASS
   MARCH 31, 2008                       33.86        (.28)             (3.92)          (4.20)             --              --
   March 31, 2007                       31.05        (.31)              3.12            2.81              --              --
   March 31, 2006                       29.39        (.40)              2.06            1.66              --              --
   March 31, 2005                       26.93        (.40)              2.86            2.46              --              --
   March 31, 2004                       17.61        (.38)              9.70            9.32              --              --
PRECIOUS METALS FUND A-CLASS
   MARCH 31, 2008                       55.59        (.55)             13.92           13.37              --              --
   March 31, 2007                       54.03        (.15)              1.71            1.56              --              --
   March 31, 2006                       35.41        (.19)             18.81           18.62              --              --
   March 31, 2005*                      37.26        (.01)             (1.84)          (1.85)             --              --
PRECIOUS METALS FUND C-CLASS
   MARCH 31, 2008                       53.12        (.97)             13.23           12.26              --              --
   March 31, 2008                       52.02        (.51)              1.61            1.10              --              --
   March 31, 2006                       34.37        (.46)             18.11           17.65              --              --
   March 31, 2005                       43.16        (.39)             (8.40)          (8.79)             --              --
   March 31, 2004                       26.35        (.51)             17.33           16.82            (.01)             --

* SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004 -- INTERNET FUND A-CLASS, LEISURE FUND A-CLASS AND PRECIOUS METALS FUND A-CLASS.

**    ANNUALIZED

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

# NET INVESTMENT INCOME PER SHARE INCLUDES $0.83, AND $0.81 FOR A-CLASS AND C-CLASS, RESPECTIVELY, RESULTING FROM A SPECIAL DIVIDEND FROM PALM, INC. ON OCTOBER 25, 2007.

## NET INVESTMENT INCOME TO AVERAGE ASSETS INCLUDES 1.91% FOR A-CLASS AND C-CLASS, RESULTING FROM A SPECIAL DIVIDEND FROM PALM, INC. ON OCTOBER 25, 2007.

                                                                   PROSPECTUS 95

                                                          RATIOS TO
                                                      AVERAGE NET ASSETS:
                                                      -------------------
                     NET          NET                                                      NET ASSETS,
                  INCREASE       ASSET                              NET                       END OF
                 (DECREASE)      VALUE,     TOTAL               INVESTMENT     PORTFOLIO      PERIOD
     TOTAL      IN NET ASSET    END OF   INVESTMENT    TOTAL      INCOME        TURNOVER     (000'S
DISTRIBUTIONS       VALUE       PERIOD    RETURN++   EXPENSES     (LOSS)          RATE       OMITTED)
-------------   ------------   --------  ----------  --------   ----------     ---------   -----------
$       (.15)    $    (2.58)    $ 37.29     (6.16)%    1.63%     (0.44)%##          870%    $    116
          --            .80       39.87      2.05%     1.61%     (1.37)%            864%         139
          --           7.62       39.07     24.23%     1.63%     (1.36)%          1,371%         470
          --            .80       31.45      2.61%     1.55%**   (1.46)%**        1,947%           4

        (.15)         (2.78)      36.01     (6.84)%    2.37%     (0.89)%##          870%       1,608
          --            .49       38.79      1.28%     2.36%     (2.10)%            864%       1,017
          --           7.24       38.30     23.31%     2.35%     (2.09)%          1,371%       2,273
          --          (3.58)      31.06    (10.33)%    2.33%     (2.19)%          1,947%       1,596
          --          14.60       34.64     72.85%     2.36%     (2.31)%          1,340%       1,556

          --          (4.02)      30.30    (11.71)%    1.67%     (0.20)%            646%         206
          --           3.08       34.32      9.86%     1.60%     (0.41)%            675%       2,198
          --           1.90       31.24      6.48%     1.60%     (0.49)%            734%          68
          --           4.75       29.34     19.32%     1.55%**   (1.02)%**        1,046%          12

          --          (4.20)      29.66    (12.40)%    2.40%     (0.81)%            646%         430
          --           2.81       33.86      9.05%     2.36%     (0.96)%            675%       3,091
          --           1.66       31.05      5.65%     2.32%     (1.40)%            734%         997
          --           2.46       29.39      9.13%     2.31%     (1.44)%          1,046%       2,502
          --           9.32       26.93     52.92%     2.37%     (1.59)%          1,870%       2,165

          --          13.37       68.96     24.05%     1.52%     (0.84)%            203%      10,911
          --           1.56       55.59      2.89%     1.51%     (0.28)%            259%       4,778
          --          18.62       54.03     52.58%     1.52%     (0.43)%            277%       5,701
          --          (1.85)      35.41     (4.97)%    1.45%**   (0.02)%**          358%         217

          --          12.26       65.38     23.08%     2.27%     (1.60)%            203%      26,319
          --           1.10       53.12      2.11%     2.26%     (1.00)%            259%      23,486
          --          17.65       52.02     51.35%     2.25%     (1.20)%            277%      24,266
          --          (8.79)      34.37    (20.37)%    2.23%     (1.08)%            358%      20,426
        (.01)         16.81       43.16     63.83%     2.27%     (1.38)%            550%      17,998

* SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004 -- INTERNET FUND A-CLASS, LEISURE FUND A-CLASS AND PRECIOUS METALS FUND A-CLASS.

**    ANNUALIZED

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

# NET INVESTMENT INCOME PER SHARE INCLUDES $0.83, AND $0.81 FOR A-CLASS AND C-CLASS, RESPECTIVELY, RESULTING FROM A SPECIAL DIVIDEND FROM PALM, INC. ON OCTOBER 25, 2007.

## NET INVESTMENT INCOME TO AVERAGE ASSETS INCLUDES 1.91% FOR A-CLASS AND C-CLASS, RESULTING FROM A SPECIAL DIVIDEND FROM PALM, INC. ON OCTOBER 25, 2007.

96

                                                                                 NET INCREASE
                                                                NET REALIZED      (DECREASE)
                                     NET ASSET       NET            AND           IN NET ASSET    DISTRIBUTIONS  DISTRIBUTIONS
                                       VALUE,    INVESTMENT      UNREALIZED     VALUE RESULTING     FROM NET       FROM NET
                                     BEGINNING     INCOME      GAINS (LOSSES)         FROM         INVESTMENT      REALIZED
YEAR ENDED                           OF PERIOD     (LOSS)+     ON INVESTMENTS      OPERATIONS        INCOME         GAINS
---------------------------          ---------   ----------    --------------   ---------------   ------------   -------------
RETAILING FUND A-CLASS
   MARCH 31, 2008                     $ 14.04    $    (.10)      $     (2.76)     $    (2.86)       $   --        $   --
   March 31, 2007                       13.10         (.07)             1.01             .94            --            --
   March 31, 2006                       12.01         (.11)             1.20            1.09            --            --
   March 31, 2005*                      10.45         (.07)             1.63            1.56            --            --
RETAILING FUND C-CLASS
   MARCH 31, 2008                       13.62         (.17)           (2.69)           (2.86)           --            --
   March 31, 2007                       12.80         (.15)              .97             .82            --            --
   March 31, 2006                       11.80         (.20)             1.20            1.00            --            --
   March 31, 2005                       11.37         (.17)              .60             .43            --            --
   March 31, 2004                        7.81         (.18)             3.74            3.56            --            --
TECHNOLOGY FUND A-CLASS
   MARCH 31, 2008                       12.09         (.11)             (.66)           (.77)           --            --
   March 31, 2007                       11.95         (.14)              .28             .14            --            --
   March 31, 2006                       10.07         (.13)             2.04            1.91          (.03)           --
   March 31, 2005*                       9.32           --               .75             .75            --            --
TECHNOLOGY FUND C-CLASS
   MARCH 31, 2008                       11.87         (.21)             (.62)           (.83)           --            --
   March 31, 2007                       11.81         (.22)              .28             .06            --            --
   March 31, 2006                       10.01         (.21)             2.04            1.83          (.03)           --
   March 31, 2005                       11.10           --             (1.09)          (1.09)           --            --
   March 31, 2004                        7.00         (.21)             4.31            4.10            --            --
TELECOMMUNICATIONS FUND A-CLASS
   MARCH 31, 2008                       18.28          .03             (1.96)          (1.93)         (.02)           --
   March 31, 2007                       17.15          .05              1.19            1.24          (.11)           --
   March 31, 2006                       13.90         (.03)             3.68            3.65          (.40)           --
   March 31, 2005*                      13.55          .11               .24             .35            --            --
TELECOMMUNICATIONS FUND C-CLASS
   MARCH 31, 2008                       17.93         (.10)            (1.90)          (2.00)         (.02)           --
   March 31, 2007                       16.90         (.06)             1.20            1.14          (.11)           --
   March 31, 2006                       13.81          .01              3.48            3.49          (.40)           --
   March 31, 2005                       15.06         (.07)            (1.18)          (1.25)           --            --
   March 31, 2004                        9.84         (.15)             5.42            5.27          (.05)           --

* SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004 -- RETAILING FUND A-CLASS, TECHNOLOGY FUND A-CLASS AND TELECOMMUNICATIONS FUND A-CLASS.

**    ANNUALIZED

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

                                                                   PROSPECTUS 97

                                                           RATIOS TO
                                                       AVERAGE NET ASSETS:
                                                       -------------------
                     NET          NET                                                      NET ASSETS,
                  INCREASE       ASSET                               NET                     END OF
                 (DECREASE)     VALUE,      TOTAL                INVESTMENT   PORTFOLIO      PERIOD
    TOTAL       IN NET ASSET    END OF   INVESTMENT     TOTAL      INCOME      TURNOVER      (000'S
DISTRIBUTIONS       VALUE       PERIOD    RETURN++    EXPENSES     (LOSS)        RATE       OMITTED)
-------------   ------------   --------  ----------   --------   ----------   ---------    -----------
  $       --       $ (2.86)     $ 11.18     (20.37)%    1.63%     (0.73)%         1,205%   $      101
          --           .94        14.04       7.18%     1.57%     (0.54)%           952%          385
          --          1.09        13.10       9.08%     1.59%     (0.87)%         1,163%           46
          --          1.56        12.01      14.93%     1.68%**   (1.03)%**       1,505%            1

          --         (2.86)       10.76     (21.00)%    2.37%     (1.36)%         1,205%        1,291
          --           .82        13.62       6.41%     2.34%     (1.17)%           952%        2,650
          --          1.00        12.80       8.47%     2.34%     (1.65)%         1,163%        1,586
          --           .43        11.80       3.78%     2.33%     (1.52)%         1,505%        1,774
          --          3.56        11.37      45.58%     2.36%     (1.72)%         1,825%        2,362

          --          (.77)       11.32      (6.37)%    1.60%     (0.86)%           694%          546
          --           .14        12.09       1.17%     1.61%     (1.18)%           684%          278
        (.03)         1.88        11.95      19.00%     1.63%     (1.15)%           666%          633
          --           .75        10.07       8.05%     1.54%**    0.00%**        1,304%            6

          --          (.83)     $ 11.04      (6.99)%    2.35%     (1.67)%           694%        2,448
          --           .06        11.87       0.51%     2.35%     (1.91)%           684%        1,538
        (.03)         1.80        11.81      18.31%     2.35%     (1.88)%           666%        2,800
          --         (1.09)       10.01      (9.82)%    2.32%      0.00%          1,304%        1,284
          --          4.10        11.10      58.57%     2.36%     (2.13)%         1,853%        1,101

        (.02)        (1.95)       16.33     (10.57)%    1.61%      0.13%            528%          451
        (.11)         1.13        18.28       7.27%     1.49%      0.28%            430%        2,126
        (.40)         3.25        17.15      26.64%     1.88%     (0.18)%           820%        4,193
          --           .35        13.90       2.58%     1.54%**    1.25%**        1,142%            3

        (.02)        (2.02)       15.91     (11.17)%    2.37%     (0.50)%           528%        2,846
        (.11)         1.03        17.93       6.78%     2.33%     (0.35)%           430%        4,763
        (.40)         3.09        16.90      25.65%     2.31%      0.09%            820%        2,827
          --         (1.25)       13.81      (8.30)%    2.38%     (0.51)%         1,142%        1,784
        (.05)         5.22        15.06      53.62%     2.37%     (1.09)%         1,506%        3,635

* SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004 -- RETAILING FUND A-CLASS, TECHNOLOGY FUND A-CLASS AND TELECOMMUNICATIONS FUND A-CLASS.

**    ANNUALIZED

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

98

                                                                                    NET INCREASE
                                                                  NET REALIZED       (DECREASE)
                                     NET ASSET      NET                AND          IN NET ASSET    DISTRIBUTIONS    DISTRIBUTIONS
                                       VALUE,    INVESTMENT        UNREALIZED     VALUE RESULTING     FROM NET          FROM NET
                                     BEGINNING     INCOME        GAINS (LOSSES)         FROM         INVESTMENT         REALIZED
YEAR ENDED                           OF PERIOD     (LOSS)+       ON INVESTMENTS      OPERATIONS        INCOME            GAINS
---------------------------------    ---------   ----------      --------------   ---------------   -------------    -------------
TRANSPORTATION FUND A-CLASS
   MARCH 31, 2008                    $  27.60      $    --@         $   (3.79)      $    (3.79)      $      --          $  --
   March 31, 2007                       26.87         (.19)               .92              .73              --             --
   March 31, 2006                       21.34         (.17)              5.70             5.53              --             --
   March 31, 2005*                      18.73         (.09)              2.70             2.61              --             --
TRANSPORTATION FUND C-CLASS
   MARCH 31, 2008                       27.68         (.20)             (3.78)           (3.98)             --             --
   March 31, 2007                       27.14         (.40)               .94              .54              --             --
   March 31, 2006                       21.71         (.35)              5.78             5.43              --             --
   March 31, 2005                       18.43         (.32)              3.60             3.28              --             --
   March 31, 2004                       14.85         (.25)              3.83             3.58              --             --
UTILITIES FUND A-CLASS
   MARCH 31, 2008                       30.87          .42              (2.22)           (1.80)           (.80)            --
   March 31, 2007                       24.18          .43               6.62             7.05            (.36)            --
   March 31, 2006                       23.00          .44               1.18             1.62            (.44)            --
   March 31, 2005*                      20.66          .40               2.24             2.64            (.30)            --
UTILITIES FUND C-CLASS
   MARCH 31, 2008                       29.66          .18              (2.11)           (1.93)           (.80)            --
   March 31, 2007                       23.42          .22               6.38             6.60            (.36)            --
   March 31, 2006                       22.47          .24               1.15             1.39            (.44)            --
   March 31, 2007                       19.77          .29               2.71             3.00            (.30)            --
   March 31, 2004                       15.93          .22               4.59             4.81            (.97)            --
U.S. GOVERNMENT MONEY MARKET FUND
  A-CLASS
   MARCH 31, 2008                        1.00          .03                 --              .03            (.03)            --
   March 31, 2007                        1.00          .04                 --              .04            (.04)            --
   March 31, 2006                        1.00          .03                 --              .03            (.03)            --
   March 31, 2005                        1.00          .01                 --              .01            (.01)            --
   March 31, 2004 *                      1.00           --                 --               --              --             --
U.S. GOVERNMENT MONEY MARKET FUND
  C-CLASS
   MARCH 31, 2008                        1.00          .03                 --              .03            (.03)            --
   March 31, 2007                        1.00          .03                 --              .03            (.03)            --
   March 31, 2006                        1.00          .02                 --              .02            (.02)            --
   March 31, 2005                        1.00           --@@               --               --@@           (--)@@          --
   March 31, 2004                        1.00           --@@               --               --@@           (--)@@          --

* SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004 -- TRANSPORTATION FUND A-CLASS AND UTILITIES FUND A-CLASS; MARCH 31, 2004 -- U.S. GOVERMENT MONEY MARKET FUND A-CLASS.

**    ANNUALIZED

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

# EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

@@    LESS THAN $.01 PER SHARE.

                                                                   PROSPECTUS 99

                                                                 RATIOS TO
                                                             AVERAGE NET ASSETS:
                                                      ---------------------------------
                     NET          NET                                                                     NET ASSETS,
                  INCREASE       ASSET                                            NET                        END OF
                 (DECREASE)     VALUE,      TOTAL                             INVESTMENT     PORTFOLIO       PERIOD
     TOTAL      IN NET ASSET    END OF   INVESTMENT    TOTAL        NET         INCOME        TURNOVER      (000'S
DISTRIBUTIONS       VALUE       PERIOD    RETURN++   EXPENSES    EXPENSES       (LOSS)          RATE        OMITTED)
-------------   ------------   --------  ----------  --------   ----------    ----------     ---------    -----------
$         --      $  (3.79)    $  23.81    (13.73)%    1.62%       1.62%         0.00%           952%      $    228
          --           .73        27.60      2.72%     1.61%       1.61%        (0.70)%          686%           483
          --          5.53        26.87     25.91%     1.66%       1.66%        (0.71)%          669%         3,044
          --          2.61        21.34     13.93%     1.54%**     1.54%**      (0.71)%**        929%            22

          --         (3.98)       23.70    (14.38)%    2.38%       2.38%        (0.73)%          952%           845
          --           .54        27.68      1.99%     2.37%       2.37%        (1.47)%          686%         4,894
          --          5.43        27.14     25.01%     2.38%       2.38%        (1.43)%          669%         5,385
          --          3.28        21.71     17.80%     2.32%       2.32%        (1.51)%          929%         1,807
          --          3.58        18.43     24.11%     2.36%       2.36%        (1.53)%        1,624%           656

        (.80)        (2.60)       28.27     (6.07)%    1.63%       1.63%         1.38%           375%         3,032
        (.36)         6.69        30.87     29.28%     1.61%       1.61%         1.52%           557%         4,756
        (.44)         1.18        24.18      7.01%     1.60%       1.60%         1.75%           728%           626
        (.30)         2.34        23.00     12.84%     1.54%**     1.54%**       2.98%**       1,124%           128

        (.80)        (2.73)       26.93     (6.77)%    2.38%       2.38%         0.60%           375%         8,934
        (.36)         6.24        29.66     28.30%     2.36%       2.36%         0.82%           557%        11,013
        (.44)          .95        23.42      6.15%     2.34%       2.34%         1.00%           728%         5,346
        (.30)         2.70        22.47     15.23%     2.32%       2.32%         1.39%         1,124%         4,807
        (.97)         3.84        19.77     30.80%     2.36%       2.36%         1.19%         1,609%         3,948

        (.03)           --         1.00      3.51%     1.18%       1.18%         3.45%            --         21,174
        (.04)           --         1.00      4.01%     1.17%       1.17%         3.97%            --         18,779
        (.03)           --         1.00      2.51%     1.15%       1.15%         2.66%            --         14,324
        (.01)           --         1.00      0.59%     1.10%       1.10%         0.93%            --          7,335
          --            --         1.00      0.00%     0.00%**@    0.00%**@      0.00%**          --              1

        (.03)           --         1.00      2.74%     1.93%       1.93%         2.69%            --        121,436
        (.03)           --         1.00      3.24%     1.92%       1.92%         3.20%            --        120,415
        (.02)           --         1.00      1.76%     1.89%       1.89%         1.72%            --        131,045
         (--)@@         --         1.00      0.19%     1.87%       1.51%         0.19%            --        155,668
         (--)@@         --         1.00      0.01%     1.90%       1.08%         0.01%            --        131,704

* SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004 -- TRANSPORTATION FUND A-CLASS AND UTILITIES FUND A-CLASS; MARCH 31, 2004 -- U.S. GOVERMENT MONEY MARKET FUND A-CLASS.

**    ANNUALIZED

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

# EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

@@    LESS THAN $.01 PER SHARE.

100


ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED AUGUST 1, 2008. THE SAI HAS BEEN FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE U.S. SECURITIES AND EXCHANGE COMMISSION MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE U.S. SECURITIES AND EXCHANGE COMMISSION PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE U.S. SECURITIES AND EXCHANGE COMMISSION BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO:
U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE U.S. SECURITIES AND EXCHANGE COMMISSION AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.


YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUNDS OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S U.S. SECURITIES AND EXCHANGE COMMISSION REGISTRATION NUMBER IS 811-07584.

                                                                  PROSPECTUS 101



THIS PAGE INTENTIONALLY LEFT BLANK.

(RYDEX INVESTMENTS LOGO)


      9601 Blackwell Road o Suite 500 o Rockville, MD 20850
      800.820.0888 o www.rydexinvestments.com

      RSSAC-1-0808x0809

                                                              RYDEX SERIES FUNDS

                                        H-CLASS SHARES PROSPECTUS AUGUST 1, 2008

                                                            ESSENTIAL PORTFOLIOS
                                           ESSENTIAL PORTFOLIO CONSERVATIVE FUND
                                               ESSENTIAL PORTFOLIO MODERATE FUND
                                             ESSENTIAL PORTFOLIO AGGRESSIVE FUND

                                                        (RYDEXINVESTMENTS LOGO)

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

  ESSENTIAL PORTFOLIO FUNDS OVERVIEW .........................     2
    ESSENTIAL PORTFOLIO CONSERVATIVE FUND ....................     4
    ESSENTIAL PORTFOLIO MODERATE FUND ........................     6
    ESSENTIAL PORTFOLIO AGGRESSIVE FUND ......................     8
DESCRIPTIONS OF UNDERLYING FUNDS..............................    10
PRINCIPAL RISKS OF INVESTING IN THE FUNDS ....................    22
DESCRIPTIONS OF PRINCIPAL RISKS ..............................    23
FUND PERFORMANCE .............................................    42
FUND FEES AND EXPENSES .......................................    46
MORE INFORMATION ABOUT THE FUNDS .............................    48
SHAREHOLDER INFORMATION ......................................    53
TRANSACTION INFORMATION ......................................    54
BUYING FUND SHARES ...........................................    56
SELLING FUND SHARES ..........................................    61
EXCHANGING FUND SHARES .......................................    63
RYDEX ACCOUNT POLICIES .......................................    64
DISTRIBUTION AND SHAREHOLDER SERVICES ........................    70
DIVIDENDS AND DISTRIBUTIONS ..................................    71
TAX INFORMATION ..............................................    71
MANAGEMENT OF THE FUNDS ......................................    73
FINANCIAL HIGHLIGHTS .........................................    76
ADDITIONAL INFORMATION .......................................    78

                                                                    PROSPECTUS 1

                               RYDEX SERIES FUNDS
                                 H-CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 - 301.296.5100 - WWW.RYDEXINVESTMENTS.COM


Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds). This Prospectus describes the Essential Portfolio Conservative Fund, the Essential Portfolio Moderate Fund and the Essential Portfolio Aggressive Fund (each a "Fund" and collectively, the "Funds" or "Essential Portfolio Funds"). The Funds are advised by PADCO Advisors, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor").

H-Class Shares of the Funds are sold principally to clients of professional money managers ("financial intermediaries") and to investors who take part in certain asset allocation investment programs. Investors may exchange shares of the Funds through their financial intermediary or directly through the Rydex web site - www.rydexinvestments.com - or over the phone. Unlike most other Rydex Funds, the Funds are intended for long-term investment purposes only, and are not suitable for purchase by active investors.


RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

      -     MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

      -     ARE NOT FEDERALLY INSURED

      -     ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

      -     ARE NOT BANK DEPOSITS

      -     ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

2

ESSENTIAL PORTFOLIOS

INVESTMENT OBJECTIVES


Each Fund is a "fund of funds," which means that each Fund seeks to achieve its investment objective by investing primarily in other Rydex mutual funds (the "underlying funds") instead of in individual securities. The Funds may charge their own expenses and also indirectly bear a proportionate share of the underlying funds' expenses.

In managing the Essential Portfolio Funds, the Advisor uses many of the tenets of ESSENTIAL PORTFOLIO THEORY ("EPT"), an investment theory developed by the Advisor. The theory is based upon a disciplined and diversified approach to investing that attempts to take into account the various factors that influence today's financial markets.

Each Fund seeks to achieve its investment objective by investing in underlying funds that, in turn, invest in equity, fixed-income, and money market instruments as well as alternative asset classes (i.e., real estate and commodities), and employ alternative investment strategies (i.e., absolute return, leveraged and sector-based strategies) (alternative asset classes and alternative investment strategies are, collectively, referred to as the "Alternative" asset class). Typically, the greater the equity allocation, the greater the risk associated with a Fund and the increased likelihood that the Fund is suitable for investors who have longer time horizons and seek to maximize long-term returns at the risk of short or long-term losses.

The Essential Portfolio Funds offer three choices for different investment styles in accordance with different target risks. Before investing in the Funds, you should consider your personal investment objectives, tolerance for risk, financial circumstances, and preferred investment horizon.

The following table indicates each Fund's typical target allocation and risk, which is how each Fund's investments will be generally allocated among the major asset classes over the long term. It is possible that each Fund's target allocation may differ from these ranges, depending on market conditions or other factors.

                                                                    PROSPECTUS 3

FUND                                      TARGET RISK   TARGET ALLOCATION RANGE
----                                      -----------   -----------------------
ESSENTIAL PORTFOLIO CONSERVATIVE FUND         LOW
    Equity                                                       20-50%
FIXED-INCOME/MONEY MARKET                                        20-70%
    Alternative                                                   5-35%
ESSENTIAL PORTFOLIO MODERATE FUND            MEDIUM
    Equity                                                       30-70%
FIXED-INCOME/MONEY MARKET                                        10-50%
    Alternative                                                  10-40%
ESSENTIAL PORTFOLIO AGGRESSIVE FUND           HIGH
    Equity                                                       50-90%
FIXED-INCOME/MONEY MARKET                                         5-30%
    Alternative                                                   5-45%

Each underlying fund has risks associated with it as described in this Prospectus. Because the underlying funds are not offered in this Prospectus, a summary of each underlying fund is provided under the heading "Descriptions of the Underlying Funds" on page 10. The summaries are qualified in their entirety by reference to the prospectus and Statement of Additional Information applicable to each underlying fund.

4

ESSENTIAL PORTFOLIO CONSERVATIVE FUND

H-CLASS (RYEPX)

FUND OBJECTIVE


The Essential Portfolio Conservative Fund's objective is to primarily seek preservation of capital and, secondarily, to seek long-term growth of capital. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

The Fund may be appropriate for investors who:

      -     Have a low risk tolerance

      -     Primarily seek preservation of capital from their investment

PRINCIPAL INVESTMENT STRATEGY

The Essential Portfolio Conservative Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes (i.e., stocks, bonds and money market securities), as well as a broad range of alternative assets (i.e., real estate investment trusts and commodity-related securities), and employ alternative investment strategies (i.e., absolute return, managed futures, and leveraged and sector-based strategies) in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have a conservative allocation to underlying funds that invest in stocks, and a greater allocation to underlying funds that invest in bonds and money market securities as compared to other Essential Portfolio Funds.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds (please note that the Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice) (unless otherwise noted, each underlying fund listed below is a series of the Trust):

      - Domestic Equity and Domestic Equity-Style Funds: Nova Fund, S&P 500 Fund, Russell 2000(R) Fund, Russell 2000(R) 1.5x Strategy Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap 1.5x Strategy Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, NASDAQ-100(R) Fund, Sector Rotation Fund, Small-Cap Growth Fund and Small-Cap Value Fund

      - Fixed-Income and Money Market Funds: Government Long Bond 1.2x Strategy Fund, High Yield Strategy Fund and U.S. Government Money Market Fund

      - International Equity Funds: Europe 1.25x Strategy Fund, Japan 2x Strategy Fund and International Rotation Fund

      - Alternative Investment Funds: Absolute Return Strategies Fund, Commodities Strategy Fund, Hedged Equity Fund, Managed Futures Strategy Fund and Real Estate Fund

                                                                    PROSPECTUS 5

The summaries are qualified in their entirety by reference to the prospectus and Statement of Additional Information applicable to each underlying fund, which may be requested by calling Rydex Client Services at 800.820.0888 or 301.296.5406, visiting www.rydexinvestments.com, or visiting the U.S. Securities and Exchange Commission's website at www.sec.gov.

The Fund may also invest in exchange-traded funds to complement its investment in the underlying funds if there are asset classes not covered by the underlying funds or to better manage cash positions.

PRINCIPAL RISKS

The Essential Portfolio Conservative Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Commodity-Linked Derivative Investment Risk

      -     Conflicts of Interest Risk

      -     Counterparty Credit Risk

      -     Credit Risk

      -     Currency Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Energy Sector Concentration Risk

      -     Fixed Income Risk

      -     Foreign Issuer Exposure Risk

      -     Fund of Funds Risk

      -     Geographic Concentration in Europe Risk

      -     Geographic Concentration in Japan Risk

      -     High Yield Risk

      -     Industry Concentration Risk

      -     Interest Rate Risk

      -     Investment in Investment Companies Risk

      -     Investment Style Risk

      -     Investment Technique Risk

      -     Issuer Specific Risk

      -     Large-Capitalization Securities Risk

      -     Leveraging Risk

      -     Liquidity Risk

      -     Market Risk

      -     Mid-Capitalization Securities Risk

      -     Real Estate Sector Concentration Risk

      -     Short Sales Risk

      -     Small-Capitalization Securities Risk

      -     Stable Price Per Share Risk

      -     Tax Risk

      -     Technology Sector Concentration Risk

      -     Tracking Error Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

6

ESSENTIAL PORTFOLIO MODERATE FUND

H-CLASS (RYMLX)

FUND OBJECTIVE


The Essential Portfolio Moderate Fund's objective is to primarily seek growth of capital and, secondarily, to seek preservation of capital. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

The Fund may be appropriate for investors who:

      -     Have a moderate risk tolerance

      -     Primarily seek growth from their investment

      - Are willing to assume some short-term price fluctuations in exchange for potentially higher returns over time

PRINCIPAL INVESTMENT STRATEGY

The Essential Portfolio Moderate Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes (i.e., stocks, bonds and money market securities), as well as a broad range of alternative assets (i.e., real estate investment trusts and commodity-related securities), and employ alternative investment strategies (i.e., absolute return, managed futures, and leveraged and sector-based strategies) in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have a moderate allocation to underlying funds that invest in stocks, and a moderate allocation to underlying funds that invest in bonds as compared to other Essential Portfolio Funds.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds (please note that the Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice) (unless otherwise noted, each underlying fund listed below is a series of the Trust):

      - Domestic Equity and Domestic Equity - Style Funds: S&P 500 Fund, Russell 2000(R) Fund, Rydex Dynamic Funds Russell 2000(R) 2x Strategy Fund, Rydex Dynamic Funds S&P 500 2x Strategy Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap 1.5x Strategy Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, NASDAQ-100(R) Fund, Nova Fund, Russell 2000(R) 1.5x Strategy Fund, Sector Rotation Fund, Small-Cap Growth Fund and Small-Cap Value Fund

      - Fixed-Income and Money Market Funds: Government Long Bond 1.2x Strategy Fund, High Yield Strategy Fund and U.S. Government Money Market Fund

      - International Equity Funds: Europe 1.25x Strategy Fund, Japan 2x Strategy Fund and International Rotation Fund

                                                                    PROSPECTUS 7

      - Alternative Investment Funds: Absolute Return Strategies Fund, Commodities Strategy Fund, Hedged Equity Fund, Managed Futures Strategy Fund and Real Estate Fund

The summaries are qualified in their entirety by reference to the prospectus and Statement of Additional Information applicable to each underlying fund, which may be requested by calling Rydex Client Services at 800.820.0888 or 301.296.5406, visiting www.rydexinvestments.com, or visiting the U.S. Securities and Exchange Commission's website at www.sec.gov.

The Fund may also invest in exchange-traded funds to complement its investment in the underlying funds if there are asset classes not covered by the underlying funds or to better manage cash positions.

PRINCIPAL RISKS

The Essential Portfolio Moderate Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Commodity-Linked Derivative Investment Risk

      -     Conflicts of Interest Risk

      -     Counterparty Credit Risk

      -     Credit Risk

      -     Currency Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Energy Sector Concentration Risk

      -     Fixed Income Risk

      -     Foreign Issuer Exposure Risk

      -     Fund of Funds Risk

      -     Geographic Concentration in Europe Risk

      -     Geographic Concentration in Japan Risk

      -     High Yield Risk

      -     Industry Concentration Risk

      -     Interest Rate Risk

      -     Investment in Investment Companies Risk

      -     Investment Style Risk

      -     Investment Technique Risk

      -     Issuer Specific Risk

      -     Large-Capitalization Securities Risk

      -     Leveraging Risk

      -     Liquidity Risk

      -     Market Risk

      -     Mid-Capitalization Securities Risk

      -     Real Estate Sector Concentration Risk

      -     Short Sales Risk

      -     Small-Capitalization Securities Risk

      -     Stable Price Per Share Risk

      -     Tax Risk

      -     Technology Sector Concentration Risk

      -     Tracking Error Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

8

ESSENTIAL PORTFOLIO AGGRESSIVE FUND

H-CLASS (RYGHX)

FUND OBJECTIVE


The Essential Portfolio Aggressive Fund's objective is to primarily seek growth of capital. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

The Fund may be appropriate for investors who:

      -     Have an aggressive risk tolerance

      -     Primarily seek growth from their investment

      - Seek to maximize long-term returns with the ability to accept possible significant short or long-term losses

PRINCIPAL INVESTMENT STRATEGY

The Essential Portfolio Aggressive Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes (i.e., stocks, bonds and money market securities), as well as a broad range of alternative assets (i.e., real estate investment trusts and commodity-related securities), and employ alternative investment strategies (i.e., absolute return, managed futures, and leveraged and sector-based strategies) in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have an aggressive allocation to underlying funds that invest in stocks, and a lower allocation to underlying funds that invest in bonds as compared to other Essential Portfolio Funds. The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds (please note that the Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice) (unless otherwise noted, each underlying fund listed below is a series of the Trust):

      - Domestic Equity and Domestic Equity - Style Funds: S&P 500 Fund, Russell 2000(R) Fund, Rydex Dynamic Funds NASDAQ-100(R) 2x Strategy Fund, Rydex Dynamic Funds Russell 2000(R) 2x Strategy Fund, Rydex Dynamic Funds S&P 500 2x Strategy Fund, Nova Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap 1.5x Strategy Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, NASDAQ-100(R) Fund, Russell 2000(R) 1.5x Strategy Fund, Sector Rotation Fund, Small-Cap Growth Fund and Small-Cap Value Fund

      - Fixed-Income and Money Market Funds: Government Long Bond 1.2x Strategy Fund, High Yield Strategy Fund and U.S. Government Money Market Fund

      - International Equity Funds: Europe 1.25x Strategy Fund, Japan 2x Strategy Fund and International Rotation Fund

                                                                    PROSPECTUS 9

      - Alternative Investment Funds: Absolute Return Strategies Fund, Commodities Strategy Fund, Hedged Equity Fund, Managed Futures Strategy Fund and Real Estate Fund

The summaries are qualified in their entirety by reference to the prospectus and Statement of Additional Information applicable to each underlying fund, which may be requested by calling Rydex Client Services at 800.820.0888 or 301.296.5406, visiting www.rydexinvestments.com, or visiting the U.S. Securities and Exchange Commission's website at www.sec.gov.

The Fund may also invest in exchange-traded funds to complement its investment in the underlying funds if there are asset classes not covered by the underlying funds or to better manage cash positions.

PRINCIPAL RISKS

The Essential Portfolio Aggressive Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Commodity-Linked Derivative Investment Risk

      -     Conflicts of Interest Risk

      -     Counterparty Credit Risk

      -     Credit Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Energy Sector Concentration Risk

      -     Fixed Income Risk

      -     Foreign Issuer Exposure Risk

      -     Fund of Funds Risk

      -     Geographic Concentration in Europe Risk

      -     Geographic Concentration in Japan Risk

      -     High Yield Risk

      -     Industry Concentration Risk

      -     Interest Rate Risk

      -     Investment in Investment Companies Risk

      -     Investment Style Risk

      -     Investment Technique Risk

      -     Issuer Specific Risk

      -     Large-Capitalization Securities Risk

      -     Leveraging Risk

      -     Liquidity Risk

      -     Market Risk

      -     Mid-Capitalization Securities Risk

      -     Real Estate Sector Concentration Risk

      -     Short Sales Risk

      -     Small-Capitalization Securities Risk

      -     Stable Price Per Share Risk

      -     Tax Risk

      -     Technology Sector Concentration Risk

      -     Tracking Error Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

10


DESCRIPTIONS OF UNDERLYING FUNDS

These summaries are qualified in their entirety by reference to the prospectus and SAI of each underlying fund.

ABSOLUTE RETURN STRATEGIES FUND

The Absolute Return Strategies Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe. The secondary objective is to achieve these returns with low correlation to, and less volatility than, equity indices.

COMMODITIES STRATEGY FUND

The Commodities Strategy Fund seeks to provide investment results that correlate to the performance of a benchmark for commodities. The Fund's current benchmark is the S&P GSCI(TM) Commodity Index. The S&P GSCI(TM) Commodity Index (formerly, the GSCI(R) Total Return Index) is a composite index of commodity sector returns, representing an unleveraged, long-only investment in commodity futures that is broadly diversified across the spectrum of commodities. The returns are calculated on a fully-collateralized basis with full reinvestment. The S&P GSCI(TM) Commodity Index is significantly different than the return from buying physical commodities. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

EUROPE 1.25x STRATEGY FUND

The Europe 1.25x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones STOXX 50(R) Index (the "underlying index"). The Dow Jones STOXX 50(R) Index is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors. As of December 31, 2007, the Dow Jones STOXX 50(R) Index included companies with a capitalization range of $35.2 billion to $231 billion. The Fund invests principally in securities of companies included in the underlying index and in leveraged derivative instruments, such as equity swap agreements, futures contracts, and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of the underlying index. To the extent the Europe 1.25x Strategy Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

                                                                   PROSPECTUS 11

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

The Government Long Bond 1.2x Strategy Fund seeks to provide investment results that correspond to a benchmark for U.S. government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund invests principally in U.S. government securities and in leveraged derivative instruments, such as certain futures and options contracts and swap agreements. If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120%of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (e.g., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% of that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

HEDGED EQUITY FUND

The Hedged Equity Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices. The Fund pursues a long/short investment strategy by employing multiple investment styles widely used by hedge funds. In particular, the Fund will pursue those long/short investment styles that may be replicated through proprietary quantitative style analysis. These long/short investment styles include, but are not limited to the following: long/short value, long/short growth, long/short momentum, and covered call writing. Each of these investment styles may incorporate one or more directional and/or non-directional positions. In general, directional positions seek to benefit from market movement in one direction or the other. In contrast, non-directional positions seek to benefit from both upward and downward movement in one or more markets. The Fund will predominantly have a long exposure to directional and non-directional positions. Under normal circumstances, the Fund will invest principally in long and short positions in small and mid-capitalization U.S. and foreign equity securities (though the Fund may invest in securities of any capitalization range), or derivatives thereof, including futures, options and swap agreements, ADRs, and securities of other investment companies.

12

HIGH YIELD STRATEGY FUND

The High Yield Strategy Fund seeks to provide investment results that correlate to the performance of the high yield bond market. The Fund seeks to gain exposure similar to the performance of the high yield bond market by investing in credit default swaps, high yield securities, futures and other financial instruments with economic characteristics comparable to that of the high yield bond market as represented by U.S. and Canadian high yield bonds.

INTERNATIONAL ROTATION FUND

The International Rotation Fund seeks long term capital appreciation.

JAPAN 2x STRATEGY FUND

The Japan 2x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the fair value of the Nikkei 225 Stock Average (the "underlying index"). The Nikkei 225 Stock Average is a price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange. As of December 31, 2007, the Nikkei 225 Stock Average included companies with capitalizations ranging from $183 million to $172 billion. To the extent the Japan 2x Strategy Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. If the Fund meets its objective, the value of the Fund's shares will tend to increase by 200% of the fair value of the underlying index during times when the performance of the underlying index is increasing. When the fair value of the Fund's underlying index decreases, the value of the Fund's shares should also decrease by 200% of the fair value of the decrease in the underlying index (e.g., if the fair value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10%). Due to the use of fair valuation, which is explained in more detail under "Calculating NAV," the value of the Fund's shares may increase by more or less than 200% of the reported value of the underlying index on any given day. For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

LARGE-CAP GROWTH FUND

The Large-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for large-cap growth securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Growth Index (the "underlying index"). The S&P 500/Citigroup Pure Growth Index is narrow in focus, containing only those S&P 500 companies with strong growth characteristics. As of December 31, 2007, the S&P 500/Citigroup Pure Growth Index included companies with a capitalization range of $1.9 billion to $511.9 billion. To

                                                                   PROSPECTUS 13

the extent the Large-Cap Growth Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

LARGE-CAP VALUE FUND

The Large-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for large-cap value securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Value Index (the "underlying index"). The S&P 500/Citigroup Pure Value Index is narrow in focus, containing only those S&P 500 companies with strong value characteristics. As of December 31, 2007, the S&P 500/Citigroup Pure Value Index included companies with a capitalization range of $708 million to $252.1 billion. To the extent the Large-Cap Value Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

MANAGED FUTURES STRATEGY FUND

The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a specific benchmark for measuring trends in the commodity and financial futures markets. The Fund will invest substantially all of its net assets in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the underlying benchmark. The Fund's current benchmark is the Standard & Poor's Diversified Trends Indicator(R) (the "underlying benchmark" or the "S&P DTI"). The S&P DTI does not intend to passively represent the commodities market. Instead, the S&P DTI follows a quantitative methodology to track the prices of a diversified portfolio of 24 futures contracts ("components"). The exposure of the components is divided equally (50%/50%) between tangible commodities and financials in order to increase the internal non-correlation among the components and to add liquidity to the investment. The Fund may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). It is expected that the Subsidiary will invest primarily in commodity futures, but it may also invest in financial futures, option and swap contracts, fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary's derivative positions. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of commodities markets within the limitations of the federal tax requirements that apply to the Fund.

MID-CAP 1.5x STRATEGY FUND

The Mid-Cap 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400 Index (the "underlying index"). The S&P MidCap 400 Index is a modified capitalization-weighted

14

index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. It covers approximately 7% of the U.S. equities market. As of December 31, 2007, the S&P MidCap 400 Index included companies with a capitalization range of $342 million to $12.3 billion. To the extent the Mid-Cap 1.5x Strategy Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund invests principally in securities of companies included in the underlying index and in leveraged derivative instruments, such as equity swap agreements, futures contracts, and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its underlying index or to securities whose performance is highly correlated to its underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its underlying index.

MID-CAP GROWTH FUND

The Mid-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for mid-cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Growth Index (the "underlying index"). The S&P MidCap 400/Citigroup Pure Growth Index is narrow in focus, containing only those S&P MidCap 400 companies with strong growth characteristics. As of December 31, 2007, the S&P MidCap 400/Citigroup Pure Growth Index included companies with a capitalization range of $560 million to $12.3 billion. To the extent the Mid-Cap Growth Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

MID-CAP VALUE FUND

The Mid-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for mid-cap value securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Value Index (the "underlying index"). The S&P MidCap 400/Citigroup Pure Value Index is narrow in focus, containing only those S&P MidCap 400 companies with strong value characteristics. As of December 31, 2007, the S&P MidCap 400/Citigroup Pure Value Index included companies with a capitalization range of $420 million to $6.3 billion. To the extent the Mid-Cap Value Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

                                                                   PROSPECTUS 15

NASDAQ-100(R) FUND

The NASDAQ-100(R) Fund seeks to provide investment s results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ-100(R) Index (the "underlying index"). The NASDAQ-100(R) Index is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the NASDAQ. As of December 31, 2007, the NASDAQ-100(R) Index included companies with a capitalization range of $2.9 billion to $333 billion. To the extent the NASDAQ-100(R) Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

NOVA FUND

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500 Index (the "underlying index"). The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. As of December 31, 2007, the S&P 500 Index included companies with a capitalization range of $708 million to $511.9 billion. To the extent the Nova Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged derivative instruments, such as futures contracts, and options on securities, futures contracts, and stock indices, as well as equity securities and may enter into swap agreements. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

REAL ESTATE FUND

The Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts (collectively, "Real Estate Companies"). Real Estate

16

Companies, which also include master limited partnerships, are primarily engaged in the ownership, construction, management, financing or sale of residential, commercial or industrial real estate. Real Estate Companies may also include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. To the extent the Real Estate Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

RUSSELL 2000(R) FUND

The Russell 2000(R) Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the Russell 2000(R) Index (the "underlying index"). The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000(R) total market capitalization and consisting of a capitalization range of $27 million to $8.6 billion as of December 31, 2007. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the Russell 2000(R) Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of any increase in value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of decrease in the value of the underlying index.

                                                                   PROSPECTUS 17

RUSSELL 2000(R) 1.5x STRATEGY FUND

The Russell 2000(R) 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000(R) Index (the "underlying index"). The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000(R) total market capitalization. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. As of December 31, 2007, the Russell 2000(R) Index included companies with a capitalization range of $27 million to $8.6 billion. The Fund invests principally in securities of companies included in the underlying index and in leveraged derivative instruments, such as equity swap agreements, futures contracts, and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its underlying index or to securities whose performance is highly correlated to its underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its underlying index. To the extent the Russell 2000(R) 1.5x Strategy Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its underlying index is increasing. When the value of its underlying index is decreasing, the value of the Fund's shares will tend to decrease.

RYDEX DYNAMIC FUNDS NASDAQ-100(R) 2x STRATEGY FUND

The NASDAQ-100(R) 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the NASDAQ-100 Index(R) (the "underlying index"). The NASDAQ-100(R) Index is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the NASDAQ. As of December 31, 2007, the NASDAQ-100(R) Index included companies with a capitalization range of $2.9 billion to $333 billion. The Fund employs as its investment strategy a program of investing in leveraged derivative instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. To the extent the NASDAQ-100(R) 2x Strategy Fund's underlying index

18

is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index(R) is concentrated in technology companies.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

RYDEX DYNAMIC FUNDS RUSSELL 2000(R) 2x STRATEGY FUND

The Russell 2000(R) 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Russell 2000(R) Index (the "underlying index"). The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000(R) total market capitalization and consisting of a capitalization range of $27 million to $8.6 billion as of December 31, 2007. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. The Fund employs as its investment strategy a program of investing in leveraged derivative instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. To the extent the Russell 2000(R) 2x Strategy Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

                                                                   PROSPECTUS 19

RYDEX DYNAMIC FUNDS S&P 500 2x STRATEGY FUND

The S&P 500 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500 Index (the "underlying index"). The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. As of December 31, 2007, the S&P 500 Index included companies with a capitalization range of $708 million to $511.9 billion. The Fund employs as its investment strategy a program of investing in leveraged derivative instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. To the extent the S&P 500 2x Strategy Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

S&P 500 FUND

The S&P 500 Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the S&P 500(R) Index (the "underlying index"). The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the S&P on a statistical basis, and which generally represent large-capitalization companies with a capitalization range of $708 million to $511.9 billion as of December 31, 2007. The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P 500(R) Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the S&P 500 Fund will invest

20

at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of decrease in the value of the underlying index.

SECTOR ROTATION FUND

The Sector Rotation Fund seeks long-term capital appreciation. The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. The Fund invests in equity securities, including small and mid-capitalization securities, such as U.S. traded common stocks and ADRs, but may also invest in equity derivatives, such as futures contracts, options, and swap transactions. The Fund may also enter into short sales.

SMALL-CAP GROWTH FUND

The Small-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for small-cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Growth Index (the "underlying index"). The S&P SmallCap 600/Citigroup Pure Growth Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong growth characteristics. As of December 31, 2007, the S&P SmallCap 600/Citigroup Pure Growth Index included companies with a capitalization range of $167 million to $4.8 billion. To the extent the Small-Cap Growth Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

                                                                   PROSPECTUS 21

SMALL-CAP VALUE FUND

The Small-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for small-cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Value Index (the "underlying index"). The S&P SmallCap 600/Citigroup Pure Value Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong value characteristics. As of December 31, 2007, the S&P SmallCap 600/Citigroup Pure Value Index included companies with a capitalization range of $89 million to $3.5 billion. To the extent the Small-Cap Value Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

U.S. GOVERNMENT MONEY MARKET FUND

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

22

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.


                                                ESSENTIAL PORTFOLIO    ESSENTIAL PORTFOLIO   ESSENTIAL PORTFOLIO
                                                 CONSERVATIVE FUND        MODERATE FUND        AGGRESSIVE FUND
                                                -------------------    -------------------   -------------------
Commodity-Linked Derivative Investment Risk              X                      X                     X
Conflicts of Interest Risk                               X                      X                     X
Counterparty Credit Risk                                 X                      X                     X
Credit Risk                                              X                      X                     X
Currency Risk                                            X                      X
Derivatives Risk                                         X                      X                     X
Early Closing Risk                                       X                      X                     X
Energy Sector Concentration Risk                         X                      X                     X
Fixed Income Risk                                        X                      X                     X
Foreign Issuer Exposure Risk                             X                      X                     X
Fund of Funds Risk                                       X                      X                     X
Geographic Concentration in Europe Risk                  X                      X                     X
Geographic Concentration in Japan Risk                   X                      X                     X
High Yield Risk                                          X                      X                     X
Industry Concentration Risk                              X                      X                     X
Interest Rate Risk                                       X                      X                     X
Investment in Investment Companies Risk                  X                      X                     X
Investment Style Risk                                    X                      X                     X
Investment Technique Risk                                X                      X                     X
Issuer Specific Risk                                     X                      X                     X
Large-Capitalization Securities Risk                     X                      X                     X
Leveraging Risk                                          X                      X                     X
Liquidity Risk                                           X                      X                     X
Market Risk                                              X                      X                     X
Mid-Capitalization Securities Risk                       X                      X                     X
Real Estate Sector Concentration Risk                    X                      X                     X
Short Sales Risk                                         X                      X                     X
Small-Capitalization Securities Risk                     X                      X                     X
Stable Price Per Share Risk                              X                      X                     X
Tax Risk                                                 X                      X                     X
Technology Sector Concentration Risk                     X                      X                     X
Tracking Error Risk                                      X                      X                     X
Trading Halt Risk                                        X                      X                     X

                                                                   PROSPECTUS 23

DESCRIPTIONS OF PRINCIPAL RISKS


COMMODITY-LINKED DERIVATIVE INVESTMENT RISK - The Fund may invest in the Commodities Strategy Fund and Managed Futures Strategy Fund, each of which is subject to Commodity-Linked Derivative Investment Risk. The Commodities Strategy Fund's and Managed Futures Strategy Fund's exposure to the commodities markets may subject the Commodities Strategy Fund and Managed Futures Strategy Fund, and thus the Fund, to greater volatility than investments in traditional securities. Because the value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable, the value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying index, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

      INDEX-LINKED AND COMMODITY-LINKED "STRUCTURED" SECURITIES -

      The Commodities Strategy Fund and Managed Futures Strategy Fund invest in derivative instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts, or the performance of commodity indices, such as the S&P GSCI(TM) Commodity Index. These are "commodity-linked" or "index-linked" securities. They are sometimes referred to as "structured securities" because the terms of the instrument may be structured by the issuer of the security and the purchaser of the security, such as the Commodities Strategy Fund and Managed Futures Strategy Fund. These securities may be issued by banks, brokerage firms, insurance companies and other corporations.

      The value of these securities will rise or fall in response to changes in the underlying commodity or related index or investment. These securities expose the Commodities Strategy Fund and Managed Futures Strategy Fund, and thus the Fund, economically to movements in commodity prices. In addition to commodity price risk, the securities also are subject to credit and interest rate risks that in general affect the values of debt securities. Therefore, at maturity, the Commodities Strategy Fund and Managed Futures Strategy Fund may receive more or less principal than it originally invested. The Commodities Strategy Fund and Managed Futures Strategy Fund might receive interest payments that are more or less than the stated coupon interest payments.

      STRUCTURED NOTE RISK - The Commodities Strategy Fund and Managed Futures Strategy Fund intend to invest in commodity, currency and financial-linked structured notes to a significant extent. Commodity-linked

24

      structured notes provide exposure, which may include long and/or short exposure, to the investment returns of "real assets" (i.e., assets that have tangible properties such as oil, gold and silver) that trade in the commodities markets without investing directly in physical commodities. The performance of these notes is determined by the price movement of the commodities underlying the note. Currency and financial-linked structured notes provide exposure to the investment returns of currencies and financial instruments. A highly liquid secondary market may not exist for the structured notes, and there can be no assurance that one will develop. However, on April 10, 2006, Rydex received a private letter ruling from the IRS that concluded that commodity-linked structured notes will produce qualifying income for a regulated investment company under the Internal Revenue Code of 1986, as amended. Consequently, the Advisor believes that other mutual funds may increase their investment in commodity-linked structured notes leading to the creation and maintenance of a more liquid secondary market.

      CONFLICTS OF INTEREST RISK - In managing the Fund, the Advisor will have the authority to select and substitute underlying funds. The Advisor is subject to conflicts of interest in doing so and in allocating Fund assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Advisor is also responsible for managing each of the underlying funds. The Advisor is legally obligated to disregard the fees payable by underlying funds when making investment decisions. The Trustees and officers of the Fund are also Trustees and officers of the underlying funds and thus may have conflicting interests in fulfilling their fiduciary duties to both the Fund and the underlying funds.

COUNTERPARTY CREDIT RISK - Each of the underlying funds (except for the U.S. Government Money Market Fund) in which the Fund may invest is subject to Counterparty Credit Risk. The underlying funds invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements, and in the case of the Commodities Strategy Fund and Managed Futures Strategy Fund, structured notes. The underlying funds will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The underlying funds will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and similar

                                                                   PROSPECTUS 25

instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, an underlying fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the underlying fund, this default will cause the value of the Fund's investment in the underlying fund to decrease. In addition, the underlying funds may enter into swap agreements with a limited number of counterparties, and the Commodities Strategy Fund and Managed Futures Strategy Fund may invest in commodity-linked structured notes issued by a limited number of issuers that will act as counterparties, which may increase an underlying fund's, and thus the Fund's, exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

      CREDIT DEFAULT SWAP RISK - The Fund may invest in the Absolute Return Strategies Fund and High Yield Strategy Fund, which may each enter into credit default swap agreements. A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The Absolute Return Strategies Fund and High Yield Strategy Fund may be either the buyers of credit protection against a designated event of default, restructuring or other credit related event (each a "Credit Event") or the sellers of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation through either physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if the Absolute Return Strategies Fund and/or High Yield Strategy Fund invested directly in the underlying reference obligations. For example, a credit default swap may increase the Absolute Return Strategies Fund's and/or High Yield Strategy Fund's credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the Absolute Return Strategies Fund and/or High Yield Strategy Fund invests.

26

CREDIT RISK - The Fund may invest in the High Yield Strategy Fund, which is subject to Credit Risk. Credit risk is the risk that the High Yield Strategy Fund could lose money if the issuer or guarantor of a debt instrument becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

CURRENCY RISK - The Fund may invest in the Absolute Return Strategies Fund, Europe 1.25x Strategy Fund, High Yield Strategy Fund, International Rotation Fund, Japan 2x Strategy Fund, and Managed Futures Strategy Fund, each of which is subject to Currency Risk. These underlying funds' indirect and direct exposure to foreign currencies subjects the underlying funds, and thus the Fund, to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Absolute Return Strategies Fund, Europe 1.25x Strategy Fund, International Rotation Fund, Japan 2x Strategy Fund, and Managed Futures Strategy Fund may incur transaction costs in connection with conversions between various currencies. These underlying funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

DERIVATIVES RISK - The underlying funds (except for the U.S. Government Money Market Fund) may invest a percentage of their assets in derivatives, such as futures and options contracts, to pursue their respective investment objectives. The use of such derivatives may expose the underlying funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The underlying funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The underlying funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

                                                                   PROSPECTUS 27

      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the underlying funds may cover their positions by owning the underlying security on which an option is written or by owning a call option on the underlying security. Alternatively, the underlying funds may cover their positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the underlying funds.

The risks associated with the underlying funds' use of futures and options contracts include:

      - The underlying funds experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

      - There may be an imperfect correlation between the changes in market value of the securities held by underlying funds and the prices of futures and options on futures.

      - Although the underlying funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the underlying funds may be unable to close out their futures contracts at a time which is advantageous.

      - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

      - Because option premiums paid or received by the underlying funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

28

EARLY CLOSING RISK - The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

ENERGY SECTOR CONCENTRATION RISK - The Fund may invest in the Commodities Strategy Fund. The Commodities Strategy Fund is subject to the risk that the securities of issuers in the energy sector and energy sector commodities that the Commodities Strategy Fund purchases will underperform the market as a whole either by declining in value or failing to perform as well. To the extent that the Commodities Strategy Fund's investments are concentrated in issuers conducting business in the energy sector, the Commodities Strategy Fund, and thus the Fund, is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of securities of energy companies and energy sector commodities may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

FIXED INCOME RISK - The Fund may invest in the Absolute Return Strategies Fund, Government Long Bond 1.2x Strategy Fund, Hedged Equity Fund, High Yield Strategy Fund, and Managed Futures Strategy Fund, each of which may invest in fixed income securities or related investments. The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Such periods may benefit the High Yield Strategy Fund. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the Government Long Bond 1.2x Strategy Fund having to reinvest the proceeds in lower yielding coupon securities. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. The value of an investment in the High Yield Strategy Fund may decline during periods of rising interest rates. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. With respect to the High Yield Strategy Fund, the prices of high yield

                                                                   PROSPECTUS 29

bonds, unlike those of investment grade bonds, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in the Europe 1.25x Strategy Fund, High Yield Strategy Fund, International Rotation Fund, Japan 2x Strategy Fund, NASDAQ-100(R) Fund, Rydex Dynamic Funds NASDAQ-100(R) 2x Strategy Fund, and Sector Rotation Fund, each of which may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. The High Yield Strategy Fund may invest in instruments that are linked to the performance of foreign issuers, primarily Canadian issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than that are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the underlying fund. With respect to the High Yield Strategy Fund, the Canadian economy can be significantly affected by the U.S. economy and the price of natural resources. In addition, periodic demands by the Province of Quebec for sovereignty could significantly affect the Canadian market.

FUND OF FUNDS RISK - The Fund is subject to fund of funds risk. By investing in the underlying funds indirectly through the Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses

30

of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds. In order to minimize these expenses, the Fund intends to invest in the class of shares of each underlying fund with the lowest shareholder fees and net fund operating expenses.

In addition, an underlying fund may buy the same securities that another underlying fund sells. If this happens, an investor in the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. Also, the Fund investor may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund's transactions in shares of the underlying funds. In addition, certain of the underlying funds may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style. Because the Fund invests most of its assets in underlying Rydex Funds, the Fund's investment performance is directly related to the performance of those underlying funds. The performance of those underlying funds, in turn, depends upon the performance of the securities in which they invest.

GEOGRAPHIC CONCENTRATION IN EUROPE RISK - The Fund may invest in the Europe 1.25x Strategy Fund, which is subject to Geographic Concentration in Europe Risk. Because a significant portion of the assets of the Europe 1.25x Strategy Fund are invested in a specific geographic region, the value of its investments and the net asset value of the Europe 1.25x Strategy Fund, and thus the Fund, could decline more dramatically as a result of adverse events affecting Europe. In addition, countries in Europe may be significantly affected by the tight fiscal and monetary controls of the European Economic and Monetary Union (EMU).

GEOGRAPHIC CONCENTRATION IN JAPAN RISK - The Fund may invest in the Japan 2x Strategy Fund, which is subject to Geographic Concentration in Japan Risk. Targeting Japan could hurt the Japan 2x Strategy Fund's, and thus the Fund's, performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese economic growth has weakened after the sharp collapse of the stock market in the 1990's and the current economic condition remains uncertain. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or erroneous. The Japan 1.25x Strategy Fund may be more volatile than a geographically diversified equity fund.

HIGH YIELD RISK - The Fund may invest in the Absolute Return Strategies Fund and High Yield Strategy Fund, each of which is subject to High Yield Risk. The Absolute Return Strategies Fund and High Yield Strategy Fund may

                                                                   PROSPECTUS 31

invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"). High yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer's continuing ability to make principal and interest payments. The value of these securities often fluctuates in response to company, political, or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Absolute Return Strategies Fund's and High Yield Strategy Fund's ability to sell these securities (liquidity risk). These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. If the issuer of a security is in default with respect to interest or principal payments, the Absolute Return Strategies Fund and/or High Yield Strategy Fund may lose their entire respective investments. The High Yield Strategy Fund seeks to correspond generally to the total return of the high yield bond market and thus an investment in the High Yield Strategy Fund will generally decline in value when the high yield bond market is losing value.

INDUSTRY CONCENTRATION RISK - The Fund may invest in the Commodities Strategy Fund, NASDAQ-100(R) Fund, Managed Futures Strategy Fund, Real Estate Fund, and Rydex Dynamic Funds NASDAQ-100(R) 2x Strategy Fund, each of which is subject to Industry Concentration Risk. The risk of concentrating fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the underlying fund, and thus the Fund, will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

INTEREST RATE RISK - The Fund may invest in the U.S. Government Money Market Fund, which is subject to Interest Rate Risk. Interest Rate Risk involves the potential for decline in the U.S. Government Money Market Fund's yield (the rate of dividends the U.S. Government Money Market Fund pays) in the event of declining interest rates.

INVESTMENT IN INVESTMENT COMPANIES RISK - The Fund will regularly invest in other investment companies, including the underlying funds and exchange-traded funds. In addition, certain of the underlying funds invest in shares of investment companies, such as exchange-traded funds, unit investment trusts, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in the underlying funds or other

32

investment companies, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the underlying funds' and/or other investment company's expenses. For example, if an underlying fund sells the same securities another underlying fund is purchasing, an investor in the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. The costs associated with investments in exchange-traded funds may differ from those associated with the Fund's investments in the underlying funds. Similarly, an investor in the Fund may receive taxable gains as a result of the underlying funds' portfolio transactions in addition to the taxable gains attributable to the Fund's transactions in shares of the underlying funds. Further, in part because of these additional expenses, the performance of the Fund may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the underlying funds or other investment company. The ability to redeem large blocks of exchange-traded fund shares has historically resulted in the market price of individual exchange-traded fund shares being at or near the net asset value of the exchange-traded fund's underlying investments. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if it had invested directly in the underlying investments. For example, shares of an exchange-traded fund are traded at market prices, which may vary from the net asset value of its underlying investments. Lack of liquidity in an exchange-traded fund can contribute to the increased volatility of its value in comparison to the value of the underlying portfolio securities. In addition, the Fund and the underlying funds may invest in investment companies and other pooled investment vehicles that are not registered pursuant to the Investment Company Act of 1940, and therefore, not subject to the regulatory scheme of the Investment Company Act of 1940.

      INVESTMENT IN THE SUBSIDIARY RISK - The Managed Futures Strategy Fund may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). The Subsidiary is not registered under the Investment Company Act of 1940 and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the Investment Company Act of 1940. Thus, the Managed Futures Strategy Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. However, the Managed Futures Strategy Fund wholly owns and controls the Subsidiary, and the Managed Futures Strategy Fund and Subsidiary are both managed by the Advisor, making it unlikely that the Subsidiary will take action contrary to the interests of the Managed Futures Strategy Fund or its shareholders. While the Subsidiary has its own board of directors that

                                                                   PROSPECTUS 33

      is responsible for overseeing the operations of the Subsidiary, the Managed Futures Strategy Fund's Board has oversight responsibility for the investment activities of the Managed Futures Strategy Fund, including its investment in the Subsidiary, and the Managed Futures Strategy Fund's role as the sole shareholder of the Subsidiary. Also, to the extent they are applicable to the investment activities of the Subsidiary, the Advisor will be subject to the same fundamental investment restrictions that apply to the management of the Managed Futures Strategy Fund in managing the Subsidiary's portfolio. It is not currently expected that shares of the Subsidiary will be sold or offered to investors other than the Managed Futures Strategy Fund.

      Changes in the laws of the United States and/or the Cayman Islands, under which the Managed Futures Strategy Fund and the Subsidiary, respectively, are organized, could result in the inability of the Managed Futures Strategy Fund and/or the Subsidiary to operate as described in this Prospectus and could negatively affect the Managed Futures Strategy Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay a Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

INVESTMENT STYLE RISK - The Fund may invest in the Sector Rotation Fund which is subject to Investment Style Risk. The Sector Rotation Fund is subject to the risk that the Advisor's use of a price momentum-driven investment strategy may cause the Sector Rotation Fund, and thus the Fund, to underperform other types of mutual funds that use different investment strategies during periods when price momentum investing is out of favor.

INVESTMENT TECHNIQUE RISK - The Fund may invest in the High Yield Strategy Fund, which may use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, options and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying bond or index. These instruments may increase the volatility of the High Yield Strategy Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques also may expose the High Yield Strategy Fund to risks different from or possibly greater than the risks associated with investing directly in high yield debt securities, including: 1) the risk that an instrument is temporarily mispriced; 2) credit or performance risk on the amount the High Yield Strategy Fund expects to receive from a counterparty; 3) the risk that security prices, interest rates and

34

currency markets will move adversely and the High Yield Strategy Fund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; and 5) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust the High Yield Strategy Fund's position in a particular instrument when desired.

ISSUER SPECIFIC RISK - The Fund may invest in the High Yield Strategy Fund, which is subject to Issuer Specific Risk. The value of a security may increase or decrease for a number of reasons which directly relate to the issuer. For example, with respect to the High Yield Strategy Fund, perceived poor management performance, financial leverage or reduced demand of the issuer's goods or services may contribute to a decrease in the value of a security. A decrease in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the High Yield Strategy Fund to decrease.

LARGE-CAPITALIZATION SECURITIES RISK - The Fund may invest in the Large-Cap Growth Fund, Large-Cap Value Fund, Japan 2x Strategy Fund, NASDAQ-100(R) Fund, Nova Fund, Rydex Dynamic Funds NASDAQ-100(R) 2x Strategy Fund, and Rydex Dynamic Funds S&P 500 2x Strategy Fund, each of which is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK - The Fund may invest in the Absolute Return Strategies Fund, Europe 1.25x Strategy Fund, Government Long Bond 1.2x Strategy Fund, Hedged Equity Fund, Japan 2x Strategy Fund, Mid-Cap 1.5x Strategy Fund, Nova Fund, Russell 2000(R) 1.5x Strategy Fund, Rydex Dynamic Funds NASDAQ-100(R) 2x Strategy Fund, Rydex Dynamic Funds Russell 2000(R) 2x Strategy Fund, and Rydex Dynamic Funds S&P 500 2x Strategy Fund, each of which invests in leveraged instruments. The more an underlying fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Leverage, including borrowing, will cause the value of the underlying fund's shares to be more volatile than if the underlying fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the underlying fund's portfolio securities. These underlying funds will engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may also cause an underlying fund to liquidate portfolio positions when it would not be

                                                                   PROSPECTUS 35

advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where an underlying fund, for any reason, is unable to close out the transaction. In addition, to the extent an underlying fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed an underlying fund's investment income, resulting in greater losses. Because the underlying funds' investment strategies involve consistently applied leverage, the value of the underlying fund's shares, and thus the Fund's shares, will tend to increase or decrease more than the value of any increase or decrease in its underlying index. Leverage will also have the effect of magnifying tracking error risk.

LIQUIDITY RISK - The Fund may invest in the High Yield Strategy Fund and Managed Futures Strategy Fund, each of which is subject to Liquidity Risk. In certain circumstances, it may be difficult for these underlying funds to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which an underlying fund may invest, trading in such instruments may be relatively inactive. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in an underlying fund's portfolio, the ability of the underlying fund to assign an accurate daily value to these investments may be difficult and the Advisor may be required to fair value the investments. For additional information about fair valuation, see "Calculating NAV."

MARKET RISK - The Fund and the underlying funds (except for the U.S. Government Money Market Fund) in which the Fund invests, may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities or commodities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's or an underlying fund's investments may decline in value due to factors affecting securities or commodities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund or an underlying fund invests will

36

cause the net asset value of the Fund or the underlying fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's or an underlying fund's securities and other financial instruments may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

MID-CAPITALIZATION SECURITIES RISK - The Fund may invest in the Absolute Return Strategies Fund, Hedged Equity Fund, Japan 2x Strategy Fund, Mid-Cap 1.5x Strategy Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Real Estate Fund, and Sector Rotation Fund, each of which is subject to Mid-Capitalization Securities Risk. In comparison to securities of companies with larger capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. Medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

REAL ESTATE SECTOR CONCENTRATION RISK - The Fund may invest in the Real Estate Fund, which is subject to Real Estate Sector Concentration Risk. Real Estate Sector Concentration Risk is the risk that the securities of real estate companies that the Real Estate Fund purchases will underperform the market as a whole. To the extent that the Real Estate Fund's investments are concentrated in real estate companies, the Real Estate Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting real estate companies. Investments in real estate companies may also subject the Real Estate Fund to the risks associated with the direct ownership of real estate. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Also, equity real estate investment trusts or REITs may be affected by changes in the value of the underlying property owned by the REIT, while mortgage REITs may be affected by the quality of the credit extended. In addition to these risks, REITs are dependent on specialized management skills, and some REITs may have investments in relatively few properties, in a small geographic area, or a single type of property. These factors may increase the volatility of the Real Estate Fund's investments in REITs.

                                                                   PROSPECTUS 37

SHORT SALES RISK - The Fund may invest in the Absolute Return Strategies Fund, Hedged Equity Fund, International Rotation Fund, Managed Futures Strategy Fund, and Sector Rotation Fund, each of which is subject to Short Sales Risk. Short sales are transactions in which an underlying fund sells a security it does not own. To complete the transaction, the underlying fund must borrow the security to make delivery to the buyer. The underlying fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the underlying fund. If the underlying security goes down in price between the time the underlying fund sells the security and buys it back, the underlying fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the underlying fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the underlying fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the underlying fund must pay to the lender of the security. The underlying fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the underlying fund's needs for immediate cash or other liquidity. The underlying fund's investment performance may also suffer if the underlying fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the underlying fund to deliver the securities the underlying fund borrowed at the commencement of the short sale and the underlying fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the underlying fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the underlying fund's open short positions. These expenses negatively impact the performance of the underlying fund, and thus the Fund. For example, when an underlying fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the underlying fund on the investment of the cash generated by the short sale. Similarly, when an underlying fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the underlying fund's unrealized gain or reduces the underlying fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that an underlying fund is obligated to pay is greater than the interest earned by the underlying fund on investments, the performance of the

38

underlying fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the underlying fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION SECURITIES RISK - The Fund may invest in the Absolute Return Strategies Fund, Hedged Equity Fund, Japan 2x Strategy Fund, Real Estate Fund, Russell 2000(R) Fund, Russell 2000(R) 1.5x Strategy Fund, Rydex Dynamic Funds Russell 2000(R) 2x Strategy Fund, Sector Rotation Fund, Small-Cap Growth Fund, and Small-Cap Value Fund, each of which is subject to Small-Capitalization Securities Risk. In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. Small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

STABLE PRICE PER SHARE RISK - The Fund may invest in the U.S. Government Money Market Fund, which is subject to Stable Price Per Share Risk. The U.S. Government Money Market Fund's assets are valued using the amortized cost method, which enables the U.S. Government Money Market Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE U.S. GOVERNMENT MONEY MARKET FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE U.S. GOVERNMENT MONEY MARKET FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.

TAX RISK - The Fund may invest in the Commodities Strategy Fund and Managed Futures Strategy Fund, each of which is subject to Tax Risk. As noted under "Commodity-Linked Derivative Investment Risk" above, the Commodities Strategy Fund and Managed Futures Strategy Fund currently gain most of their exposure to the commodities markets by entering into commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. In order for the Commodities Strategy Fund and Managed Futures Strategy Fund to qualify as a regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, the Commodities Strategy Fund and Managed Futures Strategy Fund must derive at least 90 percent of their

                                                                   PROSPECTUS 39

gross income each taxable year from qualifying income, which is described in more detail in the SAI. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked derivative instruments in which the Commodities Strategy Fund and Managed Futures Strategy Fund invest will not be considered qualifying income after September 30, 2006. The Commodities Strategy Fund and Managed Futures Strategy Fund will therefore restrict their income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of their gross income. The Commodities Strategy Fund and Managed Futures Strategy Fund have received a private letter ruling from the IRS that concludes that certain commodities-linked notes held by the Commodities Strategy Fund and Managed Futures Strategy Fund will produce qualifying income for purposes of the regulated investment company qualification tests. The Advisor believes it can continue to successfully operate the Commodities Strategy Fund and Managed Futures Strategy Fund in a manner consistent with each fund's current investment objective by investing in these commodities-linked structured notes. See "Tax Information" for more information.

In addition, the Managed Futures Strategy Fund's investment in the Subsidiary is expected to provide the Managed Futures Strategy Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The Managed Futures Strategy Fund has received a private letter ruling from the IRS that concludes that income from the Managed Futures Strategy Fund's investment in the Subsidiary will constitute qualifying income for purposes of Subchapter M. Please see "Tax Information" for more information.

TECHNOLOGY SECTOR CONCENTRATION RISK - The Fund may invest in the NASDAQ-100(R) Fund and Rydex Dynamic Funds NASDAQ-100(R) 2x Strategy Fund, each of which is subject to Technology Sector Concentration Risk. Technology Sector Concentration Risk is the risk that the securities of issuers in the technology sector that the NASDAQ-100(R) Fund and Rydex Dynamic Funds NASDAQ-100(R) 2x Strategy Fund purchase will underperform the market as a whole. To the extent that the NASDAQ-100(R) Fund's or Rydex Dynamic Funds NASDAQ-100(R) 2x Strategy Fund's investments are concentrated in issuers conducting business in the technology sector, the NASDAQ-100(R) Fund's and/or Rydex Dynamic Funds NASDAQ-100(R) 2x Strategy Fund, and thus the Fund, is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to

40

market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

TRACKING ERROR RISK - The Fund may invest in the Commodities Strategy Fund, Europe 1.25x Strategy Fund, Government Long Bond 1.2x Strategy Fund, Japan 2x Strategy Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Managed Futures Strategy Fund, Mid-Cap 1.5x Strategy Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, NASDAQ-100(R) Fund, Nova Fund, Russell 2000(R) 1.5x Strategy Fund, Rydex Dynamic Funds NASDAQ-100(R) 2x Strategy Fund, Rydex Dynamic Funds Russell 2000(R) 2x Strategy Fund, Rydex Dynamic Funds S&P 500 2x Strategy Fund, Small-Cap Growth Fund, and Small-Cap Value Fund, each of which is subject to Tracking Error Risk. Tracking error risk refers to the risk that the Advisor may not be able to cause an underlying fund's performance to match or correlate to that of its underlying index, either on a daily or aggregate basis. Factors such as underlying fund expenses, imperfect correlation between the underlying fund's investments and those of its underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. In addition, the Large-Cap Growth Fund, Large-Cap Value Fund, Managed Futures Strategy Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, NASDAQ-100(R) Fund, Nova Fund, Rydex Dynamic Funds NASDAQ-100(R) 2x Strategy Fund, Rydex Dynamic Funds Russell 2000(R) 2x Strategy Fund, Rydex Dynamic Funds S&P 500 Strategy Fund, Small-Cap Growth Fund, and Small-Cap Value Fund, which seek to track their respective benchmarks on a daily basis, and the Commodities Strategy Fund, Europe 1.25x Strategy Fund, Government Long Bond 1.2x Strategy Fund, Japan 2x Strategy Fund, Mid-Cap 1.5x Strategy Fund, and Russell 2000(R) 1.5x Strategy Fund, which seek to track their respective benchmarks over time, are subject to mathematical compounding which may prevent an underlying fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause an underlying fund's and thus the Fund's performance to be less than you expect.

The Europe 1.25x Strategy Fund, Government Long Bond 1.2x Strategy Fund, Japan 2x Strategy Fund, Mid-Cap 1.5x Strategy Fund, and Russell 2000(R) 1.5x Strategy Fund seek to track their respective benchmarks over time, but are also subject to the effects of mathematical compounding. Tracking error may be more significant for the Europe 1.25x Strategy Fund, Government Long Bond 1.2x Strategy Fund, Japan 2x Strategy Fund, Mid-Cap 1.5x Strategy Fund, and Russell 2000(R) 1.5x Strategy Fund compared to other Rydex Funds due to the Funds' consistent application of leverage to increase exposure to their respective underlying indices.

                                                                   PROSPECTUS 41

The prices of the Europe 1.25x Strategy Fund and Japan 2x Strategy Fund are calculated at the close of the U.S. markets using fair value prices. Due to the differences in times between the close of the European and Japanese markets and the time the Funds price their shares, the value the Funds assign to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. On a daily basis, the Funds are priced with consideration to the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, and market movement in the U.S. as related to the securities. As a result, the tracking error risk for the Europe 1.25x Strategy Fund and Japan 2x Strategy Fund may be higher than for other Rydex Funds.

TRADING HALT RISK - The underlying funds (except for the U.S. Government Money Market Fund) in which the Fund may invest typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the underlying fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the underlying fund prices its shares may limit the underlying fund's ability to use leverage and may prevent the underlying fund from achieving its investment objective. In such an event, the underlying fund also may be required to use a "fair value" method to price its outstanding contracts or securities.

42

FUND PERFORMANCE

The following bar charts show the performance of the H-Class Shares of the Funds from year to year. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of the H-Class Shares of the Funds as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. The after-tax returns are calculated using the highest historical federal income and capital gains tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Returns After Taxes on Distributions assume a continued investment in a Fund and show the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other classes of shares will differ from those shown below. Of course, this past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.

                                                                   PROSPECTUS 43


ESSENTIAL PORTFOLIO CONSERVATIVE FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -2.02%.

                                  (BAR GRAPH)

Year   Quarter Return
----   --------------
2007       6.94%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2007) 2.52%                  (quarter ended 9/30/2007) 1.00%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                               Since
                                                                             Inception
H-CLASS SHARES                                                Past 1 Year   (6/30/2006)
-----------------------------------------------------------   ------------  -----------
Return Before Taxes                                              6.94%         8.71%
Return After Taxes on Distributions                              5.75%         7.69%
Return After Taxes on Distributions and Sale of Fund Shares      4.52%         6.83%
Synthetic Essential Portfolio Conservative Benchmark (1)         6.80%        10.03%
S&P 500 Index (1)                                                5.49%        12.22%


(1) THE BENCHMARK REFLECTS A 40/60 RATIO OF THE PERFORMANCE OF THE S&P 500 INDEX AND THE LEHMAN AGGREGATE BOND INDEX. THE S&P 500 INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. THE LEHMAN AGGREGATE BOND INDEX MEASURES THE PERFORMANCE OF THE TOTAL UNITED STATES INVESTMENT GRADE BOND MARKET, WHICH INCLUDES INVESTMENT GRADE U.S. TREASURY BONDS, GOVERNMENT RELATED BONDS, INVESTMENT GRADE CORPORATE BONDS, MORTGAGE PASS-THROUGH SECURITIES, COMMERCIAL MORTGAGE-BACKED SECURITIES AND ASSET-BACKED SECURITIES THAT ARE PUBLICLY OFFERED FOR SALE N THE UNITED STATES. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

44

ESSENTIAL PORTFOLIO MODERATE FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -3.93%.

                                  (BAR GRAPH)

Year   Quarter Return
----   --------------
2007        6.44%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2007) 3.88%                (quarter ended 12/31/2007) -0.13%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                               Since
                                                                             Inception
H-CLASS SHARES                                                Past 1 Year   (6/30/2006)
-----------------------------------------------------------   -----------   -----------
Return Before Taxes                                              6.44%         9.38%
Return After Taxes on Distributions                              5.43%         7.69%
Return After Taxes on Distributions and Sale of Fund Shares      4.23%         7.02%
Synthetic Essential Portfolio Moderate Benchmark (2)             6.49%        10.86%
S&P 500 Index (2)                                                5.49%        12.22%

(2) THE BENCHMARK REFLECTS A 60/40 RATIO OF THE PERFORMANCE OF THE S&P 500 INDEX AND THE LEHMAN AGGREGATE BOND INDEX. THE S&P 500 INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. THE LEHMAN AGGREGATE BOND INDEX MEASURES THE PERFORMANCE OF THE TOTAL UNITED STATES INVESTMENT GRADE BOND MARKET, WHICH INCLUDES INVESTMENT GRADE U.S. TREASURY BONDS, GOVERNMENT RELATED BONDS, INVESTMENT GRADE CORPORATE BONDS, MORTGAGE PASS-THROUGH SECURITIES, COMMERCIAL MORTGAGE-BACKED SECURITIES AND ASSET-BACKED SECURITIES THAT ARE PUBLICLY OFFERED FOR SALE N THE UNITED STATES. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                                                   PROSPECTUS 45

ESSENTIAL PORTFOLIO AGGRESSIVE FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -5.80%.

                                  (BAR GRAPH)

Year   Quarter Return
----   --------------
2007       6.33%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2007) 4.28%                (quarter ended 12/31/2007) -1.11%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                               Since
                                                                             Inception
H-CLASS SHARES                                                Past 1 Year   (6/30/2006)
-----------------------------------------------------------   -----------   -----------
Return Before Taxes                                              6.33%         9.93%
Return After Taxes on Distributions                              5.74%         7.77%
Return After Taxes on Distributions and Sale of Fund Shares      4.27%         7.24%
Synthetic Essential Portfolio Aggressive Benchmark (3)           6.02%        11.59%
S&P 500 Index (3)                                                5.49%        12.22%

(3) THE BENCHMARK REFLECTS A 80/20 RATIO OF THE PERFORMANCE OF THE S&P 500 INDEX AND THE LEHMAN AGGREGATE BOND INDEX. THE S&P 500 INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. THE LEHMAN AGGREGATE BOND INDEX MEASURES THE PERFORMANCE OF THE TOTAL UNITED STATES INVESTMENT GRADE BOND MARKET, WHICH INCLUDES INVESTMENT GRADE U.S. TREASURY BONDS, GOVERNMENT RELATED BONDS, INVESTMENT GRADE CORPORATE BONDS, MORTGAGE PASS-THROUGH SECURITIES, COMMERCIAL MORTGAGE-BACKED SECURITIES AND ASSET-BACKED SECURITIES THAT ARE PUBLICLY OFFERED FOR SALE N THE UNITED STATES. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

46

FUND FEES AND EXPENSES


The tables below describe the fees and expenses that you may pay if you buy and hold H-Class Shares of the Funds described in this Prospectus.

                                                        ESSENTIAL    ESSENTIAL   ESSENTIAL
                                                        PORTFOLIO    PORTFOLIO   PORTFOLIO
                                                      CONSERVATIVE   MODERATE    AGGRESSIVE
                                                      ------------   ---------   ----------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) (1)
Redemption Fee on Shares Redeemed Within 30 Days of
 Purchase (as a percentage of amount redeemed, if
 applicable) (2)                                           1.00%        1.00%       1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                            None         None        None

Distribution And/Or Shareholder
 Service (12b-1) Fees (3)                                  None         None        None

Other Expenses (4)                                         0.01%        0.01%       0.01%

Acquired Fund Fees and Expenses (5)                        1.90%        1.55%       1.59%
                                                           ----         ----        ----
Total Annual Fund Operating Expenses                       1.91%        1.56%       1.60%
                                                           ====         ====        ====

(1) THE FUNDS WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.

(2)   FOR MORE INFORMATION SEE "FREQUENT PURCHASES AND REDEMPTIONS OF FUND
      SHARES."

(3) EACH UNDERLYING FUND PAYS A 0.25% DISTRIBUTION FEE TO RYDEX DISTRIBUTORS, INC. (THE "DISTRIBUTOR") PURSUANT TO RULE 12B-1 FOR THE DISTRIBUTION EXPENSES ASSOCIATED WITH DISTRIBUTING THE UNDERLYING FUNDS. THE DISTRIBUTOR WILL USE THE 12B-1 FEES PAID BY THE UNDERLYING FUNDS FOR ITS DISTRIBUTION EXPENSES ASSOCIATED WITH DISTRIBUTING THE FUND.

(4) THE ADVISOR HAS CONTRACTUALLY AGREED TO PAY ALL "OTHER EXPENSES" OF THE FUND, EXCLUDING ACQUIRED FUND FEES AND EXPENSES, INTEREST EXPENSE AND TAXES (EXPECTED TO BE DE MINIMIS), BROKERAGE COMMISSIONS AND OTHER EXPENSES CONNECTED WITH THE EXECUTION OF PORTFOLIO TRANSACTIONS AND EXTRAORDINARY EXPENSES.

(5) AS A SHAREHOLDER IN CERTAIN UNDERLYING FUNDS (THE "ACQUIRED FUNDS"), THE FUNDS WILL INDIRECTLY BEAR THEIR PROPORTIONATE SHARE OF THE FEES AND EXPENSES OF THE ACQUIRED FUNDS. "ACQUIRED FUND FEES AND EXPENSES" ARE BASED UPON (I) THE APPROXIMATE ALLOCATION OF THE FUNDS' ASSETS AMONG THE ACQUIRED FUNDS AND THE (II) NET EXPENSES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES) OF THE ACQUIRED FUNDS DURING THEIR MOST RECENTLY COMPLETED FISCAL YEAR. "ACQUIRED FUND FEES AND EXPENSES," IN GENERAL, WILL VARY WITH CHANGES IN THE EXPENSES OF THE ACQUIRED FUNDS, AS WELL AS ALLOCATION OF THE FUNDS' ASSETS, AND MAY BE HIGHER OR LOWER THAN THOSE SHOWN ABOVE.

                                                                   PROSPECTUS 47

EXAMPLE


The Examples that follow are intended to help you compare the cost of investing in H-Class Shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your costs based on these assumptions.

FUND                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------   ------   -------   -------   --------
ESSENTIAL PORTFOLIO CONSERVATIVE    $194     $600     $1,032     $2,233
ESSENTIAL PORTFOLIO MODERATE        $159     $493     $  850     $1,856
ESSENTIAL PORTFOLIO AGGRESSIVE      $163     $505     $  871     $1,900

48

MORE INFORMATION ABOUT THE FUNDS:

ADVISOR'S INVESTMENT METHODOLOGY


Essential Portfolio Theory, or EPT, attempts to maximize returns for a targeted level of risk by investing each Fund's assets in underlying funds comprised of equity, fixed income and money market securities, alternative asset classes (I.E., commodities and real estate) and alternative investment strategies (I.E., absolute return, leveraged, and sector-based strategies).

In seeking to achieve the goal of maximizing returns for each Fund's risk level, the Advisor uses quantitative analysis to efficiently allocate across underlying funds (the "optimization process"). The Advisor may make modifications to the optimization process from time to time to take certain qualitative factors into consideration. The Advisor runs the optimization process on a regular basis in order to integrate current market data and reallocate, as necessary, each Fund's asset allocations.


The Essential Portfolio Funds seek to integrate many of the central tenets of Essential Portfolio Theory, which include:

      - TAKING ADVANTAGE OF TRUE DIVERSIFICATION: Expand upon the traditional asset allocation menu and consider asset classes both positively and negatively correlated to the market, such as commodities, futures, real estate, inverse investments, hedge fund-type strategies such as absolute return, and leveraged or currency products--all of which may help investors achieve a truly diversified portfolio that may reduce risk.

      - COMBINING LEVERAGE WITH DIVERSIFICATION TO ACHIEVE A TARGETED RISK/RETURN OBJECTIVE: Invest in underlying funds that use leverage to increase exposure to select market indices, freeing up assets to invest in alternative asset classes.

      - OFFSETTING THE CONSTRAINTS OF LONG-ONLY PORTFOLIOS: Long-only portfolios increase in value only in a rising environment. By adding short or inverse underlying funds to a portfolio--inverse funds, and underlying funds that use options or futures--investors can potentially reduce market risks and create an absolute return strategy.

      - MOVING AWAY FROM CAP-WEIGHTING: A cap-weighted portfolio puts the largest weight on the companies that are the biggest. There is more diversification and opportunity if the investments are spread over smaller companies.

      - INCORPORATING CURRENT AND FORWARD-LOOKING DATA: Instead of considering recent historical data and past performance to make projections for future periods, use current information to project future expectations and to optimize returns.

      - IMPLEMENTING MULTIFACTOR STRATEGIES: When estimating an asset's expected return, consider a variety of factors, such as growth, value, size and momentum.

                                                                   PROSPECTUS 49

      - EMPLOYING RULES-BASED REBALANCING: Use rules- or risk-based rebalancing--putting parameters in place based on portfolio weightings--rather than rebalancing solely upon a preset, calendar based schedule--which may help avoid the risk of overconcentration of an asset class in a volatile market.

TEMPORARY DEFENSIVE INVESTMENT STRATEGY

Each Fund may, but will not necessarily, temporarily invest up to 100% of its assets in high-quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy, if employed, could result in lower return and loss of market opportunity. Thus, when pursuing a temporary defensive strategy, a Fund may not achieve its investment objective.

      UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

      It is important to understand the effects of compounding when investing in any mutual fund, especially funds that use leverage as part of their investment strategy. While the Funds do not use leverage as part of their investment strategies, they may invest in underlying funds that do. In such cases, the Funds will be indirectly subject to the effects of compounding. The impact of leverage on a fund will generally cause the fund's performance to not match the performance of the index underlying the fund's benchmark over a period of time greater than one day. As a result, the use of leverage could cause the performance of a fund to be less than or greater than the performance of the index underlying the fund's benchmark multiplied by the amount of leverage employed, before accounting for fees and expenses. The following simple examples provide an illustration:

      EXAMPLE A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

      EXAMPLE B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. The next day, if the index decreases 10%, the value of your shares in Fund B would be expected to decrease $24 (20% of $120) to $96.

50

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).


The examples demonstrate that over time, the cumulative percentage increase or decrease in the net asset value of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund's benchmark due to the compounding effect of losses and gains on the returns of the fund. It is also expected that a fund's use of consistently applied leverage will cause the fund to underperform the compounded return of twice its benchmark in a trendless or flat market.

The following graphs further illustrate the impact of leverage on fund performance in comparison to the performance of the fund's underlying index in three different markets. Each of the three graphs shows a simulated hypothetical of the one-year performance of an index compared with the performance of a fund that perfectly achieves its investment objective of exactly twice (200%) the daily index returns.

In order to isolate the impact of leverage, the hypothetical graphs assume (i) no tracking error (see "Tracking Error Risk" under Descriptions of Principal Risks"); (ii) no dividends paid by the companies included in the underlying index; (iii) no expenses; and (iv) borrowing and/or lending rates (required to obtain leverage) of zero percent. If tracking error, fund expenses, and borrowing and lending rates of greater than zero percent were included in the graphs, the fund's performance would be lower than that shown below. Each of the graphs also assumes an index volatility of 20%. An index's volatility is a statistical measure of the magnitude of the fluctuations in the returns of an index. The S&P 500 Index's index volatility may be more or less significant at any given time. The average of the most recent five-year historical volatility of the S&P 500 Index is 9.28%. The indices underlying certain of the underlying funds' benchmarks have different historical volatilities, which may be more or less significant than the index volatilities assumed in the graphs below. The average five-year historical volatility for the period ended December 31, 2007 of the indices underlying certain of the underlying funds' benchmarks is as follows: Dow Jones STOXX 50(R) Index - 10.84%; NASDAQ-100 Index(R) - 15.28%; Nikkei 225 Stock Average - 14.48%; Russell 2000(R) Index - 14.41%; S&P 500 Index
- 9.28%; and S&P MidCap 400 Index - 11.02%. The hypothetical graphs are meant to demonstrate the effects of leverage only and are in no way indicative of the actual performance of any of the underlying funds.

                                                                   PROSPECTUS 51


                               [GRAPHIC OMITTED]

                                  UPWARD MARKET
                               ONE YEAR SIMULATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

1x Index Performance             2x Fund Performance
               0                               0
        -0.66366                        -1.32732
    -0.348088315                     -0.70039326
     -1.01242775                    -2.024374777
    -0.662813543                    -1.332294555
     1.978164896                     3.914064678
     4.522010219                     9.098337365
     5.354057682                     10.83529199
     7.215979943                     14.75287623
     4.917805413                     9.833420421
     4.391904913                     8.732340382
     3.670525533                     7.229594198
     4.533727797                     9.015267185
     3.026665043                     5.871920971
     1.561213759                     2.860076563
     1.075537879                     1.876302218
    -0.763329381                    -1.830568914
    -0.990988228                    -2.280989898
     1.218100843                     2.079623209
     1.101801245                     1.845044235
    -1.736530723                    -3.873351309
     -1.54515279                    -3.498918787
      0.82258783                     1.142590217
     0.566972323                     0.629736599
     0.704638452                     0.905240692
    -0.148551386                    -0.804538068
     0.730400976                     0.941817878
    -0.694128355                    -1.913220499
     0.878578734                     1.193580155
     0.927403966                     1.291535541
     1.210353943                     1.859477181
     1.196096441                     1.830779292
     0.612346758                     0.655957591
     2.228482884                     3.889630885
     2.441455483                     4.322497421
     2.046287568                     3.517649353
     2.496117809                     4.430281653
     1.139581689                     1.666012098
     0.788526201                     0.960246642
    -0.202436667                     -1.02505584
     0.070549588                    -0.483583716
     0.532665379                     0.435530002
    -0.133645021                     -0.89580321
      0.48769348                     0.337389953
    -0.515907261                    -1.666809277
    -1.135225584                    -2.891116501
    -1.462586625                    -3.534210371
    -1.296886111                    -3.209776627
    -1.455482274                    -3.520821689
    -0.921410406                     -2.47506458
     -2.80865938                     -6.19037452
    -3.662028508                    -7.837727829
    -1.564654531                    -3.824798174
    -1.524436802                    -3.746209569
    -1.276997254                    -3.262495771
    -0.644478976                    -2.022901392
     1.746213571                     2.692148502
     2.395914018                      4.00362993
     3.122904528                     5.480439874
     2.098677528                      3.38515532
     1.462919273                     2.097617273
     2.567850464                     4.321303377
     1.973849272                     3.112991448
     2.560066339                     4.298522756
     2.310958194                     3.791861392
      2.93021573                     5.048303391
     5.990742765                      11.2953159
     3.784227482                     6.661424125
     5.454219487                     10.09400208
     6.560645157                     12.40421462
     8.769647331                     17.06449335
     8.729004465                     16.97700872
     11.42722344                     22.78281161
     10.54098702                     20.82970543
     10.15996329                     19.99672961
     11.04928467                      21.9341968
     11.40183284                     22.70840579
     11.12414149                      22.0966553
     12.45296397                     25.01671891
     13.85693923                     28.13838638
     12.99868562                     26.20657207
     10.73306197                     21.14568853
     10.34920581                     20.30578547
     10.90537685                     21.51849185
     9.691628402                      18.8586951
     10.72480288                     21.09773143
     9.346943434                     18.08385109
     9.799978755                     19.06231749
     9.603865013                     18.63700308
     11.17810533                     22.04496963
     10.77799756                     21.16653876
     11.06431437                     21.79287283
     10.05266285                     19.57412335
     10.33156932                     20.18019675
     9.441226652                     18.24056049
     7.581273005                     14.22156384
     8.159382492                     15.44914867
     5.646840036                     10.08538122
     4.862021356                      8.44979868
     4.707150636                     8.129459665
     5.368847475                     9.496107906
     7.891588421                     14.73921954
     8.662570923                     16.37904951
     9.004390772                     17.11123667
     8.560252382                      16.1568972
     5.323311337                     9.229996791
     6.618472096                     11.91639933
     5.799759511                     10.19760965
     5.132173608                      8.80693786
     6.232802334                     11.08513753
     6.290865996                     11.20656913
     5.622222046                     9.807434804
     4.646811387                     7.779313444
      5.93124635                     10.42508003
     7.100939173                      12.8637075
     7.849456926                     14.44129383
     8.016806929                     14.79645094
     8.830454329                     16.52588243
     8.470356121                     15.75476075
     7.860947966                     14.45409396
     4.969735256                     8.318209982
     7.151741143                     12.82143124
     8.034125016                     14.67957765
     7.739321496                     14.05370239
     5.944599878                     10.25388924
     8.634639214                     15.85280224
     9.606517287                     17.92571009
     9.041287438                      16.7094479
     10.64288587                     20.13790465
     10.22453405                     19.22939778
     11.99573209                     23.06119217
     11.30591678                     21.54525057
     9.552403364                     17.71560281
     6.891156381                     11.99650797
     6.168422517                     10.48200159
     8.525573833                     15.38784439
     9.676596069                     17.83545134
     9.828454284                     18.16176127
     11.19702665                     21.10658869
     11.05200349                     20.79069426
     9.893397939                     18.27027564
     9.587685495                     17.61224348
     8.504959162                     15.28822554
      6.81076273                     11.68800484
     8.221839716                      14.6390253
     7.986835991                     14.14114801
     9.279222444                     16.87323053
     10.45102355                     19.37969384
      10.3719616                     19.20878748
     9.560396566                     17.45570305
     8.845843659                     15.92361086
     8.147488727                     14.43607908
     6.655702267                     11.27901653
     8.259804029                     14.62628935
     8.416640007                     14.95840756
      7.92584872                     13.91759713
      9.32089824                     16.86259485
     9.978911659                     18.26941014
     9.199557099                     16.59320145
     8.878117283                     15.90679395
     7.634838062                     13.25971459
     6.790528865                     11.48285088
     6.509808602                     10.89674094
     7.816790463                     13.61836876
     8.065329728                     14.14219489
     6.289059904                     10.38988437
     4.467584284                     6.606381476
     2.919479153                     3.446781542
     5.605986317                     8.847324219
     5.101411475                     7.807200958
     6.630637012                     10.94439051
       7.4792676                     12.71031456
     6.471337776                     10.59634244
      4.82018027                     7.166086284
     2.188250363                     1.784419763
     2.780840027                     2.964915463
     3.838146529                     5.083315634
     5.220959126                     7.882104663
     6.635865363                     10.78348599
     7.361629063                      12.2914708
     5.712017632                     8.840753899
     3.728331621                     4.755960405
     1.579184319                     0.415082918
     1.387067607                     0.035252825
     0.271505702                    -2.166122948
     0.605510088                     -1.51435366
     2.118214538                     1.447306697
     1.255621979                    -0.266544102
     0.990311999                    -0.789187304
    -0.106846751                    -2.944839843
     1.245506758                    -0.316974326
     1.790379702                     0.755953952
     1.986489047                     1.144186794
     1.854508332                      0.88240541
     2.090861718                     1.350600653
     1.915091882                     1.001609995
     0.715245505                    -1.376573914
    -0.887839058                     -4.51615206
    -2.615859584                    -7.845673838
    -3.855170155                    -10.19118575
    -3.468187215                    -9.468224792
    -1.135978618                    -5.093729414
     0.827856303                    -1.323293096
     1.721957401                     0.426758036
     0.463046457                    -2.059005079
      -0.4744546                    -3.886936632
    -1.314997594                    -5.510382385
     -0.77012809                    -4.466971334
    -0.221466282                     -3.41052889
     1.691787102                     0.293677328
     1.580037997                     0.073251883
     1.810451997                     0.527244198
     0.934841386                    -1.201904824
    -0.789933184                    -4.578428525
     -0.67231965                    -4.352183979
    -0.697373071                    -4.400434476
    -0.094526683                    -3.239702791
      2.01577663                     0.848032725
      1.10048088                    -0.961604544
    -0.419969252                    -3.940481403
     1.249290804                    -0.719989982
     3.874887413                     4.429068457
     1.500930736                    -0.344175404
     2.578667619                     1.772115687
     3.292358699                     3.188274677
     4.975197806                     6.550561419
     6.041745816                     8.715668827
      5.87019148                     8.363908409
     7.912109863                     12.54393781
     8.896214349                     14.59662669
     8.575569446                     13.92176716
     6.894819631                     10.39474925
     5.583647773                      7.68654526
     7.441497639                     11.47625016
     6.404117747                     9.323576884
      6.43607516                      9.38924537
     7.551205919                     11.68138762
     9.848069473                     16.45152305
      11.5734531                     20.10973119
     12.21073835                     21.48181672
     14.13279609                     25.64354079
      16.2407147                      30.2845619
      12.9289005                       22.860687
     12.15495357                     21.17666013
     11.30968655                      19.3501401
     12.93803595                      22.8420865
     13.39367316                     23.83327472
     14.35987797                     25.94359186
     15.26962224                     27.94737959
     15.88450498                     29.31239901
     16.41800248                     30.50302999
     17.19490638                     32.24482783
     15.70782021                     28.88871859

                               [GRAPHIC OMITTED]


                                   FLAT MARKET
                               ONE YEAR SIMULATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

1x Index Performance             2x Fund Performance
               0                               0
        -0.84442                        -1.68884
     0.258090894                     0.497403576
    -1.460834074                    -2.948652393
     1.929110312                     3.728868528
     0.888312166                     1.610517575
     1.021676426                     1.879155462
     0.996567489                     1.828511333
    -0.436371811                    -1.060974504
     1.264473649                     2.319376241
     2.378990446                     4.571630351
      1.03997563                     1.836245644
     2.322375001                     4.421256903
     2.914647604                     5.630100026
     2.107138113                     3.972467992
     2.779534039                     5.341826985
     2.544970587                      4.86100475
      3.16543944                     6.129969713
     2.888182322                     5.559521125
     1.930097857                     3.593601716
     1.812246278                     3.354051871
     1.369902611                     2.455967173
     0.959090944                     1.625541068
     3.009771999                     5.753977048
     2.240206594                     4.173843425
     2.052984328                      3.79231714
     1.861961552                     3.403760222
     0.581862281                     0.804810113
     0.560612351                     0.762216048
     2.916747499                     5.483933492
     0.756113302                     1.054874093
    -0.133099701                    -0.728825279
     -1.55330689                     -3.55229603
    -2.803087659                    -6.001103234
    -3.289830357                    -6.942558585
    -2.837497551                    -6.072062055
    -3.363331298                    -7.088719269
    -4.186443787                    -8.671481519
    -4.987627163                     -10.1988414
    -3.812989198                    -7.978417949
    -3.644152138                    -7.655366983
    -2.559281647                    -5.575950536
    -3.284659586                    -6.981792439
    -2.732734153                    -5.920138429
    -3.265379428                    -6.950519889
    -3.186586177                    -6.798936703
    -2.461773192                    -5.403399902
    -2.523575363                    -5.523276497
    -2.036622136                    -4.579340657
    -1.966433335                    -4.442606669
    -3.535166469                    -7.500825485
    -3.103032954                    -6.672088381
    -3.400651989                    -7.245401742
    -3.862493471                    -8.132321211
    -4.759177608                    -9.846039265
    -5.453530824                    -11.16057417
    -6.833720181                    -13.75433004
    -6.350932519                    -12.86047992
    -5.557228578                    -11.38341277
    -5.972918436                    -12.16350459
    -4.584702604                    -9.569868551
    -5.227849416                    -10.78895715
    -6.062640427                    -12.36057025
    -6.686074501                    -13.52384346
    -7.087399032                    -14.26767677
    -4.091989689                     -8.73982803
    -2.690006395                    -6.071745643
    -3.839723969                    -8.291270293
    -4.303803077                    -9.176461294
     -3.50205077                    -7.654603915
    -1.092689974                    -3.043244216
     0.955680417                     0.972704609
    -1.406985372                    -3.753423803
      0.15571391                    -0.702407338
    -1.270503456                    -3.530402777
    -0.092759292                    -1.228831126
     2.153754923                      3.21310588
    -0.429304924                     -2.00658731
     0.320890564                    -0.529963772
     3.616833102                     6.006013369
     3.011596819                     4.767629919
     4.037942562                     6.855313527
     3.763386432                     6.291331183
     2.308001174                      3.30964676
     0.608972198                    -0.121679847
     1.504593269                     1.656553765
     5.796511986                     10.25324189
     7.101723554                     12.97363038
     8.222328888                     15.33771657
     7.700740552                     14.22595325
      8.70260515                     16.35108142
     7.350018635                     13.45556841
     9.100145988                     17.15490067
     9.143715132                     17.24847229
     10.63560057                     20.45381103
     11.01391901                     21.27759464
     12.11338976                     23.67983698
      11.7005322                     22.76893498
     11.87481855                     23.15204772
     11.90408724                      23.2164858
     12.13168896                     23.71770582
     12.88244426                     25.37436013
     13.88102493                     27.59253346
     14.46841187                     28.90875252
     13.27977188                     26.23157554
     12.62762024                     24.77814518
     11.56369468                     22.42073664
     10.71641305                     20.56126359
      9.82013047                     18.60930439
     9.735989581                     18.42755461
     8.937682204                     16.70448106
     8.190249873                     15.10303883
     9.692471492                     18.29945022
     9.360629827                     17.58369123
     9.704208118                     18.32251659
     10.52413737                     20.09120157
     10.16217082                      19.3046042
     11.03798211                     21.20159513
     10.83504909                     20.75857906
     11.84101017                     22.95063709
     10.75039256                     20.55273082
      10.7533198                     20.55910347
      11.2269896                     21.59031782
       12.659482                     24.72224123
     11.40332877                     21.94093525
      10.5996763                     20.18159582
     9.420241351                     17.61836275
     9.010593852                     16.73768349
     9.722171404                      18.2617173
     10.94491528                     20.89753446
     11.32814121                     21.73274298
     12.05855401                     23.33009569
     13.10611099                     25.63594916
     12.16820119                     23.55232719
      13.0076007                     25.40151016
     10.31338649                     19.42211536
     12.28325264                     23.68715678
     9.106647137                     16.68869008
     9.255512246                     17.00711018
     8.830289793                     16.09632683
     8.373561716                     15.12188392
     7.552209329                     13.37688943
     7.216259248                     12.66860133
     4.751786313                     7.489000386
     3.287984851                     4.484897803
     2.512292084                     2.915534638
     2.632159708                     3.156212907
     0.602608749                    -0.923615313
     0.038308596                    -2.035093827
     0.309912604                    -1.503144386
     0.030860458                    -2.051161192
    -0.261739812                    -2.624181489
     0.369074763                     -1.39243581
     1.184864565                     0.210509032
     2.838528807                      3.48598973
     4.285878261                     6.398913369
     6.253127069                     10.41313157
     6.285748904                     10.48092965
     8.330048998                     14.73091005
     7.061395795                     12.04368268
     6.736239629                     11.36310694
      5.67343487                     9.145355212
     6.514658816                     10.88308024
     8.128568927                      14.2432811
     6.448467223                      10.6930569
     3.239684627                     4.019593887
     4.866122618                     7.297043251
     6.139407079                     9.902644649
     5.335528438                     8.237883349
     4.742858087                     7.019882448
     3.592257791                     4.668655631
     3.056312886                     3.585628117
     2.775463822                      3.02104501
     4.176704496                     5.830222865
     3.701606635                     4.864945402
     4.881730918                     7.251671559
     6.052211036                     9.645528869
     7.722215203                     13.09870515
      9.88753945                      17.6454993
     9.258433287                     16.29845833
     8.739739801                     15.19422773
     9.443220674                      16.6847028
     9.265594326                     16.30594426
     9.356017069                     16.49844223
     9.059454486                     15.86657798
     8.703571674                     15.11038634
     11.15711999                      20.3066994
     12.85126566                     23.97388821
     11.36501449                       20.708416
     12.16527235                     22.44321321
     10.63870299                     19.11030895
     8.799998384                      15.1513205
      9.71611613                      17.0905148
     8.646285253                     14.80703899
      7.44226712                     12.26245578
     4.890620718                     6.930213657
     6.339999316                     9.885337042
     6.492437705                      10.2003783
     7.140337696                     11.54129651
     6.521045116                      10.2518345
     6.415286761                     10.03290964
     6.914236116                     11.06473225
     5.307849719                     7.727237043
     1.722959898                     0.392735836
     0.803547098                    -1.422043571
     1.547658722                     0.033321946
     3.800696626                     4.472200574
      2.55571107                     1.966121427
      1.99561331                     0.852365876
     2.041617411                     0.943342778
     3.727957181                     4.279722143
      1.55931678                    -0.080630158
     1.117543908                    -0.949908692
     0.170901685                    -2.804482982
    -2.084446166                    -7.181197113
    -2.684923092                    -8.319638294
    -2.767314901                    -8.474880651
    -2.698570421                    -8.345462301
    -2.047312492                    -7.118537998
    -3.785874743                    -10.41564414
    -5.035215159                    -12.74214986
    -5.470115888                    -13.54136196
    -6.693427118                    -15.77908443
    -4.729323759                    -12.23338388
    -3.416493841                    -9.814535943
    -3.250766202                    -9.505037467
    -4.167049171                    -11.21913875
    -4.438457671                    -11.72201131
    -4.035962011                    -10.97837518
    -3.593308693                    -10.15711509
    -2.299338082                    -7.745372684
    -1.834966836                    -6.868400196
    -1.614429272                    -6.449941292
    -1.798853025                    -6.800660462
    -2.040103782                    -7.258586097
    -2.666645483                    -8.444915715
    -3.181791995                    -9.414044594
    -4.110820792                    -11.15249778
    -4.139737132                    -11.20608349
    -5.661998107                    -14.02617828
    -3.934480616                    -10.87747303
    -4.080538632                    -11.14847681
    -5.137187418                    -13.10605357
    -6.907896678                    -16.34997838
    -6.704536978                    -15.98451143
    -5.761972915                    -14.28689447
      -3.8730659                    -10.85082749
    -2.869212328                    -8.988857877
    -3.304173708                    -9.803971868
    -2.857477669                    -8.970632725
     -1.77686425                    -6.945411362
    -1.897275992                    -7.173562603
    -0.189503773                    -3.941717358

                               [GRAPHIC OMITTED]

                                 DOWNWARD MARKET
                               ONE YEAR SIMULATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

1x Index Performance            2x Fund Performance
               0                               0
          1.0876                          2.1752
     0.833779145                     1.662096581
    -1.693014526                    -3.433004376
    -2.544215391                    -5.105274352
     -4.12027034                    -8.174549359
    -5.432767959                    -10.68854655
    -5.262915753                    -10.36772194
    -5.788536044                    -11.36231755
    -5.385442875                    -10.60382718
    -5.092440514                    -10.05014304
    -3.785088882                    -7.572024482
    -4.448856311                    -8.847308717
    -3.609210191                    -7.245318398
    -3.446782071                     -6.93271657
    -2.204142156                    -4.537164695
    -3.708144654                    -7.473410583
    -4.859217493                    -9.685536283
    -3.545894131                    -7.192134569
    -3.052155209                    -6.241986204
    -2.894886415                    -5.937797704
    -2.698840901                    -5.557993344
    -2.072669022                    -4.342449164
    -1.737169986                    -3.687003626
    -1.666384391                     -3.54824164
    -1.752535455                     -3.71724634
     -0.51894029                     -1.29939383
    -0.771005399                    -1.799569022
    -0.806391451                    -1.869607533
    -1.164480378                    -2.578108967
    -0.223892388                    -0.723839146
    -0.487241447                    -1.247898144
     0.553562495                     0.817798323
    -0.661627308                    -1.618967863
     -1.32821759                    -2.939300342
    -3.057045889                     -6.34050138
    -2.702816335                    -5.656037764
    -3.051947819                    -6.333106643
    -2.444471324                    -5.159273136
    -3.657769434                    -7.518341376
     -3.25165803                    -6.738665505
    -2.183556335                    -4.679455239
    -3.170132985                    -6.602261268
     -3.54246319                    -7.320527238
    -1.435637671                     -3.27191715
     0.798225037                      1.11257339
     1.416974941                     2.353932453
     1.250002034                     2.016901425
     1.020529029                     1.554479214
      0.29883837                     0.103468815
     3.155549884                     5.805762812
     3.585553794                     6.687865457
     6.005105159                     11.67189578
     7.058594495                     13.89150871
     6.994352915                     13.75482524
     9.037731067                     18.09980454
     5.772160059                     11.02586245
     4.870674516                     9.133337803
     5.625260967                     10.70385384
      4.31508523                     7.957512635
     4.235268543                     7.792305253
     5.092134568                     9.564518544
     6.542616209                     12.58893751
     5.239813098                     9.835462458
     1.377406718                     1.773319843
     2.384084366                     3.794537975
     2.860221551                     4.759930972
      4.58714181                     8.277559935
     5.685934322                     10.55268802
     5.982277682                      11.1726675
     4.619875502                     8.314418217
     5.141468354                     9.394442944
     5.974420094                     11.12773226
     6.208867304                     11.61942802
     6.794619828                     12.85061263
     8.680719609                     16.83672197
     9.008120277                     17.54066322
     10.83836662                      21.4876787
      9.21558209                     17.93027649
     9.513500355                      18.5736569
     9.385971884                     18.29749886
     9.676872938                     18.92669959
      10.3996874                     20.49424864
     9.760418011                     19.09880474
     11.60252711                     23.09647522
     8.968930672                     17.28681398
     9.141820777                      17.6589885
     9.580920151                     18.60571978
     8.246443705                     15.71695887
     8.270135604                     15.76761281
     8.023669468                     15.24054602
     8.750755182                     16.79186816
     9.046546361                     17.42719256
     7.278138519                       13.618559
     4.007979022                     6.691689931
     6.609322586                     12.02862165
     4.638862476                     7.887371617
     5.091467412                     8.820683692
     5.807497616                     10.30356138
     3.421009507                      5.32776773
     2.948540967                     4.365408982
     3.935055656                     6.365592918
     3.332419416                     5.132134956
     4.622111343                     7.756443309
     5.813757191                     10.21113509
     5.450064727                     9.453521703
      7.39488027                      13.4908243
     7.860028976                     14.47392722
     9.423783676                     17.79321321
     9.248399235                     17.41561529
     8.808390383                     16.46980903
     8.359338155                     15.50846722
     6.451455289                     11.44095206
     5.339463387                     9.112727687
     6.138463216                     10.76796777
     7.119214458                     12.81502627
     5.735127088                     9.899660363
     6.676000543                     11.85552264
     5.327722572                     9.028038737
      2.69537213                     3.578381249
      3.41322305                     5.026427734
     0.341540086                    -1.212772232
    -0.742549913                    -3.347366649
     0.137992704                    -1.632497637
    -0.815220849                    -3.505218147
    -1.229297465                    -4.310910978
    -1.792408994                    -5.401996246
    -0.243871699                      -2.4187536
     0.602509172                     -0.76289743
     -0.17056075                    -2.288052612
     2.801860804                     3.530693855
      5.05126832                      8.06140408
     2.595589872                     3.009317316
     3.143809406                      4.11017789
     2.080499875                     1.963634243
     0.349929161                     -1.49354474
     0.349465404                    -1.494455215
     0.319620469                    -1.553048284
     0.609423789                    -0.984261175
    -0.792065485                    -3.742839659
     0.627203226                    -0.988729787
     1.635689057                     0.995852113
     1.517212334                     0.760390383
     0.150892174                    -1.951877805
     1.180643647                      0.06438378
     0.919142273                     -0.45284902
     0.926982278                     -0.43738218
     2.106818701                     1.890391825
     3.547443806                     4.765534901
     3.965589093                     5.611663267
     4.435149677                     6.565653421
      3.18861173                     4.021718143
     4.732210173                     7.133839906
     4.494583261                     6.647687968
     2.264459865                     2.095538054
     1.931599275                     1.430916521
     2.770628848                     3.100733127
     3.277986888                     4.118708526
     3.694744549                     4.959008975
     4.471874442                     6.532218568
     6.082099443                     9.816180738
     5.836816413                     9.308346792
     3.534759819                      4.55321509
     4.354506633                     6.208836161
     4.600418028                     6.709398406
     4.876416691                     7.272525243
     6.611911635                     10.82281674
     8.647666087                     15.05514011
     8.316670973                     14.35410914
     7.605247078                     12.85195356
     6.729232761                     11.01449806
     6.112167029                     9.730815212
      7.75160001                      13.1214974
     7.831815688                       13.289924
     7.389586629                     12.36069738
     7.504074667                     12.60027286
     5.917529533                      9.27676321
     6.860862827                     11.22326648
     7.614370829                     12.79180372
     8.862374687                     15.40789682
     9.287710871                      16.3097172
      9.88231252                     17.57532976
     8.993968964                     15.67425425
     6.289065637                     9.932878317
     5.872083003                     9.070322967
     6.044442754                     9.425455939
     7.869891792                     13.19275554
     7.105892496                     11.58935752
     5.271704087                      7.76742202
     5.662441071                     8.567422701
      4.44087759                     6.057126753
     4.648652272                     6.479106849
     2.829021506                     2.776189429
      2.09201506                     1.302933864
     3.542232134                     4.180950216
     3.672892077                     4.443882098
     5.314863342                     7.752246507
     7.351652799                      11.9201034
     8.319556771                     13.93829147
     7.407917717                     12.02043658
     6.680540558                     10.50320938
     7.538998867                     12.28164803
     5.853755216                     8.762516619
     3.592083882                     4.114876759
     0.101859392                    -2.900800097
     2.513913796                     1.778604545
     4.225076045                     5.176381479
     5.623880791                     7.999525911
     3.426059079                     3.505017641
     3.368751734                      3.39031545
     3.307658734                     3.268103962
     3.142397473                      2.93770799
     3.346433763                     3.344970738
     0.282832081                    -2.782145887
     0.407563868                    -2.540306753
    -0.192752875                    -3.705690781
    -0.706939851                    -4.697868826
     0.129991424                    -3.091284559
     1.511585045                    -0.416991648
    -0.839524776                     -5.02987576
    -0.237769432                    -3.877223363
     2.080704806                     0.590563296
     0.829501608                    -1.875313773
    -0.488743296                    -4.441078069
    -3.683850727                     -10.5774898
    -3.640704944                    -10.49737438
    -4.601079495                    -12.28144812
    -3.392947565                    -10.05971264
    -3.333047329                    -9.948179487
    -3.644256916                    -10.52800515
    -3.260741787                    -9.815772281
    -4.050453374                    -11.28817409
    -3.386146688                    -10.05978144
    -4.310229211                    -11.78028386
    -4.834245533                    -12.74650148
    -5.988130306                    -14.86239882
    -7.497396862                    -17.59599691
    -8.280116889                    -18.99053634
     -8.35777428                    -19.12771452
    -10.16596704                    -22.31909665
    -11.09485094                    -23.92553774
    -12.21221085                    -25.83774542
    -12.43714072                    -26.21778248
    -14.21396626                    -29.21215999
    -12.62572363                    -26.59102785
    -13.51204829                    -28.08034908
    -13.80646193                    -28.56999245
    -12.19834909                    -25.90465314
    -12.84604431                    -26.99782625
    -13.27799674                      -27.721453
    -13.78505163                    -28.56666387
     -15.5676319                    -31.52057519
    -15.81726464                    -31.92550772

52

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

                                                                   PROSPECTUS 53

INVESTING WITH RYDEX:

SHAREHOLDER INFORMATION

H-Class Shares are offered directly through Rydex Fund Services Inc. and also through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. Certain account types may be opened online via the website. For more information on opening an account, call Rydex Client Services at 800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

     MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

     The minimum initial investment amounts for accounts held through a third party (E.G., a brokerage account) are:

           -     $ 1,000 for retirement accounts

           -     $ 2,500 for all other accounts

     Accounts held DIRECTLY at Rydex are subject to a minimum account balance of $25,000 FOR NON-MANAGED ACCOUNTS (INCLUDING RETIREMENT ACCOUNTS) AND $15,000 FOR ACCOUNTS MANAGED BY FINANCIAL INTERMEDIARIES. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

     To open an IRA account with Rydex directly, you must transfer an existing IRA (or multiple IRAs) in order to meet the minimum investment amount requirements.


     There are no minimum amounts for subsequent investments in the Funds except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures." Rydex reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

54

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

      - You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

      - Attach a copy of the trust document when establishing a trust account.

      - When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

      - You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

      -     BE SURE TO SIGN THE APPLICATION.

      - If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION


This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the NYSE closes early - or as otherwise permitted by the U.S. Securities and Exchange Commission - the Funds reserve the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The NYSE holiday schedule is included in the SAI and Rydex will post advance notice of early closings at www.rydexinvestments.com.


TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current

                                                                   PROSPECTUS 55

day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

METHOD                       CUT-OFF TIME
-------------------------    -------------
By Mail                      Market Close
By Phone                     Market Close
By Internet                  Market Close
By Financial Intermediary    Market Close*


* EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE EARLIER CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.


EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

      CALCULATING NAV

      The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable redemption fee.

      Each Fund calculates its NAV by:

            -     Taking the current market value of its total assets

            -     Subtracting any liabilities

            - Dividing that amount by the total number of shares owned by shareholders


      The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE - the Funds will calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI. For more information on these early closings, please call 800.820.0888 or visit the Rydex web site - www.rydex-investments.com.


      In calculating NAV, the Funds generally value their investment portfolios based on the market price of the securities as of the time the Funds determine NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security

56

      was halted during the day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

      The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available. The underlying funds in which the Funds invest have transaction cut-off times that are prior to the Funds' transaction cut-off times. Accordingly, on a daily basis, the Funds' purchase, sale or exchange of underlying fund shares may not occur until the close of normal trading on the NYSE the day after the initial purchase order is entered. The resulting delay may have a negative impact on the performance of the Funds.

      More information about the valuation of the Funds' holdings can be found in the SAI.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY


If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.


BUYING FUND SHARES


The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined

                                                                   PROSPECTUS 57

after your purchase order is received in good order. The Funds charge a 1.00% redemption fee on redemptions of shares made within thirty (30) days of the date of purchase. See "Frequent Purchases and Redemptions of Fund Shares" below for more information.


PURCHASE PROCEDURES


The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds. Any payment instrument refused will generally be returned to you within twenty-four (24) hours of Rydex's refusal to accept such instrument, but in no event later than seventy-two (72) hours after such refusal.

Retirement contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.


You may buy shares and send your purchase proceeds by any of the following methods:

58

BY MAIL
IRA AND OTHER RETIREMENT ACCOUNTS REQUIRE ADDITIONAL PAPERWORK.

CALL RYDEX CLIENT SERVICES TO REQUEST A RETIREMENT ACCOUNT INVESTOR APPLICATION KIT.

        INITIAL PURCHASE                       SUBSEQUENT PURCHASES
-------------------------------------  --------------------------------------
Complete the account application that  Complete the Rydex investment slip
corresponds to the type of account     included with your quarterly statement
you are opening.                       or send written purchase instructions
                                       that include:

- MAKE SURE TO DESIGNATE THE           - YOUR NAME
  RYDEX FUND(s) YOU WANT TO PURCHASE.
                                       - YOUR SHAREHOLDER ACCOUNT NUMBER
- MAKE SURE YOUR INVESTMENT MEETS
  THE ACCOUNT MINIMUM.                 - THE RYDEX FUND(s) YOU WANT TO
                                         PURCHASE.

                  Make your check payable to RYDEX INVESTMENTS.

      Your check must be drawn on a U.S. bank and payable in U.S. Dollars.

   Include the name of the Rydex Fund(s) you want to purchase on your check.

 IF YOU DO NOT SPECIFY THE RYDEX FUND(s) YOU WANT TO PURCHASE, YOUR INVESTMENT
   WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET FUND, WHICH IS
                       OFFERED IN A SEPARATE PROSPECTUS.

Mail your application and     Mail your written purchase
        check to:             instructions and check to:

MAILING ADDRESS:
Rydex Investments
Attn: Ops. Dept.
9601 Blackwell Road, Suite 500
Rockville, MD 20850

                                                                   PROSPECTUS 59

BY WIRE

RYDEX CLIENT SERVICES PHONE NUMBER: 800.820.0888 OR 301.296.5406

        INITIAL PURCHASE                        SUBSEQUENT PURCHASES
-------------------------------------  --------------------------------------
Submit new account paperwork, and      Be sure to designate in your wire
then call Rydex to obtain              instructions the Rydex
your account number.                   Fund(s) you want to purchase.

- MAKE SURE TO DESIGNATE THE RYDEX
  FUND(s) YOU WANT TO PURCHASE.

- MAKE SURE YOUR INVESTMENT
  MEETS THE ACCOUNT MINIMUM.

To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order, YOU MUST CALL RYDEX CLIENT SERVICES AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE TRANSACTION CUT-OFF TIME FOR THE RYDEX FUND(s) YOU ARE PURCHASING:

-     Account Number

-     Fund Name

-     Amount of Wire

-     Fed Wire Reference Number (upon request)

You will receive a confirmation number to verify that your purchase order has been accepted.

        IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING WIRE,
          YOUR PURCHASE ORDER WILL NOT BE PROCESSED UNTIL THE BUSINESS
                     DAY FOLLOWING THE RECEIPT OF THE WIRE.

WIRE INSTRUCTIONS:
U.S. Bank
Cincinnati, OH
Routing Number: 0420-00013
For Account of: Rydex Investments
Account Number: 48038-9030
[Your Name]
[Your shareholder account number]

          IF YOU DO NOT SPECIFY THE RYDEX FUND(s) YOU WANT TO PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET FUND, WHICH IS OFFERED IN A SEPARATE PROSPECTUS.

60

BY ACH (FAX)

RYDEX FAX NUMBER: 301.296.5103

      INITIAL PURCHASE               SUBSEQUENT PURCHASES
-------------------------------  ------------------------------
Submit new account paperwork,    SUBSEQUENT PURCHASES MADE
 and then call Rydex to          VIA ACH MUST BE A MINIMUM
obtain your account number.      OF $50. To make a subsequent
Be sure to complete the          purchase send written purchase
"Electronic Investing via        instructions that include:
("ACH")" section. Then, fax it
to Rydex (ONLY Individual,       - YOUR NAME
Joint and UGMA/UTMA
accounts may be opened by        - YOUR SHAREHOLDER ACCOUNT
fax).                              NUMBER

- MAKE SURE TO INCLUDE A LETTER  - THE RYDEX FUND(s) YOU WANT
  OF INSTRUCTION REQUESTING        TO PURCHASE
  THAT WE PROCESS YOUR PURCHASE
  BY ACH.                        - ACH BANK INFORMATION (IF NOT
                                   ON RECORD).

- MAKE SURE TO DESIGNATE THE
  RYDEX FUND(s) YOU WANT TO
  PURCHASE.

- MAKE SURE YOUR INVESTMENT
  MEETS THE ACCOUNT MINIMUM.

BY ACH (INTERNET)

                  Follow the directions on the Rydex web site -
                            www.rydexinvestments.com

CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

      -     if your bank does not honor your check for any reason

      -     if the transfer agent (Rydex) does not receive your wire transfer

      -     if the transfer agent (Rydex) does not receive your ACH transfer

      -     if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(s) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(s) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(s) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

                                                                   PROSPECTUS 61

SELLING FUND SHARES


The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the Funds' next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent or your financial intermediary. The Funds charge a 1.00% redemption fee on redemptions of shares made within thirty
(30) days of the date of purchase. See "Frequent Purchases and Redemptions of Fund Shares" for more information.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the U.S. Securities and Exchange Commission. The Funds reserve the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If a Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.


REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send redemption orders to Rydex by:

MAIL        Rydex Investments
            Attn: Ops. Dept.
            9601 Blackwell Road, Suite 500
            Rockville, MD 20850

            301.296.5103
FAX If you send your redemption order by fax, you must call Rydex Client Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.

TELEPHONE   800.820.0888 or 301.296.5406 (not available for retirement accounts)

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

      -     your name

      -     your shareholder account number

      -     Fund name(s)

      -     dollar amount or number of shares you would like to sell

62

      - whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

      - signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. For investments made by check or ACH (not wire purchases), payment of redemption proceeds may be delayed until the transfer agent is reasonably satisfied that your purchase has cleared. It may take up to 15 days for your purchase to clear.

All redemptions will be mailed to your address of record, sent electronically, via ACH, or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

      SIGNATURE GUARANTEES

      Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Funds may impose, without additional notice, an administrative fee of $15 per year during

                                                                   PROSPECTUS 63

periods where your account balance falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES


An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of H-Class Shares of any Rydex Fund for H-Class Shares (or Investor Class Shares or Advisor Class Shares, if applicable) of any other Rydex Fund, on the basis of the respective NAVs of the shares involved. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent or your financial intermediary prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" for additional information. The exchange privilege may be modified or discontinued at any time.


EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send exchange requests to Rydex by:

MAIL        Rydex Investments
            Attn: Ops. Dept.
            9601 Blackwell Road, Suite 500
            Rockville, MD 20850

            301.296.5101

FAX If you send your exchange request by fax, you must call Rydex Client Services at 800.820.0888 to verify that your fax was received and when it will be processed.

TELEPHONE   800.820.0888 OR 301.296.5406

INTERNET Follow the directions on the Rydex web site - www.rydexinvestments.com

64

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

      -     your name

      -     your shareholder account number

      - Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

      - dollar amount, number of shares or percentage of Fund position involved in the exchange

      - signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS


On any Business Day, investors may make exchanges of H-Class Shares of any Fund for H-Class Shares (or Investor Class Shares or Advisor Class Shares, if applicable) of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS, INCLUDING THE FUNDS, DO NOT ALLOW UNLIMITED TRADING. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling
800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.


RYDEX ACCOUNT POLICIES

SHAREHOLDER IDENTIFICATION AND VERIFICATION


Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of

                                                                   PROSPECTUS 65

business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while they are in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.


Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, and to obtain the appropriate forms, please visit the Rydex web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your financial intermediary's name, and you want to transfer the registration to another financial intermediary or want the shares registered in your name, then you should contact your financial intermediary for instructions on how to make this change.

66

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (E.G., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

                                                                   PROSPECTUS 67

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Funds' transfer agent for services associated with the following:

      - $ 15 for wire transfers of redemption proceeds under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver

      -     $ 50 on purchase checks returned for insufficient funds

      - $ 25 to stop payment of a redemption check within 10 Business Days of the settlement date

      - $ 15 for standard overnight packages (fee may be higher for special delivery options)

      -     $ 25 for bounced drafts or ACH transactions

      -     $ 15 per year for low balance accounts

      - The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee (and any unpaid annual maintenance fee) will be deducted from the proceeds of your redemption. You may pay the annual maintenance fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted from your account.

ACCOUNT FEE WAIVERS


The following fees will be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged: the annual maintenance fee for retirement accounts; and the wire transfer charge of $15 for wire redemptions less than $5,000. Additionally, the wire transfer charge of $15 for wire redemptions less than $5,000 will be waived for accounts that are held directly through the Funds' transfer agent that also have an adviser.

68

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES


Unlike most other Rydex Funds, the Funds are not suitable for purchase by active investors. The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Funds.

REDEMPTION FEE POLICY. In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of same, the Board of Trustees has approved a 1.00% redemption fee to be imposed uniformly on all Fund shares redeemed within thirty (30) days of the date of purchase (including shares of the Funds that are acquired through an exchange) subject to the limitations discussed below. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Funds. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of the Funds have been held, the Funds assume that shares held by the investor the longest period of time will be sold first. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Funds request that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Funds. However, the Funds recognize that due to operational and system limitations, intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Funds'. Therefore, to the extent that financial intermediaries are unable to collect the redemption fee, the Funds may not be able to defray the expenses associated with short-term trades made by that financial intermediary's customers.

REDEMPTION FEE WAIVERS. The Funds reserve the right to waive the redemption fee in their discretion where either the Funds believe such waiver is in the best interests of the Funds, including, but not limited to, certain categories of

                                                                   PROSPECTUS 69

redemptions that the Funds reasonably believe may not raise frequent trading or market timing concerns or where the financial intermediary's processing systems are unable to properly apply the redemption fee. These categories currently include (i) participants in certain group retirement plans or group annuity contracts whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic redemptions; (v) retirement loans and withdrawals; (vi) redemptions in accounts participating in certain approved asset allocation programs; and (vii) transactions by certain qualified fund of funds. A qualified fund of fund(s) is a mutual fund or other collective investment vehicle that either applies the Funds' frequent trading and/or redemption fee policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the Rydex Funds' Chief Compliance Officer. Qualified fund of funds include fund of fund(s) advised by the Advisor.

For purposes of applying the Funds' policies, the Advisor may consider the trading history of accounts under common ownership or control. In addition, the Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Advisor reasonably believes that the trading activity would be harmful or disruptive to the Funds. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above.


RIGHTS RESERVED BY THE FUNDS

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds or in cases where the Funds are requested or

70

compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES

The Funds have not adopted a Distribution Plan and a Shareholder Services Plan with respect to H-Class Shares. Instead, the Funds invest in underlying funds that have a distribution plan that allows the underlying funds to pay distribution fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution services ("Service Providers"). The underlying funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940. If a Service Provider provides distribution or shareholder services, the Distributor will, in turn, pay the Service Provider for the services it provides at an annual rate not to exceed 0.25% of the average daily net assets of a Fund. Because the underlying funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

                                                                   PROSPECTUS 71

DIVIDENDS AND DISTRIBUTIONS

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

      - Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.


      - The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates

72

            apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.


      - Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

      - Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

      - Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

      - Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

      - Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

      - Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

      - A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

      - If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund

                                                                   PROSPECTUS 73

shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR


PADCO Advisors, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds do not pay the Advisor a management fee.


The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.


As part of its agreement with the Trust, the Advisor will pay all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, acquired fund fees and expenses, and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement is available in the Funds' September 30, 2007 Semi-Annual Report to Shareholders, which covers the period April 1, 2007 to September 30, 2007.


PORTFOLIO MANAGEMENT


Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of six investment professionals that are responsible for overseeing different functions within the Portfolio Department. Including Mr. Byrum, those members include Michael Dellapa as the Director of Alternative Investment Strategies, Ryan Harder as Senior Portfolio Manager, Douglas Holmes as the Director of Stock Selection and Asset Allocation, David Reilly as the head of Portfolio Strategies,

74

and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 15 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following four individuals are jointly and primarily responsible for the management of the Funds.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa, Harder, and Holmes. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, and helped to create the Sector Funds, all of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

MICHAEL J. DELLAPA, CFA, CAIA, Director of Alternative Investment Strategies - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, including the Absolute Return Strategies Fund and the Hedged Equity Fund, which are offered in a separate prospectus. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became the Director of Alternative Investment Strategies. Prior to joining

                                                                   PROSPECTUS 75

Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund since its inception.

RYAN A. HARDER, CFA, Senior Portfolio Manager - Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Absolute Return Strategies, Hedged Equity, High Yield Strategy and Inverse High Yield Strategy Funds, all of which are offered in a separate prospectus. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed each Fund since March 2008.

DOUGLAS HOLMES, CFA, Director of Stock Selection and Asset Allocation - As the Director of Stock Selection and Asset Allocation, Mr. Holmes oversees the development and daily maintenance of the stock selection and asset allocation methodologies employed by the Rydex Funds. While Mr. Holmes is involved in the management of all of the Rydex Funds, he focuses on the management of the Alternative Investment, Essential Portfolio and Sector Funds, all of which except the Essential Portfolio Funds, are offered in a separate prospectus. Mr. Holmes first became associated with Rydex as a consultant in September 2004. In October 2005, Mr. Holmes accepted a permanent position as the Strategic Advisor and in September 2007 was named the Director of Stock Selection and Asset Allocation. Mr. Holmes has been a member of the ILT since its inception. Prior to his association with Rydex, Mr. Holmes was a 20-year veteran of State Street Global Advisors as the department head of the US Indexing Department, the US Active Department, and finally the Global Enhanced Department. He holds a BS degree in mathematics from Northeastern University. Mr. Holmes has co-managed each Fund since March 2008.


Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

76

FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years (or, if shorter, the period of operations of the Funds' H-Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information provided

                                           NET REALIZED    NET INCREASE
                                               AND          (DECREASE)
                  NET ASSET                 UNREALIZED     IN NET ASSET     DISTRIBUTIONS   DISTRIBUTIONS
                    VALUE,        NET          GAINS      VALUE RESULTING     FROM NET        FROM NET
                  BEGINNING   INVESTMENT   (LOSSES) ON         FROM          INVESTMENT       REALIZED
PERIOD ENDED      OF PERIOD    INCOME+     INVESTMENTS      OPERATIONS        INCOME***       GAINS***
------------      ---------   ----------   ------------   ---------------   -------------   -------------
ESSENTIAL PORTFOLIO CONSERVATIVE FUND H-CLASS
 MARCH 31, 2008     $10.71      $.25           $.13            $.38             $(.22)         $(.14)
 March 31, 2007*     10.00       .15            .62             .77              (.09)            --

ESSENTIAL PORTFOLIO MODERATE FUND H-CLASS
 MARCH 31, 2008      10.56       .13           (.20)           (.07)             (.12)          (.19)
 March 31, 2007*     10.00       .18            .79             .97              (.10)          (.32)

ESSENTIAL PORTFOLIO AGGRESSIVE FUND H-CLASS
 MARCH 31, 2008      10.29       .08           (.46)           (.38)             (.06)          (.16)
 March 31, 2007*     10.00       .15            .87            1.02              (.10)          (.64)

*     SINCE THE COMMENCEMENT OF OPERATIONS: JUNE 30, 2006.

**    ANNUALIZED

*** FOR FINANCIAL REPORTING PURPOSES, CERTAIN DISTRIBUTIONS FROM NET INVESTMENT INCOME FOR FEDERAL INCOME TAX PURPOSES HAVE BEEN RECLASSIFIED TO DISTRIBUTIONS FROM REALIZED GAINS.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++    DOES NOT INCLUDE EXPENSES OF THE UNDERLYING FUNDS IN WHICH THE FUNDS
      INVEST.

#     LESS THAN $.01 PER SHARE.

                                                                   PROSPECTUS 77

below has been audited by Ernst & Young LLP, whose report, along with the financial statements and related notes, appear in the Funds' 2008 Annual Report. The 2008 Annual Report is available by telephoning the transfer agent at
800.820.0888 or 301.296.5100. The 2008 Annual Report is incorporated by reference in the SAI.

                                                                         RATIOS TO
                                                                   AVERAGE NET ASSETS:
                                                     ------------------------------------------------
                                 NET         NET                                                            NET
                               INCREASE     ASSET                                 NET                     ASSETS,
                REDEMPTION    (DECREASE)    VALUE,     TOTAL                   INVESTMENT   PORTFOLIO      END OF
    TOTAL          FEES      IN NET ASSET   END OF   INVESTMENT     TOTAL        INCOME     TURNOVER    PERIOD (000'S
DISTRIBUTIONS    COLLECTED      VALUE       PERIOD     RETURN     EXPENSES++     (LOSS)       RATE        OMITTED)
-------------   ----------   ------------   ------   ----------   ----------   ----------   ---------   -------------
   $(.36)          $.02          $.04       $10.75       3.69%        0.01%       2.28%        119%         $7,014
    (.09)           .03           .71        10.71       8.04%        0.01%**     1.93%**      105%          3,634

    (.31)            --#         (.38)       10.18      (0.75)%       0.01%       1.22%        125%         11,359
    (.42)           .01           .56        10.56       9.90%          --**      2.32%**       66%          8,623

    (.22)            --#         (.60)        9.69      (3.87)%       0.01%       0.80%        120%          4,447
    (.74)           .01           .29        10.29      10.48%          --**      1.94%**       92%          6,486

78


ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED AUGUST 1, 2008. THE SAI HAS BEEN FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE U.S. SECURITIES AND EXCHANGE COMMISSION MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE U.S. SECURITIES AND EXCHANGE COMMISSION PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE U.S. SECURITIES AND EXCHANGE COMMISSION BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO:
U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE U.S. SECURITIES AND EXCHANGE COMMISSION AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.


YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUNDS OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S U.S. SECURITIES AND EXCHANGE COMMISSION REGISTRATION NUMBER IS 811-07584.

                                                                   PROSPECTUS 79

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

THIS PAGE INTENTIONALLY LEFT BLANK.

                                                                   PROSPECTUS 81

THIS PAGE INTENTIONALLY LEFT BLANK.

(RYDEXINVESTMENTS LOGO)

      9601 Blackwell Road - Suite 500 - Rockville, MD 20850
      800.820.0888 - www.rydexinvestments.com

      REPTH-1-0808x0809

                                                              RYDEX SERIES FUNDS

                            A-CLASS AND C-CLASS SHARES PROSPECTUS AUGUST 1, 2008

                                                            ESSENTIAL PORTFOLIOS
                                           ESSENTIAL PORTFOLIO CONSERVATIVE FUND
                                               ESSENTIAL PORTFOLIO MODERATE FUND
                                             ESSENTIAL PORTFOLIO AGGRESSIVE FUND

                                                        (RYDEX INVESTMENTS LOGO)
                                                 ESSENTIAL FOR MODERN MARKETS(R)

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

ESSENTIAL PORTFOLIO FUNDS OVERVIEW .......................................    2

   ESSENTIAL PORTFOLIO CONSERVATIVE FUND .................................    4

   ESSENTIAL PORTFOLIO MODERATE FUND .....................................    6

   ESSENTIAL PORTFOLIO AGGRESSIVE FUND ...................................    8

DESCRIPTIONS OF UNDERLYING FUNDS .........................................   10

PRINCIPAL RISKS OF INVESTING IN THE FUNDS ................................   22

DESCRIPTIONS OF PRINCIPAL RISKS ..........................................   24

FUND PERFORMANCE .........................................................   43

FUND FEES AND EXPENSES ...................................................   48

MORE INFORMATION ABOUT THE FUNDS .........................................   51

SHAREHOLDER INFORMATION ..................................................   56

TRANSACTION INFORMATION ..................................................   57

SALES CHARGES ............................................................   59

   A-CLASS SHARES ........................................................   59

   C-CLASS SHARES ........................................................   62

BUYING FUND SHARES .......................................................   63

SELLING FUND SHARES ......................................................   67

EXCHANGING FUND SHARES ...................................................   69

RYDEX ACCOUNT POLICIES ...................................................   71

DISTRIBUTION AND SHAREHOLDER SERVICES ....................................   76

DIVIDENDS AND DISTRIBUTIONS ..............................................   77

TAX INFORMATION ..........................................................   78

MANAGEMENT OF THE FUNDS ..................................................   80

FINANCIAL HIGHLIGHTS .....................................................   84

ADDITIONAL INFORMATION ...................................................   86

                                  PROSPECTUS 1

                               RYDEX SERIES FUNDS
                                 A-CLASS SHARES
                                 C-CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM


Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds). This Prospectus describes the Essential Portfolio Conservative Fund, the Essential Portfolio Moderate Fund and the Essential Portfolio Aggressive Fund (each a "Fund" and collectively, the "Funds" or "Essential Portfolio Funds"). The Funds are advised by PADCO Advisors, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor").

A-Class Shares and C-Class Shares of the Funds are sold through broker-dealers and other financial institutions ("financial intermediaries") whose clients take part in certain asset allocation investment programs. Investors may exchange shares of the Funds through their financial intermediary or directly through the Rydex web site - www.rydexinvestments.com - or over the phone. Unlike most other Rydex Funds, the Funds are intended for long-term investment purposes only, and are not suitable for purchase by active investors.


RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

      o     MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

      o     ARE NOT FEDERALLY INSURED

      o     ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

      o     ARE NOT BANK DEPOSITS

      o     ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

ESSENTIAL PORTFOLIO FUNDS OVERVIEW
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES


Each Fund is a "fund of funds," which means that each Fund seeks to achieve its investment objective by investing primarily in other Rydex mutual funds (the "underlying funds") instead of in individual securities. The Funds may charge their own expenses and also indirectly bear a proportionate share of the underlying funds' expenses.

In managing the Essential Portfolio Funds, the Advisor uses many of the tenets of Essential Portfolio Theory ("EPT"), an investment theory developed by the Advisor. The theory is based upon a disciplined and diversified approach to investing that attempts to take into account the various factors that influence today's financial markets.

Each Fund seeks to achieve its investment objective by investing in underlying funds that, in turn, invest in equity, fixed-income, and money market instruments as well as alternative asset classes (I.E., real estate and commodities), and employ alternative investment strategies (I.E., absolute return, leveraged and sector-based strategies) (alternative asset classes and alternative investment strategies are, collectively, referred to as the "Alternative" asset class). Typically, the greater the equity allocation, the greater the risk associated with a Fund and the increased likelihood that the Fund is suitable for investors who have longer time horizons and seek to maximize long-term returns at the risk of short or long-term losses.

The Essential Portfolio Funds offer three choices for different investment styles in accordance with different target risks. Before investing in the Funds, you should consider your personal investment objectives, tolerance for risk, financial circumstances, and preferred investment horizon.

The following table indicates each Fund's typical target allocation and risk, which is how each Fund's investments will be generally allocated among the major asset classes over the long term. It is possible that each Fund's target allocation may differ from these ranges, depending on market conditions or other factors.

                                  PROSPECTUS 3


--------------------------------------------------------------------------------
FUND                                      TARGET RISK   TARGET ALLOCATION RANGE
--------------------------------------------------------------------------------
ESSENTIAL PORTFOLIO CONSERVATIVE FUND     Low
--------------------------------------------------------------------------------
   Equity                                               20-50%
--------------------------------------------------------------------------------
   Fixed-Income/Money Market                            20-70%
--------------------------------------------------------------------------------
   Alternative                                          5-35%
--------------------------------------------------------------------------------
ESSENTIAL PORTFOLIO MODERATE FUND         Medium
--------------------------------------------------------------------------------
   Equity                                               30-70%
--------------------------------------------------------------------------------
   Fixed-Income/Money Market                            10-50%
--------------------------------------------------------------------------------
   Alternative                                          10-40%
--------------------------------------------------------------------------------
ESSENTIAL PORTFOLIO AGGRESSIVE FUND       High
--------------------------------------------------------------------------------
   Equity                                               50-90%
--------------------------------------------------------------------------------
   Fixed-Income/Money Market                            5-30%
--------------------------------------------------------------------------------
   Alternative                                          5-45%
--------------------------------------------------------------------------------

Each underlying fund has risks associated with it as described in this Prospectus. Because the underlying funds are not offered in this Prospectus, a summary of each underlying fund is provided under the heading "Descriptions of the Underlying Funds" on page 10. The summaries are qualified in their entirety by reference to the prospectus and Statement of Additional Information applicable to each underlying fund.

ESSENTIAL PORTFOLIO CONSERVATIVE FUND
--------------------------------------------------------------------------------
A-CLASS (RYEOX)                                                  C-CLASS (RYEEX)

FUND OBJECTIVE

The Essential Portfolio Conservative Fund's objective is to primarily seek preservation of capital and, secondarily, to seek long-term growth of capital. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

The Fund may be appropriate for investors who:

      o     Have a low risk tolerance

      o     Primarily seek preservation of capital from their investment

PRINCIPAL INVESTMENT STRATEGY

The Essential Portfolio Conservative Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes (I.E., stocks, bonds and money market securities), as well as a broad range of alternative assets (I.E., real estate investment trusts and commodity-related securities), and employ alternative investment strategies (I.E., absolute return, managed futures, and leveraged and sector-based strategies) in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have a conservative allocation to underlying funds that invest in stocks, and a greater allocation to underlying funds that invest in bonds and money market securities as compared to other Essential Portfolio Funds.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds (please note that the Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice) (unless otherwise noted, each underlying fund listed below is a series of the Trust):

      o Domestic Equity and Domestic Equity-Style Funds: Nova Fund, S&P 500 Fund, Russell 2000(R) Fund, Russell 2000(R) 1.5x Strategy Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap 1.5x Strategy Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, NASDAQ-100(R) Fund, Sector Rotation Fund, Small-Cap Growth Fund and Small-Cap
            Value Fund

      o Fixed-Income and Money Market Funds: Government Long Bond 1.2x Strategy Fund, High Yield Strategy Fund and U.S. Government Money Market Fund

      o International Equity Funds: Europe 1.25x Strategy Fund, Japan 2x Strategy Fund and International Rotation Fund

      o Alternative Investment Funds: Absolute Return Strategies Fund, Commodities Strategy Fund, Hedged Equity Fund, Managed Futures Strategy Fund and Real Estate Fund

                                  PROSPECTUS 5


The summaries are qualified in their entirety by reference to the prospectus and Statement of Additional Information applicable to each underlying fund, which may be requested by calling Rydex Client Services at 800.820.0888 or 301.296.5406, visiting www.rydexinvestments.com, or visiting the U.S. Securities and Exchange Commission's website at www.sec.gov.

The Fund may also invest in exchange-traded funds to complement its investment in the underlying funds if there are asset classes not covered by the underlying funds or to better manage cash positions.

PRINCIPAL RISKS

The Essential Portfolio Conservative Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Commodity-Linked Derivative Investment Risk

      o     Conflicts of Interest Risk

      o     Counterparty Credit Risk

      o     Credit Risk

      o     Currency Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Energy Sector Concentration Risk

      o     Fixed Income Risk

      o     Foreign Issuer Exposure Risk

      o     Fund of Funds Risk

      o     Geographic Concentration in Europe Risk

      o     Geographic Concentration in Japan Risk

      o     High Yield Risk

      o     Industry Concentration Risk

      o     Interest Rate Risk

      o     Investment in Investment Companies Risk

      o     Investment Style Risk

      o     Investment Technique Risk

      o     Issuer Specific Risk

      o     Large-Capitalization Securities Risk

      o     Leveraging Risk

      o     Liquidity Risk

      o     Market Risk

      o     Mid-Capitalization Securities Risk

      o     Real Estate Sector Concentration Risk

      o     Short Sales Risk

      o     Small-Capitalization Securities Risk

      o     Stable Price Per Share Risk

      o     Tax Risk

      o     Technology Sector Concentration Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 24 for a discussion of each of the principal risks that apply to the Fund.

ESSENTIAL PORTFOLIO MODERATE FUND
--------------------------------------------------------------------------------
A-CLASS (RYMOX)                                                  C-CLASS (RYMYX)

FUND OBJECTIVE

The Essential Portfolio Moderate Fund's objective is to primarily seek growth of capital and, secondarily, to seek preservation of capital. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

The Fund may be appropriate for investors who:

      o     Have a moderate risk tolerance

      o     Primarily seek growth from their investment

      o Are willing to assume some short-term price fluctuations in exchange for potentially higher returns over time

PRINCIPAL INVESTMENT STRATEGY

The Essential Portfolio Moderate Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes (I.E., stocks, bonds and money market securities), as well as a broad range of alternative assets (I.E., real estate investment trusts and commodity-related securities), and employ alternative investment strategies (I.E., absolute return, managed futures, and leveraged and sector-based strategies) in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have a moderate allocation to underlying funds that invest in stocks, and a moderate allocation to underlying funds that invest in bonds as compared to other Essential Portfolio Funds.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds (please note that the Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice) (unless otherwise noted, each underlying fund listed below is a series of the Trust):

      o Domestic Equity and Domestic Equity - Style Funds: S&P 500 Fund, Russell 2000(R) Fund, Rydex Dynamic Funds Russell 2000(R) 2x Strategy Fund, Rydex Dynamic Funds S&P 500 2x Strategy Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap 1.5x Strategy Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, NASDAQ-100(R) Fund, Nova Fund, Russell 2000(R) 1.5x Strategy Fund, Sector Rotation Fund, Small-Cap Growth Fund and Small-Cap Value Fund

      o Fixed-Income and Money Market Funds: Government Long Bond 1.2x Strategy Fund, High Yield Strategy Fund and U.S. Government Money Market Fund

      o International Equity Funds: Europe 1.25x Strategy Fund, Japan 2x Strategy Fund and International Rotation Fund

      o Alternative Investment Funds: Absolute Return Strategies Fund, Commodities Strategy Fund, Hedged Equity Fund, Managed Futures Strategy Fund and Real Estate Fund

                                  PROSPECTUS 7


The summaries are qualified in their entirety by reference to the prospectus and Statement of Additional Information applicable to each underlying fund, which may be requested by calling Rydex Client Services at 800.820.0888 or 301.296.5406, visiting www.rydexinvestments.com, or visiting the U.S. Securities and Exchange Commission's website at www.sec.gov.

The Fund may also invest in exchange-traded funds to complement its investment in the underlying funds if there are asset classes not covered by the underlying funds or to better manage cash positions.

PRINCIPAL RISKS

The Essential Portfolio Moderate Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Commodity-Linked Derivative Investment Risk

      o     Conflicts of Interest Risk

      o     Counterparty Credit Risk

      o     Credit Risk

      o     Currency Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Energy Sector Concentration Risk

      o     Fixed Income Risk

      o     Foreign Issuer Exposure Risk

      o     Fund of Funds Risk

      o     Geographic Concentration in Europe Risk

      o     Geographic Concentration in Japan Risk

      o     High Yield Risk

      o     Industry Concentration Risk

      o     Interest Rate Risk

      o     Investment in Investment Companies Risk

      o     Investment Style Risk

      o     Investment Technique Risk

      o     Issuer Specific Risk

      o     Large-Capitalization Securities Risk

      o     Leveraging Risk

      o     Liquidity Risk

      o     Market Risk

      o     Mid-Capitalization Securities Risk

      o     Real Estate Sector Concentration Risk

      o     Short Sales Risk

      o     Small-Capitalization Securities Risk

      o     Stable Price Per Share Risk

      o     Tax Risk

      o     Technology Sector Concentration Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 24 for a discussion of each of the principal risks that apply to the Fund.

ESSENTIAL PORTFOLIO AGGRESSIVE FUND
--------------------------------------------------------------------------------
A-CLASS (RYGGX)                                                  C-CLASS (RYGEX)

FUND OBJECTIVE

The Essential Portfolio Aggressive Fund's objective is to primarily seek growth of capital. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

The Fund may be appropriate for investors who:

      o     Have an aggressive risk tolerance

      o     Primarily seek growth from their investment

      o Seek to maximize long-term returns with the ability to accept possible significant short or long-term losses

PRINCIPAL INVESTMENT STRATEGY

The Essential Portfolio Aggressive Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes (I.E., stocks, bonds and money market securities), as well as a broad range of alternative assets (I.E., real estate investment trusts and commodity-related securities), and employ alternative investment strategies (I.E., absolute return, managed futures, and leveraged and sector-based strategies) in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have an aggressive allocation to underlying funds that invest in stocks, and a lower allocation to underlying funds that invest in bonds as compared to other Essential Portfolio Funds.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds (please note that the Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice) (unless otherwise noted, each underlying fund listed below is a series of the Trust):

      o Domestic Equity and Domestic Equity - Style Funds: S&P 500 Fund, Russell 2000(R) Fund, Rydex Dynamic Funds NASDAQ-100(R) 2x Strategy Fund, Rydex Dynamic Funds Russell 2000(R) 2x Strategy Fund, Rydex Dynamic Funds S&P 500 2x Strategy Fund, Nova Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap 1.5x Strategy Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, NASDAQ-100(R) Fund, Russell 2000(R) 1.5x Strategy Fund, Sector Rotation Fund, Small-Cap
            Growth Fund and Small-Cap Value Fund

      o Fixed-Income and Money Market Funds: Government Long Bond 1.2x Strategy Fund, High Yield Strategy Fund and U.S. Government Money Market Fund

      o International Equity Funds: Europe 1.25x Strategy Fund, Japan 2x Strategy Fund and International Rotation Fund

                                  PROSPECTUS 9


      o Alternative Investment Funds: Absolute Return Strategies Fund, Commodities Strategy Fund, Hedged Equity Fund, Managed Futures Strategy Fund and Real Estate Fund

The summaries are qualified in their entirety by reference to the prospectus and Statement of Additional Information applicable to each underlying fund, which may be requested by calling Rydex Client Services at 800.820.0888 or 301.296.5406, visiting www.rydexinvestments.com, or visiting the U.S. Securities and Exchange Commission's website at www.sec.gov.

The Fund may also invest in exchange-traded funds to complement its investment in the underlying funds if there are asset classes not covered by the underlying funds or to better manage cash positions.

PRINCIPAL RISKS

The Essential Portfolio Aggressive Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Commodity-Linked Derivative Investment Risk

      o     Conflicts of Interest Risk

      o     Counterparty Credit Risk

      o     Credit Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Energy Sector Concentration Risk

      o     Fixed Income Risk

      o     Foreign Issuer Exposure Risk

      o     Fund of Funds Risk

      o     Geographic Concentration in Europe Risk

      o     Geographic Concentration in Japan Risk

      o     High Yield Risk

      o     Industry Concentration Risk

      o     Interest Rate Risk

      o     Investment in Investment Companies Risk

      o     Investment Style Risk

      o     Investment Technique Risk

      o     Issuer Specific Risk

      o     Large-Capitalization Securities Risk

      o     Leveraging Risk

      o     Liquidity Risk

      o     Market Risk

      o     Mid-Capitalization Securities Risk

      o     Real Estate Sector Concentration Risk

      o     Short Sales Risk

      o     Small-Capitalization Securities Risk

      o     Stable Price Per Share Risk

      o     Tax Risk

      o     Technology Sector Concentration Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 24 for a discussion of each of the principal risks that apply to the Fund.

DESCRIPTIONS OF UNDERLYING FUNDS
--------------------------------------------------------------------------------

These summaries are qualified in their entirety by reference to the prospectus and SAI of each underlying fund.

ABSOLUTE RETURN STRATEGIES FUND

The Absolute Return Strategies Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe. The secondary objective is to achieve these returns with low correlation to, and less volatility than, equity indices.

COMMODITIES STRATEGY FUND

The Commodities Strategy Fund seeks to provide investment results that correlate to the performance of a benchmark for commodities. The Fund's current benchmark is the S&P GSCITM Commodity Index. The S&P GSCITM Commodity Index (formerly, the GSCI(R) Total Return Index) is a composite index of commodity sector returns, representing an unleveraged, long-only investment in commodity futures that is broadly diversified across the spectrum of commodities. The returns are calculated on a fully-collateralized basis with full reinvestment. The S&P GSCITM Commodity Index is significantly different than the return from buying physical commodities. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

EUROPE 1.25X STRATEGY FUND

The Europe 1.25x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones STOXX 50(R) Index (the "underlying index"). The Dow Jones STOXX 50(R) Index is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors. As of December 31, 2007, the Dow Jones STOXX 50(R) Index included companies with a capitalization range of $35.2 billion to $231 billion. The Fund invests principally in securities of companies included in the underlying index and in leveraged derivative instruments, such as equity swap agreements, futures contracts, and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of the underlying index. To the extent the Europe 1.25x Strategy Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

                                  PROSPECTUS 11


GOVERNMENT LONG BOND 1.2X STRATEGY FUND

The Government Long Bond 1.2x Strategy Fund seeks to provide investment results that correspond to a benchmark for U.S. government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund invests principally in U.S. government securities and in leveraged derivative instruments, such as certain futures and options contracts and swap agreements. If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (E.G., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% of that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

HEDGED EQUITY FUND

The Hedged Equity Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices. The Fund pursues a long/short investment strategy by employing multiple investment styles widely used by hedge funds. In particular, the Fund will pursue those long/short investment styles that may be replicated through proprietary quantitative style analysis. These long/short investment styles include, but are not limited to the following: long/short value, long/short growth, long/short momentum, and covered call writing. Each of these investment styles may incorporate one or more directional and/or non-directional positions. In general, directional positions seek to benefit from market movement in one direction or the other. In contrast, non-directional positions seek to benefit from both upward and downward movement in one or more markets. The Fund will predominantly have a long exposure to directional and non-directional positions. Under normal circumstances, the Fund will invest principally in long and short positions in small and mid-capitalization U.S. and foreign equity securities (though the Fund may invest in securities of any capitalization range), or derivatives thereof, including futures, options and swap agreements, ADRs, and securities of other investment companies.

HIGH YIELD STRATEGY FUND

The High Yield Strategy Fund seeks to provide investment results that correlate to the performance of the high yield bond market. The Fund seeks to gain exposure similar to the performance of the high yield bond market by investing in credit default swaps, high yield securities, futures and other financial instruments with economic characteristics comparable to that of the high yield bond market as represented by U.S. and Canadian high yield bonds.

INTERNATIONAL ROTATION FUND

The International Rotation Fund seeks long term capital appreciation.

JAPAN 2X STRATEGY FUND

The Japan 2x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the fair value of the Nikkei 225 Stock Average (the "underlying index"). The Nikkei 225 Stock Average is a price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange. As of December 31, 2007, the Nikkei 225 Stock Average included companies with capitalizations ranging from $183 million to $172 billion. To the extent the Japan 2x Strategy Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

If the Fund meets its objective, the value of the Fund's shares will tend to increase by 200% of the fair value of the underlying index during times when the performance of the underlying index is increasing. When the fair value of the Fund's underlying index decreases, the value of the Fund's shares should also decrease by 200% of the fair value of the decrease in the underlying index (E.G., if the fair value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10%). Due to the use of fair valuation, which is explained in more detail under "Calculating NAV," the value of the Fund's shares may increase by more or less than 200% of the reported value of the underlying index on any given day. For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

LARGE-CAP GROWTH FUND

The Large-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for large-cap growth securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Growth Index (the "underlying index"). The S&P 500/Citigroup Pure Growth Index is narrow in focus, containing only those S&P 500 companies with strong growth characteristics. As of December 31, 2007, the S&P 500/Citigroup Pure Growth Index included companies with a capitalization range of $1.9 billion to $511.9 billion. To

                                  PROSPECTUS 13


the extent the Large-Cap Growth Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

LARGE-CAP VALUE FUND

The Large-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for large-cap value securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Value Index (the "underlying index"). The S&P 500/Citigroup Pure Value Index is narrow in focus, containing only those S&P 500 companies with strong value characteristics. As of December 31, 2007, the S&P 500/Citigroup Pure Value Index included companies with a capitalization range of $708 million to $252.1 billion. To the extent the Large-Cap Value Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

MANAGED FUTURES STRATEGY FUND

The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a specific benchmark for measuring trends in the commodity and financial futures markets. The Fund will invest substantially all of its net assets in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the underlying benchmark. The Fund's current benchmark is the Standard & Poor's Diversified Trends Indicator(R) (the "underlying benchmark" or the "S&P DTI"). The S&P DTI does not intend to passively represent the commodities market. Instead, the S&P DTI follows a quantitative methodology to track the prices of a diversified portfolio of 24 futures contracts ("components"). The exposure of the components is divided equally (50%/50%) between tangible commodities and financials in order to increase the internal non-correlation among the components and to add liquidity to the investment. The Fund may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). It is expected that the Subsidiary will invest primarily in commodity futures, but it may also invest in financial futures, option and swap contracts, fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary's derivative positions. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of commodities markets within the limitations of the federal tax requirements that apply to the Fund.

MID-CAP 1.5X STRATEGY FUND

The Mid-Cap 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400 Index (the "underlying index"). The S&P MidCap 400 Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. It covers approximately 7% of the U.S. equities market. As of December 31, 2007, the S&P MidCap 400 Index included companies with a capitalization range of $342 million to $12.3 billion. To the extent the Mid-Cap 1.5x Strategy Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund invests principally in securities of companies included in the underlying index and in leveraged derivative instruments, such as equity swap agreements, futures contracts, and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its underlying index or to securities whose performance is highly correlated to its underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its underlying index.

MID-CAP GROWTH FUND

The Mid-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for mid-cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Growth Index (the "underlying index"). The S&P MidCap 400/Citigroup Pure Growth Index is narrow in focus, containing only those S&P MidCap 400 companies with strong growth characteristics. As of December 31, 2007, the S&P MidCap 400/Citigroup Pure Growth Index included companies with a capitalization range of $560 million to $12.3 billion. To the extent the Mid-Cap Growth Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

MID-CAP VALUE FUND

The Mid-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for mid-cap value securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Value Index (the "underlying index"). The S&P MidCap 400/Citigroup Pure Value Index is narrow in focus, containing only those S&P MidCap 400 companies with strong value characteristics. As of December 31, 2007, the S&P MidCap 400/Citigroup Pure Value Index included companies with a capitalization range of $420 million to $6.3 billion. To the extent the Mid-Cap Value Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

                                 PROSPECTUS 15


NASDAQ-100(R) FUND

The NASDAQ-100(R) Fund seeks to provide investment s results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ-100(R) Index (the "underlying index"). The NASDAQ-100(R) Index is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the NASDAQ. As of December 31, 2007, the NASDAQ-100(R) Index included companies with a capitalization range of $2.9 billion to $333 billion. To the extent the NASDAQ-100(R) Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

NOVA FUND

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500 Index (the "underlying index"). The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. As of December 31, 2007, the S&P 500 Index included companies with a capitalization range of $708 million to $511.9 billion. To the extent the Nova Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged derivative instruments, such as futures contracts, and options on securities, futures contracts, and stock indices, as well as equity securities and may enter into swap agreements. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of any decrease in the value of the underlying index (E.G., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

REAL ESTATE FUND

The Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts (collectively, "Real Estate Companies"). Real Estate

Companies, which also include master limited partnerships, are primarily engaged in the ownership, construction, management, financing or sale of residential, commercial or industrial real estate. Real Estate Companies may also include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. To the extent the Real Estate Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

RUSSELL 2000(R) FUND

The Russell 2000(R) Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the Russell 2000(R) Index (the "underlying index"). The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000(R) total market capitalization and consisting of a capitalization range of $27 million to $8.6 billion as of December 31, 2007. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the Russell 2000(R) Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of any increase in value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of decrease in the value of the underlying index.

                                 PROSPECTUS 17


RUSSELL 2000(R) 1.5X STRATEGY FUND

The Russell 2000(R) 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000(R) Index (the "underlying index"). The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000(R) total market capitalization. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. As of December 31, 2007, the Russell 2000(R) Index included companies with a capitalization range of $27 million to $8.6 billion. The Fund invests principally in securities of companies included in the underlying index and in leveraged derivative instruments, such as equity swap agreements, futures contracts, and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its underlying index or to securities whose performance is highly correlated to its underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its underlying index. To the extent the Russell 2000(R) 1.5x Strategy Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its underlying index is increasing. When the value of its underlying index is decreasing, the value of the Fund's shares will tend to decrease.

RYDEX DYNAMIC FUNDS NASDAQ-100(R) 2X STRATEGY FUND

The NASDAQ-100(R) 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the NASDAQ-100 Index(R) (the "underlying index"). The NASDAQ-100(R) Index is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the NASDAQ. As of December 31, 2007, the NASDAQ-100(R) Index included companies with a capitalization range of $2.9 billion to $333 billion. The Fund employs as its investment strategy a program of investing in leveraged derivative instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. To the extent the NASDAQ-100(R) 2x Strategy Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index(R) is concentrated in technology companies.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of any decrease in the value of the underlying index (E.G., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

RYDEX DYNAMIC FUNDS RUSSELL 2000(R) 2X STRATEGY FUND

The Russell 2000(R) 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Russell 2000(R) Index (the "underlying index"). The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000(R) total market capitalization and consisting of a capitalization range of $27 million to $8.6 billion as of December 31, 2007. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. The Fund employs as its investment strategy a program of investing in leveraged derivative instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. To the extent the Russell 2000(R) 2x Strategy Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of any decrease in the value of the underlying index (E.G., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

                                  PROSPECTUS 19


RYDEX DYNAMIC FUNDS S&P 500 2X STRATEGY FUND

The S&P 500 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500 Index (the "underlying index"). The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. As of December 31, 2007, the S&P 500 Index included companies with a capitalization range of $708 million to $511.9 billion. The Fund employs as its investment strategy a program of investing in leveraged derivative instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. To the extent the S&P 500 2x Strategy Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of any decrease in the value of the underlying index (E.G., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

S&P 500 FUND

The S&P 500 Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the S&P 500(R) Index (the "underlying index"). The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the S&P on a statistical basis, and which generally represent large-capitalization companies with a capitalization range of $708 million to $511.9 billion as of December 31, 2007. The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P 500(R) Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the S&P 500 Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of decrease in the value of the underlying index.

SECTOR ROTATION FUND

The Sector Rotation Fund seeks long-term capital appreciation. The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. The Fund invests in equity securities, including small and mid-capitalization securities, such as U.S. traded common stocks and ADRs, but may also invest in equity derivatives, such as futures contracts, options, and swap transactions. The Fund may also enter into short sales.

SMALL-CAP GROWTH FUND

The Small-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for small-cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Growth Index (the "underlying index"). The S&P SmallCap 600/Citigroup Pure Growth Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong growth characteristics. As of December 31, 2007, the S&P SmallCap 600/Citigroup Pure Growth Index included companies with a capitalization range of $167 million to $4.8 billion. To the extent the Small-Cap Growth Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

SMALL-CAP VALUE FUND

The Small-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for small-cap value securities. The Fund's current

                                  PROSPECTUS 21


benchmark is the S&P SmallCap 600/Citigroup Pure Value Index (the "underlying index"). The S&P SmallCap 600/Citigroup Pure Value Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong value characteristics. As of December 31, 2007, the S&P SmallCap 600/Citigroup Pure Value Index included companies with a capitalization range of $89 million to $3.5 billion. To the extent the Small-Cap Value Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

U.S. GOVERNMENT MONEY MARKET FUND

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.

-----------------------------------------------------------------------------------
                                                ESSENTIAL    ESSENTIAL    ESSENTIAL
                                                PORTFOLIO    PORTFOLIO    PORTFOLIO
                                              CONSERVATIVE    MODERATE   AGGRESSIVE
                                                  FUND          FUND        FUND
-----------------------------------------------------------------------------------
Commodity-Linked Derivative Investment Risk         X            X            X
-----------------------------------------------------------------------------------
Conflicts of Interest Risk                          X            X            X
-----------------------------------------------------------------------------------
Counterparty Credit Risk                            X            X            X
-----------------------------------------------------------------------------------
Credit Risk                                         X            X            X
-----------------------------------------------------------------------------------
Currency Risk                                       X            X
-----------------------------------------------------------------------------------
Derivatives Risk                                    X            X            X
-----------------------------------------------------------------------------------
Early Closing Risk                                  X            X            X
-----------------------------------------------------------------------------------
Energy Sector Concentration Risk                    X            X            X
-----------------------------------------------------------------------------------
Fixed Income Risk                                   X            X            X
-----------------------------------------------------------------------------------
Foreign Issuer Exposure Risk                        X            X            X
-----------------------------------------------------------------------------------
Fund of Funds Risk                                  X            X            X
-----------------------------------------------------------------------------------
Geographic Concentration in Europe Risk             X            X            X
-----------------------------------------------------------------------------------
Geographic Concentration in Japan Risk              X            X            X
-----------------------------------------------------------------------------------
High Yield Risk                                     X            X            X
-----------------------------------------------------------------------------------
Industry Concentration Risk                         X            X            X
-----------------------------------------------------------------------------------
Interest Rate Risk                                  X            X            X
-----------------------------------------------------------------------------------
Investment in Investment Companies Risk             X            X            X
-----------------------------------------------------------------------------------
Investment Style Risk                               X            X            X
-----------------------------------------------------------------------------------
Investment Technique Risk                           X            X            X
-----------------------------------------------------------------------------------
Issuer Specific Risk                                X            X            X
-----------------------------------------------------------------------------------
Large-Capitalization Securities Risk                X            X            X
-----------------------------------------------------------------------------------
Leveraging Risk                                     X            X            X
-----------------------------------------------------------------------------------
Liquidity Risk                                      X            X            X
-----------------------------------------------------------------------------------
Market Risk                                         X            X            X
-----------------------------------------------------------------------------------
Mid-Capitalization Securities Risk                  X            X            X
-----------------------------------------------------------------------------------
Real Estate Sector Concentration Risk               X            X            X
-----------------------------------------------------------------------------------

                                  PROSPECTUS 23


-----------------------------------------------------------------------------------
                                                ESSENTIAL    ESSENTIAL    ESSENTIAL
                                                PORTFOLIO    PORTFOLIO    PORTFOLIO
                                              CONSERVATIVE    MODERATE   AGGRESSIVE
                                                  FUND          FUND        FUND
-----------------------------------------------------------------------------------
Short Sales Risk                                    X            X            X
-----------------------------------------------------------------------------------
Small-Capitalization Securities Risk                X            X            X
-----------------------------------------------------------------------------------
Stable Price Per Share Risk                         X            X            X
-----------------------------------------------------------------------------------
Tax Risk                                            X            X            X
-----------------------------------------------------------------------------------
Technology Sector Concentration Risk                X            X            X
-----------------------------------------------------------------------------------
Tracking Error Risk                                 X            X            X
-----------------------------------------------------------------------------------
Trading Halt Risk                                   X            X            X
-----------------------------------------------------------------------------------

DESCRIPTIONS OF PRINCIPAL RISKS
--------------------------------------------------------------------------------

COMMODITY-LINKED DERIVATIVE INVESTMENT RISK - The Fund may invest in the Commodities Strategy Fund and Managed Futures Strategy Fund, each of which is subject to Commodity-Linked Derivative Investment Risk. The Commodities Strategy Fund's and Managed Futures Strategy Fund's exposure to the commodities markets may subject the Commodities Strategy Fund and Managed Futures Strategy Fund, and thus the Fund, to greater volatility than investments in traditional securities. Because the value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable, the value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying index, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

      INDEX-LINKED AND COMMODITY-LINKED "STRUCTURED" SECURITIES - The Commodities Strategy Fund and Managed Futures Strategy Fund invest in derivative instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts, or the performance of commodity indices, such as the S&P GSCITM Commodity Index. These are "commodity-linked" or "index-linked" securities. They are sometimes referred to as "structured securities" because the terms of the instrument may be structured by the issuer of the security and the purchaser of the security, such as the Commodities Strategy Fund and Managed Futures Strategy Fund. These securities may be issued by banks, brokerage firms, insurance companies and other corporations.

      The value of these securities will rise or fall in response to changes in the underlying commodity or related index or investment. These securities expose the Commodities Strategy Fund and Managed Futures Strategy Fund, and thus the Fund, economically to movements in commodity prices. In addition to commodity price risk, the securities also are subject to credit and interest rate risks that in general affect the values of debt securities. Therefore, at maturity, the Commodities Strategy Fund and Managed Futures Strategy Fund may receive more or less principal than it originally invested. The Commodities Strategy Fund and Managed Futures Strategy Fund might receive interest payments that are more or less than the stated coupon interest payments.

      STRUCTURED NOTE RISK - The Commodities Strategy Fund and Managed Futures Strategy Fund intend to invest in commodity, currency and financial-linked structured notes to a significant extent. Commodity-linked

                                  PROSPECTUS 25


      structured notes provide exposure, which may include long and/or short exposure, to the investment returns of "real assets" (I.E., assets that have tangible properties such as oil, gold and silver) that trade in the commodities markets without investing directly in physical commodities. The performance of these notes is determined by the price movement of the commodities underlying the note. Currency and financial-linked structured notes provide exposure to the investment returns of currencies and financial instruments. A highly liquid secondary market may not exist for the structured notes, and there can be no assurance that one will develop. However, on April 10, 2006, Rydex received a private letter ruling from the IRS that concluded that commodity-linked structured notes will produce qualifying income for a regulated investment company under the Internal Revenue Code of 1986, as amended. Consequently, the Advisor believes that other mutual funds may increase their investment in commodity-linked structured notes leading to the creation and maintenance of a more liquid secondary market.

CONFLICTS OF INTEREST RISK - In managing the Fund, the Advisor will have the authority to select and substitute underlying funds. The Advisor is subject to conflicts of interest in doing so and in allocating Fund assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Advisor is also responsible for managing each of the underlying funds. The Advisor is legally obligated to disregard the fees payable by underlying funds when making investment decisions. The Trustees and officers of the Fund are also Trustees and officers of the underlying funds and thus may have conflicting interests in fulfilling their fiduciary duties to both the Fund and the underlying funds.

COUNTERPARTY CREDIT RISK - Each of the underlying funds (except for the U.S. Government Money Market Fund) in which the Fund may invest is subject to Counterparty Credit Risk. The underlying funds invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements, and in the case of the Commodities Strategy Fund and Managed Futures Strategy Fund, structured notes. The underlying funds will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The underlying funds will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, an underlying fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the underlying fund, this default will cause the value of the Fund's investment in the underlying fund to decrease. In addition, the underlying funds may enter into swap agreements with a limited number of counterparties, and the Commodities Strategy Fund and Managed Futures Strategy Fund may invest in commodity-linked structured notes issued by a limited number of issuers that will act as counterparties, which may increase an underlying fund's, and thus the Fund's, exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

      CREDIT DEFAULT SWAP RISK - The Fund may invest in the Absolute Return Strategies Fund and High Yield Strategy Fund, which may each enter into credit default swap agreements. A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The Absolute Return Strategies Fund and High Yield Strategy Fund may be either the buyers of credit protection against a designated event of default, restructuring or other credit related event (each a "Credit Event") or the sellers of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation through either physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if the Absolute Return Strategies Fund and/or High Yield Strategy Fund invested directly in the underlying reference obligations. For example, a credit default swap may increase the Absolute Return Strategies Fund's and/or High Yield Strategy Fund's credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the Absolute Return Strategies Fund and/or High Yield Strategy Fund invests.

                                  PROSPECTUS 27


CREDIT RISK - The Fund may invest in the High Yield Strategy Fund, which is subject to Credit Risk. Credit risk is the risk that the High Yield Strategy Fund could lose money if the issuer or guarantor of a debt instrument becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

CURRENCY RISK - The Fund may invest in the Absolute Return Strategies Fund, Europe 1.25x Strategy Fund, High Yield Strategy Fund, International Rotation Fund, Japan 2x Strategy Fund, and Managed Futures Strategy Fund, each of which is subject to Currency Risk.

These underlying funds' indirect and direct exposure to foreign currencies subjects the underlying funds, and thus the Fund, to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Absolute Return Strategies Fund, Europe 1.25x Strategy Fund, International Rotation Fund, Japan 2x Strategy Fund, and Managed Futures Strategy Fund may incur transaction costs in connection with conversions between various currencies. These underlying funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

DERIVATIVES RISK - The underlying funds (except for the U.S. Government Money Market Fund) may invest a percentage of their assets in derivatives, such as futures and options contracts, to pursue their respective investment objectives. The use of such derivatives may expose the underlying funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The underlying funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The underlying funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges. OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the underlying funds may cover their positions by owning the underlying security on which an option is written or by owning a call option on the underlying security. Alternatively, the underlying funds may cover their positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the underlying funds.

The risks associated with the underlying funds' use of futures and options contracts include:

      o The underlying funds experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

      o There may be an imperfect correlation between the changes in market value of the securities held by underlying funds and the prices of futures and options on futures.

      o Although the underlying funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the underlying funds may be unable to close out their futures contracts at a time which is advantageous.

      o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

      o Because option premiums paid or received by the underlying funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

                                  PROSPECTUS 29


EARLY CLOSING RISK - The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

ENERGY SECTOR CONCENTRATION RISK - The Fund may invest in the Commodities Strategy Fund. The Commodities Strategy Fund is subject to the risk that the securities of issuers in the energy sector and energy sector commodities that the Commodities Strategy Fund purchases will underperform the market as a whole either by declining in value or failing to perform as well. To the extent that the Commodities Strategy Fund's investments are concentrated in issuers conducting business in the energy sector, the Commodities Strategy Fund, and thus the Fund, is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of securities of energy companies and energy sector commodities may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

FIXED INCOME RISK - The Fund may invest in the Absolute Return Strategies Fund, Government Long Bond 1.2x Strategy Fund, Hedged Equity Fund, High Yield Strategy Fund, and Managed Futures Strategy Fund, each of which may invest in fixed income securities or related investments. The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Such periods may benefit the High Yield Strategy Fund. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the Government Long Bond 1.2x Strategy Fund having to reinvest the proceeds in lower yielding coupon securities. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. The value of an investment in the High Yield Strategy Fund may decline during periods of rising interest rates. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. With respect to the High Yield Strategy Fund, the prices of high yield bonds, unlike those of investment grade bonds, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in the Europe 1.25x Strategy Fund, High Yield Strategy Fund, International Rotation Fund, Japan 2x Strategy Fund, NASDAQ-100(R) Fund, Rydex Dynamic Funds NASDAQ-100(R) 2x Strategy Fund, and Sector Rotation Fund, each of which may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. The High Yield Strategy Fund may invest in instruments that are linked to the performance of foreign issuers, primarily Canadian issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than that are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the underlying fund. With respect to the High Yield Strategy Fund, the Canadian economy can be significantly affected by the U.S. economy and the price of natural resources. In addition, periodic demands by the Province of Quebec for sovereignty could significantly affect the Canadian market.

FUND OF FUNDS RISK - The Fund is subject to fund of funds risk. By investing in the underlying funds indirectly through the Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect

                                  PROSPECTUS 31


expenses than a direct investment in the underlying funds. In order to minimize these expenses, the Fund intends to invest in the class of shares of each underlying fund with the lowest shareholder fees and net fund operating expenses.

In addition, an underlying fund may buy the same securities that another underlying fund sells. If this happens, an investor in the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. Also, the Fund investor may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund's transactions in shares of the underlying funds. In addition, certain of the underlying funds may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style. Because the Fund invests most of its assets in underlying Rydex Funds, the Fund's investment performance is directly related to the performance of those underlying funds. The performance of those underlying funds, in turn, depends upon the performance of the securities in which they invest.

GEOGRAPHIC CONCENTRATION IN EUROPE RISK - The Fund may invest in the Europe 1.25x Strategy Fund, which is subject to Geographic Concentration in Europe Risk. Because a significant portion of the assets of the Europe 1.25x Strategy Fund are invested in a specific geographic region, the value of its investments and the net asset value of the Europe 1.25x Strategy Fund, and thus the Fund, could decline more dramatically as a result of adverse events affecting Europe. In addition, countries in Europe may be significantly affected by the tight fiscal and monetary controls of the European Economic and Monetary Union (EMU).

GEOGRAPHIC CONCENTRATION IN JAPAN RISK - The Fund may invest in the Japan 2x Strategy Fund, which is subject to Geographic Concentration in Japan Risk. Targeting Japan could hurt the Japan 2x Strategy Fund's, and thus the Fund's, performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese economic growth has weakened after the sharp collapse of the stock market in the 1990's and the current economic condition remains uncertain. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or erroneous. The Japan 1.25x Strategy Fund may be more volatile than a geographically diversified equity fund.

HIGH YIELD RISK - The Fund may invest in the Absolute Return Strategies Fund and High Yield Strategy Fund, each of which is subject to High Yield Risk. The Absolute Return Strategies Fund and High Yield Strategy Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"). High yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer's continuing ability to make principal and interest payments. The value of these securities often fluctuates in response to company, political, or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Absolute Return Strategies Fund's and High Yield Strategy Fund's ability to sell these securities (liquidity risk). These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. If the issuer of a security is in default with respect to interest or principal payments, the Absolute Return Strategies Fund and/or High Yield Strategy Fund may lose their entire respective investments. The High Yield Strategy Fund seeks to correspond generally to the total return of the high yield bond market and thus an investment in the High Yield Strategy Fund will generally decline in value when the high yield bond market is losing value.

INDUSTRY CONCENTRATION RISK - The Fund may invest in the Commodities Strategy Fund, NASDAQ-100(R) Fund, Managed Futures Strategy Fund, Real Estate Fund, and Rydex Dynamic Funds NASDAQ-100(R) 2x Strategy Fund, each of which is subject to Industry Concentration Risk. The risk of concentrating fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the underlying fund, and thus the Fund, will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

INTEREST RATE RISK - The Fund may invest in the U.S. Government Money Market Fund, which is subject to Interest Rate Risk. Interest Rate Risk involves the potential for decline in the U.S. Government Money Market Fund's yield (the rate of dividends the U.S. Government Money Market Fund pays) in the event of declining interest rates.

INVESTMENT IN INVESTMENT COMPANIES RISK - The Fund will regularly invest in other investment companies, including the underlying funds and exchange-traded funds. In addition, certain of the underlying funds invest in shares of investment companies, such as exchange-traded funds, unit investment trusts, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in the underlying funds or other investment companies, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the underlying funds' and/or other investment company's expenses. For example, if an underlying

                                 PROSPECTUS 33


fund sells the same securities another underlying fund is purchasing, an investor in the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. The costs associated with investments in exchange-traded funds may differ from those associated with the Fund's investments in the underlying funds. Similarly, an investor in the Fund may receive taxable gains as a result of the underlying funds' portfolio transactions in addition to the taxable gains attributable to the Fund's transactions in shares of the underlying funds. Further, in part because of these additional expenses, the performance of the Fund may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the underlying funds or other investment company. The ability to redeem large blocks of exchange-traded fund shares has historically resulted in the market price of individual exchange-traded fund shares being at or near the net asset value of the exchange-traded fund's underlying investments. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if it had invested directly in the underlying investments. For example, shares of an exchange-traded fund are traded at market prices, which may vary from the net asset value of its underlying investments. Lack of liquidity in an exchange-traded fund can contribute to the increased volatility of its value in comparison to the value of the underlying portfolio securities. In addition, the Fund and the underlying funds may invest in investment companies and other pooled investment vehicles that are not registered pursuant to the Investment Company Act of 1940, and therefore, not subject to the regulatory scheme of the Investment Company Act of 1940.

      INVESTMENT IN THE SUBSIDIARY RISK - The Managed Futures Strategy Fund may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). The Subsidiary is not registered under the Investment Company Act of 1940 and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the Investment Company Act of 1940. Thus, the Managed Futures Strategy Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. However, the Managed Futures Strategy Fund wholly owns and controls the Subsidiary, and the Managed Futures Strategy Fund and Subsidiary are both managed by the Advisor, making it unlikely that the Subsidiary will take action contrary to the interests of the Managed Futures Strategy Fund or its shareholders. While the Subsidiary has its own board of directors that is responsible for overseeing the operations of the Subsidiary, the Managed Futures Strategy Fund's Board has oversight responsibility for the investment activities of the Managed Futures Strategy Fund, including its investment in the Subsidiary, and the Managed Futures Strategy Fund's role as the sole shareholder of the Subsidiary. Also, to the extent they are applicable to the investment activities of the Subsidiary, the Advisor will be subject to the same fundamental investment restrictions that apply to the management of the Managed Futures Strategy Fund in managing the Subsidiary's portfolio. It is not currently expected that shares of the Subsidiary will be sold or offered to investors other than the Managed Futures Strategy Fund.

      Changes in the laws of the United States and/or the Cayman Islands, under which the Managed Futures Strategy Fund and the Subsidiary, respectively, are organized, could result in the inability of the Managed Futures Strategy Fund and/or the Subsidiary to operate as described in this Prospectus and could negatively affect the Managed Futures Strategy Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay a Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

INVESTMENT STYLE RISK - The Fund may invest in the Sector Rotation Fund which is subject to Investment Style Risk. The Sector Rotation Fund is subject to the risk that the Advisor's use of a price momentum-driven investment strategy may cause the Sector Rotation Fund, and thus the Fund, to underperform other types of mutual funds that use different investment strategies during periods when price momentum investing is out of favor.

INVESTMENT TECHNIQUE RISK - The Fund may invest in the High Yield Strategy Fund, which may use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, options and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying bond or index. These instruments may increase the volatility of the High Yield Strategy Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques also may expose the High Yield Strategy Fund to risks different from or possibly greater than the risks associated with investing directly in high yield debt securities, including: 1) the risk that an instrument is temporarily mispriced; 2) credit or performance risk on the amount the High Yield Strategy Fund expects to receive from a counterparty; 3) the risk that security prices, interest rates and currency markets will move adversely and the High Yield Strategy Fund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; and 5)

                                  PROSPECTUS 35


the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust the High Yield Strategy Fund's position in a particular instrument when desired.

ISSUER SPECIFIC RISK - The Fund may invest in the High Yield Strategy Fund, which is subject to Issuer Specific Risk. The value of a security may increase or decrease for a number of reasons which directly relate to the issuer. For example, with respect to the High Yield Strategy Fund, perceived poor management performance, financial leverage or reduced demand of the issuer's goods or services may contribute to a decrease in the value of a security. A decrease in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the High Yield Strategy Fund to decrease.

LARGE-CAPITALIZATION SECURITIES RISK - The Fund may invest in the Large-Cap Growth Fund, Large-Cap Value Fund, Japan 2x Strategy Fund, NASDAQ-100(R) Fund, Nova Fund, Rydex Dynamic Funds NASDAQ-100(R) 2x Strategy Fund, and Rydex Dynamic Funds S&P 500 2x Strategy Fund, each of which is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK - The Fund may invest in the Absolute Return Strategies Fund, Europe 1.25x Strategy Fund, Government Long Bond 1.2x Strategy Fund, Hedged Equity Fund, Japan 2x Strategy Fund, Mid-Cap 1.5x Strategy Fund, Nova Fund, Russell 2000(R) 1.5x Strategy Fund, Rydex Dynamic Funds NASDAQ-100(R) 2x Strategy Fund, Rydex Dynamic Funds Russell 2000(R) 2x Strategy Fund, and Rydex Dynamic Funds S&P 500 2x Strategy Fund, each of which invests in leveraged instruments. The more an underlying fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Leverage, including borrowing, will cause the value of the underlying fund's shares to be more volatile than if the underlying fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the underlying fund's portfolio securities. These underlying funds will engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may also cause an underlying fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where an underlying fund, for any reason, is unable to close out the transaction. In addition, to the extent an underlying fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed an underlying fund's investment income, resulting in greater losses. Because the underlying funds' investment strategies involve consistently applied leverage, the value of the underlying fund's shares, and thus the Fund's shares, will tend to increase or decrease more than the value of any increase or decrease in its underlying index. Leverage will also have the effect of magnifying tracking error risk.

LIQUIDITY RISK - The Fund may invest in the High Yield Strategy Fund and Managed Futures Strategy Fund, each of which is subject to Liquidity Risk. In certain circumstances, it may be difficult for these underlying funds to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which an underlying fund may invest, trading in such instruments may be relatively inactive. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in an underlying fund's portfolio, the ability of the underlying fund to assign an accurate daily value to these investments may be difficult and the Advisor may be required to fair value the investments. For additional information about fair valuation, see "Calculating NAV."

MARKET RISK - The Fund and the underlying funds (except for the U.S. Government Money Market Fund) in which the Fund invests, may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities or commodities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's or an underlying fund's investments may decline in value due to factors affecting securities or commodities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund or an underlying fund invests will cause the net asset value of the Fund or the underlying fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's or

                                  PROSPECTUS 37


an underlying fund's securities and other financial instruments may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

MID-CAPITALIZATION SECURITIES RISK - The Fund may invest in the Absolute Return Strategies Fund, Hedged Equity Fund, Japan 2x Strategy Fund, Mid-Cap 1.5x Strategy Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Real Estate Fund, and Sector Rotation Fund, each of which is subject to Mid-Capitalization Securities Risk. In comparison to securities of companies with larger capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. Medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

REAL ESTATE SECTOR CONCENTRATION RISK - The Fund may invest in the Real Estate Fund, which is subject to Real Estate Sector Concentration Risk. Real Estate Sector Concentration Risk is the risk that the securities of real estate companies that the Real Estate Fund purchases will underperform the market as a whole. To the extent that the Real Estate Fund's investments are concentrated in real estate companies, the Real Estate Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting real estate companies. Investments in real estate companies may also subject the Real Estate Fund to the risks associated with the direct ownership of real estate. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Also, equity real estate investment trusts or REITs may be affected by changes in the value of the underlying property owned by the REIT, while mortgage REITs may be affected by the quality of the credit extended. In addition to these risks, REITs are dependent on specialized management skills, and some REITs may have investments in relatively few properties, in a small geographic area, or a single type of property. These factors may increase the volatility of the Real Estate Fund's investments in REITs.

SHORT SALES RISK - The Fund may invest in the Absolute Return Strategies Fund, Hedged Equity Fund, International Rotation Fund, Managed Futures Strategy Fund, and Sector Rotation Fund, each of which is subject to Short

Sales Risk. Short sales are transactions in which an underlying fund sells a security it does not own. To complete the transaction, the underlying fund must borrow the security to make delivery to the buyer. The underlying fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the underlying fund. If the underlying security goes down in price between the time the underlying fund sells the security and buys it back, the underlying fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the underlying fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the underlying fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the underlying fund must pay to the lender of the security. The underlying fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the underlying fund's needs for immediate cash or other liquidity. The underlying fund's investment performance may also suffer if the underlying fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the underlying fund to deliver the securities the underlying fund borrowed at the commencement of the short sale and the underlying fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the underlying fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the underlying fund's open short positions. These expenses negatively impact the performance of the underlying fund, and thus the Fund. For example, when an underlying fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the underlying fund on the investment of the cash generated by the short sale. Similarly, when an underlying fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the underlying fund's unrealized gain or reduces the underlying fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that an underlying fund is obligated to pay is greater than the interest earned by the underlying fund on investments, the performance of the underlying fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the underlying

                                  PROSPECTUS 39


fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION SECURITIES RISK - The Fund may invest in the Absolute Return Strategies Fund, Hedged Equity Fund, Japan 2x Strategy Fund, Real Estate Fund, Russell 2000(R) Fund, Russell 2000(R) 1.5x Strategy Fund, Rydex Dynamic Funds Russell 2000(R) 2x Strategy Fund, Sector Rotation Fund, Small-Cap Growth Fund, and Small-Cap Value Fund, each of which is subject to Small-Capitalization Securities Risk. In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. Small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

STABLE PRICE PER SHARE RISK - The Fund may invest in the U.S. Government Money Market Fund, which is subject to Stable Price Per Share Risk. The U.S. Government Money Market Fund's assets are valued using the amortized cost method, which enables the U.S. Government Money Market Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE U.S. GOVERNMENT MONEY MARKET FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE U.S. GOVERNMENT MONEY MARKET FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.

TAX RISK - The Fund may invest in the Commodities Strategy Fund and Managed Futures Strategy Fund, each of which is subject to Tax Risk. As noted under "Commodity-Linked Derivative Investment Risk" above, the Commodities Strategy Fund and Managed Futures Strategy Fund currently gain most of their exposure to the commodities markets by entering into commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. In order for the Commodities Strategy Fund and Managed Futures Strategy Fund to qualify as a regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, the Commodities Strategy Fund and Managed Futures Strategy Fund must derive at least 90 percent of their gross income each taxable year from qualifying income, which is described in more detail in the SAI. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-

1 and Revenue Ruling 2006-31 which provide that income from commodity-linked derivative instruments in which the Commodities Strategy Fund and Managed Futures Strategy Fund invest will not be considered qualifying income after September 30, 2006. The Commodities Strategy Fund and Managed Futures Strategy Fund will therefore restrict their income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of their gross income. The Commodities Strategy Fund and Managed Futures Strategy Fund have received a private letter ruling from the IRS that concludes that certain commodities-linked notes held by the Commodities Strategy Fund and Managed Futures Strategy Fund will produce qualifying income for purposes of the regulated investment company qualification tests. The Advisor believes it can continue to successfully operate the Commodities Strategy Fund and Managed Futures Strategy Fund in a manner consistent with each fund's current investment objective by investing in these commodities-linked structured notes. See "Tax Information" for more information.

In addition, the Managed Futures Strategy Fund's investment in the Subsidiary is expected to provide the Managed Futures Strategy Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The Managed Futures Strategy Fund has received a private letter ruling from the IRS that concludes that income from the Managed Futures Strategy Fund's investment in the Subsidiary will constitute qualifying income for purposes of Subchapter M. Please see "Tax Information" for more information.

TECHNOLOGY SECTOR CONCENTRATION RISK - The Fund may invest in the NASDAQ-100(R) Fund and Rydex Dynamic Funds NASDAQ-100(R) 2x Strategy Fund, each of which is subject to Technology Sector Concentration Risk. Technology Sector Concentration Risk is the risk that the securities of issuers in the technology sector that the NASDAQ-100(R) Fund and Rydex Dynamic Funds NASDAQ-100(R) 2x Strategy Fund purchase will underperform the market as a whole. To the extent that the NASDAQ-100(R) Fund's or Rydex Dynamic Funds NASDAQ-100(R) 2x Strategy Fund's investments are concentrated in issuers conducting business in the technology sector, the NASDAQ-100(R) Fund's and/or Rydex Dynamic Funds NASDAQ-100(R) 2x Strategy Fund, and thus the Fund, is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

                                  PROSPECTUS 41


TRACKING ERROR RISK - The Fund may invest in the Commodities Strategy Fund, Europe 1.25x Strategy Fund, Government Long Bond 1.2x Strategy Fund, Japan 2x Strategy Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Managed Futures Strategy Fund, Mid-Cap 1.5x Strategy Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, NASDAQ-100(R) Fund, Nova Fund, Russell 2000(R) 1.5x Strategy Fund, Rydex Dynamic Funds NASDAQ-100(R) 2x Strategy Fund, Rydex Dynamic Funds Russell 2000(R) 2x Strategy Fund, Rydex Dynamic Funds S&P 500 2x Strategy Fund, Small-Cap Growth Fund, and Small-Cap Value Fund, each of which is subject to Tracking Error Risk. Tracking error risk refers to the risk that the Advisor may not be able to cause an underlying fund's performance to match or correlate to that of its underlying index, either on a daily or aggregate basis. Factors such as underlying fund expenses, imperfect correlation between the underlying fund's investments and those of its underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. In addition, the Large-Cap Growth Fund, Large-Cap Value Fund, Managed Futures Strategy Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, NASDAQ-100(R) Fund, Nova Fund, Rydex Dynamic Funds NASDAQ-100(R) 2x Strategy Fund, Rydex Dynamic Funds Russell 2000(R) 2x Strategy Fund, Rydex Dynamic Funds S&P 500 Strategy Fund, Small-Cap Growth Fund, and Small-Cap Value Fund, which seek to track their respective benchmarks on a daily basis, and the Commodities Strategy Fund, Europe 1.25x Strategy Fund, Government Long Bond 1.2x Strategy Fund, Japan 2x Strategy Fund, Mid-Cap 1.5x Strategy Fund, and Russell 2000(R) 1.5x Strategy Fund, which seek to track their respective benchmarks over time, are subject to mathematical compounding which may prevent an underlying fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause an underlying fund's and thus the Fund's performance to be less than you expect.

The Europe 1.25x Strategy Fund, Government Long Bond 1.2x Strategy Fund, Japan 2x Strategy Fund, Mid-Cap 1.5x Strategy Fund, and Russell 2000(R) 1.5x Strategy Fund seek to track their respective benchmarks over time, but are also subject to the effects of mathematical compounding. Tracking error may be more significant for the Europe 1.25x Strategy Fund, Government Long Bond 1.2x Strategy Fund, Japan 2x Strategy Fund, Mid-Cap 1.5x Strategy Fund, and Russell 2000(R) 1.5x Strategy Fund compared to other Rydex Funds due to the Funds' consistent application of leverage to increase exposure to their respective underlying indices.

The prices of the Europe 1.25x Strategy Fund and Japan 2x Strategy Fund are calculated at the close of the U.S. markets using fair value prices. Due to the differences in times between the close of the European and Japanese markets and the time the Funds price their shares, the value the Funds assign to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. On a daily basis, the Funds are priced with consideration to the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, and market movement in the U.S. as related to the securities. As a result, the tracking error risk for the Europe 1.25x Strategy Fund and Japan 2x Strategy Fund may be higher than for other Rydex Funds.

TRADING HALT RISK - The underlying funds (except for the U.S. Government Money Market Fund) in which the Fund may invest typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the underlying fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the underlying fund prices its shares may limit the underlying fund's ability to use leverage and may prevent the underlying fund from achieving its investment objective. In such an event, the underlying fund also may be required to use a "fair value" method to price its outstanding contracts or securities.

                                  PROSPECTUS 43


FUND PERFORMANCE
--------------------------------------------------------------------------------

The following bar charts show the performance of the C-Class Shares of the Funds from year to year. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of the A-Class Shares and C-Class Shares of the Funds as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. The after-tax returns are calculated using the highest historical federal income and capital gains tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Returns After Taxes on Distributions assume a continued investment in a Fund and show the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other classes of shares will differ from those shown below. Of course, this past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.

ESSENTIAL PORTFOLIO CONSERVATIVE FUND
--------------------------------------------------------------------------------
THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -2.33%.

                              (PERFORMANCE GRAPH)

2007   6.01

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2007) 2.25%                  (quarter ended 9/30/2007) 0.83%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                               Since
                                                                             Inception
A-CLASS SHARES                                                Past 1 Year   (6/30/2006)
---------------------------------------------------------------------------------------
Return Before Taxes                                              1.81%          5.12%
Return After Taxes on Distributions                              0.68%          4.13%
Return After Taxes on Distributions and Sale of Fund Shares      1.18%          3.78%
Synthetic Essential Portfolio Conservative Benchmark(1)          6.80%         10.03%
S&P 500 Index(1)                                                 5.49%         12.22%

                                                                               Since
                                                                             Inception
C-CLASS SHARES                                                Past 1 Year   (6/30/2006)
---------------------------------------------------------------------------------------
Return Before Taxes                                              6.01%          7.81%
Return After Taxes on Distributions                              4.82%          6.78%
Return After Taxes on Distributions and Sale of Fund Shares      3.91%          6.06%
Synthetic Essential Portfolio Conservative Benchmark(1)          6.80%         10.03%
S&P 500 Index(1)                                                 5.49%         12.22%

(1) THE BENCHMARK REFLECTS A 40/60 RATIO OF THE PERFORMANCE OF THE S&P 500 INDEX AND THE LEHMAN AGGREGATE BOND INDEX. THE S&P 500 INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. THE LEHMAN AGGREGATE BOND INDEX MEASURES THE PERFORMANCE OF THE TOTAL UNITED STATES INVESTMENT GRADE BOND MARKET, WHICH INCLUDES INVESTMENT GRADE U.S. TREASURY BONDS, GOVERNMENT RELATED BONDS, INVESTMENT GRADE CORPORATE BONDS, MORTGAGE PASS-THROUGH SECURITIES, COMMERCIAL MORTGAGE-BACKED SECURITIES AND ASSET-BACKED SECURITIES THAT ARE PUBLICLY OFFERED FOR SALE N THE UNITED STATES. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                  PROSPECTUS 45


ESSENTIAL PORTFOLIO MODERATE FUND
--------------------------------------------------------------------------------
THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -4.26%.

                              (PERFORMANCE GRAPH)

2007   5.69

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2007) 3.71%                (quarter ended 12/31/2007) -0.32%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                               Since
                                                                             Inception
A-CLASS SHARES                                                Past 1 Year   (6/30/2006)
---------------------------------------------------------------------------------------
Return Before Taxes                                               1.25%         5.82%
Return After Taxes on Distributions                               0.28%         4.19%
Return After Taxes on Distributions and Sale of Fund Shares       0.86%         4.02%
Synthetic Essential Portfolio Moderate Benchmark(2)               6.49%        10.86%
S&P 500 Index(2)                                                  5.49%        12.22%

                                                                               Since
                                                                             Inception
C-CLASS SHARES                                                Past 1 Year   (6/30/2006)
---------------------------------------------------------------------------------------
Return Before Taxes                                               5.69%         8.59%
Return After Taxes on Distributions                               4.67%         6.91%
Return After Taxes on Distributions and Sale of Fund Shares       3.74%         6.35%
Synthetic Essential Portfolio Moderate Benchmark(2)               6.49%        10.86%
S&P 500 Index(2)                                                  5.49%        12.22%

(2) THE BENCHMARK REFLECTS A 60/40 RATIO OF THE PERFORMANCE OF THE S&P 500 INDEX AND THE LEHMAN AGGREGATE BOND INDEX. THE S&P 500 INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. THE LEHMAN AGGREGATE BOND INDEX MEASURES THE PERFORMANCE OF THE TOTAL UNITED STATES INVESTMENT GRADE BOND MARKET, WHICH INCLUDES INVESTMENT GRADE U.S. TREASURY BONDS, GOVERNMENT RELATED BONDS, INVESTMENT GRADE CORPORATE BONDS, MORTGAGE PASS-THROUGH SECURITIES, COMMERCIAL MORTGAGE-BACKED SECURITIES AND ASSET-BACKED SECURITIES THAT ARE PUBLICLY OFFERED FOR SALE N THE UNITED STATES. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

ESSENTIAL PORTFOLIO AGGRESSIVE FUND
--------------------------------------------------------------------------------
THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -6.15%.

                              (PERFORMANCE GRAPH)

2007   5.56

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2007) 4.11%                (quarter ended 12/31/2007) -1.21%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                               Since
                                                                             Inception
A-CLASS SHARES                                                Past 1 Year   (6/30/2006)
---------------------------------------------------------------------------------------
Return Before Taxes                                               1.32%         6.42%
Return After Taxes on Distributions                               0.75%         4.33%
Return After Taxes on Distributions and Sale of Fund Shares       1.01%         4.28%
Synthetic Essential Portfolio Aggressive Benchmark(3)             6.02%        11.59%
S&P 500 Index(3)                                                  5.49%        12.22%

                                                                               Since
                                                                             Inception
C-CLASS SHARES                                                Past 1 Year   (6/30/2006)
---------------------------------------------------------------------------------------
Return Before Taxes                                               5.56%         9.13%
Return After Taxes on Distributions                               4.97%         6.97%
Return After Taxes on Distributions and Sale of Fund Shares       3.78%         6.56%
Synthetic Essential Portfolio Aggressive Benchmark(3)             6.02%        11.59%
S&P 500 Index(3)                                                  5.49%        12.22%

(3) THE BENCHMARK REFLECTS A 80/20 RATIO OF THE PERFORMANCE OF THE S&P 500 INDEX AND THE LEHMAN AGGREGATE BOND INDEX. THE S&P 500 INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. THE LEHMAN AGGREGATE BOND INDEX MEASURES THE PERFORMANCE OF THE TOTAL UNITED STATES INVESTMENT GRADE BOND MARKET, WHICH INCLUDES INVESTMENT GRADE U.S. TREASURY BONDS, GOVERNMENT RELATED BONDS, INVESTMENT GRADE CORPORATE BONDS, MORTGAGE PASS-THROUGH SECURITIES, COMMERCIAL MORTGAGE-BACKED SECURITIES AND ASSET-BACKED SECURITIES THAT ARE PUBLICLY OFFERED FOR SALE N THE UNITED STATES. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                  PROSPECTUS 47



FUND FEES AND EXPENSES
--------------------------------------------------------------------------------

The tables below describe the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Funds described in this Prospectus.

                                                          ESSENTIAL PORTFOLIO
                                                              CONSERVATIVE
------------------------------------------------------------------------------
                                                          A-CLASS   C-CLASS
------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)(1)
Maximum Sales Charge (Load) Imposed On Purchases
   (as a percentage of initial purchase price)(2)           4.75%     None
Maximum Deferred Sales Charge (Load) (as a percentage
   of initial purchase price or current market value,
   whichever is lower)(3)                                   None(4)   1.00%
Redemption Fee on Shares Redeemed Within 30 Days of
   Purchase
   (as a percentage of amount redeemed, if
   applicable)(5)                                           1.00%     1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                             None      None
Distribution And/Or Shareholder Service (12b-1) Fees(6)     None      0.75%
   Other Expenses(7)                                        0.01%     None
   Acquired Fund Fees and Expenses(8)                       1.90%     1.90%
                                                            ----      ----
Total Annual Fund Operating Expenses                        1.91%     2.65%
                                                            ====      ====

(1) THE FUNDS WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.

(2) REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

(3) THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH RYDEX DISTRIBUTORS, INC. (THE "DISTRIBUTOR") TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

(4) FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NET ASSET VALUE ("NAV"), WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1.00% CONTINGENT DEFERRED SALES CHARGE ("CDSC") BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER.

(5)   FOR MORE INFORMATION SEE "FREQUENT PURCHASES AND REDEMPTIONS OF FUND
      SHARES."

ESSENTIAL PORTFOLIO MODERATE   ESSENTIAL PORTFOLIO AGGRESSIVE
--------------------------------------------------------------------------------
      A-CLASS   C-CLASS               A-CLASS   C-CLASS
--------------------------------------------------------------------------------
       4.75%      None                 4.75%      None
       None(4)    1.00%                None(4)    1.00%
       1.00%      1.00%                1.00%      1.00%
       None       None                 None       None
       None       0.75%                None       0.75%
       0.01%      0.01%                0.01%      0.01%
       1.55%      1.55%                1.59%      1.59%
--------------------------------------------------------------------------------
       1.56%      2.31%                1.60%      2.35%
================================================================================

(6) EACH UNDERLYING FUND PAYS A 0.25% DISTRIBUTION FEE TO THE DISTRIBUTOR PURSUANT TO RULE 12B-1 FOR THE DISTRIBUTION EXPENSES ASSOCIATED WITH DISTRIBUTING THE UNDERLYING FUNDS. THE DISTRIBUTOR WILL USE THE 12B-1 FEES PAID BY THE UNDERLYING FUNDS FOR ITS DISTRIBUTION EXPENSES ASSOCIATED WITH DISTRIBUTING THE FUND. THE DISTRIBUTOR WILL ALSO USE THE RULE 12B-1 FEES PAID BY THE C-CLASS SHARES OF THE FUND FOR ITS DISTRIBUTION EXPENSES ASSOCIATED WITH DISTRIBUTING THE C-CLASS SHARES OF THE FUND.

(7) THE ADVISOR HAS CONTRACTUALLY AGREED TO PAY ALL "OTHER EXPENSES" OF THE FUND, EXCLUDING ACQUIRED FUND FEES AND EXPENSES, INTEREST EXPENSE AND TAXES (EXPECTED TO BE DE MINIMIS), BROKERAGE COMMISSIONS AND OTHER EXPENSES CONNECTED WITH THE EXECUTION OF PORTFOLIO TRANSACTIONS AND EXTRAORDINARY EXPENSES.

(8) AS A SHAREHOLDER IN CERTAIN UNDERLYING FUNDS (THE "ACQUIRED FUNDS"), THE FUNDS WILL INDIRECTLY BEAR THEIR PROPORTIONATE SHARE OF THE FEES AND EXPENSES OF THE ACQUIRED FUNDS. "ACQUIRED FUND FEES AND EXPENSES" ARE BASED UPON (I) THE APPROXIMATE ALLOCATION OF THE FUNDS' ASSETS AMONG THE ACQUIRED FUNDS AND THE (II) NET EXPENSES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES) OF THE ACQUIRED FUNDS DURING THEIR MOST RECENTLY COMPLETED FISCAL YEAR. "ACQUIRED FUND FEES AND EXPENSES," IN GENERAL, WILL VARY WITH CHANGES IN THE EXPENSES OF THE ACQUIRED FUNDS, AS WELL AS ALLOCATION OF THE FUNDS' ASSETS, AND MAY BE HIGHER OR LOWER THAN THOSE SHOWN ABOVE.

                                 PROSPECTUS 49

--------------------------------------------------------------------------------

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in A-Class Shares and C-Class Shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your costs based on these assumptions.


FUND                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------
ESSENTIAL PORTFOLIO CONSERVATIVE -
A-CLASS SHARES                        $660     $1,047    $1,458    $2,602
ESSENTIAL PORTFOLIO CONSERVATIVE -
C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:              $368     $  823    $1,405    $2,983
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:       $268     $  823    $1,405    $2,983
ESSENTIAL PORTFOLIO MODERATE -
A-CLASS SHARES                        $626     $  944    $1,285    $2,243
ESSENTIAL PORTFOLIO MODERATE -
C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:              $334     $  721    $1,235    $2,646
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:       $234     $  721    $1,235    $2,646
ESSENTIAL PORTFOLIO AGGRESSIVE -
A-CLASS SHARES                        $630     $  956    $1,304    $2,285
ESSENTIAL PORTFOLIO AGGRESSIVE -
C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:              $338     $  733    $1,255    $2,686
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:       $238     $  733    $1,255    $2,686

MORE INFORMATION ABOUT THE FUNDS:
--------------------------------------------------------------------------------

ADVISOR'S INVESTMENT METHODOLOGY



Essential Portfolio Theory, or EPT, attempts to maximize returns for a targeted level of risk by investing each Fund's assets in underlying funds comprised of equity, fixed income and money market securities, alternative asset classes (i.E., commodities and real estate), and alternative investment strategies (I.E., absolute return, leveraged, and sector-based strategies).

In seeking to achieve the goal of maximizing returns for each Fund's risk level, the Advisor uses quantitative analysis to efficiently allocate across underlying funds (the "optimization process"). The Advisor may make modifications to the optimization process from time to time to take certain qualitative factors into consideration. The Advisor runs the optimization process on a regular basis in order to integrate current market data and reallocate, as necessary, each Fund's asset allocations.



The Essential Portfolio Funds seek to integrate many of the central tenets of Essential Portfolio Theory, which include:

      o TAKING ADVANTAGE OF TRUE DIVERSIFICATION: Expand upon the traditional asset allocation menu and consider asset classes both positively and negatively correlated to the market, such as commodities, futures, real estate, inverse investments, hedge fund-type strategies such as absolute return, and leveraged or currency products--all of which may help investors achieve a truly diversified portfolio that may reduce risk.

      o COMBINING LEVERAGE WITH DIVERSIFICATION TO ACHIEVE A TARGETED RISK/RETURN OBJECTIVE: Invest in underlying funds that use leverage to increase exposure to select market indices, freeing up assets to invest in alternative asset classes.

      o OFFSETTING THE CONSTRAINTS OF LONG-ONLY PORTFOLIOS: Long-only portfolios increase in value only in a rising environment. By adding short or inverse underlying funds to a portfolio--inverse funds, and underlying funds that use options or futures--investors can potentially reduce market risks and create an absolute return strategy.

      o MOVING AWAY FROM CAP-WEIGHTING: A cap-weighted portfolio puts the largest weight on the companies that are the biggest. There is more diversification and opportunity if the investments are spread over smaller companies.

      o INCORPORATING CURRENT AND FORWARD-LOOKING DATA: Instead of considering recent historical data and past performance to make projections for future periods, use current information to project future expectations and to optimize returns.

                                 PROSPECTUS 51


      o IMPLEMENTING MULTIFACTOR STRATEGIES: When estimating an asset's expected return, consider a variety of factors, such as growth, value, size and momentum.

      o EMPLOYING RULES-BASED REBALANCING: Use rules- or risk-based rebalancing--putting parameters in place based on portfolio weightings--rather than rebalancing solely upon a preset, calendar based schedule--which may help avoid the risk of overconcentration of an asset class in a volatile market.

TEMPORARY DEFENSIVE INVESTMENT STRATEGY

Each Fund may, but will not necessarily, temporarily invest up to 100% of its assets in high-quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy, if employed, could result in lower return and loss of market opportunity. Thus, when pursuing a temporary defensive strategy, a Fund may not achieve its investment objective.

--------------------------------------------------------------------------------

UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds that use leverage as part of their investment strategy. While the Funds do not use leverage as part of their investment strategies, they may invest in underlying funds that do. In such cases, the Funds will be indirectly subject to the effects of compounding. The impact of leverage on a fund will generally cause the fund's performance to not match the performance of the index underlying the fund's benchmark over a period of time greater than one day. As a result, the use of leverage could cause the performance of a fund to be less than or greater than the performance of the index underlying the fund's benchmark multiplied by the amount of leverage employed, before accounting for fees and expenses. The following simple examples provide an illustration:

Example A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

Example B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. The next day, if the index decreases 10%, the value of your shares in Fund B would be expected to decrease $24 (20% of $120) to $96.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).


The examples demonstrate that over time, the cumulative percentage increase or decrease in the net asset value of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund's benchmark due to the compounding effect of losses and gains on the returns of the fund. It is also expected that a fund's use of consistently applied leverage will cause the fund to underperform the compounded return of twice its benchmark in a trendless or flat market.

The following graphs further illustrate the impact of leverage on fund performance in comparison to the performance of the fund's underlying index in three different markets. Each of the three graphs shows a simulated hypothetical of the one-year performance of an index compared with the performance of a fund that perfectly achieves its investment objective of exactly twice (200%) the daily index returns.

In order to isolate the impact of leverage, the hypothetical graphs assume (i) no tracking error (see "Tracking Error Risk" under Descriptions of Principal Risks"); (ii) no dividends paid by the companies included in the underlying index; (iii) no expenses; and (iv) borrowing and/or lending rates (required to obtain leverage) of zero percent. If tracking error, fund expenses, and borrowing and lending rates of greater than zero percent were included in the graphs, the fund's performance would be lower than that shown below. Each of the graphs also assumes an index volatility of 20%. An index's volatility is a statistical measure of the magnitude of the fluctuations in the returns of an index. The S&P 500 Index's index volatility may be more or less significant at any given time. The average of the most recent five-year historical volatility of the S&P 500 Index is 9.28%. The indices underlying certain of the underlying funds' benchmarks have different historical volatilities, which may be more or less significant than the index volatilities assumed in the graphs below. The average five-year historical volatility for the period ended December 31, 2007 of the indices underlying certain of the underlying funds' benchmarks is as follows: Dow Jones STOXX 50(R) Index - 10.84%; NASDAQ-100 Index(R) - 15.28%; Nikkei 225 Stock Average - 14.48%; Russell 2000(R) Index - 14.41%; S&P 500 Index -9.28%; and S&P MidCap 400 Index - 11.02%. The hypothetical graphs are meant to demonstrate the effects of leverage only and are in no way indicative of the actual performance of any of the underlying funds.
--------------------------------------------------------------------------------

                                 PROSPECTUS 53



                               [GRAPHIC OMITTED]

                                  UPWARD MARKET
                               ONE YEAR SIMULATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

1x Index Performance             2x Fund Performance
               0                               0
        -0.66366                        -1.32732
    -0.348088315                     -0.70039326
     -1.01242775                    -2.024374777
    -0.662813543                    -1.332294555
     1.978164896                     3.914064678
     4.522010219                     9.098337365
     5.354057682                     10.83529199
     7.215979943                     14.75287623
     4.917805413                     9.833420421
     4.391904913                     8.732340382
     3.670525533                     7.229594198
     4.533727797                     9.015267185
     3.026665043                     5.871920971
     1.561213759                     2.860076563
     1.075537879                     1.876302218
    -0.763329381                    -1.830568914
    -0.990988228                    -2.280989898
     1.218100843                     2.079623209
     1.101801245                     1.845044235
    -1.736530723                    -3.873351309
     -1.54515279                    -3.498918787
      0.82258783                     1.142590217
     0.566972323                     0.629736599
     0.704638452                     0.905240692
    -0.148551386                    -0.804538068
     0.730400976                     0.941817878
    -0.694128355                    -1.913220499
     0.878578734                     1.193580155
     0.927403966                     1.291535541
     1.210353943                     1.859477181
     1.196096441                     1.830779292
     0.612346758                     0.655957591
     2.228482884                     3.889630885
     2.441455483                     4.322497421
     2.046287568                     3.517649353
     2.496117809                     4.430281653
     1.139581689                     1.666012098
     0.788526201                     0.960246642
    -0.202436667                     -1.02505584
     0.070549588                    -0.483583716
     0.532665379                     0.435530002
    -0.133645021                     -0.89580321
      0.48769348                     0.337389953
    -0.515907261                    -1.666809277
    -1.135225584                    -2.891116501
    -1.462586625                    -3.534210371
    -1.296886111                    -3.209776627
    -1.455482274                    -3.520821689
    -0.921410406                     -2.47506458
     -2.80865938                     -6.19037452
    -3.662028508                    -7.837727829
    -1.564654531                    -3.824798174
    -1.524436802                    -3.746209569
    -1.276997254                    -3.262495771
    -0.644478976                    -2.022901392
     1.746213571                     2.692148502
     2.395914018                      4.00362993
     3.122904528                     5.480439874
     2.098677528                      3.38515532
     1.462919273                     2.097617273
     2.567850464                     4.321303377
     1.973849272                     3.112991448
     2.560066339                     4.298522756
     2.310958194                     3.791861392
      2.93021573                     5.048303391
     5.990742765                      11.2953159
     3.784227482                     6.661424125
     5.454219487                     10.09400208
     6.560645157                     12.40421462
     8.769647331                     17.06449335
     8.729004465                     16.97700872
     11.42722344                     22.78281161
     10.54098702                     20.82970543
     10.15996329                     19.99672961
     11.04928467                      21.9341968
     11.40183284                     22.70840579
     11.12414149                      22.0966553
     12.45296397                     25.01671891
     13.85693923                     28.13838638
     12.99868562                     26.20657207
     10.73306197                     21.14568853
     10.34920581                     20.30578547
     10.90537685                     21.51849185
     9.691628402                      18.8586951
     10.72480288                     21.09773143
     9.346943434                     18.08385109
     9.799978755                     19.06231749
     9.603865013                     18.63700308
     11.17810533                     22.04496963
     10.77799756                     21.16653876
     11.06431437                     21.79287283
     10.05266285                     19.57412335
     10.33156932                     20.18019675
     9.441226652                     18.24056049
     7.581273005                     14.22156384
     8.159382492                     15.44914867
     5.646840036                     10.08538122
     4.862021356                      8.44979868
     4.707150636                     8.129459665
     5.368847475                     9.496107906
     7.891588421                     14.73921954
     8.662570923                     16.37904951
     9.004390772                     17.11123667
     8.560252382                      16.1568972
     5.323311337                     9.229996791
     6.618472096                     11.91639933
     5.799759511                     10.19760965
     5.132173608                      8.80693786
     6.232802334                     11.08513753
     6.290865996                     11.20656913
     5.622222046                     9.807434804
     4.646811387                     7.779313444
      5.93124635                     10.42508003
     7.100939173                      12.8637075
     7.849456926                     14.44129383
     8.016806929                     14.79645094
     8.830454329                     16.52588243
     8.470356121                     15.75476075
     7.860947966                     14.45409396
     4.969735256                     8.318209982
     7.151741143                     12.82143124
     8.034125016                     14.67957765
     7.739321496                     14.05370239
     5.944599878                     10.25388924
     8.634639214                     15.85280224
     9.606517287                     17.92571009
     9.041287438                      16.7094479
     10.64288587                     20.13790465
     10.22453405                     19.22939778
     11.99573209                     23.06119217
     11.30591678                     21.54525057
     9.552403364                     17.71560281
     6.891156381                     11.99650797
     6.168422517                     10.48200159
     8.525573833                     15.38784439
     9.676596069                     17.83545134
     9.828454284                     18.16176127
     11.19702665                     21.10658869
     11.05200349                     20.79069426
     9.893397939                     18.27027564
     9.587685495                     17.61224348
     8.504959162                     15.28822554
      6.81076273                     11.68800484
     8.221839716                      14.6390253
     7.986835991                     14.14114801
     9.279222444                     16.87323053
     10.45102355                     19.37969384
      10.3719616                     19.20878748
     9.560396566                     17.45570305
     8.845843659                     15.92361086
     8.147488727                     14.43607908
     6.655702267                     11.27901653
     8.259804029                     14.62628935
     8.416640007                     14.95840756
      7.92584872                     13.91759713
      9.32089824                     16.86259485
     9.978911659                     18.26941014
     9.199557099                     16.59320145
     8.878117283                     15.90679395
     7.634838062                     13.25971459
     6.790528865                     11.48285088
     6.509808602                     10.89674094
     7.816790463                     13.61836876
     8.065329728                     14.14219489
     6.289059904                     10.38988437
     4.467584284                     6.606381476
     2.919479153                     3.446781542
     5.605986317                     8.847324219
     5.101411475                     7.807200958
     6.630637012                     10.94439051
       7.4792676                     12.71031456
     6.471337776                     10.59634244
      4.82018027                     7.166086284
     2.188250363                     1.784419763
     2.780840027                     2.964915463
     3.838146529                     5.083315634
     5.220959126                     7.882104663
     6.635865363                     10.78348599
     7.361629063                      12.2914708
     5.712017632                     8.840753899
     3.728331621                     4.755960405
     1.579184319                     0.415082918
     1.387067607                     0.035252825
     0.271505702                    -2.166122948
     0.605510088                     -1.51435366
     2.118214538                     1.447306697
     1.255621979                    -0.266544102
     0.990311999                    -0.789187304
    -0.106846751                    -2.944839843
     1.245506758                    -0.316974326
     1.790379702                     0.755953952
     1.986489047                     1.144186794
     1.854508332                      0.88240541
     2.090861718                     1.350600653
     1.915091882                     1.001609995
     0.715245505                    -1.376573914
    -0.887839058                     -4.51615206
    -2.615859584                    -7.845673838
    -3.855170155                    -10.19118575
    -3.468187215                    -9.468224792
    -1.135978618                    -5.093729414
     0.827856303                    -1.323293096
     1.721957401                     0.426758036
     0.463046457                    -2.059005079
      -0.4744546                    -3.886936632
    -1.314997594                    -5.510382385
     -0.77012809                    -4.466971334
    -0.221466282                     -3.41052889
     1.691787102                     0.293677328
     1.580037997                     0.073251883
     1.810451997                     0.527244198
     0.934841386                    -1.201904824
    -0.789933184                    -4.578428525
     -0.67231965                    -4.352183979
    -0.697373071                    -4.400434476
    -0.094526683                    -3.239702791
      2.01577663                     0.848032725
      1.10048088                    -0.961604544
    -0.419969252                    -3.940481403
     1.249290804                    -0.719989982
     3.874887413                     4.429068457
     1.500930736                    -0.344175404
     2.578667619                     1.772115687
     3.292358699                     3.188274677
     4.975197806                     6.550561419
     6.041745816                     8.715668827
      5.87019148                     8.363908409
     7.912109863                     12.54393781
     8.896214349                     14.59662669
     8.575569446                     13.92176716
     6.894819631                     10.39474925
     5.583647773                      7.68654526
     7.441497639                     11.47625016
     6.404117747                     9.323576884
      6.43607516                      9.38924537
     7.551205919                     11.68138762
     9.848069473                     16.45152305
      11.5734531                     20.10973119
     12.21073835                     21.48181672
     14.13279609                     25.64354079
      16.2407147                      30.2845619
      12.9289005                       22.860687
     12.15495357                     21.17666013
     11.30968655                      19.3501401
     12.93803595                      22.8420865
     13.39367316                     23.83327472
     14.35987797                     25.94359186
     15.26962224                     27.94737959
     15.88450498                     29.31239901
     16.41800248                     30.50302999
     17.19490638                     32.24482783
     15.70782021                     28.88871859

                               [GRAPHIC OMITTED]


                                   FLAT MARKET
                               ONE YEAR SIMULATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

1x Index Performance             2x Fund Performance
               0                               0
        -0.84442                        -1.68884
     0.258090894                     0.497403576
    -1.460834074                    -2.948652393
     1.929110312                     3.728868528
     0.888312166                     1.610517575
     1.021676426                     1.879155462
     0.996567489                     1.828511333
    -0.436371811                    -1.060974504
     1.264473649                     2.319376241
     2.378990446                     4.571630351
      1.03997563                     1.836245644
     2.322375001                     4.421256903
     2.914647604                     5.630100026
     2.107138113                     3.972467992
     2.779534039                     5.341826985
     2.544970587                      4.86100475
      3.16543944                     6.129969713
     2.888182322                     5.559521125
     1.930097857                     3.593601716
     1.812246278                     3.354051871
     1.369902611                     2.455967173
     0.959090944                     1.625541068
     3.009771999                     5.753977048
     2.240206594                     4.173843425
     2.052984328                      3.79231714
     1.861961552                     3.403760222
     0.581862281                     0.804810113
     0.560612351                     0.762216048
     2.916747499                     5.483933492
     0.756113302                     1.054874093
    -0.133099701                    -0.728825279
     -1.55330689                     -3.55229603
    -2.803087659                    -6.001103234
    -3.289830357                    -6.942558585
    -2.837497551                    -6.072062055
    -3.363331298                    -7.088719269
    -4.186443787                    -8.671481519
    -4.987627163                     -10.1988414
    -3.812989198                    -7.978417949
    -3.644152138                    -7.655366983
    -2.559281647                    -5.575950536
    -3.284659586                    -6.981792439
    -2.732734153                    -5.920138429
    -3.265379428                    -6.950519889
    -3.186586177                    -6.798936703
    -2.461773192                    -5.403399902
    -2.523575363                    -5.523276497
    -2.036622136                    -4.579340657
    -1.966433335                    -4.442606669
    -3.535166469                    -7.500825485
    -3.103032954                    -6.672088381
    -3.400651989                    -7.245401742
    -3.862493471                    -8.132321211
    -4.759177608                    -9.846039265
    -5.453530824                    -11.16057417
    -6.833720181                    -13.75433004
    -6.350932519                    -12.86047992
    -5.557228578                    -11.38341277
    -5.972918436                    -12.16350459
    -4.584702604                    -9.569868551
    -5.227849416                    -10.78895715
    -6.062640427                    -12.36057025
    -6.686074501                    -13.52384346
    -7.087399032                    -14.26767677
    -4.091989689                     -8.73982803
    -2.690006395                    -6.071745643
    -3.839723969                    -8.291270293
    -4.303803077                    -9.176461294
     -3.50205077                    -7.654603915
    -1.092689974                    -3.043244216
     0.955680417                     0.972704609
    -1.406985372                    -3.753423803
      0.15571391                    -0.702407338
    -1.270503456                    -3.530402777
    -0.092759292                    -1.228831126
     2.153754923                      3.21310588
    -0.429304924                     -2.00658731
     0.320890564                    -0.529963772
     3.616833102                     6.006013369
     3.011596819                     4.767629919
     4.037942562                     6.855313527
     3.763386432                     6.291331183
     2.308001174                      3.30964676
     0.608972198                    -0.121679847
     1.504593269                     1.656553765
     5.796511986                     10.25324189
     7.101723554                     12.97363038
     8.222328888                     15.33771657
     7.700740552                     14.22595325
      8.70260515                     16.35108142
     7.350018635                     13.45556841
     9.100145988                     17.15490067
     9.143715132                     17.24847229
     10.63560057                     20.45381103
     11.01391901                     21.27759464
     12.11338976                     23.67983698
      11.7005322                     22.76893498
     11.87481855                     23.15204772
     11.90408724                      23.2164858
     12.13168896                     23.71770582
     12.88244426                     25.37436013
     13.88102493                     27.59253346
     14.46841187                     28.90875252
     13.27977188                     26.23157554
     12.62762024                     24.77814518
     11.56369468                     22.42073664
     10.71641305                     20.56126359
      9.82013047                     18.60930439
     9.735989581                     18.42755461
     8.937682204                     16.70448106
     8.190249873                     15.10303883
     9.692471492                     18.29945022
     9.360629827                     17.58369123
     9.704208118                     18.32251659
     10.52413737                     20.09120157
     10.16217082                      19.3046042
     11.03798211                     21.20159513
     10.83504909                     20.75857906
     11.84101017                     22.95063709
     10.75039256                     20.55273082
      10.7533198                     20.55910347
      11.2269896                     21.59031782
       12.659482                     24.72224123
     11.40332877                     21.94093525
      10.5996763                     20.18159582
     9.420241351                     17.61836275
     9.010593852                     16.73768349
     9.722171404                      18.2617173
     10.94491528                     20.89753446
     11.32814121                     21.73274298
     12.05855401                     23.33009569
     13.10611099                     25.63594916
     12.16820119                     23.55232719
      13.0076007                     25.40151016
     10.31338649                     19.42211536
     12.28325264                     23.68715678
     9.106647137                     16.68869008
     9.255512246                     17.00711018
     8.830289793                     16.09632683
     8.373561716                     15.12188392
     7.552209329                     13.37688943
     7.216259248                     12.66860133
     4.751786313                     7.489000386
     3.287984851                     4.484897803
     2.512292084                     2.915534638
     2.632159708                     3.156212907
     0.602608749                    -0.923615313
     0.038308596                    -2.035093827
     0.309912604                    -1.503144386
     0.030860458                    -2.051161192
    -0.261739812                    -2.624181489
     0.369074763                     -1.39243581
     1.184864565                     0.210509032
     2.838528807                      3.48598973
     4.285878261                     6.398913369
     6.253127069                     10.41313157
     6.285748904                     10.48092965
     8.330048998                     14.73091005
     7.061395795                     12.04368268
     6.736239629                     11.36310694
      5.67343487                     9.145355212
     6.514658816                     10.88308024
     8.128568927                      14.2432811
     6.448467223                      10.6930569
     3.239684627                     4.019593887
     4.866122618                     7.297043251
     6.139407079                     9.902644649
     5.335528438                     8.237883349
     4.742858087                     7.019882448
     3.592257791                     4.668655631
     3.056312886                     3.585628117
     2.775463822                      3.02104501
     4.176704496                     5.830222865
     3.701606635                     4.864945402
     4.881730918                     7.251671559
     6.052211036                     9.645528869
     7.722215203                     13.09870515
      9.88753945                      17.6454993
     9.258433287                     16.29845833
     8.739739801                     15.19422773
     9.443220674                      16.6847028
     9.265594326                     16.30594426
     9.356017069                     16.49844223
     9.059454486                     15.86657798
     8.703571674                     15.11038634
     11.15711999                      20.3066994
     12.85126566                     23.97388821
     11.36501449                       20.708416
     12.16527235                     22.44321321
     10.63870299                     19.11030895
     8.799998384                      15.1513205
      9.71611613                      17.0905148
     8.646285253                     14.80703899
      7.44226712                     12.26245578
     4.890620718                     6.930213657
     6.339999316                     9.885337042
     6.492437705                      10.2003783
     7.140337696                     11.54129651
     6.521045116                      10.2518345
     6.415286761                     10.03290964
     6.914236116                     11.06473225
     5.307849719                     7.727237043
     1.722959898                     0.392735836
     0.803547098                    -1.422043571
     1.547658722                     0.033321946
     3.800696626                     4.472200574
      2.55571107                     1.966121427
      1.99561331                     0.852365876
     2.041617411                     0.943342778
     3.727957181                     4.279722143
      1.55931678                    -0.080630158
     1.117543908                    -0.949908692
     0.170901685                    -2.804482982
    -2.084446166                    -7.181197113
    -2.684923092                    -8.319638294
    -2.767314901                    -8.474880651
    -2.698570421                    -8.345462301
    -2.047312492                    -7.118537998
    -3.785874743                    -10.41564414
    -5.035215159                    -12.74214986
    -5.470115888                    -13.54136196
    -6.693427118                    -15.77908443
    -4.729323759                    -12.23338388
    -3.416493841                    -9.814535943
    -3.250766202                    -9.505037467
    -4.167049171                    -11.21913875
    -4.438457671                    -11.72201131
    -4.035962011                    -10.97837518
    -3.593308693                    -10.15711509
    -2.299338082                    -7.745372684
    -1.834966836                    -6.868400196
    -1.614429272                    -6.449941292
    -1.798853025                    -6.800660462
    -2.040103782                    -7.258586097
    -2.666645483                    -8.444915715
    -3.181791995                    -9.414044594
    -4.110820792                    -11.15249778
    -4.139737132                    -11.20608349
    -5.661998107                    -14.02617828
    -3.934480616                    -10.87747303
    -4.080538632                    -11.14847681
    -5.137187418                    -13.10605357
    -6.907896678                    -16.34997838
    -6.704536978                    -15.98451143
    -5.761972915                    -14.28689447
      -3.8730659                    -10.85082749
    -2.869212328                    -8.988857877
    -3.304173708                    -9.803971868
    -2.857477669                    -8.970632725
     -1.77686425                    -6.945411362
    -1.897275992                    -7.173562603
    -0.189503773                    -3.941717358

                                 DOWNWARD MARKET
                               ONE YEAR SIMULATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

1x Index Performance            2x Fund Performance
               0                               0
          1.0876                          2.1752
     0.833779145                     1.662096581
    -1.693014526                    -3.433004376
    -2.544215391                    -5.105274352
     -4.12027034                    -8.174549359
    -5.432767959                    -10.68854655
    -5.262915753                    -10.36772194
    -5.788536044                    -11.36231755
    -5.385442875                    -10.60382718
    -5.092440514                    -10.05014304
    -3.785088882                    -7.572024482
    -4.448856311                    -8.847308717
    -3.609210191                    -7.245318398
    -3.446782071                     -6.93271657
    -2.204142156                    -4.537164695
    -3.708144654                    -7.473410583
    -4.859217493                    -9.685536283
    -3.545894131                    -7.192134569
    -3.052155209                    -6.241986204
    -2.894886415                    -5.937797704
    -2.698840901                    -5.557993344
    -2.072669022                    -4.342449164
    -1.737169986                    -3.687003626
    -1.666384391                     -3.54824164
    -1.752535455                     -3.71724634
     -0.51894029                     -1.29939383
    -0.771005399                    -1.799569022
    -0.806391451                    -1.869607533
    -1.164480378                    -2.578108967
    -0.223892388                    -0.723839146
    -0.487241447                    -1.247898144
     0.553562495                     0.817798323
    -0.661627308                    -1.618967863
     -1.32821759                    -2.939300342
    -3.057045889                     -6.34050138
    -2.702816335                    -5.656037764
    -3.051947819                    -6.333106643
    -2.444471324                    -5.159273136
    -3.657769434                    -7.518341376
     -3.25165803                    -6.738665505
    -2.183556335                    -4.679455239
    -3.170132985                    -6.602261268
     -3.54246319                    -7.320527238
    -1.435637671                     -3.27191715
     0.798225037                      1.11257339
     1.416974941                     2.353932453
     1.250002034                     2.016901425
     1.020529029                     1.554479214
      0.29883837                     0.103468815
     3.155549884                     5.805762812
     3.585553794                     6.687865457
     6.005105159                     11.67189578
     7.058594495                     13.89150871
     6.994352915                     13.75482524
     9.037731067                     18.09980454
     5.772160059                     11.02586245
     4.870674516                     9.133337803
     5.625260967                     10.70385384
      4.31508523                     7.957512635
     4.235268543                     7.792305253
     5.092134568                     9.564518544
     6.542616209                     12.58893751
     5.239813098                     9.835462458
     1.377406718                     1.773319843
     2.384084366                     3.794537975
     2.860221551                     4.759930972
      4.58714181                     8.277559935
     5.685934322                     10.55268802
     5.982277682                      11.1726675
     4.619875502                     8.314418217
     5.141468354                     9.394442944
     5.974420094                     11.12773226
     6.208867304                     11.61942802
     6.794619828                     12.85061263
     8.680719609                     16.83672197
     9.008120277                     17.54066322
     10.83836662                      21.4876787
      9.21558209                     17.93027649
     9.513500355                      18.5736569
     9.385971884                     18.29749886
     9.676872938                     18.92669959
      10.3996874                     20.49424864
     9.760418011                     19.09880474
     11.60252711                     23.09647522
     8.968930672                     17.28681398
     9.141820777                      17.6589885
     9.580920151                     18.60571978
     8.246443705                     15.71695887
     8.270135604                     15.76761281
     8.023669468                     15.24054602
     8.750755182                     16.79186816
     9.046546361                     17.42719256
     7.278138519                       13.618559
     4.007979022                     6.691689931
     6.609322586                     12.02862165
     4.638862476                     7.887371617
     5.091467412                     8.820683692
     5.807497616                     10.30356138
     3.421009507                      5.32776773
     2.948540967                     4.365408982
     3.935055656                     6.365592918
     3.332419416                     5.132134956
     4.622111343                     7.756443309
     5.813757191                     10.21113509
     5.450064727                     9.453521703
      7.39488027                      13.4908243
     7.860028976                     14.47392722
     9.423783676                     17.79321321
     9.248399235                     17.41561529
     8.808390383                     16.46980903
     8.359338155                     15.50846722
     6.451455289                     11.44095206
     5.339463387                     9.112727687
     6.138463216                     10.76796777
     7.119214458                     12.81502627
     5.735127088                     9.899660363
     6.676000543                     11.85552264
     5.327722572                     9.028038737
      2.69537213                     3.578381249
      3.41322305                     5.026427734
     0.341540086                    -1.212772232
    -0.742549913                    -3.347366649
     0.137992704                    -1.632497637
    -0.815220849                    -3.505218147
    -1.229297465                    -4.310910978
    -1.792408994                    -5.401996246
    -0.243871699                      -2.4187536
     0.602509172                     -0.76289743
     -0.17056075                    -2.288052612
     2.801860804                     3.530693855
      5.05126832                      8.06140408
     2.595589872                     3.009317316
     3.143809406                      4.11017789
     2.080499875                     1.963634243
     0.349929161                     -1.49354474
     0.349465404                    -1.494455215
     0.319620469                    -1.553048284
     0.609423789                    -0.984261175
    -0.792065485                    -3.742839659
     0.627203226                    -0.988729787
     1.635689057                     0.995852113
     1.517212334                     0.760390383
     0.150892174                    -1.951877805
     1.180643647                      0.06438378
     0.919142273                     -0.45284902
     0.926982278                     -0.43738218
     2.106818701                     1.890391825
     3.547443806                     4.765534901
     3.965589093                     5.611663267
     4.435149677                     6.565653421
      3.18861173                     4.021718143
     4.732210173                     7.133839906
     4.494583261                     6.647687968
     2.264459865                     2.095538054
     1.931599275                     1.430916521
     2.770628848                     3.100733127
     3.277986888                     4.118708526
     3.694744549                     4.959008975
     4.471874442                     6.532218568
     6.082099443                     9.816180738
     5.836816413                     9.308346792
     3.534759819                      4.55321509
     4.354506633                     6.208836161
     4.600418028                     6.709398406
     4.876416691                     7.272525243
     6.611911635                     10.82281674
     8.647666087                     15.05514011
     8.316670973                     14.35410914
     7.605247078                     12.85195356
     6.729232761                     11.01449806
     6.112167029                     9.730815212
      7.75160001                      13.1214974
     7.831815688                       13.289924
     7.389586629                     12.36069738
     7.504074667                     12.60027286
     5.917529533                      9.27676321
     6.860862827                     11.22326648
     7.614370829                     12.79180372
     8.862374687                     15.40789682
     9.287710871                      16.3097172
      9.88231252                     17.57532976
     8.993968964                     15.67425425
     6.289065637                     9.932878317
     5.872083003                     9.070322967
     6.044442754                     9.425455939
     7.869891792                     13.19275554
     7.105892496                     11.58935752
     5.271704087                      7.76742202
     5.662441071                     8.567422701
      4.44087759                     6.057126753
     4.648652272                     6.479106849
     2.829021506                     2.776189429
      2.09201506                     1.302933864
     3.542232134                     4.180950216
     3.672892077                     4.443882098
     5.314863342                     7.752246507
     7.351652799                      11.9201034
     8.319556771                     13.93829147
     7.407917717                     12.02043658
     6.680540558                     10.50320938
     7.538998867                     12.28164803
     5.853755216                     8.762516619
     3.592083882                     4.114876759
     0.101859392                    -2.900800097
     2.513913796                     1.778604545
     4.225076045                     5.176381479
     5.623880791                     7.999525911
     3.426059079                     3.505017641
     3.368751734                      3.39031545
     3.307658734                     3.268103962
     3.142397473                      2.93770799
     3.346433763                     3.344970738
     0.282832081                    -2.782145887
     0.407563868                    -2.540306753
    -0.192752875                    -3.705690781
    -0.706939851                    -4.697868826
     0.129991424                    -3.091284559
     1.511585045                    -0.416991648
    -0.839524776                     -5.02987576
    -0.237769432                    -3.877223363
     2.080704806                     0.590563296
     0.829501608                    -1.875313773
    -0.488743296                    -4.441078069
    -3.683850727                     -10.5774898
    -3.640704944                    -10.49737438
    -4.601079495                    -12.28144812
    -3.392947565                    -10.05971264
    -3.333047329                    -9.948179487
    -3.644256916                    -10.52800515
    -3.260741787                    -9.815772281
    -4.050453374                    -11.28817409
    -3.386146688                    -10.05978144
    -4.310229211                    -11.78028386
    -4.834245533                    -12.74650148
    -5.988130306                    -14.86239882
    -7.497396862                    -17.59599691
    -8.280116889                    -18.99053634
     -8.35777428                    -19.12771452
    -10.16596704                    -22.31909665
    -11.09485094                    -23.92553774
    -12.21221085                    -25.83774542
    -12.43714072                    -26.21778248
    -14.21396626                    -29.21215999
    -12.62572363                    -26.59102785
    -13.51204829                    -28.08034908
    -13.80646193                    -28.56999245
    -12.19834909                    -25.90465314
    -12.84604431                    -26.99782625
    -13.27799674                      -27.721453
    -13.78505163                    -28.56666387
     -15.5676319                    -31.52057519
    -15.81726464                    -31.92550772

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

                                 PROSPECTUS 55


INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

A-Class Shares and C-Class Shares are offered primarily through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. For more information on opening an account, call Rydex Client Services at 800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

--------------------------------------------------------------------------------
MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

The minimum initial investment amounts and minimum account balance requirements for A-Class Shares or C-Class Shares are:

     o    $1,000 for retirement accounts

     o    $2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.


There are no minimum amounts for subsequent investments in the Funds except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures."


Rydex reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

Purchases of C-Class Shares of a Fund requested in an amount of $1,000,000 or more will be automatically made in A-Class Shares of that Fund.
--------------------------------------------------------------------------------

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

      o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

      o Attach a copy of the trust document when establishing a trust account.

      o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

      o You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

      o     BE SURE TO SIGN THE APPLICATION.

      o If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION
--------------------------------------------------------------------------------


This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the NYSE closes early - or as otherwise permitted by the U.S. Securities and Exchange Commission - the Funds reserve the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The NYSE holiday schedule is included in the SAI and Rydex will post advance notice of early closings at www.rydexinvestments.com.


TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer, subject to any applicable front end sales charge. The following transaction cut-off times have been established in order to allow the

                                 PROSPECTUS 57


transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

--------------------------------------------------------------------------------
METHOD                      CUT-OFF TIME
--------------------------------------------------------------------------------
By Mail                     Market Close
--------------------------------------------------------------------------------
By Phone                    Market Close
--------------------------------------------------------------------------------
By Internet                 Market Close
--------------------------------------------------------------------------------
By Financial Intermediary   Market Close*
--------------------------------------------------------------------------------


* EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE EARLIER CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.


EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.


--------------------------------------------------------------------------------

      CALCULATING NAV

      The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable redemption fee and sales charges. Each Fund calculates its NAV by:

      o Taking the current market value of its total assets

      o Subtracting any liabilities

      o Dividing that amount by the total number of shares owned by shareholders


      The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE - the Funds will calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI. For more information on these early closings, please call 800.820.0888 or visit the Rydex web site
      - www.rydex-investments.com.


In calculating NAV, the Funds generally value their investment portfolios based on the market price of the securities as of the time the Funds determine NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

The underlying funds in which the Funds invest have transaction cut-off times that are prior to the Funds' transaction cut-off times. Accordingly, on a daily basis, the Funds' purchase, sale or exchange of underlying fund shares may not occur until the close of normal trading on the NYSE the day after the initial purchase order is entered. The resulting delay may have a negative impact on the performance of the Funds.

More information about the valuation of the Funds' holdings can be found in the SAI.

--------------------------------------------------------------------------------

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

SALES CHARGES
--------------------------------------------------------------------------------

A-CLASS SHARES

A-Class Shares are sold at NAV, plus the applicable front-end sales charge. The sales charge is used to pay your financial intermediary a sales commission up to a total of 4.75% of the purchase price of your investment in connection with your initial purchase. However, in some cases, described below, your purchase

                                 PROSPECTUS 59


may not be subject to an initial sales charge, and the offering price will be the NAV. In other cases, you may be eligible for a reduced sales charge. The sales charge varies depending on the amount of your purchase. The current sales charge rates are as follows:

--------------------------------------------------------------------------------
                                     SALES CHARGE AS % OF   SALES CHARGE AS % OF
AMOUNT OF INVESTMENT                    OFFERING PRICE       NET AMOUNT INVESTED
--------------------------------------------------------------------------------
Less than $100,000                           4.75%                  4.99%
--------------------------------------------------------------------------------
$100,000 but less than $ 250,000             3.75%                  3.90%
--------------------------------------------------------------------------------
$250,000 but less than $ 500,000             2.75%                  2.83%
--------------------------------------------------------------------------------
$500,000 but less than $ 1,000,000           1.60%                  1.63%
--------------------------------------------------------------------------------
$1,000,000 or greater                           *                      *
--------------------------------------------------------------------------------


* FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NAV, WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1% CDSC BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER. THE CDSC IS USED TO REIMBURSE THE DISTRIBUTOR FOR PAYING YOUR FINANCIAL INTERMEDIARY A SALES COMMISSION UP TO A TOTAL OF 1.00% OF THE PURCHASE PRICE OF YOUR INVESTMENT IN CONNECTION WITH YOUR INITIAL PURCHASE. FOR MORE INFORMATION ABOUT WHETHER YOUR FINANCIAL INTERMEDIARY HAS ENTERED INTO SUCH AN ARRANGEMENT, CONTACT YOUR FINANCIAL INTERMEDIARY DIRECTLY.


HOW TO REDUCE YOUR SALES CHARGE

You may be eligible to purchase A-Class Shares for reduced sales charges. To qualify for these reductions, you or your financial intermediary must provide sufficient information, IN WRITING AND AT THE TIME OF PURCHASE, to verify that your purchase qualifies for such treatment. For additional information, including information on aggregating purchases among related accounts to receive reduced sales charges, see the SAI. Consistent with the policies described in this Prospectus, you and your "immediate family" (your spouse and your children under the age of 21) may combine your Fund holdings to reduce your sales charge.

      o RIGHTS OF ACCUMULATION. To qualify for the lower sales charge rates that apply to larger purchases of A-Class Shares, you may combine your new purchases of A-Class Shares with the shares of any other A-Class Shares or C-Class Shares of Rydex Funds that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other A-Class and C-Class Shares that you own. Additionally, you may combine simultaneous purchases of A-Class Shares of one Rydex Fund with A-Class Shares of any other Rydex Fund to reduce the sales charge rate that applies to the purchase of A-Class Shares of any Rydex Fund. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.

      o LETTERS OF INTENT. Under a Letter of Intent ("LOI"), you commit to purchase a specified dollar amount of A-Class Shares of Rydex Funds during a 13-month period. At your written request, A-Class Share purchases made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Funds to hold in escrow 4% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Funds' transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

SALES CHARGE WAIVERS

The sales charge on purchases of A-Class Shares is waived for certain types of investors, including:

      o REPURCHASE OF A-CLASS SHARES. If you have redeemed A-Class Shares of any Rydex Fund within the past 365 days, you may repurchase an equivalent amount of A-Class Shares of any Rydex Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 365 days of your redemption. Note that if you reacquire shares through separate installments (E.G., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 365 days of your redemption.

      o Directors and officers of any fund sponsored by the Advisor or any of its subsidiaries and their immediate families (E.G., spouse, children, mother or father).

      o Employees of the Advisor and their immediate families, or any full-time employee or registered representative of the Distributor or of broker-dealers having dealer agreements with the Distributor (a "Selling Broker") and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

                                 PROSPECTUS 61


      o Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the Funds' shares and their immediate families.

      o Participants in certain "wrap-fee" or asset allocation programs or other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor.

      o Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor.

      o Employer-sponsored retirement plans including, but not limited to, those that qualify under Sections 403(b), 401(a), 401(k) or 457 of the Internal Revenue Code of 1986, as amended, where at the time of purchase the Distributor has been notified in writing that such plan has at least $100 million in assets or 100 participating employees. Employer-sponsored retirement plans do not include IRAs, Roth IRAs, SEP or SARSEP plans, profit-sharing plans, single participant plans or plans covering self-employed individuals and their employees; such account types, however, may apply for sales charge reductions. Please see the SAI for more information.

The Funds do not waive sales charges for the reinvestment of proceeds from the sale of shares of a non-Rydex Fund where those shares were subject to a front-end sales charge (sometimes called an NAV Transfer).

SALES CHARGE EXCEPTIONS

You will not pay initial sales charges on the following:

      o Purchases of A-Class Shares of the Rydex U.S. Government Money Market Fund, which are offered in a separate prospectus.

      o     A-Class Shares purchased by reinvesting dividends and distributions.

      o When exchanging A-Class Shares of one Fund for A-Class Shares of another Rydex Fund, unless you are exchanging A-Class Shares of the Rydex U.S. Government Money Market Fund that have not previously been subject to a sales charge.

C-CLASS SHARES

C-Class Shares are sold at NAV, without any up-front sales charge, so that the full amount of your purchase is invested in the Funds. However, if you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your initial purchase price or current market value, whichever is lower. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your initial purchase. If your inter-mediary has entered into arrangements with the Distributor to forego receipt of that initial 1.00% sales commission, the Funds will waive any otherwise applicable CDSC when you redeem your C-Class Shares. For more information about whether your broker-dealer has entered into such an arrangement, contact your intermediary directly.

WAIVER OF CDSC

The CDSC will be waived for the redemption of C-Class Shares:

      o purchased through a financial intermediary that has entered into arrangements with the Distributor to forego receipt of an initial sales commission;

      o     purchased by reinvesting dividends;

      o     following the death or disability of a shareholder;

      o on the first 10% of shares that are sold within 12 months of purchase; or

      o resulting from a Fund exercising its right to redeem accounts that maintain a balance below the current applicable minimum investment.

The policy of waiving the CDSC for certain redemptions may be modified or discontinued, with respect to new shareholders, at any time.

BUYING FUND SHARES
--------------------------------------------------------------------------------

The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times, and will be processed at the NAV next determined after your purchase order is received in good order. The Funds charge a 1.00% redemption fee on redemptions of shares made within thirty (30) days of the date of purchase. See "Frequent Purchases and Redemptions of Fund Shares" below for more information.

PURCHASE PROCEDURES


The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the

                                 PROSPECTUS 63


best interests of the Funds. Any payment instrument refused will generally be returned to you within twenty-four (24) hours of Rydex's refusal to accept such instrument, but in no event later than seventy-two (72) hours after such refusal.

Retirement contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.

You may buy shares and send your purchase proceeds by any of the following methods:


---------------------------------------------------------------------------------------------
                           INITIAL PURCHASE                    SUBSEQUENT PURCHASES
                    -------------------------------------------------------------------------
                    Complete the account              Complete the Rydex investment slip
                    application that corresponds to   included with your quarterly statement
                    the type of account you are       or send written purchase instructions
                    opening.                          that include:
BY MAIL             o    MAKE SURE TO DESIGNATE THE   o    YOUR NAME
                         RYDEX FUND(S) YOU WANT TO    o    YOUR SHAREHOLDER ACCOUNT NUMBER
IRA AND OTHER            PURCHASE.                    o    THE RYDEX FUND(S) YOU WANT TO
RETIREMENT          o    MAKE SURE YOUR INVESTMENT         PURCHASE.
ACCOUNTS                 MEETS THE ACCOUNT MINIMUM.
REQUIRE             -------------------------------------------------------------------------
ADDITIONAL                        Make your check payable to RYDEX INVESTMENTS.
PAPERWORK.          -------------------------------------------------------------------------
                       Your check must be drawn on a U.S. bank and payable in U.S. Dollars.
                    -------------------------------------------------------------------------
CALL RYDEX              Include the name of the Rydex Fund(s) you want to purchase on your
CLIENT                                               check.
SERVICES TO
REQUEST A                      IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO
RETIREMENT                     PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE
ACCOUNT                             RYDEX U.S. GOVERNMENT MONEY MARKET FUND,
INVESTOR                           WHICH IS OFFERED IN A SEPARATE PROSPECTUS.
APPLICATION         -------------------------------------------------------------------------
KIT.                Mail your application and check        Mail your written purchase
                                  to:                      instructions and check to:
                    -------------------------------------------------------------------------
                    MAILING ADDRESS:
                    Rydex Investments
                    Attn: Ops. Dept.
                    9601 Blackwell Road, Suite 500
                    Rockville, MD 20850
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                           INITIAL PURCHASE                     SUBSEQUENT PURCHASES
                    -------------------------------------------------------------------------
                    Submit new account paperwork,     Be sure to designate in your wire
                    and then call Rydex to obtain     instructions the Rydex Fund(s) you want
                    your account number.              to purchase.
BY WIRE             o    MAKE SURE TO DESIGNATE THE
                         RYDEX FUND(S) YOU WANT TO
RYDEX CLIENT             PURCHASE.
SERVICES            o    MAKE SURE YOUR INVESTMENT
PHONE                    MEETS THE ACCOUNT MINIMUM.
NUMBER:             -------------------------------------------------------------------------
800.820.0888        To obtain "same-day credit" (to get that Business Day's NAV) for your
OR                  purchase order, YOU MUST CALL RYDEX CLIENT SERVICES AND PROVIDE THE
301.296.5406        FOLLOWING INFORMATION PRIOR TO THE TRANSACTION CUT-OFF TIME FOR THE RYDEX
                    FUND(S) YOU ARE PURCHASING:
                    o    Account Number
                    o    Fund Name
                    o    Amount of Wire
                    o    Fed Wire Reference Number (upon request)

                    You will receive a confirmation number to verify that your purchase order has been accepted.

                      IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING WIRE, YOUR
                    PURCHASE ORDER WILL NOT BE PROCESSED UNTIL THE BUSINESS DAY FOLLOWING THE
                                              RECEIPT OF THE WIRE.
                    -------------------------------------------------------------------------
                    WIRE INSTRUCTIONS:
                    U.S. Bank
                    Cincinnati, OH
                    Routing Number: 0420-00013
                    For Account of: Rydex Investments
                    Account Number: 48038-9030
                    [Your Name]
                    [Your shareholder account number]

                       IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR
                      INVESTMENT WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET
                                FUND, WHICH IS OFFERED IN A SEPARATE PROSPECTUS.
---------------------------------------------------------------------------------------------

                                 PROSPECTUS 65


---------------------------------------------------------------------------------------------
                           INITIAL PURCHASE                     SUBSEQUENT PURCHASES
                    -------------------------------------------------------------------------
                    Submit new account paper-work,    SUBSEQUENT PURCHASES MADE VIA ACH MUST
                    and then call Rydex to obtain     BE A MINIMUM OF $50. To make a
BY ACH              your account number. Be sure to   subsequent purchase send written
(FAX)               complete the "Electronic          purchase instructions that include:
RYDEX FAX           Investing via ("ACH")" section.   o    YOUR NAME
NUMBER:             Then, fax it to Rydex (ONLY       o    YOUR SHAREHOLDER ACCOUNT NUMBER
301.296.5103        Individual, Joint and UGMA/UTMA   o    THE RYDEX FUND(S) YOU WANT TO
                    accounts may be opened by fax).        PURCHASE
                                                      o    ACH BANK INFORMATION (IF NOT ON
                                                           RECORD).
                    o    MAKE SURE TO INCLUDE A
                         LETTER OF INSTRUCTION
                         REQUESTING THAT WE PROCESS
                         YOUR PURCHASE BY ACH.
                    o    MAKE SURE TO DESIGNATE THE
                         RYDEX FUND(S) YOU WANT TO
                         PURCHASE.
                    O    MAKE SURE YOUR INVESTMENT
                         MEETS THE ACCOUNT MINIMUM.
---------------------------------------------------------------------------------------------
BY ACH                             Follow the directions on the Rydex web site -
(INTERNET)                                   www.rydexinvestments.com
---------------------------------------------------------------------------------------------

CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

     o    if your bank does not honor your check for any reason

     o    if the transfer agent (Rydex) does not receive your wire transfer

     o    if the transfer agent (Rydex) does not receive your ACH transfer

     o    if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES
--------------------------------------------------------------------------------


The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the Funds' next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent or your financial intermediary. The Funds charge a 1.00% redemption fee on redemptions of shares made within thirty
(30) days of the date of purchase. See "Frequent Purchases and Redemptions of Fund Shares" for more information.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the U.S. Securities and Exchange Commission. The Funds reserve the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If a Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.


REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send redemption orders to Rydex by:

--------------------------------------------------------------------------------
                   Rydex Investments
                   Attn: Ops. Dept.
    MAIL           9601 Blackwell Road, Suite 500
                   Rockville, MD 20850
-------------------------------------------------------------------------------
                   301.296.5103
    FAX            If you send your redemption order by fax, you must call
                   Rydex Client Services at 800.820.0888 or 301.296.5406 to
                   verify that your fax was received and when it will be
                   processed.
-------------------------------------------------------------------------------
    TELEPHONE      800.820.0888 or 301.296.5406 (not available for retirement accounts)
-------------------------------------------------------------------------------

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

      o     your name

      o     your shareholder account number

      o     Fund name(s)

      o     dollar amount or number of shares you would like to sell

                                 PROSPECTUS 67


      o whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

      o signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. For investments made by check or ACH (not wire purchases), payment of redemption proceeds may be delayed until the transfer agent is reasonably satisfied that your purchase has cleared. It may take up to 15 days for your purchase to clear.

All redemptions will be mailed to your address of record, sent electronically, via ACH, or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be in writing and must include a signature guarantee and may not be faxed.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.
--------------------------------------------------------------------------------

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Funds may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES
--------------------------------------------------------------------------------


An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of A-Class Shares or C-Class Shares of any Rydex Fund for A-Class Shares or C-Class Shares of any other Rydex Fund on the basis of the respective NAVs of the shares involved. An exchange of A-Class Shares of the Rydex U.S. Government Money Market Fund, which are offered in a separate prospectus, that have not previously been subject to a sales charge will be treated as an initial purchase of the other Rydex Fund and applicable sales charges will apply. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent or your financial intermediary prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" for additional information. The exchange privilege may be modified or discontinued at any time.


EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send exchange requests to Rydex by:

                                 PROSPECTUS 69


--------------------------------------------------------------------------------
                   Rydex Investments
                   Attn: Ops. Dept.
    MAIL           9601 Blackwell Road, Suite 500
                   Rockville, MD 20850
--------------------------------------------------------------------------------
                   301.296.5101
    FAX            If you send your exchange request by fax, you must call Rydex
                   Client Services at 800.820.0888 to verify that your fax was received and when it will be processed.
--------------------------------------------------------------------------------
    TELEPHONE      800.820.0888 OR 301.296.5406
--------------------------------------------------------------------------------
    INTERNET       Follow the directions on the Rydex web site -
                   www.rydexinvestments.com
--------------------------------------------------------------------------------

Whether you transmit your exchange request by mail, fax, telephone or inter-net, you must include the following information in your exchange request:

      o     your name

      o     your shareholder account number

      o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

      o dollar amount, number of shares or percentage of Fund position involved in the exchange

      o signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS

On any Business Day, investors may make exchanges of A-Class Shares or C-Class Shares of any Fund for A-Class Shares or C-Class Shares of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES,

CERTAIN RYDEX FUNDS, INCLUDING THE FUNDS, DO NOT ALLOW UNLIMITED TRADING. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.

RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------
SHAREHOLDER IDENTIFICATION AND VERIFICATION


Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while they are in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.


Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, and to obtain the appropriate forms, please visit the Rydex web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5406. If you own

                                  PROSPECTUS 71


shares that are registered in your financial intermediary's name, and you want to transfer the registration to another financial intermediary or want the shares registered in your name, then you should contact your financial intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (E.G., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

EDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Funds' transfer agent for services associated with the following:


      o $15 for wire transfers of redemption proceeds under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver


      o     $50 on purchase checks returned for insufficient funds

      o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

      o $15 for standard overnight packages (fee may be higher for special delivery options)


      o     $25 for bounced drafts or ACH transactions


      o     $ 15 per year for low balance accounts

      o The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee (and any unpaid annual maintenance fee) will be deducted from the proceeds of your redemption. You may pay the annual maintenance fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted from your account.

ACCOUNT FEE WAIVERS


The following fees will be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged: the annual maintenance fee for retirement accounts; and the wire transfer charge of $15 for wire redemptions

                                  PROSPECTUS 73


less than $5,000. Additionally, the wire transfer charge of $15 for wire redemptions less than $5,000 will be waived for accounts that are held directly through the Funds' transfer agent that also have an adviser.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES


Unlike most other Rydex Funds, the Funds are not suitable for purchase by active investors. The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Funds.

REDEMPTION FEE POLICY. In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of same, the Board of Trustees has approved a 1.00% redemption fee to be imposed uniformly on all Fund shares redeemed within thirty (30) days of the date of purchase (including shares of the Funds that are acquired through an exchange) subject to the limitations discussed below. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Funds. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of the Funds have been held, the Funds assume that shares held by the investor the longest period of time will be sold first. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Funds request that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Funds. However, the Funds recognize that due to operational and system limitations, intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Funds'. Therefore, to the extent that financial intermediaries are unable to collect the redemption fee, the Funds may not be able to defray the expenses associated with short-term trades made by that financial intermediary's customers.

REDEMPTION FEE WAIVERS. The Funds reserve the right to waive the redemption fee in their discretion where either the Funds believe such waiver is in the best interests of the Funds, including, but not limited to, certain categories of redemptions that the Funds reasonably believe may not raise frequent trading or market timing concerns or where the financial intermediary's processing systems are unable to properly apply the redemption fee. These categories currently include (i) participants in certain group retirement plans or group annuity contracts whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic redemptions; (v) retirement loans and withdrawals; (vi) redemptions in accounts participating in certain approved asset allocation programs; and (vii) transactions by certain qualified fund of funds. A qualified fund of fund(s) is a mutual fund or other collective investment vehicle that either applies the Funds' frequent trading and/or redemption fee policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the Rydex Funds' Chief Compliance Officer. Qualified fund of funds include fund of fund(s) advised by the Advisor.

For purposes of applying the Funds' policies, the Advisor may consider the trading history of accounts under common ownership or control. In addition, the Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Advisor reasonably believes that the trading activity would be harmful or disruptive to the Funds. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above.

                                 PROSPECTUS 75


RIGHTS RESERVED BY THE FUNDS

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

A-CLASS SHARES


The Funds have adopted a Distribution Plan applicable to A-Class Shares, but generally do not pay distribution fees to the Distributor, which may not exceed 0.25% of the average daily net assets of a Fund. Instead, the Funds invest in underlying funds that have a distribution plan that allows the underlying funds to pay distribution fees to the Distributor and other firms that provide distribution services ("Service Providers"). The underlying funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940. If a Service Provider provides distribution or shareholder services, the Distributor generally will, in turn, pay the Service Provider for the services it provides at an annual rate not to exceed 0.25% of the average daily net assets of a Fund. Because the underlying funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.


C-CLASS SHARES


The Funds have adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to C-Class Shares that allows the Funds to pay annual distribution and service fees of 0.75% of the Funds' average daily net assets. The annual 0.50% distribution fee reimburses the Distributor for paying your intermediary a sales commission. The annual 0.25% service fee compensates your intermediary for providing ongoing services to you. The Distributor advances the first year's distribution and service fees, and retains the distribution and service fees on accounts with no authorized intermediary of record. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

                                 PROSPECTUS 77


TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

      o Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.


      o The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.


      o Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

      o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

      o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

      o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

      o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

      o Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

      o A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

      o If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

                                 PROSPECTUS 79


MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISOR


PADCO Advisors, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds do not pay the Advisor a management fee.


The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.


As part of its agreement with the Trust, the Advisor will pay all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, acquired fund fees and expenses, and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement is available in the Funds' September 30, 2007 Semi-Annual Report to Shareholders, which covers the period April 1, 2007 to September 30, 2007.


PORTFOLIO MANAGEMENT


Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of six investment professionals that are responsible for overseeing different functions within the Portfolio Department. Including Mr. Byrum, those members include Michael Dellapa as the Director of Alternative Investment Strategies, Ryan Harder as Senior Portfolio Manager, Douglas Holmes as the Director of Stock Selection and Asset Allocation, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 15 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following four individuals are jointly and primarily responsible for the management of the Funds.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa, Harder, and Holmes. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, and helped to create the Sector Funds, all of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

MICHAEL J. DELLAPA, CFA, CAIA, Director of Alternative Investment Strategies - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, including the Absolute Return Strategies Fund and the Hedged Equity Fund, which are offered in a separate prospectus. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became the Director of Alternative Investment Strategies. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as

                                 PROSPECTUS 81


well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund since its inception.

RYAN A. HARDER, CFA, Senior Portfolio Manager- Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Absolute Return Strategies, Hedged Equity, High Yield Strategy and Inverse High Yield Strategy Funds, all of which are offered in a separate prospectus. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed each Fund since March 2008.

DOUGLAS HOLMES, CFA, Director of Stock Selection and Asset Allocation - As the Director of Stock Selection and Asset Allocation, Mr. Holmes oversees the development and daily maintenance of the stock selection and asset allocation methodologies employed by the Rydex Funds. While Mr. Holmes is involved in the management of all of the Rydex Funds, he focuses on the management of the Alternative Investment, Essential Portfolio and Sector Funds, all of which except the Essential Portfolio Funds, are offered in a separate prospectus. Mr. Holmes first became associated with Rydex as a consultant in September 2004. In October 2005, Mr. Holmes accepted a permanent position as the Strategic Advisor and in September 2007 was named the Director of Stock Selection and Asset Allocation. Mr. Holmes has been a member of the ILT since its inception. Prior to his association with Rydex, Mr. Holmes was a 20-year veteran of State Street Global Advisors as the department head of the US Indexing Department, the US Active Department, and finally the Global Enhanced Department. He holds a BS degree in mathematics from Northeastern University. Mr. Holmes has co-managed each Fund since March 2008.


Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

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

                                 PROSPECTUS 83



FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years (or, if shorter, the period of operations of the Funds' A-Class Shares or C-Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information

                                           NET REALIZED  NET INCREASE
                                                AND        (DECREASE)
                                            UNREALIZED   IN NET ASSET
                    NET ASSET     NET          GAINS         VALUE     DISTRIBUTIONS  DISTRIBUTIONS
                      VALUE,   INVESTMENT    (LOSSES)      RESULTING      FROM NET       FROM NET
                    BEGINNING    INCOME         ON           FROM        INVESTMENT      REALIZED
YEAR ENDED          OF PERIOD    (LOSS)+    INVESTMENTS    OPERATIONS     INCOME***      GAINS***
---------------------------------------------------------------------------------------------------
ESSENTIAL PORTFOLIO CONSERVATIVE FUND A-CLASS
   MARCH 31, 2008     $10.70      $.26         $.12          $.38          $(.22)         $(.14)
   March 31, 2007*     10.00       .20          .56           .76           (.09)            --
ESSENTIAL PORTFOLIO CONSERVATIVE FUND C-CLASS
   MARCH 31, 2008      10.65       .17          .12           .29           (.22)          (.14)
   March 31, 2007*     10.00       .08          .63           .71           (.09)            --
ESSENTIAL PORTFOLIO MODERATE FUND A-CLASS
   MARCH 31, 2008      10.56       .17         (.24)         (.07)          (.12)          (.19)
   March 31, 2007*     10.00       .18          .79           .97           (.10)          (.32)
ESSENTIAL PORTFOLIO MODERATE FUND C-CLASS
   MARCH 31, 2008      10.50       .10         (.24)         (.14)          (.12)          (.19)
   March 31, 2007*     10.00       .11          .80           .91           (.10)          (.32)
ESSENTIAL PORTFOLIO AGGRESSIVE FUND A-CLASS
   MARCH 31, 2008      10.28       .11         (.48)         (.37)          (.06)          (.16)
   March 31, 2007*     10.00       .24          .77           1.01          (.10)          (.64)
ESSENTIAL PORTFOLIO AGGRESSIVE FUND C-CLASS
   MARCH 31, 2008      10.22       .06         (.50)         (.44)          (.06)          (.16)
   March 31, 2007*     10.00      (.03)         .98           .95           (.10)          (.64)

*    SINCE THE COMMENCEMENT OF OPERATIONS: JUNE 30, 2006.

**   ANNUALIZED

*** FOR FINANCIAL REPORTING PURPOSES, CERTAIN DISTRIBUTIONS FROM NET INVESTMENT INCOME FOR FEDERAL INCOME TAX PURPOSES HAVE BEEN RECLASSIFIED TO DISTRIBUTIONS FROM REALIZED GAINS.

provided below has been audited by Ernst & Young LLP, whose report, along with the financial statements and related notes, appear in the Funds' 2008 Annual Report. The 2008 Annual Report is available by telephoning the transfer agent at
800.820.0888 or 301.296.5100. The 2008 Annual Report is incorporated by reference in the SAI.

                                                                     RATIOS TO
                                                                AVERAGE NET ASSETS:
                                                              -----------------------
                               NET                                                                 NET
                            INCREASE                                                              ASSETS,
                           (DECREASE)  NET ASSET                              NET                 END OF
               REDEMPTION      IN        VALUE,      TOTAL                INVESTMENT  PORTFOLIO   PERIOD
    TOTAL         FEES      NET ASSET    END OF   INVESTMENT     TOTAL      INCOME     TURNOVER   (000'S
DISTRIBUTIONS   COLLECTED     VALUE      PERIOD    RETURN+++  EXPENSES++    (LOSS)       RATE    OMITTED)
---------------------------------------------------------------------------------------------------------
    $(.36)     $.02           $ .04      $10.74       3.70%      0.01%       2.39%       119%    $ 4,431
     (.09)      .03             .70       10.70       7.94%      0.01%**     2.47%**     105%        782

     (.36)      .02            (.05)      10.60       2.86%      0.75%       1.53%       119%      5,074
     (.09)      .03             .65       10.65       7.44%      0.76%**     1.05%**     105%      2,804

     (.31)       --SECTION     (.38)      10.18      (0.75)%     0.01%       1.58%       125%     10,214
     (.42)      .01             .56       10.56       9.90%        --**      2.26%**      66%      9,719

     (.31)       --SECTION     (.45)      10.05      (1.43)%     0.76%       0.90%       125%     30,282
     (.42)      .01             .50       10.50       9.29%      0.75%**     1.34%**      66%     18,551

     (.22)       --SECTION     (.59)       9.69      (3.77)%     0.01%       1.01%       120%      8,596
     (.74)      .01             .28       10.28      10.37%        --**      3.11%**      92%     13,854

     (.22)       --SECTION     (.66)       9.56      (4.48)%     0.76%       0.60%       120%      6,178
     (.74)      .01             .22       10.22       9.76%      0.75%**    (0.34)%**     92%      6,537

+       CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++      DOES NOT INCLUDE EXPENSES OF THE UNDERLYING FUNDS IN WHICH THE FUNDS
        INVEST.

+++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

SECTION LESS THAN $.01 PER SHARE.

                                 PROSPECTUS 85



ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED AUGUST 1, 2008. THE SAI HAS BEEN FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE U.S. SECURITIES AND EXCHANGE COMMISSION MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE U.S. SECURITIES AND EXCHANGE COMMISSION PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE U.S. SECURITIES AND EXCHANGE COMMISSION BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO:
U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE U.S. SECURITIES AND EXCHANGE COMMISSION AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.


YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUNDS OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S U.S. SECURITIES AND EXCHANGE COMMISSION REGISTRATION NUMBER IS 811-07584.

--------------------------------------------------------------------------------

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

                                 PROSPECTUS 87


--------------------------------------------------------------------------------

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

                                       88


--------------------------------------------------------------------------------

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

(RYDEX INVESTMENTS LOGO)
ESSENTIAL FOR MODERN MARKETS(R)

9601 Blackwell Road o Suite 500 o Rockville, MD 20850
800.820.0888 o www.rydexinvestments.com

REPTAC-1-0808x0809

                                                              RYDEX SERIES FUNDS

                                        H-CLASS SHARES PROSPECTUS AUGUST 1, 2008

                                                     ALTERNATIVE INVESTMENT FUND
                                                   MANAGED FUTURES STRATEGY FUND

                                                         [RYDEXINVESTMENTS LOGO]

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

ALTERNATIVE INVESTMENT FUND..................................
    MANAGED FUTURES STRATEGY FUND............................     2
DESCRIPTIONS OF PRINCIPAL RISKS..............................     5
FUND PERFORMANCE.............................................    16
FUND FEES AND EXPENSES.......................................    16
MORE INFORMATION ABOUT THE FUND..............................    18
BENCHMARK AND INVESTMENT METHODOLOGY.........................    18
SHAREHOLDER INFORMATION......................................    20
TRANSACTION INFORMATION......................................    21
BUYING FUND SHARES...........................................    23
SELLING FUND SHARES..........................................    28
EXCHANGING FUND SHARES.......................................    30
RYDEX ACCOUNT POLICIES.......................................    32
DISTRIBUTION AND SHAREHOLDER SERVICES........................    37
DIVIDENDS AND DISTRIBUTIONS..................................    38
TAX INFORMATION..............................................    38
THE ADVISOR..................................................    41
FINANCIAL HIGHLIGHTS.........................................    46
BENCHMARK PUBLISHER INFORMATION..............................    48
ADDITIONAL INFORMATION.......................................    49

                                                                    PROSPECTUS 1

                               RYDEX SERIES FUNDS
                                H - CLASS SHARES

           9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 - 301.296.5100 - WWW.RYDEXINVESTMENTS.COM


Rydex Series Funds (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (funds). This Prospectus decribes the Managed Futures Strategy Fund (the "Fund"). The Fund is advised by PADCO Advisors, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor").


H-Class Shares of the Fund are sold principally to clients of professional money managers ("financial intermediaries") and to investors who take part in certain asset allocation investment programs. Investors may exchange shares of the Fund through their financial intermediary or directly through the Rydex web site - www.rydexinvestments.com - or over the phone. UNLIKE MOST OTHER RYDEX FUNDS, THE FUND IS INTENDED FOR LONG-TERM INVESTMENT PURPOSES ONLY, AND IS NOT SUITABLE FOR PURCHASE BY ACTIVE INVESTORS.

RISKS OF INVESTING IN THE FUND

The value of the Fund may fluctuate. In addition, Fund shares:

      -     MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

      -     ARE NOT FEDERALLY INSURED

      -     ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

      -     ARE NOT BANK DEPOSITS

      -     ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

2


MANAGED FUTURES STRATEGY FUND


H-CLASS (RYMFX)

FUND OBJECTIVE


The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets. The Fund's current benchmark is the Standard & Poor's Diversified Trends Indicator(R) (the "benchmark" or the "S&P DTI"). The Fund's investment objective is non-fundamental and may be changed without shareholder approval.


If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of any increase in the value of the benchmark. When the value of the benchmark declines, the value of the Fund's shares should also decrease on a daily basis by the amount of any decrease in the value of the benchmark.

PRINCIPAL INVESTMENT STRATEGY


The Managed Futures Strategy Fund will invest substantially all of its net assets in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the benchmark. The current components of the benchmark consist of approximately 14 sectors with a total of 24 futures contracts, allocated 50% to financial futures, e.g., interest rates and currencies, and 50% to physical commodities, e.g., energy and metals. The contracts are positioned either long or short (except for the energy sector contracts, which cannot have a short position) based on their prices relative to their moving averages. The Fund will seek to gain exposure to the benchmark by investing in commodity, currency, and financial-linked structured notes, exchange-traded funds and other investment companies that provide exposure to the managed commodities and financial futures markets, and in commodity, currency, and financial-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, and equity securities. The Fund also intends to enter into short sales and other similar transactions to track the Fund's benchmark. On certain occasions, the Fund may employ leveraging techniques to match the benchmark. On a day-to-day basis, the Fund may hold U.S. Government securities, short-term, high quality fixed-income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less to collateralize its derivative positions.

The Fund may also invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). It is expected that the Subsidiary will invest primarily in commodity futures, but it may also invest in financial futures, option and swap contracts, fixed income securities, pooled

                                                                    PROSPECTUS 3

investment vehicles, including those that are not registered pursuant to the Investment Company Act of 1940, and other investments intended to serve as margin or collateral for the Subsidiary's derivative positions. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of commodities markets within the limitations of the federal tax requirements that apply to the Fund. For more information about applicable federal tax requirements, please see "Tax Information." To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental and certain other investment restrictions and will follow the same compliance policies and procedures as the Fund. However, the Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivative instruments. To the extent the Subsidiary invests in such commodity-linked derivative instruments, it will comply with the same asset coverage requirements that are applicable to the Fund's transactions in derivatives under the Investment Company Act of 1940. Please refer to "Investment Policies, Techniques, and Risk Factors" in the Fund's Statement of Additional Information (the "SAI") for more information about the operation and management of the Subsidiary.

The S&P DTI is constructed using a rules-based strategy that targets particular risk and return characteristics of an asset class or segment of the market. The S&P DTI does not intend to passively represent the commodities markets. Instead, the S&P DTI follows a quantitative methodology to track the prices of a diversified portfolio of 24 futures contracts ("components"). The components are grouped into sectors that are designed to reflect and track (price) trends while maintaining low volatility. The exposure of the components is divided equally (50%/50%) between tangible commodities and financials in order to increase the internal non-correlation among the components, which generally helps to mitigate the risk, and to increase the liquidity of an investment in the components of the S&P DTI. Commodity sector weights are based on generally known world production levels. Weightings of the financial sectors are based on, but not directly proportional to, gross domestic product (GDP). Components of each sector are chosen based on fundamental characteristics and liquidity. The methodology of the S&P DTI is designed with a focus on capturing both up and down price trends. Systematic rules are employed to establish a "long" or "short" component position. Sectors are rebalanced monthly; components are rebalanced annually. To the extent the Fund's benchmark is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

4

PRINCIPAL RISKS

The Managed Futures Strategy Fund is subject to a number of risks that may affect the value of its shares including:


     -   Commodity-Linked Derivative Investment Risk

     -   Counterparty Credit Risk

     -   Currency Risk

     -   Derivatives Risk

     -   Early Closing Risk

     -   Energy Sector Concentration Risk

     -   Fixed Income Risk

     -   Foreign Issuer Exposure Risk

     -   Industry Concentration Risk

     -   Investment in Investment Companies Risk

     -   Investment Technique Risk

     -   Leveraging Risk

     -   Liquidity Risk

     -   Market Risk

     -   Non-Diversification Risk

     -   Portfolio Turnover Risk

     -   Precious Metals Sector Concentration Risk

     -   Short Sales Risk

     -   Tax Risk

     -   Tracking Error Risk

     -   Trading Halt Risk


Please see "Descriptions of Principal Risks" on page 5 for a discussion of each of the principal risks that apply to the Fund.

                                                                    PROSPECTUS 5

DESCRIPTIONS OF PRINCIPAL RISKS

COMMODITY-LINKED DERIVATIVE INVESTMENT RISK - The Fund's exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Because the value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable, the value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.


      INDEX-LINKED AND COMMODITY-LINKED "STRUCTURED" SECURITIES - The Fund invests in derivative instruments with principal and/or coupon payments linked to the value of commodities, commodity futures and options contracts, or the performance of commodity indices, such as the S&P DTI or S&P GSCI(TM) Commodity Index. These are "commodity-linked" or "index-linked" securities. They are sometimes referred to as "structured securities" because the terms of the instrument may be structured by the issuer of the security and the purchaser of the security, such as the Fund. These securities may be issued by banks, brokerage firms, insurance companies and other corporations.


      The value of these securities will rise or fall in response to changes in the underlying commodity or related index or investment. These securities expose the Fund economically to movements in commodity prices. In addition to commodity price risk, the securities also are subject to credit and interest rate risks that in general affect the values of debt securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

      STRUCTURED NOTE RISK - The Fund intends to invest in commodity, currency and financial-linked structured notes to a significant extent. Commodity-linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of "real assets" (I.E., assets that have tangible properties such as oil, gold and silver) that trade in the commodities markets without investing directly in physical commodities. The performance of these notes is determined by the price movement of the commodities underlying the note. Currency and financial-linked structured notes provide exposure to the investment returns of currencies and financial instruments. The fees associated with a structured note, which are embedded in the price of the structured note

6

      paid by the Fund, may lead to increased tracking error. In addition, a highly liquid secondary market may not exist for the structured notes, and there can be no assurance that one will develop. However, on April 10, 2006, Rydex received a private letter ruling from the IRS that concluded that commodity-linked structured notes will produce qualifying income for a regulated investment company under the Internal Revenue Code of 1986, as amended. Consequently, the Advisor, believes that other mutual funds may increase their investment in commodity-linked structured notes leading to the creation and maintenance of a more liquid secondary market.

COUNTERPARTY CREDIT RISK - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and structured notes. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements, structured notes and other similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, and may invest in commodity-linked structured notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.


CURRENCY RISK - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits.

                                                                    PROSPECTUS 7

In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

DERIVATIVES RISK - The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.


      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.


      The risks associated with the Fund's use of futures and options contracts include:

            - The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

            - There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

8

            - Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

            - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

            - Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.


EARLY CLOSING RISK - The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

ENERGY SECTOR CONCENTRATION RISK - The risk that the securities of, or financial instruments tied to the performance of, issuers in the energy sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the energy sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of investments in companies in the energy sector may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.


FIXED INCOME RISK - The Fund may invest in fixed income securities or related instruments. The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a

                                                                    PROSPECTUS 9

result of changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.


FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as structured notes, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

INDUSTRY CONCENTRATION RISK - The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

INVESTMENT IN INVESTMENT COMPANIES RISK - The Fund may purchase shares of investment companies, such as exchange-traded funds, unit investment trusts, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly or when such investments present a more cost efficient alternative to investing directly in securities. When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the

10

investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an exchange-traded fund are traded at market prices, which may vary from the net asset value of its underlying investments. In addition, the Fund may invest in investment companies, such as the Subsidiary, or other pooled investment vehicles that are not registered pursuant to the Investment Company Act of 1940 and therefore, are not subject to the regulatory scheme of the Investment Company Act of 1940.

      EXCHANGE-TRADED FUND ("ETF") RISK - ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an ETF are traded on an exchange (such as the NYSE, AMEX, or NASDAQ), large blocks of shares of ETFs are redeemable at net asset value. This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of ETFs being at or near the net asset value of the ETF's underlying investments. However, shares of ETFs may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the ETF's holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand. The difference between the bid price and ask price, commonly referred to as the "spread," will also vary for an ETF depending on the ETF's trading volume and market liquidity. Generally, the greater the trading volume and market liquidity, the smaller the spread is and vice versa. Any of these factors may lead to an ETF's shares trading at a premium or a discount to NAV. The Fund, from time to time, may invest in exchange-traded investment funds that are not registered pursuant to the Investment Company Act of 1940. Such exchange-traded investment funds may include commodity pools that are registered pursuant to the Securities Act of 1933 and the Commodity Exchange Act.


      INVESTMENT IN THE SUBSIDIARY RISK - The Subsidiary is not registered under the Investment Company Act of 1940 and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the Investment Company Act of 1940. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. However, the Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by the Advisor, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund or its shareholders. While the Subsidiary has its own board of directors that is responsible for overseeing the operations of the Subsidiary, the Fund's Board has oversight responsibility for the

                                                                  PROSPECTUS  11

      investment activities of the Fund, including its investment in the Subsidiary, and the Fund's role as the sole shareholder of the Subsidiary. Also, to the extent they are applicable to the investment activities of the Subsidiary, the Advisor will be subject to the same fundamental investment restrictions that apply to the management of the Fund in managing the Subsidiary's portfolio. It is not currently expected that shares of the Subsidiary will be sold or offered to investors other than the Fund.

      Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay a Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.


INVESTMENT TECHNIQUE RISK - The Fund may use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlation between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities underlying the Fund's derivative investments, including: 1) the risk that an instrument is temporarily mispriced; 2) credit or performance risk on the amount the Fund expects to receive from a counterparty; 3) the risk that security prices, interest rates and currency markets will move adversely and the Fund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; and 5) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust the Fund's position in a particular instrument when desired.

LEVERAGING RISK - The Fund achieves exposure to its underlying index, in part, through the use of leveraged derivative instruments. The more the Fund invests in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Leverage will cause the value of the Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities or other investments. The Fund will

12

engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund's investment income, resulting in greater losses. The value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark due to the fact that the Fund's investment strategies involve consistently applied leverage. Leverage will also have the effect of magnifying tracking error risk.


LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in the Fund's portfolio, the ability of the Fund to assign an accurate daily value to these investments may be difficult and the Advisor may be required to fair value the investments. For additional information about fair valuation, see "Calculating NAV."

MARKET RISK - The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities and commodities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities or commodities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of

                                                                  PROSPECTUS  13

the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and other financial instruments may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.


NON-DIVERSIFICATION RISK - To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.


PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.


PRECIOUS METALS SECTOR CONCENTRATION RISK - The risk that the relatively few securities of, or financial instruments tied to the performance of, issuers in the mining industry that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the precious metals sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry, as well as to the volatility of global prices for precious metals. The prices of precious metals and investments in companies in the precious metals sector may fluctuate widely due to changes in inflation or inflation expectations, currency fluctuations, speculation, worldwide demand and political developments in precious metals producing countries.


SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return

14

the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. Similarly, when the Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

TAX RISK - As noted under "Commodity-Linked Derivative Investment Risk," the Fund currently gains most of its exposure to the commodities markets by entering into commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from certain commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income after September 30, 2006. The Fund will therefore restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income.

                                                                  PROSPECTUS  15

The Fund has received a private letter ruling from the IRS that concludes that certain commodities-linked notes held by the Fund will produce qualifying income for purposes of the regulated investment company qualification tests. The Advisor believes it can continue to successfully operate the Fund in a manner consistent with the Fund's current investment objective by investing in these commodities-linked structured notes.

In addition, the Fund's investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The Fund has received a private letter ruling from the IRS that concludes that income from the Fund's investment in the Subsidiary will constitute qualifying income for purposes of Subchapter M. Please see "Tax Information" for more information.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match or correlate to that of the benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the benchmark, rounding of share prices, changes to the composition of the benchmark, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. The Fund, which seeks to track its benchmark on a daily basis, is subject to the effects of mathematical compounding which may prevent the Fund from correlating with the monthly, quarterly, annual or other performance of the benchmark. Tracking error risk may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial AverageSM, may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair value" method to price its outstanding contracts or securities.

16

FUND PERFORMANCE

The Managed Futures Strategy Fund commenced operations on March 2, 2007 and, therefore, does not have a performance history for a full calendar year.

FUND FEES AND EXPENSES


The table below describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) (1)
Redemption Fee on Shares Redeemed Within 90 Days of Purchase
(as a percentage of amount redeemed, if applicable) (2)                   1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees of the Fund and the Subsidiary (3)                        1.13%

Distribution or Shareholder Service (12b-1) Fees                          0.25%

Other Expenses

       Other Expenses of the Fund                                0.56%

       Other Expenses of the Subsidiary (4)                      0.01%

       Short Dividend Expenses (5)                               0.03%

    Total Other Expenses (6)                                              0.60%

Total Annual Fund Operating Expenses                                      1.98%

Less Management Fee Waiver (7)                                            0.23%
                                                                          -----

Net Total Annual Fund Operating Expenses                                  1.75%
                                                                          =====

1 THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH WAIVER.

2     FOR MORE INFORMATION, SEE "FREQUENT PURCHASES AND REDEMPTIONS OF FUND
      SHARES."

3 THE FUND MAY INVEST IN THE SUBSIDIARY. THE SUBSIDIARY HAS ENTERED INTO A SEPARATE ADVISORY AGREEMENT WITH THE ADVISOR FOR THE MANAGEMENT OF THE SUBSIDIARY'S PORTFOLIO PURSUANT TO WHICH THE SUBSIDIARY PAYS THE ADVISOR A MANAGEMENT FEE AT THE SAME RATE THAT THE FUND PAYS THE ADVISOR FOR SERVICES PROVIDED TO THE FUND. "MANAGEMENT FEES OF THE FUND AND SUBSIDIARY" REFLECTS AN ESTIMATE OF THE GROSS MANAGEMENT FEES TO BE PAID TO THE ADVISOR BY THE FUND AND THE SUBSIDIARY DURING THE FUND'S CURRENT FISCAL YEAR.

4 "OTHER EXPENSES OF THE SUBSIDIARY" ARE ESTIMATED TO BE 0.01% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR THE SUBSIDIARY'S FIRST FISCAL YEAR OF OPERATIONS. BECAUSE THE SUBSIDIARY IS NEW, "OTHER EXPENSES OF THE SUBSIDIARY" IS BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

5 "SHORT DIVIDEND EXPENSE" OCCURS BECAUSE THE FUND SHORT-SELLS AN EQUITY SECURITY TO GAIN THE INVERSE EXPOSURE NECESSARY TO MEET ITS INVESTMENT OBJECTIVE. THE FUND MUST PAY OUT THE DIVIDEND RATE OF THE EQUITY SECURITY TO THE PURCHASER AND RECORDS THIS AS AN EXPENSE. HOWEVER, ANY SUCH DIVIDEND ON A SECURITY SOLD SHORT GENERALLY REDUCES THE MARKET VALUE OF THE SHORTED SECURITY - THUS INCREASING THE FUND'S UNREALIZED GAIN OR REDUCING THE FUND'S UNREALIZED LOSS ON ITS SHORT SALE TRANSACTION. "SHORT DIVIDEND EXPENSE" IS NOT A FEE CHARGED TO THE SHAREHOLDER BY THE ADVISOR OR OTHER SERVICE PROVIDER. RATHER IT IS MORE SIMILAR TO THE TRANSACTION COSTS OR CAPITAL EXPENDITURES ASSOCIATED WITH THE DAY-TO-

                                                                   PROSPECTUS 17

      DAY MANAGEMENT OF ANY MUTUAL FUND. IF THESE COSTS HAD BEEN TREATED AS TRANSACTION COSTS OR CAPITAL ITEMS RATHER THAN AS EXPENSES, THE EXPENSE RATIO FOR THE FUND WOULD HAVE EQUALED 1.72%.

6 "TOTAL OTHER EXPENSES" INCLUDE TRANSFER AGENT FEES, CUSTODIAL FEES, AND ACCOUNTING AND LEGAL EXPENSES THAT THE FUND AND THE SUBSIDIARY PAY, AS INDICATED. "TOTAL OTHER EXPENSES" IS BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

7 THE SUBSIDIARY HAS ENTERED INTO A SEPARATE ADVISORY AGREEMENT WITH THE ADVISOR FOR THE MANAGEMENT OF THE SUBSIDIARY'S PORTFOLIO. THE ADVISOR HAS CONTRACTUALLY AGREED TO WAIVE THE MANAGEMENT FEE IT RECEIVES FROM THE
      FUND IN AN AMOUNT EQUAL TO THE MANAGEMENT FEE PAID TO THE ADVISOR BY THE SUBSIDIARY. THIS UNDERTAKING WILL CONTINUE IN EFFECT FOR SO LONG AS THE FUND INVESTS IN THE SUBSIDIARY, AND MAY NOT BE TERMINATED BY THE ADVISOR UNLESS THE ADVISOR FIRST OBTAINS THE PRIOR APPROVAL OF THE FUND'S BOARD OF TRUSTEES FOR SUCH TERMINATION.


EXAMPLE

The Example that follows is intended to help you compare the cost of investing in H-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example reflects your costs based on these assumptions.


MANAGED FUTURES STRATEGY     1 YEAR      3 YEARS      5 YEARS     10 YEARS
-----------------------      ------      -------      -------    ---------
H-Class Shares               $  178      $   551      $   949    $   2,062

18

MORE INFORMATION ABOUT THE FUND:

BENCHMARK AND INVESTMENT
METHODOLOGY

The Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The current benchmark used by the Fund is set forth below:

FUND                                     BENCHMARK
----                                     ---------
MANAGED FUTURES  STRATEGY FUND           S&P DIVERSIFIED TRENDS INDICATOR(R)


      UNDERSTANDING COMPOUNDING

      It is important to understand the effects of compounding when investing in any mutual fund. The following simple example provides an illustration:

      Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

      Because of the effect of compounding, the value of your investment declined even though the index went up 10% on day one and down 10% on day two.

      The example demonstrates that over time, the cumulative percentage increase or decrease in the net asset value of a fund may diverge significantly from the cumulative percentage increase or decrease in the return of the index underlying a fund's benchmark due to the compounding effect of losses and gains on the returns of the fund.


ADVISOR'S INVESTMENT METHODOLOGY

The Advisor develops and implements structured investment strategies designed to achieve the Fund's objective. The Advisor uses quantitative methods to construct a portfolio that correlates highly with the Fund's benchmark. Statistical techniques are then used to determine the optimal mix of assets for the Fund. The Advisor places particular emphasis on controlling risk relative to the Fund's benchmark in order to maintain consistency and predictability.

With respect to the Fund's exposure to the commodities markets, the Advisor will consider whether it is more advantageous for the Fund to invest directly in commodity-linked financial instruments, such as commodity-linked structured notes, or if the desired exposure can be achieved more efficiently by investing in the Subsidiary, which would, in turn, purchase and hold commodity-linked financial instruments, such as futures contracts, swaps or options. As a result, the level of the Fund's investment in the Subsidiary will vary based on the

                                                                   PROSPECTUS 19

Advisor's use of different commodity-linked financial instruments, with the increasing use of commodity-linked notes typically resulting in decreased investment in the Subsidiary and the increasing use of futures, swaps, or options on futures typically resulting in increased investment in the Subsidiary.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the SAI for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

20

INVESTING WITH RYDEX:

SHAREHOLDER INFORMATION

H-Class Shares are offered directly through Rydex Fund Services Inc. and also through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Fund. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. Certain account types may be opened online via the website. For more information on opening an account, call Rydex Client Services at 800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

      MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

      The minimum initial investment amounts for accounts held through a third party (E.G., a brokerage account) are:

      -     $1,000 for retirement accounts

      -     $2,500 for all other accounts

      Accounts held DIRECTLY at Rydex are subject to a minimum account balance of $25,000 FOR NON-MANAGED ACCOUNTS (INCLUDING RETIREMENT ACCOUNTS) and $15,000 FOR ACCOUNTS MANAGED BY FINANCIAL INTERMEDIARIES. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

      To open an IRA account with Rydex directly, you must transfer an existing IRA (or multiple IRAs) in order to meet the minimum investment amount requirements.

      There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures." Rydex reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

                                                                   PROSPECTUS 21

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

- You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

-     Attach a copy of the trust document when establishing a trust account.

- When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

- You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

-     BE SURE TO SIGN THE APPLICATION.

- If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION


This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Fund. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the NYSE closes early - or as otherwise permitted by the U.S. Securities and Exchange Commission - the Fund reserves the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The NYSE holiday schedule is included in the SAI and Rydex will post advance notice of early closings at www.rydexinvestments.com.


TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Fund's transfer agent, distributor, or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Fund's Advisor. Any application that is sent to the

22

transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

METHOD                                                CUT-OFF TIME
------                                                ------------
By Mail                                               Market Close
By Phone                                              Market Close
By Internet                                           Market Close
By Financial Intermediary                             Market Close*


* EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE EARLIER CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.


EARLY TRANSACTION CUT-OFF TIMES

On any day that the Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

      CALCULATING NAV

      The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable redemption fee. The Fund calculates its NAV by:

      -     Taking the current market value of its total assets

      -     Subtracting any liabilities

      - Dividing that amount by the total number of shares owned by shareholders


      The Fund calculates NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE - the Fund will calculate NAV as of the earlier closing time in accordance with the policies set forth in the Fund's SAI. These dates are listed in the SAI. For more information on these early closings, please call 800.820.0888 or visit the Rydex web site
      - www.rydex-investments.com.


      In calculating NAV, the Fund generally values its investment portfolio, except for its investments in commodity-linked structured securities, including structured notes, based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Fund thinks that they are unreliable, the Fund prices those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund's NAV calculation. The Fund may view market prices as

                                                                   PROSPECTUS 23

      unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Fund calculates NAV. The Fund will regularly value its investments in structured notes at fair value.

      The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

      The Fund may invest up to 25% of its total assets in shares of the Subsidiary. The Subsidiary offers to redeem all or a portion of its shares at the current NAV every Business Day. The value of the Subsidiary's shares will fluctuate with the value of the Subsidiary's portfolio investments. The Subsidiary prices its portfolio investments pursuant to the same pricing and valuation methodologies and procedures described above.

      More information about the valuation of the Fund's holdings can be found in the SAI.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Fund. Transaction orders received in good order by your financial intermediary will be processed at the Fund's next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

BUYING FUND SHARES

The Fund offers its shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Fund's transaction cut-off times and will be processed at the NAV next determined

24

after your purchase order is received in good order. The Fund charges a 1.00% redemption fee on redemptions of shares made within ninety (90) days of the date of purchase. See "Frequent Purchases and Redemptions of Fund Shares" for more information.

PURCHASE PROCEDURES


The Fund offers you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Fund does not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Fund. Any payment instrument refused will generally be returned to you within twenty-four (24) hours of Rydex's refusal to accept such instrument, but in no event later than seventy-two (72) hours after such refusal.

Retirement contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.


You may buy shares and send your purchase proceeds by any of the following methods:

                                                                   PROSPECTUS 25
BY MAIL

IRA AND OTHER RETIREMENT ACCOUNTS REQUIRE ADDITIONAL PAPERWORK.

CALL RYDEX CLIENT SERVICES TO REQUEST A RETIREMENT ACCOUNT INVESTOR APPLICATION KIT.



    INITIAL PURCHASE                               SUBSEQUENT PURCHASES
-------------------------------             -----------------------------------
complete the account                        Complete the Rydex investment
application that corresponds to             slip included with your quarterly
the type of account you are                 statement or send written purchase
opening.                                    instructions that include:

-  MAKE SURE TO DESIGNATE THE               - YOUR NAME
   RYDEX FUND(S) YOU WANT TO
   PURCHASE.                                - YOUR SHAREHOLDER ACCOUNT NUMBER

-  MAKE SURE YOUR INVESTMENT                - THE RYDEX FUND(S) YOU WANT TO
   MEETS THE ACCOUNT MINIMUM.                 PURCHASE.


                 Make your check payable to RYDEX INVESTMENTS.

      Your check must be drawn on a U.S. bank and payable in U.S. Dollars.

   Include the name of the Rydex Fund(s) you want to purchase on your check.

              IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO
               PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE
                    RYDEX U.S. GOVERNMENT MONEY MARKET FUND,
                   WHICH IS OFFERED IN A SEPARATE PROSPECTUS.

 Mail your application and                  Mail your written purchase
         check to:                          instructions and check to:

MAILING ADDRESS:
Rydex Investments
Attn: Ops. Dept.
9601 Blackwell Road, Suite 500
Rockville, MD 20850

26

BY WIRE

RYDEX CLIENT SERVICES PHONE NUMBER: 800.820.0888 OR 301.296.5406

    INITIAL PURCHASE                             SUBSEQUENT PURCHASES
-------------------------------             -----------------------------
Submit new account paperwork,               Be sure to designate in your
and then call Rydex to obtain               wire instructions the Rydex
your account number.                        Fund(s) you want to purchase.

- MAKE SURE TO DESIGNATE THE
  RYDEX FUND(s) YOU WANT TO
  PURCHASE.

- MAKE SURE YOUR INVESTMENT
  MEETS THE ACCOUNT MINIMUM.


To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order, YOU MUST CALL RYDEX CLIENT SERVICES AND
PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE TRANSACTION
CUT-OFF TIME FOR THE RYDEX FUND(s) YOU ARE PURCHASING:

- Account Number

- Fund Name

- Amount of Wire

- Fed Wire Reference Number (upon request)

You will receive a confirmation number to verify that your purchase order has been accepted.

        IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING WIRE,
          YOUR PURCHASE ORDER WILL NOT BE PROCESSED UNTIL THE BUSINESS
                     DAY FOLLOWING THE RECEIPT OF THE WIRE.

WIRE INSTRUCTIONS:
U.S. Bank
Cincinnati, OH
Routing Number: 0420-00013
For Account of: Rydex Investments
Account Number: 48038-9030
[Your Name]
[Your shareholder account number]

             IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO
               PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE
                    RYDEX U.S. GOVERNMENT MONEY MARKET FUND,
                   WHICH IS OFFERED IN A SEPARATE PROSPECTUS.

                                                                   PROSPECTUS 27

BY ACH (FAX)

RYDEX FAX NUMBER: 301.296.5103


    INITIAL PURCHASE                             SUBSEQUENT PURCHASES
-------------------------------             -----------------------------
Submit new account paper-                   SUBSEQUENT PURCHASES MADE
work, and then call Rydex to                VIA ACH MUST BE A MINIMUM
obtain your account number.                 OF $50. To make a subsequent
Be sure to complete the                     purchase send written purchase
"Electronic Investing via                   instructions that include:
("ACH")" section. Then, fax it
to Rydex (ONLY Individual,                  - YOUR NAME
Joint and UGMA/UTMA
accounts may be opened by                   - YOUR SHAREHOLDER ACCOUNT NUMBER
fax).
                                            - THE RYDEX FUND(s) YOU WANT TO PURCHASE
- MAKE SURE TO INCLUDE A LETTER OF
  INSTRUCTION REQUESTING THAT WE            - ACH BANK INFORMATION (IF NOT ON RECORD).
  PROCESS YOUR PURCHASE BY ACH.

- MAKE SURE TO DESIGNATE THE
  RYDEX FUND(s) YOU WANT TO
  PURCHASE.

- MAKE SURE YOUR INVESTMENT
  MEETS THE ACCOUNT MINIMUM.

BY ACH                             Follow the directions on the Rydex web site -
(INTERNET)                                   www.rydexinvestments.com

CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

      -     if your bank does not honor your check for any reason

      -     if the transfer agent (Rydex) does not receive your wire transfer

      -     if the transfer agent (Rydex) does not receive your ACH transfer

      -     if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND'S NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

28

SELLING FUND SHARES


The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any Business Day. You may redeem all or any portion of your Fund shares at the Fund's next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Fund's transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent or your financial intermediary.
The Fund charges a 1.00% redemption fee on redemptions of shares made within ninety (90) days of the date of purchase. See "Frequent Purchases and Redemptions of Fund Shares" for more information.

The Fund may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the U.S. Securities and Exchange Commission. The Fund reserves the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.


REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Fund also offers you the option to send redemption orders to Rydex by:

                        Rydex Investments
  MAIL                  Attn: Ops. Dept.
                        9601 Blackwell Road, Suite 500
                        Rockville, MD 20850

                        301.296.5103

   FAX                  If you send your redemption order by fax, you must call
                        Rydex Client Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.

TELEPHONE               800.820.0888 or 301.296.5406 (not available for
                        retirement accounts)

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

      -     your name

      -     your shareholder account number

      -     Fund name(s)

      -     dollar amount or number of shares you would like to sell

                                                                   PROSPECTUS 29

      - whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

      - signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically via ACH, or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

      SIGNATURE GUARANTEES

      Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Fund.

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Fund may impose, without additional notice, an administrative fee of $15 per year during

30

periods where your account balance falls below the account minimum requirements for any reason. The Fund may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Fund will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES


An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of H-Class Shares of any Rydex Fund for H-Class Shares (or Investor Class Shares or Advisor Class Shares, if applicable) of any other Rydex Fund on the basis of the respective NAVs of the shares involved. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent or your financial intermediary prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" for additional information. The exchange privilege may be modified or discontinued at any time.


EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Fund also offers you the option to send exchange requests to Rydex by:

                    Rydex Investments
                    Attn: Ops. Dept.
     MAIL           9601 Blackwell Road, Suite 500
                    Rockville, MD 20850

                    301.296.5101

     FAX            If you send your exchange request by fax, you must call
                    Rydex Client Services at 800.820.0888 to verify that your fax was received and when it will be processed.

  TELEPHONE         800.820.0888 or 301.296.5406

   INTERNET Follow the directions on the Rydex web site - www.rydexinvestments.com

                                                                   PROSPECTUS 31

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

      -     your name

      -     your shareholder account number

      - Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

      - dollar amount, number of shares or percentage of Fund position involved in the exchange

      - signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS

On any Business Day, investors may make exchanges of H-Class Shares of the Fund for H-Class Shares (or Investor Class Shares or Advisor Class Shares, if applicable) of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS, INCLUDING THE MANAGED FUTURES STRATEGY FUND, DO NOT ALLOW UNLIMITED TRADING. SEE "FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES" FOR MORE INFORMATION. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling
800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.

32

RYDEX ACCOUNT POLICIES

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Fund may use this information to attempt to verify your identity. The Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under applicable law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, and to obtain the appropriate forms, please visit the Rydex web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

                                                                   PROSPECTUS 33

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Fund nor its transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Fund, nor its transfer agent, is responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (e.g., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Fund through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Fund reserves the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

34

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Fund's transfer agent for services associated with the following:

      - $15 for wire transfers of redemption proceeds under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver.

      -     $50 on purchase checks returned for insufficient funds

      - $25 to stop payment of a redemption check within 10 Business Days of the settlement date

      - $15 for standard overnight packages (fee may be higher for special delivery options)

      -     $25 for bounced drafts or ACH transactions

      -     $15 per year for low balance accounts

      - The Fund reserves the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee (and any unpaid annual maintenance fee) will be deducted from the proceeds of your redemption. You may pay the annual maintenance fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted from your account.

ACCOUNT FEE WAIVERS


The following fees will be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged: the annual maintenance fee for retirement accounts; and the wire transfer charge of $15 for wire redemptions less than $5,000. Additionally, the wire transfer charge of $15 for wire redemptions less than $5,000 will be waived for accounts that are held directly through the Fund's transfer agent that also have an adviser.

                                                                   PROSPECTUS 35

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

FREQUENT TRADING POLICY. Unlike most other Rydex Funds, the Fund is not suitable for purchase by active investors. The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Fund.

REDEMPTION FEE POLICY. In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of same, the Board of Trustees has approved a 1.00% redemption fee to be imposed uniformly on all Fund shares redeemed within ninety (90) days of the date of purchase (including shares of the Fund that are acquired through an exchange) subject to the limitations discussed below. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of the Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Fund requests that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Fund. However, the Fund recognizes that due to operational and system limitations, intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's. Therefore, to the extent that financial intermediaries are unable to collect the redemption fee, the Fund may not be able to defray the expenses associated with short-term trades made by that financial intermediary's customers.


REDEMPTION FEE WAIVERS. The Fund reserves the right to waive the redemption fee in its discretion where either the Fund believes such waiver is in the best interests of the Fund, including, but not limited to, certain categories of

36

redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns or where the financial intermediary's processing systems are unable to properly apply the redemption fee. These categories currently include (i) participants in certain group retirement plans or group annuity contracts whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic redemptions; (v) retirement loans and withdrawals; (vi) redemptions in accounts participating in certain approved asset allocation programs; and (vii) transactions by certain qualified fund of funds. A qualified fund of fund(s) is a mutual fund or other collective investment vehicle that either applies the Fund's frequent trading and/or redemption fee policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the Fund's Chief Compliance Officer. Qualified fund of funds include fund of fund(s) advised by the Advisor.


For purposes of applying the Fund's policies, the Advisor may consider the trading history of accounts under common ownership or control. In addition, the Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Advisor reasonably believes that the trading activity would be harmful or disruptive to the Fund. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund's access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.

RIGHTS RESERVED BY THE FUND

The Fund reserves the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Fund or in cases where the Fund is requested or compelled

                                                                   PROSPECTUS 37

to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES

The Fund has adopted a Distribution Plan and a Shareholder Services Plan with respect to H-Class Shares that allows the Fund to pay distribution and/or services fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution and/or shareholder services ("Service Providers"). The Fund will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940. If a Service Provider provides shareholder services, the Fund will pay service fees to the Distributor at an annual rate not to exceed 0.25% of the average daily net assets of the Fund. The Distributor will, in turn, pay the Service Provider for the services it provides. Because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Fund. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

38

DIVIDENDS AND DISTRIBUTIONS

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by the Fund. If you own Fund shares on the Fund's record date, you will be entitled to receive the dividend. The Fund may declare and pay dividends on the same date. The Fund makes distributions of capital gains, if any, at least annually. The Fund, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of the Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Fund in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Fund receives your written notice. To cancel your election, simply send written notice to the Fund. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION

The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as the Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

One of the requirements for qualification as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income"). The status of the swap agreements

                                                                    POSPECTUS 39

and other commodity-linked derivative instruments under tests to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, has been recently addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked swaps in which the Fund invests will not be considered qualifying income after September 30, 2006. Accordingly, the Fund currently restricts its income from commodity-linked swaps (when combined with its other investments that produce non-qualifying income) to be less than 10 percent of its gross income.

If the Fund were to fail to qualify as a regulated investment company in any year, the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund's earnings and profits.

The Fund has received a private letter ruling from the IRS that concludes that the income and gains from certain commodities-linked notes held by the Fund will be treated as qualifying income for purposes of the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended. The Advisor believes it can successfully operate the Fund in a manner consistent with the Fund's investment objective by investing in these commodities-linked structured notes. See "Dividends, Distributions and Taxes - Special Tax Considerations" in the SAI.

In addition, the Fund's investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirement under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund has received a private letter ruling from the IRS that concludes that the income the Fund receives from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code of 1986, as amended. See "Dividends, Distributions and Taxes - Tax Implications of the Investment in the Subsidiary" in the SAI.

TAX STATUS OF DISTRIBUTIONS

      - The Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

      - The income dividends and short-term capital gains distributions you receive from the Fund will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.

40

      - The Fund expects to distribute primarily ordinary income distributions.

      - Any long-term capital gains distributions you receive from the Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

      - Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

      - Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

      - Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.

      - Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by the Fund for more than one year.

      - Distributions paid in January but declared by the Fund in October, November or December of the previous year may be taxable to you in the previous year.

      - The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

      - If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Fund through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

The Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Fund and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

                                                                   PROSPECTUS 41

THE ADVISOR

MANAGEMENT OF THE FUND


PADCO Advisors, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Fund. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor makes investment decisions for the assets of the Fund and continuously reviews, supervises, and administers the Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities of the Fund. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Fund paid the Advisor a fee for the fiscal year ended March 31, 2008 at an annualized rate based on the average daily net assets of the Fund, as set forth below:


                                                                ADVISORY
FUND                                                              FEE
----                                                            --------
MANAGED FUTURES STRATEGY...................................        0.90%

The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary as discussed in more detail under "Management of the Subsidiary." The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's August 2007 approval of the Fund's investment advisory agreement is available in the Alternative Investment Funds' September 30, 2007 Semi-Annual Report to Shareholders, which covers the period April 1, 2007 to September 30, 2007.

MANAGEMENT OF THE SUBSIDIARY

As with the Fund, the Advisor is responsible for the selection of the Subsidiary's investments and the administration of the Subsidiary's investment program pursuant to an investment advisory agreement between the Advisor and the Subsidiary. Under the advisory agreement, the Advisor provides the Subsidiary with the same type of management, under the same terms, as are provided to the Fund. The Subsidiary has also entered into separate contracts for the provision of custody, transfer agency, and audit services with the same service providers that provide those services to the Fund.

The Subsidiary will pay the Advisor a fee at an annualized rate of 0.90% based on the average daily net assets of the Subsidiary's portfolio. As stated above, the Advisor has contractually agreed to waive the management fee it receives from

42

the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Advisor unless the Advisor first obtains the prior approval of the Fund's Board of Trustees for such termination. The rate of the management fee paid directly or indirectly by the Fund, calculated by aggregating the fees paid to the Advisor by the Fund (after waivers) and the Subsidiary, may not increase without the prior approval of the Board and a majority of the Fund's shareholders. The Subsidiary will also bear the fees and expenses incurred in connection with the custody, transfer agency, and audit services that it receives. The Fund expects that the expenses borne by the Subsidiary will not be material in relation to the value of the Fund's assets. Therefore, it is expected that the Fund's investment in the Subsidiary will not result in the Fund's paying duplicative fees for similar services provided to the Fund and Subsidiary. Please see the SAI for more information about the organization and management of the Subsidiary.

PORTFOLIO MANAGEMENT


Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of six investment professionals that are responsible for overseeing different functions within the Portfolio Department. Including Mr. Byrum, those members include Michael Dellapa as the Director of Alternative Investment Strategies, Ryan Harder as Senior Portfolio Manager, Douglas Holmes as the Director of Stock Selection and Asset Allocation, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 15 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following four individuals are jointly and primarily responsible for the management of the Fund.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility for the management of the Fund. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa, Harder, and Holmes. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager,

                                                                   PROSPECTUS 43

Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, and helped to create the Sector Funds, all of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed the Fund since its inception.

MICHAEL J. DELLAPA, CFA, CAIA, Director of Alternative Investment Strategies - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, including the Absolute Return Strategies Fund and the Hedged Equity Fund, all of which are offered in a separate prospectus. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became the Director of Alternative Investment Strategies. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed the Fund since its inception.

RYAN A. HARDER, CFA, Senior Portfolio Manager - Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Absolute Return Strategies, Hedged Equity, High Yield Strategy and Inverse High Yield Strategy Funds, all of which are offered in a separate prospectus. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in

44

Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed the Fund since March 2008.

DOUGLAS HOLMES, CFA, Director of Stock Selection and Asset Allocation - As the Director of Stock Selection and Asset Allocation, Mr. Holmes oversees the development and daily maintenance of the stock selection and asset allocation methodologies employed by the Rydex Funds. While Mr. Holmes is involved in the management of all of the Rydex Funds, he focuses on the management of the Alternative Investment, Essential Portfolio and Sector Funds, all of which are offered in a separate prospectus. Mr. Holmes first became associated with Rydex as a consultant in September 2004. In October 2005, Mr. Holmes accepted a permanent position as the Strategic Advisor and in September 2007 was named the Director of Stock Selection and Asset Allocation. Mr. Holmes has been a member of the ILT since its inception. Prior to his association with Rydex, Mr. Holmes was a 20-year veteran of State Street Global Advisors as the department head of the US Indexing Department, the US Active Department, and finally the Global Enhanced Department. He holds a BS degree in mathematics from Northeastern University. Mr. Holmes has co-managed the Fund since March 2008.


Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund is available in the SAI.

                                                                   PROSPECTUS 45

THIS PAGE INTENTIONALLY LEFT BLANK.

46

FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of operations of the Fund's H-Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided

                                                NET           NET
                                              REALIZED     INCREASE
                                                AND       (DECREASE)
                       NET ASSET             UNREALIZED  IN NET ASSET  DISTRIBUTIONS DISTRIBUTIONS
                        VALUE,       NET       GAINS         VALUE        FROM NET     FROM NET
                       BEGINNING INVESTMENT (LOSSES) ON RESULTING FROM   INVESTMENT    REALIZED               TOTAL
YEAR ENDED             OF PERIOD  INCOME+   INVESTMENTS   OPERATIONS       INCOME        GAINS             DISTRIBUTIONS
----------             --------- ---------- ----------- -------------- ------------- --------------        -------------
MANAGED FUTURES FUND H-CLASS
 MARCH 31, 2008        $   25.03 $      .58 $      2.63 $         3.21 $          -- $         (--)@ $               (--)@
 March 31, 2007*           25.00        .09        (.06)           .03            --            --                    --

* SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 2, 2007 -- MANAGED FUTURES FUND H-CLASS.

**         ANNUALIZED

+          CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++         OPERATING EXPENSES EXCLUDE SHORT DIVIDENDS EXPENSE.

+++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

@          LESS THAN $.01 PER SHARE

                                                                   PROSPECTUS 47

below has been audited by Ernst & Young LLP, whose report, along with the financial statements and related notes, appear in the Fund's 2008 Annual Report dated March 31, 2008. The 2008 Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2008 Annual Report is incorporated by reference herein and in the SAI.

                                                                        RATIOS TO
                                                                   AVERAGE NET ASSETS:
                                                -----------------------------------------------------------
                                                                                                                NET
                             NET         NET                                                                  ASSETS,
                          INCREASE      ASSET                                                                 END OF
REDEMPTION             (DECREASE) IN    VALUE,     TOTAL                                 NET      PORTFOLIO   PERIOD
  FEES                   NET ASSET     END OF   INVESTMENT    TOTAL    OPERATING     INVESTMENT   TURNOVER    (000'S
COLLECTED                  VALUE       PERIOD   RETURN+++   EXPENSES    EXPENSES       INCOME       RATE      OMITTED)
----------             -------------   -------  ----------  --------   ---------     ----------   ---------  ---------
$      .02             $        3.23   $ 28.26       12.92%     1.73%       1.70%++        2.17%        154% $ 322,673
        --@                      .03     25.03        0.12%     1.77%**     1.77%**++      2.19%**       20%    45,781

48

BENCHMARK PUBLISHER INFORMATION

THE FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S ("S&P") OR ALPHA FINANCIAL TECHNOLOGIES, INC. ("AFT"), THE OWNER OF THE S&P DTI. S&P AND AFT MAKE NO REPRESENTATION, CONDITION, WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE FUND PARTICULARLY OR THE ABILITY OF THE S&P DTI TO PROVIDE A BASIS FOR SUPERIOR INVESTMENT PERFORMANCE. S&P'S AND AFT'S ONLY RELATIONSHIP TO LICENSEE IS THE LICENSING OF CERTAIN OF THEIR TRADEMARKS AND OF THE S&P DTI, WHICH IS DETERMINED, COMPOSED AND CALCULATED WITHOUT REGARD TO LICENSEE OR THE FUND. S&P AND AFT HAVE NO OBLIGATION TO TAKE THE NEEDS OF LICENSEE OR THE OWNERS OF THE FUND INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE S&P DTI. S&P AND AFT ARE NOT RESPONSIBLE FOR AND HAVE NOT PARTICIPATED IN THE DETERMINATION OF THE PRICES AND AMOUNT OF THE FUND OR THE TIMING OF THE ISSUANCE OR SALE OF THE FUND OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE FUND IS TO BE CONVERTED INTO CASH. S&P AND AFT HAVE NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING, OR TRADING OF THE FUND.

S&P AND AFT DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P DTI OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P AND AFT MAKE NO WARRANTY OR CONDITION, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P DTI OR ANY DATA INCLUDED THEREIN. S&P AND AFT MAKE NO EXPRESS OR IMPLIED WARRANTIES OR CONDITIONS, AND EXPRESSLY DISCLAIM ALL WARRANTIES OR CONDITIONS OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P DTI OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P OR AFT HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) RESULTING FROM THE USE OF THE S&P DTI OR ANY DATA INCLUDED THEREIN, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

MORE INFORMATION ABOUT THE BENCHMARK PUBLISHER IS LOCATED IN THE SAI.

                                                                   PROSPECTUS 49


ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUND IS INCLUDED IN THE SAI DATED AUGUST 1, 2008. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE U.S. SECURITIES AND EXCHANGE COMMISSION MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE U.S. SECURITIES AND EXCHANGE COMMISSION PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE U.S. SECURITIES AND EXCHANGE COMMISSION BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE U.S. SECURITIES AND EXCHANGE COMMISSION AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.


YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUND'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING ITS LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUND OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S U.S. SECURITIES AND EXCHANGE COMMISSION REGISTRATION NUMBER IS 811-07584.

[RYDEXINVESTMENTS LOGO]

9601 Blackwell Road o Suite 500 o Rockville, MD 20850
800.820.0888 o www.rydexinvestments.com

RMFH-1-0408x0808


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                                                              RYDEX SERIES FUNDS

                            A-CLASS AND C-CLASS SHARES PROSPECTUS AUGUST 1, 2008


                                                     ALTERNATIVE INVESTMENT FUND
                                                   MANAGED FUTURES STRATEGY FUND


                                                         [RYDEXINVESTMENTS LOGO]

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense

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ii


TABLE OF CONTENTS


ALTERNATIVE INVESTMENT FUND
   MANAGED FUTURES STRATEGY FUND...........................................    2
DESCRIPTIONS OF PRINCIPAL RISKS............................................    5
FUND PERFORMANCE...........................................................   17
FUND FEES AND EXPENSES.....................................................   17
MORE INFORMATION ABOUT THE FUND............................................   20
BENCHMARK AND INVESTMENT METHODOLOGY.......................................   20
SHAREHOLDER INFORMATION....................................................   22
TRANSACTION INFORMATION....................................................   23
SALES CHARGES..............................................................   25
   A-CLASS SHARES..........................................................   25
   C-CLASS SHARES..........................................................   29
BUYING FUND SHARES.........................................................   29
SELLING FUND SHARES........................................................   33
EXCHANGING FUND SHARES.....................................................   35
RYDEX ACCOUNT POLICIES.....................................................   37
DISTRIBUTION AND SHAREHOLDER SERVICES......................................   42
DIVIDENDS AND DISTRIBUTIONS................................................   43
TAX INFORMATION............................................................   43
THE ADVISOR................................................................   46
FINANCIAL HIGHLIGHTS.......................................................   50
BENCHMARK PUBLISHER INFORMATION............................................   52
ADDITIONAL INFORMATION.....................................................   53

                                                                    PROSPECTUS 1

                               RYDEX SERIES FUNDS
                                 A-CLASS HARES
                                 C-CLASS SHARES

           9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 - 301.296.5100 - WWW.RYDEXINVESTMENTS.COM


Rydex Series Funds (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (funds). This Prospectus describes the Managed Futures Strategy Fund (the "Fund"). The Fund is advised by PADCO Advisors, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor").

A-Class Shares and C-Class Shares of the Fund are sold through broker-dealers and other financial institutions ("financial intermediaries") whose clients take part in certain asset allocation investment programs. Investors may exchange shares of the Fund through their financial intermediary or directly through the Rydex web site - www.rydexinvestments.com - or over the phone. UNLIKE MOST OTHER RYDEX FUNDS, THE FUND IS INTENDED FOR LONG-TERM INVESTMENT PURPOSES ONLY, AND IS NOT SUITABLE FOR PURCHASE BY ACTIVE INVESTORS.


RISKS OF INVESTING IN THE FUND

The value of the Fund may fluctuate. In addition, Fund shares:

      -     MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

      -     ARE NOT FEDERALLY INSURED

      -     ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

      -     ARE NOT BANK DEPOSITS

      -     ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

2


MANAGED FUTURES STRATEGY FUND


A-CLASS (RYMTX)                                               C-CLASS (RYMZX)

FUND OBJECTIVE


The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets. The Fund's current benchmark is the Standard & Poor's Diversified Trends Indicator(R) (the "benchmark" or the "S&P DTI"). The Fund's investment objective is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of any increase in the value of the benchmark. When the value of the benchmark declines, the value of the Fund's shares should also decrease on a daily basis by the amount of any decrease in the value of the benchmark.


PRINCIPAL INVESTMENT STRATEGY


The Managed Futures Strategy Fund will invest substantially all of its net assets in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the benchmark. The current components of the benchmark consist of approximately 14 sectors with a total of 24 futures contracts, allocated 50% to financial futures, e.g., interest rates and currencies, and 50% to physical commodities, e.g., energy and metals. The contracts are positioned either long or short (except for the energy sector contracts, which cannot have a short position) based on their prices relative to their moving averages. The Fund will seek to gain exposure to the benchmark by investing in commodity, currency, and financial-linked structured notes, exchange-traded funds and other investment companies that provide exposure to the managed commodities and financial futures markets, and in commodity, currency, and financial-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, and equity securities. The Fund also intends to enter into short sales and other similar transactions to track the Fund's benchmark. On certain occasions, the Fund may employ leveraging techniques to match the benchmark. On a day-to-day basis, the Fund may hold U.S. Government securities, short-term, high quality fixed-income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less to collateralize its derivative positions.

The Fund may also invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). It is expected that the Subsidiary will invest primarily in commodity futures, but it may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the

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                                                                    PROSPECTUS 3

Investment Company Act of 1940, and other investments intended to serve as margin or collateral for the Subsidiary's derivative positions. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of commodities markets within the limitations of the federal tax requirements that apply to the Fund. For more information about applicable federal tax requirements, please see "Tax Information." To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental and certain other investment restrictions and will follow the same compliance policies and procedures as the Fund. However, the Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivative instruments. To the extent the Subsidiary invests in such commodity-linked derivative instruments, it will comply with the same asset coverage requirements that are applicable to the Fund's transactions in derivatives under the Investment Company Act of 1940. Please refer to "Investment Policies, Techniques, and Risk Factors" in the Fund's Statement of Additional Information (the "SAI") for more information about the operation and management of the Subsidiary.

The S&P DTI is constructed using a rules-based strategy that targets particular risk and return characteristics of an asset class or segment of the market. The S&P DTI does not intend to passively represent the commodities markets. Instead, the S&P DTI follows a quantitative methodology to track the prices of a diversified portfolio of 24 futures contracts ("components"). The components are grouped into sectors that are designed to reflect and track (price) trends while maintaining low volatility. The exposure of the components is divided equally (50%/50%) between tangible commodities and financials in order to increase the internal non-correlation among the components, which generally helps to mitigate the risk, and to increase the liquidity of an investment in the components of the S&P DTI. Commodity sector weights are based on generally known world production levels. Weightings of the financial sectors are based on, but not directly proportional to, gross domestic product (GDP). Components of each sector are chosen based on fundamental characteristics and liquidity. The methodology of the S&P DTI is designed with a focus on capturing both up and down price trends. Systematic rules are employed to establish a "long" or "short" component position. Sectors are rebalanced monthly; components are rebalanced annually. To the extent the Fund's benchmark is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

4

PRINCIPAL RISKS

The Managed Futures Strategy Fund is subject to a number of risks that may affect the value of its shares including:


      -     Commodity-Linked Derivative Investment Risk

      -     Counterparty Credit Risk

      -     Currency Risk

      -     Derivatives Risk

      -     Early Closing Risk

      -     Energy Sector Concentration Risk

      -     Fixed Income Risk

      -     Foreign Issuer Exposure Risk

      -     Industry Concentration Risk

      -     Investment in Investment Companies Risk

      -     Investment Technique Risk

      -     Leveraging Risk

      -     Liquidity Risk

      -     Market Risk

      -     Non-Diversification Risk

      -     Portfolio Turnover Risk

      -     Precious Metals Sector Concentration Risk

      -     Short Sales Risk

      -     Tax Risk

      -     Tracking Error Risk

      -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 5 for a discussion of each of the principal risks that apply to the Fund.



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                                                                    PROSPECTUS 5

DESCRIPTIONS OF PRINCIPAL RISKS


COMMODITY-LINKED DERIVATIVE INVESTMENT RISK - The Fund's exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Because the value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable, the value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

      INDEX-LINKED AND COMMODITY-LINKED "STRUCTURED" SECURITIES - The Fund invests in derivative instruments with principal and/or coupon payments linked to the value of commodities, commodity futures and options contracts, or the performance of commodity indices, such as the S&P DTI or S&P GSCI (TM) Commodity Index. These are "commodity-linked" or "index-linked" securities. They are sometimes referred to as "structured securities" because the terms of the instrument may be structured by the issuer of the security and the purchaser of the security, such as the Fund. These securities may be issued by banks, brokerage firms, insurance companies and other corporations.


      The value of these securities will rise or fall in response to changes in the underlying commodity or related index or investment. These securities expose the Fund economically to movements in commodity prices. In addition to commodity price risk, the securities also are subject to credit and interest rate risks that in general affect the values of debt securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.


      STRUCTURED NOTE RISK - The Fund intends to invest in commodity, currency and financial-linked structured notes to a significant extent. Commodity-linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of "real assets" (i.e., assets that have tangible properties such as oil, gold and silver) that trade in the commodities markets without investing directly in physical commodities. The performance of these notes is determined by the price movement of the commodities underlying the note. Currency and financial-linked structured notes provide exposure to the investment returns of currencies and financial instruments. The fees associated with a structured note, which are embedded in the price of the structured note paid by the Fund, may lead to increased tracking error. In addition, a highly liquid

6

      secondary market may not exist for the structured notes, and there can be no assurance that one will develop. However, on April 10, 2006, Rydex received a private letter ruling from the IRS that concluded that commodity-linked structured notes will produce qualifying income for a regulated investment company under the Internal Revenue Code of 1986, as amended. Consequently, the Advisor, believes that other mutual funds may increase their investment in commodity-linked structured notes leading to the creation and maintenance of a more liquid secondary market.

COUNTERPARTY CREDIT RISK - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and structured notes. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements, structured notes and other similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, and may invest in commodity-linked structured notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

CURRENCY RISK - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may out-

                                                                    PROSPECTUS 7

weigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.


DERIVATIVES RISK - The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund. The risks associated with the Fund's use of futures and options contracts include:

            - The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

            - There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

8

            - Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

            - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

            - Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.


EARLY CLOSING RISK - The normal close of trading of securities listed on NAS-DAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

ENERGY SECTOR CONCENTRATION RISK - The risk that the securities of, or financial instruments tied to the performance of, issuers in the energy sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the energy sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of investments in companies in the energy sector may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

FIXED INCOME RISK - The Fund may invest in fixed income securities or related instruments. The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. While securities with longer maturities tend to produce higher yields,

                                                                    PROSPECTUS 9

the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as structured notes, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

INDUSTRY CONCENTRATION RISK - The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

INVESTMENT IN INVESTMENT COMPANIES RISK - The Fund may purchase shares of investment companies, such as exchange-traded funds, unit investment trusts, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly or when such investments present a more cost efficient alternative to investing directly in securities. When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the

10

Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an exchange-traded fund are traded at market prices, which may vary from the net asset value of its underlying investments. In addition, the Fund may invest in investment companies, such as the Subsidiary, or other pooled investment vehicles that are not registered pursuant to the Investment Company Act of 1940 and therefore, are not subject to the regulatory scheme of the Investment Company Act of 1940.

      EXCHANGE-TRADED FUND ("ETF") RISK - ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an ETF are traded on an exchange (such as the NYSE, AMEX, or NASDAQ), large blocks of shares of ETFs are redeemable at net asset value. This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of ETFs being at or near the net asset value of the ETF's underlying investments. However, shares of ETFs may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the ETF's holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand. The difference between the bid price and ask price, commonly referred to as the "spread," will also vary for an ETF depending on the ETF's trading volume and market liquidity. Generally, the greater the trading volume and market liquidity, the smaller the spread is and vice versa. Any of these factors may lead to an ETF's shares trading at a premium or a discount to NAV. The Fund, from time to time, may invest in exchange-traded investment funds that are not registered pursuant to the Investment Company Act of 1940. Such exchange-traded investment funds may include commodity pools that are registered pursuant to the Securities Act of 1933 and the Commodity Exchange Act.

      INVESTMENT IN THE SUBSIDIARY RISK - The Subsidiary is not registered under the Investment Company Act of 1940 and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the Investment Company Act of 1940. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. However, the Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by the Advisor, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund or its shareholders. While the

                                                                   PROSPECTUS 11

      Subsidiary has its own board of directors that is responsible for overseeing the operations of the Subsidiary, the Fund's Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund's role as the sole shareholder of the Subsidiary. Also, to the extent they are applicable to the investment activities of the Subsidiary, the Advisor will be subject to the same fundamental investment restrictions that apply to the management of the Fund in managing the Subsidiary's portfolio. It is not currently expected that shares of the Subsidiary will be sold or offered to investors other than the Fund.

      Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay a Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

INVESTMENT TECHNIQUE RISK - The Fund may use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities underlying the Fund's derivative investments, including: 1) the risk that an instrument is temporarily mispriced; 2) credit or performance risk on the amount the Fund expects to receive from a counterparty; 3) the risk that security prices, interest rates and currency markets will move adversely and the Fund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; and 5) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust the Fund's position in a particular instrument when desired.

LEVERAGING RISK - The Fund achieves exposure to its underlying index, in part, through the use of leveraged derivative instruments. The more the Fund

12

invests in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Leverage will cause the value of the Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities or other investments. The Fund will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund's investment income, resulting in greater losses. The value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark due to the fact that the Fund's investment strategies involve consistently applied leverage. Leverage will also have the effect of magnifying tracking error risk.


LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in the Fund's portfolio, the ability of the Fund to assign an accurate daily value to these investments may be difficult and the Advisor may be required to fair value the investments. For additional information about fair valuation, see "Calculating NAV."


MARKET RISK - The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities and commodities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities or commodities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and

                                                                   PROSPECTUS 13

      market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and other financial instruments may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

      NON-DIVERSIFICATION RISK - To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.


      PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.


      PRECIOUS METALS SECTOR CONCENTRATION RISK - The risk that the relatively few securities of, or financial instruments tied to the performance of, issuers in the mining industry that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the precious metals sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry, as well as to the volatility of global prices for precious metals. The prices of precious metals and investments in companies in the precious metals sector may fluctuate widely due to changes in inflation or inflation expectations, currency fluctuations, speculation, worldwide demand and political developments in precious metals producing countries.


      SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at

14

which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. Similarly, when the Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.


TAX RISK - As noted under "Commodity-Linked Derivative Investment Risk," the Fund currently gains most of its exposure to the commodities markets by entering into commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund must derive at least 90 percent of its gross income each tax-

                                                                   PROSPECTUS 15

      able year from qualifying income, which is described in more detail in the SAI. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from certain commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income after September 30, 2006. The Fund will therefore restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income.

      The Fund has received a private letter ruling from the IRS that concludes that certain commodities-linked notes held by the Fund will produce qualifying income for purposes of the regulated investment company qualification tests. The Advisor believes it can continue to successfully operate the Fund in a manner consistent with the Fund's current investment objective by investing in these commodities-linked structured notes.

      In addition, the Fund's investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The Fund has received a private letter ruling from the IRS that concludes that income from the Fund's investment in the Subsidiary will constitute qualifying income for purposes of Subchapter M. Please see "Tax Information" for more information.

      TRACKING ERROR RISK - Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match or correlate to that of the benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the benchmark, rounding of share prices, changes to the composition of the benchmark, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. The Fund, which seeks to track its benchmark on a daily basis, is subject to the effects of mathematical compounding which may prevent the Fund from correlating with the monthly, quarterly, annual or other performance of the benchmark. Tracking error risk may cause the Fund's performance to be less than you expect.


      TRADING HALT RISK - The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the estab-

16

lished limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair value" method to price its outstanding contracts or securities.

                                                                   PROSPECTUS 17

FUND PERFORMANCE

The Managed Futures Strategy Fund commenced operations on March 2, 2007 and, therefore, does not have a performance history for a full calendar year.

FUND FEES AND EXPENSES


The table below describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund.

                                                                   A-CLASS   C-CLASS
                                                                   -------   -------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) (1)

Maximum Sales Charge (Load) Imposed On Purchase (as a percentage
of initial purchase price) (2)                                      4.75%     None

Maximum Deferred Sales Charge (Load) (as a percentage of initial
purchase price or current market value, whichever is lower) (3)     None (4)  1.00%

Redemption Fee on Shares Redeemed Within 90 Days of Purchase
(as a percentage of amount redeemed, if applicable) (5)             1.00%     1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees of the Fund and Subsidiary (6)                      1.13%     1.13%
Distribution and Shareholder Service (12b-1) Fees                   0.25%     1.00%
Other Expenses
   Other Expenses of the Fund                                       0.55%     0.55%
   Other Expenses of the Subsidiary (7)                             0.01%     0.01%
   Short Dividend Expenses (8)                                      0.03%     0.03%
Total Other Expenses (9)                                            0.59%     0.59%
Total Annual Fund Operating Expenses                                1.97%     2.72%
Less Management Fee Waiver (10)                                     0.23%     0.23%
                                                                    ----      ----
Net Total Annual Operating Expenses                                 1.74%     2.49%
                                                                    ====      ====

(1) THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH WAIVER.

(2) REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

(3) THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH RYDEX DISTRIBUTORS, INC. (THE "DISTRIBUTOR") TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

18

(4) FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NAV, WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1.00% CONTINGENT DEFERRED SALES CHARGE ("CDSC") BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER.

(5)   FOR MORE INFORMATION, SEE "FREQUENT PURCHASES AND REDEMPTIONS OF FUND
      SHARES."

(6) THE FUND MAY INVEST IN THE SUBSIDIARY. THE SUBSIDIARY HAS ENTERED INTO A SEPARATE ADVISORY AGREEMENT WITH THE ADVISOR FOR THE MANAGEMENT OF THE SUBSIDIARY'S PORTFOLIO PURSUANT TO WHICH THE SUBSIDIARY PAYS THE ADVISOR A MANAGEMENT FEE AT THE SAME RATE THAT THE FUND PAYS THE ADVISOR FOR SERVICES PROVIDED TO THE FUND. "MANAGEMENT FEES OF THE FUND AND SUBSIDIARY" REFLECTS AN ESTIMATE OF THE GROSS MANAGEMENT FEES TO BE PAID TO THE ADVISOR BY THE FUND AND THE SUBSIDIARY DURING THE FUND'S CURRENT FISCAL YEAR.

(7) "OTHER EXPENSES OF THE SUBSIDIARY" ARE ESTIMATED TO BE 0.01% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR THE SUBSIDIARY'S FIRST FISCAL YEAR OF OPERATIONS. BECAUSE THE SUBSIDIARY IS NEW, "OTHER EXPENSES OF THE SUBSIDIARY" IS BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

(8) "SHORT DIVIDEND EXPENSE" OCCURS BECAUSE THE FUND SHORT-SELLS AN EQUITY SECURITY TO GAIN THE INVERSE EXPOSURE NECESSARY TO MEET ITS INVESTMENT OBJECTIVE. THE FUND MUST PAY OUT THE DIVIDEND RATE OF THE EQUITY SECURITY TO THE PURCHASER AND RECORDS THIS AS AN EXPENSE. HOWEVER, ANY SUCH DIVIDEND ON A SECURITY SOLD SHORT GENERALLY REDUCES THE MARKET VALUE OF THE SHORTED SECURITY - THUS INCREASING THE FUND'S UNREALIZED GAIN OR REDUCING THE FUND'S UNREALIZED LOSS ON ITS SHORT SALE TRANSACTION. "SHORT DIVIDEND EXPENSE" IS NOT A FEE CHARGED TO THE SHAREHOLDER BY THE ADVISOR OR OTHER SERVICE PROVIDER. RATHER IT IS MORE SIMILAR TO THE TRANSACTION COSTS OR CAPITAL EXPENDITURES ASSOCIATED WITH THE DAY-TO-DAY MANAGEMENT OF ANY MUTUAL FUND. IF THESE COSTS HAD BEEN TREATED AS TRANSACTION COSTS OR CAPITAL ITEMS RATHER THAN AS EXPENSES, THE EXPENSE RATIO FOR THE FUND WOULD HAVE EQUALED 1.71% FOR A-CLASS SHARES AND 2.46% FOR C-CLASS SHARES.

(9) "TOTAL OTHER EXPENSES" INCLUDE TRANSFER AGENT FEES, CUSTODIAL FEES, AND ACCOUNTING AND LEGAL EXPENSES THAT THE FUND AND THE SUBSIDIARY PAY, AS INDICATED. "TOTAL OTHER EXPENSES" IS BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

(10) THE SUBSIDIARY HAS ENTERED INTO A SEPARATE ADVISORY AGREEMENT WITH THE ADVISOR FOR THE MANAGEMENT OF THE SUBSIDIARY'S PORTFOLIO. THE ADVISOR HAS CONTRACTUALLY AGREED TO WAIVE THE MANAGEMENT FEE IT RECEIVES FROM THE FUND IN AN AMOUNT EQUAL TO THE MANAGEMENT FEE PAID TO THE ADVISOR BY THE SUBSIDIARY. THIS UNDERTAKING WILL CONTINUE IN EFFECT FOR SO LONG AS THE FUND INVESTS IN THE SUBSIDIARY, AND MAY NOT BE TERMINATED BY THE ADVISOR UNLESS THE ADVISOR FIRST OBTAINS THE PRIOR APPROVAL OF THE FUND'S BOARD OF TRUSTEES FOR SUCH TERMINATION.

                                                                   PROSPECTUS 19

EXAMPLE

The Example that follows is intended to help you compare the cost of investing in A-Class Shares or C-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example reflects your costs based on these assumptions.


MANAGED FUTURES STRATEGY         1 YEAR   3 YEARS    5 YEARS    10 YEARS
                                 ------   -------   ---------   --------
A-CLASS SHARES                    $ 643     $ 997    $ 1,374     $ 2,429
C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT
     THE END OF THE PERIOD:       $ 352     $ 776    $ 1,326     $ 2,826
   IF YOU DO NOT SELL YOUR
     SHARES AT THE END OF
     THE PERIOD:                  $ 252     $ 776    $ 1,326     $ 2,826

20

MORE INFORMATION ABOUT THE FUND:


BENCHMARK AND INVESTMENT METHODOLOGY


The Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The current benchmark used by the Fund is set forth below:

FUND                          BENCHMARK
--------------------          ---------------------
MANAGED FUTURES               S&P DIVERSIFIED TRENDS
STRATEGY FUND                 INDICATOR(R)


      UNDERSTANDING COMPOUNDING

      It is important to understand the effects of compounding when investing in any mutual fund. The following simple example provides an illustration:

      Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

      Because of the effect of compounding, the value of your investment declined even though the index went up 10% on day one and down 10% on day two.

      The example demonstrates that over time, the cumulative percentage increase or decrease in the net asset value of a fund may diverge significantly from the cumulative percentage increase or decrease in the return of the index underlying a fund's benchmark due to the compounding effect of losses and gains on the returns of the fund.


ADVISOR'S INVESTMENT METHODOLOGY


The Advisor develops and implements structured investment strategies designed to achieve the Fund's objective. The Advisor uses quantitative methods to construct a portfolio that correlates highly with the Fund's benchmark. Statistical techniques are then used to determine the optimal mix of assets for the Fund. The Advisor places particular emphasis on controlling risk relative to the Fund's benchmark in order to maintain consistency and predictability.

With respect to the Fund's exposure to the commodities markets, the Advisor will consider whether it is more advantageous for the Fund to invest directly in commodity-linked financial instruments, such as commodity-linked structured notes, or if the desired exposure can be achieved more efficiently by investing in the Subsidiary, which would, in turn, purchase and hold commodity-linked financial instruments, such as futures contracts, swaps or options. As a result, the level of the Fund's investment in the Subsidiary will vary based on the Advisor's use of different commodity-linked financial instruments, with the

                                                                   PROSPECTUS 21

increasing use of commodity-linked notes typically resulting in decreased investment in the Subsidiary and the increasing use of futures, swaps, or options on futures typically resulting in increased investment in the Subsidiary.


OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the SAI for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

22

INVESTING WITH RYDEX:

SHAREHOLDER INFORMATION

A-Class Shares and C-Class Shares are offered primarily through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Fund. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. For more information on opening an account, call Rydex Client Services at
800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

      MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

      The minimum initial investment amounts and minimum account balance requirements for A-Class Shares or C-Class Shares are:

      -     $ 1,000 for retirement accounts

      -     $ 2,500 for all other accounts

      Accounts opened through a financial intermediary will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.


      There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures" below.


      Rydex reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

      Purchases of C-Class Shares of the Fund requested in an amount of $1,000,000 or more will be automatically made in A-Class Shares of the Fund.

                                                                  PROSPECTUS 23

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

- You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

-     Attach a copy of the trust document when establishing a trust account.

- When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

- You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

-     BE SURE TO SIGN THE APPLICATION.

- If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION


This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Fund. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the NYSE closes early - or as otherwise permitted by the U.S. Securities and Exchange Commission - the Fund reserves the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The NYSE holiday schedule is included in the SAI and Rydex will post advance notice of early closings at www.rydexinvestments.com.


TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Fund's transfer agent, distributor, or authorized dealer, subject to any applicable front end sales charge. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Fund's Advisor. Any application that is sent to the transfer agent does not con-

24

stitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

METHOD                     CUT-OFF TIME
-------------------------  ------------
By Mail                    Market Close
By Phone                   Market Close
By Internet                Market Close
By Financial Intermediary  Market Close*


* EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE EARLIER CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.


EARLY TRANSACTION CUT-OFF TIMES

On any day that the Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

      CALCULATING NAV


      The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable sales charges and/or redemption fee.


      The Fund calculates its NAV by:

      -     Taking the current market value of its total assets

      -     Subtracting any liabilities

      - Dividing that amount by the total number of shares owned by shareholders


      The Fund calculates NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the NYSE closes early -- such as on days in advance of holidays generally observed by the NYSE -- the Fund will calculate NAV as of the earlier closing time in accordance with the policies set forth in the Fund's SAI. These dates are listed in the SAI. For more information on these early closings, please call 800.820.0888 or visit the Rydex web site - www.rydexinvestments.com.

      In calculating NAV, the Fund generally values its investment portfolio, except for its investments in commodity-linked structured securities, including structured notes, based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Fund thinks that they are unreliable, the Fund prices those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a

                                                                   PROSPECTUS 25

      particular portfolio security was halted during the day and did not resume prior to the Fund's NAV calculation. The Fund may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Fund calculates NAV. The Fund will regularly value its investments in structured notes at fair value.

      The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

      The Fund may invest up to 25% of its total assets in shares of the Subsidiary. The Subsidiary offers to redeem all or a portion of its shares at the current NAV every Business Day. The value of the Subsidiary's shares will fluctuate with the value of the Subsidiary's portfolio investments. The Subsidiary prices its portfolio investments pursuant to the same pricing and valuation methodologies and procedures described above.


      More information about the valuation of the Fund's holdings can be found in the SAI.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Fund. Transaction orders received in good order by your financial intermediary will be processed at the Fund's next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

SALES CHARGES

A-CLASS SHARES

A-Class Shares are sold at NAV, plus the applicable front-end sales charge. The sales charge is used to pay your financial intermediary a sales commission up to

26

a total of 4.75% of the purchase price of your investment in connection with your initial purchase. However, in some cases, described below, your purchase may not be subject to an initial sales charge, and the offering price will be the NAV. In other cases, you may be eligible for a reduced sales charge. The sales charge varies depending on the amount of your purchase. The current sales charge rates are as follows:


                                       SALES           SALES
                                    CHARGE AS %   CHARGE AS % OF
                                    OF OFFERING     NET AMOUNT
     AMOUNT OF INVESTMENT              PRICE         INVESTED
---------------------------------   -----------   --------------
Less than $100,000                     4.75%           4.99%
$100,000 but less than $250,000        3.75%           3.90%
$250,000 but less than $500,000        2.75%           2.83%
$500,000 but less than $1,000,000      1.60%           1.63%
$1,000,000 or greater                    *               *


* FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NAV, WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1% CDSC BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER. THE CDSC IS USED TO REIMBURSE THE DISTRIBUTOR FOR PAYING YOUR FINANCIAL INTERMEDIARY A SALES COMMISSION UP TO A TOTAL OF 1.00% OF THE PURCHASE PRICE OF YOUR INVESTMENT IN CONNECTION WITH YOUR INITIAL PURCHASE. FOR MORE INFORMATION ABOUT WHETHER YOUR FINANCIAL INTERMEDIARY HAS ENTERED INTO SUCH AN ARRANGEMENT, CONTACT YOUR INTERMEDIARY DIRECTLY.

HOW TO REDUCE YOUR SALES CHARGE


You may be eligible to purchase A-Class Shares for reduced sales charges. To qualify for these reductions, you or your financial intermediary must provide sufficient information, IN WRITING AND AT THE TIME OF PURCHASE, to verify that your purchase qualifies for such treatment. For additional information, including information on aggregating purchases among related accounts to receive reduced sales charges, see the SAI. Consistent with the policies described in this Prospectus, you and your "immediate family" (your spouse and your children under the age of 21) may combine your Fund holdings to reduce your sales charge.

      - RIGHTS OF ACCUMULATION. To qualify for the lower sales charge rates that apply to larger purchases of A-Class Shares, you may combine your new purchases of A-Class Shares with the shares of any other A-Class Shares or C-Class Shares of Rydex Funds (offered in a separate prospectus) that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other A-Class and C-Class Shares that you own. Additionally, you may combine simultaneous purchases of A-Class Shares of the Fund with

                                                                   PROSPECTUS 27

            A-Class Shares of any other Rydex Fund to reduce the sales charge rate that applies to the purchase of A-Class Shares of any Rydex Fund. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.

      - LETTERS OF INTENT. Under a Letter of Intent ("LOI"), you commit to purchase a specified dollar amount of A-Class Shares of Rydex Funds during a 13-month period. At your written request, A-Class Share purchases made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Fund to hold in escrow 4% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).


SALES CHARGE WAIVERS

The sales charge on purchases of A-Class Shares is waived for certain types of investors, including:

      - REPURCHASE OF A-CLASS SHARES. If you have redeemed A-Class Shares of any Rydex Fund within the past 365 days, you may repurchase an equivalent amount of A-Class Shares of any Rydex Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 365 days of your redemption. Note that if you reacquire shares through separate installments (E.G., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 365 days of your redemption.

      - Directors and officers of any fund sponsored by the Advisor or any of its subsidiaries and their immediate families (E.G., spouse, children, mother or father).

28

      - Employees of the Advisor and their immediate families, or any full-time employee or registered representative of the Distributor or of broker-dealers having dealer agreements with the Distributor (a "Selling Broker") and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

      - Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the Fund's shares and their immediate families.

      - Participants in certain "wrap-fee" or asset allocation programs or other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor.

      - Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor.

      - Employer-sponsored retirement plans including, but not limited to, those that qualify under Sections 403(b), 401(a), 401(k) or 457 of the Internal Revenue Code of 1986, as amended, where at the time of purchase the Distributor has been notified in writing that such plan has at least $100 million in assets or 100 participating employees. Employer-sponsored retirement plans do not include IRAs, Roth IRAs, SEP or SARSEP plans, profit-sharing plans, single participant plans or plans covering self-employed individuals and their employees; such account types, however, may apply for sales charge reductions. Please see the SAI for more information.

The Fund does not waive sales charges for the reinvestment of proceeds from the sale of shares of a non-Rydex Fund where those shares were subject to a front-end sales charge (sometimes called an NAV Transfer).

SALES CHARGE EXCEPTIONS

You will not pay initial sales charges on the following:

      - Purchases of A-Class Shares of the Rydex U.S. Government Money Market Fund, which are offered in a separate prospectus.

      -     A-Class Shares purchased by reinvesting dividends and distributions.

      - When exchanging A-Class Shares of the Fund for A-Class Shares of another Rydex Fund, unless you are exchanging A-Class Shares of the Rydex U.S. Government Money Market Fund that have not previously been subject to a sales charge.

                                                                   PROSPECTUS 29

C-CLASS SHARES

C-Class Shares are sold at NAV, without any up-front sales charge, so that the full amount of your purchase is invested in the Fund. However, if you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your initial purchase price or current market value, whichever is lower. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your initial purchase. If your intermediary has entered into arrangements with the Distributor to forego receipt of that initial 1.00% sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C-Class Shares. For more information about whether your broker-dealer has entered into such an arrangement, contact your intermediary directly.

WAIVER OF CDSC

The CDSC will be waived for the redemption of C-Class Shares:

      - purchased through a financial intermediary that has entered into arrangements with the Distributor to forego receipt of an initial sales commission;

      -     purchased by reinvesting dividends;

      -     following the death or disability of a shareholder;

      - on the first 10% of shares that are sold within 12 months of purchase; or

      - resulting from the Fund exercising its right to redeem accounts that maintain a balance below the current applicable minimum investment.

The policy of waiving the CDSC for certain redemptions may be modified or discontinued, with respect to new shareholders, at any time.

BUYING FUND SHARES


The Fund offers its shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Fund's transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order. The Fund charges a 1.00% redemption fee on redemptions of shares made within ninety (90) days of the date of purchase. See "Frequent Purchases and Redemptions of Fund Shares" for more information.

30

PURCHASE PROCEDURES


The Fund offers you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Fund does not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Fund. Any payment instrument refused will generally be returned to you within twenty-four (24) hours of Rydex's refusal to accept such instrument, but in no event later than seventy-two (72) hours after such refusal.

Retirement contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.


You may buy shares and send your purchase proceeds by any of the following methods:

BY MAIL
IRA AND OTHER RETIREMENT ACCOUNTS REQUIRE ADDITIONAL PAPERWORK.

CALL RYDEX CLIENT SERVICES TO REQUEST A RETIREMENT ACCOUNT INVESTOR APPLICATION KIT.

        INITIAL PURCHASE                    SUBSEQUENT PURCHASES
-------------------------------       -----------------------------------
Complete the account                  Complete the Rydex investment
application that corresponds to       slip included with your quarterly
the type of account                   statement or send written
you are opening.                      purchase instructions
                                      that include:

-   MAKE SURE TO DESIGNATE THE        -   YOUR NAME
    RYDEX FUND(S) YOU  WANT TO
    PURCHASE.

                                      -   YOUR SHAREHOLDER ACCOUNT
                                          NUMBER

-   MAKE SURE YOUR INVESTMENT
    MEETS THE ACCOUNT                 -   THE RYDEX FUND(S) YOU WANT TO
    MINIMUM.                              PURCHASE.

                  Make your check payable to RYDEX INVESTMENTS.

               Your check must be drawn on a U.S. bank and payable
                                in U.S. Dollars.

           Include the name of the Rydex Fund(s) you want to purchase on your check.

               IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO
                PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE
                    RYDEX U.S. GOVERNMENT MONEY MARKET FUND,
                   WHICH IS OFFERED IN A SEPARATE PROSPECTUS.

Mail your application and           Mail your written purchase
      check to:                     instructions and check to:

MAILING ADDRESS:
Rydex Investments
Attn: Ops. Dept.
9601 Blackwell Road, Suite 500
Rockville, MD 20850

                                                                   PROSPECTUS 31

BY WIRE
RYDEX CLIENT SERVICES PHONE NUMBER: 800.820.0888 OR 301.296.5406

         INITIAL PURCHASE                  SUBSEQUENT PURCHASES
-------------------------------       -----------------------------------
Submit new account paperwork,         Be sure to designate in your wire
and then call Rydex to obtain         instructions the Rydex Fund(s) you
your account number.                  want to purchase.

-     MAKE SURE TO DESIGNATE THE RYDEX FUND(S) YOU WANT TO PURCHASE.

-     MAKE SURE YOUR INVESTMENT MEETS THE ACCOUNT MINIMUM.

To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order, YOU MUST CALL RYDEX CLIENT SERVICES AND PROVIDE THE FOLLOWING INFORMATION
PRIOR TO THE TRANSACTION CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE PURCHASING:

-     Account Number

-     Fund Name

-     Amount of Wire

-     Fed Wire Reference Number (upon request)

You will receive a confirmation number to verify that your purchase order has been accepted.

        IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING WIRE,
          YOUR PURCHASE ORDER WILL NOT BE PROCESSED UNTIL THE BUSINESS
                     DAY FOLLOWING THE RECEIPT OF THE WIRE.

WIRE INSTRUCTIONS:
U.S. Bank
Cincinnati, OH
Routing Number: 0420-00013
For Account of: Rydex Investments
Account Number: 48038-9030
[Your Name]
[Your shareholder account number]

              IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO
                PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE
                    RYDEX U.S. GOVERNMENT MONEY MARKET FUND,
                   WHICH IS OFFERED IN A SEPARATE PROSPECTUS.

32

BY ACH (FAX)
RYDEX FAX NUMBER: 301.296.5103

      INITIAL PURCHASE                      SUBSEQUENT PURCHASES
-------------------------------     -----------------------------------
Submit new account paper-           SUBSEQUENT PURCHASES MADE
work, and then call Rydex to        VIA ACH MUST BE A MINIMUM OF $50.
obtain your accounts number.        To make a subsequent purchase send
Be sure to complete the             written purchase instructions that include:
"Electronic Investing via
("ACH")" section. Then, fax  it
to Rydex (ONLY Individual,           -  YOUR NAME
Joint and UGMA/UTMA accounts
may be opened by fax).               -  YOUR SHAREHOLDER ACCOUNT NUMBER

-   MAKE SURE TO INCLUDE A
    LETTER OF INSTRUCTION            -  THE RYDEX FUND(S) YOU WANT TO PURCHASE
    REQUESTING THAT WE
    PROCESS YOUR PURCHASE BY
    ACH.                             -  ACH BANK INFORMATION (IF NOT ON RECORD).

-   MAKE SURE TO DESIGNATE
    THE RYDEX FUND(S) YOU
    WANT TO PURCHASE.

-   MAKE SURE YOUR INVESTMENT
    MEETS THE ACCOUNT
    MINIMUM.

BY ACH (INTERNET)         Follow the directions on the Rydex web site -
                                     www.rydexinvestments.com

CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

      -     if your bank does not honor your check for any reason

      -     if the transfer agent (Rydex) does not receive your wire transfer

      -     if the transfer agent (Rydex) does not receive your ACH transfer

      -     if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND'S NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

                                                                   PROSPECTUS 33

SELLING FUND SHARES


The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any Business Day. You may redeem all or any portion of your Fund shares at the Fund's next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Fund's transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent or your financial intermediary. The Fund charges a 1.00% redemption fee on redemptions of shares made within ninety
(90) days of the date of purchase. See "Frequent Purchases and Redemptions of Fund Shares" for more information.

The Fund may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the U.S. Securities and Exchange Commission. The Fund reserves the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.


REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Fund also offers you the option to send redemption orders to Rydex by:

MAIL        Rydex Investments
            Attn: Ops. Dept.
            9601 Blackwell Road, Suite 500
            Rockville, MD 20850

FAX         301.296.5103
            If you send your redemption order by fax, you must call Rydex Client Services at 800.820.0888 or
            301.296.5406 to verify that your fax was received and when it will be processed.

TELEPHONE   800.820.0888 or 301.296.5406 (not available for retirement accounts)

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

      -     your name

      -     your shareholder account number

      -     Fund name(s)

      -     dollar amount or number of shares you would like to sell

34

      - whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

      - signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically, via ACH, or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

   SIGNATURE GUARANTEES

   purchaseSignature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Fund.

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Fund may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum require-

                                                                   PROSPECTUS 35

ments for any reason. The Fund may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Fund will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES


An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of A-Class Shares or C-Class Shares of any Rydex Fund for A-Class Shares or C-Class Shares of any other Rydex Fund on the basis of the respective NAVs of the shares involved. An exchange of A-Class Shares of the Rydex U.S. Government Money Market Fund, which are offered in a separate prospectus, that have not previously been subject to a sales charge will be treated as an initial purchase of the other Rydex Fund and applicable sales charges will apply. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent or your financial intermediary prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" for additional information. The exchange privilege may be modified or discontinued at any time.


EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Fund also offers you the option to send exchange requests to Rydex by:

MAIL          Rydex Investments
              Attn: Ops. Dept.
              9601 Blackwell Road, Suite 500
              Rockville, MD 20850

FAX           301.296.5101
              If you send your exchange request by fax, you must call Rydex Client Services at 800.820.0888 to verify that your fax was received and when it will be processed.

TELEPHONE     800.820.0888 OR 301.296.5406

INTERNET Follow the directions on the Rydex web site - www.rydexinvestments.com

36

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

      -     your name

      -     your shareholder account number

      - Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

      - dollar amount, number of shares or percentage of Fund position involved in the exchange

      - signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS

On any Business Day, investors may make exchanges of A-Class Shares or C-Class Shares of the Fund for A-Class Shares or C-Class Shares of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS, INCLUDING THE MANAGED FUTURES STRATEGY FUND, DO NOT ALLOW UNLIMITED TRADING. SEE "FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES" FOR MORE INFORMATION. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling 800.820.0888 or
301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.

                                                                   PROSPECTUS 37

RYDEX ACCOUNT POLICIES

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Fund may use this information to attempt to verify your identity. The Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under applicable law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, and to obtain the appropriate forms, please visit the Rydex web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

38

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Fund nor its transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Fund, nor its transfer agent, is responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (E.G., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

EDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Fund through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Fund reserves the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

                                                                   PROSPECTUS 39

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Fund's transfer agent for services associated with the following:


      - $ 15 for wire transfers of redemption proceeds under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver.


      -     $ 50 on purchase checks returned for insufficient funds

      - $ 25 to stop payment of a redemption check within 10 Business Days of the settlement date

      - $ 15 for standard overnight packages (fee may be higher for special delivery options)


      -     $ 25 for bounced drafts or ACH transactions


      -     $ 15 per year for low balance accounts

      - The Fund reserves the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee (and any unpaid annual maintenance fee) will be deducted from the proceeds of your redemption. You may pay the annual maintenance fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted from your account.

ACCOUNT FEE WAIVERS


The following fees will be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged: the annual maintenance fee for retirement accounts; and the wire transfer charge of $15 for wire redemptions less than $5,000. Additionally, the wire transfer charge of $15 for wire redemptions less than $5,000 will be waived for accounts that are held directly through the Fund's transfer agent that also have an adviser.

40

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES


FREQUENT TRADING POLICY. Unlike most other Rydex Funds, the Fund is not suitable for purchase by active investors. The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Fund.

REDEMPTION FEE POLICY. In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of same, the Board of Trustees has approved a 1.00% redemption fee to be imposed uniformly on all Fund shares redeemed within ninety (90) days of the date of purchase (including shares of the Fund that are acquired through an exchange) subject to the limitations discussed below. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of the Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Fund requests that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Fund. However, the Fund recognizes that due to operational and system limitations, intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's. Therefore, to the extent that financial intermediaries are unable to collect the redemption fee, the Fund may not be able to defray the expenses associated with short-term trades made by that financial intermediary's customers.

REDEMPTION FEE WAIVERS. The Fund reserves the right to waive the redemption fee in its discretion where either the Fund believes such waiver is in the best interests of the Fund, including, but not limited to, certain categories of redemptions that the Fund reasonably believes may not raise frequent trading

                                                                   PROSPECTUS 41

or market timing concerns or where the financial intermediary's processing systems are unable to properly apply the redemption fee. These categories currently include (i) participants in certain group retirement plans or group annuity contracts whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic redemptions; (v) retirement loans and withdrawals; (vi) redemptions in accounts participating in certain approved asset allocation programs; and (vii) transactions by certain qualified fund of funds. A qualified fund of fund(s) is a mutual fund or other collective investment vehicle that either applies the Fund's frequent trading and/or redemption fee policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the Fund's Chief Compliance Officer. Qualified fund of funds include fund of fund(s) advised by the Advisor.


For purposes of applying the Fund's policies, the Advisor may consider the trading history of accounts under common ownership or control. In addition, the Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Advisor reasonably believes that the trading activity would be harmful or disruptive to the Fund. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund's access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.

RIGHTS RESERVED BY THE FUND

The Fund reserves the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Fund or in cases where the Fund is requested or compelled to do so by applicable law. If your account is closed at the request of

42

governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES

A-CLASS SHARES


The Fund has adopted a Distribution Plan applicable to A-Class Shares that allows the Fund to pay distribution fees to the Distributor and other firms that provide distribution services ("Service Providers"). The Fund will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Distributor generally will, in turn, pay the Service Provider out of its fees. Because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.


C-CLASS SHARES


The Fund has adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, applicable to C-Class Shares that allows the Fund to pay annual distribution and service fees of 1.00% of the Fund's average daily net assets. The annual 0.75% distribution fee reimburses the Distributor for paying your intermediary a sales commission. The annual 0.25% service fee compensates your intermediary for providing ongoing services to you. The Distributor advances the first year's distribution and service fees, and retains the distribution and service fees on accounts with no authorized intermediary of record. Because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.


COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Fund. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in

                                                                   PROSPECTUS 43

response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by the Fund. If you own Fund shares on the Fund's record date, you will be entitled to receive the dividend. The Fund may declare and pay dividends on the same date. The Fund makes distributions of capital gains, if any, at least annually. The Fund, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of the Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Fund in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Fund receives your written notice. To cancel your election, simply send written notice to the Fund. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION

The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as the Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

44

One of the requirements for qualification as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income"). The status of the swap agreements and other commodity-linked derivative instruments under tests to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, has been recently addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked swaps in which the Fund invests will not be considered qualifying income after September 30, 2006. Accordingly, the Fund currently restricts its income from commodity-linked swaps (when combined with its other investments that produce non-qualifying income) to be less than 10 percent of its gross income.

If the Fund were to fail to qualify as a regulated investment company in any year, the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund's earnings and profits.


The Fund has received a private letter ruling from the IRS that concludes that the income and gains from certain commodities-linked notes held by the Fund will be treated as qualifying income for purposes of the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended. The Advisor believes it can successfully operate the Fund in a manner consistent with the Fund's investment objective by investing in these commodities-linked structured notes. See "Dividends, Distributions and Taxes - Special Tax Considerations" in the SAI.

In addition, the Fund's investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirement under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund has received a private letter ruling from the IRS that concludes that the income the Fund receives from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code of 1986, as amended. See "Dividends, Distributions and Taxes - Tax Implications of the Investment in the Subsidiary" in the SAI.

                                                                   PROSPECTUS 45

TAX STATUS OF DISTRIBUTIONS

      - The Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.


      - The income dividends and short-term capital gains distributions you receive from the Fund will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.


      - The Fund expects to distribute primarily ordinary income distributions.

      - Any long-term capital gains distributions you receive from the Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

      - Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

      - Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

      - Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.

      - Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by the Fund for more than one year.

      - Distributions paid in January but declared by the Fund in October, November or December of the previous year may be taxable to you in the previous year.

      - The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

      - If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

46

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Fund through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

The Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Fund and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.


THE ADVISOR

MANAGEMENT OF THE FUND

PADCO Advisors, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Fund. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor makes investment decisions for the assets of the Fund and continuously reviews, supervises, and administers the Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities of the Fund. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Fund paid the Advisor a fee for the fiscal year ended March 31, 2008 at an annualized rate based on the average daily net assets of the Fund, as set forth below:


                                                                      ADVISORY
FUND                                                                    FEE
------------------------                                              --------
MANAGED FUTURES STRATEGY                                               0.90%


The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary as discussed in more detail under "Management of the Subsidiary." The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

                                                                   PROSPECTUS 47

A discussion regarding the basis for the Board's August 2007 approval of the Fund's investment advisory agreement is available in the Alternative Investment Funds' September 30, 2007 Semi-Annual Report to Shareholders, which covers the period April 1, 2007 to September 30, 2007.

MANAGEMENT OF THE SUBSIDIARY

As with the Fund, the Advisor is responsible for the selection of the Subsidiary's investments and the administration of the Subsidiary's investment program pursuant to an investment advisory agreement between the Advisor and the Subsidiary. Under the advisory agreement, the Advisor provides the Subsidiary with the same type of management, under the same terms, as are provided to the Fund. The Subsidiary has also entered into separate contracts for the provision of custody, transfer agency, and audit services with the same service providers that provide those services to the Fund.

The Subsidiary will pay the Advisor a fee at an annualized rate of 0.90% based on the average daily net assets of the Subsidiary's portfolio. As stated above, the Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Advisor unless the Advisor first obtains the prior approval of the Fund's Board of Trustees for such termination. The rate of the management fee paid directly or indirectly by the Fund, calculated by aggregating the fees paid to the Advisor by the Fund (after waivers) and the Subsidiary, may not increase without the prior approval of the Board and a majority of the Fund's shareholders. The Subsidiary will also bear the fees and expenses incurred in connection with the custody, transfer agency, and audit services that it receives. The Fund expects that the expenses borne by the Subsidiary will not be material in relation to the value of the Fund's assets. Therefore, it is expected that the Fund's investment in the Subsidiary will not result in the Fund's paying duplicative fees for similar services provided to the Fund and Subsidiary. Please see the SAI for more information about the organization and management of the Subsidiary.


PORTFOLIO MANAGEMENT


Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of six investment professionals that are responsible for overseeing different functions within the Portfolio Department. Including Mr. Byrum, those members include Michael Dellapa as the Director of Alternative Investment Strategies, Ryan Harder as Senior Portfolio Manager, Douglas Holmes as the Director of Stock Selection and Asset Allocation, David Reilly as the head of Portfolio Strategies,

48

and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 15 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following four individuals are jointly and primarily responsible for the management of the Fund.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility for the management of the Fund. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa, Harder, and Holmes. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, and helped to create the Sector Funds, all of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed the Fund since its inception.

MICHAEL J. DELLAPA, CFA, CAIA, Director of Alternative Investment Strategies - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, including the Absolute Return Strategies Fund and the Hedged Equity Fund, all of which are offered in a separate prospectus. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became the Director of Alternative Investment Strategies. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst

                                                                   PROSPECTUS 49

for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed the Fund since its inception.

RYAN A. HARDER, CFA, Senior Portfolio Manager - Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Absolute Return Strategies, Hedged Equity, High Yield Strategy and Inverse High Yield Strategy Funds, all of which are offered in a separate prospectus. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed the Fund since March 2008.

DOUGLAS HOLMES, CFA, Director of Stock Selection and Asset Allocation - As the Director of Stock Selection and Asset Allocation, Mr. Holmes oversees the development and daily maintenance of the stock selection and asset allocation methodologies employed by the Rydex Funds. While Mr. Holmes is involved in the management of all of the Rydex Funds, he focuses on the management of the Alternative Investment, Essential Portfolio and Sector Funds, all of which are offered in a separate prospectus. Mr. Holmes first became associated with Rydex as a consultant in September 2004. In October 2005, Mr. Holmes accepted a permanent position as the Strategic Advisor and in September 2007 was named the Director of Stock Selection and Asset Allocation. Mr. Holmes has been a member of the ILT since its inception. Prior to his association with Rydex, Mr. Holmes was a 20-year veteran of State Street Global Advisors as the department head of the US Indexing Department, the US Active Department, and finally the Global Enhanced Department. He holds a BS degree in mathematics from Northeastern University. Mr. Holmes has co-managed the Fund since March 2008.


Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund is available in the SAI.

50

FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of operations of the Fund's A-Class Shares or C-Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The infor-

                                               NET            NET
                                             REALIZED      INCREASE
                                               AND        (DECREASE)
                    NET ASSET               UNREALIZED   IN NET ASSET   DISTRIBUTIONS  DISTRIBUTIONS
                      VALUE,       NET        GAINS         VALUE         FROM NET       FROM NET
                    BEGINNING  INVESTMENT  (LOSSES) ON  RESULTING FROM   INVESTMENT      REALIZED             TOTAL
YEAR ENDED          OF PERIOD    INCOME+   INVESTMENTS    OPERATIONS       INCOME         GAINS           DISTRIBUTIONS
------------------  ---------  ----------  -----------  --------------  -------------  -------------      -------------
MANAGED FUTURES FUND A-CLASS
   MARCH 31, 2008   $   25.03  $      .57  $      2.64  $         3.21  $          --  $         (--)@    $         (--)@
   March 31, 2007*      25.00         .09         (.06)            .03             --             --                 --

MANAGED FUTURES FUND C-CLASS
   MARCH 31, 2008       25.02         .35         2.65            3.00             --            (--)@              (--)@
   March 31, 2007*      25.00         .05         (.03)            .02             --             --                 --

  * SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 2, 2007 -- MANAGED FUTURES FUND A-CLASS AND C-CLASS.

 **     ANNUALIZED

  +     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++     OPERATING EXPENSES EXCLUDE SHORT DIVIDENDS EXPENSE.

+++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

  @     LESS THAN $.01 PER SHARE

                                                                   PROSPECTUS 51

mation provided below has been audited by Ernst & Young LLP, whose report, along with the financial statements and related notes, appear in the Fund's 2008 Annual Report dated March 31, 2008. The 2008 Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2008 Annual Report is incorporated by reference herein and in the SAI.

                                                                  RATIOS TO
                                                              AVERAGE NET ASSETS:
                                   -----------------------------------------------------------------------------------------
                                                                                                                      NET
                        NET          NET                                                                            ASSETS,
                      INCREASE      ASSET                                                                           END OF
REDEMPTION         (DECREASE) IN    VALUE,       TOTAL                                       NET        PORTFOLIO   PERIOD
  FEES                NET ASSET     END OF    INVESTMENT    TOTAL        OPERATING       INVESTMENT      TURNOVER   (000'S
COLLECTED              VALUE        PERIOD     RETURN+++   EXPENSES       EXPENSES         INCOME         RATE      OMITTED)
----------         -------------   --------   ----------   --------      ---------       ----------     ---------   --------
$      .02         $        3.23   $  28.26        12.92%      1.72%          1.69%++          2.15%          154%  $128,744
        --@                  .03      25.03         0.12%      1.81%**        1.81%**++        2.06%**         20%    23,655

       .02                  3.02      28.04        12.08%      2.48%          2.45%++          1.30%          154%    46,005
        --@                  .02      25.02         0.08%      2.60%**        2.60%**++        1.15%**         20%     2,703

52



BENCHMARK PUBLISHER INFORMATION

THE FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S ("S&P") OR ALPHA FINANCIAL TECHNOLOGIES, INC. ("AFT"), THE OWNER OF THE S&P DTI. S&P AND AFT MAKE NO REPRESENTATION, CONDITION, WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE FUND PARTICULARLY OR THE ABILITY OF THE S&P DTI TO PROVIDE A BASIS FOR SUPERIOR INVESTMENT PERFORMANCE. S&P'S AND AFT'S ONLY RELATIONSHIP TO LICENSEE IS THE LICENSING OF CERTAIN OF THEIR TRADEMARKS AND OF THE S&P DTI, WHICH IS DETERMINED, COMPOSED AND CALCULATED WITHOUT REGARD TO LICENSEE OR THE FUND. S&P AND AFT HAVE NO OBLIGATION TO TAKE THE NEEDS OF LICENSEE OR THE OWNERS OF THE FUND INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE S&P DTI. S&P AND AFT ARE NOT RESPONSIBLE FOR AND HAVE NOT PARTICIPATED IN THE DETERMINATION OF THE PRICES AND AMOUNT OF THE FUND OR THE TIMING OF THE ISSUANCE OR SALE OF THE FUND OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE FUND IS TO BE CONVERTED INTO CASH. S&P AND AFT HAVE NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING, OR TRADING OF THE FUND.

S&P AND AFT DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P DTI OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P AND AFT MAKE NO WARRANTY OR CONDITION, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P DTI OR ANY DATA INCLUDED THEREIN. S&P AND AFT MAKE NO EXPRESS OR IMPLIED WARRANTIES OR CONDITIONS, AND EXPRESSLY DISCLAIM ALL WARRANTIES OR CONDITIONS OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P DTI OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P OR AFT HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) RESULTING FROM THE USE OF THE S&P DTI OR ANY DATA INCLUDED THEREIN, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

MORE INFORMATION ABOUT THE BENCHMARK PUBLISHER IS LOCATED IN THE SAI.

                                                                   PROSPECTUS 53


ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUND IS INCLUDED IN THE SAI DATED AUGUST 1, 2008. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE U.S. SECURITIES AND EXCHANGE COMMISSION MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE U.S. SECURITIES AND EXCHANGE COMMISSION PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE U.S. SECURITIES AND EXCHANGE COMMISSION BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE U.S. SECURITIES AND EXCHANGE COMMISSION AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.


YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUND'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING ITS LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUND OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S U.S. SECURITIES AND EXCHANGE COMMISSION REGISTRATION NUMBER IS 811-07584.

[RYDEXINVESTMENTS LOGO]

9601 Blackwell Road - Suite 500 - Rockville, MD 20850
800.820.0888 - www.rydexinvestments.com

RMFAC-1-0808x0509

                                                              RYDEX SERIES FUNDS

                            A-CLASS AND C-CLASS SHARES PROSPECTUS AUGUST 1, 2008

                                                               MONEY MARKET FUND
                                                    U.S. GOVERNMENT MONEY MARKET

                                                         (RYDEXINVESTMENTS LOGO)


The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


MONEY MARKET FUND
   U.S. GOVERNMENT MONEY MARKET FUND  . . . . . . . . . . . . . . . .   2
DESCRIPTIONS OF PRINCIPAL RISKS . . . . . . . . . . . . . . . . . . .   2
FUND PERFORMANCE . . . . . . . . . . . . . . . . . . . . . . . . .  .   3
FUND FEES AND EXPENSES . . . . . . . . . . . . . . . . . . . . . .  .   4
MORE INFORMATION ABOUT THE FUND . . . . . . . . . . . . . . . . . . .   5
SHAREHOLDER INFORMATION . . . . . . . . . . . . . . . . . . . . . . .   6
TRANSACTION INFORMATION . . . . . . . . . . . . . . . . . . . . . . .   7
SALES CHARGES . . . . . . . . . . . . . . . . . . . . . . . . . . . .   9
   A-CLASS SHARES . . . . . . . . . . . . . . . . . . . . . . . . . .   9
   C-CLASS SHARES . . . . . . . . . . . . . . . . . . . . . . . . . .   9
BUYING FUND SHARES . . . . . . . . . . . . . . . . . . . . . . . .  .  10
SELLING FUND SHARES . . . . . . . . . . . . . . . . . . . . . . . . .  14
EXCHANGING FUND SHARES . . . . . . . . . . . . . . . . . . . . . .  .  16
RYDEX ACCOUNT POLICIES . . . . . . . . . . . . . . . . . . . . . .  .  18
DISTRIBUTION AND SHAREHOLDER SERVICES . . . . . . . . .                21
DIVIDENDS AND DISTRIBUTIONS . . . . . . . . . . . . . . . . . . . . .  22
TAX INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . .  23
MANAGEMENT OF THE FUND . . . . . . . . . . . . . . . . . . . . . .  .  24
FINANCIAL HIGHLIGHTS . . . . . . . . . . . . . . . . . . . . . . .  .  28
ADDITIONAL INFORMATION . . . . . . . . . . . . . . . . . . . . . .  .  30

                                                                    PROSPECTUS 1

                               RYDEX SERIES FUNDS
                                 A-CLASS SHARES
                                 C-CLASS SHARES

           9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 - 301.296.5100 - WWW.RYDEXINVESTMENTS.COM


Rydex Series Funds (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (funds). This Prospectus describes the U.S. Government Money Market Fund (the "Fund"). The Fund is advised by PADCO Advisors, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor").

A-Class Shares and C-Class Shares of the Funds are sold through broker-dealers and other financial institutions ("financial intermediaries") whose clients take part in certain asset allocation investment programs. Investors may exchange shares of the Funds through their financial intermediary or directly through the Rydex web site - www.rydexinvestments.com - or over the phone.


RISKS OF INVESTING IN THE FUND

The value of the Fund may fluctuate. In addition, Fund shares:

      -     MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

      -     ARE NOT FEDERALLY INSURED

      -     ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

      -     ARE NOT BANK DEPOSITS

      -     ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

2

U.S. GOVERNMENT MONEY MARKET FUND

A-CLASS (RYAXX)                                               C-CLASS (RYCXX)

FUND OBJECTIVE

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PRINCIPAL INVESTMENT STRATEGY


The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund may also invest in Eurodollar Time Deposits. The Fund operates under U.S. Securities and Exchange Commission rules, which impose certain liquidity, maturity, and diversification requirements on all money market funds. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.


PRINCIPAL RISKS

The U.S. Government Money Market Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Interest Rate Risk                -     Stable Price Per Share Risk

Please see "Descriptions of Principal Risks" below for a discussion of each of the principal risks that apply to the Fund.

DESCRIPTIONS OF PRINCIPAL RISKS

INTEREST RATE RISK - Interest Rate Risk involves the potential for decline in the Fund's yield (the rate of dividends the Fund pays) in the event of declining interest rates.

STABLE PRICE PER SHARE RISK - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.

                                                                    PROSPECTUS 3

FUND PERFORMANCE


The following bar chart shows the performance of the C-Class Shares of the Fund from year to year, and the following tables show the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

U.S. GOVERNMENT MONEY MARKET FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS 0.48%.

                                    (BAR GRAPH)

Year           Quarter Return
----           --------------
2001               2.32%
2002               0.11%
2003               0.01%
2004               0.03%
2005               1.30%
2006               3.02%
2007               3.18%


Highest Quarter Return                                   Lowest Quarter Return
(quarter ended 3/31/2001) 1.00%                 (quarter ended 3/31/2003) 0.00%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                               Since Inception
A-CLASS SHARES                                  Past 1 Year       (3/31/2004)
--------------                                  -----------    ---------------
Return Before Taxes                                 3.95%             2.68%

                                                               Since Inception
C-CLASS SHARES                  Past 1 Year    Past 5 Years       (10/19/2000)
--------------                  -----------    ------------    ---------------
Return Before Taxes                 3.18%          1.51%              1.52%

YIELD

Call 800.820.0888 for the Fund's current yield.

4

FUND FEES AND EXPENSES


The table below describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund.

                                                             A-CLASS    C-CLASS
                                                             -------    -------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)(1)

Maximum Deferred Sales Charge (Load)
(as a percentage of initial purchase price or
current market value, whichever is lower)(2)                   None      1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                               0.50%      0.50%

Distribution and Shareholder Service (12b-1) Fees             0.25%      1.00%

Other Expenses                                                0.43%      0.43%
                                                              ----       ----
Total Annual Fund Operating Expenses                          1.18%      1.93%
                                                              ====       ====



(1) THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.

(2) THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH RYDEX DISTRIBUTORS INC. (THE "DISTRIBUTOR") TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.


EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in A-Class Shares or C-Class Shares of the Fund with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your costs based on these assumptions.


                                  1 YEAR     3 YEARS    5 YEARS      10 YEARS
                                ---------    --------  ---------   -----------
A-Class Shares                  $     120    $    375  $     649   $     1,432

C-Class Shares
   IF YOU SELL YOUR SHARES
     AT THE END OF THE PERIOD:  $     296    $    606  $   1,042   $     2,254
   IF YOU DO NOT SELL YOUR
     SHARES AT THE END OF
     THE PERIOD:                $     196    $    606  $   1,042   $     2,254

                                                                    PROSPECTUS 5

MORE INFORMATION ABOUT THE FUND:

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

6

INVESTING WITH RYDEX:

SHAREHOLDER INFORMATION

A-Class Shares and C-Class Shares are offered primarily through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Fund. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. For more information on opening an account, call Rydex Client Services at
800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

    MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

    The minimum initial investment amounts and minimum account balance requirements for A-Class Shares or C-Class Shares are:

      -     $ 1,000 for retirement accounts

      -     $ 2,500 for all other accounts

    Accounts opened through a financial intermediary will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

    There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures."

    Rydex reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

    Purchases of C-Class Shares of the Fund requested in an amount of $1,000,000 or more will be automatically made in A-Class Shares of the Fund.

                                                                    PROSPECTUS 7

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

- You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

-     Attach a copy of the trust document when establishing a trust account.

- When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

- You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

-     Be sure to sign the application.

- If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION


This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Fund. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE or as otherwise permitted by the U.S. Securities and Exchange Commission - the Fund reserves the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The NYSE holiday schedule is included in the SAI and Rydex will post advance notice of early closings at www.rydexinvestments.com.


Notwithstanding the foregoing, the Fund reserves the right to accept orders to purchase or redeem shares on any day that is not a Business Day and the Federal Reserve Bank of New York or National Securities Clearing Corporation remains open. In addition, the Fund may designate special hours of operation on any such day. In the event that the Fund invokes the right to accept orders to purchase or redeem shares on any day that is not a Business Day and/or adopt special hours of operation, the Fund will post advance notice of these events at www.rydexinvestments.com.

8

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Fund's transfer agent, distributor, or authorized dealer, subject to any applicable front end sales charge. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Fund's Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

METHOD                                                   CUT-OFF TIME
-------------------------                          ------------------------
By Mail                                                  Market Close
By Phone                                           1:00 P.M., Eastern Time*
By Internet                                        1:00 P.M., Eastern Time*
By Financial Intermediary                               Market Close**


* TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND FOR THE FUND, THE FUND MUST RECEIVE YOUR WIRE PURCHASE ORDER BY 1:00 P.M., EASTERN TIME. ALL REDEMPTION ORDERS RECEIVED PRIOR TO 1:00 P.M., EASTERN TIME WILL NOT RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND. ALL REDEMPTION ORDERS RECEIVED AFTER 1:00 P.M., EASTERN TIME ARE ENTITLED TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND.

** EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE EARLIER CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.


EARLY TRANSACTION CUT-OFF TIMES

On any day that the Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

      CALCULATING NAV

      The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable sales charges.

      The Fund calculates its NAV by:

      -     Taking the current market value of its total assets

      -     Subtracting any liabilities

      - Dividing that amount by the total number of shares owned by shareholders

      The Fund calculates NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE - the Fund will calculate NAV as of the earlier closing time in accordance with the policies set forth in the Fund's SAI. These

                                                                    PROSPECTUS 9

      dates are listed in the SAI. For more information on these early closings, please call 800.820.0888 or visit the Rydex web site - www.rydexinvestments.com.

      The Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Fund's Board of Trustees.

      More information about the valuation of the Fund's holdings and the amortized cost method can be found in the SAI.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Fund. Transaction orders received in good order by your financial intermediary will be processed at the Fund's next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

SALES CHARGES

A-CLASS SHARES

You will not be charged a sales charge for new purchases of A-Class Shares of the Fund. If you exchange your A-Class Shares of the Fund for A-Class Shares of another Rydex Fund, the exchange will be treated as an initial purchase of the other Rydex Fund, and applicable sales charges will apply.

C-CLASS SHARES

C-Class Shares are sold at NAV, without any up-front sales charge, so that the full amount of your purchase is invested in the Fund. However, if you sell your shares within 12 months of purchase, you will normally have to pay a 1% contingent deferred sales charge ("CDSC") based on your initial purchase price or current market value, whichever is lower. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your initial purchase. If your intermediary has entered into arrangements with

10

the Distributor to forego receipt of that initial 1.00% sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C-Class Shares. For more information about whether your broker-dealer has entered into such an arrangement, contact your intermediary directly.

WAIVER OF CDSC

The CDSC will be waived for the redemption of C-Class Shares:

      - purchased through a financial intermediary that has entered into arrangements with the Distributor to forego receipt of an initial sales commission;

      -     purchased by reinvesting dividends;

      -     following the death or disability of a shareholder;

      - on the first 10% of shares that are sold within 12 months of purchase; or

      - resulting from the Fund exercising its right to redeem accounts that maintain a balance below the current applicable minimum investment.

The policy of waiving the CDSC for certain redemptions may be modified or discontinued, with respect to new shareholders, at any time.

BUYING FUND SHARES

The Fund offers its shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Fund's transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order.

PURCHASE PROCEDURES

The Fund offers you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Fund does not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Fund. Any payment instrument refused will generally be returned to you within twenty-four (24) hours of Rydex's refusal to accept such instrument, but in no event later than seventy-two (72) hours after such refusal.

                                                                   PROSPECTUS 11

Retirement contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.

You may buy shares and send your purchase proceeds by any of the following methods:

BY MAIL
IRA AND OTHER RETIREMENT ACCOUNTS REQUIRE ADDITIONAL PAPERWORK.

CALL RYDEX CLIENT SERVICES TO REQUEST A RETIREMENT ACCOUNT INVESTOR APPLICATION KIT.

    INITIAL PURCHASE               SUBSEQUENT PURCHASES
-------------------------------    -----------------------------
Complete the account               Complete the Rydex
application that corresponds to    investment slip included with
the type of account you are        your quarterly statement or
opening.                           send written instructions
                                   that purchase include:

-  MAKE SURE TO DESIGNATE THE      -  YOUR NAME
   RYDEX FUND(S) YOU WANT TO
   PURCHASE.                       -  YOUR SHAREHOLDER ACCOUNT
                                      NUMBER

-  MAKE SURE YOUR INVESTMENT       -  THE RYDEX FUND(S) YOU
   MEETS THE ACCOUNT MINIMUM.         WANT TO PURCHASE.



           Make your check payable to RYDEX INVESTMENTS.

               Your check must be drawn on a U.S. bank and payable
                               in U.S. Dollars.

          Include the name of the Rydex Fund(s) you want to purchase on your check.

      IF YOU DO NOT SPECIFY WHICH RYDEX FUND(s) YOU WANT TO
      PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE U.S.
                   GOVERNMENT MONEY MARKET FUND.

Mail Your application and       Mail your written purchase
      check to:                 instructions and check to:

MAILING ADDRESS:
Rydex Investments
Attn: Ops. Dept.
9601 Blackwell Road, Suite 500
Rockville, MD 20850

12

BY WIRE
RYDEX CLIENT SERVICES PHONE NUMBER: 800.820.0888 OR 301.296.5406

       INITIAL PURCHASE              SUBSEQUENT PURCHASES
------------------------------   -----------------------------
Submit new account paperwork,    Be sure to designate in your
and then call Rydex to obtain    wire instructions the Rydex
your account number.             Fund(s) you want to purchase.

-  MAKE SURE TO DESIGNATE THE
   RYDEX FUND(s) YOU WANT TO
   PURCHASE.

-  MAKE SURE YOUR INVESTMENT
   MEETS THE ACCOUNT MINIMUM.

TO obtain "same-day credit" (to get that Business Day's NAV) for your purchase order, YOU MUST CALL RYDEX CLIENT SERVICES
AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE TRANSACTION
CUT-OFF TIME FOR THE RYDEX FUND(s) YOU ARE PURCHASING:

-  ACCOUNT NUMBER

-  FUND NAME

-  AMOUNT OF WIRE

-  FED WIRE REFERENCE NUMBER (UPON REQUEST)

You will receive a confirmation number to verify that your purchase order has been accepted.

        IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING
         WIRE, YOUR PURCHASE ORDER WILL NOT BE PROCESSED UNTIL THE
               BUSINESS DAY FOLLOWING THE RECEIPT OF THE WIRE.

WIRE INSTRUCTIONS:
U.S. Bank
Cincinnati, OH
Routing Number: 0420-00013
For Account of: Rydex Investments
Account Number: 48038-9030
[Your Name]
[Your shareholder account number]

         IF YOU DO NOT SPECIFY THE RYDEX FUND(s) YOU WANT TO PURCHASE,
             YOUR INVESTMENT WILL BE CREDITED TO THE U.S. GOVERNMENT
                               MONEY MARKET FUND.

                                                                   PROSPECTUS 13
BY ACH (FAX)

RYDEX FAX NUMBER: 301.296.5103

           INITIAL PURCHASE             SUBSEQUENT PURCHASES
------------------------------   ----------------------------
Submit new account paperwork,    SUBSEQUENT PURCHASES MADE
and then call Rydex to           VIA ACH MUST BE A MINIMUM
obtain your account number.      OF $50. To make a subsequent
Be sure to complete the          purchase send written
"Electronic Investing via        purchase instructions that
("ACH")" section. Then, fax it   include:
to Rydex (ONLY Individual,
Joint and UGMA/UTMA              -  YOUR NAME
accounts may be opened by
fax).                            -  YOUR SHAREHOLDER ACCOUNT
                                    NUMBER


-  MAKE SURE TO INCLUDE A        -  THE RYDEX FUND(s) YOU
   LETTER OF INSTRUCTION            WANT TO PURCHASE
   REQUESTING THAT WE PROCESS
   YOUR PURCHASE BY ACH.         -  ACH BANK INFORMATION
                                    (IF NOT ON RECORD).
-  MAKE SURE TO DESIGNATE THE
   RYDEX FUND(s) YOU WANT TO
   PURCHASE.

-  MAKE SURE YOUR INVESTMENT
   MEETS THE ACCOUNT MINIMUM.

BY ACH (INTERNET)        Follow the directions on the Rydex web site -
                                  www.rydexinvestments.com


CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

      -     if your bank does not honor your check for any reason

      -     if the transfer agent (Rydex) does not receive your wire transfer

      -     if the transfer agent (Rydex) does not receive your ACH transfer

      -     if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND'S NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

14

SELLING FUND SHARES


The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any Business Day. You may redeem all or any portion of your Fund shares at the Fund's next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Fund's transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent or your financial intermediary. The Fund may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the U.S. Securities and Exchange Commission. The Fund reserves the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.


REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Fund also offers you the option to send redemption orders to Rydex by:

MAIL           Rydex Investments
               Attn: Ops. Dept.
               9601 Blackwell Road, Suite 500
               Rockville, MD 20850

FAX            301.296.5103
               If you send your redemption order by fax, you must call Rydex Client Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.


TELEPHONE      800.820.0888 or 301.296.5406 (not available for retirement accounts)


Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

      -     your name

      -     your shareholder account number

      -     Fund name(s)

      -     dollar amount or number of shares you would like to sell

                                                                   PROSPECTUS 15

      - whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

      - signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically, via ACH, or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

      SIGNATURE GUARANTEES

      Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Fund.

16

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Fund may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Fund may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Fund will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES


Unlike most mutual funds, the Fund offers unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of A-Class Shares or C-Class Shares of any Rydex Fund for A-Class Shares or C-Class Shares of any other Rydex Fund on the basis of the respective NAVs of the shares involved. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent or your financial intermediary prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" for additional information. The exchange privilege may be modified or discontinued at any time.


EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Fund also offers you the option to send exchange requests to Rydex by:

                                                                   PROSPECTUS 17

MAIL           Rydex Investments
               Attn: Ops. Dept.
               9601 Blackwell Road, Suite 500
               Rockville, MD 20850

FAX            301.296.5101
               If you send your exchange request by fax, you must call Rydex Client Services at 800.820.0888 to verify that your fax was received and when it will be processed.


TELEPHONE      800.820.0888 OR 301.296.5406

INTERNET Follow the directions on the Rydex web site - www.rydexinvestments.com


Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

      -     your name

      -     your shareholder account number

      - Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

      - dollar amount, number of shares or percentage of Fund position involved in the exchange

      - signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS

On any Business Day, investors may make exchanges of A-Class Shares or C-Class Shares of the Fund for A-Class Shares or C-Class Shares of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION

18

FEES, CERTAIN RYDEX FUNDS DO NOT ALLOW UNLIMITED TRADING. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.

RYDEX ACCOUNT POLICIES

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Fund may use this information to attempt to verify your identity. The Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under applicable law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

                                                                   PROSPECTUS 19

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, and to obtain the appropriate forms, please visit the Rydex web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Fund nor its transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Fund, nor its transfer agent, is responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (E.G., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

EDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Fund through the web via email notification. For more

20

information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Fund reserves the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Fund's transfer agent for services associated with the following:

      - $15 for wire transfers of redemption proceeds under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver

      -     $50 on purchase checks returned for insufficient funds

      - $25 to stop payment of a redemption check within 10 Business Days of the settlement date

      - $15 for standard overnight packages (fee may be higher for special delivery options)

      -     $25 for bounced drafts or ACH transactions

      -     $15 per year for low balance accounts

      - The Fund reserves the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee (and any unpaid annual maintenance fee) will be deducted from the proceeds of your redemption. You may pay the annual maintenance fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted from your account.

                                                                   PROSPECTUS 21

ACCOUNT FEE WAIVERS


The following fees will be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged: the annual maintenance fee for retirement accounts; and the wire transfer charge of $15 for wire redemptions less than $5,000. Additionally, the wire transfer charge of $15 for wire redemptions less than $5,000 will be waived for accounts that are held directly through the Fund's transfer agent that also have an adviser.


RIGHTS RESERVED BY THE FUND

The Fund reserves the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Fund or in cases where the Fund is requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES

A-CLASS SHARES


The Fund has adopted a Distribution Plan applicable to A-Class Shares that allows the Fund to pay distribution fees to the Distributor and other firms that provide distribution services ("Service Providers"). The Fund will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Distributor generally will, in turn, pay the Service Provider out of its fees. Because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.


C-CLASS SHARES


The Fund has adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to C-Class Shares that allows the Fund to pay annual distribution and service fees of 1.00% of the Fund's average daily net assets. The annual 0.75% distribution fee reimburses the Distributor for paying your intermediary a sales commission. The annual 0.25% service fee compensates your intermediary for providing ongoing services to you. The Distributor advances the first year's distribution and service fees, and retains the distribution and service fees on accounts with no

22

authorized intermediary of record. Because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Fund. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS

TIMING OF PAYMENTS

The Fund will declare dividends daily and pay them monthly or upon redemption. If you own Fund shares on the Fund's record date, you will be entitled to receive the dividend. The Fund may declare and pay dividends on the same date. The Fund makes distributions of capital gains, if any, at least annually. The Fund, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of the Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Fund in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Fund receives your written notice. To cancel your election, simply send written notice to the Fund. Dividends and distributions with values of $10 or less may be automatically reinvested.

                                                                   PROSPECTUS 23

TAX INFORMATION

The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as the Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

      - The Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

      - The income dividends and short-term capital gains distributions you receive from the Fund will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. The Fund expects to make primarily distributions that will not be treated as qualified dividend income.

      - Any long-term capital gains distributions you receive from the Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

      - Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

      - Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

      - Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.

      - Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by the Fund for more than one year.

      - Distributions paid in January but declared by the Fund in October, November or December of the previous year may be taxable to you in the previous year.

24

      - The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

      - If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Fund through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

The Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Fund and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

PADCO Advisors, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Fund. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor makes investment decisions for the assets of the Fund and continuously reviews, supervises, and administers the Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Fund paid the Advisor a fee for the fiscal year ended March 31, 2008 at an annualized rate based on the average daily net assets of the Fund, as set forth below:


                                              ADVISORY
FUND                                             FEE
-------------------------------------------   --------
U.S. GOVERNMENT MONEY MARKET    . . . . . .     0.50%

                                                                   PROSPECTUS 25

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's August 2007 approval of the Fund's investment advisory agreement is available in the Fund's September 30, 2007 Semi-Annual Report to Shareholders, which covers the period April 1, 2007 to September 30, 2007.

PORTFOLIO MANAGEMENT


Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of six investment professionals that are responsible for overseeing different functions within the Portfolio Department. Including Mr. Byrum, those members include Michael Dellapa as the Director of Alternative Investment Strategies, Ryan Harder as Senior Portfolio Manager, Douglas Holmes as the Director of Stock Selection and Asset Allocation, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 15 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following four individuals are jointly and primarily responsible for the management of the Fund.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa, Harder, and Holmes. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, and helped to create the Sector Funds, all of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex

26

Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed the Fund since its inception.

MICHAEL J. DELLAPA, CFA, CAIA, Director of Alternative Investment Strategies - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, including the Absolute Return Strategies Fund and the Hedged Equity Fund, which are offered in a separate prospectus. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became the Director of Alternative Investment Strategies. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed the Fund since September 2005.

RYAN A. HARDER, CFA, Senior Portfolio Manager - Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Absolute Return Strategies, Hedged Equity, High Yield Strategy and Inverse High Yield Strategy Funds, all of which are offered in a separate prospectus. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed the Fund since March 2008.

                                                                   PROSPECTUS 27

DOUGLAS HOLMES, CFA, Director of Stock Selection and Asset Allocation - As the Director of Stock Selection and Asset Allocation, Mr. Holmes oversees the development and daily maintenance of the stock selection and asset allocation methodologies employed by the Rydex Funds. While Mr. Holmes is involved in the management of all of the Rydex Funds, he focuses on the management of the Alternative Investment, Essential Portfolio and Sector Funds, all of which are offered in a separate prospectus. Mr. Holmes first became associated with Rydex as a consultant in September 2004. In October 2005, Mr. Holmes accepted a permanent position as the Strategic Advisor and in September 2007 was named the Director of Stock Selection and Asset Allocation. Mr. Holmes has been a member of the ILT since its inception. Prior to his association with Rydex, Mr. Holmes was a 20-year veteran of State Street Global Advisors as the department head of the US Indexing Department, the US Active Department, and finally the Global Enhanced Department. He holds a BS degree in mathematics from Northeastern University. Mr. Holmes has co-managed the Fund since March 2008.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund is available in the SAI.

28

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of operations of the Fund's A-Class Shares or C-Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended March 31, 2008 and 2007 has been audited

                                                   NET REALIZED       NET INCREASE
                        NET ASSET      NET             AND             (DECREASE)       DISTRIBUTIONS    DISTRIBUTIONS
                          VALUE,    INVESTMENT      UNREALIZED        IN NET ASSET         FROM NET        FROM NET
                        BEGINNING     INCOME       GAINS (LOSSES)    VALUE RESULTING      INVESTMENT       REALIZED
YEAR ENDED              OF PERIOD     (LOSS)+     ON INVESTMENTS     FROM OPERATIONS        INCOME          GAINS
----------              ---------   ----------    ---------------    ---------------    -------------    -------------
U.S. GOVERNMENT MONEY
 MARKET FUND A-CLASS

   MARCH 31, 2008       $  1.00      $   .03       $       --        $     .03          $    (.03)       $      --
   March 31, 2007          1.00          .04               --              .04               (.04)              --
   March 31, 2006          1.00          .03               --              .03               (.03)              --
   March 31, 2005          1.00          .01               --              .01               (.01)              --
   March 31, 2004 *        1.00           --               --               --                 --               --

U.S. GOVERNMENT MONEY
 MARKET FUND C-CLASS
   MARCH 31, 2008          1.00          .03               --              .03               (.03)              --
   March 31, 2007          1.00          .03               --              .03               (.03)              --
   March 31, 2006          1.00          .02               --              .02               (.02)              --
   March 31, 2005          1.00           -- @             --               -- @              (--)@             --
   March 31, 2004          1.00           -- @             --               -- @              (--)@             --


* SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004--U.S. GOVERNMENT MONEY MARKET FUND A-CLASS;

**    ANNUALIZED

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

# EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

@@    LESS THAN $.01 PER SHARE.

                                                                   PROSPECTUS 29

by Ernst & Young LLP, whose report, along with the financial statements and related notes, appear in the Fund's 2008 Annual Report. The information for each of the periods through March 31, 2006 was audited by a predecessor independent registered public accounting firm. The 2008 Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2008 Annual Report is incorporated by reference in the SAI.

                                                             RATIOS TO
                                                        AVERAGE NET ASSETS:
                                                       --------------------                      NET ASSETS,
                  NET INCREASE     NET ASSET                                         NET           END OF
                  (DECREASE) IN     VALUE,        TOTAL                           INVESTMENT       PERIOD
      TOTAL         NET ASSET       END OF     INVESTMENT    TOTAL        NET       INCOME         (000'S
  DISTRIBUTIONS      VALUE          PERIOD       RETURN++   EXPENSES    EXPENSES     (LOSS)        OMITTED)
---------------   -------------    ---------   ----------   --------    --------  ----------     ----------
   $     (.03)    $       --       $  1.00         3.51%      1.18%       1.18%       3.45%      $   21,174
         (.04)            --          1.00         4.01%      1.17%       1.17%       3.97%          18,779
         (.03)            --          1.00         2.51%      1.15%       1.15%       2.66%          14,324
         (.01)            --          1.00         0.59%      1.10%       1.10%       0.93%           7,335
           --             --          1.00         0.00%      0.00%**#    0.00%**#    0.00%**             1

         (.03)            --          1.00         2.74%      1.93%       1.93%       2.69%         121,436
         (.03)            --          1.00         3.24%      1.92%       1.92%       3.20%         120,415
         (.02)            --          1.00         1.76%      1.89%       1.89%       1.72%         131,045
          (--)@@          --          1.00         0.19%      1.87%       1.51%       0.19%         155,668
          (--)@@          --          1.00         0.01%      1.90%       1.08%       0.01%         131,704

* SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004--U.S. GOVERNMENT MONEY MARKET FUND A-CLASS;

**    ANNUALIZED

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

# EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

@@    LESS THAN $.01 PER SHARE.

30


ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUND IS INCLUDED IN THE SAI DATED AUGUST 1, 2008. THE SAI HAS BEEN FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE U.S. SECURITIES AND EXCHANGE COMMISSION MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE U.S. SECURITIES AND EXCHANGE COMMISSION PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE U.S. SECURITIES AND EXCHANGE COMMISSION BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO:
U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE U.S. SECURITIES AND EXCHANGE COMMISSION AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.


YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUND'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING THEIR LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUND OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S U.S. SECURITIES AND EXCHANGE COMMISSION REGISTRATION NUMBER IS 811-07584.

                                                                   PROSPECTUS 31

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

                                                                   PROSPECTUS 33

THIS PAGE INTENTIONALLY LEFT BLANK.

(RYDEXINVESTMENTS LOGO)


      9601 Blackwell Road - Suite 500 - Rockville, MD 20850
      800.820.0888 - www.rydexinvestments.com

      RSMAC-1-0808x0809

                                                              RYDEX SERIES FUNDS
                              INVESTOR CLASS AND ADVISOR CLASS SHARES PROSPECTUS

                                                                  AUGUST 1, 2008

                                                               MONEY MARKET FUND
                                                    U.S. GOVERNMENT MONEY MARKET

                                                         [RYDEXINVESTMENTS LOGO]

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


MONEY MARKET FUND
  U.S. GOVERNMENT MONEY MARKET FUND ................      2
DESCRIPTIONS OF PRINCIPAL RISKS ....................      2
FUND PERFORMANCE ...................................      3
FUND FEES AND EXPENSES .............................      4
MORE INFORMATION ABOUT THE FUND ....................      5
SHAREHOLDER INFORMATION ............................      6
TRANSACTION INFORMATION ............................      7
BUYING FUND SHARES .................................     10
SELLING FUND SHARES ................................     14
EXCHANGING FUND SHARES .............................     16
RYDEX ACCOUNT POLICIES .............................     18
DISTRIBUTION AND SHAREHOLDER SERVICES ..............     21
DIVIDENDS AND DISTRIBUTIONS ........................     22
TAX INFORMATION ....................................     23
MANAGEMENT OF THE FUND .............................     24
FINANCIAL HIGHLIGHTS ...............................     28
ADDITIONAL INFORMATION .............................     30

                                                                    PROSPECTUS 1

                               RYDEX SERIES FUNDS
                     INVESTOR CLASS AND ADVISOR CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 - 301.296.5100 - WWW.RYDEXINVESTMENTS.COM


Rydex Series Funds (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (funds). This Prospectus describes the U.S. Government Money Market Fund (the "Fund"). The Fund is advised by PADCO Advisors, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor").

Investor Class and Advisor Class Shares of the Funds are sold principally to clients of professional money managers ("financial intermediaries") and to investors who take part in certain asset allocation investment programs. Investors may exchange shares of the Funds through their financial intermediary or directly through the Rydex web site - www.rydexinvestments.com - or over the phone.


RISKS OF INVESTING IN THE FUND

The value of the Fund may fluctuate. In addition, Fund shares:

      -     MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

      -     ARE NOT FEDERALLY INSURED

      -     ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

      -     ARE NOT BANK DEPOSITS

      -     ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

2

U.S. GOVERNMENT MONEY MARKET FUND

INVESTOR CLASS (RYMXX)                      ADVISOR CLASS (RYDXX)

FUND OBJECTIVE

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PRINCIPAL INVESTMENT STRATEGY


The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund may also invest in Eurodollar Time Deposits. The Fund operates under U.S. Securities and Exchange Commission rules, which impose certain liquidity, maturity, and diversification requirements on all money market funds. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.


PRINCIPAL RISKS

The U.S. Government Money Market Fund is subject to a number of risks that may affect the value of its shares, including:

      -     Interest Rate Risk

      -     Stable Price Per Share Risk

Please see "Descriptions of Principal Risks" below for a discussion of each of the principal risks that apply to the Fund.

DESCRIPTIONS OF PRINCIPAL RISKS

INTEREST RATE RISK - Interest Rate Risk involves the potential for decline in the Fund's yield (the rate of dividends the Fund pays) in the event of declining interest rates.

STABLE PRICE PER SHARE RISK - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.

                                                                    PROSPECTUS 3

FUND PERFORMANCE


The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year, and the following tables show the performance of the Investor Class Shares and Advisor Class Shares of the Fund as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

U.S. GOVERNMENT MONEY MARKET FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS 0.98%.

                                  [BAR GRAPH]

Year            Quarter Return
----            --------------
1998                4.63%
1999                4.28%
2000                5.41%
2001                3.33%
2002                0.86%
2003                0.24%
2004                0.44%
2005                2.31%
2006                4.04%
2007                4.21%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2000) 1.45%                 (quarter ended 3/31/2004) 0.03%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)


INVESTOR CLASS SHARES        Past 1 Year    Past 5 Years    Past 10 Years
---------------------        -----------    ------------    -------------
Return Before Taxes                 4.21%           2.25%            2.97%

                                                            Since Inception
ADVISOR CLASS SHARES         Past 1 Year    Past 5 Years       (4/1/1998)
--------------------         -----------    ------------    ---------------
Return Before Taxes                 3.69%           1.83%              2.47%

YIELD

Call 800.820.0888 for the Fund's current yield.

4

FUND FEES AND EXPENSES


The table below describes the fees and expenses that you may pay if you buy and hold Investor Class Shares or Advisor Class Shares of the Fund.

                                                            INVESTOR    ADVISOR
                                                             CLASS       CLASS
                                                            --------    -------
SHAREHOLDER FEES (1)                                           None       None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                               0.50%      0.50%
Distribution and Shareholder Service (12b-1) Fees              None      0.25%
Other Expenses                                                0.43%      0.68%
                                                            --------    -------
Total Annual Fund Operating Expenses                          0.93%      1.43%
                                                            ========    =======

(1) THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.


EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in Investor Class Shares or Advisor Class Shares of the Fund with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your costs based on these assumptions.


                                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                  ------     -------     -------     --------
INVESTOR CLASS SHARES             $   95     $   296     $   515     $  1,143
ADVISOR CLASS SHARES              $  146     $   452     $   782     $  1,713

                                                                    PROSPECTUS 5

MORE INFORMATION ABOUT THE FUND:

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

6

INVESTING WITH RYDEX:

SHAREHOLDER INFORMATION

Investor Class Shares are offered directly through Rydex Fund Services Inc. and also through authorized securities brokers and other financial intermediaries. Advisor Class Shares are offered only through financial intermediaries or securities dealers. Unlike Investor Class Shares, Advisor Class Shares have a distribution and shareholder service fee which compensates financial intermediaries, in part, for services they provide to investors who purchase Advisor Class Shares of the Fund.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Fund. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. Certain account types may be opened online via the website. For more information on opening an account, call Rydex Client Services at 800.820.0888 or
301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

      MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

      The minimum initial investment amounts for accounts held through a third party (E.G., a brokerage account) are:

            -     $1,000 for retirement accounts

            -     $2,500 for all other accounts

      Accounts held DIRECTLY at Rydex are subject to a minimum account balance of $25,000 FOR NON-MANAGED ACCOUNTS (INCLUDING RETIREMENT ACCOUNTS) AND $15,000 FOR ACCOUNTS MANAGED BY FINANCIAL INTERMEDIARIES. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above. To open an IRA account with Rydex directly, you must transfer an existing IRA (or multiple IRAs) in order to meet the minimum investment amount requirements.

                                                                    PROSPECTUS 7


      There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures."

      Rydex reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.


TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

- You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

-     Attach a copy of the trust document when establishing a trust account.

- When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

- You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

-     BE SURE TO SIGN THE APPLICATION.

- If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION


This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Fund. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE or as otherwise permitted by the U.S. Securities and Exchange Commission - the Fund reserves the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The NYSE holiday schedule is included in the SAI and Rydex will post advance notice of early closings at www.rydexinvestments.com.

8

Notwithstanding the foregoing, the Fund reserves the right to accept orders to purchase or redeem shares on any day that is not a Business Day and the Federal Reserve Bank of New York or National Securities Clearing Corporation remains open. In addition, the Fund may designate special hours of operation on any such day. In the event that the Fund invokes the right to accept orders to purchase or redeem shares on any day that is not a Business Day and/or adopt special hours of operation, the Fund will post advance notice of these events at www.rydexinvestments.com.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Fund's transfer agent, distributor, or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Fund's Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

METHOD                                       CUT-OFF TIME
-------                                 ------------------------
By Mail                                      Market Close
By Phone                                1:00 p.m., Eastern Time*
By Internet                             1:00 p.m., Eastern Time*
By Financial Intermediary                   Market Close**


* TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND FOR THE FUND, THE FUND MUST RECEIVE YOUR WIRE PURCHASE ORDER BY 1:00 P.M., EASTERN TIME. ALL REDEMPTION ORDERS RECEIVED PRIOR TO 1:00 P.M., EASTERN TIME WILL NOT RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND. ALL REDEMPTION ORDERS RECEIVED AFTER 1:00 P.M., EASTERN TIME ARE ENTITLED TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND.

** EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE EARLIER CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.


EARLY TRANSACTION CUT-OFF TIMES

On any day that the Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

                                                                    PROSPECTUS 9

CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV.

The Fund calculates its NAV by:

-     Taking the current market value of its total assets

-     Subtracting any liabilities

-     Dividing that amount by the total number of shares owned by shareholders


The Fund calculates NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE - the Fund will calculate NAV as of the earlier closing time in accordance with the policies set forth in the Fund's SAI. These dates are listed in the SAI. For more information on these early closings, please call
800.820.0888 or visit the Rydex web site - www.rydexinvestments.com.


The Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Fund's Board of Trustees.

More information about the valuation of the Fund's holdings and the amortized cost method can be found in the SAI.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Fund. Transaction orders received in good order by your financial intermediary will be processed at the Fund's next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

10

BUYING FUND SHARES

The Fund offers its shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Fund's transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order.

PURCHASE PROCEDURES


The Fund offers you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Fund does not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Fund. Any payment instrument refused will generally be returned to you within twenty-four (24) hours of Rydex's refusal to accept such instrument, but in no event later than seventy-two (72) hours after such refusal.

Retirement contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.


You may buy shares and send your purchase proceeds by any of the following methods:

                                                                   PROSPECTUS 11

BY MAIL

IRA AND OTHER RETIREMENT ACCOUNTS REQUIRE ADDITIONAL PAPERWORK.

CALL RYDEX CLIENT SERVICES TO REQUEST A RETIREMENT ACCOUNT INVESTOR APPLICATION KIT.


     INITIAL PURCHASE                 SUBSEQUENT PURCHASES
----------------------------   ------------------------------------
Complete the account           Complete the Rydex investment
application that corresponds   slip included with your quarterly
to the type of account you     statement or send written
are opening.                   purchase instructions that include:


-   MAKE SURE TO DESIGNATE     -   YOUR NAME
    THE RYDEX FUND(S) YOU
    WANT TO PURCHASE.

                               -   YOUR SHAREHOLDER ACCOUNT NUMBER

-   MAKE SURE YOUR
    INVESTMENT MEETS THE       -   THE RYDEX FUND(S) YOU WANT TO
    ACCOUNT MINIMUM.               PURCHASE.

                 Make your check payable to RYDEX INVESTMENTS.

              Your check must be drawn on a U.S. bank and payable
                                in U.S. Dollars.

               Include the name of the Rydex Fund(s) you want to
                            purchase on your check.

              IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO
             PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE U.S.
                         GOVERNMENT MONEY MARKET FUND.

Mail your application and                  Mail your written purchase
      check to:                            instructions and check to:

MAILING ADDRESS:
Rydex Investments
Attn: Ops. Dept.
9601 Blackwell Road, Suite 500
Rockville, MD 20850

12

BY WIRE

RYDEX CLIENT SERVICES PHONE NUMBER: 800.820.0888 OR 301.296.5406

     INITIAL PURCHASE                 SUBSEQUENT PURCHASES
-------------------------------  ------------------------------------
Submit new account               Be sure to designate in your
paperwork, and then call         wire instructions the Rydex
Rydex to obtain your account     Fund(s) you want to purchase.
number.

-   MAKE SURE TO DESIGNATE
    THE RYDEX FUND(S) YOU
    WANT TO PURCHASE.

-   MAKE SURE YOUR INVESTMENT
    MEETS THE ACCOUNT MINIMUM.

To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order, YOU MUST CALL RYDEX CLIENT SERVICES AND
PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE TRANSACTION
CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE PURCHASING:

-   Account Number

-   Fund Name

-   Amount of Wire

-   Fed Wire Reference Number (upon request)

You will receive a confirmation number to verify that your purchase order has been accepted.

        IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING WIRE,
          YOUR PURCHASE ORDER WILL NOT BE PROCESSED UNTIL THE BUSINESS
                     DAY FOLLOWING THE RECEIPT OF THE WIRE.

WIRE INSTRUCTIONS:
U.S. Bank
Cincinnati, OH
Routing Number: 0420-00013
For Account of: Rydex Investments
Account Number: 48038-9030
[Your Name]
[Your shareholder account number]

         IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO PURCHASE,
            YOUR INVESTMENT WILL BE CREDITED TO THE U.S. GOVERNMENT
                               MONEY MARKET FUND.

                                                                   PROSPECTUS 13

BY ACH (FAX)

RYDEX FAX NUMBER: 301.296.5103


      INITIAL PURCHASE                 SUBSEQUENT PURCHASES
----------------------------   ------------------------------------
Submit new account paper-      SUBSEQUENT PURCHASES MADE
work, and then call Rydex to   VIA ACH MUST BE A MINIMUM
obtain your account number.    OF $50. To make a subsequent
Be sure to complete the        purchase send written
"Electronic Investing via      purchase instructions that
("ACH")" section. Then,        include:
fax it to Rydex (ONLY
Individual, Joint and          -   YOUR NAME
UGMA/UTMA accounts may be
opened by fax).                -   YOUR SHAREHOLDER ACCOUNT NUMBER

-   MAKE SURE TO INCLUDE A     -   THE RYDEX FUND(S) YOU WANT TO
    LETTER OF INSTRUCTION          PURCHASE
    REQUESTING THAT WE
    PROCESS YOUR PURCHASE BY   -   ACH BANK INFORMATION (IF NOT
    ACH.                           ON RECORD).

-   MAKE SURE TO DESIGNATE
    THE RYDEX FUND(S) YOU
    WANT TO PURCHASE.

-   MAKE SURE YOUR
    INVESTMENT MEETS THE
    ACCOUNT MINIMUM.

BY ACH (INTERNET)     Follow the directions on the Rydex web site -
                                www.rydexinvestments.com

CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

      -     if your bank does not honor your check for any reason

      -     if the transfer agent (Rydex) does not receive your wire transfer

      -     if the transfer agent (Rydex) does not receive your ACH transfer

      -     if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND'S NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

14

SELLING FUND SHARES


The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any Business Day. You may redeem all or any portion of your Fund shares at the Fund's next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Fund's transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent or your financial intermediary.

The Fund may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the U.S. Securities and Exchange Commission. The Fund reserves the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.


REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Fund also offers you the option to send redemption orders to Rydex by:

MAIL               Rydex Investments
                   Attn: Ops. Dept.
                   9601 Blackwell Road, Suite 500
                   Rockville, MD 20850

FAX                301.296.5103
                   If you send your redemption order by fax, you must call Rydex Client Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.

TELEPHONE          800.820.0888 or 301.296.5406 (not available for
                   retirement accounts)

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

      -     your name

      -     your shareholder account number

      -     Fund name(s)

      -     dollar amount or number of shares you would like to sell

                                                                   PROSPECTUS 15

      - whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

      - signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically, via ACH, or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

      SIGNATURE GUARANTEES

      Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Fund.

16


REDEEMING SHARES BY DRAFT WRITING

If you hold shares directly, you may redeem shares from the Fund by writing drafts for $500 or more on your existing account. The drafts may be made payable to any person or entity and your account will continue to earn dividends until the draft clears. Drafts may not be used for electronic funds transfers (I.E., electronic bill payments or ACH). If your balance in the Fund is insufficient to cover the amount of your draft, the transfer agent will automatically exchange sufficient funds from your Rydex Fund with the highest account balance to cover the draft.

You can obtain a draft writing application by calling 800.820.0888. Because of the difficulty of determining in advance the exact value of your Fund account, you may not use a draft to close your account. There is no fee for the draft writing privilege, but if payment on a draft is stopped upon your request, or if the draft cannot be honored because of insufficient funds or other valid reasons, you may be charged a fee by the financial institution where you presented your draft for payment. Rydex may also charge a $25 fee for a draft that cannot be honored due to insufficient funds. The Fund may suspend the draft writing privilege at any time.


LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Fund may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Fund may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Fund will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES


Unlike most mutual funds, the Fund offers unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of Investor Class Shares of any Rydex Fund for Investor Class Shares (or H-Class Shares, if applicable) of any other Rydex Fund on the basis of the respective NAVs of the shares involved. Investors may similarly make exchanges of Advisor Class Shares of any Rydex Fund for Advisor Class Shares (or H-Class Shares, if applicable) of any other Rydex Fund on the basis of the respective NAVs of the shares involved on any Business Day. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex

                                                                   PROSPECTUS 17

Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent or your financial intermediary prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" for additional information. The exchange privilege may be modified or discontinued at any time.


EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Fund also offers you the option to send exchange requests to Rydex by:

MAIL               Rydex Investments
                   Attn: Ops. Dept.
                   9601 Blackwell Road, Suite 500
                   Rockville, MD 20850

FAX                301.296.5101
                   If you send your exchange request by fax, you must call Rydex Client Services at 800.820.0888 to verify that your fax was received and when it will be processed.

TELEPHONE          800.820.0888 OR 301.296.5406

INTERNET Follow the directions on the Rydex web site - www.rydexinvestments.com

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

      -     your name

      -     your shareholder account number

      - Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

      - dollar amount, number of shares or percentage of Fund position involved in the exchange

      - signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

18

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS

On any Business Day, investors may make exchanges of Investor Class Shares of the Fund for Investor Class Shares (or H-Class Shares, if applicable), and Advisor Class Shares of the Fund for Advisor Class Shares (or H-Class Shares, if applicable), of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS DO NOT ALLOW UNLIMITED TRADING. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.

RYDEX ACCOUNT POLICIES

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Fund may use this information to attempt to verify your identity. The Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

                                                                   PROSPECTUS 19

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under applicable law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, and to obtain the appropriate forms, please visit the Rydex web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Fund nor its transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Fund, nor its transfer agent, is responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (E.G., if you are unable to access your

20

online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Fund through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Fund reserves the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Fund's transfer agent for services associated with the following:


      - $15 for wire transfers of redemption proceeds under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver


      -     $50 on purchase checks returned for insufficient funds

      - $25 to stop payment of a redemption check within 10 Business Days of the settlement date

      - $15 for standard overnight packages (fee may be higher for special delivery options)


      -     $25 for bounced drafts or ACH transactions


      -     $15 per year for low balance accounts

                                                                   PROSPECTUS 21

      - The Fund reserves the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee (and any unpaid annual maintenance fee) will be deducted from the proceeds of your redemption. You may pay the annual maintenance fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted from your account.

ACCOUNT FEE WAIVERS


The following fees will be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged: the annual maintenance fee for retirement accounts; and the wire transfer charge of $15 for wire redemptions less than $5,000. Additionally, the wire transfer charge of $15 for wire redemptions less than $5,000 will be waived for accounts that are held directly through the Fund's transfer agent that also have an adviser.


RIGHTS RESERVED BY THE FUND

The Fund reserves the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Fund or in cases where the Fund is requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES

ADVISOR CLASS SHARES


The Fund has adopted a Distribution and Shareholder Services Plan with respect to Advisor Class Shares that allows the Fund to pay distribution and services fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution or shareholder services ("Service Providers"). If a Service

22

Provider provides distribution services, the Fund will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940. If a Service Provider provides shareholder services, the Fund will pay service fees to the Distributor at an annual rate not to exceed 0.25% of the average daily net assets of the Fund. The Distributor will, in turn, pay the Service Provider for the services it provides. Because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.


COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Fund. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS

TIMING OF PAYMENTS

The Fund will declare dividends daily and pay them monthly or upon redemption. If you own Fund shares on the Fund's record date, you will be entitled to receive the dividend. The Fund may declare and pay dividends on the same date. The Fund makes distributions of capital gains, if any, at least annually. The Fund, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of the Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to

                                                                   PROSPECTUS 23

receive cash payments of dividends and distributions on your application, you must notify the Fund in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Fund receives your written notice. To cancel your election, simply send written notice to the Fund. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION

The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF THE FUND


The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as the Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.


TAX STATUS OF DISTRIBUTIONS

      - The Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.


      - The income dividends and short-term capital gains distributions you receive from the Fund will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. The Fund expects to make primarily distributions that will not be treated as qualified dividend income.


      - Any long-term capital gains distributions you receive from the Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

      - Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

      - Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

24

      - Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.

      - Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by the Fund for more than one year.

      - Distributions paid in January but declared by the Fund in October, November or December of the previous year may be taxable to you in the previous year.

      - The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

      - If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Fund through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

The Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Fund and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR


PADCO Advisors, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Fund. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

                                                                   PROSPECTUS 25

The Advisor makes investment decisions for the assets of the Fund and continuously reviews, supervises, and administers the Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Fund paid the Advisor a fee for the fiscal year ended March 31, 2008 at an annualized rate based on the average daily net assets of the Fund, as set forth below:


                                             ADVISORY
FUND                                            FEE
------                                       --------
U.S. GOVERNMENT MONEY MARKET .............       0.50%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.


A discussion regarding the basis for the Board's August 2007 approval of the Fund's investment advisory agreement is available in the Fund's September 30, 2007 Semi-Annual Report to Shareholders, which covers the period April 1, 2007 to September 30, 2007.


PORTFOLIO MANAGEMENT


Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of six investment professionals that are responsible for overseeing different functions within the Portfolio Department. Including Mr. Byrum, those members include Michael Dellapa as the Director of Alternative Investment Strategies, Ryan Harder as Senior Portfolio Manager, Douglas Holmes as the Director of Stock Selection and Asset Allocation, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 15 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following four individuals are jointly and primarily responsible for the management of the Fund.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds.

26

In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa, Harder, and Holmes. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, and helped to create the Sector Funds, all of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed the Fund since its inception.

MICHAEL J. DELLAPA, CFA, CAIA, Director of Alternative Investment Strategies - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, including the Absolute Return Strategies Fund and the Hedged Equity Fund, which are offered in a separate prospectus. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became the Director of Alternative Investment Strategies. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed the Fund since September 2005.

RYAN A. HARDER, CFA, Senior Portfolio Manager - Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to

                                                                   PROSPECTUS 27

Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Absolute Return Strategies, Hedged Equity, High Yield Strategy and Inverse High Yield Strategy Funds, all of which are offered in a separate prospectus. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed the Fund since March 2008.

DOUGLAS HOLMES, CFA, Director of Stock Selection and Asset Allocation - As the Director of Stock Selection and Asset Allocation, Mr. Holmes oversees the development and daily maintenance of the stock selection and asset allocation methodologies employed by the Rydex Funds. While Mr. Holmes is involved in the management of all of the Rydex Funds, he focuses on the management of the Alternative Investment, Essential Portfolio and Sector Funds, all of which are offered in a separate prospectus. Mr. Holmes first became associated with Rydex as a consultant in September 2004. In October 2005, Mr. Holmes accepted a permanent position as the Strategic Advisor and in September 2007 was named the Director of Stock Selection and Asset Allocation. Mr. Holmes has been a member of the ILT since its inception. Prior to his association with Rydex, Mr. Holmes was a 20-year veteran of State Street Global Advisors as the department head of the US Indexing Department, the US Active Department, and finally the Global Enhanced Department. He holds a BS degree in mathematics from Northeastern University. Mr. Holmes has co-managed the Fund since March 2008.


Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund is available in the SAI.

28

FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of operations of the Fund's Advisor Class Shares or Investor Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended March 31, 2008 and 2007

                                                                         NET INCREASE
                                                      NET REALIZED       (DECREASE)
                          NET ASSET       NET             AND            IN NET ASSET     DISTRIBUTIONS    DISTRIBUTIONS
                            VALUE,     INVESTMENT      UNREALIZED      VALUE RESULTING       FROM NET        FROM NET
                          BEGINNING      INCOME      GAINS (LOSSES)         FROM            INVESTMENT       REALIZED
YEAR ENDED                OF PERIOD     (LOSS)+      ON INVESTMENTS       OPERATIONS          INCOME           GAINS
----------                ---------    ----------    --------------    ---------------    -------------    -------------
U.S. GOVERNMENT MONEY MARKET FUND INVESTOR CLASS
   MARCH 31, 2008         $    1.00    $      .04    $           --    $           .04    $        (.04)   $          --
   March 31, 2007              1.00           .04                --                .04             (.04)              --
   March 31, 2006              1.00           .03                --                .03             (.03)              --
   March 31, 2005              1.00           .01                --                .01             (.01)              --
   March 31, 2004              1.00            --@               --                 --@             (--)@             --

U.S. GOVERNMENT MONEY MARKET FUND ADVISOR CLASS
   MARCH 31, 2008              1.00           .03                --                .03             (.03)              --
   March 31, 2007              1.00           .04                --                .04             (.04)              --
   March 31, 2006              1.00           .02                --                .02             (.02)              --
   March 31, 2005              1.00            --@               --                 --@             (--)@             --
   March 31, 2004              1.00            --@               --                 --@             (--)@             --

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

@     LESS THAN $.01 PER SHARE.

                                                                   PROSPECTUS 29

has been audited by Ernst & Young LLP, whose report, along with the financial statements and related notes, appear in the Fund's 2008 Annual Report. The information for each of the periods through March 31, 2006 was audited by a predecessor independent registered public accounting firm. The 2008 Annual Report is available by telephoning the transfer agent at 800.820.0888 or
301.296.5100. The 2008 Annual Report is incorporated by reference in the SAI.

                                                                                  RATIOS TO
                                                                               AVERAGE NET ASSETS:
                                                              -----------------------------------------------------
                        NET           NET
                     INCREASE        ASSET                                                 NET          NET ASSETS,
                  (DECREASE) IN      VALUE,       TOTAL                                INVESTMENT        END OF
    TOTAL           NET ASSET        END OF     INVESTMENT     TOTAL        NET          INCOME       PERIOD (000'S
DISTRIBUTIONS         VALUE          PERIOD      RETURN++     EXPENSES    EXPENSES       (LOSS)          OMITTED)
-------------     -------------    ---------    ----------    --------    --------     ----------     -------------
$        (.04)     $        --     $    1.00          3.76%       0.93%       0.93%          3.71%    $     978,584
         (.04)              --          1.00          4.26%       0.92%       0.92%          4.20%          982,347
         (.03)              --          1.00          2.79%       0.88%       0.88%          2.74%          975,088
         (.01)              --          1.00          0.82%       0.87%       0.87%          0.81%        1,196,009
          (--)@             --          1.00          0.18%       0.90%       0.90%          0.18%        1,057,062

         (.03)              --          1.00          3.24%       1.43%       1.43%          3.25%          159,111
         (.04)              --          1.00          3.75%       1.42%       1.42%          3.70%          204,068
         (.02)              --          1.00          2.28%       1.39%       1.39%          2.21%          151,828
          (--)@             --          1.00          0.43%       1.38%       1.25%          0.39%          245,890
          (--)@             --          1.00          0.01%       1.38%       1.08%          0.01%          249,599



+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

@     LESS THAN $.01 PER SHARE.

30


ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUND IS INCLUDED IN THE SAI DATED AUGUST 1, 2008. THE SAI HAS BEEN FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE U.S. SECURITIES AND EXCHANGE COMMISSION MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE U.S. SECURITIES AND EXCHANGE COMMISSION PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE U.S. SECURITIES AND EXCHANGE COMMISSION BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO:
U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE U.S. SECURITIES AND EXCHANGE COMMISSION AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.


YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUND'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING THEIR LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUND OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S U.S. SECURITIES AND EXCHANGE COMMISSION REGISTRATION NUMBER IS 811-07584.

                                                                   PROSPECTUS 31

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

                                                                   PROSPECTUS 33

THIS PAGE INTENTIONALLY LEFT BLANK.

[RYDEXINVESTMENTS LOGO]

      9601 Blackwell Road - Suite 500 - Rockville, MD 20850 800.820.0888 - www.rydexinvestments.com

      RSMAI-1-0808x0809

                                                              RYDEX SERIES FUNDS
                                           A-CLASS AND C-CLASS SHARES PROSPECTUS
                                                                  AUGUST 1, 2008

                              DOMESTIC EQUITY FUND
                           MULTI-CAP CORE EQUITY FUND

                                                        (RYDEX INVESTMENTS LOGO)
                                               ESSENTIAL FOR MODERN MARKETS (TM)

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                      (ii)


TABLE OF CONTENTS
--------------------------------------------------------------------------------

      DOMESTIC EQUITY FUND

         MULTI-CAP CORE EQUITY FUND ......................................    2

      DESCRIPTIONS OF PRINCIPAL RISKS ....................................    4

      FUND PERFORMANCE ...................................................    8

      FUND FEES AND EXPENSES .............................................   10

      MORE INFORMATION ABOUT THE FUND ....................................   12

      INVESTMENT METHODOLOGY .............................................   12

      SHAREHOLDER INFORMATION ............................................   13

      TRANSACTION INFORMATION ............................................   14

      SALES CHARGES ......................................................   16

         A-CLASS SHARES ..................................................   16

         C-CLASS SHARES ..................................................   19

      BUYING FUND SHARES .................................................   20

      SELLING FUND SHARES ................................................   24

      EXCHANGING FUND SHARES .............................................   26

      RYDEX ACCOUNT POLICIES .............................................   28

      DISTRIBUTION AND SHAREHOLDER SERVICES ..............................   33

      DIVIDENDS AND DISTRIBUTIONS ........................................   34

      TAX INFORMATION ....................................................   35

      MANAGEMENT OF THE FUND .............................................   37

      FINANCIAL HIGHLIGHTS ...............................................   40

      ADDITIONAL INFORMATION .............................................   42

                                  PROSPECTUS 1


                               RYDEX SERIES FUNDS
                                 A-CLASS SHARES
                                 C-CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM

--------------------------------------------------------------------------------

Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds). This Prospectus decribes the Multi-Cap Core Equity Fund (the "Fund"). The Fund is advised by PADCO Advisors, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor").

A-Class Shares and C-Class Shares of the Fund are sold through broker-dealers and other financial institutions ("financial intermediaries") whose clients take part in certain asset allocation investment programs. Investors may exchange shares of the Fund through their financial intermediary or directly through the Rydex web site - www.rydexinvestments.com - or over the phone. UNLIKE MOST OTHER RYDEX FUNDS, THE FUND IS INTENDED FOR LONG-TERM INVESTMENT PURPOSES ONLY, AND IS NOT SUITABLE FOR PURCHASE BY ACTIVE INVESTORS.

RISKS OF INVESTING IN THE FUND

The value of the Fund may fluctuate. In addition, Fund shares:

      o     MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

      o     ARE NOT FEDERALLY INSURED

      o     ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

      o     ARE NOT BANK DEPOSITS

      o     ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

MULTI-CAP CORE EQUITY FUND
--------------------------------------------------------------------------------
A-CLASS (RYASX)                                                  C-CLASS (RYQCX)

FUND OBJECTIVE

The Multi-Cap Core Equity Fund seeks long-term capital appreciation. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Multi-Cap Core Equity Fund invests in a broad mix of common stocks of companies representative of the total U.S. stock market as measured by the Russell 3000(R) Index. The Fund pursues its investment objective by investing, generally in equal amounts, in the common stocks of companies within the small, medium and large market capitalization segments that demonstrate value and potential for growth.

The Advisor uses a quantitative investment strategy that is based on a set of factors that it believes are indicative of future value and growth, such as relative price-to-book ratios and free-cash flow growth measures, to select the Fund's investments within each of the capitalization segments. The Advisor will allocate the Fund's investments among the capitalization segments, generally in equal amounts, and uses disciplined rebalancing to maintain a targeted exposure to each. The Fund may also invest in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities of companies included in the capitalization segments. The Fund may also invest in American Depositary Receipts to gain exposure to the various capitalization segments. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Under normal circumstances, the Fund will invest substantially all (at least 80%) of its net assets in equity securities, and/or derivatives thereof. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

                                  PROSPECTUS 3


PRINCIPAL RISKS

The Multi-Cap Core Equity Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Counterparty Credit Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Large-Capitalization
            Securities Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Portfolio Turnover Risk

      o     Small-Capitalization and Mid-
            Capitalization Securities Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on the next page for a discussion of each of the principal risks that apply to the Fund.

DESCRIPTIONS OF PRINCIPAL RISKS
--------------------------------------------------------------------------------

COUNTERPARTY CREDIT RISK - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts or ADRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the NYSE. The Fund will primarily invest in sponsored ADRs, which are issued with the support of the issuer of the foreign stock underlying the ADRs and which carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments.

                                  PROSPECTUS 5


Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK - The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

      The risks associated with the Fund's use of futures and options contracts include:

      o The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

      o There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

      o Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

      o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

      o Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK - The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

LARGE-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

MARKET RISK - The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the

                                  PROSPECTUS 7


value of the Fund's securities and other financial instruments may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK - To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SMALL-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with larger capitalizations, securities of small and medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. Small and medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

TRADING HALT RISK - The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair value" method to price its outstanding contracts or securities.

FUND PERFORMANCE
--------------------------------------------------------------------------------

The following bar charts show the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. The after-tax returns are calculated using the highest historical federal income and capital gains tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Returns After Taxes on Distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other classes of shares will differ from those shown below. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

                                  PROSPECTUS 9


MULTI-CAP CORE EQUITY FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -10.37%.

                              (PERFORMANCE GRAPH)

 2003    2004   2005    2006    2007
-----   -----   ----   -----   -----
31.41   13.93   6.81   14.04   -5.95

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 06/30/2003) 16.02%              (quarter ended 12/31/2007) -6.99%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                        Since Inception
A-CLASS SHARES                            Past 1 Year     (3/31/2004)
-----------------------------------------------------------------------
Return Before Taxes                          -9.77%          5.63%
Return After Taxes on Distributions         -13.60%          3.37%
Return After Taxes on Distributions and
   Sale of Fund Shares                       -4.63%          3.95%
Russell 3000(R) Index(1)                      5.14%          9.66%

                                                                       Since Inception
C-CLASS SHARES                            Past 1 Year   Past 5 Years     (9/23/2002)
--------------------------------------------------------------------------------------
Return Before Taxes                          -5.95%        11.39%           11.83%
Return After Taxes on Distributions         -10.13%         9.48%           10.00%
Return After Taxes on Distributions and
   Sale of Fund Shares                       -1.99%         9.17%            9.61%
Russell 3000(R) Index(1)                      5.14%        13.63%           14.15%

(1) THE RUSSELL 3000(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX THAT OFFERS INVESTORS ACCESS TO THE BROAD U.S. EQUITY UNIVERSE REPRESENTING APPROXIMATELY 98% OF THE U.S. EQUITY MARKET. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund.


                                                               A-CLASS   C-CLASS
--------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)(1)
Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of initial purchase price)(2)                  4.75%     None
Maximum Deferred Sales Charge (Load)(as a percentage
of initial purchase price or current market value,
   whichever is lower)(3)                                       None(4)   1.00%
Redemption Fee On Shares Redeemed Within 30 Days Of Purchase
(as a percentage of amount redeemed, if applicable)(5)          1.00%     1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                                 0.50%(6)  0.50%(6)
Distribution And/Or Shareholder Service (12b-1) Fees            0.25%     1.00%
Other Expenses                                                  0.46%     0.47%
                                                               -----------------
Total Annual Fund Operating Expenses                            1.21%     1.97%
                                                               =================

(1) THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.

(2) REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

(3) THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH RYDEX DISTRIBUTORS, INC. (THE "DISTRIBUTOR") TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

(4) FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NET ASSET VALUE ("NAV"), WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1.00% CONTINGENT DEFERRED SALES CHARGE ("CDSC") BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER.

(5)   FOR MORE INFORMATION SEE "FREQUENT PURCHASES AND REDEMPTIONS OF FUND
      SHARES."

(6) THE MANAGEMENT FEE PAID TO THE ADVISOR FOR PROVIDING SERVICES TO THE FUND CONSISTS OF A BASIC ANNUAL FEE RATE OF 0.70% OF THE FUND'S AVERAGE DAILY NET ASSETS AND A PERFORMANCE ADJUSTMENT, RESULTING IN A MINIMUM FEE OF 0.50% AND A MAXIMUM FEE OF 0.90%. BECAUSE THE PERFORMANCE ADJUSTMENT IS APPLIED RELATIVE TO THE PERFORMANCE OF THE RUSSELL 3000(R) INDEX, THE ADVISOR COULD RECEIVE A POSITIVE PERFORMANCE ADJUSTMENT EVEN DURING PERIODS WHERE THE FUND'S PERFORMANCE IS NEGATIVE. SEE "MANAGEMENT OF THE FUND" FOR ADDITIONAL INFORMATION.

                                 PROSPECTUS 11

--------------------------------------------------------------------------------

EXAMPLE

The Example that follows is intended to help you compare the cost of investing in A-Class Shares and C-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example reflectS your costs based on these assumptions.

FUND                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------
MULTI-CAP CORE EQUITY - A-CLASS SHARES    $592      $841     $1,108    $1,871
MULTI-CAP CORE EQUITY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                  $300      $618     $1,062    $2,296
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:           $200      $618     $1,062    $2,296

MORE INFORMATION ABOUT THE FUND:
--------------------------------------------------------------------------------
INVESTMENT METHODOLOGY

ADVISOR'S INVESTMENT METHODOLOGY

The Advisor manages the Fund using quantitative investment strategies. This quantitative investment approach relies on financial models and computer databases to assist in the allocation of assets and selection of securities. The Fund's investments are allocated into "capitalization specific" segments of the U.S. equity market. These segments are designed to cover the large-cap, mid-cap and small-cap segments of the market. The Advisor generally considers the largest 200 companies to represent the large-cap segment, the next largest 800 companies to represent the mid-cap segment and the smallest 2,000 companies to represent the small-cap segment. The Advisor generally allocates the Fund's investments equally among the size segments and rebalances periodically using a quantitative methodology designed to maintain its target allocations.

In selecting Fund investments, the Advisor considers a universe of approximately 3,000 securities eligible for purchase, representing approximately 98% of the total capitalization of the U.S. equity market. The Advisor uses a quantitative investment approach to select securities using a set of factors ("the Model") that it believes are indicative of future returns. These include value and growth factors such as relative price-to-book ratios and free-cash flow growth measures, respectively. The factors are intended to complement each other and to generate more consistent positive returns. The Advisor believes that each factor offers a unique perspective that when combined with the other factors considered offers insight into security selection that is greater than any one singular view. Securities are evaluated within each of the three size segments and compared to their appropriate peers in order to mitigate bias in the investment process. When constructing the portfolio, the Advisor considers the security's relative attractiveness according to the Model, its relative contribution to the portfolio's risk, and its ability to reduce or hedge unwanted risks.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

                                 PROSPECTUS 13


INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

A-Class Shares and C-Class Shares are offered primarily through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Fund. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. For more information on opening an account, call Rydex Client Services at
800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

--------------------------------------------------------------------------------
MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

The minimum initial investment amounts and minimum account balance requirements for A-Class Shares or C-Class Shares are:

      o     $ 1,000 for retirement accounts

      o     $ 2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures." Rydex reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

Purchases of C-Class Shares of the Fund requested in an amount of $1,000,000 or more will be automatically made in A-Class Shares of the Fund.
--------------------------------------------------------------------------------

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

      o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

      o Attach a copy of the trust document when establishing a trust account.

      o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

      o You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

      o     BE SURE TO SIGN THE APPLICATION.

      o If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION
--------------------------------------------------------------------------------

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Fund. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE or as otherwise permitted by the U.S. Securities and Exchange Commission - the Fund reserves the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The NYSE holiday schedule is included in the SAI and Rydex will post advance notice of early closings at www.rydexinvestments.com.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Fund's transfer agent, distributor, or authorized dealer, subject to any applicable front end sales charge. The following transaction cut-off times have been established in order to allow the

                                  PROSPECTUS 15


transfer agent appropriate time to report the current day's trading activity to the Fund's Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

-----------------------------------------
METHOD                      CUT-OFF TIME
-----------------------------------------
By Mail                     Market Close
-----------------------------------------
By Phone                    Market Close
-----------------------------------------
By Internet                 Market Close
-----------------------------------------
By Financial Intermediary   Market Close*
-----------------------------------------

* EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE EARLIER CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.

EARLY TRANSACTION CUT-OFF TIMES

On any day that the Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

--------------------------------------------------------------------------------
CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable redemption fees and sales charges.

The Fund calculates its NAV by:

o     Taking the current market value of its total assets

o     Subtracting any liabilities

o     Dividing that amount by the total number of shares owned by shareholders

The Fund calculates NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE - the Fund will calculate NAV as of the earlier closing time in accordance with the policies set forth in the Fund's SAI. These dates are listed in the SAI. For more information on these early closings, please call
800.820.0888 or visit the Rydex web site - www.rydexinvestments.com.

In calculating NAV, the Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Fund thinks that they are unreliable, the Fund prices those securities at fair value as determined in good faith using methods approved by the Board of
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund's NAV calculation. The Fund may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Fund calculates NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

More information about the valuation of the Fund's holdings can be found in the SAI.
--------------------------------------------------------------------------------

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Fund. Transaction orders received in good order by your financial intermediary will be processed at the Fund's next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

SALES CHARGES
--------------------------------------------------------------------------------
A-CLASS SHARES

A-Class Shares are sold at NAV, plus the applicable front-end sales charge. The sales charge is used to pay your financial intermediary a sales commission up to a total of 4.75% of the purchase price of your investment in connection with your initial purchase. However, in some cases, described below, your purchase may not be subject to an initial sales charge, and the offering price will be the NAV. In other cases, you may be eligible for a reduced sales charge. The sales charge varies depending on the amount of your purchase. The current sales charge rates are as follows:

                                  PROSPECTUS 17


--------------------------------------------------------------------------------
                                    SALES CHARGE AS % OF   SALES CHARGE AS % OF
AMOUNT OF INVESTMENT                   OFFERING PRICE       NET AMOUNT INVESTED
--------------------------------------------------------------------------------
Less than $100,000                          4.75%                  4.99%
--------------------------------------------------------------------------------
$100,000 but less than $250,000             3.75%                  3.90%
--------------------------------------------------------------------------------
$250,000 but less than $500,000             2.75%                  2.83%
--------------------------------------------------------------------------------
$500,000 but less than $1,000,000           1.60%                  1.63%
--------------------------------------------------------------------------------
$1,000,000 or greater                         *                      *
--------------------------------------------------------------------------------

* FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NAV, WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1% CDSC BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER. THE CDSC IS USED TO REIMBURSE THE DISTRIBUTOR FOR PAYING YOUR FINANCIAL INTERMEDIARY A SALES COMMISSION UP TO A TOTAL OF 1.00% OF THE PURCHASE PRICE OF YOUR INVESTMENT IN CONNECTION WITH YOUR INITIAL PURCHASE. FOR MORE INFORMATION ABOUT WHETHER YOUR FINANCIAL INTERMEDIARY HAS ENTERED INTO SUCH AN ARRANGEMENT, CONTACT YOUR FINANCIAL INTERMEDIARY DIRECTLY.

HOW TO REDUCE YOUR SALES CHARGE

You may be eligible to purchase A-Class Shares for reduced sales charges. To qualify for these reductions, you or your financial intermediary must provide sufficient information, IN WRITING AND AT THE TIME OF PURCHASE, to verify that your purchase qualifies for such treatment. For additional information, including information on aggregating purchases among related accounts to receive reduced sales charges, see the SAI. Consistent with the policies described in this Prospectus, you and your "immediate family" (your spouse and your children under the age of 21) may combine your Fund holdings to reduce your sales charge.

      o RIGHTS OF ACCUMULATION. To qualify for the lower sales charge rates that apply to larger purchases of A-Class Shares, you may combine your new purchases of A-Class Shares with the shares of any other A-Class Shares or C-Class Shares of Rydex Funds that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other A-Class and C-Class Shares that you own. Additionally, you may combine simultaneous purchases of A-Class Shares of one Rydex Fund with A-Class Shares of any other Rydex Fund to reduce the sales charge rate that applies to the purchase of A-Class Shares of any Rydex Fund. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.

      o LETTERS OF INTENT. Under a Letter of Intent ("LOI"), you commit to purchase a specified dollar amount of A-Class Shares of Rydex Funds during a 13-month period. At your written request, A-Class Share purchases made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Fund to hold in escrow 4% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

SALES CHARGE WAIVERS

The sales charge on purchases of A-Class Shares is waived for certain types of investors, including:

      o REPURCHASE OF A-CLASS SHARES. If you have redeemed A-Class Shares of any Rydex Fund within the past 365 days, you may repurchase an equivalent amount of A-Class Shares of any Rydex Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 365 days of your redemption. Note that if you reacquire shares through separate installments (E.G., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 365 days of your redemption.

      o Directors and officers of any fund sponsored by the Advisor or any of its subsidiaries and their immediate families (E.G., spouse, children, mother or father).

      o Employees of the Advisor and their immediate families, or any full-time employee or registered representative of the Distributor or of broker-dealers having dealer agreements with the Distributor (a "Selling Broker") and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

      o Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the Fund's shares and their immediate families.

                                  PROSPECTUS 19


      o Participants in certain "wrap-fee" or asset allocation programs or other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor.

      o Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor.

      o Employer-sponsored retirement plans including, but not limited to, those that qualify under Sections 403(b), 401(a), 401(k) or 457 of the Internal Revenue Code of 1986, as amended, where at the time of purchase the Distributor has been notified in writing that such plan has at least $100 million in assets or 100 participating employees. Employer-sponsored retirement plans do not include IRAs, Roth IRAs, SEP or SARSEP plans, profit-sharing plans, single participant plans or plans covering self-employed individuals and their employees; such account types, however, may apply for sales charge reductions. Please see the SAI for more information.

The Fund does not waive sales charges for the reinvestment of proceeds from the sale of shares of a non-Rydex Fund where those shares were subject to a front-end sales charge (sometimes called an NAV Transfer).

SALES CHARGE EXCEPTIONS

You will not pay initial sales charges on the following:

      o Purchases of A-Class Shares of the Rydex U.S. Government Money Market Fund, which are offered in a separate prospectus.

      o     A-Class Shares purchased by reinvesting dividends and distributions.

      o When exchanging A-Class Shares of one Fund for A-Class Shares of another Fund, unless you are exchanging A-Class Shares of the Rydex U.S. Government Money Market Fund that have not previously been subject to a sales charge.

C-CLASS SHARES

C-Class Shares are sold at NAV, without any up-front sales charge, so that the full amount of your purchase is invested in the Fund. However, if you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your initial purchase price or current market value, whichever is lower. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your initial purchase. If your intermediary has entered into arrangements with the Distributor to forego receipt of that initial 1.00% sales commission, the Fund will waive any otherwise applicable

CDSC when you redeem your C-Class Shares. For more information about whether your broker-dealer has entered into such an arrangement, contact your intermediary directly.

WAIVER OF CDSC

The CDSC will be waived for the redemption of C-Class Shares:

      o purchased through a financial intermediary that has entered into arrangements with the Distributor to forego receipt of an initial sales commission;

      o     purchased by reinvesting dividends;

      o     following the death or disability of a shareholder;

      o on the first 10% of shares that are sold within 12 months of purchase; or

      o resulting from the Fund exercising its right to redeem accounts that maintain a balance below the current applicable minimum investment.

The policy of waiving the CDSC for certain redemptions may be modified or discontinued, with respect to new shareholders, at any time.

BUYING FUND SHARES
--------------------------------------------------------------------------------

The Fund offers its shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Fund's transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order. The Fund charges a 1.00% redemption fee on redemptions of shares made within thirty (30) days of the date of purchase. See "Frequent Trading Purchases and Redemptions of Fund Shares" for more information.

PURCHASE PROCEDURES

The Fund offers you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Fund does not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Fund. Any payment instrument refused will generally be

                                  PROSPECTUS 21


returned to you within twenty-four (24) hours of Rydex's refusal to accept such instrument, but in no event later than seventy-two (72) hours after such refusal. Retirement contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution. You may buy shares and send your purchase proceeds by any of the following methods:

---------------------------------------------------------------------------------------------
                           INITIAL PURCHASE                   SUBSEQUENT PURCHASES
                    -------------------------------------------------------------------------
                    Complete the account              Complete the Rydex investment slip
                    application that corresponds to   included with your quarterly statement
                    the type of account you are       or send written purchase instructions
                    opening.                          that include:
BY MAIL             o MAKE SURE TO DESIGNATE THE      o YOUR NAME
IRA AND OTHER       RYDEX FUND(S) YOU WANT TO         o YOUR SHAREHOLDER ACCOUNT NUMBER
RETIREMENT          PURCHASE.                         o THE RYDEX FUND(S) YOU WANT TO
ACCOUNTS            o MAKE SURE YOUR INVESTMENT       PURCHASE.
REQUIRE             MEETS THE ACCOUNT MINIMUM.
ADDITIONAL          -------------------------------------------------------------------------
PAPERWORK.                        Make your check payable to RYDEX INVESTMENTS.
                    -------------------------------------------------------------------------
                       Your check must be drawn on a U.S. bank and payable in U.S. Dollars.
                    -------------------------------------------------------------------------
CALL RYDEX              Include the name of the Rydex Fund(s) you want to purchase on your
CLIENT                                               check.
SERVICES                  IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO PURCHASE,
TO REQUEST A                 YOUR INVESTMENT WILL BE CREDITED TO THE U.S. GOVERNMENT
RETIREMENT                MONEY MARKET FUND, WHICH IS OFFERED IN A SEPARATE PROSPECTUS.
ACCOUNT             -------------------------------------------------------------------------
INVESTOR            Mail your application and check        Mail your written purchase
APPLICATION                       to:                      instructions and check to:
KIT.                -------------------------------------------------------------------------
                    MAILING ADDRESS:
                    Rydex Investments
                    Attn: Ops. Dept.
                    9601 Blackwell Road, Suite 500
                    Rockville, MD 20850
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                            INITIAL PURCHASE                    SUBSEQUENT PURCHASES
                    -------------------------------------------------------------------------
                    Submit new account paperwork,        Be sure to designate in your wire
                    and then call Rydex to obtain     instructions the Rydex Fund(s) you want
                    your account number.                            to purchase.
                    o MAKE SURE TO DESIGNATE THE
                    RYDEX FUND(S) YOU WANT TO
                    PURCHASE.
                    o MAKE SURE YOUR INVESTMENT
                    MEETS THE ACCOUNT MINIMUM.
BY WIRE             -------------------------------------------------------------------------
RYDEX CLIENT        To obtain "same-day credit" (to get that Business Day's NAV) for your
SERVICES            purchase order, YOU MUST CALL RYDEX CLIENT SERVICES AND PROVIDE THE
PHONE               FOLLOWING INFORMATION PRIOR TO THE TRANSACTION CUT-OFF TIME FOR THE RYDEX
NUMBER:             FUND(S) YOU ARE PURCHASING:
800.820.0888        o Account Number
OR                  o Fund Name
301.296.5406        o Amount of Wire
                    o Fed Wire Reference Number (upon request)

                    You will receive a confirmation number to verify that your purchase order has been accepted.

                    IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING WIRE, YOUR
                    PURCHASE ORDER WILL NOT BE PROCESSED UNTIL THE BUSINESS DAY FOLLOWING THE
                    RECEIPT OF THE WIRE.
                    -------------------------------------------------------------------------
                    WIRE INSTRUCTIONS:

                    U.S. Bank
                    Cincinnati, OH
                    Routing Number: 0420-00013
                    For Account of: Rydex Investments
                    Account Number: 48038-9030
                    [Your Name]
                    [Your shareholder account number]

                    IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR
                    INVESTMENT WILL BE CREDITED TO THE U.S. GOVERNMENT MONEY MARKET FUND,
                    WHICH IS OFFERED IN A SEPARATE PROSPECTUS.
                    -------------------------------------------------------------------------

                                        PROSPECTUS 23


---------------------------------------------------------------------------------------------
                            INITIAL PURCHASE                    SUBSEQUENT PURCHASES
                    -------------------------------------------------------------------------
                    Submit new account paper- work,   SUBSEQUENT PURCHASES MADE VIA ACH MUST
                    and then call Rydex to obtain     BE A MINIMUM OF $50. To make a
BY ACH              your account number. Be sure to   subsequent purchase send written
(FAX)               complete the "Electronic          purchase instructions that include:
RYDEX FAX           Investing via ("ACH")" section.
NUMBER:             Then, fax it to Rydex. (ONLY      o YOUR NAME
301.296.5103        Individual, Joint and UGMA/UTMA
                    accounts may be opened by fax).

                    o MAKE SURE TO INCLUDE A LETTER   o YOUR SHAREHOLDER ACCOUNT NUMBER
                    OF INSTRUCTION REQUESTING THAT
                    WE PROCESS YOUR PURCHASE BY       o THE RYDEX FUND(S) YOU WANT TO
                    ACH.                              PURCHASE
                    o MAKE SURE TO DESIGNATE THE
                    RYDEX FUND(S) YOU WANT TO
                    PURCHASE.
                    o MAKE SURE YOUR INVESTMENT
                    MEETS THE ACCOUNT MINIMUM.        o ACH BANK INFORMATION (IF NOT ON
                                                      RECORD).
---------------------------------------------------------------------------------------------
BY ACH                            Follow the directions on the Rydex web site -
(INTERNET)                                   www.rydexinvestments.com
---------------------------------------------------------------------------------------------

CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

      o     if your bank does not honor your check for any reason

      o     if the transfer agent (Rydex) does not receive your wire transfer

      o     if the transfer agent (Rydex) does not receive your ACH transfer

      o     if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND'S NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES
--------------------------------------------------------------------------------

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any Business Day. You may redeem all or any portion of your Fund shares at the Fund's next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Fund's transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent or your financial intermediary. The Fund charges a 1.00% redemption fee on redemptions of shares made within thirty
(30) days of the date of purchase. See "Frequent Purchases and Redemptions of Fund Shares" for more information.

The Fund may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the U.S. Securities and Exchange Commission. The Fund reserves the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Fund also offers you the option to send redemption orders to Rydex by:

--------------------------------------------------------------------------------
                  Rydex Investments
                  Attn: Ops. Dept.
      MAIL        9601 Blackwell Road, Suite 500
                  Rockville, MD 20850
--------------------------------------------------------------------------------
                  301.296.5103
                  If you send your redemption order by fax, you must call Rydex
      FAX         Client Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.
--------------------------------------------------------------------------------
    TELEPHONE     800.820.0888 or 301.296.5406 (not available for retirement accounts)
--------------------------------------------------------------------------------

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

      o     your name

      o     your shareholder account number

      o     Fund name(s)

      o     dollar amount or number of shares you would like to sell

                                  PROSPECTUS 25


      o whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

      o signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically, via ACH, or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Fund.
--------------------------------------------------------------------------------

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Fund may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Fund may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Fund will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of A-Class Shares or C-Class Shares of any Rydex Fund for A-Class Shares or C-Class Shares of any other Rydex Fund on the basis of the respective NAVs of the shares involved. An exchange of A-Class Shares of the Rydex U.S. Government Money Market Fund, which is offered in a separate prospectus, that have not previously been subject to a sales charge will be treated as an initial purchase of the other Rydex Fund and applicable sales charges will apply. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent or your financial intermediary prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" for additional information. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Fund also offers you the option to send exchange requests to Rydex by:

                                  PROSPECTUS 27


--------------------------------------------------------------------------------
                  Rydex Investments
                  Attn: Ops. Dept.
      MAIL        9601 Blackwell Road, Suite 500
                  Rockville, MD 20850
--------------------------------------------------------------------------------
                  301.296.5101
                  If you send your exchange request by fax, you must call Rydex
      FAX         Client Services at 800.820.0888 to verify that your fax was received and when it will be processed.
--------------------------------------------------------------------------------
    TELEPHONE     800.820.0888 OR 301.296.5406
--------------------------------------------------------------------------------
     INTERNET     Follow the directions on the Rydex web site -
                  www.rydexinvestments.com
--------------------------------------------------------------------------------

Whether you transmit your exchange request by mail, fax, telephone or inter-net, you must include the following information in your exchange request:

      o     your name

      o     your shareholder account number

      o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

      o dollar amount, number of shares or percentage of Fund position involved in the exchange

      o signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS

On any Business Day, investors may make exchanges of A-Class Shares or C-Class Shares of the Fund for A-Class Shares or C-Class Shares of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES,

CERTAIN RYDEX FUNDS, INCLUDING THE MULTI-CAP CORE EQUITY FUND, DO NOT ALLOW UNLIMITED TRADING. SEE "FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES" FOR MORE INFORMATION. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling
800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.

RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------
SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Fund may use this information to attempt to verify your identity. The Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under applicable law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

                                  PROSPECTUS 29


CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, and to obtain the appropriate forms, please visit the Rydex web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your financial intermediary's name, and you want to transfer the registration to another financial intermediary or want the shares registered in your name, then you should contact your financial intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Fund nor its transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Fund, nor its transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (E.G., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

EDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Fund through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Fund reserves the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Fund's transfer agent for services associated with the following:

      o $ 15 for wire transfers of redemption proceeds under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver

      o     $ 50 on purchase checks returned for insufficient funds

      o $ 25 to stop payment of a redemption check within 10 Business Days of the settlement date

      o $ 15 for standard overnight packages (fee may be higher for special delivery options)

      o     $ 25 for bounced drafts or ACH transactions

      o     $ 15 per year for low balance accounts

      o The Fund reserves the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee (and any unpaid annual maintenance fee) will be deducted from the proceeds of your redemption. You may pay the annual maintenance fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted from your account.

                                  PROSPECTUS 31


ACCOUNT FEE WAIVERS

The following fees will be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged: the annual maintenance fee for retirement accounts; and the wire transfer charge of $15 for wire redemptions less than $5,000. Additionally, the wire transfer charge of $15 for wire redemptions less than $5,000 will be waived for accounts that are held directly through the Fund's transfer agent that also have an adviser.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

FREQUENT TRADING POLICY. Unlike most other Rydex Funds, the Fund is not suitable for purchase by active investors. The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Fund.

REDEMPTION FEE POLICY. In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of same, the Board of Trustees has approved a 1.00% redemption fee to be imposed uniformly on all Fund shares redeemed within thirty (30) days of the date of purchase (including shares of the Fund that are acquired through an exchange) subject to the limitations discussed below. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of the Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Fund requests that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Fund. However, the Fund recognizes that due to operational and system limitations, intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's. Therefore, to the extent that financial intermediaries are unable to collect the redemption fee, the Fund may not be able to defray the expenses associated with short-term trades made by that financial intermediary's customers.

REDEMPTION FEE WAIVERS. The Fund reserves the right to waive the redemption fee in its discretion where either the Fund believes such waiver is in the best interests of the Fund, including, but not limited to, certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns or where the financial intermediary's processing systems are unable to properly apply the redemption fee. These categories currently include (i) participants in certain group retirement plans or group annuity contracts whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic redemptions; (v) retirement loans and withdrawals; (vi) redemptions in accounts participating in certain approved asset allocation programs; and (vii) transactions by certain qualified fund of funds. A qualified fund of fund(s) is a mutual fund or other collective investment vehicle that either applies the Fund's frequent trading and/or redemption fee policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the Rydex Funds' Chief Compliance Officer. Qualified fund of funds include fund of fund(s) advised by the Advisor.

For purposes of applying the Fund's policies, the Advisor may consider the trading history of accounts under common ownership or control. In addition, the Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Advisor reasonably believes that the trading activity would be harmful or disruptive to the Fund. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund's access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as

                                  PROSPECTUS 33


a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.

RIGHTS RESERVED BY THE FUND

The Fund reserves the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Fund or in cases where the Fund is requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

A-CLASS SHARES

The Fund has adopted a Distribution Plan applicable to A-Class Shares that allows the Fund to pay distribution fees to the Distributor and other firms that provide distribution services ("Service Providers"). The Fund will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Distributor generally will, in turn, pay the Service Provider out of its fees. Because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

C-CLASS SHARES

The Fund has adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to C-Class Shares that allows the Fund to pay annual distribution and service fees of 1.00% of the Fund's average daily net assets. The annual 0.75% distribution fee reimburses the Distributor for paying your intermediary a sales commission. The annual 0.25% service fee compensates your intermediary for providing on-going services to you. The Distributor advances the first year's distribution and service fees, and retains the distribution and service fees on accounts with no authorized intermediary of record. Because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Fund. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by the Fund. If you own Fund shares on the Fund's record date, you will be entitled to receive the dividend. The Fund may declare and pay dividends on the same date. The Fund makes distributions of capital gains, if any, at least annually. The Fund, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of the Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Fund in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Fund receives your written notice. To cancel your election, simply send written notice to the Fund. Dividends and distributions with values of $10 or less may be automatically reinvested.

                                  PROSPECTUS 35


TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as the Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

      o The Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

      o The income dividends and short-term capital gains distributions you receive from the Fund will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.

      o Any long-term capital gains distributions you receive from the Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

      o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

      o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

      o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.

      o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by the Fund for more than one year.

      o Distributions paid in January but declared by the Fund in October, November or December of the previous year may be taxable to you in the previous year.

      o The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

      o If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Fund through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

The Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Fund and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

                                  PROSPECTUS 37


MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISOR

PADCO Advisors, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Fund. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor makes investment decisions for the assets of the Fund and continuously reviews, supervises, and administers the Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Fund paid the Advisor a fee for the fiscal year ended March 31, 2008 at an annualized rate based on the average daily net assets of the Fund, as set forth below:

                                                                        ADVISORY
FUND                                                                      FEE
--------------------------------------------------------------------------------
Multi-Cap Core Equity ...............................................    0.50%*

* THE ADVISOR IS PAID A BASE MANAGEMENT FEE OF 0.70% THAT IS SUBJECT TO A PERFORMANCE ADJUSTMENT SO THAT THE BASE FEE CAN INCREASE TO A MAXIMUM OF 0.90% OR DECREASE TO A MINIMUM OF 0.50%, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE FUND RELATIVE TO THE RUSSELL 3000(R) INDEX (THE "INDEX"). THE INDEX MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION, WHICH REPRESENTS APPROXIMATELY 98% OF THE INVESTABLE U.S. EQUITY MARKET. THE PERFORMANCE COMPARISON IS MADE ON A ROLLING 12-MONTH PERIOD, WITH PERFORMANCE ADJUSTMENTS MADE AT THE END OF EACH MONTH. THE 12-MONTH COMPARISON PERIOD WILL ROLL OVER WITH EACH SUCCEEDING MONTH, SO THAT IT WILL ALWAYS EQUAL 12 MONTHS, ENDING WITH THE MONTH FOR WHICH THE PERFORMANCE ADJUSTMENT IS BEING COMPUTED. FOR EVERY 0.0375% OF DIFFERENCE BETWEEN THE PERFORMANCE OF THE FUND AND THE PERFORMANCE OF THE INDEX, THE ADVISOR'S FEE WILL BE ADJUSTED UPWARDS OR DOWNWARDS BY 0.01%. THE MAXIMUM ANNUALIZED PERFORMANCE ADJUSTMENT IS +/- 0.20%.

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's August 2007 approval of the Fund's investment advisory agreement is available in the Fund's September 30, 2007 Semi-Annual Report to Shareholders, which covers the period April 1, 2007 to September 30, 2007.

PORTFOLIO MANAGEMENT

Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of six investment professionals that are responsible for overseeing different functions within the

Portfolio Department. Including Mr. Byrum, those members include Michael Dellapa as the Director of Alternative Investment Strategies, Ryan Harder as Senior Portfolio Manager, Douglas Holmes as the Director of Stock Selection and Asset Allocation, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 15 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following four individuals are jointly and primarily responsible for the management of the Fund.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility for the management of the Fund. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa, Harder, and Holmes. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, and helped to create the Sector Funds, all of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed the Fund since its inception.

MICHAEL J. DELLAPA, CFA, CAIA, Director of Alternative Investment Strategies -Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, including the Absolute Return Strategies Fund and the Hedged Equity Fund. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. In 2005, Mr. Dellapa became

                                  PROSPECTUS 39


Director of Investment Research and in 2007 became the Director of Alternative Investment Strategies. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed the Fund since its inception.

RYAN A. HARDER, CFA, Senior Portfolio Manager- Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Absolute Return Strategies, Hedged Equity, High Yield Strategy and Inverse High Yield Strategy Funds, all of which are offered in a separate prospectus. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed the Fund since its inception.

DOUGLAS HOLMES, CFA, Director of Stock Selection and Asset Allocation - As the Director of Stock Selection and Asset Allocation, Mr. Holmes oversees the development and daily maintenance of the stock selection and asset allocation methodologies employed by the Rydex Funds. While Mr. Holmes is involved in the management of all of the Rydex Funds, he focuses on the management of the Alternative Investment, Essential Portfolio and Sector Funds, all of which are offered in a separate prospectus. Mr. Holmes first became associated with Rydex as a consultant in September 2004. In October 2005, Mr. Holmes accepted a permanent position as the Strategic Advisor and in September 2007 was named the Director of Stock Selection and Asset Allocation. Mr. Holmes has been a member of the ILT since its inception. Prior to his association with Rydex, Mr. Holmes was a 20-year veteran of State Street Global Advisors as the department head of the US Indexing Department, the US Active Department, and finally the Global Enhanced Department. He holds a BS degree in mathematics from Northeastern University. Mr. Holmes has co-managed the Fund since its inception.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund is available in the SAI.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of operations of the Fund's A-Class Shares or C-Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended March 31, 2008 and 2007 has been


                                                                 NET
                                                  NET          INCREASE
                                             REALIZED AND     (DECREASE)
                    NET ASSET       NET       UNREALIZED        IN NET       DISTRIBUTIONS   DISTRIBUTIONS
                      VALUE,    INVESTMENT       GAINS       ASSET VALUE        FROM NET        FROM NET
                    BEGINNING     INCOME      (LOSSES)ON    RESULTING FROM     INVESTMENT       REALIZED
YEAR ENDED          OF PERIOD     (LOSS)+     INVESTMENTS    OPERATIONS          INCOME          GAINS
----------------------------------------------------------------------------------------------------------
MULTI-CAP CORE EQUITY FUND A-CLASS
   MARCH 31, 2008     $17.05       $ .10       $(2.58)         $(2.48)           $(.02)         $(2.76)
   March 31, 2007      16.72         .05         1.38            1.43               --           (1.10)
   March 31, 2006      15.01        (.01)        2.59            2.58               --            (.87)
   March 31, 2005      14.44         .02         1.16            1.18               --            (.61)
   March 31, 2004*     14.44          --           --              --               --              --
MULTI-CAP CORE EQUITY FUND C-CLASS
   MARCH 31, 2008      16.39        (.02)       (2.45)          (2.47)            (.02)          (2.76)
   March 31, 2007      16.24        (.09)        1.34            1.25               --           (1.10)
   March 31, 2006      14.71        (.13)        2.53            2.40               --            (.87)
   March 31, 2005      14.27        (.10)        1.15            1.05               --            (.61)
   March 31, 2004      10.11        (.11)        4.38            4.27               --            (.11)

* SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004 -- MULTI-CAP CORE EQUITY FUND A-CLASS.

**    ANNUALIZED

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++    OPERATING EXPENSES EXCLUDE SHORT DIVIDENDS EXPENSE.

                                 PROSPECTUS 41


audited by Ernst & Young LLP, whose report, along with the financial statements and related notes, appear in the Fund's 2008 Annual Report. The information for each of the periods through March 31, 2006 was audited by a predecessor independent registered public accounting firm. The 2008 Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2008 Annual Report is incorporated by reference in the SAI.


                                                                   RATIOS TO
                                                               AVERAGE NET ASSETS:
                                                              ---------------------
                         NET INCREASE     NET                                                     NET ASSETS,
                          (DECREASE)     ASSET                               NET                     END OF
            REDEMPTION      IN NET       VALUE,     TOTAL                INVESTMENT   PORTFOLIO      PERIOD
  TOTAL        FEES          ASSET      END OF    INVESTMENT    TOTAL      INCOME      TURNOVER     (000'S
DISTRIBUT   COLLECTED        VALUE      PERIOD    RETURN+++   EXPENSES     (LOSS)        RATE       OMITTED)
-------------------------------------------------------------------------------------------------------------
 $(2.78)    $--SECTION      $(5.26)     $11.79     (15.78)%     1.21%       0.64%        149%       $ 3,361
  (1.10)     --SECTION         .33       17.05       8.89%      1.32%       0.32%        138%         5,680
   (.87)     --               1.71       16.72      17.55%      1.66%      (0.08)%       168%         3,079
   (.61)     --                .57       15.01       8.16%      1.57%       0.16%        159%           906
     --      --                 --       14.44       0.00%      0.00%**-    0.00%**      226%             1
  (2.78)     --SECTION       (5.25)      11.14     (16.39)%     1.97%      (0.13)%       149%        15,906
  (1.10)     --SECTION         .15       16.39       8.03%      2.12%      (0.54)%       138%        30,181
   (.87)     --               1.53       16.24      16.68%      2.40%      (0.87)%       168%        30,981
   (.61)     --                .44       14.71       7.34%      2.31%      (0.71)%       159%        34,793
   (.11)     --               4.16       14.27      42.29%      2.24%      (0.87)%       226%        23,811

+++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

- DUE TO THE LIMITED LENGTH OF FUND OPERATIONS, EXPENSE RATIOS FOR THIS PERIOD ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

SECTION LESS THAN $.01 PER SHARE

ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUND IS INCLUDED IN THE SAI DATED AUGUST 1, 2008. THE SAI HAS BEEN FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE U.S. SECURITIES AND EXCHANGE COMMISSION MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE U.S. SECURITIES AND EXCHANGE COMMISSION PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE U.S. SECURITIES AND EXCHANGE COMMISSION BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO:
U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE U.S. SECURITIES AND EXCHANGE COMMISSION AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.

YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUND'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING THEIR LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUND OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S U.S. SECURITIES AND EXCHANGE COMMISSION REGISTRATION NUMBER IS 811-07584.

                                 PROSPECTUS 43


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

                                       44


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

                                 PROSPECTUS 45


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

(RYDEX INVESTMENTS LOGO)
ESSENTIAL FOR MODERN MARKETS(R)

9601 Blackwell Road o Suite 500 o Rockville, MD 20850
800.820.0888 o www.rydexinvestments.com

RMCEAC-1-0808x1208

                                                              RYDEX SERIES FUNDS

                                        H-CLASS SHARES PROSPECTUS AUGUST 1, 2008

                                                            DOMESTIC EQUITY FUND
                                                      MULTI-CAP CORE EQUITY FUND

                                                         [RYDEXINVESTMENTS LOGO]

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

DOMESTIC EQUITY FUND
   MULTI-CAP CORE EQUITY FUND....................        2
DESCRIPTIONS OF PRINCIPAL RISKS..................        4
FUND PERFORMANCE.................................        8
FUND FEES AND EXPENSES...........................       10
MORE INFORMATION ABOUT THE FUND..................       11
INVESTMENT METHODOLOGY...........................       11
SHAREHOLDER INFORMATION..........................       12
TRANSACTION INFORMATION..........................       13
BUYING FUND SHARES...............................       15
SELLING FUND SHARES..............................       20
EXCHANGING FUND SHARES...........................       22
RYDEX ACCOUNT POLICIES...........................       24
DISTRIBUTION AND SHAREHOLDER SERVICES............       29
DIVIDENDS AND DISTRIBUTIONS......................       30
TAX INFORMATION..................................       30
MANAGEMENT OF THE FUND...........................       32
FINANCIAL HIGHLIGHTS.............................       36
ADDITIONAL INFORMATION...........................       38

                                                                    PROSPECTUS 1

                               RYDEX SERIES FUNDS
                                 H-CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 - 301.296.5100 - WWW.RYDEXINVESTMENTS.COM

Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds). This Prospectus decribes the Multi-Cap Core Equity Fund (the "Fund"). The Fund is advised by PADCO Advisors, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor").

H-Class Shares of the Fund are sold principally to clients of professional money managers ("financial intermediaries") and to investors who take part in certain asset allocation investment programs. Investors may exchange shares of the Fund through their financial intermediary or directly through the Rydex web site - www.rydexinvestments.com - or over the phone. UNLIKE MOST OTHER RYDEX FUNDS, THE FUND IS INTENDED FOR LONG-TERM INVESTMENT PURPOSES ONLY, AND IS NOT SUITABLE FOR PURCHASE BY ACTIVE INVESTORS.

RISKS OF INVESTING IN THE FUND

The value of the Fund may fluctuate. In addition, Fund shares:

      -     MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

      -     ARE NOT FEDERALLY INSURED

      -     ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

      -     ARE NOT BANK DEPOSITS

      -     ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

2

MULTI-CAP CORE EQUITY FUND

H-CLASS (RYQMX)

FUND OBJECTIVE

The Multi-Cap Core Equity Fund seeks long-term capital appreciation. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Multi-Cap Core Equity Fund invests in a broad mix of common stocks of companies representative of the total U.S. stock market as measured by the Russell 3000(R) Index. The Fund pursues its investment objective by investing, generally in equal amounts, in the common stocks of companies within the small, medium and large market capitalization segments that demonstrate value and potential for growth.

The Advisor uses a quantitative investment strategy that is based on a set of factors that it believes are indicative of future value and growth, such as relative price-to-book ratios and free-cash flow growth measures, to select the Fund's investments within each of the capitalization segments. The Advisor will allocate the Fund's investments among the capitalization segments, generally in equal amounts, and uses disciplined rebalancing to maintain a targeted exposure to each. The Fund may also invest in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities of companies included in the capitalization segments. The Fund may also invest in American Depositary Receipts to gain exposure to the various capitalization segments. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Under normal circumstances, the Fund will invest substantially all (at least 80%) of its net assets in equity securities, and/or derivatives thereof. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

                                                                    PROSPECTUS 3

PRINCIPAL RISKS

The Multi-Cap Core Equity Fund is subject to a number of risks that may affect the value of its shares, including:

  -   Counterparty Credit Risk

  -   Depositary Receipt Risk

  -   Derivatives Risk

  -   Early Closing Risk

  -   Large-Capitalization Securities Risk

  -   Market Risk

  -   Non-Diversification Risk

  -   Portfolio Turnover Risk

  -   Small-Capitalization and Mid-Capitalization Securities Risk

  -   Trading Halt Risk

Please see "Descriptions of Principal Risks" on the next page for a discussion of each of the principal risks that apply to the Fund.

4

DESCRIPTIONS OF PRINCIPAL RISKS

COUNTERPARTY CREDIT RISK - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate and credit default swap agreements. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts or ADRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the NYSE. The Fund will primarily invest in sponsored ADRs, which are issued with the support of the issuer of the foreign stock underlying the ADRs and which carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments.

                                                                    PROSPECTUS 5

Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK - The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

  The risks associated with the Fund's use of futures and options contracts include:

      - The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

6

      - There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

      - Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

      - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

      - Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK - The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

LARGE-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

MARKET RISK - The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's secu-

                                                                    PROSPECTUS 7

rities and other financial instruments may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK - To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with larger capitalizations, securities of small and medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. Small and medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

TRADING HALT RISK - The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair value" method to price its outstanding contracts or securities.

8

FUND PERFORMANCE

The following bar charts show the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. The after-tax returns are calculated using the highest historical federal income and capital gains tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Returns After Taxes on Distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other classes of shares will differ from those shown below. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

                                                                    PROSPECTUS 9

MULTI-CAP CORE EQUITY FUND

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS -10.05%.

Year                        Quarter Return
----                        --------------
2003                            32.49%
2004                            14.80%
2005                             7.60%
2006                            14.95%
2007                            -5.24%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 16.26%               (quarter ended 12/31/2007) -6.75%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2007)

                                                                       Since
                                                                     Inception
H-CLASS SHARES                         Past 1 Year   Past 5 Years   (9/23/2002)
-----------------------------------    -----------   ------------   -----------
Return Before Taxes                       -5.24%        12.26%         12.69%
Return After Taxes on Distributions       -9.27%        10.39%         10.91%
Return After Taxes on Distributions
   and Sale of Fund Shares                -1.60%         9.95%         10.40%
Russell 3000 (R) Index (1)                 5.14%        13.63%         14.15%

(1) THE RUSSELL 3000(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX THAT OFFERS INVESTORS ACCESS TO THE BROAD U.S. EQUITY UNIVERSE REPRESENTING APPROXIMATELY 98% OF THE U.S. EQUITY MARKET. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

10

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

                                                                   MULTI-CAP
                                                                  CORE EQUITY
                                                                  -----------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) (1)
Redemption Fee on Shares Redeemed Within 30 Days of Purchase
(as a percentage of amount redeemed, if applicable) (2)               1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                                       0.50% (3)

Distribution And/Or Shareholder Service (12B-1) Fees                  0.25%

Other Expenses                                                        0.48%
                                                                      ----
Total Annual Fund Operating Expenses                                  1.23%
                                                                      ====

(1) THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.

(2)   FOR MORE INFORMATION SEE "FREQUENT PURCHASES AND REDEMPTIONS OF FUND
      SHARES."

(3) THE MANAGEMENT FEE PAID TO THE ADVISOR FOR PROVIDING SERVICES TO THE FUND CONSISTS OF A BASIC ANNUAL FEE RATE OF 0.70% OF THE FUND'S AVERAGE DAILY NET ASSETS AND A PERFORMANCE ADJUSTMENT, RESULTING IN A MINIMUM FEE OF 0.50% AND A MAXIMUM FEE OF 0.90%. BECAUSE THE PERFORMANCE ADJUSTMENT IS APPLIED RELATIVE TO THE PERFORMANCE OF THE RUSSELL 3000(R) INDEX, THE ADVISOR COULD RECEIVE A POSITIVE PERFORMANCE ADJUSTMENT EVEN DURING PERIODS WHERE THE FUND'S PERFORMANCE IS NEGATIVE. SEE "MANAGEMENT OF THE FUND" FOR ADDITIONAL INFORMATION.

EXAMPLE

The Example that follows is intended to help you compare the cost of investing in H-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example reflects your costs based on these assumptions.

Fund                       1 Year      3 Years    5 Years    10 Years
---------------------      ------      -------    -------    --------
Multi-Cap Core Equity      $ 125       $  390     $   676    $  1,489

                                                                   PROSPECTUS 11

MORE INFORMATION ABOUT THE FUND:

INVESTMENT METHODOLOGY

ADVISOR'S INVESTMENT METHODOLOGY

The Advisor manages the Fund using quantitative investment strategies. This quantitative investment approach relies on financial models and computer databases to assist in the allocation of assets and selection of securities. The Fund's investments are allocated into "capitalization specific" segments of the U.S. equity market. These segments are designed to cover the large-cap, mid-cap and small-cap segments of the market. The Advisor generally considers the largest 200 companies to represent the large-cap segment, the next largest 800 companies to represent the mid-cap segment and the smallest 2,000 companies to represent the small-cap segment. The Advisor generally allocates the Fund's investments equally among the size segments and rebalances periodically using a quantitative methodology designed to maintain its target allocations.

In selecting Fund investments, the Advisor considers a universe of approximately 3,000 securities eligible for purchase, representing approximately 98% of the total capitalization of the U.S. equity market. The Advisor uses a quantitative investment approach to select securities using a set of factors ("the Model") that it believes are indicative of future returns. These include value and growth factors such as relative price-to-book ratios and free-cash flow growth measures, respectively. The factors are intended to complement each other and to generate more consistent positive returns. The Advisor believes that each factor offers a unique perspective that when combined with the other factors considered offers insight into security selection that is greater than any one singular view. Securities are evaluated within each of the three size segments and compared to their appropriate peers in order to mitigate bias in the investment process. When constructing the portfolio, the Advisor considers the security's relative attractiveness according to the Model, its relative contribution to the portfolio's risk, and its ability to reduce or hedge unwanted risks.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

12

INVESTING WITH RYDEX:

SHAREHOLDER INFORMATION

H-Class Shares are offered directly through Rydex Fund Services Inc. and also through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Fund. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. Certain account types may be opened online via the website. For more information on opening an account, call Rydex Client Services at 800.820.0888 or
301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

      MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

      The minimum initial investment amounts for accounts held through a third party (E.G., a brokerage account) are:

            -     $1,000 for retirement accounts

            -     $2,500 for all other accounts

      Accounts held DIRECTLY at Rydex are subject to a minimum account balance of $25,000 FOR NON-MANAGED ACCOUNTS (INCLUDING RETIREMENT ACCOUNTS) and $15,000 FOR ACCOUNTS MANAGED BY FINANCIAL INTERMEDIARIES. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

      To open an IRA account with Rydex directly, you must transfer an existing IRA (or multiple IRAs) in order to meet the minimum investment amount requirements.

      There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures." Rydex reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

                                                                   PROSPECTUS 13

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

      - You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

      - Attach a copy of the trust document when establishing a trust account.

      - When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

      - You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

      -     BE SURE TO SIGN THE APPLICATION.

      - If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Fund. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE or as otherwise permitted by the U.S. Securities and Exchange Commission - the Fund reserves the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The NYSE holiday schedule is included in the SAI and Rydex will post advance notice of early closings at www.rydexinvestments.com.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Fund's transfer agent, distributor,

14

or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Fund's Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

METHOD                                  CUT-OFF TIME
-------------------------              --------------
By Mail                                 Market Close
By Phone                                Market Close
By Internet                             Market Close
By Financial Intermediary               Market Close*

* EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE EARLIER CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.

EARLY TRANSACTION CUT-OFF TIMES

On any day that the Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

    CALCULATING NAV

    The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable redemption fees.

    The Fund calculates its NAV by:

    -   Taking the current market value of its total assets

    -   Subtracting any liabilities

    -   Dividing that amount by the total number of shares owned by shareholders

    The Fund calculates NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE - the Fund will calculate NAV as of the earlier closing time in accordance with the policies set forth in the Fund's SAI. These dates are listed in the SAI. For more information on these early closings, please call 800.820.0888 or visit the Rydex web site -www.rydexinvestments.com.

                                                                   PROSPECTUS 15

      In calculating NAV, the Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Fund thinks that they are unreliable, the Fund prices those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund's NAV calculation. The Fund may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Fund calculates NAV.

      The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

      More information about the valuation of the Fund's holdings can be found in the SAI.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Fund. Transaction orders received in good order by your financial intermediary will be processed at the Fund's next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

BUYING FUND SHARES

The Fund offers its shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Fund's

16

transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order. The Fund charges a 1.00% redemption fee on redemptions of shares made within thirty (30) days of the date of purchase. See "Frequent Trading Purchases and Redemptions of Fund Shares" for more information.

PURCHASE PROCEDURES

The Fund offers you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Fund does not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Fund. Any payment instrument refused will generally be returned to you within twenty-four (24) hours of Rydex's refusal to accept such instrument, but in no event later than seventy-two (72) hours after such refusal.

Retirement contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.

You may buy shares and send your purchase proceeds by any of the following methods:

                                                                   PROSPECTUS 17

BY MAIL

IRA AND OTHER RETIREMENT ACCOUNTS REQUIRE ADDITIONAL PAPERWORK.

CALL RYDEX CLIENT SERVICES TO REQUEST A RETIREMENT ACCOUNT INVESTOR APPLICATION KIT.

          INITIAL PURCHASE                          SUBSEQUENT PURCHASES
---------------------------------------    -------------------------------------
Complete the account application that      Complete the Rydex investment  slip
corresponds to the type of account         included with your quarterly
you are opening.                           statement or send written purchase
                                           instructions that include:
-  MAKE SURE TO DESIGNATE THE RYDEX
   FUND(S) YOU WANT TO PURCHASE.           -  YOUR NAME

-  MAKE SURE YOUR INVESTMENT MEETS THE     -  YOUR SHAREHOLDER ACCOUNT NUMBER
   ACCOUNT MINIMUM.
                                           -  THE RYDEX FUND(S) YOU WANT TO
                                              PURCHASE.

                  Make your check payable to RYDEX INVESTMENTS.

      Your check must be drawn on a U.S. bank and payable in U.S. Dollars.

    Include the name of the Rydex Fund(s) you want to purchase on your check.

      IF YOU DO NOT SPECIFY WHICH RYDEX FUND(s) YOU WANT TO PURCHASE, YOUR
            INVESTMENT WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT
         MONEY MARKET FUND, WHICH IS OFFERED IN A SEPARATE PROSPECTUS.

Mail your application and                  Mail your written purchase
        check to:                          instructions and check to:

MAILING ADDRESS:
Rydex Investments
Attn: Ops. Dept.
9601 Blackwell Road, Suite 500
Rockville, MD 20850

18

BY WIRE

RYDEX CLIENT SERVICES PHONE NUMBER:

800.820.0888 OR 301.296.5406

          INITIAL PURCHASE                          SUBSEQUENT PURCHASES
---------------------------------------    -------------------------------------
Submit new account paperwork, and then     Be sure to designate in your wire
call Rydex to obtain your account          instructions the Rydex Fund(s) you
number.                                    want to purchase.

-  MAKE SURE TO DESIGNATE THE
   RYDEX FUND(S) YOU WANT TO
   PURCHASE.

-  MAKE SURE YOUR INVESTMENT
   MEETS THE ACCOUNT MINIMUM.

To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order, YOU MUST CALL RYDEX CLIENT SERVICES AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE TRANSACTION CUTOFF TIME FOR THE RYDEX FUND(s) YOU ARE PURCHASING:

-     Account Number

-     Fund Name

-     Amount of Wire

-     Fed Wire Reference Number (upon request)

You will receive a confirmation number to verify that your purchase order has been accepted.

      IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING WIRE, YOUR PURCHASE ORDER WILL NOT BE PROCESSED UNTIL THE BUSINESS DAY FOLLOWING THE
                              RECEIPT OF THE WIRE.

WIRE INSTRUCTIONS:
U.S. Bank
Cincinnati, OH
Routing Number: 0420-00013
For Account of: Rydex Investments
Account Number: 48038-9030
[Your Name]
[Your shareholder account number]

IF YOU DO NOT SPECIFY THE RYDEX FUND(s) YOU WANT TO PURCHASE, YOUR INVESTMENT
   WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET FUND, WHICH IS
                       OFFERED IN A SEPARATE PROSPECTUS.

                                                                   PROSPECTUS 19

BY ACH (FAX)

RYDEX FAX NUMBER:

301.296.5103

          INITIAL PURCHASE                          SUBSEQUENT PURCHASES
---------------------------------------    -------------------------------------
Submit new account paperwork, and          SUBSEQUENT PURCHASES MADE VIA ACH
then call Rydex to obtain your account     MUST BE A MINIMUM OF $50. To make a
number. Be sure to complete the            subsequent purchase send written
"Electronic Investing via ("ACH")"         purchase instructions that include:
section. Then, fax it to Rydex (ONLY
Individual, Joint and UGMA/UTMA            -  YOUR NAME
accounts may  be opened by fax).
                                           -  YOUR SHAREHOLDER ACCOUNT NUMBER

-  MAKE SURE TO INCLUDE A LETTER OF        -  THE RYDEX FUND(S) YOU WANT TO
   INSTRUCTION REQUESTING THAT WE             PURCHASE
   PROCESS YOUR PURCHASE BY ACH.
                                           -  ACH BANK INFORMATION (IF NOT
-  MAKE SURE TO DESIGNATE THE                 ON RECORD).
   RYDEX FUND(S) YOU WANT TO
   PURCHASE.

-  MAKE SURE YOUR INVESTMENT
   MEETS THE ACCOUNT MINIMUM.

BY ACH                   Follow the directions on the Rydex web site  -
(INTERNET)                          www.rydexinvestments.com


CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

   -     if your bank does not honor your check for any reason

   -     if the transfer agent (Rydex) does not receive your wire transfer

   -     if the transfer agent (Rydex) does not receive your ACH transfer

   -     if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND'S NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

20

SELLING FUND SHARES

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any Business Day. You may redeem all or any portion of your Fund shares at the Fund's next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Fund's transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent or your financial intermediary. The Fund charges a 1.00% redemption fee on redemptions of shares made within thirty
(30) days of the date of purchase. See "Frequent Purchases and Redemptions of Fund Shares" for more information.

The Fund may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the U.S. Securities and Exchange Commission. The Fund reserves the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Fund also offers you the option to send redemption orders to Rydex by:

   MAIL            Rydex Investments
                   Attn: Ops. Dept.
                   9601 Blackwell Road, Suite 500
                   Rockville, MD 20850

   FAX             301.296.5103
                   If you send your redemption order by fax, you must call Rydex
                   Client Services at 800.820.0888 or 301.296.5406 to verify
                   that your fax was received and when it will be processed.

 TELEPHONE         800.820.0888 or 301.296.5406 (not available for retirement accounts)

  Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

  -     your name

                                                                   PROSPECTUS 21

  -     your shareholder account number

  -     Fund name(s)

  -     dollar amount or number of shares you would like to sell

  - whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

  -     signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically, via ACH, or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

22

   SIGNATURE GUARANTEES

   Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Fund.

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Fund may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Fund may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Fund will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES

An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of H-Class Shares of any Rydex Fund for H-Class Shares (or Investor Class Shares or Advisor Class Shares, if applicable) of any other Rydex Fund on the basis of the respective NAVs of the shares involved. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent or your financial intermediary prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" for additional information. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Fund also offers you the option to send exchange requests to Rydex by:

                                                                   PROSPECTUS 23

   MAIL            Rydex Investments
                   Attn: Ops. Dept.
                   9601 Blackwell Road, Suite 500
                   Rockville, MD 20850

   FAX             301.296.5101
                   If you send your exchange request by fax, you must call Rydex
                   Client Services at 800.820.0888 to verify that your fax was received and when it will be processed.

 TELEPHONE         800.820.0888 OR 301.296.5406

 INTERNET Follow the directions on the Rydex web site - www.rydexinvestments.com

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

      -     your name

      -     your shareholder account number

      - Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

      - dollar amount, number of shares or percentage of Fund position involved in the exchange

      - signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS

On any Business Day, investors may make exchanges of H-Class Shares of the Fund for H-Class Shares (or Investor Class Shares or Advisor Class Shares, if applicable) of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING

24

PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS, INCLUDING THE MULTI-CAP CORE EQUITY FUND DO NOT ALLOW UNLIMITED TRADING. SEE "FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES" BELOW FOR MORE INFORMATION. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.

RYDEX ACCOUNT POLICIES

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Fund may use this information to attempt to verify your identity. The Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under applicable law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the

                                                                   PROSPECTUS 25

request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, and to obtain the appropriate forms, please visit the Rydex web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your financial intermediary's name, and you want to transfer the registration to another financial intermediary or want the shares registered in your name, then you should contact your financial intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Fund nor its transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Fund, nor its transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (E.G., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

26

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Fund through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Fund reserves the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Fund's transfer agent for services associated with the following:

      - $15 for wire transfers of redemption proceeds under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver

      -     $50 on purchase checks returned for insufficient funds

      - $25 to stop payment of a redemption check within 10 Business Days of the settlement date

      - $15 for standard overnight packages (fee may be higher for special delivery options)

      -     $25 for bounced drafts or ACH transactions

      -     $15 per year for low balance accounts

      - The Fund reserves the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee (and any unpaid annual maintenance fee) will be deducted from the proceeds of your redemption. You may pay the

                                                                   PROSPECTUS 27

annual maintenance fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted from your account.

ACCOUNT FEE WAIVERS

The following fees will be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged: the annual maintenance fee for retirement accounts; and the wire transfer charge of $15 for wire redemptions less than $5,000. Additionally, the wire transfer charge of $15 for wire redemptions less than $5,000 will be waived for accounts that are held directly through the Fund's transfer agent that also have an adviser.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

FREQUENT TRADING POLICY. Unlike most other Rydex Funds, the Fund is not suitable for purchase by active investors. The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Fund.

REDEMPTION FEE POLICY. In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of same, the Board of Trustees has approved a 1.00% redemption fee to be imposed uniformly on all Fund shares redeemed within thirty (30) days of the date of purchase (including shares of the Fund that are acquired through an exchange) subject to the limitations discussed below. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of the Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions

28

placed on behalf of multiple investors. The Fund requests that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Fund. However, the Fund recognizes that due to operational and system limitations, intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's. Therefore, to the extent that financial intermediaries are unable to collect the redemption fee, the Fund may not be able to defray the expenses associated with short-term trades made by that financial intermediary's customers.

REDEMPTION FEE WAIVERS. The Fund reserves the right to waive the redemption fee in its discretion where either the Fund believes such waiver is in the best interests of the Fund, including, but not limited to, certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns or where the financial intermediary's processing systems are unable to properly apply the redemption fee. These categories currently include (i) participants in certain group retirement plans or group annuity contracts whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic redemptions; (v) retirement loans and withdrawals; (vi) redemptions in accounts participating in certain approved asset allocation programs; and (vii) transactions by certain qualified fund of funds. A qualified fund of fund(s) is a mutual fund or other collective investment vehicle that either applies the Fund's frequent trading and/or redemption fee policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the Rydex Funds' Chief Compliance Officer. Qualified fund of funds include fund of fund(s) advised by the Advisor.

For purposes of applying the Fund's policies, the Advisor may consider the trading history of accounts under common ownership or control. In addition, the Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Advisor reasonably believes that the trading activity would be harmful or disruptive to the Fund. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund's access to information about individual

                                                                   PROSPECTUS 29

shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.

RIGHTS RESERVED BY THE FUND

The Fund reserves the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Fund or in cases where the Fund is requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES

The Fund has adopted a Distribution Plan and a Shareholder Services Plan with respect to H-Class Shares that allows the Fund to pay distribution and/or services fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution and/or shareholder services ("Service Providers"). The Fund will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940. If a Service Provider provides shareholder services, the Fund will pay service fees to the Distributor at an annual rate not to exceed 0.25% of the average daily net assets of the Fund. The Distributor will, in turn, pay the Service Provider for the services it provides. Because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Fund. Any payments described above will not change the price paid by

30

investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by the Fund. If you own Fund shares on the Fund's record date, you will be entitled to receive the dividend. The Fund may declare and pay dividends on the same date. The Fund makes distributions of capital gains, if any, at least annually. The Fund, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of the Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Fund in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Fund receives your written notice. To cancel your election, simply send written notice to the Fund. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION

The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

                                                                   PROSPECTUS 31

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as the Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

      - The Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

      - The income dividends and short-term capital gains distributions you receive from the Fund will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.

      - Any long-term capital gains distributions you receive from the Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

      - Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

      - Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

      - Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.

      - Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by the Fund for more than one year.

      - Distributions paid in January but declared by the Fund in October, November or December of the previous year may be taxable to you in the previous year.

      - The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

      - If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

32

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Fund through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

The Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Fund and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

PADCO Advisors, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Fund. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor makes investment decisions for the assets of the Fund and continuously reviews, supervises, and administers the Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Fund paid the Advisor a fee for the fiscal year ended March 31, 2008 at an annualized rate based on the average daily net assets of the Fund, as set forth below:

                                                                      ADVISORY
FUND                                                                     FEE
---------------                                                       ---------
MULTI-CAP CORE EQUITY..............................                    0.50%*

* THE ADVISOR IS PAID A BASE MANAGEMENT FEE OF 0.70% THAT IS SUBJECT TO A PERFORMANCE ADJUSTMENT SO THAT THE BASE FEE CAN INCREASE TO A MAXIMUM OF 0.90% OR DECREASE TO A MINIMUM OF 0.50%, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE FUND RELATIVE TO THE RUSSELL 3000(R) INDEX (THE "INDEX"). THE INDEX MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION, WHICH REPRESENTS APPROXIMATELY 98% OF THE INVESTABLE U.S. EQUITY MARKET. THE PERFORMANCE COMPARISON IS MADE ON A ROLLING 12-MONTH PERIOD, WITH PERFORMANCE ADJUSTMENTS MADE AT THE END OF EACH MONTH. THE 12-MONTH COMPARISON PERIOD WILL ROLL OVER WITH EACH SUCCEEDING MONTH, SO THAT IT WILL ALWAYS EQUAL 12 MONTHS, ENDING WITH THE MONTH FOR WHICH THE PERFORMANCE

                                                                   PROSPECTUS 33

      ADJUSTMENT IS BEING COMPUTED. FOR EVERY 0.0375% OF DIFFERENCE BETWEEN THE PERFORMANCE OF THE FUND AND THE PERFORMANCE OF THE INDEX, THE ADVISOR'S FEE WILL BE ADJUSTED UPWARDS OR DOWNWARDS BY 0.01%. THE MAXIMUM ANNUALIZED PERFORMANCE ADJUSTMENT IS +/- 0.20%.

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's August 2007 approval of the Fund's investment advisory agreement is available in the Fund's September 30, 2007 Semi-Annual Report to Shareholders, which covers the period April 1, 2007 to September 30, 2007.

PORTFOLIO MANAGEMENT

Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of six investment professionals that are responsible for overseeing different functions within the Portfolio Department. Including Mr. Byrum, those members include Michael Dellapa as the Director of Alternative Investment Strategies, Ryan Harder as Senior Portfolio Manager, Douglas Holmes as the Director of Stock Selection and Asset Allocation, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 15 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following four individuals are jointly and primarily responsible for the management of the Fund.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility for the management of the Fund. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa, Harder, and Holmes. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager,

34

Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, and helped to create the Sector Funds, all of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed the Fund since its inception.

MICHAEL J. DELLAPA, CFA, CAIA, Director of Alternative Investment Strategies - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, including the Absolute Return Strategies Fund and the Hedged Equity Fund. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became the Director of Alternative Investment Strategies. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed the Fund since its inception.

RYAN A. HARDER, CFA, Senior Portfolio Manager - Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Absolute Return Strategies, Hedged Equity, High Yield Strategy and Inverse High Yield Strategy Funds, all of which are offered in a separate prospectus. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in

                                                                   PROSPECTUS 35

Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K.
Mr. Harder has co-managed the Fund since its inception.

DOUGLAS HOLMES, CFA, Director of Stock Selection and Asset Allocation - As the Director of Stock Selection and Asset Allocation, Mr. Holmes oversees the development and daily maintenance of the stock selection and asset allocation methodologies employed by the Rydex Funds. While Mr. Holmes is involved in the management of all of the Rydex Funds, he focuses on the management of the Alternative Investment, Essential Portfolio and Sector Funds, all of which are offered in a separate prospectus. Mr. Holmes first became associated with Rydex as a consultant in September 2004. In October 2005, Mr. Holmes accepted a permanent position as the Strategic Advisor and in September 2007 was named the Director of Stock Selection and Asset Allocation. Mr. Holmes has been a member of the ILT since its inception. Prior to his association with Rydex, Mr. Holmes was a 20-year veteran of State Street Global Advisors as the department head of the US Indexing Department, the US Active Department, and finally the Global Enhanced Department. He holds a BS degree in mathematics from Northeastern University. Mr. Holmes has co-managed the Fund since its inception.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund is available in the SAI.

36

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of operations of the Fund's H-Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended March 31, 2008 and 2007 has been audited by

                                                                       NET
                                                                     INCREASE
                                                  NET REALIZED      (DECREASE)
                        NET ASSET       NET           AND          IN NET ASSET    DISTRIBUTIONS   DISTRIBUTIONS
                          VALUE,    INVESTMENT     UNREALIZED         VALUE          FROM NET         FROM NET
                        BEGINNING     INCOME     GAINS (LOSSES)   RESULTING FROM    INVESTMENT        REALIZED         TOTAL
YEAR ENDED              OF PERIOD     (LOSS)+    ON INVESTMENTS     OPERATIONS        INCOME            GAINS      DISTRIBUTIONS
---------------------  -----------  -----------  ---------------  ---------------  --------------  --------------  --------------
MULTI-CAP CORE EQUITY FUND H-CLASS
    MARCH 31, 2008       $17.04       $0.09         $(2.56)            $(2.47)        $(.02)          $(2.76)         $(2.78)
    March 31, 2007        16.72         .03           1.39               1.42            --            (1.10)          (1.10)
    March 31, 2006        15.01        (.02)          2.60               2.58            --             (.87)           (.87)
    March 31, 2005        14.44          -- @         1.18               1.18            --             (.61)           (.61)
    March 31, 2004        10.15        (.01)          4.41               4.40            --             (.11)           (.11)

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

@     LESS THAN $.01 PER SHARE

                                                                   PROSPECTUS 37

Ernst & Young LLP, whose report, along with the financial statements and related notes, appear in the Fund's 2008 Annual Report. The information for each of the periods through March 31, 2006 was audited by a predecessor independent registered public accounting firm. The 2008 Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2008 Annual Report is incorporated by reference in the SAI.

                                                       RATIOS TO
                                                  AVERAGE NET ASSETS:
                                                   ---------------------
                    NET                                                                              NET
                 INCREASE       NET                                                                  ASSETS,
                (DECREASE)     ASSET                                      NET                        END OF
 REDEMPTION         IN         VALUE,       TOTAL                     INVESTMENT     PORTFOLIO       PERIOD
    FEES        NET ASSET      END OF     INVESTMENT      TOTAL         INCOME       TURNOVER        (000'S
 COLLECTED         VALUE       PERIOD      RETURN++      EXPENSES       (LOSS)         RATE         OMITTED)
------------    ----------   ---------   ------------   ----------   -----------    -----------    ----------

  $  -- @         $(5.25)      $11.79       (15.73)%       1.23%          0.57%         149%         $13,192
     -- @            .32        17.04         8.83%        1.38%          0.18%         138%          41,562
     --             1.71        16.72        17.55%        1.64%         (0.11)%        168%          53,323
     --              .57        15.01         8.16%        1.56%          0.03%         159%          51,139
     --             4.29        14.44        43.41%        1.49%         (0.11)%        226%          42,568

38

ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUND IS INCLUDED IN THE SAI DATED AUGUST 1, 2008. THE SAI HAS BEEN FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE U.S. SECURITIES AND EXCHANGE COMMISSION MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE U.S. SECURITIES AND EXCHANGE COMMISSION PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE U.S. SECURITIES AND EXCHANGE COMMISSION BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO:
U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE U.S. SECURITIES AND EXCHANGE COMMISSION AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.

YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUND'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING THEIR LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUND OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S U.S. SECURITIES AND EXCHANGE COMMISSION REGISTRATION NUMBER IS 811-07584.

                                                                   PROSPECTUS 39

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

40

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

                                                                   PROSPECTUS 41

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

[RYDEXINVESTMENTS LOGO]

      9601 Blackwell Road - Suite 500 - Rockville, MD 20850
      800.820.0888 - www.rydexinvestments.com

      RMCEH-1-0808x1208

                                                              RYDEX SERIES FUNDS
                                                       H-CLASS SHARES PROSPECTUS

                                                                  AUGUST 1, 2008


                                                     ALTERNATIVE INVESTMENT FUND
                                                             MARKET NEUTRAL FUND

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

(RYDEX INVESTMENTS LOGO)
ESSENTIAL FOR MODERN MARKETS (TM)

TABLE OF CONTENTS

ALTERNATIVE INVESTMENT FUND
Market Neutral Fund                                                            4
DESCRIPTIONS OF PRINCIPAL RISKS                                                6
FUND PERFORMANCE                                                              11
FUND FEES AND EXPENSES                                                        11
MORE INFORMATION ABOUT THE FUND                                               12
SHAREHOLDER INFORMATION                                                       15
TRANSACTION INFORMATION                                                       16
BUYING FUND SHARES                                                            18
SELLING FUND SHARES                                                           21
EXCHANGING FUND SHARES                                                        22
RYDEX ACCOUNT POLICIES                                                        24
DISTRIBUTION AND SHAREHOLDER SERVICES                                         27
DIVIDENDS AND DISTRIBUTIONS                                                   28
TAX INFORMATION                                                               28
MANAGEMENT OF THE FUND                                                        30
ADDITIONAL INFORMATION                                                        33

                               RYDEX SERIES FUNDS

                                 H-CLASS SHARES
            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
--------------------------------------------------------------------------------
             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM


Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds). This Prospectus decribes the Market Neutral Fund (the "Fund"). The Fund is advised by PADCO Advisors, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor").

H-Class Shares of the Fund are sold principally to clients of professional money managers ("financial intermediaries") and to investors who take part in certain asset allocation investment programs. Investors may exchange shares of the Fund through your financial intermediary or directly through the Rydex web site - www.rydexinvestments.com - or over the phone. Unlike most other Rydex Funds, the Fund is intended for long-term investment purposes only, and is not suitable for purchase by active investors.


RISKS OF INVESTING IN THE FUND

The value of the Fund may fluctuate. In addition, Fund shares:

o    MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

o    ARE NOT FEDERALLY INSURED

o    ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

o    ARE NOT BANK DEPOSITS

o    ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

MARKET NEUTRAL FUND
--------------------------------------------------------------------------------
H-CLASS (XXXX)

FUND OBJECTIVE


The Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the equity market neutral hedge fund universe. The secondary objective is to achieve these returns with low correlation to, and less volatility than, equity indices. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY

The Fund pursues multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds, including strategies sometimes referred to as market neutral strategies. In particular, the Fund will pursue those investment strategies that may be replicated through proprietary quantitative style analysis. These investment strategies include, but are not limited to, those described below.

     EQUITY MARKET NEUTRAL - Pursuant to an equity market neutral investment strategy, portfolio managers seek to profit from exploiting pricing relationships between different equities or related securities while typically hedging exposure to overall equity market movements. The Advisor seeks to execute this investment strategy by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: market neutral value, market neutral capitalization, market neutral growth, and market neutral momentum.

     MERGER ARBITRAGE - Pursuant to a merger arbitrage investment strategy, portfolio managers invest simultaneously in long and short positions in both companies involved in a merger or acquisition. Risk arbitrageurs typically invest in long positions in the stock of the company to be acquired and short the stock of the acquiring company. The Advisor seeks to execute this investment strategy by creating a portfolio consisting primarily of instruments that provide exposure to merger arbitrage spreads.

Each of these investment strategies may incorporate one or more directional and/or non-directional positions. In general, directional positions seek to benefit from market movement in one direction or the other. In contrast, non-directional positions seek to benefit from both upward and downward movement in one or more markets. The Fund will predominately have a long exposure to directional and non-directional positions. However, there may be times that the Fund will have a short exposure to directional and/or non-directional positions. For more information about directional and non-directional positions, see "Advisor's Investment Methodology."

The Fund may use moderate leverage subject to internally imposed investment constraints designed to limit the amount of loss resulting from such leverage. The Fund's use of non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate equity market neutral hedge fund portfolio characteristics as well as providing risk diversification. The Fund expects to maintain approximately equal dollar amounts invested in long and short positions.

The Fund may be long or short in a broad mix of financial assets including U.S. and foreign equities of any capitalization range, currencies, commodities, futures, options and swap agreements. The Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS


The Market Neutral Fund is subject to a number of risks that may affect the value of its shares including:

     o    Currency Risk

     o    Derivatives Risk

     o    Early Closing Risk

     o    Fixed Income Risk

     o    Foreign Issuer Exposure Risk

     o    Leveraging Risk

     o    Management Style Risk

     o    Market Risk

     o    Non-Diversification Risk

     o    Portfolio Turnover Risk

     o    Short Sales Risk

     o    Small-Capitalization and Mid-Capitalization Securities Risk

     o    Swap Counterparty Credit Risk

Please see "Descriptions of Principal Risks" on page 6 for a discussion of each of the principal risks that apply to the Fund.

DESCRIPTIONS OF PRINCIPAL RISKS
--------------------------------------------------------------------------------


CURRENCY RISK - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.


DERIVATIVES RISK - The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

     FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

     OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

     The risks associated with the Fund's use of futures and options contracts include:

          o The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

          o There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

          o Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract.

               As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

          o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

          o Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.


EARLY CLOSING RISK - The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FIXED INCOME RISK - The Fund may invest in fixed income securities or related instruments. The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

LEVERAGING RISK - The Fund achieves leveraged exposure to its underlying index through the use of derivative instruments. The more the Fund invests in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Leverage will cause the value of the Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities or other investments. The Fund will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund's investment income, resulting in greater losses. The value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index due to the fact that the Fund's investment strategies involve consistently applied leverage. Leverage will also have the effect of magnifying tracking error risk.

MANAGEMENT STYLE RISK - The Fund is subject to the risk that the Rydex Investments (the "Advisor") may not be able to achieve market neutrality because its strategy failed to produce the intended results or because the Advisor did not implement its strategy properly. As a result, the Fund may be exposed to market risk and subsequent fluctuations in the Fund's value due to market conditions.

MARKET RISK - The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and other financial instruments may fluctuate drastically from day to day.

NON-DIVERSIFICATION RISK - To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. Similarly, when the Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.


SMALL-CAPITALIZATION AND MID-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with larger capitalizations, securities of small and medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. Small and medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.


SWAP COUNTERPARTY CREDIT RISK - The Fund may enter into swap agreements, including but not limited to equity index or interest rate swap agreements, for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Fund will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

FUND PERFORMANCE

The Market Neutral Fund has not yet commenced operations and therefore, does not have any performance.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

-----------------------------------------------------------------------
                                                                H-CLASS
-----------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)(1)
-----------------------------------------------------------------------
REDEMPTION FEE ON SHARES REDEEMED WITHIN 30 DAYS OF PURCHASE
   (as a percentage of amount redeemed, if applicable) (2)       1.00%
-----------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
   FROM FUND ASSETS)
-----------------------------------------------------------------------
MANAGEMENT FEES                                                  1.15%
-----------------------------------------------------------------------
DISTRIBUTION OR SHAREHOLDER SERVICE (12b-1) FEES                 None
-----------------------------------------------------------------------
TOTAL OTHER EXPENSES(3)                                          X.XX%
-----------------------------------------------------------------------
   SHORT DIVIDEND EXPENSE(3)                                     X.XX%
-----------------------------------------------------------------------
   REMAINING OTHER EXPENSES                                      X.XX%
-----------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                             X.XX%
-----------------------------------------------------------------------


1) The Fund will impose a wire transfer charge of $15 on redemptions under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver.

2)   For more information see "Frequent Purchases and Redemptions of Fund
     Shares."

3) Because the Fund is new, "Total Other Expenses," "Short Dividend Expense," and "Remaining Other Expenses" are based on estimated amounts for the current fiscal year. In addition, the Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

4) Short Dividend Expense occurs because the Fund short-sells the equity security to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the dividend rate of the equity security to the purchaser and record this as an expense. This expense is offset - in its entirety or in part - by the income derived from the short-sale and/or by earnings on the proceeds of the short sale. Short Dividend Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than as expenses, the expense ratio for H-Class Shares would have equaled X.XX%.


EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in A-Class Shares and C-Class Shares of the Fund with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your costs based on these assumptions.

--------------------------------------------------------------------------------
MARKET NEUTRAL FUND                                             1 YEAR   3 YEARS
--------------------------------------------------------------------------------
H-CLASS SHARES                                                   $XXX     $XXX
--------------------------------------------------------------------------------

MORE INFORMATION ABOUT THE FUND:
--------------------------------------------------------------------------------
INVESTMENT METHODOLOGY

ADVISOR'S INVESTMENT METHODOLOGY

The Advisor develops and implements structured investment strategies designed to achieve the Fund's objective.

As the result of market observations and internal and external research, the Advisor believes that aggregate hedge fund performance is largely driven by exposure to well recognized structural investment strategies or "Beta." Beta is exposure to any systematic risk for which the investor expects to be rewarded over time. Beta is commonly referred to as market risk. In this context, the Advisor considers exposure to both directional positions (E.G., equity and/or fixed income securities) and non-directional positions (E.G., value and/or corporate default) as Beta. Although hedge fund exposure to these positions varies over time, their exposure to them, in the aggregate, and the investment returns provided by the exposure have historically been stable. The conclusion of the Advisor's research is that aggregate hedge fund returns are replicable through exposure to these structural investment positions and, therefore, can be delivered in a mutual fund.

The Fund employs a proprietary quantitative model that uses a style analysis of the returns of the appropriate segment of the hedge fund universe. This style analysis compares the returns of the appropriate hedge fund universe with the returns of various directional and non-directional positions. Based on the results of this analysis, historical research and market insights, the Advisor constructs a portfolio mix of directional and non-directional positions that best replicates the return, risk and correlation characteristics of the appropriate segment of the hedge fund universe. The Advisor anticipates adding and subtracting directional and non-directional positions over time based on continuing research of hedge fund returns.

DIRECTIONAL AND NON-DIRECTIONAL POSITIONS

A directional position is designed to have a high correlation with market returns. The Advisor selects securities to achieve particular directional positions using a quantitative model to identify those securities with high measures of liquidity and correlation to the appropriate market, for example, the Advisor may use S&P 500 futures to achieve a directional exposure to the equities market. Directional positions have market risk and are exposed to market movements. The Fund will predominately have a long exposure to directional positions. There may be times that the Fund will have a short exposure to directional positions. The Fund uses some, or all, of the following directional positions:

o An EQUITIES position involves investment in a portfolio that buys a basket of stocks or derivatives thereof, such as index futures.

o A FIXED INCOME position involves investment in a basket of U.S. Government securities or bond futures.

o    A COMMODITIES position involves investment in commodity indices.

o A CURRENCIES position involves investment in a basket of foreign currencies such as, but not limited to, the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona and Swiss Franc.

o A COVERED CALL OPTIONS position involves investment in written call options on underlying securities which the Fund already owns.

o A LONG OPTIONS position involves investment in long call or put options. A long call option provides upside profit potential while limiting downside exposure. A long put option provides downside profit potential while limiting upside exposure.

A non-directional position is designed to have a low correlation with market returns. Non-directional positions attempt to profit by exploiting structural mispricings in the financial markets. Non-directional investment strategies are market neutral in nature and, if executed successfully, have limited market exposure. The Fund will predominately have a long exposure to non-directional positions. There may be times that the Fund will have a short exposure to non-directional positions. The Fund uses some, or all, of the following non-directional positions:

o A MARKET NEUTRAL VALUE position involves investing in a basket of stocks that exhibit traditional value characteristics and simultaneously selling short a basket of stocks that exhibit non-value characteristics. Traditional value characteristics include, but are not limited to, high book-to-price ratios, high earnings-to-price ratios and high cash flow-to-price ratios. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

o A MARKET NEUTRAL GROWTH position involves investing in a basket of stocks that exhibit traditional growth characteristics and simultaneously selling short a basket of stocks that exhibit non-growth characteristics. Traditional growth characteristics include, but are not limited to, high earnings growth and high cash flow growth. The portfolio is formed such that long and short positions are approximately equal and has limited market exposure.

o A MARKET NEUTRAL MOMENTUM position involves investing in a basket of stocks that exhibit strong price momentum and simultaneously selling short a basket of stocks that exhibit weak price momentum. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

o A MARKET NEUTRAL CAPITALIZATION position involves investing in a basket of small-capitalization stocks and simultaneously selling short a basket of large-capitalization stocks. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

o A MERGER ARBITRAGE SPREADS position involves investing in a basket of stocks that are being acquired and simultaneously selling short a basket of stocks that are making the acquisitions. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

o A DURATION NEUTRAL TERM SPREADS position involves investing in long 10-year U.S. Government securities and simultaneously selling short 2-year U.S. Government securities. The portfolio is duration-adjusted such that the duration of both long and positions are approximately equal and has limited market exposure.

o A DURATION NEUTRAL DEFAULT SPREADS position involves investing in a basket of corporate bonds and simultaneously selling short U.S. Government securities of similar duration. The portfolio is formed such that the duration of both long and short positions are approximately equal and has limited market exposure.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

H-Class Shares are offered directly through Rydex Fund Services Inc. and also through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Fund. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. Certain account types may be opened online via the website. For more information on opening an account, call Rydex Client Services at 800.820.0888 or
301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

--------------------------------------------------------------------------------
                    MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

     The minimum initial investment amounts for accounts held through a third party (E.G., a brokerage account) are:

               o    $1,000 for retirement accounts

               o    $2,500 for all other accounts

     Accounts held DIRECTLY at Rydex are subject to a minimum account balance of $25,000 FOR NON-MANAGED ACCOUNTS (INCLUDING RETIREMENT ACCOUNTS) and $15,000 FOR ACCOUNTS MANAGED BY FINANCIAL INTERMEDIARIES. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary's minimum initial investment amount and minimum account balance, which may be different than the amounts above.

     To open an IRA account with Rydex directly, you must transfer an existing IRA (or multiple IRAs) in order to meet the minimum investment amount balance requirements.

     There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures" below. Rydex reserves the right to modify its minimum account requirements at any time, with or without prior notice to you.
--------------------------------------------------------------------------------

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

     o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

     o    Attach a copy of the trust document when establishing a trust account.

     o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

     o You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

     o    BE SURE TO SIGN THE APPLICATION.

     o If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION
--------------------------------------------------------------------------------


This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Fund. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE or as otherwise permitted by the U.S. Securities and Exchange Commission - the Fund reserves the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The NYSE holiday schedule is included in the SAI and Rydex will post advance notice of early closings at www.rydexinvestments.com.


TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Fund's transfer agent, distributor, or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Fund's Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

METHOD                      CUT-OFF TIME
-----------------------------------------
By Mail                     Market Close
-----------------------------------------
By Phone                    Market Close
-----------------------------------------
By Internet                 Market Close
-----------------------------------------
By Financial Intermediary   Market Close*
-----------------------------------------


* Each financial intermediary may have its own rules about share transactions, and may have earlier cut-off times for processing your transaction order.


EARLY TRANSACTION CUT-OFF TIMES

On any day that the Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable sales charges.

The Fund calculates its NAV by:

o    Taking the current market value of its total assets

o    Subtracting any liabilities

o    Dividing that amount by the total number of shares owned by shareholders


The Fund calculates NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE - the Fund will calculate NAV as of the earlier closing time in accordance with the policies set forth in the Fund's SAI. These dates are listed in the SAI. For more information on these early closings, please call
800.820.0888 or visit the Rydex web site - www.rydexinvestments.com.


In calculating NAV, the Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Fund thinks that they are unreliable, the Fund prices those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund's NAV calculation. The Fund may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Fund calculates NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

More information about the valuation of the Fund's holdings can be found in the SAI.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Fund. Transaction orders received in good order by your financial intermediary will be processed at the Fund's next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

BUYING FUND SHARES
--------------------------------------------------------------------------------


The Fund offers its shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Fund's transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order. The Fund charges a 1.00% redemption fee on redemptions of shares made within thirty (30) days of the date of purchase. See "Frequent Purchases and Redemptions of Fund Shares" below for more information.


PURCHASE PROCEDURES


The Fund offers you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Fund does not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Fund. Any payment instrument refused will generally be returned to you within twenty-four (24) hours of Rydex's refusal to accept such instrument, but in no event later than seventy-two (72) hours after such refusal.

Retirement contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.


---------------------------------------------------------------------------------------------
                           INITIAL PURCHASE                  SUBSEQUENT PURCHASES
                    -------------------------------------------------------------------------
                    Complete the account              Complete the Rydex investment slip
                    application that corresponds to   included with your quarterly statement
                    the type of account you are       or send written purchase instructions
                    opening.                          that include:
BY MAIL             o MAKE SURE TO DESIGNATE THE      o YOUR NAME
IRA AND OTHER       RYDEX FUND(S) YOU WANT TO         o YOUR SHAREHOLDER ACCOUNT NUMBER
RETIREMENT          PURCHASE.                         o THE RYDEX FUND(S) YOU WANT TO
ACCOUNTS            o MAKE SURE YOUR INVESTMENT       PURCHASE.
REQUIRE             MEETS THE ACCOUNT MINIMUM.
ADDITIONAL          -------------------------------------------------------------------------
PAPERWORK.                        Make your check payable to RYDEX INVESTMENTS.
                    -------------------------------------------------------------------------
                       Your check must be drawn on a U.S. bank and payable in U.S. Dollars.
                    -------------------------------------------------------------------------
                       Include the name of the Rydex Fund(s) you want to purchase on your
CALL RYDEX                                           check.
CLIENT                IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR
SERVICES TO           INVESTMENT WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET
REQUEST A             FUND, WHICH IS OFFERED IN A SEPARATE PROSPECTUS.
RETIREMENT          -------------------------------------------------------------------------
ACCOUNT             Mail your application and check        Mail your written purchase
INVESTOR                           to:                     instructions and check to:
APPLICATION         -------------------------------------------------------------------------
KIT.                MAILING ADDRESS:
                    Rydex Investments
                    Attn: Ops. Dept.
                    9601 Blackwell Road, Suite 500
                    Rockville, MD 20850
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                           INITIAL PURCHASE                  SUBSEQUENT PURCHASES
                    -------------------------------------------------------------------------
                    Submit new account                  Be sure to designate in your wire
                    paperwork, and then call          instructions the Rydex Fund(s) you want
                    Rydex to obtain your account                   to purchase.
                    number.
BY WIRE
                    o MAKE SURE TO DESIGNATE THE
                    RYDEX FUND(S) YOU WANT TO
                    PURCHASE.
RYDEX CLIENT        o MAKE SURE YOUR INVESTMENT
SERVICES            MEETS THE ACCOUNT MINIMUM.
PHONE               -------------------------------------------------------------------------
NUMBER:             To obtain "same-day credit" (to get that Business Day's NAV) for your
800.820.0888        purchase order, YOU MUST CALL RYDEX CLIENT SERVICES AND PROVIDE THE
OR                  FOLLOWING INFORMATION PRIOR TO THE TRANSACTION CUT-OFF TIME FOR THE
301.296.5406        RYDEX FUND(S) YOU ARE PURCHASING:
                    o Account Number
                    o Fund Name
                    o Amount of Wire
                    o Fed Wire Reference Number (upon request)

                    You will receive a confirmation number to verify that your purchase order has been accepted.

                    IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING WIRE, YOUR
                    PURCHASE ORDER WILL NOT BE PROCESSED UNTIL THE BUSINESS DAY FOLLOWING
                    THE RECEIPT OF THE WIRE.

                    WIRE INSTRUCTIONS:
                    U.S. Bank
                    Cincinnati, OH
                    Routing Number: 0420-00013
                    For Account of: Rydex Investments
                    Account Number: 48038-9030
                    [Your Name]
                    [Your shareholder account number]

                    IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR
                    INVESTMENT WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET
                    FUND, WHICH IS OFFERED IN A SEPARATE PROSPECTUS.
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                           INITIAL PURCHASE                    SUBSEQUENT PURCHASES
                    -------------------------------------------------------------------------
BY ACH              Submit new account                SUBSEQUENT PURCHASES MADE VIA ACH
(FAX)               paperwork, and then call          MUST BE A MINIMUM OF $50. To make a
                    Rydex to obtain your account      subsequent purchase, send written
RYDEX FAX           number. Be sure to complete       purchase instructions that include:
NUMBER:             the "Electronic Investing via
301.296.5103        ("ACH")" section. Then, fax it    o YOUR NAME
                    to Rydex. (ONLY Individual,       o YOUR SHAREHOLDER ACCOUNT NUMBER
                    Joint and UGMA/UTMA               o THE RYDEX FUND(S) YOU WANT TO
                    accounts may be opened by         PURCHASE
                    fax).                             o ACH BANK INFORMATION (IF NOT ON
                                                      RECORD)
                    o MAKE SURE TO INCLUDE A LETTER
                    OF INSTRUCTION REQUESTING THAT
                    WE PROCESS YOUR PURCHASE BY
                    ACH.
                    o MAKE SURE TO DESIGNATE THE
                    RYDEX FUND(S) YOU WANT TO
                    PURCHASE.
                    o MAKE SURE YOUR INVESTMENT
                    MEETS THE ACCOUNT MINIMUM.
---------------------------------------------------------------------------------------------
BY ACH                         Follow the directions on the Rydex web site -
(INTERNET)                              www.rydexinvestments.com

---------------------------------------------------------------------------------------------

CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

     o    if your bank does not honor your check for any reason

     o    if the transfer agent (Rydex) does not receive your wire transfer

     o    if the transfer agent (Rydex) does not receive your ACH transfer

     o    if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND'S NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES
--------------------------------------------------------------------------------


The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any Business Day. You may redeem all or any portion of your Fund shares at the Fund's next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Fund's transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent or your financial intermediary. The Fund charges a 1.00% redemption fee on redemptions of shares made within thirty
(30) days of the date of purchase. See "Frequent Purchases and Redemptions of Fund Shares" below for more information.


The Fund may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the U.S. Securities and Exchange Commission. The Fund reserves the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Fund also offers you the option to send redemption orders to Rydex by:

--------------------------------------------------------------------------------
            Rydex Investments
   MAIL     Attn: Ops. Dept.
            9601 Blackwell Road, Suite 500
            Rockville, MD 20850
--------------------------------------------------------------------------------
            301.296.5103
   FAX      If you send your redemption order by fax, you must call Rydex Client
            Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.
--------------------------------------------------------------------------------
TELEPHONE   800.820.0888 or 301.296.5406 (not available for retirement accounts)
--------------------------------------------------------------------------------

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

     o    your name

     o    your shareholder account number

     o    Fund name(s)

     o    dollar amount or number of shares you would like to sell

     o whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

     o    signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically via ACH or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Fund.
--------------------------------------------------------------------------------

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Fund may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Fund may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Fund will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES
--------------------------------------------------------------------------------


An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of H-Class Shares of any Rydex Fund for H-Class Shares (or Investor Class Shares or Advisor Class Shares, if applicable) of any other Rydex Fund on the basis of the respective NAVs of the shares involved. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent or your financial intermediary prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV.

See "Exchanges with Other Rydex Funds" for additional information. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Fund also offers you the option to send exchange requests to Rydex by:

--------------------------------------------------------------------------------
            Rydex Investments
   MAIL     Attn: Ops. Dept.
            9601 Blackwell Road, Suite 500
            Rockville, MD 20850
--------------------------------------------------------------------------------
            301.296.5101
   FAX      If you send your exchange request by fax, you must call Rydex Client
            Services at 800.820.0888 to verify that your fax was received and when it will be processed.
--------------------------------------------------------------------------------
TELEPHONE   800.820.0888 OR 301.296.5406
--------------------------------------------------------------------------------
INTERNET    Follow the directions on the Rydex web site -
            www.rydexinvestments.com
--------------------------------------------------------------------------------

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

o    your name

o    your shareholder account number

o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

o dollar amount, number of shares or percentage of Fund position involved in the exchange

o signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS

On any Business Day, investors may make exchanges of H-Class Shares of the Fund for H-Class Shares (or Investor Class Shares or Advisor Class Shares if applicable) of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS, INCLUDING THE MARKET NEUTRAL FUND, DO NOT ALLOW UNLIMITED TRADING. SEE "FREQUENT PURCHASES AND

REDEMPTIONS OF FUND SHARES" FOR MORE INFORMATION. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.

RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------

SHAREHOLDER IDENTIFICATION AND VERIFICATION


Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Fund may use this information to attempt to verify your identity. The Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.


Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under applicable law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, and to obtain the appropriate forms, please visit the Rydex web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your financial intermediary's name, and you want to transfer the registration to another financial intermediary or want the shares registered in your name, then you should contact your financial intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Fund nor its transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Fund, nor its transfer agent, is responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (E.G., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

EDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Fund through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Fund reserves the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Fund's transfer agent for services associated with the following:


     o $15 for wire transfers of redemption proceeds under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver


     o    $50 on purchase checks returned for insufficient funds

     o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

     o $15 for standard overnight packages (fee may be higher for special delivery options)


     o    $25 for bounced drafts or ACH transactions


     o    $15 per year for low balance accounts

     o The Fund reserves the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee (and any unpaid annual maintenance fee) will be deducted from the proceeds of your redemption. You may pay the annual maintenance fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted from your account.

ACCOUNT FEE WAIVERS


The following fees will be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged: the annual maintenance fee for retirement accounts; and the wire transfer charge of $15 for wire redemptions less than $5,000. Additionally, the wire transfer charge of $15 for wire redemptions less than $5,000 will be waived for accounts that are held directly through the Fund's transfer agent that also have an adviser.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES


FREQUENT TRADING POLICY. Unlike most other Rydex Funds, the Fund is not suitable for purchase by active investors. The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Fund.

REDEMPTION FEE POLICY. In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of same, the Board of Trustees has approved a 1.00% redemption fee to be imposed uniformly on all Fund shares redeemed within thirty (30) days of the date of purchase (including shares of the Fund that are acquired through an exchange) subject to the limitations discussed below. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of the Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Fund requests that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Fund. However, the Fund recognizes that due to operational and system limitations, intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's. Therefore, to the extent that financial intermediaries are unable to collect the redemption fee, the Fund may not be able to defray the expenses associated with short-term trades made by that financial intermediary's customers.

REDEMPTION FEE WAIVERS. The Fund reserves the right to waive the redemption fee in its discretion where either the Fund believes such waiver is in the best interests of the Fund, including, but not limited to, certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns or where the financial intermediary's processing systems are unable to properly apply the redemption fee. These categories currently include (i) participants in certain group retirement plans or group annuity contracts whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic redemptions; (v) retirement loans and withdrawals; (vi) redemptions in accounts participating in certain approved asset allocation programs; and (vii) transactions by certain qualified fund of funds. A qualified fund of fund(s) is a mutual fund or other collective investment vehicle that either applies the Fund's frequent trading and/or redemption fee policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the Rydex Funds' Chief Compliance Officer. Qualified fund of funds include fund of fund(s) advised by the Advisor.

For purposes of applying the Fund's policies, the Advisor may consider the trading history of accounts under common ownership or control. In addition, the Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Advisor reasonably believes that the trading activity would be harmful or disruptive to the Fund. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund's access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.


RIGHTS RESERVED BY THE FUND

The Fund reserves the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Fund or in cases where the Fund is requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES
--------------------------------------------------------------------------------


The Fund has adopted a Distribution Plan and a Shareholder Services Plan with respect to H-Class Shares that allows the Fund to pay distribution and/or services fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution and/or shareholder services ("Service Providers"). The Fund will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. If a Service Provider provides shareholder services, the Fund will pay service fees to the Distributor at an annual rate not to exceed 0.25% of the average daily net assets of the Fund. The Distributor will, in turn, pay the Service Provider for the services it provides. Because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.


COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Fund. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by the Fund. If you own Fund shares on the Fund's record date, you will be entitled to receive the dividend. The Fund may declare and pay dividends on the same date. The Fund makes distributions of capital gains, if any, at least annually. The Fund, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of the Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Fund in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Fund receives your written notice. To cancel your election, simply send written notice to the Fund. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as the Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

o The Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.


o The income dividends and short-term capital gains distributions you receive from the Fund will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.


o Any long-term capital gains distributions you receive from the Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.

o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by the Fund for more than one year.

o Distributions paid in January but declared by the Fund in October, November or December of the previous year may be taxable to you in the previous year.

o The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

o If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

o With respect to investments by the Fund, some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the nonrecovered portion will reduce the income received from the securities in the Fund. In addition, the Fund may be able to pass along a tax credit for foreign income taxes that they pay. The Fund will provide you with the information necessary to reflect foreign taxes paid on your income tax return if it makes this election.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Fund through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

The Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Fund and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
INVESTMENT ADVISOR


PADCO Advisors, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Fund. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor makes investment decisions for the assets of the Fund and continuously reviews, supervises, and administers the Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Fund will pay the Advisor a fee at an annualized rate based on the average daily net assets of the Fund, as set forth below:


FUND                                                                ADVISORY FEE
--------------------------------------------------------------------------------
MARKET NEUTRAL                                                          1.15%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

As part of its agreement with the Trust, the Advisor will pay all operating expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with execution of portfolio transactions, short dividend expenses, and extraordinary expenses.


A discussion regarding the basis for the Board's August 2006 approval of the Fund's investment advisory agreement is available in the Trust's September 30, 2006 Semi-Annual Report to Shareholders, which covers the period April 1, 2006 to September 30, 2006. A discussion regarding the basis for the Board's August 2007 approval of the Fund's investment advisory agreement is available in the Fund's September 30, 2007 Semi-Annual Report to Shareholders, which covers the period April 1, 2007 to September 30, 2007.

PORTFOLIO MANAGEMENT


Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of six investment professionals that are responsible for overseeing different functions within the Portfolio Department. Including Mr. Byrum, those members include Michael Dellapa as the Director of Alternative Investment Strategies, Ryan Harder as Senior Portfolio Manager, Douglas Holmes as the Director of Stock Selection and Asset Allocation, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 15 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following four individuals are jointly and primarily responsible for the management of the Fund.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa, Harder, and Holmes. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, and helped to create the Sector Funds, all of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed the Fund since its inception.

MICHAEL J. DELLAPA, CFA, CAIA, Director of Alternative Investment Strategies - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, including the Absolute Return Strategies Fund and the Hedged Equity Fund, which are offered in a separate prospectus. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became the Director of Alternative Investment Strategies. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed the Fund since its inception.

RYAN A. HARDER, CFA, Senior Portfolio Manager- Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Absolute Return Strategies, Hedged Equity, High Yield Strategy and Inverse High Yield Strategy Funds, all of which are offered in a separate prospectus. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed the Fund since its inception.

DOUGLAS HOLMES, CFA, Director of Stock Selection and Asset Allocation - As the Director of Stock Selection and Asset Allocation, Mr. Holmes oversees the development and daily maintenance of the stock selection and asset allocation methodologies employed by the Rydex Funds. While Mr. Holmes is involved in the management of all of the Rydex Funds, he focuses on the management of the Alternative Investment, Essential Portfolio and Sector Funds, all of which are offered in a separate prospectus. Mr. Holmes first became associated with Rydex as a consultant in September 2004. In October 2005, Mr. Holmes accepted a permanent position as the Strategic Advisor and in September 2007 was named the Director of Stock Selection and Asset Allocation. Mr. Holmes has been a member of the ILT since its inception. Prior to his association with Rydex, Mr. Holmes was a 20-year veteran of State Street Global Advisors as the department head of the US Indexing Department, the US Active Department, and finally the Global Enhanced Department. He holds a BS degree in mathematics from Northeastern University. Mr. Holmes has co-managed the Fund since its inception.


Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund is available in the SAI.

     ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUND IS INCLUDED IN THE SAI DATED AUGUST 1, 2008. THE SAI HAS BEEN FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE U.S. SECURITIES AND EXCHANGE COMMISSION MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE U.S. SECURITIES AND EXCHANGE COMMISSION PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE U.S. SECURITIES AND EXCHANGE COMMISSION BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE U.S. SECURITIES AND EXCHANGE COMMISSION AT THE FOLLOWING
     ADDRESS: PUBLICINFO@SEC.GOV.


     YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUND'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING ITS LAST FISCAL YEAR.

     NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUND OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

     THE TRUST'S U.S. SECURITIES AND EXCHANGE COMMISSION REGISTRATION NUMBER IS 811-07584.

(RYDEX INVESTMENTS LOGO)
ESSENTIAL FOR MODERN MARKETS (TM)

9601 Blackwell Road
Suite 500
Rockville, MD 20850
800.820.0888
www.rydexinvestments.com

                                                              RYDEX SERIES FUNDS
                                           A-CLASS AND C-CLASS SHARES PROSPECTUS

                                                                  AUGUST 1, 2008


                                                     ALTERNATIVE INVESTMENT FUND
                                                             MARKET NEUTRAL FUND

     THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

(RYDEX INVESTMENTS LOGO)
ESSENTIAL FOR MODERN MARKETS (TM)

TABLE OF CONTENTS

ALTERNATIVE INVESTMENT FUND
Market Neutral Fund                                                           4
DESCRIPTIONS OF PRINCIPAL RISKS                                               6
FUND PERFORMANCE                                                             11
FUND FEES AND EXPENSES                                                       11
MORE INFORMATION ABOUT THE FUND                                              13
SHAREHOLDER INFORMATION                                                      16
TRANSACTION INFORMATION                                                      17
SALES CHARGES                                                                19
   A-CLASS SHARES                                                            19
   C-CLASS SHARES                                                            21
BUYING FUND SHARES                                                           22
SELLING FUND SHARES                                                          23
EXCHANGING FUND SHARES                                                       27
RYDEX ACCOUNT POLICIES                                                       28
DISTRIBUTION AND SHAREHOLDER SERVICES                                        32
DIVIDENDS AND DISTRIBUTIONS                                                  33
TAX INFORMATION                                                              33
MANAGEMENT OF THE FUND                                                       35
ADDITIONAL INFORMATION                                                       38

                               RYDEX SERIES FUNDS

                                 A-CLASS SHARES
                                 C-CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
--------------------------------------------------------------------------------
             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM


Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds). This Prospectus decribes the Market Neutral Fund (the "Fund"). The Fund is advised by PADCO Advisors, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor").

A-Class Shares and C-Class Shares of the Fund are sold through broker-dealers and other financial institutions ("financial intermediaries") whose clients take part in certain asset allocation investment programs. Investors may exchange shares of the Fund through your financial intermediary or directly through the Rydex web site - www.rydexinvestments.com - or over the phone. UNLIKE MOST OTHER RYDEX FUNDS, THE FUND IS INTENDED FOR LONG-TERM INVESTMENT PURPOSES ONLY, AND IS NOT SUITABLE FOR PURCHASE BY ACTIVE INVESTORS.


RISKS OF INVESTING IN THE FUND

The value of the Fund may fluctuate. In addition, Fund shares:

o    MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

o    ARE NOT FEDERALLY INSURED

o    ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

o    ARE NOT BANK DEPOSITS

o    ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

MARKET NEUTRAL FUND
--------------------------------------------------------------------------------
A-CLASS (XXXX)                                                   C-CLASS (XXXXX)

FUND OBJECTIVE


The Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the equity market neutral hedge fund universe. The secondary objective is to achieve these returns with low correlation to, and less volatility than, equity indices. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGY

The Fund pursues multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds, including strategies sometimes referred to as market neutral strategies. In particular, the Fund will pursue those investment strategies that may be replicated through proprietary quantitative style analysis. These investment strategies include, but are not limited to, those described below.

     EQUITY MARKET NEUTRAL - Pursuant to an equity market neutral investment strategy, portfolio managers seek to profit from exploiting pricing relationships between different equities or related securities while typically hedging exposure to overall equity market movements. The Advisor seeks to execute this investment strategy by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: market neutral value, market neutral capitalization, market neutral growth, and market neutral momentum.

     MERGER ARBITRAGE - Pursuant to a merger arbitrage investment strategy, portfolio managers invest simultaneously in long and short positions in both companies involved in a merger or acquisition. Risk arbitrageurs typically invest in long positions in the stock of the company to be acquired and short the stock of the acquiring company. The Advisor seeks to execute this investment strategy by creating a portfolio consisting primarily of instruments that provide exposure to merger arbitrage spreads.

Each of these investment strategies may incorporate one or more directional and/or non-directional positions. In general, directional positions seek to benefit from market movement in one direction or the other. In contrast, non-directional positions seek to benefit from both upward and downward movement in one or more markets. The Fund will predominately have a long exposure to directional and non-directional positions. However, there may be times that the Fund will have a short exposure to directional and/or non-directional positions. For more information about directional and non-directional positions, see "Advisor's Investment Methodology."

The Fund may use moderate leverage subject to internally imposed investment constraints designed to limit the amount of loss resulting from such leverage. The Fund's use of non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate equity market neutral hedge fund portfolio characteristics as well as providing risk diversification. The Fund expects to maintain approximately equal dollar amounts invested in long and short positions.

The Fund may be long or short in a broad mix of financial assets including U.S. and foreign equities of any capitalization range, currencies, commodities, futures, options and swap agreements. The Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS


The Market Neutral Fund is subject to a number of risks that may affect the value of its shares including:

     o    Currency Risk

     o    Derivatives Risk

     o    Early Closing Risk

     o    Fixed Income Risk

     o    Foreign Issuer Exposure Risk

     o    Leveraging Risk

     o    Management Style Risk

     o    Market Risk

     o    Non-Diversification Risk

     o    Portfolio Turnover Risk

     o    Short Sales Risk

     o    Small-Capitalization and Mid-Capitalization Securities Risk

     o    Swap Counterparty Credit Risk

Please see "Descriptions of Principal Risks" on page 6 for a discussion of each of the principal risks that apply to the Fund.

DESCRIPTIONS OF PRINCIPAL RISKS
--------------------------------------------------------------------------------


CURRENCY RISK - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.


DERIVATIVES RISK - The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

     FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

     OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

     The risks associated with the Fund's use of futures and options contracts include:

          o The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

          o There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

          o Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract.

               As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

          o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

          o Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.


EARLY CLOSING RISK - The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FIXED INCOME RISK - The Fund may invest in fixed income securities or related instruments. The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

LEVERAGING RISK - The Fund achieves leveraged exposure to its underlying index through the use of derivative instruments. The more the Fund invests in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Leverage will cause the value of the Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities or other investments. The Fund will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund's investment income, resulting in greater losses. The value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index due to the fact that the Fund's investment strategies involve consistently applied leverage. Leverage will also have the effect of magnifying tracking error risk.

MANAGEMENT STYLE RISK - The Fund is subject to the risk that the Rydex Investments (the "Advisor") may not be able to achieve market neutrality because its strategy failed to produce the intended results or because the Advisor did not implement its strategy properly. As a result, the Fund may be exposed to market risk and subsequent fluctuations in the Fund's value due to market conditions.

MARKET RISK - The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and other financial instruments may fluctuate drastically from day to day.

NON-DIVERSIFICATION RISK - To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. Similarly, when the Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.


SMALL-CAPITALIZATION AND MID-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with larger capitalizations, securities of small and medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. Small and medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.


SWAP COUNTERPARTY CREDIT RISK - The Fund may enter into swap agreements, including but not limited to equity index or interest rate swap agreements, for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Fund will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

FUND PERFORMANCE

The Market Neutral Fund has not yet commenced operations and therefore, does not have any performance.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund.

--------------------------------------------------------------------------------
                                                               A-CLASS   C-CLASS
--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
   INVESTMENT)(1)
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
   PURCHASES (as a percentage of initial purchase price) (2)    4.75%     None
--------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD)(as a percentage of
   initial purchase price or current market value,
   whichever is lower) (3)                                     None(4)    1.00%
--------------------------------------------------------------------------------
REDEMPTION FEE ON SHARES REDEEMED WITHIN 30 DAYS OF
   PURCHASE (as a percentage of amount redeemed, if
   applicable) (5)                                              1.00%     1.00%
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
   DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
MANAGEMENT FEES                                                 1.15%     1.15%
--------------------------------------------------------------------------------
DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES               0.25%     1.00%
--------------------------------------------------------------------------------
TOTAL OTHER EXPENSES(6)                                         X.XX%     X.XX%
--------------------------------------------------------------------------------
   SHORT DIVIDEND EXPENSE(6,7)                                  X.XX%     X.XX%
--------------------------------------------------------------------------------
   REMAINING OTHER EXPENSES                                     X.XX%     X.XX%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                            X.XX%     X.XX%
--------------------------------------------------------------------------------


(1) The Fund will impose a wire transfer charge of $15 on redemptions under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver.

(2) Represents the maximum sales charge (load) imposed on purchases. This sales charge varies depending on how much you invest. You may pay less than the maximum sales charge because of waivers and reduced sales charges that may be available. See "Sales Charges."

(3) The deferred sales charge applies for the first year following purchase and will be waived for customers of financial intermediaries that have entered into an arrangement with Rydex Distributors Inc. (the "Distributor") to forego transaction-based compensation in connection with the initial purchase.

(4) For investments of $1 million or more, A-Class Shares are sold at net asset value ("NAV"), without any up-front sales charge. However, if you sell your shares within 18 months of purchase, you will normally have to pay a 1.00% contingent deferred sales charge ("CDSC") based on your initial purchase price or current market value, whichever is lower.

(5)  For more information see "Frequent Purchases and Redemptions of Fund
     Shares."

(6) Because the Fund is new, "Total Other Expenses," "Short Dividend Expense," and "Remaining Other Expenses" are based on estimated amounts for the current fiscal year. In addition, the Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

(7) Short Dividend Expense occurs because the Fund short-sells the equity security to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the dividend rate of the equity security to the purchaser and record this as an expense. This expense is offset - in its entirety or in part - by the income derived from the short-sale and/or by earnings on the proceeds of the short sale. Short Dividend Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than as expenses, the expense ratio for A-Class Shares and C-Class Shares would have equaled X.XX% and X.XX%, respectively.


EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in A-Class Shares and C-Class Shares of the Fund with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your costs based on these assumptions.

----------------------------------------------------
MARKET NEUTRAL FUND                 1 YEAR   3 YEARS
----------------------------------------------------
A-CLASS SHARES                       $XXX     $XXX
----------------------------------------------------
C-CLASS SHARES
----------------------------------------------------
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:             $XXX     $XXX
----------------------------------------------------
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:      $XXX     $XXX
----------------------------------------------------

MORE INFORMATION ABOUT THE FUND:
--------------------------------------------------------------------------------
INVESTMENT METHODOLOGY

ADVISOR'S INVESTMENT METHODOLOGY

The Advisor develops and implements structured investment strategies designed to achieve the Fund's objective.

As the result of market observations and internal and external research, the Advisor believes that aggregate hedge fund performance is largely driven by exposure to well recognized structural investment strategies or "Beta." Beta is exposure to any systematic risk for which the investor expects to be rewarded over time. Beta is commonly referred to as market risk. In this context, the Advisor considers exposure to both directional positions (E.G., equity and/or fixed income securities) and non-directional positions (E.G., value and/or corporate default) as Beta. Although hedge fund exposure to these positions varies over time, their exposure to them, in the aggregate, and the investment returns provided by the exposure have historically been stable. The conclusion of the Advisor's research is that aggregate hedge fund returns are replicable through exposure to these structural investment positions and, therefore, can be delivered in a mutual fund.

The Fund employs a proprietary quantitative model that uses a style analysis of the returns of the appropriate segment of the hedge fund universe. This style analysis compares the returns of the appropriate hedge fund universe with the returns of various directional and non-directional positions. Based on the results of this analysis, historical research and market insights, the Advisor constructs a portfolio mix of directional and non-directional positions that best replicates the return, risk and correlation characteristics of the appropriate segment of the hedge fund universe. The Advisor anticipates adding and subtracting directional and non-directional positions over time based on continuing research of hedge fund returns.

DIRECTIONAL AND NON-DIRECTIONAL POSITIONS

A directional position is designed to have a high correlation with market returns. The Advisor selects securities to achieve particular directional positions using a quantitative model to identify those securities with high measures of liquidity and correlation to the appropriate market, for example, the Advisor may use S&P 500 futures to achieve a directional exposure to the equities market. Directional positions have market risk and are exposed to market movements. The Fund will predominately have a long exposure to directional positions. There may be times that the Fund will have a short exposure to directional positions. The Fund uses some, or all, of the following directional positions:

o An EQUITIES position involves investment in a portfolio that buys a basket of stocks or derivatives thereof, such as index futures.

o A FIXED INCOME position involves investment in a basket of U.S. Government securities or bond futures.

o    A COMMODITIES position involves investment in commodity indices.

o A CURRENCIES position involves investment in a basket of foreign currencies such as, but not limited to, the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona and Swiss Franc.

o A COVERED CALL OPTIONS position involves investment in written call options on underlying securities which the Fund already owns.

o A LONG OPTIONS position involves investment in long call or put options. A long call option provides upside profit potential while limiting downside exposure. A long put option provides downside profit potential while limiting upside exposure.

A non-directional position is designed to have a low correlation with market returns. Non-directional positions attempt to profit by exploiting structural mispricings in the financial markets. Non-directional investment strategies are market neutral in nature and, if executed successfully, have limited market exposure. The Fund will predominately have a long exposure to non-directional positions. There may be times that the Fund will have a short exposure to non-directional positions. The Fund uses some, or all, of the following non-directional positions:

o A MARKET NEUTRAL VALUE position involves investing in a basket of stocks that exhibit traditional value characteristics and simultaneously selling short a basket of stocks that exhibit non-value characteristics. Traditional value characteristics include, but are not limited to, high book-to-price ratios, high earnings-to-price ratios and high cash flow-to-price ratios. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

o A MARKET NEUTRAL GROWTH position involves investing in a basket of stocks that exhibit traditional growth characteristics and simultaneously selling short a basket of stocks that exhibit non-growth characteristics. Traditional growth characteristics include, but are not limited to, high earnings growth and high cash flow growth. The portfolio is formed such that long and short positions are approximately equal and has limited market exposure.

o A MARKET NEUTRAL MOMENTUM position involves investing in a basket of stocks that exhibit strong price momentum and simultaneously selling short a basket of stocks that exhibit weak price momentum. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

o A MARKET NEUTRAL CAPITALIZATION position involves investing in a basket of small-capitalization stocks and simultaneously selling short a basket of large-capitalization stocks. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

o A MERGER ARBITRAGE SPREADS position involves investing in a basket of stocks that are being acquired and simultaneously selling short a basket of stocks that are making the acquisitions. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

o A DURATION NEUTRAL TERM SPREADS position involves investing in long 10-year U.S. Government securities and simultaneously selling short 2-year U.S. Government securities. The portfolio is duration-adjusted such that the duration of both long and positions are approximately equal and has limited market exposure.

o A DURATION NEUTRAL DEFAULT SPREADS position involves investing in a basket of corporate bonds and simultaneously selling short U.S. Government securities of similar duration. The portfolio is formed such that the duration of both long and short positions are approximately equal and has limited market exposure.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

A-Class Shares and C-Class Shares are offered primarily through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Fund. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. For more information on opening an account, call Rydex Client Services at
800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

--------------------------------------------------------------------------------
                   MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

     The minimum initial investment amounts and minimum account balance requirements for A-Class Shares or C-Class Shares are:

          o    $1,000 for retirement accounts

          o    $2,500 for all other accounts

     Accounts opened through a financial intermediary will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.


     There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures."


     Rydex reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

     Purchases of C-Class Shares of the Fund requested in an amount of $1,000,000 or more will be automatically made in A-Class Shares of the Fund.
--------------------------------------------------------------------------------

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

     o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

     o    Attach a copy of the trust document when establishing a trust account.

     o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

     o You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

     o    BE SURE TO SIGN THE APPLICATION.

     o If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION
--------------------------------------------------------------------------------


This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Fund. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE or as otherwise permitted by the U.S. Securities and Exchange Commission - the Fund reserves the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The NYSE holiday schedule is included in the SAI and Rydex will post advance notice of early closings at www.rydexinvestments.com.


TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Fund's transfer agent, distributor, or authorized dealer, subject to any applicable front end sales charge. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Fund's Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

-----------------------------------------
METHOD                      CUT-OFF TIME
-----------------------------------------
By Mail                     Market Close
-----------------------------------------
By Phone                    Market Close
-----------------------------------------
By Internet                 Market Close
-----------------------------------------
By Financial Intermediary   Market Close*
-----------------------------------------


* Each financial intermediary may have its own rules about share transactions, and may have earlier cut-off times for processing your transaction order.

EARLY TRANSACTION CUT-OFF TIMES

On any day that the Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

--------------------------------------------------------------------------------

CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable sales charges.

The Fund calculates its NAV by:

o    Taking the current market value of its total assets

o    Subtracting any liabilities

o    Dividing that amount by the total number of shares owned by shareholders


The Fund calculates NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE - the Fund will calculate NAV as of the earlier closing time in accordance with the policies set forth in the Fund's SAI. These dates are listed in the SAI. For more information on these early closings, please call
800.820.0888 or visit the Rydex web site - www.rydexinvestments.com.


In calculating NAV, the Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Fund thinks that they are unreliable, the Fund prices those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund's NAV calculation. The Fund may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Fund calculates NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

More information about the valuation of the Fund's holdings can be found in the SAI.

--------------------------------------------------------------------------------

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Fund. Transaction orders received in good order by your financial intermediary will be processed at the Fund's next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

SALES CHARGES
--------------------------------------------------------------------------------
A-CLASS SHARES

A-Class Shares are sold at NAV, plus the applicable front-end sales charge. The sales charge is used to pay your financial intermediary a sales commission up to a total of 4.75% of the purchase price of your investment in connection with your initial purchase. However, in some cases, described below, your purchase may not be subject to an initial sales charge, and the offering price will be the NAV. In other cases, you may be eligible for a reduced sales charge. The sales charge varies depending on the amount of your purchase. The current sales charge rates are as follows:

--------------------------------------------------------------------------------
                                      SALES CHARGE AS        SALES CHARGE AS %
AMOUNT OF INVESTMENT                % OF OFFERING PRICE   OF NET AMOUNT INVESTED
--------------------------------------------------------------------------------
Less than $100,000                         4.75%                  4.99%
--------------------------------------------------------------------------------
$100,000 but less than $250,000            3.75%                  3.90%
--------------------------------------------------------------------------------
$250,000 but less than $500,000            2.75%                  2.83%
--------------------------------------------------------------------------------
$500,000 but less than $1,000,000          1.60%                  1.63%
--------------------------------------------------------------------------------
$1,000,000 or greater                        *                      *
--------------------------------------------------------------------------------


* For investments of $1 million or more, A-Class Shares are sold at NAV, without any up-front sales charge. However, if you sell your shares within 18 months of purchase, you will normally have to pay a 1% CDSC based on your initial purchase price or current market value, whichever is lower. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your initial purchase. For more information about whether your financial intermediary has entered into such an arrangement, contact your financial intermediary directly.


HOW TO REDUCE YOUR SALES CHARGE

You may be eligible to purchase A-Class Shares for reduced sales charges. To qualify for these reductions, you or your financial intermediary must provide sufficient information, IN WRITING AND AT THE TIME OF PURCHASE, to verify that your purchase qualifies for such treatment. For additional information, including information on aggregating purchases among related accounts to receive reduced sales charges, see the SAI. Consistent with the policies described in this Prospectus, you and your "immediate family" (your spouse and your children under the age of 21) may combine your Fund holdings to reduce your sales charge. New purchases of A-Class Shares of the Rydex U.S. Government Money Market Fund, which is offered in a separate prospectus, and existing holdings of A-Class Shares of the Rydex U.S. Government Money Market Fund that have not previously been subject to a sales charge will not be counted for purposes of reducing your sales charge on purchases of A-Class Shares of the Fund, as discussed below.

          o RIGHTS OF ACCUMULATION. To qualify for the lower sales charge rates that apply to larger purchases of A-Class Shares, you may combine your new purchases of A-Class Shares with the shares of any other A-Class Shares or C-Class Shares of Rydex Funds (offered in a separate prospectus) that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other A-Class and C-Class Shares that you own. Additionally, you may combine simultaneous purchases of A-Class Shares of one

               Rydex Fund with A-Class Shares of any other Rydex Fund to reduce the sales charge rate that applies to the purchase of A-Class Shares of any Rydex Fund. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares. As discussed above, A-Class Shares of the Rydex U.S. Government Money Market Fund that have not been subject to a sales charge will not be counted for purposes of reducing your sales charge.

          o LETTERS OF INTENT. Under a Letter of Intent ("LOI"), you commit to purchase a specified dollar amount of A-Class Shares of Rydex Funds during a 13-month period. At your written request, A-Class Share purchases made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Fund to hold in escrow 4% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased). As discussed above, A-Class Shares of the Rydex U.S. Government Money Market Fund that have not been subject to a sales charge will not be counted for purposes of reducing your sales charge.

SALES CHARGE WAIVERS

The sales charge on purchases of A-Class Shares is waived for certain types of investors, including:

     o REPURCHASE OF A-CLASS SHARES. If you have redeemed A-Class Shares of any Rydex Fund within the past 365 days, you may repurchase an equivalent amount of A-Class Shares of any Rydex Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 365 days of your redemption. Note that if you reacquire shares through separate installments (e.g., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 365 days of your redemption.

     o Directors and officers of any fund sponsored by the Advisor or any of its subsidiaries and their immediate families (E.G., spouse, children, mother or father).

     o Employees of the Advisor and their immediate families, or any full-time employee or registered representative of the Distributor or of broker-dealers having dealer agreements with the Distributor (a "Selling Broker") and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

     o Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the Fund's shares and their immediate families.

     o Participants in certain "wrap-fee" or asset allocation programs or other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor.

     o Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor.

     o Employer-sponsored retirement plans including, but not limited to, those that qualify under Sections 403(b), 401(a), 401(k) or 457 of the Internal Revenue Code of 1986, as amended, where at the time of purchase the Distributor has been notified in writing that such plan has at least $100 million in assets or 100 participating employees. Employer-sponsored retirement plans do not include IRAs, Roth IRAs, SEP or SARSEP plans, profit-sharing plans, single participant plans or plans covering self-employed individuals and their employees; such account types, however, may apply for sales charge reductions. Please see the SAI for more information.

The Fund does not waive sales charges for the reinvestment of proceeds from the sale of shares of a non-Rydex Fund where those shares were subject to a front-end sales charge (sometimes called an NAV Transfer).

SALES CHARGE EXCEPTIONS

You will not pay initial sales charges on the following:

o Purchases of A-Class Shares of the Rydex U.S. Government Money Market Fund, which are offered in a separate prospectus.

o    A-Class Shares purchased by reinvesting dividends and distributions.

o When exchanging A-Class Shares of the Fund for A-Class Shares of another Rydex Fund, unless you are exchanging A-Class Shares of the Rydex U.S. Government Money Market Fund that have not previously been subject to a sales charge.

C-CLASS SHARES

C-Class Shares are sold at NAV, without any up-front sales charge, so that the full amount of your purchase is invested in the Fund. However, if you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your initial purchase price or current market value, whichever is lower. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your initial purchase. If your intermediary has entered into arrangements with the Distributor to forego receipt of that initial 1.00% sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C-Class Shares. For more information about whether your broker-dealer has entered into such an arrangement, contact your intermediary directly.

WAIVER OF CDSC

The CDSC will be waived for the redemption of C-Class Shares:

     o purchased through a financial intermediary that has entered into arrangements with the Distributor to forego receipt of an initial sales commission;

     o    purchased by reinvesting dividends;

     o    following the death or disability of a shareholder;

     o    on the first 10% of shares that are sold within 12 months of purchase;
          or

     o resulting from the Fund exercising its right to redeem accounts that maintain a balance below the current applicable minimum investment.

The policy of waiving the CDSC for certain redemptions may be modified or discontinued, with respect to new shareholders, at any time.

BUYING FUND SHARES
--------------------------------------------------------------------------------


The Fund offers its shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Fund's transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order. The Fund charges a 1.00% redemption fee on redemptions of shares made within thirty (30) days of the date of purchase. See "Frequent Purchases and Redemptions of Fund Shares" below for more information.


PURCHASE PROCEDURES


The Fund offers you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Fund does not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Fund. Any payment instrument refused will generally be returned to you within twenty-four (24) hours of Rydex's refusal to accept such instrument, but in no event later than seventy-two (72) hours after such refusal.

Retirement contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.

---------------------------------------------------------------------------------------------
                           INITIAL PURCHASE                   SUBSEQUENT PURCHASES
                    -------------------------------------------------------------------------
                    Complete the account              Complete the Rydex investment slip
                    application that corresponds to   included with your quarterly statement
                    the type of account you are       or send written purchase instructions
                    opening.                          that include:
BY MAIL             o MAKE SURE TO DESIGNATE THE      o YOUR NAME
IRA AND OTHER       RYDEX FUND(S) YOU WANT TO         o YOUR SHAREHOLDER ACCOUNT NUMBER
RETIREMENT          PURCHASE.                         o THE RYDEX FUND(S) YOU WANT TO
ACCOUNTS            o MAKE SURE YOUR INVESTMENT       PURCHASE.
REQUIRE             MEETS THE ACCOUNT MINIMUM.
ADDITIONAL          -------------------------------------------------------------------------
PAPERWORK.                        Make your check payable to RYDEX INVESTMENTS.
                    -------------------------------------------------------------------------
                       Your check must be drawn on a U.S. bank and payable in U.S. Dollars.
                    -------------------------------------------------------------------------
                       Include the name of the Rydex Fund(s) you want to purchase on your
CALL RYDEX                                           check.
CLIENT                 IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR
SERVICES TO           INVESTMENT WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET
REQUEST A                        FUND, WHICH IS OFFERED IN A SEPARATE PROSPECTUS.
RETIREMENT          -------------------------------------------------------------------------
ACCOUNT             Mail your application and check        Mail your written purchase
INVESTOR                           to:                     instructions and check to:
APPLICATION         -------------------------------------------------------------------------
KIT.                MAILING ADDRESS:
                    Rydex Investments
                    Attn: Ops. Dept.
                    9601 Blackwell Road, Suite 500
                    Rockville, MD 20850

---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                            INITIAL PURCHASE                   SUBSEQUENT PURCHASES
                    -------------------------------------------------------------------------
                    Submit new account                  Be sure to designate in your wire
                    paperwork, and then call          instructions the Rydex Fund(s) you want
                    Rydex to obtain your account                   to purchase.
                    number.
BY WIRE
                    o MAKE SURE TO DESIGNATE THE
RYDEX CLIENT        RYDEX FUND(S) YOU WANT TO
SERVICES            PURCHASE.
PHONE               o MAKE SURE YOUR INVESTMENT
NUMBER:             MEETS THE ACCOUNT MINIMUM.
800.820.0888        -------------------------------------------------------------------------
OR                  To obtain "same-day credit" (to get that Business Day's NAV) for your
301.296.5406        purchase order, YOU MUST CALL RYDEX CLIENT SERVICES AND PROVIDE THE
                    FOLLOWING INFORMATION PRIOR TO THE TRANSACTION CUT-OFF TIME FOR THE
                    RYDEX FUND(S) YOU ARE PURCHASING:
                    o Account Number
                    o Fund Name
                    o Amount of Wire
                    o Fed Wire Reference Number (upon request)

                    You will receive a confirmation number to verify that your purchase order has been accepted.

                    IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING WIRE, YOUR
                    PURCHASE ORDER WILL NOT BE PROCESSED UNTIL THE BUSINESS DAY FOLLOWING THE
                    RECEIPT OF THE WIRE.
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                    WIRE INSTRUCTIONS:
                    U.S. Bank
                    Cincinnati, OH
                    Routing Number: 0420-00013
                    For Account of: Rydex Investments
                    Account Number: 48038-9030
                    [Your Name]
                    [Your shareholder account number]

                    IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR
                    INVESTMENT WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET
                    FUND, WHICH IS OFFERED IN A SEPARATE PROSPECTUS.
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                           INITIAL PURCHASE                    SUBSEQUENT PURCHASES
                    -------------------------------------------------------------------------
                    Submit new account                SUBSEQUENT PURCHASES MADE VIA ACH
                    paperwork, and then call          MUST BE A MINIMUM OF $50. To make a
BY ACH              Rydex to obtain your account      subsequent purchase send written
(FAX)               number. Be sure to complete       purchase instructions that include:
RYDEX FAX           the "Electronic Investing via
NUMBER:             ("ACH")" section. Then, fax it    o YOUR NAME
301.296.5103        to Rydex (ONLY Individual,        o YOUR SHAREHOLDER ACCOUNT NUMBER
                    Joint and UGMA/UTMA               o THE RYDEX FUND(S) YOU WANT TO
                    accounts may be opened by         PURCHASE
                    fax).                             o ACH BANK INFORMATION (IF NOT ON
                                                      RECORD).
                    o MAKE SURE TO INCLUDE A LETTER
                    OF INSTRUCTION REQUESTING THAT
                    WE PROCESS YOUR PURCHASE BY
                    ACH.
                    o MAKE SURE TO DESIGNATE THE
                    RYDEX FUND(S) YOU WANT TO
                    PURCHASE.
                    o MAKE SURE YOUR INVESTMENT
                    MEETS THE ACCOUNT MINIMUM.
---------------------------------------------------------------------------------------------
BY ACH                         Follow the directions on the Rydex web site -
(INTERNET)                              www.rydexinvestments.com

---------------------------------------------------------------------------------------------

CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

     o    if your bank does not honor your check for any reason

     o    if the transfer agent (Rydex) does not receive your wire transfer

     o    if the transfer agent (Rydex) does not receive your ACH transfer

     o    if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND'S NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES
--------------------------------------------------------------------------------


The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any Business Day. You may redeem all or any portion of your Fund shares at the Fund's next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Fund's transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent or your financial intermediary. The Fund charges a 1.00% redemption fee on redemptions of shares made within thirty
(30) days of the date of purchase. See "Frequent Purchases and Redemptions of Fund Shares" below for more information.

The Fund may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the U.S. Securities and Exchange Commission. The Fund reserves the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Fund also offers you the option to send redemption orders to Rydex by:

--------------------------------------------------------------------------------
MAIL        Rydex Investments
            Attn: Ops. Dept.
            9601 Blackwell Road, Suite 500
            Rockville, MD 20850
--------------------------------------------------------------------------------
FAX         301.296.5103
            If you send your redemption order by fax, you must call Rydex Client
            Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.
--------------------------------------------------------------------------------
TELEPHONE   800.820.0888 or 301.296.5406 (not available for retirement accounts)
--------------------------------------------------------------------------------

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

o    your name

o    your shareholder account number

o    Fund name(s)

o    dollar amount or number of shares you would like to sell

o whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

o    signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically, via ACH, or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Fund.
--------------------------------------------------------------------------------

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Fund may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Fund may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Fund will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES
--------------------------------------------------------------------------------


An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of A-Class Shares or C-Class Shares of any Rydex Fund for A-Class Shares or C-Class Shares of any other Rydex Fund on the basis of the respective NAVs of the shares involved. An exchange of A-Class Shares of the Rydex U.S. Government Money Market Fund, which is offered in a separate prospectus, that have not previously been subject to a sales charge will be treated as an initial purchase of the other Fund and applicable sales charges will apply. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent or your financial intermediary prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" for additional information. The exchange privilege may be modified or discontinued at any time.


EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Fund also offers you the option to send exchange requests to Rydex by:

--------------------------------------------------------------------------------
MAIL        Rydex Investments
            Attn: Ops. Dept.
            9601 Blackwell Road, Suite 500
            Rockville, MD 20850
--------------------------------------------------------------------------------
FAX         301.296.5101
            If you send your exchange request by fax, you must
            call Rydex Client Services at 800.820.0888 to verify
            that your fax was received and when it will be
            processed.
--------------------------------------------------------------------------------
TELEPHONE   800.820.0888 OR 301.296.5406
--------------------------------------------------------------------------------
INTERNET    Follow the directions on the Rydex web site -
            www.rydexinvestments.com
--------------------------------------------------------------------------------

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

     o    your name

     o    your shareholder account number

     o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

     o dollar amount, number of shares or percentage of Fund position involved in the exchange

     o signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS

On any Business Day, investors may make exchanges of A-Class Shares or C-Class Shares of the Fund for A-Class Shares or C-Class Shares of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS, INCLUDING THE MARKET NEUTRAL FUND, DO NOT ALLOW UNLIMITED TRADING. SEE "FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES" FOR MORE INFORMATION. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.

RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------

SHAREHOLDER IDENTIFICATION AND VERIFICATION


Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Fund may use this information to attempt to verify your identity. The Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.


Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under applicable law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT


For information on what is required to make changes and/or additions to your account, and to obtain the appropriate forms, please visit the Rydex web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your financial intermediary's name, and you want to transfer the registration to another financial intermediary or want the shares registered in your name, then you should contact your financial intermediary for instructions on how to make this change.


TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Fund nor its transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Fund, nor its transfer agent, is responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (E.G., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

EDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Fund through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Fund reserves the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Fund's transfer agent for services associated with the following:


     o $15 for wire transfers of redemption proceeds under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver

     o    $50 on purchase checks returned for insufficient funds

     o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

     o $15 for standard overnight packages (fee may be higher for special delivery options)

     o    $25 for bounced drafts or ACH transactions

     o    $15 per year for low balance accounts

     o The Fund reserves the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee (and any unpaid annual maintenance fee) will be deducted from the proceeds of your redemption. You may pay the annual maintenance fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted from your account.

ACCOUNT FEE WAIVERS

The following fees will be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged: the annual maintenance fee for retirement accounts; and the wire transfer charge of $15 for wire redemptions less than $5,000. Additionally, the wire transfer charge of $15 for wire redemptions less than $5,000 will be waived for accounts that are held directly through the Fund's transfer agent that also have an adviser.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

FREQUENT TRADING POLICY. Unlike most other Rydex Funds, the Fund is not suitable for purchase by active investors. The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Fund.

REDEMPTION FEE POLICY. In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of same, the Board of Trustees has approved a 1.00% redemption fee to be imposed uniformly on all Fund shares redeemed within thirty (30) days of the date of purchase (including shares of the Fund that are acquired through an exchange) subject to the limitations discussed below. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of the Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Fund requests that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Fund. However, the Fund recognizes that due to operational and system limitations, intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's. Therefore, to the extent that financial intermediaries are unable to collect the redemption fee, the Fund may not be able to defray the expenses associated with short-term trades made by that financial intermediary's customers.

REDEMPTION FEE WAIVERS. The Fund reserves the right to waive the redemption fee in its discretion where either the Fund believes such waiver is in the best interests of the Fund, including, but not limited to, certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns or where the financial intermediary's processing systems are unable to properly apply the redemption fee. These categories currently include (i) participants in certain group retirement plans or group annuity contracts whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic redemptions; (v) retirement loans and withdrawals; (vi) redemptions in accounts participating in certain approved asset allocation programs; and (vii) transactions by certain qualified fund of funds. A qualified fund of fund(s) is a mutual fund or other collective investment vehicle that either applies the Fund's frequent trading and/or redemption fee policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the Rydex Funds' Chief Compliance Officer. Qualified fund of funds include fund of fund(s) advised by the Advisor.

For purposes of applying the Fund's policies, the Advisor may consider the trading history of accounts under common ownership or control. In addition, the Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Advisor reasonably believes that the trading activity would be harmful or disruptive to the Fund. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund's access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.

RIGHTS RESERVED BY THE FUND

The Fund reserves the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Fund or in cases where the Fund is requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

A-CLASS SHARES

The Fund has adopted a Distribution Plan applicable to A-Class Shares that allows the Fund to pay distribution fees to the Distributor and other firms that provide distribution services ("Service Providers"). The Fund will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Distributor generally will, in turn, pay the Service Provider out of its fees. Because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.


C-CLASS SHARES

The Fund has adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, applicable to C-Class Shares that allows the Fund to pay annual distribution and service fees of 1.00% of the Fund's average daily net assets. The annual 0.75% distribution fee reimburses the Distributor for paying your intermediary a sales commission. The annual 0.25% service fee compensates your intermediary for providing on-going services to you. The Distributor advances the first year's distribution and service fees, and retains the distribution and service fees on accounts with no authorized intermediary of record. Because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.


COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Fund. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by the Fund. If you own Fund shares on the Fund's record date, you will be entitled to receive the dividend. The Fund may declare and pay dividends on the same date. The Fund makes distributions of capital gains, if any, at least annually. The Fund, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of the Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Fund in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Fund receives your written notice. To cancel your election, simply send written notice to the Fund. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as the Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

o The Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

o The income dividends and short-term capital gains distributions you receive from the Fund will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.

o Any long-term capital gains distributions you receive from the Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.

o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by the Fund for more than one year.

o Distributions paid in January but declared by the Fund in October, November or December of the previous year may be taxable to you in the previous year.

o The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

o If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

o With respect to investments by the Fund, some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the nonrecovered portion will reduce the income received from the securities in the Fund. In addition, the Fund may be able to pass along a tax credit for foreign income taxes that they pay. The Fund will provide you with the information necessary to reflect foreign taxes paid on your income tax return if it makes this election.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Fund through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

The Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Fund and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISOR


PADCO Advisors, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Fund. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor makes investment decisions for the assets of the Fund and continuously reviews, supervises, and administers the Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Fund will pay the Advisor a fee at an annualized rate based on the average daily net assets of the Fund, as set forth below:


FUND                                                                ADVISORY FEE
--------------------------------------------------------------------------------
MARKET NEUTRAL                                                             1.15%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

As part of its agreement with the Trust, the Advisor will pay all operating expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with execution of portfolio transactions, short dividend expenses, and extraordinary expenses.


A discussion regarding the basis for the Board's August 2007 approval of the Fund's investment advisory agreement is available in the Fund's September 30, 2007 Semi-Annual Report to Shareholders, which covers the period April 1, 2007 to September 30, 2007.


PORTFOLIO MANAGEMENT


Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of six investment professionals that are responsible for overseeing different functions within the Portfolio Department. Including Mr. Byrum, those members include Michael Dellapa as the Director of Alternative Investment Strategies, Ryan Harder as Senior Portfolio Manager, Douglas Holmes as the Director of Stock Selection and Asset Allocation, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 15 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following four individuals are jointly and primarily responsible for the management of the Fund.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa, Harder, and Holmes. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, and helped to create the Sector Funds, all of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed the Fund since its inception.

MICHAEL J. DELLAPA, CFA, CAIA, Director of Alternative Investment Strategies - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, including the Absolute Return Strategies Fund and the Hedged Equity Fund, which are offered in a separate prospectus. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became the Director of Alternative Investment Strategies. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed the Fund since its inception.

RYAN A. HARDER, CFA, Senior Portfolio Manager- Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Absolute Return Strategies, Hedged Equity, High Yield Strategy and Inverse High Yield Strategy Funds, all of which are offered in a separate prospectus. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed the Fund since its inception.

DOUGLAS HOLMES, CFA, Director of Stock Selection and Asset Allocation - As the Director of Stock Selection and Asset Allocation, Mr. Holmes oversees the development and daily maintenance of the stock selection and asset allocation methodologies employed by the Rydex Funds. While Mr. Holmes is involved in the management of all of the Rydex Funds, he focuses on the management of the Alternative Investment, Essential Portfolio and Sector Funds, all of which are offered in a separate prospectus. Mr. Holmes first became associated with Rydex as a consultant in September 2004. In October 2005, Mr. Holmes accepted a permanent position as the Strategic Advisor and in September 2007 was named the Director of Stock Selection and Asset Allocation. Mr. Holmes has been a member of the ILT since its inception. Prior to his association with Rydex, Mr. Holmes was a 20-year veteran of State Street Global Advisors as the department head of the US Indexing Department, the US Active Department, and finally the Global Enhanced Department. He holds a BS degree in mathematics from Northeastern University. Mr. Holmes has co-managed the Fund since its inception.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund is available in the SAI.

     ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUND IS INCLUDED IN THE SAI DATED AUGUST 1, 2008. THE SAI HAS BEEN FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE U.S. SECURITIES AND EXCHANGE COMMISSION MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE U.S. SECURITIES AND EXCHANGE COMMISSION PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE U.S. SECURITIES AND EXCHANGE COMMISSION BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE U.S. SECURITIES AND EXCHANGE COMMISSION AT THE FOLLOWING
     ADDRESS: PUBLICINFO@SEC.GOV.

     YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUND'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING ITS LAST FISCAL YEAR.

     NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUND OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

     THE TRUST'S U.S. SECURITIES AND EXCHANGE COMMISSION REGISTRATION NUMBER IS 811-07584.

(RYDEX INVESTMENTS LOGO)
ESSENTIAL FOR MODERN MARKETS (TM)

9601 Blackwell Road
Suite 500
Rockville, MD 20850
800.820.0888
www.rydexinvestments.com
                                       39

                                                              RYDEX SERIES FUNDS
                                        H-CLASS SHARES PROSPECTUS AUGUST 1, 2008

                                                      INTERNATIONAL EQUITY FUNDS

                                                  INTERNATIONAL 2x STRATEGY FUND
                                          INVERSE INTERNATIONAL 2x STRATEGY FUND
                                               EMERGING MARKETS 2x STRATEGY FUND
                                       INVERSE EMERGING MARKETS 2x STRATEGY FUND
                                                INVERSE PACIFIC 2x STRATEGY FUND
                                                  LATIN AMERICA 2x STRATEGY FUND
                                          INVERSE LATIN AMERICA 2x STRATEGY FUND
                                                 INVERSE EUROPE 2x STRATEGY FUND

(RYDEX INVESTMENTS LOGO)
ESSENTIAL FOR MODERN MARKETS (TM)

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

INTERNATIONAL EQUITY FUNDS
      International 2x Strategy Fund                                          2
      Inverse International 2x Strategy Fund                                  4
      Emerging Markets 2x Strategy Fund                                       6
      Inverse Emerging Markets 2x Strategy Fund                               8
      Inverse Pacific 2x Strategy Fund                                       10
      Latin America 2x Strategy Fund                                         12
      Inverse Latin America 2x Strategy Fund                                 14
      Inverse Europe 2x Strategy Fund                                        16

   PRINCIPAL RISKS OF INVESTING IN THE FUNDS                                 18
   DESCRIPTIONS OF PRINCIPAL RISKS                                           20
   FUND PERFORMANCE                                                          27
   FUND FEES AND EXPENSES                                                    27
   MORE INFORMATION ABOUT THE FUNDS                                          28
   BENCHMARKS AND INVESTMENT METHODOLOGY                                     28
   SHAREHOLDER INFORMATION                                                   31
   TRANSACTION INFORMATION                                                   32
   BUYING FUND SHARES                                                        34
   SELLING FUND SHARES                                                       37
   EXCHANGING FUND SHARES                                                    39
   RYDEX ACCOUNT POLICIES                                                    41
   DISTRIBUTION AND SHAREHOLDER SERVICES                                     43
   DIVIDENDS AND DISTRIBUTIONS                                               44
   TAX INFORMATION                                                           44
   MANAGEMENT OF THE FUNDS                                                   46
   INDEX PUBLISHERS INFORMATION                                              49
   ADDITIONAL INFORMATION                                                    50

                               RYDEX SERIES FUNDS

                                 H-CLASS SHARES
            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM

Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds). This Prospectus describes the International 2x Strategy Fund, Inverse International 2x Strategy Fund, Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund, Inverse Pacific 2x Strategy Fund, Latin America 2x Strategy Fund, Inverse Latin America 2x Strategy Fund, and Inverse Europe 2x Strategy Fund (the "International Equity Funds" or the "Funds"). The Funds are advised by PADCO Advisors, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor").

H-Class Shares of the Funds are sold principally to clients of professional money managers ("financial intermediaries") and to investors who take part in certain asset allocation investment programs. Investors may exchange shares of the Funds through their financial intermediary or directly through the Rydex web site - www.rydexinvestments.com - or over the phone.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

o    MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

o    ARE NOT FEDERALLY INSURED

o    ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

o    ARE NOT BANK DEPOSITS

o    ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

INTERNATIONAL 2X STRATEGY FUND
--------------------------------------------------------------------------------
H-CLASS (XXX)

FUND OBJECTIVE

The International 2x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the fair value of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase by 200% of the fair value of the underlying index during times when the performance of the underlying index is increasing. When the fair value of the Fund's underlying index decreases, the value of the Fund's shares should also decrease by 200% of the fair value of the decrease in the underlying index (E.G., if the fair value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10%). Due to the use of fair valuation, which is explained in more detail under "Calculating NAV," the value of the Fund's shares may increase by more or less than 200% of the reported value of the underlying index on any given day.

PRINCIPAL INVESTMENT STRATEGY

The International 2x Strategy Fund invests principally in securities of companies included in the underlying index and in leveraged instruments, such as swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to its benchmark. The Fund may also invest in ETFs that provide exposure to one or more foreign countries. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of [DATE] the MSCI EAFE Index consisted of the following 21 developed market country indices: [Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.] As of _______ XX, XXXX, the MSCI EAFE Index included companies with capitalizations ranging from $X.X billion to $XXX billion. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

Investors who expect the MSCI EAFE Index to go up and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the MSCI EAFE Index goes down.

PRINCIPAL RISKS

The International 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

o    Active Trading Risk

o    Counterparty Credit Risk

o    Currency Risk

o    Depositary Receipt Risk

o    Derivatives Risk

o    Early Closing Risk

o    Foreign Issuer Exposure Risk

o    Investment in Investment Companies Risk

o    Leveraging Risk

o    Market Risk

o    Non-Diversification Risk

o    Portfolio Turnover Risk

o    Small-Capitalization and Mid-Capitalization Securities Risk

o    Status as a Regulated Investment Company Risk

o    Tracking Error Risk

o    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

INVERSE INTERNATIONAL 2X STRATEGY FUND
--------------------------------------------------------------------------------
H-CLASS (XXX)

FUND OBJECTIVE

The Inverse International 2x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the inverse (opposite) fair value of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase by 200% of the fair value of the underlying index during times when the performance of the underlying index is decreasing. When the fair value of the Fund's underlying index increases, the value of the Fund's shares should decrease by 200% of the fair value of the increase in the underlying index (E.G., if the fair value of the underlying index goes up by 5%, the value of the Fund's shares should go down by 10%). Due to the use of fair valuation, which is explained in more detail under "Calculating NAV," the value of the Fund's shares may increase by more or less than 200% of the reported value of the underlying index on any given day.

PRINCIPAL INVESTMENT STRATEGY

The Inverse International 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as index swaps, futures contracts and options on securities, futures contracts, and stock indices. Swaps, short sales and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of [DATE] the MSCI EAFE Index consisted of the following 21 developed market country indices: [Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.] As of _______ XX, XXXX, the MSCI EAFE Index included companies with capitalizations ranging from $X.X billion to $XXX billion. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

Investors who expect the MSCI EAFE Index to go down and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the MSCI EAFE Index goes up.

PRINCIPAL RISKS

The Inverse International 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

o    Active Trading Risk

o    Counterparty Credit Risk

o    Currency Risk

o    Depositary Receipt Risk

o    Derivatives Risk

o    Early Closing Risk

o    Foreign Issuer Exposure Risk

o    Investment in Investment Companies Risk

o    Leveraging Risk

o    Market Risk

o    Non-Diversification Risk

o    Portfolio Turnover Risk

o    Short Sales Risk

o    Small-Capitalization and Mid-Capitalization Securities Risk

o    Status as a Regulated Investment Company Risk

o    Tracking Error Risk

o    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

EMERGING MARKETS 2X STRATEGY FUND
--------------------------------------------------------------------------------
H-CLASS (XXX)

The Emerging Markets 2x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the fair value of the Morgan Stanley Capital International
(MSCI) Emerging Markets Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase by 200% of the fair value of the underlying index during times when the performance of the underlying index is increasing. When the fair value of the Fund's underlying index decreases, the value of the Fund's shares should also decrease by 200% of the fair value of the decrease in the underlying index (E.G., if the fair value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10%). Due to the use of fair valuation, which is explained in more detail under "Calculating NAV," the value of the Fund's shares may increase by more or less than 200% of the reported value of the underlying index on any given day.

PRINCIPAL INVESTMENT STRATEGY

The Emerging Markets 2x Strategy Fund invests principally in securities of companies included in the underlying index and in leveraged instruments, such as swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to its benchmark. The Fund may also invest in ETFs that provide exposure to emerging market countries. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of [date] the MSCI Emerging Markets Index consisted of the following [25] emerging market country indices: [Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey]. As of ________ XX, XXXX, the MSCI Emerging Markets Index included companies with capitalizations ranging from $X.X billion to $XXX billion. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

Investors who expect the MSCI Emerging Markets Index to go up and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the MSCI Emerging Markets Index goes down.

PRINCIPAL RISKS

The Emerging Markets 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

o    Active Trading Risk

o    Counterparty Credit Risk

o    Currency Risk

o    Depositary Receipt Risk

o    Derivatives Risk

o    Early Closing Risk

o    Emerging Markets Risk

o    Foreign Issuer Exposure Risk

o    Investment in Investment Companies Risk

o    Leveraging Risk

o    Market Risk

o    Non-Diversification Risk

o    Portfolio Turnover Risk

o    Small-Capitalization and Mid-Capitalization Securities Risk

o    Status as a Regulated Investment Company Risk

o    Tracking Error Risk

o    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

INVERSE EMERGING MARKETS 2X STRATEGY FUND
--------------------------------------------------------------------------------
H-CLASS (XXX)

FUND OBJECTIVE

The Inverse Emerging Markets 2x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the inverse (opposite) fair value of the Morgan Stanley Capital International (MSCI) Emerging Markets Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase by 200% of the fair value of the underlying index during times when the performance of the underlying index is decreasing. When the fair value of the Fund's underlying index increases, the value of the Fund's shares should decrease by 200% of the fair value of the increase in the underlying index (E.G., if the fair value of the underlying index goes up by 5%, the value of the Fund's shares should go down by 10%). Due to the use of fair valuation, which is explained in more detail under "Calculating NAV," the value of the Fund's shares may increase by more or less than 200% of the reported value of the underlying index on any given day.

PRINCIPAL INVESTMENT STRATEGY

The Inverse Emerging Markets 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as index swaps, futures contracts and options on securities, futures contracts, and stock indices. Swaps, short sales and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of [date] the MSCI Emerging Markets Index consisted of the following [25] emerging market country indices: [Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey]. As of ________ XX, XXXX, the MSCI Emerging Markets Index included companies with capitalizations ranging from $X.X billion to $XXX billion. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

Investors who expect the MSCI Emerging Markets Index to go down and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the MSCI Emerging Markets Index goes up.

PRINCIPAL RISKS

The Inverse Emerging Markets 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

o    Active Trading Risk

o    Counterparty Credit Risk

o    Currency Risk

o    Depositary Receipt Risk

o    Derivatives Risk

o    Early Closing Risk

o    Emerging Markets Risk

o    Foreign Issuer Exposure Risk

o    Investment in Investment Companies Risk

o    Leveraging Risk

o    Market Risk

o    Non-Diversification Risk

o    Portfolio Turnover Risk

o    Short Sales Risk

o    Small-Capitalization and Mid-Capitalization Securities Risk

o    Status as a Regulated Investment Company Risk

o    Tracking Error Risk

o    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

INVERSE PACIFIC 2X STRATEGY FUND

H-CLASS (XXX)

FUND OBJECTIVE

The Inverse Pacific 2x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the inverse (opposite) fair value of the MSCI Pacific Index(SM) (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase by 200% of the fair value of the underlying index during times when the performance of the underlying index is decreasing. When the fair value of the Fund's underlying index increases, the value of the Fund's shares should decrease by 200% of the fair value of the increase in the underlying index (E.G., if the fair value of the underlying index goes up by 5%, the value of the Fund's shares should go down by 10%). Due to the use of fair valuation, which is explained in more detail under "Calculating NAV," the value of the Fund's shares may increase by more or less than 200% of the reported value of the underlying index on any given day.

PRINCIPAL INVESTMENT STRATEGY

The Inverse Pacific 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as index swaps, futures contracts and options on securities, futures contracts, and stock indices. Swaps, short sales and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

The MSCI Pacific Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the Pacific region. As of [date], the MSCI Pacific Index consisted of the following [5] developed market countries: [Australia, Hong Kong, Japan, New Zealand, and Singapore]. As of ________ XX, XXXX, the MSCI Pacific Index(SM) included companies with capitalizations ranging from $X.X billion to $XXX billion. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

Investors who expect the MSCI Pacific Index(SM) to go down and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the MSCI Pacific Index(SM) goes up.

PRINCIPAL RISKS

The Inverse Pacific 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

o    Active Trading Risk

o    Counterparty Credit Risk

o    Currency Risk

o    Depositary Receipt Risk

o    Derivatives Risk

o    Early Closing Risk

o    Foreign Issuer Exposure Risk

o    Geographic Concentration Risk

o    Investment in Investment Companies Risk

o    Leveraging Risk

o    Market Risk

o    Non-Diversification Risk

o    Portfolio Turnover Risk

o    Short Sales Risk

o    Small-Capitalization and Mid-Capitalization Securities Risk

o    Status as a Regulated Investment Company Risk

o    Tracking Error Risk

o    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

LATIN AMERICA 2X STRATEGY FUND
--------------------------------------------------------------------------------
H-CLASS (XXX)

FUND OBJECTIVE

The Latin America 2x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the fair value of the S&P Latin America 40 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase by 200% of the fair value of the underlying index during times when the performance of the underlying index is increasing. When the fair value of the Fund's underlying index decreases, the value of the Fund's shares should also decrease by 200% of the fair value of the decrease in the underlying index (E.G., if the fair value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10%). Due to the use of fair valuation, which is explained in more detail under "Calculating NAV," the value of the Fund's shares may increase by more or less than 200% of the reported value of the underlying index on any given day.

PRINCIPAL INVESTMENT STRATEGY

The Latin America 2x Strategy Fund invests principally in securities of companies included in the underlying index and in leveraged instruments, such as swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to its benchmark. The Fund may also invest in ETFs that provide exposure to countries in Latin America. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

The S&P Latin America 40 Index represents the major economic sectors of Mexican and South American equity markets. It includes highly liquid securities from Mexico, Brazil, Argentina and Chile. The Index serves to cover the large-cap liquid constituents of each key country in Latin America. It is also the Latin America component of S&P Global 1200. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

Investors who expect the S&P Latin America 40 Index to go up and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P Latin America 40 Index goes down.

PRINCIPAL RISKS

The Latin America 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

o    Active Trading Risk

o    Counterparty Credit Risk

o    Currency Risk

o    Depositary Receipt Risk

o    Derivatives Risk

o    Early Closing Risk

o    Emerging Markets Risk

o    Foreign Issuer Exposure Risk

o    Geographic Concentration Risk

o    Investment in Investment Companies Risk

o    Leveraging Risk

o    Market Risk

o    Non-Diversification Risk

o    Portfolio Turnover Risk

o    Status as a Regulated Investment Company Risk

o    Tracking Error Risk

o    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

INVERSE LATIN AMERICA 2X STRATEGY FUND
--------------------------------------------------------------------------------
H-CLASS (XXX)

FUND OBJECTIVE

The Inverse Latin America 2x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the inverse (opposite) fair value of the S&P Latin America 40 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase by 200% of the fair value of the underlying index during times when the performance of the underlying index is decreasing. When the fair value of the Fund's underlying index increases, the value of the Fund's shares should decrease by 200% of the fair value of the increase in the underlying index (E.G., if the fair value of the underlying index goes up by 5%, the value of the Fund's shares should go down by 10%). Due to the use of fair valuation, which is explained in more detail under "Calculating NAV," the value of the Fund's shares may increase by more or less than 200% of the reported value of the underlying index on any given day.

PRINCIPAL INVESTMENT STRATEGY

The Inverse Latin America 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as index swaps, futures contracts and options on securities, futures contracts, and stock indices. Swaps, short sales and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

The S&P Latin America 40 Index represents the major economic sectors of Mexican and South American equity markets. It includes highly liquid securities from Mexico, Brazil, Argentina and Chile. The Index serves to cover the large-cap liquid constituents of each key country in Latin America. It is also the Latin America component of S&P Global 1200. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

Investors who expect the S&P Latin America 40 Index to go down and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P Latin America 40 Index goes up.

PRINCIPAL RISKS

The Inverse Latin America 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

o    Active Trading Risk

o    Counterparty Credit Risk

o    Currency Risk

o    Depositary Receipt Risk

o    Derivatives Risk

o    Early Closing Risk

o    Emerging Markets Risk

o    Foreign Issuer Exposure Risk

o    Geographic Concentration Risk

o    Investment in Investment Companies Risk

o    Leveraging Risk

o    Market Risk

o    Non-Diversification Risk

o    Portfolio Turnover Risk

o    Short Sales Risk

o    Status as a Regulated Investment Company Risk

o    Tracking Error Risk

o    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

INVERSE EUROPE 2X STRATEGY FUND
--------------------------------------------------------------------------------
H-CLASS (XXX)

FUND OBJECTIVE

The Inverse Europe 2x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the inverse (opposite) fair value of the Dow Jones STOXX 50 Index(SM) (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase by 200% of the fair value of the underlying index during times when the performance of the underlying index is decreasing. When the fair value of the Fund's underlying index increases, the value of the Fund's shares should decrease by 200% of the fair value of the increase in the underlying index (E.G., if the fair value of the underlying index goes up by 5%, the value of the Fund's shares should go down by 10%). Due to the use of fair valuation, which is explained in more detail under "Calculating NAV," the value of the Fund's shares may increase by more or less than 200% of the reported value of the underlying index on any given day.

PRINCIPAL INVESTMENT STRATEGY

The Inverse Europe 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as index swaps, futures contracts and options on securities, futures contracts, and stock indices. Swaps, short sales and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

The Dow Jones Stoxx 50 Index(SM) is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors. As of ________ XX, XXXX, the Dow Jones Stoxx 50 Index(SM) included companies with a capitalization range of $XXX billion to $XXX billion. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

Investors who expect the Dow Jones STOXX 50 Index(SM) to go down and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones STOXX 50 Index(SM) goes up.

PRINCIPAL RISKS

The Inverse Europe 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

o    Active Trading Risk

o    Counterparty Credit Risk

o    Currency Risk

o    Depositary Receipt Risk

o    Derivatives Risk

o    Early Closing Risk

o    Foreign Issuer Exposure Risk

o    Geographic Concentration Risk

o    Investment in Investment Companies Risk

o    Leveraging Risk

o    Market Risk

o    Non-Diversification Risk

o    Portfolio Turnover Risk

o    Short Sales Risk

o    Status as a Regulated Investment Company Risk

o    Tracking Error Risk

o    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.

                                                         Inverse                           Inverse
                                      International   International   Emerging Markets     Emerging         Inverse
                                       2x Strategy     2x Strategy      2x Strategy       Markets 2x       Pacific 2x
                                           Fund            Fund            Fund          Strategy Fund   Strategy Fund
----------------------------------------------------------------------------------------------------------------------
Active Trading Risk                         X               X                 X                X               X
----------------------------------------------------------------------------------------------------------------------
Counterparty Credit Risk                    X               X                 X                X               X
----------------------------------------------------------------------------------------------------------------------
Currency Risk                               X               X                 X                X               X
----------------------------------------------------------------------------------------------------------------------
Depositary Receipt Risk                     X               X                 X                X               X
----------------------------------------------------------------------------------------------------------------------
Derivatives Risk                            X               X                 X                X               X
----------------------------------------------------------------------------------------------------------------------
Early Closing Risk                          X               X                 X                X               X
----------------------------------------------------------------------------------------------------------------------
Emerging Markets Risk                                                         X                X
----------------------------------------------------------------------------------------------------------------------
Foreign Issuer Exposure Risk                X               X                 X                X               X
----------------------------------------------------------------------------------------------------------------------
Geographic Concentration Risk
   (for each Fund's specific
   geographic concentration risk
   see "Description of Principal
   Risks" below)                                                                                               X
----------------------------------------------------------------------------------------------------------------------
Investment in Investment
   Companies Risk                           X               X                 X                X               X
----------------------------------------------------------------------------------------------------------------------
Leveraging Risk                             X               X                 X                X               X
----------------------------------------------------------------------------------------------------------------------
Market Risk                                 X               X                 X                X               X
----------------------------------------------------------------------------------------------------------------------
Non-Diversification Risk                    X               X                 X                X               X
----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Risk                     X               X                 X                X               X
----------------------------------------------------------------------------------------------------------------------
Short Sales Risk                                            X                                  X               X
----------------------------------------------------------------------------------------------------------------------
Small-Capitalization and Mid-
   Capitalization Securities Risk           X               X                 X                X               X
----------------------------------------------------------------------------------------------------------------------
Status as a Regulated Investment
   Company Risks                            X               X                 X                X               X
----------------------------------------------------------------------------------------------------------------------
Tracking Error Risk                         X               X                 X                X               X
----------------------------------------------------------------------------------------------------------------------
Trading Halt Risk                           X               X                 X                X               X
----------------------------------------------------------------------------------------------------------------------

                                     Latin America 2x Strategy   Inverse Latin America 2x   Inverse Europe 2x Strategy
                                                Fund                   Strategy Fund                   Fund
----------------------------------------------------------------------------------------------------------------------
Active Trading Risk                               X                         X                            X
----------------------------------------------------------------------------------------------------------------------
Counterparty Credit Risk                          X                         X                            X
----------------------------------------------------------------------------------------------------------------------
Currency Risk                                     X                         X                            X
----------------------------------------------------------------------------------------------------------------------
Depositary Receipt Risk                           X                         X                            X
----------------------------------------------------------------------------------------------------------------------
Derivatives Risk                                  X                         X                            X
----------------------------------------------------------------------------------------------------------------------
Early Closing Risk                                X                         X                            X
----------------------------------------------------------------------------------------------------------------------
Emerging Markets Risk                             X                         X
----------------------------------------------------------------------------------------------------------------------
Foreign Issuer Exposure Risk                      X                         X                            X
----------------------------------------------------------------------------------------------------------------------
Geographic Concentration Risk (for
   each Fund's specific geographic
   concentration risk see
   "Description of Principal
   Risks" below)                                  X                         X                            X
----------------------------------------------------------------------------------------------------------------------
Investment in Investment
   Companies Risk                                 X                         X                            X
----------------------------------------------------------------------------------------------------------------------
Leveraging Risk                                   X                         X                            X
----------------------------------------------------------------------------------------------------------------------
Market Risk                                       X                         X                            X
----------------------------------------------------------------------------------------------------------------------
Non-Diversification Risk                          X                         X                            X
----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Risk                           X                         X                            X
----------------------------------------------------------------------------------------------------------------------
Short Sales Risk                                                            X                            X
----------------------------------------------------------------------------------------------------------------------
Small-Capitalization and Mid-
   Capitalization Securities Risk
----------------------------------------------------------------------------------------------------------------------
Status as a Regulated Investment
   Company Risk                                   X                         X                            X
----------------------------------------------------------------------------------------------------------------------
Tracking Error Risk                               X                         X                            X
----------------------------------------------------------------------------------------------------------------------
Trading Halt Risk                                 X                         X                            X
----------------------------------------------------------------------------------------------------------------------

DESCRIPTIONS OF PRINCIPAL RISKS
--------------------------------------------------------------------------------

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

COUNTERPARTY CREDIT RISK - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

CURRENCY RISK - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts or ADRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the NYSE. The Fund will primarily invest in sponsored ADRs, which are issued with the support of the issuer of the foreign stock underlying the ADRs and which carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK - The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

     FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

     OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

     The risks associated with the Fund's use of futures and options contracts include:

     o The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

     o There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

     o Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

     o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

     o Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK - The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

EMERGING MARKETS RISK - Emerging markets consist of countries that have an emerging securities market as defined by Morgan Stanley, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries with securities markets which are, in the opinion of the Advisor, less sophisticated than more developed markets in terms of, among other factors, participation by investors, analyst coverage, liquidity and regulation. Emerging markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Some countries have histories of instability and upheaval that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment. The volatility of emerging markets may be heightened by the actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, fund share prices. The securities of issuers in emerging market countries, or countries with developing economies, are especially vulnerable to market, credit, currency, liquidity, legal, political, technical and other risks that are different from, or greater than, the risks of investing in developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area (discussed below under "Geographic Concentration Risk") are generally more pronounced with respect to investments in emerging market countries. Funds may also be subject to this risk with respect to their investments in derivatives or other securities or financial instruments whose returns are related to the return of emerging market securities.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. The High Yield Strategy and Inverse High Yield Strategy Funds may invest in instruments that are linked to the performance of foreign issuers, primarily Canadian issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund. With respect to the High Yield Strategy and Inverse High Yield Strategy Funds, the Canadian economy can be significantly affected by the U.S. economy and the price of natural resources. In addition, periodic demands by the Province of Quebec for sovereignty could significantly affect the Canadian market.

GEOGRAPHIC CONCENTRATION RISK - Because a significant portion of the Fund's assets are invested in a specific geographic region, the value of its investments and the net asset value of the Fund could decline more dramatically as a result of adverse issuer, political, regulatory, market or economic developments affecting those regions. These risks may be heightened with respect to emerging market countries, which can be subject to greater social, economic, regulatory and political uncertainties and can be extremely volatile. The geographic concentration risks applicable to each Fund are set forth below.

     GEOGRAPHIC CONCENTRATION IN THE PACIFIC - The Fund's investments are concentrated in the Pacific region, which consists of Hong Kong, Japan, Singapore, Australia, and New Zealand. The Fund's performance is expected to be closely tied to social, political, and economic conditions within Pacific and to be more volatile than the performance of geographically diversified funds.

     GEOGRAPHIC CONCENTRATION IN LATIN AMERICA - While the Fund's Underlying Index is designed to include only blue chip stocks from the four countries' markets, each country's economy is considered to be an emerging market economy. High interest, inflation, and unemployment rates generally characterize each economy. Currency fluctuations or devaluations in any country can have a significant affect on investments in the Fund.

     GEOGRAPHIC CONCENTRATION IN EUROPE - Countries in Europe may be significantly affected by the tight fiscal and monetary controls of the European Economic and Monetary Union (EMU).

INVESTMENT IN INVESTMENT COMPANIES RISK - The Fund may purchase shares of investment companies, such as exchange-traded funds, unit investment trusts, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an exchange-traded fund are traded at market prices, which may vary from the net asset value of its underlying investments. In addition, the Fund may invest in investment companies that are not registered pursuant to the Investment Company Act of 1940, as amended, and therefore, are not subject to the regulatory scheme of the Investment Company Act of 1940.

LEVERAGING RISK - The Fund achieves leveraged exposure to its underlying index through the use of derivative instruments. The more the Fund invests in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Leverage will cause the value of the Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities or other investments. The Fund will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund's investment income, resulting in greater losses. The value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index due to the fact that the Fund's investment strategies involve consistently applied leverage. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK - The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and other financial instruments may fluctuate drastically from day to day.

NON-DIVERSIFICATION RISK - To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. Similarly, when the Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL AND MID-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with larger capitalizations, securities of small and mid-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small and mid-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends.

STATUS AS A REGULATED INVESTMENT COMPANY RISK - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Please see the Statement of Additional Information under "Dividends, Distributions and Taxes - Special Considerations Applicable to the Funds" for additional discussion of this issue.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match that of the Fund's underlying index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. The Funds seek to track their respective benchmarks over time, but are also subject to the effects of mathematical compounding. Tracking error may be more significant for the Funds compared to other Rydex Funds due to the Funds' consistent application of leverage to increase exposure to their respective underlying indices. Tracking error may cause the Fund's performance to be less than you expect.

The prices of the Funds are calculated at the close of the U.S. markets using fair value prices. Due to the differences in times between the close of the international markets and the time the Funds price their shares, the value the Funds assign to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. On a daily basis, the Funds are priced with consideration to the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, and market movement in the U.S. as related to the securities.

TRADING HALT RISK - The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair value" method to price its outstanding contracts or securities.

FUND PERFORMANCE
--------------------------------------------------------------------------------

The Funds are new and, therefore, do not have any performance.

FUND FEES AND EXPENSES
--------------------------------------------------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Funds.

SHAREHOLDER FEES*                                                          NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND
   ASSETS)
MANAGEMENT FEES ........................................................   0.XX%
DISTRIBUTION OR SHAREHOLDER SERVICE (12b-1) FEES .......................   0.XX%
OTHER EXPENSES** .......................................................   0.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES ...................................   X.XX%

* The Funds will impose a wire transfer charge of $15 on redemptions under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver.

** Because the Funds are new, "Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in Advisor Class Shares and H-Class Shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your costs based on these assumptions.

INTERNATIONAL EQUITY FUNDS                                      1 YEAR   3 YEARS
--------------------------------------------------------------------------------
H-Class Shares                                                   $XXX      $XXX

MORE INFORMATION ABOUT THE FUNDS:
--------------------------------------------------------------------------------
BENCHMARKS AND INVESTMENT METHODOLOGY

The International Equity Funds seek to provide investment results that correlate to the performance of a specific benchmark [OVER TIME].

The current benchmark used by each Fund is set forth below:

FUND                                        BENCHMARK
---------------------------------------------------------------------------------------------------
INTERNATIONAL 2x STRATEGY FUND              200% OF THE FAIR VALUE OF THE MSCI EAFE INDEX

INVERSE INTERNATIONAL 2x STRATEGY FUND      INVERSE (OPPOSITE) OF 200% OF THE FAIR VALUE OF THE
                                            MSCI EAFE INDEX

EMERGING MARKETS 2x STRATEGY FUND           200% OF THE FAIR VALUE OF THE MSCI EMERGING MARKETS
                                            INDEX

INVERSE EMERGING MARKETS 2x STRATEGY FUND   INVERSE (OPPOSITE) OF 200% OF THE FAIR VALUE OF THE
                                            MSCI EMERGING MARKETS INDEX

INVERSE PACIFIC 2x STRATEGY FUND            INVERSE (OPPOSITE) OF 200% OF THE FAIR VALUE OF THE
                                            MSCI PACIFIC INDEX(SM)

LATIN AMERICA 2x STRATEGY FUND              200% OF THE FAIR VALUE OF THE S&P LATIN AMERICA 40 INDEX

INVERSE LATIN AMERICA 2x STRATEGY FUND      INVERSE (OPPOSITE) OF 200% OF THE FAIR VALUE OF THE S&P
                                            LATIN AMERICA 40 INDEX

INVERSE EUROPE 2x STRATEGY FUND             INVERSE (OPPOSITE) OF 200% OF THE FAIR VALUE OF THE DOW
                                            JONES STOXX 50 INDEX(SM)

--------------------------------------------------------------------------------
UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds that use leverage as part of their investment strategy. The impact of leverage on a fund will generally cause the fund's performance to not match the performance of the index underlying the fund's benchmark over a period of time greater than one day. As a result, the use of leverage could cause the performance of a fund to be less than or greater than the performance of the index underlying the fund's benchmark multiplied by the amount of leverage employed, before accounting for fees and expenses. The following simple examples provide an illustration:

EXAMPLE A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. The next day, if the index decreases 10%, the value of your shares in Fund B would be expected to decrease $24 (20% of $120) to $96.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).

The examples demonstrate that over time, the cumulative percentage increase or decrease in the net asset value of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund's benchmark due to the compounding effect of losses and gains on the returns of the fund. It is also expected that a fund's use of consistently applied leverage will cause the fund to underperform the compounded return of twice its benchmark in a trendless or flat market.

The following graphs further illustrate the impact of leverage on fund performance in comparison to the performance of the fund's underlying index in three different markets. Each of the three graphs shows a simulated hypothetical of the one-year performance of an index compared with the performance of a fund that perfectly achieves its investment objective of exactly twice (200%) the daily index returns.

In order to isolate the impact of leverage, the hypothetical graphs assume (i) no tracking error (see "Tracking Error Risk" under "Descriptions of Principal Risks"); (ii) no dividends paid by the companies included in the underlying index; (iii) no expenses; and (iv) borrowing and/or lending rates (required to obtain leverage) of zero percent. If tracking error, fund expenses, and borrowing and lending rates of greater than zero percent were included in the graphs, the fund's performance would be lower than that shown below. Each of the graphs also assumes an index volatility of 20%. An index's volatility is a statistical measure of the magnitude of the fluctuations in the returns of an index. The S&P 500(R) Index's index volatility may be more or less significant at any given time. The average of the most recent five-year historical volatility of the S&P 500(R) Index is 9.28%. The indices underlying the Funds' benchmarks have different historical volatilities, which may be more or less significant than the index volatilities assumed in the graphs below. The average five-year historical volatility for the period ended [date] of the indices underlying the Funds' benchmarks is as follows: X.XX% - MSCI EAFE Index; X.XX% - MSCI Emerging Markets Index; X.XX% - MSCI Pacific Index; X.XX% - S&P Latin America 40 Index; and X.XX% - Dow Jones STOXX 50 Index. The hypothetical graphs are meant to demonstrate the effects of leverage only and are in no way indicative of the actual performance of any of the Funds.
--------------------------------------------------------------------------------

[INSERT COMPOUNDING AND LEVERAGING GRAPHS]

ADVISOR'S INVESTMENT METHODOLOGY

The Advisor develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with the Funds' respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

The Advisor's primary objective for the Funds is to correlate with the [FAIR VALUE/PERFORMANCE] of each Fund's underlying index. The Funds are invested to achieve returns that magnify the returns of their respective underlying indices. These leveraged returns are achieved not by borrowing, but by the use of futures and other financial instruments that stimulate leveraged returns without requiring a commitment of cash in excess of the Funds' assets. In addition, for the Inverse International 2x Strategy, Inverse Emerging Markets 2x Strategy, Inverse Pacific 2x Strategy, Inverse Latin America 2x Strategy, and Inverse Europe 2x Strategy Fund, the Advisor will regularly utilize short selling techniques designed to help each Fund's performance to inversely correlate to 200% of the fair value of its underlying index.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

H-Class Shares are offered directly through Rydex Fund Services Inc. and also through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. Certain account types may be opened online via the website. For more information on opening an account, call Rydex Client Services at 800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

--------------------------------------------------------------------------------
                    MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

     The minimum initial investment amounts for accounts held through a third party (E.G., a brokerage account) are:

               o    $1,000 for retirement accounts

               o    $2,500 for all other accounts

     Accounts held DIRECTLY at Rydex are subject to a minimum account balance of $25,000 FOR NON-MANAGED ACCOUNTS (INCLUDING RETIREMENT ACCOUNTS) and $15,000 FOR ACCOUNTS MANAGED BY FINANCIAL INTERMEDIARIES. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

     To open an IRA account with Rydex directly, you must transfer an existing IRA (or multiple IRAs) in order to meet the minimum investment amount requirements.

     There are no minimum amounts for subsequent investments in the Funds except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures." Rydex reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.
--------------------------------------------------------------------------------

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

     o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

     o    Attach a copy of the trust document when establishing a trust account.

     o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

     o You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

     o    BE SURE TO SIGN THE APPLICATION.

     o If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE or as otherwise permitted by the U.S. Securities and Exchange Commission - the Funds reserve the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The NYSE holiday schedule is included in the SAI and Rydex will post advance notice of early closings at www.rydexinvestments.com.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

METHOD         FUND                                        CUT-OFF TIME
----------------------------------------------------------------------------------
By Mail        All Funds                                   Market Close
----------------------------------------------------------------------------------
By Phone       Emerging Markets 2x Strategy Fund           3:30 P.M., Eastern Time
               Inverse Emerging Markets 2x Strategy Fund
               Latin America 2x Strategy Fund
               Inverse Latin America 2x Strategy Fund
----------------------------------------------------------------------------------

METHOD         FUND                                        CUT-OFF TIME
----------------------------------------------------------------------------------
               International 2x Strategy Fund              3:45 P.M., Eastern Time
               Inverse International 2x Strategy Fund
               Inverse Pacific 2x Strategy Fund
               Inverse Europe 2x Strategy Fund
----------------------------------------------------------------------------------
By Internet    Emerging Markets 2x Strategy Fund           3:45 P.M., Eastern Time
               Inverse Emerging Markets 2x Strategy Fund
               Latin America 2x Strategy Fund
               Inverse Latin America 2x Strategy Fund
----------------------------------------------------------------------------------
               International 2x Strategy Fund              3:50 P.M., Eastern Time
               Inverse International 2x Strategy Fund
               Inverse Pacific 2x Strategy Fund
               Inverse Europe 2x Strategy Fund
----------------------------------------------------------------------------------
By Financial   All Funds                                   Market Close*
Intermediary
----------------------------------------------------------------------------------

* Each financial intermediary may have its own rules about share transactions, and may have earlier cut-off times for processing your transaction order.

EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

--------------------------------------------------------------------------------
CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV.

Each Fund calculates its NAV by:

o    Taking the current market value of its total assets

o    Subtracting any liabilities

o    Dividing that amount by the total number of shares owned by shareholders

The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE - the Funds will calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI. For more information on these early closings, please call
800.820.0888 or visit the Rydex web site - www.rydexinvestments.com.

The Funds generally value their assets at fair value using procedures approved by the Board of Trustees because of the time difference between the close of the relevant foreign exchanges and the time the Funds price their shares at the close of the NYSE. As such, the value assigned to the Funds' securities may not be the quoted or published prices of those securities on their primary markets or exchanges.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
More information about the valuation of the Funds' holdings can be found in the SAI.
--------------------------------------------------------------------------------

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

BUYING FUND SHARES
--------------------------------------------------------------------------------

The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order.

PURCHASE PROCEDURES

The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds. Any payment instrument refused will generally be returned to you within twenty-four (24) hours of Rydex's refusal to accept such instrument, but in no event later than seventy-two (72) hours after such refusal.

Retirement contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.

You may buy shares and send your purchase proceeds by any of the following methods:

---------------------------------------------------------------------------------------------
                           INITIAL PURCHASE                  SUBSEQUENT PURCHASES
                    -------------------------------------------------------------------------
                    Complete the account              Complete the Rydex investment slip
                    application that corresponds to   included with your quarterly statement
                    the type of account you are       or send written purchase instructions
                    opening.                          that include:
BY MAIL             o MAKE SURE TO DESIGNATE THE      o YOUR NAME
IRA AND OTHER       RYDEX FUND(S) YOU WANT TO         o YOUR SHAREHOLDER ACCOUNT NUMBER
RETIREMENT          PURCHASE.                         o THE RYDEX FUND(S) YOU WANT TO
ACCOUNTS            o MAKE SURE YOUR INVESTMENT       PURCHASE.
REQUIRE             MEETS THE ACCOUNT MINIMUM.
ADDITIONAL          -------------------------------------------------------------------------
PAPERWORK.                        Make your check payable to RYDEX INVESTMENTS.
                    -------------------------------------------------------------------------
                       Your check must be drawn on a U.S. bank and payable in U.S. Dollars.
                    -------------------------------------------------------------------------
                       Include the name of the Rydex Fund(s) you want to purchase on your
CALL RYDEX                                           check.
CLIENT                IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR
SERVICES TO           INVESTMENT WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET
REQUEST A             FUND, WHICH IS OFFERED IN A SEPARATE PROSPECTUS.
RETIREMENT          -------------------------------------------------------------------------
ACCOUNT             Mail your application and check        Mail your written purchase
INVESTOR                           to:                     instructions and check to:
APPLICATION         -------------------------------------------------------------------------
KIT.                MAILING ADDRESS:
                    Rydex Investments
                    Attn: Ops. Dept.
                    9601 Blackwell Road, Suite 500
                    Rockville, MD 20850
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                           INITIAL PURCHASE                  SUBSEQUENT PURCHASES
                    -------------------------------------------------------------------------
                    Submit new account                  Be sure to designate in your wire
                    paperwork, and then call          instructions the Rydex Fund(s) you want
                    Rydex to obtain your account                   to purchase.
                    number.
BY WIRE
                    o MAKE SURE TO DESIGNATE THE
                    RYDEX FUND(S) YOU WANT TO
                    PURCHASE.
RYDEX CLIENT        o MAKE SURE YOUR INVESTMENT
SERVICES            MEETS THE ACCOUNT MINIMUM.
PHONE               -------------------------------------------------------------------------
NUMBER:             To obtain "same-day credit" (to get that Business Day's NAV) for your
800.820.0888        purchase order, YOU MUST CALL RYDEX CLIENT SERVICES AND PROVIDE THE
OR                  FOLLOWING INFORMATION PRIOR TO THE TRANSACTION CUT-OFF TIME FOR THE
301.296.5406        RYDEX FUND(S) YOU ARE PURCHASING:
                    o Account Number
                    o Fund Name
                    o Amount of Wire
                    o Fed Wire Reference Number (upon request)

                    You will receive a confirmation number to verify that your purchase order has been accepted.

                    IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING WIRE, YOUR
                    PURCHASE ORDER WILL NOT BE PROCESSED UNTIL THE BUSINESS DAY FOLLOWING
                    THE RECEIPT OF THE WIRE.
                    -------------------------------------------------------------------------
                    WIRE INSTRUCTIONS:
                    U.S. Bank
                    Cincinnati, OH
                    Routing Number: 0420-00013
                    For Account of: Rydex Investments
                    Account Number: 48038-9030
                    [Your Name]
                    [Your shareholder account number]

                    IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR
                    INVESTMENT WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET
                    FUND, WHICH IS OFFERED IN A SEPARATE PROSPECTUS.
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                           INITIAL PURCHASE                    SUBSEQUENT PURCHASES
                           ----------------                    --------------------
BY ACH              Submit new account                SUBSEQUENT PURCHASES MADE VIA ACH
(FAX)               paperwork, and then call          MUST BE A MINIMUM OF $50. To make a
RYDEX FAX           Rydex to obtain your account      subsequent purchase, send written
NUMBER:             number. Be sure to complete       purchase instructions that include:
301.296.5103        the "Electronic Investing (via
                    ACH)" section. Then, fax it to    o YOUR NAME
                    Rydex. (ONLY Individual,          o YOUR SHAREHOLDER ACCOUNT NUMBER
                    Joint and UGMA/UTMA               o THE RYDEX FUND(S) YOU WANT TO
                    accounts may be opened by         PURCHASE
                    fax).                             o ACH BANK INFORMATION (IF NOT ON
                                                      RECORD)
                    o MAKE SURE TO INCLUDE A LETTER
                    OF INSTRUCTION REQUESTING THAT
                    WE PROCESS YOUR PURCHASE BY
                    ACH.
                    o MAKE SURE TO DESIGNATE THE
                    RYDEX FUND(S) YOU WANT TO
                    PURCHASE.
                    o MAKE SURE YOUR INVESTMENT
                    MEETS THE ACCOUNT MINIMUM.
---------------------------------------------------------------------------------------------
BY ACH                         Follow the directions on the Rydex web site -
(INTERNET)                              www.rydexinvestments.com
---------------------------------------------------------------------------------------------

CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

o    if your bank does not honor your check for any reason

o    if the transfer agent (Rydex) does not receive your wire transfer

o    if the transfer agent (Rydex) does not receive your ACH transfer

o    if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES
--------------------------------------------------------------------------------

The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the Funds' next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent or your financial intermediary.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the U.S. Securities and Exchange Commission. The Funds reserve the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If a Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send redemption orders to Rydex by:

--------------------------------------------------------------------------------
            Rydex Investments
   MAIL     Attn: Ops. Dept.
            9601 Blackwell Road, Suite 500
            Rockville, MD 20850
--------------------------------------------------------------------------------
            301.296.5103
   FAX      If you send your redemption order by fax, you must call Rydex Client
            Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.
--------------------------------------------------------------------------------
TELEPHONE   800.820.0888 or 301.296.5406 (not available for retirement accounts)
--------------------------------------------------------------------------------

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

     o    your name

     o    your shareholder account number

     o    Fund name(s)

     o    dollar amount or number of shares you would like to sell

     o whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

     o    signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically via ACH or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.
--------------------------------------------------------------------------------

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Funds may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

Unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund Investors may make exchanges on any Business Day of H-Class Shares of any Rydex Fund for H-Class Shares (or Investor Class Shares or Advisor Class Shares, if applicable) of any other Rydex Fund on the basis of the respective NAVs of the shares involved. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent or your financial intermediary prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" for additional information. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send exchange requests to Rydex by:

--------------------------------------------------------------------------------
MAIL        Rydex Investments
            Attn: Ops. Dept.
            9601 Blackwell Road, Suite 500
            Rockville, MD 20850
--------------------------------------------------------------------------------
FAX         301.296.5101
            If you send your exchange request by fax, you must call Rydex Client
            Services at 800.820.0888 to verify that your fax was received and when it will be processed.
--------------------------------------------------------------------------------
TELEPHONE   800.820.0888 OR 301.296.5406
--------------------------------------------------------------------------------
INTERNET    Follow the directions on the Rydex web
            site - www.rydexinvestments.com
--------------------------------------------------------------------------------

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

o    your name

o    your shareholder account number

o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

o dollar amount, number of shares or percentage of Fund position involved in the exchange

o signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS

On any Business Day, investors may make exchanges of H-Class Shares of any Fund for H-Class Shares (or Investor Class Shares or Advisor Class Shares, if applicable) of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS DO NOT ALLOW UNLIMITED TRADING. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.

RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while they are in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account and to obtain the appropriate forms, please visit the Rydex web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your financial intermediary's name, and you want to transfer the registration to another financial intermediary or want the shares registered in your name, then you should contact your financial intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (E.G., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

EDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Funds' transfer agent for services associated with the following:

     o $15 for wire transfers of redemption proceeds under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver

     o    $50 on purchase checks returned for insufficient funds

     o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

     o $15 for standard overnight packages (fee may be higher for special delivery options)

     o    $25 for bounced drafts or ACH transactions

     o    $15 per year for low balance accounts

     o The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee (and any unpaid annual maintenance fee) will be deducted from the proceeds of your redemption. You may pay the annual maintenance fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted from your account.

ACCOUNT FEE WAIVERS

The following fees will be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged: the annual maintenance fee for retirement accounts; and the wire transfer charge of $15 for wire redemptions less than $5,000. Additionally, the wire transfer charge of $15 for wire redemptions less than $5,000 will be waived for accounts that are held directly through the Funds' transfer agent that also have an adviser.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Because the Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

RIGHTS RESERVED BY THE FUNDS

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

The Funds have adopted a Distribution Plan and a Shareholder Services Plan with respect to H-Class Shares that allows the Funds to pay distribution and/or services fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution and/or shareholder services ("Service Providers"). The Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act. If a Service Provider provides shareholder services, the Funds will pay service fees to the Distributor at an annual rate not to exceed 0.25% of the average daily net assets of a Fund. The Distributor will, in turn, pay the Service Provider for the services it provides. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

     o Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

     o The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.

     o Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

     o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

     o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

     o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

     o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

     o Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

     o A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

     o If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

     o Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in the Funds. In addition, the Funds may be able to pass along a tax credit for foreign income taxes that they pay. A Fund will provide you with the information necessary to reflect foreign taxes paid on your income tax return if it makes this election.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

PADCO Advisors, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds will pay the Advisor a fee at an annualized rate based on the average daily net assets of each Fund, as set forth below:

FUND                                                                ADVISORY FEE
--------------------------------------------------------------------------------
International 2x Strategy Fund                                             0.XX%
Inverse International 2x Strategy Fund                                     0.XX%
Emerging Markets 2x Strategy Fund                                          0.XX%
Inverse Emerging Markets 2x Strategy Fund                                  0.XX%
Inverse Pacific 2x Strategy Fund                                           0.XX%
Latin America 2x Strategy Fund                                             0.XX%
Inverse Latin America 2x Strategy Fund                                     0.XX%
Inverse Europe 2x Strategy Fund                                            0.XX%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement is available in the Funds' September 30, 2007 Semi-Annual Report to Shareholders, which covers the period April 1, 2007 to September 30, 2007.

PORTFOLIO MANAGEMENT

Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership

Team ("ILT"), consists of six investment professionals that are responsible for overseeing different functions within the Portfolio Department. Including Mr. Byrum, those members include Michael Dellapa as the Director of Alternative Investment Strategies, Ryan Harder as Senior Portfolio Manager, Douglas Holmes as the Director of Stock Selection and Asset Allocation, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 15 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following four individuals are jointly and primarily responsible for the management of the Funds.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa, Harder, and Holmes. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, and helped to create the Sector Funds, all of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

MICHAEL J. DELLAPA, CFA, CAIA, Director of Alternative Investment Strategies - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, including the Absolute Return Strategies Fund and the Hedged Equity Fund, which are offered in a separate prospectus. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became the Director of Alternative Investment Strategies. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund since its inception.

RYAN A. HARDER, CFA, Senior Portfolio Manager- Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Absolute Return Strategies, Hedged Equity, High Yield Strategy and Inverse High Yield Strategy Funds, all of which are offered in a separate prospectus. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed each Fund since its inception.

DOUGLAS HOLMES, CFA, Director of Stock Selection and Asset Allocation - As the Director of Stock Selection and Asset Allocation, Mr. Holmes oversees the development and daily maintenance of the stock selection and asset allocation methodologies employed by the Rydex Funds. While Mr. Holmes is involved in the management of all of the Rydex Funds, he focuses on the management of the Alternative Investment, Essential Portfolio and Sector Funds, all of which are offered in a separate prospectus. Mr. Holmes first became associated with Rydex as a consultant in September 2004. In October 2005, Mr. Holmes accepted a permanent position as the Strategic Advisor and in September 2007 was named the Director of Stock Selection and Asset Allocation. Mr. Holmes has been a member of the ILT since its inception. Prior to his association with Rydex, Mr. Holmes was a 20-year veteran of State Street Global Advisors as the department head of the US Indexing Department, the US Active Department, and finally the Global Enhanced Department. He holds a BS degree in mathematics from Northeastern University. Mr. Holmes has co-managed each Fund since its inception.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

INDEX PUBLISHERS INFORMATION

MORGAN STANLEY CAPITAL INTERNATIONAL, STANDARD & POOR'S CORP., DOW JONES & COMPANY INC., AND STOXX LIMITED INC., (THE "INDEX PUBLISHERS") DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE ANY RYDEX FUND AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC,
REGARDING:

     o    THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

     o    THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

     o THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

     o THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

     o THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, NONE OF THE INDEX PUBLISHERS:

     o    RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER SECURITIES;

     o HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS;

     o HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

     o CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

     o WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

     o WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

"STANDARD & POOR'S(R)," S&P(R)," AND "S&P LATIN AMERICA 40" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND CITIGROUP, INC.

DOW JONES, DOW JONES INDUSTRIAL AVERAGE(SM), DJIA(SM), OR OTHER RELEVANT MARKS/NAMES OF THE INDEX ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. DOW JONES HAS NO RELATIONSHIP TO THE RYDEX FUNDS, OTHER THAN THE LICENSING OF THE DOW JONES INDUSTRIAL AVERAGE(SM) (DJIA(SM)) AND ITS SERVICE MARKS FOR USE IN CONNECTION WITH THE FUNDS.

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

          ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED AUGUST 1, 2008. THE SAI HAS BEEN FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE U.S. SECURITIES AND EXCHANGE COMMISSION MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE U.S. SECURITIES AND EXCHANGE COMMISSION PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE U.S. SECURITIES AND EXCHANGE COMMISSION BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE U.S. SECURITIES AND EXCHANGE COMMISSION AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.

          YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.

          NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUNDS OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

          THE TRUST'S U.S. SECURITIES AND EXCHANGE COMMISSION REGISTRATION NUMBER IS 811-07584.

(RYDEX INVESTMENTS LOGO)
ESSENTIAL FOR MODERN MARKETS(TM)

9601 BLACKWELL ROAD
SUITE 500
ROCKVILLE, MD 20850
800.820.0888
www.rydexinvestments.com

                                                              RYDEX SERIES FUNDS
                                           A-CLASS AND C-CLASS SHARES PROSPECTUS
                                                                  AUGUST 1, 2008

                                                      INTERNATIONAL EQUITY FUNDS

                                                  INTERNATIONAL 2x STRATEGY FUND
                                          INVERSE INTERNATIONAL 2x STRATEGY FUND
                                               EMERGING MARKETS 2x STRATEGY FUND
                                       INVERSE EMERGING MARKETS 2x STRATEGY FUND
                                                INVERSE PACIFIC 2x STRATEGY FUND
                                                  LATIN AMERICA 2x STRATEGY FUND
                                          INVERSE LATIN AMERICA 2x STRATEGY FUND
                                                 INVERSE EUROPE 2x STRATEGY FUND

                                                        (RYDEX INVESTMENTS LOGO)
                                              ESSENTIAL FOR MORDERN MARKETS (TM)

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

INTERNATIONAL EQUITY FUNDS
      International 2x Strategy Fund                                          2
      Inverse International 2x Strategy Fund                                  4
      Emerging Markets 2x Strategy Fund                                       6
      Inverse Emerging Markets 2x Strategy Fund                               8
      Inverse Pacific 2x Strategy Fund                                       10
      Latin America 2x Strategy Fund                                         12
      Inverse Latin America 2x Strategy Fund                                 14
      Inverse Europe 2x Strategy Fund                                        16
   PRINCIPAL RISKS OF INVESTING IN THE FUNDS                                 18
   DESCRIPTIONS OF PRINCIPAL RISKS                                           20
   FUND PERFORMANCE                                                          27
   FUND FEES AND EXPENSES                                                    27
   MORE INFORMATION ABOUT THE FUNDS                                          29
   BENCHMARKS AND INVESTMENT METHODOLOGY                                     29
   SHAREHOLDER INFORMATION                                                   32
   TRANSACTION INFORMATION                                                   33
   SALES CHARGES                                                             35
      A-CLASS SHARES                                                         35
      C-CLASS SHARES                                                         37
   BUYING FUND SHARES                                                        38
   SELLING FUND SHARES                                                       41
   EXCHANGING FUND SHARES                                                    43
   RYDEX ACCOUNT POLICIES                                                    45
   DISTRIBUTION AND SHAREHOLDER SERVICES                                     47
   DIVIDENDS AND DISTRIBUTIONS                                               48
   TAX INFORMATION                                                           48
   MANAGEMENT OF THE FUNDS                                                   50
   INDEX PUBLISHERS INFORMATION                                              53
   ADDITIONAL INFORMATION                                                    54

                               RYDEX SERIES FUNDS

                                 A-CLASS SHARES
                                 C-CLASS SHARES
            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM

Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds). This Prospectus describes the International 2x Strategy Fund, Inverse International 2x Strategy Fund, Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund, Inverse Pacific 2x Strategy Fund, Latin America 2x Strategy Fund, Inverse Latin America 2x Strategy Fund, and Inverse Europe 2x Strategy Fund (the "International Equity Funds" or the "Funds"). The Funds are advised by PADCO Advisors, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor").

A-Class Shares and C-Class Shares of the Funds are sold through broker-dealers and other financial institutions ("financial intermediaries") whose clients take part in certain asset allocation investment programs. Investors may exchange shares of the Funds through their financial intermediary or directly through the Rydex web site - www.rydexinvestments.com - or over the phone.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

o    MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

o    ARE NOT FEDERALLY INSURED

o    ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

o    ARE NOT BANK DEPOSITS

o    ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

INTERNATIONAL 2X STRATEGY FUND
--------------------------------------------------------------------------------
A-CLASS (XXX)                                                      C-CLASS (XXX)

FUND OBJECTIVE

The International 2x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the fair value of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase by 200% of the fair value of the underlying index during times when the performance of the underlying index is increasing. When the fair value of the Fund's underlying index decreases, the value of the Fund's shares should also decrease by 200% of the fair value of the decrease in the underlying index (E.G., if the fair value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10%). Due to the use of fair valuation, which is explained in more detail under "Calculating NAV," the value of the Fund's shares may increase by more or less than 200% of the reported value of the underlying index on any given day.

PRINCIPAL INVESTMENT STRATEGY

The International 2x Strategy Fund invests principally in securities of companies included in the underlying index and in leveraged instruments, such as swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to its benchmark. The Fund may also invest in ETFs that provide exposure to one or more foreign countries. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of [DATE] the MSCI EAFE Index consisted of the following 21 developed market country indices: [Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.] As of _______ XX, XXXX, the MSCI EAFE Index included companies with capitalizations ranging from $X.X billion to $XXX billion. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

Investors who expect the MSCI EAFE Index to go up and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the MSCI EAFE Index goes down.

PRINCIPAL RISKS

The International 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

o    Active Trading Risk

o    Counterparty Credit Risk

o    Currency Risk

o    Depositary Receipt Risk

o    Derivatives Risk

o    Early Closing Risk

o    Foreign Issuer Exposure Risk

o    Investment in Investment Companies Risk

o    Leveraging Risk

o    Market Risk

o    Non-Diversification Risk

o    Portfolio Turnover Risk

o    Small-Capitalization and Mid-Capitalization Securities Risk

o    Status as a Regulated Investment Company Risk

o    Tracking Error Risk

o    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

INVERSE INTERNATIONAL 2X STRATEGY FUND
--------------------------------------------------------------------------------
A-CLASS (XXX)                                                      C-CLASS (XXX)

FUND OBJECTIVE

The Inverse International 2x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the inverse (opposite) fair value of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase by 200% of the fair value of the underlying index during times when the performance of the underlying index is decreasing. When the fair value of the Fund's underlying index increases, the value of the Fund's shares should decrease by 200% of the fair value of the increase in the underlying index (E.G., if the fair value of the underlying index goes up by 5%, the value of the Fund's shares should go down by 10%). Due to the use of fair valuation, which is explained in more detail under "Calculating NAV," the value of the Fund's shares may increase by more or less than 200% of the reported value of the underlying index on any given day.

PRINCIPAL INVESTMENT STRATEGY

The Inverse International 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as index swaps, futures contracts and options on securities, futures contracts, and stock indices. Swaps, short sales and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of [DATE] the MSCI EAFE Index consisted of the following 21 developed market country indices: [Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.] As of _______ XX, XXXX, the MSCI EAFE Index included companies with capitalizations ranging from $X.X billion to $XXX billion. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

Investors who expect the MSCI EAFE Index to go down and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the MSCI EAFE Index goes up.

PRINCIPAL RISKS

The Inverse International 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

o    Active Trading Risk

o    Counterparty Credit Risk

o    Currency Risk

o    Depositary Receipt Risk

o    Derivatives Risk

o    Early Closing Risk

o    Foreign Issuer Exposure Risk

o    Investment in Investment Companies Risk

o    Leveraging Risk

o    Market Risk

o    Non-Diversification Risk

o    Portfolio Turnover Risk

o    Short Sales Risk

o    Small-Capitalization and Mid-Capitalization Securities Risk

o    Status as a Regulated Investment Company Risk

o    Tracking Error Risk

o    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

EMERGING MARKETS 2X STRATEGY FUND
--------------------------------------------------------------------------------
A-CLASS (XXX)                                                      C-CLASS (XXX)

The Emerging Markets 2x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the fair value of the Morgan Stanley Capital International
(MSCI) Emerging Markets Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase by 200% of the fair value of the underlying index during times when the performance of the underlying index is increasing. When the fair value of the Fund's underlying index decreases, the value of the Fund's shares should also decrease by 200% of the fair value of the decrease in the underlying index (E.G., if the fair value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10%). Due to the use of fair valuation, which is explained in more detail under "Calculating NAV," the value of the Fund's shares may increase by more or less than 200% of the reported value of the underlying index on any given day.

PRINCIPAL INVESTMENT STRATEGY

The Emerging Markets 2x Strategy Fund invests principally in securities of companies included in the underlying index and in leveraged instruments, such as swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to its benchmark. The Fund may also invest in ETFs that provide exposure to emerging market countries. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of [date] the MSCI Emerging Markets Index consisted of the following [25] emerging market country indices: [Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey]. As of ________ XX, XXXX, the MSCI Emerging Markets Index included companies with capitalizations ranging from $X.X billion to $XXX billion. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

Investors who expect the MSCI Emerging Markets Index to go up and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the MSCI Emerging Markets Index goes down.

PRINCIPAL RISKS

The Emerging Markets 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

o    Active Trading Risk

o    Counterparty Credit Risk

o    Currency Risk

o    Depositary Receipt Risk

o    Derivatives Risk

o    Early Closing Risk

o    Emerging Markets Risk

o    Foreign Issuer Exposure Risk

o    Investment in Investment Companies Risk

o    Leveraging Risk

o    Market Risk

o    Non-Diversification Risk

o    Portfolio Turnover Risk

o    Small-Capitalization and Mid-Capitalization Securities Risk

o    Status as a Regulated Investment Company Risk

o    Tracking Error Risk

o    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

INVERSE EMERGING MARKETS 2X STRATEGY FUND
--------------------------------------------------------------------------------
A-CLASS (XXX)                                                      C-CLASS (XXX)

FUND OBJECTIVE

The Inverse Emerging Markets 2x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the inverse (opposite) fair value of the Morgan Stanley Capital International (MSCI) Emerging Markets Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase by 200% of the fair value of the underlying index during times when the performance of the underlying index is decreasing. When the fair value of the Fund's underlying index increases, the value of the Fund's shares should decrease by 200% of the fair value of the increase in the underlying index (E.G., if the fair value of the underlying index goes up by 5%, the value of the Fund's shares should go down by 10%). Due to the use of fair valuation, which is explained in more detail under "Calculating NAV," the value of the Fund's shares may increase by more or less than 200% of the reported value of the underlying index on any given day.

PRINCIPAL INVESTMENT STRATEGY

The Inverse Emerging Markets 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as index swaps, futures contracts and options on securities, futures contracts, and stock indices. Swaps, short sales and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of [date] the MSCI Emerging Markets Index consisted of the following [25] emerging market country indices: [Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey]. As of ________ XX, XXXX, the MSCI Emerging Markets Index included companies with capitalizations ranging from $X.X billion to $XXX billion. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

Investors who expect the MSCI Emerging Markets Index to go down and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the MSCI Emerging Markets Index goes up.

PRINCIPAL RISKS

The Inverse Emerging Markets 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

o    Active Trading Risk

o    Counterparty Credit Risk

o    Currency Risk

o    Depositary Receipt Risk

o    Derivatives Risk

o    Early Closing Risk

o    Emerging Markets Risk

o    Foreign Issuer Exposure Risk

o    Investment in Investment Companies Risk

o    Leveraging Risk

o    Market Risk

o    Non-Diversification Risk

o    Portfolio Turnover Risk

o    Short Sales Risk

o    Small-Capitalization and Mid-Capitalization Securities Risk

o    Status as a Regulated Investment Company Risk

o    Tracking Error Risk

o    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

INVERSE PACIFIC 2X STRATEGY FUND
--------------------------------------------------------------------------------
A-CLASS (XXX)                                                      C-CLASS (XXX)

FUND OBJECTIVE

The Inverse Pacific 2x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the inverse (opposite) fair value of the MSCI Pacific Index(SM) (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase by 200% of the fair value of the underlying index during times when the performance of the underlying index is decreasing. When the fair value of the Fund's underlying index increases, the value of the Fund's shares should decrease by 200% of the fair value of the increase in the underlying index (E.G., if the fair value of the underlying index goes up by 5%, the value of the Fund's shares should go down by 10%). Due to the use of fair valuation, which is explained in more detail under "Calculating NAV," the value of the Fund's shares may increase by more or less than 200% of the reported value of the underlying index on any given day.

PRINCIPAL INVESTMENT STRATEGY

The Inverse Pacific 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as index swaps, futures contracts and options on securities, futures contracts, and stock indices. Swaps, short sales and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

The MSCI Pacific Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the Pacific region. As of [date], the MSCI Pacific Index consisted of the following [5] developed market countries: [Australia, Hong Kong, Japan, New Zealand, and Singapore]. As of ________ XX, XXXX, the MSCI Pacific Index(SM) included companies with capitalizations ranging from $X.X billion to $XXX billion. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

Investors who expect the MSCI Pacific Index(SM) to go down and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the MSCI Pacific IndexSM goes up.

PRINCIPAL RISKS

The Inverse Pacific 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

o    Active Trading Risk

o    Counterparty Credit Risk

o    Currency Risk

o    Depositary Receipt Risk

o    Derivatives Risk

o    Early Closing Risk

o    Foreign Issuer Exposure Risk

o    Geographic Concentration Risk

o    Investment in Investment Companies Risk

o    Leveraging Risk

o    Market Risk

o    Non-Diversification Risk

o    Portfolio Turnover Risk

o    Short Sales Risk

o    Small-Capitalization and Mid-Capitalization Securities Risk

o    Status as a Regulated Investment Company Risk

o    Tracking Error Risk

o    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

LATIN AMERICA 2X STRATEGY FUND
--------------------------------------------------------------------------------
A-CLASS (XXX)                                                      C-CLASS (XXX)

FUND OBJECTIVE

The Latin America 2x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the fair value of the S&P Latin America 40 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase by 200% of the fair value of the underlying index during times when the performance of the underlying index is increasing. When the fair value of the Fund's underlying index decreases, the value of the Fund's shares should also decrease by 200% of the fair value of the decrease in the underlying index (E.G., if the fair value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10%). Due to the use of fair valuation, which is explained in more detail under "Calculating NAV," the value of the Fund's shares may increase by more or less than 200% of the reported value of the underlying index on any given day.

PRINCIPAL INVESTMENT STRATEGY

The Latin America 2x Strategy Fund invests principally in securities of companies included in the underlying index and in leveraged instruments, such as swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to its benchmark. The Fund may also invest in ETFs that provide exposure to countries in Latin America. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

The S&P Latin America 40 Index represents the major economic sectors of Mexican and South American equity markets. It includes highly liquid securities from Mexico, Brazil, Argentina and Chile. The Index serves to cover the large-cap liquid constituents of each key country in Latin America. It is also the Latin America component of S&P Global 1200. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

Investors who expect the S&P Latin America 40 Index to go up and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P Latin America 40 Index goes down.

PRINCIPAL RISKS

The Latin America 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

o    Active Trading Risk

o    Counterparty Credit Risk

o    Currency Risk

o    Depositary Receipt Risk

o    Derivatives Risk

o    Early Closing Risk

o    Emerging Markets Risk

o    Foreign Issuer Exposure Risk

o    Geographic Concentration Risk

o    Investment in Investment Companies Risk

o    Leveraging Risk

o    Market Risk

o    Non-Diversification Risk

o    Portfolio Turnover Risk

o    Status as a Regulated Investment Company Risk

o    Tracking Error Risk

o    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

INVERSE LATIN AMERICA 2X STRATEGY FUND'
--------------------------------------------------------------------------------
A-CLASS (XXX)                                                      C-CLASS (XXX)

FUND OBJECTIVE

The Inverse Latin America 2x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the inverse (opposite) fair value of the S&P Latin America 40 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase by 200% of the fair value of the underlying index during times when the performance of the underlying index is decreasing. When the fair value of the Fund's underlying index increases, the value of the Fund's shares should decrease by 200% of the fair value of the increase in the underlying index (E.G., if the fair value of the underlying index goes up by 5%, the value of the Fund's shares should go down by 10%). Due to the use of fair valuation, which is explained in more detail under "Calculating NAV," the value of the Fund's shares may increase by more or less than 200% of the reported value of the underlying index on any given day.

PRINCIPAL INVESTMENT STRATEGY

The Inverse Latin America 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as index swaps, futures contracts and options on securities, futures contracts, and stock indices. Swaps, short sales and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

The S&P Latin America 40 Index represents the major economic sectors of Mexican and South American equity markets. It includes highly liquid securities from Mexico, Brazil, Argentina and Chile. The Index serves to cover the large-cap liquid constituents of each key country in Latin America. It is also the Latin America component of S&P Global 1200. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

Investors who expect the S&P Latin America 40 Index to go down and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P Latin America 40 Index goes up.

PRINCIPAL RISKS

The Inverse Latin America 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

o    Active Trading Risk

o    Counterparty Credit Risk

o    Currency Risk

o    Depositary Receipt Risk

o    Derivatives Risk

o    Early Closing Risk

o    Emerging Markets Risk

o    Foreign Issuer Exposure Risk

o    Geographic Concentration Risk

o    Investment in Investment Companies Risk

o    Leveraging Risk

o    Market Risk

o    Non-Diversification Risk

o    Portfolio Turnover Risk

o    Short Sales Risk

o    Status as a Regulated Investment Company Risk

o    Tracking Error Risk

o    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

INVERSE EUROPE 2X STRATEGY FUND
--------------------------------------------------------------------------------
A-CLASS (XXX)                                                      C-CLASS (XXX)

FUND OBJECTIVE

The Inverse Europe 2x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the inverse (opposite) fair value of the Dow Jones STOXX 50 Index(SM) (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase by 200% of the fair value of the underlying index during times when the performance of the underlying index is decreasing. When the fair value of the Fund's underlying index increases, the value of the Fund's shares should decrease by 200% of the fair value of the increase in the underlying index (E.G., if the fair value of the underlying index goes up by 5%, the value of the Fund's shares should go down by 10%). Due to the use of fair valuation, which is explained in more detail under "Calculating NAV," the value of the Fund's shares may increase by more or less than 200% of the reported value of the underlying index on any given day.

PRINCIPAL INVESTMENT STRATEGY

The Inverse Europe 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as index swaps, futures contracts and options on securities, futures contracts, and stock indices. Swaps, short sales and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

The Dow Jones Stoxx 50 Index(SM) is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors. As of ________ XX, XXXX, the Dow Jones Stoxx 50 Index(SM) included companies with a capitalization range of $XXX billion to $XXX billion. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

Investors who expect the Dow Jones STOXX 50 Index(SM) to go down and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones STOXX 50 Index(SM) goes up.

PRINCIPAL RISKS

The Inverse Europe 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

o    Active Trading Risk

o    Counterparty Credit Risk

o    Currency Risk

o    Depositary Receipt Risk

o    Derivatives Risk

o    Early Closing Risk

o    Foreign Issuer Exposure Risk

o    Geographic Concentration Risk

o    Investment in Investment Companies Risk

o    Leveraging Risk

o    Market Risk

o    Non-Diversification Risk

o    Portfolio Turnover Risk

o    Short Sales Risk

o    Status as a Regulated Investment Company Risk

o    Tracking Error Risk

o    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.

----------------------------------------------------------------------------------------------------------------
                                                      Inverse                         Inverse
                                   International   International      Emerging        Emerging        Inverse
                                    2x Strategy     2x Strategy      Markets 2x      Markets 2x      Pacific 2x
                                        Fund           Fund        Strategy Fund   Strategy Fund   Strategy Fund
----------------------------------------------------------------------------------------------------------------
Active Trading Risk                      X               X               X               X               X
----------------------------------------------------------------------------------------------------------------
Counterparty Credit Risk                 X               X               X               X               X
----------------------------------------------------------------------------------------------------------------
Currency Risk                            X               X               X               X               X
----------------------------------------------------------------------------------------------------------------
Depositary Receipt Risk                  X               X               X               X               X
----------------------------------------------------------------------------------------------------------------
Derivatives Risk                         X               X               X               X               X
----------------------------------------------------------------------------------------------------------------
Early Closing Risk                       X               X               X               X               X
----------------------------------------------------------------------------------------------------------------
Emerging Markets Risk                                                    X               X
----------------------------------------------------------------------------------------------------------------
Foreign Issuer Exposure Risk             X               X               X               X               X
----------------------------------------------------------------------------------------------------------------
Geographic Concentration Risk
   (for each Fund's specific
   geographic concentration
   risk see "Description of
   Principal Risks" below)                                                                               X
----------------------------------------------------------------------------------------------------------------
Investment in Investment
   Companies Risk                        X               X               X               X               X
----------------------------------------------------------------------------------------------------------------
Leveraging Risk                          X               X               X               X               X
----------------------------------------------------------------------------------------------------------------
Market Risk                              X               X               X               X               X
----------------------------------------------------------------------------------------------------------------
Non-Diversification Risk                 X               X               X               X               X
----------------------------------------------------------------------------------------------------------------
Portfolio Turnover Risk                  X               X               X               X               X
----------------------------------------------------------------------------------------------------------------
Short Sales Risk                                         X                               X               X
----------------------------------------------------------------------------------------------------------------
Small-Capitalization and
   Mid-Capitalization
   Securities Risk                       X               X               X               X               X
----------------------------------------------------------------------------------------------------------------
Status as a Regulated Investment
   Company Risks                         X               X               X               X               X
----------------------------------------------------------------------------------------------------------------
Tracking Error Risk                      X               X               X               X               X
----------------------------------------------------------------------------------------------------------------
Trading Halt Risk                        X               X               X               X               X
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                   Latin America 2x Strategy   Inverse Latin America 2x   Inverse Europe 2x Strategy
                                              Fund                   Strategy Fund                   Fund
--------------------------------------------------------------------------------------------------------------------
Active Trading Risk                            X                           X                           X
--------------------------------------------------------------------------------------------------------------------
Counterparty Credit Risk                       X                           X                           X
--------------------------------------------------------------------------------------------------------------------
Currency Risk                                  X                           X                           X
--------------------------------------------------------------------------------------------------------------------
Depositary Receipt Risk                        X                           X                           X
--------------------------------------------------------------------------------------------------------------------
Derivatives Risk                               X                           X                           X
--------------------------------------------------------------------------------------------------------------------
Early Closing Risk                             X                           X                           X
--------------------------------------------------------------------------------------------------------------------
Emerging Markets Risk                          X                           X
--------------------------------------------------------------------------------------------------------------------
Foreign Issuer Exposure Risk                   X                           X                           X
--------------------------------------------------------------------------------------------------------------------
Geographic Concentration Risk
   (for each Fund's specific
   geographic concentration
   risk see "Description of
   Principal Risks" below)                     X                           X                           X
--------------------------------------------------------------------------------------------------------------------
Investment in Investment
   Companies Risk                              X                           X                           X
--------------------------------------------------------------------------------------------------------------------
Leveraging Risk                                X                           X                           X
--------------------------------------------------------------------------------------------------------------------
Market Risk                                    X                           X                           X
--------------------------------------------------------------------------------------------------------------------
Non-Diversification Risk                       X                           X                           X
--------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Risk                        X                           X                           X
--------------------------------------------------------------------------------------------------------------------
Short Sales Risk                                                           X                           X
--------------------------------------------------------------------------------------------------------------------
Small-Capitalization and
   Mid-Capitalization
   Securities Risk
--------------------------------------------------------------------------------------------------------------------
Status as a Regulated Investment
   Company Risk                                X                           X                           X
--------------------------------------------------------------------------------------------------------------------
Tracking Error Risk                            X                           X                           X
--------------------------------------------------------------------------------------------------------------------
Trading Halt Risk                              X                           X                           X
--------------------------------------------------------------------------------------------------------------------

DESCRIPTIONS OF PRINCIPAL RISKS
--------------------------------------------------------------------------------

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

COUNTERPARTY CREDIT RISK - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

CURRENCY RISK - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts or ADRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the NYSE. The Fund will primarily invest in sponsored ADRs, which are issued with the support of the issuer of the foreign stock underlying the ADRs and which carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK - The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

     FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

     OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

     The risks associated with the Fund's use of futures and options contracts include:

     o The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

     o There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

     o Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

     o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

     o Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK - The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

EMERGING MARKETS RISK - Emerging markets consist of countries that have an emerging securities market as defined by Morgan Stanley, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries with securities markets which are, in the opinion of the Advisor, less sophisticated than more developed markets in terms of, among other factors, participation by investors, analyst coverage, liquidity and regulation. Emerging markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Some countries have histories of instability and upheaval that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment. The volatility of emerging markets may be heightened by the actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, fund share prices. The securities of issuers in emerging market countries, or countries with developing economies, are especially vulnerable to market, credit, currency, liquidity, legal, political, technical and other risks that are different from, or greater than, the risks of investing in developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area (discussed below under "Geographic Concentration Risk") are generally more pronounced with respect to investments in emerging market countries. Funds may also be subject to this risk with respect to their investments in derivatives or other securities or financial instruments whose returns are related to the return of emerging market securities.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. The High Yield Strategy and Inverse High Yield Strategy Funds may invest in instruments that are linked to the performance of foreign issuers, primarily Canadian issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund. With respect to the High Yield Strategy and Inverse High Yield Strategy Funds, the Canadian economy can be significantly affected by the U.S. economy and the price of natural resources. In addition, periodic demands by the Province of Quebec for sovereignty could significantly affect the Canadian market.

GEOGRAPHIC CONCENTRATION RISK - Because a significant portion of the Fund's assets are invested in a specific geographic region, the value of its investments and the net asset value of the Fund could decline more dramatically as a result of adverse issuer, political, regulatory, market or economic developments affecting those regions. These risks may be heightened with respect to emerging market countries, which can be subject to greater social, economic, regulatory and political uncertainties and can be extremely volatile. The geographic concentration risks applicable to each Fund are set forth below.

          GEOGRAPHIC CONCENTRATION IN THE PACIFIC - The Fund's investments are concentrated in the Pacific region, which consists of Hong Kong, Japan, Singapore, Australia, and New Zealand. The Fund's performance is expected to be closely tied to social, political, and economic conditions within Pacific and to be more volatile than the performance of geographically diversified funds.

          GEOGRAPHIC CONCENTRATION IN LATIN AMERICA - While the Fund's Underlying Index is designed to include only blue chip stocks from the four countries' markets, each country's economy is considered to be an emerging market economy. High interest, inflation, and unemployment rates generally characterize each economy. Currency fluctuations or devaluations in any country can have a significant affect on investments in the Fund.

          GEOGRAPHIC CONCENTRATION IN EUROPE - Countries in Europe may be significantly affected by the tight fiscal and monetary controls of the European Economic and Monetary Union (EMU).

INVESTMENT IN INVESTMENT COMPANIES RISK - The Fund may purchase shares of investment companies, such as exchange-traded funds, unit investment trusts, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an exchange-traded fund are traded at market prices, which may vary from the net asset value of its underlying investments. In addition, the Fund may invest in investment companies that are not registered pursuant to the Investment Company Act of 1940, as amended, and therefore, are not subject to the regulatory scheme of the Investment Company Act of 1940.

LEVERAGING RISK - The Fund achieves leveraged exposure to its underlying index through the use of derivative instruments. The more the Fund invests in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Leverage will cause the value of the Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities or other investments. The Fund will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund's investment income, resulting in greater losses. The value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index due to the fact that the Fund's investment strategies involve consistently applied leverage. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK - The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and other financial instruments may fluctuate drastically from day to day.

NON-DIVERSIFICATION RISK - To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. Similarly, when the Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL AND MID-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with larger capitalizations, securities of small and mid-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small and mid-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends.

STATUS AS A REGULATED INVESTMENT COMPANY RISK - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Please see the Statement of Additional Information under "Dividends, Distributions and Taxes - Special Considerations Applicable to the Funds" for additional discussion of this issue.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match that of the Fund's underlying index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. The Funds seek to track their respective benchmarks over time, but are also subject to the effects of mathematical compounding. Tracking error may be more significant for the Funds compared to other Rydex Funds due to the Funds' consistent application of leverage to increase exposure to their respective underlying indices. Tracking error may cause the Fund's performance to be less than you expect.

The prices of the Funds are calculated at the close of the U.S. markets using fair value prices. Due to the differences in times between the close of the international markets and the time the Funds price their shares, the value the Funds assign to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. On a daily basis, the Funds are priced with consideration to the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, and market movement in the U.S. as related to the securities.

TRADING HALT RISK - The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair value" method to price its outstanding contracts or securities.

FUND PERFORMANCE
--------------------------------------------------------------------------------

The Funds are new and, therefore, do not have any performance.

FUND FEES AND EXPENSES
--------------------------------------------------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Funds.

--------------------------------------------------------------------------------
                                                               A-CLASS   C-CLASS
--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)(1)
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (AS A
   PERCENTAGE OF INITIAL PURCHASE PRICE)(2)                     X.XX%     None
--------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) (AS A
   PERCENTAGE OF INITIAL PURCHASE PRICE OR CURRENT MARKET
   VALUE, WHICHEVER IS LOWER)(3)                                None(4)    1.00%
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
   FROM FUND ASSETS)
--------------------------------------------------------------------------------
MANAGEMENT FEES                                                 0.XX%     0.XX%
--------------------------------------------------------------------------------
DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES               0.XX%     X.XX%
--------------------------------------------------------------------------------
OTHER EXPENSES(5)                                               0.XX%     0.XX%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                            X.XX%     X.XX%
--------------------------------------------------------------------------------

(1) The Funds will impose a wire transfer charge of $15 on redemptions under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver.

(2) Represents the maximum sales charge (load) imposed on purchases. This sales charge varies depending on how much you invest. You may pay less than the maximum sales charge because of waivers and reduced sales charges that may be available. See "Sales Charges."

(3) The deferred sales charge applies for the first year following purchase and will be waived for customers of financial intermediaries that have entered into an arrangement with Rydex Distributors, Inc. (the "Distributor") to forego transaction-based compensation in connection with the initial purchase.

(4) For investments of $1 million or more, A-Class Shares are sold at net asset value ("NAV"), without any up-front sales charge. However, if you sell your shares within 18 months of purchase, you will normally have to pay a 1.00% contingent deferred sales charge ("CDSC") based on your initial purchase price or current market value, whichever is lower.

(5) Because the Funds are new, "Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE

The Examples that follows are intended to help you compare the cost of investing in the A-Class Shares or C-Class Shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your costs based on these assumptions.

INTERNATIONAL EQUITY FUNDS                                    1 YEAR   3 YEARS
------------------------------------------------------------------------------
A-CLASS SHARES                                                 $XXX      $XXX
C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:           $XXX      $XXX
   IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:    $XXX      $XXX

MORE INFORMATION ABOUT THE FUNDS:
--------------------------------------------------------------------------------

BENCHMARKS AND INVESTMENT METHODOLOGY

The International Equity Funds seek to provide investment results that correlate to the performance of a specific benchmark [OVER TIME].

The current benchmark used by each Fund is set forth below:

FUND                                BENCHMARK
--------------------------------------------------------------------------------
INTERNATIONAL 2x STRATEGY FUND      200% OF THE FAIR VALUE OF THE MSCI
                                    EAFE INDEX

INVERSE INTERNATIONAL 2x            INVERSE (OPPOSITE) OF 200% OF THE FAIR
STRATEGY FUND                       VALUE OF THE MSCI EAFE INDEX

EMERGING MARKETS 2x STRATEGY        200% OF THE FAIR VALUE OF THE MSCI
FUND                                EMERGING MARKETS INDEX

INVERSE EMERGING MARKETS 2x         INVERSE (OPPOSITE) OF 200% OF THE FAIR
STRATEGY FUND                       VALUE OF THE MSCI EMERGING MARKETS INDEX

INVERSE PACIFIC 2x STRATEGY FUND    INVERSE (OPPOSITE) OF 200% OF THE FAIR
                                    VALUE OF THE MSCI PACIFIC INDEX(SM)

LATIN AMERICA 2x STRATEGY FUND      200% OF THE FAIR VALUE OF THE S&P
                                    LATIN AMERICA 40 INDEX

INVERSE LATIN AMERICA 2x STRATEGY   INVERSE (OPPOSITE) OF 200% OF THE FAIR
FUND                                VALUE OF THE S&P LATIN AMERICA 40 INDEX

INVERSE EUROPE 2x STRATEGY FUND     INVERSE (OPPOSITE) OF 200% OF THE
                                    FAIR VALUE OF THE DOW JONES STOXX 50
                                    INDEX(SM)

--------------------------------------------------------------------------------
UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds that use leverage as part of their investment strategy. The impact of leverage on a fund will generally cause the fund's performance to not match the performance of the index underlying the fund's benchmark over a period of time greater than one day. As a result, the use of leverage could cause the performance of a fund to be less than or greater than the performance of the index underlying the fund's benchmark multiplied by the amount of leverage employed, before accounting for fees and expenses. The following simple examples provide an illustration:

EXAMPLE A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. The next day, if the index decreases 10%, the value of your shares in Fund B would be expected to decrease $24 (20% of $120) to $96.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).

The examples demonstrate that over time, the cumulative percentage increase or decrease in the net asset value of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund's benchmark due to the compounding effect of losses and gains on the returns of the fund. It is also expected that a fund's use of consistently applied leverage will cause the fund to underperform the compounded return of twice its benchmark in a trendless or flat market.

The following graphs further illustrate the impact of leverage on fund performance in comparison to the performance of the fund's underlying index in three different markets. Each of the three graphs shows a simulated hypothetical of the one-year performance of an index compared with the performance of a fund that perfectly achieves its investment objective of exactly twice (200%) the daily index returns.

In order to isolate the impact of leverage, the hypothetical graphs assume (i) no tracking error (see "Tracking Error Risk" under "Descriptions of Principal Risks"); (ii) no dividends paid by the companies included in the underlying index; (iii) no expenses; and (iv) borrowing and/or lending rates (required to obtain leverage) of zero percent. If tracking error, fund expenses, and borrowing and lending rates of greater than zero percent were included in the graphs, the fund's performance would be lower than that shown below. Each of the graphs also assumes an index volatility of 20%. An index's volatility is a statistical measure of the magnitude of the fluctuations in the returns of an index. The S&P 500(R) Index's index volatility may be more or less significant at any given time. The average of the most recent five-year historical volatility of the S&P 500(R) Index is 9.28%. The indices underlying the Funds' benchmarks have different historical volatilities, which may be more or less significant than the index volatilities assumed in the graphs below. The average five-year historical volatility for the period ended [date] of the indices underlying the Funds' benchmarks is as follows: X.XX% - MSCI EAFE Index; X.XX% - MSCI Emerging Markets Index; X.XX% - MSCI Pacific Index; X.XX% - S&P Latin America 40 Index; and X.XX% - Dow Jones STOXX 50 Index. The hypothetical graphs are meant to demonstrate the effects of leverage only and are in no way indicative of the actual performance of any of the Funds.
--------------------------------------------------------------------------------

[INSERT COMPOUNDING AND LEVERAGING GRAPHS]

ADVISOR'S INVESTMENT METHODOLOGY

The Advisor develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with the Funds' respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

The Advisor's primary objective for the Funds is to correlate with the [FAIR VALUE/PERFORMANCE] of each Fund's underlying index. The Funds are invested to achieve returns that magnify the returns of their respective underlying indices. These leveraged returns are achieved not by borrowing, but by the use of futures and other financial instruments that stimulate leveraged returns without requiring a commitment of cash in excess of the Funds' assets. In addition, for the Inverse International 2x Strategy, Inverse Emerging Markets 2x Strategy, Inverse Pacific 2x Strategy, Inverse Latin America 2x Strategy, and Inverse Europe 2x Strategy Fund, the Advisor will regularly utilize short selling techniques designed to help each Fund's performance to inversely correlate to 200% of the fair value of its underlying index.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

INVESTING WITH RYDEX:
--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION

A-Class Shares and C-Class Shares are offered primarily through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. For more information on opening an account, call Rydex Client Services at 800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

--------------------------------------------------------------------------------
                    MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

     The minimum initial investment amounts and minimum account balance requirements for A-Class and C-Class Shares are:

               o    $1,000 for retirement accounts

               o    $2,500 for all other accounts

     Accounts opened through a financial intermediary will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

     There are no minimum amounts for subsequent investments in the Funds except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures."

     Rydex reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

     Purchases of C-Class Shares of the Funds requested in an amount of $1,000,000 or more will be automatically made in A-Class Shares of the Funds.
--------------------------------------------------------------------------------

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

     o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

     o    Attach a copy of the trust document when establishing a trust account.

     o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

     o You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

     o    BE SURE TO SIGN THE APPLICATION.

     o If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION
--------------------------------------------------------------------------------

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE or as otherwise permitted by the U.S. Securities and Exchange Commission - the Funds reserve the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The NYSE holiday schedule is included in the SAI and Rydex will post advance notice of early closings at www.rydexinvestments.com.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer subject to any applicable front-end sales charge. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

-------------------------------------------------------------------------------------
METHOD            FUND                                        CUT-OFF TIME
-------------------------------------------------------------------------------------
By Mail           All Funds                                   Market Close
-------------------------------------------------------------------------------------
By Phone          Emerging Markets 2x Strategy Fund           3:30 P.M., Eastern Time
                  Inverse Emerging Markets 2x Strategy Fund
                  Latin America 2x Strategy Fund
                  Inverse Latin America 2x Strategy Fund
-------------------------------------------------------------------------------------
                  International 2x Strategy Fund              3:45 P.M., Eastern Time
                  Inverse International 2x Strategy Fund
                  Inverse Pacific 2x Strategy Fund
                  Inverse Europe 2x Strategy Fund
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
METHOD            FUND                                        CUT-OFF TIME
-------------------------------------------------------------------------------------
By Internet       Emerging Markets 2x Strategy Fund           3:45 P.M., Eastern Time
                  Inverse Emerging Markets 2x Strategy Fund
                  Latin America 2x Strategy Fund
                  Inverse Latin America 2x Strategy Fund
-------------------------------------------------------------------------------------
                  International 2x Strategy Fund              3:50 P.M., Eastern Time
                  Inverse International 2x Strategy Fund
                  Inverse Pacific 2x Strategy Fund
                  Inverse Europe 2x Strategy Fund
-------------------------------------------------------------------------------------
By Financial      All Funds                                   Market Close*
   Intermediary
-------------------------------------------------------------------------------------

* Each financial intermediary may have its own rules about share transactions, and may have earlier cut-off times for processing your transaction order.

EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

--------------------------------------------------------------------------------
CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable sales charges.

Each Fund calculates its NAV by:

o    Taking the current market value of its total assets

o    Subtracting any liabilities

o    Dividing that amount by the total number of shares owned by shareholders

The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE - the Funds will calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI. For more information on these early closings, please call
800.820.0888 or visit the Rydex web site - www.rydexinvestments.com.

The Funds generally value their assets at fair value using procedures approved by the Board of Trustees because of the time difference between the close of the relevant foreign exchanges and the time the Funds price their shares at the close of the NYSE. As such, the value assigned to the Funds' securities may not be the quoted or published prices of those securities on their primary markets or exchanges.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

More information about the valuation of the Funds' holdings can be found in the SAI.
--------------------------------------------------------------------------------

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

SALES CHARGES
--------------------------------------------------------------------------------
A-CLASS SHARES

A-Class Shares are sold at NAV, plus the applicable front-end sales charge. The sales charge is used to pay your financial intermediary a sales commission up to a total of 4.75% of the purchase price of your investment in connection with your initial purchase. However, in some cases, described below, your purchase may not be subject to an initial sales charge, and the offering price will be the NAV. In other cases, you may be eligible for a reduced sales charge. The sales charge varies depending on the amount of your purchase. The current sales charge rates are as follows:

----------------------------------------------------------------------------
                                    SALES CHARGE AS %   SALES CHARGE AS % OF
AMOUNT OF INVESTMENT                OF OFFERING PRICE    NET AMOUNT INVESTED
----------------------------------------------------------------------------
Less than $100,000                        4.75%                 4.99%
----------------------------------------------------------------------------
$100,000 but less than $250,000           3.75%                 3.90%
----------------------------------------------------------------------------
$250,000 but less than $500,000           2.75%                 2.83%
----------------------------------------------------------------------------
$500,000 but less than $1,000,000         1.60%                 1.63%
----------------------------------------------------------------------------
$1,000,000 or greater                       *                     *
----------------------------------------------------------------------------

* FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NAV, WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1% CDSC BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER. THE CDSC IS USED TO REIMBURSE THE DISTRIBUTOR FOR PAYING YOUR FINANCIAL INTERMEDIARY A SALES COMMISSION UP TO A TOTAL OF 1.00% OF THE PURCHASE PRICE OF YOUR INVESTMENT IN CONNECTION WITH YOUR INITIAL PURCHASE. FOR MORE INFORMATION ABOUT WHETHER YOUR FINANCIAL INTERMEDIARY HAS ENTERED INTO SUCH AN ARRANGEMENT, CONTACT YOUR INTERMEDIARY DIRECTLY.

HOW TO REDUCE YOUR SALES CHARGE

You may be eligible to purchase A-Class Shares for reduced sales charges. To qualify for these reductions, you or your financial intermediary must provide sufficient information, IN WRITING AND AT THE TIME OF PURCHASE, to verify that your purchase qualifies for such treatment. For additional information, including information on aggregating purchases among related accounts to receive reduced sales charges, see the SAI. Consistent with the policies described in this Prospectus, you and your "immediate family" (your spouse and your children under the age of 21) may combine your Fund holdings to reduce your sales charge. New purchases of A-Class Shares of the Rydex U.S. Government Money Market Fund, which are offered in a separate prospectus, and existing holdings of A-Class Shares of the Rydex U.S. Government Money Market Fund that have not previously been subject to a sales charge will not be counted for purposes of reducing your sales charge on purchases of A-Class Shares of the Funds, as discussed below.

     o RIGHTS OF ACCUMULATION. To qualify for the lower sales charge rates that apply to larger purchases of A-Class Shares, you may combine your new purchases of A-Class Shares with the shares of any other A-Class Shares or C-Class Shares of Rydex Funds (including Funds offered in a separate prospectus) that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other A-Class and C-Class Shares that you own. Additionally, you may combine simultaneous purchases of A-Class Shares of one Fund with A-Class Shares of any other Rydex Fund to reduce the sales charge rate that applies to the purchase of A-Class Shares of any Rydex Fund. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares. As discussed above, A-Class Shares of the Rydex U.S. Government Money Market Fund that have not been subject to a sales charge will not be counted for purposes of reducing your sales charge.

     o LETTERS OF INTENT. Under a Letter of Intent ("LOI"), you commit to purchase a specified dollar amount of A-Class Shares of Rydex Funds during a 13-month period. At your written request, A-Class Share purchases made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Funds to hold in escrow 4% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Funds' transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased). As discussed above, A-Class Shares of the Rydex U.S. Government Money Market Fund that have not been subject to a sales charge will not be counted for purposes of reducing your sales charge.

SALES CHARGE WAIVERS

The sales charge on purchases of A-Class Shares is waived for certain types of investors, including:

o REPURCHASE OF A-CLASS SHARES. If you have redeemed A-Class Shares of any Rydex Fund within the past 365 days, you may repurchase an equivalent amount of A-Class Shares of any Rydex Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 365 days of your redemption. Note that if you reacquire shares through separate installments (E.G., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 365 days of your redemption.

o Directors and officers of any fund sponsored by the Advisor or any of its subsidiaries and their immediate families (E.G., spouse, children, mother or father).

o Employees of the Advisor and their immediate families, or any full-time employee or registered representative of the Distributor or of broker-dealers having dealer agreements with the Distributor (a "Selling Broker") and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

o Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the Funds' shares and their immediate families.

o Participants in certain "wrap-fee" or asset allocation programs or other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor.

o Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor.

o Employer-sponsored retirement plans including, but not limited to, those that qualify under Sections 403(b), 401(a), 401(k) or 457 of the Internal Revenue Code of 1986, where at the time of purchase the Distributor has been notified in writing that such plan has at least $100 million in assets or 100 participating employees. Employer-sponsored retirement plans do not include IRAs, Roth IRAs, SEP or SARSEP plans, profit-sharing plans, single participant plans or plans covering self-employed individuals and their employees; such account types, however, may apply for sales charge reductions. Please see the SAI for more information.

The Funds do not waive sales charges for the reinvestment of proceeds from the sale of shares of a non-Rydex Fund where those shares were subject to a front-end sales charge (sometimes called an NAV Transfer).

SALES CHARGE EXCEPTIONS

You will not pay initial sales charges on the following:

o Purchases of A-Class Shares of the Rydex U.S. Government Money Market Fund, which are offered in a separate prospectus.

o    A-Class Shares purchased by reinvesting dividends and distributions.

o When exchanging A-Class Shares of one Fund for A-Class Shares of another Rydex Fund, unless you are exchanging A-Class Shares of the Rydex U.S. Government Money Market Fund that have not previously been subject to a sales charge.

C-CLASS SHARES

C-Class Shares are sold at NAV, without any up-front sales charge, so that the full amount of your purchase is invested in the Funds. However, if you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your initial purchase price or current market value, whichever is lower. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your initial purchase. If your intermediary has entered into arrangements with the Distributor to forego receipt of that initial 1.00% sales commission, the Funds will waive any otherwise applicable CDSC when you redeem your C-Class Shares. For more information about whether your broker-dealer has entered into such an arrangement, contact your intermediary directly.

WAIVER OF CDSC

The CDSC will be waived for the redemption of C-Class Shares:

     o purchased through a financial intermediary that has entered into arrangements with the Distributor to forego receipt of an initial sales commission;

     o    purchased by reinvesting dividends;

     o    following the death or disability of a shareholder;

     o    on the first 10% of shares that are sold within 12 months of purchase;
          or

     o resulting from a Fund exercising its right to redeem accounts that maintain a balance below the current applicable minimum investment.

The policy of waiving the CDSC for certain redemptions may be modified or discontinued, with respect to new shareholders, at any time.

BUYING FUND SHARES
--------------------------------------------------------------------------------

The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order.

PURCHASE PROCEDURES

The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds. Any payment instrument refused will generally be returned to you within twenty-four (24) hours of Rydex's refusal to accept such instrument, but in no event later than seventy-two (72) hours after such refusal.

Retirement contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.

You may buy shares and send your purchase proceeds by any of the following methods:

---------------------------------------------------------------------------------------------
                           INITIAL PURCHASE                   SUBSEQUENT PURCHASES
                    -------------------------------------------------------------------------
                    Complete the account              Complete the Rydex investment slip
                    application that corresponds to   included with your quarterly statement
                    the type of account you are       or send written purchase instructions
                    opening.                          that include:
BY MAIL             o MAKE SURE TO DESIGNATE THE      o YOUR NAME
IRA AND OTHER       RYDEX FUND(S) YOU WANT TO         o YOUR SHAREHOLDER ACCOUNT NUMBER
RETIREMENT          PURCHASE.                         o THE RYDEX FUND(S) YOU WANT TO
ACCOUNTS            o MAKE SURE YOUR INVESTMENT       PURCHASE.
REQUIRE             MEETS THE ACCOUNT MINIMUM.
ADDITIONAL          -------------------------------------------------------------------------
PAPERWORK.                        Make your check payable to RYDEX INVESTMENTS.
                    -------------------------------------------------------------------------
                       Your check must be drawn on a U.S. bank and payable in U.S. Dollars.
                    -------------------------------------------------------------------------
                       Include the name of the Rydex Fund(s) you want to purchase on your
CALL RYDEX                                           check.
CLIENT                IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR
SERVICES TO           INVESTMENT WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET
REQUEST A             FUND, WHICH IS OFFERED IN A SEPARATE PROSPECTUS.
RETIREMENT          -------------------------------------------------------------------------
ACCOUNT             Mail your application and check        Mail your written purchase
INVESTOR                           to:                     instructions and check to:
APPLICATION         -------------------------------------------------------------------------
KIT.                MAILING ADDRESS:
                    Rydex Investments
                    Attn: Ops. Dept.
                    9601 Blackwell Road, Suite 500
                    Rockville, MD 20850
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                            INITIAL PURCHASE                   SUBSEQUENT PURCHASES
                    -------------------------------------------------------------------------
                    Submit new account                  Be sure to designate in your wire
                    paperwork, and then call          instructions the Rydex Fund(s) you want
                    Rydex to obtain your account                   to purchase.
                    number.
BY WIRE
                    o MAKE SURE TO DESIGNATE THE
RYDEX CLIENT        RYDEX FUND(S) YOU WANT TO
SERVICES            PURCHASE.
PHONE               o MAKE SURE YOUR INVESTMENT
NUMBER:             MEETS THE ACCOUNT MINIMUM.
800.820.0888        -------------------------------------------------------------------------
OR                  To obtain "same-day credit" (to get that Business Day's NAV) for your
301.296.5406        purchase order, YOU MUST CALL RYDEX CLIENT SERVICES AND PROVIDE THE
                    FOLLOWING INFORMATION PRIOR TO THE TRANSACTION CUT-OFF TIME FOR THE
                    RYDEX FUND(S) YOU ARE PURCHASING:
                    o Account Number
                    o Fund Name
                    o Amount of Wire
                    o Fed Wire Reference Number (upon request)

                    You will receive a confirmation number to verify that your purchase order has been accepted.

                    IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING WIRE, YOUR
                    PURCHASE ORDER WILL NOT BE PROCESSED UNTIL THE BUSINESS DAY FOLLOWING
                    THE RECEIPT OF THE WIRE.
                    -------------------------------------------------------------------------
                    WIRE INSTRUCTIONS:
                    U.S. Bank
                    Cincinnati, OH
                    Routing Number: 0420-00013
                    For Account of: Rydex Investments
                    Account Number: 48038-9030
                    [Your Name]
                    [Your shareholder account number]

                    IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR
                    INVESTMENT WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET
                    FUND, WHICH IS OFFERED IN A SEPARATE PROSPECTUS.
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                           INITIAL PURCHASE                    SUBSEQUENT PURCHASES
                    -------------------------------------------------------------------------
                    Submit new account                SUBSEQUENT PURCHASES MADE VIA ACH
                    paperwork, and then call          MUST BE A MINIMUM OF $50. To make a
BY ACH              Rydex to obtain your account      subsequent purchase, send written
(FAX)               number. Be sure to complete       purchase instructions that include:
RYDEX FAX           the "Electronic Investing (via
NUMBER:             ACH)" section. Then, fax it to    o YOUR NAME
301.296.5103        Rydex. (ONLY Individual,          o YOUR SHAREHOLDER ACCOUNT NUMBER
                    Joint and UGMA/UTMA               o THE RYDEX FUND(S) YOU WANT TO
                    accounts may be opened by         PURCHASE
                    fax).                             o ACH BANK INFORMATION (IF NOT ON
                                                      RECORD)
                    o MAKE SURE TO INCLUDE A LETTER
                    OF INSTRUCTION REQUESTING THAT
                    WE PROCESS YOUR PURCHASE BY
                    ACH.
                    o MAKE SURE TO DESIGNATE THE
                    RYDEX FUND(S) YOU WANT TO
                    PURCHASE.
                    o MAKE SURE YOUR INVESTMENT
                    MEETS THE ACCOUNT MINIMUM.
---------------------------------------------------------------------------------------------
BY ACH                         Follow the directions on the Rydex web site -
(INTERNET)                              www.rydexinvestments.com
---------------------------------------------------------------------------------------------

CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

     o    if your bank does not honor your check for any reason

     o    if the transfer agent (Rydex) does not receive your wire transfer

     o    if the transfer agent (Rydex) does not receive your ACH transfer

     o    if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES
--------------------------------------------------------------------------------

The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the Funds' next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent or your financial intermediary.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the U.S. Securities and Exchange Commission. The Funds reserve the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If a Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send redemption orders to Rydex by:

--------------------------------------------------------------------------------
            Rydex Investments
   MAIL     Attn: Ops. Dept.
            9601 Blackwell Road, Suite 500
            Rockville, MD 20850
--------------------------------------------------------------------------------
            301.296.5103
   FAX      If you send your redemption order by fax, you must call Rydex Client
            Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.
--------------------------------------------------------------------------------
TELEPHONE   800.820.0888 or 301.296.5406 (not available for retirement accounts)
--------------------------------------------------------------------------------

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

     o    your name

     o    your shareholder account number

     o    Fund name(s)

     o    dollar amount or number of shares you would like to sell

     o whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

     o    signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically via ACH or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.
--------------------------------------------------------------------------------

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Funds may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

Unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund Investors may make exchanges on any Business Day of A-Class Shares or C-Class Shares of any Rydex Fund for A-Class Shares or C-Class Shares of any other Rydex Fund on the basis of the respective NAVs of the shares involved. An exchange of A-Class Shares of the Rydex U.S. Government Money Market Fund, which is offered in a separate prospectus, that have not previously been subject to a sales charge will be treated as an initial purchase of the other Rydex Fund, and applicable sales charges will apply. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent or your financial intermediary prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" for additional information. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send exchange requests to Rydex by:

--------------------------------------------------------------------------------
            Rydex Investments
   MAIL     Attn: Ops. Dept.
            9601 Blackwell Road, Suite 500
            Rockville, MD 20850
--------------------------------------------------------------------------------
            301.296.5101
   FAX      If you send your exchange request by fax, you must call Rydex Client
            Services at 800.820.0888 to verify that your fax was received and when it will be processed.
--------------------------------------------------------------------------------
TELEPHONE   800.820.0888 OR 301.296.5406
--------------------------------------------------------------------------------
INTERNET    Follow the directions on the Rydex web site -
            www.rydexinvestments.com
--------------------------------------------------------------------------------

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

     o    your name

     o    your shareholder account number

     o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

     o dollar amount, number of shares or percentage of Fund position involved in the exchange

     o signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS

On any Business Day, investors may make exchanges of A-Class Shares or C-Class Shares of any Fund for A-Class Shares or C-Class Shares of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS DO NOT ALLOW UNLIMITED TRADING. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.

RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while they are in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account and to obtain the appropriate forms, please visit the Rydex web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (E.G., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

EDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Funds' transfer agent for services associated with the following:

     o $15 for wire transfers of redemption proceeds under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver

     o    $50 on purchase checks returned for insufficient funds

     o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

     o $15 for standard overnight packages (fee may be higher for special delivery options)

     o    $25 for bounced drafts or ACH transactions

     o    $15 per year for low balance accounts

     o The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee (and any unpaid annual maintenance fee) will be deducted from the proceeds of your redemption. You may pay the annual maintenance fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted from your account.

ACCOUNT FEE WAIVERS

The following fees will be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged: the annual maintenance fee for retirement accounts; and the wire transfer charge of $15 for wire redemptions less than $5,000. Additionally, the wire transfer charge of $15 for wire redemptions less than $5,000 will be waived for accounts that are held directly through the Funds' transfer agent that also have an adviser.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Because the Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

RIGHTS RESERVED BY THE FUNDS

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

A-CLASS SHARES

The Funds have adopted a Distribution Plan applicable to A-Class Shares that allows the Funds to pay distribution fees to the Distributor and other firms that provide distribution services ("Service Providers"). The Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Distributor generally will, in turn, pay the Service Provider out of its fees. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

C-CLASS SHARES

The Funds have adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to C-Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds' average daily net assets. The annual 0.75% distribution fee reimburses the Distributor for paying your intermediary a sales commission. The annual 0.25% service fee compensates your intermediary for providing on-going services to you. The Distributor advances the first year's distribution and service fees, and retains the distribution and service fees on accounts with no authorized intermediary of record. Because the Funds pay these fees out of assets on an on-going basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

     o Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

     o The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.

     o Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

     o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

     o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

     o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

     o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

     o Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

     o A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

     o If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

     o Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in the Funds. In addition, the Funds may be able to pass along a tax credit for foreign income taxes that they pay. A Fund will provide you with the information necessary to reflect foreign taxes paid on your income tax return if it makes this election.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

PADCO Advisors, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds will pay the Advisor a fee at an annualized rate based on the average daily net assets of each Fund, as set forth below:

FUND                                                                ADVISORY FEE
--------------------------------------------------------------------------------
International 2x Strategy Fund                                          0.XX%
Inverse International 2x Strategy Fund                                  0.XX%
Emerging Markets 2x Strategy Fund                                       0.XX%
Inverse Emerging Markets 2x Strategy Fund                               0.XX%
Inverse Pacific 2x Strategy Fund                                        0.XX%
Latin America 2x Strategy Fund                                          0.XX%
Inverse Latin America 2x Strategy Fund                                  0.XX%
Inverse Europe 2x Strategy Fund                                         0.XX%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement is available in the Funds' September 30, 2007 Semi-Annual Report to Shareholders, which covers the period April 1, 2007 to September 30, 2007.

PORTFOLIO MANAGEMENT

Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of six investment professionals that are responsible for overseeing different functions within the Portfolio Department. Including Mr. Byrum, those members include Michael Dellapa as the Director of Alternative Investment Strategies, Ryan Harder as Senior Portfolio Manager, Douglas Holmes as the Director of Stock Selection and Asset Allocation, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 15 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following four individuals are jointly and primarily responsible for the management of the Funds.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa, Harder, and Holmes. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, and helped to create the Sector Funds, all of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

MICHAEL J. DELLAPA, CFA, CAIA, Director of Alternative Investment Strategies - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, including the Absolute Return Strategies Fund and the Hedged Equity Fund, which are offered in a separate prospectus. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became the Director of Alternative Investment Strategies. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund since its inception.

RYAN A. HARDER, CFA, Senior Portfolio Manager- Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Absolute Return Strategies, Hedged Equity, High Yield Strategy and Inverse High Yield Strategy Funds, all of which are offered in a separate prospectus. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed each Fund since its inception.

DOUGLAS HOLMES, CFA, Director of Stock Selection and Asset Allocation - As the Director of Stock Selection and Asset Allocation, Mr. Holmes oversees the development and daily maintenance of the stock selection and asset allocation methodologies employed by the Rydex Funds. While Mr. Holmes is involved in the management of all of the Rydex Funds, he focuses on the management of the Alternative Investment, Essential Portfolio and Sector Funds, all of which are offered in a separate prospectus. Mr. Holmes first became associated with Rydex as a consultant in September 2004. In October 2005, Mr. Holmes accepted a permanent position as the Strategic Advisor and in September 2007 was named the Director of Stock Selection and Asset Allocation. Mr. Holmes has been a member of the ILT since its inception. Prior to his association with Rydex, Mr. Holmes was a 20-year veteran of State Street Global Advisors as the department head of the US Indexing Department, the US Active Department, and finally the Global Enhanced Department. He holds a BS degree in mathematics from Northeastern University. Mr. Holmes has co-managed each Fund since its inception.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

INDEX PUBLISHERS INFORMATION

MORGAN STANLEY CAPITAL INTERNATIONAL, STANDARD & POOR'S CORP., DOW JONES & COMPANY INC., AND STOXX LIMITED INC., (THE "INDEX PUBLISHERS") DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE ANY RYDEX FUND AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC,
REGARDING:

     o    THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

     o    THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

     o THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

     o THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

     o THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, NONE OF THE INDEX PUBLISHERS:

     o    RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER SECURITIES;

     o HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS;

     o HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

     o CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

     o WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

     o WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

"STANDARD & POOR'S(R)," S&P(R)," AND "S&P LATIN AMERICA 40" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND CITIGROUP, INC.

DOW JONES, DOW JONES INDUSTRIAL AVERAGESM, DJIASM, OR OTHER RELEVANT MARKS/NAMES OF THE INDEX ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. DOW JONES HAS NO RELATIONSHIP TO THE RYDEX FUNDS, OTHER THAN THE LICENSING OF THE DOW JONES INDUSTRIAL AVERAGESM (DJIASM) AND ITS SERVICE MARKS FOR USE IN CONNECTION WITH THE FUNDS.

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

     ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED AUGUST 1, 2008. THE SAI HAS BEEN FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE U.S. SECURITIES AND EXCHANGE COMMISSION MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE U.S. SECURITIES AND EXCHANGE COMMISSION PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE U.S. SECURITIES AND EXCHANGE COMMISSION BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE U.S. SECURITIES AND EXCHANGE COMMISSION AT THE FOLLOWING
     ADDRESS: PUBLICINFO@SEC.GOV.

     YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.

     NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUNDS OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

     THE TRUST'S U.S. SECURITIES AND EXCHANGE COMMISSION REGISTRATION NUMBER IS 811-07584.

(RYDEX INVESTMENTS LOGO)
ESSENTIAL FOR MODERN MARKETS (TM)

9601 BLACKWELL ROAD
SUITE 500
ROCKVILLE, MD 20850
800.820.0888
www.rydexinvestments.com

                       STATEMENT OF ADDITIONAL INFORMATION

                               RYDEX SERIES FUNDS

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
                            800.820.0888 301.296.5100
                            WWW.RYDEXINVESTMENTS.COM


This Statement of Additional Information ("SAI") relates to each share class of the following series (each a "Fund" and collectively, the "Funds") of Rydex Series Funds (the "Trust"):


                                                INVESTOR   ADVISOR
                                                  CLASS     CLASS    A-CLASS   C-CLASS    H-CLAS
                                                 SHARES     SHARES    SHARES    SHARES   S SHARES
                                                --------   -------   -------   -------   --------
DOMESTIC EQUITY FUNDS
Inverse Mid-Cap Strategy Fund                                           X         X          X
Inverse  NASDAQ-100(R)  Strategy  Fund
   (Formerly, Inverse OTC Strategy Fund)            X         X         X         X
Inverse Russell 2000(R) Strategy Fund                                   X         X          X
Inverse S&P 500 Strategy Fund                       X         X         X         X
Mid-Cap 1.5x Strategy Fund                                              X         X          X
Multi-Cap Core Equity Fund                                              X         X          X
Nova Fund                                           X         X         X         X
NASDAQ-100(R)  Fund (Formerly, OTC Fund)            X         X         X         X
Russell 2000(R) Fund                                                    X         X          X
Russell 2000(R) 1.5x Strategy Fund                                      X         X          X
S&P 500 Fund                                                            X         X          X
Sector Rotation Fund                                                    X         X          X
DOMESTIC EQUITY-STYLE FUNDS
Large-Cap Growth Fund                                                   X         X          X
Large-Cap Value Fund                                                    X         X          X
Mid-Cap Growth Fund                                                     X         X          X
Mid-Cap Value Fund                                                      X         X          X
Small-Cap Growth Fund                                                   X         X          X
Small-Cap Value Fund                                                    X         X          X
SECTOR FUNDS
Banking Fund                                        X         X         X         X
Basic Materials Fund                                X         X         X         X
Biotechnology Fund                                  X         X         X         X
Consumer Products Fund                              X         X         X         X
Electronics Fund                                    X         X         X         X
Energy Fund                                         X         X         X         X
Energy Services Fund                                X         X         X         X
Financial Services Fund                             X         X         X         X
Health Care Fund                                    X         X         X         X
Internet Fund                                       X         X         X         X
Leisure Fund                                        X         X         X         X
Precious Metals Fund                                X         X         X         X
Retailing Fund                                      X         X         X         X
Technology Fund                                     X         X         X         X

                                                INVESTOR   ADVISOR
                                                  CLASS     CLASS    A-CLASS   C-CLASS    H-CLAS
                                                 SHARES     SHARES    SHARES    SHARES   S SHARES
                                                --------   -------   -------   -------   --------
Telecommunications Fund                             X         X         X         X
Transportation Fund                                 X         X         X         X
Utilities Fund                                      X         X         X         X
INTERNATIONAL EQUITY FUNDS
Europe 1.25x Strategy Fund                                              X         X          X
Japan 2x Strategy Fund                                                  X         X          X
International Rotation Fund                                             X         X          X
FIXED INCOME FUNDS
Government Long Bond 1.2x Strategy Fund             X         X         X         X
Inverse Government Long Bond Strategy Fund          X         X         X         X
High Yield Strategy Fund                                                X         X          X
Inverse High Yield Strategy Fund                                        X         X          X
ALTERNATIVE INVESTMENT FUNDS
Absolute Return Strategies Fund                                         X         X          X
Alternative Strategies Allocation Fund                                  X         X          X
Commodities Strategy Fund                                               X         X          X
Strengthening Dollar 2x Strategy Fund
   (Formerly, Dynamic Strengthening Dollar
   Fund)                                                                X         X          X
Weakening Dollar 2x Strategy Fund                                       X         X          X
Hedged Equity Fund                                                      X         X          X
Real Estate Fund                                                        X         X          X
ESSENTIAL PORTFOLIO FUNDS
Essential Portfolio Conservative Fund                                   X         X          X
Essential Portfolio Moderate Fund                                       X         X          X
Essential Portfolio Aggressive Fund                                     X         X          X
MONEY MARKET FUND
U.S. Government Money Market Fund                   X         X         X         X

This SAI is not a prospectus. It should be read in conjunction with the Funds' prospectuses for the Investor Class, Advisor Class, A-Class, C-Class and H-Class Shares dated August 1, 2008 (each a "Prospectus" and together, the "Prospectuses"). Capitalized terms not defined herein are defined in the Prospectuses. Copies of the Funds' Prospectuses are available, without charge, upon request to the Trust at the address listed above or by telephoning the Trust at the telephone numbers listed above. The Funds' financial statements for the fiscal year ended March 31, 2008 are included in the Funds' Annual Reports to Shareholders, which have been filed with the U.S. Securities and Exchange Commission and is incorporated herein by reference.

                     The date of this SAI is August 1, 2008

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
GENERAL INFORMATION ABOUT THE TRUST......................................     2
INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS.........................     3
ADDITIONAL INFORMATION ABOUT THE SECTOR FUNDS............................    32
DESCRIPTION OF THE MONEY MARKET FUND.....................................    37
SPECIAL CONSIDERATIONS REGARDING THE USE OF LEVERAGED AND INVERSE
   INVESTMENT STRATEGIES.......................                              37
INVESTMENT RESTRICTIONS..................................................    40
BROKERAGE ALLOCATION AND OTHER PRACTICES.................................    47
MANAGEMENT OF THE TRUST..................................................    60
PRINCIPAL HOLDERS OF SECURITIES..........................................    85
DETERMINATION OF NET ASSET VALUE.........................................   116
PURCHASE AND REDEMPTION OF SHARES........................................   118
A-CLASS SHARES - INITIAL SALES CHARGES, REDUCTIONS, AND WAIVERS .........   120
DIVIDENDS, DISTRIBUTIONS, AND TAXES......................................   123
OTHER INFORMATION........................................................   130
INDEX PUBLISHERS INFORMATION.............................................   132
COUNSEL .................................................................   135
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............................   136
CUSTODIAN................................................................   136
FINANCIAL STATEMENTS.....................................................   136
APPENDIX A - DESCRIPTION OF BOND RATINGS.................................   A-1
APPENDIX B - RYDEX INVESTMENTS PROXY VOTING POLICIES AND PROCEDURES......   B-1

GENERAL INFORMATION ABOUT THE TRUST

The Trust, an open-end management investment company, was organized as a Delaware statutory trust on February 10, 1993. The Trust is permitted to offer separate series (I.E., funds) and different classes of shares, and additional series and/or classes of shares may be created from time to time. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities.


Each Fund is an open-end management investment company. Currently, the Trust consists of fifty-four (54) separate funds and issues a combination of Investor Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares and/or H-Class Shares. The different classes provide for variations in certain shareholder servicing and distribution expenses and in the minimum initial investment requirement. In addition, an initial sales charge is imposed on the purchase of A-Class Shares, and a contingent deferred sales charge is imposed on the redemption of C-Class Shares. Sales charges and minimum investment requirements are described in the Prospectuses. For more information on shareholder servicing and distribution expenses, see "Dividends, Distributions, and Taxes."

                           THE "DOMESTIC EQUITY FUNDS"

Inverse Mid-Cap Strategy Fund
Inverse NASDAQ-100(R) Strategy Fund
Inverse Russell 2000(R) Strategy Fund
Inverse S&P 500 Strategy Fund
Mid-Cap 1.5x Strategy Fund
Multi-Cap Core Equity Fund
Nova Fund
NASDAQ-100(R) Fund
Russell 2000(R) Fund
Russell 2000(R) 1.5x Strategy Fund
S&P 500 Fund
Sector Rotation Fund

                       THE "DOMESTIC EQUITY-STYLE FUNDS"

Large-Cap Growth Fund
Large-Cap Value Fund
Mid-Cap Growth Fund
Mid-Cap Value Fund
Small-Cap Growth Fund
Small-Cap Value Fund

                               THE "SECTOR FUNDS"

Banking Fund
Basic Materials Fund
Biotechnology Fund
Consumer Products Fund
Electronics Fund
Energy Fund
Energy Services Fund
Financial Services Fund
Health Care Fund
Internet Fund
Leisure Fund
Precious Metals Fund
Retailing Fund
Technology Fund
Telecommunications Fund
Transportation Fund
Utilities Fund

                        THE "INTERNATIONAL EQUITY FUNDS"

Europe 1.25x Strategy Fund
International Rotation Fund
Japan 2x Strategy Fund

                            THE "FIXED INCOME FUNDS"

Government Long Bond 1.2x Strategy Fund
Inverse Government Long Bond Strategy Fund
High Yield Strategy Fund
Inverse High Yield Strategy Fund

                       THE "ALTERNATIVE INVESTMENT FUNDS"

Absolute Return Strategies Fund
Alternative Strategies Allocation Fund
Commodities Strategy Fund
Hedged Equity Fund
Real Estate Fund
Strengthening Dollar 2x Strategy Fund
Weakening Dollar 2x Strategy Fund

                        THE "ESSENTIAL PORTFOLIO FUNDS"

Essential Portfolio Conservative Fund
Essential Portfolio Moderate Fund
Essential Portfolio Aggressive Fund

                            THE "MONEY MARKET FUND"

U.S. Government Money Market Fund (the "Money Market Fund")

For the period from April 1, 2000 to April 1, 2007, the Inverse NASDAQ-100(R) Strategy Fund (formerly, the Inverse OTC Strategy Fund), Inverse S&P 500 Strategy Fund and Inverse Government Long Bond Strategy Fund pursued their respective investment objectives indirectly by investing through what is referred to as a "master-feeder" structure. For the period from August 1, 2001 to April 1, 2007, the Nova Fund also pursued its investment objective indirectly by investing through a master-feeder arrangement. On April 1, 2007, the Inverse NASDAQ-100(R) Strategy Fund, Inverse S&P 500 Strategy Fund, Nova Fund and Inverse Government Long Bond Strategy Fund began pursuing their respective investment objectives directly and the assets and liabilities of each Fund's corresponding master fund were transferred to the Fund.

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

GENERAL


Each Fund's investment objective and principal investment strategies are described in the Funds' Prospectuses. The investment objective of the Nova Fund, Inverse S&P 500 Strategy Fund, NASDAQ-100(R) Fund, Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, and Money Market Fund are fundamental policies, and cannot be changed without the consent of the holders of a majority of that Fund's outstanding shares. The investment objective of each Domestic Equity Fund (except for the Nova Fund, Inverse S&P 500 Strategy Fund, and NASDAQ-100(R) Fund), Domestic Equity-Style Fund, Sector Fund, International Equity Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Alternative Investment Fund, and Essential Portfolio Fund is non-fundamental and may be changed without the consent of the holders of a majority of that Fund's outstanding shares.

The Alternative Strategies Allocation Fund and the Essential Portfolio Funds are "funds of funds." The Alternative Strategies Allocation Fund invests its assets in a combination of funds within the Rydex family of mutual funds as well as in unaffilated funds, including exchange-traded funds (the "Alternative Strategies Allocation Underlying Funds") as described in the Fund's Prospectuses. The Essential Portfolio Funds invest their assets in a combination of funds within the Rydex family of mutual funds, and in exchange-traded funds (the "Essential Portfolio Underlying Funds" and together with the Alternative Strategies Allocation Underlying Funds, the "Underlying Funds"), as described in the Funds' Prospectuses. Therefore, unless otherwise stated, the Alternative Strategies Allocation Fund and the Essential Portfolio Funds do not directly invest in the portfolio securities or use the investment techniques of their respective Underlying Funds. Nonetheless, the Alternative Strategies Allocation Fund and each Essential Portfolio Fund is indirectly subject to the risks associated with the portfolio securities or investment techniques of their Underlying Funds. The Alternative Strategies Allocation Fund and each Essential Portfolio Fund may, however, borrow money from banks, invest directly in stocks, bonds, and other types of securities, and lend their securities to qualified borrowers.

Portfolio management is provided to each Fund by the Trust's investment adviser, PADCO Advisors, Inc., a Maryland company with offices at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. PADCO Advisors, Inc., operates under the name Rydex Investments ("Rydex" or the "Advisor"). The investment strategies of the Funds discussed below and in the Prospectuses may, consistent with each Fund's investment objectives and limitations, be used by a Fund if, in the opinion of the Advisor, or with respect to the International Rotation Fund, the sub-advisor, Valu-Trac Investment Management Limited (the "Sub-Advisor" or "Valu-Trac"), these strategies will be advantageous to that Fund. Each Fund is free to reduce or eliminate its activity with respect to any of the following investment techniques without changing the Fund's fundamental investment policies. There is no assurance that any of the Funds' strategies or any other strategies and methods of investment available to a Fund will result in the achievement of that Fund's objectives. The following information supplements, and should be read in conjunction with the Funds' Prospectuses.

BORROWING


While the Funds do not anticipate doing so, the Domestic Equity Funds (except for the Inverse NASDAQ-100(R) Strategy Fund, Inverse S&P 500 Strategy Fund, and NASDAQ-100(R) Fund), Domestic Equity-Style Funds, Sector Funds, International Equity Funds, Government Long Bond 1.2x Strategy Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Alternative Investment Funds and Essential Portfolio Funds may borrow money for investment purposes. Borrowing for investment purposes is one form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Because substantially all of a Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share ("NAV") of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Domestic Equity Funds (except for the Inverse NASDAQ-100(R) Strategy Fund, Inverse S&P 500 Strategy Fund, and NASDAQ-100(R) Fund), Domestic Equity-Style Funds, Sector Funds, International Equity Funds, Government Long Bond 1.2x Strategy Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Alternative Investment Funds, and Essential Portfolio Funds might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. The Funds intend to use leverage during periods when the Advisor believes that the respective Fund's investment objective would be furthered.

Each Fund may also borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. As required by the Investment Company Act of 1940 (the "1940 Act"), a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of a Fund's total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings for extraordinary or emergency purposes.

CURRENCY TRANSACTIONS


FOREIGN CURRENCIES. The International Equity Funds, Absolute Return Strategies Fund, and Hedged Equity Fund may, and the Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund will, invest directly and indirectly in foreign currencies. In the case of the Alternative Strategies Allocation Fund and the Essential Portfolio Funds, certain of the Underlying Funds may invest directly and indirectly in foreign currencies. Investments in foreign currencies are subject to numerous risks, not the least of which is the fluctuation of foreign currency exchange rates with respect to the U.S. Dollar. Exchange rates fluctuate for a number of reasons.

- INFLATION. Exchange rates change to reflect changes in a currency's buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

- TRADE DEFICITS. Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country's goods more expensive and less competitive and so reducing demand for its currency.

- INTEREST RATES. High interest rates may raise currency values in the short term by making such currencies more attractive to investors. However, since high interest rates are often the result of high inflation long-term results may be the opposite.

- BUDGET DEFICITS AND LOW SAVINGS RATES. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation. Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measure to cope with its deficits and debt.

- POLITICAL FACTORS. Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall is a country appears a less desirable place in which to invest and do business.

- GOVERNMENT CONTROL. Through their own buying and selling of currencies, the world's central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people's expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal. The value of the Funds' or the Underlying Funds' investments is calculated in U.S. Dollars each day that the New York Stock Exchange ("NYSE") is open for business. As a result, to the extent that a Fund's or an Underlying Fund's assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. Dollar, the Fund's or the Underlying Fund's NAV as expressed in U.S. Dollars (and, therefore, the value of your investment) should increase. If the U.S. Dollar appreciates relative to the other currencies, the opposite should occur. The currency-related gains and losses experienced by the Funds or the Underlying Funds will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. Dollars. Gains or losses on shares of the Funds or the Underlying Funds will be based on changes attributable to fluctuations in the NAV of such shares, expressed in U.S. Dollars, in relation to the original U.S. Dollar purchase price of the shares. The amount of appreciation or depreciation in the Funds' or the Underlying Funds' assets also will be affected by the net investment income generated by the money market instruments in which the Funds or the Underlying Funds invest and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

The International Equity Funds, Absolute Return Strategies Fund, Hedged Equity Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund may incur currency exchange costs when they sell instruments denominated in one currency and buy instruments denominated in another.

CURRENCY-RELATED DERIVATIVES AND OTHER FINANCIAL INSTRUMENTS. Although the International Equity Funds, Absolute Return Strategies Fund, Commodities Strategy Fund, and Hedged Equity Fund do not currently expect to engage in currency hedging, the Funds, and in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the Underlying Funds, may use currency transactions in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange-listed currency futures and options thereon, exchange-listed and over-the-counter options ("OTC options") on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from an NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.

A Fund's or an Underlying Fund's dealings in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions ("Transaction Hedging") or portfolio positions ("Position Hedging"). Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund or an Underlying Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. A Fund or an Underlying Fund may enter into Transaction Hedging out of a desire to preserve the U.S. Dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund or an Underlying Fund will be able to protect itself against possible losses resulting from changes in the relationship between the U.S. Dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. A Fund or an Underlying Fund may use Position Hedging when the Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. Dollar. A Fund or an Underlying Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

A Fund or an Underlying Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

A Fund or an Underlying Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund or Underlying Fund has or in which that Fund or Underlying Fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Fund or an Underlying Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's or an Underlying Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of a Fund's or an Underlying Fund's portfolio securities are or are expected to be denominated, and to buy U.S. Dollars. The amount of the contract would not exceed the value of the Fund's or the Underlying Fund's securities denominated in linked currencies. For example, if the Advisor considers that the Swedish krone is linked to the euro, the Fund or the Underlying Fund holds securities denominated in krone and the Advisor believes that the value of the krone will decline against the U.S. Dollar, the Advisor may enter into a contract to sell euros and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund or an Underlying Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund or an Underlying Fund is engaging in proxy hedging. If a Fund or an Underlying Fund enters into a currency hedging transaction, the Fund or the Underlying Fund will "cover" its position so as not to create a "senior security" as defined in Section 18 of the 1940 Act.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions can result in losses to a Fund or an Underlying Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

The Fund may also buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options. OTC options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between the buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

While the International Equity Funds, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund do not anticipate doing so, they may conduct currency exchange transactions on a spot basis. Currency transactions made on a spot basis are for cash at the spot rate prevailing in the currency exchange market for buying or selling currency. The International Equity Funds, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund will regularly enter into forward currency contracts.

Each Fund may invest in a combination of forward currency contracts and U.S. Dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a "synthetic" position in the particular foreign-currency instrument whose performance the manager is trying to duplicate. For example, the combination of U.S. Dollar-denominated instruments with "long" forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the market in a particular foreign currency is small or relatively illiquid.

The International Equity Funds, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund may invest in forward currency contracts to engage in either Transaction Hedging or Position Hedging. The International Equity Funds, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund may each use forward currency contracts for Position Hedging if consistent with its policy of trying to expose its net assets to foreign currencies. The Funds are not required to enter into forward currency contracts for hedging purposes and it is possible that the Funds may not be able to hedge against a currency devaluation that is so generally anticipated that the Funds are unable to contract to sell the currency at a price above the devaluation level it anticipates. It also is possible that, under certain circumstances, the International Equity Funds, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund may have to limit their currency transactions to qualify as "regulated investment companies" under the U.S. Internal Revenue Code of 1986, as amended (the "Code").

The International Equity Funds, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund currently do not intend to enter into forward currency contracts with a term of more than one year, or to engage in Position Hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of its portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the International Equity Funds, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating it to buy, on the same maturity date, the same amount of the currency.

If the International Equity Funds, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund engage in an offsetting transaction, each Fund may later enter into a new forward currency contract to sell the currency. If the International Equity Funds, Strengthening Dollar 2x Strategy Fund, and/or Weakening Dollar 2x Strategy Fund engage in an offsetting transaction, the Fund will incur a gain or loss to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The International Equity Funds, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund may convert their holdings of foreign currencies into U.S. Dollars from time to time, but will incur the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at which they buy and sell various currencies.

Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, and offer to buy the currency at a lower rate if the Fund tries to resell the currency to the dealer.

FOREIGN CURRENCY EXCHANGE-RELATED SECURITIES. The Japan 2x Strategy Fund, International Rotation Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund may invest in foreign currency warrants. Foreign currency warrants such as Currency Exchange Warrants(SM) ("CEWs(SM)") are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. Dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. Dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. Dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. Dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (I.E., unless the U.S. Dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (I.E., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants.

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

The Japan 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund may also invest in principal exchange rate linked securities ("PERLs(SM)"). PERLs(SM) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. Dollar and a particular foreign currency at or about that time. The return on "standard" PERLs(SM) is enhanced if the foreign currency to which the security is linked appreciates against the U.S. Dollar, and is adversely affected by increases in the foreign exchange value of the U.S. Dollar; "reverse" PERLs(SM) are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. Dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. Dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (I.E., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). PERLs(SM) may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

The Japan 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund may invest in performance indexed paper ("PIPs(SM)"). PIPs(SM) is U.S. Dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on PIPs(SM) is established at maturity as a function of spot exchange rates between the U.S. Dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. Dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.


EQUITY SECURITIES


The Funds may invest in equity securities. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of that Fund to fluctuate. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The Domestic Equity, Domestic Equity-Style, Sector, International Equity, Alternative Investment Funds, and Essential Portfolio Funds may purchase equity securities traded in the U.S. on registered exchanges or the over-the-counter market. The Funds may invest in the types of equity securities described in more detail below.


- COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

- PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

- WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

- CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

- SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.


- MASTER LIMITED PARTNERSHIPS ("MLPS"). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange Commission (the "SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.


     The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

FIXED INCOME SECURITIES


The International Rotation Fund, Fixed Income Funds, Absolute Return Strategies Fund, Alternative Strategies Allocation Fund, Commodities Strategy Fund, Hedged Equity Fund, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, and Essential Portfolio Funds may invest in fixed income securities. The market value of the fixed income securities in which a Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect a Fund's NAV. Additional information regarding fixed income securities is described below:


- DURATION. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

- VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.


DEBT SECURITIES. The International Rotation Fund, Multi-Cap Core Equity Fund, Sector Rotation Fund, Fixed Income Funds, Absolute Return Strategies Fund, Alternative Strategies Allocation Fund, Commodities Strategy Fund, Hedged Equity Fund, Real Estate Fund, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund and Essential Portfolio Funds may invest in debt securities. A debt security is a security consisting of a certificate or other evidence of a debt (secured or unsecured) on which the issuing company or governmental body promises to pay the holder thereof a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate bonds, government securities, municipal securities, convertible securities, mortgage-backed securities, and asset-backed securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities. Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call/prepayment risk, inflation risk, credit risk, and (in the case of foreign securities) country risk and currency risk.

CORPORATE DEBT SECURITIES. The High Yield Strategy Fund may seek investment in, and the Inverse High Yield Strategy Fund may seek inverse exposure to, corporate debt securities representative of one or more high yield bond or credit derivative indices, which may change from time to time. Selection will generally not be dependent on independent credit analysis or fundamental analysis performed by the Advisor. The High Yield Strategy Fund may invest in, and the Inverse High Yield Strategy Fund may seek inverse exposure to, all grades of corporate debt securities including below investment grade as discussed below. See Appendix A for a description of corporate bond ratings. The Funds may also invest in unrated securities.

Corporate debt securities are typically fixed-income securities issued by businesses to finance their operations, but may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities. The primary differences between the different types of corporate debt securities are their maturities and secured or un-secured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

NON-INVESTMENT-GRADE DEBT SECURITIES. The Absolute Return Strategies Fund, Hedged Equity Fund, High Yield Strategy Fund, and Inverse High Yield Strategy Fund may invest in non-investment-grade securities. Non-investment-grade securities, also referred to as "high yield securities" or "junk bonds," are debt securities that are rated lower than the four highest rating categories by a nationally recognized statistical rating organization (for example, lower than Baa3 by Moody's Investors Service, Inc. or lower than BBB- by Standard & Poor's) or are determined to be of comparable quality by the Funds' Advisor. These securities are generally considered to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the investment-grade categories. Investment in these securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of investment-grade securities. Thus, reliance on credit ratings in making investment decisions entails greater risks for high yield securities than for investment-grade debt securities. The success of a fund's advisor in managing high yield securities is more dependent upon its own credit analysis than is the case with investment-grade securities.

Some high yield securities are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring, such as an acquisition, merger, or leveraged buyout. Companies that issue high yield securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with investment-grade securities. Some high yield securities were once rated as investment-grade but have been downgraded to junk bond status because of financial difficulties experienced by their issuers.

The market values of high yield securities tend to reflect individual issuer developments to a greater extent than do investment-grade securities, which in general react to fluctuations in the general level of interest rates. High yield securities also tend to be more sensitive to economic conditions than are investment-grade securities. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in junk bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, a fund investing in such securities may incur additional expenses to seek recovery.

The secondary market on which high yield securities are traded may be less liquid than the market for investment-grade securities. Less liquidity in the secondary trading market could adversely affect the ability of a fund to sell a high yield security or the price at which a fund could sell a high yield security, and could adversely affect the daily NAV of fund shares. When secondary markets for high yield securities are less liquid than the market for investment-grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

The Absolute Return Strategies Fund, Hedged Equity Fund, High Yield Strategy Fund, and Inverse High Yield Strategy Fund will not necessarily dispose of a security if a credit-rating agency down grades the rating of the security below its rating at the time of purchase. However, the Advisor will monitor the investment to determine whether continued investment in the security is in the best interest of Fund shareholders.

UNRATED DEBT SECURITIES. The High Yield Strategy Fund and Inverse High Yield Strategy Fund may also invest in unrated debt securities. Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds. The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.


FOREIGN ISSUERS


The Domestic Equity Funds, Domestic Equity-Style Funds, Sector Funds, International Equity Funds, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Absolute Return Strategies Fund, Hedged Equity Fund, and Real Estate Fund, and in the case of the Alternative Strategies Allocation and Essential Portfolio Funds, certain of the Underlying Funds may invest in issuers located outside the United States through American Depositary Receipts ("ADRs"), "ordinary shares," or "New York shares" issued and traded in the

United States or through securities denominated in foreign currencies and traded on foreign exchanges. ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. Dollars, which protect the Funds from the foreign settlement risks described below.


Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. Dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.


RISK FACTORS REGARDING EUROPE. The Europe 1.25x Strategy Fund seeks to provide investment results which correlate to the performance of the Dow Jones STOXX 50(R) Index (the "STOXX 50(R) Index"). The STOXX 50(R) Index is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by STOXX Ltd. from 17 countries under criteria designed to identify highly liquid companies that are market leaders in their sectors. The 17 countries include Switzerland, Norway, and 15 of the 27 countries of the European Union ("EU") - Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, Spain, Sweden and the United Kingdom.


The securities markets of many European countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, a portfolio invested in securities of European companies may experience greater price volatility and significantly lower liquidity than a portfolio invested in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the U.S.


In addition, the securities markets of European countries are subject to varying degrees of regulation, which may be either less or more restrictive than that imposed by the U.S. government. For example, the reporting, accounting and auditing standards of European countries differ from U.S. standards in important respects and less information is available to investors in securities of European companies than to investors in U.S. securities.

The EU has been extending its influence to the east. It has accepted several new members that were previously behind the Iron Curtain, and has plans to accept several more in the medium-term. It is hoped that membership for these countries will help cement economic and political stability. Nevertheless, eight of the new entrants are former Soviet satellites and remain burdened to various extents by the inherited inefficiencies of centrally planned economies similar to what existed under the former Soviet Union. The current and future status of the EU continues to be the subject of political controversy, with widely differing views both within and between member countries.

Increased terrorism activity and related geo-political risks have led to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.


RISK FACTORS REGARDING JAPAN. The Fund seeks to provide investment results that correlate to the performance of the Nikkei 225 Stock Average. The Nikkei 225 Stock Average is a price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange. Because the Nikkei 225 Stock Average is expected to represent the performance of the stocks on the First Section - and by extension the market in general - the mix of components is rebalanced from time to time to assure that all issues in the index are both highly liquid and representative of Japan's industrial structure.


For three decades overall real economic growth in Japan had been spectacular: a 10% average in the 1960s, a 5% average in the 1970s, and a 4% average in the 1980s. Growth slowed markedly in the 1990s, averaging just 1.7%, largely because of the after effects of overinvestment during the late 1980s and contractionary domestic policies intended to wring speculative excesses from the stock and real estate markets. From 2000 to 2003, government efforts to revive economic growth met with little success and were further hampered by the slowing of the US, European, and Asian economies. In 2004 and 2005, growth improved and the lingering fears of deflation in prices and economic activity lessened. At present, the Japanese economy continues to show signs of recovery from the long recession of the 1990s despite the fact that uncertainties about its recovery remain. Japan's huge government debt, which totals more than 160% of GDP, and the aging of the population are two major long-run problems. A rise in taxes could be viewed as endangering the revival of growth.

Japanese unemployment levels are high and have been an area of increasing concern. Also of concern are Japan's trade surpluses. As a trade-dependent nation long used to high levels of government protection, it is unclear how the Japanese economy will react to the potential adoption of the trade liberalization measures which are constantly promoted by their trading partners. Japan's heavy dependence on international trade has been adversely affected by trade tariffs and other protectionist measures, as well as the economic condition of its trading partners. Japan's high volume of exports, such as automobiles, machine tools and semiconductors, has caused trade tensions, particularly with the Unites States. The relaxing of official and de facto barriers to imports, or hardships created by any pressures brought by trading partners, could adversely affect Japan's economy. Additionally, the strength of the yen itself may prove an impediment to strong continued exports and economic recovery, because it makes Japanese goods sold in other countries more expensive and reduces the value of foreign earnings repatriated to Japan. Since the Japanese economy is so dependent on exports, any fall off in exports may be seen as a sign of economic weakness, which may adversely affect the market.

The most pressing need for action is the daunting task of overhauling the nation's financial institutions and securing public support for taxpayer-funded bailouts. Banks, in particular, must dispose of their huge overhang of bad loans and trim their balance sheets in preparation for greater competition from foreign institutions as more areas of the financial sector are opened. In addition, the Japanese securities markets are less regulated than the U.S. markets, and evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights also are not always enforced. Successful financial sector reform would allow Japan's financial institutions to act as a catalyst for economic recovery at home and across the troubled Asian region. Internal conflict over the proper way to reform the ailing banking system continues.

FUTURES AND OPTIONS TRANSACTIONS


FUTURES AND OPTIONS ON FUTURES. The Funds (other than the Alternative Strategies Allocation Fund, Essential Portfolio Funds and Money Market Fund), and in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the Underlying Funds may use futures contracts and related options (i) for BONA FIDE hedging purposes, (ii) to attempt to offset changes in the value of securities held or expected to be acquired or be disposed of, (iii) to attempt to minimize fluctuations in foreign currencies, (iv) to attempt to gain exposure to a particular market, index or instrument, or (v) for other risk management purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund or an Underlying Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). To the extent the Funds or the Underlying Funds use futures and/or options on futures, they will do so in accordance with Rule 4.5 under the Commodity Exchange Act ("CEA"). The Trust, on behalf of all of its series, including the Funds, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as a commodity pool under the CEA.

The Funds or the Underlying Funds may buy and sell index futures contracts with respect to any index traded on a recognized exchange or board of trade. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price, and the actual level of the stock index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract.

When a Fund or an Underlying Fund purchases or sells a futures contract, or sells an option thereon, the Fund or the Underlying Fund is required to "cover" its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, the Fund or the Underlying Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund or the Underlying Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund or the Underlying Fund may undertake and on the potential increase in the speculative character of the Fund's or the Underlying Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund or the Underlying Fund arising from such investment activities.

A Fund or an Underlying Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund or the Underlying Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The

Fund or the Underlying Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund or the Underlying Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund or an Underlying Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, a Fund or an Underlying Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund or an Underlying Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund or an Underlying Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, a Fund or an Underlying Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund or an Underlying Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's or an Underlying Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Advisor's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

OPTIONS. The Funds, except for the Money Market Fund, and in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the Underlying Funds may purchase and write (sell) put and call options on securities and on stock indices listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing each Fund's or each Underlying Fund's respective investment objective.

A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund or an Underlying Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that a Fund or an Underlying Fund will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When a Fund or an Underlying Fund writes an option on a security, an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

A Fund or an Underlying Fund may trade put and call options on securities, securities indices and currencies, as the Advisor determines is appropriate in seeking a Fund's or an Underlying Fund's investment objective, and except as restricted by a Fund's or an Underlying Fund's investment limitations. See "Investment Restrictions."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund or an Underlying Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund or an Underlying Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or a Fund or an Underlying Fund delivers the security upon exercise.

A Fund or an Underlying Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that a Fund or an Underlying Fund may seek to purchase in the future. A Fund or an Underlying Fund purchasing put and call options pays a premium; therefore if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund or the Underlying Fund, loss of the premium paid may be offset by an increase in the value of the Fund's or the Underlying Fund's securities or by a decrease in the cost of acquisition of securities by the Fund or the Underlying Fund.

A Fund or an Underlying Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund or an Underlying Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and a Fund or an Underlying Fund will realize as profit the premium received for such option. When a call option of which a Fund or an Underlying Fund is the writer is exercised, the Fund or the Underlying Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund or an Underlying Fund is the writer is exercised, the Fund or the Underlying Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

A Fund or an Underlying Fund may purchase and write options on an exchange or over-the-counter. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.


The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.


Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund or an Underlying Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

RISKS ASSOCIATED WITH COMMODITY FUTURES CONTRACTS. The Commodities Strategy Fund may engage in transactions in commodity futures contracts. There are several additional risks associated with such transactions which are discussed below:


- STORAGE. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Commodities Strategy Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

- REINVESTMENT. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

- OTHER ECONOMIC FACTORS. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Fund's investments to greater volatility than investments in traditional securities.

- COMBINED POSITIONS. The Fund may purchase and write options in combination with each other. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

HYBRID INSTRUMENTS


The High Yield Strategy Fund, Inverse High Yield Strategy Fund, and Commodities Strategy Fund, and in the case of the Alternative Strategies Allocation and Essential Portfolio Funds, certain of the Underlying Funds may invest in hybrid instruments. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. Dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the NAV of the Funds or the Underlying Funds.

With respect to the Commodities Strategy Fund, certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Commodities Strategy Fund will only invest in commodity-linked hybrid instruments that qualify, under applicable rules of the CFTC, for an exemption from the provisions of the CEA.


Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the High Yield Strategy Fund's, Inverse High Yield Strategy Fund's, and Commodities Strategy Fund's investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.


STRUCTURED NOTES. The High Yield Strategy, Inverse High Yield Strategy, and Commodities Strategy Funds, and in the case of the Alternative Strategies Allocation and Essential Portfolio Funds, certain of the

Underlying Funds may invest in structured notes, which are debt obligations that also contain an embedded derivative component with characteristics that adjust the obligation's risk/return profile. Generally, the performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. In particular, the High Yield Strategy Fund and Inverse High Yield Strategy Fund will invest in structured notes that are collateralized by one or more credit default swaps on corporate credits. The Funds have the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date.

Structured notes are typically privately negotiated transactions between two or more parties. A Fund or an Underlying Fund bears the risk that the issuer of the structured note will default or become bankrupt which may result in the loss of principal investment and periodic interest payments expected to be received for the duration of its investment in the structured notes.

In the case of structured notes on credit default swaps a Fund or an Underlying Fund is also subject to the credit risk of the corporate credits underlying the credit default swaps. If one of the underlying corporate credits defaults, a Fund or an Underlying Fund may receive the security that has defaulted, or alternatively a cash settlement may occur, and the Fund's or the Underlying Fund's principal investment in the structured note would be reduced by the corresponding face value of the defaulted security.


The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available. The collateral for a structured note may be one or more credit default swaps, which are subject to additional risks. See "Swap Agreements" for a description of additional risks associated with credit default swaps.

ILLIQUID SECURITIES


While none of the Funds anticipates doing so, each Fund, and in the case of the Alternative Strategies Allocation Fund and the Essential Portfolio Funds, certain of the Underlying Funds may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933 (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. A Fund or an Underlying Fund will not invest more than 15% (10% with respect to the Money Market Fund) of the Fund's or the Underlying Fund's net assets in illiquid securities. If the percentage of a Fund's or an Underlying Fund's net assets invested in illiquid securities exceeds 15% (10% for the Money Market Fund) due to market activity, the Fund or the Underlying Fund will take appropriate measures to reduce its holdings of illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund or the Underlying Fund has valued the securities. Under the current SEC guidelines, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. A Fund or an Underlying Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund or an Underlying Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The Board of Trustees of the Trust (the "Board") has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that a Fund or an Underlying Fund may invest in to the Advisor.


INVESTMENTS IN OTHER INVESTMENT COMPANIES


The Funds (other than the Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, and Money Market Fund) may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the 1940 Act, or any rule, regulation or order of the SEC or interpretation thereof. The Alternative Strategies Allocation Fund and the Essential Portfolio Funds will regularly invest up to 100% of their total assets in the Underlying Funds in a manner consistent with the provisions of the 1940 Act. Generally, a Fund may invest in the securities of another investment company (the "acquired company") provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or
(iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. A Fund may also invest in the securities of other investment companies if the Fund is part of a "master-feeder" structure or operates as a fund of funds in compliance with Sections 12(d)(1)(E), (F) and (G) and the rules thereunder. A Fund will only make such investments in conformity with the requirements of Section 817 of the Code. The Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, and Money Market Fund may invest in the securities of other investment companies only as part of a merger, reorganization, or acquisition, subject to the provisions of the 1940 Act.


If a Fund invests in, and thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the Fund bears directly in connection with the Fund's own operations.


Investment companies may include index-based investments, such as exchange-traded funds ("ETFs") that hold substantially all of their assets in securities representing a specific index. The main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. The Trust has entered into agreements with several ETFs that permit, pursuant to an SEC order, certain Funds, as determined by the Advisor, to purchase shares of those ETFs beyond the Section 12(d)(1) limits described above.


LENDING OF PORTFOLIO SECURITIES


Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Funds' Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral), except that the Money Market Fund may not lend more than 10% of its total assets. No Fund will lend portfolio securities to the Advisor or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent. By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral.


Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

POOLED INVESTMENT VEHICLES


The International Rotation Fund, Alternative Strategies Allocation Fund, Commodities Strategy Fund, and Essential Portfolio Funds may invest in the securities of pooled vehicles that are not investment companies. These pooled vehicles typically hold commodities, such as gold or oil, currency, or other property that is itself not a security. If the International Rotation Fund, Alternative Strategies Allocation Fund, Commodities Strategy Fund and/or Essential Portfolio Funds invests in, and thus, is a shareholder of, a pooled vehicle, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by the pooled vehicle, including any applicable advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the International Rotation Fund, Alternative Strategies Allocation Fund, Commodities Strategy Fund and/or the Essential Portfolio Funds bears directly in connection with their own operations.


PORTFOLIO TURNOVER


As discussed in the Funds' Prospectuses, the Trust anticipates that investors in the Funds, other than the Multi-Cap Core Equity Fund, Sector Rotation Fund, International Rotation Fund, Absolute Return Strategies Fund, Alternative Strategies Allocation Fund, Commodities Strategy Fund, Hedged Equity Fund and Essential Portfolio Funds will frequently purchase and/or redeem shares of the Funds as part of an asset allocation investment strategy. The nature of the Funds as asset allocation tools will cause the Funds to experience substantial portfolio turnover. See "Purchasing and Redeeming Shares" and "Financial Highlights" in the Funds' Prospectuses. Because each Fund's portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the Fund's investors, it is very difficult to estimate what the Fund's actual turnover rate will be in the future. However, the Trust expects that the portfolio turnover experienced by the Funds, except for the Multi-Cap Core Equity Fund, Sector Rotation Fund, International Rotation Fund, Absolute Return Strategies Fund, Alternative Strategies Allocation Fund, Commodities Strategy Fund, Hedged Equity Fund, and Essential Portfolio Funds, will be substantial.

In general, the Advisor manages the Multi-Cap Core Equity Fund, Sector Rotation Fund, International Rotation Fund, Absolute Return Strategies Fund, Alternative Strategies Allocation Fund, Commodities Strategy Fund, Hedged Equity Fund, and Essential Portfolio Funds without regard to restrictions on portfolio turnover. The Funds' investment strategies may, however, produce relatively high portfolio turnover rates from time to time. The use of certain derivative instruments with relatively short maturities are excluded from the calculation of portfolio turnover. Nevertheless, the use of futures contracts will ordinarily involve the payment of commissions to futures commission merchants. To the extent that the Multi-Cap Core Equity Fund, Sector Rotation Fund, International Rotation Fund, Absolute Return Strategies Fund, Alternative Strategies Allocation Fund, Commodities Strategy Fund, Hedged Equity Fund, and Essential Portfolio Funds use derivatives, they will generally be short-term derivative instruments. As a result, the Funds' reported portfolio turnover may be low despite relatively high portfolio activity which would, in turn, involve correspondingly greater expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Generally, the higher the rate of portfolio turnover of the Multi-Cap Core Equity Fund, Sector Rotation Fund, International Rotation Fund, Absolute Return Strategies Fund, Alternative Strategies Allocation Fund, Commodities Strategy Fund, Hedged Equity Fund, and Essential Portfolio Funds, the higher these transaction costs borne by the Funds and their long-term shareholders generally will be. Such sales may result in the realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates) for certain taxable shareholders. Nonetheless, because a redemption fee is charged on frequent redemptions, the transaction costs associated with any portfolio turnover is offset by the redemption fees collected by the Funds.

"Portfolio Turnover Rate" is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest because such contracts generally have a remaining maturity of less than one-year.


REAL ESTATE INVESTMENT TRUSTS ("REITS")

The Real Estate Fund will invest a majority of its assets in REITs. A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs in which the Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund's investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

REAL ESTATE SECURITIES

The Real Estate Fund may be subject to the risks associated with the direct ownership of real estate because of its policy of concentration in the securities of companies principally engaged in the real estate industry. For example, real estate values may fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, related party risks, changes in how appealing properties are to tenants, changes in interest rates and other real estate capital market influences. The value of securities of companies which service the real estate business sector may also be affected by such risks.

REPURCHASE AGREEMENTS

Each of the Funds may enter into repurchase agreements with financial institutions. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a

Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds, other than the Money Market Fund, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% (10% with respect to the Money Market Fund) of the Fund's net assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS


The Domestic Equity Funds, Domestic Equity-Style Funds, Japan 2x Strategy Fund, International Rotation Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Alternative Investment Funds (except the Alternative Strategies Allocation Fund and Real Estate Fund), and Money Market Fund may use reverse repurchase agreements as part of a Fund's investment strategy. In the case of the Alternative Strategies Allocation Fund and the Essential Portfolio Funds, certain of the Underlying Funds may use reverse repurchase agreements as part of an Underlying Fund's investment strategy. Reverse repurchase agreements involve sales by a Fund or an Underlying Fund of portfolio assets concurrently with an agreement by the Fund or the Underlying Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund or the Underlying Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund or the Underlying Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund or the Underlying Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Funds and the Underlying Funds intend to use the reverse repurchase technique only when it will be advantageous to the Funds or the Underlying Funds. Each Fund or Underlying Fund will establish a segregated account with the Trust's custodian bank in which the Fund or the Underlying Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund's or the Underlying Fund's obligations in respect of reverse repurchase agreements.


SHORT SALES


The Inverse Mid-Cap Strategy Fund, Inverse NASDAQ-100(R) Strategy Fund, Inverse Russell 2000(R) Strategy FuNd, Inverse S&P 500 Strategy Fund, Inverse Government Long Bond Strategy Fund, Inverse High Yield Strategy Fund, Absolute Return Strategies Fund, Hedged Equity Fund, and Weakening Dollar 2x Strategy Fund will regularly engage in short sales transactions under which a Fund sells a security it does not own. The Domestic Equity-Style Funds, Sector Funds, International Equity Funds, High Yield Strategy Fund, and the remaining Domestic Equity Funds and Alternative Investment Funds may also engage in short sales transactions under which a Fund sells a security it does not own. In the case of the Alternative Strategies Allocation and Essential Portfolio Funds, the Funds may invest in certain Underlying Funds that may engage in short sales transactions under which an Underlying Fund sells a security it does not own. To complete such a transaction, a Fund or an Underlying Fund must borrow or otherwise obtain the security to make delivery to the buyer. The Fund or the Underlying Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund or the Underlying Fund. Until the security is replaced, the Fund or the Underlying Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund or the Underlying Fund also may be required to pay a premium, which would increase the cost of the security sold. The Fund or the Underlying Fund may also use repurchase agreements to satisfy delivery obligations in short sale transactions. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.


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

Until a Fund or an Underlying Fund closes its short position or replaces the borrowed security, the Fund or the Underlying Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund's or the Underlying Fund's short position. Each of the Funds or Underlying Funds may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.


SWAP AGREEMENTS


The Funds, and in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the Underlying Funds may enter into swap agreements, including, but not limited to, total return swaps, index swaps, interest rate swaps, and credit default swaps. A Fund or an Underlying Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.


Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Another form of swap agreement is a credit default swap. The Inverse High Yield Strategy Fund will primarily employ credit default swaps in order to obtain inverse exposure to the high yield bond market. A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection.

In contrast, the buyer of a credit default swap would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value of such debt obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade) by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the buyer of the credit protection would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Fund purchasing the credit protection. The Inverse High Yield Strategy Fund expects to buy credit default swaps with multiple reference issuers, in which case, payments and settlements in respect of any defaulting reference issuer would typically be dealt with separately from the other reference issuers.

The High Yield Strategy Fund, Inverse High Yield Strategy Fund and Absolute Return Strategies Fund may enhance income by selling credit protection or attempt to mitigate credit risk by buying protection. The High


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Yield Strategy Fund is usually a net seller of credit default swaps and the
Inverse High Yield Strategy Fund is usually a net buyer of credit default swaps, but each Fund may buy or sell credit default swaps. Credit default swaps could result in losses if the creditworthiness of an issuer or a basket of securities is not accurately evaluated.


Most swap agreements (but generally not credit default swaps) entered into by the Funds or the Underlying Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's or an Underlying Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation.

A Fund's or an Underlying Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund or the Underlying
Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's or an Underlying Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund's or an Underlying Fund's illiquid investment limitations. A Fund or an Underlying Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A Fund or an Underlying Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the High Yield Strategy Fund, Inverse High Yield Strategy Fund, or Absolute Return Strategies Fund is selling credit protection, the default of a third party issuer.

Each Fund, and in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the Underlying Funds may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay a Fund or an Underlying Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund or the Underlying Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund or an Underlying Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund or the Underlying Fund on the notional amount.

Swap agreements typically are settled on a net basis (but generally not credit default swaps), which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. A Fund or an Underlying Fund will earmark and reserve assets necessary to meet any accrued payment obligations when it is the buyer of a credit default swap. In cases where a Fund or an Underlying Fund is the seller of a credit default swap, if the credit default swap provides for physical settlement, the Fund or the Underlying Fund will be required to earmark and reserve the full notional amount of the credit default swap.


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

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund or an Underlying Fund is contractually obligated to make. If a swap counterparty defaults, a Fund's or an Underlying Fund's risk of loss consists of the net amount of payments that such Fund or Underlying Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's or an Underlying Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by a Fund's or an Underlying Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds, the Underlying Funds, and their Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Advisor, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of swap agreements, including credit default swaps, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a counterparty's creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Fund or an Underlying Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.


TRACKING ERROR


The following factors may affect the ability of the Domestic Equity Funds (except for the Multi-Cap Core Equity Fund and Sector Rotation Fund), Domestic Equity-Style Funds, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, Commodities Strategy Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund, and in the case of the Alternative Strategies Allocation and Essential Portfolio Funds, certain of the Underlying Funds, to achieve correlation with the performance of their respective benchmarks: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) fluctuations in currency exchange rates; (3) a Fund or an Underlying Fund holding less than all of the securities in the underlying index and/or securities not included in the underlying index being held by a Fund or Underlying Fund; (4) an imperfect correlation between the performance of instruments held by a Fund or Underlying Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (5) bid-ask spreads (the effect of which may be increased by portfolio turnover);
(6) a Fund or Underlying Fund holding instruments traded in a market that has become illiquid or disrupted; (7) Fund share prices being rounded to the nearest cent; (8) changes to the index underlying a benchmark that are not disseminated in advance; (9) the need to conform a Fund's or Underlying Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (10) the time difference between the close of the Europe 1.25x Strategy Fund's and Japan 2x Strategy Fund's respective underlying indices and the time the Europe 1.25x Strategy Fund and Japan 2x Strategy Fund price their shares at the close of the New York Stock Exchange ("NYSE"); or (11) market movements that run counter to a leveraged Fund's or leveraged Underlying Fund's investments. Market movements that run counter to a leveraged Fund's or leveraged Underlying Fund's investments will cause some divergence between the Fund or Underlying Fund and its benchmark over time due to the mathematical effects of leveraging. The magnitude of the divergence is dependent upon the magnitude of the market movement, its duration, and the degree to which the Fund or Underlying Fund is leveraged. The tracking error of a leveraged Fund or leveraged Underlying Fund is generally small during a well-defined up trend or downtrend in the market when measured from price peak to price peak, absent a market decline and subsequent recovery, however, the deviation of the Fund or Underlying Fund from its benchmark may be significant. As a result of fair value pricing, the day-to-day correlation of the Europe 1.25x Strategy and Japan 2x Strategy Funds' performance may tend to vary from the closing performance of the Europe 1.25x Strategy and Japan 2x Strategy Funds' respective underlying indices. However, all of the Domestic Equity Funds' (except for the Multi-Cap Core Equity Fund and Sector Rotation Fund), Domestic Equity-Style Funds', Europe 1.25x Strategy Fund's, Japan 2x Strategy Fund's, Government Long Bond 1.2x Strategy Fund's, Inverse Government Long Bond Strategy Fund's, Commodities Strategy Fund's, Strengthening Dollar 2x Strategy Fund's, and Weakening Dollar 2x Strategy Fund's performance attempts to correlate highly with the movement in their respective underlying indices over time.


U.S. GOVERNMENT SECURITIES


The Government Long Bond 1.2x Strategy Fund invests primarily in U.S. government securities, and each of the other Funds may invest in U.S. government securities. The Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Commodities Strategy Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund, and in the case of the Alternative Strategies Allocation and Essential Portfolio Funds, certain of the Underlying Funds may enter into short transactions in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association ("Ginnie Mae"), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. The Government Long Bond 1.2x Strategy Fund will invest in such U.S. government securities only when the Advisor is satisfied that the credit risk with respect to the issuer is minimal.


WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (I.E., delivery and payment can take place between a month and 120 days after the date


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of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund's NAV. A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% (10% with respect to the Money Market Fund) of the Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with its custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that a Fund's NAV or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed-delivery basis.

ZERO COUPON BONDS


The Fixed Income Funds, Absolute Return Strategies Fund, Alternative Strategies Allocation Fund, Hedged Equity Fund, and Essential Portfolio Funds may invest in U.S. Treasury zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Because dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Fund may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity. Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of "Separate Trading of Registered Interest and Principal of Securities" (or "STRIPS"). While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.


ADDITIONAL INFORMATION ABOUT THE SECTOR FUNDS

BANKING FUND


The Fund may invest in companies engaged in accepting deposits and making commercial and principally non-mortgage consumer loans. In addition, these companies may offer services such as merchant banking, consumer and commercial finance, brokerage, financial planning, wealth management, leasing, mortgage finance and insurance. These companies may concentrate their operations within a specific part of the country rather than operating predominantly on a national or international scale.

SEC regulations provide that the Fund may not invest more than 5% of its total assets in the securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities. These companies, as well as those deriving more than 15% of profits from brokerage and investment management activities, will be considered to be "principally engaged" in this Fund's business activity. Rule 12d3-1 under the 1940 Act, allows investment portfolios such as this Fund, to invest in companies engaged in securities-related activities subject to certain conditions. Purchases of securities of a company that derived 15% or less of gross revenues during its most recent fiscal year from securities-related activities (I.E., broker/dealer, underwriting, or investment advisory activities) are subject only to the same percentage limitations as would apply to any other security the Fund may purchase. The Fund may purchase securities of an issuer that derived more than 15% of it gross revenues in its most recent fiscal year from securities-related activities, subject to the following conditions:

     a. the purchase cannot cause more than 5% of the Fund's total assets to be invested in securities of that issuer;

     b. for any equity security, the purchase cannot result in the Fund owning more than 5% of the issuer's outstanding securities in that class;

     c. for a debt security, the purchase cannot result in the fund owning more than 10% of the outstanding principal amount of the issuer's debt securities.

In applying the gross revenue test, an issuer's own securities-related activities must be combined with its ratable share of securities-related revenues from enterprises in which it owns a 20% or greater voting or equity interest. All of the above percentage limitations, as well as the issuer's gross revenue test, are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. The Fund will not be required to divest its holding of a particular issuer when circumstances subsequent to the purchase cause one of the above conditions to not be met. The purchase of a general partnership interest in a securities-related business is prohibited.


BASIC MATERIALS FUND


The Fund may invest in companies engaged in the manufacture, mining, processing, or distribution of raw materials as well as intermediate goods used in the industrial sector. The Fund may invest in companies handling products such as chemicals, lumber, paper, copper, iron ore, nickel, steel, aluminum, textiles, cement, and gypsum. The Fund may also invest in the securities of mining, processing, transportation, and distribution companies primarily involved in this sector.


BIOTECHNOLOGY FUND

The Fund may invest in companies engaged in the research, development, sale, and manufacture of various biotechnological products, services and processes. These include companies involved with developing or experimental technologies such as generic engineering, hybridoma and recombinant DNA techniques and monoclonal antibodies. The Fund may also invest in companies that manufacture and/or distribute biotechnological and biomedical products, including devices and instruments, and that provide or benefit significantly from scientific and technological advances in biotechnology. Some biotechnology companies may provide processes or services instead of, or in addition to, products.

The description of the biotechnology sector may be interpreted broadly to include applications and developments in such areas as human health care (cancer, infectious disease, diagnostics and therapeutics); pharmaceuticals (new drug development and production); agricultural and veterinary applications (improved seed varieties, animal growth hormones); chemicals (enzymes, toxic waste treatment); medical/surgical (epidermal growth factor, in vivo imaging/therapeutics); and industry (biochips, fermentation, enhanced mineral recovery).

CONSUMER PRODUCTS FUND


The Fund may invest in companies engaged in the manufacture of goods to consumers, both domestically and internationally. The Fund also may invest in companies that manufacture, wholesale or retail non-durable goods such as beverages, tobacco, household and personal care products. The Fund may invest in owners and operators of distributors, food retail stores, pharmacies, hypermarkets and super centers selling food and a wide-range of consumer staple products. The Fund may invest in distillers, vintners and producers of alcoholic beverages, beer, malt liquors, non-alcoholic beverages (including mineral water). The Fund may invest in producers of agricultural products (crop growers, owners of plantations) and companies that produce and process food, producers of packaged foods (including dairy products, fruit juices, meats, poultry, fish and pet foods) and producers of non-durable household products (including detergents, soaps, diapers and other tissue and household paper products). The Fund may also invest in manufacturers of personal and beauty care products, including cosmetics and perfumes.


ELECTRONICS FUND

The Fund may invest in companies engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors. In addition, the Fund may invest in companies in the fields of defense electronics, medical electronics, consumer electronics, advanced manufacturing technologies (computer-aided design and computer-aided manufacturing ("CAD/CAM"), computer-aided engineering, and robotics), lasers and electro-optics, and other developing electronics technologies.

ENERGY FUND

The Fund may invest in companies in the energy field, including the conventional areas of oil, gas, electricity and coal, and alternative sources of energy such as nuclear, geothermal, oil shale and solar power. The business activities of companies in which the Fund may invest include production, generation, transmission, refining, marketing, control, distribution or measurement of energy or energy fuels such as petrochemicals; providing component parts or services to companies engaged in the above activities; energy research or experimentation; and environmental activities related to pollution control. Companies participating in new activities resulting from technological advances or research discoveries in the energy field may also be considered for this Fund.

ENERGY SERVICES FUND

The Fund may invest in companies in the energy services field, including those that provide services and equipment to the conventional areas of oil, gas, electricity and coal, and alternative sources of energy such as nuclear, geothermal, oil shale and solar power. The Fund may invest in companies involved in providing services and equipment for drilling processes such as offshore and onshore drilling, drill bits, drilling rig equipment, drilling string equipment, drilling fluids, tool joints and wireline logging. Many energy service companies are engaged in production and well maintenance, providing such products and services as packers, perforating equipment, pressure pumping, downhole equipment, valves, pumps, compression equipment, and well completion equipment and service. Certain companies supply energy providers with exploration technology such as seismic data, geological and geophysical services, and interpretation of this data. The Fund may also invest in companies with a variety of underwater well services, helicopter services, geothermal plant design or construction, electric and nuclear plant design or construction, energy related capital equipment, mining related equipment or services, and high technology companies serving these industries.

FINANCIAL SERVICES FUND


The Fund may invest in companies that are involved in the financial services sector, including commercial and investment banks, savings and loan associations, consumer and industrial finance companies, investment banking, asset management, securities brokerage companies, real estate-related companies, leasing companies, and a variety of firms in all segments of the insurance industry such as multi-line, property and casualty, and life insurance.

The financial services sector is currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For example, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries.


SEC regulations provide that the Fund may not invest more than 5% of its total assets in the securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities. These companies, as well as those deriving more than 15% of profits from brokerage and investment management activities, will be considered to be "principally engaged" in this Fund's business activity. Rule 12d3-1 under the 1940 Act, allows investment portfolios such as this Fund, to invest in companies engaged in securities-related activities subject to certain conditions. Purchases of securities of a company that derived 15% or less of gross revenues during its most recent fiscal year from securities-related activities (I.E., broker/dealer, underwriting, or investment advisory activities) are subject only to the same percentage limitations as would apply to any other security the Fund may purchase. The Fund may purchase securities of an issuer that derived more than 15% of it gross revenues in its most recent fiscal year from securities-related activities, subject to the following conditions:

     a. the purchase cannot cause more than 5% of the Fund's total assets to be invested in securities of that issuer;

     b. for any equity security, the purchase cannot result in the Fund owning more than 5% of the issuer's outstanding securities in that class;

     c. for a debt security, the purchase cannot result in the fund owning more than 10% of the outstanding principal amount of the issuer's debt securities.

In applying the gross revenue test, an issuer's own securities-related activities must be combined with its ratable share of securities-related revenues from enterprises in which it owns a 20% or greater voting or equity interest. All of the above percentage limitations, as well as the issuer's gross revenue test, are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. The Fund will not be required to divest its holding of a particular issuer when circumstances subsequent to the purchase cause one of the above conditions to not be met. The purchase of a general partnership interest in a securities-related business is prohibited.

HEALTH CARE FUND

The Fund may invest in companies that are involved in the health care industry including companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. Companies in the health care sector may include pharmaceutical companies; firms that design, manufacture, sell, or supply medical, dental, and optical products, hardware or services; companies involved in biotechnology, medical diagnostic, and biochemical research and development, as well as companies involved in the operation of health care facilities.

INTERNET FUND

The Fund may invest in companies that are involved in the Internet sector including companies which the Advisor believes should benefit from the commercialization of technological advances, although they may not be directly involved in research and development. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware or software which impacts Internet commerce; or provide Internet access to consumers and businesses.

LEISURE FUND


The Fund may invest in companies engaged in the design, production, or distribution of goods or services in the leisure industries including television and radio broadcasting or manufacturing (including cable television); motion pictures and photography; recordings and musical instruments; publishing, including newspapers and magazines; sporting goods and camping and recreational equipment; and sports arenas. Other goods and services may include toys and games (including video and other electronic games), amusement and theme parks, travel and travel-related services, lodging, restaurants, leisure equipment and gaming casinos.


PRECIOUS METALS FUND

The Fund may invest in the equity securities of U.S. and foreign companies that are involved in the precious metals sector ("Precious Metals Companies"). Precious Metals Companies include precious metals manufacturers; distributors of precious metals products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies.

RETAILING FUND


The Fund may invest in companies that are involved in the retailing sector including companies engaged in merchandising finished goods and services primarily to individual consumers. The Fund may also invest in companies primarily distributing goods to merchandisers. Companies in which the Fund may invest include general merchandise retailers, department stores, internet retailers and any specialty retailers selling a single category of merchandise such as apparel, toys, jewelry, consumer electronics, home furnishings or home improvement products. The Fund may also invest in companies engaged in selling goods and services through alternative means such as direct telephone marketing, mail order, membership warehouse clubs, computer, or video based electronic systems.


TECHNOLOGY FUND


The Fund may invest in companies that are involved in the technology sector including companies that the Advisor believes have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements. These may include, for example, companies that develop, produce, or distribute products or services in the computer, semiconductor, electronics and communications.


TELECOMMUNICATIONS FUND

The Fund may invest in companies that are involved in the telecommunications sector including companies engaged in the development, manufacture, or sale of communications services and/or equipment. Companies in the telecommunications field offer a variety of services and products, including local and long-distance telephone service; cellular, paging, local and wide-area product networks; satellite, microwave and cable television; Internet access; and equipment used to provide these products and services. Long-distance telephone companies may also have interests in developing technologies, such as fiber optics and data transmission. Certain types of companies in which the Fund may invest are engaged in fierce competition for a share of the market for goods or services such as private and local area networks, or are engaged in the sale of telephone set equipment.

TRANSPORTATION FUND

The Fund may invest in companies that are involved in the transportation sector, including companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment. Transportation services may include companies involved in the movement of freight and/or people such as airline, railroad, ship, truck, and bus companies. Other service companies include those that provide leasing and maintenance for automobiles, trucks, containers, rail cars, and planes. Equipment manufacturers include makers of trucks, automobiles, planes, containers, rail cars, or any other mode of transportation and their related products. In addition, the Fund may invest in companies that sell fuel-saving devices to the transportation industries and those that sell insurance and software developed primarily for transportation companies.

UTILITIES FUND

The Fund will invest primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations as described in the Fund's Prospectuses. Such companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies involved in the public communication field, including telephone, telegraph, satellite, microwave and other public communication facilities.

DESCRIPTION OF THE MONEY MARKET FUND

The Money Market Fund seeks to provide security of principal, high current income, and liquidity. The Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and may invest any remaining assets in receipts and enter into repurchase agreements fully collateralized by U.S. government securities.

The Money Market Fund is governed by SEC rules that impose certain liquidity, maturity and diversification requirements. The Money Market Fund's assets are valued using the amortized cost method, which enables the Money Market Fund to maintain a stable NAV. All securities purchased by the Money Market Fund must have remaining maturities of 397 days or less. Although the Money Market Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained.


SPECIAL CONSIDERATIONS REGARDING THE USE OF LEVERAGED AND INVERSE INVESTMENT STRATEGIES

To the extent discussed above and in the Prospectuses, the Domestic Equity Funds (except for the Multi-Cap Core Equity, NASDAQ-100(R), Russell 2000(R), S&P 500, and Sector Rotation Funds), Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Fixed Income Funds (except for the High Yield Strategy Fund), Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund, present certain risks, some of which are further described below.

LEVERAGE. The Mid-Cap 1.5x Strategy, Nova, Russell 2000(R) 1.5x Strategy, Europe 1.25x Strategy, Japan 2x Strategy, Government Long Bond 1.2x Strategy, and Strengthening Dollar 2x Strategy Funds (the "Leveraged Funds") and the Weakening Dollar 2x Strategy Funds (the "Leveraged Inverse Funds") employ leverage as a principal investment strategy and all of the Leveraged Funds and Leveraged Inverse Funds may borrow or use other forms of leverage for investment purposes. Utilization of leverage involves special risks and should be considered to be speculative. Leverage exists when a Leveraged Fund or Leveraged Inverse Fund achieves the right to a return on a capital base that exceeds the amount the Leveraged Fund or Leveraged Inverse Fund has invested. Leverage creates the potential for greater gains to shareholders of the Leveraged Funds and

Leveraged Inverse Funds during favorable market conditions and the risk of magnified losses during adverse market conditions. Leverage should cause higher volatility of the NAVs of the shares of the Leveraged Funds and Leveraged Inverse Funds. Leverage may involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires the Leveraged Funds and Leveraged Inverse Funds to pay interest, which would decrease the Leveraged Funds' and Leveraged Inverse Funds' total return to shareholders. If the Leveraged Funds and Leveraged Inverse Funds achieve their investment objectives, during adverse market conditions, shareholders should experience a loss greater than they would have incurred had these Funds not been leveraged.

SPECIAL NOTE REGARDING THE CORRELATION RISKS OF THE LEVERAGED FUNDS AND LEVERAGED INVERSE FUNDS. As discussed in the Prospectuses, each of the Leveraged Funds and Leveraged Inverse Funds are "leveraged" funds in the sense that each has an investment objective to match a multiple of the performance of an index on a given day. The Leveraged Funds and Leveraged Inverse Funds are subject to all of the risks described in the Prospectuses. In addition, there is a special form of correlation risk that derives from the Leveraged Funds and Leveraged Inverse Funds use of leverage. For periods greater than one day, the use of leverage tends to cause the performance of a Leveraged Fund or Leveraged Inverse Fund to be either greater than, or less than, the Underlying Index performance times the stated multiple in the fund objective.

A Leveraged Fund's or Leveraged Inverse Fund's return for periods longer than one day is primarily a function of the following: (a) index performance; (b) index volatility; (c) financing rates associated with leverage; (d) other fund expenses; (e) dividends paid by companies in the index; and (f) period of time.

A leveraged fund's performance can be estimated given any set of assumptions for the factors described above. The tables below illustrate the impact of two factors, index volatility and index performance, on a leveraged fund. Index volatility is a statistical measure of the magnitude of fluctuations in the returns of an index and is calculated as the standard deviation of the natural logarithms of one plus the index return (calculated daily), multiplied by the square root of the number of trading days per year (assumed to be 252). The tables show estimated fund returns for a number of combinations of index performance and index volatility over a one year period. Assumptions used in the tables include: a) no dividends paid by the companies included in the index; b) no fund expenses; and c) borrowing/lending rates (to obtain leverage) of zero percent. If fund expenses were included, the fund's performance would be lower than shown.

The first table below shows the estimated fund return over a one-year period for a leveraged fund that has an investment objective to correspond to twice (200% of) the daily performance of an index. The leveraged fund could be expected to achieve a 30% return on a yearly basis if the index performance was 15%, absent any costs or the correlation risk or other factors described above and in the Prospectuses under "Understanding Compounding & the Effect of Leverage." However, as the table shows, with an index volatility of 20%, such a fund would return 27%, again absent any costs or other factors described above and in the Prospectuses under "Understanding Compounding & the Effect of Leverage." In the charts below, unshaded areas represent those scenarios where a leveraged fund with the investment objective described will outperform (I.E., return more than) the index performance times the stated multiple in the leveraged fund's investment objective; conversely, shaded areas represent those scenarios where the leveraged fund will underperform (I.E., return less than) the index performance times the stated multiple in the fund's investment objective.

                      LEVERAGED FUND MEDIAN ANNUAL RETURNS

      INDEX PERFORMANCE
----------------------------
                 200% OF ONE                     MARKET VOLATILITY
ONE YEAR INDEX   YEAR INDEX    ---------------------------------------------------
 PERFORMANCE     PERFORMANCE   10%   15%   20%   25%   30%   35%   40%   45%   50%
--------------   -----------   ---   ---   ---   ---   ---   ---   ---   ---   ---
     -40%            -80%      -64%  -64%  -65%  -65%  -67%  -68%  -69%  -70%  -71%
     -35%            -70%      -58%  -59%  -59%  -60%  -62%  -63%  -64%  -65%  -66%
     -30%            -60%      -52%  -53%  -52%  -53%  -55%  -56%  -58%  -60%  -61%
     -25%            -50%      -45%  -46%  -46%  -47%  -48%  -50%  -52%  -53%  -55%
     -20%            -40%      -36%  -37%  -39%  -40%  -41%  -43%  -44%  -47%  -50%
     -15%            -30%      -29%  -29%  -30%  -32%  -33%  -36%  -38%  -40%  -43%
     -10%            -20%      -20%  -21%  -23%  -23%  -26%  -28%  -31%  -32%  -36%
      -5%            -10%      -11%  -12%  -13%  -16%  -18%  -20%  -23%  -25%  -29%
       0%              0%       -1%   -2%   -4%   -6%   -8%  -11%  -14%  -17%  -20%
       5%             10%        9%    8%    6%    3%    2%   -3%   -5%   -8%  -12%
      10%             20%       19%   19%   16%   15%   10%    9%    4%    0%   -5%
      15%             30%       31%   29%   27%   25%   21%   19%   15%   11%    6%
      20%             40%       43%   41%   38%   35%   32%   27%   23%   18%   13%
      25%             50%       54%   52%   50%   48%   43%   39%   34%   29%   22%
      30%             60%       69%   64%   62%   58%   56%   49%   43%   39%   34%
      35%             70%       79%   77%   75%   70%   68%   61%   57%   50%   43%
      40%             80%       92%   91%   88%   82%   81%   73%   67%   62%   54%

The second table below shows the estimated fund return over a one-year period for a leveraged inverse fund that has an investment objective to correspond to twice (200% of) the opposite of the daily performance of an index. The leveraged inverse fund could be expected to achieve a -30% return on a yearly basis if the index performance was 15%, absent any costs or the correlation risk or other factors described above and in the Prospectuses under "Understanding Compounding & the Effect of Leverage." However, as the table shows, with an index volatility of 20%, such a fund would return -33%, again absent any costs or other factors described above and in the Prospectuses under "Understanding Compounding & the Effect of Leverage." In the charts below, unshaded areas represent those scenarios where a leveraged fund with the investment objective described will outperform (I.E., return more than) the index performance times the stated multiple in the leveraged fund's investment objective; conversely, shaded areas represent those scenarios where the leveraged fund will underperform (I.E., return less than) the index performance times the stated multiple in the fund's investment objective.

                  LEVERAGED INVERSE FUND MEDIAN ANNUAL RETURNS

      INDEX PERFORMANCE
----------------------------
                 200% OF ONE                     MARKET VOLATILITY
ONE YEAR INDEX   YEAR INDEX    ---------------------------------------------------
 PERFORMANCE     PERFORMANCE   10%   15%   20%   25%   30%   35%   40%   45%   50%
--------------   -----------   ---   ---   ---   ---   ---   ---   ---   ---   ---
     -40%             80%      165%  153%  145%  127%  114%   99%   74%   57%   35%
     -35%             70%      130%  122%  109%   96%   84%   68%   51%   32%   17%
     -30%             60%       98%   93%   79%   68%   58%   46%   29%   16%    1%
     -25%             50%       73%   68%   58%   49%   36%   26%   13%    2%  -13%
     -20%             40%       51%   45%   39%   31%   20%   12%   -2%  -11%  -23%
     -15%             30%       35%   29%   23%   16%    6%   -2%  -12%  -22%  -30%

     -10%             20%       20%   16%    9%    3%   -5%  -13%  -21%  -30%  -39%
      -5%             10%        8%    5%   -2%   -8%  -14%  -21%  -30%  -38%  -46%
       0%              0%       -3%   -7%  -12%  -17%  -23%  -28%  -37%  -44%  -51%
       5%            -10%      -12%  -15%  -19%  -25%  -31%  -35%  -43%  -47%  -55%
      10%            -20%      -19%  -23%  -27%  -32%  -36%  -43%  -47%  -53%  -59%
      15%            -30%      -27%  -29%  -32%  -37%  -42%  -46%  -53%  -58%  -63%
      20%            -40%      -33%  -35%  -38%  -42%  -46%  -50%  -56%  -60%  -66%
      25%            -50%      -38%  -40%  -43%  -47%  -51%  -55%  -59%  -64%  -68%
      30%            -60%      -43%  -44%  -47%  -51%  -55%  -59%  -62%  -66%  -71%
      35%            -70%      -46%  -49%  -52%  -53%  -58%  -61%  -66%  -68%  -73%
      40%            -80%      -50%  -52%  -55%  -57%  -61%  -64%  -68%  -71%  -75%

The foregoing tables are intended to isolate the effect of index volatility and index performance on the return of a leveraged fund. A Leveraged Fund's or Leveraged Inverse Fund's actual returns may be significantly greater or less than the returns shown above as a result of any of the factors discussed above or under "Understanding Compounding & the Effect of Leverage" in the Prospectuses.


INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Funds, and cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund's outstanding shares, whichever is less.


FUNDAMENTAL POLICIES OF THE DOMESTIC EQUITY FUNDS (EXCEPT THE INVERSE NASDAQ-100(R) STRATEGY FUND, INVERSE S&P 500 STRATEGY FUND, NOVA FUND AND NASDAQ-100(R) FUND), DOMESTIC EQUITY-STYLE FUNDS, SECTOR FUNDS (EXCEPT FOR THE PRECIOUS METALS FUND), INTERNATIONAL EQUITY FUNDS, HIGH YIELD STRATEGY FUND, INVERSE HIGH YIELD STRATEGY FUND, ALTERNATIVE INVESTMENT FUNDS, AND ESSENTIAL PORTFOLIO FUNDS


Each Fund shall not:


1. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing (such investment strategies are only limited by the Fund's ability to purchase securities or segregate assets equal to the Fund's investment). Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.


2. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.


3. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

4. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases, except that this restriction does not apply to the Commodities Strategy Fund.


7. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry; except that, (i) to the extent the benchmark selected for a particular Domestic Equity Fund (except for the Multi-Cap Core Equity Fund and Sector Rotation Fund), Domestic Equity-Style Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, or Alternative Investment Fund (except for the Absolute Return Strategies Fund, Alternative Strategies Allocation Fund, Hedged Equity Fund, and Real Estate
     Fund) is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry; and (ii) a Sector Fund or the Real Estate Fund will be concentrated in an industry or group of industries within a sector. This limitation does not apply to investments or obligations of the U.S. government or any of its agencies or instrumentalities, or shares of investment companies.

The Alternative Strategies Allocation Fund and each Essential Portfolio Fund shall not:

8 With respect to 75% of the Fund's assets: (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

FUNDAMENTAL POLICIES OF THE INVERSE NASDAQ-100(R) STRATEGY FUND, INVERSE S&P 500 STRATEGY FUND, NOVA FUND, NASDAQ-100(R) FUND, PRECIOUS METALS FUND, GOVERNMENT LONG BOND 1.2X STRATEGY FUND, AND INVERSE GOVERNMENT LONG BOND STRATEGY FUND


Each Fund shall not:

9. Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of the Fund's total assets would be lent to other parties, except (i) through the purchase of a portion of an issue of debt securities in accordance with the Fund's investment objective, policies, and limitations; or (ii) by engaging in repurchase agreements with respect to portfolio securities; or (iii) through the loans of portfolio securities provided the borrower maintains collateral equal to at least 100% of the value of the borrowed security and marked-to-market daily.

10.  Underwrite securities of any other issuer.

11. Purchase, hold, or deal in real estate or oil and gas interests, although the Fund may purchase and sell securities that are secured by real estate or interests therein and may purchase mortgage-related securities and may hold and sell real estate acquired for the Fund as a result of the ownership of securities.

12. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued but excluding liabilities and indebtedness not constituting senior securities), except that the Fund may issue senior securities in connection with transactions in options, futures, options on futures, and other similar investments, and except as otherwise permitted herein and in Investment Restriction Nos. 13, 15, 16, and 17, as applicable to the Fund.

13. Pledge, mortgage, or hypothecate the Fund's assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with: (i) the writing of covered put and call options; (ii) the purchase of securities on a forward-commitment or delayed-delivery basis; and (iii) collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, including those relating to indices, and options on futures contracts or indices.

14. Invest in commodities, except that a Fund may purchase and sell futures contracts, including those relating to securities, currencies, indices, and options on futures contracts or indices and currencies underlying or related to any such futures contracts, and purchase and sell currencies (and options thereon) or securities on a forward-commitment or delayed-delivery basis.

     14.1 THE PRECIOUS METALS FUND MAY (A) TRADE IN FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS; OR (B) INVEST IN PRECIOUS METALS AND PRECIOUS MINERALS.

15. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry (except that, to the extent the benchmark selected for the Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry). This limitation does not apply to investments or obligations of the U.S. government or any of its agencies or instrumentalities, or shares of investment companies.

     15.1 THE PRECIOUS METALS FUND WILL INVEST 25% OR MORE OF THE VALUE OF ITS TOTAL ASSETS IN SECURITIES IN THE METALS-RELATED AND MINERALS-RELATED INDUSTRIES.

16. Borrow money, except (i) as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of the Fund's total assets from a bank or (ii) in an amount up to one-third of the value of the Fund's total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. This provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.

     16.1 THE NOVA FUND AND THE GOVERNMENT LONG BOND 1.2X STRATEGY FUND MAY BORROW MONEY, SUBJECT TO THE CONDITIONS OF PARAGRAPH 16, FOR THE PURPOSE OF INVESTMENT LEVERAGE.

     16.2 THE INVERSE GOVERNMENT LONG BOND STRATEGY FUND MAY BORROW MONEY, SUBJECT TO THE CONDITIONS OF PARAGRAPH 16, BUT SHALL NOT MAKE PURCHASES WHILE BORROWING IN EXCESS OF 5% OF THE VALUE OF ITS ASSETS. FOR PURPOSES OF THIS SUBPARAGRAPH, FUND ASSETS INVESTED IN REVERSE REPURCHASE AGREEMENTS ARE INCLUDED IN THE AMOUNTS BORROWED.

17. Make short sales of portfolio securities or purchase any portfolio securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The deposit or payment by the Fund of initial or variation margin in connection with futures or options transactions is not considered to be a securities purchase on margin. The Fund may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost ("selling against the box").

     17.1 THE INVERSE NASDAQ-100(R) STRATEGY FUND, INVERSE S&P 500 STRATEGY FUND, AND INVERSE GOVERNMENT LONG BOND STRATEGY FUND, MAY ENGAGE IN SHORT SALES OF PORTFOLIO SECURITIES OR MAINTAIN A SHORT POSITION IF AT ALL TIMES WHEN A SHORT POSITION IS OPEN (I) THE FUND MAINTAINS A SEGREGATED ACCOUNT WITH THE FUND'S CUSTODIAN TO COVER THE SHORT POSITION IN ACCORDANCE WITH THE POSITION OF THE SEC OR (II) THE FUND OWNS AN EQUAL AMOUNT OF SUCH SECURITIES OR SECURITIES CONVERTIBLE INTO OR EXCHANGEABLE, WITHOUT PAYMENT OF ANY FURTHER CONSIDERATION, FOR SECURITIES OF THE SAME ISSUE AS, AND EQUAL IN AMOUNT TO, THE SECURITIES SOLD SHORT.

FUNDAMENTAL POLICIES APPLICABLE TO THE MONEY MARKET FUND

The Money Market Fund shall not:

18. Make loans to others except through the purchase of qualified debt obligations, loans of portfolio securities and entry into repurchase agreements.

19. Lend the Money Market Fund's portfolio securities in excess of 15% of the Money Market Fund's total assets. Any loans of the Money Market Fund's portfolio securities will be made according to guidelines established by the Board, including maintenance of cash collateral of the borrower equal at all times to the current market value of the securities loaned.

20. Issue senior securities, except as permitted by the Money Market Fund's investment objectives and policies.

21.  Write or purchase put or call options.

22. Invest in securities of other investment companies, except as these securities may be acquired as part of a merger, consolidation, acquisition of assets, or plan of reorganization.

23. Mortgage, pledge, or hypothecate the Money Market Fund's assets except to secure permitted borrowings. In those cases, the Money Market Fund may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of the Money Market Fund at the time of the borrowing.

24. Make short sales of portfolio securities or purchase any portfolio securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

NON-FUNDAMENTAL POLICIES


The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board.

Each Fund may not:

1. Invest in warrants (this limitation does not apply to the Absolute Return Strategies Fund, Hedged Equity Fund, S&P 500 Fund, Russell 2000(R) Fund, Russell 2000(R) 2x Strategy Fund, or Essential Portfolio Funds).

2. Invest in real estate limited partnerships (this limitation does not apply to the Real Estate Fund).

3. Invest in mineral leases (this limitation does not apply to the Absolute Return Strategies Fund, Hedged Equity Fund, S&P 500 Fund, Russell 2000(R) Fund, Russell 2000(R) 2x Strategy Fund, or Essential PortfoLio Funds).

4. Acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) or
     (F), if such Fund is an Essential Portfolio Underlying Fund or an Alternative Strategies Allocation Underlying Fund.

The Domestic Equity Funds (except for the Inverse NASDAQ-100(R) Strategy Fund, Inverse S&P 500 Strategy Fund, NovA Fund, and NASDAQ-100(R) Fund), Domestic Equity-Style Funds, Sector Funds, International Equity Funds, High YielD Strategy Fund, Inverse High Yield Strategy Fund, Alternative Investment Funds, and Essential Portfolio Funds may not:

5. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by Fundamental Policy No. 1 above, or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

6. Invest in companies for the purpose of exercising control (except for the S&P 500 Fund, Russell 2000(R) Fund, International Rotation Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Alternative Strategies Allocation Fund and Essential Portfolio Funds).

7. Purchase securities on margin or effect short sales, except that the Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

8. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

9. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

The Russell 2000(R) 1.5x Strategy Fund may not:

10. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform similarly to the securities of companies in its underlying index, without 60 days' prior notice to shareholders.

The Inverse S&P 500 Strategy Fund, Inverse NASDAQ-100(R) Strategy Fund, and Inverse Russell 2000(R) Strategy Fund each may not:

11. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite the securities of companies in its underlying index, without 60 days' prior notice to shareholders.

The S&P 500 Fund, NASDAQ-100(R) Fund, and Russell 2000(R) Fund each may not:

12. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days' prior notice to shareholders.

The Mid-Cap 1.5x Strategy Fund may not:

13. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the S&P MidCap 400(R) Index) and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days' prior notice to shareholders.

The Inverse Mid-Cap Strategy Fund may not:

14. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies in its underlying index (currently, the S&P MidCap 400(R) Index) without 60 days' prior notice to shareholders.


The Large-Cap Growth Fund may not:

15. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the S&P 500/Citigroup Pure Growth Index) and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days' prior notice to shareholders.

The Large-Cap Value Fund may not:

16. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the S&P 500/Citigroup Pure Value Index) and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days' prior notice to shareholders.

The Mid-Cap Growth Fund may not:

17. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the S&P MidCap 400/Citigroup Pure Growth Index) and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days' prior notice to shareholders.

The Mid-Cap Value Fund may not:

18. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the S&P MidCap 400/Citigroup Pure Value Index) and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days' prior notice to shareholders.

The Small-Cap Growth Fund may not:

19. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the S&P SmallCap 600/Citigroup Pure Growth Index) and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days' prior notice to shareholders.

The Small-Cap Value Fund may not:

20. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the S&P SmallCap 600/Citigroup Pure Value Index) and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days' prior notice to shareholders.

The Multi-Cap Core Equity Fund and Hedged Equity Fund each may not:

21. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities (and derivatives thereof) without 60 days' prior notice to shareholders.

Each Sector Fund and the Real Estate Fund may not:

22. Change its investment strategy to invest at least 80% of its net assets in equity securities (and derivatives thereof) of companies in its respective sector without 60 days' prior notice to shareholders.

The Europe 1.25x Strategy Fund may not:

23. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the Dow Jones STOXX 50 Index(SM)) and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days' prior notice to shareholders.


The Japan 2x Strategy Fund may not:

24. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the Nikkei 225 Stock Average) and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days' prior notice to shareholders.


The Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund each may not:

25. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities issued by the U.S. government (and derivatives thereof) without 60 days' prior notice to shareholders.

The Inverse Government Long Bond Strategy Fund may not:

26. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to fixed income securities issued by the U.S. government without 60 days' prior notice to shareholders.

The High Yield Strategy Fund may not:

27. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that in combination have economic characteristics similar to the U.S. and Canadian high yield bond markets and/or in high yield debt securities without 60 days' prior notice to shareholders.

The Inverse High Yield Strategy Fund may not:

28. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that in combination should provide inverse exposure to the U.S. and Canadian high yield bond markets without 60 days' prior notice to shareholders.


With respect to both the fundamental and non-fundamental policies of the Funds, the foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security, except for the fundamental limitation on borrowing described in paragraph 1 above under the heading "Fundamental Policies of the Domestic Equity Funds (except for the Inverse NASDAQ-100(R) Strategy Fund, Inverse S&P 500 Strategy Fund, Nova Fund, and NASDAQ-100(R) Fund), Domestic Equity-Style Funds, Sector Funds (except for the Precious Metals Fund), International Equity Funds, High Yield Strategy Fund, Inverse High Yield Strategy Fund, and Alternative Investment Funds" and in paragraph 16 above under the heading "Fundamental Policies of the Inverse NASDAQ-100(R) Strategy Fund, Inverse S&P 500 Strategy Fund, Nova

Fund, NASDAQ-100(R) Fund, Fixed Income Funds, and PreciouS Metals Fund." With respect to borrowings in accordance with the limitations set forth in paragraphs 1 and 16, in the event that such asset coverage shall at any time fall below 300 per centum, a Fund must reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300 per centum within three days thereafter.


BROKERAGE ALLOCATION AND OTHER PRACTICES


With respect to the Alternative Strategies Allocation and Essential Portfolio Funds, the Funds will purchase and sell the principal portion of Fund securities (I.E., shares of the Underlying Funds) by dealing directly with the issuer of the Underlying Funds. As such, the Funds are not expected to incur brokerage commissions with respect to their investments in the Underlying Funds.


BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Advisor may place a combined order, often referred to as "bunching," for two or more accounts it manages, including any of the Funds, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or a Fund may obtain, it is the opinion of the Advisor and the Trust's Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances a Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Advisor believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.


For the fiscal years ended March 31, 2006, 2007 and 2008, the Funds paid the following brokerage commissions:

                                             AGGREGATE         AGGREGATE         AGGREGATE
                                             BROKERAGE         BROKERAGE         BROKERAGE
                                FUND        COMMISSIONS       COMMISSIONS       COMMISSIONS
                              INCEPTION    DURING FISCAL     DURING FISCAL     DURING FISCAL
FUND NAME                       DATE      YEAR ENDED 2006   YEAR ENDED 2007   YEAR ENDED 2008
---------------------------   ---------   ---------------   ---------------   ---------------
Inverse Mid-Cap Strategy
   Fund                       2/20/2004    $    3,040        $    4,116         $    2,110
Inverse NASDAQ-100(R)
   Strategy Fund               9/3/1998    $   43,172*       $   18,514*        $   14,211
Inverse Russell 2000(R)
   Strategy Fund              2/20/2004    $    9,558        $   15,173         $   63,060

                                             AGGREGATE         AGGREGATE         AGGREGATE
                                             BROKERAGE         BROKERAGE         BROKERAGE
                                FUND        COMMISSIONS       COMMISSIONS       COMMISSIONS
                              INCEPTION    DURING FISCAL     DURING FISCAL     DURING FISCAL
FUND NAME                       DATE      YEAR ENDED 2006   YEAR ENDED 2007   YEAR ENDED 2008
---------------------------   ---------   ---------------   ---------------   ---------------
Inverse S&P 500 Strategy
   Fund                        1/7/1994    $   62,241*       $   38,927*        $   34,148
Mid-Cap 1.5x Strategy Fund    8/16/2000    $  293,121        $  140,292         $   59,666
Multi-Cap Core Equity Fund    9/23/2002    $  216,857        $  116,399         $   81,982
Nova Fund                     7/12/1993    $  320,427*       $  220,149*        $  128,315
NASDAQ-100(R) Fund            2/14/1994    $1,019,935        $  566,145         $  269,717
Russell 2000(R) Fund           6/1/2006              **      $   12,709         $   16,352
Russell 2000(R) 1.5x
   Strategy Fund              11/1/2000    $  871,303        $  223,771         $  120,424
S&P 500 Fund                   6/1/2006              **      $    2,862         $   12,571
Sector Rotation Fund          3/22/2002    $  562,308        $1,013,816         $  639,382
Large-Cap Growth Fund         2/20/2004    $  375,472        $  201,806         $  149,831
Large-Cap Value Fund          2/20/2004    $  626,468        $  686,126         $  430,645
Mid-Cap Growth Fund           2/20/2004    $  470,678        $  124,450         $  171,191
Mid-Cap Value Fund            2/20/2004    $  745,060        $  314,663         $  142,170
Small-Cap Growth Fund         2/20/2004    $  664,728        $  215,826         $  169,102
Small-Cap Value Fund          2/20/2004    $1,048,554        $  534,313         $  310,276
Banking Fund                   4/1/1998    $  179,372        $  116,037         $  154,013
Basic Materials Fund           4/1/1998    $  330,761        $  169,333         $  259,293
Biotechnology Fund             4/1/1998    $  540,308        $  348,159         $  207,573
Consumer Products Fund         7/6/1998    $  231,148        $  171,118         $  116,599
Electronics Fund               4/1/1998    $  860,942        $  453,515         $  279,397
Energy Fund                   4/21/1998    $  472,307        $  221,241         $  114,048
Energy Services Fund           4/1/1998    $  424,270        $  264,768         $  233,733
Financial Services Fund        4/2/1998    $  242,685        $  201,322         $  151,215
Health Care Fund              4/17/1998    $  332,316        $  268,969         $  153,085
Internet Fund                  4/6/2000    $  428,669        $  246,691         $  151,632
Leisure Fund                   4/1/1998    $  200,373        $  198,276         $   56,776
Precious Metals Fund          12/1/1993    $1,836,202        $1,613,290         $  715,630
Retailing Fund                 4/1/1998    $  248,167        $  138,593         $   83,379
Technology Fund               4/14/1998    $  362,395        $  370,460         $  191,828

                                             AGGREGATE         AGGREGATE         AGGREGATE
                                             BROKERAGE         BROKERAGE         BROKERAGE
                                FUND        COMMISSIONS       COMMISSIONS       COMMISSIONS
                              INCEPTION    DURING FISCAL     DURING FISCAL     DURING FISCAL
FUND NAME                       DATE      YEAR ENDED 2006   YEAR ENDED 2007   YEAR ENDED 2008
---------------------------   ---------   ---------------   ---------------   ---------------
Telecommunications Fund        4/1/1998    $  368,793        $  247,865         $  188,570
Transportation Fund            4/2/1998    $  276,546        $  235,134         $  115,637
Utilities Fund                 4/3/2003    $  461,573        $  330,469         $  184,803
Europe 1.25x Strategy Fund     5/8/2000    $  132,586        $  126,394         $   74,650
Japan 2x Strategy Fund        2/22/2008              **                **       $    2,192
International Rotation Fund   8/31/2007              **                **       $   24,004
Government Long Bond 1.2x
   Strategy Fund               1/3/1994    $   63,590        $   70,138         $   17,700
Inverse Government Long
   Bond Strategy Fund          3/3/1995    $  535,630*       $  190,599*        $  120,314
High Yield Strategy Fund      4/15/2007              **                **       $    7,585
Inverse High Yield
   Strategy Fund              4/15/2007              **                **       $    4,731
Absolute Return Strategies
   Fund                       9/19/2005    $   33,709        $  609,388         $1,370,308
Alternative Strategies
   Allocation Fund            3/07/2008              **                **       $      406
Commodities Strategy Fund     5/25/2005    $    3,163        $   50,711         $   72,172
Strengthening Dollar 2x
   Strategy Fund              5/25/2005    $      743        $       24         $   11,232
Weakening Dollar 2x
   Strategy Fund              5/25/2005    $      745        $      276         $   14,611
Hedged Equity Fund            9/19/2005    $   22,909        $  124,821         $  178,600
Real Estate Fund              2/20/2004    $  423,861        $  300,022         $  160,728
Essential Portfolio
   Conservative Fund          6/30/2006              **      $       70         $       64
Essential Portfolio
   Moderate Fund              6/30/2006              **      $       76         $    1,384
Essential Portfolio
   Aggressive Fund            6/30/2006              **      $      448         $        0
U.S. Government Money
   Market Fund                12/1/1993    $        0        $        0         $        0

* Prior to April 1, 2007, the Funds pursued their respective investment objectives indirectly through a master-feeder arrangement, and the brokerage commissions were paid by the corresponding master fund. Effective April 1, 2007, the

     Funds discontinued their master-feeder arrangements and now pursue their investment objectives directly. As a result, the Funds pay all fees and expenses.

**   Not in operation for the period indicated.

Differences, year to year, in the amount of brokerage commissions paid by the Funds (as disclosed in the table above) were primarily the result of shareholder purchase and redemption activity, as well as each Fund's overall volatility. Changes in the amount of commissions paid by a Fund do not reflect material changes in that Fund's investment objective or strategies over these periods.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Advisor may select a broker based upon brokerage or research services provided to the Advisor. The Advisor may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act") permits the Advisor, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Advisor may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Advisor believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Advisor might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Advisor may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Advisor will be in addition to and not in lieu of the services required to be performed by the Funds' Advisor under the Advisory Agreement. Any advisory or other fees paid to the Advisor are not reduced as a result of the receipt of research services.

In some cases the Advisor may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Advisor makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Advisor faces a potential conflict of interest, but the Advisor believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to its research and non-research uses.

From time to time, a Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Advisor with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).


For the Trust's fiscal year ended March 31, 2008, the Funds paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Advisor:

                                                            TOTAL DOLLAR
                                                              AMOUNT OF
                                             TOTAL DOLLAR   TRANSACTIONS
                                               AMOUNT OF      INVOLVING
                                               BROKERAGE      BROKERAGE
                                              COMMISSIONS    COMMISSIONS
                                             FOR RESEARCH   FOR RESEARCH
FUND NAME                                      SERVICES       SERVICES
---------                                    ------------   ------------
Inverse Mid-Cap Strategy Fund                  $       0    $          0
Inverse NASDAQ-100(R) Strategy Fund            $       0    $          0
Inverse Russell 2000(R) Strategy Fund          $  13,590    $ 57,461,693
Inverse S&P 500 Strategy Fund                  $       0    $          0
Mid-Cap 1.5x Strategy Fund                     $  10,165    $ 65,372,548
Multi-Cap Core Equity Fund                     $  17,040    $ 95,858,185
Nova Fund                                      $  35,414    $260,327,822
NASDAQ-100(R) Fund                             $  70,201    $412,441,296
Russell 2000(R) Fund                           $   1,732    $  7,271,454
Russell 2000(R) 1.5x Strategy Fund             $  18,895    $ 79,790,317
S&P 500 Fund                                   $     652    $  4,017,496
Sector Rotation Fund                           $ 101,821    $821,780,866
Large-Cap Growth Fund                          $  67,312    $332,843,050
Large-Cap Value Fund                           $  58,501    $202,676,864
Mid-Cap Growth Fund                            $   9,780    $ 48,804,842
Mid-Cap Value Fund                             $  12,342    $  42,379419
Small-Cap Growth Fund                          $   5,932    $ 26,820,944
Small-Cap Value Fund                           $  33,966    $ 58,375,723
Banking Fund                                   $   6,351    $ 34,603,388
Basic Materials Fund                           $  15,365    $ 99,017,961
Biotechnology Fund                             $   8,505    $ 27,228,367
Consumer Products Fund                         $   8,646    $ 54,644,987
Electronics Fund                               $   9,868    $ 27,104,282
Energy Fund                                    $   9,720    $ 86,071,787
Energy Services Fund                           $  15,250    $128,566,839
Financial Services Fund                        $  18,232    $135,642,197
Health Care Fund                               $  17,182    $140,691,695
Internet Fund                                  $  14,740    $ 60,129,842
Leisure Fund                                   $   1,235    $  6,321,422
Precious Metals Fund                           $  32,321    $101,721,827
Retailing Fund                                 $   1,924    $  8,005,658
Technology Fund                                $  29,123    $149,060,014

                                                            TOTAL DOLLAR
                                                              AMOUNT OF
                                             TOTAL DOLLAR   TRANSACTIONS
                                               AMOUNT OF      INVOLVING
                                               BROKERAGE      BROKERAGE
                                              COMMISSIONS    COMMISSIONS
                                             FOR RESEARCH   FOR RESEARCH
FUND NAME                                      SERVICES       SERVICES
---------                                    ------------   ------------
Telecommunications Fund                        $8,523.07    $ 43,302,099
Transportation Fund                            $   2,567    $ 14,036,103
Utilities Fund                                 $  13,916    $ 80,377,958
Europe 1.25x Strategy Fund                     $   2,578    $ 21,462,475
Japan 2x Strategy Fund                         $       0    $          0
International Rotation Fund                    $  10,064    $ 46,790,790
Government Long Bond 1.2x Strategy Fund        $       0    $          0
Inverse Government Long Bond Strategy Fund     $       0    $          0
High Yield Strategy Fund                       $       0    $          0
Inverse High Yield Strategy Fund               $       0    $          0
Absolute Return Strategies Fund                   97,826     647,753,011
Alternative Strategies Allocation Fund         $     298    $  1,042,071
Commodities Strategy Fund                      $  10,608    $ 79,816,544
Strengthening Dollar 2x Strategy Fund          $       0    $          0
Weakening Dollar 2x Strategy Fund              $       0    $          0
Hedged Equity Fund                             $  11,234    $ 88,807,661
Real Estate Fund                               $   9,454    $ 45,695,739
Essential Portfolio Conservative Fund          $      19    $    309,249
Essential Portfolio Moderate Fund              $      96    $  1,614,575
Essential Portfolio Aggressive Fund            $       0    $          0
U.S. Government Money Market Fund              $       0    $          0


BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Advisor or Rydex Distributors, Inc., the distributor of the Funds' shares (the "Distributor") for a commission in conformity with the 1940 Act, the 1934 Act and the rules promulgated by the SEC. In such instances, the placement of orders with such brokers would be consistent with the Funds' objectives of obtaining best execution and would not be dependent upon the fact that the broker is an affiliate of the Funds, the Advisor or the Distributor. With respect to orders placed with the broker for execution on a securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company, or any affiliated person of such person to receive a brokerage commission from such registered company provided that such commission is fair and reasonable compared to the commission received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The members of the Board, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.


For the fiscal years ended March 31, 2006, 2007 and 2008, the Funds paid the following brokerage commissions to the Distributor:

                                                                                   PERCENTAGE
                                                                                    OF TOTAL
                                                                                   BROKERAGE
                                                                                 TRANSACTIONS,
                                                                                   INVOLVING
                                                                                   PAYMENT OF
                                                                                  COMMISSIONS,
                                       AGGREGATE BROKERAGE     PERCENTAGE OF        EFFECTED
                                       COMMISSIONS PAID TO     TOTAL BROKERAGE      THROUGH
                             FUND       AFFILIATED BROKER     COMMISSIONS PAID    AFFILIATED
                          INCEPTION   ---------------------     TO AFFILIATED       BROKERS
FUND NAME                    DATE      2006     2007   2008    BROKER IN 2008       IN 2008
---------                 ---------   ------    ----   ----   ----------------   -------------
Inverse Mid-Cap
Strategy Fund             2/20/2004   $    0    $0      $0           0%               0%
Inverse NASDAQ-100(R)
Strategy Fund              9/3/1998   $    0*   $0*     $0           0%               0%
Inverse Russell 2000(R)
Strategy Fund             2/20/2004   $    0    $0      $0           0%               0%
Inverse S&P 500
Strategy Fund              1/7/1994   $    0*   $0*     $0           0%               0%
Mid-Cap 1.5x Strategy
Fund                      8/16/2000   $  512    $0      $0           0%               0%
Multi-Cap Core Equity
Fund                      9/23/2002   $    0    $0      $0           0%               0%
Nova Fund                 7/12/1993   $    0*   $0*     $0           0%               0%
NASDAQ-100(R) Fund        2/14/1994   $    0    $0      $0           0%               0%
Russell 2000(R) Fund       6/1/2006         **  $0      $0           0%               0%
Russell 2000(R) 1.5x
Strategy Fund             11/1/2000   $1,563    $0      $0           0%               0%
S&P 500 Fund               6/1/2006         **  $0      $0           0%               0%
Sector Rotation Fund      3/22/2002   $1,102    $0      $0           0%               0%
Large-Cap Growth Fund     2/20/2004   $1,224    $0      $0           0%               0%
Large Cap Value Fund      2/20/2004   $1,819    $0      $0           0%               0%
Mid-Cap Growth Fund       2/20/2004   $2,744    $0      $0           0%               0%
Mid-Cap Value Fund        2/20/2004   $3,764    $0      $0           0%               0%
Small-Cap Growth Fund     2/20/2004   $2,247    $0      $0           0%               0%
Small-Cap Value Fund      2/20/2004   $2,425    $0      $0           0%               0%
Banking Fund               4/1/1998   $1,443    $0      $0           0%               0%
Basic Materials Fund       4/1/1998   $    0    $0      $0           0%               0%

                                                                                   PERCENTAGE
                                                                                    OF TOTAL
                                                                                   BROKERAGE
                                                                                 TRANSACTIONS,
                                                                                   INVOLVING
                                                                                   PAYMENT OF
                                                                                  COMMISSIONS,
                                       AGGREGATE BROKERAGE     PERCENTAGE OF        EFFECTED
                                       COMMISSIONS PAID TO     TOTAL BROKERAGE      THROUGH
                             FUND       AFFILIATED BROKER     COMMISSIONS PAID    AFFILIATED
                          INCEPTION   ---------------------     TO AFFILIATED       BROKERS
FUND NAME                    DATE      2006     2007   2008    BROKER IN 2008       IN 2008
---------                 ---------   ------    ----   ----   ----------------   -------------
Biotechnology Fund         4/1/1998   $    0    $0      $0           0%               0%
Consumer Products Fund     7/6/1998   $1,275    $0      $0           0%               0%
Electronics Fund           4/1/1998   $    0    $0      $0           0%               0%
Energy Fund               4/21/1998   $    0    $0      $0           0%               0%
Energy Services Fund       4/1/1998   $    0    $0      $0           0%               0%
Financial Services
Fund                       4/2/1998   $    0    $0      $0           0%               0%
Health Care Fund          4/17/1998   $1,285    $0      $0           0%               0%
Internet Fund              4/6/2000   $    0    $0      $0           0%               0%
Leisure Fund               4/1/1998   $    0    $0      $0           0%               0%
Precious Metals Fund      12/1/1993   $    0    $0      $0           0%               0%
Retailing Fund             4/1/1998   $    0    $0      $0           0%               0%
Technology Fund           4/14/1998   $    0    $0      $0           0%               0%
Telecommunications
Fund                       4/1/1998   $    0    $0      $0           0%               0%
Transportation Fund        4/2/1998   $    0    $0      $0           0%               0%
Utilities Fund             4/3/2003   $1,208    $0      $0           0%               0%
Europe 1.25x Strategy
Fund                       5/8/2000   $    0    $0      $0           0%               0%
Japan 2x Strategy Fund    2/22/2008         *     *     $0           0%               0%
International
Rotation Fund             8/31/2007         *     *     $0           0%               0%
Government Long Bond
1.2x Strategy Fund         1/3/1994   $    0    $0      $0           0%               0%
Inverse Government
Long Bond Strategy
Fund                       3/3/1995   $    0*   $0*     $0           0%               0%
High Yield Strategy
Fund                      4/15/2007         **    **    $0           0%               0%
Inverse High Yield
Strategy Fund             4/15/2007         **    **    $0           0%               0%

                                                                                   PERCENTAGE
                                                                                    OF TOTAL
                                                                                   BROKERAGE
                                                                                 TRANSACTIONS,
                                                                                   INVOLVING
                                                                                   PAYMENT OF
                                                                                  COMMISSIONS,
                                       AGGREGATE BROKERAGE     PERCENTAGE OF        EFFECTED
                                       COMMISSIONS PAID TO     TOTAL BROKERAGE      THROUGH
                             FUND       AFFILIATED BROKER     COMMISSIONS PAID    AFFILIATED
                          INCEPTION   ---------------------     TO AFFILIATED       BROKERS
FUND NAME                    DATE      2006     2007   2008    BROKER IN 2008       IN 2008
---------                 ---------   ------    ----   ----   ----------------   -------------
Absolute Return
Strategies Fund           9/19/2005   $    0    $0      $0           0%               0%
Alternative
Strategies Allocation     3/07/2008         **    **    $0           0%               0%
Commodities Strategy
Fund                      5/25/2005   $    0    $0      $0           0%               0%
Strengthening Dollar
2x Strategy Fund          5/25/2005   $    0    $0      $0           0%               0%
Weakening Dollar 2x
Strategy Fund             5/25/2005   $    0    $0      $0           0%               0%
Hedged Equity Fund        9/19/2005   $    0    $0      $0           0%               0%
Real Estate Fund          2/20/2004   $1,140    $0      $0           0%               0%
Essential Portfolio
Conservative Fund         6/30/2006         **  $0      $0           0%               0%
Essential Portfolio
Moderate Fund             6/30/2006         **  $0      $0           0%               0%
Essential Portfolio
Aggressive Fund           6/30/2006         **  $0      $0           0%               0%
U.S. Government Money
Market Fund               12/1/1993   $    0    $0      $0           0%               0%


*    Not in operation for the period indicated.


SECURITIES OF "REGULAR BROKER-DEALERS." The Funds are required to identify any securities of their "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Funds may hold at the close of their most recent fiscal year. "Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions, (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust, or (iii) sold the largest dollar amounts of the Trust's shares. As of March 31, 2008, the following Funds held the following securities of the Trust's "regular brokers or dealers":

                                                                          TOTAL $ AMOUNT OF SECURITIES OF
FUND NAME                                  FULL NAME OF BROKER/DEALER     EACH REGULAR BROKER-DEALER HELD
---------                                ------------------------------   -------------------------------
Nova Fund                                Lehman Brothers Holdings, Inc.             $  1,162,090
                                         Bank of America Corp.                      $  1,909,148
                                         Bank of New York Mellon Corp.              $    694,804
                                         Goldman Sachs Group, Inc.                  $    433,322
                                         Merrill Lynch & Co., Inc.                  $    125,479
S&P 500 Fund                             Mizuho Financial Group, Inc.               $ 20,411,021
                                         Lehman Brothers Holdings, Inc.             $ 10,961,130
                                         Morgan Stanley                             $  4,252,296
                                         Bank of America Corp.                      $    737,729
                                         Goldman Sachs Group, Inc.                  $    285,298
                                         Bank of New York Mellon Corp.              $    208,650
                                         Merrill Lynch & Co., Inc.                  $    173,552
                                         Lehman Brothers Holdings, Inc.             $     87,325
Inverse S&P 500 Strategy Fund            Mizuho Financial Group, Inc.               $ 32,766,760
                                         Lehman Brothers Holdings, Inc.             $ 27,052,708
                                         Morgan Stanley                             $  6,826,408
NASDAQ-100(R) Fund                       Mizuho Financial Group, Inc.               $ 10,894,145
                                         Lehman Brothers Holdings, Inc.             $  6,427,101
                                         Morgan Stanley                             $  2,269,613
Inverse NASDAQ-100(R) Strategy Fund      Mizuho Financial Group, Inc.               $ 38,038,453
                                         Lehman Brothers Holdings, Inc.             $ 26,749,963
                                         Morgan Stanley                             $  7,924,678
Mid-Cap 1.5x Strategy Fund               Mizuho Financial Group, Inc.               $  3,010,460
                                         Lehman Brothers Holdings, Inc.             $  1,601,286
                                         Morgan Stanley                             $    627,179
Inverse Mid-Cap Strategy Fund            Mizuho Financial Group, Inc.               $ 26,549,996
                                         Lehman Brothers Holdings, Inc.             $ 14,122,138
                                         Morgan Stanley                             $  5,531,249
Russell 2000(R) 1.5x Strategy Fund       Mizuho Financial Group, Inc.               $  2,980,404
                                         Lehman Brothers Holdings, Inc.             $  1,585,299
                                         Morgan Stanley                             $    620,918
Russell 2000(R) Fund                     Mizuho Financial Group, Inc.               $    796,147
                                         Lehman Brothers Holdings, Inc.             $    423,476
                                         Morgan Stanley                             $    165,864
Inverse Russell 2000(R) Strategy Fund    Lehman Brothers Holdings, Inc.             $ 24,872,464
                                         Mizuho Financial Group, Inc.               $ 20,602,795
                                         Morgan Stanley                             $  4,292,249
Government Long Bond 1.2x Strategy       Mizuho Financial Group, Inc.               $  1,395,763
Fund                                     Lehman Brothers Holdings, Inc.             $    742,416
                                         Morgan Stanley                             $    290,784
Inverse Government Long Bond             Mizuho Financial Group, Inc.               $ 50,160,466
Strategy Fund                            Lehman Brothers Holdings, Inc.             $ 26,680,721

                                                                          TOTAL $ AMOUNT OF SECURITIES OF
FUND NAME                                  FULL NAME OF BROKER/DEALER     EACH REGULAR BROKER-DEALER HELD
---------                                ------------------------------   -------------------------------
                                         Morgan Stanley                             $ 10,450,097
                                         Lehman Brothers Holdings, Inc.             $344,640,000
Europe 1.25x Strategy Fund               Mizuho Financial Group, Inc.               $  6,734,917
                                         Lehman Brothers Holdings, Inc.             $  4,118,726
                                         Morgan Stanley                             $  1,403,108
Japan 2x Strategy Fund                   Mizuho Financial Group, Inc.               $  3,310,228
                                         Lehman Brothers Holdings, Inc.             $  1,760,734
                                         Morgan Stanley                             $    689,631
Small-Cap Value Fund                     Mizuho Financial Group, Inc.               $    169,847
                                         Lehman Brothers Holdings, Inc.             $     90,343
                                         Morgan Stanley                             $     35,385
Mid-Cap Value Fund                       Mizuho Financial Group, Inc.               $     34,571
                                         Lehman Brothers Holdings, Inc.             $     18,389
                                         Morgan Stanley                             $      7,202
Large-Cap Value Fund                     Mizuho Financial Group, Inc.               $     63,173
                                         Lehman Brothers Holdings, Inc.             $     33,603
                                         Morgan Stanley                             $     13,161
                                         Bank of America Corp.                      $    206,572
                                         Merrill Lynch & Co., Inc.                  $    101,035
                                         Lehman Brothers Holdings, Inc.             $     66,359
                                         Bear Stearns Cos, Inc.                     $     30,169
Small-Cap Growth Fund                    Mizuho Financial Group, Inc.               $     36,152
                                         Lehman Brothers Holdings, Inc.             $     19,229
                                         Morgan Stanley                             $      7,532
Mid-Cap Growth Fund                      Mizuho Financial Group, Inc.               $     90,297
                                         Lehman Brothers Holdings, Inc.             $     48,029
                                         Morgan Stanley                             $     18,812
Large-Cap Growth Fund                    Mizuho Financial Group, Inc.               $     89,269
                                         Lehman Brothers Holdings, Inc.             $     47,483
                                         Morgan Stanley                             $     18,598
Strengthening Dollar 2x Strategy         Mizuho Financial Group, Inc.               $ 15,464,621
Fund                                     Lehman Brothers Holdings, Inc.             $  8,225,746
                                         Morgan Stanley                             $  3,221,796
Weakening Dollar 2x Strategy Fund        Mizuho Financial Group, Inc.               $ 56,490,656
                                         Lehman Brothers Holdings, Inc.             $ 30,047,795
                                         Morgan Stanley                             $ 11,768,886
U.S. Government Money Market Fund        Lehman Brothers Holdings, Inc.             $ 75,802,718
                                         Mizuho Financial Group, Inc.               $ 51,716,984
                                         Morgan Stanley                             $ 10,774,372
Absolute Return Strategies Fund          Lehman Brothers Holdings, Inc.             $ 13,482,545
                                         Mizuho Financial Group, Inc.               $  7,644,486
                                         Morgan Stanley                             $  1,592,601
                                         Goldman Sachs Group, Inc.                  $    993,498

                                                                          TOTAL $ AMOUNT OF SECURITIES OF
FUND NAME                                  FULL NAME OF BROKER/DEALER     EACH REGULAR BROKER-DEALER HELD
---------                                ------------------------------   -------------------------------
                                         Credit Suisse Group                        $    141,701
                                         Lehman Brothers Holdings, Inc.             $     19,272
Hedged Equity Fund                       Mizuho Financial Group, Inc.               $  1,416,580
                                         Lehman Brothers Holdings, Inc.             $  1,118,504
                                         Morgan Stanley                             $    295,121
                                         Goldman Sachs Group, Inc.                  $    185,237
                                         Credit Suisse Group                        $     52,406
                                         Lehman Brothers Holdings, Inc.             $      3,388
Multi-Cap Core Equity Fund               Mizuho Financial Group, Inc.               $  1,211,644
                                         Lehman Brothers Holdings, Inc.             $    644,482
                                         Morgan Stanley                             $    252,426
                                         Bank of America Corp.                      $    225,564
                                         Bear Stearns Cos., Inc.                    $      7,000
Sector Rotation Fund                     Mizuho Financial Group, Inc.               $ 15,673,202
                                         Lehman Brothers Holdings, Inc.             $  8,336,691
                                         Morgan Stanley                             $  3,265,251
Banking Fund                             Lehman Brothers Holdings, Inc.             $      2,589
                                         Bank of America Corp.                      $    580,781
Basic Materials Fund                     Lehman Brothers Holdings, Inc.             $    793,110
Biotechnology Fund                       Lehman Brothers Holdings, Inc.             $    550,226
Commodities Strategy Fund                Lehman Brothers Holdings, Inc.             $ 86,251,756
Consumer Products Fund                   Lehman Brothers Holdings, Inc.             $    132,467
Electronics Fund                         Lehman Brothers Holdings, Inc.             $     72,384
Energy Fund                              Lehman Brothers Holdings, Inc.             $    895,219
Energy Services Fund                     Lehman Brothers Holdings, Inc.             $    936,271
Financial Services Fund                  Lehman Brothers Holdings, Inc.             $      2,386
                                         Bank of America Corp.                      $    255,134
                                         Bear Stearns Cos., Inc.                    $      7,930
                                         Goldman Sachs Group, Inc.                  $    147,693
                                         Lehman Brothers Holdings, Inc.             $     72,156
                                         Merrill Lynch & Co., Inc.                  $    102,013
                                         Bank of New York Mellon Corp.              $    130,365
                                         Credit Suisse Group                        $    143,176
Internet Fund                            Lehman Brothers Holdings, Inc.             $    174,694
Leisure Fund                             Lehman Brothers Holdings, Inc.             $     37,993
Precious Metals Fund                     Lehman Brothers Holdings, Inc.             $  1,239,933
Real Estate Fund                         Lehman Brothers Holdings, Inc.             $     52,432
Retailing Fund                           Lehman Brothers Holdings, Inc.             $     37,273
Telecommunications Fund                  Lehman Brothers Holdings, Inc.             $     97,464
Utilities Fund                           Lehman Brothers Holdings, Inc.             $    118,199

                                                                          TOTAL $ AMOUNT OF SECURITIES OF
FUND NAME                                  FULL NAME OF BROKER/DEALER     EACH REGULAR BROKER-DEALER HELD
---------                                ------------------------------   -------------------------------
Essential Portfolio Conservative Fund    Lehman Brothers Holdings, Inc.             $    250,232
Essential Portfolio Moderate Fund        Lehman Brothers Holdings, Inc.             $    514,240
Essential Portfolio Aggressive Fund      Lehman Brothers Holdings, Inc.             $    249,610
Alternative Strategies Allocation Fund   Lehman Brothers Holdings, Inc.             $    157,148
High Yield Strategy Fund                 Mizuho Financial Group, Inc.               $ 45,440,090
                                         Lehman Brothers Holdings, Inc.             $ 24,169,918
                                         Morgan Stanley                             $  9,466,685
Inverse High Yield Strategy Fund         Mizuho Financial Group, Inc.               $  5,724,708
                                         Lehman Brothers Holdings, Inc.             $  3,045,014
                                         Morgan Stanley                             $  1,192,648
International Rotation Fund              Mizuho Financial Group, Inc.               $  9,626,781
                                         Lehman Brothers Holdings, Inc.             $  5,120,556
                                         Morgan Stanley                             $  2,005,579


MANAGEMENT OF THE TRUST


BOARD RESPONSIBILITIES. The management and affairs of the Trust are supervised by the Board under the laws of the State of Delaware and the 1940 Act. The Board has approved contracts, as described below, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD AND OFFICERS OF THE TRUST. Set forth below are the names, ages, position with the Trust, term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust's Declaration of Trust. Unless otherwise noted, the business address of each Trustee and Officer is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

                             POSITION(S) HELD                                                  NUMBER OF
                                   WITH                                                      PORTFOLIOS IN
                              THE TRUST, TERM                                                 FUND COMPLEX       OTHER
       NAME, ADDRESS           OF OFFICE AND                                                    OVERSEEN     DIRECTORSHIPS
        AND AGE OF            LENGTH OF TIME              PRINCIPAL OCCUPATION(S)             BY TRUSTEE/         HELD
      TRUSTEE/OFFICER             SERVED                    DURING PAST 5 YEARS                 OFFICER        BY TRUSTEE
      ---------------        ----------------   ------------------------------------------   -------------   -------------
                                                           INTERESTED TRUSTEES*
Michael P. Byrum (37)        Trustee from       PADCO ADVISORS, INC.:                             158             None
                             2005 to present.   Chief Investment Officer from August 2006
                                                to present; Chief Operating Officer of
                                                PADCO Advisors, Inc., from October 2003 to
                                                May 2004; Executive Vice President from
                                                December 2002 to May

                             POSITION(S) HELD                                                  NUMBER OF
                                   WITH                                                      PORTFOLIOS IN
                              THE TRUST, TERM                                                 FUND COMPLEX       OTHER
       NAME, ADDRESS           OF OFFICE AND                                                    OVERSEEN     DIRECTORSHIPS
        AND AGE OF            LENGTH OF TIME              PRINCIPAL OCCUPATION(S)             BY TRUSTEE/         HELD
      TRUSTEE/OFFICER             SERVED                    DURING PAST 5 YEARS                 OFFICER        BY TRUSTEE
      ---------------        ----------------   ------------------------------------------   -------------   -------------
                                                2004; President from May 2004 to present;
                                                and Secretary from December 2002 to
                                                present

                                                PADCO ADVISORS II, INC.:
                                                Chief Investment Officer from August 2006
                                                to present; Chief Operating Officer of
                                                PADCO Advisors II, Inc., from December
                                                2003 to May 2004; Executive Vice President
                                                from December 2002 to May 2004; President
                                                from May 2004 to present; and Secretary
                                                from December 2002 to present

                                                RYDEX ADVISORY SERVICES:
                                                President from August 2004 to present

                                                RYDEX CAPITAL PARTNERS I, LLC:
                                                President and Secretary from October 2003
                                                to April 2007

                                                RYDEX CAPITAL PARTNERS II, LLC:
                                                President and Secretary from October 2003
                                                to April 2007

                                                RYDEX DISTRIBUTORS, INC.:
                                                Secretary from December 2001 to May 2004;
                                                Executive Vice President from December
                                                2002 to May 2004; and Chief Operating
                                                Officer from December 2003 to May 2004

                                                RYDEX FUND SERVICES, INC.:
                                                Secretary from December 2002 to present;
                                                Executive Vice President from December
                                                2002 to August 2006; and Chief Operating
                                                Officer from December 2003 to May 2004

                                                RYDEX HOLDINGS, INC.:
                                                Secretary from December 2005 to present
                                                and Executive Vice President from December
                                                2005 to August 2006

                             POSITION(S) HELD                                                  NUMBER OF
                                   WITH                                                      PORTFOLIOS IN
                              THE TRUST, TERM                                                 FUND COMPLEX       OTHER
       NAME, ADDRESS           OF OFFICE AND                                                    OVERSEEN     DIRECTORSHIPS
        AND AGE OF            LENGTH OF TIME              PRINCIPAL OCCUPATION(S)             BY TRUSTEE/         HELD
      TRUSTEE/OFFICER             SERVED                    DURING PAST 5 YEARS                 OFFICER        BY TRUSTEE
      ---------------        ----------------   ------------------------------------------   -------------   -------------
                                                ADVISOR RESEARCH CENTER, INC.:
                                                Secretary from May 2006 to present and
                                                Executive Vice President from May 2006 to
                                                August 2006

                                                RYDEX SPECIALIZED PRODUCTS, LLC:
                                                Director and Secretary from September 2005
                                                to present

Carl G. Verboncoeur (55)     Trustee from       PADCO    ADVISORS, INC.:                          158             None
                             2004 to present;   Chief Executive Officer from October 2003
                             President from     to present; Executive Vice President of
                             2003 to present;   PADCO Advisors, Inc., from December 2002
                             Vice President     to October 2003; President of PADCO
                             from 1997 to       Advisors, Inc., from October 2003 to May
                             present; and       2004; and Treasurer from December 2002 to
                             Treasurer from     present
                             1997 to 2003.

                                                PADCO ADVISORS II, INC.
                                                Chief Executive Officer from December 2003
                                                to present; Executive Vice President of
                                                PADCO Advisors II, Inc., from December
                                                2002 to December 2003; President of PADCO
                                                Advisors II, Inc., from December 2002 to
                                                May 2004 and Treasurer from December 2003
                                                to present

                                                RYDEX CAPITAL PARTNERS I, LLC:
                                                Treasurer from October 2003 to April 2007,
                                                and Executive Vice President from October
                                                2003 to August 2006

                                                RYDEX CAPITAL PARTNERS II, LLC:
                                                Treasurer from October 2003 to April 2007,
                                                and Executive Vice President from October
                                                2003 to August 2006

                                                RYDEX ADVISORY SERVICES:
                                                Chief Executive Officer from August 2004
                                                to present

                                                RYDEX DISTRIBUTORS, INC.:
                                                President and Chief Executive Officer from
                                                December 2003 to present; Treasurer from
                                                December 2002 to

                             POSITION(S) HELD                                                  NUMBER OF
                                   WITH                                                      PORTFOLIOS IN
                              THE TRUST, TERM                                                 FUND COMPLEX       OTHER
       NAME, ADDRESS           OF OFFICE AND                                                    OVERSEEN     DIRECTORSHIPS
        AND AGE OF            LENGTH OF TIME              PRINCIPAL OCCUPATION(S)             BY TRUSTEE/         HELD
      TRUSTEE/OFFICER             SERVED                    DURING PAST 5 YEARS                 OFFICER        BY TRUSTEE
      ---------------        ----------------   ------------------------------------------   -------------   -------------
                                                present; Executive Vice President from
                                                December 2002 to December 2003; and Vice
                                                President from December 2001 to December
                                                2002

                                                RYDEX FUND SERVICES, INC.:
                                                Chief Executive Officer from December 2003
                                                to present; President and Treasurer from
                                                December 2002 to present; and Executive
                                                Vice President from December 2001 to
                                                December 2002

                                                RYDEX HOLDINGS, INC.:
                                                Chief Executive Officer, President and
                                                Treasurer from December 2005 to present

                                                ADVISOR RESEARCH CENTER, INC.:
                                                Chief Executive Officer, President and
                                                Treasurer from May 2006 to present

                                                RYDEX SPECIALIZED PRODUCTS, LLC:
                                                Chief Executive Officer, Director and
                                                Treasurer from September 2005 to present

                                                           INDEPENDENT TRUSTEES

Corey A. Colehour (62)       Trustee from       Retired from August 2006 to present.              158             None
                             1993 to present;   President and Senior Vice President of
                             and Member of      Schield Management Company (registered
                             the Audit and      investment adviser) from 2003 to 2006
                             Governance and
                             Nominating
                             Committees from
                             1995 to present.

J. Kenneth Dalton (67)       Trustee from       Retired                                           158             None
                             1995 to present;
                             Member of the
                             Governance and
                             Nominating
                             Committee from
                             1995 to

                             POSITION(S) HELD                                                  NUMBER OF
                                   WITH                                                      PORTFOLIOS IN
                              THE TRUST, TERM                                                 FUND COMPLEX       OTHER
       NAME, ADDRESS           OF OFFICE AND                                                    OVERSEEN     DIRECTORSHIPS
        AND AGE OF            LENGTH OF TIME              PRINCIPAL OCCUPATION(S)             BY TRUSTEE/         HELD
      TRUSTEE/OFFICER             SERVED                    DURING PAST 5 YEARS                 OFFICER        BY TRUSTEE
      ---------------        ----------------   ------------------------------------------   -------------   -------------
                             present;
                             and Chairman of
                             the Audit
                             Committee from
                             1997 to present.

John O. Demaret (68)         Trustee from       Retired                                           158             None
                             1997 to present;
                             Chairman of the
                             Board from 2006
                             to present; and
                             Member of the
                             Audit and
                             Governance and
                             Nominating
                             Committees from
                             1997 to present.

Werner E. Keller (67)        Trustee and        Founder and President of Keller Partners,         158             None
                             Member of the      LLC (registered investment adviser) from
                             Audit and          2005 to present; and Retired from 2001 to
                             Governance and     2005
                             Nominating
                             Committees from
                             2005 to present.

Thomas F. Lydon (48)         Trustee and        President of Global Trends Investments            158             None
                             Member of the      (registered investment adviser) from 1996
                             Audit and          to present
                             Governance and
                             Nominating
                             Committees from
                             2005 to present.

Patrick T. McCarville (65)    Trustee from      Chief Executive Officer of Par Industries,        158             None
                             1997 to present;   Inc., d/b/a Par Leasing from 1977 to
                             Chairman of the    present
                             Governance and

                             POSITION(S) HELD                                                  NUMBER OF
                                   WITH                                                      PORTFOLIOS IN
                              THE TRUST, TERM                                                 FUND COMPLEX       OTHER
       NAME, ADDRESS           OF OFFICE AND                                                    OVERSEEN     DIRECTORSHIPS
        AND AGE OF            LENGTH OF TIME              PRINCIPAL OCCUPATION(S)             BY TRUSTEE/         HELD
      TRUSTEE/OFFICER             SERVED                    DURING PAST 5 YEARS                 OFFICER        BY TRUSTEE
      ---------------        ----------------   ------------------------------------------   -------------   -------------
                             Nominating
                             Committee from
                             1997 to present;
                             and Member of
                             the Audit
                             Committee from
                             1997 to present.

Roger Somers (63)            Trustee from       Founder and Chief Executive Officer of            158             None
                             1993 to present;   Arrow Limousine from 1965 to present
                             and Member of
                             the Audit and
                             Governance and
                             Nominating
                             Committees from
                             1995 to present.

                                                                 OFFICERS

Nick Bonos (44)              Vice President     Senior Vice President of Fund Services of         158             Not
                             and Treasurer      PADCO Advisors, Inc. from August 2006 to                       Applicable
                             from 2003 to       present; Senior Vice President of Rydex
                             present.           Fund Services, Inc. from December 2003 to
                                                August 2006; Vice President of Accounting,
                                                Rydex Fund Services, Inc. from 2001 to
                                                2003; and Chief Financial Officer and
                                                Manager of Rydex Specialized Products, LLC
                                                from September 2005 to present

Joanna M. Haigney (41)       Chief Compliance   Chief Compliance Officer of PADCO                 158             Not
                             Officer from       Advisors, Inc. and PADCO Advisors II, Inc.                     Applicable
                             2004 to present;   from May 2005 to present and Rydex Capital
                             and Secretary      Partners I, LLC and Rydex Capital Partners
                             from 2000 to       II, LLC from August 2006 to April 2007;
                             present.           Vice President of Compliance of PADCO
                                                Advisors, Inc., from August 2006 to
                                                present; Assistant Secretary of Rydex
                                                Distributors, Inc. from December 2001 to
                                                December 2003; and Vice

                             POSITION(S) HELD                                                  NUMBER OF
                                   WITH                                                      PORTFOLIOS IN
                              THE TRUST, TERM                                                 FUND COMPLEX       OTHER
       NAME, ADDRESS           OF OFFICE AND                                                    OVERSEEN     DIRECTORSHIPS
        AND AGE OF            LENGTH OF TIME              PRINCIPAL OCCUPATION(S)             BY TRUSTEE/         HELD
      TRUSTEE/OFFICER             SERVED                    DURING PAST 5 YEARS                 OFFICER        BY TRUSTEE
      ---------------        ----------------   ------------------------------------------   -------------   -------------
                                                President of Rydex Distributors, Inc. from
                                                December 2003 to May 2004 and Rydex Fund
                                                Services, Inc. from December 2001 to
                                                August 2006

Joseph Arruda (41)           Assistant          Vice President of PADCO Advisors, Inc. and        158             Not
                             Treasurer from     PADCO Advisors II, Inc. from 2004 to                           Applicable
                             2006 to present.   present; Director of Accounting of PADCO
                                                Advisors, Inc. and PADCO Advisors II from
                                                2003 to 2004; Vice President of Mutual
                                                Funds, State Street Bank & Trust from 2000
                                                to 2003

Paula Billos (33)            Controller from    Director of Fund Administration of PADCO           158            Not
                             2006 to present.   Advisors, Inc. and PADCO Advisors II, Inc.                     Applicable
                                                from 2001 to present

* Messrs. Verboncoeur and Byrum are "interested" persons of the Trust, as that term is defined in the 1940 Act by virtue of their affiliation with the Funds' Advisor.


BOARD STANDING COMMITTEES. The Board has established the following standing committees:


     AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent trustees of the Trust. The Audit Committee operates pursuant to a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent registered public accounting firm and the Board; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, if any, reports submitted to the Committee by the Trust's service providers that are material to the Trust as a whole, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, the independent registered public accounting firm's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers serve as members of the Audit Committee. The Audit Committee met four (4) times in the most recently completed fiscal year.

GOVERNANCE AND NOMINATING COMMITTEE. The Board has a standing Governance and Nominating Committee that is composed of each of the independent trustees of the Trust. The Governance and Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Governance and Nominating Committee is to identify, recommend and nominate candidates to fill vacancies, if any, on the Trust's Board. The Governance and Nominating Committee does not currently have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the Exchange Act in conjunction with a shareholder meeting to consider the election of Board members. The Governance and Nominating Committee also reviews the compensation for the Board members. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers serve as members of the Governance and Nominating Committee. The Governance and Nominating Committee met twice during the most recently completed fiscal year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Funds and all Rydex Funds as of the end of the most recently completed calendar year. With the exception of those Funds listed below, none of the Trustees beneficially owned shares of the Funds as of December 31, 2007. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and the officers of the Trust own less than 1% of the outstanding shares of the Trust.

                                                                                   AGGREGATE DOLLAR
                                                                                  RANGE OF SHARES IN
                                                                                   ALL RYDEX FUNDS
                                                              DOLLAR RANGE OF    OVERSEEN BY TRUSTEE
         NAME                       FUND NAME                 FUND SHARES (1)           (1, 2)
---------------------   ---------------------------------   ------------------   -------------------
                                         INTERESTED TRUSTEES
Michael P. Byrum         Absolute Return Strategies Fund    $50,001 - $100,000         Over $100,000
                               Hedged Equity Fund            $10,001 - $50,000
Carl G. Verboncoeur      Absolute Return Strategies Fund     $10,001 - $50,000
                           International Rotation Fund       $10,001 - $50,000
                           Multi-Cap Core Equity Fund       $50,001 - $100,000
                              Sector Rotation Fund           $10,001 - $50,000         Over $100,000

                                        INDEPENDENT TRUSTEES
Corey A. Colehour             Basic Materials Fund             $1 - $10,000
                              Energy Services Funds            $1 - $10,000
                                  Internet Fund                $1 - $10,000
                              Large-Cap Growth Fund          $10,001 - $50,000
                               Mid-Cap Growth Fund           $10,001 - $50,000
                              Sector Rotation Fund             $1 - $10,000           $50,001-$100,000
                              Small-Cap Growth Fund          $10,001 - $50,000
J. Kenneth Dalton       U.S. Government Money Market Fund    $10,001 - $50,000        $10,001-$50,000
John O. Demaret                  Technology Fund               Over $100,000           Over $100,000
Thomas F. Lydon                       None                         None                     None
Werner E. Keller        U.S. Government Money Market Fund      Over $100,000           Over $100,000
Patrick T. McCarville           NASDAQ-100(R) Fund               $1 - $10,000
                                    Nova Fund                $10,001 - $50,000
                              Sector Rotation Fund          $50,001 - $100,000        $50,001-$100,000
Roger J. Somers                    Energy Fund              $50,001 - $100,000         Over $100,000
                              Energy Services Fund             Over $100,000

                                                                                   AGGREGATE DOLLAR
                                                                                  RANGE OF SHARES IN
                                                                                   ALL RYDEX FUNDS
                                                              DOLLAR RANGE OF    OVERSEEN BY TRUSTEE
         NAME                       FUND NAME                 FUND SHARES (1)           (1,2)
---------------------   ---------------------------------   ------------------   -------------------
                           International Rotation Fund       $10,001 - $50,000
                           Mid-Cap 1.5x Strategy Fund          Over $100,000
                               Mid-Cap Growth Fund           $10,001 - $50,000
                                    Nova Fund                  Over $100,000
                       Russell 2000(R) 1.5x Strategy Fund    $50,001 - $100,000
                              Sector Rotation Fund          $50,001 - $100,000
                        U.S. Government Money Market Fund      $1 - $10,000

1    Information provided is as of December 31, 2007.

2 Includes Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust.

BOARD COMPENSATION. - The following table sets forth compensation paid by the Trust for the fiscal year ended March 31, 2008:

                                            PENSION OR                              TOTAL
                          AGGREGATE    RETIREMENT BENEFITS   ESTIMATED ANNUAL   COMPENSATION
                        COMPENSATION    ACCRUED AS PART OF     BENEFITS UPON      FROM FUND
   NAME OF TRUSTEE       FROM TRUST      TRUST'S EXPENSES       RETIREMENT        COMPLEX*
---------------------   ------------   -------------------   ----------------   ------------
INTERESTED TRUSTEES**
Michael P. Byrum           $     0              $0                  $0            $      0
Carl G. Verboncoeur        $     0              $0                  $0            $      0

INDEPENDENT TRUSTEES
Corey A. Colehour          $51,300              $0                  $0            $110,000
J. Kenneth Dalton          $56,100              $0                  $0            $120,000
John O. Demaret            $65,600              $0                  $0            $140,000
Werner E. Keller           $51,300              $0                  $0            $110,000
Thomas F. Lydon            $51,300              $0                  $0            $110,000
Patrick T. McCarville      $53,600              $0                  $0            $115,000
Roger J. Somers            $51,300              $0                  $0            $110,000

* Represents total compensation for service as Trustee of the Trust, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust.

** Messrs. Verboncoeur and Byrum are Interested Trustees, as that term is defined in the 1940 Act by virtue of their affiliation with the Funds' Advisor. As officers of the Advisor, they do not receive compensation from the Trust.


CODE OF ETHICS

The Board has adopted a Combined Code of Ethics (the "Code of Ethics") pursuant to Rule 17j-1 under the 1940 Act. The Advisor, Servicer and Distributor are also covered by the Code of Ethics. The Code of Ethics applies to the personal investing activities of trustees, directors, officers and certain employees ("access persons"). The Sub-Advisor has adopted its own Code of Ethics (the "Sub-Advisor's Code of Ethics") pursuant to Rule 17j-1, and the Sub-Advisor's Code of Ethics applies to the personal investing activities of the Sub-Advisor's access persons. Rule 17j-1, the Code of Ethics, and the Sub-Advisor's Code of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code of Ethics and the Sub-Advisor's Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings. The Code of Ethics is on file with the SEC, and is available to the public.

PROXY VOTING

The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board will periodically review each Fund's proxy voting record.

The Trust annually discloses its complete proxy voting record on Form N-PX. The Trust's most recent Form N-PX is available, without charge, upon request, by calling 800.820.0888 or 301.296.5100 or by writing to Rydex Series Funds at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Trust's Form N-PX is also available on the SEC's web site at www.sec.gov.


THE ADVISOR AND THE ADVISORY AGREEMENTS

PADCO Advisors, Inc., 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, is a registered investment adviser and provides portfolio management services to each Fund pursuant to an advisory contract with the Trust. PADCO Advisors, Inc. was incorporated in the State of Maryland on February 5, 1993. PADCO Advisors, Inc., together with PADCO Advisors II, Inc., a registered investment adviser under common control, does business under the name Rydex Investments (the "Advisor").

On January 18, 2008, Security Benefit Corporation and Security Benefit Life Insurance Company (together, "Security Benefit") acquired Rydex Holdings, Inc., the Advisor's parent company, together with several other Rydex entities. As a result, the Advisor has undergone a change of control and is now a subsidiary of Security Benefit. Security Benefit is a financial services firm that provides a broad variety of retirement plan and other financial products to customers in the advisor, banking, education, government, institutional, and qualified plan markets.

Pursuant to investment advisory agreements with the Advisor, dated January 18, 2008 (each an "Advisory Agreement" and together, the "Advisory Agreements"), the Advisor serves as the investment adviser for the Trust and provides investment advice to the Funds, in accordance with the investment objectives, policies and limitations of the Funds, and oversees the day-to-day operations of the Funds, subject to the general provision and control of the Board and the officers of the Trust. As of July 1, 2008, assets under management of the Advisor and its affiliates were approximately $16.5 billion. Pursuant to the Advisory Agreements, the Funds pay the Advisor at an annual rate based on the average daily net assets for each respective Fund, as set forth below. Through August 1, 2009, Rydex has contractually agreed to waive its management fee to the extent necessary to limit the ordinary operating expenses of the Commodities Strategy Fund (but excluding interest expenses, brokerage commissions and extraordinary expenses) to not more than 1.20% per annum of the average monthly net assets of the A-Class and H-Class Shares of the Fund and 1.95% per annum of the average monthly net assets of the C-Class Shares of the Fund (the "Contractual Fee Waiver"). The Contractual Fee Waiver may not be modified or eliminated prior to August 1, 2009, except with the approval of the Board. There is no guarantee that the contractual fee waiver will continue beyond August 1, 2009. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

For the fiscal years ended March 31, 2006, 2007 and 2008, the Funds paid the following advisory fees to the Advisor:

                               FUND                     ADVISORY FEES    ADVISORY FEES PAID   ADVISORY FEES PAID
                            INCEPTION                  PAID FOR FISCAL     FOR FISCAL YEAR      FOR FISCAL YEAR
FUND NAME                      DATE     ADVISORY FEE   YEAR ENDED 2006       ENDED 2007           ENDED 2008
---------                   ---------   ------------   ---------------   ------------------   ------------------
Inverse Mid-Cap Strategy
   Fund                     2/20/2004      0.90%         $  122,440        $   268,708          $  152,001
Inverse NASDAQ-100(R)
   Strategy Fund             9/3/1998      0.90%         $1,804,546*       $ 1,603,243*         $  869,107
Inverse Russell 2000(R)
   Strategy Fund            2/20/2004      0.90%         $  480,862        $ 1,033,413          $  582,366
Inverse S&P 500 Strategy
   Fund                      1/7/1994      0.90%         $4,075,474*       $ 4,211,861*         $2,815,114
Mid-Cap 1.5x Strategy
   Fund                     8/16/2001      0.90%         $  725,595        $   525,676          $  450,467
Multi-Cap Core Equity
   Fund***                  9/23/2002      0.90%         $  750,945        $   489,471          $  252,988
Nova Fund                   7/12/1993      0.75%         $2,226,492*       $ 1,719,438*         $1,428,195
NASDAQ-100 (R) Fund         2/14/1994      0.75%         $7,265,148        $ 5,348,630          $5,468,564
Russell 2000(R) Fund         6/1/2006      0.75%                   **      $    60,560          $   57,537
Russell 2000(R) 1.5x
   Strategy Fund            11/1/2000      0.90%         $1,532,901        $   960,601          $  493,385
S&P 500 Fund                 6/1/2006      0.75%                   **      $    90,508          $  216,099
Sector Rotation Fund        3/22/2002      0.90%         $1,779,379        $ 3,152,003          $3,307,989
Large-Cap Growth Fund       2/20/2004      0.75%         $  322,187        $   282,005          $  456,314
Large-Cap Value Fund        2/20/2004      0.75%         $  435,677        $ 1,298,799          $  606,138
Mid-Cap Growth Fund         2/20/2004      0.75%         $  594,267        $   201,402          $  223,225
Mid-Cap Value Fund          2/20/2004      0.75%         $  757,243        $   326,530          $  230,042
Small-Cap Growth Fund       2/20/2004      0.75%         $  476,755        $   234,482          $  145,417

                               FUND                     ADVISORY FEES    ADVISORY FEES PAID   ADVISORY FEES PAID
                            INCEPTION                  PAID FOR FISCAL     FOR FISCAL YEAR      FOR FISCAL YEAR
FUND NAME                      DATE     ADVISORY FEE   YEAR ENDED 2006       ENDED 2007           ENDED 2008
---------                   ---------   ------------   ---------------   ------------------   ------------------
Small-Cap Value Fund        2/20/2004      0.75%         $  553,752        $   288,899          $  110,383
Banking Fund                 4/1/1998      0.85%         $   90,465        $   121,210          $  103,451
Basic Materials Fund         4/1/1998      0.85%         $  301,919        $   359,658          $1,267,426
Biotechnology Fund           4/1/1998      0.85%         $1,227,637        $   840,080          $  659,989
Consumer Products Fund      7/6/1998       0.85%         $  261,171        $   378,535          $  349,957
Electronics Fund             4/1/1998      0.85%         $  429,641        $   275,192          $  189,758
Energy Fund                 4/21/1998      0.85%         $1,400,241        $ 1,070,459          $1,019,359
Energy Services Fund         4/1/1998      0.85%         $1,415,125        $ 1,476,202          $1,582,136
Financial Services Fund      4/2/1998      0.85%         $  303,602        $   406,806          $  216,080
Health Care Fund            4/17/1998      0.85%         $  755,010        $   586,043          $  479,046
Internet Fund                4/6/2000      0.85%         $  152,710        $   155,611          $  146,322
Leisure Fund                 4/1/1998      0.85%         $  179,516        $   270,721          $   73,952
Precious Metals Fund        12/1/1993      0.75%         $1,536,532        $ 1,641,503          $1,401,181
Retailing Fund               4/1/1998      0.85%         $  175,155        $   138,347          $   67,733
Technology Fund             4/14/1998      0.85%         $  357,577        $   331,368          $  263,489
Telecommunications Fund      4/1/1998      0.85%         $  161,381        $   246,756          $  301,598
Transportation Fund          4/2/1998      0.85%         $  329,596        $   315,775          $  123,987
Utilities Fund               4/3/2000      0.85%         $  466,642        $   462,211          $  418,939
Europe 1.25x Strategy
   Fund                      5/8/2000      0.90%         $  507,913        $   796,962          $  804,433
Japan 2x Strategy Fund      2/22/2008      0.75%                    **                **        $    3,548
International Rotation
   Fund                     8/31/2007      0.90%                    **                **        $  142,655
Government Long Bond
1.2x Strategy Fund           1/3/1994      0.50%         $  587,542         $  563,994          $  370,353
Inverse Government Long
Bond Strategy Fund           3/3/1995      0.90%       $18,373,376*         $9,286,719*         $4,489,589
High Yield Strategy Fund    4/15/2007      0.75%                   **                  **       $  171,203
Inverse High Yield
   Strategy Fund            4/15/2007      0.75%                   **                  **       $  114,386
Absolute Return
   Strategies Fund          9/19/2005      1.15%         $  105,792        $ 1,992,108          $3,474,786

                               FUND                     ADVISORY FEES    ADVISORY FEES PAID   ADVISORY FEES PAID
                            INCEPTION                  PAID FOR FISCAL     FOR FISCAL YEAR      FOR FISCAL YEAR
FUND NAME                      DATE     ADVISORY FEE   YEAR ENDED 2006       ENDED 2007           ENDED 2008
---------                   ---------   ------------   ---------------   ------------------   ------------------
Alternative Strategies
Allocation Fund             3/07/2008      0.00%                   **                 **                  ****
Commodities Strategy Fund     5/25/05      0.75%         $  150,839        $   351,996          $  638,517
Strengthening Dollar 2x                                                                         $  277,097
Strategy Fund                 5/25/05      0.90%         $   90,743        $   197,221
Weakening Dollar 2x                                                                             $1,361,166
Strategy Fund                 5/25/05      0.90%         $  189,120        $ 1,300,330
Hedged Equity Fund          9/19/2005      1.15%         $   58,154        $   414,760          $  512,329
Real Estate Fund            2/20/2004      0.85%         $  278,357        $   449,638          $  156,793
Essential Portfolio
Conservative Fund           6/30/2006      0.00%****               **                 ****                ****
Essential Portfolio
Moderate Fund               6/30/2006      0.00%****               **                 ****                ****
Essential Portfolio
Aggressive Fund             6/30/2006      0.00%****               **                 ****                ****
U.S. Government Money
Market Fund                 12/1/1993      0.50%         $7,266,999        $ 6,601,467          $6,156,108


* Prior to April 1, 2007, the Funds pursued their respective investment objectives indirectly through a master-feeder arrangement, and the advisory fees were paid by the corresponding master fund. Effective April 1, 2007, the Funds discontinued their master-feeder arrangements and now pursue their investment objectives directly. As a result, the Funds pay all fees and expenses.

**   Not in operation for the period indicated.

*** The Multi-Cap Core Equity Fund pays the Advisor a management fee that is comprised of two components: the first component is an annual basic fee (the "basic fee") equal to 0.70% of the Multi-Cap Core Equity Fund's average daily net assets, and the second component is a performance fee adjustment. The Multi-Cap Core Equity Fund's fee structure is described below.

**** The Advisor receives an investment advisory fee for managing the Underlying
     Funds. The Underlying Funds pay a monthly investment advisory fee to the Advisor for its services. The fee is based on the average daily net assets of each Underlying Fund and calculated at an annual rate for each Underlying Fund. For more information regarding the Underlying Funds' investment advisory fees and expense limitations, please see the Underlying Funds' prospectuses and applicable sections of this SAI. The Funds benefit from the investment advisory services provided to the Underlying Funds and, as shareholders of those Underlying Funds, indirectly bear a proportionate share of those Underlying Funds' advisory fees.

The Multi-Cap Core Equity Fund's basic fee is subject to upward or downward adjustment depending on whether, and to what extent, the investment performance of the Fund for the relevant performance period exceeds, or is exceeded by, the investment record (the "record") of the index determined by the Fund to be appropriate over the same period. The Trustees have designated the Russell 3000(R) Index (the "Index") for this purpose. The Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The performance period consists of a rolling 12-month period, and will be calculated and applied at the end of each month. Each 0.0375% of difference will result in a performance rate adjustment of 0.01%. The maximum annualized performance rate adjustment is +/- 0.20%. A percentage of this rate (based on the number of days in the current month) is then multiplied by the average daily net assets of the Multi-Cap Core Equity Fund over the entire performance period, giving the dollar amount that will be added to (or subtracted from) the basic fee.

PERFORMANCE ADJUSTMENT EXAMPLE. The following hypothetical example illustrates the application of the performance adjustment. For purposes of the example, any dividends and capital gain distributions paid by the Multi-Cap Core Equity Fund are treated as if reinvested in shares of the Multi-Cap Core Equity Fund at net asset value, and any dividends paid on the stocks in the Index are treated as if reinvested in the Index.

The example also makes these assumptions:

                                Fund's       Index's           Fund's
For the rolling 12-month      investment   cumulative   performance relative
performance period           performance     change         to the index
-------------------------   ------------   ----------   --------------------
January 1                   $50.00100.00
December 31                 $55.25110.20
Absolute change                   +$5.25    +$10.20
Actual change                     +10.50%    +10.20%           +0.30%

Based on these assumptions, the Multi-Cap Core Equity Fund calculates the Advisor's management fee rate for the last month of the performance period as follows:

     - The portion of the annual basic fee rate of 0.70% applicable to that month is multiplied by the Fund's average daily net assets for the month. This results in the dollar amount of the basic fee.

     - The +0.30% difference between the performance of the Multi-Cap Core Equity Fund and the record of the Index is divided by 3.75, producing a rate of 0.08%.

     - The 0.08% rate (adjusted for the number of days in the month) is multiplied by the Fund's average daily net assets for the performance period. This results in the dollar amount of the performance adjustment.

     - The dollar amount of the performance adjustment is added to the dollar amount of the basic fee, producing the adjusted management fee.

If the record of the Index during the performance period exceeded the Multi-Cap Core Equity Fund's performance, the dollar amount of the performance adjustment would be deducted from the dollar amount of the basic fee.

Because the adjustment to the basic fee is based on the comparative performance of the Multi-Cap Core Equity Fund and the record of the Index, the controlling factor is not whether the Multi-Cap Core Equity Fund performance is up or down, but whether it is up or down more or less than the record of the Index. Therefore, it is possible that the Fund will pay a positive performance adjustment even during periods of negative Fund performance. Moreover, the comparative investment performance of the Multi-Cap Core Equity Fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

From time to time, the Trustees may determine that another securities index is a more appropriate benchmark than the Index for purposes of evaluating the performance of the Multi-Cap Core Equity Fund. In such event, a successor index may be substituted for the Index in prospectively calculating the performance based adjustment to the basic fee. However, the calculation of the performance adjustment for any portion of the performance period prior to the adoption of the successor index would still be based upon the Multi-Cap Core Equity Fund's performance compared to the Index.

It is not possible to predict the effect of the performance adjustment on the overall compensation to the Advisor in the future since it will depend on the performance of the Multi-Cap Core Equity Fund relative to the record of the Index.

Under the terms of the advisory contract, the Multi-Cap Core Equity Fund pays management fees at a rate equal to the basic fee plus or minus the amount of the performance adjustment for the current semi-annual period. The management fee is computed and accrued daily, and the entire management fee is paid monthly.


The Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Board and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the Board members who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

THE SUB-ADVISOR AND THE SUB-ADVISORY AGREEMENT

Under an investment sub-advisory agreement dated January 18, 2008, between the Advisor and the Sub-Advisor, Valu-Trac Investment Management Limited ("Valu-Trac"), serves as investment sub-adviser to the International Rotation Fund and is responsible for providing an investment model for use by the Advisor in managing the International Rotation Fund's portfolio, and other investment advice as requested. Valu-Trac, located at Mains of Orton Fochabers, Moray, Scotland IV32 7QE, is an investment management firm registered with the SEC under the Investment Advisers Act of 1940. Valu-Trac, a limited liability company formed in England, is a wholly-owned subsidiary of Valu-Trac Limited, and focuses on worldwide market values and central bank monetary developments. Valu-Trac was established in 1989 and provides investment and currency management services on a discretionary and non-discretionary basis to its clients that chiefly consist of institutional investors in the United Kingdom, North America, Australia and the Far East, the Middle East and Continental Europe. As of July 1, 2008, the Sub-Advisor managed approximately $686 million in assets.

For its services as investment sub-adviser, Valu-Trac is entitled to receive a fee from the Advisor, which is calculated daily and paid monthly, at an annual rate of 0.35% of the International Rotation Fund's average daily net assets. In addition to providing sub-advisory services, the Sub-Advisor and its affiliates may provide shareholder and sales support services on behalf of the International Rotation Fund.

The continuance of the Advisory Agreements and the Sub-Advisory Agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Board members who are not parties to the Advisory Agreements, Sub-Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each of the Advisory Agreements and Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding shares of the Fund, on not less than 60 days' written notice to the Advisor, or by the Advisor on 60 days' written notice to the Trust. Each of the Advisory Agreements and Sub-Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.


PORTFOLIO MANAGERS

This section includes information about each Fund's portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS. Including the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:

                     REGISTERED INVESTMENT      OTHER POOLED INVESTMENT
                         COMPANIES(1,2)              VEHICLES(1)              OTHER ACCOUNTS(1)
                   -------------------------   ------------------------   ------------------------
                   NUMBER OF                   NUMBER OF                  NUMBER OF
      NAME          ACCOUNTS    TOTAL ASSETS    ACCOUNTS   TOTAL ASSETS    ACCOUNTS   TOTAL ASSETS
----------------   ---------   -------------   ---------   ------------   ---------   ------------
Michael P. Byrum      141      $11.8 billion       0            N/A           1       less than $5
                                                                                         million

Michael Dellapa       141      $11.8 billion       0            N/A           7       less than $5
                                                                                         million

Ryan Harder           141      $11.8 billion       0            N/A           6       less than $5
                                                                                         million

Douglas Holmes        141      $11.8 billion       0            N/A           9       less than $5
                                                                                         million

1    Information provided is as of March 31, 2008.

2 The portfolio managers manage two registered investment companies, the Rydex Series Funds Multi-Cap Core Equity Fund and Rydex Variable Trust Multi-Cap Core Equity Fund, that are subject to a performance based advisory fee. The two Funds had $40.6 million in assets under management as of March 31, 2008.


CONFLICTS OF INTEREST. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of a Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as one of the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.


PORTFOLIO MANAGER COMPENSATION. The Advisor compensates each portfolio manager for his management of the Funds. The portfolio managers' compensation consists of a fixed annual salary and a discretionary bonus. The amount of the discretionary bonus is determined by three components. The first component is a comparison of the portfolio manager's Fund performance, calculated on a pre-tax basis relative to a mutual fund peer's performance and/or to the performance of applicable internal or external benchmarks as measured over a one-year period. Mutual fund peers are those funds with similar investment objectives to the Funds managed by the portfolio managers. Mutual fund peers do not exist for all of the Rydex Funds. Rydex Funds that do not have a mutual fund peer available for comparison purposes will instead be compared to applicable internal or external benchmarks. An external benchmark, such as the S&P 500 Index, will be used for each Rydex Fund that seeks to track the performance of a published index. For a complete list and description of the external benchmarks used by each Fund, see "More Information About the Funds - Benchmarks and Investment Methodology" in the Funds' Prospectuses. An internal benchmark, such as the inverse of the S&P 500 Index, will be used when an external benchmark is not available. The second component used to determine the discretionary bonus is based on the Advisor's overall profitability as measured by its profit margin and assets under management. The third component used to determine the discretionary bonus is based on a number of more subjective, but equally important, factors, including a portfolio manager's enhancements to existing products, creation of new products and concepts, support of sales, marketing, and client service, and contributions to the advancement of the organization as a whole.


FUND SHARES OWNED BY PORTFOLIO MANAGERS. The following table shows the dollar amount range of each portfolio manager's "beneficial ownership" of shares of each Fund as of the Trust's most recently completed fiscal year end. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.


PORTFOLIO MANAGER               FUND NAME               DOLLAR RANGE OF SHARES OWNED
-----------------   ---------------------------------   ----------------------------
Michael P. Byrum     Absolute Return Strategies Fund          $50,001-$100,000
                            Hedged Equity Fund                 $10,001-$50,000
Michael Dellapa      Absolute Return Strategies Fund           $10,001-$50,000
                            Hedged Equity Fund                 $10,001-$50,000
Ryan Harder         U.S. Government Money Market Fund            $1-$10,000
Douglas Holmes                     None                             None



THE ADMINISTRATIVE SERVICE AGREEMENT AND ACCOUNTING SERVICE AGREEMENT


General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by Rydex Fund Services, Inc. (the "Servicer"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, subject to the general supervision and control of the Board and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer.

Under the service agreement, the Servicer provides the Trust and each Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and each Fund under federal and state securities laws. The Servicer also maintains the shareholder account records for each Fund, disburses dividends and distributions payable by each Fund, and produces statements with respect to account activity for each Fund and each Fund's shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to each Fund; each Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to each Fund under the service agreement.

In consideration for its services, the Servicer is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of each Fund except the Government Long Bond 1.2x Strategy and U.S. Government Money Market Funds, which have an annual rate of 0.20% of the daily net assets of the Funds. The service fee contractual rate paid to the Servicer by the Funds is set forth in the table below.

For the fiscal years ended March 31, 2006, 2007 and 2008, the Funds paid the following service fees to the Servicer:

                                                   ADMINISTRATIVE      ADMINISTRATIVE      ADMINISTRATIVE
                                                  SERVICE FEES PAID   SERVICE FEES PAID   SERVICE FEES PAID
                                        FUND       FOR FISCAL YEAR     FOR FISCAL YEAR     FOR FISCAL YEAR
                                      INCEPTION         ENDED               ENDED               ENDED
FUND NAME                               DATE            2006                2007                2008
----------------------------------    ---------   -----------------   -----------------   -----------------
Inverse Mid-Cap Strategy Fund         2/20/2004       $   34,011         $   74,641          $   42,223
Inverse NASDAQ-100(R) Strategy Fund    9/3/1998       $  501,190         $  445,126          $  241,419
Inverse Russell 2000(R) Strategy
   Fund                               2/20/2004       $  133,573         $  287,059          $  161,768
Inverse S&P 500 Strategy Fund          1/7/1994       $1,131,698         $1,169,307          $  781,976
Mid-Cap 1.5x Strategy Fund            8/16/2001       $  201,554         $  146,021          $  125,130
Multi-Cap Core Equity Fund            9/23/2002       $  208,961         $  196,779          $  143,282
Nova Fund                             7/12/1993       $  741,920         $  572,813          $  476,065
NASDAQ-100(R) Fund                    2/14/1994       $2,421,716         $1,782,877          $1,822,855
Russell 2000(R) Fund                   6/1/2006                *         $   20,187          $   19,179
Russell 2000(R) 1.5x Strategy Fund    11/1/2000       $  425,806         $  266,834          $  137,051
S&P 500 Fund                           6/1/2006                *         $   30,169          $   72,033
Sector Rotation Fund                  3/22/2002       $  494,272         $  875,556          $  918,886
Large-Cap Growth Fund                 2/20/2004       $  107,396         $   94,002          $  152,105
Large-Cap Value Fund                  2/20/2004       $  145,225         $  432,933          $  202,046
Mid-Cap Growth Fund                   2/20/2004       $  198,089         $   67,134          $   74,408
Mid-Cap Value Fund                    2/20/2004       $  252,414         $  108,843          $   76,681
Small-Cap Growth Fund                 2/20/2004       $  158,918         $   78,161          $   48,472
Small-Cap Value Fund                  2/20/2004       $  184,584         $   96,300          $   36,794
Banking Fund                           4/1/1998       $   26,607         $   35,650          $   30,427
Basic Materials Fund                   4/1/1998       $   88,800         $  105,782          $  372,772
Biotechnology Fund                     4/1/1998       $  361,070         $  247,082          $  194,114
Consumer Products Fund                 7/6/1998       $   76,815         $  111,334          $  102,929
Electronics Fund                       4/1/1998       $  126,365         $   80,939          $   55,811
Energy Fund                           4/21/1998       $  411,836         $  314,841          $  299,811
Energy Services Fund                   4/1/1998       $  416,213         $  434,177          $  465,334
Financial Services Fund                4/2/1998       $   89,295         $  119,649          $   63,553
Health Care Fund                      4/17/1998       $  222,062         $  172,365          $  140,896
Internet Fund                          4/6/2000       $   44,915         $   45,768          $   43,036
Leisure Fund                           4/1/1998       $   52,799         $   79,624          $   21,750
Precious Metals Fund                  12/1/1993       $  512,177         $  547,168          $  467,060
Retailing Fund                         4/1/1998       $   51,516         $   40,690          $   19,922
Technology Fund                       4/14/1998       $  105,170         $   97,461          $   77,497
Telecommunications Fund                4/1/1998       $   47,465         $   72,575          $   88,705

                                                   ADMINISTRATIVE      ADMINISTRATIVE      ADMINISTRATIVE
                                                  SERVICE FEES PAID   SERVICE FEES PAID   SERVICE FEES PAID
                                        FUND       FOR FISCAL YEAR     FOR FISCAL YEAR     FOR FISCAL YEAR
                                      INCEPTION         ENDED               ENDED               ENDED
FUND NAME                               DATE            2006                2007                2008
----------------------------------    ---------   -----------------   -----------------   -----------------
Transportation Fund                    4/2/1998       $   96,940         $   92,875          $   36,467
Utilities Fund                         4/3/2000       $  137,247         $  135,944          $  123,217
Europe 1.25x Strategy Fund             5/8/2000       $  141,087         $  221,379          $  223,454
Japan 2x Strategy Fund                2/22/2008                *                  *          $    1,183
International Rotation Fund           8/31/2007                *                  *          $   39,626
Government Long Bond 1.2x
   Strategy Fund                       1/3/1994       $  235,017         $  225,598          $  148,141
Inverse Government Long Bond
   Strategy Fund                       3/3/1995       $5,101,707         $2,278,030          $1,247,108
High Yield Strategy Fund              4/15/2007                *                  *          $   57,068
Inverse High Yield Strategy Fund      4/15/2007                *                  *          $   38,127
Absolute Return Strategies Fund       9/19/2005               **                 **                  **
Alternative Strategies
   Allocation Fund                    3/07/2008                *                  *                 ***
Commodities Strategy Fund             5/25/2005       $   50,280         $  117,332          $  212,839
Strengthening Dollar 2x
   Strategy  Fund                     5/25/2005       $   25,206         $   54,784          $   76,971
Weakening Dollar 2x Strategy Fund     5/25/2005       $   52,533         $  361,203          $  378,102
Hedged Equity Fund                    9/19/2005               **                 **                  **
Real Estate Fund                      2/20/2004       $   81,870         $  132,246          $   46,116
Essential Portfolio Conservative
   Fund                               6/30/3006                *                ***                 ***
Essential Portfolio Moderate Fund     6/30/3006                *                ***                 ***
Essential Portfolio Aggressive
   Fund                               6/30/3006                *                ***                 ***
U.S. Government Money Market Fund     12/1/1993       $2,906,800         $2,640,587          $2,462,443

*    Not in operation for the period indicated.

** The Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

*** The Advisor has contractually agreed to pay all other expenses of the Fund, excluding Acquired Fund fees and expenses, interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions and extraordinary expenses.

Pursuant to an Accounting Services Agreement, the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions for a fee calculated at an annual percentage rate of one-tenth of one percent (0.10%) on the first $250 million of the average daily net assets, seventy-five-thousandths of one percent (0.075%) on the next $250 million of the average daily net assets, one- twentieth of one percent (0.05%) on the next $250 million of the average daily net assets, and one- thirty-third of one percent (0.03%) on the average daily net assets over $750 million of the Funds. Certain officers and members of the Board of the Trust are also officers and directors of the Servicer.

For the fiscal years ended March 31, 2006, 2007, and 2008, the Funds paid the following accounting service fees to the Servicer:

                                                          ACCOUNTING     ACCOUNTING     ACCOUNTING
                                                         SERVICE FEES   SERVICE FEES   SERVICE FEES
                                                           PAID FOR       PAID FOR       PAID FOR
                                                FUND      FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                             INCEPTION       ENDED          ENDED          ENDED
FUND NAME                                       DATE         2006           2007           2008
---------                                    ---------   ------------   ------------   ------------
Inverse Mid-Cap Strategy Fund                2/20/2004     $ 13,605       $ 29,856       $ 16,889
Inverse NASDAQ-100(R) Strategy Fund           9/3/1998     $200,132       $177,663       $ 96,567
Inverse Russell 2000(R) Strategy Fund        2/20/2004     $ 53,429       $114,824       $ 64,707
Inverse S&P 500 Strategy Fund                 1/7/1994     $401,636       $403,674       $297,050
Mid-Cap 1.5x Strategy Fund                   8/16/2001     $ 80,622       $ 58,408       $ 50,052
Multi-Cap Core Equity Fund                   9/23/2002     $ 83,584       $ 78,712       $ 57,313
Nova Fund                                    7/12/1993     $285,310       $227,366       $190,426
NASDAQ-100(R) Fund                           2/14/1994     $629,957       $541,188       $548,228
Russell 2000(R) Fund                          6/1/2006            *       $  8,075       $  7,671
Russell 2000(R) 1.5x Strategy Fund           11/1/2000     $170,131       $106,733       $ 54,821
S&P 500 Fund                                  6/1/2006            *       $ 12,068       $ 28,813
Sector Rotation Fund                         3/22/2002     $193,592       $324,995       $338,006
Large-Cap Growth Fund                        2/20/2004     $ 42,958       $ 37,601       $ 60,842
Large-Cap Value Fund                         2/20/2004     $ 58,090       $172,985       $ 80,818
Mid-Cap Growth Fund                          2/20/2004     $ 79,236       $ 26,854       $ 29,763
Mid-Cap Value Fund                           2/20/2004     $100,966       $ 43,537       $ 30,672
Small-Cap Growth Fund                        2/20/2004     $ 63,567       $ 31,264       $ 19,389
Small-Cap Value Fund                         2/20/2004     $ 73,834       $ 38,520       $ 14,718
Banking Fund                                  4/1/1998     $ 10,643       $ 14,260       $ 12,171
Basic Materials Fund                          4/1/1998     $ 35,520       $ 42,313       $149,109
Biotechnology Fund                            4/1/1998     $144,428       $ 98,833       $ 77,646
Consumer Products Fund                        7/6/1998     $ 30,726       $ 44,534       $ 41,172
Electronics Fund                              4/1/1998     $ 50,546       $ 32,375       $ 22,324
Energy Fund                                  4/21/1998     $164,734       $125,936       $119,924
Energy Services Fund                          4/1/1998     $165,826       $173,278       $185,904

                                                          ACCOUNTING     ACCOUNTING     ACCOUNTING
                                                         SERVICE FEES   SERVICE FEES   SERVICE FEES
                                                           PAID FOR       PAID FOR       PAID FOR
                                                FUND      FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                             INCEPTION       ENDED          ENDED          ENDED
FUND NAME                                       DATE         2006           2007           2008
---------                                    ---------   ------------   ------------   ------------
Financial Services Fund                       4/2/1998     $ 35,718       $ 47,860       $ 25,421
Health Care Fund                             4/17/1998     $ 88,835       $ 68,946       $ 56,358
Internet Fund                                 4/6/2000     $ 17,966       $ 18,307       $ 17,214
Leisure Fund                                  4/1/1998     $ 21,119       $ 31,850       $  8,700
Precious Metals Fund                         12/1/1993     $204,551       $217,752       $186,824
Retailing Fund                                4/1/1998     $ 20,606       $ 16,276       $  7,969
Technology Fund                              4/14/1998     $ 42,068       $ 38,984       $ 30,999
Telecommunications Fund                       4/1/1998     $ 18,986       $ 29,030       $ 35,482
Transportation Fund                           4/2/1998     $ 38,776       $ 37,150       $ 14,587
Utilities Fund                                4/3/2000     $ 54,899       $ 54,378       $ 49,287
Europe 1.25x Strategy Fund                    5/8/2000     $ 56,435       $ 88,551       $ 89,382
Japan 2x Strategy Fund                       2/22/2008            *              *       $    473
International Rotation Fund                  8/31/2007            *              *       $ 15,851
Government Long Bond 1.2x Strategy Fund       1/3/1994     $117,508       $112,799       $ 74,071
Inverse Government Long Bond Strategy Fund    3/3/1995     $951,556       $642,519       $427,307
High Yield Strategy Fund                     4/15/2007            *              *       $ 22,827
Inverse High Yield Strategy Fund             4/15/2007            *              *       $ 15,251
Absolute Return Strategies Fund**            9/19/2005           **             **             **
Alternative Strategies Allocation Fund       3/07/2008            *              *            ***
Commodities Strategy Fund                    5/25/2005     $ 20,112       $ 46,933       $ 85,136
Strengthening Dollar 2x Strategy Fund        5/25/2005     $ 10,083       $ 21,913       $ 30,789
Weakening Dollar 2x Strategy Fund            5/25/2005     $ 21,013       $144,481       $151,241
Hedged Equity Fund                           9/19/2005           **             **             **
Real Estate Fund                             2/20/2004     $ 32,748       $ 52,899       $ 18,446
Essential Portfolio Conservative Fund        6/30/2006            *            ***            ***
Essential Portfolio Moderate Fund            6/30/2006            *            ***            ***

                                                          ACCOUNTING     ACCOUNTING     ACCOUNTING
                                                         SERVICE FEES   SERVICE FEES   SERVICE FEES
                                                           PAID FOR       PAID FOR       PAID FOR
                                                FUND      FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                             INCEPTION       ENDED          ENDED          ENDED
FUND NAME                                       DATE         2006           2007           2008
---------                                    ---------   ------------   ------------   ------------
Essential Portfolio Aggressive Fund          6/30/2006            *            ***            ***
U.S. Government Money Market Fund            12/1/1993     $775,371       $732,665       $706,641


*    Not in operation for the period indicated.

** The Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

*** The Advisor has contractually agreed to pay all other expenses of the Fund, excluding Acquired Fund fees and expenses, interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions and extraordinary expenses.

DISTRIBUTION


Pursuant to a distribution agreement adopted by the Trust (the "Distribution Agreement"), the Distributor, located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, acts as distributor for the shares of the Trust under the general supervision and control of the Board and the officers of the Trust. The Distributor is a subsidiary of Security Benefit and an affiliate of the Advisor. The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of the Funds. In addition, the Distribution Agreement permits the Distributor to receive as compensation any front-end sales load or contingent deferred sales charge collected by the Funds or other asset-based sales charges collected pursuant to any distribution or shareholder services plans adopted by the Funds on behalf of the various classes of shares. Each of the Fund's current distribution and shareholder services plans, as well as a description of the services performed under each, are described below.


ADVISOR CLASS DISTRIBUTION AND SHAREHOLDER SERVICING PLAN - Each Fund that offers Advisor Class Shares has adopted a Distribution and Shareholder Services Plan for Advisor Class Shares (the "Advisor Class Plan"). Under the Advisor Class Plan, the Distributor, or third parties that enter into agreements with the Distributor ("Service Providers"), may receive up to 0.25% of each Fund's assets attributable to Advisor Class Shares as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act. In addition to distribution services, the Advisor Class Plan permits the payment of up to 0.25% of each Fund's assets attributable to Advisor Class Shares to the Distributor or designated Service Providers as compensation for shareholder services, which are not primarily intended to result in the sale of the shares of the Funds.


A-CLASS DISTRIBUTION PLAN - Each Fund has adopted a Distribution Plan applicable to A-Class Shares (the "A-Class Plan"). Under the A-Class Plan, the Distributor, or designated Service Providers, may receive up to 0.25% of each Fund's assets attributable to A-Class Shares as compensation for distribution services pursuant to Rule 12b-1 under the 1940 Act. The Essential Portfolio Funds, however, will generally not pay distribution fees to the Distributor.

C-CLASS DISTRIBUTION AND SHAREHOLDER SERVICING PLAN - Each Fund has adopted a Distribution and Shareholder Services Plan for C-Class Shares (the "C-Class Plan"). Under the C-Class Plan, the Distributor, or designated Service Providers, may receive up to a total of 1.00% of each Fund's (except for the Essential Portfolio Funds) and 0.75% of each Essential Portfolio Fund's assets attributable to C-Class Shares as compensation for distribution and shareholder services pursuant to Rule 12b-1 under the 1940 Act. The C-Class Plan allows for payment of up to 0.75% of each Fund's (except for the Essential Portfolio Funds) and 0.50% of each Essential Portfolio Fund's assets attributable to C-Class Shares as compensation for distribution services and up to 0.25% of each Fund's assets attributable to C-Class Shares as compensation for shareholder services.

In addition, each Essential Portfolio Fund invests in A-Class Shares of the Underlying Funds and the Underlying Funds have adopted the A-Class Distribution Plan discussed above. Under the A-Class Distribution Plan, the Distributor, or designated service providers, may receive up to 0.25% of each Underlying Fund's assets attributable to A-Class Shares as compensation for distribution services pursuant to Rule 12b-1 under the 1940 Act. As a result, designated service providers may receive up to 1.00% of each Fund's assets attributable to C-Class Shares, paid out of asset-based sales charges collected from the Funds under the C-Class Distribution and Shareholder Servicing Plan and from the Underlying Funds under the A-Class Distribution Plan.


H-CLASS DISTRIBUTION PLAN AND SHAREHOLDER SERVICES PLAN - Each Fund that offers H-Class Shares has adopted a Distribution Plan and a Shareholder Services Plan applicable to H-Class Shares (the "H-Class Plan"). Under the H-Class Plan, the Distributor, or designated Service Providers, may receive up to 0.25% of each Fund's assets attributable to H-Class Shares as compensation for distribution services pursuant to Rule 12b-1 under the 1940 Act. The Shareholder Services Plan permits the payment of up to 0.25% of each Fund's assets attributable to H-Class Shares to designated Service Providers as compensation for providing shareholder services, which are not primarily intended to result in the sale of the shares of the Funds.

DESCRIPTION OF DISTRIBUTION AND SHAREHOLDER SERVICES - Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund "supermarkets" and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Funds), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.


Shareholder services may include: (i) maintaining accounts relating to clients that invest in shares; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by the Service Providers; (iv) responding to inquiries from clients concerning their investment in shares; (v) assisting clients in changing dividend options, account designations and addresses; (vi) providing information periodically to clients showing their position in shares; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and (viii) processing dividend payments from the Funds on behalf of clients.

For the fiscal year ended March 31, 2008, the Funds paid the following fees pursuant to the plans described above:

                                                           ADVISOR
                                                FUND        CLASS       A-CLASS      C-CLASS      H-CLASS
                                             INCEPTION     (0.25%       (0.25%       (1.00%       (0.25%
FUND NAME                                       DATE     12B-1 FEE)   12B-1 FEE)   12B-1 FEE)   12B-1 FEE)
---------                                    ---------   ----------   ----------   ----------   ----------
Inverse Mid-Cap Strategy Fund                2/20/2004    $      0    $  1,742     $   10,915    $ 37,752
Inverse NASDAQ-100(R) Strategy Fund           9/3/1998    $ 15,986    $  6,667     $  118,614    $      0
Inverse Russell 2000(R) Strategy Fund        2/20/2004    $      0    $ 20,265     $   71,924    $123,523
Inverse S&P 500 Strategy Fund                 1/7/1994    $ 76,293    $ 26,017     $  328,946    $      0
Mid-Cap 1.5x Strategy Fund                   8/16/2001    $      0    $  6,635     $  145,208    $ 82,192
Multi-Cap Core Equity Fund                   9/23/2002    $      0    $ 10,456     $  248,389    $ 70,728
Nova Fund                                    7/12/1993    $149,968    $ 34,131     $  393,218    $      0
NASDAQ-100(R) Fund                           2/14/1994    $ 85,466    $ 16,382     $  133,910    $      0
Russell 2000(R) Fund                          6/1/2006    $      0    $  1,482     $    8,384    $ 15,601
Russell 2000(R) 1.5x Strategy Fund           11/1/2000    $      0    $ 14,236     $  169,094    $ 80,542
S&P 500 Fund                                  6/1/2006    $      0    $  6,713     $   42,638    $ 54,661
Sector Rotation Fund                         3/22/2002    $      0    $120,530     $1,243,218    $487,550
Large-Cap Growth Fund                        2/20/2004    $      0    $  9,836     $   88,047    $120,257
Large-Cap Value Fund                         2/20/2004    $      0    $ 12,540     $   69,338    $172,172
Mid-Cap Growth Fund                          2/20/2004    $      0    $ 10,087     $   37,120    $ 55,041
Mid-Cap Value Fund                           2/20/2004    $      0    $  9,280     $   45,462    $ 56,035
Small-Cap Growth Fund                        2/20/2004    $      0    $  6,619     $   50,347    $ 29,266
Small-Cap Value Fund                         2/20/2004    $      0    $  7,915     $   29,286    $ 21,557
Banking Fund                                  4/1/1998    $  5,125    $  1,229     $   23,131    $      0
Basic Materials Fund                          4/1/1998    $ 71,268    $ 17,809     $  117,647    $      0
Biotechnology Fund                            4/1/1998    $ 27,233    $  4,257     $   37,511    $      0
Consumer Products Fund                        7/6/1998    $ 73,426    $  5,421     $   37,065    $      0
Electronics Fund                              4/1/1998    $  6,631    $    374     $   29,272    $      0
Energy Fund                                  4/21/1998    $ 93,994    $ 15,661     $  238,060    $      0
Energy Services Fund                          4/1/1998    $107,175    $ 31,944     $  313,114    $      0
Financial Services Fund                       4/2/1998    $ 30,428    $  2,681     $   34,316    $      0
Health Care Fund                             4/17/1998    $ 77,220    $  2,273     $   68,706    $      0
Internet Fund                                 4/6/2000    $ 14,032    $    447     $   17,923    $      0
Leisure Fund                                  4/1/1998    $ 12,080    $    695     $   16,430    $      0
Precious Metals Fund                         12/1/1993    $ 42,993    $ 17,520     $  246,042    $      0
Retailing Fund                                4/1/1998    $  6,867    $    484     $   18,440    $      0
Technology Fund                              4/14/1998    $ 22,485    $  2,291     $   34,170    $      0
Telecommunications Fund                       4/1/1998    $ 27,946    $  3,391     $   59,703    $      0
Transportation Fund                           4/2/1998    $ 18,734    $    806     $   22,397    $      0
Utilities Fund                                4/3/2000    $ 26,979    $  8,641     $   81,959    $      0

                                                           ADVISOR
                                                FUND        CLASS       A-CLASS      C-CLASS      H-CLASS
                                             INCEPTION     (0.25%       (0.25%       (1.00%       (0.25%
FUND NAME                                       DATE     12B-1 FEE)   12B-1 FEE)   12B-1 FEE)   12B-1 FEE)
---------                                    ---------   ----------   ----------   ----------   ----------
Europe 1.25x Strategy Fund                    5/8/2000    $      0    $ 22,413     $  121,038    $170,781
Japan 2x Strategy Fund                       2/22/2008    $      0    $     40     $      151    $  1,105
International Rotation Fund                  8/31/2007    $      0    $ 16,091     $   22,473    $ 17,917
Government Long Bond 1.2x Strategy Fund       1/3/1994    $ 66,025    $ 34,683     $   91,025    $      0
Inverse Government Long Bond Strategy Fund    3/3/1995    $149,671    $105,590     $1,619,075    $      0
High Yield Strategy Fund                     4/15/2007    $      0    $ 14,058     $    4,070    $ 41,993
Inverse High Yield Strategy Fund             4/15/2007    $      0    $  5,622     $   16,210    $ 28,453
Absolute Return Strategies Fund*             9/19/2005    $      0    $122,415     $  612,975    $479,730
Alternative Strategies Allocation Fund**     3/07/2008    $      0    $      0     $       20    $      0
Commodities Strategy Fund                    5/24/2005    $      0    $ 31,342     $   77,547    $162,107
Strengthening Dollar 2x Strategy Fund        5/24/2005    $      0    $  7,605     $   36,099    $ 60,342
Weakening Dollar 2x Strategy Fund            5/24/2005    $      0    $ 65,491     $  177,312    $268,283
Hedged Equity Fund*                          9/19/2005    $      0    $ 16,974     $   73,658    $ 75,988
Real Estate Fund                             2/20/2004    $      0    $ 11,389     $   28,483    $ 27,606
Essential  Portfolio Conservative Fund**     6/30/2006    $      0    $      0     $   30,010    $      0
Essential Portfolio Moderate Fund**          6/30/2006    $      0    $      0     $  199,055    $      0
Essential Portfolio Aggressive Fund**        6/30/2006    $      0    $      0     $   55,650    $      0
U.S. Government Money Market Fund            12/1/1993    $779,177    $ 49,678     $1,166,311    $      0

* The Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

** The Advisor has contractually agreed to pay all other expenses of the Fund, excluding Acquired Fund fees and expenses, interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions and extraordinary expenses.


COSTS AND EXPENSES

Each Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; the costs and expenses of redeeming shares of a Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, each of the Funds pays an equal portion of the trustee fees and expenses for attendance at Board meetings for the Board members who are not affiliated with, or interested persons of, the Advisor.

BUSINESS CONTINUITY AND DISASTER RECOVERY

The Advisor, the Distributor and the Servicer (collectively, the "Service Providers") have developed a joint Business Continuity and Disaster Recovery Program (the "Program") that is designed to minimize the disruption of normal business operations in the event of a disaster. While the Service Providers believe that the Program is comprehensive and should enable them to survive a disaster and reestablish normal business operations in a timely manner, under certain unusual or unexpected circumstances the Service Providers could be prevented or hindered from providing services to the Funds for extended periods of time. These circumstances may include, without limitation, acts of God, acts of government in its sovereign or contractual capacity, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. Under each Service Provider's agreement with the Trust, absent willful misfeasance, bad faith or gross negligence on the part of the Service Provider, or the reckless disregard of their respective obligations, the Service Provider generally will not be liable for any related losses to the Funds or to the Funds' shareholders as a result of such an occurrence.

PRINCIPAL HOLDERS OF SECURITIES


As of July 7, 2008 the following persons were the only persons who were record owners or, to the knowledge of the Trust, beneficial owners of 5% or more of the shares of the Funds.

A-CLASS SHARES

                                                                                                                PERCENTAGE OF
FUND                                               NAME                                   ADDRESS                 OWNERSHIP
-----------------------------   ------------------------------------------   --------------------------------   ----------------
EUROPE 1.25x STRATEGY FUND      MS&CO FBO JOHN H MCCOY                       ROSEMONT BUSINESS CAMPUS RM 112
                                                                             919 CONESTOGA ROAD BLD 3
                                                                             ROSEMONT, PA 19010-1352                    12.97%

INVERSE S&P 500 STRATEGY FUND   UBS FINANCIAL SERVICES INC. FBO PAUL B
                                LOYD JR SPECIAL ACCOUNT                      HOUSTON, TX 77024-6914                      6.16%

NASDAQ-100(R) FUND              MS&CO FBO JOHN M MORRISETTE & LYNN C
                                MORRISETTE TTEES O/T JOHN & LYNN
                                MORRISETTE REV TR DTD 12/3/98                CANYON COUNTRY, CA 91351-3818               8.30%

NASDAQ-100(R) FUND              MS&CO FBO LAURA B. FOUCE TTEE OF THE
                                LAURA B. FOUCE LIVING TRUST DTD 5-24-96      ENCINO, CA 91436-1857                       5.60%

HEALTH CARE FUND                RBC CAPITAL MARKETS CORP
                                FBO RANDALL C MCDANIEL                       SHOREWOOD, MN 55331-9470                   11.82%

                                                                                                                PERCENTAGE OF
FUND                                               NAME                                   ADDRESS                 OWNERSHIP
-----------------------------   ------------------------------------------   --------------------------------   ----------------
CONSUMER PRODUCTS FUND          MS&CO FBO RICHARD H TARPLEY                  ABILENE, TX 79602-5200                      9.85%

TRANSPORTATION FUND             MICHAEL A TAVEL (ROTH)                       INDIANAPOLIS, IN 46240                      5.24%

BANKING FUND                    MS&CO C/F DON S DAVIS IRA                    5002 HWY 39 N BLDG A
                                STANDARD DATED 10/11/07                      MERIDIAN, MS 39301                          5.17%

BIOTECHNOLOGY FUND              CITIGROUP GLOBAL MARKETS INC.                333 WEST 34TH STREET - 3RD FLOOR
                                                                             NEW YORK, NEW YORK 10001                    5.37%

ELECTRONICS FUND                RBC CAPITAL MARKETS CORP FBO MARK O
                                SIMPSON INDIVIDUAL RETIREMENT ACCOUNT        SCOTTSDALE, AZ 85254-4766                   5.44%

INTERNET FUND                   RBC CAPITAL MARKETS CORP
                                FBO COREY M MCGLONE                          ROCHESTER, MN 55901-8259                    6.37%

INTERNET FUND                   DEBORAH A GUYETTE (RIRA)                     MYRTLE BEACH, SC 29588-5337                 5.89%

INTERNET FUND                   AMOS NIVENS (RIRA)                           CHESTERFIELD, SC 29709                      5.58%

UTILITIES FUND                  UBS FINANCIAL SERVICES INC.
                                FBO PAUL F WERLER                            4808 KNOX AVE S MINNEAPOLIS,
                                ANN F WERLER JT TEN WROS                     MN 55419-5239                               5.17%


SMALL-CAP VALUE FUND            MR JONATHAN ARNOLD                           COHASSET, MA 02025-1517                     5.16%

MID-CAP VALUE FUND              JANE M. WALTERS REV. TRUST U/A
                                DTD 1/24/01 JANE M. WALTERS TRU              11411 MAC'S COVE
                                C/O WINFORD FARM                             WRIGHT CITY, MO 633905792                   5.76%

MID-CAP VALUE FUND              QUARRIER B. COOK TRUST U/A DTD 10/3
                                QUARRIER B. COOK TRUSTEE  PREFERRED
                                ADVISOR NON-DISCRETIONARY                    SANTA FE, NM 875011088                      5.40%

MID-CAP GROWTH FUND             MS&CO FBO
                                THOMAS G HIXON                               RIDGELAND, MS 39157                        45.46%

MID-CAP GROWTH FUND             MS&CO FBO
                                CHARLES H WILLIAMS JR.                       MADISON, MS 39110                           8.31%

MID-CAP GROWTH FUND             MS&CO FBO                                    P.O. BOX 6716
                                WILLIAM C DEVINEY JR.                        JACKSON, MS 39282-6716                      7.33%

INVERSE MID-CAP STRATEGY FUND   A G EDWARDS & SONS C/F                       1171 LARKSONG LANE
                                WILLIAM R LILLIOTT IRA ACCOUNT               OLIVENHAIN, CA 92024-6826                  25.00%

INVERSE MID-CAP STRATEGY FUND   FRED ELBERT HULSE REV TRUST
                                DTD 5-2-92 DORIS H HULSE SUCC TTEE           BREVARD, NC 28712-3824                     10.94%

                                                                                                                PERCENTAGE OF
FUND                                               NAME                                   ADDRESS                 OWNERSHIP
-----------------------------   ------------------------------------------   --------------------------------   ----------------
WEAKENING DOLLAR 2x             PETER D BROWN TOD
STRATEGY FUND                   PETER D BROWN TRUST                          8100 CHINQUAPIN LN
                                PRIVATE ACCOUNT MANAGEMENT                   CINCINNATI, OH 45243-3240                   5.19%

ABSOLUTE RETURN                 MS&CO FBO MSB FBO E R JOHNSON TTEE ER        1212 AVE OF THE AMERICAS
STRATEGIES FUND                 JOHNSON AMEND/RES U/A 9/6/07                 12TH FL NEW YORK, NY 10036-1602            10.27%

S&P 500 FUND                    RANDALL C SOBBA (RIRA)                       WICHITA, KS 67206                          19.34%

S&P 500 FUND                    MS&CO FBO DANIEL S BECKER                    CHARLOTTESVILLE, VA 22903-2939              5.96%

S&P 500 FUND                    CLEARVIEW IRA C/F
                                RACHEL H VAUGHN                              PICKENS, SC 29671                           5.57%

JAPAN 2X STRATEGY FUND          ROBERTA HIRSCH (IRA)                         MELVILLE, NY 11747                          7.04%

JAPAN 2X STRATEGY FUND          BARRY GOLDBERG (IRA)                         PLAINVIEW, NY 11803                         5.06%

ABSOLUTE RETURN                                                              9601 BLACKWELL RD, STE 500
STRATEGIES FUND                 RYDEX ESSENTIAL PORTFOLIO MODERATE FUND      ROCKVILLE, MD 20850                         7.58%

ALTERNATIVE STRATEGIES                                                       P.O. BOX 2052
ALLOCATION FUND                 PERSHING LLC                                 JERSEY CITY, NJ 07303-9998                  6.86%

BANKING FUND                    PERSHING LLC                                 P.O. BOX 2052
                                                                             JERSEY CITY, NJ 07303-9998                  7.04%

BANKING FUND                    PERSHING LLC                                 P.O. BOX 2052
                                                                             JERSEY CITY, NJ 07303-9998                 13.34%

BANKING FUND                    PERSHING LLC                                 P.O. BOX 2052
                                                                             JERSEY CITY, NJ 07303-9998                 13.71%

BANKING FUND                    PERSHING LLC                                 P.O. BOX 2052
                                                                             JERSEY CITY, NJ 07303-9998                 10.32%

COMMODITIES STRATEGY FUND       RYDEX ALTERNATIVE STRATEGIES                 9601 BLACKWELL RD, STE 500
                                ALLOCATION FUND                              ROCKVILLE, MD 20850                         7.12%

COMMODITIES STRATEGY FUND       RYDEX EPT MODERATE                           9601 BLACKWELL RD, STE 500                  9.89%
                                                                             ROCKVILLE MD 20850

CONSUMER PRODUCTS FUND          MG TRUST COMPANY CUST.                       700 17TH STREET  SUITE 300
                                FBO GREENBROOK IMA                           DENVER, CO 80202                           11.84%

CONSUMER PRODUCTS FUND          PENSON FINANCIAL SERVICES, INC.              1700 PACIFIC AVENUE SUITE 1400
                                                                             DALLAS, TX 75201                            6.32%


                                                                                                                PERCENTAGE OF
FUND                                               NAME                                   ADDRESS                 OWNERSHIP
-----------------------------   ------------------------------------------   --------------------------------   -------------
CONSUMER PRODUCTS FUND          PENSON FINANCIAL SERVICES,                   1700 PACIFIC AVENUE                     6.32%
                                INC.                                         SUITE
                                                                             1400
                                                                             DALLAS, TX 75201

CONSUMER PRODUCTS FUND          PENSON FINANCIAL SERVICES, INC.              1700 PACIFIC AVENUE                     6.42%
                                                                             SUITE  1400
                                                                             DALLAS, TX 75201

ELECTRONICS FUND                PERSHING LLC                                 P.O. BOX 2052                          11.72%
                                                                             JERSEY CITY, NJ 07303-2052

ELECTRONICS FUND                PERSHING LLC                                 P.O. BOX 2052                          22.69%
                                                                             JERSEY CITY, NJ 07303-2052

ELECTRONICS FUND                PERSHING LLC                                 P.O. BOX 2052
                                                                             JERSEY CITY, NJ 07303-2052             22.33%

ELECTRONICS FUND                PERSHING LLC                                 P.O. BOX 2052
                                                                             JERSEY CITY, NJ 07303-2052             16.28%

ESSENTIAL PORTFOLIO             COUNSEL TRUST DBA MID ATLANTIC TRUST         235 ST CHARLES WAY  SUITE 100          40.13%
CONSERVATIVE FUND               COMPANY FBO                                  YORK, PA 17402
                                FTJFC

EUROPE 1.25x STRATEGY           NFS LLC FEBO                                 P.O. BOX 327                           20.19%
FUND                            DAVID G MYERS TTEE DAVID G MYERS TRUST       TURNERVILLE, GA 30580
                                U/A 8/1/00

FINANCIAL SERVICES FUND         AMERITRADE INC                               P.O. BOX 2226
                                                                             OMAHA, NE  68103-2226                   8.91%

GOVERNMENT LONG BOND 1.2x       RYDEX ESSENTIAL PORTFOLIO CONSERVATIVE       9601 BLACKWELL RD, STE 500             20.04%
STRATEGY FUND                   FUND                                         ROCKVILLE, MD 20850

GOVERNMENT LONG BOND 1.2x       RYDEX ESSENTIAL PORTFOLIO MODERATE FUND      9601 BLACKWELL RD, STE 500             43.67%
STRATEGY FUND                                                                ROCKVILLE, MD 20850

GOVERNMENT LONG BOND 1.2x
STRATEGY FUND                   RYDEX ESSENTIAL PORTFOLIO AGGRESSIVE FUND    9601 BLACKWELL RD, STE 500              9.40%
                                                                             ROCKVILLE, MD 20850

HEALTH CARE FUND                LPL FINANCIAL SERVICES                       9785 TOWNE CENTRE DRIVE                 5.52%
                                                                             SAN DIEGO, CA 92121-1968

HEALTH CARE FUND                PENSON FINANCIAL SERVICES, INC.              1700 PACIFIC AVENUE                     6.20%
                                                                             SUITE 1400
                                                                             DALLAS, TX 75201

HEALTH CARE FUND                PERSHING LLC                                 P.O. BOX 2052                           6.83%
                                                                             JERSEY CITY, NJ 07303-9998

HEALTH CARE FUND                PERSHING LLC                                 P.O. BOX 2052                           6.75%
                                                                             JERSEY CITY, NJ 07303-9998

HEDGED EQUITY FUND              FIRST CLEARING, LLC                          6635 ARMITAGE ROAD                      6.20%
                                JACK L. WYSZOMIERSKI &                       NEW HOPE, PA 18938-5616
                                KATHY D. WYSZOMIERSKI JT WROS

                                                                                                                PERCENTAGE OF
FUND                                               NAME                                   ADDRESS                 OWNERSHIP
-----------------------------   ------------------------------------------   --------------------------------   -------------
HEDGED EQUITY FUND              FIRST CLEARING, LLC                          301 OXFORD VALLEY ROAD, #501            5.11%
                                WBNA COLLATERAL ACCOUNT FBO WILLIAM T        YARDLEY, PA 19067
                                SCANLAN

HEDGED EQUITY FUND              FIRST CLEARING, LLC                          2968 MILL ROAD                         13.81%
                                KENNETH A SWANSTROM &                        DOYLESTOWN, PA 18902-1652
                                MARGARET L SWANSTROM JT WROS

HEDGED EQUITY FUND              RYDEX ESSENTIAL PORTFOLIO AGGRESSIVE FUND    9601 BLACKWELL RD, STE 500             20.12%
                                                                             ROCKVILLE, MD 20850

HEDGED EQUITY FUND              RYDEX ESSENTIAL PORTFOLIO MODERATE FUND      9601 BLACKWELL RD, STE 500             16.90%
                                                                             ROCKVILLE, MD 20850

HIGH YIELD STRATEGY FUND        AMERITRADE INC                               P.O. BOX 2226                           7.40%
                                                                             OMAHA, NE  68103-2226

HIGH YIELD STRATEGY FUND        AMERITRADE INC                               P.O. BOX 2226                           7.45%
                                                                             OMAHA,   68103-2226

HIGH YIELD STRATEGY FUND        FTC & CO                                     P.O. BOX 173736                        44.81%
                                DATALYNX                                     DENVER, CO 80217-3736

INTERNATIONAL ROTATION          RYDEX ESSENTIAL PORTFOLIO AGGRESSIVE FUND    9601 BLACKWELL RD, STE 500             25.51%
FUND                                                                         ROCKVILLE, MD 20850

INTERNATIONAL ROTATION          RYDEX ESSENTIAL PORTFOLIO MODERATE FUND      9601 BLACKWELL RD, STE 500             48.08%
FUND                                                                         ROCKVILLE, MD 20850

INTERNATIONAL ROTATION          RYDEX ESSENTIAL PORTFOLIO CONSERVATIVE       9601 BLACKWELL RD, STE 500             10.02%
FUND                            FUND                                         ROCKVILLE, MD 20850

INTERNET FUND                   LPL FINANCIAL SERVICES                       9785 TOWNE CENTRE DRIVE                 7.93%
                                                                             SAN DIEGO, CA 92121-1968

INTERNET FUND                   JANNEY MONTGOMERY SCOTT LLC BARBARA          1801 MARKET STREET                      5.42%
                                ELSMAN (IRA)                                 PHILADELPHIA, PA 19103-1675

INTERNET FUND                   OPPENHEIMER & CO INC.                        125 BROAD STREET                       15.72%
                                                                             NEW YORK, NY 10012

INTERNET FUND                   PERSHING LLC                                 P.O. BOX 2052                          13.28%
                                                                             JERSEY CITY, NJ 07303-9998

INTERNET FUND                   OPPENHEIMER & CO INC CUST FBO CHRIS          2889 DEER CHASE LANE                   20.39%
                                BLUMHARD IRA                                 YORK, PA 17403

INVERSE GOVERNMENT LONG         RBC CAPITAL MARKETS CORP FBO TIFKAT LP A     1055 W 7TH ST STE 2540                  5.52%
BOND STRATEGY FUND              CALIFORNIA LIMITED PARTNERSHIP               LOS ANGELES, CA 90017-2551
                                CONSERVATIVE

INVERSE MID-CAP STRATEGY        CITIGROUP GLOBAL MARKETS INC.                333 WEST 34TH STREET - 3RD FLOOR       34.30%
FUND                                                                         NEW YORK, NEW YORK 10001

INVERSE MID-CAP STRATEGY        Fiserv ISS & Co TTEE                         P.O. BOX 173859                         9.99%
FUND                            FBO CURTIS A ZEIGLER                         DENVER, CO 80217

INVERSE NASDAQ-100(R)           SCHWAB  SPECIAL CUSTODY ACCOUNT - REINV      ATTN: MUTUAL FUNDS TEAM E              8.38%
STRATEGY FUND                   FOR BENEFIT OF CUSTOMERS                     101 MONTGOMERY STREET
                                                                             SAN FRANCISCO, CA 94104-4122

                                                                                                                PERCENTAGE OF
FUND                                               NAME                                   ADDRESS                 OWNERSHIP
-----------------------------   ------------------------------------------   --------------------------------   -------------
INVERSE RUSSELL 2000(R)         PERSHING LLC                                 P.O. BOX 2052                          10.36%
STRATEGY FUND                                                                JERSEY CITY, NJ 07303-9998

INVERSE S&P 500 STRATEGY        MILLENNIUM TRUST COMPANY LLC                 820 JORIE BLVD, SUITE 420
FUND                                                                         Oak BROOK, IL 60523                    10.90%

INVERSE S&P 500 STRATEGY        FTC & CO                                     P.O. BOX 173736                         8.75%
FUND                            DATALYNX                                     DENVER, CO 80217-3736

LARGE-CAP GROWTH FUND           MS&CO FBO                                    P.O. BOX 2090                          11.60%
                                BROADHEAD LIMITED PARTNERSHIP C/O RSGS       MERIDIAN, MS 39302
                                LLP

LARGE-CAP GROWTH FUND           RYDEX ESSENTIAL PORTFOLIO CONSERVATIVE       9601 BLACKWELL RD, STE 500             12.15%
                                FUND                                         ROCKVILLE, MD 20850

LARGE-CAP GROWTH FUND           RYDEX ESSENTIAL PORTFOLIO AGGRESSIVE FUND    9601 BLACKWELL RD, STE 500             19.23%
                                                                             ROCKVILLE, MD 20850

LARGE-CAP GROWTH FUND           RYDEX ESSENTIAL PORTFOLIO MODERATE FUND      9601 BLACKWELL RD, STE 500             44.72%
                                                                             ROCKVILLE, MD 20850

LARGE-CAP VALUE FUND            RYDEX ESSENTIAL PORTFOLIO MODERATE FUND      9601 BLACKWELL RD, STE 500             51.89%
                                                                             ROCKVILLE, MD 20850

LARGE-CAP VALUE FUND            RYDEX ESSENTIAL PORTFOLIO AGGRESSIVE FUND    9601 BLACKWELL RD, STE 500             20.61%
                                                                             ROCKVILLE, MD 20850

LARGE-CAP VALUE FUND            RYDEX ESSENTIAL PORTFOLIO CONSERVATIVE       9601 BLACKWELL RD, STE 500             11.77%
                                FUND                                         ROCKVILLE, MD 20850

LEISURE FUND                    H&R BLOCK FINANCIAL                          THE DIME BUILDING                       5.97%
                                ADVISORS                                     719 GRISWOLD STREET,
                                                                             STE 1700
                                                                             DETROIT, MI 48226

LEISURE FUND                    H&R BLOCK FINANCIAL ADVISORS                 THE DIME BUILDING                       5.85%
                                                                             719 GRISWOLD STREET,
                                                                             STE 1700
                                                                             DETROIT, MI 48226

LEISURE FUND                    H&R BLOCK FINANCIAL ADVISORS                 THE DIME BUILDING                       5.97%
                                                                             719 GRISWOLD STREET,
                                                                             STE 1700
                                                                             DETROIT, MI 48226

LEISURE FUND                    BUCKEYE RUBBER & PACK PS FBO: K. L           P.O. BOX 94984                          6.92%
                                NATIONAL CITY BANK TTEE TRUST MUTUAL         CLEVELAND, OH 44101-4984
                                FUNDS

LEISURE FUND                    NFS LLC FEBO                                 3672 MONTEGO DRIVE                     15.26%
                                HARAN CHARITABLE REMAINDER TRU               HUNTINGTON BEACH, CA 92649

                                                                                                                PERCENTAGE OF
FUND                                               NAME                                   ADDRESS                 OWNERSHIP
-----------------------------   ------------------------------------------   --------------------------------   -------------
LEISURE FUND                    NFS LLC FEBO                                 ANAHEIM,CA 92802                        8.52%
                                PATRICIA STOKES TTEE ALBERT AND PATRICIA
                                STOKES REV  TR, U/A 4/5/06

LEISURE FUND                    NFS LLC FEBO                                 P.O. BOX 1104                           8.32%
                                DELAWARE CHARTER GUAR & TR TTE SAN BERDU     HIGHLAND, CA 92346
                                USD 403(B)7 FBO CYNTHIA MCKEWAN

LEISURE FUND                    RIDGE CLEARING AND                           2 JOURNAL SQ. PLAZA                     6.51%
                                OUTSOURCING                                  JERSEY CITY, NJ 07306

LEISURE FUND                    NFS LLC FEBO                                 11305 BUENA VISTA ST                    5.54%
                                MONICA GREWAL                                LEAWOOD, KS 66211

MID-CAP 1.5x STRATEGY           NFS LLC FEBO                                 P.O. BOX 327                            6.87%
FUND                            DAVID G MYERS TTEE DAVID G MYERS TRUST       TURNERVILLE, GA 30580
                                U/A 8/1/00

MID-CAP 1.5x STRATEGY           UBS FINANCIAL SERVICES INC. FBO              P.O.BOX 3321,                           5.02%
FUND                            UBS-FINSVC CDN FBO                           1000 HARBOR BLVD
                                MR ROBERT W BERNARD                          WEEHAWKEN, NJ 07086-8154

MID-CAP GROWTH FUND             MS&CO FBO                                    P.O. BOX 2090                          19.12%
                                BROADHEAD LIMITED                            MERIDIAN, MS 39302
                                PARTNERSHIP C/O RSGS LLP

MID-CAP VALUE FUND              PERSHING LLC                                 P.O. BOX 2052                          12.42%
                                                                             JERSEY CITY, NJ 07303-9998

MID-CAP VALUE FUND              S F BLOCH & SEC NATL TRUST CO TTEES THE      1300 CHAPLINE ST                        5.18%
                                JMB TR U/A DTD 10/12/60 FBO Q B COOK         WHEELING, WV 26003-3348

MID-CAP VALUE FUND              S F BLOCH &  SEC NATL TRUST CO TTEES THE     1300 CHAPLINE ST                       10.37%
                                JMC TR U/A DTD 7/7/64 FBO Q B COOK           WHEELING, WV 26003-3348

MID-CAP VALUE FUND              S F BLOCH & SEC NATL TRUST CO CO-TTEES       1300 CHAPLINE ST                        5.18%
                                THE NFB TR U/A DTD 6/7/82 FBO Q B COOK       WHEELING, WV 26003-3348

MID-CAP VALUE                   NFS LLC FEBO                                 P.O. BOX 5831                           5.33%
FUND                            LINCOLN TRUST CO CUST IRA OF LEO A           DENVER, CO 80217
                                BROVIAK

MULTI-CAP CORE EQUITY           FIRST CLEARING, LLC                          5901 PATTERSON AVENUE                  20.28%
FUND                            JOSEPH B HADDAD PROFIT SHARING PLAN PSP      RICHMOND, VA  23226-2538

NASDAQ-100(R) FUND              MS&CO FBO FOUCE ENTERPRISES LTD              16633 VENTURA BLVD #1010 ENCINO,       14.22%
                                  PARTNERSHIP A NEVADA LIMITEDPARTNERSHIP    CA 91436-1857

NASDAQ-100(R) FUND              CAPITAL BANK & TRUST COMPANY  FBO VINING     8515 E ORCHARD ROAD, 2T2               13.28%
                                SPARKS IBG, LP 401K PLAN C/O PLAN            ENGLEWOOD,  CO 80111
                                  PREMIER/FASCORP

NOVA FUND                       RYDEX ESSENTIAL PORTFOLIO AGGRESSIVE FUND    9601 BLACKWELL RD, STE 500             17.72%
                                                                             ROCKVILLE, MD 20850

                                                                                                                PERCENTAGE OF
FUND                                               NAME                                   ADDRESS                 OWNERSHIP
-----------------------------   ------------------------------------------   --------------------------------   -------------
NOVA FUND                       RYDEX ESSENTIAL PORTFOLIO MODERATE FUND      9601 BLACKWELL RD, STE 500             16.75%
                                                                             ROCKVILLE, MD 20850

NOVA FUND                       UBS FINANCIAL SERVICES INC. FBO              P.O.BOX 3321,                          12.80%
                                UBS-FINSVC CDN FBO                           1000 HARBOR BLVD
                                MR FRANK ROBERT GOLDSTEIN                    WEEHAWKEN, NJ 07086-8154

REAL ESTATE FUND                RYDEX ESSENTIAL PORTFOLIO MODERATE FUND      9601 BLACKWELL RD, STE 500             37.26%
                                                                             ROCKVILLE, MD 20850

REAL ESTATE FUND                RYDEX ESSENTIAL PORTFOLIO AGGRESSIVE FUND    9601 BLACKWELL RD, STE 500             21.82%
                                                                             ROCKVILLE, MD 20850

REAL ESTATE FUND                RYDEX ESSENTIAL PORTFOLIO CONSERVATIVE       9601 BLACKWELL RD, STE 500              6.70%
                                FUND                                         ROCKVILLE, MD 20850

REAL ESTATE FUND                RYDEX ALTERNATIVE STRATEGIES  ALLOCATION     9601 BLACKWELL RD, STE 500             30.19%
                                FUND                                         ROCKVILLE, MD 20850

RETAILING FUND                  LPL FINANCIAL SERVICES                       9785 TOWNE CENTRE DRIVE                14.68%
                                                                             SAN DIEGO, CA  92121-1968

RETAILING FUND                  PERSHING LLC                                 P.O. BOX 2052                          35.26%
                                                                             JERSEY CITY, NJ 07303-9998

RETAILING FUND                  PERSHING LLC                                 P.O. BOX 2052                          13.03%
                                                                             JERSEY CITY, NJ 07303-9998

RUSSELL 2000(R) 1.5x            PERSHING LLC                                 P.O. BOX 2052                          39.33%
STRATEGY FUND                                                                JERSEY CITY, NJ 07303-9998

RUSSELL 2000(R) 1.5x            SCHWAB  SPECIAL CUSTODY ACCOUNT - REINV      ATTN: MUTUAL FUNDS TEAM E              15.77%
STRATEGY FUND                   FOR BENEFIT OF CUSTOMERS                     101 MONTGOMERY STREET
                                                                             SAN FRANCISCO, CA 94104-4122

RUSSELL 2000(R) 1.5x            RYDEX ESSENTIAL PORTFOLIO AGGRESSIVE FUND    9601 BLACKWELL RD, STE 500             24.19%
STRATEGY FUND                                                                ROCKVILLE, MD 20850

RUSSELL 2000(R) FUND            AMERITRADE INC                               P.O. BOX 2226                           7.54%
                                                                             OMAHA, NE 68103-2226

RUSSELL 2000(R) FUND            AMERITRADE INC                               P.O. BOX 2226                           5.90%
                                                                             OMAHA, NE 68103-2226

RUSSELL 2000(R) FUND            AMERITRADE INC                               P.O. BOX 2226                           6.47%
                                                                             OMAHA, NE 68103-2226

RUSSELL 2000(R) FUND            AMERITRADE INC                               P.O. BOX 2226                           9.75%
                                                                             OMAHA, NE 68103-2226

RUSSELL 2000(R) FUND            AMERITRADE INC                               P.O. BOX 2226                           5.67%
                                                                             OMAHA, NE 68103-2226

RUSSELL 2000(R) FUND            AMERITRADE INC                               P.O. BOX 2226                           6.09%
                                                                             OMAHA, NE 68103-2226

                                                                                                                PERCENTAGE OF
FUND                                               NAME                                   ADDRESS                 OWNERSHIP
-----------------------------   ------------------------------------------   --------------------------------   -------------
RUSSELL 2000(R) FUND            AMERITRADE INC                               P.O. BOX 2226                           5.12%
                                                                             OMAHA, NE 68103-2226

S&P 500 FUND                    AST CAPITAL TRUST CO OF DE ttee FBO          P.O. BOX 52129                         10.98%
                                CYPRESS SEMICONDUCTOR                        PHOENIX, AZ 85072

S&P 500 FUND                    SCOTTRADE INC (FBO) MARVIN EUGENE HORN       P.O. BOX 31759                          9.90%
                                ROTH                                         ST LOUIS, MO 63131-0759

S&P 500 FUND                    H&R BLOCK FINANCIAL ADVISORS                 THE DIME BUILDING                       7.19%
                                                                             719 GRISWOLD STREET,
                                                                             STE 1700
                                                                             DETROIT, MI 48226

SECTOR ROTATION FUND            RYDEX ESSENTIAL PORFTOLIO MODERATE FUND      9601 BLACKWELL RD, STE 500             12.18%
                                                                             ROCKVILLE, MD 20850

SECTOR ROTATION FUND            RYDEX ESSENTIAL PORTFOLIO CONSERVATIVE       9601 BLACKWELL RD, STE 500              5.07%
                                FUND                                         ROCKVILLE, MD 20850

SMALL-CAP GROWTH FUND           PERSHING LLC                                 P.O. BOX 2052                           5.19%
                                                                             JERSEY CITY, NJ 07303-9998

SMALL-CAP GROWTH FUND           PERSHING LLC                                 P. O. BOX 2052                         44.40%
                                                                             JERSEY CITY, NJ
                                                                             07303-9998

SMALL-CAP GROWTH FUND           PERSHING LLC                                 P. O. BOX 2052                         27.95%
                                                                             JERSEY CITY, NJ
                                                                             07303-9998

SMALL-CAP VALUE FUND            PERSHING LLC                                 P. O. BOX 2052                          7.25%
                                                                             JERSEY CITY, NJ
                                                                             07303-9998

SMALL-CAP VALUE FUND            STIFEL NICOLAUS & CO INC JOHN H PETRIE IRA   501 NORTH BROADWAY ST LOUIS, MO        11.59%
                                R/O                                          63102

SMALL-CAP VALUE FUND            LPL FINANCIAL SERVICES                       9785 TOWNE CENTRE DRIVE SAN            10.92%
                                                                             DIEGO, CA 92121-1968

SMALL-CAP VALUE FUND            FIRST CLEARING, LLC RITA MAZZELLA            165 CHAPPAQUA RD BRIARCLIFF             6.45%
                                                                             MANOR, NY 10510

STRENGTHENING DOLLAR 2x         PERSHING LLC                                 P.O. BOX 2052                           5.44%
STRATEGY FUND                                                                JERSEY CITY, NJ 07303-9998

TECHNOLOGY FUND                 PERSHING LLC                                 P.O. BOX 2052                           5.72%
                                                                             JERSEY CITY, NJ 07303-9998

TECHNOLOGY FUND                 PERSHING LLC                                 P.O. BOX 2052                           5.78%
                                                                             JERSEY CITY, NJ 07303-9998

TECHNOLOGY FUND                 PERSHING LLC                                 P.O. BOX 2052                          21.28%
                                                                             JERSEY CITY, NJ 07303-9998

TECHNOLOGY FUND                 PERSHING LLC                                 P.O. BOX 2052                          33.76%
                                                                             JERSEY CITY, NJ 07303-9998

TELECOMMUNICATIONS FUND         LPL FINANCIAL SERVICES                       9785 TOWNE CENTRE DRIVE SAN             5.99%
                                                                             DIEGO, CA 92121-1968

TELECOMMUNICATIONS FUND         HAROLD C COOK                                841 BYUS DRIVE CHARLESTON, WV           6.48%
                                                                             25311-1305

                                                                                                                PERCENTAGE OF
FUND                                               NAME                                   ADDRESS                 OWNERSHIP
-----------------------------   ------------------------------------------   --------------------------------   -------------
TELECOMMUNICATIONS FUND         OPPENHEIMER & CO INC CUST FBO CHRIS          2889 DEER CHASE LANE YORK, PA           9.98%
                                BLUMHARD IRA                                 17403

TELECOMMUNICATIONS FUND         NFS LLC FEBO NFS/FMTC ROLLOVER IRA FBO RON   1712 S ANN CT INDEPENDENCE, MO          5.34%
                                DOWNS                                        64057

TELECOMMUNICATIONS FUND         OPPENHEIMER & CO INC.                        125 BROAD STREET                        6.77%
                                                                             NEW YORK, NY 10012

TRANSPORTATION FUND             LPL FINANCIAL                                9785 TOWNE CENTRE DRIVE SAN             7.64%
                                                                             DIEGO, CA 92121-1968

TRANSPORTATION FUND             LPL FINANCIAL                                9785 TOWNE CENTRE DRIVE SAN            20.39%
                                                                             DIEGO, CA 92121-1968

U.S. GOVERNMENT MONEY MARKET    RYDEX ESSENTIAL PORTFOLIO MODERATE FUND      9601 BLACKWELL RD, STE 500              9.07%
FUND                                                                         ROCKVILLE, MD 20850

U.S. GOVERNMENT MONEY MARKET    RYDEX ESSENTIAL PORTFOLIO CONSERVATIVE       9601 BLACKWELL RD, STE 500              5.49%
FUND                            FUND                                         ROCKVILLE, MD 20850

WEAKENING DOLLAR 2x STRATEGY    PERSHING LLC                                 P.O. BOX 2052                           7.73%
FUND                                                                         JERSEY CITY, NJ 07303-9998

C-CLASS SHARES

                                                                                                                PERCENTAGE OF
                                                                                                                  OWNERSHIP
FUND                                               NAME                                   ADDRESS                OF OWNERSHIP
-----------------------------   ------------------------------------------   --------------------------------   -------------
RETAILING FUND                  UBS FINANCIAL SERVICES INC. FBO RICHARD A    P.O. BOX 241580 MILWAUKEE, WI          22.17%
                                UIHLEIN MISC.                                53224-9035

BANKING FUND                    UBS FINANCIAL SERVICES INC. FBO RICHARD A    P.O. BOX 241580 MILWAUKEE, WI           9.11%
                                UIHLEIN MISC.                                53224-9035

INTERNET FUND                   UBS FINANCIAL SERVICES INC. FBO PAUL B       9441 LBJ FREEWAY SUITE 605             29.32%
                                MASON DOROTHY M MASON TEN COMM               DALLAS, TX 75243-4636

SMALL-CAP VALUE FUND            ROBERT E BEHNKEN (IRA)                       BROOKVILLE, OH 45309                    6.64%

SMALL-CAP VALUE FUND            LUCY P FULTON (IRA)                          MANCHESTER, CT 06040                    6.20%

LARGE-CAP VALUE FUND            A G EDWARDS & SONS C/F JULIA MCGUIRE         2702 27TH ST SOUTH FARGO, ND            6.97%
                                ROLLOVER IRA ACCOUNT                         58103-5035

                                                                                                                PERCENTAGE OF
                                                                                                                  OWNERSHIP
FUND                                               NAME                                   ADDRESS                OF OWNERSHIP
-----------------------------   ------------------------------------------   --------------------------------   -------------
S&P 500 FUND                    HENRY H BOHLMAN (IRA)                        SHAKER HEIGHTS, OH 44122-2978           5.85%

S&P 500 FUND                    DR MAX HUTTON (RIRA)                         DEXTER, MI 48130                        5.82%

RUSSELL 2000(R) FUND            RBC CAPITAL MARKETS CORP FBO LE ANN          VICTOR, ID 83455-5014                  21.30%
                                TALBOT INDIVIDUAL RETIREMENT ACCOUNT

RUSSELL 2000(R) FUND            RBC CAPITAL MARKETS CORP FBO MICHAEL S       CHESHIRE, CT 06410-3227                17.00%
                                SIMEONE INDIVIDUAL RETIREMENT ACCOUNT

INVERSE HIGH YIELD STRATEGY     RBC CAPITAL MARKETS CORP FBO CHRISTOPHER A   P.O. BOX 9105                           7.55%
FUND                            CRANE JANE L CRANE CO-TTEES CRANE            RANCHO SANTA FE, CA 92067-4105
                                FAMILY TRUST U/A DTD 11/11/1999

BIOTECHNOLOGY FUND              PERSHING LLC                                 P.O. BOX 2052                           5.54%
                                                                             JERSEY CITY, NJ 07303-9998

CONSUMER PRODUCTS FUND          PERSHING LLC                                 P.O. BOX 2052                           9.67%
                                                                             JERSEY CITY, NJ 07303-9998

ENERGY SERVICES FUND            SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR   ATTN: MUTUAL FUNDS TEAM E               5.83%
                                BENEFIT OF CUSTOMERS                         101 MONTGOMERY STREET
                                                                             SAN FRANCISCO, CA 94104-4122

ESSENTIAL PORTFOLIO             Fiserv ISS & Co FBO ROBERT T HICKS           P.O. Box 173859 DENVER, CO 80217        6.16%
CONSERVATIVE FUND

EUROPE 1.25x STRATEGY FUND      PERSHING LLC                                 P.O. BOX 2052                           7.11%
                                                                             JERSEY CITY, NJ 07303-9998

HIGH YIELD STRATEGY FUND        PERSHING LLC                                 P.O. BOX 2052                          29.28%
                                                                             JERSEY CITY, NJ 07303-9998

INTERNATIONAL ROTATION          Fiserv ISS & Co FBO DAVID A YBARRA           P.O. Box 173859 DENVER, CO 80217        5.89%
FUND

INVERSE HIGH YIELD STRATEGY     NFS LLC FEBO BEARING FUND LP A PARTNERSHIP   1410 WINROCK BLVD APT 32303            18.47%
FUND                                                                         HOUSTON, TX 77057

INVERSE HIGH YIELD STRATEGY     SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR   ATTN: MUTUAL FUNDS TEAM E              20.24%
FUND                            BENEFIT OF CUSTOMERS                         101 MONTGOMERY STREET
                                                                             SAN FRANCISCO, CA 94104-4122

INVERSE NASDAQ-100(R) STRATEGY  FTC & CO DATALYNX                            P.O. BOX 173736 DENVER, CO             15.92%
FUND                                                                         80217-3736

                                                                                                                PERCENTAGE OF
                                                                                                                  OWNERSHIP
FUND                                               NAME                                   ADDRESS                OF OWNERSHIP
-----------------------------   ------------------------------------------   --------------------------------   -------------
INVERSE NASDAQ-100(R) STRATEGY  FTC & CO DATALYNX                            P.O. BOX 173736 DENVER, CO              6.64%
FUND                                                                         80217-3736

LARGE-CAP GROWTH FUND           PERSHING LLC                                 P.O. BOX 2052                           5.68%
                                                                             JERSEY CITY, NJ 07303-9998

LARGE-CAP GROWTH FUND           PERSHING LLC                                 P.O. BOX 2052                           8.86%
                                                                             JERSEY CITY, NJ 07303-9998

LARGE-CAP VALUE FUND            PERSHING LLC                                 P.O. BOX 2052                           5.98%
                                                                             JERSEY CITY, NJ 07303-9998

LEISURE FUND                    OPPENHEIMER & CO INC.                        125 BROAD STREET                       22.42%
                                                                             NEW YORK, NY 10012

LEISURE FUND                    NFS LLC FEBO NFS/FMTC IRA FBO DORIS W        449 N. FARVIEW AVE HATFIELD,            5.69%
                                GERGES                                       PA 19440

MID-CAP 1.5x STRATEGY  FUND     SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR   ATTN: MUTUAL FUNDS TEAM E               7.19%
                                BENEFIT OF CUSTOMERS                         101 MONTGOMERY STREET
                                                                             SAN FRANCISCO, CA 94104-4122

MID-CAP VALUE FUND              A G EDWARDS & SONS INC PATRICK J MC NULTY    1 NORTH JEFFERSON ST LOUIS, MO          7.83%
                                & MARY A KUNDRAT                             63103

MULTI-CAP CORE EQUITY FUND      UBS FINANCIAL SERVICES INC. FBO UBS-FINSVC   P.O.BOX 3321,                           5.12%
                                CDN FBO MR WILLIAM GREENE                    1000 HARBOR BLVD WEEHAWKEN, NJ
                                                                             07086-8154

MULTI-CAP CORE EQUITY FUND      PERSHING LLC                                 P.O. BOX 2052                           5.17%
                                                                             JERSEY CITY, NJ 07303-9998

RETAILING FUND                  NFS LLC FEBO JACKSON FAMILY TRUST M          433 AVE T BROOKLYN, NY 11223           34.51%
                                CHEHEBAR, I SHEHEBAR TTEE U/A 12/12/88

RETAILING FUND                  NFS LLC FEBO JACK CHEHEBAR CUST ELLIOT J     433 AVE T BROOKLYN, NY 11223            5.17%
                                CHEHEBAR UTMA NY

RETAILING FUND                  NFS LLC FEBO JACK CHEHEBAR CUST REUBEN       433 AVE T BROOKLYN, NY 11223            5.17%
                                CHEHEBAR UTMA NY

RUSSELL 2000(R) 1.5x STRATEGY   SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       ATTN: MUTUAL FUNDS TEAM E              19.44%
FUND                            FOR BENEFIT OF CUSTOMERS                     101 MONTGOMERY STREET
                                                                             SAN FRANCISCO, CA 94104-4122

RUSSELL 2000(R) FUND            NFS LLC FEBO FMT CO CUST IRA ROLLOVER        297 CORLISS DR MORAGA, CA 94556         7.07%
                                FBO ROY J KNOTH

                                                                                                                PERCENTAGE OF
                                                                                                                  OWNERSHIP
FUND                                               NAME                                   ADDRESS                OF OWNERSHIP
-----------------------------   ------------------------------------------   --------------------------------   -------------
RUSSELL 2000(R) FUND            NFS LLC FEBO NFS/FMTC IRA FBO THOMAS E       118 JAFFREY ROAD MALVERN, PA           16.99%
                                CARROLL                                      19355

RUSSELL 2000(R) FUND            FIRST CLEARING, LLC LARRY BENSCOTER &        10700 WHEAT FIRST DRIVE GLEN            6.35%
                                                                             ALLEN, VA 23060

SMALL-CAP VALUE FUND            SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR   ATTN: MUTUAL FUNDS TEAM E               5.37%
                                BENEFIT OF CUSTOMERS                         101 MONTGOMERY STREET
                                                                             SAN FRANCISCO, CA 94104-4122

STRENGTHENING DOLLAR 2x         FIRST CLEARING, LLC INTERNATIONAL FINACIAL   10914 NW 33 STREET SUITE 115            5.66%
STRATEGY FUND                   C/O IFSI#828                                 MIAMI, FL 33172

UTILITIES FUND                  SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR   ATTN: MUTUAL FUNDS TEAM E               7.23%
                                BENEFIT OF CUSTOMERS                         101 MONTGOMERY STREET
                                                                             SAN FRANCISCO, CA 94104-4122

H-CLASS SHARES

                                                                                                                PERCENTAGE OF
                                                                                                                  OWNERSHIP
FUND                                               NAME                                   ADDRESS                OF OWNERSHIP
-----------------------------   ------------------------------------------   --------------------------------   -------------
SMALL-CAP VALUE FUND            LAWRENCE M SHAW (IRA)                        SALISBURY, NC 28144                     7.35%

SMALL-CAP VALUE FUND            KURT STEWART SONEN (RIRA)                    ANN ARBOR, MI 48104                     7.18%

SMALL-CAP VALUE FUND            HEIDI E SONEN (IRA)                          CROZET, VA 22932                        5.80%

RUSSELL 2000(R) FUND            2002 ROSE FAMILY TRUST FORREST & TRACEY      ENCINITAS, CA 92024                    11.10%
                                MONTGOMERY-ROSE TTEES DTD 10/29/2002

ABSOLUTE RETURN STRATEGIES      PRUDENTIAL INVESTMENT MANAGEMENT             MAIL STOP 194-201                      13.31%
FUND                            SERVICES FBO MUTUAL FUND CLIENTS ATTN:       194 WOOD AVENUE
                                PRUCHOICE UNIT                               SOUTH ISELIN, NJ 08830

ABSOLUTE RETURN STRATEGIES      NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     19.91%
FUND                            EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281-9999
                                LENNON

                                                                                                                PERCENTAGE OF
                                                                                                                 OWNERSHIP OF
             FUND                                  NAME                                   ADDRESS                 OWNERSHIP
-----------------------------   ------------------------------------------   --------------------------------   -------------
ABSOLUTE RETURN STRATEGIES      SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       ATTN: MUTUAL FUNDS TEAM E              17.16%
FUND                            FOR BENEFIT OF CUSTOMERS                     101 MONTGOMERY STREET
                                                                             SAN FRANCISCO, CA 94104-4122

ALTERNATIVE STRATEGIES          SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       ATTN: MUTUAL FUNDS TEAM E              10.12%
ALLOCATION FUND                 FOR BENEFIT OF CUSTOMERS                     101 MONTGOMERY STREET
                                                                             SAN FRANCISCO, CA 94104-4122

ALTERNATIVE STRATEGIES          NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     33.84%
ALLOCATION FUND                 EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281-9999
                                LENNON

COMMODITIES STRATEGY FUND       PENFIRN CO.                                  P.O. BOX 3327                           5.87%
                                                                             OMAHA,NE 68103

COMMODITIES STRATEGY FUND       NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     41.29%
                                EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281-9999
                                LENNON

COMMODITIES STRATEGY FUND       SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       ATTN: MUTUAL FUNDS TEAM E              12.99%
                                FOR BENEFIT OF CUSTOMERS                     101 MONTGOMERY STREET
                                                                             SAN FRANCISCO, CA 94104-4122

COMMODITIES STRATEGY FUND       FTC & CO                                     P.O. BOX 173736                         9.15%
                                DATALYNX                                     DENVER, CO 80217-3736

ESSENTIAL PORTFOLIO             UMB BANK NA FBO FIDUCIARY FOR TAX            ONE SECURITY PLACE                      5.41%
AGGRESSIVE FUND                 DEFERRED ACCT                                TOPEKA, KS 66636-0001

ESSENTIAL PORTFOLIO             NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     29.13%
AGGRESSIVE FUND                 EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281-9999
                                LENNON

ESSENTIAL PORTFOLIO             SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       ATTN: MUTUAL FUNDS TEAM E              13.76%
AGGRESSIVE FUND                 FOR BENEFIT OF CUSTOMERS                     101 MONTGOMERY STREET
                                                                             SAN FRANCISCO, CA 94104-4122

ESSENTIAL PORTFOLIO             AMERITRADE INC FOR THE EXCLUSIVE BENEFIT     P.O. BOX 2226                           5.59%
CONSERVATIVE FUND               OF OUR CUSTOMERS                             OMAHA, NE 68103-2226

                                                                                                                PERCENTAGE OF
                                                                                                                 OWNERSHIP OF
             FUND                                  NAME                                   ADDRESS                 OWNERSHIP
-----------------------------   ------------------------------------------   --------------------------------   -------------
ESSENTIAL PORTFOLIO             SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       ATTN: MUTUAL FUNDS TEAM E               5.60%
CONSERVATIVE FUND               FOR BENEFIT OF CUSTOMERS                     101 MONTGOMERY STREET
                                                                             SAN FRANCISCO, CA 94104-4122

ESSENTIAL PORTFOLIO             FTC & CO                                     P.O. BOX 173736                        11.28%
CONSERVATIVE FUND               DATALYNX                                     DENVER, CO 80217-3736

ESSENTIAL PORTFOLIO             NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     12.59%
CONSERVATIVE FUND               EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281-9999
                                LENNON

ESSENTIAL PORTFOLIO MODERATE    NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     26.02%
FUND                            EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281-9999
                                LENNON

ESSENTIAL PORTFOLIO MODERATE    SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       ATTN: MUTUAL FUNDS TEAM E              17.82%
FUND                            FOR BENEFIT OF CUSTOMERS                     101 MONTGOMERY STREET
                                                                             SAN FRANCISCO, CA 94104-4122

EUROPE 1.25x STRATEGY FUND      NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     12.71%
                                EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281-9999
                                LENNON

EUROPE 1.25x STRATEGY FUND      NATIONWIDE TRUST COMPANY, FSB C/O: IPO       P.O. BOX 182029                        15.91%
                                PORTFOLIO ACCOUNTING                         COLUMBUS, OH 43218-2029

EUROPE 1.25x STRATEGY FUND      SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       ATTN: MUTUAL FUNDS TEAM E              20.99%
                                FOR BENEFIT OF CUSTOMERS                     101 MONTGOMERY STREET
                                                                             SAN FRANCISCO, CA 94104-4122

HEDGED EQUITY FUND              SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       ATTN: MUTUAL FUNDS TEAM E              31.82%
                                FOR BENEFIT OF CUSTOMERS                     101 MONTGOMERY STREET
                                                                             SAN FRANCISCO, CA 94104-4122

HEDGED EQUITY FUND              NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     19.47%
                                EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281-9999
                                LENNON

HEDGED EQUITY FUND              PRUDENTIAL INVESTMENT MANAGEMENT             MAIL STOP 194-201                      20.52%
                                SERVICES FBO MUTUAL FUND CLIENTS ATTN:       194 WOOD AVENUE
                                PRUCHOICE UNIT                               SOUTH ISELIN, NJ 08830

                                                                                                                PERCENTAGE OF
                                                                                                                 OWNERSHIP OF
             FUND                                  NAME                                   ADDRESS                 OWNERSHIP
-----------------------------   ------------------------------------------   --------------------------------   -------------
HEDGED EQUITY FUND              AMERITRADE INC FOR THE EXCLUSIVE BENEFIT     P.O. BOX 2226                           8.97%
                                OF OUR CUSTOMERS                             OMAHA, NE 68103-2226

HIGH YIELD STRATEGY FUND        NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     60.72%
                                EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281-9999
                                LENNON

HIGH YIELD STRATEGY FUND        SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       ATTN: MUTUAL FUNDS TEAM E              23.85%
                                FOR BENEFIT OF CUSTOMERS                     101 MONTGOMERY STREET
                                                                             SAN FRANCISCO, CA 94104-4122

INTERNATIONAL ROTATION FUND     NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     11.21%
                                EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281-9999
                                LENNON

INVERSE HIGH YIELD STRATEGY     NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     12.05%
FUND                            EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281-9999
                                LENNON

INVERSE HIGH YIELD STRATEGY     SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       ATTN: MUTUAL FUNDS TEAM E               8.67%
FUND                            FOR BENEFIT OF CUSTOMERS                     101 MONTGOMERY STREET
                                                                             SAN FRANCISCO, CA 94104-4122

INVERSE HIGH YIELD STRATEGY     FTC & CO                                     P.O. BOX 173736                         8.87%
FUND                            DATALYNX                                     DENVER, CO 80217-3736

INVERSE HIGH YIELD STRATEGY     FOLIOfn INVESTMENTS INC                      8000 TOWERS CRESCENT DRIVE              6.25%
FUND                                                                         15TH FLOOR
                                                                             VIENNA, VA 22182

INVERSE HIGH YIELD STRATEGY     TRUST COMPANY OF AMERICA FBO 223             7103 S REVERE PKWY                     22.63%
FUND                                                                         CENTENNIAL, CO 80112

INVERSE HIGH YIELD STRATEGY     AMERITRADE INC FOR THE EXCLUSIVE BENEFIT     P.O. BOX 2226                           5.25%
FUND                            OF OUR CUSTOMERS                             OMAHA NE 68103-2226

INVERSE HIGH YIELD STRATEGY     TRUSTLYNX & CO TRUSTLYNX                     P.O. BOX 173736                         6.84%
FUND                                                                         DENVER, CO 80217-3736

INVERSE MID-CAP STRATEGY FUND   AMERITRADE INC FOR THE EXCLUSIVE BENEFIT     P.O. BOX 2226                           5.96%
                                OF OUR CUSTOMERS                             OMAHA, NE 68103-2226

                                                                                                                PERCENTAGE OF
                                                                                                                 OWNERSHIP OF
             FUND                                  NAME                                   ADDRESS                 OWNERSHIP
-----------------------------   ------------------------------------------   --------------------------------   -------------
INVERSE MID-CAP STRATEGY FUND   MILLENNIUM TRUST COMPANY LLC C/F CLIENTS     820 JORIE BLVD, SUITE 420              41.21%
                                OF WALL WGOII                                OAK BROOK, IL 60523

INVERSE MID-CAP STRATEGY FUND   NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     17.70%
                                EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281-9999
                                LENNON

INVERSE RUSSELL 2000(R)         NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     52.34%
STRATEGY FUND                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281-9999
                                LENNON

INVERSE RUSSELL 2000(R)         SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       ATTN: MUTUAL FUNDS TEAM E              13.70%
STRATEGY FUND                   FOR BENEFIT OF CUSTOMERS                     101 MONTGOMERY STREET
                                                                             SAN FRANCISCO, CA 94104-4122

INVERSE RUSSELL 2000(R)         MERRILL LYNCH, PIERCE, FENNER & SMITH,       4800 DEER LAKE DRIVE E, 3RD            10.79%
STRATEGY FUND                   INC. FOR THE SOLE BENEFIT OF ITS             FLOOR
                                CUSTOMERS                                    JACKSONVILLE, FL 32246

JAPAN 2x STRATEGY FUND          NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     13.05%
                                EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281-9999
                                LENNON

LARGE-CAP GROWTH FUND           FTC & CO                                     P.O. BOX 173736                         7.07%
                                DATALYNX                                     DENVER, CO 80217-3736-3736

LARGE-CAP GROWTH FUND           NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     23.35%
                                EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281-9999
                                LENNON

LARGE-CAP GROWTH FUND           NATIONWIDE TRUST COMPANY, FSB C/O: IPO       P.O. BOX 182029                        15.78%
                                PORTFOLIO ACCOUNTING                         COLUMBUS, OH 43218-2029

LARGE-CAP GROWTH FUND           SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       ATTN: MUTUAL FUNDS TEAM E              28.53%
                                FOR BENEFIT OF CUSTOMERS                     101 MONTGOMERY STREET
                                                                             SAN FRANCISCO, CA 94104-4122

LARGE-CAP VALUE FUND            NATIONWIDE TRUST COMPANY, FSB C/O: IPO       P.O. BOX 182029                        28.81%
                                PORTFOLIO ACCOUNTING                         COLUMBUS, OH 43218-2029

LARGE-CAP VALUE FUND            BARBARA E. SCHILDKROUT PENSION PLAN DTD      45 MONADNOCK ROAD                       5.43%
                                12/28/92 BARBARA E. SCHILDKROUT, TTEE        CHESTNUT HILL, MA 02167

                                                                                                                PERCENTAGE OF
                                                                                                                 OWNERSHIP OF
             FUND                                  NAME                                   ADDRESS                 OWNERSHIP
-----------------------------   ------------------------------------------   --------------------------------   -------------
LARGE-CAP VALUE FUND            NATIONWIDE INSURANCE CO, QPVA C/O: IPO       P.O. BOX 182029                         7.33%
                                PORTFOLIO ACCOUNTING                         COLUMBUS, OH 43218-2029

LARGE-CAP VALUE FUND            FTC & CO                                     P.O. BOX 173736                        15.49%
                                DATALYNX                                     DENVER, CO 80217-3736-3736

MID-CAP 1.5x STRATEGY FUND      NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     31.49%
                                EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281-9999
                                LENNON

MID-CAP 1.5x STRATEGY FUND      SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       ATTN: MUTUAL FUNDS TEAM E               8.24%
                                FOR BENEFIT OF CUSTOMERS                     101 MONTGOMERY STREET
                                                                             SAN FRANCISCO, CA 94104-4122

MID-CAP 1.5x STRATEGY FUND      PRUDENTIAL INVESTMENT MANAGEMENT             MAIL STOP 194-201                       6.51%
                                SERVICES FBO MUTUAL FUND CLIENTS ATTN:       194 WOOD AVENUE
                                PRUCHOICE UNIT                               SOUTH ISELIN, NJ 08830

MID-CAP GROWTH FUND             SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       ATTN: MUTUAL FUNDS TEAM E              49.17%
                                FOR BENEFIT OF CUSTOMERS                     101 MONTGOMERY STREET
                                                                             SAN FRANCISCO, CA 94104-4122

MID-CAP GROWTH FUND             NATIONWIDE TRUST COMPANY, FSB C/O: IPO       P.O. BOX 182029                        15.56%
                                PORTFOLIO ACCOUNTING                         COLUMBUS, OH 43218-2029

MID-CAP GROWTH FUND             NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                      7.87%
                                EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281-9999
                                LENNON

MID-CAP VALUE FUND              NATIONWIDE TRUST COMPANY, FSB C/O: IPO       P.O. BOX 182029                        30.52%
                                PORTFOLIO ACCOUNTING                         COLUMBUS, OH 43218-2029

MID-CAP VALUE FUND              SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       ATTN: MUTUAL FUNDS TEAM E              15.22%
                                FOR BENEFIT OF CUSTOMERS                     101 MONTGOMERY STREET
                                                                             SAN FRANCISCO, CA 94104-4122

MID-CAP VALUE FUND              NATIONWIDE INSURANCE CO, QPVA C/O: IPO       P.O. BOX 182029                         8.19%
                                PORTFOLIO ACCOUNTING                         COLUMBUS, OH 43218-2029

MULTI-CAP CORE EQUITY FUND      PRUDENTIAL INVESTMENT MANAGEMENT             MAIL STOP 194-201                      11.24%
                                SERVICES FBO MUTUAL FUND CLIENTS ATTN:       194 WOOD AVENUE
                                PRUCHOICE UNIT                               SOUTH ISELIN, NJ 08830

                                                                                                                PERCENTAGE OF
                                                                                                                 OWNERSHIP OF
             FUND                                  NAME                                   ADDRESS                 OWNERSHIP
-----------------------------   ------------------------------------------   --------------------------------   -------------
MULTI-CAP CORE EQUITY FUND      MG TRUST COMPANY CUST FBO WESTERN            700 17TH ST SUITE 300                   6.35%
                                NATIONAL BANK                                DENVER, CO 80202

MULTI-CAP CORE EQUITY FUND      NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     27.23%
                                EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281-9999
                                LENNON

REAL ESTATE FUND                NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     23.23%
                                EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281-9999
                                LENNON

REAL ESTATE FUND                SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       ATTN: MUTUAL FUNDS TEAM E              20.95%
                                FOR BENEFIT OF CUSTOMERS                     101 MONTGOMERY STREET
                                                                             SAN FRANCISCO, CA 94104-4122

RUSSELL 2000(R) 1.5x STRATEGY   SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       ATTN: MUTUAL FUNDS TEAM E              13.65%
FUND                            FOR BENEFIT OF CUSTOMERS                     101 MONTGOMERY STREET
                                                                             SAN FRANCISCO, CA 94104-4122

RUSSELL 2000(R) 1.5x STRATEGY   NATIONWIDE TRUST COMPANY, FSB C/O: IPO       P.O. BOX 182029                         5.97%
FUND                            PORTFOLIO ACCOUNTING                         COLUMBUS, OH 43218-2029

RUSSELL 2000(R) 1.5x STRATEGY   NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     32.14%
FUND                            EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281-9999
                                LENNON

RUSSELL 2000(R) FUND            SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       ATTN: MUTUAL FUNDS TEAM E               7.51%
                                FOR BENEFIT OF CUSTOMERS                     101 MONTGOMERY STREET
                                                                             SAN FRANCISCO, CA 94104-4122

RUSSELL 2000(R) FUND            NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     21.86%
                                EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281-9999
                                LENNON

RUSSELL 2000(R) FUND            E*TRADE CLEARING LLC                         IRA CUSTODIAN                           6.92%
                                                                             PO BOX 1542
                                                                             MERRIFIELD, VA 22116-1542

RUSSELL 2000(R) FUND            FTC & CO                                     P.O. BOX 173736                         8.73%
                                DATALYNX                                     DENVER, CO 80217-3736

S&P 500 FUND                    GENWORTH FINANCIAL TRUST COMPANY FBO         3200 N CENTRAL, SUITE 612              33.14%
                                GENWORTH FINANCIAL ASSET MGMT, INC. FBO      PHOENIX, AZ 85012
                                THEIR MUTUAL CLIENTS

                                                                                                                PERCENTAGE OF
                                                                                                                 OWNERSHIP OF
             FUND                                  NAME                                   ADDRESS                 OWNERSHIP
-----------------------------   ------------------------------------------   --------------------------------   -------------
S&P 500 FUND                    NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     34.16%
                                EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281-9999
                                LENNON

S&P 500 FUND                    TRUST CO OF AMERICA FBO 120                  P.O. BOX 6503                           6.88%
                                                                             ENGLEWOOD, CO 80155

SECTOR ROTATION FUND            NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     18.67%
                                EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281-9999
                                LENNON

SECTOR ROTATION FUND            SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       ATTN: MUTUAL FUNDS TEAM E              28.83%
                                FOR BENEFIT OF CUSTOMERS                     101 MONTGOMERY STREET
                                                                             SAN FRANCISCO, CA 94104-4122

SECTOR ROTATION FUND            PRUDENTIAL INVESTMENT MANAGEMENT             MAIL STOP 194-201                       7.77%
                                SERVICES FBO MUTUAL FUND CLIENTS ATTN:       194 WOOD AVENUE
                                PRUCHOICE UNIT                               SOUTH ISELIN, NJ 08830

SECTOR ROTATION FUND            AMERITRADE INC FOR THE EXCLUSIVE BENEFIT     P.O. BOX 2226                           6.37%
                                OF OUR CUSTOMERS                             OMAHA, NE 68103-2226

SMALL-CAP GROWTH FUND           NATIONWIDE INSURANCE CO, QPVA C/O: IPO       P.O. BOX 182029                         5.62%
                                PORTFOLIO ACCOUNTING                         COLUMBUS, OH 43218-2029

SMALL-CAP GROWTH FUND           NATIONWIDE TRUST COMPANY, FSB C/O: IPO       P.O. BOX 182029                        63.04%
                                PORTFOLIO ACCOUNTING                         COLUMBUS, OH 43218-2029

SMALL-CAP VALUE FUND            NATIONWIDE TRUST COMPANY, FSB C/O: IPO       P.O. BOX 182029                        25.48%
                                PORTFOLIO ACCOUNTING                         COLUMBUS, OH 43218-2029

STRENGTHENING DOLLAR 2x         MERRILL LYNCH, PIERCE, FENNER & SMITH,       4800 DEER LAKE DRIVE E, 3RD             8.44%
STRATEGY FUND                   INC. FOR THE SOLE BENEFIT OF ITS             FLOOR
                                CUSTOMERS                                    JACKSONVILLE, FL 32246

STRENGTHENING DOLLAR 2x         SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       ATTN: MUTUAL FUNDS TEAM E              16.18%
STRATEGY FUND                   FOR BENEFIT OF CUSTOMERS                     101 MONTGOMERY STREET
                                                                             SAN FRANCISCO, CA 94104-4122

STRENGTHENING DOLLAR 2x         NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                      8.72%
STRATEGY FUND                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281-9999
                                LENNON

                                                                                                                PERCENTAGE OF
                                                                                                                 OWNERSHIP OF
             FUND                                  NAME                                   ADDRESS                 OWNERSHIP
-----------------------------   ------------------------------------------   --------------------------------   -------------
STRENGTHENING DOLLAR 2x         PRUDENTIAL INVESTMENT MANAGEMENT             MAIL STOP 194-201                       5.40%
STRATEGY FUND                   SERVICES FBO MUTUAL FUND CLIENTS ATTN:       194 WOOD AVENUE
                                PRUCHOICE UNIT                               SOUTH ISELIN, NJ 08830

WEAKENING DOLLAR 2x STRATEGY    NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     24.66%
FUND                            EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281-9999
                                LENNON

WEAKENING DOLLAR 2x STRATEGY    SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       ATTN: MUTUAL FUNDS TEAM E              28.92%
FUND                            FOR BENEFIT OF CUSTOMERS                     101 MONTGOMERY STREET
                                                                             SAN FRANCISCO, CA 94104-4122

WEAKENING DOLLAR 2x STRATEGY    MERRILL LYNCH, PIERCE, FENNER & SMITH,       4800 DEER LAKE DRIVE E, 3RD             5.23%
FUND                            INC. FOR THE SOLE BENEFIT OF ITS             FLOOR
                                CUSTOMERS                                    JACKSONVILLE, FL 32246

INVESTOR CLASS SHARES

                                                                                                                PERCENTAGE OF
             FUND                                  NAME                                   ADDRESS                 OWNERSHIP
-----------------------------   ------------------------------------------   --------------------------------   -------------
HEALTH CARE FUND                PETER S PROLL (RIRA)                         LIVINGSTON, NJ 07039-6221              23.18%

HEALTH CARE FUND                DONALD M WILBURN (IRA)                       NEW BRAUNFELS, TX 78132                 6.00%

BANKING FUND                    TOBY D BERNSTEIN LIV REV TRUST TOBY D        SKOKIE, IL 60077                        7.73%
                                BERNSTEIN TTEE DTD 04/30/1999

BANKING FUND                    LAWRENCE M SHAW (IRA)                        SALISBURY, NC 28144                     6.32%

BANKING FUND                    HENRY R BERGHOEF REVOCABLE TRUST HENRY       CHICAGO, IL 60602                       6.22%
                                R BERGHOEF TTEE DTD 03/13/1997

BANKING FUND                    KURT STEWART SONEN (RIRA)                    ANN ARBOR, MI 48104                     6.18%

BANKING FUND                    KEY GROUP INVESTORS LP                       P.O. BOX 5485                           6.59%
                                                                             BEVERLY FARMS, MA 01915

BASIC MATERIALS FUND            NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     41.98%
                                EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281-9999
                                LENNON

BASIC MATERIALS FUND            SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       ATTN: MUTUAL FUNDS TEAM E              31.58%
                                FOR BENEFIT OF CUSTOMERS                     101 MONTGOMERY STREET
                                                                             SAN FRANCISCO, CA 94104-4122

                                                                                                                PERCENTAGE OF
             FUND                                  NAME                                   ADDRESS                 OWNERSHIP
-----------------------------   ------------------------------------------   --------------------------------   -------------
BIOTECHNOLOGY FUND              SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       ATTN: MUTUAL FUNDS TEAM E              20.62%
                                FOR BENEFIT OF CUSTOMERS                     101 MONTGOMERY STREET
                                                                             SAN FRANCISCO, CA 94104-4122

BIOTECHNOLOGY FUND              NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     48.93%
                                EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281-9999
                                LENNON

CONSUMER PRODUCTS FUND          NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     35.37%
                                EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281-9999
                                LENNON

CONSUMER PRODUCTS FUND          SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       ATTN: MUTUAL FUNDS TEAM E              20.45%
                                FOR BENEFIT OF CUSTOMERS                     101 MONTGOMERY STREET
                                                                             SAN FRANCISCO, CA 94104-4122

CONSUMER PRODUCTS FUND          PRUDENTIAL INVESTMENT MANAGEMENT             MAIL STOP 194-201                      10.48%
                                SERVICES FBO MUTUAL FUND CLIENTS ATTN:       194 WOOD AVENUE
                                PRUCHOICE UNIT                               SOUTH ISELIN, NJ 08830

ELECTRONICS FUND                SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       ATTN: MUTUAL FUNDS TEAM E              34.75%
                                FOR BENEFIT OF CUSTOMERS                     101 MONTGOMERY STREET
                                                                             SAN FRANCISCO, CA 94104-4122

ELECTRONICS FUND                NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     21.40%
                                EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281-9999
                                LENNON

ENERGY SERVICES FUND            NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     25.83%
                                EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281-9999
                                LENNON

ENERGY SERVICES FUND            SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       ATTN: MUTUAL FUNDS TEAM E              31.49%
                                FOR BENEFIT OF CUSTOMERS                     101 MONTGOMERY STREET
                                                                             SAN FRANCISCO, CA 94104-4122

ENERGY SERVICES FUND            AMERITRADE INC FOR THE EXCLUSIVE             P.O. BOX 2226                           6.86%
                                BENEFIT OF OUR CUSTOMERS                     OMAHA NE 68103-2226

ENERGY FUND                     PENFIRN CO.                                  P.O. BOX 3327                           6.17%
                                                                             OMAHA,NE 68103

                                                                                                                PERCENTAGE OF
             FUND                                  NAME                                   ADDRESS                 OWNERSHIP
-----------------------------   ------------------------------------------   --------------------------------   -------------
ENERGY FUND                     SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       ATTN: MUTUAL FUNDS TEAM E              17.39%
                                FOR BENEFIT OF CUSTOMERS                     101 MONTGOMERY STREET
                                                                             SAN FRANCISCO, CA 94104-4122

ENERGY FUND                     NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     32.21%
                                EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281-9999
                                LENNON

ENERGY FUND                     FTC & CO                                     P.O. BOX                                8.85%
                                DATALYNX                                     173736
                                                                             DENVER, CO 80217-3736

FINANCIAL SERVICES FUND         NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     29.96%
                                EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281-9999
                                LENNON

FINANCIAL SERVICES FUND         SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       ATTN: MUTUAL FUNDS TEAM E               8.96%
                                FOR BENEFIT OF CUSTOMERS                     101 MONTGOMERY STREET
                                                                             SAN FRANCISCO, CA 94104-4122

GOVERNMENT LONG BOND 1.2x       SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       ATTN: MUTUAL FUNDS TEAM E              21.70%
STRATEGY FUND                   FOR BENEFIT OF CUSTOMERS                     101 MONTGOMERY STREET
                                                                             SAN FRANCISCO, CA 94104-4122

GOVERNMENT LONG BOND 1.2x       NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     10.25%
STRATEGY FUND                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281-9999
                                LENNON

HEALTH CARE FUND                NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                      9.60%
                                EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281-9999
                                LENNON

HEALTH CARE FUND                SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       ATTN: MUTUAL FUNDS TEAM E              21.58%
                                FOR BENEFIT OF CUSTOMERS                     101 MONTGOMERY STREET
                                                                             SAN FRANCISCO, CA 94104-4122

INTERNET FUND                   SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       ATTN: MUTUAL FUNDS TEAM E               6.03%
                                FOR BENEFIT OF CUSTOMERS                     101 MONTGOMERY STREET
                                                                             SAN FRANCISCO, CA 94104-4122

INTERNET FUND                   NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     38.65%
                                EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281-9999
                                LENNON

                                                                                                                PERCENTAGE OF
             FUND                                  NAME                                   ADDRESS                 OWNERSHIP
-----------------------------   ------------------------------------------   --------------------------------   -------------
INTERNET FUND                   STIFEL NICOLAUS & CO INC ARTHUR C            501 NORTH BROADWAY                     12.96%
                                MOKAROW AND                                  ST LOUIS, MO 63102

INVERSE GOVERNMENT LONG BOND    NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     21.03%
STRATEGY FUND                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281-9999
                                LENNON

INVERSE GOVERNMENT LONG BOND    SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       ATTN: MUTUAL FUNDS TEAM E              20.24%
STRATEGY FUND                   FOR BENEFIT OF CUSTOMERS                     101 MONTGOMERY STREET
                                                                             SAN FRANCISCO, CA 94104-4122

INVERSE NASDAQ-100(R)           SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       ATTN: MUTUAL FUNDS TEAM E              14.43%
STRATEGY FUND                   FOR BENEFIT OF CUSTOMERS                     101 MONTGOMERY STREET
                                                                             SAN FRANCISCO, CA 94104-4122

INVERSE NASDAQ-100(R)           NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     25.80%
STRATEGY FUND                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281-9999
                                LENNON

INVERSE NASDAQ-100(R)           AMERITRADE INC FOR THE EXCLUSIVE             P.O. BOX 2226                           5.87%
STRATEGY FUND                   BENEFIT OF OUR CUSTOMERS                     OMAHA, NE 68103-2226

INVERSE S&P 500 STRATEGY FUND   NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     26.45%
                                EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281-9999
                                LENNON

INVERSE S&P 500 STRATEGY FUND   SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       ATTN: MUTUAL FUNDS TEAM E              16.63%
                                FOR BENEFIT OF CUSTOMERS                     101 MONTGOMERY STREET
                                                                             SAN FRANCISCO, CA 94104-4122

LEISURE FUND                    NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     33.82%
                                EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281-9999
                                LENNON

LEISURE FUND                    STIFEL NICOLAUS & CO INC ARTHUR C            501 NORTH BROADWAY                     17.16%
                                MOKAROW AND                                  ST LOUIS, MO 63102

NASDAQ-100(R) FUND              AMERITRADE INC FOR THE EXCLUSIVE             P.O. BOX 2226                           5.71%
                                BENEFIT OF OUR CUSTOMERS                     OMAHA, NE 68103-2226

NASDAQ-100(R) FUND              NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     16.16%
                                EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281-9999
                                LENNON

                                                                                                                PERCENTAGE OF
             FUND                                  NAME                                   ADDRESS                 OWNERSHIP
-----------------------------   ------------------------------------------   --------------------------------   -------------
NASDAQ-100(R) FUND              GENWORTH FINANCIAL TRUST COMPANY FBO         3200 N CENTRAL, SUITE 612               9.47%
                                GENWORTH FINANCIAL ASSET MGMT, INC. FBO      PHOENIX, AZ 85012
                                THEIR MUTUAL CLIENTS

NASDAQ-100(R) FUND              SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       ATTN: MUTUAL FUNDS TEAM E              30.00%
                                FOR BENEFIT OF CUSTOMERS                     101 MONTGOMERY STREET
                                                                             SAN FRANCISCO, CA 94104-4122

NOVA FUND                       SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       ATTN: MUTUAL FUNDS TEAM E              10.62%
                                FOR BENEFIT OF CUSTOMERS                     101 MONTGOMERY STREET
                                                                             SAN FRANCISCO, CA 94104-4122

NOVA FUND                       NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     33.35%
                                EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281-9999
                                LENNON

NOVA FUND                       AMERITRADE INC FOR THE EXCLUSIVE             P.O. BOX 2226                           6.97%
                                BENEFIT OF OUR CUSTOMERS                     OMAHA, NE 68103-2226

PRECIOUS METALS FUND            AMERITRADE INC FOR THE EXCLUSIVE             P.O. BOX 2226                           9.43%
                                BENEFIT OF OUR CUSTOMERS                     OMAHA, NE 68103-2226

PRECIOUS METALS FUND            NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     13.83%
                                EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281-9999
                                LENNON

PRECIOUS METALS FUND            SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       ATTN: MUTUAL FUNDS TEAM E              17.68%
                                FOR BENEFIT OF CUSTOMERS                     101 MONTGOMERY STREET
                                                                             SAN FRANCISCO, CA 94104-4122

RETAILING FUND                  SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       ATTN: MUTUAL FUNDS TEAM E              22.52%
                                FOR BENEFIT OF CUSTOMERS                     101 MONTGOMERY STREET
                                                                             SAN FRANCISCO, CA 94104-4122

RETAILING FUND                  NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     11.97%
                                EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281-9999
                                LENNON

RETAILING FUND                  PRUDENTIAL INVESTMENT MANAGEMENT             MAIL STOP 194-201                      38.37%
                                SERVICES FBO MUTUAL FUND CLIENTS ATTN:       194 WOOD AVENUE
                                PRUCHOICE UNIT                               SOUTH ISELIN, NJ 08830

TECHNOLOGY FUND                 NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     17.23%
                                EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281-9999
                                LENNON

                                                                                                                PERCENTAGE OF
             FUND                                  NAME                                   ADDRESS                 OWNERSHIP
-----------------------------   ------------------------------------------   --------------------------------   -------------
TECHNOLOGY FUND                 FTC & CO                                     P.O. BOX 173736                         8.04%
                                DATALYNX                                     DENVER, CO 80217-3736-3736

TECHNOLOGY FUND                 SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       ATTN: MUTUAL FUNDS TEAM E              27.68%
                                FOR BENEFIT OF CUSTOMERS                     101 MONTGOMERY STREET
                                                                             SAN FRANCISCO, CA 94104-4122

TECHNOLOGY FUND                 STIFEL NICOLAUS & CO INC   ARTHUR C          501 NORTH BROADWAY                      5.16%
                                MOKAROW AND                                  ST LOUIS, MO 63102

TELECOMMUNICATIONS FUND         STIFEL NICOLAUS & CO INC    ARTHUR C         501 NORTH BROADWAY                     12.13%
                                MOKAROW AND                                  ST LOUIS, MO 63102

TELECOMMUNI-CATIONS FUND        SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       ATTN: MUTUAL FUNDS TEAM E               7.56%
                                FOR BENEFIT OF CUSTOMERS                     101 MONTGOMERY STREET
                                                                             SAN FRANCISCO, CA 94104-4122

TELECOMMUN-ICATIONS FUND        FTC & CO                                     P.O. BOX 173736                         5.35%
                                DATALYNX                                     DENVER, CO 80217-3736

TELECOMMUNICATIONS FUND         NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     12.90%
                                EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281-9999
                                LENNON

TRANSPORTAT-ION FUND            NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     30.96%
                                EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281-9999
                                LENNON

TRANSPORTAT-ION FUND            SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       ATTN: MUTUAL FUNDS TEAM E              31.71%
                                FOR BENEFIT OF CUSTOMERS                     101 MONTGOMERY STREET
                                                                             SAN FRANCISCO, CA 94104-4122

TRANSPORTAT-ION FUND            PRUDENTIAL INVESTMENT MANAGEMENT             MAIL STOP 194-201                       6.60%
                                SERVICES FBO MUTUAL FUND CLIENTS ATTN:       194 WOOD AVENUE
                                PRUCHOICE UNIT                               SOUTH ISELIN, NJ 08830

U.S. GOVERNMENT MONEY MARKET    NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     24.10%
FUND                            EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281-9999
                                LENNON

UTILITIES FUND                  NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     44.47%
                                EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281-9999
                                LENNON

ADVISOR CLASS SHARES

                                                                                                                PERCENTAGE OF
             FUND                                  NAME                                   ADDRESS                 OWNERSHIP
-----------------------------   ------------------------------------------   --------------------------------   -------------
UTILITIES FUND                  SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       ATTN: MUTUAL FUNDS TEAM E              12.97%
                                FOR BENEFIT OF CUSTOMERS                     101 MONTGOMERY STREET
                                                                             SAN FRANCISCO, CA 94104-4122

                                                                                                                PERCENTAGE OF
             FUND                                  NAME                                   ADDRESS                 OWNERSHIP
-----------------------------   ------------------------------------------   --------------------------------   -------------
BANKING FUND                    NATIONWIDE TRUST COMPANY, FSB C/O: IPO       P.O. BOX 182029                        18.61%
                                PORTFOLIO ACCOUNTING                         COLUMBUS, OH 43218-2029

BANKING FUND                    FTC & CO                                     P.O. BOX                                6.60%
                                DATALYNX                                     173736
                                                                             DENVER, CO80217-3736

BANKING FUND                    AMERITRADE INC FOR THE EXCLUSIVE             P.O. BOX 2226                           7.34%
                                BENEFIT OF OUR CUSTOMERS                     OMAHA, NE 68103-2226

BASIC MATERIALS FUND            NATIONWIDE TRUST COMPANY, FSB C/O: IPO       P.O. BOX 182029                        19.08%
                                PORTFOLIO ACCOUNTING                         COLUMBUS, OH 43218-2029

BASIC MATERIALS FUND            COUNSEL TRUST CO FBO FTJFC                   235 ST CHARLES WAY, SUITE              10.94%
                                                                             100 YORK, PA 17402

BIOTECHNOLOGY FUND              NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     15.98%
                                EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281
                                LENNON

BIOTECHNOLOGY FUND              GENWORTH FINANCIAL TRUST COMPANY FBO         3200 N CENTRAL, SUITE 612               5.70%
                                GENWORTH FINANCIAL ASSET MGMT, INC. FBO      PHOENIX, AZ 85012
                                THEIR MUTUAL CLIENTS

BIOTECHNOLOGY FUND              NATIONWIDE TRUST COMPANY, FSB C/O: IPO       P.O. BOX 182029                        19.30%
                                PORTFOLIO ACCOUNTING                         COLUMBUS, OH 43218-2029

BIOTECHNOLOGY FUND              AMERITRADE INC FOR THE EXCLUSIVE             P.O. BOX 2226                          22.01%
                                BENEFIT OF OUR CUSTOMERS                     OMAHA, NE 68103-2226

CONSUMER PRODUCTS FUND          AMERITRADE INC FOR THE EXCLUSIVE             P.O. BOX 2226                           5.74%
                                BENEFIT OF OUR CUSTOMERS                     OMAHA, NE 68103-2226

CONSUMER PRODUCTS FUND          NATIONWIDE TRUST COMPANY, FSB C/O: IPO       P.O. BOX 182029                         6.12%
                                PORTFOLIO ACCOUNTING                         COLUMBUS, OH 43218-2029

CONSUMER PRODUCTS FUND          SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       ATTN: MUTUAL FUNDS TEAM E               5.28%
                                FOR BENEFIT OF CUSTOMERS                     101 MONTGOMERY STREET
                                                                             SAN FRANCISCO, CA
                                                                             94104-4122

                                                                                                                PERCENTAGE OF
             FUND                                  NAME                                   ADDRESS                 OWNERSHIP
-----------------------------   ------------------------------------------   --------------------------------   -------------
CONSUMER PRODUCTS FUND          GENWORTH FINANCIAL TRUST COMPANY FBO         3200 N CENTRAL, SUITE 612              11.58%
                                GENWORTH FINANCIAL ASSET MGMT, INC. FBO      PHOENIX, AZ 85012
                                THEIR MUTUAL CLIENTS

CONSUMER PRODUCTS FUND          COUNSEL TRUST CO FBO FTJFC                   235 ST CHARLES WAY,                     5.51%
                                                                             SUITE 100 YORK, PA 17402

ELECTRONICS FUND                GENWORTH FINANCIAL TRUST COMPANY FBO         3200 N CENTRAL,                        22.93%
                                GENWORTH FINANCIAL ASSET MGMT, INC. FBO      SUITE 612 PHOENIX, AZ 85012
                                THEIR MUTUAL CLIENTS

ELECTRONICS FUND                NATIONWIDE TRUST COMPANY, FSB C/O: IPO       P.O. BOX 182029                        34.38%
                                PORTFOLIO ACCOUNTING                         COLUMBUS, OH 43218-2029

ENERGY SERVICES FUND            NATIONWIDE TRUST COMPANY, FSB C/O: IPO       P.O. BOX 182029                        21.23%
                                PORTFOLIO ACCOUNTING                         COLUMBUS, OH 43218-2029

ENERGY SERVICES FUND            NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     10.91%
                                EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281
                                LENNON

ENERGY SERVICES FUND            COUNSEL TRUST CO FBO FTJFC                   235 ST CHARLES WAY,                     5.33%
                                                                             SUITE 100 YORK, PA 17402

ENERGY SERVICES FUND            AMERITRADE INC FOR THE EXCLUSIVE             P.O. BOX 2226                           9.73%
                                BENEFIT OF OUR CUSTOMERS                     OMAHA, NE 68103-2226

ENERGY FUND                     FTC & CO                                     PO BOX 173736                          26.37%
                                DATALYNX                                     DENVER, CO 80217-3736

ENERGY FUND                     NATIONWIDE TRUST COMPANY, FSB C/O: IPO       P.O. BOX 182029                        25.50%
                                PORTFOLIO ACCOUNTING                         COLUMBUS, OH 43218-2029

FINANCIAL SERVICES FUND         NATIONWIDE TRUST COMPANY, FSB C/O: IPO       P.O. BOX 182029                        14.27%
                                PORTFOLIO ACCOUNTING                         COLUMBUS, OH 43218-2029

FINANCIAL SERVICES FUND         GENWORTH FINANCIAL TRUST COMPANY FBO         3200 N CENTRAL, SUITE 612              24.54%
                                GENWORTH FINANCIAL ASSET MGMT, INC. FBO      PHOENIX, AZ 85012
                                THEIR MUTUAL CLIENTS

FINANCIAL SERVICES FUND         NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     11.83%
                                EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281
                                LENNON

FINANCIAL SERVICES FUND         PERSHING LLC                                 P. O. BOX 2052                          5.30%
                                                                             JERSEY CITY, NJ 07303-9998

GOVERNMENT LONG BOND 1.2x       PRUDENTIAL INVESTMENT MANAGEMENT             MAIL STOP 194-201                       5.88%
STRATEGY FUND                   SERVICES FBO MUTUAL FUND CLIENTS ATTN:       194 WOOD AVENUE
                                PRUCHOICE UNIT                               SOUTH ISELIN, NJ 08830

                                                                                                                PERCENTAGE OF
             FUND                                  NAME                                   ADDRESS                 OWNERSHIP
-----------------------------   ------------------------------------------   --------------------------------   -------------
GOVERNMENT LONG BOND 1.2x       TRUST COMPANY OF AMERICA FBO 60              P.O. BOX 6503                           8.00%
STRATEGY FUND                                                                ENGLEWOOD, CO 80112

GOVERNMENT LONG BOND 1.2x       TRUST COMPANY OF AMERICA CUST FBO 99         P.O BOX 6503                           14.31%
STRATEGY FUND                                                                ENGLEWOOD, CO 80120

GOVERNMENT LONG BOND 1.2x       NATIONWIDE TRUST COMPANY, FSB C/O: IPO       P.O. BOX 182029                        15.48%
STRATEGY FUND                   PORTFOLIO ACCOUNTING                         COLUMBUS, OH 43218-2029

HEALTH CARE FUND                NATIONWIDE TRUST COMPANY, FSB C/O: IPO       P.O. BOX 182029                        29.94%
                                PORTFOLIO ACCOUNTING                         COLUMBUS, OH 43218-2029

HEALTH CARE FUND                GENWORTH FINANCIAL TRUST COMPANY FBO         3200 N CENTRAL, SUITE 612              11.19%
                                GENWORTH FINANCIAL ASSET MGMT, INC. FBO      PHOENIX, AZ 85012
                                THEIR MUTUAL CLIENTS

HEALTH CARE FUND                NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     10.52%
                                EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281
                                LENNON

HEALTH CARE FUND                COUNSEL TRUST CO FBO FTJFC                   235 ST CHARLES WAY,                     6.47%
                                                                             SUITE 100 YORK, PA 17402

INTERNET FUND                   COUNSEL TRUST CO FBO FTJFC                   235 ST CHARLES WAY,                     6.37%
                                                                             SUITE 100 YORK, PA 17402

INTERNET FUND                   GENWORTH FINANCIAL TRUST COMPANY FBO         3200 N CENTRAL,                        20.18%
                                GENWORTH FINANCIAL ASSET MGMT, INC. FBO      SUITE 612 PHOENIX, AZ 85012
                                THEIR MUTUAL CLIENTS

INTERNET FUND                   NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                      6.96%
                                EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281
                                LENNON

INTERNET FUND                   NATIONWIDE TRUST COMPANY, FSB C/O: IPO       P.O. BOX 182029                        22.97%
                                PORTFOLIO ACCOUNTING                         COLUMBUS, OH 43218-2029

INVERSE GOVERNMENT LONG BOND    PIPER JAFFRAY                                800 NICOLLET MALL 8th                  10.39%
STRATEGY FUND                                                                STREET
                                                                             MINNEAPOLIS, MN 55402

INVERSE GOVERNMENT LONG BOND    NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     12.40%
STRATEGY FUND                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281
                                LENNON

INVERSE GOVERNMENT LONG BOND    AMERITRADE INC FOR THE EXCLUSIVE             P.O. BOX 2226                           5.22%
STRATEGY FUND                   BENEFIT OF OUR CUSTOMERS                     OMAHA NE 68103-2226

                                                                                                                PERCENTAGE OF
             FUND                                  NAME                                   ADDRESS                 OWNERSHIP
-----------------------------   ------------------------------------------   --------------------------------   -------------
INVERSE GOVERNMENT LONG BOND    PIPER JAFFRAY                                800 NICOLLET MALL 8th                  10.44%
STRATEGY FUND                                                                STREET
                                                                             MINNEAPOLIS, MN 55402

INVERSE NASDAQ-100(R)           PERSHING LLC                                 P.O. BOX 2052                           7.30%
STRATEGY FUND                                                                JERSEY CITY, NJ 07303-9998

INVERSE NASDAQ-100(R)           AMERITRADE INC FOR THE EXCLUSIVE             P.O BOX 2226                           20.95%
STRATEGY FUND                   BENEFIT OF OUR CUSTOMERS                     OMAHA, NE 68103-2226

INVERSE NASDAQ-100(R)           NATIONWIDE TRUST COMPANY, FSB C/O: IPO       P.O. BOX 182029                         5.63%
STRATEGY FUND                   PORTFOLIO ACCOUNTING                         COLUMBUS, OH 43218-2029

INVERSE S&P 500 STRATEGY FUND   NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     11.01%
                                EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281
                                LENNON

INVERSE S&P 500 STRATEGY FUND   COUNSEL TRUST CO FBO FTJFC                   235 ST CHARLES WAY, SUITE               9.58%
                                                                             100 YORK, PA 17402

INVERSE S&P 500 STRATEGY FUND   AMERITRADE INC FOR THE EXCLUSIVE             P.O. BOX 2226                           7.56%
                                BENEFIT OF OUR CUSTOMERS                     OMAHA, NE 68103-2226

LEISURE FUND                    COUNSEL TRUST CO FBO FTJFC                   235 ST CHARLES WAY, SUITE              12.82%
                                                                             100 YORK, PA 17402

LEISURE FUND                    NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     17.86%
                                EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281
                                LENNON

LEISURE FUND                    GENWORTH FINANCIAL TRUST COMPANY FBO         3200 N CENTRAL, SUITE 612              13.63%
                                GENWORTH FINANCIAL ASSET MGMT, INC. FBO      PHOENIX, AZ 85012
                                THEIR MUTUAL CLIENTS

LEISURE FUND                    NATIONWIDE TRUST COMPANY, FSB C/O: IPO       P.O. BOX 182029                        20.32%
                                PORTFOLIO ACCOUNTING                         COLUMBUS, OH 43218-2029

NASDAQ-100(R) FUND              NATIONWIDE TRUST COMPANY, FSB C/O: IPO       P.O. BOX 182029                        14.37%
                                PORTFOLIO ACCOUNTING                         COLUMBUS, OH 43218-2029

NOVA FUND                       NATIONWIDE TRUST COMPANY, FSB C/O: IPO       P.O. BOX 182029                        17.11%
                                PORTFOLIO ACCOUNTING                         COLUMBUS, OH 43218-2029

NOVA FUND                       COUNSEL TRUST CO FBO FTJFC                   235 ST CHARLES WAY, SUITE               5.66%
                                                                             100 YORK, PA 17402

PRECIOUS METALS FUND            NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     15.83%
                                EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281
                                LENNON

                                                                                                                PERCENTAGE OF
             FUND                                  NAME                                   ADDRESS                 OWNERSHIP
-----------------------------   ------------------------------------------   --------------------------------   -------------
PRECIOUS METALS FUND            NATIONWIDE TRUST COMPANY, FSB C/O: IPO       P.O. BOX 182029                        43.00%
                                PORTFOLIO ACCOUNTING                         COLUMBUS, OH 43218-2029

PRECIOUS METALS FUND            AMERITRADE INC FOR THE EXCLUSIVE             P.O. BOX 2226                           6.44%
                                BENEFIT OF OUR CUSTOMERS                     OMAHA, NE 68103-2226

RETAILING FUND                  NATIONWIDE TRUST COMPANY, FSB C/O: IPO       P.O. BOX 182029                        13.58%
                                PORTFOLIO ACCOUNTING                         COLUMBUS, OH 43218-2029

RETAILING FUND                  NATIONAL FINANCIAL SVCS CORP FOR             200 LIBERTY STREET                     18.67%
                                EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      NEW YORK, NY 10281
                                LENNON

RETAILING FUND                  GENWORTH FINANCIAL TRUST COMPANY FBO         3200 N CENTRAL, SUITE 612              14.87%
                                GENWORTH FINANCIAL ASSET MGMT, INC. FBO      PHOENIX, AZ 85012
                                THEIR MUTUAL CLIENTS

RETAILING FUND                  LPL FINANCIAL SERVICES                       9785 TOWNE CENTRE DRIVE                 6.19%
                                                                             SAN DIEGO, CA 92121-1968

TECHNOLOGY FUND                 NATIONWIDE TRUST COMPANY, FSB C/O: IPO       P.O. BOX 182029                        43.57%
                                PORTFOLIO ACCOUNTING                         COLUMBUS, OH 43218-2029

TECHNOLOGY FUND                 GENWORTH FINANCIAL TRUST COMPANY FBO         3200 N CENTRAL, SUITE 612              17.26%
                                GENWORTH FINANCIAL ASSET MGMT, INC. FBO      PHOENIX, AZ 85012
                                THEIR MUTUAL CLIENTS

TELECOMMUNICATIONS FUND         FTC & CO                                     PO BOX 173736                          70.37%
                                DATALYNX                                     DENVER, CO 80217-3736

TRANSPORTATION FUND             NATIONWIDE INSURANCE CO, QPVA C/O: IPO       P.O. BOX 182029                         6.78%
                                PORTFOLIO ACCOUNTING                         COLUMBUS, OH 43218-2029

TRANSPORTATION FUND             NATIONWIDE TRUST COMPANY, FSB C/O: IPO       P.O. BOX 182029                        59.25%
                                PORTFOLIO ACCOUNTING                         COLUMBUS, OH 43218-2029

U.S. GOVERNMENT MONEY MARKET    FTC & CO                                     P.O. BOX 173736                        20.04%
FUND                            DATALYNX                                     DENVER, CO 80217-3736

U.S. GOVERNMENT MONEY MARKET    NATIONAL FINANCIAL SERVICES, LLC. FOR        200 LIBERTY STREET                     16.72%
FUND                            THE EXCLUSIVE BENEFIT OF: OUR CUSTOMERS      1 WORLD FINANCIAL CENTER
                                ATTN.: MUTUAL FUND DEPT. (5TH FLR)           NEW YORK, NY 10281

U.S. GOVERNMENT MONEY MARKET    COUNSEL TRUST CO FBO FTJFC                   235 ST CHARLES WAY, SUITE               7.13%
FUND                                                                         100 YORK, PA 17402

                                                                                                                PERCENTAGE OF
             FUND                                  NAME                                   ADDRESS                 OWNERSHIP
-----------------------------   ------------------------------------------   --------------------------------   -------------
UTILITIES FUND                  GENWORTH FINANCIAL TRUST COMPANY FBO         3200 N CENTRAL, SUITE 612               5.60%
                                GENWORTH FINANCIAL ASSET MGMT, INC. FBO      PHOENIX, AZ 85012
                                THEIR MUTUAL CLIENTS

UTILITIES FUND                  NATIONWIDE TRUST COMPANY, FSB C/O: IPO       P.O. BOX 182029                        24.85%
                                PORTFOLIO ACCOUNTING                         COLUMBUS, OH 43218-2029


DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectuses entitled "Calculating Net Asset Value." The NAV of a Fund serves as the basis for the purchase and redemption price of that Fund's shares. The NAV of a Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value by the Advisor using methods established or ratified by the Board.

Options on securities and indices purchased by a Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter ("OTC") market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts generally are valued based upon the unrealized gain or loss on the contract determined with reference to the first price reported by established futures exchanges after the close of a Fund pricing cycle, or alternatively, with reference to the average price at which futures are bought and sold by a Fund. Options on futures contracts generally are valued with reference to the underlying futures contract. If the market makes a limit move with respect to a particular commodity, the commodity will be valued at fair value by the Advisor using methods established or ratified by the Board.


Each Essential Portfolio Fund generally values shares of the underlying funds at their NAV and other investments at market prices. Similarly, the Commodities Strategy Fund will regularly value its investments in structured notes at fair value and other investments at market prices.

The International Equity Funds will generally value their assets at fair value because of the time difference between the close of the relevant foreign exchanges and the time the Funds price their shares at the close of the NYSE. Such valuation will attempt to reflect the U.S. financial markets' perceptions and trading activity related to the Funds' assets since the calculation of the closing level of the Funds' respective underlying indices. The Nikkei 225 Stock Average is determined in the early morning (2:00 a.m., U.S. Eastern Time) prior to the opening of the NYSE. The Dow Jones STOXX 50 Index(SM) is determined in the mid-morning (approximately 10:30 a.m.) U.S. ET, prior to the closing of the NYSE. Under fair value pricing, the values assigned to a Fund's securities may not be the quoted or published prices of those securities on their primary markets or exchanges.

On days when shares of the Fixed Income Funds, Absolute Return Strategies Fund, and Hedged Equity Fund have been purchased, redeemed, and/or exchanged, the portfolio securities held by the Fixed Income Funds, Absolute Return Strategies Fund, and Hedged Equity Fund which are traded on the Chicago Board of Trade (the "CBOT") are valued at the earlier of: (i) the time of the execution of the last trade of the day for the Fixed Income Funds, Absolute Return Strategies Fund, and Hedged Equity Fund in those CBOT-traded portfolio securities; (ii) the time of the close of the CBOT Evening Session; or (iii) the last price reported by an independent pricing service before the calculation of the Fixed Income Funds', Absolute Return Strategies Fund's, or Hedged Equity Fund's NAV. On days when the CBOT is closed during its usual business hours and there is no need for the Fixed Income Funds, Absolute Return Strategies Fund, or Hedged Equity Fund to execute trades on the CBOT, the value of the CBOT-traded portfolio securities held by the Fixed Income Funds, Absolute Return Strategies Fund, or Hedged Equity Fund will be the mean of the bid and asked prices for these CBOT-traded portfolio securities at the open of the CBOT Evening Session.



OTC securities held by a Fund shall be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. Securities listed on the Nasdaq Global Select Market and Nasdaq Global Market may be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported. The portfolio securities of a Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the mean of the last bid and asked price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the mean between the bid and the offered quotations of such currencies against U.S. Dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Board. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.



Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by the Board. The Board has adopted fair valuation procedures for the Funds and has delegated responsibility for fair value determinations to the Fair Valuation Committee which consists of members of the Advisor and the Servicer. The members of the Fair Valuation Committee report, as necessary, to the Board regarding portfolio valuation determination. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Funds are valued at fair value.


The Money Market Fund will utilize the amortized cost method in valuing its portfolio securities for purposes of determining the NAV of its shares even though the portfolio securities may increase or decrease in market value, generally, in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument while this method provides certainty in valuation, this method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Money Market Fund would receive if this Fund sold the instrument. During such periods, the yield to investors in the Money Market Fund may differ somewhat from that obtained in a similar company which uses mark-to-market values for all its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Money Market Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant NAV of $1.00.

The Money Market Fund's use of the amortized cost method is permitted pursuant to Rule 2a-7 under the 1940 Act (the "Rule"). The Rule requires that the Money Market Fund limit its investments to U.S. Dollar-denominated instruments that meet the Rule's quality, maturity and diversification requirements. The Rule also requires the Money Market Fund to maintain a dollar-weighted average portfolio maturity of not more than ninety days and precludes the purchase of any instrument with a remaining maturity of more than thirteen months.

The Money Market Fund may only purchase "Eligible Securities." Eligible Securities are securities which: (a) have remaining maturities of thirteen months or less; (b) either (i) are rated in the two highest short-term rating categories by any two nationally-recognized statistical rating organizations ("NRSROs") that have issued a short-term rating with respect to the security or class of debt obligations of the issuer, or (ii) if only one NRSRO has issued a short-term rating with respect to the security, then by that NRSRO; (c) were long-term securities at the time of issuance whose issuers have outstanding short-term debt obligations which are comparable in priority and security and has a ratings as specified in (b) above; or (d) if no rating is assigned by any NRSRO as provided in (b) and (c) above, the unrated securities are determined by the Board to be of comparable quality to any rated securities.

As permitted by the Rule, the Board has delegated to the Advisor, subject to the Board's oversight pursuant to guidelines and procedures adopted by the Board, the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

If the Board determines that it is no longer in the best interests of the Money Market Fund and its shareholders to maintain a stable price of $1.00 per share, or if the Board believes that maintaining such price no longer reflects a market-based NAV, the Board has the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Money Market Fund will notify shareholders of any such change.

PURCHASE AND REDEMPTION OF SHARES

MINIMUM INVESTMENT REQUIREMENTS

Any request for a redemption (including pursuant to check writing privileges) by an investor whose account balance is: (a) below the currently applicable minimum investment; or (b) would be below that minimum as a result of the redemption, will be treated as a request by the investor of a complete redemption of that account. In addition, the Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder's most recent purchase of Fund shares (unless the shareholder brings his or her account value up to the currently applicable minimum investment).

TAX CONSEQUENCES

Note that in the case of tax-qualified retirement plans, a redemption from such a plan may have adverse tax consequences. A shareholder contemplating such a redemption should consult his or her own tax adviser. Other shareholders should consider the tax consequences of any redemption.

SUSPENSION OF THE RIGHT OF REDEMPTION

The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings), or trading is restricted; (ii) for any period during which an emergency exists so that disposal of Fund investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC, by order, may permit for the protection of Fund investors. In cases where Nasdaq, the CME, Chicago Board Options Exchange ("CBOE"), CBOT, or any foreign market where the Funds' securities trade, as appropriate, is closed or trading is restricted, a Fund may ask the SEC to permit the right to redemption to be suspended. On any day that any of the securities exchanges on which the Funds' securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received. Any order received after that time will receive the next business day's NAV.

HOLIDAYS


The NYSE, the Federal Reserve Bank of New York, the Nasdaq, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays:
(i) New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day; and (ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time. In addition, the U.S. Government Bond Market is closed on Columbus Day and Veterans' Day, and as of May 27, 2008, the U.S. Government Bond Market will likely close early the business day before all holidays, as recommended by the Bond Market Association.


The national Japanese holidays affecting the relevant securities markets in Japan are as follows: New Year's Day; Coming-of-Age Day; National Foundation Day; Vernal Equinox Day; Greenery Day; Constitution Memorial Day; Children's Day; Marine Day; Respect-of-the-Aged Day; Autumnal Equinox Day; Health-Sports Day; Culture Day; Labor Thanksgiving Day; and Emperor's Birthday. Although the Trust expects this same holiday schedule to be observed in the future, the Japanese exchange may modify its holiday schedule at any time.

National holidays in the various European countries will also affect the relevant European securities markets. Due to the variety of holidays in each EU country as well as Switzerland, those holidays are not listed here.

REDEMPTIONS IN-KIND

The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of a Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 under the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's NAV during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

A-CLASS SHARES - INITIAL SALES CHARGES, REDUCTIONS, AND WAIVERS


INITIAL SALES CHARGES / DEALER REALLOWANCES. A-Class Shares of the Funds are sold subject to a front-end sales charge as described in the A-Class Shares Prospectuses. The sales charge is used to compensate the Distributor and participating securities dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.


Selling dealers are normally reallowed a portion of the sales charge by the Distributor. The following table shows the amount of the front-end sales charge that is reallowed to dealers as a percentage of the offering price of A-Class Shares.

                                   AUTHORIZED DEALER COMMISSION
AMOUNT OF INVESTMENT                  AS % OF OFFERING PRICE
--------------------------------   ----------------------------
Less than $100,000                           4.00%
$100,000 but less than $250,000              3.00%

                                   AUTHORIZED DEALER COMMISSION
AMOUNT OF INVESTMENT                  AS % OF OFFERING PRICE
--------------------------------   ----------------------------
$250,000 but less than $500,000              2.25%
$500,000 but less than 1,000,000             1.20%
Greater than $1,000,000                      1.00%

REDUCED SALES CHARGES. You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your securities dealer are responsible for providing sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

RIGHTS OF ACCUMULATION


You may qualify for reduced initial sales charges based upon your existing investment in shares of any Rydex Fund at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, the Distributor takes into account not only the money which is invested upon such proposed purchase, but also the value of all A-Class and C-Class Shares of the Rydex Funds that you own.


If you qualify for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if you already own qualifying A-Class or C-Class Shares of any Rydex Fund with a value of $80,000 and wish to invest an additional $40,000 in an A-Class Share of a Fund, the reduced initial sales charge of 4.75% will apply to the full $40,000 purchase and not just to the $20,000 in excess of the $100,000 breakpoint.

To qualify for obtaining the discount applicable to a particular purchase, you or your securities dealer must furnish the Servicer with a list of the account numbers and the names in which your Rydex Fund accounts are registered at the time the purchase is made.

AGGREGATING ACCOUNTS (GROUP PURCHASES)


     1. To receive a reduced sales charge on A-Class Shares, investments in any A-Class or C-Class Shares (other than A-Class Shares of the U.S. Government Money Market Fund) made by you, your spouse and your children under the age of 21 may be aggregated if made for your/their own account(s) and:


     - trust accounts established by the above individuals. However, if the person(s) who established the trust is/are deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

     -    solely controlled business accounts;

     -    single participant retirement plans; or

     - endowments or foundations established and controlled by you or your immediate family.

     2. Investments made by a trustee or other fiduciary for a single trust estate or fiduciary account and multiple-employee benefit plans of a single employer or affiliated employers - provided they are not aggregated with individual accounts - may also be aggregated.


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     3. Similarly, investments made for participant accounts of a 403(b) plan that is treated like an employer-sponsored plan, or multiple 403(b) plans of a single employer or affiliated employers, may be aggregated. In addition, investments made for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization may be aggregated. Finally, investments made by a common trust fund or other diversified pooled accounts not specifically formed for the purpose of accumulating fund shares may be aggregated.

     SOME ACCOUNTS CANNOT BE AGGREGATED. At the request of certain investment firms, some accounts are set up as "street name" or "nominee" accounts. This means that the investment firm has sole access, and that the Funds have limited access, to the investment firm's clients' account information. Since the Servicer has little or no access to certain nominee or street name account information, these accounts generally may not be aggregated for the purpose of receiving reduced sales charges. Check with your securities dealer to determine if this applies to your account.

LETTERS OF INTENT

You may also pay reduced initial sales charges by indicating on the account application that you intend to provide a Letter of Intent ("LOI"), and then fulfilling the conditions of that LOI.

The LOI confirms the total investment in shares of the Rydex Funds that you intend to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, you indicate that you understand and agree to the terms of the LOI and that you are bound by the provisions described below:

     CALCULATING THE INITIAL SALES CHARGE:

     - Each purchase of Fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" in the Prospectuses).

     - It is your responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

     - The offering price may be further reduced as described below above under "Rights of Accumulation" if the Servicer is advised of all other accounts at the time of the investment.

     - Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

     CALCULATING THE NUMBER OF SHARES TO BE PURCHASED

     - Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

     - Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.


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

     - If you meet the original obligation at any time during the 13-month period, you may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

     - The Servicer will process necessary adjustments upon the expiration or completion date of the LOI.

     FULFILLING THE INTENDED INVESTMENT

     - By signing an LOI, you are not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, you will have to pay the increased amount of sales charge.

     - To assure compliance with the provisions of the 1940 Act, the Servicer will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to you. All shares purchased, including those escrowed, will be registered in your name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

     - If the intended investment is not completed, you will pay the Servicer the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If you do not pay such difference within 20 days of the expiration date, you irrevocably appoint the Servicer as your attorney-in-fact to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

     CANCELING THE LOI

     - If at any time before completing the LOI Program you wish to cancel the agreement, you must give written notice to the Distributor.

     - If at any time before completion the LOI Program you request the Servicer to liquidate or transfer beneficial ownership of your total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Servicer will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

SALES CHARGE WAIVERS. The A-Class Shares' initial sales charges will be waived for certain types of investors, as described in the Prospectuses.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS


Dividends from net investment income and any distributions of net realized capital gains from each of the Funds will be distributed as described in the Funds' Prospectuses under "Dividends and Distributions." Normally, all such distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund.


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The Government Long Bond 1.2x Strategy Fund and Money Market Fund intend to declare dividends daily from net investment income (and net short-term capital gains, if any) and distribute such dividends monthly. Net income, for dividend purposes, includes accrued interest and accretion of original issue and market discount, plus or minus any short-term gains or losses realized on sales of portfolio securities, less the amortization of market premium and the estimated expenses of the Funds. Net income will be calculated immediately prior to the determination of NAV of the Government Long Bond 1.2x Strategy Fund and Money Market Fund.


The Board may revise the dividend policy, or postpone the payment of dividends, if the Money Market Fund should have or anticipate any large unexpected expense, loss, or fluctuation in net assets which, in the opinion of the Board, might have a significant adverse effect on shareholders of the Money Market Fund. On occasion, in order to maintain a constant $1.00 NAV for the Money Market Fund, the Board may direct that the number of outstanding shares of the Money Market Fund be reduced in each shareholder's account. Such reduction may result in taxable income to a shareholder of the Money Market Fund in excess of the net increase (I.E., dividends, less such reduction), if any, in the shareholder's account for a period of time. Furthermore, such reduction may be realized as a capital loss when the shares are liquidated.

With respect to the investment by the Government Long Bond 1.2x Strategy Fund in U.S. Treasury zero coupon bonds, a portion of the difference between the issue price of zero coupon securities and the face value of such securities (the "original issue discount") is considered to be income to the Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the Government Long Bond 1.2x Strategy Fund which must be distributed to shareholders of the Fund in order to maintain the qualification of the Fund as regulated investment companies for tax purposes. The tax rules applicable to regulated investment companies are described below.


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FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectuses is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

REGULATED INVESTMENT COMPANY STATUS

A fund that qualifies as a regulated investment company ("RIC") under Subchapter M of the Code will not be subject to federal income taxes on the net investment income and net realized capital gains that the fund distributes to the Fund's shareholders. Each of the Funds will seek to qualify for treatment as a RIC under the Code. Provided that for each tax year a Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least 90% of the Fund's investment company income for such year (including, for this purpose, net realized short-term capital gains over net long-term capital losses) and at least 90% of its net tax-exempt income, the Fund itself will not be subject to federal income taxes to the extent the Fund's net investment income and the Fund's net realized capital gains, if any, are distributed to the Fund's shareholders. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies, and net income derived from an interest in a qualified publicly traded partnership (the "90% Test"). A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year:
(a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnership (the "Asset Test"). Income and gains from transactions in commodities such as precious metals and minerals will not qualify as income from "securities" for purposes of the 90% test. The Precious Metals Fund, therefore, intends to restrict its investment in precious metals and in precious minerals to avoid a violation of the 90% Test.

In the event of a failure by a Fund to qualify as a RIC, the Fund would be subject to tax on its taxable income at corporate rates, and the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income. Such distributions would be eligible for the dividends received deduction for corporate shareholders, and for the lower tax rates applicable to qualified dividend income received by individual shareholders, subject to certain limitations. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had the Fund qualified as a RIC. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's NAV.

Each Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for the year and 98% of its capital gain net income, for the one-year period ending on October 31 of such year, plus certain other amounts. Each Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax but can make no assurances that all such tax liability will be eliminated.


Each Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. Except for the Government Long Bond 1.2x Strategy Fund and the Money Market Fund, all or portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets)) to the extent that the fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (I.E., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States).


In order for some portion of the dividends received by a Fund's shareholders to be qualified dividend income, a Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund's shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such (currently at a maximum rate of 15%), regardless of how long the shareholder has owned the shares. Fund shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

Shareholders of the Government Long Bond 1.2x Strategy Fund and the Money Market Fund will be subject to federal income tax on dividends paid from interest income derived from taxable securities and on distributions of realized net short-term capital gains. Interest and realized net short-term capital gains distributions are taxable to shareholders of the Government Long Bond 1.2x Strategy Fund and the Money Market Fund as ordinary dividend income regardless of whether the shareholder receives such distributions in additional Fund shares or in cash. Since the Government Long Bond 1.2x Strategy Fund's and the Money Market Fund's income is expected to be derived entirely from interest rather than dividends, none of such distributions will be eligible for the federal dividends received deduction available to corporations. Shareholders who have not held Fund shares for a full year should be aware that a Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in a Fund.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal and state income tax purposes. In general, if you hold your shares as a capital asset, gain or loss realized will be capital in nature and will be classified as long-term or short-term, depending on the length of the time shares have been held. Because the Money Market Fund intends to maintain a stable $1.00 NAV, shareholders of that Fund should not expect to realize any gain or loss on the sale, redemption or exchange of such shares.

The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

All or a portion of any loss realized upon the redemption of Fund shares will be disallowed to the extent that other shares in a Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares. In addition, any loss realized by a shareholder on the disposition of shares held for six months or less is treated as a long-term capital loss to the extent of any distributions of any net long-term capital gains received by the shareholder with respect to such shares.


SPECIAL CONSIDERATIONS APPLICABLE TO CERTAIN DOMESTIC EQUITY FUNDS, SECTOR FUNDS, INTERNATIONAL EQUITY FUNDS, FIXED INCOME FUNDS, AND ALTERNATIVE INVESTMENT FUNDS, AND IN THE CASE OF THE ALTERNATIVE STRATEGIES FUND AND ESSENTIAL PORTFOLIO FUNDS, CERTAIN OF THE UNDERLYING FUNDS


As described above, gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies generally are included as qualifying income in applying the 90% Test. It should be noted, however, that for purposes of the 90% Test, the Secretary of the Treasury is authorized to issue regulations that would exclude from qualifying income foreign currency gains which are not directly related to the RIC's principal business of investing in stock or securities (or options and futures with respect to stock or securities). No regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. If such future regulations were applied to the Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds, it is possible that the amount of their qualifying income would no longer satisfy the 90% Test and the Funds would fail to qualify as RICs.


It is also possible that the International Rotation Fund, Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds' strategy of investing in foreign currency-related financial instruments might cause the Funds to fail to satisfy the Asset Test, resulting in their failure to qualify as RICs. Failure of the Asset Test might result from a determination by the Internal Revenue Service that financial instruments in which the Funds invest are not securities. Moreover, even if the financial instruments are treated as securities, a determination by the Internal Revenue Service regarding the identity of the issuers of the securities or the fair market values of the securities that differs from the determinations made by the Funds could result in the failure by the Funds to diversify their investments in a manner necessary to satisfy the Asset Test. The tax treatment of a Fund and its shareholders in the event the Fund fails to qualify as a RIC is described above under "Regulated Investment Company Status."

In general, with respect to the Multi-Cap Core Equity Fund, Sector Rotation Fund, Sector Funds, and International Equity Funds, gains from "foreign currencies" and from foreign currency options, foreign currency futures, and forward foreign exchange contracts ("forward contracts") relating to investments in stock, securities, or foreign currencies will be qualifying income for purposes of determining whether the

Fund qualifies as a RIC. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument for purposes of the RIC diversification requirements applicable to a Fund.

Under the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (I.E., unless certain special rules apply, currencies other than the U.S. Dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss under the Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are subject to special treatment. In general, any such gains or losses will increase or decrease the amount of a Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. Additionally, if such losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions.

The Sector Funds, International Equity Funds, and Sector Rotation Fund may incur a liability for foreign withholding taxes as a result of investment in stock or securities of foreign corporations. If, at any year-end, more than 50% of the assets of a Fund are comprised of stock or securities of foreign corporations, the Fund may elect to "pass through" to shareholders the amount of foreign taxes paid by that Fund. The Fund will make such an election only if that Fund deems this to be in the best interests of its shareholders. If the Fund does not qualify to make this election or does qualify, but does not choose to do so, the imposition of such taxes would directly reduce the return to an investor from an investment in that Fund.

With respect to investments by the S&P 500 Fund, Russell 2000(R) Fund, Fixed Income Funds, Absolute Return Strategies Fund, and Hedged Equity Fund in zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, each Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in taxable gain or loss.

OPTIONS, SWAPS AND OTHER COMPLEX SECURITIES

A Fund may invest in complex securities such as equity options, index options, repurchase agreements, foreign currency contracts, hedges and swaps, and futures contracts. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed by a Fund. A Fund may be subject to foreign withholding taxes on income it may earn from investing in foreign securities, which may reduce the return on such investments.

With respect to investments in zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in taxable gain or loss.


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

SPECIAL CONSIDERATIONS APPLICABLE TO THE COMMODITIES STRATEGY FUND AND IN THE CASE OF THE ALTERNATIVE STRATEGIES ALLOCATION FUND AND ESSENTIAL PORTFOLIO FUNDS, CERTAIN OF THE UNDERLYING FUNDS

One of the requirements for qualification as a regulated investment company (a "RIC") under Subchapter M of the Code is that the Commodities Strategy Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income"). As described in the Commodities Strategy Fund's Prospectuses, the Fund currently gains most of its exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes.

The status of the swap contracts and other commodity-linked derivative instruments under tests to qualify as a RIC under Subchapter M of the Code has been recently addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked swaps in which the Commodities Strategy Fund invests will not be considered qualifying income after September 30, 2006. The Commodities Strategy Fund will therefore restrict its income from commodity-linked swaps (when combined with its other investments that produce non-qualifying income) to be less than 10 percent of its gross income.

The Commodities Strategy Fund has received a private letter ruling from the Internal Revenue Service that concludes that certain commodities-linked notes held by the Commodities Strategy Fund will produce qualifying income for purposes of the RIC qualification tests. The Advisor, therefore, believes it can continue to successfully operate the Commodities Strategy Fund in a manner consistent with the Commodities Strategy Fund's current investment objective by investing in certain commodities-linked structured notes.

If the Commodities Strategy Fund were to fail to qualify as a regulated investment company, the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Commodities Strategy Fund's earnings and profits. If the Commodities Strategy Fund were to fail to qualify as a regulated investment company and became subject to federal income tax, any shareholders of the Fund would be subject to diminished investment returns.


OPTIONS TRANSACTIONS BY THE FUNDS

If a call option written by a Fund expires, the amount of the premium received by a Fund for the option will be short-term capital gain to the Fund. If such an option is closed by a Fund, any gain or loss realized by a Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by a Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to a Fund depending on the Fund's holding period for the underlying security or underlying futures contract.

With respect to call options purchased by a Fund, a Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

Each Fund has available to it a number of elections under the Code concerning the treatment of option transactions for tax purposes. A Fund will utilize the tax treatment that, in a Fund's judgment, will be most


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favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by a Fund. These tax considerations may have an impact on investment decisions made by a Fund.

Each of the Domestic Equity Funds, Domestic Equity-Style Funds, Sector Funds, International Equity Funds and Alternative Investment Funds, in its operations, also will utilize options on securities indices. Options on "broad based" securities indices are classified as "non-equity options" under the Code. Gains and losses resulting from the expiration, exercise, or closing of such non-equity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, "blended gain or loss"). In addition, any non-equity option and futures contract held by a Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

The trading strategies of each of the Domestic Equity Funds, Domestic Equity - Style Funds, Sector Funds, International Equity Funds and Alternative Investment Funds, involving non equity options on stock indices may constitute "straddle" transactions. "Straddles" may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. Each of these Funds will also have available a number of elections under the Code concerning the treatment of option transactions for tax purposes. Each such Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by a Fund. These tax considerations may have an impact on investment decisions made by a Fund.

A Fund's transactions in certain options, under some circumstances, could preclude a Fund's qualifying for the special tax treatment available to investment companies meeting the requirements of Subchapter M of the Code.

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

BACK-UP WITHHOLDING

In certain cases a Fund will be required to withhold and remit to the U.S. Treasury an amount equal to the applicable back-up withholding rate applied to reportable taxable dividends and distributions, as well as the proceeds of any redemptions of Fund shares, paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder's social security number); (2) is subject to back-up withholding by the Internal Revenue Service ("IRS"); (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

OTHER ISSUES

With respect to investments in STRIPs and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, the Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to its shareholders, the Fund may have to sell Fund securities to distribute such imputed income which


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

may occur at a time when the Advisor would not have chosen to sell such securities and which may result in taxable gain or loss.

Each Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment. In some states ownership of fund shares may also be subject to state and local taxation. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Government National Mortgage Association or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

PORTFOLIO HOLDINGS

The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of the Funds' Advisor, principal underwriter, or any affiliated person of the Funds, the Advisor, or the principal underwriter.


Information concerning the Funds' portfolio holdings may be disclosed in the ordinary course of business and as frequently as daily, but no earlier than one business day following the date of the information, to (i) certain personnel of those Service Providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers, and (ii) other personnel of the Advisor and other Service Providers, such as the Funds' administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Funds and/or the terms of the Funds' current registration statement. As of December 31, 2007, the Funds disclose portfolio holdings information to the following entities as part of ongoing arrangements that serve legitimate business purposes:


                 INDIVIDUAL/ENTITY              FREQUENCY        TIME LAG
---------------------------------------------   ---------   -----------------
Morningstar                                      Monthly    1-5 business days
Lipper                                           Monthly    1-5 business days
Thompson Financial                              Quarterly   1-5 business days
Bloomberg                                       Quarterly   1-5 business days
Vickers Stock Research                          Quarterly   1-5 business days
Standard & Poor's                               Quarterly   1-5 business days
Institutional Shareholder Services (formerly,    Weekly     1-5 business days
Investor Responsibility Research Center)

The Funds' Chief Compliance Officer, or a Compliance Manager designated by the Chief Compliance Officer, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where the Funds have legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event shall the Funds, the Advisor, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Funds' portfolio holdings.

The Board exercises continuing oversight of the disclosure of the Funds' portfolio holdings by (1) overseeing the implementation and enforcement of the Portfolio Holdings Disclosure Policies and Procedures, the Code of Ethics, and the Protection of Non-Public Information Policies and Procedures (collectively, the portfolio holdings governing policies) by the Funds' Chief Compliance Officer and the Funds, (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies, and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. The Board and the Funds reserve the right to amend the Policies and Procedures at any time and from time to time without prior notice in their sole discretion. For purposes of the Policies and Procedures, the term "portfolio holdings" means the equity and debt securities (e.g., stocks and bonds) held by the Funds and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by the Funds.

In addition to the permitted disclosures described above, the Funds must disclose their complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC's web site at www.sec.gov.

VOTING RIGHTS


Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. You receive one vote for every full Fund share owned. Each Fund or class of a Fund, if applicable, will vote separately on matters relating solely to that Fund or class. All shares of the Funds are freely transferable.


As a Delaware statutory trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 800.820.0888 or 301.296.5100, or by writing to the Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

REPORTING

You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

SHAREHOLDER INQUIRIES


Shareholders may visit the Trust's web site at WWW.RYDEXINVESTMENTS.COM or call
800.820.0888 or 301.296.5100 to obtain information on account statements, procedures, and other related information.


INDEX PUBLISHERS INFORMATION


STANDARD & POOR'S

The Inverse S&P 500 Strategy, Mid-Cap 1.5x Strategy, Nova, S&P 500, Large-Cap Growth, Large-Cap Value, Mid-Cap Growth, Mid-Cap Value, Small-Cap Growth, Small-Cap Value and Commodities Strategy Funds (the "Rydex S&P Funds") are not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P") or Citigroup Global Markets, Inc. ("Citigroup"). Neither S&P nor Citigroup makes any representation, condition, warranty, express or implied, to the owners of the Rydex S&P Funds or any member of the public regarding the advisability of investing in securities generally or in the Rydex S&P Funds particularly or the ability of the S&P 500(R) Index, S&P MidCap 400(R) Index, S&P 500/Citigroup Pure Growth Index, S&P 500/Citigroup Pure Value Index, S&P MidCap 400/Citigroup Pure Growth Index, S&P MidCap 400/Citigroup Pure Value Index, S&P SmallCap 600/Citigroup Pure Growth Index, S&P SmallCap 600/Citigroup Pure Value Index and S&P GSCITM Commodity Index (the "S&P Indices") to track general stock market performance. S&P's and Citigroup's only relationship to Rydex Investments ("Licensee") is the licensing of certain of their trademarks and of the S&P Indices which are determined, composed and calculated by S&P without regard to Licensee or the Rydex S&P Funds. S&P and Citigroup have no obligation to take the needs of Licensee or the owners of the Rydex S&P Funds into consideration in determining, composing or calculating the S&P Indices. Neither S&P nor Citigroup are responsible for and have not participated in the determination of the prices and amount of the Rydex S&P Funds or the timing of the issuance or sale of the Rydex S&P Funds or in the determination or calculation of the equation by which the Rydex S&P Funds are to be converted into cash. S&P and Citigroup have no obligation or liability in connection with the administration, marketing, or trading of the Rydex S&P Funds.

S&P and Citigroup do not guarantee the accuracy and/or the completeness of the S&P Indices or any data included therein and S&P and Citigroup shall have no liability for any errors, omissions, or interruptions therein. S&P and Citigroup make no warranty or condition, express or implied, as to results to be obtained by Licensee, owners of the Rydex S&P Funds, or any other person or entity from the use of the S&P Indices or any data included therein. S&P and Citigroup make no express or implied warranties or conditions, and expressly disclaim all warranties or conditions of merchantability or fitness for a particular purpose or use with respect to the S&P Indices or any data included therein. Without limiting any of the foregoing, in no event shall S&P or Citigroup have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the S&P Indices or any data included therein, even if notified of the possibility of such damages.

"Standard & Poor's(R)," S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500,"
"Standard & Poor's MidCap 400," "S&P MidCap 400," Standard & Poor's SmallCap," "S&P SmallCap 600," "S&P 500/Citigroup Pure Value," "S&P 500/Citigroup Pure Growth," "S&P MidCap 400/Citigroup Pure Value," "S&P MidCap 400/Citigroup Pure Growth," "S&P SmallCap 600/Citigroup Pure Value," and "S&P SmallCap 600/Citigroup Pure Growth" are trademarks of The McGraw-Hill Companies, Inc. and Citigroup, Inc.

DOW JONES

STOXX and Dow Jones have no relationship to Rydex Investments, other than the licensing of the Dow Jones Industrial Average(SM) (DJIA) and the Dow Jones STOXX Index (the "Rydex Dow Jones Indices") and the related trademarks for use in connection with the Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund and

Europe 1.25x Strategy Fund (the "Rydex Dow Jones Funds"). "Dow Jones," "Dow Jones Industrial Average (SM)," "DJIA (SM)," and "STOXX," are service marks of Dow Jones & Company, Inc.

STOXX and Dow Jones do not:

     -    Sponsor, endorse, sell or promote the Rydex Dow Jones Funds.

     - Recommend that any person invest in the Rydex Dow Jones Funds or any other securities.

     - Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Rydex Dow Jones Funds.

     - Have any responsibility or liability for the administration, management or marketing of the Rydex Dow Jones Funds.

     - Consider the needs of the Dow Jones Funds or the owners of the Rydex Dow Jones Funds in determining, composing or calculating the relevant index or have any obligation to do so.

STOXX and Dow Jones will not have any liability in connection with the Rydex Dow Jones Funds. Specifically:

     - STOXX and Dow Jones do not make any warranty, expressed or implied, and Dow Jones disclaims and warranty about:

          - The results to be obtained by the Rydex Dow Jones Funds, the owner of the Rydex Dow Jones Funds, or any other person in connection with the use of the Dow Jones Indices and the data included in the Dow Jones Indices;

          - The accuracy or completeness of the Dow Jones Indices and their data;

          - The merchantability and the fitness for a particular purpose or use of the Dow Jones Indices and their data;

          - STOXX and Dow Jones will have no liability for any errors, omissions or interruptions in the Dow Jones Indices or their data;

          - Under no circumstances will STOXX or Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if STOXX or Dow Jones knows that they might occur.

The licensing agreement between Rydex Investments and STOXX and Dow Jones is solely for their benefit and not for the benefit of the owners of the Rydex Dow Jones Funds or any other third parties.

THE NASDAQ OMX GROUP, INC.

The Inverse NASDAQ-100(R) Strategy, and NASDAQ-100(R) Funds (the "Rydex NASDAQ Funds") are not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. or its affiliates (NASDAQ OMX Group, Inc., with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Rydex NASDAQ Funds. The Corporations make no representation or warranty, express or implied to the owners of the Rydex NASDAQ Funds or any member of the public regarding the advisability of investing in securities generally or in the Rydex NASDAQ Funds particularly, or the ability of the NASDAQ-100 Index(R) to track general stock market performance. The Corporations' only relationship to Rydex Investments ("Licensee") is in the licensing of the NASDAQ(R), NASDAQ-100(R), and NASDAQ-100 Index(R) registered trademarks, and certain trade names of the Corporations and the use of the NASDAQ-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Rydex NASDAQ Funds. The Corporations have no obligation to take the needs of the Licensee or the owners of the Rydex NASDAQ Funds into consideration in determining, composing or calculating the NASDAQ-100 Index(R). The Corporations are not responsible for and have not participated in the determiniation of the timing of, prices at, or quantities of the Rydex NASDAQ Funds to be issued or in the determination or calculation of the equation by which the Rydex NASDAQ Funds are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Rydex NASDAQ Funds.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE RYDEX NASDAQ FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF SUCH DAMAGES.

NIKKEI INC.

Nikkei Inc. (the "Nikkei") does not sponsor, endorse, sell or promote any Rydex Fund and makes no representation or warranty, implied or express, to the investors in the Japan 2x Strategy Fund, or any members of the public, regarding:

     -    The advisability of investing in index funds;

     -    The ability of any index to track stock market performance;

     - The accuracy and/or the completeness of the aforementioned index or any data included therein;

     - The results to be obtained by the Fund, the investors in the Fund, or any person or entity from the use of the index or data included therein; and

     - The merchantability or fitness for a particular purpose for use with respect to the index or any data included therein.

Further, the Index Publisher does not:

     - Recommend that any person invest in the Japan 2x Strategy Fund or any other securities;

     - Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Japan 2x Strategy Fund;

     - Have any responsibility or liability for the administration, management or marketing of the Japan 2x Strategy Fund;

     - Consider the needs of the Japan 2x Strategy Fund or the investors in the Japan 2x Strategy Fund in determining, composing or calculating the index or has any obligation to do so;

     - Have any liability in connection with the Japan 2x Strategy Fund or for any errors, omissions or interruptions in connection with the index or the related data;

     - Have any liability for any lost profits or indirect punitive, special or consequential damages or losses, even if the Nikkei knows that they might occur.

FRANK RUSSELL COMPANY

The Inverse Russell 2000(R) Strategy, Russell 2000(R) and Russell 2000(R) 1.5x Strategy Funds (the "Rydex RuSsell Funds") are not sponsored or endorsed by, nor in any way affiliated with Frank Russell Company ("Russell"). Russell is not responsible for and has not reviewed the Russell Funds nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000(R) Index (the "Russell Index") which is a trademark/service mark of Russell. Russell has nO obligation to take the needs of any of the Rydex Russell Funds or their participants or any other product or person into consideration in determining, composing or calculating the Russell Index.

Russell's publication of the Russell Index in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Index is based.

Russell makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the Russell Index or any data included in the Russell Index. Russell makes no representation, warranty or guarantee regarding the use, or the results of use, of the Russell Index or any data included therein, or any security (or combination thereof) comprising the Russell Index. Russell makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including without limitation, any warranty of merchantability or fitness for a particular purpose with respect to the Russell Index or any data or any security (or combination thereof) included therein.

Russell(R) is a trademark of the Frank Russell Company.

ICE FUTURES U.S., INC.

The Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds (the "Products") are not sponsored, endorsed, sold or promoted by ICE Futures U.S., Inc. ("ICE Futures"). ICE Futures makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the U.S. Dollar Index(R), to track market performance of either Product. ICE Futures' only relationship to RydeX Investments ("Licensee") is the licensing of certain names and marks and of the U.S. Dollar Index(R), which iS determined, composed and calculated without regard to the Licensee or the Products. ICE Futures has no obligation to take the needs of the Licensee or the owners of the Products into consideration in determining, composing or calculating the U.S. Dollar Index(R). ICE Futures is not responsible for and has not participated iN any determination or calculation made with respect to the issuance or redemption of interests in the Products. ICE Futures has no obligation or liability in connection with the administration, purchase, sale marketing, promotion or trading of the Products.

Ice Futures does not guarantee the accuracy and/or the completeness of the U.S. Dollar Index(R) or any datA included therein. Ice Futures makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the Products, or any other person or entity from the use of the U.S. Dollar Index(R) or any data includeD therein in connection with the rights licensed hereunder, in connection with the purchase, sale or trading of any Product, or for any other use. Ice Futures makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the U.S. Dollar Index(R) or nay data included therein. Without limiting any of the foregoing, in no event shall Ice FutureS have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.


COUNSEL

Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue NW, Washington, DC 20004, serves as counsel to the Trust.


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

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Ernst & Young LLP, 8484 Westpark Drive, McLean, Virginia 22102, serves as the independent registered public accounting firm to the Trust and each of the Funds.


CUSTODIAN

U.S. Bank, N.A. (the "Custodian"), 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Funds under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of each Fund and maintains all necessary related accounts and records.

FINANCIAL STATEMENTS


The Trust's financial statements for the fiscal year ended March 31, 2008, including notes thereto and the reports of Ernst & Young LLP, are incorporated by reference into this SAI. A copy of the applicable Fund's 2008 Annual Report to Shareholders must accompany the delivery of this SAI.

                                   APPENDIX A

BOND RATINGS

Below is a description of Standard & Poor's Ratings Group ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") bond rating categories.

STANDARD & POOR'S RATINGS
GROUP CORPORATE BOND RATINGS

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated "AA" also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from "AAA" issues only in small degree.

A - Bonds rated "A" have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated "BBB" are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated "CCC" have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

MOODY'S INVESTORS SERVICE, INC.
CORPORATE BOND RATINGS

AAA - Bonds rate "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to a "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA - Bonds rate "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protections may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated "A" possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA - Bonds rated "Baa" are considered as medium grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA - Bonds rated "Ba" are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

CAA - Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                   APPENDIX B

                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

I.   INTRODUCTION

PADCO Advisors, Inc. and PADCO Advisors II, Inc., together doing business as Rydex Investments, generally are responsible for voting proxies with respect to securities held in client accounts, including clients registered as investment companies under the Investment Company Act of 1940 ("Funds") and clients that are pension plans ("Plans") subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). This document sets forth Rydex Investments' policies and guidelines with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. Specifically, Rule 206(4)-6 requires that we:

     - Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;

     - Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and

     - Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.

II.  PROXY VOTING POLICIES AND PROCEDURES

A.   Proxy Voting Policies

Proxies may have economic value and, where Rydex Investments is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best long-term economic interests of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of the proxy vote. Our authority is initially established by our advisory contracts or comparable documents. Clients, however, may change their proxy voting direction at any time.

The financial interest of our clients is the primary consideration in determining how proxies should be voted. Any material conflicts of interest between Rydex Investments and our clients with respect to proxy voting are resolved in the best interests of clients, in accordance with the procedures described in Section III below.

B.   Proxy Voting Procedures

Rydex Investments utilizes the services of an outside proxy voting firm, Institutional Shareholder Services ("ISS"), to act as agent for the proxy process, to maintain records on proxy votes for our clients, and to provide independent research on corporate governance, proxy and corporate responsibility issues. In the absence of contrary instructions received from Rydex Investments, ISS will vote proxies in accordance with the proxy voting guidelines (the "Guidelines") attached as SCHEDULE A hereto, as such Guidelines may be revised from time to time by Rydex Investments' portfolio management group (the "Committee"). Under its arrangement with ISS, Rydex Investments has agreed to:

     - Provide ISS with a copy of the Guidelines and to inform ISS promptly of any changes to the Guidelines;

     - Deliver to ISS, on a timely basis, all documents, information and materials necessary to enable ISS to provide the services contemplated to be performed by it on a timely and efficient basis (such as conveying to ISS a power of attorney with respect to the services to be provided hereunder and providing ISS on a timely basis with Rydex Investments' authorized stamp, proxy cards, special voting instructions, authorization letters to custodian banks and any other materials necessary for the performance by ISS of its duties);

     - Provide ISS with a data file containing portfolio information (such as account numbers, share amounts, and security identifiers such as cusip and/or sedol numbers) on a regular basis; and

     - Coordinate with ISS with respect to the classification of proxy items and for the treatment of items not clearly defined under the Guidelines.

III. RESOLVING POTENTIAL CONFLICTS OF INTEREST

The Committee is responsible for identifying potential conflicts of interest in regard to the proxy voting process. Examples of potential conflicts of interest include:

     - Managing a pension plan for a company whose management is soliciting proxies;

     - Having a material business relationship with a proponent of a proxy proposal in which this business relationship may influence how the proxy vote is cast; and

     - Rydex Investments, its employees or affiliates having a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships.

To ensure that all proxies are voted in the best interests of clients and are not the product of any potential conflict of interest, if a potential conflict of interest exists Rydex Investments will instruct ISS to vote in accordance with the established Guidelines. In the absence of established Guidelines (I.E., in instances where the Guidelines provide for a "case-by-case" review), Rydex Investments may vote a proxy regarding that proposal in any of the following manners:

     - REFER PROPOSAL TO THE CLIENT - Rydex Investments may refer the proposal to the client and obtain instructions from the client on how to vote the proxy relating to that proposal.

     - OBTAIN CLIENT RATIFICATION - If Rydex Investments is in a position to disclose the conflict to the client (I.E., such information is not confidential), Rydex Investments may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the client, and obtain the client's consent to how Rydex Investments will vote on the proposal (or otherwise obtain instructions from the client on how the proxy on the proposal should be voted).

     - USE AN INDEPENDENT THIRD PARTY FOR ALL PROPOSALS - Subject to any client imposed proxy voting policies, Rydex Investments may vote all proposals in a proxy according to the policies of an independent third party, such as ISS or a similar entity (or to have the third party vote such proxies).

     - USE AN INDEPENDENT THIRD PARTY TO VOTE THE SPECIFIC PROPOSALS THAT INVOLVE A CONFLICT - Subject to any client imposed proxy voting policies, Rydex Investments may use an independent third party (such as ISS) to recommend how the proxy for specific proposals that involve a conflict should be voted (or to have the third party vote such proxies).

IV.  SECURITIES SUBJECT TO LENDING ARRANGEMENTS

For various legal or administrative reasons, Rydex Investments is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client's securities lending arrangement with the client's custodian. Rydex Investments will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, Rydex Investments may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the client's custodian for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in Rydex Investments' judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

V.   SPECIAL ISSUES WITH VOTING FOREIGN PROXIES

Voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA Plan), Rydex Investments may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.

VI.  ASSISTANCE WITH FORM N-PX AND PROXY VOTING RECORD

Rydex Investments shall assist its Fund clients in disclosing the following information on Form N-PX for each proxy matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which Rydex Investments, or ISS as its agent, voted on the client's behalf by providing the following information to the Fund on a regular quarterly basis within 30 days after the end of the quarter:

     (i)  The name of the issuer of the portfolio security;

     (ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

     (iii) The Council on Uniform Security Identification Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);

     (iv) The shareholder meeting date;

     (v)  A brief identification of the matter voted on;

     (vi) Whether the matter was proposed by the issuer or by a security holder;

     (vii) Whether Rydex Investments (or ISS as its agent) cast the client's vote on the matter;

     (viii) How Rydex Investments (or ISS as its agent) cast the client's vote (I.E., for or against proposal, or abstain; for or withhold regarding election of directors); and

     (ix) Whether Rydex Investments (or ISS as its agent) cast the client's vote for or against management.

VII. DISCLOSURE OF HOW TO OBTAIN VOTING INFORMATION

Rule 206(4)-6 requires Rydex Investments to disclose in response to any client request how the client can obtain information from Rydex Investments on how its securities were voted. Rydex Investments will disclose in Part II of its Form ADV that clients can obtain information on how their securities were voted by making a written request to Rydex Investments. Upon receiving a written request from a client, Rydex Investments will provide the information requested by the client within a reasonable amount of time.

Rule 206(4)-6 also requires Rydex Investments to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. Rydex Investments will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, Rydex Investments will provide a copy of this policy within a reasonable amount of time.

If approved by the client, this policy and any requested records may be provided electronically.

VIII. RECORDKEEPING

Rydex Investments shall keep the following records for a period of at least five years, the first two in an easily accessible place:

     (i)  A copy of this Policy;

     (ii) Proxy Statements received regarding client securities;

     (iii) Records of votes cast on behalf of clients;

     (iv) Any documents prepared by Rydex Investments that were material to making a decision how to vote, or that memorialized the basis for the decision; and

     (v)  Records of client requests for proxy voting information.

With respect to Rydex Investments' Fund clients, each Fund shall maintain a copy of each of the records that is related to proxy votes on behalf of the Fund by Rydex Investments. Additionally, Rydex Investments may keep Fund client records as part of Rydex Investments' records.

Rydex Investments may rely on proxy statements filed on the SEC's EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Rydex Investments that are maintained with a third party, such as ISS, provided that Rydex Investments has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

                                   SCHEDULE A
                                       TO
                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

                             PROXY VOTING GUIDELINES

Rydex Investments believes that management is generally in the best position to make decisions that are essential to the ongoing operation of the company and which are not expected to have a major impact on the corporation and its shareholders. Accordingly, Rydex Investments will generally vote with management on "routine items" of a corporate administrative nature. Rydex Investments will generally review all "non-routine items" (I.E., those items having the potential for major economic impact on the corporation and the long-term value of its shares) on a case-by-case basis.

BOARD OF DIRECTORS

A.  Director Nominees in Uncontested Elections                      Vote With Mgt.
B.  Chairman and CEO is the Same Person                             Vote With Mgt.
C.  Majority of Independent Directors                               Vote With Mgt.
D.  Stock Ownership Requirements                                    Vote With Mgt.
E.  Limit Tenure of Outside Directors                               Vote With Mgt.
F.  Director and Officer Indemnification and Liability Protection   Vote With Mgt.
G.  Eliminate or Restrict Charitable Contributions                  Vote With Mgt.

PROXY CONTESTS

A.  Voting for Director Nominees in Contested Election              Vote With Mgt.
B.  Reimburse Proxy Solicitation                                    Vote With Mgt.

AUDITORS

A.  Ratifying Auditors                                              Vote With Mgt.

PROXY CONTEST DEFENSES

A.  Board Structure - Classified Board                              Vote With Mgt.
B.  Cumulative Voting                                               Vote With Mgt.
C.  Shareholder Ability to Call Special Meetings                    Vote With Mgt.

TENDER OFFER DEFENSES

A.  Submit Poison Pill for shareholder ratification                 Case-by-Case
B.  Fair Price Provisions                                           Vote With Mgt.
C.  Supermajority Shareholder Vote Requirement                      Vote With Mgt.
    To Amend the Charter or Bylaws
D.  Supermajority Shareholder Vote Requirement                      Vote With Mgt.

MISCELLANEOUS GOVERNANCE PROVISIONS

A.  Confidential Voting                                             Vote With Mgt.
B.  Equal Access                                                    Vote With Mgt.
C.  Bundled Proposals                                               Vote With Mgt.

CAPITAL STRUCTURE

A.  Common Stock Authorization                                      Vote With Mgt.
B.  Stock Splits                                                    Vote With Mgt.
C.  Reverse Stock Splits                                            Vote With Mgt.
D.  Preemptive Rights                                               Vote With Mgt.
E.  Share Repurchase Programs                                       Vote With Mgt.

EXECUTIVE AND DIRECTOR COMPENSATION

A.  Shareholder Proposals to Limit Executive and                    Case-by-Case
         Directors Pay

B.  Shareholder Ratification of Golden and Tin Parachutes           Vote With Mgt.
C.  Employee Stock Ownership Plans                                  Vote With Mgt.
D.  401(k) Employee Benefit Plans                                   Vote With Mgt.

STATE OF INCORPORATION

A.  Voting on State Takeover Plans                                  Vote With Mgt.
B.  Voting on Reincorporation Proposals                             Vote With Mgt.

MERGERS AND CORPORATE RESTRUCTURINGS

A.  Mergers and Acquisitions                                        Case-by-Case
B.  Corporate Restructuring                                         Vote With Mgt.
C.  Spin-Offs                                                       Vote With Mgt.
D.  Liquidations                                                    Vote With Mgt.

SOCIAL AND ENVIRONMENTAL ISSUES

A.  Issues with Social/Moral Implications                           Vote With Mgt.

                       STATEMENT OF ADDITIONAL INFORMATION
                               RYDEX SERIES FUNDS

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850

                            800.820.0888 301.296.5100
                            WWW.RYDEXINVESTMENTS.COM

This Statement of Additional Information ("SAI") relates to H-Class Shares, A-Class Shares and C-Class Shares of the following series (the "Fund") of Rydex Series Funds (the "Trust"):
                          MANAGED FUTURES STRATEGY FUND

This SAI is not a prospectus. It should be read in conjunction with the Fund's prospectuses for the H-Class Shares, A-Class Shares, and C-Class Shares dated August 1, 2008 (each a "Prospectus" and together, the "Prospectuses"). Capitalized terms not defined herein are defined in the Prospectuses. Copies of the Fund's Prospectuses are available, without charge, upon request to the Trust at the address listed above or by telephoning the Trust at the telephone numbers listed above. The Fund's financial statements for the fiscal year ended March 31, 2008 are included in the Fund's Annual Report to Shareholders, which has been filed with the U.S. Securities and Exchange Commission (the "SEC") and incorporated herein by reference.

                     The date of this SAI is August 1, 2008

                                TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
GENERAL INFORMATION ABOUT THE TRUST......................................     1
INVESTMENT POLICIES, TECHNIQUES, AND RISK FACTORS........................     1
DESCRIPTION OF THE BENCHMARK.............................................    23
SPECIAL CONSIDERATIONS REGARDING THE USE OF LEVERAGED INVESTMENT
   STRATEGIES............................................................    24
INVESTMENT RESTRICTIONS..................................................    24
BROKERAGE ALLOCATION AND OTHER PRACTICES.................................    26
MANAGEMENT OF THE TRUST..................................................    29
PRINCIPAL HOLDERS OF SECURITIES..........................................    42
DETERMINATION OF NET ASSET VALUE.........................................    43
PURCHASE AND REDEMPTION OF SHARES........................................    44
A-CLASS SHARES - INITIAL SALES CHARGES, REDUCTIONS AND WAIVERS ..........    45
DIVIDENDS, DISTRIBUTIONS, AND TAXES......................................    48
OTHER INFORMATION........................................................    54
COUNSEL..................................................................    56
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............................    56
CUSTODIAN................................................................    56
FINANCIAL STATEMENTS.....................................................    56
APPENDIX A - RYDEX INVESTMENTS PROXY VOTING POLICIES AND PROCEDURES......   A-1

GENERAL INFORMATION ABOUT THE TRUST

The Trust, an open-end management investment company, was organized as a Delaware statutory trust on February 10, 1993. The Trust is permitted to offer separate series (I.E., funds) and different classes of shares and additional series and/or classes of shares may be created from time to time. All payments received by the Trust for shares of the Fund belong to the Fund. The Fund has its own assets and liabilities.


The Fund is an open-end management investment company. Currently, the Trust consists of fifty-four (54) separate funds and issues a combination of Investor Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares and/or H-Class Shares. The different classes provide for variations in certain shareholder servicing and distribution expenses and in the minimum initial investment requirement. In addition, an initial sales charge is imposed on the purchase of A-Class Shares, and a contingent deferred sales charge is imposed on the redemption of C-Class Shares. Sales charges and minimum investment requirements are described in the Prospectuses. For more information on shareholder servicing and distribution expenses, see "Dividends, Distributions, and Taxes."


INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

GENERAL


THE FUND. The Fund's investment objective and principal investment strategies are described in the Fund's Prospectuses. The investment objective of the Fund is non-fundamental and may be changed without the consent of the holders of a majority of the Fund's outstanding shares.

Portfolio management is provided to the Fund by the Trust's investment adviser, PADCO Advisors, Inc., a Maryland company with offices at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. PADCO Advisors, Inc. operates under the name Rydex Investments ("Rydex" or the "Advisor"). The investment strategies of the Fund discussed below and in the Prospectuses may, consistent with the Fund's investment objective and limitations, be used by the Fund if, in the opinion of the Advisor, these strategies will be advantageous to the Fund. The Fund is free to reduce or eliminate its activity with respect to any of the following investment techniques without changing its fundamental investment policies. There is no assurance that any of the Fund's strategies or any other strategies and methods of investment available to the Fund will result in the achievement of the Fund's objectives.

THE SUBSIDIARY. The Fund may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). It is expected that the Subsidiary will invest primarily in commodity futures, but it may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the Investment Company Act of 1940 (the "1940 Act"), and other investments intended to serve as margin or collateral for the Subsidiary's derivatives positions. As a result, the Fund may be considered to be investing indirectly in these investments through the Subsidiary. For that reason, and for the sake of convenience, references in this Statement of Additional Information to the Fund may also include the Subsidiary. The Subsidiary has adopted compliance policies and procedures that are substantially similar to the policies and procedures adopted by the Fund. The Fund's Chief Compliance Officer oversees implementation of the Subsidiary's policies and procedures, and makes periodic reports to the Fund's Board regarding the Subsidiary's compliance with its policies and procedures.

The Subsidiary is a company organized under the laws of the Cayman Islands, whose registered office is located at the offices of Stuarts Corporate Services Ltd., P.O. Box 2510, Grand Cayman KY1-1104, Grand Cayman, Cayman Islands. The Subsidiary's affairs are overseen by its own board of directors consisting of three directors.

The Subsidiary has entered into a separate contract with the Advisor for the management of the Subsidiary's portfolio pursuant to which the Subsidiary pays the Advisor a management fee for its services. The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. The Subsidiary will bear the fees and expenses incurred in connection with the custody, transfer agency, and audit services that it receives. The Fund expects that the expenses borne by the Subsidiary will not be material in relation to the value of the Fund's assets. It is therefore expected that the Fund's investment in the Subsidiary will not result in the Fund's paying duplicative fees for similar services provided to the Fund and Subsidiary. Please refer to the section in this SAI titled "Tax Implications of Investment in Wholly-Owned Subsidiary" for information about certain tax aspects of the Fund's investment in the Subsidiary.


The following information supplements, and should be read in conjunction with, the Fund's Prospectuses.

BORROWING


The Fund may borrow money for investment purposes. Borrowing for investment purposes is one form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Because substantially all of the Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share ("NAV") of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. The Fund intends to use leverage during periods when the Advisor believes that the Fund's investment objective would be furthered.

The Fund may also borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. As required by the 1940 Act, the Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Fund is authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement. The Fund is authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings for extraordinary or emergency purposes.

CURRENCY TRANSACTIONS

FOREIGN CURRENCIES. The Fund may invest directly and indirectly in foreign currencies. Investments in foreign currencies are subject to numerous risks, not the least of which is the fluctuation of foreign currency exchange rates with respect to the U.S. Dollar. Exchange rates fluctuate for a number of reasons.

- INFLATION. Exchange rates change to reflect changes in a currency's buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

- TRADE DEFICITS. Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country's goods more expensive and less competitive and so reducing demand for its currency.

- INTEREST RATES. High interest rates may raise currency values in the short term by making such currencies more attractive to investors. However, since high interest rates are often the result of high inflation long-term results may be the opposite.

- BUDGET DEFICITS AND LOW SAVINGS RATES. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation. Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measure to cope with its deficits and debt.

- POLITICAL FACTORS. Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall is a country appears a less desirable place in which to invest and do business.

- GOVERNMENT CONTROL. Through their own buying and selling of currencies, the world's central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people's expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal. The value of the Fund's investments is calculated in U.S. Dollars each day that the New York Stock Exchange ("NYSE") is open for business. As a result, to the extent that the Fund's assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. Dollar, the Fund's NAV as expressed in U.S. Dollars (and, therefore, the value of your investment) should increase. If the U.S. Dollar appreciates relative to the other currencies, the opposite should occur. The currency-related gains and losses experienced by the Fund will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. Dollars. Gains or losses on shares of the Fund will be based on changes attributable to fluctuations in the NAV of such shares, expressed in U.S. Dollars, in relation to the original U.S. Dollar purchase price of the shares. The amount of appreciation or depreciation in the Fund's assets also will be affected by the net investment income generated by the money market instruments in which the Fund invests and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

The Fund may incur currency exchange costs when it sells instruments denominated in one currency and buys instruments denominated in another.

CURRENCY-RELATED DERIVATIVES AND OTHER FINANCIAL INSTRUMENTS. The Fund may engage in currency hedging. Currency transactions may be used in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures and options thereon, exchange listed and over-the- counter options ("OTC options") on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from an NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.


The Fund's dealings in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions ("Transaction Hedging") or portfolio positions ("Position Hedging"). Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. The Fund may enter into Transaction Hedging out of a desire to preserve the U.S. Dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. The Fund will be able to protect itself against possible losses resulting from changes in the relationship between the U.S. Dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.


Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. The Fund may use Position Hedging when the Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. Dollar. The Fund may enter into forward foreign currency contracts to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

The Fund will not enter into transactions to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in their respective portfolios that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which it expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and to buy U.S. Dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Advisor considers that the Swedish krone is linked to the euro, and the Fund holds securities denominated in krone and the Advisor believes that the value of the krone will decline against the U.S. Dollar, the Advisor may enter into a contract to sell euros and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If the Fund enters into a currency hedging transaction, the Fund will "cover" its position so as not to create a "senior security" as defined in
Section 18 of the 1940 Act.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions can result in losses to the Fund if the Fund is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges the Fund has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

The Fund may also buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options. OTC options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between the buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

The Fund may also conduct currency exchange transactions on a spot basis. Currency transactions made on a spot basis are for cash at the spot rate prevailing in the currency exchange market for buying or selling currency. The Fund will regularly enter into forward currency contracts.

The Fund may invest in a combination of forward currency contracts and U.S. Dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a "synthetic" position in the particular foreign-currency instrument whose performance the manager is trying to duplicate. For example, the combination of U.S. Dollar-denominated instruments with "long" forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the market in a particular foreign currency is small or relatively illiquid.

The Fund may invest in forward currency contracts to engage in either Transaction Hedging or Position Hedging. The Fund may use forward currency contracts for Position Hedging if consistent with its policy of trying to expose its net assets to foreign currencies. The Fund is not required to enter into forward currency contracts for hedging purposes and it is possible that the Fund may not be able to hedge against a currency devaluation that is so generally anticipated that the Fund is unable to contract to sell the currency at a price above the devaluation level it anticipates. It also is possible that, under certain circumstances, the Fund may have to limit its currency transactions to qualify as a "regulated investment company" under the U.S. Internal Revenue Code of 1986, as amended (the "Code").

The Fund does not intend to enter into forward currency contracts with a term of more than one year, or to engage in Position Hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Fund may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating it to buy, on the same maturity date, the same amount of the currency.

If the Fund engages in an offsetting transaction, they may later enter into a new forward currency contract to sell the currency. If the Fund engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency each has agreed to buy exceeds the price of the currency it has agreed to sell.

The Fund may convert their holdings of foreign currencies into U.S. Dollars from time to time, but will incur the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, and offer to buy the currency at a lower rate if the Fund tries to resell the currency to the dealer.

FOREIGN CURRENCY EXCHANGE-RELATED SECURITIES. The Fund may invest in foreign currency warrants. Foreign currency warrants such as Currency Exchange Warrants(SM) ("CEWs(SM)") are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. Dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. Dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. Dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. Dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (I.E., unless the U.S. Dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (I.E., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants.

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

The Fund may also invest in principal exchange rate linked securities ("PERLs(SM)"). PERLs(SM) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. Dollar and a particular foreign currency at or about that time. The return on "standard" PERLs(SM) is enhanced if the foreign currency to which the security is linked appreciates against the U.S. Dollar, and is adversely affected by increases in the foreign exchange value of the U.S. Dollar; "reverse" PERLs(SM) are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. Dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. Dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (I.E., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). PERLsSM may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

The Fund may invest in performance indexed paper ("PIPs(SM)"). PIPs(SM) is U.S. Dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on PIPs(SM) is established at maturity as a function of spot exchange rates between the U.S. Dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. Dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.


EQUITY SECURITIES



The Fund may invest in equity securities. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The Fund may purchase equity securities traded in the U.S. on registered exchanges or the over-the-counter market. The Fund may invest in the types of equity securities described in more detail below.


COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.



MASTER LIMITED PARTNERSHIPS ("MLPS"). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange Commission (the "SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.


The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

FIXED INCOME SECURITIES


The Fund may invest in fixed income securities. The market value of the fixed income securities in which the Fund may invest will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect the Fund's NAV. Additional information regarding fixed income securities is described below:


DURATION. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

DEBT SECURITIES. The Fund may invest in debt securities. A debt security is a security consisting of a certificate or other evidence of a debt (secured or unsecured) on which the issuing company or governmental body promises to pay the holder thereof a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate bonds, government securities, municipal securities, convertible securities, mortgage-backed securities, and asset-backed securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities. Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call/prepayment risk, inflation risk, credit risk, and (in the case of foreign securities) country risk and currency risk.

FOREIGN ISSUERS


The Fund may invest in issuers located outside the United States directly, or in financial instruments, such as structured notes or American Depositary Receipts ("ADRs"), that are indirectly linked to the performance of foreign issuers.

Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. Dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.


FUTURES AND OPTIONS TRANSACTIONS


FUTURES AND OPTIONS ON FUTURES. The Fund may use futures contracts and related options (i) for BONA FIDE hedging purposes, (ii) to attempt to offset changes in the value of securities held or expected to be acquired or be disposed of, (iii) to attempt to minimize fluctuations in foreign currencies, (iv) to attempt to gain exposure to a particular market, index or instrument, or (v) for other risk management purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). To the extent the Fund uses futures and/or options on futures, it will do so in accordance with Rule 4.5 under the Commodity Exchange Act ("CEA"). The Trust, on behalf of all of its series, including the Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool under the CEA.

The Fund may buy and sell index futures contracts with respect to any index traded on a recognized exchange or board of trade. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price, and the actual level of the stock index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract.

When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities. The Subsidiary will comply with the asset segregation requirements to the same extent as the Fund itself.

The Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.


The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. The Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Advisor's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure.

OPTIONS. The Fund may purchase and write (sell) put and call options on securities and on stock indices listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing the Fund's investment objective.

A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by the Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When the Fund writes an option on a security, on an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

The Fund may trade put and call options on securities, securities indices and currencies, as the Advisor determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations. See "Investment Restrictions."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. The Fund purchasing put and call options pays a premium; therefore if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

The Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

The Fund may purchase and write options on an exchange or over-the-counter. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.


RISKS ASSOCIATED WITH COMMODITY FUTURES CONTRACTS. The Fund may engage in transactions in commodity futures contracts. There are several additional risks associated with such transactions which are discussed below:


STORAGE. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

REINVESTMENT. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

OTHER ECONOMIC FACTORS. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Fund's investments to greater volatility than investments in traditional securities.

COMBINED POSITIONS. The Fund may purchase and write options in combination with each other. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

HYBRID INSTRUMENTS

The Fund may invest in hybrid instruments. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. Dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the NAV of the Fund.


Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Fund will only invest in commodity-linked hybrid instruments that qualify, under applicable rules of the CFTC, for an exemption from the provisions of the CEA.


Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Fund's investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.


STRUCTURED NOTES. The Fund may invest in structured notes, which are debt obligations that also contain an embedded derivative component with characteristics that adjust the obligation's risk/return profile. Generally, the performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. The Fund has the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date.


Structured notes are typically privately negotiated transactions between two or more parties. The Fund bears the risk that the issuer of the structured note will default or become bankrupt which may result in the loss of principal investment and periodic interest payments expected to be received for the duration of its investment in the structured notes.

In the case of structured notes on credit default swaps the Fund is also subject to the credit risk of the corporate credits underlying the credit default swaps. If one of the underlying corporate credits defaults, the Fund may receive the security that has defaulted, or alternatively a cash settlement may occur, and the principal investment in the structured note would be reduced by the corresponding face value of the defaulted security.

The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available. The collateral for a structured note may be one or more credit default swaps, which are subject to additional risks. See "Swap Agreements" for a description of additional risks associated with credit default swaps.


ILLIQUID SECURITIES


While the Fund does not anticipate doing so, the Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933 (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of its net assets in illiquid securities. If the percentage of the Fund's net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current SEC guidelines, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. The Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, the Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The Board of Trustees of the Trust (the "Board") has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that the Fund invests in to the Advisor.

INVESTMENT IN THE SUBSIDIARY

The Fund may invest up to 25% of its total assets in the Subsidiary, which is expected to invest primarily in commodity and financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary's derivatives positions. The Subsidiary will not be registered under the 1940 Act, but will be subject to certain of the investor protections of that Act, as noted in this SAI. The Fund, as the sole shareholder of the Subsidiary, will not have all of the protections offered to investors in registered investment companies. However, since the Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by the Advisor, it is unlikely that the Subsidiary will take action contrary to the interests of the Fund or its shareholders. The Fund's Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund's role as the sole shareholder of the Subsidiary. Also, in managing the Subsidiary's portfolio, the Advisor will be subject to the same investment restrictions and operational guidelines that apply to the management of the Fund.

Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this SAI and could negatively affect the Fund and its shareholders. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.


INVESTMENTS IN OTHER INVESTMENT COMPANIES


The Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of
Section 12(d)(1) of the 1940 Act, or any rule, regulation or order of the SEC or interpretation thereof. Generally, the Fund may invest in the securities of another investment company (the "acquired company") provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate:
(i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. The Fund may also invest in the securities of other investment companies if the Fund is part of a "master-feeder" structure or operates as a fund of funds in compliance with Sections 12(d)(1)(E), (F) and (G) and the rules thereunder. The Fund will only make such investments in conformity with the requirements of Section 817 of the Code.

If the Fund invests in, and thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the Fund bears directly in connection with the Fund's own operations.

Investment companies may include index-based investments, such as exchange-traded funds ("ETFs") that hold substantially all of their assets in securities representing a specific index. The main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. The Trust has entered into agreements with several ETFs that permit, pursuant to an SEC order, the Fund, as determined by the Advisor, to purchase shares of those ETFs beyond the Section 12(d)(1) limits described above.


LENDING OF PORTFOLIO SECURITIES

The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to the Advisor or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent. By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral.

The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

POOLED INVESTMENT VEHICLES


The Fund may invest in the securities of pooled vehicles that are not investment companies. These pooled vehicles typically hold commodities, such as gold or oil, currency, or other property that is itself not a security. If the Fund invests in, and thus, is a shareholder of, a pooled vehicle, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by the pooled vehicle, including any applicable advisory fees, in addition to both the management fees payable directly by the Fund to the Advisor and the other expenses that the Fund bears directly in connection with its own operations.


PORTFOLIO TURNOVER

In general, the Advisor manages the Fund without regard to restrictions on portfolio turnover. The use of certain derivative instruments with relatively short maturities are excluded from the calculation of portfolio turnover. Nevertheless, the use of futures contracts will ordinarily involve the payment of commissions to futures commission merchants. To the extent that the Fund uses derivatives, they will be short-term derivative instruments. As a result, the Fund's reported portfolio turnover may be low despite relatively high portfolio activity, which would, in turn, involve correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of the Fund, the higher these transaction costs borne by the Fund and its long-term shareholders generally will be. Such sales may result in the realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates) for certain taxable shareholders.


"Portfolio Turnover Rate" is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Fund invests because such contracts generally have a remaining maturity of less than one-year.


REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with financial institutions. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund's net assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS


The Fund may enter into reverse repurchase agreements as part of the Fund's investment strategy. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when it will be advantageous to the Fund. The Fund will establish a segregated account with the Trust's custodian bank in which the Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund's obligations in respect of reverse repurchase agreements.


SHORT SALES


The Fund may engage in short sales transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow or otherwise obtain the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The Fund may also use repurchase agreements to satisfy delivery obligations in short sales transactions. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund's short position. The Fund may use up to 100% of its portfolio to engage in short sale transactions and collateralize its open short positions.


SWAP AGREEMENTS


The Fund may enter into swap agreements, including, but not limited to, total return swaps, index swaps, interest rate swaps and credit default swaps. The Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.


Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.


Another form of swap agreement is a credit default swap. A credit default swap enables the Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection.


In contrast, the buyer of a credit default swap would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value of such debt obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade) by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the buyer of the credit protection would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Fund purchasing the credit protection.

The Fund may enhance income by selling credit protection or attempt to mitigate credit risk by buying protection. Credit default swaps could result in losses if the creditworthiness of an issuer or a basket of securities is not accurately evaluated.

Most swap agreements (but generally not credit default swaps) entered into by the Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation.

The Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund's illiquid investment limitations. The Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Fund is selling credit protection, the default of a third party issuer.


The Fund may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis (but generally not credit default swaps), which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. The Fund will earmark and reserve assets necessary to meet any accrued payment obligations when it is the buyer of a credit default swap. In cases where the Fund is the seller of a credit default swap, if the credit default swap provides for physical settlement, the Fund will be required to earmark and reserve the full notional amount of the credit default swap.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that the Fund is contractually obligated to make. If a swap counterparty defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Fund and its Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Advisor, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.


The use of swap agreements, including credit default swaps, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a counterparty's creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.


TRACKING ERROR


The following factors may affect the ability of the Fund to achieve correlation with the performance of its benchmark: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) fluctuations in currency exchange rates; (3) the Fund holding less than all of the securities in the benchmark and/or securities not included in the benchmark being held by the Fund; (4) an imperfect correlation between the performance of instruments held by the Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (5) bid-ask spreads (the effect of which may be increased by portfolio turnover); (6) the Fund holding instruments traded in a market that has become illiquid or disrupted; (7) Fund share prices being rounded to the nearest cent; (8) changes to the benchmark that are not disseminated in advance; or (9) the need to conform the Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements. The Fund's performance attempts to correlate highly with the movement in its underlying index over time.


U.S. GOVERNMENT SECURITIES


The Fund may enter into short transactions in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association ("Ginnie Mae"), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.


WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

The Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (I.E., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund's NAV. The Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with the Fund's custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that the Fund's NAV or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed-delivery basis.

ZERO COUPON BONDS

The Fund may invest in U.S. Treasury zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Because dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Fund may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity. Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of "Separate Trading of Registered Interest and Principal of Securities" (or "STRIPS"). While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.


DESCRIPTION OF THE BENCHMARK

INDEX DESCRIPTION. The S&P Diversified Trends Indicator(R) is a diversified, investable methodology that attempts to capture profits from trending prices in futures markets. It consists of 24 futures contracts ("components"), allocated 50% to financials (I.E., interest rates and currencies) and 50% to commodities (energy, metals, etc.). These components are grouped into 14 sectors (weighted by relative significance) which will be positioned either long or short based on their prices relative to their moving averages (energy is never short, but will go flat if a short indicator is present).

INDEX CALCULATION. Of the factors considered in determining the S&P Diversified Trends Indicator(R) components and weights, liquidity--the volume and notional size of futures contracts traded--is one of the most important. Liquidity is an indication both of the significance of a particular market and the ability to trade with minimal market impact. All the components of the indicator are consistently in the lists of top contracts traded in the U.S. Investability is another important consideration. Other liquid contracts may exist, but exceptionally large contract values (I.E., $1,000,000 per contract for Eurodollar futures) would make the cost to replicate the indicator very inefficient. Contracts are limited to those traded on U.S. exchanges to minimize any impact from major differences in trading hours, avoid currency exchange calculations, and allow for similar closing times and holiday schedules.

Weightings of the financial sectors are based on, but not directly proportional, to GDP. Instead, the financials of the countries with a GDP of greater than $3 trillion are placed into tier 1 and countries with a GDP of less than $3 trillion are placed in tier 2. Tier 1 financials are meant to be close in weight, with slight relative tilts towards those from the larger economies. Thus, the U.S.-based financials have a higher importance than the euro currency. Tier 2 markets are weighted approximately proportionate to each other, but have some adjustments for liquidity, trading significance, and potential correlation to tier 1 markets. For example, the Canadian Dollar component receives a 1% weighting due to Canada's historical economic connection with the U.S. By not weighting the financials of the largest GDP countries so high, the tier weighting approach increases diversification.

Commodity weights are based on generally known world production levels. A reasonability test is to compare weights with established commodity-specific indices, such as the Goldman Sachs Commodity Index (GSCI) and Dow Jones-AIG Commodity Index (DJ-AIG). When divided in half to match the fact that commodities are only half the weight of the S&P Diversified Trends Indicator(R), the production allocations compare fairly closely. The exception to this is the significantly higher Energy weighting in the GSCI due to strict adherence to production figures.

REBALANCING. Rebalancing is regularly scheduled. The 14 sectors are rebalanced monthly to their fixed weights. The 24 components that comprise the sectors are rebalanced at the end of each year. Rebalancing the components annually allows market actions to determine which components are relatively more important.

DATE OF THE UNDERLYING BENCHMARK'S COMMENCEMENT. The commencement date for the Benchmark was December 31, 2003.


INDEX AVAILABILITY. The Benchmark is calculated continuously and widely disseminated to major data vendors.


SPECIAL CONSIDERATIONS REGARDING THE USE OF LEVERAGED INVESTMENT STRATEGIES

LEVERAGE. The Fund will regularly invest in financial instruments that give rise to leverage as part of its principal investment strategy. While the Fund may borrow or use other forms of leverage for investment purposes, it derives its leveraged exposure primarily through the use of derivatives that give rise to leverage. Utilization of leverage involves special risks and should be considered to be speculative. Leverage exists when a fund achieves the right to a return on a capital base that exceeds the amount the fund has invested. Leverage creates the potential for greater gains to shareholders of the Fund during favorable market conditions and the risk of magnified losses during adverse market conditions. Leverage should cause higher volatility of the NAVs of the shares of the Fund. Leverage may involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires the Fund to pay interest, which would decrease the Fund's total return to shareholders. If the Fund achieves its investment objective, during adverse market conditions, shareholders should experience a loss greater than they would have incurred had the Fund not been leveraged.


INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Fund, and cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of: (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund shall not:

1. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing (such investment strategies are only limited by the Fund's ability to purchase securities or segregate assets equal to the Fund's investment). Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

2. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

3. Purchase or sell real estate, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts).

4. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry; except that, to the extent the benchmark for the Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. This limitation does not apply to investments or obligations of the U.S. government or any of its agencies or instrumentalities, or shares of investment companies.

7. Purchase or sell commodities or commodities contracts or oil, gas or mineral programs. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectuses and elsewhere in this SAI, from purchasing, selling or entering into futures contracts on commodities or commodity contracts, options on futures contracts on commodities or commodity contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of the Fund and may be changed with respect to the Fund by the Board.

The Fund may not:

1.   Invest in real estate limited partnerships.

2.   Invest in warrants.

3.   Invest in mineral leases.

4. Acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) or
     (F), if the Fund is an Essential Portfolio Fund Underlying Fund or an Alternative Strategies Allocation Fund Underlying Fund (the Rydex Essential Portfolio Funds and Rydex Alternative Strategies Allocation Fund, which are funds of funds, are described in a separate Rydex Statement of Additional Information dated August 1, 2008).

5. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by Fundamental Policy No. 1 above, or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

6. Purchase securities on margin or effect short sales, except that the Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

7. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

8. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

9. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the underlying benchmark (as that term is defined in the Fund's Prospectus), without 60 days' prior notice to shareholders.

With respect to both the fundamental and non-fundamental policies of the Fund, the foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security, except for the fundamental limitation on borrowing described in paragraph 1 above under the heading "Fundamental Policies." With respect to borrowings in accordance with the limitations set forth in paragraph 1, in the event that such asset coverage shall at any time fall below 300 per centum, the Fund must reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300 per centum within three days thereafter. The Subsidiary will also follow the Fund's fundamental and non-fundamental investment restrictions, described above, except for the non-fundamental policy set forth in paragraph 8, with respect to its investments.


BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.


In addition, the Advisor may place a combined order, often referred to as "bunching," for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Advisor and the Trust's Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances the Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Advisor believes that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund. The Advisor will effect brokerage transactions for the Subsidiary under the same provisions that apply to the brokerage transactions of the Fund, as described herein.

For the fiscal years ended March 31, 2007 and 2008, the Fund paid the following brokerage commissions:

                                                        AGGREGATE BROKERAGE     AGGREGATE BROKERAGE
                                                        COMMISSIONS DURING       COMMISSIONS DURING
FUND NAME                       FUND INCEPTION DATE   FISCAL YEAR ENDED 2007   FISCAL YEAR ENDED 2008
-----------------------------   -------------------   ----------------------   ----------------------
Managed Futures Strategy Fund         3/2/2007                $4,431                  $76,949

Differences, year to year, in the amount of brokerage commissions paid by the Fund (as disclosed in the table above) were primarily due to the fact that the Fund commenced operations on March 2, 2007 and, therefore, had less than a month of brokerage commissions to report for the fiscal year ended March 31, 2007. Changes in the amount of commissions paid by the Fund do not reflect material changes in the Fund's investment objective or strategies over these periods.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Fund's Advisor may select a broker based upon brokerage or research services provided to the Advisor. The Advisor may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act") permits the Advisor, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Advisor may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Advisor believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Advisor might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Advisor may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Advisor will be in addition to and not in lieu of the services required to be performed by the Fund's Advisor under the Advisory Agreement. Any advisory or other fees paid to the Advisor are not reduced as a result of the receipt of research services.

In some cases the Advisor may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Advisor makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Advisor faces a potential conflict of interest, but the Advisor believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to its research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Advisor with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).


For the fiscal year ended March 31, 2008, the Fund paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Advisor:

                                TOTAL DOLLAR AMOUNT OF   TOTAL DOLLAR AMOUNT OF TRANSACTIONS
                                 BROKERAGE COMMISSIONS   INVOLVING BROKERAGE COMMISSIONS FOR
FUND NAME                        FOR RESEARCH SERVICES            RESEARCH SERVICES
-----------------------------   ----------------------   -----------------------------------
Managed Futures Strategy Fund           $19,085                      $126,611,802

BROKERAGE WITH FUND AFFILIATES. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Advisor or Rydex Distributors, Inc., the distributor of the Fund's shares (the "Distributor") for a commission in conformity with the 1940 Act, the 1934 Act and the rules promulgated by the SEC. In such instances, the placement of orders with such brokers would be consistent with the Fund's objectives of obtaining best execution and would not be dependent upon the fact that the broker is an affiliate of the Fund, the Advisor or the Distributor. With respect to orders placed with the broker for execution on a securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company, or any affiliated person of such person to receive a brokerage commission from such registered company provided that such commission is fair and reasonable compared to the commission received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The members of the Board, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal years ended March 31, 2007 and 2008, the Fund did not pay any brokerage commissions to the Distributor.

SECURITIES OF "REGULAR BROKER-DEALERS." The Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. "Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust's shares. As of March 31, 2008, the Fund held the following securities of the Trust's "regular brokers or dealers":

                                                                 TOTAL $ AMOUNT OF SECURITIES OF
FUND NAME                         FULL NAME OF BROKER/DEALER     EACH REGULAR BROKER-DEALER HELD
-----------------------------   ------------------------------   -------------------------------
Managed Futures Strategy Fund    Mizuho Financial Group, Inc.              $171,455,383
                                Lehman Brothers Holdings, Inc.              $91,198,378
                                         Morgan Stanley                     $35,719,871


MANAGEMENT OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust are supervised by the Board under the laws of the State of Delaware and the 1940 Act. The Board has approved contracts, as described below, under which certain companies provide essential management services to the Trust.


MEMBERS OF THE BOARD AND OFFICERS OF THE TRUST. Set forth below are the names, ages, position with the Trust, term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust's Declaration of Trust. Unless otherwise noted, the business address of each Trustee and Officer is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

                                                                                              NUMBER OF
                              POSITION(S)                                                   PORTFOLIOS IN
                               HELD WITH                                                        FUND
                              THE TRUST,                                                       COMPLEX
 NAME, ADDRESS              TERM OF OFFICE                                                    OVERSEEN
  AND AGE OF                 AND LENGTH OF              PRINCIPAL OCCUPATION(S)              BY TRUSTEE/    OTHER DIRECTORSHIPS HELD
TRUSTEE/OFFICER               TIME SERVED                 DURING PAST 5 YEARS                  OFFICER             BY TRUSTEE
---------------            ----------------   -------------------------------------------   -------------   ------------------------
                                                          INTERESTED TRUSTEES*

Michael P. Byrum (37)      Trustee from       PADCO ADVISORS, INC.:                              158        None
                           2005 to present.   Chief Investment Officer from August 2006
                                              to present; Chief Operating Officer of
                                              PADCO Advisors, Inc., from October 2003 to
                                              May 2004; Executive Vice President from
                                              December 2002 to May 2004; President from
                                              May 2004 to

                                                                                              NUMBER OF
                              POSITION(S)                                                   PORTFOLIOS IN
                               HELD WITH                                                        FUND
                              THE TRUST,                                                       COMPLEX
 NAME, ADDRESS              TERM OF OFFICE                                                    OVERSEEN
  AND AGE OF                 AND LENGTH OF              PRINCIPAL OCCUPATION(S)              BY TRUSTEE/    OTHER DIRECTORSHIPS HELD
TRUSTEE/OFFICER               TIME SERVED                 DURING PAST 5 YEARS                  OFFICER             BY TRUSTEE
---------------            ----------------   -------------------------------------------   -------------   ------------------------
                                              present; and Secretary from December 2002
                                              to present

                                              PADCO ADVISORS II, INC.:
                                              Chief Investment Officer from August 2006
                                              to present; Chief Operating Officer of
                                              PADCO Advisors II, Inc., from December 2003
                                              to May 2004; Executive Vice President from
                                              December 2002 to May 2004; President from
                                              May 2004 to present; and Secretary from
                                              December 2002 to present

                                              RYDEX ADVISORY SERVICES:
                                              President from August 2004 to present

                                              RYDEX CAPITAL PARTNERS I, LLC:
                                              President and Secretary from October 2003
                                              to April 2007

                                              RYDEX CAPITAL PARTNERS II, LLC:
                                              President and Secretary from October 2003
                                              to April 2007

                                              RYDEX DISTRIBUTORS, INC.:
                                              Secretary from December 2001 to May 2004;
                                              Executive Vice President from December 2002
                                              to May 2004; and Chief Operating Officer
                                              from December 2003 to May 2004

                                              RYDEX FUND SERVICES, INC.:
                                              Secretary from December 2002 to present;
                                              Executive Vice President from December 2002
                                              to August 2006; and Chief Operating Officer
                                              from December 2003 to May 2004

                                              RYDEX HOLDINGS, INC.:
                                              Secretary from December 2005 to present and
                                              Executive Vice President from December 2005
                                              to August 2006

                                              ADVISOR RESEARCH CENTER, INC.:

                                                                                              NUMBER OF
                              POSITION(S)                                                   PORTFOLIOS IN
                               HELD WITH                                                        FUND
                              THE TRUST,                                                       COMPLEX
 NAME, ADDRESS              TERM OF OFFICE                                                    OVERSEEN
  AND AGE OF                 AND LENGTH OF              PRINCIPAL OCCUPATION(S)              BY TRUSTEE/    OTHER DIRECTORSHIPS HELD
TRUSTEE/OFFICER               TIME SERVED                 DURING PAST 5 YEARS                  OFFICER             BY TRUSTEE
---------------            ----------------   -------------------------------------------   -------------   ------------------------
                                              Secretary from May 2006 to present and
                                              Executive Vice President from May 2006 to
                                              August 2006

                                              RYDEX SPECIALIZED PRODUCTS, LLC:
                                              Director and Secretary from September 2005
                                              to present

Carl G. Verboncoeur (55)   Trustee from       PADCO ADVISORS, INC.:                            158          None
                           2004 to present;   Chief Executive Officer from October 2003
                           President from     to present; Executive Vice President of
                           2003 to present;   PADCO Advisors, Inc., from December 2002 to
                           Vice President     October 2003; President of PADCO Advisors,
                           from 1997 to       Inc., from October 2003 to May 2004; and
                           present; and       Treasurer from December 2002 to present
                           Treasurer from
                           1997 to 2003.

                                              PADCO ADVISORS II, INC.:
                                              Chief Executive Officer from December 2003
                                              to present; Executive Vice President of
                                              PADCO Advisors II, Inc., from December 2002
                                              to December 2003; President of PADCO
                                              Advisors II, Inc., from December 2002 to
                                              May 2004 and Treasurer from December 2003
                                              to present

                                              RYDEX CAPITAL PARTNERS I, LLC:
                                              Treasurer from October 2003 to April 2007,
                                              and Executive Vice President from October
                                              2003 to August 2006

                                              RYDEX CAPITAL PARTNERS II, LLC:
                                              Treasurer from October 2003 to April 2007,
                                              and Executive Vice President from October
                                              2003 to August 2006

                                              RYDEX ADVISORY SERVICES:
                                              Chief Executive Officer from August 2004 to
                                              present

                                              RYDEX DISTRIBUTORS, INC.:
                                              President and Chief Executive Officer from
                                              December 2003 to present; Treasurer from
                                              December 2002 to present; Executive Vice
                                              President from

                                                                                              NUMBER OF
                              POSITION(S)                                                   PORTFOLIOS IN
                               HELD WITH                                                        FUND
                              THE TRUST,                                                       COMPLEX
 NAME, ADDRESS              TERM OF OFFICE                                                    OVERSEEN
  AND AGE OF                 AND LENGTH OF              PRINCIPAL OCCUPATION(S)              BY TRUSTEE/    OTHER DIRECTORSHIPS HELD
TRUSTEE/OFFICER               TIME SERVED                 DURING PAST 5 YEARS                  OFFICER             BY TRUSTEE
---------------            ----------------   -------------------------------------------   -------------   ------------------------
                                              December 2002 to December 2003; and Vice
                                              President from December 2001 to December
                                              2002

                                              RYDEX FUND SERVICES, INC.:
                                              Chief Executive Officer from December 2003
                                              to present; President and Treasurer from
                                              December 2002 to present; and Executive
                                              Vice President from December 2001 to
                                              December 2002

                                              RYDEX HOLDINGS, INC.:
                                              Chief Executive Officer, President and
                                              Treasurer from December 2005 to present

                                              ADVISOR RESEARCH CENTER, INC.:
                                              Chief Executive Officer, President and
                                              Treasurer from May 2006 to present

                                              RYDEX SPECIALIZED PRODUCTS, LLC:
                                              Chief Executive Officer, Director and
                                              Treasurer from September 2005 to present

                                                          INDEPENDENT TRUSTEES

Corey A. Colehour (62)     Trustee from       Retired from August 2006 to present.               158        None
                           1993 to present;   President and Senior Vice President of
                           and Member of      Schield Management Company (registered
                           the Audit and      investment adviser) from 2003 to 2006
                           Governance and
                           Nominating
                           Committees from
                           1995 to present.

J. Kenneth Dalton (67)     Trustee from       Retired                                            158        None
                           1995 to present;
                           Member of the
                           Governance and
                           Nominating
                           Committee from
                           1995 to present;
                           and

                                                                                              NUMBER OF
                              POSITION(S)                                                   PORTFOLIOS IN
                               HELD WITH                                                        FUND
                              THE TRUST,                                                       COMPLEX
 NAME, ADDRESS              TERM OF OFFICE                                                    OVERSEEN
  AND AGE OF                 AND LENGTH OF              PRINCIPAL OCCUPATION(S)              BY TRUSTEE/    OTHER DIRECTORSHIPS HELD
TRUSTEE/OFFICER               TIME SERVED                 DURING PAST 5 YEARS                  OFFICER             BY TRUSTEE
---------------            ----------------   -------------------------------------------   -------------   ------------------------
                           Chairman of the
                           Audit Committee
                           from 1997 to
                           present.

John O. Demaret (68)       Trustee from       Retired                                            158        None
                           1997 to present;
                           Chairman of the
                           Board from 2006
                           to present; and
                           Member of the
                           Audit and
                           Governance and
                           Nominating
                           Committees from
                           1997 to present.

Werner E. Keller (67)      Trustee and        Founder and President of Keller Partners,          158        None
                           Member of the      LLC (registered investment adviser) from
                           Audit and          2005 to present; and Retired from 2001 to
                           Governance and     2005
                           Nominating
                           Committees from
                           2005 to present.

Thomas F. Lydon (48)       Trustee and        President of Global Trends Investments             158        None
                           Member of the      (registered investment adviser) from 1996
                           Audit and          to present
                           Governance and
                           Nominating
                           Committees from
                           2005 to present.

Patrick T. McCarville      Trustee from       Chief Executive Officer of Par Industries,         158        None
(65)                       1997 to present;   Inc., d/b/a Par Leasing from 1977 to
                           Chairman of the    present
                           Governance and
                           Nominating

                                                                                              NUMBER OF
                              POSITION(S)                                                   PORTFOLIOS IN
                               HELD WITH                                                        FUND
                              THE TRUST,                                                       COMPLEX
 NAME, ADDRESS              TERM OF OFFICE                                                    OVERSEEN
  AND AGE OF                 AND LENGTH OF              PRINCIPAL OCCUPATION(S)              BY TRUSTEE/    OTHER DIRECTORSHIPS HELD
TRUSTEE/OFFICER               TIME SERVED                 DURING PAST 5 YEARS                  OFFICER             BY TRUSTEE
---------------            ----------------   -------------------------------------------   -------------   ------------------------
                           Committee from
                           1997 to present;
                           and Member of
                           the Audit
                           Committee from
                           1997 to present.

Roger Somers (63)          Trustee from       Founder and Chief Executive Officer of             158        None
                           1993 to present;   Arrow Limousine from 1965 to present
                           and Member of
                           the Audit and
                           Governance and
                           Nominating
                           Committees from
                           1995 to present.

                                                                OFFICERS

Nick Bonos (44)            Vice President     Senior Vice President of Fund Services of          158        Not Applicable
                           and Treasurer      PADCO Advisors, Inc. from August 2006 to
                           from 2003 to       present; Senior Vice President of Rydex
                           present.           Fund Services, Inc. from December 2003 to
                                              August 2006; Vice President of Accounting,
                                              Rydex Fund Services, Inc. from 2001 to
                                              2003; and Chief Financial Officer and
                                              Manager of Rydex Specialized Products, LLC
                                              from September 2005 to present

Joanna M. Haigney (41)     Chief Compliance   Chief Compliance Officer of PADCO Advisors,        158        Not Applicable
                           Officer from       Inc. and PADCO Advisors II, Inc. from May
                           2004 to present;   2005 to present and Rydex Capital Partners
                           and Secretary      I, LLC and Rydex Capital Partners II, LLC
                           from 2000 to       from August 2006 to April 2007; Vice
                           present.           President of Compliance of PADCO Advisors,
                                              Inc. and PADCO Advisors II, Inc. from
                                              August 2006 to present; Assistant Secretary
                                              of Rydex Distributors, Inc. from December
                                              2001 to December 2003; and Vice

                                                                                              NUMBER OF
                              POSITION(S)                                                   PORTFOLIOS IN
                               HELD WITH                                                        FUND
                              THE TRUST,                                                       COMPLEX
 NAME, ADDRESS              TERM OF OFFICE                                                    OVERSEEN
  AND AGE OF                 AND LENGTH OF              PRINCIPAL OCCUPATION(S)              BY TRUSTEE/    OTHER DIRECTORSHIPS HELD
TRUSTEE/OFFICER               TIME SERVED                 DURING PAST 5 YEARS                  OFFICER             BY TRUSTEE
---------------            ----------------   -------------------------------------------   -------------   ------------------------
                                              President of Rydex Distributors, Inc. from
                                              December 2003 to May 2004 and Rydex Fund
                                              Services, Inc. from December 2001 to August
                                              2006

Joseph Arruda (41)         Assistant          Vice President of PADCO Advisors, Inc. and         158        Not Applicable
                           Treasurer from     PADCO Advisors II, Inc. from 2004 to
                           2006 to present.   present; Director of Accounting of PADCO
                                              Advisors, Inc. and PADCO Advisors II, Inc.
                                              from 2003 to 2004; Vice President of Mutual
                                              Funds, State Street Bank & Trust from 2000
                                              to 2003

Paula Billos (33)          Controller from    Director of Fund Administration of PADCO           158        Not Applicable
                           2006 to present.   Advisors, Inc. and PADCO Advisors II, Inc.
                                              from 2001 to present

* Messrs. Verboncoeur and Byrum are "interested" persons of the Trust, as that term is defined in the 1940 Act by virtue of their affiliation with the Funds' Advisor.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:


AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent trustees of the Trust. The Audit Committee operates pursuant to a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent registered public accounting firm and the Board; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, if any, reports submitted to the Committee by the Trust's service providers that are material to the Trust as a whole, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, the independent registered public accounting firm's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers serve as members of the Audit Committee. The Audit Committee met four (4) times in the most recently completed fiscal year.

GOVERNANCE AND NOMINATING COMMITTEE. The Board has a standing Governance and Nominating Committee that is composed of each of the independent trustees of the Trust. The Governance and Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Governance and Nominating Committee is to identify, recommend and nominate candidates to fill vacancies, if any, on the Trust's Board. The Governance and Nominating Committee does not currently have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the Exchange Act in conjunction with a shareholder meeting to consider the election of Board members. The Governance and Nominating Committee also reviews the compensation for the Board members. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers serve as members of the Governance and Nominating Committee. The Governance and Nominating Committee met twice during the most recently completed fiscal year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Fund and all Rydex Funds as of the end of the most recently completed calendar year. As of December 31, 2007, none of the Trustees beneficially owned shares of the Fund. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and the officers of the Trust own less than 1% of the outstanding shares of the Trust.

                                                                            AGGREGATE DOLLAR
                                                                          RANGE OF SHARES IN
                                                                               ALL RYDEX
                                                        DOLLAR RANGE OF     FUNDS OVERSEEN
        NAME                      FUND NAME             FUND SHARES (1)     BY TRUSTEE (1,2)
---------------------   -----------------------------   ---------------   ------------------
                                      INTERESTED TRUSTEES
Michael P. Byrum        Managed Futures Strategy Fund        None            Over $100,000
Carl G. Verboncoeur     Managed Futures Strategy Fund        None            Over $100,000
                                      INDEPENDENT TRUSTEES
Corey A. Colehour       Managed Futures Strategy Fund        None           $50,001-$100,000
J. Kenneth Dalton       Managed Futures Strategy Fund        None           $10,001-$50,000
John O. Demaret         Managed Futures Strategy Fund        None            Over $100,000
Thomas F. Lydon         Managed Futures Strategy Fund        None                 None
Werner E. Keller        Managed Futures Strategy Fund        None            Over $100,000
Patrick T. McCarville   Managed Futures Strategy Fund        None           $50,001-$100,000
Roger J. Somers         Managed Futures Strategy Fund        None            Over $100,000

(1)  Information provided is as of December 31, 2007.

(2) Includes Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust.

BOARD COMPENSATION. - The following table sets forth compensation paid by the Trust for the fiscal year ended March 31, 2008

                                                PENSION OR                               TOTAL
                            AGGREGATE       RETIREMENT BENEFITS   ESTIMATED ANNUAL   COMPENSATION
                        COMPENSATION FROM    ACCRUED AS PART OF     BENEFITS UPON      FROM FUND
  NAME OF TRUSTEE            TRUST           TRUST'S EXPENSES        RETIREMENT        COMPLEX *
---------------------   -----------------   -------------------   ----------------   ------------
INTERESTED TRUSTEES**
Michael P. Byrum             $     0               $0                     $0          $      0
Carl G. Verboncoeur          $     0               $0                     $0          $      0
INDEPENDENT TRUSTEES
Corey A. Colehour            $51,300               $0                     $0          $110,000
J. Kenneth Dalton            $56,100               $0                     $0          $120,000
John O. Demaret              $65,600               $0                     $0          $140,000
Werner E. Keller             $51,300               $0                     $0          $110,000
Thomas F. Lydon              $51,300               $0                     $0          $110,000
Patrick T. McCarville        $53,600               $0                     $0          $115,000
Roger J. Somers              $51,300               $0                     $0          $110,000

* Represents total compensation for service as Trustee of the Trust, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust.

** Messrs. Verboncoeur and Byrum are Interested Trustees, as that term is defined in the 1940 Act by virtue of their affiliation with the Fund's Advisor. As officers of the Advisor, they do not receive compensation from the Trust.

CODE OF ETHICS

The Board has adopted a Combined Code of Ethics (the "Code of Ethics") pursuant to Rule 17j-1 under the 1940 Act. The Advisor, Servicer and Distributor are also covered by the Code of Ethics. The Code of Ethics applies to the personal investing activities of trustees, directors, officers and certain employees ("access persons"). Rule 17j-1 and the Code of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings. The Code of Ethics is on file with the SEC, and is available to the public.

PROXY VOTING

The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI. The Board will periodically review the Fund's proxy voting record.

The Trust annually discloses its complete proxy voting record on Form N-PX. The Trust's most recent Form N-PX is available, without charge, upon request, by calling 800.820.0888 or 301.296.5100 or by writing to Rydex Series Funds at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Trust's Form N-PX is also available on the SEC's web site at www.sec.gov.

THE ADVISOR AND THE ADVISORY AGREEMENT

PADCO Advisors, Inc., 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, is a registered investment adviser and provides portfolio management services to the Fund pursuant to an advisory contract with the Trust. PADCO Advisors, Inc. was incorporated in the State of Maryland on February 5, 1993. PADCO Advisors, Inc., together with PADCO Advisors II, Inc., a registered investment adviser under common control, does business under the name Rydex Investments (the "Advisor").

On January 18, 2008, Security Benefit Corporation and Security Benefit Life Insurance Company (together, "Security Benefit") acquired Rydex Holdings, Inc., the Advisor's parent company, together with several other Rydex entities . As a result, the Advisor has undergone a change of control and is now a subsidiary of Security Benefit. Security Benefit is a financial services firm that provides a broad variety of retirement plan and other financial products to customers in the advisor, banking, education, government, institutional, and qualified plan markets.

Pursuant to an investment advisory agreement with the Advisor dated January 18, 2008 (the "Advisory Agreement"), the Advisor serves as the investment adviser for the Fund, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to direction and control by the Board and the officers of the Trust. As of July 1, 2008 NET assets under management of the Advisor and its affiliates were approximately $16.5 billion. Pursuant to the Advisory Agreement, the Fund pays the Advisor at an annual rate based on the average daily net assets as set forth below. The Subsidiary has entered into a separate contract with the Advisor for the management of the Subsidiary's portfolio. The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Advisor unless the Advisor first obtains the prior approval of the Fund's Board of Trustees for such termination.

For the fiscal years ended March 31, 2007 and March 31, 2008, the Fund paid the following advisory fees to the Advisor:

                                                       ADVISORY FEES PAID   ADVISORY FEES PAID
                                                           FOR FISCAL        FOR FISCAL YEAR
FUND NAME         FUND INCEPTION DATE   ADVISORY FEE     YEAR ENDED 2007        ENDED 2008
---------------   -------------------   ------------   ------------------   ------------------
Managed Futures
Strategy Fund         3/2/2007             0.90%             $39,487           $1,834,381

The Advisor manages the investment and the reinvestment of the assets of the Fund, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Board and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the Board members who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Fund, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

The continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Board members who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 60 days' written notice to the Advisor, or by the Advisor on 60 days' written notice to the Trust. The Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

PORTFOLIO MANAGERS

This section includes information about the Fund's portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS. Including the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:


                     REGISTERED INVESTMENT      OTHER POOLED INVESTMENT
                          COMPANIES(1,2)              VEHICLES(1)             OTHER ACCOUNTS(1)
                   -------------------------   ------------------------   ------------------------
                   NUMBER OF                   NUMBER OF                  NUMBER OF
NAME                ACCOUNTS   TOTAL ASSETS    ACCOUNTS    TOTAL ASSETS    ACCOUNTS   TOTAL ASSETS
----------------   ---------   -------------   ---------   ------------   ---------   ------------
Michael P. Byrum      141      $11.8 billion       0            N/A           1       less than $5
                                                                                         million
Michael Dellapa       141      $11.8 billion       0            N/A           7       less than $5
                                                                                         million
Ryan Harder           141      $11.8 billion       0            N/A           6       less than $5
                                                                                         million
Douglas Holmes        141      $11.8 billion       0            N/A           9       less than $5
                                                                                         million

(1)  Information provided is as of March 31, 2008.

(2) The portfolio managers manage two registered investment companies, the Rydex Series Funds Multi-Cap Core Equity Fund and Rydex Variable Trust Multi-Cap Core Equity Fund, that are subject to a performance based advisory fee. The two Funds had $40.6 million in assets under management as of March 31, 2008.

CONFLICTS OF INTEREST. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

PORTFOLIO MANAGER COMPENSATION. The Advisor compensates each portfolio manager for his management of the Fund. The portfolio managers' compensation consists of a fixed annual salary and a discretionary bonus. The amount of the discretionary bonus is determined by three components. The first component is a comparison of the portfolio manager's Fund performance, calculated on a pre-tax basis relative to a mutual fund peer's performance and/or to the performance of applicable internal or external benchmarks as measured over a one-year period. Mutual fund peers are those funds with similar investment objectives to the Fund managed by the portfolio managers. Mutual fund peers do not exist for all of the Rydex Funds. Rydex Funds that do not have a mutual fund peer available for comparison purposes will instead be compared to applicable internal or external benchmarks. An external benchmark, such as the S&P 500 Index, will be used for each Rydex Fund that seeks to track the performance of a published index. For a complete list and description of the external benchmarks used by the Fund, see "More Information About the Fund - Benchmark and Investment Methodology" in the Fund's Prospectuses. An internal benchmark, such as the inverse of the S&P 500 Index, will be used when an external benchmark is not available. The second component used to determine the discretionary bonus is based on the Advisor's overall profitability as measured by its profit margin and assets under management. The third component used to determine the discretionary bonus is based on a number of more subjective, but equally important, factors, including a portfolio manager's enhancements to existing products, creation of new products and concepts, support of sales, marketing, and client service, and contributions to the advancement of the organization as a whole.

FUND SHARES OWNED BY PORTFOLIO MANAGERS. As of the Trust's most recently completed fiscal year end, none of the portfolio managers "beneficially owned" shares of the Fund. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

THE ADMINISTRATIVE SERVICE AGREEMENT AND ACCOUNTING SERVICE AGREEMENT


General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Fund by Rydex Fund Services, Inc. (the "Servicer"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, subject to the general supervision and control of the Board and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer.

Under the service agreement, the Servicer provides the Trust and the Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and the Fund under federal and state securities laws. The Servicer also maintains the shareholder account records for the Fund, disburses dividends and distributions payable by the Fund, and produces statements with respect to account activity for the Fund and its shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to the Fund; the Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to the Fund under the service agreement.

In consideration for its services, the Servicer is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of the Fund.

For the fiscal years ended March 31, 2007 and 2008, the Fund paid the following service fees to the Servicer:

                                                 ADMINISTRATIVE SERVICE   ADMINISTRATIVE SERVICE
                                     FUND         FEES PAID FOR FISCAL     FEES PAID FOR FISCAL
FUND NAME                       INCEPTION DATE       YEAR ENDED 2007          YEAR ENDED 2008
-----------------------------   --------------   ----------------------   ----------------------
Managed Futures Strategy Fund      3/2/2007              $10,969                 $509,550

Pursuant to an Accounting Services Agreement, the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions for a fee calculated at an annual percentage rate of one-tenth of one percent (0.10%) on the first $250 million of the average daily net assets, seventy-five-thousandths of one percent (0.075%) on the next $250 million of the average daily net assets, one- twentieth of one percent (0.05%) on the next $250 million of the average daily net assets, and one- thirty-third of one percent (0.03%) on the average daily net assets over $750 million of the Fund. Certain officers and members of the Board of the Trust are also officers and directors of the Servicer.

For the fiscal years ended March 31, 2007 and 2008, the Fund paid the following accounting service fees to the Servicer:

                                                   ACCOUNTING SERVICE       ACCOUNTING SERVICE
                                     FUND         FEES PAID FOR FISCAL     FEES PAID FOR FISCAL
FUND NAME                       INCEPTION DATE       YEAR ENDED 2007          YEAR ENDED 2008
-----------------------------   --------------   ----------------------   ---------------------
Managed Futures Strategy Fund      3/2/2007            $4,387                   $197,258

DISTRIBUTION


Pursuant to a distribution agreement adopted by the Trust (the "Distribution Agreement"), the "Distributor, located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, acts as distributor for the shares of the Trust under the general supervision and control of the Board and the officers of the Trust. The Distributor is a subsidiary of Security Benefit and an affiliate of the Advisor. The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of the Fund. In addition, the Distribution Agreement permits the Distributor to receive as compensation any front-end sales load or contingent deferred sales charge collected by the Fund or other asset-based sales charges collected pursuant to any distribution or shareholder services plans adopted by the Fund on behalf of the various classes of shares. The Fund's current distribution and shareholder services plans, as well as a description of the services performed under each, are described below.

A-CLASS DISTRIBUTION PLAN - The Fund has adopted a Distribution Plan applicable to A-Class Shares (the "A-Class Plan"). Under the A-Class Plan, the Distributor, or designated service providers, may receive up to 0.25% of the Fund's assets attributable to A-Class Shares as compensation for distribution services pursuant to Rule 12b-1 under the 1940 Act.

C-CLASS DISTRIBUTION AND SHAREHOLDER SERVICING PLAN - The Fund has adopted a Distribution and Shareholder Services Plan for C-Class Shares (the "C-Class Plan"). Under the C-Class Plan, the Distributor, or designated Service Providers, may receive up to a total of 1.00% of the Fund's assets attributable to C-Class Shares as compensation for distribution and shareholder services pursuant to Rule 12b-1 under the 1940 Act. The C-Class Plan allows for payment of up to 0.75% of the Fund's assets attributable to C-Class Shares as compensation for distribution services and up to 0.25% of the Fund's assets attributable to C-Class Shares as compensation for shareholder services.

H-CLASS DISTRIBUTION PLAN AND SHAREHOLDER SERVICES PLAN - The Fund has adopted a Distribution Plan and a Shareholder Services Plan applicable to H-Class Shares (the "H-Class Plan"). Under the H-Class Plan, the Distributor, or designated Service Providers, may receive up to 0.25% of the Fund's assets attributable to

H-Class Shares as compensation for distribution services pursuant to Rule 12b-1 under the 1940 Act. The Shareholder Services Plan permits the payment of up to 0.25% of the Fund's assets attributable to H-Class Shares to designated Service Providers as compensation for providing shareholder services, which are not primarily intended to result in the sale of the shares of the Fund.

DESCRIPTION OF DISTRIBUTION AND SHAREHOLDER SERVICES - Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund "supermarkets" and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Shareholder services may include: (i) maintaining accounts relating to clients that invest in shares; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by the Service Providers; (iv) responding to inquiries from clients concerning their investment in shares; (v) assisting clients in changing dividend options, account designations and addresses; (vi) providing information periodically to clients showing their position in shares; (vii) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and (viii) processing dividend payments from the Fund on behalf of clients.

For the fiscal years ended March 31, 2008, the Fund paid the following fees pursuant to the plans described above:

                        FUND            A-CLASS             C-CLASS             H-CLASS
FUND NAME          INCEPTION DATE   (0.25% 12B-1 FEE)   (1.00% 12B-1 FEE)   (0.25% 12B-1 FEE)
---------------    --------------   -----------------   -----------------   -----------------
Managed Futures
   Strategy Fund      3/2/2007          $128,725             $161,258            $340,510

COSTS AND EXPENSES

The Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; the costs and expenses of redeeming shares of the Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, the Fund pays an equal portion of the trustee fees and expenses for attendance at Board meetings for the Board members who are not affiliated with, or interested persons of, the Advisor.

BUSINESS CONTINUITY AND DISASTER RECOVERY

The Advisor, the Distributor and the Servicer (collectively, the "Service Providers") have developed a joint Business Continuity and Disaster Recovery Program (the "Program") that is designed to minimize the disruption of normal business operations in the event of a disaster. While the Service Providers believe that the Program is comprehensive and should enable them to survive a disaster and reestablish normal business operations in a timely manner, under certain unusual or unexpected circumstances the Service Providers could be prevented or hindered from providing services to the Fund for extended periods of time. These circumstances may include, without limitation, acts of God, acts of government in its sovereign or contractual capacity, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. Under each Service Provider's agreement with the Trust, absent willful misfeasance, bad faith or gross negligence on the part of the Service Provider, or the reckless disregard of their respective obligations, the Service Provider generally will not be liable for any related losses to the Fund or to the Fund's shareholders as a result of such an occurrence.

PRINCIPAL HOLDERS OF SECURITIES


As of July 7, 2008 the following persons were the only persons who were record owners or, to the knowledge of the Trust, beneficial owners of 5% or more of the shares of the Fund.

                                PERCENTAGE OF
FUND NAME                        FUND SHARES     NAME AND ADDRESS OF BENEFICIAL OWNER
-----------------------------   -------------   --------------------------------------
Managed Futures Strategy Fund                       NATIONAL FINANCIAL SVCS. CORP.
   - H-Class                        22.30%      FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
                                                             RUSS LENNON
                                                          200 LIBERTY STREET
                                                       NEW YORK, NY 10281-9999

Managed Futures Strategy Fund                      SCHWAB SPECIAL CUSTODY ACCOUNT -
   - H-Class                        22.07%         REINV. FOR BENEFIT OF CUSTOMERS
                                                      ATTN: MUTUAL FUNDS TEAM E
                                                        101 MONTGOMERY STREET
                                                     SAN FRANCISCO, CA 94104-4122

DETERMINATION OF NET ASSET VALUE


The following information supplements and should be read in conjunction with the section in the Prospectuses entitled "Calculating Net Asset Value." The NAV of the Fund serves as the basis for the purchase and redemption price of the Fund's shares. The NAV of the Fund is calculated by dividing the market value of the Fund's investments, including the market value of the Subsidiary's investments, plus the value of the Fund's other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available for any security in the Fund's or the Subsidiary's portfolio, the security will be valued at fair value by the Advisor using methods established or ratified by the Board.

Options on securities and indices purchased by the Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter ("OTC") market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts generally are valued based upon the unrealized gain or loss on the contract determined with reference to the first price reported by established futures exchanges after the close of the Fund's pricing cycle, or alternatively, with reference to the average price at which futures are bought and sold by the Fund. Options on futures contracts generally are valued with reference to the underlying futures contract. If the market makes a limit move with respect to a particular commodity, the commodity will be valued at fair value by the Advisor using methods established or ratified by the Board.

On days when shares of the Fund have been purchased, redeemed, and/or exchanged, the portfolio securities held by the Fund which are traded on the Chicago Board of Trade (the "CBOT") are valued at the earlier of: (i) the time of the execution of the last trade of the day for the Fund in those CBOT-traded portfolio securities; (ii) the time of the close of the CBOT Evening Session; or
(iii) the last price reported by an independent pricing service before the calculation of the Fund's NAV. On days when the CBOT is closed during its usual business hours and there is no need for the Fund to execute trades on the CBOT, the value of the CBOT-traded portfolio securities held by the Fund will be the mean of the bid and asked prices for these CBOT traded portfolio securities at the open of the CBOT Evening Session.

OTC securities held by the Fund shall be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. Securities listed on the Nasdaq Global Select Market and Nasdaq Global Market may be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported. The portfolio securities of the Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the mean of the last bid and asked price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the mean between the bid and the offered quotations of such currencies against U.S. Dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Board. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by the Board. The Board has adopted fair valuation procedures for the Fund and has delegated responsibility for fair value determinations to the Fair Valuation Committee which consists of members of the Advisor and the Servicer. The members of the Fair Valuation Committee report, as necessary, to the Board regarding portfolio valuation determination. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Fund are valued at fair value.

PURCHASE AND REDEMPTION OF SHARES

MINIMUM INVESTMENT REQUIREMENTS

Any request for a redemption (including pursuant to check writing privileges) by an investor whose account balance is: (a) below the currently applicable minimum investment; or (b) would be below that minimum as a result of the redemption, will be treated as a request by the investor of a complete redemption of that account. In addition, the Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder's most recent purchase of Fund shares (unless the shareholder brings his or her account value up to the currently applicable minimum investment).

TAX CONSEQUENCES

Note that in the case of tax-qualified retirement plans, a redemption from such a plan may have adverse tax consequences. A shareholder contemplating such a redemption should consult his or her own tax adviser. Other shareholders should consider the tax consequences of any redemption.

SUSPENSION OF THE RIGHT OF REDEMPTION

The Fund may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings), or trading is restricted; (ii) for any period during which an emergency exists so that disposal of Fund investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC, by order, may permit for the protection of Fund investors. In cases where Nasdaq, the CME, Chicago Board Options Exchange ("CBOE"), CBOT, or any foreign market where the Fund's securities trade, as appropriate, is closed or trading is restricted, the Fund may ask the SEC to permit the right to redemption to be suspended. On any day that any of the securities exchanges on which the Fund's securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received. Any order received after that time will receive the next business day's NAV.

HOLIDAYS

The NYSE, the Federal Reserve Bank of New York, the Nasdaq, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays:
(i) New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and

Christmas Day; and (ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time. In addition, the U.S. Government Bond Market is closed on Columbus Day and Veterans' Day, and as of May 27, 2008, the U.S. Government Bond Market will likely close early the business day before all holidays, as recommended by the Bond Market Association.

The national Japanese holidays affecting the relevant securities markets in Japan are as follows: New Year's Day; Coming-of-Age Day; National Foundation Day; Vernal Equinox Day; Greenery Day; Constitution Memorial Day; Children's Day; Marine Day; Respect-of-the-Aged Day; Autumnal Equinox Day; Health-Sports Day; Culture Day; Labor Thanksgiving Day; and Emperor's Birthday. Although the Trust expects this same holiday schedule to be observed in the future, the Japanese exchange may modify its holiday schedule at any time.

National holidays in the various European countries will also affect the relevant European securities markets. Due to the variety of holidays in each EU country as well as Switzerland, those holidays are not listed here.

REDEMPTIONS IN-KIND

The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of the Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 under the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's NAV during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

A-CLASS SHARES - INITIAL SALES CHARGES, REDUCTIONS AND WAIVERS

INITIAL SALES CHARGES/DEALER REALLOWANCES. A-Class Shares of the Fund are sold subject to a front-end sales charge as described in the A-Class Shares Prospectus. The sales charge is used to compensate the Distributor and participating securities dealers for their expenses incurred in connection with the distribution of the Fund's shares. You may also be charged a transaction or other fee by the financial institution managing your account.

Selling dealers are normally reallowed a portion of the sales charge by the Distributor. The following table shows the amount of the front-end sales charge that is reallowed to dealers as a percentage of the offering price of A-Class Shares.

AMOUNT OF INVESTMENT                AUTHORIZED DEALER COMMISSION AS % OF OFFERING PRICE
---------------------------------   ---------------------------------------------------
Less than $100,000                                         4.00%
$100,000 but less than $250,000                            3.00%
$250,000 but less than $500,000                            2.25%
$500,000 but less than $1,000,000                          1.20%

AMOUNT OF INVESTMENT                AUTHORIZED DEALER COMMISSION AS % OF OFFERING PRICE
---------------------------------   ---------------------------------------------------
Greater than $1,000,000                                    1.00%

REDUCED SALES CHARGES. You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your securities dealer are responsible for providing sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

RIGHTS OF ACCUMULATION

You may qualify for reduced initial sales charges based upon your existing investment in shares of any Rydex Fund at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, the Distributor takes into account not only the money which is invested upon such proposed purchase, but also the value of all A-Class and C-Class Shares of the Rydex Funds that you own.

If you qualify for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if you already own qualifying A-Class or C-Class Shares of any Rydex Fund with a value of $80,000 and wish to invest an additional $40,000 in an A-Class Share of the Fund, the reduced initial sales charge of 4.75% will apply to the full $40,000 purchase and not just to the $20,000 in excess of the $100,000 breakpoint.

To qualify for obtaining the discount applicable to a particular purchase, you or your securities dealer must furnish the Servicer with a list of the account numbers and the names in which your Rydex Fund accounts are registered at the time the purchase is made.

AGGREGATING ACCOUNTS (GROUP PURCHASES)

     1. To receive a reduced sales charge on A-Class Shares, investments in any A-Class or C-Class Shares made by you, your spouse and your children under the age of 21 may be aggregated if made for your/their own account(s) and:

     - trust accounts established by the above individuals. However, if the person(s) who established the trust is/are deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

     -    solely controlled business accounts;

     -    single participant retirement plans; or

     - endowments or foundations established and controlled by you or your immediate family.

     2. Investments made by a trustee or other fiduciary for a single trust estate or fiduciary account and multiple-employee benefit plans of a single employer or affiliated employers - provided they are not aggregated with individual accounts - may also be aggregated.

     3. Similarly, investments made for participant accounts of a 403(b) plan that is treated like an employer-sponsored plan, or multiple 403(b) plans of a single employer or affiliated employers, may be aggregated. In addition, investments made for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization may be aggregated. Finally, investments made by a common trust fund or other diversified pooled accounts not specifically formed for the purpose of accumulating fund shares may be aggregated.

     SOME ACCOUNTS CANNOT BE AGGREGATED. At the request of certain investment firms, some accounts are set up as "street name" or "nominee" accounts. This means that the investment firm has sole access, and that the Fund has limited access, to the investment firm's clients' account information. Since the Servicer has little or no access to certain nominee or street name account information, these accounts generally may not be aggregated for the purpose of receiving reduced sales charges. Check with your securities dealer to determine if this applies to your account.

LETTERS OF INTENT

You may also pay reduced initial sales charges by indicating on the account application that you intend to provide a Letter of Intent ("LOI"), and then fulfilling the conditions of that LOI.

The LOI confirms the total investment in shares of the Rydex Funds that you intend to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, you indicate that you understand and agree to the terms of the LOI and that you are bound by the provisions described below:

     CALCULATING THE INITIAL SALES CHARGE:

     - Each purchase of Fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" in the Prospectus).

     - It is your responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

     - The offering price may be further reduced as described below above under "Rights of Accumulation" if the Servicer is advised of all other accounts at the time of the investment.

     - Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

     CALCULATING THE NUMBER OF SHARES TO BE PURCHASED

     - Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

     - Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

     - If you meet the original obligation at any time during the 13-month period, you may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

     - The Servicer will process necessary adjustments upon the expiration or completion date of the LOI.

     FULFILLING THE INTENDED INVESTMENT

     - By signing an LOI, you are not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, you will have to pay the increased amount of sales charge.

     - To assure compliance with the provisions of the 1940 Act, the Servicer will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to you. All shares purchased, including those escrowed, will be registered in your name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

     - If the intended investment is not completed, you will pay the Servicer the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If you do not pay such difference within 20 days of the expiration date, you irrevocably appoint the Servicer as your attorney-in-fact to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

     CANCELING THE LOI

     - If at any time before completing the LOI Program you wish to cancel the agreement, you must give written notice to the Distributor.

     - If at any time before completion the LOI Program you request the Servicer to liquidate or transfer beneficial ownership of your total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Servicer will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

SALES CHARGE WAIVERS. The A-Class Shares' initial sales charges will be waived for certain types of investors, as described in the Prospectus.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income and any distributions of net realized capital gains from the Fund will be distributed as described in the Fund's Prospectuses under "Dividends and Distributions." Normally, all such distributions of the Fund will automatically be reinvested without charge in additional shares of the Fund.

FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectuses is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

REGULATED INVESTMENT COMPANY STATUS

A fund that qualifies as a regulated investment company ("RIC") under Subchapter M of the Code will not be subject to federal income taxes on the net investment income and net realized capital gains that the fund distributes to the Fund's shareholders. The Fund will seek to qualify for treatment as a RIC under the Code. Provided that for each tax year the Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least 90% of the Fund's net investment income for such year (including, for this purpose, the excess, if any, of net realized short-term capital gains over net long-term capital losses), the Fund itself will not be subject to federal income taxes to the extent the Fund's net investment income and the Fund's net realized capital gains, if any, are distributed to the Fund's shareholders. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies or the securities of one or more qualified publicly traded partnerships (the "90% Test"). A second requirement for qualification as a RIC is that the Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year: (a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the "Asset Test"). Income from investments in precious metals and in precious minerals will not qualify as gross income from "securities" for purposes of the 90% Test.

In the event of a failure by the Fund to qualify as a RIC, the Fund would be subject to tax on its taxable income at corporate rates, and the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income. Such distributions would be eligible for the dividends received deduction for corporate shareholders, and for the lower tax rates applicable to qualified dividend income received by individual shareholders, subject to certain limitations. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had the Fund qualified as a RIC. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. If the Fund determines that it will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's NAV.

The Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for the year and 98% of its capital gain net income, plus certain other amounts. The Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax but can make no assurances that all such tax liability will be eliminated.

The Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. All or portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets)) to the extent that the fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (I.E., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States).

In order for some portion of the dividends received by the Fund's shareholders to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund's shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such (currently at a maximum rate of 15%), regardless of how long the shareholder has owned the shares. Fund shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

Shareholders who have not held Fund shares for a full year should be aware that the Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in the Fund.

If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal and state income tax purposes. In general, if you hold your shares as a capital asset, gain or loss realized will be capital in nature and will be classified as long-term or short-term, depending on the length of the time shares have been held.

The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

All or a portion of any loss realized upon the redemption of Fund shares will be disallowed to the extent that other shares in the Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares. In addition, any loss realized by a shareholder on the disposition of shares held for six months or less is treated as a long-term capital loss to the extent of any distributions of any net long-term capital gains received by the shareholder with respect to such shares.


TAX IMPLICATIONS OF INVESTMENT IN THE SUBSIDIARY

The Fund intends to invest up to 25% of its assets in the Subsidiary which is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirement under Subchapter M of the Code. The Fund has received a private letter ruling from the IRS that concludes that the income the Fund receives from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. It is expected that the Subsidiary will conduct its activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Internal Revenue Code (the "Safe Harbor") pursuant to which the Subsidiary, provided it is not a dealer in stocks, securities or commodities, may engage in the following activities without being deemed to be engaged in a U.S. trade or business: (1) trading in stocks or securities (including contracts or options to buy or sell securities) for its own account; and (2) trading, for its own account, in commodities that are "of a kind customarily dealt in on an organized commodity exchange" if the transaction is of a kind customarily consummated at such place. Thus, the Subsidiary's securities and commodities trading activities should not constitute a U.S. trade or business. However, if certain of the Subsidiary's activities were determined not to be of the type described in the Safe Harbor or if the Subsidiary's gains are attributable to investments in securities that constitute U.S. real property interests (which is not expected), then the activities of the Subsidiary may constitute a U.S. trade or business, or be taxed as such.

In general, a foreign corporation that does not conduct a U.S. trade or business is nonetheless subject to tax at a flat rate of 30 percent (or lower tax treaty rate), generally payable through withholding, on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business. There is presently no tax treaty in force between the U.S. and the Cayman Islands that would reduce this rate of withholding tax. Income subject to such a flat tax includes dividends and certain interest income. The 30 percent tax does not apply to U.S.-source capital gains (whether long-term or short-term) or to interest paid to a foreign corporation on its deposits with U.S. banks. The 30 percent tax also does not apply to interest which qualifies as "portfolio interest." The term "portfolio interest" generally includes interest (including original issue discount) on an obligation in registered form which has been issued after July 18, 1984 and with respect to which the person, who would otherwise be required to deduct and withhold the 30 percent tax, received the required statement that the beneficial owner of the obligation is not a U.S. person within the meaning of the Internal Revenue Code. Under certain circumstances, interest on bearer obligations may also be considered portfolio interest.

The Subsidiary will be wholly-owned by the Fund. A U.S. person who owns (directly, indirectly or constructively) 10 percent or more of the total combined voting power of all classes of stock of a foreign corporation is a "U.S. Shareholder" for purposes of the controlled foreign corporation ("CFC") provisions of the Internal Revenue Code. A foreign corporation is a CFC if, on any day of its taxable year, more than 50 percent of the voting power or value of its stock is owned (directly, indirectly or constructively) by "U.S. Shareholders." Because the Fund is a U.S. person that will own all of the stock of the Subsidiary, the Fund will be a "U.S. Shareholder" and the Subsidiary will be a CFC. As a "U.S. Shareholder," the Fund will be required to include in its gross income for United States federal income tax purposes all of the Subsidiary's "subpart F income" (defined, in part, below), whether or not such income is distributed by the Subsidiary. It is expected that all of the Subsidiary's income will be "subpart F income." "Subpart F income" generally includes interest, original issue discount, dividends, net gains from the disposition of stocks or securities, receipts with respect to securities loans and net payments received with respect to equity swaps and similar derivatives. "Subpart F income" also includes the excess of gains over losses from transactions (including futures, forward and similar transactions) in any commodities. The Fund's recognition of the Subsidiary's "subpart F income" will increase the Fund's tax basis in the Subsidiary. Distributions by the Subsidiary to the Fund will be tax-free, to the extent of its previously undistributed "subpart F income," and will correspondingly reduce the Fund's tax basis in the Subsidiary. "Subpart F income" is generally treated as ordinary income, regardless of the character of the Subsidiary's underlying income.

In general, each "U.S. Shareholder" is required to file IRS Form 5471 with its U.S. federal income tax (or information) returns providing information about its ownership of the CFC and the CFC. In addition, a "U.S. Shareholder" may in certain circumstances be required to report a disposition of shares in the Subsidiary by attaching IRS Form 5471 to its U.S. federal income tax (or information) return that it would normally file for the taxable year in which the disposition occurs. In general, these filing requirements will apply to investors of the Fund if the investor is a U.S. person who owns directly, indirectly or constructively (within the meaning of Sections 958(a) and (b) of the Internal Revenue Code) 10 percent or more of the total combined voting power of all classes of voting stock of a foreign corporation that is a CFC for an uninterrupted period of 30 days or more during any tax year of the foreign corporation, and who owned that stock on the last day of that year.

SPECIAL TAX CONSIDERATIONS

As described above, gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies generally are included as qualifying income in applying the 90% Test. It should be noted, however, that for purposes of the 90% Test, the Secretary of the Treasury is authorized to issue regulations that would exclude from qualifying income foreign currency gains which are not directly related to the RIC's principal business of investing in stock or securities (or options and futures with respect to stock or securities). No regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future.

Under the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (I.E., unless certain special rules apply, currencies other than the U.S. Dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss under the Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are also subject to special treatment. In general, any such gains or losses will increase or decrease the amount of the Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. Additionally, if such losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions.

One of the requirements for qualification as a RIC under Subchapter M of the Code is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income"). As described in the Prospectuses, the Fund intends to gain its exposure to the commodities markets by investing in commodity-linked derivative instruments, including swap agreements, commodity options, futures, options on futures and commodity-linked structured notes.

The status of the swap agreements and other commodity-linked derivative instruments under tests to qualify as a RIC under Subchapter M of the Code has been recently addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked swaps in which the Fund invests will not be considered qualifying income after September 30, 2006. Accordingly, the Fund currently restricts its income from commodity-linked swaps (when combined with its other investments that produce non-qualifying income) to be less than 10 percent of its gross income.

The Fund has received a private letter ruling from the Internal Revenue Service that concludes that certain commodities-linked notes held by the Fund will produce qualifying income for purposes of the RIC qualification tests. The Advisor, therefore, believes it can continue to successfully operate the Fund in a manner consistent with the Fund's current investment objective by investing in certain commodities-linked structured notes.

OPTIONS TRANSACTIONS BY THE FUND

If a call option written by the Fund expires, the amount of the premium received by the Fund for the option will be short-term capital gain to the Fund. If such an option is closed by the Fund, any gain or loss realized by the Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by the Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to the Fund depending on the Fund's holding period for the underlying security or underlying futures contract.

With respect to call options purchased by the Fund, the Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

The Fund has available to it a number of elections under the Code concerning the treatment of option transactions for tax purposes. The Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

The Fund, in its operations, also will utilize options on securities indices. Options on "broad based" securities indices are classified as "non-equity options" under the Code. Gains and losses resulting from the expiration, exercise, or closing of such non-equity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, "blended gain or loss"). In addition, any non-equity option and futures contract held by the Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

The trading strategies of the Fund involving non-equity options on stock indices may constitute "straddle" transactions. "Straddles" may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. The Fund will also have available a number of elections under the Code concerning the treatment of option transactions for tax purposes. Each such Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by the Fund.

BACK-UP WITHHOLDING

In certain cases the Fund will be required to withhold and remit to the U.S. Treasury an amount equal to the applicable back-up withholding rate applied to reportable taxable dividends and distributions, as well as the proceeds of any redemptions of Fund shares, paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder's social security number); (2) is subject to back-up withholding by the Internal Revenue Service ("IRS"); (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

OTHER ISSUES

With respect to investments in STRIPs and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, the Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to its shareholders, the Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in taxable gain or loss.

The Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of the Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment. In some states ownership of Fund shares may also be subject to state and local taxation. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investment in Government National Mortgage Association or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

PORTFOLIO HOLDINGS

The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of the Fund's Advisor, principal underwriter, or any affiliated person of the Fund, the Advisor, or the principal underwriter.

Information concerning the Fund's portfolio holdings may be disclosed in the ordinary course of business and as frequently as daily, but no earlier than one business day following the date of the information, to (i) certain personnel of those Service Providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers, and (ii) other personnel of the Advisor and other Service Providers, such as the Fund's administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Fund and/or the terms of the Fund's current registration statement. As of December 31, 2007, the Fund discloses portfolio holdings information to the following entities as part of ongoing arrangements that serve legitimate business purposes:

INDIVIDUAL/ENTITY                               FREQUENCY        TIME LAG
---------------------------------------------   ---------   -----------------
Morningstar                                      Monthly    1-5 business days
Lipper                                           Monthly    1-5 business days
Thompson Financial                              Quarterly   1-5 business days
Bloomberg                                       Quarterly   1-5 business days
Vickers Stock Research                          Quarterly   1-5 business days
Standard & Poor's                               Quarterly   1-5 business days
Institutional Shareholder Services (formerly, Weekly 1-5 business days Investor Responsibility Research Center)

The Fund's Chief Compliance Officer, or a Compliance Manager designated by the Chief Compliance Officer, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where the Fund has legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event shall the Fund, the Advisor, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund's portfolio holdings.

The Board exercises continuing oversight of the disclosure of the Fund's portfolio holdings by (1) overseeing the implementation and enforcement of the Portfolio Holdings Disclosure Policies and Procedures, the Code of Ethics, and the Protection of Non-Public Information Policies and Procedures (collectively, the portfolio holdings governing policies) by the Fund's Chief Compliance Officer and the Fund, (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies, and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. The Board and the Fund reserve the right to amend the Policies and Procedures at any time and from time to time without prior notice in their sole discretion. For purposes of the Policies and Procedures, the term "portfolio holdings" means the equity and debt securities (E.G., stocks and bonds) held by the Fund and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by the Fund.

In addition to the permitted disclosures described above, the Fund must disclose its complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC's web site at www.sec.gov.

VOTING RIGHTS

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. You receive one vote for every full Fund share owned. The Fund or class of the Fund, if applicable, will vote separately on matters relating solely to that Fund or class. All shares of the Fund are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 800.820.0888 or 301.296.5100, or by writing to the Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

REPORTING

You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of the Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

SHAREHOLDER INQUIRIES

You may visit the Trust's web site at www.rydexinvestments.com or call
800.820.0888 or 301.296.5100 to obtain information on account statements, procedures, and other related information.

COUNSEL

Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue NW, Washington, DC 20004, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 8484 Westpark Drive, McLean, Virginia 22102, serves as the independent registered public accounting firm to the Trust and the Fund. The Subsidiary has also entered into arrangements with Ernst & Young LLP to serve as the Subsidiary's independent registered public accounting firm.

CUSTODIAN

U.S. Bank, N.A. (the "Custodian"), 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Fund under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of each Fund and maintains all necessary related accounts and records. The Custodian also serves as the custodian for the Subsidiary.

FINANCIAL STATEMENTS

The Fund's financial statements for the fiscal year ended March 31, 2008, including notes thereto and the report of Ernst & Young LLP, are incorporated by reference into this SAI.

                                   APPENDIX A

                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

I. INTRODUCTION

PADCO Advisors, Inc. and PADCO Advisors II, Inc., together doing business as Rydex Investments, generally are responsible for voting proxies with respect to securities held in client accounts, including clients registered as investment companies under the Investment Company Act of 1940 ("Funds") and clients that are pension plans ("Plans") subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). This document sets forth Rydex Investments' policies and guidelines with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. Specifically, Rule 206(4)-6 requires that we:

     - Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;

     - Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and

     - Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.

II. PROXY VOTING POLICIES AND PROCEDURES

A. Proxy Voting Policies

Proxies may have economic value and, where Rydex Investments is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best long-term economic interests of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of the proxy vote. Our authority is initially established by our advisory contracts or comparable documents. Clients, however, may change their proxy voting direction at any time.

The financial interest of our clients is the primary consideration in determining how proxies should be voted. Any material conflicts of interest between Rydex Investments and our clients with respect to proxy voting are resolved in the best interests of clients, in accordance with the procedures described in Section III below.

B. Proxy Voting Procedures

Rydex Investments utilizes the services of an outside proxy voting firm, Institutional Shareholder Services ("ISS"), to act as agent for the proxy process, to maintain records on proxy votes for our clients, and to provide independent research on corporate governance, proxy and corporate responsibility issues. In the absence of contrary instructions received from Rydex Investments, ISS will vote proxies in accordance with the proxy voting guidelines (the "Guidelines") attached as SCHEDULE A hereto, as such Guidelines may be revised from time to time by Rydex Investments' portfolio management group (the "Committee"). Under its arrangement with ISS, Rydex Investments has agreed to:

     - Provide ISS with a copy of the Guidelines and to inform ISS promptly of any changes to the Guidelines;

     - Deliver to ISS, on a timely basis, all documents, information and materials necessary to enable ISS to provide the services contemplated to be performed by it on a timely and efficient basis (such as conveying to ISS a power of attorney with respect to the services to be provided hereunder and providing ISS on a timely basis with Rydex Investments' authorized stamp, proxy cards, special voting instructions, authorization letters to custodian banks and any other materials necessary for the performance by ISS of its duties);

     - Provide ISS with a data file containing portfolio information (such as account numbers, share amounts, and security identifiers such as cusip and/or sedol numbers) on a regular basis; and

     - Coordinate with ISS with respect to the classification of proxy items and for the treatment of items not clearly defined under the Guidelines.

III. RESOLVING POTENTIAL CONFLICTS OF INTEREST

The Committee is responsible for identifying potential conflicts of interest in regard to the proxy voting process. Examples of potential conflicts of interest include:

     - Managing a pension plan for a company whose management is soliciting proxies;

     - Having a material business relationship with a proponent of a proxy proposal in which this business relationship may influence how the proxy vote is cast; and

     - Rydex Investments, its employees or affiliates having a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships.

To ensure that all proxies are voted in the best interests of clients and are not the product of any potential conflict of interest, if a potential conflict of interest exists Rydex Investments will instruct ISS to vote in accordance with the established Guidelines. In the absence of established Guidelines (I.E., in instances where the Guidelines provide for a "case-by-case" review), Rydex Investments may vote a proxy regarding that proposal in any of the following manners:

     - REFER PROPOSAL TO THE CLIENT - Rydex Investments may refer the proposal to the client and obtain instructions from the client on how to vote the proxy relating to that proposal.

     - OBTAIN CLIENT RATIFICATION - If Rydex Investments is in a position to disclose the conflict to the client (I.E., such information is not confidential), Rydex Investments may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the client, and obtain the client's consent to how Rydex Investments will vote on the proposal (or otherwise obtain instructions from the client on how the proxy on the proposal should be voted).

     - USE AN INDEPENDENT THIRD PARTY FOR ALL PROPOSALS - Subject to any client imposed proxy voting policies, Rydex Investments may vote all proposals in a proxy according to the policies of an independent third party, such as ISS or a similar entity (or to have the third party vote such proxies).

     - USE AN INDEPENDENT THIRD PARTY TO VOTE THE SPECIFIC PROPOSALS THAT INVOLVE A CONFLICT - Subject to any client imposed proxy voting policies, Rydex Investments may use an independent third party (such as ISS) to recommend how the proxy for specific proposals that involve a conflict should be voted (or to have the third party vote such proxies).

IV. SECURITIES SUBJECT TO LENDING ARRANGEMENTS

For various legal or administrative reasons, Rydex Investments is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client's securities lending arrangement with the client's custodian. Rydex Investments will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, Rydex Investments may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the client's custodian for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in Rydex Investments' judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

V. SPECIAL ISSUES WITH VOTING FOREIGN PROXIES

Voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA Plan), Rydex Investments may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.

VI. ASSISTANCE WITH FORM N-PX AND PROXY VOTING RECORD

Rydex Investments shall assist its Fund clients in disclosing the following information on Form N-PX for each proxy matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which Rydex Investments, or ISS as its agent, voted on the client's behalf by providing the following information to the Fund on a regular quarterly basis within 30 days after the end of the quarter:

     (i)  The name of the issuer of the portfolio security;

     (ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

     (iii) The Council on Uniform Security Identification Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);

     (iv) The shareholder meeting date;

     (v)  A brief identification of the matter voted on;

     (vi) Whether the matter was proposed by the issuer or by a security holder;

     (vii) Whether Rydex Investments (or ISS as its agent) cast the client's vote on the matter;

     (viii) How Rydex Investments (or ISS as its agent) cast the client's vote (I.E., for or against proposal, or abstain; for or withhold regarding election of directors); and

     (ix) Whether Rydex Investments (or ISS as its agent) cast the client's vote for or against management.

VII. DISCLOSURE OF HOW TO OBTAIN VOTING INFORMATION

Rule 206(4)-6 requires Rydex Investments to disclose in response to any client request how the client can obtain information from Rydex Investments on how its securities were voted. Rydex Investments will disclose in Part II of its Form ADV that clients can obtain information on how their securities were voted by making a written request to Rydex Investments. Upon receiving a written request from a client, Rydex Investments will provide the information requested by the client within a reasonable amount of time.

Rule 206(4)-6 also requires Rydex Investments to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. Rydex Investments will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, Rydex Investments will provide a copy of this policy within a reasonable amount of time.

If approved by the client, this policy and any requested records may be provided electronically.

VIII. RECORDKEEPING

Rydex Investments shall keep the following records for a period of at least five years, the first two in an easily accessible place:

     (i)  A copy of this Policy;

     (ii) Proxy Statements received regarding client securities;

     (iii) Records of votes cast on behalf of clients;

     (iv) Any documents prepared by Rydex Investments that were material to making a decision how to vote, or that memorialized the basis for the decision; and

     (v)  Records of client requests for proxy voting information.

With respect to Rydex Investments' Fund clients, each Fund shall maintain a copy of each of the records that is related to proxy votes on behalf of the Fund by Rydex Investments. Additionally, Rydex Investments may keep Fund client records as part of Rydex Investments' records.

Rydex Investments may rely on proxy statements filed on the SEC's EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Rydex Investments that are maintained with a third party, such as ISS, provided that Rydex Investments has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

                                   SCHEDULE A
                                       TO
                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

                             PROXY VOTING GUIDELINES

     Rydex Investments believes that management is generally in the best position to make decisions that are essential to the ongoing operation of the company and which are not expected to have a major impact on the corporation and its shareholders. Accordingly, Rydex Investments will generally vote with management on "routine items" of a corporate administrative nature. Rydex Investments will generally review all "non-routine items" (I.E., those items having the potential for major economic impact on the corporation and the long-term value of its shares) on a case-by-case basis.

BOARD OF DIRECTORS
A. Director Nominees in Uncontested Elections                      Vote With Mgt.
B. Chairman and CEO is the Same Person                             Vote With Mgt.
C. Majority of Independent Directors                               Vote With Mgt.
D. Stock Ownership Requirements                                    Vote With Mgt.
E. Limit Tenure of Outside Directors                               Vote With Mgt.
F. Director and Officer Indemnification and Liability Protection   Vote With Mgt.
G. Eliminate or Restrict Charitable Contributions                  Vote With Mgt.

PROXY CONTESTS
A. Voting for Director Nominees in Contested Election              Vote With Mgt.
B. Reimburse Proxy Solicitation                                    Vote With Mgt.

AUDITORS
A. Ratifying Auditors                                              Vote With Mgt.

PROXY CONTEST DEFENSES
A. Board Structure - Classified Board                              Vote With Mgt.
B. Cumulative Voting                                               Vote With Mgt.
C. Shareholder Ability to Call Special Meetings                    Vote With Mgt.

TENDER OFFER DEFENSES
A. Submit Poison Pill for shareholder ratification                  Case-by-Case
B. Fair Price Provisions                                           Vote With Mgt.
C. Supermajority Shareholder Vote Requirement To Amend the
   Charter or Bylaws                                               Vote With Mgt.
D. Supermajority Shareholder Vote Requirement                      Vote With Mgt.

MISCELLANEOUS GOVERNANCE PROVISIONS
A. Confidential Voting                                             Vote With Mgt.
B. Equal Access                                                    Vote With Mgt.
C. Bundled Proposals                                               Vote With Mgt.

CAPITAL STRUCTURE
A. Common Stock Authorization                                      Vote With Mgt.
B. Stock Splits                                                    Vote With Mgt.
C. Reverse Stock Splits                                            Vote With Mgt.
D. Preemptive Rights                                               Vote With Mgt.
E. Share Repurchase Programs                                       Vote With Mgt.

EXECUTIVE AND DIRECTOR COMPENSATION
A. Shareholder Proposals to Limit Executive and Directors Pay       Case-by-Case
B. Shareholder Ratification of Golden and Tin Parachutes           Vote With Mgt.
C. Employee Stock Ownership Plans                                  Vote With Mgt.
D. 401(k) Employee Benefit Plans                                   Vote With Mgt.

STATE OF INCORPORATION
A. Voting on State Takeover Plans                                  Vote With Mgt.
B. Voting on Reincorporation Proposals                             Vote With Mgt.

MERGERS AND CORPORATE RESTRUCTURINGS
A. Mergers and Acquisitions                                         Case-by-Case
B. Corporate Restructuring                                         Vote With Mgt.
C. Spin-Offs                                                       Vote With Mgt.
D. Liquidations                                                    Vote With Mgt.

SOCIAL AND ENVIRONMENTAL ISSUES
A. Issues with Social/Moral Implications                           Vote With Mgt.

                       STATEMENT OF ADDITIONAL INFORMATION
                               RYDEX SERIES FUNDS

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850

                            800.820.0888 301.296.5100
                            WWW.RYDEXINVESTMENTS.COM

This Statement of Additional Information ("SAI") relates to H-Class Shares, A-Class Shares and C-Class Shares of the following portfolio (the "Fund") of Rydex Series Funds (the "Trust"):

                               MARKET NEUTRAL FUND


This SAI is not a prospectus. It should be read in conjunction with the Fund's prospectuses for the H-Class, A-Class and C-Class Shares dated August 1, 2008 (each a "Prospectus" and together, the "Prospectuses"). Capitalized terms not defined herein are defined in the Prospectuses. Copies of the Fund's Prospectuses are available, without charge, upon request to the Trust at the address listed above or by telephoning the Trust at the telephone numbers listed above.


                     The date of this SAI is August 1, 2008

                                TABLE OF CONTENTS


                                                                            PAGE
GENERAL INFORMATION ABOUT THE TRUST......................................      1
INVESTMENT POLICIES, TECHNIQUES, AND RISK FACTORS........................      1
INVESTMENT RESTRICTIONS..................................................     18
BROKERAGE ALLOCATION AND OTHER PRACTICES.................................     20
MANAGEMENT OF THE TRUST..................................................     22
DETERMINATION OF NET ASSET VALUE.........................................     34
PURCHASE AND REDEMPTION OF SHARES........................................     35
A-CLASS SHARES - INITIAL SALES CHARGES, REDUCTIONS AND WAIVERS...........     37
DIVIDENDS, DISTRIBUTIONS, AND TAXES......................................     40
OTHER INFORMATION........................................................     44
COUNSEL..................................................................     45
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............................     45
CUSTODIAN................................................................     46
APPENDIX A - RYDEX INVESTMENTS PROXY VOTING POLICIES AND PROCEDURES......    A-1

GENERAL INFORMATION ABOUT THE TRUST

The Trust, an open-end management investment company, was organized as a Delaware statutory trust on February 10, 1993. The Trust is permitted to offer separate series (I.E., funds) and different classes of shares and additional series and/or classes of shares may be created from time to time. All payments received by the Trust for shares of the Fund belong to the Fund. The Fund has its own assets and liabilities.


The Fund is an open-end management investment company. The Trust currently offers A-Class Shares, C-Class Shares and H-Class Shares of the Fund. The different classes provide for variations in certain shareholder servicing and distribution expenses and in the minimum initial investment requirement. In addition, an initial sales charge is imposed on the purchase of A-Class Shares, and a contingent deferred sales charge is imposed on the redemption of C-Class Shares. Sales charges and minimum investment requirements are described in the Prospectuses. For more information on shareholder servicing and distribution expenses, see "Dividends, Distributions, and Taxes."


INVESTMENT POLICIES, TECHNIQUES, AND RISK FACTORS

GENERAL

The Fund's investment objective and principal investment strategies are described in the Fund's Prospectuses. The investment objective of the Fund is non-fundamental and may be changed without the consent of the holders of a majority of the Fund's outstanding shares.


Portfolio management is provided to the Fund by the Trust's investment adviser, PADCO Advisors, Inc., a Maryland corporation with offices at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. PADCO Advisors, Inc. operates under the name Rydex Investments ("Rydex" or the "Advisor"). The investment strategies of the Fund discussed below and in the Prospectuses may, consistent with the Fund's investment objective and limitations, be used by the Fund if, in the opinion of the Advisor, these strategies will be advantageous to the Fund. The Fund is free to reduce or eliminate its activity with respect to any of the following investment techniques without changing its fundamental investment policies. There is no assurance that any of the Fund's strategies or any other strategies and methods of investment available to the Fund will result in the achievement of the Fund's objectives. The following information supplements, and should be read in conjunction with the Fund's Prospectuses.


BORROWING

The Fund may borrow money for investment purposes. Borrowing for investment purposes is one form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Because substantially all of the Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share ("NAV") of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. The Fund intends to use leverage during periods when the Advisor believes that the Fund's investment objective would be furthered.


The Fund may also borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. As required by the Investment Company Act of 1940 (the "1940 Act"), the Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.


In addition to the foregoing, the Fund is authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement. The Fund is authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings for extraordinary or emergency purposes.

CURRENCY TRANSACTIONS


Although the Fund does not currently expect to engage in currency hedging, the Fund may use currency transactions in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures and options thereon, exchange listed and over-the-counter options ("OTC options") on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The Fund may enter into currency transactions with counterparties that have received (or the guarantors of the obligations of that have received) a credit rating of A-1 or P-1 by S&P(R) or Moody's, respectively, or that have an equivalent rating from an NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.


The Fund's dealings in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions ("Transaction Hedging") or portfolio positions ("Position Hedging"). Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. The Fund may enter into Transaction Hedging out of a desire to preserve the U.S. Dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. The Fund will be able to protect itself against possible losses resulting from changes in the relationship between the U.S. Dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. The Fund may use Position Hedging when the Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. Dollar. The Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

The Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and to buy U.S. Dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Advisor considers that the Swedish krone is linked to the euro, the Fund holds securities denominated in krone and the Advisor believes that the value of the krone will decline against the U.S. Dollar, the Advisor may enter into a contract to sell euros and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If the Fund enters into a currency hedging transaction, the Fund will "cover" its position so as not to create a "senior security" as defined in Section 18 of the 1940 Act.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

FOREIGN CURRENCY OPTIONS. The Fund may invest in foreign currency-denominated securities and may buy or sell put and call options on foreign currencies. The Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options. OTC options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

EQUITY SECURITIES


The Fund may invest in equity securities. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The Fund may purchase equity securities traded in the U.S. on registered exchanges or the over-the-counter market. The Fund may invest in the types of equity securities described in more detail below.


o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

o SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.


o MASTER LIMITED PARTNERSHIPS ("MLPS"). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange Commission the "SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.


     The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

FIXED INCOME SECURITIES


The Fund may invest in fixed income securities. The market value of the fixed income investments in which the Fund may invest will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect the Fund's NAV. Additional information regarding fixed income securities is described below:


o DURATION. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

o VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

DEBT SECURITIES. The Fund may invest in debt securities. A debt security is a security consisting of a certificate or other evidence of a debt (secured or unsecured) on which the issuing company or governmental body promises to pay the holder thereof a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate bonds, government securities, municipal securities, convertible securities, mortgage-backed securities, and asset-backed securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities. Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call/prepayment risk, inflation risk, credit risk, and (in the case of foreign securities) country risk and currency risk.

FOREIGN CURRENCIES

The Fund will invest directly and indirectly in foreign currencies. Investments in foreign currencies are subject to numerous risks, not the least of which is the fluctuation of foreign currency exchange rates with respect to the U.S. Dollar. Exchange rates fluctuate for a number of reasons.

o INFLATION. Exchange rates change to reflect changes in a currency's buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

o TRADE DEFICITS. Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country's goods more expensive and less competitive and so reducing demand for its currency.

o INTEREST RATES. High interest rates may raise currency values in the short term by making such currencies more attractive to investors. However, since high interest rates are often the result of high inflation long-term results may be the opposite.

o BUDGET DEFICITS AND LOW SAVINGS RATES. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation. Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measure to cope with its deficits and debt.

o POLITICAL FACTORS. Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall is a country appears a less desirable place in which to invest and do business.

o GOVERNMENT CONTROL. Through their own buying and selling of currencies, the world's central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people's expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal. The value of the Fund's investments is calculated in U.S. Dollars each day that the New York Stock Exchange ("NYSE") is open for business. As a result, to the extent that the Fund's assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. Dollar, the Fund's NAV as expressed in U.S. Dollars (and, therefore, the value of your investment) should increase. If the U.S. Dollar appreciates relative to the other currencies, the opposite should occur. The currency-related gains and losses experienced by the Fund will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. Dollars. Gains or losses on shares of the Fund will be based on changes attributable to fluctuations in the NAV of such shares, expressed in U.S. Dollars, in relation to the original U.S. Dollar purchase price of the shares. The amount of appreciation or depreciation in the Fund's assets also will be affected by the net investment income generated by the money market instruments in which the Fund invests and by changes in the value of the securities that are unrelated to changes in currency exchange rates.


The Fund may incur currency exchange costs when they sell instruments denominated in one currency and buy instruments denominated in another.

FOREIGN CURRENCY EXCHANGE-RELATED SECURITIES

FOREIGN CURRENCY WARRANTS. The Fund may invest in foreign currency warrants. Foreign currency warrants such as Currency Exchange Warrants(SM) ("CEWs(SM)") are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. Dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. Dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. Dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. Dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (I.E., unless the U.S. Dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants.

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

PRINCIPAL EXCHANGE RATE LINKED SECURITIES. The Fund may invest in principal exchange rate linked securities ("PERLsSM"). PERLsSM are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. Dollar and a particular foreign currency at or about that time. The return on "standard" PERLsSM is enhanced if the foreign currency to which the security is linked appreciates against the U.S. Dollar, and is adversely affected by increases in the foreign exchange value of the U.S. Dollar; "reverse" PERLsSM are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. Dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. Dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (I.E., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). PERLsSM may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

PERFORMANCE INDEXED PAPER. The Fund may invest in performance indexed paper ("PIPsSM"). PIPsSM is U.S. Dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on PIPsSM is established at maturity as a function of spot exchange rates between the U.S. Dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. Dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

FUTURES AND OPTIONS TRANSACTIONS

FUTURES AND OPTIONS ON FUTURES. The Fund may use futures contracts and related options (i) for BONA FIDE hedging purposes, (ii) to attempt to offset changes in the value of securities held or expected to be acquired or be disposed of, (iii) to attempt to minimize fluctuations in foreign currencies, (iv) to attempt to gain exposure to a particular market, index or instrument, or (v) for other risk management purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the

Commodities Futures Trading Commission ("CFTC"). To the extent the Fund uses futures and/or options on futures, it will do so in accordance with Rule 4.5 under the Commodity Exchange Act ("CEA"). The Trust, on behalf of all of its series, including the Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

The Fund may buy and sell index futures contracts with respect to any index traded on a recognized exchange or board of trade. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

The Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. The Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Advisor's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure.

OPTIONS. The Fund may purchase and write (sell) put and call options on securities and on stock indices listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing the Fund's investment objective.

A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by the Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When the Fund writes an option on a security, on an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

The Fund may trade put and call options on securities, securities indices and currencies, as the Advisor determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations. See "Investment Restrictions."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. The Fund purchasing put and call options pays a premium; therefore if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

The Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

The Fund may purchase and write options on an exchange or over-the-counter. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

FOREIGN ISSUERS

The Fund may invest in issuers located outside the United States through American Depositary Receipts ("ADRs"), "ordinary shares," or "New York shares" issued and traded in the United States or through securities denominated in foreign currencies and traded on foreign exchanges. ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. Dollars, which protect the Fund from the foreign settlement risks described below.

Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. Dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

ILLIQUID SECURITIES


While the Fund does not anticipate doing so, the Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of its net assets in illiquid securities. If the percentage of the Fund's net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current SEC guidelines, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. The Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.


Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, the Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The Board of Trustees of the Trust (the "Board") has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that may be invested in by the Fund to the Advisor.

INVESTMENTS IN OTHER INVESTMENT COMPANIES


The Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of
Section 12(d)(1) of the 1940 Act, or any rule, regulation or order of the SEC or interpretation thereof. Generally, the Fund may invest in the securities of another investment company (the "acquired company") provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. The Fund may also invest in the securities of other investment companies if the Fund is part of a "master-feeder" structure or operates as a fund of funds in compliance with Sections 12(d)(1)(E), (F) and (G) and the rules thereunder. The Fund will only make such investments in conformity with the requirements of Section 817 of the Code.

If the Fund invests in, and thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the Fund bears directly in connection with the Fund's own operations.

Investment companies may include index-based investments, such as exchange-traded funds ("ETFs") that hold substantially all of their assets in securities representing a specific index. The main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. The Trust has entered into agreements with several ETFs that permit, pursuant to an SEC order, certain Rydex Funds, as determined by the Advisor, to purchase shares of those ETFs beyond the Section 12(d)(1) limits described above.


LENDING OF PORTFOLIO SECURITIES

The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to the Advisor or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent. By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral.

The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) the Fund may pay only reasonable
fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and
(vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

PORTFOLIO TURNOVER


In general, the Advisor manages the Fund without regard to restrictions on portfolio turnover. The use of certain derivative instruments with relatively short maturities are excluded from the calculation of portfolio turnover. The Fund's investment strategies may, however, produce relatively high portfolio turnover rates from time to time. Nevertheless, the use of futures contracts will ordinarily involve the payment of commissions to futures commission merchants. To the extent that the Fund uses derivatives, they will be short-term derivative instruments. As a result, the Fund's reported portfolio turnover may be low despite relatively high portfolio activity, which would, in turn, involve correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of the Fund, the higher these transaction costs borne by the Fund and its long-term shareholders generally will be. Such sales may result in the realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates) for certain taxable shareholders.


"Portfolio Turnover Rate" is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Fund invests since such contracts generally have a remaining maturity of less than one-year.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with financial institutions. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund's net assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS

The Fund may use reverse repurchase agreements as part of the Fund's investment strategy. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when it will be advantageous to the Fund. The Fund will establish a segregated account with the Trust's custodian bank in which the Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund's obligations in respect of reverse repurchase agreements.

SHORT SALES

The Fund also may engage in short sales transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund's short position. The Fund may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.

STOCK INDEX FUTURES CONTRACTS

The Fund may buy and sell stock index futures contracts with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

At the time the Fund purchases a futures contract, an amount of cash, U.S. Government securities or other liquid securities equal to the market value of the futures contract will be deposited in a segregated account with the Fund's custodian. When writing a futures contract, the Fund will maintain with its custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

SWAP AGREEMENTS

The Fund may enter into equity index or interest rate swap agreements. The Fund may utilize swap agreements in an attempt to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

The Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund's illiquid investment limitations. The Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

The Fund may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that the Fund is contractually obligated to make. If the swap counterparty defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Fund and its Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Advisor, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

U.S. GOVERNMENT SECURITIES

The Fund may enter into short transactions in U.S. Government securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. Government securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

The Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (I.E., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund's NAV. The Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with the Fund's custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that the Fund's NAV or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed-delivery basis.

ZERO COUPON BONDS

The Fund may invest in U.S. Treasury zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Since dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Fund may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity. Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of "Separate Trading of Registered Interest and Principal of Securities" (or "STRIPS"). While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Fund, and cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund shall not:

1. With respect to 75% of the Fund's assets: (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

2. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of a least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

3. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

4. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

5. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

7. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

8. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry; this limitation does not apply to investments or obligations of the U.S. Government, or any of its agencies or instrumentalities, or shares of investment companies.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of the Fund and may be changed with respect to the Fund by the Board subject to 60 days prior notice to shareholders.

The Fund may not:

1.   Invest in real estate limited partnerships.

2. Pledge, mortgage or hypothecate assets except to secure borrowings permitted or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

3. Purchase securities on margin or effect short sales, except that the Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

5. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

6. Acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) or
     (F), if the Fund is an Essential Portfolio Underlying Fund or an Alternative Strategies Allocation Underlying Fund.


With respect to both the fundamental and non-fundamental policies of the Fund, the foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security, except for the fundamental limitation on borrowing described in paragraph 2 above, under the heading "Fundamental Policies." With respect to borrowings in accordance with the limitations set forth in paragraph 2, in the event that such asset coverage shall at any time fall below 300 per centum, the Fund must reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300 per centum within three days thereafter.

BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Advisor may place a combined order, often referred to as "bunching," for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Advisor and the Trust's Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances a fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Advisor believes that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Fund's Advisor may select a broker based upon brokerage or research services provided to the Advisor. The Advisor may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act") permits the Advisor, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Advisor may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Advisor believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Advisor might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Advisor may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Advisor will be in addition to and not in lieu of the services required to be performed by the Fund's Advisor under the Advisory Agreement. Any advisory or other fees paid to the Advisor are not reduced as a result of the receipt of research services.

In some cases the Advisor may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Advisor makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Advisor faces a potential conflict of interest, but the Advisor believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to its research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Advisor with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BROKERAGE WITH FUND AFFILIATES. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Advisor or Rydex Distributors, Inc. (the "Distributor") for a commission in conformity with the 1940 Act, the 1934 Act and the rules promulgated by the SEC. In such instances, the placement of orders with such brokers would be consistent with the Fund's objectives of obtaining best execution and would not be dependent upon the fact that the broker is an affiliate of the Fund, the Advisor or the Distributor. With respect to orders placed with the broker for execution on a securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company, or any affiliated person of such person to receive a brokerage commission from such registered company provided that such commission is fair and reasonable compared to the commission received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The members of the Board, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.


SECURITIES OF "REGULAR BROKER-DEALERS." The Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. "Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust's shares. Because the Fund is new, as of the date of this SAI, the Fund does not have any securities of "regular brokers or dealers" to report.


MANAGEMENT OF THE TRUST


BOARD RESPONSIBILITIES. The management and affairs of the Trust are supervised by the Board under the laws of the State of Delaware and the 1940 Act. The Board has approved contracts, as described below, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD AND OFFICERS OF THE TRUST. Set forth below are the names, ages, position with the Trust, term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust's Declaration of Trust. Unless otherwise noted, the business address of each Trustee and Officer is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

----------------------------------------------------------------------------------------------------------------------------
                             POSITION(S)                                              NUMBER OF
                              HELD WITH                                           PORTFOLIOS IN FUND
                              THE TRUST,                                               COMPLEX
   NAME, ADDRESS           TERM OF OFFICE                                             OVERSEEN
    AND AGE OF              AND LENGTH OF          PRINCIPAL OCCUPATION(S)           BY TRUSTEE/        OTHER DIRECTORSHIPS
  TRUSTEE/OFFICER            TIME SERVED            DURING PAST 5 YEARS                OFFICER            HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
                                                   INTERESTED TRUSTEES*
----------------------------------------------------------------------------------------------------------------------------
Michael P. Byrum (37)   Trustee from          PADCO ADVISORS, INC.:                      158            None
                        2005 to present.      Chief  Investment
                                              Officer from August 2006 to
                                              present; Chief Operating Officer
                                              of PADCO Advisors, Inc., from
                                              October 2003 to May 2004;
                                              Executive Vice President from
                                              December 2002 to May 2004;
                                              President from May 2004 to
                                              present; and Secretary from
                                              December 2002 to present

                                              PADCO ADVISORS II, INC.:
                                              Chief Investment Officer from
                                              August 2006 to present; Chief
                                              Operating Officer of PADCO
                                              Advisors II, Inc., from December
                                              2003 to May 2004; Executive Vice
                                              President from December 2002 to
                                              May 2004; President from May 2004
                                              to present; and Secretary from
                                              December 2002 to present

                                              RYDEX ADVISORY SERVICES:
                                              President from August 2004 to
                                              present

                                              RYDEX CAPITAL PARTNERS I, LLC:
                                              President and Secretary from
                                              October 2003 to April 2007

                                              RYDEX CAPITAL PARTNERS II, LLC:
                                              President and Secretary from
                                              October 2003 to April 2007

                                              RYDEX DISTRIBUTORS, INC.:
                                              Secretary from December 2001 to
                                              May 2004; Executive Vice President
                                              from December 2002 to May 2004;
                                              and Chief Operating Officer from
                                              December 2003 to May 2004

                                              RYDEX FUND SERVICES, INC.:
                                              Secretary from December 2002 to
----------------------------------------------------------------------------------------------------------------------------

                             POSITION(S)                                              NUMBER OF
                              HELD WITH                                           PORTFOLIOS IN FUND
                              THE TRUST,                                               COMPLEX
   NAME, ADDRESS           TERM OF OFFICE                                             OVERSEEN
    AND AGE OF              AND LENGTH OF          PRINCIPAL OCCUPATION(S)           BY TRUSTEE/        OTHER DIRECTORSHIPS
  TRUSTEE/OFFICER            TIME SERVED            DURING PAST 5 YEARS                OFFICER            HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
                                              present; Executive Vice President
                                              from December 2002 to August
                                              2006; and Chief Operating Officer
                                              from December 2003 to May 2004

                                              RYDEX HOLDINGS, INC.:
                                              Secretary from December 2005 to
                                              present and Executive Vice
                                              President from December 2005 to
                                              August 2006

                                              ADVISOR RESEARCH CENTER, INC.:
                                              Secretary from May 2006 to
                                              present and Executive Vice
                                              President from May 2006 to August
                                              2006

                                              RYDEX SPECIALIZED PRODUCTS, LLC:
                                              Director and Secretary from
                                              September 2005 to present
----------------------------------------------------------------------------------------------------------------------------
Carl G.                 Trustee from 2004     PADCO ADVISORS, INC.:                      158            None
Verboncoeur (55)        to present;           Chief Executive Officer from
                        President from        October 2003 to present;
                        2003 to present;      Executive Vice President of PADCO
                        Vice President        Advisors, Inc., from December
                        from 1997 to          2002 to October 2003; President
                        present; and          of PADCO Advisors, Inc., from
                        Treasurer from        October 2003 to May 2004; and
                        1997 to 2003.         Treasurer from December 2002 to
                                              present

                                              PADCO ADVISORS II, INC.
                                              Chief Executive Officer from
                                              December 2003 to present;
                                              Executive Vice President of PADCO
                                              Advisors II, Inc., from December
                                              2002 to December 2003; President
                                              of PADCO Advisors II, Inc., from
                                              December 2002 to May 2004 and
                                              Treasurer from December 2003 to
                                              present

                                              RYDEX CAPITAL PARTNERS I, LLC:
                                              Treasurer from October 2003 to
                                              April 2007, and Executive Vice
                                              President from October 2003 to
                                              August 2006

                                              RYDEX CAPITAL PARTNERS II, LLC:
                                              Treasurer from October 2003 to
                                              April 2007, and Executive Vice
                                              President from
----------------------------------------------------------------------------------------------------------------------------

                             POSITION(S)                                              NUMBER OF
                              HELD WITH                                           PORTFOLIOS IN FUND
                              THE TRUST,                                               COMPLEX
   NAME, ADDRESS           TERM OF OFFICE                                             OVERSEEN
    AND AGE OF              AND LENGTH OF          PRINCIPAL OCCUPATION(S)           BY TRUSTEE/        OTHER DIRECTORSHIPS
  TRUSTEE/OFFICER            TIME SERVED            DURING PAST 5 YEARS                OFFICER            HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
                                              October 2003 to August 2006

                                              RYDEX ADVISORY SERVICES:
                                              Chief Executive Officer from
                                              August 2004 to present

                                              RYDEX DISTRIBUTORS, INC.:
                                              President and Chief Executive
                                              Officer from December 2003 to
                                              present; Treasurer from December
                                              2002 to present; Executive Vice
                                              President from December 2002 to
                                              December 2003; and Vice President
                                              from December 2001 to December
                                              2002

                                              RYDEX FUND SERVICES, INC.:
                                              Chief Executive Officer from
                                              December 2003 to present;
                                              President and Treasurer from
                                              December 2002 to present; and
                                              Executive Vice President from
                                              December 2001 to December 2002

                                              RYDEX HOLDINGS, INC.:
                                              Chief Executive Officer,
                                              President and Treasurer from
                                              December 2005 to present

                                              ADVISOR RESEARCH CENTER, INC.:
                                              Chief Executive Officer,
                                              President and Treasurer from May
                                              2006 to present

                                              RYDEX SPECIALIZED PRODUCTS, LLC:
                                              Chief Executive Officer, Director
                                              and Treasurer from September 2005
                                              to present
----------------------------------------------------------------------------------------------------------------------------
                                                     INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
Corey A.                Trustee from 1993     Retired from August 2006 to                158            None
Colehour (62)           to present; and       present. President and Senior
                        Member of the         Vice President of Schield
                        Audit and             Management Company (registered
                        Governance and        investment adviser) from 2003 to
                        Nominating            2006
                        Committees from
                        1995 to
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                             POSITION(S)                                              NUMBER OF
                              HELD WITH                                           PORTFOLIOS IN FUND
                              THE TRUST,                                               COMPLEX
   NAME, ADDRESS           TERM OF OFFICE                                             OVERSEEN
    AND AGE OF              AND LENGTH OF          PRINCIPAL OCCUPATION(S)           BY TRUSTEE/        OTHER DIRECTORSHIPS
  TRUSTEE/OFFICER            TIME SERVED            DURING PAST 5 YEARS                OFFICER            HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
                        present.
----------------------------------------------------------------------------------------------------------------------------
J. Kenneth Dalton       Trustee from 1995     Retired                                    158            None
(67)                    to present; Member
                        of the Governance
                        and Nominating
                        Committee from
                        1995 to present;
                        and Chairman of
                        the Audit
                        Committee from
                        1997 to present.
----------------------------------------------------------------------------------------------------------------------------
John O. Demaret (68)    Trustee from 1997     Retired                                    158            None
                        to present;
                        Chairman of the
                        Board from 2006 to
                        present; and
                        Member of the
                        Audit and
                        Governance and
                        Nominating
                        Committees from
                        1997 to present.
----------------------------------------------------------------------------------------------------------------------------
Werner E. Keller (67)   Trustee and Member    Founder and President of Keller            158            None
                        of the Audit and      Partners, LLC (registered
                        Governance and        investment adviser) from 2005 to
                        Nominating            present; and Retired from 2001 to
                        Committees from       2005
                        2005 to present.
----------------------------------------------------------------------------------------------------------------------------
Thomas F. Lydon (48)    Trustee and Member    President of Global Trends                 158            None
                        of the Audit and      Investments (registered
                        Governance and        investment adviser) from 1996
                                              to present
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                             POSITION(S)                                              NUMBER OF
                              HELD WITH                                           PORTFOLIOS IN FUND
                              THE TRUST,                                               COMPLEX
   NAME, ADDRESS           TERM OF OFFICE                                             OVERSEEN
    AND AGE OF              AND LENGTH OF          PRINCIPAL OCCUPATION(S)           BY TRUSTEE/        OTHER DIRECTORSHIPS
  TRUSTEE/OFFICER            TIME SERVED            DURING PAST 5 YEARS                OFFICER            HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
                        Nominating
                        Committees from
                        2005 to present.
----------------------------------------------------------------------------------------------------------------------------
Patrick T.              Trustee from 1997     Chief Executive Officer of Par             158            None
McCarville (65)         to present;           Industries, Inc., d/b/a Par
                        Chairman of the       Leasing from 1977 to present
                        Governance and
                        Nominating
                        Committee from
                        1997 to present;
                        and Member of the
                        Audit Committee
                        from 1997 to
                        present.
----------------------------------------------------------------------------------------------------------------------------
Roger Somers (63)       Trustee from 1993     Founder and Chief Executive                158            None
                        to present; and       Officer of Arrow Limousine from
                        Member of the         1965 to present
                        Audit and
                        Governance and
                        Nominating
                        Committees from
                        1995 to present.
----------------------------------------------------------------------------------------------------------------------------
                                                        OFFICERS
----------------------------------------------------------------------------------------------------------------------------
Nick Bonos (44)         Vice President and    Senior Vice President of Fund              158            Not Applicable
                        Treasurer from        Services of PADCO Advisors, Inc.
                        2003 to present.      from August 2006 to present;
                                              Senior Vice President of Rydex
                                              Fund Services, Inc. from December
                                              2003 to August 2006; Vice
                                              President of Accounting, Rydex
                                              Fund Services, Inc. from 2001 to
                                              2003; and Chief Financial Officer
                                              and Manager of Rydex Specialized
                                              Products, LLC from September 2005
                                              to present
----------------------------------------------------------------------------------------------------------------------------
Joanna M.               Chief                 Chief Compliance Officer of PADCO          158            Not Applicable
Haigney (41)            Compliance            Advisors, Inc. and PADCO Advisors
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                             POSITION(S)                                              NUMBER OF
                              HELD WITH                                           PORTFOLIOS IN FUND
                              THE TRUST,                                               COMPLEX
   NAME, ADDRESS           TERM OF OFFICE                                             OVERSEEN
    AND AGE OF              AND LENGTH OF          PRINCIPAL OCCUPATION(S)           BY TRUSTEE/        OTHER DIRECTORSHIPS
  TRUSTEE/OFFICER            TIME SERVED            DURING PAST 5 YEARS                OFFICER            HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
                        Officer from 2004     II, Inc. from May 2005 to present
                        to present; and       and Rydex Capital Partners I, LLC
                        Secretary from        and Rydex Capital Partners II,
                        2000 to present.      LLC from August 2006 to April
                                              2007; Vice President of
                                              Compliance of PADCO Advisors,
                                              Inc., from August 2006 to
                                              present; Assistant Secretary of
                                              Rydex Distributors, Inc. from
                                              December 2001 to December 2003;
                                              and Vice President of Rydex
                                              Distributors, Inc. from December
                                              2003 to May 2004 and Rydex Fund
                                              Services, Inc. from December 2001
                                              to August 2006
----------------------------------------------------------------------------------------------------------------------------
Joseph Arruda (41)      Assistant             Vice President of PADCO Advisors,          158            Not Applicable
                        Treasurer from        Inc. and PADCO Advisors II, Inc.
                        2006 to present.      from 2004 to present; Director of
                                              Accounting of PADCO Advisors,
                                              Inc. and PADCO Advisors II from
                                              2003 to 2004; Vice President of
                                              Mutual Funds, State Street Bank &
                                              Trust from 2000 to 2003
----------------------------------------------------------------------------------------------------------------------------
Paula Billos (33)       Controller from       Director of Fund Administration            158            Not Applicable
                        2006 to present.      of PADCO Advisors, Inc. and PADCO
                                              Advisors II, Inc. from 2001 to
                                              present
----------------------------------------------------------------------------------------------------------------------------


* Messrs. Verboncoeur and Byrum are "interested" persons of the Trust, as that term is defined in the 1940 Act by virtue of their affiliation with the Fund's Advisor.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:


     AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent trustees of the Trust. The Audit Committee operates pursuant to a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent registered public accounting firm and the Board; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, if any, reports submitted to the Committee by the Trust's service providers that are material to the Trust as a whole, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, the independent registered public accounting firm's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers serve as members of the Audit Committee. The Audit Committee met four
(4) times in the most recently completed fiscal year.

GOVERNANCE AND NOMINATING COMMITTEE. The Board has a standing Governance and Nominating Committee that is composed of each of the independent trustees of the Trust. The Governance and Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Governance and Nominating Committee is to identify, recommend and nominate candidates to fill vacancies, if any, on the Trust's Board. The Governance and Nominating Committee does not currently have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the Exchange Act in conjunction with a shareholder meeting to consider the election of Board members. The Governance and Nominating Committee also reviews the compensation for the Board members. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers serve as members of the Governance and Nominating Committee. The Governance and Nominating Committee met twice during the most recently completed fiscal year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Fund and all Rydex Funds as of the end of the most recently completed calendar year. Because the Fund has not yet commenced operations, as of December 31, 2007, none of the Trustees beneficially owned shares of the Fund. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and the officers of the Trust own less than 1% of the outstanding shares of the Trust.

---------------------------------------------------------------------------------
                                                                 AGGREGATE DOLLAR
                                                                  RANGE OF SHARES
                                                                   IN ALL RYDEX
                                               DOLLAR RANGE OF    FUNDS OVERSEEN
      NAME                    FUND NAME        FUND SHARES (1)   BY TRUSTEE (1,2)
---------------------------------------------------------------------------------
                              INTERESTED TRUSTEES
---------------------------------------------------------------------------------
Michael P. Byrum         Market Neutral Fund        None           Over $100,000
---------------------------------------------------------------------------------
Carl G. Verboncoeur      Market Neutral Fund        None           Over $100,000
---------------------------------------------------------------------------------
                              INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------
Corey A. Colehour        Market Neutral Fund        None         $50,001-$100,000
---------------------------------------------------------------------------------
J. Kenneth Dalton        Market Neutral Fund        None          $10,001-$50,000
---------------------------------------------------------------------------------
John O. Demaret          Market Neutral Fund        None           Over $100,000
---------------------------------------------------------------------------------
Thomas F. Lydon          Market Neutral Fund        None               None
---------------------------------------------------------------------------------
Werner E. Keller         Market Neutral Fund        None           Over $100,000
---------------------------------------------------------------------------------
Patrick T. McCarville    Market Neutral Fund        None         $50,001-$100,000
---------------------------------------------------------------------------------
Roger J. Somers          Market Neutral Fund        None
                        Energy Services Fund    Over $100,000      Over $100,000
---------------------------------------------------------------------------------

1    Information provided is as of December 31, 2007.

2 Includes Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust.

BOARD COMPENSATION. - The following table sets forth compensation paid by the Trust for the fiscal year ended March 31, 2008:

-------------------------------------------------------------------------------------------------------------------------
                                                    PENSION OR RETIREMENT      ESTIMATED ANNUAL
                        AGGREGATE COMPENSATION   BENEFITS ACCRUED AS PART OF    BENEFITS UPON     TOTAL COMPENSATION FROM
NAME OF TRUSTEE               FROM TRUST              TRUST'S EXPENSES            RETIREMENT           FUND COMPLEX *
-------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES**
-------------------------------------------------------------------------------------------------------------------------
Michael P. Byrum                $     0                      $0                       $0                  $      0
Carl G. Verboncoeur             $     0                      $0                       $0                  $      0
-------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------
Corey A. Colehour               $51,300                      $0                       $0                  $110,000
-------------------------------------------------------------------------------------------------------------------------
J. Kenneth Dalton               $56,100                      $0                       $0                  $120,000
-------------------------------------------------------------------------------------------------------------------------
John O. Demaret                 $65,600                      $0                       $0                  $140,000
-------------------------------------------------------------------------------------------------------------------------
Werner E. Keller                $51,300                      $0                       $0                  $110,000
-------------------------------------------------------------------------------------------------------------------------
Thomas F. Lydon                 $51,300                      $0                       $0                  $110,000
-------------------------------------------------------------------------------------------------------------------------
Patrick T. McCarville           $53,600                      $0                       $0                  $115,000
-------------------------------------------------------------------------------------------------------------------------
Roger J. Somers                 $51,300                      $0                       $0                  $110,000
-------------------------------------------------------------------------------------------------------------------------

* Represents total compensation for service as Trustee of the Trust, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust.

** Messrs. Verboncoeur and Byrum are Interested Trustees, as that term is defined in the 1940 Act by virtue of their affiliation with the Fund's Advisor. As officers of the Advisor, they do not receive compensation from the Trust.


CODE OF ETHICS

The Board has adopted a Combined Code of Ethics (the "Code of Ethics") pursuant to Rule 17j-1 under the 1940 Act. The Advisor, Servicer and Distributor are also covered by the Code of Ethics. The Code of Ethics applies to the personal investing activities of trustees, directors, officers and certain employees ("access persons"). Rule 17j-1 and the Code of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings. The Code of Ethics is on file with the SEC, and is available to the public.

PROXY VOTING

The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board will periodically review the Fund's proxy voting record.

The Trust annually discloses its complete proxy voting record on Form N-PX. The Trust's most recent Form N-PX is available, without charge, upon request, by calling 800.820.0888 or 301.296.5100 or by writing to Rydex Series Funds at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Trust's Form N-PX is also available on the SEC's web site at www.sec.gov.


THE ADVISOR AND THE ADVISORY AGREEMENT

PADCO Advisors, Inc., 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, is a registered investment adviser and provides portfolio management services to the Fund pursuant to an advisory contract with the Trust. PADCO Advisors, Inc. was incorporated in the State of Maryland on February 5, 1993. PADCO Advisors, Inc., together with PADCO Advisors II, Inc., a registered investment adviser under common control, does business under the name Rydex Investments (the "Advisor").

On January 18, 2008, Security Benefit Corporation and Security Benefit Life Insurance Company (together, "Security Benefit") acquired Rydex Holdings, Inc., the Advisor's parent company, together with several other Rydex entities. As a result, the Advisor has undergone a change of control and is now a subsidiary of Security Benefit. Security Benefit is a financial services firm that provides a broad variety of retirement plan and other financial products to customers in the advisor, banking, education, government, institutional, and qualified plan markets.

Pursuant to investment advisory agreement with the Advisor, dated January 18, 2008 (the "Advisory Agreement) the Advisor serves as the investment adviser for the Trust and provides investment advice to the Fund, in accordance with the investment objectives, policies and limitations of the Fund, and oversees the day-to-day operations of the Fund, subject to the general provision and control of the Board and the officers of the Trust. As of July 1, 2008, assets under management of the Advisor and its affiliates were approximately $16.5 billion. Pursuant to the Advisory Agreement, the Fund pays the Advisor a fixed fee of 1.15% at an annual rate based on the average daily net assets of the Fund. The Advisor, from its own resources, including profits from advisory fees received from the Fund, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

The continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Board members who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 60 days' written notice to the Advisor, or by the Advisor on 60 days' written notice to the Trust. The Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.


PORTFOLIO MANAGERS

This section includes information about the Fund's portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS. Including the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:


-------------------------------------------------------------------------------------------------------
                     REGISTERED INVESTMENT    OTHER POOLED INVESTMENT
                        COMPANIES(1,2)             VEHICLES(1)                 OTHER ACCOUNTS(1)
-------------------------------------------------------------------------------------------------------
                    NUMBER                     NUMBER                    NUMBER
                      OF                         OF                       OF
     NAME          ACCOUNTS   TOTAL ASSETS    ACCOUNTS   TOTAL ASSETS   ACCOUNTS       TOTAL ASSETS
-------------------------------------------------------------------------------------------------------
Michael P. Byrum      141     $11.8 billion       0          N/A            1      less than $5 million
-------------------------------------------------------------------------------------------------------
Michael Dellapa       141     $11.8 billion       0          N/A            7      less than $5 million
-------------------------------------------------------------------------------------------------------
Ryan Harder           141     $11.8 billion       0          N/A            6      less than $5 million
-------------------------------------------------------------------------------------------------------
Douglas Holmes        141     $11.8 billion       0          N/A            9      less than $5 million
-------------------------------------------------------------------------------------------------------

1    Information provided is as of March 31, 2008.

2 The portfolio managers manage two registered investment companies, the Rydex Series Funds Multi-Cap Core Equity Fund and Rydex Variable Trust Multi-Cap Core Equity Fund, that are subject to a performance based advisory fee. The two Funds had $40.6 million in assets under management as of March 31, 2008.


CONFLICTS OF INTEREST. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.


PORTFOLIO MANAGER COMPENSATION. The Advisor compensates each portfolio manager for his management of the Fund. The portfolio managers' compensation consists of a fixed annual salary and a discretionary bonus. The amount of the discretionary bonus is determined by three components. The first component is a comparison of the portfolio manager's Fund performance, calculated on a pre-tax basis relative to a mutual fund peer's performance and/or to the performance of applicable internal or external benchmarks as measured over a one-year period. Mutual fund peers are those funds with similar investment objectives to the Fund managed by the portfolio managers. Mutual fund peers do not exist for all of the Rydex Funds. Rydex Funds that do not have a mutual fund peer available for comparison purposes will instead be compared to applicable internal or external benchmarks. An external benchmark, such as the S&P 500 Index, will be used for each Rydex Fund that seeks to track the performance of a published index. For a complete list and description of the external benchmarks used by the Fund, see "More Information About the Fund - Investment Methodology" in the Fund's Prospectuses. An internal benchmark, such as the inverse of the S&P 500 Index, will be used when an external benchmark is not available. The second component used to determine the discretionary bonus is based on the Advisor's overall profitability as measured by its profit margin and assets under management. The third component used to determine the discretionary bonus is based on a number of more subjective, but equally important, factors, including a portfolio manager's enhancements to existing products, creation of new products and concepts, support of sales, marketing, and client service, and contributions to the advancement of the organization as a whole.

FUND SHARES OWNED BY PORTFOLIO MANAGERS. Because the Fund has not yet commenced operations, as of March 31, 2008, none of the portfolio managers beneficially owned shares of the Fund.


THE ADMINISTRATIVE SERVICE AGREEMENT AND ACCOUNTING SERVICE AGREEMENT


General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Fund by Rydex Fund Services, Inc. (the "Servicer"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, subject to the general supervision and control of the Board and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer.

Under the service agreement, the Servicer provides the Trust and the Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and the Fund under federal and state securities laws. The Servicer also maintains the shareholder account records for the Fund, disburses dividends and distributions payable by the Fund, and produces statements with respect to account activity for the Fund and the Fund's shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to the Fund; the Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to the Fund under the service agreement.

Pursuant to an Accounting Services Agreement, the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions for a fee calculated at an annual percentage rate of one-tenth of one percent (0.10%) on the first $250 million of the average daily net assets, seventy-five-thousandths of one percent (0.075%) on the next $250 million of the average daily net assets, one- twentieth of one percent (0.05%) on the next $250 million of the average daily net assets, and one- thirty-third of one percent (0.03%) on the average daily net assets over $750 million of the Fund. Certain officers and members of the Board of the Trust are also officers and directors of the Servicer.


DISTRIBUTION


Pursuant to a distribution agreement adopted by the Trust (the "Distribution Agreement"), the Distributor, located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, acts as distributor for the shares of the Trust under the general supervision and control of the Board and the officers of the Trust. The Distributor is a subsidiary of Security Benefit and an affiliate of the Advisor. The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of the Fund. In addition, the Distribution Agreement permits the Distributor to receive as compensation any front-end sales load or contingent deferred sales charge collected by the Fund or other asset-based sales charges collected pursuant to any distribution or shareholder services plans adopted by the Fund on behalf of the various classes of shares. Each of the Fund's current distribution and shareholder services plans, as well as a description of the services performed under each, are described below.


A-CLASS DISTRIBUTION PLAN - The Fund has adopted a Distribution Plan applicable to A-Class Shares (the "A-Class Plan"). Under the A-Class Plan, the Distributor, or designated Service Providers, may receive up to 0.25% of the Fund's assets attributable to A-Class Shares as compensation for distribution services pursuant to Rule 12b-1 under the 1940 Act.

C-CLASS DISTRIBUTION AND SHAREHOLDER SERVICING PLAN - The Fund has adopted a Distribution and Shareholder Services Plan for C-Class Shares (the "C-Class Plan"). Under the C-Class Plan, the Distributor, or designated Service Providers, may receive up to a total of 1.00% of the Fund's assets attributable to C-Class Shares as compensation for distribution and shareholder services pursuant to Rule 12b-1 under the 1940 Act. The C-Class Plan allows for payment of up to 0.75% of the Fund's assets attributable to C-Class Shares as compensation for distribution services and up to 0.25% of the Fund's assets attributable to C-Class Shares as compensation for shareholder services.

H-CLASS DISTRIBUTION PLAN AND SHAREHOLDER SERVICES PLAN - The Fund has adopted a Distribution Plan and a Shareholder Services Plan applicable to H-Class Shares (the "H-Class Plan"). Under the H-Class Plan, the Distributor, or designated Service Providers, may receive up to 0.25% of the Fund's assets attributable to H-Class Shares as compensation for distribution services pursuant to Rule 12b-1 under the 1940 Act. The Shareholder Services Plan permits the payment of up to 0.25% of the Fund's assets attributable to H-Class Shares to designated Service Providers as compensation for providing shareholder services, which are not primarily intended to result in the sale of the shares of the Fund.

DESCRIPTION OF DISTRIBUTION AND SHAREHOLDER SERVICES - Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund "supermarkets" and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Shareholder services may include: (i) maintaining accounts relating to clients that invest in shares; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by the Service Providers; (iv) responding to inquiries from clients concerning their investment in shares; (v) assisting clients in changing dividend options, account designations and addresses; (vi) providing information periodically to clients showing their position in shares; (vii) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and (viii) processing dividend payments from the Fund on behalf of clients.

COSTS AND EXPENSES

The Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; the costs and expenses of redeeming shares of the Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, the Fund pays an equal portion of the trustee fees and expenses for attendance at Board meetings for the Board members who are not affiliated with, or interested persons of, the Advisor.

BUSINESS CONTINUITY AND DISASTER RECOVERY

The Advisor, the Distributor and the Servicer (collectively, the "Service Providers") have developed a joint Business Continuity and Disaster Recovery Program (the "Program") that is designed to minimize the disruption of normal business operations in the event of a disaster. While the Service Providers believe that the Program is comprehensive and should enable them to survive a disaster and reestablish normal business operations in a timely manner, under certain unusual or unexpected circumstances the Service Providers could be prevented or hindered from providing services to the Fund for extended periods of time. These circumstances may include, without limitation, acts of God, acts of government in its sovereign or contractual capacity, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. Under each Service Provider's agreement with the Trust, absent willful misfeasance, bad faith or gross negligence on the part of the Service Provider, or the reckless disregard of their respective obligations, the Service Provider generally will not be liable for any related losses to the Fund or to the Fund's shareholders as a result of such an occurrence.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectuses entitled "Calculating Net Asset Value." The NAV of the Fund serves as the basis for the purchase and redemption price of the Fund's shares. The NAV of the Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value by the Advisor using methods established or ratified by the Board.

Options on securities and indices purchased by the Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter ("OTC") market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts generally are valued based upon the unrealized gain or loss on the contract determined with reference to the first price reported by established futures exchanges after the close of the Fund's pricing cycle, or alternatively, with reference to the average price at which futures are bought and sold by the Fund. Options on futures contracts generally are valued with reference to the underlying futures contract. If the market makes a limit move with respect to a particular commodity, the commodity will be valued at fair value by the Advisor using methods established or ratified by the Board.


On days when shares of the Fund have been purchased, redeemed, and/or exchanged, the portfolio securities held by the Fund which are traded on the Chicago Board of Trade (the "CBOT") are valued at the earlier of: (i) the time of the execution of the last trade of the day for the Fund in those CBOT-traded portfolio securities; (ii) the time of the close of the CBOT Evening Session; or
(iii) the last price reported by an independent pricing service before the calculation of the Fund's NAV. On days when the CBOT is closed during its usual business hours and there is no need for the Fund to execute trades on the CBOT, the value of the CBOT-traded portfolio securities held by the Fund will be the mean of the bid and asked prices for these CBOT-traded portfolio securities at the open of the CBOT Evening Session.


OTC securities held by the Fund shall be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. Securities listed on the Nasdaq National Market and Nasdaq SmallCap Market may be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported. The portfolio securities of the Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the mean of the last bid and asked price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the mean between the bid and the offered quotations of such currencies against U.S. Dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Board. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date.


Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by the Board. The Board has adopted fair valuation procedures for the Fund and has delegated responsibility for fair value determinations to the Fair Valuation Committee which consists of members of the Advisor and the Servicer. The members of the Fair Valuation Committee report, as necessary, to the Board regarding portfolio valuation determination. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Fund are valued at fair value.


PURCHASE AND REDEMPTION OF SHARES

MINIMUM INVESTMENT REQUIREMENTS

Any request for a redemption (including pursuant to check writing privileges) by an investor whose account balance is (a) below the currently applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request by the investor of a complete redemption of that account. In addition, the Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder's most recent purchase of Fund shares (unless the shareholder brings his or her account value up to the currently applicable minimum investment).

TAX CONSEQUENCES

Note that in the case of tax-qualified retirement plans, a redemption from such a plan may have adverse tax consequences. A shareholder contemplating such a redemption should consult his or her own tax adviser. Other shareholders should consider the tax consequences of any redemption.

SUSPENSION OF THE RIGHT OF REDEMPTION

The Fund may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings), or trading is restricted; (ii) for any period during which an emergency exists so that disposal of Fund investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC, by order, may permit for the protection of Fund investors. In cases where Nasdaq, the CME, Chicago Board Options Exchange ("CBOE"), CBOT, or any foreign market where the Fund's securities trade, as appropriate, is closed or trading is restricted, the Fund may ask the SEC to permit the right to redemption to be suspended. On any day that any of the securities exchanges on which the Fund's securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received. Any order received after that time will receive the next business day's NAV.

HOLIDAYS


The NYSE, the Federal Reserve Bank of New York, the Nasdaq, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays:
(i) New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day; and (ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time. In addition, the U.S. Government Bond Market is closed on Columbus Day and Veterans' Day, and as of May

27, 2008, the U.S. Government Bond Market will likely close early the business day before all holidays, as recommended by the Bond Market Association.


The national Japanese holidays affecting the relevant securities markets in Japan are as follows: New Year's Day; Coming-of-Age Day; National Foundation Day; Vernal Equinox Day; Greenery Day; Constitution Memorial Day; Children's Day; Marine Day; Respect-of-the-Aged Day; Autumnal Equinox Day; Health-Sports Day; Culture Day; Labor Thanksgiving Day; and Emperor's Birthday. Although the Trust expects this same holiday schedule to be observed in the future, the Japanese exchange may modify its holiday schedule at any time.

National holidays in the various European countries will also affect the relevant European securities markets. Due to the variety of holidays in each EU country as well as Switzerland, those holidays are not listed here.

REDEMPTIONS IN-KIND


The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of the Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 under the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's NAV during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.


A-CLASS SHARES - INITIAL SALES CHARGES, REDUCTIONS AND WAIVERS

INITIAL SALES CHARGES/DEALER REALLOWANCES. A-Class Shares of the Fund are sold subject to a front-end sales charge as described in the Fund's A-Class Shares Prospectus. The sales charge is used to compensate the Distributor and participating securities dealers for their expenses incurred in connection with the distribution of the Fund's shares. You may also be charged a transaction or other fee by the financial institution managing your account.

Selling dealers are normally reallowed a portion of the sales charge by the Distributor. The following table shows the amount of the front-end sales charge that is reallowed to dealers as a percentage of the offering price of A-Class Shares.

AMOUNT OF INVESTMENT                AUTHORIZED DEALER COMMISSION AS % OF OFFERING PRICE
---------------------------------------------------------------------------------------
Less than $100,000                                         4.00%
---------------------------------------------------------------------------------------
$100,000 but less than $250,000                            3.00%
---------------------------------------------------------------------------------------
$250,000 but less than $500,000                            2.25%
---------------------------------------------------------------------------------------
$500,000 but less than $1,000,000                          1.20%
---------------------------------------------------------------------------------------
Greater than $1,000,000                                    1.00%
---------------------------------------------------------------------------------------

REDUCED SALES CHARGES. You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your securities dealer are responsible for providing sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

RIGHTS OF ACCUMULATION


You may qualify for reduced initial sales charges based upon your existing investment in shares of any Rydex Fund at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, the Distributor takes into account not only the money which is invested upon such proposed purchase, but also the value of all A-Class and C-Class shares of the Rydex Funds that you own.


If you qualify for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if you already own qualifying A-Class or C-Class Shares of any Rydex Fund with a value of $80,000 and wish to invest an additional $40,000 in an A-Class Share of the Fund, the reduced initial sales charge of 4.75% will apply to the full $40,000 purchase and not just to the $20,000 in excess of the $100,000 breakpoint.

To qualify for obtaining the discount applicable to a particular purchase, you or your securities dealer must furnish the Servicer with a list of the account numbers and the names in which your Rydex Fund accounts are registered at the time the purchase is made.

          AGGREGATING ACCOUNTS (GROUP PURCHASES)

          1. To receive a reduced sales charge on A-Class Shares, investments in any A-Class or C-Class shares (other than A-Class Shares of the U.S. Government Money Market Fund, as discussed in its Prospectus) made by you, your spouse and your children under the age of 21 may be aggregated if made for your/their own account(s) and:

o trust accounts established by the above individuals. However, if the person(s) who established the trust is/are deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

o    solely controlled business accounts;

o    single participant retirement plans; or

o endowments or foundations established and controlled by you or your immediate family.

          2. Investments made by a trustee or other fiduciary for a single trust estate or fiduciary account and multiple-employee benefit plans of a single employer or affiliated employers - provided they are not aggregated with individual accounts - may also be aggregated.

          3. Similarly, investments made for participant accounts of a 403(b) plan that is treated like an employer-sponsored plan, or multiple 403(b) plans of a single employer or affiliated employers, may be aggregated. In addition, investments made for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization may be aggregated. Finally, investments made by a common trust fund or other diversified pooled accounts not specifically formed for the purpose of accumulating fund shares may be aggregated.

          SOME ACCOUNTS CANNOT BE AGGREGATED. At the request of certain investment firms, some accounts are set up as "street name" or "nominee" accounts. This means that the investment firm has sole access, and that the Fund has limited access, to the investment firm's clients' account information. Since the Servicer has little or no access to certain nominee or street name account information, these accounts generally may not be aggregated for the purpose of receiving reduced sales charges. Check with your securities dealer to determine if this applies to your account.

LETTERS OF INTENT

You may also pay reduced initial sales charges by indicating on the account application that you intend to provide a Letter of Intent ("LOI"), and then fulfilling the conditions of that LOI.

The LOI confirms the total investment in shares of the Rydex Funds that you intend to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, you indicate that you understand and agree to the terms of the LOI and that you are bound by the provisions described below:

          CALCULATING THE INITIAL SALES CHARGE:

o Each purchase of Fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" in the Prospectus).

o It is your responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

o The offering price may be further reduced as described below above under "Rights of Accumulation" if the Servicer is advised of all other accounts at the time of the investment.

o Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

          CALCULATING THE NUMBER OF SHARES TO BE PURCHASED

o Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

o Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

o If you meet the original obligation at any time during the 13-month period, you may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

o The Servicer will process necessary adjustments upon the expiration or completion date of the LOI.

          FULFILLING THE INTENDED INVESTMENT

o By signing an LOI, you are not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, you will have to pay the increased amount of sales charge.

o To assure compliance with the provisions of the 1940 Act, the Servicer will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to you. All shares purchased, including those escrowed, will be registered in your name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

o If the intended investment is not completed, you will pay the Servicer the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If you do not pay such difference within 20 days of the expiration date, you irrevocably appoint the Servicer as your attorney-in-fact to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

          CANCELING THE LOI

o If at any time before completing the LOI Program you wish to cancel the agreement, you must give written notice to the Distributor.

o If at any time before completion the LOI Program you request the Servicer to liquidate or transfer beneficial ownership of your total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Servicer will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

SALES CHARGE WAIVERS. The A-Class Shares' initial sales charges will be waived for certain types of investors, as described in the Prospectus.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income and any distributions of net realized capital gains from the Fund will be distributed as described in the Fund's Prospectuses under "Dividends and Distributions." Normally, all such distributions of the Fund will automatically be reinvested without charge in additional shares of the same Fund.

FEDERAL INCOME TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectuses is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended, (the "Code") and the regulations issued thereunder as in effect on the date of this

SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

REGULATED INVESTMENT COMPANY STATUS

A fund that qualifies as a regulated investment company ("RIC") under Subchapter M of the Code will not be subject to federal income taxes on the net investment income and net realized capital gains that the fund distributes to the Fund's shareholders. The Fund will seek to qualify for treatment as a regulated investment RIC under the Code. Provided that for each tax year the Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least 90% of the Fund's net investment income for such year (including, for this purpose, the excess, if any, of net realized short-term capital gains over net long-term capital losses), the Fund itself will not be subject to federal income taxes to the extent the Fund's net investment income and the Fund's net realized capital gains, if any, are distributed to the Fund's shareholders. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies or the securities of one or more qualified publicly traded partnerships (the "90% Test"). A second requirement for qualification as a RIC is that the Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year: (a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the "Asset Test"). Income from investments in precious metals and in precious minerals will not qualify as gross income from "securities" for purposes of the 90% Test.

In the event of a failure by the Fund to qualify as a RIC, the Fund would be subject to tax on its taxable income at corporate rates, and the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income. Such distributions would be eligible for the dividends received deduction for corporate shareholders, and for the lower tax rates applicable to qualified dividend income received by individual shareholders, subject to certain limitations. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had the Fund qualified as a RIC. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. If the Fund determines that it will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's NAV.

The Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for the year and 98% of its capital gain net income, plus certain other amounts. The Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax but can make no assurances that all such tax liability will be eliminated.


The Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. All or a portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets)) to the extent that the Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (I.E., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States).


In order for some portion of the dividends received by the Fund's shareholders to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund's shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such (currently at a maximum rate of 15%), regardless of how long the shareholder has owned the shares. Fund shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

Shareholders who have not held Fund shares for a full year should be aware that the Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in the Fund.

If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal and state income tax purposes. In general, if you hold your shares as a capital asset, gain or loss realized will be capital in nature and will be classified as long-term or short-term, depending on the length of the time shares have been held.

The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

All or a portion of any loss realized upon the redemption of Fund shares will be disallowed to the extent that other shares in the Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares. In addition, any loss realized by a shareholder on the disposition of shares held for six months or less is treated as a long-term capital loss to the extent of any distributions of any net long-term capital gains received by the shareholder with respect to such shares.

SPECIAL TAX CONSIDERATIONS


FOREIGN CURRENCY TRANSACTIONS. In general, gains from "foreign currencies" and from foreign currency options, foreign currency futures, and forward foreign exchange contracts ("forward contracts") relating to investments in stock, securities, or foreign currencies will be qualifying income for purposes of determining whether the Fund qualifies as a RIC. It is currently unclear, however, whether certain foreign currency instruments will be treated as securities and who will be treated as the issuer of a foreign currency instrument for purposes of the RIC diversification requirements applicable to the Fund.


Under the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (I.E., unless certain special rules apply, currencies other than the U.S. Dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss under the Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are also subject to special treatment. In general, any such gains or losses will increase or decrease the amount of the Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. Additionally, if such losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions.

OPTIONS TRANSACTIONS BY THE FUND

If a call option written by the Fund expires, the amount of the premium received by the Fund for the option will be short-term capital gain to the Fund. If such an option is closed by the Fund, any gain or loss realized by the Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by the Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to the Fund depending on the Fund's holding period for the underlying security or underlying futures contract.

With respect to call options purchased by the Fund, the Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

The Fund has available to it a number of elections under the Code concerning the treatment of option transactions for tax purposes. The Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

The Fund, in its operations, also will utilize options on securities indices. Options on "broad based" securities indices are classified as "non-equity options" under the Code. Gains and losses resulting from the expiration, exercise, or closing of such non-equity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, "blended gain or loss"). In addition, any non-equity option and futures contract held by the Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

The trading strategies of the Fund involving non-equity options on stock indices may constitute "straddle" transactions. "Straddles" may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. The Fund will also have available a number of elections under the Code concerning the treatment of option transactions for tax purposes. Each such Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

The Fund's transactions in certain options, under some circumstances, could preclude the Fund from qualifying for the special tax treatment available to investment companies meeting the requirements of Subchapter M of the Code.

The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by the Fund.

BACK-UP WITHHOLDING

In certain cases the Fund will be required to withhold and remit to the U.S. Treasury an amount equal to the applicable back-up withholding rate applied to reportable taxable dividends and distributions, as well as the proceeds of any redemptions of Fund shares, paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder's social security number); (2) is subject to back-up withholding by the Internal Revenue Service ("IRS"); (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

OTHER ISSUES

With respect to investments in STRIPs and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, the Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to its shareholders, the Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in taxable gain or loss.

The Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of the Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment. In some states ownership of fund shares may also be subject to state and local taxation. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by the Fund. Investment in Government National Mortgage Association or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

PORTFOLIO HOLDINGS

The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of the Fund's Advisor, principal underwriter, or any affiliated person of the Fund, the Advisor, or the principal underwriter.

Information concerning the Fund's portfolio holdings may be disclosed in the ordinary course of business and as frequently as daily, but no earlier than one business day following the date of the information, to (i) certain personnel of those Service Providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers, and (ii) other personnel of the Advisor and other Service Providers, such as the Fund's administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Fund and/or the terms of the Fund's current registration statement.

The Fund's Chief Compliance Officer, or a Compliance Manager designated by the Chief Compliance Officer, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where the Fund has legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event shall the Fund, the Advisor, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund's portfolio holdings.

The Board exercises continuing oversight of the disclosure of the Fund's portfolio holdings by (1) overseeing the implementation and enforcement of the Portfolio Holdings Disclosure Policies and Procedures, the Code of Ethics, and the Protection of Non-Public Information Policies and Procedures (collectively, the portfolio holdings governing policies) by the Fund's Chief Compliance Officer and the Fund, (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies, and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. The Board and the Fund reserve the right to amend the Policies and Procedures at any time and from time to time without prior notice in their sole discretion. For purposes of the Policies and Procedures, the term "portfolio holdings" means the equity and debt securities (E.G., stocks and bonds) held by the Fund and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by the Fund.

In addition to the permitted disclosures described above, the Fund must disclose its complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC's web site at www.sec.gov.

VOTING RIGHTS


Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. You receive one vote for every full Fund share owned. The Fund or class of the Fund, if applicable, will vote separately on matters relating solely to that Fund or class. All shares of the Fund are freely transferable.


As a Delaware statutory trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 800.820.0888 or 301.296.5100, or by writing to the Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

REPORTING

You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of the Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

SHAREHOLDER INQUIRIES

You may visit the Trust's web site at WWW.RYDEXINVESTMENTS.COM or call
800.820.0888 or 301.296.5100 to obtain information on account statements, procedures, and other related information.

COUNSEL

Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue NW, Washington, DC 20004, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Ernst & Young LLP, 8484 Westpark Drive, McLean, Virginia 22102, serves as the independent registered public accounting firm to the Trust and each of the Fund.


CUSTODIAN


U.S. Bank, N.A. (the "Custodian"), 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Fund under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of the Fund and maintains all necessary related accounts and records.

                                   APPENDIX A

BOND RATINGS

Below is a description of Standard & Poor's Ratings Group ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") bond rating categories.

STANDARD & POOR'S RATINGS
GROUP CORPORATE BOND RATINGS

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated "AA" also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from "AAA" issues only in small degree.

A - Bonds rated "A" have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated "BBB" are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated "CCC" have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

MOODY'S INVESTORS SERVICE, INC.
CORPORATE BOND RATINGS

AAA - Bonds rate "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to a "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA - Bonds rate "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protections may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated "A" possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA - Bonds rated "Baa" are considered as medium grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA - Bonds rated "Ba" are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

CAA - Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                   APPENDIX B

                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

I. INTRODUCTION

PADCO Advisors, Inc. and PADCO Advisors II, Inc., together doing business as Rydex Investments, generally are responsible for voting proxies with respect to securities held in client accounts, including clients registered as investment companies under the Investment Company Act of 1940 ("Funds") and clients that are pension plans ("Plans") subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). This document sets forth Rydex Investments' policies and guidelines with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. Specifically, Rule 206(4)-6 requires that we:

     o Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;

     o Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and

     o Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.

II. PROXY VOTING POLICIES AND PROCEDURES

A. Proxy Voting Policies

Proxies may have economic value and, where Rydex Investments is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best long-term economic interests of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of the proxy vote. Our authority is initially established by our advisory contracts or comparable documents. Clients, however, may change their proxy voting direction at any time.

The financial interest of our clients is the primary consideration in determining how proxies should be voted. Any material conflicts of interest between Rydex Investments and our clients with respect to proxy voting are resolved in the best interests of clients, in accordance with the procedures described in Section III below.

B. Proxy Voting Procedures

Rydex Investments utilizes the services of an outside proxy voting firm, Institutional Shareholder Services ("ISS"), to act as agent for the proxy process, to maintain records on proxy votes for our clients, and to provide independent research on corporate governance, proxy and corporate responsibility issues. In the absence of contrary instructions received from Rydex Investments, ISS will vote proxies in accordance with the proxy voting guidelines (the "Guidelines") attached as SCHEDULE A hereto, as such Guidelines may be revised from time to time by Rydex Investments' portfolio management group (the "Committee"). Under its arrangement with ISS, Rydex Investments has agreed to:

     o Provide ISS with a copy of the Guidelines and to inform ISS promptly of any changes to the Guidelines;

     o Deliver to ISS, on a timely basis, all documents, information and materials necessary to enable ISS to provide the services contemplated to be performed by it on a timely and efficient basis (such as conveying to ISS a power of attorney with respect to the services to be provided hereunder and providing ISS on a timely basis with Rydex Investments' authorized stamp, proxy cards, special voting instructions, authorization letters to custodian banks and any other materials necessary for the performance by ISS of its duties);

     o Provide ISS with a data file containing portfolio information (such as account numbers, share amounts, and security identifiers such as cusip and/or sedol numbers) on a regular basis; and

     o Coordinate with ISS with respect to the classification of proxy items and for the treatment of items not clearly defined under the Guidelines.

III. RESOLVING POTENTIAL CONFLICTS OF INTEREST

The Committee is responsible for identifying potential conflicts of interest in regard to the proxy voting process. Examples of potential conflicts of interest include:

     o Managing a pension plan for a company whose management is soliciting proxies;

     o Having a material business relationship with a proponent of a proxy proposal in which this business relationship may influence how the proxy vote is cast; and

     o Rydex Investments, its employees or affiliates having a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships.

To ensure that all proxies are voted in the best interests of clients and are not the product of any potential conflict of interest, if a potential conflict of interest exists Rydex Investments will instruct ISS to vote in accordance with the established Guidelines. In the absence of established Guidelines (I.E., in instances where the Guidelines provide for a "case-by-case" review), Rydex Investments may vote a proxy regarding that proposal in any of the following manners:

     o REFER PROPOSAL TO THE CLIENT - Rydex Investments may refer the proposal to the client and obtain instructions from the client on how to vote the proxy relating to that proposal.

     o OBTAIN CLIENT RATIFICATION - If Rydex Investments is in a position to disclose the conflict to the client (I.E., such information is not confidential), Rydex Investments may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the client, and obtain the client's consent to how Rydex Investments will vote on the proposal (or otherwise obtain instructions from the client on how the proxy on the proposal should be voted).

     o USE AN INDEPENDENT THIRD PARTY FOR ALL PROPOSALS - Subject to any client imposed proxy voting policies, Rydex Investments may vote all proposals in a proxy according to the policies of an independent third party, such as ISS or a similar entity (or to have the third party vote such proxies).

     o USE AN INDEPENDENT THIRD PARTY TO VOTE THE SPECIFIC PROPOSALS THAT INVOLVE A CONFLICT - Subject to any client imposed proxy voting policies, Rydex Investments may use an independent third party (such as ISS) to recommend how the proxy for specific proposals that involve a conflict should be voted (or to have the third party vote such proxies).

IV. SECURITIES SUBJECT TO LENDING ARRANGEMENTS

For various legal or administrative reasons, Rydex Investments is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client's securities lending arrangement with the client's custodian. Rydex Investments will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, Rydex Investments may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the client's custodian for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in Rydex Investments' judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

V. SPECIAL ISSUES WITH VOTING FOREIGN PROXIES

Voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA Plan), Rydex Investments may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.

VI. ASSISTANCE WITH FORM N-PX AND PROXY VOTING RECORD

Rydex Investments shall assist its Fund clients in disclosing the following information on Form N-PX for each proxy matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which Rydex Investments, or ISS as its agent, voted on the client's behalf by providing the following information to the Fund on a regular quarterly basis within 30 days after the end of the quarter:

     (i)    The name of the issuer of the portfolio security;

     (ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

     (iii) The Council on Uniform Security Identification Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);

     (iv)   The shareholder meeting date;

     (v)    A brief identification of the matter voted on;

     (vi) Whether the matter was proposed by the issuer or by a security holder;

     (vii) Whether Rydex Investments (or ISS as its agent) cast the client's vote on the matter;

     (viii) How Rydex Investments (or ISS as its agent) cast the client's vote (I.E., for or against proposal, or abstain; for or withhold regarding election of directors); and

     (ix) Whether Rydex Investments (or ISS as its agent) cast the client's vote for or against management.

VII. DISCLOSURE OF HOW TO OBTAIN VOTING INFORMATION

Rule 206(4)-6 requires Rydex Investments to disclose in response to any client request how the client can obtain information from Rydex Investments on how its securities were voted. Rydex Investments will disclose in Part II of its Form ADV that clients can obtain information on how their securities were voted by making a written request to Rydex Investments. Upon receiving a written request from a client, Rydex Investments will provide the information requested by the client within a reasonable amount of time.

Rule 206(4)-6 also requires Rydex Investments to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. Rydex Investments will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, Rydex Investments will provide a copy of this policy within a reasonable amount of time.

If approved by the client, this policy and any requested records may be provided electronically.

VIII. RECORDKEEPING

Rydex Investments shall keep the following records for a period of at least five years, the first two in an easily accessible place:

     (i)   A copy of this Policy;

     (ii)  Proxy Statements received regarding client securities;

     (iii) Records of votes cast on behalf of clients;

     (iv) Any documents prepared by Rydex Investments that were material to making a decision how to vote, or that memorialized the basis for the decision; and

     (v)   Records of client requests for proxy voting information.

With respect to Rydex Investments' Fund clients, the Fund shall maintain a copy of each of the records that is related to proxy votes on behalf of the Fund by Rydex Investments. Additionally, Rydex Investments may keep Fund client records as part of Rydex Investments' records.

Rydex Investments may rely on proxy statements filed on the SEC's EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Rydex Investments that are maintained with a third party, such as ISS, provided that Rydex Investments has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

                                   SCHEDULE A
                                       TO
                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

                             PROXY VOTING GUIDELINES

Rydex Investments believes that management is generally in the best position to make decisions that are essential to the ongoing operation of the company and which are not expected to have a major impact on the corporation and its shareholders. Accordingly, Rydex Investments will generally vote with management on "routine items" of a corporate administrative nature. Rydex Investments will generally review all "non-routine items" (I.E., those items having the potential for major economic impact on the corporation and the long-term value of its shares) on a case-by-case basis.

BOARD OF DIRECTORS

A. Director Nominees in Uncontested Elections                      Vote With Mgt.
B. Chairman and CEO is the Same Person                             Vote With Mgt.
C. Majority of Independent Directors                               Vote With Mgt.
D. Stock Ownership Requirements                                    Vote With Mgt.
E. Limit Tenure of Outside Directors                               Vote With Mgt.
F. Director and Officer Indemnification and Liability Protection   Vote With Mgt.
G. Eliminate or Restrict Charitable Contributions                  Vote With Mgt.

PROXY CONTESTS

A. Voting for Director Nominees in Contested Election              Vote With Mgt.
B. Reimburse Proxy Solicitation                                    Vote With Mgt.

AUDITORS

A. Ratifying Auditors                                              Vote With Mgt.

PROXY CONTEST DEFENSES

A. Board Structure - Classified Board                              Vote With Mgt.
B. Cumulative Voting                                               Vote With Mgt.
C. Shareholder Ability to Call Special Meetings                    Vote With Mgt.

TENDER OFFER DEFENSES

A. Submit Poison Pill for shareholder ratification                 Case-by-Case
B. Fair Price Provisions                                           Vote With Mgt.
C. Supermajority Shareholder Vote Requirement                      Vote With Mgt.
      To Amend the Charter or Bylaws
D. Supermajority Shareholder Vote Requirement                      Vote With Mgt.

MISCELLANEOUS GOVERNANCE PROVISIONS

A. Confidential Voting                                             Vote With Mgt.
B. Equal Access                                                    Vote With Mgt.
C. Bundled Proposals                                               Vote With Mgt.

CAPITAL STRUCTURE

A. Common Stock Authorization                                      Vote With Mgt.
B. Stock Splits                                                    Vote With Mgt.
C. Reverse Stock Splits                                            Vote With Mgt.
D. Preemptive Rights                                               Vote With Mgt.
E. Share Repurchase Programs                                       Vote With Mgt.

EXECUTIVE AND DIRECTOR COMPENSATION

A. Shareholder Proposals to Limit Executive and                    Case-by-Case
      Directors Pay
B. Shareholder Ratification of Golden and Tin Parachutes           Vote With Mgt.
C. Employee Stock Ownership Plans                                  Vote With Mgt.
D. 401(k) Employee Benefit Plans                                   Vote With Mgt.

STATE OF INCORPORATION

A. Voting on State Takeover Plans                                  Vote With Mgt.
B. Voting on Reincorporation Proposals                             Vote With Mgt.

MERGERS AND CORPORATE RESTRUCTURINGS

A. Mergers and Acquisitions                                        Case-by-Case
B. Corporate Restructuring                                         Vote With Mgt.
C. Spin-Offs                                                       Vote With Mgt.
D. Liquidations                                                    Vote With Mgt.

SOCIAL AND ENVIRONMENTAL ISSUES

A. Issues with Social/Moral Implications                           Vote With Mgt.

                       STATEMENT OF ADDITIONAL INFORMATION
                               RYDEX SERIES FUNDS

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850

                            800.820.0888 301.296.5100
                            WWW.RYDEXINVESTMENTS.COM

This Statement of Additional Information ("SAI") relates to H-Class Shares, A-Class Shares and C-Class Shares of the following series (each a "Fund" and collectively, the "Funds") of Rydex Series Funds (the "Trust"):

                         INTERNATIONAL 2X STRATEGY FUND
                     INVERSE INTERNATIONAL 2X STRATEGY FUND
                        EMERGING MARKETS 2X STRATEGY FUND
                    INVERSE EMERGING MARKETS 2X STRATEGY FUND
                        INVERSE PACIFIC 2X STRATEGY FUND
                         LATIN AMERICA 2X STRATEGY FUND
                     INVERSE LATIN AMERICA 2X STRATEGY FUND
                         INVERSE EUROPE 2X STRATEGY FUND

This SAI is not a prospectus. It should be read in conjunction with the Funds' prospectuses for the H-Class Shares, A-Class Shares and C-Class Shares dated August 1, 2008 (each a "Prospectus" and together, the "Prospectuses"). Capitalized terms not defined herein are defined in the Prospectuses. Copies of the Funds' Prospectuses are available, without charge, upon request to the Trust at the address listed above or by telephoning the Trust at the telephone numbers listed above.

                     The date of this SAI is August 1, 2008

                                TABLE OF CONTENTS

                                                                            PAGE
GENERAL INFORMATION ABOUT THE TRUST ......................................     3
INVESTMENT POLICIES, TECHNIQUES, AND RISK FACTORS ........................     3
SPECIAL CONSIDERATIONS REGARDING THE USE OF LEVERAGED AND INVERSE
   INVESTMENT STRATEGIES .................................................    24
INVESTMENT RESTRICTIONS ..................................................    26
BROKERAGE ALLOCATION AND OTHER PRACTICES .................................    28
MANAGEMENT OF THE TRUST ..................................................    30
PRINCIPAL HOLDERS OF SECURITIES ..........................................    44
DETERMINATION OF NET ASSET VALUE .........................................    44
PURCHASE AND REDEMPTION OF SHARES ........................................    46
A-CLASS SHARES - INITIAL SALES CHARGES, REDUCTIONS AND WAIVERS ...........    47
DIVIDENDS, DISTRIBUTIONS, AND TAXES ......................................    50
OTHER INFORMATION ........................................................    55
INDEX PUBLISHERS INFORMATION .............................................    57
COUNSEL ..................................................................    57
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ............................    57
CUSTODIAN ................................................................    57
APPENDIX A - RYDEX INVESTMENTS PROXY VOTING POLICIES AND PROCEDURES ......   A-1

GENERAL INFORMATION ABOUT THE TRUST

The Trust, an open-end management investment company, was organized as a Delaware statutory trust on February 10, 1993. The Trust is permitted to offer separate series (I.E., funds) and different classes of shares, and additional series and/or classes of shares may be created from time to time. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities.

Each Fund is an open-end management investment company. Currently, the Trust consists of fifty-four (54) separate Funds and issues a combination of Investor Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares and/or H-Class Shares. The different classes provide for variations in certain shareholder servicing and distribution expenses and in the minimum initial investment requirement. In addition, an initial sales charge is imposed on the purchase of A-Class Shares, and a contingent deferred sales charge is imposed on the redemption of C-Class Shares. Sales charges and minimum investment requirements are described in the Prospectuses. For more information on shareholder servicing and distribution expenses, see "Dividends, Distributions, and Taxes."

INVESTMENT POLICIES, TECHNIQUES, AND RISK FACTORS

GENERAL

Each Fund's investment objective and principal investment strategies are described in the Funds' Prospectuses.

The investment objective of each Fund is non-fundamental and may be changed without the consent of the holders of a majority of the Fund's outstanding shares.

Portfolio management is provided to each Fund by the Trust's investment adviser, PADCO Advisors, Inc., a Maryland company with offices at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. PADCO Advisors, Inc., operates under the name Rydex Investments ("Rydex" or the "Advisor"). The investment strategies of the Funds discussed below and in the Prospectuses may, consistent with each Fund's investment objectives and limitations, be used by a Fund if, in the opinion of the Advisor, these strategies will be advantageous to that Fund. Each Fund is free to reduce or eliminate its activity with respect to any of the following investment techniques without changing the Fund's fundamental investment policies. There is no assurance that any of the Funds' strategies or any other strategies and methods of investment available to a Fund will result in the achievement of that Fund's objectives. The following information supplements, and should be read in conjunction with the Funds' Prospectuses.

BORROWING

While the Funds do not anticipate doing so, each Fund may borrow money for investment purposes. Borrowing for investment purposes is one form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Because substantially all of a Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share ("NAV") of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. The Funds intend to use leverage during periods when the Advisor believes that the Funds' respective investment objectives will be furthered.

Each Fund may also borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. As required by the Investment Company Act of 1940 (the "1940 Act"), a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of a Fund's total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings for extraordinary or emergency purposes.

CURRENCY TRANSACTIONS

FOREIGN CURRENCIES. Each Fund may invest directly and indirectly in foreign currencies. Investments in foreign currencies are subject to numerous risks, not the least of which is the fluctuation of foreign currency exchange rates with respect to the U.S. Dollar. Exchange rates fluctuate for a number of reasons.

o INFLATION. Exchange rates change to reflect changes in a currency's buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

o TRADE DEFICITS. Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country's goods more expensive and less competitive and so reducing demand for its currency.

o INTEREST RATES. High interest rates may raise currency values in the short term by making such currencies more attractive to investors. However, since high interest rates are often the result of high inflation long-term results may be the opposite.

o BUDGET DEFICITS AND LOW SAVINGS RATES. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation. Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measure to cope with its deficits and debt.

o POLITICAL FACTORS. Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall is a country appears a less desirable place in which to invest and do business.

o GOVERNMENT CONTROL. Through their own buying and selling of currencies, the world's central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people's expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal. The value of the Funds' investments is calculated in U.S. Dollars each day that the New York Stock Exchange ("NYSE") is open for business. As a result, to the extent that a Fund's assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. Dollar, the Fund's NAV as expressed in U.S. Dollars (and, therefore, the value of your investment) should increase. If the U.S. Dollar appreciates relative to the other currencies, the opposite should occur. The currency-related gains and losses experienced by the Funds will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. Dollars. Gains or losses on shares of the Funds will be based on changes attributable to fluctuations in the NAV of such shares, expressed in U.S.

     Dollars, in relation to the original U.S. Dollar purchase price of the shares. The amount of appreciation or depreciation in the Funds' assets also will be affected by the net investment income generated by the money market instruments in which the Funds invest and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

The Funds may incur currency exchange costs when they sell instruments denominated in one currency and buy instruments denominated in another.

CURRENCY-RELATED DERIVATIVES AND OTHER FINANCIAL INSTRUMENTS. Although the Funds do not currently expect to engage in currency hedging, currency transactions may be used in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures and options thereon, exchange listed and over-the- counter options ("OTC options") on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from an NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.

A Fund's dealings in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions ("Transaction Hedging") or portfolio positions ("Position Hedging"). Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. A Fund may enter into Transaction Hedging out of a desire to preserve the U.S. Dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund will be able to protect itself against possible losses resulting from changes in the relationship between the U.S. Dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. A Fund may use Position Hedging when the Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. Dollar. A Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

A Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund has or in which that Fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and to buy U.S. Dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Advisor considers that the Swedish krone is linked to the euro, the Fund holds securities denominated in krone and the Advisor believes that the value of the krone will decline against the U.S. Dollar, the Advisor may enter into a contract to sell euros and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will "cover" its position so as not to create a "senior security" as defined in Section 18 of the 1940 Act.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Each Fund may also buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. OTC options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between the buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

While the Funds do not anticipate doing so, they may conduct currency exchange transactions on a spot basis. Currency transactions made on a spot basis are for cash at the spot rate prevailing in the currency exchange market for buying or selling currency. The Funds will regularly enter into forward currency contracts.

Each Fund may invest in a combination of forward currency contracts and U.S. Dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a "synthetic" position in the particular foreign-currency instrument whose performance the manager is trying to duplicate. For example, the combination of U.S. Dollar-denominated instruments with "long" forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the market in a particular foreign currency is small or relatively illiquid.

Each Fund may invest in forward currency contracts to engage in either Transaction Hedging or Position Hedging. The Funds may use forward currency contracts for Position Hedging if consistent with its policy of trying to expose its net assets to foreign currencies. The Funds are not required to enter into forward currency contracts for hedging purposes and it is possible that the Funds may not be able to hedge against a currency devaluation that is so generally anticipated that the Funds are unable to contract to sell the currency at a price above the devaluation level it anticipates. It also is possible that, under certain circumstances, the Funds may have to limit their currency transactions to qualify as "regulated investment companies" under the U.S. Internal Revenue Code of 1986, as amended (the "Code").

The Funds currently do not intend to enter into a forward currency contract with a term of more than one year, or to engage in Position Hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Funds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating it to buy, on the same maturity date, the same amount of the currency.

If a Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency. If a Fund engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

Each Fund may convert its holdings of foreign currencies into U.S. Dollars from time to time, but will incur the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, and offer to buy the currency at a lower rate if the Fund tries to resell the currency to the dealer.

FOREIGN CURRENCY EXCHANGE-RELATED SECURITIES. Each Fund may invest in foreign currency warrants.

Foreign currency warrants such as Currency Exchange Warrants(SM) ("CEWs(SM)") are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. Dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. Dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. Dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. Dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (I.E., unless the U.S. Dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (I.E., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants.

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Each Fund may also invest in principal exchange rate linked securities ("PERLs(SM)"). PERLs(SM) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. Dollar and a particular foreign currency at or about that time. The return on "standard" PERLs(SM) is enhanced if the foreign currency to which the security is linked appreciates against the U.S. Dollar, and is adversely affected by increases in the foreign exchange value of the U.S. Dollar; "reverse" PERLs(SM) are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. Dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. Dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (I.E., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). PERLs(SM) may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Each Fund may invest in performance indexed paper ("PIPs(SM)"). PIPs(SM) is U.S. Dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on PIPs(SM) is established at maturity as a function of spot exchange rates between the U.S. Dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. Dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

EQUITY SECURITIES

Each Fund may invest in equity securities. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of the Fund to fluctuate. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The Funds may purchase equity securities traded in the U.S. on registered exchanges or the over-the-counter market. The Funds may invest in the types of equity securities described in more detail below.

o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

o SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

o MASTER LIMITED PARTNERSHIPS ("MLPS"). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange Commission (the "SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.

     The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

FOREIGN ISSUERS

Each Fund may invest in issuers located outside the United States through American Depositary Receipts ("ADRs"), "ordinary shares," or "New York shares" issued and traded in the United States or through securities denominated in foreign currencies and traded on foreign exchanges. ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. Dollars, which protect the Funds from the foreign settlement risks described below.

Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. Dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

RISK FACTORS REGARDING EMERGING MARKETS. Investing in companies domiciled in emerging market countries may be subject to greater risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer's ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and (xi) lax financial reporting on a regular basis, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer.

RISK FACTORS REGARDING EUROPE. The Inverse Europe 2x Strategy Fund seeks to provide investment results which correlate to the performance of the Dow Jones STOXX 50(R) Index (the "STOXX 50(R) Index"). The STOXX 50(R) Index is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by STOXX Ltd. from 17 countries under criteria designed to identify highly liquid companies that are market leaders in their sectors. The 17 countries include Switzerland, Norway, and 15 of the 27 countries of the European Union ("EU") - Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, Spain, Sweden and the United Kingdom.

The securities markets of many European countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, a portfolio invested in securities of European companies may experience greater price volatility and significantly lower liquidity than a portfolio invested in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the U.S.

In addition, the securities markets of European countries are subject to varying degrees of regulation, which may be either less or more restrictive than that imposed by the U.S. Government. For example, the reporting, accounting and auditing standards of European countries differ from U.S. standards in important respects and less information is available to investors in securities of European companies than to investors in U.S. securities.

The EU has been extending its influence to the east. It has accepted several new members that were previously behind the Iron Curtain, and has plans to accept several more in the medium-term. It is hoped that membership for these countries will help cement economic and political stability. Nevertheless, eight of the new entrants are former Soviet satellites and remain burdened to various extents by the inherited inefficiencies of centrally planned economies similar to what existed under the former Soviet Union. The current and future status of the EU continues to be the subject of political controversy, with widely differing views both within and between member countries.

Increased terrorism activity and related geo-political risks have led to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

RISK FACTORS REGARDING JAPAN. For three decades overall real economic growth in Japan had been spectacular: a 10% average in the 1960s, a 5% average in the 1970s, and a 4% average in the 1980s. Growth slowed markedly in the 1990s, averaging just 1.7%, largely because of the after effects of overinvestment during the late 1980s and contractionary domestic policies intended to wring speculative excesses from the stock and real estate markets. From 2000 to 2003, government efforts to revive economic growth met with little success and were further hampered by the slowing of the US, European, and Asian economies. In 2004 and 2005, growth improved and the lingering fears of deflation in prices and economic activity lessened. At present, the Japanese economy continues to show signs of recovery from the long recession of the 1990s despite the fact that uncertainties about its recovery remain. Japan's huge government debt, which totals more than 160% of GDP, and the aging of the population are two major long-run problems. A rise in taxes could be viewed as endangering the revival of growth.

Japanese unemployment levels are high and have been an area of increasing concern. Also of concern are Japan's trade surpluses. As a trade-dependent nation long used to high levels of government protection, it is unclear how the Japanese economy will react to the potential adoption of the trade liberalization measures which are constantly promoted by their trading partners. Japan's heavy dependence on international trade has been adversely affected by trade tariffs and other protectionist measures, as well as the economic condition of its trading partners. Japan's high volume of exports, such as automobiles, machine tools and semiconductors, has caused trade tensions, particularly with the Unites States. The relaxing of official and de facto barriers to imports, or hardships created by any pressures brought by trading partners, could adversely affect Japan's economy. Additionally, the strength of the yen itself may prove an impediment to strong continued exports and economic recovery, because it makes Japanese goods sold in other countries more expensive and reduces the value of foreign earnings repatriated to Japan. Since the Japanese economy is so dependent on exports, any fall off in exports may be seen as a sign of economic weakness, which may adversely affect the market.

The most pressing need for action is the daunting task of overhauling the nation's financial institutions and securing public support for taxpayer-funded bailouts. Banks, in particular, must dispose of their huge overhang of bad loans and trim their balance sheets in preparation for greater competition from foreign institutions as more areas of the financial sector are opened. In addition, the Japanese securities markets are less regulated than the U.S. markets, and evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights also are not always enforced. Successful financial sector reform would allow Japan's financial institutions to act as a catalyst for economic recovery at home and across the troubled Asian region. Internal conflict over the proper way to reform the ailing banking system continues.

RISK FACTORS REGARDING LATIN AMERICA. Many countries in Latin America have long histories of political, social and economic instability and have routinely suffered from regional conflict, political corruption, totalitarianism, intervention by the military in civilian and economic spheres, protectionist measures, and nationalization. The continuation or worsening of such instability could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in Latin American securities markets.

Latin American countries are among the largest debtors of developing countries as a majority of the region's economies are dependent on foreign credit and loans from external sources to fund economic development. There have been moratoria on, and restructurings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies. In addition, interest on the debt is subject to market conditions. Unfavorable market conditions may impair economic activity and create a difficult and costly environment for borrowers.

Finally, most Latin American countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. Although inflation in many countries has lessened, as they develop sustainable and more democratic political environments, there is no guarantee it will remain at lower levels. In addition, certain Latin American countries may experience sudden and large adjustments in their currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994 the Mexican peso lost more than one-third of its value relative to the U.S. dollar. In 1999, the Brazilian real lost 30% of its value against the U.S. dollar. Certain Latin American countries may impose restrictions, from time to time and without warning, on the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many currencies and it would, as a result, be difficult for the Funds to engage in foreign currency transactions designed to protect the value of the Funds' interests in securities denominated in such currencies.

RISK FACTORS REGARDING THE PACIFIC REGION. The MSCI Pacific Index consists of Australia, Hong Kong, New Zealand, Singapore and Japan. Reporting, accounting and auditing standards in the nations that make up the Pacific equity markets differ substantially from U.S. standards. In general, these countries' corporations do not provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations. The total market capitalization of the combined equity markets of Australia, Hong Kong, New Zealand and Singapore was approximately US$XXX billion as of ________ XX, XXXX.

Trading shares has taken place in Australia since 1828, but did not become significant until the latter half of the nineteenth century when there was strong demand for equity capital to support the growth of mining activities. A stock market was first formed in Melbourne in 1861. In 1987, the regional exchanges that had developed merged to create the single entity--The Australian Stock Exchange (the "ASX"). All of the exchanges are members of the ASX and are subject to complementary oversight by the Australian Stock Exchange and the Australian Securities and Investments Commission, which work together to regulate the major aspects of stock exchange operations.

Australian reporting, accounting and auditing standards differ substantially from U.S. standards. In general, Australian corporations do not provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations. The total market capitalization of the Australian equity markets was approximately U.S. $XXX billion as of _______ XX, XXXX. Australia's chief industries are mining, industrial and transportation equipment, food processing, chemicals, and steel. Australia's GDP annual percent change was X.XX% for the year ended _____ XX, XXXX.

Foreign investment in Hong Kong is generally unrestricted and proper regulatory oversight is administered by the Hong Kong Securities and Futures Commission. All investors are subject to a small stamp duty and a stock exchange levy, but capital gains are tax-exempt. Hong Kong has significantly upgraded the required presentation of financial information in the past decade. Nevertheless, reporting, accounting and auditing practices remain significantly less rigorous than U.S. standards. In general, Hong Kong corporations are not required to provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations. The total market capitalization of the Hong Kong equity markets was approximately U.S. $XXX billion as of __________ XX, XXXX. Hong Kong's chief industries are textiles, clothing, tourism, banking, shipping, electronics, plastics, toys, watches, and clocks. Hong Kong's GDP annual percent change was X.XX% for the year ended _______ XX, XXXX.

New Zealand has an established stock exchange, the New Zealand Stock Exchange (the "NZSE"), which was founded in the 1870's. New Zealand's chief industries are integrated telecommunication services, construction materials, casinos and gaming, airport services, food processing, wood and paper products, textiles, machinery, transportation equipment, banking and insurance, tourism, and mining. New Zealand's GDP annual percent change was X.XX% for the year ended ____ XX, XXXX.

The Stock Exchange of Singapore (the "SES") was formed in 1973 with the separation of the joint stock exchange with Malaysia, which had been in existence since 1930. The linkage between the SES and the KLSEB (Kuala Lumpur Stock Exchange Bhd) remained strong as many companies in Singapore and Malaysia jointly listed on both exchanges, until January 1, 1990 when the dual listing was terminated. SES has a tiered market, with the formation of the second securities market, SESDAQ (Stock Exchange of Singapore Dealing and Automated Quotation System) in 1987. SESDAQ was designed to provide an avenue for small and medium-sized companies to raise funds for expansion. In 1990, SES introduced an over-the-counter ("OTC") market known as CLOB (Central Limit Order Book), to allow investors access to international securities listed on foreign exchanges. SES also has a direct link with the National Association of Securities Dealers Automated Quotation ("NASDAQ") system, which was set up in March 1988 to allow traders in the Asian time zone access to selected securities on the U.S. OTC markets. This is made possible through a daily exchange of trading prices and volumes of the stocks quoted on NASDAQ. The Singapore Stock Exchange is one of the most developed in Asia and has a strong international orientation.

Singaporean reporting, accounting and auditing standards differ substantially from U.S. standards. In general, Singaporean corporations do not provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations. The total market capitalization of the Singaporean markets was approximately US$XX billion as of _______ XX,

XXXX. Singapore's chief industries are electronics, chemicals, financial services, oil drilling equipment, petroleum refining, rubber processing and rubber products, processed food and beverages, ship repair, offshore platform construction, life sciences, and entrepot trade. Singapore's GDP annual percent change was X.XX% for the year ended _________ XX, XXXX.

For information about Japan's equity markets please see "Risk Factors Regarding Japan" above.

FUTURES AND OPTIONS TRANSACTIONS

FUTURES AND OPTIONS ON FUTURES. Each Fund may use futures contracts and related options (i) for BONA FIDE hedging purposes, (ii)to attempt to offset changes in the value of securities held or expected to be acquired or be disposed of, (iii) to attempt to minimize fluctuations in foreign currencies, (iv) to attempt to gain exposure to a particular market, index or instrument, or (v) for other risk management purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). To the extent the Funds use futures and/or options on futures, they will do so in accordance with Rule 4.5 under the Commodity Exchange Act ("CEA"). The Trust, on behalf of all of its series, including the Funds, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.

Each Fund may buy and sell index futures contracts with respect to any index traded on a recognized exchange or board of trade. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit the risks associated with the use of leverage and other related risks. To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Funds arising from such investment activities.

A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, a Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, a Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Funds' use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Advisor's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

OPTIONS. Each Fund may purchase and write (sell) put and call options on securities and on securities indices listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing each Fund's respective investment objective.

A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that a Fund will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When a Fund writes an option on a security, on an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

A Fund may trade put and call options on securities, securities indices and currencies, as the Advisor determines is appropriate in seeking a Fund's investment objective, and except as restricted by a Fund's investment limitations. See "Investment Restrictions."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or a Fund delivers the security upon exercise.

A Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that a Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium; therefore if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and a Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

ILLIQUID SECURITIES

While none of the Funds anticipate doing so, each Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. A Fund will not invest more than 15% of its net assets in illiquid securities. If the percentage of a Fund's net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current SEC guidelines, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. A Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The Board of Trustees of the Trust (the "Board") has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that may be invested in by a Fund to the Advisor.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Funds may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of
Section 12(d)(1) of the 1940 Act, or any rule, regulation or order of the SEC or interpretation thereof. Generally, a Fund may invest in the securities of another investment company (the "acquired company") provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate:
(i) more than 3% of the total outstanding voting stock of the acquired company;
(ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. A Fund may also invest in the securities of other investment companies if the Fund is part of a "master-feeder" structure or operates as a fund of funds in compliance with Sections 12(d)(1)(E), (F) and
(G) and the rules thereunder. A Fund will only make such investments in conformity with the requirements of Section 817 of the Code.

If a Fund invests in, and thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the Fund bears directly in connection with the Fund's own operations.

Investment companies may include index-based investments, such as exchange-traded funds ("ETFs") that hold substantially all of their assets in securities representing a specific index. The main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. The Trust has entered into agreements with several ETFs that permit, pursuant to an SEC order, certain Funds, as determined by the Advisor, to purchase shares of those ETFs beyond the Section 12(d)(1) limits described above.

LENDING OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Funds' Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to the Advisor or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. A Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent. By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral.

Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

PORTFOLIO TURNOVER

As discussed in the Trust's Prospectuses, the Trust anticipates that investors in the Funds, as part of an asset allocation investment strategy, will frequently purchase and/or redeem shares of the Funds. The nature of the Funds as asset allocation tools will cause the Funds to experience substantial portfolio turnover. (See "Purchasing and Redeeming Shares" and "Financial Highlights" in the Trust's Prospectuses). Because each

Fund's portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the Fund's investors, it is very difficult to estimate what the Fund's actual turnover rate will be in the future. However, the Trust expects that the portfolio turnover experienced by the Funds will be substantial.

"Portfolio Turnover Rate" is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest because such contracts generally have a remaining maturity of less than one-year.

REPURCHASE AGREEMENTS

Each of the Funds may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund's net assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS

Each Fund may enter into reverse repurchase agreements as part of the Fund's investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Funds intend to use the reverse repurchase technique only when this will be advantageous to the Funds. Each Fund will establish a segregated account with the Trust's custodian bank in which the Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund's obligations in respect of reverse repurchase agreements.

SHORT SALES

Each Fund may engage in short sales transactions under which it sells a security it does not own. To complete such a transaction, the Fund must borrow or otherwise obtain the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The Funds may also use repurchase agreements to satisfy delivery obligations in short sales transactions. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund's short position. Each of the Funds may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.

SWAP AGREEMENTS

Each Fund may enter into swap agreements, including, but not limited to, total return swaps, index swaps, and interest rate swaps. A Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Other swap agreements, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation.

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund's illiquid investment limitations. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay a Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. A Fund will earmark and reserve assets necessary to meet any accrued payment obligations when it is the buyer of a credit default swap.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If a swap counterparty defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by a Fund's custodian.
In as much as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and their Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Advisor, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of swap agreements, including credit default swaps, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a counterparty's creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

TRACKING ERROR

The following factors may affect the ability of the Funds to achieve correlation with the performance of their respective benchmarks: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) fluctuations in currency exchange rates; (3) a Fund holding less than all of the securities in the underlying index and/or securities not included in the underlying index being held by a Fund; (4) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (5) bid-ask spreads (the effect of which may be increased by portfolio turnover);
(6) a Fund holding instruments traded in a market that has become illiquid or disrupted; (7) Fund share prices being rounded to the nearest cent; (8) changes to the index underlying a benchmark that are not disseminated in advance; (9) the need to conform a Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (10) the time difference between the close of the Funds' respective underlying indices and the time the Funds price their shares at the close of the New York Stock Exchange ("NYSE"); or (11) market movements that run counter to a leveraged Fund's investments. Market movements that run counter to a leveraged Fund's investments will cause some divergence between the Fund and its benchmark over time due to the mathematical effects of leveraging. The magnitude of the divergence is dependent upon the magnitude of the market movement, its duration, and the degree to which the Fund is leveraged. The tracking error of a leveraged Fund is generally small during a well-defined up trend or downtrend in the market when measured from price peak to price peak, absent a market decline and subsequent recovery, however, the deviation of the Fund from its benchmark may be significant. As a result of fair value pricing, the day-to-day correlation of the Funds' performance may tend to vary from the closing performance of the Funds' respective underlying indices. However, all of the Funds' performance attempts to correlate highly with the movement in their respective underlying indices over time.

U.S. GOVERNMENT SECURITIES

Each Fund may invest in U.S. Government securities. The Funds may enter into short transactions in U.S. Government securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. Government securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (I.E., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund's NAV. A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with the Fund's custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that a Fund's NAV or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed-delivery basis.

SPECIAL CONSIDERATIONS REGARDING THE USE OF LEVERAGED AND INVERSE INVESTMENT STRATEGIES

To the extent discussed above and in the Prospectus, the Leveraged Funds and Leveraged Inverse Funds present certain risks, some of which are further described below.

LEVERAGE. The Leveraged Funds and Leveraged Inverse Funds employ leverage as a principal investment strategy and all of the Leveraged Funds and Leveraged Inverse Funds may borrow or use other forms of leverage for investment purposes. Utilization of leverage involves special risks and should be considered to be speculative. Leverage exists when a Leveraged Fund or Leveraged Inverse Fund achieves the right to a return on a capital base that exceeds the amount the Leveraged Fund or Leveraged Inverse Fund has invested. Leverage creates the potential for greater gains to shareholders of the Leveraged Funds and Leveraged Inverse Funds during favorable market conditions and the risk of magnified losses during adverse market conditions. Leverage should cause higher volatility of the NAVs of the shares of the Leveraged Funds and Leveraged Inverse Funds. Leverage may involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires the Leveraged Funds and Leveraged Inverse Funds to pay interest, which would decrease the Leveraged Funds' and Leveraged Inverse Funds' total return to shareholders. If the Leveraged Funds and Leveraged Inverse Funds achieve their investment objectives, during adverse market conditions, shareholders should experience a loss greater than they would have incurred had the Leveraged Funds and Leveraged Inverse Funds not been leveraged.

SPECIAL NOTE REGARDING THE CORRELATION RISKS OF THE LEVERAGED FUNDS AND LEVERAGED INVERSE FUNDS. As discussed in the Prospectus, each of the Leveraged Funds and Leveraged Inverse Funds are "leveraged" funds in the sense that each has an investment objective to match a multiple of the performance of an index on a given day. The Leveraged Funds and Leveraged Inverse Funds are subject to all of the risks described in the Prospectus. In addition, there is a special form of correlation risk that derives from the Leveraged Funds and Leveraged Inverse Funds use of leverage. For periods greater than one day, the use of leverage tends to cause the performance of a Leveraged Fund or Leveraged Inverse Fund to be either greater than, or less than, the Underlying Index performance times the stated multiple in the fund objective.

A Leveraged Fund's or Leveraged Inverse Fund's return for periods longer than one day is primarily a function of the following: (a) index performance; (b) index volatility; (c) financing rates associated with leverage; (d) other fund expenses; (e) dividends paid by companies in the index; and (f) period of time.

A leveraged fund's performance can be estimated given any set of assumptions for the factors described above. The tables below illustrate the impact of two factors, index volatility and index performance, on a leveraged fund. Index volatility is a statistical measure of the magnitude of fluctuations in the returns of an index and is calculated as the standard deviation of the natural logarithms of one plus the index return (calculated daily), multiplied by the square root of the number of trading days per year (assumed to be 252). The tables show estimated fund returns for a number of combinations of index performance and index volatility over a one year period. Assumptions used in the tables include: a) no dividends paid by the companies included in the index; b) no fund expenses; and c) borrowing/lending rates (to obtain leverage) of zero percent. If fund expenses were included, the fund's performance would be lower than shown.

The first table below shows the estimated fund return over a one-year period for a leveraged fund that has an investment objective to correspond to twice (200% of) the daily performance of an index. The leveraged fund could be expected to achieve a 30% return on a yearly basis if the index performance was 15%, absent any costs or the correlation risk or other factors described above and in the Prospectus under "Understanding Compounding & the Effect of Leverage." However, as the table shows, with an index volatility of 20%, such a fund would return 27%, again absent any costs or other factors described above and in the Prospectus under

"Understanding Compounding & the Effect of Leverage." In the charts below, unshaded areas represent those scenarios where a leveraged fund with the investment objective described will outperform (I.E., return more than) the index performance times the stated multiple in the leveraged fund's investment objective; conversely, shaded areas represent those scenarios where the leveraged fund will underperform (I.E., return less than) the index performance times the stated multiple in the fund's investment objective.

                      LEVERAGED FUND MEDIAN ANNUAL RETURNS

------------------------------------------------------------------------------
   INDEX PERFORMANCE                        MARKET VOLATILITY
------------------------------------------------------------------------------
               200% OF
  ONE YEAR     ONE YEAR
   INDEX        INDEX
PERFORMANCE  PERFORMANCE   10%   15%   20%   25%   30%   35%   40%   45%   50%
------------------------------------------------------------------------------
    -40%         -80%     -64%  -64%  -65%  -65%  -67%  -68%  -69%  -70%  -71%
------------------------------------------------------------------------------
    -35%         -70%     -58%  -59%  -59%  -60%  -62%  -63%  -64%  -65%  -66%
------------------------------------------------------------------------------
    -30%         -60%     -52%  -53%  -52%  -53%  -55%  -56%  -58%  -60%  -61%
------------------------------------------------------------------------------
    -25%         -50%     -45%  -46%  -46%  -47%  -48%  -50%  -52%  -53%  -55%
------------------------------------------------------------------------------
    -20%         -40%     -36%  -37%  -39%  -40%  -41%  -43%  -44%  -47%  -50%
------------------------------------------------------------------------------
    -15%         -30%     -29%  -29%  -30%  -32%  -33%  -36%  -38%  -40%  -43%
------------------------------------------------------------------------------
    -10%         -20%     -20%  -21%  -23%  -23%  -26%  -28%  -31%  -32%  -36%
------------------------------------------------------------------------------
     -5%         -10%     -11%  -12%  -13%  -16%  -18%  -20%  -23%  -25%  -29%
------------------------------------------------------------------------------
      0%           0%      -1%   -2%   -4%   -6%   -8%  -11%  -14%  -17%  -20%
------------------------------------------------------------------------------
      5%          10%       9%    8%    6%    3%    2%   -3%   -5%   -8%  -12%
------------------------------------------------------------------------------
     10%          20%      19%   19%   16%   15%   10%    9%    4%    0%   -5%
------------------------------------------------------------------------------
     15%          30%      31%   29%   27%   25%   21%   19%   15%   11%    6%
------------------------------------------------------------------------------
     20%          40%      43%   41%   38%   35%   32%   27%   23%   18%   13%
------------------------------------------------------------------------------
     25%          50%      54%   52%   50%   48%   43%   39%   34%   29%   22%
------------------------------------------------------------------------------
     30%          60%      69%   64%   62%   58%   56%   49%   43%   39%   34%
------------------------------------------------------------------------------
     35%          70%      79%   77%   75%   70%   68%   61%   57%   50%   43%
------------------------------------------------------------------------------
     40%          80%      92%   91%   88%   82%   81%   73%   67%   62%   54%
------------------------------------------------------------------------------

The second table below shows the estimated fund return over a one-year period for a leveraged inverse fund that has an investment objective to correspond to twice (200% of) the opposite of the daily performance of an index. The leveraged inverse fund could be expected to achieve a -30% return on a yearly basis if the index performance was 15%, absent any costs or the correlation risk or other factors described above and in the Prospectus under "Understanding Compounding & the Effect of Leverage." However, as the table shows, with an index volatility of 20%, such a fund would return -33%, again absent any costs or other factors described above and in the Prospectus under "Understanding Compounding & the Effect of Leverage." In the charts below, unshaded areas represent those scenarios where a leveraged fund with the investment objective described will outperform (I.E., return more than) the index performance times the stated multiple in the leveraged fund's investment objective; conversely, shaded areas represent those scenarios where the leveraged fund will underperform (I.E., return less than) the index performance times the stated multiple in the fund's investment objective.

                  LEVERAGED INVERSE FUND MEDIAN ANNUAL RETURNS

------------------------------------------------------------------------------
   INDEX PERFORMANCE                        MARKET VOLATILITY
------------------------------------------------------------------------------
               200% OF
              INVERSE OF
  ONE YEAR     ONE YEAR
   INDEX        INDEX
PERFORMANCE  PERFORMANCE   10%   15%   20%   25%   30%   35%   40%   45%   50%
------------------------------------------------------------------------------
    -40%          80%     165%  153%  145%  127%  114%   99%   74%   57%   35%
------------------------------------------------------------------------------
    -35%          70%     130%  122%  109%   96%   84%   68%   51%   32%   17%
------------------------------------------------------------------------------
    -30%          60%      98%   93%   79%   68%   58%   46%   29%   16%    1%
------------------------------------------------------------------------------
    -25%          50%      73%   68%   58%   49%   36%   26%   13%    2%  -13%
------------------------------------------------------------------------------
    -20%          40%      51%   45%   39%   31%   20%   12%   -2%  -11%  -23%
------------------------------------------------------------------------------
    -15%          30%      35%   29%   23%   16%    6%   -2%  -12%  -22%  -30%
------------------------------------------------------------------------------
    -10%          20%      20%   16%    9%    3%   -5%  -13%  -21%  -30%  -39%
------------------------------------------------------------------------------
     -5%          10%       8%    5%   -2%   -8%  -14%  -21%  -30%  -38%  -46%
------------------------------------------------------------------------------
      0%           0%      -3%   -7%  -12%  -17%  -23%  -28%  -37%  -44%  -51%
------------------------------------------------------------------------------
      5%         -10%     -12%  -15%  -19%  -25%  -31%  -35%  -43%  -47%  -55%
------------------------------------------------------------------------------
     10%         -20%     -19%  -23%  -27%  -32%  -36%  -43%  -47%  -53%  -59%
------------------------------------------------------------------------------
     15%         -30%     -27%  -29%  -32%  -37%  -42%  -46%  -53%  -58%  -63%
------------------------------------------------------------------------------
     20%         -40%     -33%  -35%  -38%  -42%  -46%  -50%  -56%  -60%  -66%
------------------------------------------------------------------------------
     25%         -50%     -38%  -40%  -43%  -47%  -51%  -55%  -59%  -64%  -68%
------------------------------------------------------------------------------
     30%         -60%     -43%  -44%  -47%  -51%  -55%  -59%  -62%  -66%  -71%
------------------------------------------------------------------------------
     35%         -70%     -46%  -49%  -52%  -53%  -58%  -61%  -66%  -68%  -73%
------------------------------------------------------------------------------
     40%         -80%     -50%  -52%  -55%  -57%  -61%  -64%  -68%  -71%  -75%
------------------------------------------------------------------------------

The foregoing tables are intended to isolate the effect of index volatility and index performance on the return of a leveraged fund. The Leveraged Fund's or Leveraged Inverse Fund's actual returns may be significantly greater or less than the returns shown above as a result of any of the factors discussed above or under "Understanding Compounding & the Effect of Leverage" in the Prospectus.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Funds, and cannot be changed with respect to a Fund without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

Each Fund shall not:

     1. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

     2. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

     3. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and
          (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

     4. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

     5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

     6. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

     7. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry; except that, (i) to the extent the benchmark selected for a particular Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities, or shares of investment companies.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board.

Each Fund may not:

     1.   Invest in warrants.

     2.   Invest in real estate limited partnerships.

     3.   Invest in mineral leases.

     4. Pledge, mortgage or hypothecate assets except to secure borrowings permitted or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the SEC's position regarding the asset segregation requirements imposed by
          Section 18 of the 1940 Act.

     5.   Invest in companies for the purpose of exercising control.

     6. Purchase securities on margin or effect short sales, except that the Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

     7. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

     8. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

     9. Acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) or (F), if such Fund is an Essential Portfolio Underlying Fund or an Alternative Strategies Allocation Underlying Fund.

     With respect to both the fundamental and non-fundamental policies of the Funds, the foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security, except for the fundamental limitation on borrowing described in paragraph 1 above under the heading "Fundamental Policies." With respect to borrowings in accordance with the limitations set forth in paragraph 1, in the event that such asset coverage shall at any time fall below 300 per centum, a Fund must reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300 per centum within three days thereafter.

BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Advisor may place a combined order, often referred to as "bunching," for two or more accounts it manages, including any of the Funds, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or a Fund may obtain, it is the opinion of the Advisor and the Trust's Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances a Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Advisor believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Advisor may select a broker based upon brokerage or research services provided to the Advisor. The Advisor may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), permits the Advisor, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Advisor may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Advisor believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Advisor might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Advisor may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Advisor will be in addition to and not in lieu of the services required to be performed by the Funds' Advisor under the Advisory Agreement. Any advisory or other fees paid to the Advisor are not reduced as a result of the receipt of research services.

In some cases the Advisor may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Advisor makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Advisor faces a potential conflict of interest, but the Advisor believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to its research and non-research uses.

From time to time, a Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Advisor with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Advisor or Rydex Distributors, Inc., the distributor of the Funds' shares (the "Distributor"), for a commission in conformity with the 1940 Act, the 1934 Act and the rules promulgated by the SEC. In such instances, the placement of orders with such brokers would be consistent with the Funds' objectives of obtaining best execution and would not be dependent upon the fact that the broker is an affiliate of the Funds, the Advisor or the Distributor. With respect to orders placed with the broker for execution on a securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company, or any affiliated person of such person to receive a brokerage commission from such registered company provided that such commission is fair and reasonable compared to the commission received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The members of the Board, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

SECURITIES OF "REGULAR BROKER-DEALERS." The Funds are required to identify any securities of their "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Funds may hold at the close of their most recent fiscal year. "Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust's shares. Because the Funds are new, as of the date of this SAI, the Funds do not have any securities of "regular brokers or dealers" to report.

MANAGEMENT OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust are supervised by the Board under the laws of the State of Delaware and the 1940 Act. The Board has approved contracts, as described below, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD AND OFFICERS OF THE TRUST. Set forth below are the names, ages, position with the Trust, term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust's Declaration of Trust. Unless otherwise noted, the business address of each Trustee and Officer is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         NUMBER OF
                                                                                                         PORTFOLIOS
                                                                                                          IN FUND
                                  POSITION(S) HELD WITH                                                   COMPLEX          OTHER
                                   THE TRUST, TERM OF                                                    OVERSEEN      DIRECTORSHIPS
        NAME, ADDRESS             OFFICE AND LENGTH OF               PRINCIPAL OCCUPATION(S)            BY TRUSTEE/        HELD
  AND AGE OF TRUSTEE/OFFICER           TIME SERVED                    DURING PAST 5 YEARS                 OFFICER       BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                        INTERESTED TRUSTEES*
------------------------------------------------------------------------------------------------------------------------------------
Michael P. Byrum (37)           Trustee from 2005 to       PADCO ADVISORS, INC.:                        158           None
                                present.                   Chief Investment Officer from August 2006
                                                           to present; Chief Operating Officer of
                                                           PADCO Advisors, Inc., from October 2003 to
                                                           May 2004; Executive Vice
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         NUMBER OF
                                                                                                         PORTFOLIOS
                                                                                                          IN FUND
                                  POSITION(S) HELD WITH                                                   COMPLEX          OTHER
                                   THE TRUST, TERM OF                                                    OVERSEEN      DIRECTORSHIPS
        NAME, ADDRESS             OFFICE AND LENGTH OF               PRINCIPAL OCCUPATION(S)            BY TRUSTEE/        HELD
  AND AGE OF TRUSTEE/OFFICER           TIME SERVED                    DURING PAST 5 YEARS                 OFFICER       BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                           President from December 2002 to May 2004;
                                                           President from May 2004 to present; and
                                                           Secretary from December 2002 to present

                                                           PADCO ADVISORS II, INC.:
                                                           Chief Investment Officer from August 2006
                                                           to present; Chief Operating Officer of
                                                           PADCO Advisors II, Inc., from December
                                                           2003 to May 2004; Executive Vice President
                                                           from December 2002 to May 2004; President
                                                           from May 2004 to present; and Secretary
                                                           from December 2002 to present

                                                           RYDEX ADVISORY SERVICES:
                                                           President from August 2004 to present

                                                           RYDEX CAPITAL PARTNERS I, LLC:
                                                           President and Secretary from October 2003
                                                           to April 2007

                                                           RYDEX CAPITAL PARTNERS II, LLC:
                                                           President and Secretary from October 2003
                                                           to April 2007

                                                           RYDEX DISTRIBUTORS, INC.:
                                                           Secretary from December 2001 to May 2004;
                                                           Executive Vice President from December
                                                           2002 to May 2004; and Chief Operating
                                                           Officer from December 2003 to May 2004

                                                           RYDEX FUND SERVICES, INC.:
                                                           Secretary from December 2002 to present;
                                                           Executive Vice President from December
                                                           2002 to August 2006; and Chief Operating
                                                           Officer from December 2003 to May 2004

                                                           RYDEX HOLDINGS, INC.:
                                                           Secretary from December 2005 to present
                                                           and Executive Vice President from December
                                                           2005 to August 2006
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         NUMBER OF
                                                                                                         PORTFOLIOS
                                                                                                          IN FUND
                                  POSITION(S) HELD WITH                                                   COMPLEX          OTHER
                                   THE TRUST, TERM OF                                                    OVERSEEN      DIRECTORSHIPS
        NAME, ADDRESS             OFFICE AND LENGTH OF               PRINCIPAL OCCUPATION(S)            BY TRUSTEE/        HELD
  AND AGE OF TRUSTEE/OFFICER           TIME SERVED                    DURING PAST 5 YEARS                 OFFICER       BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                           ADVISOR RESEARCH CENTER, INC.:
                                                           Secretary from May 2006 to present and
                                                           Executive Vice President from May 2006 to
                                                           August 2006

                                                           RYDEX SPECIALIZED PRODUCTS, LLC:
                                                           Director and Secretary from September 2005
                                                           to present
------------------------------------------------------------------------------------------------------------------------------------
Carl G. Verboncoeur (55)        Trustee from 2004 to       PADCO ADVISORS, INC.:                        158           None
                                present; President from    Chief Executive Officer from October 2003
                                2003 to present; Vice      to present; Executive Vice President of
                                President from 1997 to     PADCO Advisors, Inc., from December 2002
                                present; and Treasurer     to October 2003; President of PADCO
                                from 1997 to 2003.         Advisors, Inc., from October 2003 to May
                                                           2004; and Treasurer from December 2002 to
                                                           present

                                                           PADCO ADVISORS II, INC.
                                                           Chief Executive Officer from December 2003
                                                           to present; Executive Vice President of
                                                           PADCO Advisors II, Inc., from December
                                                           2002 to December 2003; President of PADCO
                                                           Advisors II, Inc., from December 2002 to
                                                           May 2004 and Treasurer from December 2003
                                                           to present

                                                           RYDEX CAPITAL PARTNERS I, LLC:
                                                           Treasurer from October 2003 to April 2007,
                                                           and Executive Vice President from October
                                                           2003 to August 2006

                                                           RYDEX CAPITAL PARTNERS II, LLC:
                                                           Treasurer from October 2003 to April 2007,
                                                           and Executive Vice President from October
                                                           2003 to August 2006

                                                           RYDEX ADVISORY SERVICES:
                                                           Chief Executive Officer from August 2004
                                                           to present

                                                           RYDEX DISTRIBUTORS, INC.:
                                                           President and Chief Executive Officer from
                                                           December 2003 to present;
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         NUMBER OF
                                                                                                         PORTFOLIOS
                                                                                                          IN FUND
                                  POSITION(S) HELD WITH                                                   COMPLEX          OTHER
                                   THE TRUST, TERM OF                                                    OVERSEEN      DIRECTORSHIPS
        NAME, ADDRESS             OFFICE AND LENGTH OF               PRINCIPAL OCCUPATION(S)            BY TRUSTEE/        HELD
  AND AGE OF TRUSTEE/OFFICER           TIME SERVED                    DURING PAST 5 YEARS                 OFFICER       BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                           Treasurer from December 2002 to present;
                                                           Executive Vice President from December
                                                           2002 to December 2003; and Vice President
                                                           from December 2001 to December 2002

                                                           RYDEX FUND SERVICES, INC.:
                                                           Chief Executive Officer from December 2003
                                                           to present; President and Treasurer from
                                                           December 2002 to present; and Executive
                                                           Vice President from December 2001 to
                                                           December 2002

                                                           RYDEX HOLDINGS, INC.:
                                                           Chief Executive Officer, President and
                                                           Treasurer from December 2005 to present

                                                           ADVISOR RESEARCH CENTER, INC.:
                                                           Chief Executive Officer, President and
                                                           Treasurer from May 2006 to present

                                                           RYDEX SPECIALIZED PRODUCTS, LLC:
                                                           Chief Executive Officer, Director and
                                                           Treasurer from September 2005 to present
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Corey A. Colehour (62)          Trustee from 1993 to       Retired from August 2006 to present.         158           None
                                present; and Member of     President and Senior Vice President of
                                the Audit and Governance   Schield Management Company (registered
                                and Nominating             investment adviser) from 2003 to 2006
                                Committees from 1995 to
                                present.
------------------------------------------------------------------------------------------------------------------------------------
J. Kenneth Dalton (67)          Trustee from 1995 to       Retired                                      158           None
                                present; Member of the
                                Governance and
                                Nominating Committee
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         NUMBER OF
                                                                                                         PORTFOLIOS
                                                                                                          IN FUND
                                  POSITION(S) HELD WITH                                                   COMPLEX          OTHER
                                   THE TRUST, TERM OF                                                    OVERSEEN      DIRECTORSHIPS
        NAME, ADDRESS             OFFICE AND LENGTH OF               PRINCIPAL OCCUPATION(S)            BY TRUSTEE/        HELD
  AND AGE OF TRUSTEE/OFFICER           TIME SERVED                    DURING PAST 5 YEARS                 OFFICER       BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                from 1995 to present;
                                and Chairman of the
                                Audit Committee from
                                1997 to present.
------------------------------------------------------------------------------------------------------------------------------------
John O. Demaret (68)            Trustee from 1997 to       Retired                                      158           None
                                present;
                                Chairman of the Board
                                from 2006 to present;
                                and Member of the Audit
                                and Governance and
                                Nominating Committees
                                from 1997 to present.
------------------------------------------------------------------------------------------------------------------------------------
Werner E. Keller (67)           Trustee and Member of      Founder and President of Keller Partners,    158           None
                                the Audit and Governance   LLC (registered investment adviser) from
                                and Nominating             2005 to present; and Retired from 2001 to
                                Committees from 2005 to    2005
                                present.
------------------------------------------------------------------------------------------------------------------------------------
Thomas F. Lydon (48)            Trustee and Member of      President of Global Trends Investments       158           None
                                the Audit and Governance   (registered investment adviser)
                                and Nominating Committees  from 1996 to present
                                from 2005 to present.
------------------------------------------------------------------------------------------------------------------------------------
Patrick T. McCarville (65)      Trustee from 1997 to       Chief Executive Officer of Par Industries,   158           None
                                present; Chairman of the   Inc., d/b/a Par Leasing from 1977 to
                                Governance                 present
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         NUMBER OF
                                                                                                         PORTFOLIOS
                                                                                                          IN FUND
                                  POSITION(S) HELD WITH                                                   COMPLEX          OTHER
                                   THE TRUST, TERM OF                                                    OVERSEEN      DIRECTORSHIPS
        NAME, ADDRESS             OFFICE AND LENGTH OF               PRINCIPAL OCCUPATION(S)            BY TRUSTEE/        HELD
  AND AGE OF TRUSTEE/OFFICER           TIME SERVED                    DURING PAST 5 YEARS                 OFFICER       BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                and Nominating Committee
                                from 1997 to present;
                                and Member of the Audit
                                Committee from 1997 to
                                present.
------------------------------------------------------------------------------------------------------------------------------------
Roger Somers (63)               Trustee from 1993 to       Founder and Chief Executive Officer of       158           None
                                present; and Member of     Arrow Limousine from 1965 to present
                                the Audit and Governance
                                and Nominating
                                Committees from 1995 to
                                present.
------------------------------------------------------------------------------------------------------------------------------------
                                                              OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Nick Bonos (44)                 Vice President and         Senior Vice President of Fund Services of    158           Not Applicable
                                Treasurer from 2003 to     PADCO Advisors, Inc. from August 2006 to
                                present.                   present; Senior Vice President of Rydex
                                                           Fund Services, Inc. from December 2003 to
                                                           August 2006; Vice President of Accounting,
                                                           Rydex Fund Services, Inc. from 2001 to
                                                           2003; and Chief Financial Officer and
                                                           Manager of Rydex Specialized Products, LLC
                                                           from September 2005 to present
------------------------------------------------------------------------------------------------------------------------------------
Joanna M. Haigney (41)          Chief Compliance Officer   Chief Compliance Officer of PADCO            158           Not Applicable
                                from 2004 to present;      Advisors, Inc. and PADCO Advisors II, Inc.
                                and Secretary from 2000    from May 2005 to present and Rydex Capital
                                to present.                Partners I, LLC and Rydex Capital Partners
                                                           II, LLC from August 2006 to April 2007;
                                                           Vice President of Compliance of PADCO
                                                           Advisors, Inc., from August 2006 to
                                                           present; Assistant Secretary of Rydex
                                                           Distributors, Inc. from December
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         NUMBER OF
                                                                                                         PORTFOLIOS
                                                                                                          IN FUND
                                  POSITION(S) HELD WITH                                                   COMPLEX          OTHER
                                   THE TRUST, TERM OF                                                    OVERSEEN      DIRECTORSHIPS
        NAME, ADDRESS             OFFICE AND LENGTH OF               PRINCIPAL OCCUPATION(S)            BY TRUSTEE/        HELD
  AND AGE OF TRUSTEE/OFFICER           TIME SERVED                    DURING PAST 5 YEARS                 OFFICER       BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                           2001 to December 2003; and Vice President
                                                           of Rydex Distributors, Inc. from December
                                                           2003 to May 2004 and Rydex Fund Services,
                                                           Inc. from December 2001 to August 2006
------------------------------------------------------------------------------------------------------------------------------------
Joseph Arruda (41)              Assistant Treasurer from   Vice President of PADCO Advisors, Inc. and   158           Not Applicable
                                2006 to present.           PADCO Advisors II, Inc. from 2004 to
                                                           present; Director of Accounting of PADCO
                                                           Advisors, Inc. and PADCO Advisors II from
                                                           2003 to 2004; Vice President of Mutual
                                                           Funds, State Street Bank & Trust from 2000
                                                           to 2003
------------------------------------------------------------------------------------------------------------------------------------
Paula Billos (33)               Controller from 2006 to    Director of Fund Administration of PADCO     158           Not Applicable
                                present.                   Advisors, Inc. and PADCO Advisors II, Inc.
                                                           from 2001 to present
------------------------------------------------------------------------------------------------------------------------------------

* Messrs. Verboncoeur and Byrum are "interested" persons of the Trust, as that term is defined in the 1940 Act by virtue of their affiliation with the Funds' Advisor.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:

     AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent trustees of the Trust. The Audit Committee operates pursuant to a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent registered public accounting firm and the Board; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, if any, reports submitted to the Committee by the Trust's service providers that are material to the Trust as a whole, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, the independent registered public accounting firm's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers serve as members of the Audit Committee. The Audit Committee met four (4) times in the most recently completed fiscal year.

GOVERNANCE AND NOMINATING COMMITTEE. The Board has a standing Governance and Nominating Committee that is composed of each of the independent trustees of the Trust. The Governance and Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Governance and Nominating Committee is to identify, recommend and nominate candidates to fill vacancies, if any, on the Trust's Board. The Governance and Nominating Committee does not currently have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the Exchange Act in conjunction with a shareholder meeting to consider the election of Board members. The Governance and Nominating Committee also reviews the compensation for the Board members. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers serve as members of the Governance and Nominating Committee. The Governance and Nominating Committee met twice during the most recently completed fiscal year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Funds and all Rydex Funds as of the end of the most recently completed calendar year. Because the Fund is new, as of the date of this SAI, none of the Trustees beneficially owned shares of the Fund. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and the officers of the Trust own less than 1% of the outstanding shares of the Trust.

---------------------------------------------------------------------------------------------------
                                                                                   AGGREGATE DOLLAR
                                                                                    RANGE OF SHARES
                                                                    DOLLAR RANGE     IN ALL RYDEX
                                                                      OF FUND       FUNDS OVERSEEN
        NAME                            FUND NAME                    SHARES (1)    BY TRUSTEE (1,2)
---------------------------------------------------------------------------------------------------
                                        INTERESTED TRUSTEES
---------------------------------------------------------------------------------------------------
Michael P. Byrum              International 2x Strategy Fund            None        over $100,000
                          Inverse International 2x Strategy Fund        None
                            Emerging Markets 2x Strategy Fund           None
                        Inverse Emerging Markets 2x Strategy Fund       None
                             Inverse Pacific 2x Strategy Fund           None
                              Latin America 2x Strategy Fund            None
                           Inverse Latin America Strategy Fund          None
                             Inverse Europe 2x Strategy Fund            None
---------------------------------------------------------------------------------------------------
Carl G. Verboncoeur           International 2x Strategy Fund            None        over $100,000
                          Inverse International 2x Strategy Fund        None
                            Emerging Markets 2x Strategy Fund           None
                        Inverse Emerging Markets 2x Strategy Fund       None
                             Inverse Pacific 2x Strategy Fund           None
                              Latin America 2x Strategy Fund            None
                           Inverse Latin America Strategy Fund          None
                             Inverse Europe 2x Strategy Fund            None
---------------------------------------------------------------------------------------------------
                                        INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------
Corey A. Colehour             International 2x Strategy Fund            None       $50,001-$100,000
                          Inverse International 2x Strategy Fund        None
                            Emerging Markets 2x Strategy Fund           None
                        Inverse Emerging Markets 2x Strategy Fund       None
                             Inverse Pacific 2x Strategy Fund           None
                              Latin America 2x Strategy Fund            None
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                                                                   AGGREGATE DOLLAR
                                                                                    RANGE OF SHARES
                                                                    DOLLAR RANGE     IN ALL RYDEX
                                                                      OF FUND       FUNDS OVERSEEN
        NAME                            FUND NAME                    SHARES (1)    BY TRUSTEE (1,2)
---------------------------------------------------------------------------------------------------
                           Inverse Latin America Strategy Fund          None
                             Inverse Europe 2x Strategy Fund            None
---------------------------------------------------------------------------------------------------
J. Kenneth Dalton             International 2x Strategy Fund            None        $10,001-$50,000
                          Inverse International 2x Strategy Fund        None
                            Emerging Markets 2x Strategy Fund           None
                        Inverse Emerging Markets 2x Strategy Fund       None
                             Inverse Pacific 2x Strategy Fund           None
                              Latin America 2x Strategy Fund            None
                           Inverse Latin America Strategy Fund          None
                             Inverse Europe 2x Strategy Fund            None
---------------------------------------------------------------------------------------------------
John O. Demaret               International 2x Strategy Fund            None         over $100,000
                          Inverse International 2x Strategy Fund        None
                            Emerging Markets 2x Strategy Fund           None
                        Inverse Emerging Markets 2x Strategy Fund       None
                             Inverse Pacific 2x Strategy Fund           None
                              Latin America 2x Strategy Fund            None
                           Inverse Latin America Strategy Fund          None
                             Inverse Europe 2x Strategy Fund            None
---------------------------------------------------------------------------------------------------
Thomas F. Lydon               International 2x Strategy Fund            None             None
                          Inverse International 2x Strategy Fund        None
                            Emerging Markets 2x Strategy Fund           None
                        Inverse Emerging Markets 2x Strategy Fund       None
                             Inverse Pacific 2x Strategy Fund           None
                              Latin America 2x Strategy Fund            None
                           Inverse Latin America Strategy Fund          None
                             Inverse Europe 2x Strategy Fund            None
---------------------------------------------------------------------------------------------------
Werner E. Keller              International 2x Strategy Fund            None         over $100,000
                          Inverse International 2x Strategy Fund        None
                            Emerging Markets 2x Strategy Fund           None
                        Inverse Emerging Markets 2x Strategy Fund       None
                             Inverse Pacific 2x Strategy Fund           None
                              Latin America 2x Strategy Fund            None
                           Inverse Latin America Strategy Fund          None
                             Inverse Europe 2x Strategy Fund            None
---------------------------------------------------------------------------------------------------
Patrick T. McCarville         International 2x Strategy Fund            None       $50,001-$100,000
                          Inverse International 2x Strategy Fund        None
                            Emerging Markets 2x Strategy Fund           None
                        Inverse Emerging Markets 2x Strategy Fund       None
                             Inverse Pacific 2x Strategy Fund           None
                              Latin America 2x Strategy Fund            None
                           Inverse Latin America Strategy Fund          None
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                                                                   AGGREGATE DOLLAR
                                                                                    RANGE OF SHARES
                                                                    DOLLAR RANGE     IN ALL RYDEX
                                                                      OF FUND       FUNDS OVERSEEN
        NAME                            FUND NAME                    SHARES (1)    BY TRUSTEE (1,2)
---------------------------------------------------------------------------------------------------
                             Inverse Europe 2x Strategy Fund            None
---------------------------------------------------------------------------------------------------
Roger J. Somers               International 2x Strategy Fund            None         over $100,000
                          Inverse International 2x Strategy Fund        None
                            Emerging Markets 2x Strategy Fund           None
                        Inverse Emerging Markets 2x Strategy Fund       None
                             Inverse Pacific 2x Strategy Fund           None
                              Latin America 2x Strategy Fund            None
                             Inverse Latin America Strategy Fund        None
                               Inverse Europe 2x Strategy Fund          None
---------------------------------------------------------------------------------------------------

1 Information provided is as of December 31, 2007. As of the date of this SAI, none of the Trustees beneficially owned shares of the Funds.

2 Includes Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust.

BOARD COMPENSATION. - The following table sets forth compensation paid by the Trust for the fiscal year ended March 31, 2008:

---------------------------------------------------------------------------------
                                         PENSION OR       ESTIMATED
                                         RETIREMENT        ANNUAL        TOTAL
                         AGGREGATE    BENEFITS ACCRUED    BENEFITS   COMPENSATION
                       COMPENSATION  AS PART OF TRUST'S     UPON       FROM FUND
   NAME OF TRUSTEE      FROM TRUST        EXPENSES       RETIREMENT    COMPLEX *
---------------------------------------------------------------------------------
INTERESTED TRUSTEES**
---------------------------------------------------------------------------------
Michael P. Byrum            $0               $0              $0           $0
---------------------------------------------------------------------------------
Carl G. Verboncoeur         $0               $0              $0           $0
---------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------
Corey A. Colehour         $51,300            $0              $0        $110,000
---------------------------------------------------------------------------------
J. Kenneth Dalton         $56,100            $0              $0        $120,000
---------------------------------------------------------------------------------
John O. Demaret           $65,600            $0              $0        $140,000
---------------------------------------------------------------------------------
Werner E. Keller          $51,300            $0              $0        $110,000
---------------------------------------------------------------------------------
Thomas F. Lydon           $51,300            $0              $0        $110,000
---------------------------------------------------------------------------------
Patrick T. McCarville     $53,600            $0              $0        $115,000
---------------------------------------------------------------------------------
Roger J. Somers           $51,300            $0              $0        $110,000
---------------------------------------------------------------------------------

* Represents total compensation for service as Trustee of the Trust, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust.

** Messrs. Verboncoeur and Byrum are Interested Trustees, as that term is defined in the 1940 Act by virtue of their affiliation with the Funds' Advisor. As officers of the Advisor, they do not receive compensation from the Trust.

CODE OF ETHICS

The Board has adopted a Combined Code of Ethics (the "Code of Ethics") pursuant to Rule 17j-1 under the 1940 Act. The Advisor, Servicer and Distributor are also covered by the Code of Ethics. The Code of Ethics applies to the personal investing activities of trustees, directors, officers and certain employees ("access persons"). Rule 17j-1 and the Code of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings. The Code of Ethics is on file with the SEC, and is available to the public.

PROXY VOTING

The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board will periodically review each Fund's proxy voting record.

The Trust annually discloses its complete proxy voting record on Form N-PX. The Trust's most recent Form N-PX is available, without charge, upon request, by calling 800.820.0888 or 301.296.5100 or by writing to Rydex Series Funds at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Trust's Form N-PX is also available on the SEC's web site at www.sec.gov.

THE ADVISOR AND THE ADVISORY AGREEMENT

PADCO Advisors, Inc., 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, is a registered investment adviser and provides portfolio management services to each Fund pursuant to an advisory contract with the Trust. PADCO Advisors, Inc. was incorporated in the State of Maryland on February 5, 1993. PADCO Advisors, Inc., together with PADCO Advisors II, Inc., a registered investment adviser under common control, does business under the name Rydex Investments (the "Advisor").

On January 18, 2008, Security Benefit Corporation and Security Benefit Life Insurance Company (together, "Security Benefit") acquired Rydex Holdings, Inc., the Advisor's parent company, together with several other Rydex entities. As a result, the Advisor has undergone a change of control and is now a subsidiary of Security Benefit. Security Benefit is a financial services firm that provides a broad variety of retirement plan and other financial products to customers in the advisor, banking, education, government, institutional, and qualified plan markets.

Pursuant to investment advisory agreement with the Advisor, dated January 18, 2008 (the "Advisory Agreement"), the Advisor serves as the investment adviser for the Trust and provides investment advice to the Funds, in accordance with the investment objectives, policies and limitations of the Funds, and oversees the day-to-day operations of the Funds, subject to the general provision and control of the Board and the officers of the Trust. As of July 1, 2008, assets under management of the Advisor and its affiliates were approximately $16.5 billion. Pursuant to the Advisory Agreements, the Funds pay the Advisor at an annual rate of X.XX% based on the average daily net assets for each respective Fund. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

The continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Board members who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding shares of the Fund, on not less than 60 days' written notice to the Advisor, or by the Advisor on 60 days' written notice to the Trust. The Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

PORTFOLIO MANAGERS

This section includes information about each Fund's portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS. Including the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:

---------------------------------------------------------------------------------------------------
                   REGISTERED INVESTMENT   OTHER POOLED INVESTMENT
                       COMPANIES(1,2)             VEHICLES(1)              OTHER ACCOUNTS(1)
                  ---------------------------------------------------------------------------------
                   NUMBER
                     OF                    NUMBER OF                NUMBER OF
      NAME        ACCOUNTS   TOTAL ASSETS   ACCOUNTS  TOTAL ASSETS   ACCOUNTS      TOTAL ASSETS
---------------------------------------------------------------------------------------------------
Michael P. Byrum     141    $11.8 billion      0           N/A          1      less than $5 million
---------------------------------------------------------------------------------------------------
 Michael Dellapa     141    $11.8 billion      0           N/A          7      less than $5 million
---------------------------------------------------------------------------------------------------
   Ryan Harder       141    $11.8 billion      0           N/A          6      less than $5 million
---------------------------------------------------------------------------------------------------
 Douglas Holmes      141    $11.8 billion      0           N/A          9      less than $5 million
---------------------------------------------------------------------------------------------------

1    Information provided is as of March 31, 2008.

2 The portfolio managers manage two registered investment companies, the Rydex Series Funds Multi-Cap Core Equity Fund and Rydex Variable Trust Multi-Cap Core Equity Fund, that are subject to a performance based advisory fee. The two Funds had $40.6 million in assets under management as of March 31, 2008.

CONFLICTS OF INTEREST. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of a Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as one of the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

PORTFOLIO MANAGER COMPENSATION. The Advisor compensates each portfolio manager for his management of the Funds. The portfolio managers' compensation consists of a fixed annual salary and a discretionary bonus. The amount of the discretionary bonus is determined by three components. The first component is a comparison of the portfolio manager's Fund performance, calculated on a pre-tax basis relative to a mutual fund peer's performance and/or to the performance of applicable internal or external benchmarks as measured over a one-year period. Mutual fund peers are those funds with similar investment objectives to the Funds managed by the portfolio managers. Mutual fund peers do not exist for all of the Rydex Funds. Rydex Funds that do not have a mutual fund peer available for comparison purposes will instead be compared to applicable internal or external benchmarks. An external benchmark, such as the S&P 500 Index, will be used for each Rydex Fund that seeks to track the performance of a published index. For a complete list and description of the external benchmarks used by each Fund, see "More Information About the Funds - Benchmarks and Investment Methodology" in the Funds' Prospectuses. An internal benchmark, such as the inverse of the S&P 500 Index, will be used when an external benchmark is not available. The second component used to determine the discretionary bonus is based on the Advisor's overall profitability as measured by its profit margin and assets under management. The third component used to determine the discretionary bonus is based on a number of more subjective, but equally important, factors, including a portfolio manager's enhancements to existing products, creation of new products and concepts, support of sales, marketing, and client service, and contributions to the advancement of the organization as a whole.

FUND SHARES OWNED BY PORTFOLIO MANAGERS. Because the Funds have not yet commenced operations, as of March 31, 2008, none of the portfolio managers beneficially owned shares of the Funds.

THE ADMINISTRATIVE SERVICE AGREEMENT AND ACCOUNTING SERVICE AGREEMENT

General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by Rydex Fund Services, Inc. (the "Servicer"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, subject to the general supervision and control of the Board and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer.

Under the service agreement, the Servicer provides the Trust and each Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and each Fund under federal and state securities laws. The Servicer also maintains the shareholder account records for each Fund, disburses dividends and distributions payable by each Fund, and produces statements with respect to account activity for each Fund and each Fund's shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to each Fund; each Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to each Fund under the service agreement. In consideration for its services, the Servicer is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of each Fund.

Pursuant to an Accounting Services Agreement, the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions for a fee calculated at an annual percentage rate of one-tenth of one percent (0.10%) on the first $250 million of the average daily net assets, seventy-five-thousandths of one percent (0.075%) on the next $250 million of the average daily net assets, one- twentieth of one percent (0.05%) on the next $250 million of the average daily net assets, and one- thirty-third of one percent (0.03%) on the average daily net assets over $750 million of the Funds. Certain officers and members of the Board of the Trust are also officers and directors of the Servicer.

DISTRIBUTION

Pursuant to a distribution agreement adopted by the Trust (the "Distribution Agreement"), the Distributor, located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, acts as distributor for the shares of the Trust under the general supervision and control of the Board and the officers of the Trust. The Distributor is a subsidiary of Security Benefit and an affiliate of the Advisor. The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of the Funds. In addition, the Distribution Agreement permits the Distributor to receive as compensation any front-end sales load or contingent deferred sales charge collected by the Funds or other asset-based sales charges collected pursuant to any distribution or shareholder services plans adopted by the Funds on behalf of the various classes of shares. Each of the Fund's current distribution and shareholder services plans, as well as a description of the services performed under each, are described below.

A-CLASS DISTRIBUTION PLAN - The Funds have adopted a Distribution Plan applicable to A-Class Shares (the "A-Class Plan"). Under the A-Class Plan, the Distributor, or designated Service Providers, may receive up to 0.25% of each Fund's assets attributable to A-Class Shares as compensation for distribution services pursuant to Rule 12b-1 under the 1940 Act.

C-CLASS DISTRIBUTION AND SHAREHOLDER SERVICING PLAN - The Funds have adopted a Distribution and Shareholder Services Plan for C-Class Shares (the "C-Class Plan"). Under the C-Class Plan, the Distributor, or designated Service Providers, may receive up to a total of 1.00% of each Fund's assets attributable to C-Class Shares as compensation for distribution and shareholder services pursuant to Rule 12b-1 under the 1940 Act. The C-Class Plan allows for payment of up to 0.75% of each Fund's assets attributable to C-Class Shares as compensation for distribution services and up to 0.25% of each Fund's assets attributable to C-Class Shares as compensation for shareholder services.

H-CLASS DISTRIBUTION PLAN AND SHAREHOLDER SERVICES PLAN - Each Fund has adopted a Distribution Plan and a Shareholder Services Plan applicable to H-Class Shares (the "H-Class Plan"). Under the H-Class Plan, the Distributor, or designated Service Providers, may receive up to 0.25% of each Fund's assets attributable to H-Class Shares as compensation for distribution services pursuant to Rule 12b-1 under the 1940 Act. The Shareholder Services Plan permits the payment of up to 0.25% of each Fund's assets attributable to H-Class Shares to designated Service Providers as compensation for providing shareholder services, which are not primarily intended to result in the sale of the shares of the Funds.

DESCRIPTION OF DISTRIBUTION AND SHAREHOLDER SERVICES - Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund "supermarkets" and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Funds), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Shareholder services may include: (i) maintaining accounts relating to clients that invest in shares; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by the Service

Providers; (iv) responding to inquiries from clients concerning their investment in shares; (v) assisting clients in changing dividend options, account designations and addresses; (vi) providing information periodically to clients showing their position in shares; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and (viii) processing dividend payments from the Funds on behalf of clients.

COSTS AND EXPENSES

Each Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; the costs and expenses of redeeming shares of a Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, each of the Funds pays an equal portion of the trustee fees and expenses for attendance at Board meetings for the Board members who are not affiliated with, or interested persons of, the Advisor.

BUSINESS CONTINUITY AND DISASTER RECOVERY

The Advisor, the Distributor and the Servicer (collectively, the "Service Providers") have developed a joint Business Continuity and Disaster Recovery Program (the "Program") that is designed to minimize the disruption of normal business operations in the event of a disaster. While the Service Providers believe that the Program is comprehensive and should enable them to survive a disaster and reestablish normal business operations in a timely manner, under certain unusual or unexpected circumstances the Service Providers could be prevented or hindered from providing services to the Funds for extended periods of time. These circumstances may include, without limitation, acts of God, acts of government in its sovereign or contractual capacity, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. Under each Service Provider's agreement with the Trust, absent willful misfeasance, bad faith or gross negligence on the part of the Service Provider, or the reckless disregard of their respective obligations, the Service Provider generally will not be liable for any related losses to the Funds or to the Funds' shareholders as a result of such an occurrence.

PRINCIPAL HOLDERS OF SECURITIES

Because the Fund is new, as of the date of this SAI, there are no beneficial owners of 5% or more of shares of the Fund to report.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectuses entitled "Calculating Net Asset Value." The NAV of a Fund serves as the basis for the purchase and redemption price of that Fund's shares. The NAV of a Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value by the Advisor using methods established or ratified by the Board.

Options on securities and indices purchased by a Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter ("OTC") market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts generally are valued based upon the unrealized gain or loss on the contract determined with reference to the first price reported by established futures exchanges after the close of a Fund pricing cycle, or alternatively, with reference to the average price at which futures are bought and sold by a Fund. Options on futures contracts generally are valued with reference to the underlying futures contract. If the market makes a limit move with respect to a particular commodity, the commodity will be valued at fair value by the Advisor using methods established or ratified by the Board.

The Funds will generally value their assets at fair value because of the time difference between the close of the relevant foreign exchanges and the time the Funds price their shares at the close of the NYSE. Such valuation will attempt to reflect the U.S. financial markets' perceptions and trading activity related to the Funds' assets since the calculation of the closing level of the Funds' respective benchmarks. The MSCI EAFE Index is determined in the [early morning (X:XX or X:XX a.m., depending on daylight savings time) U.S. Eastern Time ("ET"), prior to the opening of the NYSE]. The MSCI Emerging Markets Index is determined in the [early morning (X:XX or X:XX a.m., depending on daylight savings time) U.S. Eastern Time ("ET"), prior to the opening of the NYSE]. The MSCI Pacific Index is determined in the [early morning (X:XX or X:XX a.m., depending on daylight savings time) U.S. Eastern Time ("ET"), prior to the opening of the NYSE]. The S&P Latin America 40 Index is determined in the early morning (X:XX or X:XX a.m., depending on daylight savings time) U.S. Eastern Time ("ET"), prior to the opening of the NYSE]. The STOXX 50(R) Index is determined in the mid-morning (approximately 10:30 or 11:30 a.m., depending daylight savings time) U.S. ET, prior to the closing of the NYSE. Under fair value pricing, the values assigned to a Fund's securities may not be the quoted or published prices of those securities on their primary markets or exchanges.

On days when shares of the Funds have been purchased, redeemed, and/or exchanged, the portfolio securities held by the Funds which are traded on the Chicago Board of Trade (the "CBOT") are valued at the earlier of: (i) the time of the execution of the last trade of the day for the Funds in those CBOT-traded portfolio securities; (ii) the time of the close of the CBOT Evening Session; or
(iii) the last price reported by an independent pricing service before the calculation of the Funds' NAV. On days when the CBOT is closed during its usual business hours and there is no need for the Funds to execute trades on the CBOT, the value of the CBOT-traded portfolio securities held by the Funds will be the mean of the bid and asked prices for these CBOT-traded portfolio securities at the open of the CBOT Evening Session.

OTC securities held by a Fund shall be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. Securities listed on the Nasdaq National Market and Nasdaq SmallCap Market may be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported. The portfolio securities of a Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the mean of the last bid and asked price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the mean between the bid and the offered quotations of such currencies against U.S. Dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Board. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by the Board. The Board has adopted fair valuation procedures for the Funds and has delegated responsibility for fair value determinations to the Fair Valuation Committee which consists of members of the Advisor and the Servicer. The members of the Fair Valuation Committee report, as necessary, to the Board regarding portfolio valuation determination. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Funds are valued at fair value.

PURCHASE AND REDEMPTION OF SHARES

MINIMUM INVESTMENT REQUIREMENTS

Any request for a redemption (including pursuant to check writing privileges) by an investor whose account balance is: (a) below the currently applicable minimum investment; or (b) would be below that minimum as a result of the redemption, will be treated as a request by the investor of a complete redemption of that account. In addition, the Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder's most recent purchase of Fund shares (unless the shareholder brings his or her account value up to the currently applicable minimum investment).

TAX CONSEQUENCES

Note that in the case of tax-qualified retirement plans, a redemption from such a plan may have adverse tax consequences. A shareholder contemplating such a redemption should consult his or her own tax adviser. Other shareholders should consider the tax consequences of any redemption.

SUSPENSION OF THE RIGHT OF REDEMPTION

The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings), or trading is restricted; (ii) for any period during which an emergency exists so that disposal of Fund investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC, by order, may permit for the protection of Fund investors. In cases where Nasdaq, the CME, Chicago Board Options Exchange ("CBOE"), CBOT, or any foreign market where the Funds' securities trade, as appropriate, is closed or trading is restricted, a Fund may ask the SEC to permit the right to redemption to be suspended. On any day that any of the securities exchanges on which the Funds' securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received. Any order received after that time will receive the next business day's NAV.

HOLIDAYS

The NYSE, the Federal Reserve Bank of New York, the Nasdaq, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays:
(i) New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day; and (ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time. In addition, the U.S. Government Bond Market is closed on Columbus Day and Veterans' Day, and as of May 27, 2008, the U.S. Government Bond Market will likely close early the business day before all holidays, as recommended by the Bond Market Association.

The national Japanese holidays affecting the relevant securities markets in Japan are as follows: New Year's Day; Coming-of-Age Day; National Foundation Day; Vernal Equinox Day; Greenery Day; Constitution Memorial Day; Children's Day; Marine Day; Respect-of-the-Aged Day; Autumnal Equinox Day; Health-Sports Day; Culture Day; Labor Thanksgiving Day; and Emperor's Birthday. Although the Trust expects this same holiday schedule to be observed in the future, the Japanese exchange may modify its holiday schedule at any time.

National holidays in the various European countries will also affect the relevant European securities markets. Due to the variety of holidays in each EU country as well as Switzerland, those holidays are not listed here.

REDEMPTIONS IN-KIND

The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of a Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 under the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's NAV during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

A-CLASS SHARES - INITIAL SALES CHARGES, REDUCTIONS AND WAIVERS

INITIAL SALES CHARGES / DEALER REALLOWANCES. A-Class Shares of the Funds are sold subject to a front-end sales charge as described in the A-Class Shares Prospectus. The sales charge is used to compensate the Distributor and participating securities dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.

Selling dealers are normally reallowed a portion of the sales charge by the Distributor. The following table shows the amount of the front-end sales charge that is reallowed to dealers as a percentage of the offering price of A-Class Shares.

---------------------------------------------------------------
                                   AUTHORIZED DEALER COMMISSION
AMOUNT OF INVESTMENT                  AS % OF OFFERING PRICE
---------------------------------------------------------------
Less than $100,000                            4.00%
---------------------------------------------------------------
$100,000 but less than $250,000               3.00%
---------------------------------------------------------------
$250,000 but less than $500,000               2.25%
---------------------------------------------------------------
$500,000 but less than 1,000,000              1.20%
---------------------------------------------------------------
Greater than $1,000,000                       1.00%
---------------------------------------------------------------

REDUCED SALES CHARGES. You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your securities dealer are responsible for providing sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

RIGHTS OF ACCUMULATION

You may qualify for reduced initial sales charges based upon your existing investment in shares of any Rydex Fund at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, the Distributor takes into account not only the money which is invested upon such proposed purchase, but also the value of all A-Class and C-Class Shares of the Rydex Funds that you own.

If you qualify for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if you already own qualifying A-Class or C-Class Shares of any Rydex Fund with a value of $80,000 and wish to invest an additional $40,000 in an A-Class Share of a Fund, the reduced initial sales charge of 4.75% will apply to the full $40,000 purchase and not just to the $20,000 in excess of the $100,000 breakpoint.

To qualify for obtaining the discount applicable to a particular purchase, you or your securities dealer must furnish the Servicer with a list of the account numbers and the names in which your Rydex Fund accounts are registered at the time the purchase is made.

AGGREGATING ACCOUNTS (GROUP PURCHASES)

     1. To receive a reduced sales charge on A-Class Shares, investments in any A-Class or C-Class Shares made by you, your spouse and your children under the age of 21 may be aggregated if made for your/their own account(s) and:

     o trust accounts established by the above individuals. However, if the person(s) who established the trust is/are deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

     o    solely controlled business accounts;

     o    single participant retirement plans; or

     o endowments or foundations established and controlled by you or your immediate family.

     2. Investments made by a trustee or other fiduciary for a single trust estate or fiduciary account and multiple-employee benefit plans of a single employer or affiliated employers - provided they are not aggregated with individual accounts - may also be aggregated.

     3. Similarly, investments made for participant accounts of a 403(b) plan that is treated like an employer-sponsored plan, or multiple 403(b) plans of a single employer or affiliated employers, may be aggregated. In addition, investments made for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization may be aggregated. Finally, investments made by a common trust fund or other diversified pooled accounts not specifically formed for the purpose of accumulating fund shares may be aggregated.

     SOME ACCOUNTS CANNOT BE AGGREGATED. At the request of certain investment firms, some accounts are set up as "street name" or "nominee" accounts. This means that the investment firm has sole access, and that the Funds have limited access, to the investment firm's clients' account information. Since the Servicer has little or no access to certain nominee or street name account information, these accounts generally may not be aggregated for the purpose of receiving reduced sales charges. Check with your securities dealer to determine if this applies to your account.

LETTERS OF INTENT

You may also pay reduced initial sales charges by indicating on the account application that you intend to provide a Letter of Intent ("LOI"), and then fulfilling the conditions of that LOI.

The LOI confirms the total investment in shares of the Rydex Funds that you intend to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, you indicate that you understand and agree to the terms of the LOI and that you are bound by the provisions described below:

     CALCULATING THE INITIAL SALES CHARGE:

     o Each purchase of Fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" in the Prospectus).

     o It is your responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

     o The offering price may be further reduced as described below above under "Rights of Accumulation" if the Servicer is advised of all other accounts at the time of the investment.

     o Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

     CALCULATING THE NUMBER OF SHARES TO BE PURCHASED

     o Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

     o Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

     o If you meet the original obligation at any time during the 13-month period, you may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

     o The Servicer will process necessary adjustments upon the expiration or completion date of the LOI.

FULFILLING THE INTENDED INVESTMENT

     o By signing an LOI, you are not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, you will have to pay the increased amount of sales charge.

     o To assure compliance with the provisions of the 1940 Act, the Servicer will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to you. All shares purchased, including those escrowed, will be registered in your name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

     o If the intended investment is not completed, you will pay the Servicer the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If you do not pay such difference within 20 days of the expiration date, you irrevocably appoint the Servicer as your attorney-in-fact to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

     CANCELING THE LOI

     o If at any time before completing the LOI Program you wish to cancel the agreement, you must give written notice to the Distributor.

     o If at any time before completion the LOI Program you request the Servicer to liquidate or transfer beneficial ownership of your total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Servicer will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

SALES CHARGE WAIVERS. The A-Class Shares' initial sales charges will be waived for certain types of investors, as described in the Prospectus.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income and any distributions of net realized capital gains from each of the Funds will be distributed as described in the Trust's Prospectuses under "Dividends and Distributions." Normally, all such distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund.

The Funds intend to declare dividends monthly from net investment income (and net short-term capital gains, if any) and may distribute such dividends monthly, but at least annually. Net income, for dividend purposes, includes accrued interest and accretion of original issue and market discount, plus or minus any short-term gains or losses realized on sales of portfolio securities, less the amortization of market premium and the estimated expenses of the Funds. Net income will be calculated immediately prior to the determination of NAV of the Funds.

With respect to the investment by a Fund in U.S. Treasury zero coupon bonds, a portion of the difference between the issue price of zero coupon securities and the face value of such securities (the "original issue discount") is considered to be income to the Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the Fund which must be distributed to shareholders of the Fund in order to maintain the qualification of the Fund as a regulated investment company for tax purposes. The tax rules applicable to regulated investment companies are described below.

FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of a Fund or its shareholders, and the discussion here and in the Prospectuses is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

REGULATED INVESTMENT COMPANY STATUS

A fund that qualifies as a regulated investment company ("RIC") under Subchapter M of the Code will not be subject to federal income taxes on the net investment income and net realized capital gains that the fund distributes to the Fund's shareholders. The Funds will seek to qualify for treatment as a RIC under the Code. Provided that for each tax year each Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least 90% of the Fund's investment company income for such year (including, for this purpose, net realized short-term capital gains over net long-term capital losses) and at least 90% of its net tax-exempt income, the Fund itself will not be subject to federal income taxes to the extent the Fund's net investment income and the Fund's net realized capital gains, if any, are distributed to the Fund's shareholders. One of several requirements for RIC qualification is that a Fund must receive at least 90% of its gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies, and net income derived from an interest in a qualified publicly traded partnership (the "90% Test"). A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year: (a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnership (the "Asset Test").

In the event of a failure by a Fund to qualify as a RIC, the Fund would be subject to tax on its taxable income at corporate rates, and the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income. Such distributions would be eligible for the dividends received deduction for corporate shareholders, and for the lower tax rates applicable to qualified dividend income received by individual shareholders, subject to certain limitations. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had the Fund qualified as a RIC. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. If the Fund determines that it will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's NAV.

Each Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for the year and 98% of its capital gain net income, for the one-year period ending on October 31 of such year, plus certain other amounts. The Funds intend to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax but can make no assurances that all such tax liability will be eliminated.

The Funds intend to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. Generally, all or portion of the net investment income distributions made by a RIC may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (lower tax rates apply to individuals in lower tax brackets)) to the extent that the fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (I.E., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States).

In order for some portion of the dividends received by a Fund's shareholders to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund's shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such (currently at a maximum rate of 15%), regardless of how long the shareholder has owned the shares. Fund shareholders will be notified annually by the Funds as to the federal tax status of all distributions made by the Funds. Distributions may be subject to state and local taxes.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

Shareholders of the Funds will be subject to federal income tax on dividends paid from interest income derived from taxable securities and on distributions of realized net short-term capital gains. Interest and realized net short-term capital gains distributions are taxable to shareholders of the Funds as ordinary dividend income regardless of whether the shareholder receives such distributions in additional Fund shares or in cash. Since the Funds' income is expected to be derived entirely from interest rather than dividends, none of such distributions will either be qualified dividend income or eligible for the federal dividends received deduction available to corporations. Shareholders who have not held Fund shares for a full year should be aware that the Funds may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in the Funds.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal and state income tax purposes. In general, if you hold your shares as a capital asset, gain or loss realized will be capital in nature and will be classified as long-term or short-term, depending on the length of the time shares have been held.

The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

All or a portion of any loss realized upon the redemption of Fund shares will be disallowed to the extent that other shares in the Funds are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares. In addition, any loss realized by a shareholder on the disposition of shares held for six months or less is treated as a long-term capital loss to the extent of any distributions of any net long-term capital gains received by the shareholder with respect to such shares.

SPECIAL TAX CONSIDERATIONS

As described above, gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies generally are included as qualifying income in applying the 90% Test. It should be noted, however, that for purposes of the 90% Test, the Secretary of the Treasury is authorized to issue regulations that would exclude from qualifying income foreign currency gains which are not directly related to the RIC's principal business of investing in stock or securities (or options and futures with respect to stock or securities). No regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. If such future regulations were applied to the Funds, it is possible that the amount of their qualifying income would no longer satisfy the 90% Test and the Funds would fail to qualify as RICs.

It is also possible that a Fund's strategy of investing in foreign currency-related financial instruments might cause the Fund to fail to satisfy the Asset Test, resulting in their failure to qualify as RICs. Failure of the Asset Test might result from a determination by the Internal Revenue Service that financial instruments in which the Funds invest are not securities. Moreover, even if the financial instruments are treated as securities, a determination by the Internal Revenue Service regarding the identity of the issuers of the securities or the fair market values of the securities that differs from the determinations made by a Fund could result in the failure by the Fund to diversify its investments in a manner necessary to satisfy the Asset Test. The tax treatment of the Funds and their shareholders in the event the Funds fails to qualify as a RIC is described above under "Regulated Investment Company Status".

Under the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (I.E., unless certain special rules apply, currencies other than the U.S. Dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss under the Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are also subject to special treatment. In general, any such gains or losses will increase or decrease the amount of a Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. Additionally, if such losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions.

The Funds may incur a liability for foreign dividend withholding taxes as a result of investment in stock or securities of foreign corporations. If, at any year-end, more than 50% of the assets of a Fund are comprised of stock or securities of foreign corporations, the Fund may elect to "pass through" to shareholders the amount of foreign taxes paid by the Fund. A Fund will make such an election only if the Fund deems this to be in the best interests of its shareholders. If a Fund does not qualify to make this election or does qualify, but does not choose to do so, the imposition of such taxes would directly reduce the return to an investor from an investment in a Fund.

OPTIONS TRANSACTIONS BY THE FUNDS

If a call option written by a Fund expires, the amount of the premium received by the Fund for the option will be short-term capital gain to the Fund. If such an option is closed by a Fund, any gain or loss realized by the Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by a Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to the Fund depending on the Fund's holding period for the underlying security or underlying futures contract.

With respect to call options purchased by a Fund, the Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

The Funds have available to them a number of elections under the Code concerning the treatment of option transactions for tax purposes. The Funds will utilize the tax treatment that, in the Funds' judgment, will be most favorable to a majority of investors in the Funds. Taxation of these transactions will vary according to the elections made by the Funds. These tax considerations may have an impact on investment decisions made by the Funds.

The Funds in their operations also may utilize options on securities indices. Options on "broad based" securities indices are classified as "non-equity options" under the Code. Gains and losses resulting from the expiration, exercise, or closing of such non-equity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, "blended gain or loss"). In addition, any non-equity option and futures contract held by the Funds on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

The trading strategies of the Funds, involving non-equity options on stock indices may constitute "straddle" transactions. "Straddles" may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. The Funds will also have available a number of elections under the Code concerning the treatment of option transactions for tax purposes. The Funds will utilize the tax treatment that, in the Funds' judgment, will be most favorable to a majority of investors in the Funds. Taxation of these transactions will vary according to the elections made by the Funds. These tax considerations may have an impact on investment decisions made by the Funds.

The Funds' transactions in certain options, under some circumstances, could preclude the Funds' qualifying for the special tax treatment available to investment companies meeting the requirements of Subchapter M of the Code.

The Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Funds are treated as ordinary income or capital gain, accelerate the recognition of income to the Funds and/or defer the Funds' ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by the Funds.

BACK-UP WITHHOLDING

In certain cases the Funds will be required to withhold and remit to the U.S. Treasury an amount equal to the applicable back-up withholding rate applied to reportable taxable dividends and distributions, as well as the proceeds of any redemptions of Fund shares, paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder's social security number); (2) is subject to back-up withholding by the Internal Revenue Service ("IRS"); (3) has failed to provide the Funds with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

OTHER ISSUES

The Funds may be subject to tax or taxes in certain states where the Funds do business. Furthermore, in those states which have income tax laws, the tax treatment of the Funds and of Fund shareholders with respect to distributions by the Funds may differ from federal tax treatment. In some states ownership of Fund shares may also be subject to state and local taxation. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by the Funds. Investment in Government National Mortgage Association or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

PORTFOLIO HOLDINGS

The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of the Funds' Advisor, principal underwriter, or any affiliated person of the Funds, the Advisor, or the principal underwriter.

Information concerning the Funds' portfolio holdings may be disclosed in the ordinary course of business and as frequently as daily, but no earlier than one business day following the date of the information, to (i) certain personnel of those Service Providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers, and (ii) other personnel of the Advisor and other Service Providers, such as the Funds' administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Funds and/or the terms of the Funds' current registration statement. As of December 31, 2007, the Funds had not yet commenced operations and therefore, did not disclose portfolio holdings information to any individual or entity. Once the Funds commence operations they expect to disclose portfolio holdings information to the following entities as part of ongoing arrangements that serve legitimate business purposes:

--------------------------------------------------------------------------------
        INDIVIDUAL/ENTITY                          FREQUENCY       TIME LAG
--------------------------------------------------------------------------------
Morningstar                                         Monthly    1-5 business days
--------------------------------------------------------------------------------
Lipper                                              Monthly    1-5 business days
--------------------------------------------------------------------------------
Thompson Financial                                 Quarterly   1-5 business days
--------------------------------------------------------------------------------
Bloomberg                                          Quarterly   1-5 business days
--------------------------------------------------------------------------------
Vickers Stock Research                             Quarterly   1-5 business days
--------------------------------------------------------------------------------
Standard & Poor's                                  Quarterly   1-5 business days
--------------------------------------------------------------------------------
Institutional Shareholder Services (formerly,
   Investor Responsibility Research Center)         Weekly     1-5 business days
--------------------------------------------------------------------------------

The Funds' Chief Compliance Officer, or a Compliance Manager designated by the Chief Compliance Officer, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where the Funds have legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event shall the Funds, the Advisor, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Funds' portfolio holdings.

The Board exercises continuing oversight of the disclosure of the Funds' portfolio holdings by (1) overseeing the implementation and enforcement of the Portfolio Holdings Disclosure Policies and Procedures, the Code of Ethics, and the Protection of Non-Public Information Policies and Procedures (collectively, the portfolio holdings governing policies) by the Funds' Chief Compliance Officer and the Funds, (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies, and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. The Board and the Funds reserve the right to amend the Policies and Procedures at any time and from time to time without prior notice in their sole discretion. For purposes of the Policies and Procedures, the term "portfolio holdings" means the equity and debt securities (E.G., stocks and bonds) held by the Funds and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by the Funds.

In addition to the permitted disclosures described above, the Funds must disclose their complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC's web site at www.sec.gov.

VOTING RIGHTS

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. You receive one vote for every full Fund share owned. Each Fund or class of a Fund, if applicable, will vote separately on matters relating solely to that Fund or class. All shares of the Funds are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling
800.820.0888 or 301.296.5100, or by writing to the Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

REPORTING

You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

SHAREHOLDER INQUIRIES

Shareholders may visit the Trust's web site at WWW.RYDEXINVESTMENTS.COM or call
800.820.0888 or 301.296.5100 to obtain information on account statements, procedures, and other related information.

INDEX PUBLISHERS INFORMATION

[INSERT INDEX PUBLISHERS INFORMATION]

COUNSEL

Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue NW, Washington, DC 20004, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, Two Commerce Square, 2001 Market Street, Philadelphia, Pennsylvania 19103, serves as the independent registered public accounting firm to the Trust and each of the Funds.

CUSTODIAN

U.S. Bank, N.A. (the "Custodian"), 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Funds under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of the Funds and maintains all necessary related accounts and records.

                                   APPENDIX A

                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

I. INTRODUCTION

PADCO Advisors, Inc. and PADCO Advisors II, Inc., together doing business as Rydex Investments, generally are responsible for voting proxies with respect to securities held in client accounts, including clients registered as investment companies under the Investment Company Act of 1940 ("Funds") and clients that are pension plans ("Plans") subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). This document sets forth Rydex Investments' policies and guidelines with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. Specifically, Rule 206(4)-6 requires that we:

     o Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;

     o Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and

     o Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.

II. PROXY VOTING POLICIES AND PROCEDURES

A.   Proxy Voting Policies

Proxies may have economic value and, where Rydex Investments is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best long-term economic interests of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of the proxy vote. Our authority is initially established by our advisory contracts or comparable documents. Clients, however, may change their proxy voting direction at any time.

The financial interest of our clients is the primary consideration in determining how proxies should be voted. Any material conflicts of interest between Rydex Investments and our clients with respect to proxy voting are resolved in the best interests of clients, in accordance with the procedures described in Section III below.

B.   Proxy Voting Procedures

Rydex Investments utilizes the services of an outside proxy voting firm, Institutional Shareholder Services ("ISS"), to act as agent for the proxy process, to maintain records on proxy votes for our clients, and to provide independent research on corporate governance, proxy and corporate responsibility issues. In the absence of contrary instructions received from Rydex Investments, ISS will vote proxies in accordance with the proxy voting guidelines (the "Guidelines") attached as SCHEDULE A hereto, as such Guidelines may be revised from time to time by Rydex Investments' portfolio management group (the "Committee"). Under its arrangement with ISS, Rydex Investments has agreed to:

     o Provide ISS with a copy of the Guidelines and to inform ISS promptly of any changes to the Guidelines;

     o Deliver to ISS, on a timely basis, all documents, information and materials necessary to enable ISS to provide the services contemplated to be performed by it on a timely and efficient basis (such as conveying to ISS a power of attorney with respect to the services to be provided hereunder and providing ISS on a timely basis with Rydex Investments' authorized stamp, proxy cards, special voting instructions, authorization letters to custodian banks and any other materials necessary for the performance by ISS of its duties);

     o Provide ISS with a data file containing portfolio information (such as account numbers, share amounts, and security identifiers such as cusip and/or sedol numbers) on a regular basis; and

     o Coordinate with ISS with respect to the classification of proxy items and for the treatment of items not clearly defined under the Guidelines.

III. RESOLVING POTENTIAL CONFLICTS OF INTEREST

The Committee is responsible for identifying potential conflicts of interest in regard to the proxy voting process. Examples of potential conflicts of interest include:

     o Managing a pension plan for a company whose management is soliciting proxies;

     o Having a material business relationship with a proponent of a proxy proposal in which this business relationship may influence how the proxy vote is cast; and

     o Rydex Investments, its employees or affiliates having a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships.

To ensure that all proxies are voted in the best interests of clients and are not the product of any potential conflict of interest, if a potential conflict of interest exists Rydex Investments will instruct ISS to vote in accordance with the established Guidelines. In the absence of established Guidelines (I.E., in instances where the Guidelines provide for a "case-by-case" review), Rydex Investments may vote a proxy regarding that proposal in any of the following manners:

     o REFER PROPOSAL TO THE CLIENT - Rydex Investments may refer the proposal to the client and obtain instructions from the client on how to vote the proxy relating to that proposal.

     o OBTAIN CLIENT RATIFICATION - If Rydex Investments is in a position to disclose the conflict to the client (I.E., such information is not confidential), Rydex Investments may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the client, and obtain the client's consent to how Rydex Investments will vote on the proposal (or otherwise obtain instructions from the client on how the proxy on the proposal should be voted).


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

     o USE AN INDEPENDENT THIRD PARTY FOR ALL PROPOSALS - Subject to any client imposed proxy voting policies, Rydex Investments may vote all proposals in a proxy according to the policies of an independent third party, such as ISS or a similar entity (or to have the third party vote such proxies).

     o USE AN INDEPENDENT THIRD PARTY TO VOTE THE SPECIFIC PROPOSALS THAT INVOLVE A CONFLICT - Subject to any client imposed proxy voting policies, Rydex Investments may use an independent third party (such as ISS) to recommend how the proxy for specific proposals that involve a conflict should be voted (or to have the third party vote such proxies).

IV. SECURITIES SUBJECT TO LENDING ARRANGEMENTS

For various legal or administrative reasons, Rydex Investments is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client's securities lending arrangement with the client's custodian. Rydex Investments will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, Rydex Investments may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the client's custodian for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in Rydex Investments' judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

V. SPECIAL ISSUES WITH VOTING FOREIGN PROXIES

Voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA Plan), Rydex Investments may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.

VI. ASSISTANCE WITH FORM N-PX AND PROXY VOTING RECORD

Rydex Investments shall assist its Fund clients in disclosing the following information on Form N-PX for each proxy matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which Rydex Investments, or ISS as its agent, voted on the client's behalf by providing the following information to the Fund on a regular quarterly basis within 30 days after the end of the quarter:

     (i)    The name of the issuer of the portfolio security;

     (ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

     (iii) The Council on Uniform Security Identification Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);

     (iv)   The shareholder meeting date;

     (v)    A brief identification of the matter voted on;

     (vi) Whether the matter was proposed by the issuer or by a security holder;

     (vii) Whether Rydex Investments (or ISS as its agent) cast the client's vote on the matter;

     (viii) How Rydex Investments (or ISS as its agent) cast the client's vote (I.E., for or against proposal, or abstain; for or withhold regarding election of directors); and

     (ix) Whether Rydex Investments (or ISS as its agent) cast the client's vote for or against management.

VII. DISCLOSURE OF HOW TO OBTAIN VOTING INFORMATION

Rule 206(4)-6 requires Rydex Investments to disclose in response to any client request how the client can obtain information from Rydex Investments on how its securities were voted. Rydex Investments will disclose in Part II of its Form ADV that clients can obtain information on how their securities were voted by making a written request to Rydex Investments. Upon receiving a written request from a client, Rydex Investments will provide the information requested by the client within a reasonable amount of time.

Rule 206(4)-6 also requires Rydex Investments to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. Rydex Investments will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, Rydex Investments will provide a copy of this policy within a reasonable amount of time.

If approved by the client, this policy and any requested records may be provided electronically.

VIII. RECORDKEEPING

Rydex Investments shall keep the following records for a period of at least five years, the first two in an easily accessible place:

     (i)    A copy of this Policy;

     (ii)   Proxy Statements received regarding client securities;

     (iii)  Records of votes cast on behalf of clients;

     (iv) Any documents prepared by Rydex Investments that were material to making a decision how to vote, or that memorialized the basis for the decision; and

     (v)    Records of client requests for proxy voting information.

With respect to Rydex Investments' Fund clients, each Fund shall maintain a copy of each of the records that is related to proxy votes on behalf of the Fund by Rydex Investments. Additionally, Rydex Investments may keep Fund client records as part of Rydex Investments' records.

Rydex Investments may rely on proxy statements filed on the SEC's EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Rydex Investments that are maintained with a third party, such as ISS, provided that Rydex Investments has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

                                   SCHEDULE A

                                       TO
                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

                             PROXY VOTING GUIDELINES

     Rydex Investments believes that management is generally in the best position to make decisions that are essential to the ongoing operation of the company and which are not expected to have a major impact on the corporation and its shareholders. Accordingly, Rydex Investments will generally vote with management on "routine items" of a corporate administrative nature. Rydex Investments will generally review all "non-routine items" (I.E., those items having the potential for major economic impact on the corporation and the long-term value of its shares) on a case-by-case basis.

BOARD OF DIRECTORS

A. Director Nominees in Uncontested Elections              Vote With Mgt.
B. Chairman and CEO is the Same Person                     Vote With Mgt.
C. Majority of Independent Directors                       Vote With Mgt.
D. Stock Ownership Requirements                            Vote With Mgt.
E. Limit Tenure of Outside Directors                       Vote With Mgt.
F. Director and Officer Indemnification and Liability
      Protection                                           Vote With Mgt.
G. Eliminate or Restrict Charitable Contributions          Vote With Mgt.

PROXY CONTESTS

A. Voting for Director Nominees in Contested Election      Vote With Mgt.
B. Reimburse Proxy Solicitation                            Vote With Mgt.

AUDITORS

A. Ratifying Auditors                                      Vote With Mgt.

PROXY CONTEST DEFENSES

A. Board Structure - Classified Board                      Vote With Mgt.
B. Cumulative Voting                                       Vote With Mgt.
C. Shareholder Ability to Call Special Meetings            Vote With Mgt.

TENDER OFFER DEFENSES

A. Submit Poison Pill for shareholder ratification         Case-by-Case
B. Fair Price Provisions                                   Vote With Mgt.
C. Supermajority Shareholder Vote Requirement              Vote With Mgt.
      To Amend the Charter or Bylaws
D. Supermajority Shareholder Vote Requirement              Vote With Mgt.


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

MISCELLANEOUS GOVERNANCE PROVISIONS

A. Confidential Voting                                     Vote With Mgt.
B. Equal Access                                            Vote With Mgt.
C. Bundled Proposals                                       Vote With Mgt.

CAPITAL STRUCTURE

A. Common Stock Authorization                              Vote With Mgt.
B. Stock Splits                                            Vote With Mgt.
C. Reverse Stock Splits                                    Vote With Mgt.
D. Preemptive Rights                                       Vote With Mgt.
E. Share Repurchase Programs                               Vote With Mgt.

EXECUTIVE AND DIRECTOR COMPENSATION

A. Shareholder Proposals to Limit Executive and
      Directors Pay                                        Case-by-Case
B. Shareholder Ratification of Golden and Tin Parachutes   Vote With Mgt.
C. Employee Stock Ownership Plans                          Vote With Mgt.
D. 401(k) Employee Benefit Plans                           Vote With Mgt.

STATE OF INCORPORATION

A. Voting on State Takeover Plans                          Vote With Mgt.
B. Voting on Reincorporation Proposals                     Vote With Mgt.

MERGERS AND CORPORATE RESTRUCTURINGS

A. Mergers and Acquisitions                                Case-by-Case
B. Corporate Restructuring                                 Vote With Mgt.
C. Spin-Offs                                               Vote With Mgt.
D. Liquidations                                            Vote With Mgt.

SOCIAL AND ENVIRONMENTAL ISSUES

A. Issues with Social/Moral Implications                   Vote With Mgt.

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS:


(a)(1) Certificate of Trust dated February 10, 1993 of Rydex Series Funds (the "Registrant" or the "Trust") is incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the U.S. Securities and Exchange Commission (the "SEC") on October 30, 1996.


(a)(2) Registrant's Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit (1)(b) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on October 30, 1996.

(a)(3) Amendment dated November 2, 1993 to the Registrant's Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit
       (a)(3) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on August 1, 2000.

(a)(4) Amendment dated February 25, 2000 to the Registrant's Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit
       (a)(4) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on August 1, 2000.

(a)(5) Amendment dated November 21, 2005 to the Registrant's Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit
       (a)(5) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on March 3, 2006.

(b) Registrant's Amended and Restated Bylaws are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on March 3, 2006.

(c)    Not applicable.


(d)(1) Advisory Agreement dated January 18, 2008 between the Registrant and PADCO Advisors, Inc. is incorporated herein by reference to Exhibit
       (d)(1) of Post-Effective Amendment No. 75 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on April 21, 2008.

(d)(2) Amendment dated February 29, 2008 to the Advisory Agreement dated January 18, 2008 between the Registrant and PADCO Advisors, Inc. is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 75 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on April 21, 2008.

(d)(3) Expense Limitation Agreement dated May 1, 2006 between the Registrant and PADCO Advisors, Inc., with respect to the Commodities Strategy Fund, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on May 30, 2008.

(d)(4) Advisory Agreement dated January 18, 2008 between the Registrant and PADCO Advisors, Inc., with respect to the Absolute Return Strategies, Hedged Equity and Market Neutral Funds only, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 75 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on April 21, 2008.

(d)(5) Investment Sub-Advisory Agreement dated August 29, 2007 between PADCO Advisors, Inc. and Valu-Trac Investment Management Limited, with respect to the International Rotation Fund, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 72 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on November 8, 2007.

(e)(1) Distribution Agreement dated January 18, 2008 between the Registrant and Rydex Distributors, Inc. is incorporated herein by reference to Exhibit
       (e)(1) of Post-Effective Amendment No. 75 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on April 21, 2008.

(f)    Not applicable.


(g)(1) Custody Agreement dated November 30, 1993 between the Registrant and Star Bank, N.A. (now, U.S. Bank, N.A.) is incorporated herein by reference to
       Exhibit 8 of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on October 30, 1996.

(g)(2) Amendment dated April 24, 2008 between the Registrant and U.S. Bank, N.A. (formerly, Star Bank, N.A.) to the Custody Agreement dated November 30, 1993 between the Registrant and Star Bank, N.A. (now, U.S. Bank, N.A.) is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on May 30, 2008.

(g)(3) Amended and Restated Foreign Custody Manager Agreement dated April 24, 2008 between the Registrant and U.S. Bank, N.A. (formerly, Star Bank, N.A.) is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on May 30, 2008.


(h)(1) Amended and Restated Service Agreement dated November 15, 2004 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), filed with the SEC on May 24, 2005.


(h)(2) Amendment dated February 29, 2008 to the Amended and Restated Service Agreement dated November 15, 2004 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 75 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on April 21, 2008.

(h)(3) Accounting Services Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit (9)(d) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on October 30, 1996.

(h)(4) Amendment dated February 29, 2008 to the Accounting Services Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 75 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on April 21, 2008.

(h)(5) Expense Limitation Agreement dated August 1, 2006 between the Registrant and Padco Advisors, Inc., with respect to the Commodities Fund (now, the Commodities Strategy Fund), is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 64 to the

       Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on July 31, 2006.


(i) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, is filed herewith.

(j) Consent of independent registered public accountants, Ernst & Young, LLP, is filed herewith.

(k)    Not applicable.

(l)    Not applicable.

(m)(1) Amended and Restated Distribution and Shareholder Services Plan for Advisor Class Shares and C-Class Shares dated August 28, 2000 is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on July 30, 2001.

(m)(2) Amendment dated May 21, 2001 to the Amended and Restated Distribution and Shareholder Services Plan dated August 28, 2000 for Advisor Class Shares and C-Class Shares is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on July 30, 2001.


(m)(3) Amendment dated February 29, 2008 to the Amended and Restated Distribution and Shareholder Services Plan for Advisor Class Shares and C-Class Shares dated August 28, 2000 is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 75 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on April 21, 2008.

(m)(4) Distribution Plan for H-Class Shares dated February 25, 2000 is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on August 2, 2000.

(m)(5) Amendment dated February 29, 2008 to the Distribution Plan for H-Class Shares dated February 25, 2000 is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 75 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on April 21, 2008.

(m)(6) Distribution Plan for A-Class Shares dated November 5, 2001 is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on May 24, 2005.

(m)(7) Amendment dated February 29, 2008 to the Distribution Plan for A-Class Shares dated November 5, 2001 is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 75 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on April 21, 2008.


(n)(1) Amended and Restated Rule 18f-3 Plan dated August 30, 2004 is incorporated herein by reference to Exhibit (n)(1) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on May 24, 2005.

(n)(2) Amendment dated February 29, 2008 to the Amended and Restated Rule 18f-3 Plan dated August 30, 2004 is incorporated herein by reference to Exhibit
       (n)(2) of Post-Effective Amendment No. 75 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on April 21, 2008.

(o)    Not applicable.

(p)(1) Combined Code of Ethics for the Registrant, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust, PADCO Advisors, Inc. d/b/a Rydex Investments, PADCO Advisors II, Inc. d/b/a Rydex Investments, Rydex Capital Partners I, LLC, Rydex Capital Partners II, LLC, Rydex Distributors, Inc. is incorporated herein by reference to Exhibit (p) of Post-Effective Amendment No. 13 to the Registration Statement of Rydex Dynamic Funds (File No. 333-84797), as filed with the SEC on February 14, 2007.


(p)(2) Code of Ethics for Valu-Trac Investment Management Limited is incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 28 to the Registration Statement of Rydex Variable Trust (File No. 333-57017), as filed with the SEC on September 25, 2007.

(q) Powers of Attorney for Werner E. Keller, Thomas F. Lydon, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, and Roger Somers are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on May 30, 2008.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:


As of the date of this Registration Statement, the Registrant owned 100% of the Managed Futures Strategy Fund CFC, an exempted company organized under Cayman Islands law. The Registrant is not under common control with any other person.


ITEM 25. INDEMNIFICATION:

The Registrant is organized as a Delaware statutory trust and is operated pursuant to a Declaration of Trust, dated as of March 13, 1993, as amended (the "Declaration of Trust"), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Registrant's Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

(a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties;

(b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

(c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

The Registrant's Declaration of Trust provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Advisor is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:


PADCO Advisors, Inc., d/b/a Rydex Investments, (the "Advisor") is the investment adviser for the Trust. The Advisor also serves as investment adviser to a number of other investment companies. The principal address of the Advisor is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Advisor is an investment adviser registered under the Investment Advisers Act of 1940.

         NAME           POSITION WITH ADVISOR                            OTHER BUSINESS
-------------------   -------------------------   -------------------------------------------------------------------
Carl G. Verboncoeur   Chief Executive Officer    Director of ICI Mutual Insurance Company
                      (CEO) and Treasurer        CEO and President of Rydex Holdings, LLC
                                                 President, CEO and Treasurer of Rydex Fund Services, Inc.
                                                 CEO and Treasurer of PADCO Advisors, Inc.
                                                 President and Trustee of Rydex Series Funds
                                                 President and Trustee of Rydex Dynamic Funds
                                                 President and Trustee of Rydex Variable Trust
                                                 President and Trustee of Rydex ETF Trust
                                                 President, CEO and Treasurer of Rydex Distributors, Inc.
                                                 CEO, President and Treasurer of Advisor Research Center, Inc.
                                                 CEO and Treasurer of Rydex Specialized Products, LLC

Michael P. Byrum      Chief Investment Officer   CIO, President and Secretary of PADCO Advisors, Inc.
                      (CIO), President and       Secretary of Rydex Fund Services, Inc.
                      Secretary                  CIO of Rydex Holdings, LLC
                                                 Trustee and Vice President of Rydex Series Funds
                                                 Trustee and Vice President of Rydex Dynamic Funds
                                                 Trustee and Vice President of Rydex Variable Trust
                                                 Trustee and Vice President of Rydex ETF Trust
                                                 Secretary of Rydex Specialized Products, LLC
                                                 Secretary of Advisor Research Center, Inc.

Joanna M. Haigney     Vice President and         Vice President and Chief Compliance Officer of PADCO Advisors, Inc.
                      Chief Compliance Officer   Chief Compliance Officer and Secretary of Rydex Series Funds
                                                 Chief Compliance Officer and Secretary of Rydex Dynamic Funds
                                                 Chief Compliance Officer and Secretary of Rydex ETF Trust
                                                 Chief Compliance Officer and Secretary of Rydex Variable Trust
                                                 Vice President of Rydex Fund Services, Inc.

Valu-Trac Investment Management Limited ("Valu-Trac") is the investment sub-adviser for the Trust's International Rotation Fund. The principal address of Valu-Trac is Mains of Orton Fochabers, Moray, Scotland IV32 7QE. The Sub-Advisor is an investment adviser registered under the Investment Advisers Act of 1940.

                                   POSITION
           NAME                  WITH VALU-TRAC                                 OTHER BUSINESS
-----------------------   -------------------------   --------------------------------------------------------------------
R. Peter W. Millar CA     Chief Executive Officer     Chief Executive Officer of Valu-Trac Investment Research Limited
                                                      Sole Proprietor of Valu-Trac Research, Orton Estate, and Orton Farms
                                                      Executive Director of Valu-Trac Master Fund SPC, Valu-Trac
                                                      Strategic Fund SPC, Valu-Trac Strategic Fund LLC, Valu-Trac
                                                      Funds PLC, and Spey Fishing Trust Ltd.
                                                      Non-Executive Director of Pahlson Moller Ltd. and Gordonstoun
                                                      Foundation Ltd.
                                                      Trustee of R.P.W. Millar 1998 Discretionary Trust

Malcolm G. Strang         Non-Executive Director      Partner of Turcan Connell, Solicitors
Steel WS                                              Partner of Greenhead Farm
                                                      Non-Executive Director of Gleneagles Farms, Ltd., Hope Sixteen
                                                      (Properties) Ltd., Hope Sixteen (Trustees) Ltd., Logie
                                                      Enterprises Ltd., Princes Exchange (Nominees) Ltd., Princes
                                                      Exchange (Trustees) Ltd., Prospero Trustees, Ltd., Relugas
                                                      Farms Ltd., TC Nominees (No. 1) Ltd., TC Nominess (No. 2), TC
                                                      Nominees (No. 3) Ltd., TC Nominees (No. 4) Ltd., TC Nominess
                                                      (No. 5) Ltd., Turcan Connell (PEP Nominess) Ltd., Turcan
                                                      Connell (Trustees) Ltd. and Valu-Trac Investment Research Ltd.

Anne Laing                Chief  Compliance Officer   Executive Director of Valu-Trac Funds PLC


Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each such officer and director is included in the Trust's Statement of Additional Information.

ITEM 27. PRINCIPAL UNDERWRITERS


(a) Rydex Distributors, Inc. serves as the principal underwriter for the Registrant, Rydex Series Funds, Rydex Dynamic Funds and Rydex ETF Trust.

(b) The following information is furnished with respect to the directors and officers of Rydex Distributors, Inc.

         NAME AND                      POSITIONS AND                   POSITIONS AND
PRINCIPAL BUSINESS ADDRESS       OFFICES WITH UNDERWRITER        OFFICES WITH REGISTRANT
--------------------------   -------------------------------   --------------------------
Carl G. Verboncoeur              Director, CEO, President      CEO, Treasurer and Trustee
                                      and Treasurer

Kevin Farragher              Director, Senior Vice President              None
                                      and Secretary

Peter Brophy                     Chief Financial Officer                  None

Allison Charley                  Chief Compliance Officer                 None

Gregg Ruvoli                             Director                         None

Thomas Swank                             Director                         None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books, and records required to be maintained and preserved by
Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, will be kept by the Registrant at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

ITEM 29. MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Parts A and B.

ITEM 30. UNDERTAKINGS

None.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 77 to Registration Statement 033-59692 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on the 29th day of May, 2008.

                                        RYDEX SERIES FUNDS


                                        /s/ Carl G. Verboncoeur
                                        ----------------------------------------
                                        Carl G. Verboncoeur
                                        President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 77 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                            TITLE                                   DATE
----------------------------------   -------------------------------------   -------------

/s/ Carl G. Verboncoeur              President and Chief Executive Officer   July 29, 2008
----------------------------------
Carl G. Verboncoeur


         *                           Member of the Board of Trustees         July 29, 2008
----------------------------------
J.Kenneth Dalton


         *                           Member of the Board of Trustees         July 29, 2008
----------------------------------
John O. Demaret


         *                           Member of the Board of Trustees         July 29, 2008
----------------------------------
Patrick T. McCarville


         *                           Member of the Board of Trustees         July 29, 2008
----------------------------------
Roger Somers


         *                           Member of the Board of Trustees         July 29, 2008
----------------------------------
Corey A. Colehour


/s/ Michael P. Byrum                 Member of the Board of Trustees         July 29, 2008
----------------------------------
Michael P. Byrum



         *                           Member of the Board of Trustees         July 29, 2008
----------------------------------
Werner E. Keller


         *                           Member of the Board of Trustees         July 29, 2008
----------------------------------
Thomas F. Lydon


/s/ Nick Bonos                       Vice President and Treasurer            July 29, 2008
----------------------------------
Nick Bonos


* /s/ Carl G. Verboncoeur
  --------------------------------
  Carl G. Verboncoeur

* Attorney-in-Fact pursuant to powers of attorney for Werner E. Keller, Thomas F. Lydon, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, and Roger Somers, which are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on May 30, 2008.

                                  EXHIBIT INDEX

EXHIBIT NO.   EXHIBIT
-----------   ------------------------------------------------------------------------

EX-99.I       Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP

EX-99.J       Consent of independent registered public accountants, Ernst & Young, LLP